UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Reports to Shareholders.

Annual Report
September 30, 2020
SPDR® Index Shares Funds
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX Small Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX® Europe Small 200 Index.
The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves. By overweighting companies with low carbon emissions relative to sales and per dollar of market capitalization, the Index aims to reflect a lower carbon exposure than that of the broad market.
The Solactive GBS Canada Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Canada. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The MSCI EAFE ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI EAFE Index that do not own proved and probable coal, oil or natural gas reserves used for energy purposes. The Parent Index, which serves as the initial universe for eligible securities in the Index, captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada.
The MSCI EAFE (Europe, Australasia, Far East) Factor Mix A-Series Index captures large- and mid-cap representation across 21 developed market Europe, Australasia, and Far East countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index.
The MSCI Emerging Markets ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that do not own proved and probable coal, oil or natural gas reserves used for energy purposes. The Parent Index, which serves as the initial universe for eligible securities in the Index, captures large and mid-capitalization representation across 23 emerging market countries.
The MSCI Emerging Markets (EM) Factor Mix A-Series Index captures large- and mid-cap representation across 24 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index.
The Solactive GBS Germany Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Germany. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
The Solactive GBS Japan Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Japan. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
The Solactive GBS United Kingdom Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in the United Kingdom. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
The MSCI World Factor Mix A-Series Index captures large-and mid-cap representation across 23 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index.
The S&P Asia Pacific Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years.
See accompanying notes to financial statements.
1

The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets.
The Solactive GBS Hong Kong Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Hong Kong. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts".
See accompanying notes to financial statements.
2

SPDR EURO STOXX Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization Eurozone equity securities. The Fund’s benchmark is the EURO STOXX Small Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.06%, and the Index was 8.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance was driven primarily by uncertainty surrounding COVID-19, including government mandated lockdowns and unprecedented fiscal and monetary stimulus. The 12-month period started strong, with positive performance from October 2019 through December 2019. However, news of the novel coronavirus stemming from China began weighing on global returns in February, as the virus began to spread throughout Europe. This impacted both large and small cap stocks. Uncertainty around the economic impact of the virus and each country’s prevention methods drove a risk-off sentiment that led to a decline in equity values through March. A breakdown in OPEC negotiations between Russia and Saudi Arabia in March also hurt global markets, as oil prices plummeted to their lowest levels since 1999. The second quarter saw the start of a rebound for both oil prices and global equities, with increased coordination among OPEC+ countries, support from global central banks, and fiscal stimulus measures to boost the economy. Weak economic indicators, such as job losses and declining retail sales, were reported in April, followed by encouraging data in May, signaling lockdowns and stimulus packages were succeeding. Performance in European stocks responded well starting in later March. In July the Index moved into positive territory as European small cap stocks started to outperform European large cap stocks. In the third quarter Euro area experienced uneven growth and had few positive surprises given the rising infection rate. Europe’s positive performance was led by Health Care, Consumer Discretionary and Information Technology while Financials and Energy were a drag on performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HelloFresh, Siemens Gamsea Renewable and Santorius Stedim Biotech. The top negative contributors to the Fund’s performance during the Reporting Period were JustEat Takeaway, AIB Group, and Osram Licht.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR EURO STOXX Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	EURO STOXX Small Index	Net Asset Value	Market Value	EURO STOXX Small Index
ONE YEAR	8.06	7.89	8.54	8.06	7.89	8.54
FIVE YEARS	42.02	41.50	43.53	7.27	7.19	7.50
SINCE INCEPTION(1)	14.13	13.68	15.57	2.11	2.05	2.31
(1)	For the period June 4, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR EURO STOXX Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Warehouses De Pauw CVA REIT	1.8%
Signify NV	1.7
Huhtamaki Oyj	1.7
Carl Zeiss Meditec AG	1.7
Amplifon SpA	1.7
La Francaise des Jeux SAEM	1.6
TAG Immobilien AG	1.6
SEB SA	1.6
Sofina SA	1.6
Kojamo Oyj	1.5
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR MSCI ACWI Low Carbon Target ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets while seeking to minimize carbon exposure. The Fund’s benchmark is the MSCI ACWI Low Carbon Target Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 11.18%, and the Index was 11.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period kicked off on solid footing, as the fund returned over +9% for the quarter ending December 31, 2019. Apart from some modest hiccups at the beginning of October and end of November, US equities made mostly uninterrupted progress during the fourth quarter. Markets started out with some back and forth price action as investors balanced weak manufacturing data and the likelihood of lower interest rates with third-quarter earnings expectations that were relatively downbeat. An apparent truce in the US/China trade conflict helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for the middle of October. US markets were still a little jittery in early December as President Trump announced the re-imposition of steel and aluminum tariffs on Brazil and Argentina, but the announcement later in the month of a Phase One trade deal with China carried equity markets into a strong close for 2019. Emerging markets turned in a particularly good quarter given their overall sensitivity to market risk-taking, trade issues as well as the trajectory of the US dollar. Specifically, Chinese equities performed strongly in the quarter, reflecting strong gains in December as the agreement on trade with the United States was announced and manufacturing data improved. On the developed markets front, European equity markets were roughly flat for the quarter until fading trade and UK election risks led to a strong finish in December. Pacific equity markets climbed higher in the fourth quarter amidst a mostly constructive global backdrop and a weak dollar environment that drove appreciation in most of the region’s currencies.
The second and third quarters of the Reporting Period, were almost mirror images of each other. In the second quarter, the Fund shed over –21%. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. As 2020 began, stock markets were still in a reasonably good mood. However, soon thereafter, a number of European countries started to report their first confirmed cases of COVID-19, and the wheels started to come off of the equity markets. Markets sold off aggressively towards the end of February and briefly stabilized in early March amidst encouraging statements from central bankers and a strong showing by Democratic Presidential candidate Joe Biden at the Super Tuesday primary elections. Still, trading would be halted on three more occasions on the New York Stock Exchange before the end of the March. Globally, Europe returns were quite negative, reflecting COVID-19 spread earlier in the quarter. Within the UK, Financials and Energy were the largest detractors. German stocks were also pressured significantly. The countries in the Asia Pacific region were also equally pressured. Australia experienced the greatest pull-back, while Japan, the biggest country in this segment, posted returns slightly better than the broader region. Within EM, all the countries in the index were down for the quarter, but the gap between the best and worst performer was just vast; Brazil was the worst performer, with equities losing about ½ of their value in USD terms, while Chinese equities ironically only lost a fraction of that. Although China was the epicenter of the virus, investors expected containment efforts there to be successful. As expected, the currency effect was more varied across emerging markets, with South Africa experiencing the most currency weakness relative to the USD.
During the third quarter of the period under review, the Fund bounced back over +19%. While the global economy suffered from an unprecedented shock in March and April driven by government imposed lockdowns to contain the spread of the COVID-19 pandemic, policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. The stimulus packages announced by central banks and various governments, increased economic activity as a result of the easing of lockdown measures and positive net flows into markets on optimism that a COVID-19 vaccine was in the offing led to market sentiments turning cheerful during the quarter.UK June Flash PMIs provided positive signals regarding bottoming of economic activities. Complemented by a normalization in production activity, China’s macro data confirmed the news flow, led by domestic demand recovery in infrastructure, real estate and auto sectors. The Chicago Board Options Exchange's CBOE Volatility Index (VIX), a market sentiment indicator, continued to tail off with a decline of over 43%, indicating a decrease in market volatility. Overall, risk assets continued to gain ground, building on the strong performance witnessed in the last week of March.
The book-end 4th quarter of the period under review performed similarly to the first quarter, as the Fund returned over +8%. Led by the United States (US), economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. Risk assets rallied in July and August on the back of positive economic momentum and earnings. Overall, risk assets posted positive performance in the third quarter. The US dollar weakened in the third quarter as the euro rallied given the region’s relatively better efforts toward containing COVID-19 and progress made toward the establishment of a fiscal union.
The fund benefitted from its reduced exposure to carbon exposure, particularly during the first 3 months of 2020 and again, the spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. Oil prices fell to their lowest levels since 1999. And if COVID-19 concerns were not a sufficient catalyst for heightened market volatility, a breakdown in OPEC negotiations over the first weekend in March led to an oil price war between Saudi Arabia and
See accompanying notes to financial statements.
6

SPDR MSCI ACWI Low Carbon Target ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
Russia – a development that sent oil prices plunging; as news of this disagreement between OPEC and Russia on oil production broke, WTI (West Texas Intermediate) dropped by close to 25% on Monday, March 9th. While oil prices would rebound in the 2nd quarter of 2020, the damage was done and the impact for the period under review is evident as the MSCI ACWI Low Carbon Target Index bested the MSCI ACWI Index by over 800 basis points (11.23% vs 3.00%).
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, & Amazon.com, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Boeing Company, Wells Fargo & Company & ONEOK, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI Low Carbon Target ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index
ONE YEAR	11.18	11.19	11.23	11.18	11.19	11.23
FIVE YEARS	64.85	64.36	63.58	10.51	10.45	10.34
SINCE INCEPTION(1)	51.26	51.42	49.74	7.33	7.35	7.15
(1)	For the period November 25, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Low Carbon Target ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
8

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.0
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.2
Alibaba Group Holding, Ltd. ADR	1.1
Alphabet, Inc. Class A	0.9
Alphabet, Inc. Class C	0.8
Johnson & Johnson	0.8
Tencent Holdings, Ltd.	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
TOTAL	15.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR Solactive Canada ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Canada ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Canada. The Fund’s benchmark is the Solactive GBS Canada Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –2.70%, and the Index was –2.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index opened the fiscal year positive (+4.46% for the first fiscal quarter), but slightly lagging most other developed countries over that time due to a weak energy sector and an election during the quarter that saw PM Trudeau gain re-election, but losing his Parliament majority in the process. As the calendar turned to 2020, the focus was very different as COVID-19 was introduced worldwide putting a halt to any sense of market optimism. Specifically in Canada, the two largest sectors (Financial and Energy) were particularly hit hard to the tune of –24% and –38%, respectively. For the quarter the Index lost 26.71%, which (again) was worse than many countries’ losses (US included) over the same period. The Index was fortunately able to recoup much of that loss in the next quarter (+19.31%) as businesses and consumers started to learn how to navigate around the new normal. The positive momentum continued into the final fiscal quarter as the Index gained another 6.30% during that period as talks of impending vaccines became closer to reality and economies worldwide slowly re-opened.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Canadian National Railway, Barrick Gold, and Shopify. The top negative contributors to the Fund’s performance during the Reporting Period were Bank of Nova Scotia, Suncor Energy, and TD Bank.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

SPDR Solactive Canada ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Canada Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Canada Large & Mid Cap USD Index NTR(2)
ONE YEAR	(2.70)	(2.73)	(2.90)	(2.70)	(2.73)	(2.90)
FIVE YEARS	38.04	36.97	37.67	6.66	6.49	6.60
SINCE INCEPTION(3)	10.36	10.39	10.11	1.58	1.58	1.54
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Canada Factor Mix A-Series Capped Index to the Solactive GBS Canada Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Canada Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Canada Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2020.
(3)	For the period June 11, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Canada ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
11

SPDR Solactive Canada ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Shopify, Inc. Class A	7.6%
Royal Bank of Canada	7.0
Toronto-Dominion Bank	5.8
Canadian National Railway Co.	5.2
Enbridge, Inc.	4.1
Bank of Nova Scotia	3.5
Barrick Gold Corp.	3.3
Brookfield Asset Management, Inc. Class A	3.2
Canadian Pacific Railway, Ltd.	2.9
TC Energy Corp.	2.8
TOTAL	45.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	32.5%
Materials	12.7
Industrials	12.3
Energy	11.6
Information Technology	11.0
Communication Services	6.1
Consumer Staples	4.7
Utilities	4.0
Consumer Discretionary	3.6
Real Estate	0.9
Health Care	0.2
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI EAFE ex Fossil Fuels Index. The Fund’s benchmark is the MSCI EAFE ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.83%, and the Index was 2.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The first quarter of the Reporting Period was characterized by additional rate cutting by the Fed, with the European Central Bank joining in with cuts as well, and an agreement between the U.S. and China that prevented tariffs from going into effect in December. Markets responded positively going into 2020, but as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter of 2020.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to indicate that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets pulled back in June, perhaps in response to the wave of civil unrest taking place across the U.S.
The third quarter of 2020 painted a mixed picture, on the one hand seeming to shrug off civil unrest and record economic contraction and replace it with a V-shaped economic recovery, but on the other hand generating new concerns about a surge in global COVID-19 cases, as well as continued concern about the timeline for a viable vaccine, the potential need for further government stimulus, particularly in the U.S., and of course uncertainty surrounding the U.S. presidential election. Markets responded in kind, logging gains in the first two months but pulling back in September.
During the Reporting Period, both the Fund and the Index exceeded the performance of the MSCI EAFE Index, with the dramatic COVID-induced global economic slowdown negatively impacting producers and distributors of fossil fuels.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, Roche Holding AG, and SAP SE. The top negative contributors to the Fund’s performance during the Reporting Period were HSBC Holdings PLC, Airbus SE, and Banco Santander SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index
ONE YEAR	2.83	2.83	2.98	2.83	2.83	2.98
SINCE INCEPTION(1)	25.14	25.79	25.04	5.86	6.00	5.84
(1)	For the period October 24, 2016 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
14

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Nestle SA	2.8%
Roche Holding AG	1.9
Novartis AG	1.5
SAP SE	1.3
ASML Holding NV	1.2
AstraZeneca PLC	1.1
Toyota Motor Corp.	1.1
LVMH Moet Hennessy Louis Vuitton SE	1.0
Novo Nordisk A/S Class B	0.9
AIA Group, Ltd.	0.9
TOTAL	13.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
15

SPDR MSCI EAFE StrategicFactors ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI EAFE Strategic Factors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. The Fund’s benchmark is the MSCI EAFE Factor Mix A- Series Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 0.69%, and the Index was 0.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative cash drag, security misweights and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Performance for the period were primarily driven by the COVID-19 crisis. Equity markets continued to build on their late 2019 momentum in to the first half of January 2020, however optimism was derailed in late January 2020 amidst increased risk aversion over concerns of the spreading coronavirus. It was the ongoing pandemic that caused the Index to slide 18.8% over the 2 months of February and March 2020. Stimulus packages announced by central banks and various governments, increasing economic activity as a result of easing lockdown measures and positive net flows in to markets on optimism that a COVID-19 vaccine is in the offering led to market sentiment turning cheerful during the second quarter of 2020. The Index regained 11.6% over the second quarter of 2020.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Mizuho Financial Group Inc, Orange S.A. and Toyo Suisan Kaisha Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were New World Development Co., Sartorius Stedim Biotech SA, and Vestas Wind Systems A/S.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index
ONE YEAR	0.69	0.55	0.93	0.69	0.55	0.93
FIVE YEARS	33.10	32.83	32.98	5.89	5.84	5.87
SINCE INCEPTION(1)	20.35	20.60	20.79	2.97	3.01	3.03
(1)	For the period June 4, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Strategicfactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Nestle SA	2.4%
Roche Holding AG	2.1
Novartis AG	1.8
Novo Nordisk A/S Class B	1.7
ASML Holding NV	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.1
Diageo PLC	1.0
CSL, Ltd.	1.0
NTT DOCOMO, Inc.	1.0
Unilever NV	0.9
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
18

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI Emerging Markets ex Fossil Fuels Index. The Fund’s benchmark is the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 12.59%, and the Index was 13.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund started off the period with moderate returns during the first quarter of the period only to be followed by a double digit negative period at the start of 2020, as many emerging markets reacted negatively to the fear of the Covid-19 pandemic emerging from the China region. Despite this initial decline, the Fund was able to make a nice comeback during the final two quarters of the period. Investor sentiment continued to remain positive in part due to a number of key global players that made longer-term pledges to reach net zero emissions, which would eliminate fossil fuel power. The renewable energy sector enjoyed continued support by governments around the world. At the same time, the pandemic fundamentally altered consumer behavior and enterprise operations across the globe, enhancing the importance of digital adoption and transformation. Alibaba Group Holding Co. posted stronger than anticipated earnings in the third quarter of the period, as China’s prolonged quarantine aided online sales for Asia’s most valuable tech company. Chinese IT giant, Tencent also saw their most significant rise in market capitalization alongside rising demand for gaming devices as consumers relied on these devices more than ever during the global lock-down. In the end, despite the stresses of COVID-19, the Fund finished off the period enjoying double digit positive returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd. Sponsored ADR, Tencent Holdings Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Itau Unibanco Holding SA Pfd, Banco Bradesco SA Pfd, and Housing Development Finance Corporation Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index
ONE YEAR	12.59	13.15	13.58	12.59	13.15	13.58
SINCE INCEPTION(1)	29.49	30.23	30.72	6.78	6.94	7.05
(1)	For the period October 24, 2016 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	9.3%
Tencent Holdings, Ltd.	6.5
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3
Samsung Electronics Co., Ltd.	4.2
Meituan Dianping Class B	1.9
Naspers, Ltd. Class N	1.4
JD.com, Inc. ADR	1.1
Ping An Insurance Group Co. of China, Ltd. Class H	1.1
China Construction Bank Corp. Class H	1.0
Infosys, Ltd.	0.8
TOTAL	33.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
21

SPDR MSCI Emerging Markets StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI Emerging Markets (EM) Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 1.18%, and the Index was 1.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The first quarter of the Reporting Period was characterized by additional rate cutting by the Fed, with the European Central Bank joining in with cuts as well, and an agreement between the U.S. and China that prevented tariffs from going into effect in December. Markets responded positively going into 2020, but as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter of 2020.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to indicate that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets pulled back in June, perhaps in response to the wave of civil unrest taking place across the U.S.
The third quarter of 2020 painted a mixed picture, on the one hand seeming to shrug off civil unrest and record economic contraction and replace it with a V-shaped economic recovery, but on the other hand generating new concerns about a surge in global COVID-19 cases, as well as continued concern about the timeline for a viable vaccine, the potential need for further government stimulus, particularly in the U.S., and of course uncertainty surrounding the U.S. presidential election. Markets responded in kind, logging gains in the first two months but pulling back in September.
The Fund’s strategy to tilt towards the quality, value and low volatility factors caused the Fund’s performance to lag behind that of the MSCI Emerging Markets Index, as all three factors underperformed in emerging markets during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd., and Infosys Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were PT Telekomunikasi Indonesia (Persero) Tbk. Class B, Itausa Investimentos Itau SA Pfd, and PT Bank Central Asia Tbk.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
22

SPDR MSCI Emerging Markets StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index
ONE YEAR	1.18	1.32	1.62	1.18	1.32	1.62
FIVE YEARS	33.88	32.67	36.87	6.01	5.82	6.48
SINCE INCEPTION(1)	8.69	8.57	13.08	1.33	1.31	1.96
(1)	For the period June 4, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Strategicfactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
23

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Tencent Holdings, Ltd.	2.5
Samsung Electronics Co., Ltd.	2.2
Tata Consultancy Services, Ltd.	1.8
Infosys, Ltd. ADR	1.7
Hindustan Unilever, Ltd.	1.4
Alibaba Group Holding, Ltd. ADR	1.2
Yum China Holdings, Inc.	1.1
Al Rajhi Bank	1.0
New Oriental Education & Technology Group, Inc. ADR	1.0
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
24

SPDR Solactive Germany ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Germany ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Germany. The Fund’s benchmark is the Solactive GBS Germany Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 9.20%, and the Index was 9.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
The Fund rounded out the fourth quarter of 2019 with a healthy return of 9.81%. Despite the existing and ongoing political concerns around the likes of China, the U.S., Hong Kong and North Korea, there was sufficient good news in terms of strong earnings and other macroeconomic data to drive the positive performance. The story for the first quarter of 2020, however, was decidedly different as COVID-19 shocked the markets and concern about its spread and long-term effects began to rise. The Fund ended Q1 2020 down 26.71% as lockdowns, business closures and travel restrictions all resulted in lowered earnings guidance that seemed to overwhelm any favorable assistance provided by emergency monetary and fiscal policies. Fortunately, the Fund rebounded strongly in the second quarter of 2020 and returned a positive 25.39%, erasing almost all of the losses from the previous quarter. This positive momentum continued into the final quarter of the Reporting Period as the Fund was up another 8.21% during Q3 of 2020. Much of this was due to optimism around potential treatments and vaccines for COVID-19 as well as the unprecedented fiscal and monetary intervention put in place by Germany and numerous other countries around the globe. Overall, the Fund ended the Reporting Period up 9.2%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SAP SE, Siemens AG and Deutsche Post AG. The top negative contributors to the Fund’s performance during the Reporting Period were Wirecard AG, Allianz SE and MTU Aero Engines AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
25

SPDR Solactive Germany ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Germany Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Germany Large & Mid Cap USD Index NTR(2)
ONE YEAR	9.20	9.15	9.13	9.20	9.15	9.13
FIVE YEARS	36.36	36.30	36.26	6.40	6.39	6.38
SINCE INCEPTION(3)	12.48	12.66	12.40	1.88	1.91	1.87
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Germany Factor Mix A-Series Capped Index to the Solactive GBS Germany Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Germany Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Germany Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2020.
(3)	For the period June 11, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Germany ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
26

SPDR Solactive Germany ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
SAP SE	13.3%
Siemens AG	8.6
Allianz SE	6.7
Bayer AG	5.1
Adidas AG	4.9
BASF SE	4.7
Deutsche Telekom AG	4.6
Deutsche Post AG	3.8
Daimler AG	3.6
Vonovia SE	3.1
TOTAL	58.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	17.9%
Information Technology	16.4
Industrials	14.8
Financials	14.5
Health Care	11.4
Materials	8.0
Communication Services	4.8
Real Estate	4.6
Utilities	3.8
Consumer Staples	3.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
27

SPDR Solactive Japan ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Japan. The Fund’s benchmark is the Solactive GBS Japan Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 6.28%, and the Index was 6.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
For the reporting 12-month period, Japan was one of the main positive performers among MSCI EAFE countries and it outperformed MSCI EAFE index, which returned 0.49% for the reporting period. Pacific equity markets climbed higher in the fourth quarter of 2019 amidst a mostly constructive global backdrop and a weak dollar environment that drove appreciation in most of the region’s currencies. The yen was the sole developed market currency to depreciate relative to the US dollar over the period. An increase in the country’s value-added tax (VAT) from 8% to 10% went into effect on the first of October, though the weakness in Japanese shares during the first couple of trading sessions was in line with the deterioration that afflicted markets around the world. From that point on, Japanese stocks steadily advanced as broader market sentiment recovered and the country sealed a new trade deal with the United States. The Bank of Japan reported on the last day of October and held interest rates steady but did adjust its language, which suggested an easing bias moving forward. Later, the release of the Bank of Japan’s October policy meeting Summary of Opinions report suggested there was little appetite for immediate easing. But from a fiscal policy perspective, Prime Minister Abe had begun to prepare Japan’s first fiscal stimulus since 2016 to help offset any drags from the recently implemented VAT hike. In December the government would go on to unveil a larger than expected spending plan to help prop the economy up and defend against any negative effects from the VAT hike as well as aid in rebuilding from damage sustained from Typhoon Hagibis.
In the first quarter of 2020 the Index dropped over 22% as the spread of the Coronavirus Disease 2019 (COVID-19) coupled with social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets. Japan, the biggest country in the Asia Pacific region, posted returns slightly better than the other developed countries in the region as the yen rallied in the risk-off environment in the first quarter. The economic rebound followed in the second and third quarters as policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery was beginning.
On an sector level, the top positive contributors to the Fund’s performance during the Reporting Period were Health Care and Communication Services. The top negative contributors to the Fund’s performance during the Reporting Period were Financials and Real Estate.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Keyence Corporation, Sony Corporation, and SoftBank Group Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Mitsubishi UFJ Financial Group, Inc., Central Japan Railway Company, and East Japan Railway Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
28

SPDR Solactive Japan ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Japan Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Japan Large & Mid Cap USD Index NTR(2)
ONE YEAR	6.28	6.01	6.67	6.28	6.01	6.67
FIVE YEARS	42.56	42.70	44.25	7.35	7.37	7.60
SINCE INCEPTION(3)	43.95	44.84	46.10	5.95	6.05	6.20
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Japan Factor Mix A-Series Capped Index to the Solactive GBS Japan Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Japan Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Japan Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2020.
(3)	For the period June 11, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Japan ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
29

SPDR Solactive Japan ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Toyota Motor Corp.	4.0%
Sony Corp.	2.7
Keyence Corp.	2.4
SoftBank Group Corp.	2.4
Nintendo Co., Ltd.	1.7
Daiichi Sankyo Co., Ltd.	1.6
Shin-Etsu Chemical Co., Ltd.	1.5
Takeda Pharmaceutical Co., Ltd.	1.5
Daikin Industries, Ltd.	1.4
Nidec Corp.	1.3
TOTAL	20.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	21.0%
Consumer Discretionary	17.4
Information Technology	12.5
Health Care	11.9
Communication Services	10.2
Financials	8.1
Consumer Staples	7.5
Materials	5.4
Real Estate	3.3
Utilities	1.4
Energy	0.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
30

SPDR Solactive United Kingdom ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Solactive United Kingdom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of United Kingdom. The Fund’s benchmark is the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –15.91%, and the Index was –15.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
For the reporting period, returns in UK lagged behind the broad EAFE region, which retuned 0.49%, and lagged behind S&P 500 index in the US, which returned 15.15%. Fourth quarter of 2019 was strong in the UK following indications that a Brexit deal was within reach following an announcement by Prime Minister Johnson and Irish Premier Leo Varadkar. Ultimately, PM Johnson’s Brexit bill did receive Parliamentary support but another Brexit extension between the UK and EU to January 31, 2020 would be required to ratify the proposal. As expectations for a Brexit deal mounted, the pound strengthened and inflation expectations as measured by break-evens continued to decline.
European markets dropped sharply in the first quarter of 2020 amid the spread of the Coronavirus Disease 2019 (COVID-19) coupled with social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets. The United Kingdom announced a coordinated response with the Bank of England reducing the bank rate by 50 basis points (among other measures) and the UK government putting forth a budget with an additional £30 billion in fiscal stimulus.
The economy rebounded in the second and third quarters of 2020 as policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. However it was not enough for the UK to overcome 28% loss that it suffered in the first quarter as continued uncertainty over Brexit remained a risk to the recovery momentum in the United Kingdom and Europe.
On a sector level, the top contributors to the Fund’s performance during the Reporting Period were Health Care, Materials and Information Technology. The top negative contributors to the Fund’s performance during the Reporting Period were Energy, Financials and Communication Services.
The Fund used Index equity futures contracts in order to gain exposure to the market for the cash and cash equivalents within the Fund during the Reporting Period. The Fund’s use of these futures contracts did not result in any significant tracking error between the Fund and the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AstraZeneca PLC, Rio Tinto plc, and Reckitt Benckiser Group plc. The top negative contributors to the Fund’s performance during the Reporting Period were Royal Dutch Shell Plc, BP p.l.c. and HSBC Holdings Plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
31

SPDR Solactive United Kingdom ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap USD Index NTR(2)
ONE YEAR	(15.91)	(16.65)	(15.75)	(15.91)	(16.65)	(15.75)
FIVE YEARS	(4.22)	(5.03)	(2.05)	(0.86)	(1.03)	(0.41)
SINCE INCEPTION(3)	(16.94)	(17.31)	(14.77)	(2.90)	(2.97)	(2.50)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI United Kingdom Factor Mix A-Series Capped Index to the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS United Kingdom Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2020.
(3)	For the period June 11, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive United Kingdom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
32

SPDR Solactive United Kingdom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
AstraZeneca PLC	7.4%
GlaxoSmithKline PLC	5.0
British American Tobacco PLC	4.4
Diageo PLC	4.3
HSBC Holdings PLC	4.3
Reckitt Benckiser Group PLC	3.7
Unilever PLC	3.6
Rio Tinto PLC	3.4
BP PLC	3.2
Royal Dutch Shell PLC Class A	2.7
TOTAL	42.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Staples	19.7%
Financials	16.8
Health Care	13.8
Industrials	12.6
Materials	9.5
Energy	8.2
Consumer Discretionary	7.3
Communication Services	4.8
Utilities	3.8
Information Technology	1.4
Real Estate	1.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
33

SPDR MSCI World StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI World Strategic Factors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI World Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 5.87%, and the Index was 5.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index’s ebb and flow performance during the period told the big-picture story of the last twelve months. As the fiscal year began, existing political concerns around China, the US, Hong Kong, and North Korea were more than offset by strong global earnings and other macroeconomic data resulting in a healthy return of 7.60% for the first fiscal quarter. As the calendar turned to 2020 however, the story was very different as COVID-19 was introduced worldwide shutting down most global economies along the way. The Index lost 19.22% during the first quarter of 2020 as a result of the lockdowns, business closures, and travel restrictions that were instituted to minimize the spread of the virus. The Index was fortunately able to recoup almost all of that loss in the next quarter (+15.05%) as businesses and consumers started to learn to navigate around the new normal. The positive momentum continued into the final fiscal quarter as the Index gained another 5.75% during that period as talks of impending vaccines became closer to reality and governments slowly loosened restrictions to local lockdowns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple, Microsoft Corporation, and NVIDIA Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo, Exxon Mobil Corporation, and Airbus SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
34

SPDR MSCI World StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index
ONE YEAR	5.87	5.78	5.76	5.87	5.78	5.76
FIVE YEARS	63.55	63.98	62.62	10.34	10.40	10.21
SINCE INCEPTION(1)	61.46	61.61	59.97	7.87	7.88	7.71
(1)	For the period June 4, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI World StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
35

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Apple, Inc.	2.9%
Microsoft Corp.	2.1
Visa, Inc. Class A	1.5
Johnson & Johnson	1.5
Nestle SA	1.4
Procter & Gamble Co.	1.2
Roche Holding AG	1.2
Alphabet, Inc. Class C	1.1
Mastercard, Inc. Class A	1.0
PepsiCo, Inc.	1.0
TOTAL	14.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
36

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. The Fund’s benchmark is the S&P Asia Pacific Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 19.82%, and the Index was 19.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 11.35% during the last quarter of 2019 as progress appeared to take shape on in one of the most prominent geopolitical issue overhanging the Asia-Pacific region. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced – as well as speculation surrounding Chinese purchases of US agricultural products – lifted spirits in early October. While there was no shortage of back and forth volleys on the trade front, by the middle of December the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies. The United States agreed not to proceed with an escalation of tariffs and was set to cut tariffs on $120 billion of Chinese imports.
The Fund lost 18.13% where little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets.
The Fund reversed course and more than recouped the loss experienced in the first quarter of 2020 by adding 18.95% in the subsequent quarter. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun.
The positive momentum carried over to the third quarter of 2020 as the Fund tallied up another 10.50% during this period. Led by the United States, economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. However, growth momentum decelerated toward the end of the third quarter as fiscal support waned and services growth remained restricted given persistent and rising COVID-19 cases.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BYD Company Limited Class H, JD.com Inc, and NetEase Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holdings Ltd, Taiwan Semiconductor Manufacturing Co., Ltd, and Thai Oil Public Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
37

SPDR S&P Emerging Asia Pacific ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index
ONE YEAR	19.82	21.32	19.84	19.82	21.32	19.84
FIVE YEARS	71.20	72.76	71.38	11.35	11.55	11.38
TEN YEARS	72.23	73.75	73.88	5.59	5.68	5.69
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
38

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	9.6%
Tencent Holdings, Ltd.	7.1
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.5
Meituan Dianping Class B	2.4
Reliance Industries, Ltd. GDR	1.9
JD.com, Inc. ADR	1.4
China Construction Bank Corp. Class H	1.2
Infosys, Ltd. ADR	1.1
HDFC Bank, Ltd.	1.1
Ping An Insurance Group Co. of China, Ltd. Class H	1.1
TOTAL	32.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
39

SPDR S&P Global Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. The Fund’s benchmark is the S&P Global Dividend Aristocrats Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –17.21%, and the Index was –17.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance throughout Reporting Period was quite volatile. Six of the twelve months posted positive returns, but the overall return for the Reporting Period was –17.21%. This outcome was largely driven by March 2020 performance, when the fund posted a return of –23.58%. It was around this time that markets were dropping rapidly and companies were forced to slash dividend payouts, as they were taking large hits to revenue.
In the first quarter of the Reporting Period (Q4 of 2019), the Fund was up 7.21%. Reports that China would be willing to accept a trade deal lifted spirits in early October. Around the same time, European assets and currencies received a jolt as UK Prime Minister Boris Johnson and Irish Premier Leo Varadkar issued a constructive joint statement on progress towards a Brexit deal. By the middle of December, the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies. The United States agreed not to proceed with an escalation of tariffs and was set to cut tariffs on $120 billion of Chinese imports. Not to be outdone, Boris Johnson presided over a decisive Conservative victory in the UK election, which helped lift UK equities into the end of the year. All this helped equity markets end 2019 on firm footing.
Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy. The magnitude of the damage was staggering, impacting every corner of financial markets. By March 11th, 2020, the WHO declared the COVID-19 outbreak a global pandemic. The stock market began to plummet. Although significant monetary and fiscal policies would be announced boosting sentiment, and quarterly rebalancing would contribute as investors sold bonds to buy equities, it would not be enough to prevent equities from posting some of the worst returns in recent memory. The Fund, in particular, felt the impact as companies cut shareholder payouts. The coronavirus pandemic slowed economic activity and weighed on many industries.
In the second quarter of 2020, equity markets rebounded. The stimulus packages announced by central banks and various governments increased economic activity as a result of easing lockdown measures. Markets saw positive net flows driven by optimism that a COVID-19 vaccine was in works. The Fund posted a return of +10.51% for the quarter.
In the final quarter of the Reporting Period, the Fund saw mixed performance. Although the positive economic and earnings data propelled global equity markets in July and August, markets lost their luster in September on account of resurgence in COVID-19 cases and concerns around high valuations.
Throughout the Reporting Period, the performance of the sectors were quite varied as well, ranging from –35.69% to +0.89%. The top performing sectors were Utilities, Materials and Consumer Staples. The bottom performing sectors were Energy, Real Estate and Industrials.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: IG Group Holdings, Northland Power Inc, and EDP- Energias de Portugal. The top negative contributors to the Fund’s performance during the Reporting Period were: Macy’s Inc, Redwood Trust Inc, and Foschini Group Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
40

SPDR S&P Global Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index
ONE YEAR	(17.21)	(17.30)	(17.64)	(17.21)	(17.30)	(17.64)
FIVE YEARS	12.53	11.77	11.18	2.39	2.25	2.14
SINCE INCEPTION(1)	21.56	21.38	19.58	2.69	2.67	2.47
(1)	For the period May 29, 2013 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
41

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Freenet AG	2.5%
Nokian Renkaat Oyj	2.1
Enagas SA	2.1
Northland Power, Inc.	2.1
Japan Tobacco, Inc.	2.1
IG Group Holdings PLC	2.0
Red Electrica Corp. SA	1.8
EDP - Energias de Portugal SA	1.8
BCE, Inc.	1.7
Lenovo Group, Ltd.	1.7
TOTAL	19.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
42

SPDR S&P Global Infrastructure ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. The Fund’s benchmark is the S&P Global Infrastructure Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –14.46%, and the Index was –14.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag/cumulative effect of security misweights/tax withholdings and securities lending contributed to the difference between the Fund’s performance and that of the Index.
The return performance of an Infrastructure index has historically tracked the broader economic environment. All three sectors within the Index; Energy, Industrials and Utilities posted a negative contribution during the Reporting Period. During the first quarter of the Reporting Period, the Fund posted slightly positive returns. Notwithstanding some geopolitical turbulence between the United States and Iran, global equity markets marched upwards until the end of January, when concerns around the spread of COVID-19 from China began to negatively affect risk sentiment. It is during the first quarter of 2020 that global equity indexes had their worst quarterly performance since 4Q08 and the worst performance in the first quarter since index history is available (1980) as the coronavirus crisis shook the markets. Transportation and Energy were hit especially hard as efforts to contain the coronavirus outbreak included global travel bans, widespread country lockdowns, business closures as well as the collapse of oil prices amid a price war between Russia and Saudi Arabia. Airline stocks were among the hardest hit during 2020 as demand for air travel dropped off precipitously and government-imposed travel restrictions were also put in place. It is therefore not surprising that the Fund posted a negative return of –29.14% in the first quarter of 2020. Fortunately, the negative returns for the benchmark would not return for the final two quarters of the Reporting Period. The Energy sector would post robust returns, staging a dramatic comeback after falling to record lows in April. A rise in fuel demand after major economies started easing lockdown measures along with record output cuts by the OPEC countries and its allies drove oil prices higher.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NextEra Energy, Inc., Enel SpA and Iberdrola SA. The top negative contributors to the Fund’s performance during the Reporting Period were ONEOK, Inc., Kinder Morgan Inc Class P, and Atlantia S.p.A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
43

SPDR S&P Global Infrastructure ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	S&P Global Infrastructure Index(1)	Net Asset Value	Market Value(1)	S&P Global Infrastructure Index(1)
ONE YEAR	(14.46)	(14.60)	(14.59)	(14.46)	(14.60)	(14.59)
FIVE YEARS	20.20	20.51	18.81	3.75	3.80	3.51
TEN YEARS	52.48	53.09	53.59	4.31	4.35	4.38
(1)	Index returns represent the Fund’s prior investment strategy from September 30, 2008 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Infrastructure ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
44

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Transurban Group Stapled Security	5.0%
NextEra Energy, Inc.	5.0
Aena SME SA	4.9
Enbridge, Inc.	4.6
TC Energy Corp.	3.8
Atlantia SpA	3.8
Iberdrola SA	3.2
Enel SpA	3.0
Dominion Energy, Inc.	3.0
Duke Energy Corp.	3.0
TOTAL	39.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
45

SPDR Solactive Hong Kong ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Hong Kong ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Hong Kong. The Fund’s benchmark is the Solactive GBS Hong Kong Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 0.30%, and the Index was 0.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Hong Kong began the period in the midst of protests against the controversial Fugitive Offenders amendment, which was introduced in February 2019 and would have allowed for extradition to jurisdictions such as mainland China. The amendment was suspended in June 2019, before the reporting period began, but protests and pushback continued through the end of 2019. The amendment had renewed focus on political freedoms in the region, as the legislation was largely considered to be an attempt to deter political action and dissent in Hong Kong.
Large scale demonstrations were halted as the outbreak of a novel coronavirus spreading in China took center stage. The virus, which can lead to the respiratory illness COVID-19, spread globally, leading the World Health Organization to declare a global pandemic in March 2020. Returns were somewhat volatile throughout 2020, as fears of a COVID-19 outbreak, the economic effects of a prolonged lockdown to stop the virus’s spread, and relative success in containing the virus came in and out of the news cycle. The largest positive months for the fund were in June 2020 and August 2020, and the steepest negative performance in March 2020 and May 2020.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Link Real Estate Investment Trust, Hong Kong China and Gas Co., and CK Hutchison. The top negative contributors to the Fund’s performance during the Reporting Period were AIA Group, Hong Kong Exchanges and Clearing, and Techtronic Industries.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
46

SPDR Solactive Hong Kong ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Solactive GBS Hong Kong Large & Mid Cap USD Index NTR	Net Asset Value	Market Value	Solactive GBS Hong Kong Large & Mid Cap USD Index NTR
ONE YEAR	0.30	1.44	0.57	0.30	1.44	0.57
SINCE INCEPTION(1)	0.34	1.30	0.77	0.17	0.64	0.38
(1)	For the period ended September 18, 2018 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/18/18, 9/19/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Solactive Hong Kong ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
47

SPDR Solactive Hong Kong ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
AIA Group, Ltd.	23.7%
Hong Kong Exchanges & Clearing, Ltd.	11.9
Sun Hung Kai Properties, Ltd.	3.7
Techtronic Industries Co., Ltd.	3.6
CLP Holdings, Ltd.	3.4
Link REIT REIT	3.4
CK Hutchison Holdings, Ltd.	3.2
Hong Kong & China Gas Co., Ltd.	3.0
Galaxy Entertainment Group, Ltd.	2.6
CK Asset Holdings, Ltd.	2.3
TOTAL	60.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

		% of Net Assets
	Financials	38.3%
	Real Estate	17.8
	Industrials	11.9
	Consumer Discretionary	10.7
	Utilities	9.9
	Health Care	6.4
	Consumer Staples	3.1
	Communication Services	0.9
	Information Technology	0.6
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.4
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
48

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRIA — 6.0%
ANDRITZ AG	2,762	$ 85,377
BAWAG Group AG (a)(b)	2,702	97,590
Raiffeisen Bank International AG (b)	5,253	80,510
Verbund AG	2,559	140,078
Voestalpine AG	4,301	113,480
Wienerberger AG (b)	4,466	118,043
		635,078
BELGIUM — 10.7%
Ackermans & van Haaren NV (b)	870	112,937
Aedifica SA REIT	1,066	130,255
Cofinimmo SA REIT	1,049	157,700
Colruyt SA	2,043	132,627
Elia Group SA	1,276	127,485
Proximus SADP	6,092	111,265
Sofina SA	604	165,029
Warehouses De Pauw CVA REIT	5,108	186,046
		1,123,344
FINLAND — 5.8%
Huhtamaki Oyj	3,712	183,604
Kojamo Oyj	7,535	162,051
Nokian Renkaat Oyj	5,022	142,221
Valmet Oyj	5,163	127,929
		615,805
FRANCE — 24.4%
Aeroports de Paris	1,084	108,493
Alten SA (b)	1,126	106,953
Bollore SA	35,167	131,469
CNP Assurances	10,080	126,241
Covivio REIT	2,218	156,316
Dassault Aviation SA (b)	90	76,515
Elis SA (b)	6,996	88,684
Eurazeo SE (b)	1,877	101,689
Faurecia SE (b)	2,871	124,298
ICADE REIT	1,206	67,769
Iliad SA	661	121,733
Ipsen SA	1,417	148,800
Klepierre SA REIT (c)	8,373	117,676
La Francaise des Jeux SAEM (a)	4,688	172,728
Natixis SA (b)	35,955	81,058
Remy Cointreau SA (c)	825	150,727
Rexel SA (b)	9,426	118,713
SEB SA	1,038	169,071
SOITEC (b)	893	128,907
Sopra Steria Group (b)	618	98,269
SPIE SA (b)	4,694	84,493
Wendel SE	1,061	96,362
		2,576,964
GERMANY — 20.8%
ADO Properties SA (a)(b)	3,417	94,724
alstria office REIT-AG	6,885	95,754
Security Description	Shares	Value
CANCOM SE	1,494	$ 77,260
Carl Zeiss Meditec AG	1,417	179,458
CTS Eventim AG & Co. KGaA (b)	2,086	100,977
Deutsche Lufthansa AG (b)	11,586	99,995
Evotec SE (b)	4,780	126,511
Freenet AG	4,965	100,550
Fuchs Petrolub SE Preference Shares	2,694	137,043
Gerresheimer AG	1,095	122,563
Grand City Properties SA	4,096	99,041
MorphoSys AG (b)	1,275	161,997
ProSiebenSat.1 Media SE (b)	7,336	96,392
Rational AG	198	155,332
TAG Immobilien AG	5,679	171,415
Telefonica Deutschland Holding AG	35,494	91,111
Thyssenkrupp AG (b)	15,774	79,761
Uniper SE	3,545	114,568
Varta AG (b)	656	92,157
		2,196,609
IRELAND — 1.4%
Bank of Ireland Group PLC (b)	35,937	66,752
Glanbia PLC (d)	7,590	78,413
Glanbia PLC (c)(d)	271	2,733
		147,898
ITALY — 9.0%
A2A SpA	60,727	88,302
Amplifon SpA (b)	4,833	173,139
Banco BPM SpA (b)	58,739	99,532
Hera SpA	30,853	114,039
Infrastrutture Wireless Italiane SpA (a)	12,526	138,660
Interpump Group SpA	3,195	118,843
Italgas SpA	18,965	119,759
Leonardo SpA (c)	15,644	91,725
		943,999
LUXEMBOURG — 1.9%
SES SA	14,866	105,572
Tenaris SA	18,101	90,445
		196,017
NETHERLANDS — 9.5%
Aalberts NV	3,718	134,373
Altice Europe NV (b)	24,660	118,331
BE Semiconductor Industries NV	2,818	120,913
Corbion NV	2,297	105,723
JDE Peet's B.V. (b)	2,529	102,996
Koninklijke Vopak NV	2,570	144,839
SBM Offshore NV	5,731	91,801
Signify NV (a)(b)	4,976	184,273
		1,003,249
PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	9,480	152,355

See accompanying notes to financial statements.
49

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SPAIN — 6.5%
Acciona SA (c)	832	$ 90,540
Banco de Sabadell SA	217,828	75,916
Bankinter SA	25,030	107,925
Inmobiliaria Colonial Socimi SA REIT	10,371	85,800
Masmovil Ibercom SA (b)	4,153	109,575
Merlin Properties Socimi SA REIT	14,156	118,275
Viscofan SA	1,477	98,551
		686,582
UNITED KINGDOM — 2.2%
Dialog Semiconductor PLC (b)	2,790	121,707
TechnipFMC PLC (c)	17,157	109,931
		231,638
TOTAL COMMON STOCKS (Cost $10,984,914)		10,509,538

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	413	413
State Street Navigator Securities Lending Portfolio II (g) (h)	217,045	217,045
TOTAL SHORT-TERM INVESTMENTS (Cost $217,458)		217,458
TOTAL INVESTMENTS — 101.7% (Cost $11,202,372)		10,726,996
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(182,804)
NET ASSETS — 100.0%		$ 10,544,192

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.5% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,509,538	$—	$—	$10,509,538
Short-Term Investments	217,458	—	—	217,458
TOTAL INVESTMENTS	$10,726,996	$—	$—	$10,726,996
See accompanying notes to financial statements.
50

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Real Estate	15.6%
Industrials	14.9
Communication Services	11.6
Financials	11.5
Health Care	8.7
Utilities	7.5
Materials	7.0
Consumer Staples	6.8
Information Technology	6.2
Consumer Discretionary	5.8
Energy	4.1
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45	$ 45	$ 217,690	$ 217,321	$ (1)	$—	413	$ 413	$ 46
State Street Navigator Securities Lending Portfolio II	—	—	6,350,641	6,133,596	—	—	217,045	217,045	6,047
State Street Navigator Securities Lending Portfolio III	440,165	440,165	462,378	902,543	—	—	—	—	1,073
Total		$440,210	$7,030,709	$7,253,460	$ (1)	$—		$217,458	$7,166
See accompanying notes to financial statements.
51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.5%
ARGENTINA – 0.1%
Other Security		$ 68,196
AUSTRALIA – 1.6%
Other Securities		1,154,831
AUSTRIA – 0.1%
Other Securities		59,623
BELGIUM – 0.2%
Other Securities		131,537
BRAZIL – 0.6%
Other Securities		422,120
CANADA – 2.9%
Other Securities		2,068,202
CHILE – 0.2%
Other Securities		162,266
CHINA – 5.0%
Alibaba Group Holding, Ltd. ADR (a)	2,666	783,751
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(c)	24,000	—
Tencent Holdings, Ltd.	8,084	533,544
Other Securities		2,213,809
		3,531,104
COLOMBIA – 0.1%
Other Securities		87,386
DENMARK – 0.7%
Other Securities		464,378
EGYPT – 0.0% (d)
Other Securities		13,008
FINLAND – 0.4%
Other Securities		262,886
FRANCE – 2.6%
Other Securities		1,850,663
GERMANY – 2.4%
SAP SE	1,521	236,791
Other Securities		1,454,510
		1,691,301
GREECE – 0.0% (d)
Other Security		6,108
HONG KONG – 1.0%
Other Securities		688,822
INDIA – 0.9%
Other Securities		642,176
INDONESIA – 0.1%
Other Securities		103,348
IRELAND – 0.5%
Accenture PLC Class A	993	224,408
Other Securities		93,898
		318,306
Security Description	Shares	Value
ISRAEL – 0.3%
Other Securities		$ 193,473
ITALY – 0.5%
Other Securities		373,854
JAPAN – 7.0%
Other Securities		4,887,050
LUXEMBOURG – 0.0% (d)
Other Securities		19,958
MACAU – 0.0% (d)
Other Securities		33,170
MALAYSIA – 0.2%
Other Securities		159,134
MEXICO – 0.2%
Other Securities		105,602
NETHERLANDS – 1.1%
ASML Holding NV	607	224,003
Other Securities		559,974
		783,977
NEW ZEALAND – 0.1%
Other Securities		39,460
NORWAY – 0.3%
Other Securities		196,126
PERU – 0.1%
Other Security		36,533
PHILIPPINES – 0.0% (d)
Other Securities		25,789
POLAND – 0.1%
Other Securities		44,356
PORTUGAL – 0.0% (d)
Other Security		17,155
QATAR – 0.1%
Other Securities		81,457
ROMANIA – 0.0% (d)
Other Security		6,714
RUSSIA – 0.4%
Other Securities		245,542
SAUDI ARABIA – 0.4%
Other Securities		292,151
SINGAPORE – 0.2%
Other Securities		131,434
SOUTH AFRICA – 0.4%
Other Securities		269,479
SOUTH KOREA – 1.5%
Samsung Electronics Co., Ltd.	6,588	327,851
Other Securities		720,145
		1,047,996
SPAIN – 0.6%
Other Securities		413,109

See accompanying notes to financial statements.
52

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SWEDEN – 1.0%
Other Securities		$ 689,077
SWITZERLAND – 2.8%
Nestle SA	4,189	498,531
Novartis AG	2,927	254,581
Roche Holding AG	974	334,102
Other Securities		844,666
		1,931,880
TAIWAN – 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	35,000	523,272
Other Securities		573,665
		1,096,937
THAILAND – 0.2%
Other Securities		150,895
TURKEY – 0.0% (d)
Other Securities		23,567
UNITED ARAB EMIRATES – 0.1%
Other Securities		40,800
UNITED KINGDOM – 3.7%
Other Securities		2,622,840
UNITED STATES – 57.2%
Abbott Laboratories	2,575	280,237
AbbVie, Inc.	2,515	220,289
Adobe, Inc. (a)	662	324,665
Alphabet, Inc. Class A (a)	425	622,880
Alphabet, Inc. Class C (a)	405	595,188
Amazon.com, Inc. (a)	574	1,807,371
Amgen, Inc.	841	213,749
Apple, Inc.	23,867	2,764,037
AT&T, Inc.	10,364	295,478
Bank of America Corp.	10,725	258,365
Berkshire Hathaway, Inc. Class B (a)	1,662	353,906
Cisco Systems, Inc.	6,050	238,309
Coca-Cola Co.	6,284	310,241
Comcast Corp. Class A	6,343	293,427
Costco Wholesale Corp.	672	238,560
Danaher Corp.	1,012	217,914
Facebook, Inc. Class A (a)	3,242	849,080
Home Depot, Inc.	1,486	412,677
Intel Corp.	6,039	312,699
Johnson & Johnson	3,682	548,176
JPMorgan Chase & Co.	4,155	400,002
Mastercard, Inc. Class A	1,243	420,345
McDonald's Corp.	1,110	243,634
Merck & Co., Inc.	3,660	303,597
Microsoft Corp.	9,869	2,075,747
Netflix, Inc. (a)	600	300,018
NIKE, Inc. Class B	1,862	233,755
NVIDIA Corp.	841	455,166
PayPal Holdings, Inc. (a)	1,534	302,244
Security Description	Shares	Value
PepsiCo, Inc.	1,985	$ 275,121
Pfizer, Inc.	7,923	290,774
Procter & Gamble Co.	3,548	493,137
salesforce.com, Inc. (a)	1,062	266,902
State Street Corp. (e)	474	28,122
Tesla, Inc. (a)	1,027	440,593
Thermo Fisher Scientific, Inc.	611	269,769
UnitedHealth Group, Inc.	1,283	400,001
Verizon Communications, Inc.	5,674	337,546
Visa, Inc. Class A	2,489	497,725
Walmart, Inc.	1,997	279,400
Walt Disney Co.	2,470	306,478
Other Securities		20,395,602
		40,172,926
ZAMBIA – 0.0% (d)
Other Security		23,007
TOTAL COMMON STOCKS (Cost $62,388,467)		69,881,709
WARRANTS — 0.0% (d)
THAILAND – 0.0% (d)
Other Securities (cost: $0)		67
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	115,572	115,596
State Street Navigator Securities Lending Portfolio II (e)(h)	1,095,112	1,095,112
TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,717)		1,210,708
TOTAL INVESTMENTS - 101.2% (Cost $63,599,184)		71,092,484
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(852,989)
NET ASSETS - 100.0%		$ 70,239,495
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.

See accompanying notes to financial statements.
53

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,779,979	$101,730	$ 0(a)	$69,881,709
Warrants	67	—	—	67
Short-Term Investments	1,210,708	—	—	1,210,708
TOTAL INVESTMENTS	$70,990,754	$101,730	$ 0	$71,092,484
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Sector Breakdown as of September 30, 2020

% of Net Assets
Information Technology	21.3%
Financials	13.3
Consumer Discretionary	12.9
Health Care	12.5
Industrials	10.4
Communication Services	9.4
Consumer Staples	8.1
Materials	4.0
Real Estate	2.8
Utilities	2.6
Energy	2.2
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	611	$ 36,165	$ 4,381	$ 11,113	$(1,693)	$382	474	$ 28,122	$1,022
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	2,450,693	2,450,443	(41)	(11)	115,572	115,596	1,505
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2	2	—	—	—	—	—
State Street Navigator Securities Lending Portfolio II	—	—	7,148,353	6,053,241	—	—	1,095,112	1,095,112	5,795
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$10,523,625	$11,071,973	$(1,734)	$371		$1,238,830	$9,055
See accompanying notes to financial statements.
54

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.3%
CAE, Inc.	8,744	$ 127,519
AIRLINES — 0.2%
Air Canada (a)	8,860	104,071
AUTO COMPONENTS — 0.9%
Magna International, Inc.	9,117	415,870
BANKS — 22.4%
Bank of Montreal	21,147	1,232,328
Bank of Nova Scotia (b)	39,869	1,651,172
Canadian Imperial Bank of Commerce	14,640	1,090,862
National Bank of Canada	11,019	545,609
Royal Bank of Canada	46,843	3,278,572
Toronto-Dominion Bank (b)	59,264	2,735,261
		10,533,804
CAPITAL MARKETS — 3.4%
Brookfield Asset Management, Inc. Class A	45,737	1,508,645
IGM Financial, Inc. (b)	3,224	73,688
		1,582,333
CHEMICALS — 1.6%
Nutrien, Ltd. (b)	18,755	733,070
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Ritchie Bros Auctioneers, Inc.	3,538	209,168
Waste Connections, Inc.	8,605	891,583
		1,100,751
CONSTRUCTION & ENGINEERING — 0.5%
WSP Global, Inc.	3,685	241,225
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	4,783	183,836
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	2,737	121,713
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
BCE, Inc.	29,711	1,228,255
TELUS Corp.	41,827	733,675
		1,961,930
ELECTRIC UTILITIES — 2.5%
Emera, Inc. (b)	8,022	328,507
Fortis, Inc.	15,201	619,534
Hydro One, Ltd. (b) (c)	10,382	219,338
		1,167,379
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Canadian Apartment Properties REIT	5,590	194,389
Choice Properties Real Estate Investment Trust	8,435	80,703
Security Description	Shares	Value
RioCan Real Estate Investment Trust	10,414	$ 109,617
SmartCentres Real Estate Investment Trust	3,118	46,686
		431,395
FOOD & STAPLES RETAILING — 4.2%
Alimentation Couche-Tard, Inc. Class B	27,400	951,179
Empire Co., Ltd. Class A	5,517	159,635
George Weston, Ltd. (b)	2,346	171,961
Loblaw Cos., Ltd.	5,337	278,607
Metro, Inc. (b)	8,264	395,274
		1,956,656
FOOD PRODUCTS — 0.5%
Saputo, Inc.	9,183	229,618
GAS UTILITIES — 0.2%
AltaGas, Ltd. (b)	9,117	109,752
HOTELS, RESTAURANTS & LEISURE — 1.1%
Restaurant Brands International, Inc. (b)	9,291	531,968
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Northland Power, Inc. (b)	5,946	179,304
INSURANCE — 6.4%
Fairfax Financial Holdings, Ltd.	805	236,302
Great-West Lifeco, Inc.	7,507	146,234
iA Financial Corp., Inc.	3,492	121,171
Intact Financial Corp.	4,686	500,191
Manulife Financial Corp.	63,793	884,481
Power Corp. of Canada (b)	17,779	347,261
Sun Life Financial, Inc.	19,223	780,865
		3,016,505
IT SERVICES — 8.7%
CGI, Inc. (a)	7,531	509,565
Shopify, Inc. Class A (a)	3,524	3,592,436
		4,102,001
MEDIA — 0.9%
Quebecor, Inc. Class B	5,764	143,739
Shaw Communications, Inc. Class B (b)	15,010	273,062
		416,801
METALS & MINING — 10.8%
Agnico Eagle Mines, Ltd.	7,868	624,904
Barrick Gold Corp.	55,940	1,566,278
First Quantum Minerals, Ltd.	18,072	160,595
Franco-Nevada Corp.	6,161	858,227
Kinross Gold Corp. (a)	41,147	361,952
Kirkland Lake Gold, Ltd.	8,776	427,056
Lundin Mining Corp.	20,892	116,210
Teck Resources, Ltd. Class B	17,123	237,665
Wheaton Precious Metals Corp.	14,757	721,748
		5,074,635

See accompanying notes to financial statements.
55

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
MULTI-UTILITIES — 0.9%
Algonquin Power & Utilities Corp. (b)	17,273	$ 250,092
Atco, Ltd. Class I	3,343	96,329
Canadian Utilities, Ltd. Class A (b)	3,974	94,489
		440,910
MULTILINE RETAIL — 1.2%
Canadian Tire Corp., Ltd. Class A (b)	1,876	188,365
Dollarama, Inc.	9,579	366,021
		554,386
OIL, GAS & CONSUMABLE FUELS — 11.6%
Cameco Corp. (b)	12,954	130,437
Canadian Natural Resources, Ltd.	37,985	606,850
Cenovus Energy, Inc. (b)	33,539	130,315
Enbridge, Inc.	66,491	1,936,365
Husky Energy, Inc.	9,908	22,846
Imperial Oil, Ltd. (b)	7,321	87,364
Inter Pipeline, Ltd. (b)	14,049	137,466
Keyera Corp. (b)	6,973	104,928
Pembina Pipeline Corp. (b)	18,075	382,407
Suncor Energy, Inc.	49,653	604,423
TC Energy Corp. (b)	30,916	1,293,808
		5,437,209
PHARMACEUTICALS — 0.2%
Canopy Growth Corp. (a) (b)	6,622	94,639
PROFESSIONAL SERVICES — 0.9%
Thomson Reuters Corp.	5,485	436,336
ROAD & RAIL — 8.0%
Canadian National Railway Co.	22,800	2,420,564
Canadian Pacific Railway, Ltd.	4,460	1,352,441
		3,773,005
SOFTWARE — 2.3%
Constellation Software, Inc.	646	715,584
Open Text Corp. (b)	8,758	369,006
		1,084,590
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Canada Goose Holdings, Inc. (a) (b)	1,951	62,470
Security Description	Shares	Value
Gildan Activewear, Inc.	6,392	$ 125,567
		188,037
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Rogers Communications, Inc. Class B	11,934	471,910
TOTAL COMMON STOCKS (Cost $45,888,404)		46,803,158
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	19,012	19,015
State Street Navigator Securities Lending Portfolio II (f) (g)	4,544,392	4,544,392
TOTAL SHORT-TERM INVESTMENTS (Cost $4,563,409)		4,563,407
TOTAL INVESTMENTS — 109.3% (Cost $50,451,813)		51,366,565
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(4,368,913)
NET ASSETS — 100.0%		$ 46,997,652
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,803,158	$—	$—	$46,803,158
Short-Term Investments	4,563,407	—	—	4,563,407
TOTAL INVESTMENTS	$51,366,565	$—	$—	$51,366,565
See accompanying notes to financial statements.
56

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,772	$ 13,773	$ 714,038	$ 708,774	$(20)	$ (2)	19,012	$ 19,015	$ 276
State Street Navigator Securities Lending Portfolio II	—	—	22,836,911	18,292,519	—	—	4,544,392	4,544,392	19,484
State Street Navigator Securities Lending Portfolio III	916,834	916,834	274,760	1,191,594	—	—	—	—	2,665
Total		$930,607	$23,825,709	$20,192,887	$(20)	$ (2)		$4,563,407	$22,425
See accompanying notes to financial statements.
57

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 6.0%
Afterpay, Ltd. (a)	2,030	$ 116,386
AMP, Ltd. (b)	30,074	28,130
Ampol, Ltd.	2,611	44,821
APA Group Stapled Security	11,706	86,671
Aristocrat Leisure, Ltd.	5,527	118,725
ASX, Ltd.	1,838	106,735
Aurizon Holdings, Ltd.	18,551	56,510
AusNet Services	18,570	25,023
Australia & New Zealand Banking Group, Ltd.	27,327	337,282
Bank of Queensland, Ltd.	1	4
BlueScope Steel, Ltd.	5,324	48,463
Brambles, Ltd.	14,868	111,788
CIMIC Group, Ltd. (a)(b)	1,008	13,402
Coca-Cola Amatil, Ltd.	4,439	30,226
Cochlear, Ltd.	584	82,879
Coles Group, Ltd.	12,832	156,355
Commonwealth Bank of Australia	16,815	766,637
Computershare, Ltd.	4,764	41,726
Crown Resorts, Ltd.	3,696	23,286
CSL, Ltd.	4,311	886,804
Dexus REIT	11,147	71,028
Evolution Mining, Ltd.	15,380	63,386
Fortescue Metals Group, Ltd.	16,085	187,921
Goodman Group REIT	15,631	200,991
GPT Group REIT	18,777	52,488
Insurance Australia Group, Ltd.	22,034	69,173
LendLease Corp., Ltd. Stapled Security	5,617	44,407
Macquarie Group, Ltd.	3,226	276,474
Magellan Financial Group, Ltd.	1,176	47,742
Medibank Pvt, Ltd.	24,987	44,953
Mirvac Group REIT	37,094	57,960
National Australia Bank, Ltd.	30,813	392,012
Newcrest Mining, Ltd.	7,847	175,704
Northern Star Resources, Ltd.	7,029	68,719
Orica, Ltd. (b)	3,810	42,136
Qantas Airways, Ltd. (a)	7,043	20,445
QBE Insurance Group, Ltd.	14,068	86,817
Ramsay Health Care, Ltd.	1,567	74,217
REA Group, Ltd. (b)	529	41,696
Rio Tinto, Ltd.	3,542	239,453
Scentre Group REIT	50,655	79,875
SEEK, Ltd.	3,357	51,226
Sonic Healthcare, Ltd.	4,194	99,680
Stockland REIT	22,307	60,437
Suncorp Group, Ltd.	11,971	72,503
Sydney Airport Stapled Security	13,302	55,870
Tabcorp Holdings, Ltd.	20,699	49,552
Telstra Corp., Ltd.	39,709	79,123
TPG TELECOM, Ltd. (a)	3,643	19,061
Transurban Group Stapled Security	26,140	264,363
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	6,853	$ 43,912
TUAS, Ltd. (a)	1,821	698
Vicinity Centres REIT (b)	30,143	29,707
Wesfarmers, Ltd.	10,770	342,895
Westpac Banking Corp.	34,525	416,719
WiseTech Global, Ltd.	1,382	25,546
Woolworths Group, Ltd.	11,986	312,969
		7,343,711
AUSTRIA — 0.1%
ANDRITZ AG	751	23,214
Erste Group Bank AG	2,867	60,096
Raiffeisen Bank International AG (a)	1,570	24,063
Verbund AG	649	35,526
Voestalpine AG	1,171	30,896
		173,795
BELGIUM — 1.0%
Ageas SA/NV	1,795	73,377
Anheuser-Busch InBev SA	7,349	398,358
Colruyt SA	537	34,861
Elia Group SA	293	29,274
Galapagos NV (a)	421	59,835
Groupe Bruxelles Lambert SA	1,148	103,631
KBC Group NV	2,395	120,176
Proximus SADP	1,539	28,108
Sofina SA	146	39,891
Solvay SA	751	64,693
Telenet Group Holding NV	526	20,441
UCB SA	1,179	134,108
Umicore SA	1,958	81,624
		1,188,377
CHILE — 0.1%
Antofagasta PLC	3,987	52,755
CHINA — 0.6%
BeiGene, Ltd. ADR (a)	400	114,576
BOC Hong Kong Holdings, Ltd.	35,500	93,445
Budweiser Brewing Co. APAC, Ltd. (c)	16,854	48,931
Prosus NV (a)	4,629	427,199
Wilmar International, Ltd.	18,500	59,629
Yangzijiang Shipbuilding Holdings, Ltd.	25,600	18,566
		762,346
DENMARK — 2.7%
Ambu A/S Class B (b)	1,550	43,953
AP Moller - Maersk A/S Class A	31	45,589
AP Moller - Maersk A/S Class B	66	104,806
Carlsberg AS Class B	1,016	137,009
Chr. Hansen Holding A/S	1,006	111,856
Coloplast A/S Class B	1,111	175,635
Danske Bank A/S (a)	6,413	86,985
Demant A/S (a)	979	30,768
DSV Panalpina A/S	2,009	328,358

See accompanying notes to financial statements.
58

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Genmab A/S (a)	622	$ 225,371
GN Store Nord A/S	1,216	92,104
H Lundbeck A/S	577	19,043
Novo Nordisk A/S Class B	16,348	1,131,502
Novozymes A/S Class B	2,029	127,824
Orsted A/S (c)	1,811	249,750
Pandora A/S	950	68,499
Tryg A/S	1,066	33,654
Vestas Wind Systems A/S	1,906	309,272
		3,321,978
FINLAND — 1.3%
Elisa Oyj	1,428	84,196
Fortum Oyj	4,139	83,846
Kone Oyj Class B	3,224	283,774
Neste Oyj	4,008	211,358
Nokia Oyj (a)	53,552	210,373
Nordea Bank Abp (a)(d)	30,517	232,918
Nordea Bank Abp (a)(d)	422	3,210
Orion Oyj Class B	1,048	47,523
Sampo Oyj Class A	4,521	179,139
Stora Enso Oyj Class R	5,635	88,381
UPM-Kymmene Oyj	5,084	154,946
Wartsila OYJ Abp	4,035	31,787
		1,611,451
FRANCE — 10.2%
Accor SA (a)	1,788	50,321
Adevinta ASA (a)	2,276	38,993
Aeroports de Paris	296	29,625
Air Liquide SA	4,493	713,911
Airbus SE (a)	5,626	409,496
Alstom SA (a)	1,836	91,545
Amundi SA (a)(c)	603	42,568
Arkema SA	680	72,261
Atos SE (a)	939	75,757
AXA SA	18,628	344,613
BioMerieux	406	63,702
BNP Paribas SA (a)	10,684	388,073
Bollore SA	9,155	34,225
Bouygues SA	2,152	74,747
Bureau Veritas SA (a)	2,833	63,984
Capgemini SE	1,515	194,978
Carrefour SA	5,765	92,380
Cie de Saint-Gobain (a)	4,964	209,616
Cie Generale des Etablissements Michelin SCA	1,622	174,455
CNP Assurances	1,724	21,591
Covivio REIT	537	37,846
Credit Agricole SA (a)	11,480	100,588
Danone SA	5,866	379,846
Dassault Aviation SA (a)	27	22,955
Dassault Systemes SE	1,249	233,976
Edenred	2,341	105,415
Eiffage SA (a)	752	61,570
EssilorLuxottica SA (a)	2,730	371,835
Eurazeo SE (a)	388	21,020
Security Description	Shares	Value
Faurecia SE (a)	752	$ 32,557
Gecina SA REIT	461	60,925
Getlink SE (a)	4,197	57,091
Hermes International	300	258,992
ICADE REIT	286	16,071
Iliad SA	149	27,441
Ingenico Group SA (a)(b)	598	92,775
Ipsen SA	382	40,114
JCDecaux SA (a)	751	13,007
Kering SA	727	483,889
Klepierre SA REIT (b)	1,963	27,588
La Francaise des Jeux SAEM (c)	817	30,102
Legrand SA	2,536	202,756
L'Oreal SA	2,387	777,035
LVMH Moet Hennessy Louis Vuitton SE	2,639	1,235,993
Natixis SA (a)	9,553	21,536
Orange SA	18,950	197,418
Orpea (a)	492	55,998
Pernod Ricard SA	2,016	321,867
Peugeot SA (a)	5,626	102,259
Publicis Groupe SA	2,221	71,831
Remy Cointreau SA	223	40,742
Renault SA (a)	1,867	48,592
Safran SA (a)	3,044	301,413
Sanofi	10,719	1,072,567
Sartorius Stedim Biotech	263	90,857
Schneider Electric SE	5,252	653,137
SCOR SE (a)	1,478	41,007
SEB SA	204	33,228
Societe Generale SA (a)	7,916	105,062
Sodexo SA	864	61,824
Suez SA	3,060	56,713
Teleperformance	559	172,793
Thales SA	1,013	76,215
Ubisoft Entertainment SA (a)	886	80,063
Unibail-Rodamco-Westfield (b)	379	657
Unibail-Rodamco-Westfield REIT (b)	1,348	49,793
Valeo SA	2,285	70,337
Veolia Environnement SA	5,203	112,386
Vinci SA	4,892	410,282
Vivendi SA	8,108	226,287
Wendel SE	249	22,615
Worldline SA (a)(c)	1,224	100,645
		12,476,352
GERMANY — 10.0%
Adidas AG (a)	1,808	585,374
Allianz SE	3,962	760,185
Aroundtown SA (a)	11,711	58,914
BASF SE	8,725	531,827
Bayer AG	9,331	583,318
Bayerische Motoren Werke AG	3,146	228,691
Bayerische Motoren Werke AG Preference Shares	567	31,050
Beiersdorf AG	939	106,809

See accompanying notes to financial statements.
59

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Brenntag AG	1,468	$ 93,475
Carl Zeiss Meditec AG	388	49,139
Commerzbank AG (a)	9,586	47,134
Continental AG	1,044	113,218
Covestro AG (c)	1,656	82,240
Daimler AG	8,130	438,882
Delivery Hero SE (a)(c)	1,231	141,639
Deutsche Bank AG (a)	18,671	157,422
Deutsche Boerse AG	1,831	321,639
Deutsche Lufthansa AG (a)	2,443	21,085
Deutsche Post AG	9,537	435,041
Deutsche Telekom AG	31,660	530,532
Deutsche Wohnen SE	3,246	162,496
E.ON SE	21,315	235,653
Evonik Industries AG	2,070	53,645
Fraport AG Frankfurt Airport Services Worldwide (a)	418	16,558
Fresenius Medical Care AG & Co. KGaA	2,043	172,540
Fresenius SE & Co. KGaA	3,971	180,816
Fuchs Petrolub SE Preference Shares	714	36,321
GEA Group AG	1,440	50,675
Hannover Rueck SE	573	88,829
HeidelbergCement AG	1,434	87,980
Henkel AG & Co. KGaA Preference Shares	1,691	177,117
Henkel AG & Co. KGaA	997	93,414
HOCHTIEF AG	225	17,533
Infineon Technologies AG	12,053	340,840
KION Group AG	676	58,011
Knorr-Bremse AG	690	81,431
LANXESS AG	830	47,643
LEG Immobilien AG	674	96,267
Merck KGaA	1,226	179,062
METRO AG	1,659	16,575
MTU Aero Engines AG	514	85,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,330	337,815
Nemetschek SE	548	40,163
Porsche Automobil Holding SE Preference Shares (a)	1,540	91,919
Puma SE (a)	813	73,276
SAP SE	9,918	1,544,045
Sartorius AG Preference Shares	325	133,541
Scout24 AG (c)	1,023	89,372
Siemens AG	7,267	919,316
Siemens Energy AG (a)	3,633	97,985
Siemens Healthineers AG (c)	2,557	114,841
Symrise AG	1,248	172,689
TeamViewer AG (a)(c)	1,234	60,950
Telefonica Deutschland Holding AG	7,751	19,896
Thyssenkrupp AG (a)	3,768	19,053
Uniper SE	2,083	67,319
United Internet AG	973	37,276
Security Description	Shares	Value
Volkswagen AG (a)	317	$ 55,462
Volkswagen AG Preference Shares (a)	1,762	283,897
Vonovia SE	4,891	335,982
Zalando SE (a)(c)	1,462	136,982
		12,228,388
HONG KONG — 2.6%
AIA Group, Ltd.	114,800	1,124,299
ASM Pacific Technology, Ltd.	3,300	33,554
Bank of East Asia, Ltd.	13,180	24,217
CK Asset Holdings, Ltd.	24,500	119,339
CK Infrastructure Holdings, Ltd.	5,000	23,323
Dairy Farm International Holdings, Ltd.	3,200	12,064
Hang Lung Properties, Ltd.	20,000	50,529
Hang Seng Bank, Ltd.	7,100	104,530
Henderson Land Development Co., Ltd.	13,250	48,811
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	23,500	24,258
HKT Trust & HKT, Ltd. Stapled Security	37,000	48,983
Hong Kong Exchanges & Clearing, Ltd.	11,475	535,697
Hongkong Land Holdings, Ltd.	11,100	41,181
Kerry Properties, Ltd.	4,000	10,209
Link REIT	20,300	165,019
Melco Resorts & Entertainment, Ltd. ADR	2,119	35,281
MTR Corp., Ltd.	15,052	74,289
New World Development Co., Ltd.	15,347	74,260
Pacific Century Premium Developments, Ltd. (a)	3,996	1,047
PCCW, Ltd.	38,000	22,653
Power Assets Holdings, Ltd.	13,500	70,723
Sino Land Co., Ltd.	29,511	34,271
Sun Hung Kai Properties, Ltd.	12,500	159,355
Swire Pacific, Ltd. Class A	3,500	16,800
Swire Properties, Ltd.	12,600	33,166
Techtronic Industries Co., Ltd.	13,500	176,981
WH Group, Ltd. (c)	90,000	72,929
Wharf Real Estate Investment Co., Ltd.	17,000	69,097
		3,206,865
IRELAND — 0.9%
AerCap Holdings NV (a)	1,114	28,062
CRH PLC	7,563	273,778
Flutter Entertainment PLC (a)	1,467	233,442
James Hardie Industries PLC	4,505	107,008
Kerry Group PLC Class A	1,509	193,763
Kingspan Group PLC (a)	1,472	134,121
Smurfit Kappa Group PLC	2,255	88,638
		1,058,812

See accompanying notes to financial statements.
60

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
ISRAEL — 0.6%
Azrieli Group, Ltd.	441	$ 19,727
Bank Hapoalim BM	10,549	56,441
Bank Leumi Le-Israel BM	14,713	64,869
Check Point Software Technologies, Ltd. (a)	1,106	133,096
Elbit Systems, Ltd.	224	27,303
ICL Group, Ltd.	5,408	19,164
Israel Discount Bank, Ltd. Class A	11,839	31,983
Mizrahi Tefahot Bank, Ltd.	1,427	25,342
Nice, Ltd. (a)	606	137,118
Teva Pharmaceutical Industries, Ltd. ADR (a)	2,870	25,859
Teva Pharmaceutical Industries, Ltd. (a)	7,555	68,475
Wix.com, Ltd. (a)	492	125,386
		734,763
ITALY — 1.5%
Assicurazioni Generali SpA	10,453	147,399
Atlantia SpA (a)	4,581	72,145
Davide Campari-Milano NV	5,666	61,918
DiaSorin SpA	240	48,379
Ferrari NV	1,171	215,108
FinecoBank Banca Fineco SpA (a)	5,870	80,915
Infrastrutture Wireless Italiane SpA (c)	2,280	25,239
Intesa Sanpaolo SpA (a)	157,584	296,220
Leonardo SpA (b)	4,097	24,022
Mediobanca Banca di Credito Finanziario SpA	5,811	45,642
Moncler SpA (a)	1,785	73,219
Nexi SpA (a)(c)	3,576	71,791
Pirelli & C SpA (a)(c)	3,483	14,957
Poste Italiane SpA (c)	5,302	47,053
Prysmian SpA	2,300	66,996
Recordati Industria Chimica e Farmaceutica SpA	1,049	53,805
Snam SpA	19,862	102,225
Telecom Italia SpA (d)	87,041	34,907
Telecom Italia SpA (d)	61,242	24,762
Terna Rete Elettrica Nazionale SpA	13,466	94,335
UniCredit SpA (a)	20,344	168,068
		1,769,105
JAPAN — 25.8%
ABC-Mart, Inc.	200	10,367
Acom Co., Ltd. (b)	3,800	16,384
Advantest Corp.	2,000	96,465
Aeon Co., Ltd.	6,400	171,386
Aeon Mall Co., Ltd.	600	8,392
AGC, Inc.	1,900	55,273
Air Water, Inc.	1,900	25,566
Aisin Seiki Co., Ltd.	1,500	47,617
Ajinomoto Co., Inc.	4,500	92,064
Security Description	Shares	Value
Alfresa Holdings Corp.	1,900	$ 41,374
Amada Co., Ltd.	3,200	29,777
ANA Holdings, Inc. (a)	1,100	25,329
Aozora Bank, Ltd.	800	13,213
Asahi Group Holdings, Ltd.	4,300	148,970
Asahi Intecc Co., Ltd.	2,000	62,541
Asahi Kasei Corp.	11,700	101,412
Astellas Pharma, Inc.	17,700	262,825
Bandai Namco Holdings, Inc.	2,000	145,722
Bank of Kyoto, Ltd.	400	19,217
Benesse Holdings, Inc.	500	12,816
Bridgestone Corp.	5,000	157,159
Brother Industries, Ltd.	2,200	34,731
Calbee, Inc.	800	26,267
Canon, Inc.	9,600	158,878
Casio Computer Co., Ltd. (b)	2,000	32,105
Central Japan Railway Co.	1,300	185,890
Chiba Bank, Ltd. (b)	5,100	27,982
Chugai Pharmaceutical Co., Ltd.	6,500	290,415
Coca-Cola Bottlers Japan Holdings, Inc.	900	15,001
Concordia Financial Group, Ltd. (b)	11,100	38,392
Cosmos Pharmaceutical Corp. (b)	200	34,777
CyberAgent, Inc.	900	55,179
Dai Nippon Printing Co., Ltd. (b)	2,500	50,365
Daicel Corp. (b)	2,400	17,216
Daifuku Co., Ltd.	900	90,230
Dai-ichi Life Holdings, Inc.	10,400	145,559
Daiichi Sankyo Co., Ltd.	16,500	504,866
Daikin Industries, Ltd. (b)	2,400	438,927
Daito Trust Construction Co., Ltd.	600	52,990
Daiwa House Industry Co., Ltd.	5,500	140,588
Daiwa House REIT Investment Corp.	21	53,530
Daiwa Securities Group, Inc. (b)	14,000	58,465
Denso Corp.	4,000	174,244
Dentsu Group, Inc.	2,100	61,589
Disco Corp.	300	72,235
East Japan Railway Co.	2,900	178,073
Eisai Co., Ltd.	2,500	227,044
FamilyMart Co., Ltd. (b)	1,600	35,933
FANUC Corp.	1,900	362,248
Fast Retailing Co., Ltd.	500	312,044
Fuji Electric Co., Ltd.	1,200	37,639
FUJIFILM Holdings Corp.	3,500	171,965
Fujitsu, Ltd.	1,900	258,183
Fukuoka Financial Group, Inc.	1,200	20,059
GLP J-REIT	35	53,994
GMO Payment Gateway, Inc.	400	42,604
Hakuhodo DY Holdings, Inc.	2,400	30,816
Hamamatsu Photonics KK (b)	1,200	60,154
Hankyu Hanshin Holdings, Inc.	2,300	73,666
Hikari Tsushin, Inc.	200	47,342

See accompanying notes to financial statements.
61

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Hino Motors, Ltd.	3,000	$ 19,303
Hirose Electric Co., Ltd.	305	39,104
Hisamitsu Pharmaceutical Co., Inc.	500	25,443
Hitachi Construction Machinery Co., Ltd. (b)	1,000	36,009
Hitachi Metals, Ltd.	2,100	32,138
Hitachi, Ltd.	9,300	312,233
Honda Motor Co., Ltd.	15,400	360,958
Hoshizaki Corp.	400	31,763
Hoya Corp.	3,600	404,586
Hulic Co., Ltd.	3,200	29,838
Iida Group Holdings Co., Ltd.	1,100	22,129
Isetan Mitsukoshi Holdings, Ltd. (b)	3,200	16,860
Isuzu Motors, Ltd.	5,100	44,336
Ito En, Ltd.	500	35,582
Itochu Techno-Solutions Corp.	900	33,986
Japan Airlines Co., Ltd. (a)	800	14,904
Japan Airport Terminal Co., Ltd. (b)	300	13,162
Japan Exchange Group, Inc.	4,900	136,418
Japan Post Bank Co., Ltd.	3,700	28,785
Japan Post Holdings Co., Ltd.	14,700	99,709
Japan Post Insurance Co., Ltd.	2,200	34,419
Japan Prime Realty Investment Corp. REIT	5	15,470
Japan Real Estate Investment Corp. REIT (b)	11	56,079
Japan Retail Fund Investment Corp. REIT	25	38,472
Japan Tobacco, Inc.	11,300	205,591
JFE Holdings, Inc. (a)	4,200	29,133
JGC Holdings Corp.	2,200	22,682
JSR Corp. (b)	2,000	47,171
JTEKT Corp.	2,000	15,541
Kajima Corp.	3,900	46,639
Kakaku.com, Inc. (b)	1,300	34,086
Kamigumi Co., Ltd.	700	13,717
Kansai Electric Power Co., Inc.	6,900	66,692
Kansai Paint Co., Ltd. (b)	1,900	46,955
Kao Corp.	4,500	336,317
Kawasaki Heavy Industries, Ltd. (a)	1,000	13,427
KDDI Corp.	15,300	385,073
Keihan Holdings Co., Ltd.	800	33,052
Keikyu Corp. (b)	2,200	33,647
Keio Corp.	900	55,434
Keisei Electric Railway Co., Ltd.	1,200	33,761
Keyence Corp.	1,600	742,613
Kikkoman Corp.	1,200	66,180
Kintetsu Group Holdings Co., Ltd.	1,500	63,750
Kirin Holdings Co., Ltd.	7,800	145,867
Kobayashi Pharmaceutical Co., Ltd.	400	38,548
Kobe Bussan Co., Ltd. (b)	600	32,863
Security Description	Shares	Value
Koito Manufacturing Co., Ltd.	1,000	$ 50,696
Komatsu, Ltd.	8,300	181,683
Konami Holdings Corp. (b)	900	38,719
Kose Corp.	300	36,530
Kubota Corp.	10,000	177,911
Kuraray Co., Ltd.	3,300	31,834
Kurita Water Industries, Ltd.	700	22,951
Kyocera Corp.	3,100	176,165
Kyowa Kirin Co., Ltd.	2,700	76,397
Kyushu Electric Power Co., Inc.	3,700	33,553
Kyushu Railway Co.	1,449	30,853
Lasertec Corp.	700	57,112
Lawson, Inc.	500	23,785
LINE Corp. (a)	300	15,237
Lion Corp.	2,200	45,092
LIXIL Group Corp. (b)	2,600	51,985
M3, Inc.	4,200	258,694
Makita Corp.	2,200	104,653
Marui Group Co., Ltd.	1,900	36,207
Maruichi Steel Tube, Ltd. (b)	300	7,465
Mazda Motor Corp. (b)	6,200	35,897
McDonald's Holdings Co. Japan, Ltd.	600	29,110
Mebuki Financial Group, Inc.	7,900	17,817
Medipal Holdings Corp.	1,900	37,899
MEIJI Holdings Co., Ltd.	1,000	76,187
Mercari, Inc. (a)	800	36,767
MINEBEA MITSUMI, Inc. (b)	3,400	64,114
MISUMI Group, Inc. (b)	2,700	75,092
Mitsubishi Chemical Holdings Corp.	11,700	67,153
Mitsubishi Electric Corp.	17,500	235,727
Mitsubishi Estate Co., Ltd.	11,000	165,422
Mitsubishi Gas Chemical Co., Inc.	1,100	20,284
Mitsubishi Heavy Industries, Ltd.	2,700	59,626
Mitsubishi Motors Corp. (a)	6,400	14,009
Mitsubishi UFJ Financial Group, Inc.	116,000	457,383
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,300	15,166
Mitsui Chemicals, Inc.	1,900	45,659
Mitsui Fudosan Co., Ltd.	8,900	154,040
Miura Co., Ltd.	800	38,965
Mizuho Financial Group, Inc.	23,270	288,973
MonotaRO Co., Ltd.	1,200	59,358
MS&AD Insurance Group Holdings, Inc.	4,300	115,069
Murata Manufacturing Co., Ltd.	5,600	359,413
Nabtesco Corp.	1,100	39,766
Nagoya Railroad Co., Ltd.	1,900	51,889
NEC Corp.	2,300	133,820
Nexon Co., Ltd.	4,500	111,807
NGK Insulators, Ltd.	2,600	36,833
NGK Spark Plug Co., Ltd.	1,100	19,075
NH Foods, Ltd.	800	35,554
Nidec Corp.	4,200	390,230

See accompanying notes to financial statements.
62

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Nihon M&A Center, Inc.	1,300	$ 73,666
Nikon Corp. (b)	3,300	22,140
Nintendo Co., Ltd.	1,000	565,337
Nippon Building Fund, Inc. REIT	12	67,772
Nippon Express Co., Ltd.	700	40,728
Nippon Paint Holdings Co., Ltd.	1,300	133,166
Nippon Prologis REIT, Inc.	21	70,743
Nippon Shinyaku Co., Ltd.	400	32,749
Nippon Steel Corp. (a)	7,400	69,386
Nippon Telegraph & Telephone Corp.	12,100	246,518
Nippon Yusen KK	1,200	20,661
Nissan Chemical Corp. (b)	1,200	63,679
Nissan Motor Co., Ltd. (a)	21,800	76,805
Nisshin Seifun Group, Inc.	2,000	31,593
Nissin Foods Holdings Co., Ltd. (b)	600	56,287
Nitori Holdings Co., Ltd.	700	144,935
Nitto Denko Corp.	1,500	97,224
Nomura Holdings, Inc.	29,800	135,149
Nomura Real Estate Holdings, Inc.	800	15,116
Nomura Real Estate Master Fund, Inc. REIT	37	46,281
Nomura Research Institute, Ltd.	3,200	93,850
NSK, Ltd.	3,700	28,084
NTT Data Corp.	6,300	80,116
NTT DOCOMO, Inc. (b)	10,700	393,912
Obayashi Corp.	6,600	59,727
Obic Co., Ltd.	600	104,842
Odakyu Electric Railway Co., Ltd. (b)	3,000	75,163
Oji Holdings Corp.	7,800	35,626
Olympus Corp.	11,000	227,442
Omron Corp.	1,800	139,524
Ono Pharmaceutical Co., Ltd.	3,700	115,842
Oracle Corp. Japan	400	42,907
Oriental Land Co., Ltd. (b)	1,900	265,384
ORIX Corp.	12,700	157,050
Orix JREIT, Inc.	28	42,797
Otsuka Corp.	1,000	50,981
Otsuka Holdings Co., Ltd.	3,700	155,952
Pan Pacific International Holdings Corp.	4,100	95,186
Panasonic Corp.	21,100	177,709
Park24 Co., Ltd.	700	11,257
PeptiDream, Inc. (a)	900	41,960
Persol Holdings Co., Ltd.	1,200	19,365
Pigeon Corp.	900	40,083
Pola Orbis Holdings, Inc.	500	9,395
Rakuten, Inc.	7,900	84,742
Recruit Holdings Co., Ltd.	12,000	473,041
Renesas Electronics Corp. (a)	7,600	55,093
Resona Holdings, Inc.	20,600	69,805
Ricoh Co., Ltd. (b)	6,700	44,823
Rinnai Corp.	300	29,139
Rohm Co., Ltd.	800	61,404
Security Description	Shares	Value
Ryohin Keikaku Co., Ltd.	2,500	$ 41,221
Santen Pharmaceutical Co., Ltd.	3,700	75,346
SBI Holdings, Inc.	2,300	59,129
SCSK Corp.	500	27,812
Secom Co., Ltd.	2,100	191,155
Sega Sammy Holdings, Inc.	1,200	14,532
Seibu Holdings, Inc.	2,500	26,770
Seiko Epson Corp. (b)	2,900	33,114
Sekisui Chemical Co., Ltd.	3,700	58,798
Sekisui House, Ltd.	6,100	107,370
Seven & i Holdings Co., Ltd.	7,300	224,818
Seven Bank, Ltd. (b)	4,600	11,115
SG Holdings Co., Ltd. (b)	1,300	67,137
Sharp Corp.	2,400	29,520
Shimadzu Corp.	2,200	66,502
Shimamura Co., Ltd.	200	19,388
Shimano, Inc.	700	137,440
Shimizu Corp.	5,200	38,878
Shin-Etsu Chemical Co., Ltd.	3,400	440,908
Shinsei Bank, Ltd.	1,300	15,940
Shionogi & Co., Ltd.	2,500	133,351
Shiseido Co., Ltd.	3,800	217,313
Shizuoka Bank, Ltd.	3,700	25,454
Showa Denko KK	1,300	23,677
SMC Corp.	500	276,983
Softbank Corp. (b)	27,100	302,381
SoftBank Group Corp.	14,900	913,372
Sohgo Security Services Co., Ltd.	700	33,166
Sompo Holdings, Inc.	3,300	113,481
Sony Corp.	11,900	905,722
Square Enix Holdings Co., Ltd.	900	59,358
Stanley Electric Co., Ltd.	1,200	34,284
Subaru Corp.	5,900	113,606
SUMCO Corp.	2,800	39,136
Sumitomo Chemical Co., Ltd.	13,600	44,719
Sumitomo Dainippon Pharma Co., Ltd. (b)	1,700	22,279
Sumitomo Electric Industries, Ltd.	7,000	78,205
Sumitomo Heavy Industries, Ltd.	1,100	25,454
Sumitomo Metal Mining Co., Ltd.	2,300	70,724
Sumitomo Mitsui Financial Group, Inc.	12,300	340,048
Sumitomo Mitsui Trust Holdings, Inc.	3,300	87,324
Sumitomo Realty & Development Co., Ltd.	3,000	88,183
Sumitomo Rubber Industries, Ltd.	1,500	13,830
Sundrug Co., Ltd.	700	26,301
Suntory Beverage & Food, Ltd.	1,300	48,659
Suzuken Co., Ltd.	500	18,976
Suzuki Motor Corp.	3,500	148,683
Sysmex Corp.	1,500	142,566
T&D Holdings, Inc.	5,000	48,896
Taiheiyo Cement Corp.	1,200	30,407

See accompanying notes to financial statements.
63

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Taisei Corp.	1,900	$ 63,915
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,115
Taiyo Nippon Sanso Corp. (b)	1,500	22,956
Takeda Pharmaceutical Co., Ltd.	14,908	528,907
TDK Corp.	1,200	129,745
Teijin, Ltd.	1,700	26,242
Terumo Corp.	6,200	245,579
THK Co., Ltd.	1,200	29,895
TIS, Inc.	2,200	46,447
Tobu Railway Co., Ltd.	1,900	58,424
Toho Co., Ltd.	900	36,971
Tohoku Electric Power Co., Inc.	3,700	37,025
Tokio Marine Holdings, Inc.	6,100	265,896
Tokyo Century Corp. (b)	300	16,232
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	37,792
Tokyo Electron, Ltd. (b)	1,300	336,672
Tokyu Corp.	4,300	55,538
Tokyu Fudosan Holdings Corp.	6,800	29,061
Toppan Printing Co., Ltd.	2,600	36,414
Toray Industries, Inc.	13,700	62,223
Toshiba Corp.	3,700	93,648
Tosoh Corp.	2,500	40,391
TOTO, Ltd. (b)	1,300	59,438
Toyo Suisan Kaisha, Ltd.	800	42,149
Toyoda Gosei Co., Ltd.	300	6,837
Toyota Industries Corp. (b)	1,300	81,797
Toyota Motor Corp.	20,200	1,326,887
Trend Micro, Inc.	1,300	78,963
Tsuruha Holdings, Inc.	300	42,386
Unicharm Corp.	3,700	165,208
United Urban Investment Corp. REIT	31	34,281
USS Co., Ltd.	2,300	40,952
Welcia Holdings Co., Ltd.	800	35,061
West Japan Railway Co.	1,400	68,866
Yakult Honsha Co., Ltd.	1,000	55,434
Yamada Denki Co., Ltd.	6,100	30,289
Yamaha Corp. (b)	1,300	61,840
Yamaha Motor Co., Ltd.	2,700	38,941
Yamato Holdings Co., Ltd.	3,200	83,722
Yamazaki Baking Co., Ltd.	1,200	20,912
Yaskawa Electric Corp.	2,400	93,130
Yokogawa Electric Corp.	2,200	34,711
Yokohama Rubber Co., Ltd.	800	11,303
Z Holdings Corp.	25,800	170,892
ZOZO, Inc. (b)	1,000	27,746
		31,582,505
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	1,382	46,346
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	6,297	84,062
Eurofins Scientific SE (a)	128	101,377
SES SA	3,692	26,219
Security Description	Shares	Value
Tenaris SA	4,771	$ 23,839
		235,497
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	21,000	140,768
Sands China, Ltd.	23,200	89,357
SJM Holdings, Ltd.	13,000	15,315
Wynn Macau, Ltd. (a)	14,800	23,604
		269,044
NETHERLANDS — 3.7%
ABN AMRO Bank NV (c)	4,105	34,428
Adyen NV (a)(c)	172	317,167
Aegon NV	18,159	47,273
Akzo Nobel NV	1,832	185,656
Altice Europe NV (a)	6,506	31,219
Argenx SE (a)	424	111,871
ASML Holding NV	4,044	1,492,370
EXOR NV	994	54,178
Heineken Holding NV	1,120	87,273
Heineken NV	2,501	222,541
ING Groep NV (a)	37,565	266,814
Just Eat Takeaway.com NV (a)(c)	1,106	124,196
Koninklijke Ahold Delhaize NV	10,657	315,548
Koninklijke DSM NV	1,669	275,176
Koninklijke KPN NV	34,059	80,158
Koninklijke Philips NV (a)	8,690	409,651
Koninklijke Vopak NV	714	40,239
NN Group NV	2,975	111,811
Randstad NV (a)	1,195	62,401
Wolters Kluwer NV	2,593	221,483
		4,491,453
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)	7,278	73,797
Auckland International Airport, Ltd.	12,023	57,895
Fisher & Paykel Healthcare Corp., Ltd.	5,681	124,933
Mercury NZ, Ltd.	6,566	22,135
Meridian Energy, Ltd.	13,028	42,627
Ryman Healthcare, Ltd.	3,972	36,967
Spark New Zealand, Ltd.	18,619	57,844
		416,198
NORWAY — 0.5%
DNB ASA	9,290	128,380
Gjensidige Forsikring ASA	2,056	41,619
Mowi ASA	4,035	71,522
Norsk Hydro ASA (a)	13,682	37,639
Orkla ASA	7,295	73,585
Schibsted ASA Class B (a)	934	37,234
Telenor ASA	7,127	119,169
Yara International ASA	1,619	62,205
		571,353

See accompanying notes to financial statements.
64

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	25,854	$ 127,183
Jeronimo Martins SGPS SA	2,582	41,496
		168,679
RUSSIA — 0.0% (e)
Evraz PLC	4,828	21,509
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	29,808	70,748
CapitaLand Commercial Trust REIT	25,794	30,988
CapitaLand Mall Trust REIT	25,900	36,618
CapitaLand, Ltd. (b)	24,905	49,441
City Developments, Ltd.	3,700	20,626
DBS Group Holdings, Ltd.	17,073	249,010
Genting Singapore, Ltd.	60,400	29,645
Mapletree Commercial Trust REIT	19,000	27,002
Mapletree Logistics Trust REIT	25,300	37,808
Oversea-Chinese Banking Corp., Ltd.	31,279	192,930
Singapore Airlines, Ltd.	14,200	36,095
Singapore Exchange, Ltd.	7,400	49,601
Singapore Technologies Engineering, Ltd.	14,800	37,512
Singapore Telecommunications, Ltd.	78,200	121,445
Suntec Real Estate Investment Trust	18,200	19,332
United Overseas Bank, Ltd.	11,171	155,728
UOL Group, Ltd.	4,223	20,572
Venture Corp., Ltd.	2,800	39,464
		1,224,565
SPAIN — 2.3%
Abertis Infraestructuras SA (a)	177	1,343
ACS Actividades de Construccion y Servicios SA	2,578	58,542
Aena SME SA (a)(c)	678	94,850
Amadeus IT Group SA	4,155	231,876
Banco Bilbao Vizcaya Argentaria SA	64,282	178,802
Banco Santander SA (a)	158,937	298,130
Bankinter SA	6,868	29,614
CaixaBank SA	33,820	71,902
Cellnex Telecom SA (c)	2,987	182,141
Enagas SA	2,445	56,468
Endesa SA	2,936	78,601
Ferrovial SA	4,692	114,168
Grifols SA (b)	2,833	81,691
Iberdrola SA	56,423	695,388
Industria de Diseno Textil SA	10,399	290,227
Mapfre SA	10,970	17,199
Red Electrica Corp. SA	4,027	75,627
Siemens Gamesa Renewable Energy SA	2,104	56,969
Security Description	Shares	Value
Telefonica SA	46,925	$ 161,613
		2,775,151
SWEDEN — 3.4%
Alfa Laval AB (a)	3,032	67,348
Assa Abloy AB Class B	9,540	223,950
Atlas Copco AB Class A	6,474	310,173
Atlas Copco AB Class B	3,704	155,278
Boliden AB (a)	2,808	83,675
Electrolux AB Class B	2,150	50,303
Epiroc AB Class A	6,133	89,186
Epiroc AB Class B	3,566	49,685
EQT AB	2,263	44,046
Essity AB Class B (a)(b)	5,772	195,281
Evolution Gaming Group AB (c)	1,208	80,281
Hennes & Mauritz AB Class B	7,670	132,618
Hexagon AB Class B (a)	2,618	198,266
Husqvarna AB Class B	4,212	46,459
ICA Gruppen AB (b)	831	42,274
Industrivarden AB Class C (a)	1,652	44,096
Investment AB Latour Class B	1,406	33,116
Investor AB Class B	4,335	284,318
Kinnevik AB Class B	2,439	99,372
L E Lundbergforetagen AB Class B (a)	675	33,501
Nibe Industrier AB Class B (a)	2,963	76,508
Sandvik AB (a)	10,723	210,746
Securitas AB Class B (a)	2,827	43,353
Skandinaviska Enskilda Banken AB Class A (a)	15,591	138,734
Skanska AB Class B (a)	3,484	73,884
SKF AB Class B	3,617	75,048
Svenska Cellulosa AB SCA Class B (a)	5,755	79,123
Svenska Handelsbanken AB Class A (a)	14,525	122,237
Swedbank AB Class A (a)	8,616	135,488
Swedish Match AB	1,614	132,150
Tele2 AB Class B (b)	4,899	69,407
Telefonaktiebolaget LM Ericsson Class B	27,725	304,448
Telia Co. AB	23,991	98,779
Volvo AB Class B (a)	14,173	274,038
		4,097,169
SWITZERLAND — 11.3%
ABB, Ltd.	17,587	448,887
Adecco Group AG	1,542	81,703
Alcon, Inc. (a)	4,670	265,840
Baloise Holding AG	466	68,727
Banque Cantonale Vaudoise	286	29,137
Barry Callebaut AG	31	69,103
Chocoladefabriken Lindt & Spruengli AG (d)	10	84,626
Chocoladefabriken Lindt & Spruengli AG (d)	1	89,252
Cie Financiere Richemont SA	4,979	334,372

See accompanying notes to financial statements.
65

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Clariant AG	1,910	$ 37,753
Coca-Cola HBC AG	1,861	46,001
Credit Suisse Group AG	23,065	232,068
EMS-Chemie Holding AG	74	66,570
Geberit AG	355	210,894
Givaudan SA	88	380,256
Julius Baer Group, Ltd.	2,133	91,170
Kuehne + Nagel International AG	500	97,578
LafargeHolcim, Ltd.	5,017	229,294
Logitech International SA	1,563	121,944
Lonza Group AG	718	444,359
Nestle SA	28,254	3,362,495
Novartis AG	21,080	1,833,472
Partners Group Holding AG	179	165,138
Roche Holding AG	6,670	2,287,946
Schindler Holding AG (d)	392	107,307
Schindler Holding AG (d)	178	48,552
SGS SA	60	161,241
Sika AG	1,348	332,030
Sonova Holding AG (a)	535	136,028
STMicroelectronics NV	6,059	186,580
Straumann Holding AG	99	100,212
Swatch Group AG (d)	263	61,517
Swatch Group AG (d)	499	22,486
Swiss Life Holding AG	302	114,555
Swiss Prime Site AG	718	65,333
Swiss Re AG	2,799	208,017
Swisscom AG	245	130,293
Temenos AG	656	88,573
UBS Group AG	34,823	390,397
Vifor Pharma AG	456	62,239
Zurich Insurance Group AG	1,422	496,365
		13,790,310
UNITED KINGDOM — 12.7%
3i Group PLC	9,255	119,242
Admiral Group PLC	1,819	61,400
Ashtead Group PLC	4,362	157,897
Associated British Foods PLC	3,387	81,772
AstraZeneca PLC	12,464	1,362,715
Auto Trader Group PLC (c)	8,610	62,668
AVEVA Group PLC	619	38,300
Aviva PLC	37,759	139,464
BAE Systems PLC	30,452	189,755
Barclays PLC (a)	164,562	207,661
Barratt Developments PLC	10,364	63,750
Berkeley Group Holdings PLC	1,221	66,739
British American Tobacco PLC	21,788	782,353
British Land Co. PLC REIT	8,891	38,782
BT Group PLC	80,265	102,086
Bunzl PLC	3,131	101,477
Burberry Group PLC	3,988	80,119
CNH Industrial NV (a)	9,730	75,853
Coca-Cola European Partners PLC	1,954	76,875
Compass Group PLC	16,943	256,057
Croda International PLC	1,224	98,899
Security Description	Shares	Value
DCC PLC	907	$ 70,448
Diageo PLC	22,198	760,486
Direct Line Insurance Group PLC	12,414	43,236
Experian PLC	8,784	331,594
Fiat Chrysler Automobiles NV (a)	10,049	123,355
GlaxoSmithKline PLC	47,649	894,441
GVC Holdings PLC (a)	5,610	70,640
Halma PLC	3,622	109,805
Hargreaves Lansdown PLC	3,315	66,942
HSBC Holdings PLC	192,950	752,079
Imperial Brands PLC	9,070	160,349
Informa PLC (a)	14,482	70,490
InterContinental Hotels Group PLC (a)	1,746	92,411
Intertek Group PLC	1,537	125,859
J Sainsbury PLC	16,817	41,514
JD Sports Fashion PLC	4,224	44,200
Johnson Matthey PLC	1,765	53,782
Kingfisher PLC	20,600	79,016
Land Securities Group PLC REIT	6,724	45,420
Legal & General Group PLC	56,706	138,078
Lloyds Banking Group PLC (a)	670,078	228,307
London Stock Exchange Group PLC	2,989	342,984
M&G PLC	24,962	51,472
Melrose Industries PLC (a)	47,075	70,292
Mondi PLC	4,901	103,879
National Grid PLC	33,210	382,026
Natwest Group PLC (a)	45,445	62,306
Next PLC	1,316	101,229
Ocado Group PLC (a)	4,338	153,888
Pearson PLC (b)	7,463	52,988
Persimmon PLC	3,218	102,882
Prudential PLC	25,065	359,361
Reckitt Benckiser Group PLC	6,742	658,934
RELX PLC (d)	10,702	238,801
RELX PLC (d)	7,664	171,026
Rentokil Initial PLC (a)	17,648	122,199
Rio Tinto PLC	10,654	641,225
Rolls-Royce Holdings PLC (b)	17,181	28,875
RSA Insurance Group PLC	10,598	61,888
Sage Group PLC	10,989	102,401
Schroders PLC	1,188	41,391
Segro PLC REIT	10,773	129,858
Severn Trent PLC	2,445	77,094
Smith & Nephew PLC	8,340	163,508
Smiths Group PLC	4,039	71,797
Spirax-Sarco Engineering PLC	709	101,421
St James's Place PLC	5,467	65,801
Standard Chartered PLC (a)	26,828	123,507
Standard Life Aberdeen PLC	22,485	65,695
Taylor Wimpey PLC	33,669	47,205
Tesco PLC	94,415	259,377
Unilever NV	13,875	837,932

See accompanying notes to financial statements.
66

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Unilever PLC	11,099	$ 685,298
United Utilities Group PLC	6,478	71,671
Vodafone Group PLC	254,288	337,554
Whitbread PLC (a)	1,873	51,455
Wm Morrison Supermarkets PLC	22,740	50,021
WPP PLC	12,095	95,069
		15,550,626
UNITED STATES — 0.3%
CyberArk Software, Ltd. (a)	296	30,612
Ferguson PLC	2,141	216,227
International Flavors & Fragrances, Inc.	1	94
QIAGEN NV (a)	2,222	115,430
		362,363
TOTAL COMMON STOCKS (Cost $117,338,450)		121,531,466

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	149,761	149,791
State Street Navigator Securities Lending Portfolio II (h) (i)	599,372	599,372
TOTAL SHORT-TERM INVESTMENTS (Cost $749,163)		749,163
TOTAL INVESTMENTS — 100.0% (Cost $118,087,613)		122,280,629
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(59,819)
NET ASSETS — 100.0%		$ 122,220,810

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$121,530,123	$1,343	$—	$121,531,466
Short-Term Investments	749,163	—	—	749,163
TOTAL INVESTMENTS	$122,279,286	$1,343	$—	$122,280,629
See accompanying notes to financial statements.
67

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

		% of Net Assets
	Financials	16.1%
	Health Care	15.3
	Industrials	15.0
	Consumer Staples	12.7
	Consumer Discretionary	12.6
	Information Technology	9.1
	Materials	6.7
	Communication Services	5.8
	Real Estate	3.3
	Utilities	2.5
	Energy	0.3
	Short-Term Investments	0.6
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,556	$ 24,558	$ 3,356,103	$ 3,230,798	$(72)	$—	149,761	$149,791	$ 840
State Street Navigator Securities Lending Portfolio II	—	—	17,327,330	16,727,958	—	—	599,372	599,372	9,386
State Street Navigator Securities Lending Portfolio III	3,926,093	3,926,093	2,289,025	6,215,118	—	—	—	—	897
Total		$3,950,651	$22,972,458	$26,173,874	$(72)	$—		$749,163	$11,123
See accompanying notes to financial statements.
68

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.0%
AGL Energy, Ltd.	13,557	$ 132,345
AMP, Ltd. (a)	20,672	19,336
Ampol, Ltd.	12,216	209,702
Aristocrat Leisure, Ltd.	20,364	437,439
ASX, Ltd.	7,435	431,758
Aurizon Holdings, Ltd.	96,732	294,664
AusNet Services	38,255	51,548
Australia & New Zealand Banking Group, Ltd.	56,552	697,989
BHP Group PLC	18,759	401,073
BHP Group, Ltd.	22,084	563,502
BlueScope Steel, Ltd.	8,925	81,242
Brambles, Ltd.	40,244	302,583
CIMIC Group, Ltd. (b)	1,377	18,308
Coca-Cola Amatil, Ltd.	22,007	149,848
Cochlear, Ltd.	3,111	441,502
Coles Group, Ltd.	51,026	621,739
Commonwealth Bank of Australia	30,493	1,390,251
CSL, Ltd.	18,552	3,816,280
Dexus REIT	33,782	215,256
Fortescue Metals Group, Ltd.	57,036	666,353
Goodman Group REIT	5,685	73,100
GPT Group REIT	42,954	120,070
Insurance Australia Group, Ltd.	54,587	171,368
LendLease Corp., Ltd. Stapled Security	8,575	67,792
Macquarie Group, Ltd.	2,275	194,971
Magellan Financial Group, Ltd.	5,114	207,612
Medibank Pvt, Ltd.	189,154	340,296
Mirvac Group REIT	72,983	114,037
National Australia Bank, Ltd.	46,855	596,104
Newcrest Mining, Ltd.	28,109	629,396
Oil Search, Ltd.	16,674	31,551
Origin Energy, Ltd.	17,220	53,072
QBE Insurance Group, Ltd.	24,104	148,751
Ramsay Health Care, Ltd.	3,951	187,130
REA Group, Ltd. (a)	2,248	177,190
Rio Tinto, Ltd.	16,733	1,131,215
Santos, Ltd.	14,691	51,385
Scentre Group REIT	107,622	169,704
SEEK, Ltd.	4,843	73,902
Sonic Healthcare, Ltd.	37,731	896,769
South32, Ltd.	39,143	57,234
Stockland REIT	48,913	132,521
Suncorp Group, Ltd.	15,473	93,713
Tabcorp Holdings, Ltd.	32,164	76,999
Telstra Corp., Ltd.	217,583	433,548
Transurban Group Stapled Security	75,045	758,956
Vicinity Centres REIT	106,770	105,225
Wesfarmers, Ltd.	69,815	2,222,772
Westpac Banking Corp.	71,261	860,125
Woodside Petroleum, Ltd.	8,751	110,267
Security Description	Shares	Value
Woolworths Group, Ltd.	73,719	$ 1,924,891
		23,154,384
AUSTRIA — 0.1%
Erste Group Bank AG	7,651	160,374
OMV AG (b)	3,744	102,735
Raiffeisen Bank International AG (b)	4,234	64,892
Voestalpine AG	3,587	94,642
		422,643
BELGIUM — 1.1%
Ageas SA/NV	7,476	305,608
Anheuser-Busch InBev SA	6,344	343,881
Colruyt SA	14,305	928,651
Groupe Bruxelles Lambert SA	12,757	1,151,583
KBC Group NV	3,239	162,526
Proximus SADP	33,118	604,868
Solvay SA	1,152	99,237
UCB SA	7,058	802,827
Umicore SA	490	20,427
		4,419,608
CHINA — 0.5%
BeiGene, Ltd. ADR (b)	222	63,590
BOC Hong Kong Holdings, Ltd.	71,036	186,985
Prosus NV (b)	14,367	1,325,896
Wilmar International, Ltd.	47,800	154,069
		1,730,540
DENMARK — 4.1%
AP Moller - Maersk A/S Class B	141	223,903
Carlsberg AS Class B	4,841	652,813
Chr. Hansen Holding A/S	5,553	617,433
Coloplast A/S Class B	14,271	2,256,067
Danske Bank A/S (b)	23,798	322,793
Demant A/S (a)(b)	4,482	140,862
DSV Panalpina A/S	2,287	373,796
Genmab A/S (b)	2,190	793,510
GN Store Nord A/S	2,708	205,113
H Lundbeck A/S	3,232	106,668
Novo Nordisk A/S Class B	95,304	6,596,323
Novozymes A/S Class B	10,208	643,091
Orsted A/S (c)	5,616	774,486
Pandora A/S	4,840	348,985
Tryg A/S	27,560	870,076
Vestas Wind Systems A/S	5,727	929,276
		15,855,195
FINLAND — 1.6%
Elisa Oyj	20,866	1,230,277
Fortum Oyj	4,445	90,045
Kone Oyj Class B	15,189	1,336,923
Neste Oyj	16,920	892,261
Nokia Oyj (b)	66,281	260,377
Nordea Bank Abp (b)(d)	43,735	333,803
Nordea Bank Abp (b)(d)	3,625	27,575
Orion Oyj Class B	4,513	204,648

See accompanying notes to financial statements.
69

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Sampo Oyj Class A	27,098	$ 1,073,727
UPM-Kymmene Oyj	15,486	471,970
Wartsila OYJ Abp (a)	18,597	146,505
		6,068,111
FRANCE — 8.0%
Aeroports de Paris	3,655	365,813
Air Liquide SA	7,989	1,269,405
Airbus SE (b)	5,609	408,259
Alstom SA (b)	6,306	314,424
Atos SE (b)	1,122	90,521
AXA SA	36,511	675,444
BNP Paribas SA (b)	37,065	1,346,306
Bouygues SA	4,706	163,458
Bureau Veritas SA (b)	11,086	250,380
Capgemini SE	1,288	165,764
Carrefour SA	16,369	262,301
Cie de Saint-Gobain (b)	8,076	341,026
Cie Generale des Etablissements Michelin SCA	7,363	791,931
CNP Assurances	4,647	58,199
Credit Agricole SA (b)	35,881	314,391
Danone SA	11,543	747,453
Dassault Systemes SE	1,107	207,375
Electricite de France SA	8,953	94,762
Engie SA (b)	28,273	378,623
EssilorLuxottica SA (b)	5,724	779,628
Faurecia SE (b)	3,807	164,821
Getlink SE (b)	8,944	121,663
Hermes International	2,460	2,123,731
Iliad SA	463	85,268
Ipsen SA	1,507	158,251
Kering SA	2,384	1,586,782
Klepierre SA REIT (a)	1,194	16,781
Legrand SA	9,714	776,647
L'Oreal SA	9,219	3,001,041
LVMH Moet Hennessy Louis Vuitton SE	8,682	4,066,272
Natixis SA (b)	27,776	62,619
Orange SA	69,635	725,445
Pernod Ricard SA	3,898	622,340
Peugeot SA (b)	43,728	794,804
Publicis Groupe SA	2,559	82,762
Renault SA (b)	17,969	467,679
Safran SA (b)	3,118	308,740
Sanofi	18,752	1,876,368
Sartorius Stedim Biotech	546	188,623
Schneider Electric SE	4,325	537,855
SCOR SE (b)	8,489	235,527
SEB SA	678	110,433
Societe Generale SA (b)	48,887	648,831
Sodexo SA	3,197	228,762
Thales SA	8,833	664,571
TOTAL SE	40,223	1,377,292
Unibail-Rodamco-Westfield (a)	57,736	100,145
Unibail-Rodamco-Westfield REIT (a)	890	32,875
Security Description	Shares	Value
Valeo SA	5,620	$ 172,995
Vinci SA	4,878	409,108
Vivendi SA	8,573	239,265
Worldline SA (b)(c)	421	34,617
		31,048,376
GERMANY — 5.8%
Adidas AG (b)	7,586	2,456,110
Allianz SE	5,886	1,129,341
Aroundtown SA (b)	36,249	182,357
BASF SE	14,831	904,014
Bayer AG	9,707	606,823
Bayerische Motoren Werke AG	8,092	588,229
Bayerische Motoren Werke AG Preference Shares	1,600	87,620
Beiersdorf AG	9,646	1,097,205
Commerzbank AG (b)	60,664	298,280
Continental AG	3,475	376,852
Covestro AG (c)	9,448	469,204
Daimler AG	25,996	1,403,341
Deutsche Bank AG (b)	54,400	458,666
Deutsche Boerse AG	2,144	376,622
Deutsche Lufthansa AG (b)	11,323	97,726
Deutsche Post AG	17,139	781,814
Deutsche Telekom AG	99,069	1,660,117
E.ON SE	27,334	302,198
Fraport AG Frankfurt Airport Services Worldwide (b)	600	23,767
Fresenius Medical Care AG & Co. KGaA	2,380	201,001
Fresenius SE & Co. KGaA	4,026	183,320
Fuchs Petrolub SE Preference Shares	3,385	172,194
GEA Group AG	5,236	184,261
Hannover Rueck SE	3,468	537,625
HeidelbergCement AG	1,955	119,945
Henkel AG & Co. KGaA Preference Shares	6,456	676,209
Henkel AG & Co. KGaA	6,497	608,735
Infineon Technologies AG	10,515	297,348
Knorr-Bremse AG	4,258	502,510
Merck KGaA	4,713	688,351
METRO AG	9,071	90,628
MTU Aero Engines AG	1,525	253,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,652	927,594
Nemetschek SE	791	57,973
Porsche Automobil Holding SE Preference Shares (b)	2,822	168,439
Puma SE (b)	951	85,714
RWE AG	7,541	282,798
SAP SE	4,016	625,215
Siemens AG	7,656	968,526
Siemens Energy AG (b)	3,828	103,245
Siemens Healthineers AG (c)	4,495	201,882
Thyssenkrupp AG (b)	12,008	60,718

See accompanying notes to financial statements.
70

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Uniper SE	9,079	$ 293,417
United Internet AG	1,687	64,630
Volkswagen AG Preference Shares (b)	5,550	894,228
		22,550,730
HONG KONG — 3.8%
AIA Group, Ltd.	78,023	764,122
ASM Pacific Technology, Ltd.	8,100	82,359
Bank of East Asia, Ltd.	49,657	91,241
CK Asset Holdings, Ltd.	47,620	231,956
CK Hutchison Holdings, Ltd.	67,000	402,865
CK Infrastructure Holdings, Ltd.	102,500	478,113
CLP Holdings, Ltd.	164,500	1,528,258
Dairy Farm International Holdings, Ltd.	56,800	214,136
Hang Seng Bank, Ltd.	73,329	1,079,592
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	555,540	573,461
HKT Trust & HKT, Ltd. Stapled Security	691,540	915,510
Hong Kong & China Gas Co., Ltd.	829,288	1,187,754
Hong Kong Exchanges & Clearing, Ltd.	41,372	1,931,405
Jardine Matheson Holdings, Ltd.	13,600	539,648
Jardine Strategic Holdings, Ltd.	16,400	324,884
Link REIT	63,900	519,445
MTR Corp., Ltd.	249,289	1,230,362
New World Development Co., Ltd.	27,687	133,969
Pacific Century Premium Developments, Ltd. (b)	76,336	19,995
PCCW, Ltd.	677,000	403,579
Power Assets Holdings, Ltd.	195,000	1,021,548
Sun Hung Kai Properties, Ltd.	14,000	178,477
Swire Pacific, Ltd. Class A	15,500	74,400
Techtronic Industries Co., Ltd.	53,500	701,368
WH Group, Ltd. (c)	204,000	165,306
		14,793,753
IRELAND — 0.9%
AerCap Holdings NV (b)	4,115	103,657
CRH PLC	7,630	276,204
Flutter Entertainment PLC (b)	539	85,770
James Hardie Industries PLC	7,086	168,315
Kerry Group PLC Class A	14,521	1,864,572
Kingspan Group PLC (b)	8,995	819,579
		3,318,097
ISRAEL — 0.8%
Azrieli Group, Ltd.	2,859	127,891
Bank Hapoalim BM	99,978	534,923
Bank Leumi Le-Israel BM	128,485	566,486
Check Point Software Technologies, Ltd. (b)	6,782	816,146
Mizrahi Tefahot Bank, Ltd.	28,125	499,463
Security Description	Shares	Value
Nice, Ltd. (b)	636	$ 143,906
Teva Pharmaceutical Industries, Ltd. ADR (b)	9,931	89,478
Teva Pharmaceutical Industries, Ltd. (b)	11,425	103,551
		2,881,844
ITALY — 1.9%
Assicurazioni Generali SpA	34,910	492,270
Atlantia SpA (b)	3,862	60,822
DiaSorin SpA	3,716	749,066
Enel SpA	120,731	1,050,205
Eni SpA	50,899	399,185
Ferrari NV	4,973	913,519
FinecoBank Banca Fineco SpA (b)	18,389	253,483
Intesa Sanpaolo SpA (b)	352,710	663,010
Leonardo SpA	6,654	39,014
Mediobanca Banca di Credito Finanziario SpA	20,890	164,079
Moncler SpA (b)	9,646	395,672
Poste Italiane SpA (c)	3,954	35,090
Prysmian SpA	1,194	34,780
Recordati Industria Chimica e Farmaceutica SpA	7,798	399,973
Snam SpA	127,515	656,290
Telecom Italia SpA (d)	296,405	118,872
Telecom Italia SpA (d)	467,849	189,165
Terna Rete Elettrica Nazionale SpA	3,952	27,685
UniCredit SpA (b)	92,312	762,619
		7,404,799
JAPAN — 26.3%
ABC-Mart, Inc.	10,000	518,336
Advantest Corp.	7,800	376,215
Aeon Co., Ltd.	13,100	350,806
AGC, Inc.	2,800	81,456
Aisin Seiki Co., Ltd.	2,300	73,012
Ajinomoto Co., Inc.	17,800	364,164
ANA Holdings, Inc. (b)	26,300	605,600
Aozora Bank, Ltd. (a)	4,300	71,022
Asahi Group Holdings, Ltd.	13,700	474,625
Asahi Intecc Co., Ltd.	8,000	250,166
Asahi Kasei Corp.	13,100	113,547
Astellas Pharma, Inc.	73,300	1,088,421
Bandai Namco Holdings, Inc.	10,400	757,752
Bank of Kyoto, Ltd. (a)	1,700	81,673
Benesse Holdings, Inc.	4,700	120,473
Bridgestone Corp.	28,200	886,377
Canon, Inc.	64,300	1,064,152
Central Japan Railway Co.	3,800	543,372
Chiba Bank, Ltd. (a)	23,700	130,032
Chubu Electric Power Co., Inc.	14,000	169,942
Chugai Pharmaceutical Co., Ltd.	55,700	2,488,634
Chugoku Electric Power Co., Inc. (a)	58,100	726,181

See accompanying notes to financial statements.
71

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Concordia Financial Group, Ltd. (a)	35,200	$ 121,747
Daicel Corp. (a)	10,800	77,472
Daifuku Co., Ltd.	2,300	230,588
Dai-ichi Life Holdings, Inc.	24,808	347,213
Daiichi Sankyo Co., Ltd.	5,718	174,959
Daikin Industries, Ltd.	1,000	182,886
Daito Trust Construction Co., Ltd.	4,100	362,096
Daiwa House Industry Co., Ltd.	24,400	623,699
Daiwa House REIT Investment Corp.	359	915,105
Daiwa Securities Group, Inc.	9,500	39,673
Denso Corp.	4,300	187,313
Dentsu Group, Inc.	1,300	38,127
Disco Corp.	600	144,471
East Japan Railway Co.	12,800	785,976
Eisai Co., Ltd.	7,300	662,970
FamilyMart Co., Ltd. (a)	4,900	110,045
FANUC Corp.	600	114,394
Fast Retailing Co., Ltd.	200	124,818
FUJIFILM Holdings Corp.	7,600	373,410
Fujitsu, Ltd.	3,000	407,657
Fukuoka Financial Group, Inc.	5,300	88,593
GMO Payment Gateway, Inc.	700	74,557
Hakuhodo DY Holdings, Inc.	8,700	111,708
Hankyu Hanshin Holdings, Inc.	7,400	237,013
Hikari Tsushin, Inc.	800	189,368
Hino Motors, Ltd.	3,200	20,589
Hitachi, Ltd.	16,600	557,318
Honda Motor Co., Ltd.	38,000	890,676
Hoshizaki Corp.	1,500	119,113
Hoya Corp.	13,300	1,494,722
Idemitsu Kosan Co., Ltd. (a)	7,800	165,712
Inpex Corp.	24,100	128,687
Isuzu Motors, Ltd.	15,800	137,354
ITOCHU Corp. (a)	23,814	605,900
Japan Airlines Co., Ltd. (b)	28,000	521,634
Japan Exchange Group, Inc.	21,206	590,384
Japan Post Bank Co., Ltd.	88,400	687,732
Japan Post Holdings Co., Ltd.	166,300	1,127,997
Japan Post Insurance Co., Ltd.	7,800	122,030
Japan Prime Realty Investment Corp. REIT	19	58,784
Japan Real Estate Investment Corp. REIT	109	555,690
Japan Retail Fund Investment Corp. REIT	52	80,023
Japan Tobacco, Inc.	69,200	1,259,016
JFE Holdings, Inc. (b)	34,000	235,838
JXTG Holdings, Inc.	133,082	472,906
Kajima Corp.	29,300	350,389
Kakaku.com, Inc.	8,700	228,114
Kansai Electric Power Co., Inc.	14,000	135,317
Kao Corp.	19,600	1,464,846
Kawasaki Heavy Industries, Ltd. (a)(b)	3,600	48,339
Security Description	Shares	Value
KDDI Corp.	83,418	$ 2,099,481
Keihan Holdings Co., Ltd.	7,800	322,259
Keikyu Corp. (a)	14,500	221,766
Keio Corp.	6,400	394,201
Keisei Electric Railway Co., Ltd.	1,300	36,574
Keyence Corp.	6,000	2,784,801
Kintetsu Group Holdings Co., Ltd.	19,400	824,495
Kirin Holdings Co., Ltd.	18,000	336,615
Kobe Bussan Co., Ltd. (a)	500	27,386
Koito Manufacturing Co., Ltd.	3,200	162,229
Komatsu, Ltd.	9,800	214,517
Kose Corp.	1,000	121,766
Kubota Corp.	11,200	199,261
Kyocera Corp.	2,200	125,020
Kyowa Kirin Co., Ltd.	8,400	237,680
Kyushu Electric Power Co., Inc.	24,800	224,899
Kyushu Railway Co.	26,719	568,915
Lasertec Corp.	1,800	146,859
Lawson, Inc.	12,300	585,104
LIXIL Group Corp.	11,800	235,933
M3, Inc.	13,000	800,720
Marubeni Corp.	71,200	401,103
Maruichi Steel Tube, Ltd.	1,000	24,884
Mazda Motor Corp.	22,500	130,271
McDonald's Holdings Co. Japan, Ltd.	13,800	669,535
Mebuki Financial Group, Inc.	62,700	141,406
MEIJI Holdings Co., Ltd.	9,700	739,013
MISUMI Group, Inc.	11,900	330,963
Mitsubishi Chemical Holdings Corp.	26,700	153,247
Mitsubishi Corp.	26,800	638,065
Mitsubishi Electric Corp.	23,600	317,894
Mitsubishi Estate Co., Ltd.	2,200	33,084
Mitsubishi Heavy Industries, Ltd.	6,900	152,378
Mitsubishi UFJ Financial Group, Inc.	408,000	1,608,725
Mitsui & Co., Ltd.	27,300	466,426
Mitsui Chemicals, Inc.	1,500	36,047
Mitsui Fudosan Co., Ltd.	10,900	188,656
Mizuho Financial Group, Inc. (a)	132,440	1,644,676
MonotaRO Co., Ltd.	10,300	509,485
MS&AD Insurance Group Holdings, Inc.	16,100	430,839
Murata Manufacturing Co., Ltd.	2,400	154,034
Nabtesco Corp.	1,200	43,381
Nagoya Railroad Co., Ltd.	26,600	726,440
NEC Corp.	15,000	872,738
Nexon Co., Ltd.	15,700	390,082
NH Foods, Ltd.	5,500	244,433
Nihon M&A Center, Inc.	5,300	300,332
Nippon Building Fund, Inc. REIT	178	1,005,288
Nippon Express Co., Ltd.	1,600	93,092
Nippon Paint Holdings Co., Ltd.	10,200	1,044,840
Nippon Prologis REIT, Inc.	348	1,172,311

See accompanying notes to financial statements.
72

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Nippon Steel Corp. (b)	38,300	$ 359,119
Nippon Telegraph & Telephone Corp.	60,700	1,236,663
Nippon Yusen KK	2,200	37,879
Nissan Chemical Corp.	3,000	159,196
Nissan Motor Co., Ltd. (b)	152,016	535,578
Nissin Foods Holdings Co., Ltd.	3,600	337,724
Nitori Holdings Co., Ltd.	5,100	1,055,956
Nitto Denko Corp.	5,600	362,968
Nomura Holdings, Inc.	80,100	363,270
Nomura Real Estate Master Fund, Inc. REIT	72	90,060
Nomura Research Institute, Ltd.	11,300	331,408
NTT DOCOMO, Inc.	101,122	3,722,723
Obayashi Corp.	16,100	145,698
Obic Co., Ltd.	2,100	366,948
Odakyu Electric Railway Co., Ltd.	14,100	353,268
Oji Holdings Corp.	16,700	76,276
Olympus Corp.	4,100	84,774
Ono Pharmaceutical Co., Ltd.	15,200	475,891
Oracle Corp. Japan	2,800	300,351
Oriental Land Co., Ltd. (a)	12,900	1,801,819
ORIX Corp.	25,100	310,390
Orix JREIT, Inc.	50	76,424
Osaka Gas Co., Ltd.	13,300	258,363
Otsuka Corp.	4,700	239,610
Otsuka Holdings Co., Ltd.	5,300	223,391
Pan Pacific International Holdings Corp.	13,600	315,740
Panasonic Corp.	41,400	348,681
Park24 Co., Ltd.	6,900	110,957
PeptiDream, Inc. (b)	9,900	461,556
Pigeon Corp.	3,800	169,241
Recruit Holdings Co., Ltd.	42,205	1,663,724
Renesas Electronics Corp. (b)	3,700	26,822
Resona Holdings, Inc.	54,700	185,357
Ricoh Co., Ltd. (a)	14,700	98,344
Ryohin Keikaku Co., Ltd.	12,800	211,049
Santen Pharmaceutical Co., Ltd.	5,600	114,038
Secom Co., Ltd.	11,700	1,065,007
Seibu Holdings, Inc.	10,600	113,503
Seiko Epson Corp.	1,800	20,553
Sekisui Chemical Co., Ltd.	14,100	224,066
Sekisui House, Ltd.	21,700	381,955
Seven & i Holdings Co., Ltd.	21,000	646,736
SG Holdings Co., Ltd.	23,400	1,208,472
Shimadzu Corp.	6,800	205,553
Shimamura Co., Ltd.	3,500	339,287
Shimano, Inc.	800	157,074
Shin-Etsu Chemical Co., Ltd.	12,100	1,569,113
Shinsei Bank, Ltd. (a)	5,100	62,536
Shionogi & Co., Ltd.	14,800	789,436
Shizuoka Bank, Ltd.	14,800	101,817
Showa Denko KK	2,500	45,532
SMC Corp.	500	276,983
Security Description	Shares	Value
Softbank Corp. (a)	75,100	$ 837,963
SoftBank Group Corp.	22,400	1,373,122
Sompo Holdings, Inc.	4,500	154,747
Sony Corp.	11,600	882,888
Subaru Corp.	14,000	269,573
SUMCO Corp.	1,200	16,772
Sumitomo Chemical Co., Ltd.	36,500	120,018
Sumitomo Corp. (a)	27,912	332,865
Sumitomo Electric Industries, Ltd.	14,100	157,528
Sumitomo Heavy Industries, Ltd.	900	20,826
Sumitomo Mitsui Financial Group, Inc.	41,100	1,136,257
Sumitomo Mitsui Trust Holdings, Inc.	9,900	261,971
Sumitomo Realty & Development Co., Ltd.	700	20,576
Sumitomo Rubber Industries, Ltd.	10,200	94,045
Suntory Beverage & Food, Ltd.	22,387	837,948
Suzuki Motor Corp.	3,700	157,179
Sysmex Corp.	7,600	722,335
T&D Holdings, Inc.	11,200	109,527
Taiheiyo Cement Corp.	2,500	63,347
Taisei Corp.	10,700	359,945
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	216,393
Takeda Pharmaceutical Co., Ltd.	15,251	541,076
TDK Corp.	1,200	129,745
Terumo Corp.	4,700	186,165
TIS, Inc.	7,400	156,232
Tobu Railway Co., Ltd.	16,800	516,592
Toho Co., Ltd.	4,000	164,313
Tohoku Electric Power Co., Inc.	13,300	133,088
Tokio Marine Holdings, Inc.	27,000	1,176,917
Tokyo Electric Power Co. Holdings, Inc. (b)	115,300	315,756
Tokyo Electron, Ltd.	5,700	1,476,177
Tokyo Gas Co., Ltd.	15,608	355,850
Tokyu Corp.	5,000	64,579
Tokyu Fudosan Holdings Corp.	3,900	16,667
Toray Industries, Inc.	59,900	272,056
Toshiba Corp.	3,200	80,993
Tosoh Corp.	11,300	182,569
Toyo Suisan Kaisha, Ltd.	16,700	879,864
Toyota Industries Corp.	1,500	94,381
Toyota Motor Corp.	36,400	2,391,024
Toyota Tsusho Corp.	4,300	119,877
Trend Micro, Inc.	3,700	224,742
Tsuruha Holdings, Inc.	2,500	353,217
Unicharm Corp.	13,706	611,984
United Urban Investment Corp. REIT	75	82,939
USS Co., Ltd.	14,500	258,178
Welcia Holdings Co., Ltd.	15,900	696,840
West Japan Railway Co.	13,400	659,143
Yamada Denki Co., Ltd.	119,800	594,856

See accompanying notes to financial statements.
73

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Yamaha Corp.	3,200	$ 152,222
Yamaha Motor Co., Ltd.	9,500	137,013
Yamato Holdings Co., Ltd.	3,500	91,571
Yamazaki Baking Co., Ltd. (a)	9,200	160,322
Yaskawa Electric Corp.	4,900	190,140
Yokohama Rubber Co., Ltd.	4,100	57,928
Z Holdings Corp.	26,400	174,866
ZOZO, Inc.	4,000	110,983
		101,630,644
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	724	24,280
LUXEMBOURG — 0.2%
ArcelorMittal SA (b)	34,096	455,163
SES SA	7,850	55,747
Tenaris SA	19,549	97,680
		608,590
MACAU — 0.3%
Galaxy Entertainment Group, Ltd.	84,000	563,071
Sands China, Ltd.	109,200	420,596
		983,667
NETHERLANDS — 3.7%
ABN AMRO Bank NV (c)	19,294	161,815
Adyen NV (b)(c)	413	761,569
Aegon NV	78,943	205,511
Akzo Nobel NV	1,567	158,801
Altice Europe NV (b)	14,684	70,461
ASML Holding NV	13,658	5,040,254
EXOR NV	4,990	271,979
Heineken NV	4,147	369,003
ING Groep NV (b)	123,744	878,922
Koninklijke Ahold Delhaize NV	46,205	1,368,103
Koninklijke DSM NV	1,736	286,222
Koninklijke KPN NV	81,670	192,211
Koninklijke Philips NV (b)	6,880	324,327
Koninklijke Vopak NV	4,026	226,896
NN Group NV	13,373	502,603
Randstad NV (b)	5,098	266,208
Royal Dutch Shell PLC Class A	88,503	1,102,862
Royal Dutch Shell PLC Class B	75,651	919,531
Wolters Kluwer NV	11,284	963,833
		14,071,111
NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	45,241	217,853
Fisher & Paykel Healthcare Corp., Ltd.	29,976	659,217
Meridian Energy, Ltd.	83,376	272,802
Ryman Healthcare, Ltd.	16,392	152,558
Spark New Zealand, Ltd.	182,605	567,299
		1,869,729
NORWAY — 0.6%
DNB ASA	16,282	225,003
Security Description	Shares	Value
Equinor ASA	10,441	$ 148,191
Gjensidige Forsikring ASA	18,975	384,100
Mowi ASA	12,401	219,813
Norsk Hydro ASA (b)	32,404	89,143
Orkla ASA	51,130	515,748
Telenor ASA	35,027	585,680
Yara International ASA	2,688	103,279
		2,270,957
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	43,048	211,765
Jeronimo Martins SGPS SA	7,750	124,551
		336,316
RUSSIA — 0.0% (e)
Evraz PLC	6,410	28,556
SINGAPORE — 1.4%
CapitaLand Mall Trust REIT	201,200	284,460
DBS Group Holdings, Ltd.	61,003	889,729
Keppel Corp., Ltd.	21,611	70,448
Oversea-Chinese Banking Corp., Ltd.	153,998	949,867
Singapore Airlines, Ltd.	181,849	462,249
Singapore Exchange, Ltd.	78,600	526,841
Singapore Technologies Engineering, Ltd.	184,100	466,622
Singapore Telecommunications, Ltd.	527,000	818,431
United Overseas Bank, Ltd.	50,775	707,822
Venture Corp., Ltd.	11,000	155,036
		5,331,505
SOUTH AFRICA — 0.1%
Anglo American PLC	13,590	329,562
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	5,366	121,853
Aena SME SA (b)(c)	4,087	571,760
Amadeus IT Group SA	17,656	985,319
Banco Bilbao Vizcaya Argentaria SA	233,427	649,284
Banco Santander SA (b)	615,499	1,154,536
Bankinter SA	16,797	72,426
CaixaBank SA	98,241	208,862
Endesa SA	19,640	525,794
Ferrovial SA	2,033	49,468
Iberdrola SA	83,782	1,032,576
Industria de Diseno Textil SA	43,091	1,202,630
Mapfre SA	34,396	53,927
Naturgy Energy Group SA	2,761	55,429
Red Electrica Corp. SA	25,201	473,275
Repsol SA	45,850	307,649
Telefonica SA	111,694	384,682
		7,849,470
SWEDEN — 2.8%
Alfa Laval AB (b)	4,273	94,913

See accompanying notes to financial statements.
74

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Assa Abloy AB Class B	36,540	$ 857,771
Atlas Copco AB Class A	28,111	1,346,815
Atlas Copco AB Class B	17,888	749,897
Boliden AB (b)	8,952	266,760
Electrolux AB Class B	8,697	203,481
Epiroc AB Class A	34,599	503,135
Epiroc AB Class B	9,070	126,372
Essity AB Class B (b)	2,756	93,242
Evolution Gaming Group AB (c)	4,069	270,418
Hennes & Mauritz AB Class B	35,243	609,369
Hexagon AB Class B (b)	8,827	668,485
ICA Gruppen AB (a)	9,560	486,332
Investor AB Class B	8,994	589,886
Kinnevik AB Class B	3,345	136,285
L E Lundbergforetagen AB Class B (b)	4,456	221,157
Sandvik AB (b)	27,335	537,232
Skandinaviska Enskilda Banken AB Class A (b)	22,524	200,426
Skanska AB Class B (b)	18,398	390,161
SKF AB Class B	9,646	200,141
Svenska Handelsbanken AB Class A (b)	20,366	171,393
Swedbank AB Class A (b)	12,755	200,574
Swedish Match AB	1,595	130,594
Telefonaktiebolaget LM Ericsson Class B	24,494	268,969
Telia Co. AB	144,405	594,561
Volvo AB Class B (b)	46,753	903,979
		10,822,348
SWITZERLAND — 12.7%
ABB, Ltd.	23,225	592,790
Adecco Group AG	7,363	390,129
Alcon, Inc. (b)	4,149	236,183
Baloise Holding AG	3,655	539,050
Barry Callebaut AG	261	581,799
Chocoladefabriken Lindt & Spruengli AG (d)	159	1,345,551
Chocoladefabriken Lindt & Spruengli AG (d)	3	267,755
Cie Financiere Richemont SA	3,084	207,111
Coca-Cola HBC AG	1,012	25,015
Credit Suisse Group AG	29,428	296,090
EMS-Chemie Holding AG	1,459	1,312,505
Geberit AG	1,840	1,093,085
Givaudan SA	749	3,236,495
Glencore PLC (b)	318,843	663,477
Julius Baer Group, Ltd.	3,351	143,231
Kuehne + Nagel International AG	6,118	1,193,967
LafargeHolcim, Ltd. (d)	2,448	111,882
LafargeHolcim, Ltd. (d)	2,884	131,624
Logitech International SA	9,058	706,697
Nestle SA	79,370	9,445,786
Novartis AG	81,372	7,077,482
Partners Group Holding AG	1,321	1,218,699
Roche Holding AG	23,158	7,943,667
Security Description	Shares	Value
Schindler Holding AG (d)	2,069	$ 566,371
Schindler Holding AG (d)	2,373	647,264
SGS SA	262	704,085
Sika AG	1,097	270,205
Sonova Holding AG (b)	3,361	854,563
Straumann Holding AG	267	270,269
Swatch Group AG	253	59,178
Swiss Life Holding AG	1,836	696,431
Swiss Prime Site AG	8,390	763,433
Swiss Re AG	8,967	666,413
Swisscom AG	4,249	2,259,659
Temenos AG	237	32,000
UBS Group AG	57,615	645,915
Vifor Pharma AG	250	34,122
Zurich Insurance Group AG	5,291	1,846,883
		49,076,861
UNITED KINGDOM — 13.7%
3i Group PLC	49,434	636,910
Admiral Group PLC	26,877	907,233
Ashtead Group PLC	17,181	621,925
Associated British Foods PLC	15,662	378,128
AstraZeneca PLC	10,971	1,199,482
Aviva PLC	49,052	181,175
BAE Systems PLC	205,517	1,280,637
Barclays PLC (b)	531,076	670,166
Barratt Developments PLC	44,069	271,075
Berkeley Group Holdings PLC	6,877	375,894
BP PLC	419,467	1,221,230
British American Tobacco PLC	25,512	916,072
British Land Co. PLC REIT	10,539	45,970
BT Group PLC	457,146	581,424
Bunzl PLC	21,365	692,450
Burberry Group PLC	20,275	407,327
CNH Industrial NV (b)	22,404	174,657
Coca-Cola European Partners PLC	3,831	148,681
Compass Group PLC	70,161	1,060,331
Croda International PLC	6,353	513,322
DCC PLC	773	60,040
Diageo PLC	117,886	4,038,679
Direct Line Insurance Group PLC	192,042	668,844
Experian PLC	41,247	1,557,064
Fiat Chrysler Automobiles NV (b)	50,688	622,211
GlaxoSmithKline PLC	91,241	1,712,726
GVC Holdings PLC (b)	2,196	27,652
Halma PLC	9,393	284,760
Hargreaves Lansdown PLC	14,279	288,343
HSBC Holdings PLC	461,303	1,798,063
Imperial Brands PLC	48,946	865,318
Informa PLC (b)	7,001	34,077
InterContinental Hotels Group PLC (b)	525	27,787
Intertek Group PLC	7,251	593,755
J Sainsbury PLC	63,187	155,983
JD Sports Fashion PLC	8,968	93,840

See accompanying notes to financial statements.
75

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Johnson Matthey PLC	9,085	$ 276,832
Kingfisher PLC	77,158	295,958
Land Securities Group PLC REIT	9,241	62,422
Legal & General Group PLC	125,945	306,675
Lloyds Banking Group PLC (b)	1,772,433	603,899
London Stock Exchange Group PLC	10,292	1,180,996
M&G PLC	115,011	237,154
Melrose Industries PLC (b)	71,726	107,100
Mondi PLC	15,757	333,977
National Grid PLC	140,377	1,614,803
Natwest Group PLC (b)	130,049	178,299
Next PLC	2,629	202,227
Ocado Group PLC (b)	7,248	257,119
Pearson PLC (a)	16,487	117,059
Persimmon PLC	15,057	481,386
Prudential PLC	92,592	1,327,505
Reckitt Benckiser Group PLC	24,226	2,367,744
RELX PLC	92,456	2,063,038
Rentokil Initial PLC (b)	46,087	319,117
Rio Tinto PLC	48,462	2,916,748
Rolls-Royce Holdings PLC (a)	28,835	48,461
RSA Insurance Group PLC	52,625	307,308
Sage Group PLC	54,271	505,724
Schroders PLC	5,352	186,469
Segro PLC REIT	4,018	48,433
Severn Trent PLC	4,846	152,801
Smith & Nephew PLC	69,348	1,359,589
Smiths Group PLC	16,515	293,571
Spirax-Sarco Engineering PLC	1,899	271,649
SSE PLC	18,001	281,122
St James's Place PLC	4,066	48,938
Standard Chartered PLC (b)	73,277	337,342
Standard Life Aberdeen PLC	24,377	71,223
Taylor Wimpey PLC	157,580	220,934
Tesco PLC	111,602	306,593
Unilever NV	59,243	3,577,774
Unilever PLC	49,094	3,031,266
United Utilities Group PLC	22,220	245,837
Vodafone Group PLC	463,308	615,017
Whitbread PLC (b)	11,323	311,065
Wm Morrison Supermarkets PLC	84,613	186,123
WPP PLC	28,307	222,499
		52,993,027
UNITED STATES — 0.3%
Ferguson PLC	10,393	1,049,625
Security Description	Shares	Value
QIAGEN NV (b)	4,636	$ 240,834
		1,290,459
TOTAL COMMON STOCKS (Cost $394,358,011)		383,165,162

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	164,850	164,883
State Street Navigator Securities Lending Portfolio II (h) (i)	1,486,278	1,486,278
TOTAL SHORT-TERM INVESTMENTS (Cost $1,651,177)		1,651,161
TOTAL INVESTMENTS — 99.7% (Cost $396,009,188)		384,816,323
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,036,059
NET ASSETS — 100.0%		$ 385,852,382
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
76

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$383,165,162	$—	$—	$383,165,162
Short-Term Investments	1,651,161	—	—	1,651,161
TOTAL INVESTMENTS	$384,816,323	$—	$—	$384,816,323
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	15.8%
Industrials	15.1
Consumer Staples	14.5
Health Care	14.3
Consumer Discretionary	12.2
Materials	6.5
Communication Services	6.3
Information Technology	5.9
Utilities	4.2
Real Estate	2.4
Energy	2.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,804	$ 11,805	$14,943,716	$14,790,291	$(331)	$(16)	164,850	$ 164,883	$ 3,741
State Street Navigator Securities Lending Portfolio II	—	—	57,274,443	55,788,165	—	—	1,486,278	1,486,278	41,124
State Street Navigator Securities Lending Portfolio III	11,814,924	11,814,924	9,408,764	21,223,688	—	—	—	—	4,038
Total		$11,826,729	$81,626,923	$91,802,144	$(331)	$(16)		$1,651,161	$48,903
See accompanying notes to financial statements.
77

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.1%
Globant SA (a)	457	$ 81,904
BRAZIL — 3.7%
Ambev SA	71,725	159,574
B2W Cia Digital (a)	3,755	59,945
B3 SA - Brasil Bolsa Balcao	40,516	395,424
Banco Bradesco SA Preference Shares	82,797	285,124
Banco Bradesco SA	12,048	38,518
Banco Santander Brasil SA	5,843	28,985
BB Seguridade Participacoes SA	17,630	75,913
CCR SA	255	573
Centrais Eletricas Brasileiras SA	5,800	31,200
Cia Brasileira de Distribuicao	2,077	25,699
Cia Siderurgica Nacional SA	21,059	61,648
Cosan SA	7,945	96,316
Embraer SA (a)	27,186	30,097
Equatorial Energia SA	44,077	165,627
Gerdau SA Preference Shares	15,891	58,642
Itau Unibanco Holding SA Preference Shares	76,985	307,314
Itausa SA Preference Shares	105,082	164,061
Itausa SA	3	5
Klabin SA	10,023	42,322
Localiza Rent a Car SA	14,171	142,478
Lojas Americanas SA Preference Shares	27,667	139,355
Lojas Renner SA	22,835	160,634
Magazine Luiza SA	15,787	249,838
Natura & Co. Holding SA	10,152	92,092
Notre Dame Intermedica Participacoes SA	5,387	62,181
Rumo SA (a)	26,315	88,986
Suzano SA (a)	8,664	70,017
Telefonica Brasil SA Preference Shares	14,686	113,133
Vale SA	6,474	67,893
Via Varejo S/A (a)	15,700	48,327
WEG SA	20,875	243,325
		3,505,246
CHILE — 0.5%
Banco Santander Chile	3,429,123	118,828
Cencosud SA	32,245	47,069
Empresas CMPC SA	55,668	116,590
Enel Americas SA	1,147,854	148,614
Falabella SA	11,547	33,711
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,190	38,518
		503,330
CHINA — 42.6%
3SBio, Inc. (a)(b)	29,000	32,630
AAC Technologies Holdings, Inc. (c)	11,500	61,952
Security Description	Shares	Value
Addsino Co., Ltd. Class A	13,300	$ 41,666
Agricultural Bank of China, Ltd. Class H	242,000	75,566
Air China, Ltd. Class A	23,200	24,238
Airtac International Group	2,000	44,955
Alibaba Group Holding, Ltd. ADR (a)	30,123	8,855,560
Alibaba Health Information Technology, Ltd. (a)	58,000	141,295
Anhui Conch Cement Co., Ltd. Class H	28,000	192,568
ANTA Sports Products, Ltd.	26,000	268,723
Autohome, Inc. ADR	749	71,904
Baidu, Inc. ADR (a)	4,883	618,139
Bank of China, Ltd. Class H	1,233,509	381,990
Bank of Communications Co., Ltd. Class H	204,000	97,920
Beijing E-Hualu Information Technology Co., Ltd. Class A	6,900	35,434
Beijing Enterprises Holdings, Ltd.	29,000	87,000
Beijing Enterprises Water Group, Ltd.	214,000	82,839
Beijing Shunxin Agriculture Co., Ltd. Class A	6,200	54,962
Beijing Thunisoft Corp., Ltd. Class A	9,700	34,147
BGI Genomics Co., Ltd. Class A	3,200	67,878
Bilibili, Inc. ADR (a)	1,100	45,760
BYD Co., Ltd. Class H (c)	18,500	289,794
BYD Electronic International Co., Ltd.	11,000	55,284
Caitong Securities Co., Ltd. Class A	37,100	78,177
CGN Power Co., Ltd. Class H (b)	497,000	101,965
China Cinda Asset Management Co., Ltd. Class H	311,000	58,187
China CITIC Bank Corp., Ltd. Class H	233,000	89,893
China Communications Construction Co., Ltd. Class H	125,000	65,323
China Conch Venture Holdings, Ltd.	72,500	335,839
China Construction Bank Corp. Class H	1,551,340	1,004,868
China Eastern Airlines Corp., Ltd. Class A	34,700	25,259
China Everbright Environment Group, Ltd.	107,851	61,232
China Evergrande Group (c)	22,000	55,923
China International Capital Corp., Ltd. Class H (a)(b)	21,600	49,778
China Jinmao Holdings Group, Ltd.	72,000	39,670
China Life Insurance Co., Ltd. Class H	145,000	324,426
China Longyuan Power Group Corp., Ltd. Class H	152,000	94,926

See accompanying notes to financial statements.
78

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
China Mengniu Dairy Co., Ltd.	75,000	$ 351,290
China Merchants Bank Co., Ltd. Class A	19,700	104,505
China Merchants Bank Co., Ltd. Class H	58,000	273,535
China Merchants Port Holdings Co., Ltd.	53,024	53,913
China Minsheng Banking Corp., Ltd. Class H	159,300	83,453
China Molybdenum Co., Ltd. Class A	60,600	33,219
China National Building Material Co., Ltd. Class H	62,000	78,240
China Oilfield Services, Ltd. Class H	64,000	44,428
China Overseas Land & Investment, Ltd.	58,000	145,187
China Pacific Insurance Group Co., Ltd. Class H	40,800	115,293
China Railway Group, Ltd. Class H	190,000	89,239
China Resources Beer Holdings Co., Ltd.	40,000	244,645
China Resources Gas Group, Ltd.	24,000	107,148
China Spacesat Co., Ltd. Class A	13,700	67,124
China Taiping Insurance Holdings Co., Ltd.	67,830	103,102
China Telecom Corp., Ltd. Class H	290,000	86,813
China Tourism Group Duty Free Corp., Ltd. Class A	1,300	42,707
China Tower Corp., Ltd. Class H (b)	280,000	48,413
China Unicom Hong Kong, Ltd.	116,000	75,587
China Vanke Co., Ltd. Class H	60,300	184,012
China Yangtze Power Co., Ltd. Class A	14,000	39,465
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,500	71,848
CITIC Securities Co., Ltd. Class H	72,500	161,090
Contemporary Amperex Technology Co., Ltd. Class A	5,200	160,299
Country Garden Holdings Co., Ltd.	150,042	183,535
Country Garden Services Holdings Co., Ltd.	23,000	147,942
CRRC Corp., Ltd. Class H	136,609	54,291
CSPC Pharmaceutical Group, Ltd.	120,400	233,032
Dawning Information Industry Co., Ltd. Class A	10,760	59,807
Dongfang Electric Corp., Ltd. Class A	19,400	29,044
ENN Energy Holdings, Ltd.	11,400	124,150
Fosun International, Ltd.	96,560	112,134
Security Description	Shares	Value
GDS Holdings, Ltd. ADR (a)	746	$ 61,045
Geely Automobile Holdings, Ltd.	125,000	248,387
Gemdale Corp. Class A	64,293	137,846
GoerTek, Inc. Class A	17,400	103,662
Great Wall Motor Co., Ltd. Class H (c)	119,213	151,208
GRG Banking Equipment Co., Ltd. Class A	23,100	41,358
GSX Techedu, Inc. ADR (a)	1,100	99,121
Guangdong Investment, Ltd.	82,801	130,986
Guangzhou Haige Communications Group, Inc. Co. Class A	26,100	44,998
Haidilao International Holding, Ltd. (b)	10,000	71,935
Haitong Securities Co., Ltd. Class A (a)	31,000	64,638
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	6,900	38,748
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,400	34,184
Hangzhou Tigermed Consulting Co., Ltd. Class A	3,600	54,613
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	18,000	87,445
Hengan International Group Co., Ltd.	14,500	105,242
Hengtong Optic-electric Co., Ltd. Class A	12,400	26,348
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,400	56,539
Holitech Technology Co., Ltd. Class A	49,400	36,542
Huaneng Power International, Inc. Class H	216,000	83,334
Huatai Securities Co., Ltd. Class H (b)	70,400	115,002
Huazhu Group, Ltd. ADR (c)	2,024	87,518
Hubei Kaile Science & Technology Co., Ltd. Class A	18,100	31,419
Industrial & Commercial Bank of China, Ltd. Class H	1,022,857	530,566
Innovent Biologics, Inc. (a)(b)	20,000	148,129
iQIYI, Inc. ADR (a)(c)	2,000	45,160
JD.com, Inc. ADR (a)	13,958	1,083,280
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,060	53,736
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	26,700	67,003
JOYY, Inc. ADR	524	42,271
Kingdee International Software Group Co., Ltd.	29,000	74,839
Kingsoft Corp., Ltd.	26,000	129,665
Kweichow Moutai Co., Ltd. Class A	800	196,690
Lenovo Group, Ltd.	232,000	152,970
Lens Technology Co., Ltd. Class A	13,800	65,316

See accompanying notes to financial statements.
79

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Leyard Optoelectronic Co., Ltd. Class A	48,400	$ 54,845
Li Ning Co., Ltd.	25,500	118,452
Longfor Group Holdings, Ltd. (b)	14,500	81,387
LONGi Green Energy Technology Co., Ltd. Class A	4,600	50,844
Luxshare Precision Industry Co., Ltd. Class A	14,929	125,679
Mango Excellent Media Co., Ltd. Class A	4,200	41,713
Meituan Dianping Class B (a)	57,400	1,790,880
Momo, Inc. ADR	2,203	30,313
Muyuan Foods Co., Ltd. Class A	4,790	52,232
NanJi E-Commerce Co., Ltd. Class A	18,100	46,035
NAURA Technology Group Co., Ltd. Class A	1,400	32,814
NetEase, Inc. ADR	1,431	650,633
New China Life Insurance Co., Ltd. Class H	32,200	119,867
New Oriental Education & Technology Group, Inc. ADR (a)	3,152	471,224
Newland Digital Technology Co., Ltd. Class A	17,400	40,511
NIO, Inc. ADR (a)	16,574	351,700
Oceanwide Holdings Co., Ltd. Class A	50,100	31,154
OFILM Group Co., Ltd. Class A	25,400	53,934
PICC Property & Casualty Co., Ltd. Class H	174,000	121,014
Pinduoduo, Inc. ADR (a)	4,102	304,163
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	8,900	113,977
Ping An Insurance Group Co. of China, Ltd. Class A	10,400	116,868
Ping An Insurance Group Co. of China, Ltd. Class H	100,500	1,030,935
Postal Savings Bank of China Co., Ltd. Class H (b)	70,000	29,355
RiseSun Real Estate Development Co., Ltd. Class A	23,800	26,759
Seazen Group, Ltd.	60,000	50,942
Seazen Holdings Co., Ltd. Class A	6,700	34,515
Semiconductor Manufacturing International Corp. (a)(c)	71,360	166,844
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	13,770	50,524
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	88,000	175,319
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,400	118,681
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	71,800	60,025
Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	10,800	$ 30,190
Shanxi Securities Co., Ltd. Class A	35,230	41,271
Shennan Circuits Co., Ltd. Class A	120	2,060
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,700	72,415
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	41,024
Shenzhou International Group Holdings, Ltd.	20,843	350,969
Sichuan Languang Development Co., Ltd. Class A	45,800	33,947
Silergy Corp.	1,000	58,870
Sinopharm Group Co., Ltd. Class H	34,800	73,013
SooChow Securities Co., Ltd. Class A	32,690	51,398
Sun Art Retail Group, Ltd.	36,500	40,268
Sunac China Holdings, Ltd.	54,000	210,426
Sunny Optical Technology Group Co., Ltd.	11,700	178,595
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	8,600	33,456
TAL Education Group ADR (a)	6,783	515,779
Tangshan Jidong Cement Co., Ltd. Class A	16,600	37,939
Tencent Holdings, Ltd.	93,395	6,164,070
Tencent Music Entertainment Group ADR (a)	2,500	36,925
Tianma Microelectronics Co., Ltd. Class A	25,100	54,629
Tingyi Cayman Islands Holding Corp.	24,000	42,302
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	14,700	29,481
Trip.com Group, Ltd. ADR (a)	8,263	257,310
Tsingtao Brewery Co., Ltd. Class A	8,100	89,650
Tsingtao Brewery Co., Ltd. Class H	4,000	32,542
Vipshop Holdings, Ltd. ADR (a)	10,377	162,296
Walvax Biotechnology Co., Ltd. Class A	10,800	80,973
Wangsu Science & Technology Co., Ltd. Class A	26,900	31,869
Want Want China Holdings, Ltd.	233,000	161,747
Weichai Power Co., Ltd. Class A	104,200	231,852
Weichai Power Co., Ltd. Class H	7,000	14,018
Westone Information Industry, Inc. Class A	8,300	22,614
Wingtech Technology Co., Ltd. Class A	1,900	32,718

See accompanying notes to financial statements.
80

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	14,000	$ 81,880
Wuliangye Yibin Co., Ltd. Class A	5,242	170,709
WuXi AppTec Co., Ltd. Class A	6,360	95,124
WuXi AppTec Co., Ltd. Class H (b)	4,400	63,190
Wuxi Biologics Cayman, Inc. (a)(b)	14,000	340,697
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	6,600	47,062
Xiaomi Corp. Class B (a)(b)	129,200	340,921
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	19,639	29,605
Xinyi Solar Holdings, Ltd.	32,000	50,705
Yifan Pharmaceutical Co., Ltd. Class A	17,400	64,100
Yihai International Holding, Ltd.	8,000	124,800
Yum China Holdings, Inc.	7,108	376,369
Zai Lab, Ltd. ADR (a)	1,036	86,164
Zhejiang Conba Pharmaceutical Co., Ltd. Class A (a)	34,800	26,717
Zhejiang Dahua Technology Co., Ltd. Class A	16,800	50,749
Zhejiang Longsheng Group Co., Ltd. Class A	12,500	25,032
Zhejiang NHU Co., Ltd. Class A	11,400	50,043
Zhongji Innolight Co., Ltd. Class A	4,400	32,613
Zhongsheng Group Holdings, Ltd.	7,000	43,671
Zhuzhou CRRC Times Electric Co., Ltd. Class H	26,500	88,561
Zijin Mining Group Co., Ltd. Class A	39,800	36,068
Zijin Mining Group Co., Ltd. Class H	70,000	44,258
ZTE Corp. Class A	6,500	31,704
ZTE Corp. Class H	11,600	27,601
ZTO Express Cayman, Inc. ADR	3,758	112,439
		40,459,439
COLOMBIA — 0.2%
Bancolombia SA Preference Shares	14,713	94,286
Grupo Argos SA	21,900	65,910
		160,196
EGYPT — 0.1%
Commercial International Bank Egypt SAE	17,172	72,523
ElSewedy Electric Co.	86,948	37,847
		110,370
GREECE — 0.1%
Alpha Bank AE (a)	37,835	22,982
Security Description	Shares	Value
Hellenic Telecommunications Organization SA	3,431	$ 49,528
JUMBO SA	1,245	21,899
		94,409
HONG KONG — 1.5%
China Mobile, Ltd.	100,500	641,255
China Resources Cement Holdings, Ltd.	40,000	54,606
China Resources Land, Ltd.	58,000	261,187
Haier Electronics Group Co., Ltd.	16,000	57,806
Shimao Group Holdings, Ltd.	16,000	66,065
Sino Biopharmaceutical, Ltd.	242,250	263,818
Wharf Holdings, Ltd.	25,000	49,742
		1,394,479
HUNGARY — 0.2%
OTP Bank Nyrt (a)	5,351	161,374
INDIA — 7.2%
Adani Ports & Special Economic Zone, Ltd.	12,614	58,428
Ambuja Cements, Ltd.	11,723	34,479
Asian Paints, Ltd.	5,349	144,013
Aurobindo Pharma, Ltd.	10,783	116,409
Avenue Supermarts, Ltd. (a)(b)	3,108	92,808
Axis Bank, Ltd. (a)	36,543	210,328
Bajaj Auto, Ltd.	1,625	63,456
Bajaj Finance, Ltd.	3,213	142,778
Bajaj Finserv, Ltd.	749	59,412
Bharat Petroleum Corp., Ltd.	14,105	67,495
Bharti Airtel, Ltd.	30,335	173,076
Britannia Industries, Ltd.	896	46,126
Cipla, Ltd.	6,731	70,676
Container Corp. Of India, Ltd.	1	5
Dabur India, Ltd.	10,341	71,559
Dr Reddy's Laboratories, Ltd.	2,222	156,239
Eicher Motors, Ltd.	2,530	75,536
Godrej Consumer Products, Ltd.	6,645	65,293
Grasim Industries, Ltd.	6,104	61,569
Havells India, Ltd.	4,916	45,165
HCL Technologies, Ltd.	22,599	248,595
Hero MotoCorp, Ltd.	980	41,805
Hindalco Industries, Ltd.	22,699	53,917
Hindustan Unilever, Ltd.	13,217	370,508
Housing Development Finance Corp., Ltd.	30,534	720,123
ICICI Bank, Ltd. (a)	65,933	317,020
Info Edge India, Ltd.	885	43,599
Infosys, Ltd.	56,000	765,275
ITC, Ltd.	69,478	161,688
JSW Steel, Ltd.	15,721	59,183
Larsen & Toubro, Ltd.	9,772	119,415
LIC Housing Finance, Ltd.	17,241	64,449
Lupin, Ltd.	4,332	59,150
Mahindra & Mahindra, Ltd.	15,308	126,128
Marico, Ltd.	8,896	43,769
Maruti Suzuki India, Ltd.	2,159	197,331

See accompanying notes to financial statements.
81

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Nestle India, Ltd.	458	$ 98,817
Petronet LNG, Ltd.	11,809	35,317
Piramal Enterprises, Ltd.	1,798	30,547
Shree Cement, Ltd.	170	46,675
Shriram Transport Finance Co., Ltd.	3,197	26,837
State Bank of India (a)	35,907	90,230
Sun Pharmaceutical Industries, Ltd.	19,852	134,656
Tata Consultancy Services, Ltd.	18,858	637,026
Tata Steel, Ltd.	6,840	33,352
Tech Mahindra, Ltd.	6,846	73,466
Titan Co., Ltd.	5,776	94,050
UltraTech Cement, Ltd.	1,625	89,191
United Spirits, Ltd. (a)	5,687	39,762
UPL, Ltd.	18,581	126,652
Wipro, Ltd.	21,005	89,267
Zee Entertainment Enterprises, Ltd.	9,820	27,804
		6,820,454
INDONESIA — 1.1%
Bank Central Asia Tbk PT	160,900	293,037
Bank Mandiri Persero Tbk PT	439,600	146,534
Bank Negara Indonesia Persero Tbk PT	221,409	66,066
Bank Rakyat Indonesia Persero Tbk PT	948,998	193,881
Kalbe Farma Tbk PT	393,665	41,007
Telekomunikasi Indonesia Persero Tbk PT	1,186,600	204,146
Unilever Indonesia Tbk PT	219,600	119,540
		1,064,211
MALAYSIA — 1.9%
CIMB Group Holdings Bhd	145,360	107,739
DiGi.Com Bhd	123,900	120,158
Genting Bhd	63,800	48,823
Genting Malaysia Bhd	54,400	27,229
Hartalega Holdings Bhd	18,500	72,121
IHH Healthcare Bhd	98,300	123,008
IOI Corp. Bhd	138,600	148,756
Malayan Banking Bhd	74,454	129,361
Maxis Bhd	104,100	127,260
Petronas Chemicals Group Bhd	92,300	124,607
Petronas Gas Bhd	19,500	77,052
Public Bank Bhd	49,700	187,773
Sime Darby Bhd	83,955	50,306
Sime Darby Plantation Bhd	46,100	56,023
Supermax Corp. Bhd (a)	21,400	43,361
Tenaga Nasional Bhd	74,800	189,003
Top Glove Corp. Bhd	91,800	183,357
		1,815,937
MEXICO — 1.6%
America Movil SAB de CV Series L	584,678	367,613
Arca Continental SAB de CV	8,383	36,367
Security Description	Shares	Value
Coca-Cola Femsa SAB de CV	9,675	$ 39,527
Fomento Economico Mexicano SAB de CV	38,628	218,024
Gruma SAB de CV Class B	4,192	46,533
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,796	94,840
Grupo Bimbo SAB de CV Class A	32,382	60,684
Grupo Carso SAB de CV Series A1	26,281	54,084
Grupo Financiero Banorte SAB de CV Series O (a)	47,049	163,297
Grupo Financiero Inbursa SAB de CV Series O (a)	79,570	62,104
Industrias Penoles SAB de CV	3,979	64,399
Kimberly-Clark de Mexico SAB de CV Class A	29,884	47,515
Orbia Advance Corp. SAB de CV	32,961	57,842
Promotora y Operadora de Infraestructura SAB de CV (a)	4,483	31,755
Wal-Mart de Mexico SAB de CV	91,804	220,613
		1,565,197
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	6,433	78,611
Credicorp, Ltd.	1,270	157,468
		236,079
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	79,030	74,987
Ayala Corp.	8,640	122,792
Ayala Land, Inc.	196,480	120,368
BDO Unibank, Inc.	49,195	87,522
SM Investments Corp.	5,570	101,106
SM Prime Holdings, Inc.	273,600	165,921
Universal Robina Corp.	27,220	75,237
		747,933
POLAND — 0.6%
Bank Polska Kasa Opieki SA (a)	5,113	66,545
CD Projekt SA (a)	1,036	112,112
KGHM Polska Miedz SA (a)	6,034	184,156
Powszechna Kasa Oszczednosci Bank Polski SA (a)	17,426	95,595
Powszechny Zaklad Ubezpieczen SA (a)	22,733	145,758
		604,166
QATAR — 0.8%
Barwa Real Estate Co.	105,988	101,883
Commercial Bank PQSC	80,959	90,498
Industries Qatar QSC	49,672	134,378
Masraf Al Rayan QSC	152,746	174,519
Qatar National Bank QPSC	60,730	303,567
		804,845
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	9,125	37,747

See accompanying notes to financial statements.
82

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
RUSSIA — 1.1%
Magnitogorsk Iron & Steel Works PJSC GDR	3,092	$ 20,129
Mobile TeleSystems PJSC ADR	15,593	136,127
Polymetal International PLC	3,261	71,226
Polyus PJSC GDR	863	90,960
Sberbank of Russia PJSC ADR (a)	52,820	617,202
VTB Bank PJSC GDR (a)	21,330	17,768
X5 Retail Group NV GDR	1,713	63,381
		1,016,793
SAUDI ARABIA — 2.7%
Advanced Petrochemical Co.	4,078	64,254
Al Rajhi Bank	19,929	349,072
Alinma Bank (a)	8,732	38,039
Almarai Co. JSC	3,108	43,833
Arab National Bank	7,251	39,165
Bank AlBilad	3,465	22,300
Bank Al-Jazira	9,123	34,100
Banque Saudi Fransi	9,588	82,565
Bupa Arabia for Cooperative Insurance Co. (a)	1,013	33,164
Co. for Cooperative Insurance (a)	2,194	50,830
Dar Al Arkan Real Estate Development Co. (a)	19,063	47,621
Emaar Economic City (a)	32,827	88,043
Etihad Etisalat Co. (a)	7,434	56,584
Jarir Marketing Co.	1,091	54,508
National Commercial Bank	18,433	182,566
National Industrialization Co. (a)	24,106	85,218
Rabigh Refining & Petrochemical Co. (a)	7,632	31,823
Riyad Bank	18,184	90,365
Sahara International Petrochemical Co.	13,410	59,061
Samba Financial Group	16,938	121,473
Saudi Airlines Catering Co.	1,942	42,765
Saudi Arabian Fertilizer Co.	2,114	46,159
Saudi Arabian Mining Co. (a)	8,262	91,961
Saudi Basic Industries Corp.	10,458	246,471
Saudi British Bank	13,697	92,387
Saudi Cement Co.	3,785	58,628
Saudi Electricity Co.	6,759	31,030
Saudi Industrial Investment Group	16,519	102,349
Saudi Kayan Petrochemical Co. (a)	27,456	85,496
Saudi Telecom Co.	5,089	136,217
Savola Group	3,069	39,274
Yanbu National Petrochemical Co.	3,108	48,639
		2,595,960
SOUTH AFRICA — 3.7%
Absa Group, Ltd.	14,151	75,777
Anglo American Platinum, Ltd.	725	50,552
Security Description	Shares	Value
Bid Corp., Ltd.	8,382	$ 129,785
Bidvest Group, Ltd.	12,732	105,421
Capitec Bank Holdings, Ltd.	622	38,684
Clicks Group, Ltd.	4,144	55,236
FirstRand, Ltd.	77,018	190,375
Gold Fields, Ltd.	15,829	192,909
Growthpoint Properties, Ltd. REIT	83,878	61,601
Harmony Gold Mining Co., Ltd. (a)	7,308	39,055
Impala Platinum Holdings, Ltd. (c)	9,849	85,895
Life Healthcare Group Holdings, Ltd.	66,148	67,655
MTN Group, Ltd. (c)	35,963	121,041
Naspers, Ltd. Class N	7,342	1,302,897
Nedbank Group, Ltd.	10,794	65,210
Northam Platinum, Ltd. (a)	3,368	34,375
Old Mutual, Ltd.	84,483	52,473
Redefine Properties, Ltd. REIT	204,730	29,580
Remgro, Ltd.	10,774	60,730
Sanlam, Ltd.	33,079	103,104
Shoprite Holdings, Ltd. (c)	10,147	83,129
Sibanye Stillwater, Ltd. (c)	33,316	92,518
SPAR Group, Ltd.	10,803	122,829
Standard Bank Group, Ltd.	26,177	169,554
Tiger Brands, Ltd. (c)	4,438	50,758
Vodacom Group, Ltd.	14,180	104,794
Woolworths Holdings, Ltd.	12,629	26,689
		3,512,626
SOUTH KOREA — 12.7%
Alteogen, Inc. (a)	242	37,309
AMOREPACIFIC Group	992	41,478
Celltrion Healthcare Co., Ltd. (a)	829	62,166
Celltrion, Inc. (a)	1,671	367,920
Coway Co., Ltd.	1,760	119,340
GS Holdings Corp.	2,836	75,174
Hana Financial Group, Inc.	6,176	148,393
Helixmith Co., Ltd. (a)	425	12,883
HLB, Inc. (a)	663	58,788
Hyundai Engineering & Construction Co., Ltd.	3,493	90,946
Hyundai Glovis Co., Ltd.	954	117,466
Hyundai Mobis Co., Ltd.	1,465	288,115
Hyundai Motor Co.	2,572	392,563
Hyundai Motor Co. Preference Shares	957	69,064
Hyundai Steel Co.	1,843	38,767
Industrial Bank of Korea	12,516	85,723
Kakao Corp.	743	231,572
KB Financial Group, Inc.	8,145	261,518
Kia Motors Corp.	6,322	253,529
Korea Electric Power Corp. (a)	3,113	54,301
Korea Zinc Co., Ltd.	381	122,656
KT&G Corp.	2,678	188,685
LG Chem, Ltd.	891	498,259

See accompanying notes to financial statements.
83

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
LG Corp.	2,141	$ 135,655
LG Electronics, Inc.	3,069	240,639
LG Household & Health Care, Ltd.	203	251,342
Lotte Chemical Corp.	407	68,384
NAVER Corp.	2,123	538,238
NCSoft Corp.	379	261,200
POSCO	1,465	245,524
Samsung Biologics Co., Ltd. (a)(b)	204	120,359
Samsung C&T Corp.	1,509	135,481
Samsung Electronics Co., Ltd. Preference Shares	11,927	515,018
Samsung Electronics Co., Ltd.	79,409	3,951,777
Samsung Fire & Marine Insurance Co., Ltd.	690	107,379
Samsung SDI Co., Ltd.	1,074	398,101
Samsung SDS Co., Ltd.	1,070	155,079
Seegene, Inc.	262	58,337
Shin Poong Pharmaceutical Co., Ltd. (a)	457	49,432
Shinhan Financial Group Co., Ltd.	9,125	215,348
SK Holdings Co., Ltd.	260	44,130
SK Hynix, Inc.	10,138	728,168
SK Telecom Co., Ltd.	246	50,062
S-Oil Corp.	1,703	75,139
Woori Financial Group, Inc.	12,951	95,015
		12,056,422
TAIWAN — 13.8%
Accton Technology Corp.	5,000	38,412
ASE Technology Holding Co., Ltd.	82,656	168,954
Asustek Computer, Inc.	24,000	210,068
Catcher Technology Co., Ltd.	3,000	18,801
Cathay Financial Holding Co., Ltd.	148,092	197,374
Chang Hwa Commercial Bank, Ltd.	123,073	73,728
China Development Financial Holding Corp.	603,000	177,182
China Life Insurance Co., Ltd.	165,560	113,472
China Steel Corp.	322,000	227,363
Chunghwa Telecom Co., Ltd.	57,000	210,586
Compal Electronics, Inc.	233,000	153,258
CTBC Financial Holding Co., Ltd.	322,000	204,572
E.Sun Financial Holding Co., Ltd.	212,449	187,787
Far Eastern New Century Corp.	59,000	51,540
First Financial Holding Co., Ltd.	232,262	164,802
Formosa Chemicals & Fibre Corp.	55,397	129,493
Formosa Plastics Corp.	87,000	236,109
Foxconn Technology Co., Ltd.	58,000	103,135
Fubon Financial Holding Co., Ltd.	144,000	208,328
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	225,980	$ 603,924
Hotai Motor Co., Ltd.	5,000	111,008
Hua Nan Financial Holdings Co., Ltd.	283,964	173,053
Largan Precision Co., Ltd.	1,000	116,014
Lite-On Technology Corp.	116,000	184,642
MediaTek, Inc.	28,000	586,838
Mega Financial Holding Co., Ltd.	204,000	195,815
Nan Ya Plastics Corp.	116,000	238,312
Pegatron Corp.	58,000	127,767
President Chain Store Corp.	10,394	94,387
Quanta Computer, Inc.	56,000	146,178
Realtek Semiconductor Corp.	8,000	101,789
SinoPac Financial Holdings Co., Ltd.	428,794	160,639
Taishin Financial Holding Co., Ltd.	363,958	160,854
Taiwan Cement Corp.	154,956	221,503
Taiwan Cooperative Financial Holding Co., Ltd.	260,394	175,322
Taiwan Mobile Co., Ltd.	29,000	96,727
Taiwan Semiconductor Manufacturing Co., Ltd.	399,734	5,976,273
Uni-President Enterprises Corp.	116,000	250,328
United Microelectronics Corp.	284,602	280,553
Yuanta Financial Holding Co., Ltd.	426,400	262,065
		13,138,955
THAILAND — 1.5%
Advanced Info Service PCL NVDR	38,100	205,605
Airports of Thailand PCL NVDR	129,500	230,903
Bangkok Dusit Medical Services PCL NVDR	240,400	147,180
BTS Group Holdings PCL	393,600	118,003
CP ALL PCL NVDR (a)	121,600	231,208
Kasikornbank PCL	41,000	99,306
Minor International PCL NVDR (a)	132,500	83,629
PTT Global Chemical PCL NVDR	83,874	103,891
Siam Cement PCL	11,600	117,876
Siam Commercial Bank PCL NVDR	43,900	90,051
		1,427,652
TURKEY — 0.3%
BIM Birlesik Magazalar A/S	13,604	122,900
Turk Hava Yollari AO (a)	24,312	33,135
Turkcell Iletisim Hizmetleri A/S	23,448	46,262
Turkiye Is Bankasi A/S Class C (a)	56,114	38,967
		241,264

See accompanying notes to financial statements.
84

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	88,594	$ 136,274
Aldar Properties PJSC	195,025	106,720
Emirates NBD Bank PJSC	12,546	36,376
Emirates Telecommunications Group Co. PJSC	29,997	136,055
First Abu Dhabi Bank PJSC	26,523	81,162
		496,587
UNITED STATES — 0.1%
JBS SA	21,522	78,926
TOTAL COMMON STOCKS (Cost $86,540,705)		94,732,501

RIGHTS — 0.0% (d)
THAILAND — 0.0% (d)
Siam Cement PCL (expiring 10/02/20) (a) (e) (Cost: $0)	1,634	—
WARRANTS — 0.0% (d)
THAILAND — 0.0% (d)
Minor International PCL (expiring 7/31/23) (a) (Cost: $0)	6,023	1,416
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	14,975	14,978
State Street Navigator Securities Lending Portfolio II (h) (i)	431,024	431,024
TOTAL SHORT-TERM INVESTMENTS (Cost $446,002)		446,002
TOTAL INVESTMENTS — 100.2% (Cost $86,986,707)		95,179,919
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(184,702)
NET ASSETS — 100.0%		$ 94,995,217

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$94,496,622	$235,879	$—	$94,732,501
Rights	—	—	0(a)	0
Warrants	1,416	—	—	1,416
Short-Term Investments	446,002	—	—	446,002
TOTAL INVESTMENTS	$94,944,040	$235,879	$ 0	$95,179,919

See accompanying notes to financial statements.
85

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	21.5%
Information Technology	20.1
Financials	18.5
Communication Services	13.1
Materials	6.3
Consumer Staples	6.2
Health Care	5.0
Industrials	4.5
Real Estate	2.5
Utilities	1.6
Energy	0.4
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$ 27,121	$ 8,893,185	$ 8,905,023	$(305)	$—	14,975	$ 14,978	$1,273
State Street Navigator Securities Lending Portfolio II	—	—	4,783,854	4,352,830	—	—	431,024	431,024	3,374
State Street Navigator Securities Lending Portfolio III	458,521	458,521	240,960	699,481	—	—	—	—	276
Total		$485,642	$13,917,999	$13,957,334	$(305)	$—		$446,002	$4,923
See accompanying notes to financial statements.
86

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.3%
ARGENTINA – 0.0% (a)
Other Securities		$ 35,395
BRAZIL – 3.1%
Ambev SA ADR	285,987	646,331
Other Securities		3,985,686
		4,632,017
CHILE – 0.4%
Other Securities		637,489
CHINA – 31.9%
Alibaba Group Holding, Ltd. ADR (b)	5,987	1,760,057
ANTA Sports Products, Ltd.	92,000	950,865
Bank of China, Ltd. Class H	2,987,071	925,028
China Common Rich Renewable Energy Investment, Ltd. (b)(c)	598,000	—
China Construction Bank Corp. Class H	2,098,394	1,359,218
China Yangtze Power Co., Ltd. Class A	198,400	559,273
Country Garden Services Holdings Co., Ltd.	91,000	585,335
CSPC Pharmaceutical Group, Ltd.	336,400	651,097
Industrial & Commercial Bank of China, Ltd. Class H	2,059,448	1,068,256
JD.com, Inc. ADR (b)	7,882	611,722
Kweichow Moutai Co., Ltd. Class A	5,600	1,376,833
Meituan Dianping Class B (b)	22,000	686,400
New Oriental Education & Technology Group, Inc. ADR (b)	9,837	1,470,631
Shenzhou International Group Holdings, Ltd.	72,500	1,220,806
Sunny Optical Technology Group Co., Ltd.	46,693	712,746
Tencent Holdings, Ltd.	55,478	3,661,548
Yum China Holdings, Inc.	31,142	1,648,969
Other Securities		28,076,090
		47,324,874
COLOMBIA – 0.1%
Other Securities		91,660
CZECH REPUBLIC – 0.1%
Other Securities		195,202
EGYPT – 0.5%
Commercial International Bank Egypt SAE GDR	143,788	618,289
Other Securities		76,305
		694,594
GREECE – 0.2%
FF Group (c)	491	—
Other Securities		307,519
		307,519
Security Description	Shares	Value
HONG KONG – 1.6%
China Huishan Dairy Holdings Co., Ltd. (b)(c)	1,072,393	$ —
China Mobile, Ltd.	152,497	973,029
Other Securities		1,316,750
		2,289,779
HUNGARY – 0.3%
Other Securities		477,896
INDIA – 14.4%
Asian Paints, Ltd.	32,943	886,934
HCL Technologies, Ltd.	110,667	1,217,367
Hindustan Unilever, Ltd.	73,386	2,057,205
Infosys, Ltd. ADR	183,314	2,531,566
Infosys, Ltd.	99,440	1,358,910
ITC, Ltd.	246,718	574,159
Tata Consultancy Services, Ltd.	80,238	2,710,452
Wipro, Ltd.	133,944	569,235
Other Securities		9,485,494
		21,391,322
INDONESIA – 2.2%
Bank Central Asia Tbk PT	696,625	1,268,719
Telekomunikasi Indonesia Persero Tbk PT	3,437,975	591,479
Other Securities		1,432,872
		3,293,070
LUXEMBOURG – 0.0% (a)
Other Security		44,324
MALAYSIA – 2.5%
Public Bank Bhd	147,511	557,315
Other Securities		3,166,248
		3,723,563
MEXICO – 1.6%
Wal-Mart de Mexico SAB de CV	424,455	1,020,003
Other Securities		1,307,092
		2,327,095
PAKISTAN – 0.1%
Other Securities		67,139
PERU – 0.3%
Other Securities		481,162
PHILIPPINES – 1.0%
Other Securities		1,430,937
POLAND – 0.5%
Other Securities		692,939
QATAR – 1.2%
Other Securities		1,777,393
ROMANIA – 0.0% (a)
Other Security		11,827
RUSSIA – 2.7%
Gazprom PJSC ADR	140,319	610,949
Tatneft PJSC ADR (d)	16,184	579,064

See accompanying notes to financial statements.
87

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Other Securities		$ 2,871,396
		4,061,409
SAUDI ARABIA – 4.3%
Al Rajhi Bank	85,679	1,500,736
Jarir Marketing Co.	16,233	811,022
Saudi Telecom Co.	26,596	711,893
Other Securities		3,325,236
		6,348,887
SINGAPORE – 0.0% (a)
Other Security		53,720
SOUTH AFRICA – 1.9%
Other Securities		2,837,001
SOUTH KOREA – 9.7%
Hyundai Motor Co.	3,772	575,718
LG Household & Health Care, Ltd.	539	667,355
Samsung Electronics Co., Ltd. Preference Shares	492	21,245
Samsung Electronics Co., Ltd.	65,628	3,265,968
SK Hynix, Inc.	9,885	709,996
Other Securities		9,133,692
		14,373,974
TAIWAN – 13.9%
Advantech Co., Ltd.	55,838	561,041
Chunghwa Telecom Co., Ltd.	183,540	678,088
First Financial Holding Co., Ltd.	1,044,675	741,250
Hon Hai Precision Industry Co., Ltd.	276,730	739,552
Largan Precision Co., Ltd.	7,000	812,099
Taiwan Cooperative Financial Holding Co., Ltd.	1,154,617	777,399
Taiwan Mobile Co., Ltd.	183,542	612,187
Taiwan Semiconductor Manufacturing Co., Ltd.	363,495	5,434,477
Other Securities		10,158,918
		20,515,011
TANZANIA, UNITED REPUBLIC OF – 0.0% (a)
Other Security		42,947
THAILAND – 3.1%
Advanced Info Service PCL	118,393	638,902
Other Securities		3,924,060
		4,562,962
TURKEY – 0.6%
Other Securities		812,688
UNITED ARAB EMIRATES – 1.1%
Emirates Telecommunications Group Co. PJSC	186,056	843,879
Other Securities		762,412
		1,606,291
Security Description	Shares	Value
UNITED STATES – 0.0% (a)
Other Security		$ 44,369
TOTAL COMMON STOCKS (Cost $140,661,902)		147,186,455
RIGHTS — 0.0% (a)
CHINA – 0.0% (a)
Legend Holdings Corp. (expiring 10/30/20) Class H(b)(c)	1,461	—
THAILAND – 0.0% (a)
Siam Cement PCL (expiring 10/02/20) (b)(c)	778	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Securities (cost: $0)		3,242
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	569,594	569,708
State Street Navigator Securities Lending Portfolio II (g)(h)	1,006,930	1,006,930
TOTAL SHORT-TERM INVESTMENTS (Cost $1,576,695)		1,576,638
TOTAL INVESTMENTS - 100.4% (Cost $142,238,597)		148,766,335
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(600,962)
NET ASSETS - 100.0%		$ 148,165,373
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.
88

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$143,344,545	$3,841,910	$ 0(a)	$147,186,455
Rights	—	—	0(a)	0
Warrants	3,242	—	—	3,242
Short-Term Investments	1,576,638	—	—	1,576,638
TOTAL INVESTMENTS	$144,924,425	$3,841,910	$ 0	$148,766,335
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	19.7%
Information Technology	19.5
Consumer Discretionary	13.2
Consumer Staples	12.8
Communication Services	10.1
Materials	6.1
Industrials	5.2
Energy	4.5
Health Care	3.6
Utilities	3.2
Real Estate	1.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$ 437,334	$13,065,349	$12,932,878	$(45)	$(52)	569,594	$ 569,708	$ 3,555
State Street Navigator Securities Lending Portfolio II	—	—	24,364,521	23,357,591	—	—	1,006,930	1,006,930	7,977
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$38,746,836	$39,548,854	$(45)	$(52)		$1,576,638	$12,584
See accompanying notes to financial statements.
89

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.7%
MTU Aero Engines AG	1,248	$ 207,812
AIR FREIGHT & LOGISTICS — 3.8%
Deutsche Post AG	23,101	1,053,778
AUTO COMPONENTS — 1.0%
Continental AG	2,534	274,804
AUTOMOBILES — 9.5%
Bayerische Motoren Werke AG	7,503	545,413
Bayerische Motoren Werke AG Preference Shares	1,340	73,382
Daimler AG	18,797	1,014,718
Porsche Automobil Holding SE Preference Shares (a)	3,594	214,518
Volkswagen AG (a)	692	121,072
Volkswagen AG Preference Shares (a)	4,307	693,953
		2,663,056
CAPITAL MARKETS — 3.9%
Deutsche Bank AG (a)	41,251	347,802
Deutsche Boerse AG	4,307	756,581
		1,104,383
CHEMICALS — 7.3%
BASF SE	21,602	1,316,736
Covestro AG (b)	3,959	196,611
Evonik Industries AG	4,487	116,283
Symrise AG	2,920	404,049
		2,033,679
CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	523	40,753
CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	3,467	212,711
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Deutsche Telekom AG	76,263	1,277,952
Telefonica Deutschland Holding AG	18,400	47,232
		1,325,184
ELECTRICAL EQUIPMENT — 0.9%
Siemens Energy AG (a)	9,556	257,734
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Sartorius AG Preference Shares	799	328,306
Siemens Healthineers AG (b)	3,523	158,227
		486,533
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Fresenius Medical Care AG & Co. KGaA	4,674	394,739
Security Description	Shares	Value
Fresenius SE & Co. KGaA	9,580	$ 436,216
		830,955
HOUSEHOLD PRODUCTS — 2.3%
Henkel AG & Co. KGaA Preference Shares	4,099	429,334
Henkel AG & Co. KGaA	2,376	222,619
		651,953
INDUSTRIAL CONGLOMERATES — 8.6%
Siemens AG	19,112	2,417,774
INSURANCE — 10.6%
Allianz SE	9,796	1,879,549
Hannover Rueck SE	1,416	219,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,296	837,171
Talanx AG	1,244	40,146
		2,976,381
INTERNET & DIRECT MARKETING RETAIL — 2.5%
Delivery Hero SE (a) (b)	2,957	340,234
Zalando SE (a) (b)	3,834	359,226
		699,460
MACHINERY — 0.5%
Knorr-Bremse AG	1,130	133,358
MARINE — 0.1%
Hapag-Lloyd AG (b)	569	30,793
MEDIA — 0.1%
RTL Group SA (a)	904	35,640
MULTI-UTILITIES — 3.8%
E.ON SE	51,947	574,313
RWE AG	13,341	500,306
		1,074,619
PERSONAL PRODUCTS — 0.9%
Beiersdorf AG	2,307	262,414
PHARMACEUTICALS — 6.7%
Bayer AG	23,105	1,444,386
Merck KGaA	3,037	443,565
		1,887,951
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.6%
Deutsche Wohnen SE	8,151	408,043
Vonovia SE	12,756	876,259
		1,284,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Infineon Technologies AG	30,683	867,668
SOFTWARE — 13.3%
SAP SE	24,018	3,739,148

See accompanying notes to financial statements.
90

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.9%
Adidas AG (a)	4,284	$ 1,387,025
TOTAL COMMON STOCKS (Cost $27,374,145)		27,939,868

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (Cost $13,904)	13,900	13,903
TOTAL INVESTMENTS — 99.6% (Cost $27,388,049)		27,953,771
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		121,691
NET ASSETS — 100.0%		$ 28,075,462

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,939,868	$—	$—	$27,939,868
Short-Term Investment	13,903	—	—	13,903
TOTAL INVESTMENTS	$27,953,771	$—	$—	$27,953,771
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	855	$855	$118,657	$105,601	$(7)	$(1)	13,900	$13,903	$19
See accompanying notes to financial statements.
91

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AIR FREIGHT & LOGISTICS — 0.5%
SG Holdings Co., Ltd.	3,300	$ 170,426
Yamato Holdings Co., Ltd.	8,900	232,852
		403,278
AIRLINES — 0.3%
ANA Holdings, Inc. (a)	6,600	151,976
Japan Airlines Co., Ltd. (a)	7,700	143,449
		295,425
AUTO COMPONENTS — 2.3%
Aisin Seiki Co., Ltd.	4,400	139,676
Bridgestone Corp.	12,900	405,470
Denso Corp.	10,800	470,460
JTEKT Corp.	5,500	42,737
Koito Manufacturing Co., Ltd.	3,300	167,298
NGK Spark Plug Co., Ltd.	4,400	76,301
NOK Corp.	2,200	22,744
Stanley Electric Co., Ltd.	3,300	94,281
Sumitomo Electric Industries, Ltd.	17,700	197,748
Sumitomo Rubber Industries, Ltd.	3,300	30,426
Toyoda Gosei Co., Ltd.	2,200	50,137
Toyota Boshoku Corp.	2,200	30,958
Toyota Industries Corp.	3,300	207,638
Yokohama Rubber Co., Ltd.	3,300	46,625
		1,982,499
AUTOMOBILES — 6.4%
Honda Motor Co., Ltd.	37,600	881,300
Isuzu Motors, Ltd.	13,300	115,620
Mazda Motor Corp.	14,400	83,374
Mitsubishi Motors Corp. (a) (b)	15,500	33,929
Nissan Motor Co., Ltd. (a)	56,400	198,707
Subaru Corp.	14,400	277,275
Suzuki Motor Corp.	8,900	378,079
Toyota Motor Corp.	51,900	3,409,180
Yamaha Motor Co., Ltd.	6,600	95,188
		5,472,652
BANKS — 3.9%
Aozora Bank, Ltd. (b)	3,300	54,505
Chiba Bank, Ltd. (b)	17,700	97,113
Concordia Financial Group, Ltd. (b)	26,600	92,002
Fukuoka Financial Group, Inc.	4,400	73,549
Mebuki Financial Group, Inc.	26,600	59,990
Mitsubishi UFJ Financial Group, Inc.	255,900	1,009,002
Mizuho Financial Group, Inc. (b)	52,750	655,064
Resona Holdings, Inc.	53,100	179,935
Seven Bank, Ltd. (b)	14,400	34,796
Shizuoka Bank, Ltd.	11,100	76,363
Sumitomo Mitsui Financial Group, Inc.	29,900	826,620
Security Description	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	6,600	$ 174,647
		3,333,586
BEVERAGES — 1.1%
Asahi Group Holdings, Ltd.	10,000	346,442
Coca-Cola Bottlers Japan Holdings, Inc.	2,200	36,670
Ito En, Ltd.	1,100	78,281
Kirin Holdings Co., Ltd.	19,900	372,147
Suntory Beverage & Food, Ltd.	2,200	82,346
		915,886
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (a)	1,100	51,284
BUILDING PRODUCTS — 1.9%
AGC, Inc.	4,400	128,002
Daikin Industries, Ltd.	6,600	1,207,050
LIXIL Group Corp.	5,500	109,969
TOTO, Ltd.	3,300	150,881
		1,595,902
CAPITAL MARKETS — 1.2%
Daiwa Securities Group, Inc.	38,700	161,614
Japan Exchange Group, Inc.	13,300	370,277
Nomura Holdings, Inc.	80,800	366,444
SBI Holdings, Inc.	4,400	113,117
		1,011,452
CHEMICALS — 4.6%
Air Water, Inc.	4,400	59,206
Asahi Kasei Corp.	31,000	268,698
Daicel Corp. (b)	6,600	47,344
DIC Corp.	2,200	54,578
JSR Corp.	4,400	103,777
Kansai Paint Co., Ltd.	4,400	108,739
Kuraray Co., Ltd.	8,900	85,854
Mitsubishi Chemical Holdings Corp.	33,200	190,555
Mitsubishi Gas Chemical Co., Inc.	4,400	81,137
Mitsui Chemicals, Inc.	5,500	132,171
Nippon Paint Holdings Co., Ltd.	4,400	450,716
Nissan Chemical Corp.	2,200	116,744
Nitto Denko Corp.	4,400	285,189
Shin-Etsu Chemical Co., Ltd.	10,000	1,296,788
Showa Denko KK (b)	3,300	60,102
Sumitomo Chemical Co., Ltd.	39,800	130,869
Taiyo Nippon Sanso Corp.	4,400	67,336
Teijin, Ltd.	4,400	67,920
Toray Industries, Inc.	35,400	160,781
Tosoh Corp.	6,600	106,633
		3,875,137
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd. (b)	5,500	110,803
Park24 Co., Ltd.	3,300	53,067

See accompanying notes to financial statements.
92

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Secom Co., Ltd.	5,500	$ 500,644
Sohgo Security Services Co., Ltd.	1,100	52,118
Toppan Printing Co., Ltd.	6,600	92,436
		809,068
CONSTRUCTION & ENGINEERING — 0.7%
JGC Holdings Corp.	5,500	56,704
Kajima Corp.	11,100	132,742
Obayashi Corp.	15,500	140,268
Shimizu Corp.	14,400	107,662
Taisei Corp.	4,400	148,015
		585,391
CONSUMER FINANCE — 0.1%
Acom Co., Ltd.	7,700	33,199
AEON Financial Service Co., Ltd.	3,300	29,801
Credit Saison Co., Ltd.	4,400	46,364
		109,364
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	4,400	43,445
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	2,200	56,392
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,200	56,069
ORIX Corp.	29,900	369,748
Tokyo Century Corp. (b)	1,100	59,519
		485,336
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Nippon Telegraph & Telephone Corp.	55,300	1,126,646
ELECTRIC UTILITIES — 0.9%
Chubu Electric Power Co., Inc.	16,600	201,503
Chugoku Electric Power Co., Inc. (b)	7,700	96,241
Kansai Electric Power Co., Inc.	17,700	171,079
Kyushu Electric Power Co., Inc.	10,000	90,685
Tohoku Electric Power Co., Inc.	12,200	122,081
Tokyo Electric Power Co. Holdings, Inc. (a)	34,300	93,933
		775,522
ELECTRICAL EQUIPMENT — 2.2%
Fuji Electric Co., Ltd.	2,200	69,004
Mabuchi Motor Co., Ltd.	1,100	42,476
Mitsubishi Electric Corp.	46,500	626,360
Security Description	Shares	Value
Nidec Corp.	12,200	$ 1,133,526
		1,871,366
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Alps Alpine Co., Ltd.	4,400	58,706
Hamamatsu Photonics KK	3,300	165,422
Hirose Electric Co., Ltd.	1,105	141,672
Hitachi, Ltd.	22,100	741,972
Keyence Corp.	4,400	2,042,187
Kyocera Corp.	7,700	437,571
Murata Manufacturing Co., Ltd.	14,400	924,204
Omron Corp.	4,400	341,059
Shimadzu Corp.	6,600	199,507
TDK Corp.	3,300	356,799
Yokogawa Electric Corp.	6,600	104,132
		5,513,231
ENTERTAINMENT — 2.4%
Konami Holdings Corp. (b)	2,200	94,646
Nexon Co., Ltd.	10,000	248,460
Nintendo Co., Ltd.	2,500	1,413,342
Square Enix Holdings Co., Ltd.	2,200	145,096
Toho Co., Ltd.	3,300	135,559
		2,037,103
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
Advance Residence Investment Corp. REIT	24	70,729
Daiwa House REIT Investment Corp.	33	84,118
GLP J-REIT	94	145,013
Japan Real Estate Investment Corp. REIT	9	45,883
Japan Retail Fund Investment Corp. REIT	55	84,639
Nippon Building Fund, Inc. REIT	22	124,249
Nippon Prologis REIT, Inc.	44	148,223
Nomura Real Estate Master Fund, Inc. REIT	89	111,324
Orix JREIT, Inc.	55	84,066
United Urban Investment Corp. REIT	55	60,822
		959,066
FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	15,500	415,076
FamilyMart Co., Ltd. (b)	4,400	98,815
Lawson, Inc.	1,100	52,326
Matsumotokiyoshi Holdings Co., Ltd.	1,100	40,027
Seven & i Holdings Co., Ltd.	17,700	545,106
Sundrug Co., Ltd.	2,200	82,659
Tsuruha Holdings, Inc.	1,100	155,416

See accompanying notes to financial statements.
93

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Welcia Holdings Co., Ltd.	2,200	$ 96,418
		1,485,843
FOOD PRODUCTS — 1.6%
Ajinomoto Co., Inc.	12,200	249,595
Calbee, Inc.	1,100	36,118
Ezaki Glico Co., Ltd.	1,100	49,147
Kewpie Corp.	2,200	45,155
MEIJI Holdings Co., Ltd.	3,300	251,417
NH Foods, Ltd.	2,200	97,773
Nichirei Corp.	2,200	58,018
Nisshin Seifun Group, Inc.	5,500	86,880
Nissin Foods Holdings Co., Ltd.	1,100	103,193
Toyo Suisan Kaisha, Ltd.	2,200	115,910
Yakult Honsha Co., Ltd.	3,300	182,934
Yamazaki Baking Co., Ltd.	3,300	57,507
		1,333,647
GAS UTILITIES — 0.4%
Osaka Gas Co., Ltd.	8,900	172,889
Tokyo Gas Co., Ltd.	8,900	202,913
		375,802
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Asahi Intecc Co., Ltd.	4,400	137,591
Hoya Corp.	8,900	1,000,228
Olympus Corp.	31,000	640,974
Sysmex Corp.	3,300	313,645
Terumo Corp.	15,500	613,949
		2,706,387
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	4,400	95,813
Medipal Holdings Corp.	4,400	87,767
Suzuken Co., Ltd.	2,200	83,493
		267,073
HEALTH CARE TECHNOLOGY — 0.7%
M3, Inc.	10,000	615,939
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Holdings Co. Japan, Ltd.	2,200	106,737
Oriental Land Co., Ltd. (b)	4,400	614,574
		721,311
HOUSEHOLD DURABLES — 4.1%
Casio Computer Co., Ltd. (b)	4,400	70,630
Haseko Corp.	6,600	86,307
Iida Group Holdings Co., Ltd.	3,300	66,388
Nikon Corp. (b)	8,900	59,710
Panasonic Corp.	52,000	437,957
Sekisui Chemical Co., Ltd.	10,000	158,912
Sekisui House, Ltd.	13,300	234,102
Security Description	Shares	Value
Sharp Corp.	4,400	$ 54,119
Sony Corp.	29,900	2,275,721
		3,443,846
HOUSEHOLD PRODUCTS — 0.8%
Lion Corp.	5,500	112,731
Pigeon Corp.	3,300	146,972
Unicharm Corp.	10,000	446,508
		706,211
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	3,300	50,752
INDUSTRIAL CONGLOMERATES — 0.4%
Toshiba Corp.	13,300	336,627
INSURANCE — 2.3%
Dai-ichi Life Holdings, Inc.	25,500	356,899
Japan Post Holdings Co., Ltd. (b)	22,800	154,650
Japan Post Insurance Co., Ltd.	2,200	34,419
MS&AD Insurance Group Holdings, Inc.	12,200	326,474
Sompo Holdings, Inc.	7,700	264,790
T&D Holdings, Inc.	13,300	130,063
Tokio Marine Holdings, Inc.	15,500	675,637
		1,942,932
INTERACTIVE MEDIA & SERVICES — 0.7%
Kakaku.com, Inc.	3,300	86,526
LINE Corp. (a)	1,100	55,871
Z Holdings Corp.	63,100	417,956
		560,353
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Mercari, Inc. (a)	1,300	59,746
Rakuten, Inc.	18,800	201,664
ZOZO, Inc.	1,100	30,520
		291,930
IT SERVICES — 2.2%
Fujitsu, Ltd.	4,400	597,896
GMO Payment Gateway, Inc.	300	31,953
Itochu Techno-Solutions Corp.	2,200	83,076
NEC Corp.	5,500	320,004
Nomura Research Institute, Ltd.	8,900	261,020
NTT Data Corp.	15,500	197,110
Obic Co., Ltd.	1,100	192,211
Otsuka Corp.	2,200	112,158
SCSK Corp.	1,100	61,186
		1,856,614

See accompanying notes to financial statements.
94

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Bandai Namco Holdings, Inc.	4,400	$ 320,588
Sega Sammy Holdings, Inc.	3,300	39,964
Shimano, Inc.	2,200	431,953
Yamaha Corp.	3,300	156,979
		949,484
MACHINERY — 5.4%
Amada Co., Ltd.	10,000	93,054
Daifuku Co., Ltd.	3,300	330,844
Ebara Corp.	2,200	59,269
FANUC Corp.	4,400	838,889
Hino Motors, Ltd.	5,500	35,388
Hitachi Construction Machinery Co., Ltd. (b)	2,200	79,219
Hoshizaki Corp.	1,100	87,350
Komatsu, Ltd.	22,100	483,758
Kubota Corp.	28,800	512,385
Makita Corp.	5,500	261,632
MINEBEA MITSUMI, Inc.	10,000	188,572
MISUMI Group, Inc.	6,600	183,559
Mitsubishi Heavy Industries, Ltd.	11,000	242,921
Nabtesco Corp.	3,300	119,298
NGK Insulators, Ltd.	6,600	93,500
NSK, Ltd.	11,100	84,252
SMC Corp.	1,100	609,362
THK Co., Ltd.	2,200	54,807
Yaskawa Electric Corp.	5,500	213,423
		4,571,482
MARINE — 0.1%
Nippon Yusen KK	6,600	113,638
MEDIA — 0.5%
CyberAgent, Inc.	2,200	134,881
Dentsu Group, Inc.	4,400	129,044
Fuji Media Holdings, Inc.	3,300	31,615
Hakuhodo DY Holdings, Inc.	4,400	56,496
Nippon Television Holdings, Inc.	3,300	35,304
Tokyo Broadcasting System Holdings, Inc.	2,200	37,650
		424,990
METALS & MINING — 0.7%
Hitachi Metals, Ltd.	5,500	84,170
JFE Holdings, Inc. (a)	12,200	84,624
Mitsubishi Materials Corp.	3,300	64,731
Nippon Steel Corp. (a)	19,900	186,592
Sumitomo Metal Mining Co., Ltd.	5,500	169,123
		589,240
MULTILINE RETAIL — 0.6%
Isetan Mitsukoshi Holdings, Ltd. (b)	8,900	46,891
Izumi Co., Ltd.	1,100	39,870
J Front Retailing Co., Ltd.	6,600	47,406
Marui Group Co., Ltd.	5,500	104,809
Security Description	Shares	Value
Pan Pacific International Holdings Corp.	13,300	$ 308,775
		547,751
OIL, GAS & CONSUMABLE FUELS — 0.6%
Idemitsu Kosan Co., Ltd. (b)	5,564	118,208
Inpex Corp.	22,100	118,008
JXTG Holdings, Inc.	77,800	276,461
		512,677
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	23,200	105,964
PERSONAL PRODUCTS — 1.7%
Kao Corp.	11,100	829,581
Kobayashi Pharmaceutical Co., Ltd.	1,100	106,008
Pola Orbis Holdings, Inc.	2,200	41,340
Shiseido Co., Ltd.	8,900	508,969
		1,485,898
PHARMACEUTICALS — 7.6%
Astellas Pharma, Inc.	44,300	657,805
Chugai Pharmaceutical Co., Ltd.	16,600	741,675
Daiichi Sankyo Co., Ltd.	43,200	1,321,831
Eisai Co., Ltd.	6,600	599,397
Hisamitsu Pharmaceutical Co., Inc.	2,200	111,949
Kyowa Kirin Co., Ltd.	6,600	186,749
Nippon Shinyaku Co., Ltd.	2,200	180,119
Ono Pharmaceutical Co., Ltd.	8,900	278,647
Otsuka Holdings Co., Ltd.	10,000	421,492
Santen Pharmaceutical Co., Ltd.	8,900	181,239
Shionogi & Co., Ltd.	6,600	352,046
Sumitomo Dainippon Pharma Co., Ltd.	4,400	57,663
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	72,131
Takeda Pharmaceutical Co., Ltd.	36,500	1,294,949
		6,457,692
PROFESSIONAL SERVICES — 1.6%
Nihon M&A Center, Inc.	3,300	186,999
Persol Holdings Co., Ltd.	3,300	53,254
Recruit Holdings Co., Ltd.	27,700	1,091,936
		1,332,189
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	2,200	30,770
Daito Trust Construction Co., Ltd.	2,200	194,295
Daiwa House Industry Co., Ltd.	14,400	368,085
Hulic Co., Ltd.	8,900	82,987
Mitsubishi Estate Co., Ltd.	29,900	449,648

See accompanying notes to financial statements.
95

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	21,000	$ 363,465
Nomura Real Estate Holdings, Inc.	2,200	41,569
Sumitomo Realty & Development Co., Ltd.	7,700	226,338
Tokyu Fudosan Holdings Corp.	12,200	52,139
		1,809,296
ROAD & RAIL — 3.3%
Central Japan Railway Co.	4,400	629,167
East Japan Railway Co.	8,900	546,499
Hankyu Hanshin Holdings, Inc.	5,500	176,158
Keikyu Corp. (b)	5,500	84,118
Keisei Electric Railway Co., Ltd.	3,300	92,843
Kintetsu Group Holdings Co., Ltd.	4,400	186,999
Kyushu Railway Co.	4,400	93,687
Nagoya Railroad Co., Ltd.	4,400	120,163
Odakyu Electric Railway Co., Ltd.	8,900	222,985
Seibu Holdings, Inc.	5,500	58,893
Tobu Railway Co., Ltd.	5,500	169,123
Tokyu Corp.	14,400	185,987
West Japan Railway Co.	4,400	216,435
		2,783,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advantest Corp.	4,400	212,224
Disco Corp.	1,100	264,863
Lasertec Corp.	1,100	89,747
Renesas Electronics Corp. (a)	18,800	136,284
Rohm Co., Ltd.	2,200	168,862
SCREEN Holdings Co., Ltd.	1,100	58,059
SUMCO Corp.	5,500	76,874
Tokyo Electron, Ltd.	3,300	854,629
		1,861,542
SOFTWARE — 0.2%
Trend Micro, Inc.	3,300	200,445
SPECIALTY RETAIL — 1.6%
Fast Retailing Co., Ltd.	1,100	686,497
Nitori Holdings Co., Ltd.	2,200	455,510
USS Co., Ltd.	5,500	97,929
Yamada Denki Co., Ltd.	15,500	76,964
		1,316,900
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Brother Industries, Ltd.	5,500	86,828
Canon, Inc. (b)	24,300	402,160
FUJIFILM Holdings Corp.	8,900	437,283
Konica Minolta, Inc. (b)	12,200	34,220
Ricoh Co., Ltd. (b)	16,600	111,055
Seiko Epson Corp. (b)	6,600	75,362
		1,146,908
Security Description	Shares	Value
TOBACCO — 0.6%
Japan Tobacco, Inc.	26,000	$ 473,041
TRADING COMPANIES & DISTRIBUTORS — 3.7%
ITOCHU Corp. (b)	35,400	900,682
Marubeni Corp.	39,800	224,212
Mitsubishi Corp.	32,100	764,249
Mitsui & Co., Ltd.	38,700	661,197
MonotaRO Co., Ltd.	2,200	108,822
Sojitz Corp. (b)	26,600	59,991
Sumitomo Corp. (b)	26,600	317,219
Toyota Tsusho Corp.	4,400	122,665
		3,159,037
WIRELESS TELECOMMUNICATION SERVICES — 5.3%
KDDI Corp.	39,800	1,001,694
NTT DOCOMO, Inc.	27,700	1,019,753
Softbank Corp. (b)	36,500	407,266
SoftBank Group Corp.	33,300	2,041,293
		4,470,006
TOTAL COMMON STOCKS (Cost $80,982,903)		84,315,535

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	2,122	2,123
State Street Navigator Securities Lending Portfolio II (e) (f)	1,465,615	1,465,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,467,738)		1,467,738
TOTAL INVESTMENTS — 101.0% (Cost $82,450,641)		85,783,273
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(833,686)
NET ASSETS — 100.0%		$ 84,949,587
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
96

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$84,315,535	$—	$—	$84,315,535
Short-Term Investments	1,467,738	—	—	1,467,738
TOTAL INVESTMENTS	$85,783,273	$—	$—	$85,783,273
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	631	$ 631	$ 739,262	$ 737,766	$ (4)	$—	2,122	$ 2,123	$ 79
State Street Navigator Securities Lending Portfolio II	—	—	4,129,713	2,664,098	—	—	1,465,615	1,465,615	1,393
State Street Navigator Securities Lending Portfolio III	743,609	743,609	132,063	875,672	—	—	—	—	62
Total		$744,240	$5,001,038	$4,277,536	$ (4)	$—		$1,467,738	$1,534
See accompanying notes to financial statements.
97

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 1.2%
BAE Systems PLC	18,483	$ 115,173
Rolls-Royce Holdings PLC (a)	11,324	19,032
		134,205
AIRLINES — 0.3%
easyJet PLC	1,558	10,103
International Consolidated Airlines Group SA (a)	20,178	24,787
		34,890
AUTOMOBILES — 0.7%
Fiat Chrysler Automobiles NV (b)	6,409	78,672
BANKS — 7.8%
Barclays PLC (b)	100,052	126,256
HSBC Holdings PLC	117,757	458,992
Lloyds Banking Group PLC (b)	405,961	138,318
Natwest Group PLC (b)	26,949	36,947
Standard Chartered PLC (b)	18,174	83,667
		844,180
BEVERAGES — 4.6%
Coca-Cola European Partners PLC	818	31,747
Diageo PLC	13,512	462,910
		494,657
CAPITAL MARKETS — 4.1%
3i Group PLC	5,580	71,893
Hargreaves Lansdown PLC	1,834	37,035
London Stock Exchange Group PLC	2,027	232,596
Schroders PLC	688	23,971
St James's Place PLC	3,142	37,817
Standard Life Aberdeen PLC	13,040	38,099
		441,411
CHEMICALS — 0.9%
Croda International PLC	747	60,357
Johnson Matthey PLC	1,128	34,372
		94,729
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Rentokil Initial PLC (b)	10,631	73,612
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC	7,566	28,826
DIVERSIFIED FINANCIAL SERVICES — 0.3%
M&G PLC	15,149	31,237
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
BT Group PLC	50,810	64,623
Security Description	Shares	Value
Liberty Global PLC Class A (b)	864	$ 18,152
Liberty Global PLC Class C (b)	2,239	45,978
		128,753
ELECTRIC UTILITIES — 0.9%
SSE PLC	6,066	94,733
ELECTRICAL EQUIPMENT — 0.4%
Melrose Industries PLC (b)	28,164	42,054
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Halma PLC	2,202	66,756
ENERGY EQUIPMENT & SERVICES — 0.1%
TechnipFMC PLC	2,476	15,624
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	4,958	21,626
Land Securities Group PLC REIT	4,355	29,418
Segro PLC REIT	6,784	81,775
		132,819
FOOD & STAPLES RETAILING — 2.0%
J Sainsbury PLC	13,066	32,255
Tesco PLC	56,495	155,203
Wm Morrison Supermarkets PLC	14,116	31,051
		218,509
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	2,080	50,217
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
ConvaTec Group PLC (c)	8,919	20,617
Smith & Nephew PLC	5,036	98,732
		119,349
HOTELS, RESTAURANTS & LEISURE — 2.3%
Carnival PLC	906	11,701
Compass Group PLC	10,252	154,937
InterContinental Hotels Group PLC (b)	1,031	54,568
Whitbread PLC (b)	1,168	32,087
		253,293
HOUSEHOLD DURABLES — 1.5%
Barratt Developments PLC	5,898	36,280
Berkeley Group Holdings PLC	698	38,152
Persimmon PLC	1,836	58,699
Taylor Wimpey PLC	20,436	28,652
		161,783

See accompanying notes to financial statements.
98

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 3.7%
Reckitt Benckiser Group PLC	4,113	$ 401,987
INDUSTRIAL CONGLOMERATES — 0.8%
DCC PLC	554	43,030
Smiths Group PLC	2,307	41,009
		84,039
INSURANCE — 4.6%
Admiral Group PLC	1,509	50,936
Aviva PLC	22,900	84,582
Direct Line Insurance Group PLC	8,005	27,880
Legal & General Group PLC	34,490	83,983
Prudential PLC	15,113	216,677
RSA Insurance Group PLC	6,008	35,084
		499,142
INTERACTIVE MEDIA & SERVICES — 0.4%
Auto Trader Group PLC (c)	5,549	40,388
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Ocado Group PLC (b)	2,894	102,663
MACHINERY — 1.2%
CNH Industrial NV (b)	5,593	43,602
Spirax-Sarco Engineering PLC	428	61,225
Weir Group PLC	1,535	24,855
		129,682
MEDIA — 1.3%
Informa PLC (b)	8,651	42,108
ITV PLC	20,758	18,146
Pearson PLC	4,254	30,204
WPP PLC	7,017	55,155
		145,613
METALS & MINING — 7.8%
Anglo American PLC	6,694	162,332
Antofagasta PLC	2,049	27,112
BHP Group PLC	11,885	254,105
Evraz PLC	3,350	14,924
Fresnillo PLC	1,092	16,898
Rio Tinto PLC	6,155	370,447
		845,818
MULTI-UTILITIES — 2.2%
National Grid PLC	20,252	232,965
MULTILINE RETAIL — 0.6%
Marks & Spencer Group PLC	11,362	14,324
Next PLC	715	54,999
		69,323
OIL, GAS & CONSUMABLE FUELS — 8.1%
BP PLC	117,155	341,083
Security Description	Shares	Value
Royal Dutch Shell PLC Class A	23,598	$ 294,062
Royal Dutch Shell PLC Class B	19,939	242,357
		877,502
PAPER & FOREST PRODUCTS — 0.6%
Mondi PLC	2,846	60,322
PERSONAL PRODUCTS — 3.6%
Unilever PLC	6,375	393,619
PHARMACEUTICALS — 12.7%
AstraZeneca PLC	7,291	797,140
GlaxoSmithKline PLC	29,015	544,654
Hikma Pharmaceuticals PLC	818	27,432
		1,369,226
PROFESSIONAL SERVICES — 5.3%
Clarivate PLC (b)	1,500	46,485
Experian PLC	5,289	199,659
Intertek Group PLC	944	77,300
RELX PLC	11,207	250,070
		573,514
SOFTWARE — 0.7%
AVEVA Group PLC	359	22,213
Sage Group PLC	6,237	58,119
		80,332
SPECIALTY RETAIL — 0.7%
JD Sports Fashion PLC	2,553	26,714
Kingfisher PLC	12,299	47,176
		73,890
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	2,352	47,252
TOBACCO — 5.3%
British American Tobacco PLC	13,263	476,241
Imperial Brands PLC	5,447	96,298
		572,539
TRADING COMPANIES & DISTRIBUTORS — 2.7%
Ashtead Group PLC	2,576	93,247
Bunzl PLC	1,957	63,427
Ferguson PLC	1,293	130,585
		287,259
WATER UTILITIES — 0.8%
Severn Trent PLC	1,417	44,680
United Utilities Group PLC	3,973	43,956
		88,636

See accompanying notes to financial statements.
99

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
Vodafone Group PLC	155,334	$ 206,198
TOTAL COMMON STOCKS (Cost $13,745,747)		10,722,218

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	829	829
State Street Navigator Securities Lending Portfolio II (f) (g)	9,200	9,200
TOTAL SHORT-TERM INVESTMENTS (Cost $10,029)		10,029
TOTAL INVESTMENTS — 99.2% (Cost $13,755,776)		10,732,247
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		86,928
NET ASSETS — 100.0%		$ 10,819,175

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index (long)	1	12/18/2020	$77,440	$75,519	$(1,921)
During the period ended September 30, 2020, average notional value related to futures contracts was $11,949.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,722,218	$—	$—	$10,722,218
Short-Term Investments	10,029	—	—	10,029
TOTAL INVESTMENTS	$10,732,247	$—	$—	$10,732,247
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(1,921)	—	—	(1,921)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,921)	$—	$—	$ (1,921)
See accompanying notes to financial statements.
100

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 509,257	$ 508,416	$(12)	$—	829	$ 829	$158
State Street Navigator Securities Lending Portfolio II	—	—	2,191,585	2,182,385	—	—	9,200	9,200	294
Total		$—	$2,700,842	$2,690,801	$(12)	$—		$10,029	$452
See accompanying notes to financial statements.
101

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.4%
AUSTRALIA – 1.8%
Other Securities		$ 735,621
AUSTRIA – 0.0% (a)
Other Securities		17,208
BELGIUM – 0.3%
Other Securities		146,740
BERMUDA – 0.1%
Other Security		45,660
BRAZIL – 0.1%
Other Security		31,106
CANADA – 3.8%
Barrick Gold Corp.	6,408	179,419
Franco-Nevada Corp.	1,130	157,409
Other Securities		1,256,518
		1,593,346
CHINA – 0.1%
Other Securities		32,359
DENMARK – 1.3%
Novo Nordisk A/S Class B	3,474	240,448
Other Securities		320,138
		560,586
FINLAND – 0.6%
Other Securities		243,903
FRANCE – 2.6%
LVMH Moet Hennessy Louis Vuitton SE	309	144,722
Other Securities		934,819
		1,079,541
GERMANY – 2.2%
Deutsche Telekom AG	10,574	177,190
Other Securities		756,976
		934,166
HONG KONG – 1.5%
Other Securities		619,877
IRELAND – 1.0%
Accenture PLC Class A	1,262	285,199
Other Securities		115,582
		400,781
ISRAEL – 0.3%
Other Securities		115,975
ITALY – 0.7%
Other Securities		287,130
JAPAN – 10.0%
NTT DOCOMO, Inc.	6,868	252,840
Other Securities		3,942,517
		4,195,357
LUXEMBOURG – 0.1%
Other Securities		28,364
Security Description	Shares	Value
MACAU – 0.1%
Other Securities		$ 40,679
NETHERLANDS – 1.4%
ASML Holding NV	455	167,910
Other Securities		396,831
		564,741
NEW ZEALAND – 0.1%
Other Securities		46,967
NORWAY – 0.2%
Other Securities		95,219
PORTUGAL – 0.0% (a)
Other Securities		18,059
RUSSIA – 0.0% (a)
Other Security		6,491
SINGAPORE – 0.5%
Other Securities		189,693
SOUTH AFRICA – 0.0% (a)
Other Security		15,884
SPAIN – 0.6%
Other Securities		265,080
SWEDEN – 0.7%
Other Securities		311,388
SWITZERLAND – 5.0%
Nestle SA	4,946	588,621
Roche Holding AG	1,453	498,409
Other Securities		982,374
		2,069,404
UNITED KINGDOM – 4.4%
GlaxoSmithKline PLC	7,985	149,890
Unilever NV	2,471	149,227
Other Securities		1,520,823
		1,819,940
UNITED STATES – 59.9%
Adobe, Inc. (b)	739	362,428
Alphabet, Inc. Class A (b)	234	342,950
Alphabet, Inc. Class C (b)	310	455,576
Amgen, Inc.	674	171,304
Apple, Inc.	10,424	1,207,203
AT&T, Inc.	5,594	159,485
Bank of America Corp.	6,398	154,128
Berkshire Hathaway, Inc. Class B (b)	790	168,223
Cisco Systems, Inc.	7,377	290,580
Coca-Cola Co.	6,801	335,765
Consolidated Edison, Inc.	1,851	144,008
Costco Wholesale Corp.	599	212,645
Intel Corp.	6,005	310,939
International Business Machines Corp.	1,457	177,273
Intuit, Inc.	463	151,035
Johnson & Johnson	4,141	616,512

See accompanying notes to financial statements.
102

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
JPMorgan Chase & Co.	1,906	$ 183,491
Mastercard, Inc. Class A	1,238	418,654
McDonald's Corp.	834	183,055
Merck & Co., Inc.	4,771	395,754
Microsoft Corp.	4,226	888,855
Newmont Corp.	2,939	186,480
NextEra Energy, Inc.	740	205,394
NIKE, Inc. Class B	2,016	253,089
NVIDIA Corp.	594	321,485
Oracle Corp.	3,180	189,846
PepsiCo, Inc.	2,916	404,158
Pfizer, Inc.	8,993	330,043
Procter & Gamble Co.	3,627	504,117
Regeneron Pharmaceuticals, Inc. (b)	334	186,967
State Street Corp. (c)	266	15,782
Texas Instruments, Inc.	1,561	222,895
TJX Cos., Inc.	2,731	151,980
Union Pacific Corp.	842	165,765
UnitedHealth Group, Inc.	1,207	376,306
Verizon Communications, Inc.	4,655	276,926
Visa, Inc. Class A	3,115	622,907
Walmart, Inc.	1,362	190,557
Waste Management, Inc.	1,546	174,961
Other Securities		12,876,871
		24,986,392
ZAMBIA – 0.0% (a)
Other Security		5,936
TOTAL COMMON STOCKS (Cost $40,890,023)		41,503,593
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	86,709	86,727
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c)(f)	443,402	$ 443,402
TOTAL SHORT-TERM INVESTMENTS (Cost $530,136)		530,129
TOTAL INVESTMENTS - 100.7% (Cost $41,420,159)		42,033,722
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(292,605)
NET ASSETS - 100.0%		$ 41,741,117
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,503,593	$—	$—	$41,503,593
Short-Term Investments	530,129	—	—	530,129
TOTAL INVESTMENTS	$42,033,722	$—	$—	$42,033,722
See accompanying notes to financial statements.
103

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Information Technology	20.6%
Financials	14.0
Health Care	13.7
Consumer Staples	11.5
Industrials	10.0
Consumer Discretionary	8.9
Communication Services	8.3
Materials	4.4
Utilities	3.9
Real Estate	2.2
Energy	1.9
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	60	$ 3,551	$ 18,243	$ 2,627	$(1,078)	$(2,307)	266	$ 15,782	$ 388
State Street Institutional Liquid Reserves Fund, Premier Class	30,335	30,339	1,418,940	1,362,455	(91)	(6)	86,709	86,727	421
State Street Navigator Securities Lending Portfolio II	—	—	3,475,254	3,031,852	—	—	443,402	443,402	1,581
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$5,207,106	$4,999,225	$(1,169)	$(2,313)		$ 545,911	$2,509
See accompanying notes to financial statements.
104

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CHINA — 54.1%
21Vianet Group, Inc. ADR (a)	10,459	$ 242,230
360 Security Technology, Inc. Class A	15,800	38,532
3SBio, Inc. (a)(b)(c)	45,000	50,632
500.com, Ltd. Class A, ADR (a)(c)	1,907	5,721
51job, Inc. ADR (a)	3,117	243,095
5I5J Holding Group Co., Ltd. Class A	81,900	44,050
AAC Technologies Holdings, Inc. (c)	76,000	409,419
Addsino Co., Ltd. Class A	30,100	94,297
Advanced Technology & Materials Co., Ltd. Class A (a)	51,500	50,769
AECC Aero-Engine Control Co., Ltd. Class A	37,000	107,353
AECC Aviation Power Co., Ltd. Class A	16,100	97,863
Aerospace CH UAV Co., Ltd.	33,700	108,753
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	39,767	63,404
Agile Group Holdings, Ltd.	361,598	472,177
Agricultural Bank of China, Ltd. Class A	829,900	387,661
Agricultural Bank of China, Ltd. Class H	2,938,000	917,414
Air China, Ltd. Class H	401,414	262,602
Airtac International Group	12,431	279,421
Alibaba Group Holding, Ltd. ADR (a)	176,491	51,884,823
A-Living Services Co., Ltd. Class H (b)	27,000	136,568
Aluminum Corp. of China, Ltd. Class H (a)	752,304	153,373
Angang Steel Co., Ltd. Class H (c)	389,616	104,065
Anhui Conch Cement Co., Ltd. Class H	194,750	1,339,377
Anhui Expressway Co., Ltd. Class H	32,000	15,897
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	30,400	80,857
Anhui Gujing Distillery Co., Ltd. Class B	15,400	170,930
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	78,988	68,090
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	73,700	77,433
Anhui Jinhe Industrial Co., Ltd. Class A	17,900	83,614
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,400	57,037
Security Description	Shares	Value
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	56,900	$ 82,923
ANTA Sports Products, Ltd.	120,000	1,240,258
Aotecar New Energy Technology Co., Ltd. Class A	272,000	176,756
Apeloa Pharmaceutical Co., Ltd. Class A	33,400	117,333
Autobio Diagnostics Co., Ltd. Class A	10,000	237,714
Autohome, Inc. ADR	5,620	539,520
Avary Holding Shenzhen Co., Ltd. Class A	10,400	87,644
AVIC Aircraft Co., Ltd. Class A	31,600	107,191
AVIC Electromechanical Systems Co., Ltd. Class A	53,300	90,086
Avic Heavy Machinery Co., Ltd. Class A	35,600	73,285
AVIC International Holding HK, Ltd. (a)	754,621	11,295
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,400	70,955
AVIC Shenyang Aircraft Co., Ltd. Class A	17,400	146,891
AviChina Industry & Technology Co., Ltd. Class H	474,000	269,721
AVICOPTER PLC Class A	10,400	85,835
BAIC Motor Corp., Ltd. Class H (b)	209,500	85,152
Baidu, Inc. ADR (a)	31,594	3,999,484
Bank of Beijing Co., Ltd. Class A	172,300	118,822
Bank of China, Ltd. Class H	9,904,466	3,067,189
Bank of Communications Co., Ltd. Class H	2,703,630	1,297,742
Bank of Jiangsu Co., Ltd. Class A	125,300	112,259
Bank of Nanjing Co., Ltd. Class A	93,800	109,055
Bank of Ningbo Co., Ltd. Class A	49,600	230,082
Bank of Shanghai Co., Ltd. Class A	72,500	86,962
Baoshan Iron & Steel Co., Ltd. Class A	135,500	99,634
Baozun, Inc. ADR (a)(c)	2,638	85,709
BBMG Corp. Class H (c)	260,000	47,974
Beibuwan Port Co., Ltd. Class A	40,600	58,211
BeiGene, Ltd. ADR (a)	4,188	1,199,611
Beijing BDStar Navigation Co., Ltd. Class A (a)	15,400	119,364
Beijing Capital International Airport Co., Ltd. Class H	114,000	68,400
Beijing Capital Land, Ltd. Class H	678,000	115,479
Beijing Changjiu Logistics Corp. Class A	35,700	50,712

See accompanying notes to financial statements.
105

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Beijing Dahao Technology Corp., Ltd. Class A	42,100	$ 53,786
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,830,400	8,975
Beijing Enterprises Holdings, Ltd.	83,500	250,500
Beijing Enterprises Water Group, Ltd.	482,000	186,581
Beijing Jetsen Technology Co., Ltd. Class A (a)	256,900	221,834
Beijing Shiji Information Technology Co., Ltd. Class A	10,400	58,695
Beijing SL Pharmaceutical Co., Ltd. Class A	26,500	45,531
Beijing Tiantan Biological Products Corp., Ltd. Class A	29,156	170,778
Berry Genomics Co., Ltd. Class A (a)	16,600	133,190
BEST, Inc. ADR (a)(c)	14,060	42,180
Bestsun Energy Co., Ltd. Class A	57,900	43,854
Better Life Commercial Chain Share Co., Ltd. Class A	52,300	82,308
Biem.L.Fdlkk Garment Co., Ltd. Class A	22,960	56,670
Bilibili, Inc. ADR (a)	17,472	726,835
Bitauto Holdings, Ltd. ADR (a)	2,921	46,006
Blue Sail Medical Co., Ltd. Class A	28,300	100,418
BOE Technology Group Co., Ltd. Class A	152,500	110,336
BOE Technology Group Co., Ltd. Class B	165,800	64,395
Brilliance China Automotive Holdings, Ltd.	378,000	354,588
B-Soft Co., Ltd. Class A	135,700	304,342
BTG Hotels Group Co., Ltd. Class A	21,000	54,927
BYD Co., Ltd. Class H (c)	99,800	1,563,319
BYD Electronic International Co., Ltd. (c)	85,000	427,194
CAR, Inc. (a)(c)	189,043	60,982
CCOOP Group Co., Ltd. Class A (a)	151,100	70,581
CCS Supply Chain Management Co., Ltd. Class A	64,700	58,824
CECEP Solar Energy Co., Ltd. Class A	113,800	77,641
CGN Nuclear Technology Development Co., Ltd. Class A	51,400	71,954
CGN Power Co., Ltd. Class H (b)	1,383,000	283,738
Chacha Food Co., Ltd. Class A	14,700	125,635
Changchun Faway Automobile Components Co., Ltd. Class A	39,390	59,204
Security Description	Shares	Value
Changjiang Securities Co., Ltd. Class A	52,400	$ 61,926
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	34,300	71,063
Chengdu Hongqi Chain Co., Ltd. Class A	80,297	100,810
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,900	73,210
Chengtun Mining Group Co., Ltd. Class A	68,800	53,225
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	98,600	254,698
China Aerospace International Holdings, Ltd.	278,000	15,604
China Aerospace Times Electronics Co., Ltd. Class A	72,600	75,314
China Aoyuan Group, Ltd.	169,000	172,489
China Avionics Systems Co., Ltd. Class A	30,197	75,823
China Baoan Group Co., Ltd. Class A	79,700	82,210
China Bester Group Telecom Co., Ltd. Class A	12,400	26,915
China Biologic Products Holdings, Inc. (a)	2,192	243,619
China Building Material Test & Certification Group Co., Ltd. Class A	39,680	112,205
China Cinda Asset Management Co., Ltd. Class H	1,184,600	221,635
China CITIC Bank Corp., Ltd. Class H	1,429,341	551,449
China Coal Energy Co., Ltd. Class H	701,000	170,954
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Construction Co., Ltd. Class H	637,000	332,884
China Communications Services Corp., Ltd. Class H	140,000	82,013
China Conch Venture Holdings, Ltd.	158,600	734,676
China Construction Bank Corp. Class H	10,150,148	6,574,676
China Dongxiang Group Co., Ltd. (c)	509,000	63,050
China Eastern Airlines Corp., Ltd. Class H (c)	198,000	84,565
China Education Group Holdings, Ltd.	57,000	104,439
China Everbright Bank Co., Ltd. Class A	276,030	148,462
China Everbright Environment Group, Ltd.	423,000	240,155
China Everbright, Ltd.	124,000	165,440

See accompanying notes to financial statements.
106

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
China Evergrande Group (c)	354,000	$ 899,845
China Fangda Group Co., Ltd. Class B	138,550	60,604
China Feihe, Ltd. (b)	178,000	412,960
China Film Co., Ltd. Class A	23,500	48,792
China Fortune Land Development Co., Ltd. Class A	18,070	40,393
China Galaxy Securities Co., Ltd. Class A	32,100	60,025
China Galaxy Securities Co., Ltd. Class H	368,600	206,892
China Great Wall Securities Co., Ltd. Class A	21,800	41,921
China Harmony Auto Holding, Ltd.	68,500	27,135
China Huiyuan Juice Group, Ltd. (a)(d)	157,000	20,461
China Index Holdings, Ltd. ADR (a)(c)	5,928	8,596
China International Capital Corp., Ltd. Class H (a)(b)	86,800	200,032
China International Marine Containers Group Co., Ltd. Class H	106,000	114,480
China Jinmao Holdings Group, Ltd.	494,000	272,178
China Kings Resources Group Co., Ltd. Class A	17,400	53,844
China Lesso Group Holdings, Ltd.	144,000	258,643
China Life Insurance Co., Ltd. Class H	984,708	2,203,205
China Lilang, Ltd.	87,000	47,710
China Literature, Ltd. (a)(b)(c)	10,800	80,756
China Longyuan Power Group Corp., Ltd. Class H	519,000	324,124
China Machinery Engineering Corp. Class H	82,000	16,823
China Medical System Holdings, Ltd.	169,000	186,009
China Meheco Co., Ltd. Class A	27,300	59,256
China Mengniu Dairy Co., Ltd.	362,780	1,699,215
China Merchants Bank Co., Ltd. Class A	166,600	883,781
China Merchants Bank Co., Ltd. Class H	392,260	1,849,949
China Merchants Energy Shipping Co., Ltd. Class A	104,300	88,527
China Merchants Port Holdings Co., Ltd. (c)	430,552	437,774
China Merchants Securities Co., Ltd. Class A (a)	43,366	138,093
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	39,400	87,958
Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H	1,125,220	$ 589,470
China Molybdenum Co., Ltd. Class H	429,000	151,672
China National Accord Medicines Corp., Ltd. Class B	33,500	96,783
China National Building Material Co., Ltd. Class H	424,000	535,061
China National Medicines Corp., Ltd. Class A	16,500	105,959
China Oilfield Services, Ltd. Class H	164,557	114,234
China Overseas Land & Investment, Ltd.	499,084	1,249,320
China Overseas Property Holdings, Ltd.	262,361	213,951
China Pacific Insurance Group Co., Ltd. Class A	19,900	91,520
China Pacific Insurance Group Co., Ltd. Class H	313,800	886,738
China Petroleum & Chemical Corp. Class H	2,911,726	1,168,447
China Power International Development, Ltd.	285,000	52,587
China Railway Construction Corp., Ltd. Class H	260,000	178,813
China Railway Group, Ltd. Class H	655,000	307,639
China Resources Beer Holdings Co., Ltd.	193,357	1,182,596
China Resources Gas Group, Ltd.	94,000	419,664
China Resources Medical Holdings Co., Ltd. (c)	69,500	45,287
China Resources Power Holdings Co., Ltd.	336,437	371,166
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	12,100	45,609
China Science Publishing & Media, Ltd. Class A	30,700	47,726
China Shenhua Energy Co., Ltd. Class H	482,540	865,459
China Shipbuilding Industry Co., Ltd. Class A (a)	122,900	78,597
China Silver Group, Ltd. (a)	74,000	6,970
China South City Holdings, Ltd.	404,000	37,012
China Southern Airlines Co., Ltd. Class H (a)(c)	244,000	131,603
China Spacesat Co., Ltd. Class A	28,300	138,658
China State Construction Engineering Corp., Ltd. Class A	206,800	154,804
China Taiping Insurance Holdings Co., Ltd.	129,541	196,902

See accompanying notes to financial statements.
107

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
China Telecom Corp., Ltd. Class H	2,181,320	$ 652,989
China Tourism Group Duty Free Corp., Ltd. Class A	14,100	463,206
China Tower Corp., Ltd. Class H (b)	3,998,000	691,267
China TransInfo Technology Co., Ltd. Class A	30,700	99,388
China Travel International Investment Hong Kong, Ltd. (a)	268,000	37,693
China Unicom Hong Kong, Ltd.	814,172	530,525
China United Network Communications, Ltd. Class A	91,600	65,464
China Vanke Co., Ltd. Class A	64,400	265,902
China Vanke Co., Ltd. Class H	147,800	451,028
China Yangtze Power Co., Ltd. Class A	163,200	460,047
China Yongda Automobiles Services Holdings, Ltd.	103,500	122,464
China Yurun Food Group, Ltd. (a)(c)	168,659	16,322
China Zhenhua Group Science & Technology Co., Ltd. Class A	20,600	135,992
Chinasoft International, Ltd.	204,000	147,406
Chlitina Holding, Ltd.	31,000	194,272
Chong Sing Holdings FinTech Group (a)(d)	2,260,000	1,750
Chongqing Brewery Co., Ltd. Class A	10,200	155,097
Chongqing Changan Automobile Co., Ltd. Class B (a)	101,800	57,796
Chongqing Dima Industry Co., Ltd. Class A	107,500	45,463
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	26,180	71,369
Chongqing Gas Group Corp., Ltd. Class A	50,600	55,325
Chongqing Rural Commercial Bank Co., Ltd. Class H	210,000	77,226
Chongqing Zongshen Power Machinery Co., Ltd. Class A	60,600	71,617
Chow Tai Seng Jewellery Co., Ltd. Class A	17,288	63,534
CIFI Holdings Group Co., Ltd.	430,413	316,562
CITIC Resources Holdings, Ltd. (a)	316,000	10,601
CITIC Securities Co., Ltd. Class A	48,500	214,617
CITIC Securities Co., Ltd. Class H	226,000	502,157
CITIC Telecom International Holdings, Ltd.	209,000	66,610
CITIC, Ltd.	640,000	469,884
Security Description	Shares	Value
CMST Development Co., Ltd. Class A (a)	105,300	$ 71,531
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	90,100	72,889
CNOOC, Ltd.	1,658,249	1,594,059
Cogobuy Group (a)(b)	63,000	10,649
Colour Life Services Group Co., Ltd. (c)	85,000	39,594
Consun Pharmaceutical Group, Ltd.	182,400	78,608
COSCO SHIPPING Development Co., Ltd. Class H	1,290,339	129,866
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	259,215	107,031
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	167,000	141,006
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	22,500	11,003
COSCO SHIPPING Ports, Ltd.	40,849	23,297
Country Garden Holdings Co., Ltd. (c)	829,397	1,014,540
Country Garden Services Holdings Co., Ltd.	92,865	597,332
CQ Pharmaceutical Holding Co., Ltd. Class A	73,100	59,675
CRRC Corp., Ltd. Class H	536,000	213,017
CSC Financial Co., Ltd. Class A	17,700	129,940
CSG Holding Co., Ltd. Class B	174,750	52,087
CSPC Pharmaceutical Group, Ltd.	541,200	1,047,484
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	19,200	84,085
CT Environmental Group, Ltd. (a)(d)	438,000	9,608
CTS International Logistics Corp., Ltd. Class A	65,780	67,851
CWT International, Ltd. (a)	463,400	5,979
D&O Home Collection Co., Ltd. Class A	18,500	74,340
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	36,950	190,622
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	101,800	57,903
Datang International Power Generation Co., Ltd. Class H	386,000	48,312
Datong Coal Industry Co., Ltd. Class A (a)	154,200	108,158
Dazhong Transportation Group Co., Ltd. Class B	220,250	72,903
Dazzle Fashion Co., Ltd. Class A	19,984	59,602
Deppon Logistics Co., Ltd. Class A	26,100	57,382

See accompanying notes to financial statements.
108

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
DHC Software Co., Ltd. Class A	89,100	$ 133,788
Digital China Group Co., Ltd. Class A	32,700	121,668
Digital China Information Service Co., Ltd. Class A	37,700	90,552
Dongfang Electric Corp., Ltd. Class H	11,400	8,473
Dongfeng Motor Group Co., Ltd. Class H	472,468	293,235
Double Medical Technology, Inc. Class A	12,700	170,935
Easysight Supply Chain Management Co., Ltd. Class A (a)	29,500	44,948
Ecovacs Robotics Co., Ltd. Class A (a)	15,000	102,316
Everbright Securities Co., Ltd. Class A	30,100	97,357
Fanhua, Inc. ADR (c)	9,525	159,544
Far East Horizon, Ltd.	299,000	242,286
FAW Jiefang Group Co., Ltd. (a)	42,000	74,762
FIH Mobile, Ltd. (a)(c)	313,000	44,426
First Tractor Co., Ltd. Class H (a)	58,000	19,383
Flat Glass Group Co., Ltd. Class A	31,400	138,439
Focus Media Information Technology Co., Ltd. Class A	101,200	120,343
Foshan Gas Group Co., Ltd. Class A	22,100	50,737
Foshan Haitian Flavouring & Food Co., Ltd. Class A	20,960	500,658
Founder Securities Co., Ltd. Class A	51,900	64,241
Foxconn Industrial Internet Co., Ltd. Class A	26,500	53,068
Fufeng Group, Ltd.	117,000	36,987
Fujian Star-net Communication Co., Ltd. Class A	12,600	47,197
Fujian Sunner Development Co., Ltd. Class A	13,600	43,848
Fuyao Glass Industry Group Co., Ltd. Class A	20,000	95,457
GCI Science & Technology Co., Ltd. Class A	29,596	65,853
GCL System Integration Technology Co., Ltd. Class A (a)	74,000	41,218
GDS Holdings, Ltd. ADR (a)	5,715	467,658
Geely Automobile Holdings, Ltd.	555,000	1,102,839
Genimous Technology Co., Ltd. Class A	44,400	46,780
Genscript Biotech Corp. (a)	70,000	114,529
Getein Biotech, Inc. Class A	17,300	93,558
GF Securities Co., Ltd. Class H	113,000	142,453
Security Description	Shares	Value
Giant Network Group Co., Ltd. Class A	20,400	$ 57,897
Gigadevice Semiconductor Beijing, Inc. Class A	4,220	107,647
Global Top E-Commerce Co., Ltd. Class A (a)	53,700	48,823
Glodon Co., Ltd. Class A	12,200	131,145
GoerTek, Inc. Class A	31,100	185,281
Goldenmax International Technology, Ltd. Class A (a)	40,300	49,527
GOME Retail Holdings, Ltd. (a)(c)	1,621,322	213,387
Goodbaby International Holdings, Ltd. (a)	258,000	32,292
Grandblue Environment Co., Ltd. Class A	20,028	82,635
Great Wall Motor Co., Ltd. Class H	376,000	476,914
Greattown Holdings, Ltd. Class A	46,500	39,536
Gree Electric Appliances, Inc. of Zhuhai Class A	47,000	369,141
Gree Real Estate Co., Ltd. Class A (a)	73,600	119,299
Greentown China Holdings, Ltd.	107,500	167,006
Grinm Advanced Materials Co., Ltd. Class A	32,200	63,059
Guangdong Create Century Intelligent Equipment Corp., Ltd. Class A (a)	156,300	214,886
Guangdong Haid Group Co., Ltd. Class A	10,900	98,507
Guangdong Hongda Blasting Co., Ltd. Class A	24,000	177,817
Guangdong Hotata Technology Group Co., Ltd. Class A	23,900	57,018
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	67,900	61,934
Guangdong Investment, Ltd.	372,000	588,480
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	41,100	250,732
Guangshen Railway Co., Ltd. Class H	66,500	11,241
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	25,680	88,132
Guangzhou Automobile Group Co., Ltd. Class H	382,844	318,625
Guangzhou Baiyun International Airport Co., Ltd. Class A	19,200	38,506
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	74,000	184,666

See accompanying notes to financial statements.
109

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	36,300	$ 62,583
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	9,992	150,595
Guangzhou R&F Properties Co., Ltd. Class H	241,776	310,721
Guangzhou Restaurant Group Co., Ltd. Class A	11,400	59,584
Guizhou Panjiang Refined Coal Co., Ltd. Class A	121,184	105,179
Guizhou Space Appliance Co., Ltd. Class A	21,600	168,438
Guocheng Mining Co., Ltd. Class A (a)	47,900	118,368
Guomai Technologies, Inc. Class A	47,900	55,479
Guosen Securities Co., Ltd. Class A	38,800	76,899
Guotai Junan Securities Co., Ltd. Class A	37,800	101,598
Haidilao International Holding, Ltd. (b)(c)	81,000	582,677
Haier Smart Home Co., Ltd. Class A	36,600	117,680
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	20,300	66,916
Hainan Strait Shipping Co., Ltd. Class A	71,850	105,346
Haisco Pharmaceutical Group Co., Ltd. Class A	19,000	60,503
Haitian International Holdings, Ltd.	73,000	169,548
Haitong Securities Co., Ltd. Class A (a)	27,200	56,714
Haitong Securities Co., Ltd. Class H (a)	354,000	299,644
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	52,400	152,730
Hangcha Group Co., Ltd. Class A	46,160	106,246
Hangzhou Hangyang Co., Ltd. Class A	27,300	90,473
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	71,300	400,401
Hangzhou Robam Appliances Co., Ltd. Class A	15,300	73,701
Hangzhou Silan Microelectronics Co., Ltd. Class A	21,300	50,564
Han's Laser Technology Industry Group Co., Ltd. Class A	10,600	51,389
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	40,000	194,323
Harbin Boshi Automation Co., Ltd. Class A	39,789	72,937
Security Description	Shares	Value
Health & Happiness H&H International Holdings, Ltd.	25,500	$ 109,732
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,900	84,082
Henan Lingrui Pharmaceutical Co. Class A	43,000	64,884
Henan Shuanghui Investment & Development Co., Ltd. Class A	22,300	173,930
Hengan International Group Co., Ltd.	92,500	671,371
Hengdian Entertainment Co., Ltd. Class A	23,500	62,366
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	51,900	97,203
Hengli Petrochemical Co., Ltd. Class A	32,000	87,517
Hexing Electrical Co., Ltd. Class A	21,000	43,106
Hisense Home Appliances Group Co., Ltd. Class A	48,600	88,659
Hua Hong Semiconductor, Ltd. (a)(b)(c)	31,000	118,200
Huadian Power International Corp., Ltd. Class H	240,000	61,626
Huadong Medicine Co., Ltd. Class A	19,700	71,702
Hualan Biological Engineering, Inc. Class A	23,344	196,038
Huaneng Power International, Inc. Class H	638,472	246,327
Huangshan Tourism Development Co., Ltd. Class B	54,600	42,643
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	123,800	363,848
Huatai Securities Co., Ltd. Class A	67,400	203,899
Huatai Securities Co., Ltd. Class H (b)	75,000	122,516
Huaxin Cement Co., Ltd. Class B	31,300	70,957
Huayu Automotive Systems Co., Ltd. Class A	18,800	68,980
Huazhu Group, Ltd. ADR (c)	16,487	712,898
Hubei Biocause Pharmaceutical Co., Ltd. Class A	52,500	40,847
Huizhou Desay Sv Automotive Co., Ltd. Class A	14,500	151,810
Hunan Aihua Group Co., Ltd. Class A	17,800	71,265
Hundsun Technologies, Inc. Class A	12,840	186,537
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	63,500	90,764
HUYA, Inc. ADR (a)(c)	5,568	133,354

See accompanying notes to financial statements.
110

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
HY Energy Group Co., Ltd. Class A (a)	76,600	$ 74,723
Hytera Communications Corp., Ltd. Class A (a)	34,500	37,722
Iflytek Co., Ltd. Class A	15,500	78,273
IKD Co., Ltd. Class A	32,800	68,197
Industrial & Commercial Bank of China, Ltd. Class A	228,200	165,443
Industrial & Commercial Bank of China, Ltd. Class H	8,137,138	4,220,812
Industrial Bank Co., Ltd. Class A	137,700	327,292
INESA Intelligent Tech, Inc. Class B	543,600	272,344
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	188,000	200,015
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	28,500	161,686
Inner Mongolia Yitai Coal Co., Ltd. Class B	219,381	150,715
Innovent Biologics, Inc. (a)(b)	92,500	685,097
iQIYI, Inc. ADR (a)(c)	22,590	510,082
IReader Technology Co., Ltd. Class A	23,000	86,797
Jack Sewing Machine Co., Ltd. Class A	17,200	64,073
Jason Furniture Hangzhou Co., Ltd. Class A	10,500	93,298
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	34,500	47,838
JD.com, Inc. ADR (a)	98,730	7,662,435
Jiajiayue Group Co., Ltd. Class A	19,900	105,771
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	336,600	124,000
Jiangsu Etern Co., Ltd. Class A	84,400	73,004
Jiangsu Expressway Co., Ltd. Class H	388,299	390,804
Jiangsu Guotai International Group Co., Ltd. Class A	140,300	117,842
Jiangsu Hengli Hydraulic Co., Ltd. Class A	15,082	158,681
Jiangsu Hengrui Medicine Co., Ltd. Class A	41,280	546,361
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	34,400	61,944
Jiangsu King's Luck Brewery JSC, Ltd. Class A	12,500	81,819
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	64,000	78,181
Jiangsu Shagang Co., Ltd. Class A	112,600	200,932
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,000	184,180
Security Description	Shares	Value
Jiangsu Yangnong Chemical Co., Ltd. Class A	10,000	$ 129,231
Jiangsu Yoke Technology Co., Ltd. Class A	36,300	291,896
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	20,097	97,134
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	45,100	60,941
Jiangxi Copper Co., Ltd. Class H	285,578	318,742
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	28,700	92,364
Jiangxi Zhengbang Technology Co., Ltd. Class A	21,100	56,525
Jiayou International Logistics Co., Ltd. Class A	23,172	103,460
Jinke Properties Group Co., Ltd. Class A	89,000	118,688
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,656	145,363
Jinneng Science&Technology Co., Ltd. Class A	32,300	57,115
Jinyu Bio-Technology Co., Ltd. Class A	20,500	81,561
Jizhong Energy Resources Co., Ltd. Class A	178,700	100,590
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	38,000	95,360
Joinn Laboratories China Co., Ltd. Class A	13,920	189,694
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	27,000	67,238
Joy City Property, Ltd.	464,000	28,139
Joyoung Co., Ltd. Class A	27,800	166,031
JOYY, Inc. ADR	4,040	325,907
Juewei Food Co., Ltd. Class A	10,000	120,861
Kama Co., Ltd. Class B (a)	232,849	95,701
KingClean Electric Co., Ltd. Class A	17,600	90,797
Kingdee International Software Group Co., Ltd.	244,000	629,677
Kingsoft Corp., Ltd.	107,000	533,619
Konka Group Co., Ltd. Class B	374,100	109,092
KTK Group Co., Ltd. Class A	33,358	52,203
Kuang-Chi Technologies Co., Ltd. Class A (a)	41,100	132,028
Kunlun Energy Co., Ltd.	436,000	285,791
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	45,700	100,608
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	16,200	57,602
Kweichow Moutai Co., Ltd. Class A	9,300	2,286,526
KWG Group Holdings, Ltd.	180,451	307,814

See accompanying notes to financial statements.
111

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Lao Feng Xiang Co., Ltd. Class B	61,179	$ 181,763
Launch Tech Co., Ltd. Class H (a)	27,100	14,442
Lenovo Group, Ltd.	781,703	515,420
LexinFintech Holdings, Ltd. ADR (a)(c)	7,561	51,793
Leyou Technologies Holdings, Ltd. (a)(c)	240,800	100,981
Li Ning Co., Ltd.	239,374	1,111,931
Lifetech Scientific Corp. (a)	266,000	66,929
Lingyi iTech Guangdong Co. Class A	44,900	74,036
Lionco Pharmaceutical Group Co., Ltd. Class A	88,980	107,909
Livzon Pharmaceutical Group, Inc. Class H	42,697	195,029
Longfor Group Holdings, Ltd. (b)	134,500	754,935
LONGi Green Energy Technology Co., Ltd. Class A	37,200	411,177
Luenmei Quantum Co., Ltd. Class A	35,700	67,914
Luthai Textile Co., Ltd. Class B	52,600	27,081
Luxshare Precision Industry Co., Ltd. Class A	62,908	529,587
Luye Pharma Group, Ltd. (b)(c)	211,000	122,516
Luzhou Laojiao Co., Ltd. Class A	11,300	239,028
Maanshan Iron & Steel Co., Ltd. Class A	243,600	95,842
Maoye Commericial Co., Ltd. Class A	78,800	46,795
Markor International Home Furnishings Co., Ltd. Class A (a)	93,100	73,807
Mayinglong Pharmaceutical Group Co., Ltd. Class A	21,000	64,767
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	45,900	95,908
Meituan Dianping Class B (a)	412,300	12,863,760
Metallurgical Corp. of China, Ltd. Class H	457,000	73,120
Microport Scientific Corp.	76,000	301,548
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,700	188,464
Minth Group, Ltd.	86,000	373,406
MLS Co., Ltd. Class A	33,500	65,951
Momo, Inc. ADR	14,907	205,120
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	21,500	50,690
Muyuan Foods Co., Ltd. Class A	28,710	313,063
NanJi E-Commerce Co., Ltd. Class A	39,000	99,191
Security Description	Shares	Value
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	13,842	$ 91,399
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	29,700	48,798
NARI Technology Co., Ltd. Class A	36,400	105,773
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	—
NavInfo Co., Ltd. Class A	27,500	59,569
NetEase, Inc. ADR	8,539	3,882,427
New China Life Insurance Co., Ltd. Class A	10,200	93,308
New China Life Insurance Co., Ltd. Class H	83,600	311,208
New Hope Liuhe Co., Ltd. Class A	32,900	134,290
New Oriental Education & Technology Group, Inc. ADR (a)	15,568	2,327,416
Newland Digital Technology Co., Ltd. Class A	20,899	48,657
Ningbo Huaxiang Electronic Co., Ltd. Class A	25,500	63,916
Ningbo Jifeng Auto Parts Co., Ltd. Class A	42,700	47,254
Ningbo Tuopu Group Co., Ltd. Class A	31,000	182,721
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	13,200	70,996
NIO, Inc. ADR (a)	109,008	2,313,150
Noah Holdings, Ltd. ADR (a)	2,854	74,404
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	34,232	27,262
Offcn Education Technology Co., Ltd. Class A	26,900	129,341
Offshore Oil Engineering Co., Ltd. Class A	25,900	17,212
Oppein Home Group, Inc. Class A	13,980	222,010
Orient Securities Co., Ltd. Class A	35,900	58,349
PCI-Suntek Technology Co., Ltd. Class A	51,590	68,571
People's Insurance Co. Group of China, Ltd. Class A	40,900	40,802
People's Insurance Co. Group of China, Ltd. Class H	591,000	174,631
Perfect World Co., Ltd. Class A	18,200	89,306
PetroChina Co., Ltd. Class H	2,479,208	726,168
PICC Property & Casualty Co., Ltd. Class H	894,433	622,064
Pinduoduo, Inc. ADR (a)	37,600	2,788,040
Ping An Bank Co., Ltd. Class A	155,800	348,273
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	32,900	421,332

See accompanying notes to financial statements.
112

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class A	48,300	$ 542,764
Ping An Insurance Group Co. of China, Ltd. Class H	558,228	5,726,339
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	126,800	104,074
Poly Developments and Holdings Group Co., Ltd. Class A	64,400	150,791
Poly Property Group Co., Ltd.	294,000	81,561
Postal Savings Bank of China Co., Ltd. Class H (b)	456,000	191,226
Qianhe Condiment and Food Co., Ltd. Class A	23,200	128,131
Qingdao East Steel Tower Stock Co., Ltd. Class A	57,400	64,367
Qingdao Topscomm Communication, Inc. Class A	22,260	33,326
Qudian, Inc. ADR (a)(c)	13,949	17,297
Rainbow Digital Commercial Co., Ltd. Class A	31,100	41,199
Raisecom Technology Co., Ltd. Class A	25,900	42,516
SAIC Motor Corp., Ltd. Class A	39,500	111,347
Sailun Group Co., Ltd. Class A	87,600	57,700
Sanan Optoelectronics Co., Ltd. Class A	31,700	114,117
Sany Heavy Industry Co., Ltd. Class A	52,900	194,020
SDIC Capital Co., Ltd. Class A	30,798	69,435
Seazen Group, Ltd.	170,000	144,335
Seazen Holdings Co., Ltd. Class A	17,200	88,607
Semiconductor Manufacturing International Corp. (a)(c)	354,383	828,570
SF Holding Co., Ltd. Class A	14,500	173,497
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	59,400	55,231
Shaanxi Coal Industry Co., Ltd. Class A	76,300	94,331
Shandong Airlines Co., Ltd. Class B (a)	76,600	62,763
Shandong Chenming Paper Holdings, Ltd. Class H	71,350	31,486
Shandong Gold Mining Co., Ltd. Class A	44,660	167,813
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A (a)	19,300	76,133
Shandong Linglong Tyre Co., Ltd. Class A	18,400	79,171
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	143,600	74,061
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	470,173
Security Description	Shares	Value
Shandong Xinchao Energy Corp., Ltd. Class A (a)	237,600	$ 58,119
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	65,200	89,447
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	24,160	43,540
Shang Gong Group Co., Ltd. Class B (a)	179,100	67,162
Shanghai AtHub Co., Ltd. Class A	20,100	224,538
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	18,400	173,174
Shanghai Baosight Software Co., Ltd. Class A	10,100	107,663
Shanghai Baosight Software Co., Ltd. Class B	51,360	180,530
Shanghai Belling Co., Ltd. Class A	22,500	52,451
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	135,800	58,122
Shanghai Daimay Automotive Interior Co., Ltd. Class A	20,590	85,318
Shanghai Diesel Engine Co., Ltd. Class B	244,900	105,797
Shanghai East China Computer Co., Ltd. Class A	16,300	57,910
Shanghai Electric Group Co., Ltd. Class H (a)	478,418	129,019
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	20,900	57,499
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,600	98,418
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	39,000	161,787
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	199,000	97,831
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	224,500	66,452
Shanghai Haixin Group Co. Class B	226,513	76,788
Shanghai Highly Group Co., Ltd. Class B	155,100	86,080
Shanghai Industrial Urban Development Group, Ltd.	57,000	5,443
Shanghai International Airport Co., Ltd. Class A	14,100	142,905
Shanghai International Port Group Co., Ltd. Class A	127,400	78,472
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	136,396	99,842

See accompanying notes to financial statements.
113

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Shanghai Jinjiang International Travel Co., Ltd. Class B	61,174	$ 105,831
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	26,400	48,822
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,200	42,609
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	116,000	309,730
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	325,400	166,605
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	197,064	164,745
Shanghai M&G Stationery, Inc. Class A	10,196	102,031
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	58,084	71,211
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	19,800	59,257
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	72,900	121,908
Shanghai Pudong Development Bank Co., Ltd. Class A	174,700	241,727
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,000	160,014
Shanghai RAAS Blood Products Co., Ltd. Class A	49,000	59,352
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	33,500	66,197
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	73,800	71,365
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	37,200	98,012
Shanghai Weaver Network Co., Ltd. Class A	13,920	183,541
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	22,300	62,336
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	145,800	36,887
Shanxi Blue Flame Holding Co., Ltd. Class A	43,700	50,292
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	48,200	43,326
Shanxi Meijin Energy Co., Ltd. Class A (a)	42,700	38,004
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,100	294,965
Security Description	Shares	Value
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	80,470	$ 51,581
Shengda Mining Co., Ltd. Class A	24,200	51,422
Shengyi Technology Co., Ltd. Class A	24,700	84,877
Shenzhen Agricultural Products Group Co., Ltd. Class A	85,100	90,664
Shenzhen Aisidi Co., Ltd. Class A	62,500	75,151
Shenzhen Danbond Technology Co., Ltd. Class A (a)	27,000	32,346
Shenzhen Das Intellitech Co., Ltd. Class A	139,183	81,627
Shenzhen Ellassay Fashion Co., Ltd. Class A	27,980	58,753
Shenzhen Expressway Co., Ltd. Class H	29,000	25,183
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	47,000	76,391
Shenzhen Gas Corp., Ltd. Class A	56,300	56,911
Shenzhen Gongjin Electronics Co., Ltd. Class A	30,200	52,556
Shenzhen Goodix Technology Co., Ltd. Class A	900	20,860
Shenzhen H&T Intelligent Control Co., Ltd. Class A	27,800	65,667
Shenzhen Heungkong Holding Co., Ltd. Class A	154,400	47,096
Shenzhen Huaqiang Industry Co., Ltd. Class A	24,000	47,637
Shenzhen Investment, Ltd.	368,197	107,371
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	15,500	41,226
Shenzhen Kinwong Electronic Co., Ltd. Class A	14,220	69,882
Shenzhen Megmeet Electrical Co., Ltd. Class A	17,300	86,522
Shenzhen MTC Co., Ltd. Class A (a)	159,000	144,795
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	106,593	64,399
Shenzhen SDG Information Co., Ltd. Class A	28,400	40,594
Shenzhen SEG Co., Ltd. Class B	141,100	45,516
Shenzhen Sunlord Electronics Co., Ltd. Class A	15,800	52,664
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	17,300	43,847
Shenzhen Ysstech Info-tech Co., Ltd. Class A	173,300	274,009
Shenzhen Zhenye Group Co., Ltd. Class A	69,000	65,377
Shenzhou International Group Holdings, Ltd.	56,400	949,703

See accompanying notes to financial statements.
114

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	63,000	$ 70,368
Shinva Medical Instrument Co., Ltd. Class A	28,100	67,659
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	13,800	45,185
SINA Corp. (a)	11,444	487,629
Sinochem International Corp. Class A	111,500	84,287
Sinoma Science & Technology Co., Ltd. Class A	33,800	99,563
Sino-Ocean Group Holding, Ltd.	899,211	181,002
Sinopec Oilfield Service Corp. Class A (a)	149,700	39,927
Sinopec Oilfield Service Corp. Class H (a)	6,000	383
Sinopec Shanghai Petrochemical Co., Ltd. Class H	648,878	118,054
Sinopharm Group Co., Ltd. Class H	127,200	266,874
Sinotrans, Ltd. Class H	251,000	59,916
Sinotruk Hong Kong, Ltd.	37,000	94,815
SITC International Holdings Co., Ltd.	206,000	284,413
Skshu Paint Co., Ltd. Class A	13,828	327,142
Skyworth Digital Co., Ltd. Class A	39,800	56,302
Sohu.com, Ltd. ADR (a)	4,580	90,959
SooChow Securities Co., Ltd. Class A	47,790	75,140
Spring Airlines Co., Ltd. Class A	10,400	68,962
STO Express Co., Ltd. Class A	20,894	46,398
Suli Co., Ltd. Class A	34,000	86,825
Sun Art Retail Group, Ltd.	249,500	275,255
Sunac China Holdings, Ltd.	262,000	1,020,955
Suning Universal Co., Ltd. Class A	99,600	46,085
Sunny Optical Technology Group Co., Ltd.	74,200	1,132,627
Sunward Intelligent Equipment Co., Ltd. Class A	86,400	112,292
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,800	65,355
Suzhou Keda Technology Co., Ltd. Class A	29,993	39,246
Taiji Computer Corp., Ltd. Class A	18,079	75,499
TAL Education Group ADR (a)	42,762	3,251,622
TCL Electronics Holdings, Ltd.	144,000	110,741
Tencent Holdings, Ltd.	584,470	38,575,020
Tianfeng Securities Co., Ltd. Class A	50,610	48,251
Security Description	Shares	Value
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	31,500	$ 102,814
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	39,145	31,120
Tianma Microelectronics Co., Ltd. Class A	25,000	54,411
Tianneng Power International, Ltd. (c)	102,000	182,679
Tianshui Huatian Technology Co., Ltd. Class A	60,200	121,530
Times China Holdings, Ltd.	49,000	67,778
Tingyi Cayman Islands Holding Corp.	330,383	582,327
Tong Ren Tang Technologies Co., Ltd. Class H	146,000	92,498
Tongcheng-Elong Holdings, Ltd. (a)	56,400	102,612
TongFu Microelectronics Co., Ltd. Class A (a)	33,900	114,344
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	20,100	40,311
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	48,400	32,522
Tongwei Co., Ltd. Class A	36,200	141,785
Tongyu Communication, Inc. Class A	13,292	41,582
Topchoice Medical Corp. Class A (a)	10,000	314,899
TravelSky Technology, Ltd. Class H	106,000	226,224
Trip.com Group, Ltd. ADR (a)	42,083	1,310,465
Tsingtao Brewery Co., Ltd. Class H	76,000	618,297
UE Furniture Co., Ltd. Class A	41,997	99,325
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,000	175,029
Uni-President China Holdings, Ltd.	205,000	187,277
Unisplendour Corp., Ltd. Class A	22,820	85,512
Universal Scientific Industrial Shanghai Co., Ltd. Class A	23,200	87,244
Valiant Co., Ltd. Class A	28,300	75,563
Vatti Corp., Ltd. Class A	34,400	48,967
Vipshop Holdings, Ltd. ADR (a)	42,087	658,241
Visionox Technology, Inc. Class A (a)	32,800	76,076
Visual China Group Co., Ltd. Class A	23,300	51,398
Wangneng Environment Co., Ltd. Class A	23,000	59,717
Wanhua Chemical Group Co., Ltd. Class A	19,300	197,087

See accompanying notes to financial statements.
115

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Want Want China Holdings, Ltd.	1,119,000	$ 776,803
Wasu Media Holding Co., Ltd. Class A	36,300	52,795
Weibo Corp. ADR (a)(c)	4,379	159,527
Weichai Power Co., Ltd. Class A	133,100	296,157
Weichai Power Co., Ltd. Class H	56,000	112,144
Weimob, Inc. (a)(b)(c)	219,000	292,188
West China Cement, Ltd.	422,000	62,075
Westone Information Industry, Inc. Class A	12,100	32,968
Will Semiconductor, Ltd. Class A	6,200	162,046
Winning Health Technology Group Co., Ltd. Class A	107,800	308,803
Wuhan Guide Infrared Co., Ltd. Class A	36,750	187,208
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	25,700	150,308
Wuliangye Yibin Co., Ltd. Class A	30,700	999,764
WUS Printed Circuit Kunshan Co., Ltd. Class A	21,900	60,637
WuXi AppTec Co., Ltd. Class A	25,440	380,496
Wuxi Biologics Cayman, Inc. (a)(b)	90,500	2,202,361
Wuxi Shangji Automation Co., Ltd. Class A	16,830	179,800
Wuxi Taiji Industry Co., Ltd. Class A	46,200	69,780
Xiamen Faratronic Co., Ltd. Class A	10,200	105,032
Xiamen Goldenhome Co., Ltd. Class A	13,920	114,867
Xiamen Intretech, Inc. Class A	10,200	87,611
Xiamen ITG Group Corp., Ltd. Class A	48,200	47,942
Xiamen Kingdomway Group Co. Class A	24,600	127,453
Xiangpiaopiao Food Co., Ltd. Class A	11,400	39,191
Xiaomi Corp. Class B (a)(b)	1,251,200	3,301,554
Xilinmen Furniture Co., Ltd. Class A	31,500	58,950
Xinhuanet Co., Ltd. Class A	16,300	48,062
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	35,200	53,062
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	33,659	29,359
Xinjiang Xintai Natural Gas Co., Ltd. Class A	19,960	78,619
Xinyi Solar Holdings, Ltd.	310,774	492,426
Security Description	Shares	Value
Yangzijiang Shipbuilding Holdings, Ltd.	330,600	$ 239,758
Yantai Changyu Pioneer Wine Co., Ltd. Class B	33,353	64,425
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	45,500	152,800
Yantai Eddie Precision Machinery Co., Ltd. Class A	19,715	170,792
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,500	46,077
Yanzhou Coal Mining Co., Ltd. Class H	254,882	189,435
YGSOFT, Inc. Class A	48,860	60,838
Yifan Pharmaceutical Co., Ltd. Class A	26,900	99,097
Yifeng Pharmacy Chain Co., Ltd. Class A	14,060	205,732
Yihai International Holding, Ltd.	30,000	468,000
Yixintang Pharmaceutical Group Co., Ltd. Class A	15,000	86,557
Yonghui Superstores Co., Ltd. Class A	62,900	72,574
Yonyou Network Technology Co., Ltd. Class A	28,020	157,766
YTO Express Group Co., Ltd. Class A	31,500	64,891
Yum China Holdings, Inc.	42,255	2,237,402
Yunda Holding Co., Ltd. Class A	27,230	75,154
Yunnan Energy New Material Co., Ltd. Class A	11,200	150,961
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	124,700	222,524
Zai Lab, Ltd. ADR (a)	6,545	544,348
Zhaojin Mining Industry Co., Ltd. Class H	83,500	101,708
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	175,618	246,362
Zhejiang Crystal-Optech Co., Ltd. Class A	25,800	51,666
Zhejiang Dahua Technology Co., Ltd. Class A	23,200	70,082
Zhejiang Dingli Machinery Co., Ltd. Class A	13,920	203,376
Zhejiang Expressway Co., Ltd. Class H	242,000	174,552
Zhejiang Hangmin Co., Ltd. Class A	83,594	65,655
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	48,800	56,018
Zhejiang Huafeng Spandex Co., Ltd. Class A	71,700	76,916
Zhejiang Jianfeng Group Co., Ltd. Class A	25,200	56,332
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	14,340	139,907

See accompanying notes to financial statements.
116

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	17,480	$ 70,963
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	28,200	49,865
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	48,100	60,459
Zhejiang Longsheng Group Co., Ltd. Class A	24,000	48,062
Zhejiang Medicine Co., Ltd. Class A	28,700	63,056
Zhejiang Meida Industrial Co., Ltd. Class A	44,500	119,999
Zhejiang NHU Co., Ltd. Class A	16,700	73,308
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	35,550	116,295
Zhejiang Satellite Petrochemical Co., Ltd. Class A	26,600	79,452
Zhejiang Semir Garment Co., Ltd. Class A	30,900	36,563
Zhejiang Shibao Co., Ltd. Class A (a)	68,000	45,892
Zhejiang Supor Co., Ltd. Class A	9,990	116,295
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	45,200	102,105
Zhejiang Yasha Decoration Co., Ltd. Class A	87,100	127,577
Zhejiang Yongtai Technology Co., Ltd. Class A	43,507	67,444
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	53,200	57,250
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	25,700	127,008
Zhongsheng Group Holdings, Ltd.	58,500	364,964
Zhongtian Financial Group Co., Ltd. Class A (a)	102,200	50,450
Zhuzhou CRRC Times Electric Co., Ltd. Class H	85,600	286,070
Zijin Mining Group Co., Ltd. Class H	1,084,685	685,801
ZJBC Information Technology Co., Ltd. Class A (a)	68,580	63,059
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A (a)	109,500	130,858
ZTE Corp. Class A	10,900	53,164
ZTE Corp. Class H	108,840	258,969
ZTO Express Cayman, Inc. ADR	38,183	1,142,435
		292,304,867
HONG KONG — 2.4%
Alibaba Pictures Group, Ltd. (a)(c)	1,310,107	194,403
Security Description	Shares	Value
Bosideng International Holdings, Ltd.	210,000	$ 65,032
Central Wealth Group Holdings, Ltd. (a)	266,000	721
China Animal Healthcare, Ltd. (d)	305,700	—
China Fiber Optic Network System Group, Ltd. (d)	686,800	—
China First Capital Group, Ltd. (a)	160,000	1,817
China Gas Holdings, Ltd.	276,200	784,052
China High Speed Transmission Equipment Group Co., Ltd.	8,000	6,307
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Mobile, Ltd.	597,136	3,810,113
China Resources Cement Holdings, Ltd.	62,000	84,640
China Resources Land, Ltd.	356,767	1,606,602
China State Construction International Holdings, Ltd.	264,750	172,514
Citychamp Watch & Jewellery Group, Ltd. (a)	480,000	97,239
Comba Telecom Systems Holdings, Ltd. (c)	369,847	130,759
CP Pokphand Co., Ltd.	896,000	87,866
Dawnrays Pharmaceutical Holdings, Ltd.	224,000	27,458
Digital China Holdings, Ltd.	151,000	124,697
Fullshare Holdings, Ltd. (a)	631,100	14,251
GCL-Poly Energy Holdings, Ltd. (a)(c)	919,000	38,539
Guotai Junan International Holdings, Ltd.	268,000	35,618
Haier Electronics Group Co., Ltd.	162,000	585,290
Hi Sun Technology China, Ltd. (a)	282,000	30,929
Huabao International Holdings, Ltd. (c)	18,000	16,281
Imperial Pacific International Holdings, Ltd. (a)	7,016,300	9,053
JS Global Lifestyle Co., Ltd. (b)	97,000	173,974
Kingboard Holdings, Ltd.	107,200	352,723
Lee & Man Paper Manufacturing, Ltd.	235,000	169,806
NetDragon Websoft Holdings, Ltd.	59,500	128,981
Nine Dragons Paper Holdings, Ltd.	192,000	240,805
Shanghai Industrial Holdings, Ltd.	50,000	66,452
Shimao Group Holdings, Ltd.	164,500	679,226
Sino Biopharmaceutical, Ltd.	1,173,000	1,277,435
Skyworth Group, Ltd. (a)(c)	130,756	37,455
SSY Group, Ltd.	356,691	202,508

See accompanying notes to financial statements.
117

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Tech Pro Technology Development, Ltd. (c)(d)	1,684,800	$ —
United Energy Group, Ltd. (c)	318,000	45,135
United Laboratories International Holdings, Ltd.	112,000	115,324
Vinda International Holdings, Ltd. (c)	45,000	147,484
Wasion Holdings, Ltd.	72,000	20,160
WH Group, Ltd. (b)	979,000	793,306
Xinyi Glass Holdings, Ltd.	354,000	711,654
		13,086,609
INDIA — 15.9%
Aavas Financiers, Ltd. (a)	8,615	167,507
Adani Green Energy, Ltd. (a)	35,775	357,653
Adani Ports & Special Economic Zone, Ltd.	112,575	521,449
Adani Power, Ltd. (a)	89,074	44,549
Adani Transmission, Ltd. (a)	20,920	68,561
AIA Engineering, Ltd.	10,037	251,476
Ajanta Pharma, Ltd.	3,957	86,541
Alembic Pharmaceuticals, Ltd.	11,687	148,590
Alok Industries, Ltd. (a)	390,995	103,605
Apollo Hospitals Enterprise, Ltd.	25,160	732,515
Apollo Tyres, Ltd.	59,390	105,329
Ashok Leyland, Ltd.	59,267	59,765
Asian Paints, Ltd.	31,975	860,872
AstraZeneca Pharma India, Ltd.	9,560	557,656
Aurobindo Pharma, Ltd.	41,839	451,677
Avenue Supermarts, Ltd. (a)(b)	3,994	119,265
Axis Bank, Ltd. (a)	200,424	1,153,565
Bajaj Auto, Ltd.	7,374	287,954
Bajaj Electricals, Ltd. (a)	28,793	196,376
Bajaj Finance, Ltd.	20,038	890,439
Bajaj Finserv, Ltd.	3,438	272,708
Balkrishna Industries, Ltd.	5,204	104,179
Bandhan Bank, Ltd. (a)(b)	55,010	203,547
Bank of Baroda (a)	53,402	29,712
BEML, Ltd.	8,287	68,566
Bharat Electronics, Ltd.	120,784	156,751
Bharat Forge, Ltd.	32,501	197,151
Bharat Heavy Electricals, Ltd.	282,713	112,081
Bharat Petroleum Corp., Ltd.	68,504	327,803
Bharti Airtel, Ltd.	252,550	1,440,918
Bharti Infratel, Ltd.	84,680	201,198
Biocon, Ltd. (a)	156,872	951,906
Birlasoft, Ltd. (a)	63,188	167,177
Bosch, Ltd.	882	164,135
Britannia Industries, Ltd.	5,610	288,799
Cadila Healthcare, Ltd.	30,424	162,903
Can Fin Homes, Ltd.	72,710	409,721
Cholamandalam Financial Holdings, Ltd. (a)	41,135	219,502
Cholamandalam Investment and Finance Co., Ltd.	74,643	252,064
Security Description	Shares	Value
Cipla, Ltd.	106,344	$ 1,116,626
Coal India, Ltd.	162,075	254,821
Crompton Greaves Consumer Electricals, Ltd. (a)	31,876	126,307
Dabur India, Ltd.	40,608	281,003
DCB Bank, Ltd. (a)	85,286	90,511
Divi's Laboratories, Ltd.	10,704	442,197
Dixon Technologies India, Ltd.	2,199	261,151
DLF, Ltd.	78,275	161,950
Dr Lal PathLabs, Ltd. (b)	9,338	237,911
Dr Reddy's Laboratories, Ltd.	12,613	886,876
Edelweiss Financial Services, Ltd. (a)	29,610	23,638
Eicher Motors, Ltd.	11,850	353,798
Emami, Ltd.	14,024	66,775
Escorts, Ltd.	42,470	758,940
Federal Bank, Ltd. (a)	192,506	126,807
Fortis Healthcare, Ltd. (a)	54,494	99,933
GAIL India, Ltd.	195,331	229,801
Gillette India, Ltd.	1,107	80,125
Glenmark Pharmaceuticals, Ltd.	21,966	143,696
GMR Infrastructure, Ltd. (a)	742,106	231,845
Godrej Consumer Products, Ltd.	57,088	560,937
Godrej Industries, Ltd.	21,323	118,912
Granules India, Ltd.	71,622	372,574
Grasim Industries, Ltd.	17,197	173,462
Gujarat Pipavav Port, Ltd.	48,705	54,296
Havells India, Ltd.	40,857	375,372
HCL Technologies, Ltd.	116,731	1,284,073
HDFC Bank, Ltd. (a)	413,424	6,043,903
HDFC Life Insurance Co., Ltd. (a)(b)	40,530	307,299
HEG, Ltd.	2,297	22,640
Hero MotoCorp, Ltd.	14,380	613,421
Hindalco Industries, Ltd.	137,547	326,716
Hindustan Petroleum Corp., Ltd.	62,321	152,593
Hindustan Unilever, Ltd.	101,868	2,855,632
Hindustan Zinc, Ltd.	179,762	511,535
Housing Development Finance Corp., Ltd.	208,035	4,906,361
ICICI Bank, Ltd. ADR (a)	239,512	2,354,403
ICICI Bank, Ltd. (a)	570	2,741
ICICI Prudential Life Insurance Co., Ltd. (b)	13,445	76,701
IDFC First Bank, Ltd. (a)	128,309	52,085
IDFC, Ltd.	188,676	82,600
IIFL Finance, Ltd.	161,897	174,558
India Cements, Ltd.	42,561	67,522
Indiabulls Housing Finance, Ltd.	47,734	101,673
Indiabulls Real Estate, Ltd. (a)	37,171	25,820
Indiabulls Ventures, Ltd.	14,822	50,214
Indian Hotels Co., Ltd.	360,937	464,747
Indian Oil Corp., Ltd.	258,801	259,222

See accompanying notes to financial statements.
118

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Infibeam Avenues, Ltd.	250,862	$ 252,970
Info Edge India, Ltd.	3,774	185,922
Infosys, Ltd. ADR	437,998	6,048,752
InterGlobe Aviation, Ltd. (a)(b)	8,557	144,871
Ipca Laboratories, Ltd.	16,900	496,246
ITC, Ltd. GDR	275,108	643,753
Jindal Steel & Power, Ltd. (a)	71,338	180,666
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,041	91,638
JSW Steel, Ltd.	177,378	667,752
Jubilant Foodworks, Ltd.	11,374	361,407
Jubilant Life Sciences, Ltd.	11,825	117,152
Just Dial, Ltd. (a)	5,684	29,283
Karnataka Bank, Ltd. (a)	66,261	36,507
Kaveri Seed Co., Ltd.	13,488	97,120
Kotak Mahindra Bank, Ltd. (a)	101,883	1,751,261
Larsen & Toubro, Ltd. GDR	59,459	740,859
Laurus Labs, Ltd. (b)	110,995	431,990
Lemon Tree Hotels, Ltd. (a)(b)	380,571	143,913
LIC Housing Finance, Ltd.	46,065	172,197
Lupin, Ltd.	29,247	399,342
Mahindra & Mahindra Financial Services, Ltd. (a)	92,632	154,554
Mahindra & Mahindra, Ltd.	136,545	1,125,043
MakeMyTrip, Ltd. (a)	13,310	204,442
Manappuram Finance, Ltd.	76,073	162,034
Marico, Ltd.	63,758	313,691
Marksans Pharma, Ltd.	294,551	200,413
Maruti Suzuki India, Ltd.	10,270	938,672
Max Financial Services, Ltd. (a)	18,003	149,382
Mindtree, Ltd.	14,566	264,253
Motherson Sumi Systems, Ltd.	111,609	173,737
Muthoot Finance, Ltd.	12,318	189,011
Natco Pharma, Ltd.	11,151	143,566
Navin Fluorine International, Ltd.	6,998	208,892
NCC, Ltd.	98,324	47,443
Nestle India, Ltd.	2,625	566,366
NTPC, Ltd.	201,457	232,366
Oil & Natural Gas Corp., Ltd.	430,436	404,008
Page Industries, Ltd.	947	273,857
PI Industries, Ltd.	10,809	288,831
Piramal Enterprises, Ltd.	5,594	95,040
PNB Housing Finance, Ltd. (a)(b)	49,595	227,305
Power Finance Corp., Ltd.	96,389	112,615
Power Grid Corp. of India, Ltd.	100,454	221,181
Rajesh Exports, Ltd.	31,315	189,745
Raymond, Ltd. (a)	10,128	39,905
RBL Bank, Ltd. (b)	64,990	149,658
REC, Ltd.	86,341	115,972
Reliance Industries, Ltd. GDR (b)	171,560	10,430,848
Repco Home Finance, Ltd.	119,792	268,956
SBI Life Insurance Co., Ltd. (a)(b)	22,603	248,593
Security Description	Shares	Value
Sequent Scientific, Ltd.	127,188	$ 264,961
Shilpa Medicare, Ltd.	14,913	113,111
Shriram City Union Finance, Ltd.	8,632	111,000
Shriram Transport Finance Co., Ltd.	23,351	196,021
Siemens, Ltd.	34,068	583,884
South Indian Bank, Ltd. (a)	542,633	49,645
SpiceJet, Ltd. (a)	69,493	45,446
State Bank of India (a)	205,393	516,127
Steel Authority of India, Ltd.	250,342	114,517
Strides Pharma Science, Ltd.	16,343	159,387
Sun Pharma Advanced Research Co., Ltd. (a)	30,100	70,864
Sun Pharmaceutical Industries, Ltd.	139,410	945,619
Suzlon Energy, Ltd. (a)	1,361,474	53,514
Tata Consultancy Services, Ltd.	104,646	3,534,958
Tata Motors, Ltd. (a)	191,501	345,989
Tata Steel, Ltd.	42,681	208,112
Tech Mahindra, Ltd.	58,686	629,773
Thyrocare Technologies, Ltd. (b)	43,436	446,399
Titan Co., Ltd.	19,991	325,511
Torrent Pharmaceuticals, Ltd.	9,046	343,296
TVS Motor Co., Ltd.	44,299	281,177
Ujjivan Financial Services, Ltd.	18,919	54,195
UltraTech Cement, Ltd.	7,661	420,488
United Breweries, Ltd.	8,512	110,328
United Spirits, Ltd. (a)	55,888	390,754
UPL, Ltd.	49,815	339,550
Vakrangee, Ltd.	187,959	73,879
Vedanta, Ltd.	141,992	263,469
V-Mart Retail, Ltd. (a)	3,571	95,729
Vodafone Idea, Ltd. (a)	853,206	110,438
Wipro, Ltd. ADR	279,759	1,314,867
WNS Holdings, Ltd. ADR (a)	10,991	702,984
Wockhardt, Ltd. (a)	23,757	94,861
Yes Bank, Ltd. (a)	142,245	25,353
Zee Entertainment Enterprises, Ltd.	90,433	256,051
		85,989,125
INDONESIA — 1.9%
Ace Hardware Indonesia Tbk PT	2,505,900	268,610
Adaro Energy Tbk PT	2,114,500	161,288
AKR Corporindo Tbk PT	138,600	23,752
Astra International Tbk PT	2,741,200	821,623
Bank Central Asia Tbk PT	1,409,196	2,566,479
Bank Mandiri Persero Tbk PT	2,726,710	908,903
Bank Negara Indonesia Persero Tbk PT	585,100	174,586
Bank Rakyat Indonesia Persero Tbk PT	6,703,980	1,369,630
Barito Pacific Tbk PT (a)	2,080,300	110,446

See accompanying notes to financial statements.
119

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Chandra Asri Petrochemical Tbk PT	134,000	$ 64,839
Charoen Pokphand Indonesia Tbk PT	608,500	232,072
Ciputra Development Tbk PT	966,896	41,912
Gudang Garam Tbk PT (a)	88,600	238,470
Indah Kiat Pulp & Paper Corp. Tbk PT	230,900	139,269
Indocement Tunggal Prakarsa Tbk PT	298,125	208,367
Kalbe Farma Tbk PT	1,062,500	110,677
Lippo Karawaci Tbk PT (a)	5,565,510	44,509
Matahari Department Store Tbk PT (a)	220,100	14,496
Media Nusantara Citra Tbk PT (a)	445,400	21,552
Pabrik Kertas Tjiwi Kimia Tbk PT	84,500	34,357
Pakuwon Jati Tbk PT (a)	2,399,900	57,094
Perusahaan Gas Negara Tbk PT	1,893,740	117,722
PP Persero Tbk PT	818,876	45,401
Semen Indonesia Persero Tbk PT	567,200	349,735
Summarecon Agung Tbk PT (a)	908,700	33,893
Surya Semesta Internusa Tbk PT	1,445,500	41,772
Telekomunikasi Indonesia Persero Tbk PT	6,156,870	1,059,247
Tower Bersama Infrastructure Tbk PT	1,721,600	154,458
Transcoal Pacific Tbk PT	93,800	33,095
Unilever Indonesia Tbk PT	349,600	190,306
United Tractors Tbk PT	198,845	304,682
Wijaya Karya Persero Tbk PT	774,357	56,984
		10,000,226
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	284,000	29,316
MALAYSIA — 3.0%
AEON Credit Service M Bhd	67,050	167,484
AirAsia Group Bhd (a)	253,000	40,792
Alliance Bank Malaysia Bhd	719,010	378,927
AMMB Holdings Bhd	104,300	75,298
Astro Malaysia Holdings Bhd	262,400	48,622
Axiata Group Bhd	505,783	359,057
Bermaz Auto Bhd	272,580	90,521
British American Tobacco Malaysia Bhd	15,700	37,857
Bursa Malaysia Bhd	361,851	738,418
Cahya Mata Sarawak Bhd	240,200	71,098
Carlsberg Brewery Malaysia Bhd Class B	94,503	470,753
CIMB Group Holdings Bhd	535,095	396,605
Datasonic Group Bhd	467,400	59,613
Security Description	Shares	Value
Dayang Enterprise Holdings Bhd (a)	153,250	$ 36,141
Dialog Group Bhd	630,300	577,895
DiGi.Com Bhd	210,000	203,658
Eastern & Oriental Bhd	617,511	57,211
Eco World Development Group Bhd (a)	358,600	34,518
Frontken Corp. Bhd	125,400	109,240
Gamuda Bhd	203,441	170,860
Genting Bhd	493,100	377,345
Genting Malaysia Bhd	546,600	273,596
Globetronics Technology Bhd	127,400	81,244
Hartalega Holdings Bhd	103,800	404,659
Hibiscus Petroleum Bhd (a)	215,000	26,128
Hong Leong Bank Bhd	55,600	201,233
IHH Healthcare Bhd	137,600	172,186
IJM Corp. Bhd	1,051,080	364,229
Inari Amertron Bhd	633,412	347,534
IOI Corp. Bhd	698,996	750,216
IOI Properties Group Bhd	593,816	129,323
KNM Group Bhd (a)	873,500	38,888
Kuala Lumpur Kepong Bhd	55,596	305,039
Malayan Banking Bhd	559,222	971,624
Malaysia Airports Holdings Bhd	138,800	158,323
Maxis Bhd	369,900	452,194
MISC Bhd	85,600	154,494
My EG Services Bhd (a)	423,600	133,538
Padini Holdings Bhd	213,600	119,766
Pentamaster Corp. Bhd	364,875	421,466
Petronas Chemicals Group Bhd	145,600	196,563
Petronas Gas Bhd	24,100	95,228
PPB Group Bhd	127,020	580,768
Press Metal Aluminium Holdings Bhd	488,240	603,911
Public Bank Bhd	282,920	1,068,907
RHB Bank Bhd	278,600	306,390
Sapura Energy Bhd (a)	1,025,000	24,666
Sime Darby Bhd	374,388	224,336
Sime Darby Plantation Bhd	365,588	444,283
Sime Darby Property Bhd	388,588	54,237
Supermax Corp. Bhd (a)	180,800	366,342
Telekom Malaysia Bhd	142,709	141,833
Tenaga Nasional Bhd	329,650	832,950
Top Glove Corp. Bhd	434,000	866,851
Velesto Energy Bhd (a)	703,300	22,002
Yinson Holdings Bhd	144,500	194,730
YTL Corp. Bhd	397,900	64,633
		16,096,223
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	393,990	82,673
Fauji Fertilizer Co., Ltd.	148,959	97,050
Habib Bank, Ltd.	87,240	68,813
Lucky Cement, Ltd.	35,884	140,087
MCB Bank, Ltd.	142,893	149,850
Millat Tractors, Ltd.	21,640	112,966

See accompanying notes to financial statements.
120

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
National Bank of Pakistan (a)	348,500	$ 83,850
Nishat Mills, Ltd.	105,300	64,209
Searle Co., Ltd.	52,913	81,823
United Bank, Ltd.	91,183	63,325
		944,646
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	125,270	118,862
Alliance Global Group, Inc. (a)	834,700	120,522
Ayala Land, Inc.	1,343,188	822,869
Bank of the Philippine Islands	105,020	138,640
BDO Unibank, Inc.	209,245	372,264
Bloomberry Resorts Corp.	479,200	72,256
Cebu Air, Inc. (a)	65,910	51,322
Cosco Capital, Inc.	1,913,700	202,107
D&L Industries, Inc.	1,693,400	193,512
DoubleDragon Properties Corp. (a)	547,570	158,127
Globe Telecom, Inc.	2,505	107,475
GT Capital Holdings, Inc.	8,294	66,106
JG Summit Holdings, Inc.	360,440	447,576
Jollibee Foods Corp.	47,460	141,949
LT Group, Inc.	568,500	105,538
Metro Pacific Investments Corp.	1,360,000	97,904
Metropolitan Bank & Trust Co.	97,580	76,889
Nickel Asia Corp.	1,333,371	81,686
PLDT, Inc.	19,454	537,312
Puregold Price Club, Inc.	355,450	359,263
SM Investments Corp.	35,110	637,310
SM Prime Holdings, Inc.	1,100,900	667,625
Universal Robina Corp.	100,590	278,033
		5,855,147
SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd. (c)	51,999	7,009
Silverlake Axis, Ltd.	237,800	50,518
		57,527
TAIWAN — 18.5%
Accton Technology Corp.	41,000	314,982
Acer, Inc.	721,395	617,727
Advantech Co., Ltd.	55,980	562,467
ASE Technology Holding Co., Ltd.	486,898	995,248
Asia Cement Corp.	560,073	802,535
Asustek Computer, Inc.	138,138	1,209,101
AU Optronics Corp. ADR (a)(c)	177,509	663,884
Bank of Kaohsiung Co., Ltd.	296,000	101,181
Baotek Industrial Materials, Ltd. (a)	22,000	28,106
Catcher Technology Co., Ltd.	105,539	661,395
Cathay Financial Holding Co., Ltd.	1,363,952	1,817,849
Center Laboratories, Inc.	70,525	166,073
Chailease Holding Co., Ltd.	124,000	560,873
Security Description	Shares	Value
Chang Hwa Commercial Bank, Ltd.	674,109	$ 403,832
Cheng Shin Rubber Industry Co., Ltd.	137,000	174,549
Chilisin Electronics Corp.	14,937	51,007
China Development Financial Holding Corp.	3,342,272	982,071
China Life Insurance Co., Ltd.	217,605	149,142
China Steel Chemical Corp.	18,877	59,443
China Steel Corp.	1,793,625	1,266,474
Chroma ATE, Inc.	30,000	158,484
Chung Lien Transportation Co., Ltd.	75,000	154,081
Chunghwa Telecom Co., Ltd.	438,268	1,619,179
Compal Electronics, Inc.	1,040,431	684,352
Compeq Manufacturing Co., Ltd.	50,000	70,351
CTBC Financial Holding Co., Ltd.	3,064,515	1,946,933
Delta Electronics, Inc.	303,787	1,982,451
E.Sun Financial Holding Co., Ltd.	1,024,828	905,863
Eclat Textile Co., Ltd.	42,365	525,138
eCloudvalley Digital Technology Co., Ltd.	14,749	87,337
Elite Material Co., Ltd.	21,000	105,863
eMemory Technology, Inc.	16,000	281,749
Epistar Corp. (a)	224,170	273,614
Everlight Electronics Co., Ltd.	167,996	214,621
Far Eastern New Century Corp.	921,170	804,696
Far EasTone Telecommunications Co., Ltd.	175,000	368,586
Feng TAY Enterprise Co., Ltd.	60,830	364,409
Firich Enterprises Co., Ltd.	38,640	34,555
First Financial Holding Co., Ltd.	1,105,263	784,240
Formosa Chemicals & Fibre Corp.	622,691	1,455,569
Formosa Petrochemical Corp.	207,000	571,784
Formosa Plastics Corp.	664,137	1,802,402
Foxconn Technology Co., Ltd.	251,519	447,249
Fubon Financial Holding Co., Ltd.	1,131,998	1,637,688
Genius Electronic Optical Co., Ltd.	6,475	131,011
Giant Manufacturing Co., Ltd.	48,000	451,626
Globalwafers Co., Ltd.	17,000	225,399
Himax Technologies, Inc. ADR (a)	21,047	74,927
Hiwin Technologies Corp.	40,203	395,617
Holy Stone Enterprise Co., Ltd.	14,000	48,823
Hon Hai Precision Industry Co., Ltd.	1,474,760	3,941,248
Hotai Motor Co., Ltd.	44,000	976,866
HTC Corp.	123,710	122,164

See accompanying notes to financial statements.
121

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Hua Nan Financial Holdings Co., Ltd.	1,024,976	$ 624,640
Innolux Corp.	1,022,753	330,889
Inventec Corp.	392,000	303,860
ITEQ Corp.	17,267	73,332
King Yuan Electronics Co., Ltd.	372,898	392,700
Largan Precision Co., Ltd.	10,710	1,242,511
Lite-On Technology Corp.	567,891	903,935
Macronix International	282,673	311,836
Makalot Industrial Co., Ltd.	47,016	277,596
MediaTek, Inc.	170,219	3,567,534
Medigen Biotechnology Corp. (a)	14,000	31,227
Mega Financial Holding Co., Ltd.	1,915,148	1,838,309
Merry Electronics Co., Ltd.	48,789	249,319
Micro-Star International Co., Ltd.	49,000	225,019
Motech Industries, Inc. (a)	95,869	127,607
Nan Ya Plastics Corp.	949,759	1,951,200
Nanya Technology Corp.	73,000	144,931
Nien Made Enterprise Co., Ltd.	11,000	130,464
Novatek Microelectronics Corp.	86,062	788,946
O-Bank Co., Ltd.	849,000	196,992
PChome Online, Inc.	25,957	90,072
Pegatron Corp.	363,630	801,036
Phoenix Silicon International Corp.	22,000	36,272
Pou Chen Corp.	245,000	221,212
Powertech Technology, Inc.	237,518	707,748
President Chain Store Corp.	55,000	499,448
ProMOS Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	575,194	1,501,439
Radiant Opto-Electronics Corp.	47,000	179,321
Realtek Semiconductor Corp.	84,161	1,070,828
RichWave Technology Corp.	10,000	82,522
Ritek Corp. (a)	128,834	24,600
Shanghai Commercial & Savings Bank, Ltd.	395,000	529,858
Shin Kong Financial Holding Co., Ltd.	2,761,600	766,634
Silicon Motion Technology Corp. ADR	4,000	151,120
Simplo Technology Co., Ltd.	16,000	165,458
Sino-American Silicon Products, Inc.	37,000	123,665
SinoPac Financial Holdings Co., Ltd.	3,219,630	1,206,166
Sitronix Technology Corp.	10,000	45,059
Sweeten Real Estate Development Co., Ltd.	263,360	188,686
Synnex Technology International Corp.	235,000	335,112
TA-I Technology Co., Ltd.	15,750	36,436
Taishin Financial Holding Co., Ltd.	1,159,120	512,283
Taiwan Cement Corp.	983,656	1,406,096
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	313,120	$ 210,822
Taiwan FU Hsing Industrial Co., Ltd.	223,000	328,394
Taiwan High Speed Rail Corp.	133,000	145,344
Taiwan Mobile Co., Ltd.	298,200	994,618
Taiwan Paiho, Ltd.	31,000	72,357
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	362,798	29,412,034
Taiwan Surface Mounting Technology Corp.	20,000	71,818
Taiwan Union Technology Corp.	13,000	50,273
Teco Electric and Machinery Co., Ltd.	168,000	173,151
TPK Holding Co., Ltd. (a)	29,000	49,164
Tripod Technology Corp.	172,361	654,641
Unimicron Technology Corp.	112,000	287,715
Uni-President Enterprises Corp.	700,971	1,512,696
United Integrated Services Co., Ltd.	86,755	584,118
United Microelectronics Corp. ADR	369,627	1,770,513
Vanguard International Semiconductor Corp.	26,000	86,272
Voltronic Power Technology Corp.	7,350	249,467
Walsin Lihwa Corp.	568,000	314,771
Walsin Technology Corp.	36,000	192,045
Win Semiconductors Corp.	37,000	366,014
Winbond Electronics Corp.	126,000	60,690
Wistron Corp.	864,715	889,735
Wiwynn Corp.	10,000	225,468
Yageo Corp.	36,144	438,665
Yuanta Financial Holding Co., Ltd.	1,901,518	1,168,670
Zhen Ding Technology Holding, Ltd.	61,000	265,382
		100,205,569
THAILAND — 2.4%
Advanced Info Service PCL	196,498	1,060,391
Airports of Thailand PCL	416,500	742,635
Bangkok Bank PCL NVDR	33,300	100,885
Bangkok Dusit Medical Services PCL Class F	117,000	71,631
Bangkok Expressway & Metro PCL	2,204,007	594,691
Beauty Community PCL (c)	326,800	15,367
BEC World PCL (a)	143,800	23,144
Bumrungrad Hospital PCL	42,600	128,052
Carabao Group PCL Class F	19,500	72,000
Central Plaza Hotel PCL (a)	58,700	41,680
Charoen Pokphand Foods PCL	280,500	247,858
Chularat Hospital PCL Class F	2,330,800	176,534
CP ALL PCL (a)	827,479	1,573,352

See accompanying notes to financial statements.
122

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
CPN Retail Growth Leasehold REIT	44,600	$ 34,343
E for L Aim PCL (a)	256,440	162
Electricity Generating PCL	26,099	154,020
Energy Absolute PCL	274,600	340,136
Frasers Property Thailand Industrial Freehold & Leasehold REIT	88,036	39,729
Global Power Synergy PCL Class F	34,800	63,148
Gulf Energy Development PCL	317,900	305,987
Gunkul Engineering PCL	1,900,443	134,343
Hana Microelectronics PCL	124,000	170,225
Ichitan Group PCL	161,700	58,684
Indorama Ventures PCL	200,800	133,708
Intouch Holdings PCL Class F	48,700	78,765
IRPC PCL	2,774,591	168,117
Jasmine International PCL	741,525	66,459
Kasikornbank PCL	69,454	168,224
Kasikornbank PCL NVDR	106,100	257,821
KCE Electronics PCL	348,162	332,368
Krungthai Card PCL	105,500	115,696
MC Group PCL	360,100	110,232
Mega Lifesciences PCL (c)	274,400	300,920
Minor International PCL (a)	384,886	242,926
Muangthai Capital PCL (a)	27,900	43,363
PTG Energy PCL	213,800	124,822
PTT Exploration & Production PCL	185,607	462,736
PTT Global Chemical PCL NVDR	94,100	116,558
PTT PCL	1,010,017	1,019,978
Siam Cement PCL NVDR	59,200	601,575
Siam Commercial Bank PCL	285,397	585,430
Srisawad Corp. PCL	294,631	453,278
Super Energy Corp. PCL NVDR	1,225,500	32,487
SVI PCL	950,640	114,002
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	325,900	171,756
Thai Beverage PCL	1,183,600	524,561
Thai Oil PCL	342,940	346,322
Thai Union Group PCL Class F	260,100	114,916
TMB Bank PCL	3,923,233	110,191
True Corp. PCL NVDR (c)	1,658,683	162,270
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	81,700	36,871
		13,145,349
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)	15,011	13,639
TOTAL COMMON STOCKS (Cost $433,831,826)		537,728,243

Security Description	Shares	Value
RIGHTS — 0.0% (e)
THAILAND — 0.0% (e)
CPN Retail Growth Leasehold REIT (expiring 03/17/20) (a)	10,853	$ —
Frasers Property Thailand Industrial Freehold & Leasehold REIT (expiring 01/23/20) (a)	605	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Minor International PCL (expiring 7/31/23) (a) (c)	17,494	4,113
Srisawad Corp. PCL (expiring 8/29/25) (a)	11,785	4,351
TOTAL WARRANTS (Cost $0)		8,464
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	468,596	468,690
State Street Navigator Securities Lending Portfolio II (h) (i)	2,793,649	2,793,649
TOTAL SHORT-TERM INVESTMENTS (Cost $3,262,339)		3,262,339
TOTAL INVESTMENTS — 100.1% (Cost $437,094,165)		540,999,046
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(559,882)
NET ASSETS — 100.0%		$ 540,439,164
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $31,819, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.

See accompanying notes to financial statements.
123

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$526,687,212	$11,009,212	$31,819	$537,728,243
Rights	—	0(a)	—	0
Warrants	8,464	—	—	8,464
Short-Term Investments	3,262,339	—	—	3,262,339
TOTAL INVESTMENTS	$529,958,015	$11,009,212	$31,819	$540,999,046
(a)	Fund held Level 2 securities that were valued at $0 at September 30, 2020
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	22.2%
Information Technology	18.3
Financials	16.5
Communication Services	12.4
Health Care	5.8
Consumer Staples	5.7
Industrials	5.5
Materials	4.7
Energy	4.1
Real Estate	2.8
Utilities	1.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$40,105,557	$39,633,012	$(3,855)	$—	468,596	$ 468,690	$17,331
State Street Navigator Securities Lending Portfolio II	—	—	37,134,996	34,341,347	—	—	2,793,649	2,793,649	45,699
State Street Navigator Securities Lending Portfolio III	4,444,940	4,444,940	2,733,321	7,178,261	—	—	—	—	8,148
Total		$4,444,940	$79,973,874	$81,152,620	$(3,855)	$—		$3,262,339	$71,178
See accompanying notes to financial statements.
124

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.4%
AGL Energy, Ltd.	318,220	$ 3,106,506
APA Group Stapled Security	424,736	3,144,756
Bendigo & Adelaide Bank, Ltd. (a)	629,679	2,725,987
Commonwealth Bank of Australia	53,870	2,456,065
		11,433,314
BELGIUM — 0.8%
Ageas SA/NV	41,339	1,689,880
CANADA — 20.3%
Bank of Montreal	32,641	1,902,134
Bank of Nova Scotia (a)	55,152	2,284,116
BCE, Inc.	87,593	3,621,101
Canadian Imperial Bank of Commerce	39,257	2,925,135
Canadian Utilities, Ltd. Class A (a)	107,480	2,555,542
Emera, Inc.	72,967	2,988,055
Great-West Lifeco, Inc.	116,325	2,265,975
Keyera Corp.	159,634	2,402,129
Northland Power, Inc. (a)	145,619	4,391,191
Pembina Pipeline Corp.	98,840	2,091,124
Power Corp. of Canada (a)	115,883	2,263,438
RioCan Real Estate Investment Trust	197,371	2,077,512
Shaw Communications, Inc. Class B (a)	160,993	2,928,789
SmartCentres Real Estate Investment Trust	191,076	2,860,954
TC Energy Corp. (a)	59,377	2,484,877
TELUS Corp.	180,140	3,159,783
		43,201,855
CHINA — 3.1%
Hengan International Group Co., Ltd.	413,000	2,997,581
Lenovo Group, Ltd.	5,344,000	3,523,592
		6,521,173
FINLAND — 5.0%
Fortum Oyj	144,584	2,928,916
Nokian Renkaat Oyj	159,519	4,517,500
UPM-Kymmene Oyj	105,453	3,213,911
		10,660,327
FRANCE — 4.4%
Bouygues SA	77,153	2,679,825
CNP Assurances	154,479	1,934,681
Klepierre SA REIT (a)	143,700	2,019,591
TOTAL SE (a)	82,340	2,819,436
		9,453,533
GERMANY — 2.6%
Freenet AG	267,651	5,420,381
Security Description	Shares	Value
HONG KONG — 8.3%
CK Infrastructure Holdings, Ltd.	484,380	$ 2,259,398
Hysan Development Co., Ltd.	1,112,000	3,321,652
New World Development Co., Ltd.	671,500	3,249,194
Power Assets Holdings, Ltd.	518,695	2,717,292
Sino Land Co., Ltd.	2,768,000	3,214,452
Wharf Real Estate Investment Co., Ltd. (a)	725,945	2,950,615
		17,712,603
JAPAN — 8.8%
Canon, Inc. (a)	149,916	2,481,079
Daito Trust Construction Co., Ltd.	29,100	2,569,999
Japan Tobacco, Inc.	239,706	4,361,182
Mitsubishi Chemical Holdings Corp.	509,500	2,924,326
Mitsubishi UFJ Financial Group, Inc.	514,200	2,027,467
MS&AD Insurance Group Holdings, Inc. (a)	82,480	2,207,178
ORIX Corp.	168,300	2,081,224
		18,652,455
PORTUGAL — 1.8%
EDP - Energias de Portugal SA	763,344	3,755,094
SINGAPORE — 2.2%
Oversea-Chinese Banking Corp., Ltd.	331,200	2,042,857
Singapore Telecommunications, Ltd.	1,646,203	2,556,553
		4,599,410
SOUTH AFRICA — 0.7%
FirstRand, Ltd.	618,055	1,527,722
SOUTH KOREA — 2.8%
KT&G Corp.	39,526	2,784,902
SK Telecom Co., Ltd.	15,727	3,200,535
		5,985,437
SPAIN — 3.9%
Enagas SA	193,378	4,466,133
Red Electrica Corp. SA	205,076	3,851,327
		8,317,460
SWEDEN — 2.6%
JM AB	85,321	2,657,820
Svenska Handelsbanken AB Class A (b)	330,401	2,780,537
		5,438,357
SWITZERLAND — 2.6%
Swisscom AG	6,041	3,212,662
Zurich Insurance Group AG	6,816	2,379,201
		5,591,863
THAILAND — 0.9%
Thanachart Capital PCL NVDR	2,043,200	1,869,911

See accompanying notes to financial statements.
125

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UNITED KINGDOM — 6.1%
GlaxoSmithKline PLC	145,756	$ 2,736,052
IG Group Holdings PLC	423,546	4,333,939
Janus Henderson Group PLC	144,234	3,132,763
Legal & General Group PLC	817,092	1,989,609
Ninety One PLC (b)	266,736	703,466
		12,895,829
UNITED STATES — 16.8%
AT&T, Inc.	107,060	3,052,281
Brandywine Realty Trust REIT	238,405	2,465,108
Compass Minerals International, Inc.	59,108	3,508,060
Exxon Mobil Corp.	59,637	2,047,338
International Business Machines Corp.	24,898	3,029,340
LTC Properties, Inc. REIT	84,896	2,959,474
Mercury General Corp.	68,407	2,829,997
National Health Investors, Inc. REIT	47,968	2,891,031
Philip Morris International, Inc.	44,661	3,349,128
PPL Corp.	98,347	2,676,022
Redwood Trust, Inc. REIT	260,855	1,961,630
Umpqua Holdings Corp.	157,714	1,674,923
Universal Corp.	79,523	3,330,423
		35,774,755
TOTAL COMMON STOCKS (Cost $256,566,756)		210,501,359

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	30,739	30,745
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	7,914,669	$ 7,914,669
TOTAL SHORT-TERM INVESTMENTS (Cost $7,945,414)		7,945,414
TOTAL INVESTMENTS — 102.8% (Cost $264,512,170)		218,446,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(5,985,225)
NET ASSETS — 100.0%		$ 212,461,548
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$210,501,359	$—	$—	$210,501,359
Short-Term Investments	7,945,414	—	—	7,945,414
TOTAL INVESTMENTS	$218,446,773	$—	$—	$218,446,773
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	25.4%
Utilities	18.3
Real Estate	14.4
Communication Services	12.8
Consumer Staples	7.9
Energy	5.6
Materials	4.5
Information Technology	4.2
Consumer Discretionary	3.4
See accompanying notes to financial statements.
126

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

% of Net Assets
Health Care	1.3%
Industrials	1.3
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,517	$ 232,541	$ 21,945,302	$ 22,147,011	$(84)	$ (3)	30,739	$ 30,745	$ 3,980
State Street Navigator Securities Lending Portfolio II	—	—	133,826,697	125,912,028	—	—	7,914,669	7,914,669	92,131
State Street Navigator Securities Lending Portfolio III	14,467,092	14,467,092	12,144,743	26,611,835	—	—	—	—	5,708
Total		$14,699,633	$167,916,742	$174,670,874	$(84)	$ (3)		$7,945,414	$101,819
See accompanying notes to financial statements.
127

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 11.3%
Atlas Arteria, Ltd. Stapled Security	1,552,267	$ 6,753,403
Qube Holdings, Ltd.	3,048,663	5,484,673
Sydney Airport Stapled Security	2,140,319	8,989,669
Transurban Group Stapled Security	1,699,717	17,189,815
		38,417,560
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR	55,800	308,016
Cia de Saneamento Basico do Estado de Sao Paulo ADR	52,846	438,622
Ultrapar Participacoes SA ADR (a)	255,953	875,359
		1,621,997
CANADA — 10.8%
Enbridge, Inc. (b)	539,078	15,699,146
Enbridge, Inc. (b)	20,995	613,054
Gibson Energy, Inc. (a)	47,920	774,182
Inter Pipeline, Ltd. (a)	140,769	1,377,392
Keyera Corp. (a)	72,467	1,090,463
Pembina Pipeline Corp. (a)	180,289	3,814,312
TC Energy Corp. (a)	308,221	12,898,786
Westshore Terminals Investment Corp. (a)	66,166	753,423
		37,020,758
CHILE — 0.2%
Enel Americas SA ADR	87,122	562,808
CHINA — 4.1%
Beijing Capital International Airport Co., Ltd. Class H	3,042,000	1,825,200
Beijing Enterprises Water Group, Ltd.	858,000	332,129
CGN Power Co., Ltd. Class H (c)	1,572,000	322,514
China Merchants Port Holdings Co., Ltd.	2,161,431	2,197,687
China Resources Gas Group, Ltd.	132,000	589,316
China Resources Power Holdings Co., Ltd.	276,000	304,490
COSCO SHIPPING Ports, Ltd.	2,679,174	1,527,994
Guangdong Investment, Ltd.	444,000	702,379
Hainan Meilan International Airport Co., Ltd. Class H (d)	217,000	1,218,000
Jiangsu Expressway Co., Ltd. Class H	1,978,000	1,990,761
Kunlun Energy Co., Ltd.	616,000	403,778
Shenzhen Expressway Co., Ltd. Class H	1,126,000	977,804
Zhejiang Expressway Co., Ltd. Class H	2,320,000	1,673,394
		14,065,446
Security Description	Shares	Value
DENMARK — 1.1%
Orsted A/S (c)	27,786	$ 3,831,887
FRANCE — 5.3%
Aeroports de Paris	43,248	4,328,507
Engie SA (d)	275,007	3,682,803
Gaztransport Et Technigaz SA	7,164	685,091
Getlink SE (d)	703,282	9,566,566
		18,262,967
GERMANY — 3.1%
E.ON SE	347,305	3,839,717
Fraport AG Frankfurt Airport Services Worldwide (a)(d)	59,787	2,368,290
Hamburger Hafen und Logistik AG	31,747	556,933
RWE AG	104,607	3,922,905
		10,687,845
HONG KONG — 1.7%
China Gas Holdings, Ltd.	314,800	893,626
Hutchison Port Holdings Trust Stapled Security	7,311,800	1,199,135
Shenzhen International Holdings, Ltd.	1,811,205	2,869,884
Yuexiu Transport Infrastructure, Ltd.	1,516,000	880,258
		5,842,903
ITALY — 7.9%
ASTM SpA (d)	100,073	2,097,056
Atlantia SpA (a)(d)	814,633	12,829,408
Enav SpA (c)	412,127	1,564,863
Enel SpA	1,194,085	10,387,013
		26,878,340
MEXICO — 3.4%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)(d)	69,596	2,558,349
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	64,026	5,163,057
Grupo Aeroportuario del Sureste SAB de CV ADR (d)	32,244	3,741,271
		11,462,677
NETHERLANDS — 0.4%
Koninklijke Vopak NV	21,798	1,228,483
NEW ZEALAND — 2.8%
Auckland International Airport, Ltd.	1,954,447	9,411,417
SPAIN — 8.1%
Aena SME SA (c)(d)	118,967	16,643,151
Iberdrola SA	893,902	11,016,946
		27,660,097
SWITZERLAND — 1.2%
Flughafen Zurich AG (d)	30,808	4,245,217
UNITED KINGDOM — 3.0%
National Grid PLC	580,550	6,678,260

See accompanying notes to financial statements.
128

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Signature Aviation PLC	1,177,659	$ 3,637,198
		10,315,458
UNITED STATES — 34.8%
American Electric Power Co., Inc.	76,716	6,269,999
American Water Works Co., Inc.	28,069	4,066,637
Cheniere Energy, Inc. (d)	75,248	3,481,725
Consolidated Edison, Inc.	51,769	4,027,628
Dominion Energy, Inc.	129,956	10,257,427
Duke Energy Corp.	113,729	10,071,840
Equitrans Midstream Corp.	133,301	1,127,726
Eversource Energy	52,987	4,427,064
Exelon Corp.	150,725	5,389,926
Kinder Morgan, Inc.	638,327	7,870,572
Macquarie Infrastructure Corp.	118,337	3,182,082
NextEra Energy, Inc.	60,980	16,925,609
ONEOK, Inc.	145,627	3,783,390
Public Service Enterprise Group, Inc.	78,241	4,296,213
Sempra Energy	44,751	5,296,728
Southern Co.	163,382	8,858,572
Targa Resources Corp.	76,469	1,072,860
WEC Energy Group, Inc.	48,800	4,728,720
Williams Cos., Inc.	397,980	7,820,307
Xcel Energy, Inc.	81,260	5,607,753
		118,562,778
TOTAL COMMON STOCKS (Cost $376,633,103)		340,078,638

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	934,648	934,835
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	8,696,630	$ 8,696,630
TOTAL SHORT-TERM INVESTMENTS (Cost $9,631,536)		9,631,465
TOTAL INVESTMENTS — 102.5% (Cost $386,264,639)		349,710,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(8,665,075)
NET ASSETS — 100.0%		$ 341,045,028
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$340,078,638	$—	$—	$340,078,638
Short-Term Investments	9,631,465	—	—	9,631,465
TOTAL INVESTMENTS	$349,710,103	$—	$—	$349,710,103
See accompanying notes to financial statements.
129

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Industry Breakdown as of September 30, 2020

% of Net Assets
Transportation Infrastructure	40.3%
Electric Utilities	24.5
Oil, Gas & Consumable Fuels	18.8
Multi-Utilities	13.7
Water Utilities	1.6
Gas Utilities	0.6
Independent Power and Renewable Electricity Producers	0.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	912,789	$ 912,880	$19,421,570	$19,398,385	$(1,159)	$(71)	934,648	$ 934,835	$ 6,915
State Street Navigator Securities Lending Portfolio II	—	—	64,679,331	55,982,701	—	—	8,696,630	8,696,630	30,600
State Street Navigator Securities Lending Portfolio III	1,828,735	1,828,735	327,469	2,156,204	—	—	—	—	386
Total		$2,741,615	$84,428,370	$77,537,290	$(1,159)	$(71)		$9,631,465	$37,901
See accompanying notes to financial statements.
130

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AIRLINES — 0.1%
Cathay Pacific Airways, Ltd. (a) (b)	25,908	$ 17,885
AUTOMOBILES — 2.3%
Geely Automobile Holdings, Ltd.	149,000	296,077
BANKS — 2.6%
Bank of East Asia, Ltd.	35,481	65,193
Hang Seng Bank, Ltd.	18,800	276,785
		341,978
BEVERAGES — 1.0%
Budweiser Brewing Co. APAC, Ltd. (c)	44,300	128,613
CAPITAL MARKETS — 11.9%
Hong Kong Exchanges & Clearing, Ltd.	33,033	1,542,108
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
HKT Trust & HKT, Ltd. Stapled Security	89,000	117,824
ELECTRIC UTILITIES — 5.9%
CK Infrastructure Holdings, Ltd.	16,000	74,632
CLP Holdings, Ltd.	47,500	441,291
HK Electric Investments & HK Electric Investments, Ltd. Class SS Stapled Security	58,500	60,387
Power Assets Holdings, Ltd.	35,500	185,974
		762,284
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Link REIT	53,600	435,716
FOOD & STAPLES RETAILING — 0.6%
Dairy Farm International Holdings, Ltd.	7,900	29,783
Sun Art Retail Group, Ltd.	44,500	49,094
		78,877
FOOD PRODUCTS — 1.5%
WH Group, Ltd. (c)	245,500	198,934
GAS UTILITIES — 4.0%
China Gas Holdings, Ltd.	48,400	137,393
Hong Kong & China Gas Co., Ltd.	270,000	386,710
		524,103
HEALTH CARE TECHNOLOGY — 2.0%
Alibaba Health Information Technology, Ltd. (a)	106,000	258,230
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 7.1%
Galaxy Entertainment Group, Ltd.	51,000	$ 341,865
Melco Resorts & Entertainment, Ltd. ADR	11,859	197,452
MGM China Holdings, Ltd. (b)	21,200	26,288
Sands China, Ltd.	63,200	243,422
SJM Holdings, Ltd.	48,000	56,547
Wynn Macau, Ltd. (a)	38,000	60,604
		926,178
HOUSEHOLD DURABLES — 0.9%
Haier Electronics Group Co., Ltd.	32,000	115,613
INDUSTRIAL CONGLOMERATES — 6.7%
CK Hutchison Holdings, Ltd.	69,500	417,897
Fosun International, Ltd.	62,500	72,580
Jardine Matheson Holdings, Ltd.	6,600	261,888
Jardine Strategic Holdings, Ltd.	4,300	85,183
NWS Holdings, Ltd.	36,000	27,360
		864,908
INSURANCE — 23.7%
AIA Group, Ltd.	314,800	3,083,009
MACHINERY — 3.6%
Techtronic Industries Co., Ltd.	35,500	465,394
PHARMACEUTICALS — 4.4%
CSPC Pharmaceutical Group, Ltd.	150,000	290,322
Sino Biopharmaceutical, Ltd.	254,500	277,159
		567,481
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.4%
CK Asset Holdings, Ltd.	62,000	302,000
Hang Lung Properties, Ltd.	48,000	121,270
Henderson Land Development Co., Ltd.	34,700	127,830
Hongkong Land Holdings, Ltd.	30,300	112,413
Kerry Properties, Ltd.	15,000	38,284
New World Development Co., Ltd.	36,250	175,403
Shimao Group Holdings, Ltd.	32,000	132,129
Sino Land Co., Ltd.	79,450	92,265
Sun Hung Kai Properties, Ltd.	37,500	478,064
Swire Pacific, Ltd. Class A	13,000	62,400
Swire Pacific, Ltd. Class B	22,500	18,639
Swire Properties, Ltd.	27,000	71,071
Wharf Holdings, Ltd.	21,000	41,783
Wharf Real Estate Investment Co., Ltd. (b)	24,000	97,548
		1,871,099
ROAD & RAIL — 1.5%
MTR Corp., Ltd.	39,500	194,952

See accompanying notes to financial statements.
131

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	7,900	$ 80,325
SPECIALTY RETAIL — 0.5%
Chow Tai Fook Jewellery Group, Ltd.	45,200	58,906
TOTAL COMMON STOCKS (Cost $13,326,690)		12,930,494

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f) (Cost $3,293)	3,292	3,293
TOTAL INVESTMENTS — 99.6% (Cost $13,329,983)		12,933,787
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		46,886
NET ASSETS — 100.0%		$ 12,980,673

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,930,494	$—	$—	$12,930,494
Short-Term Investment	3,293	—	—	3,293
TOTAL INVESTMENTS	$12,933,787	$—	$—	$12,933,787
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	491	$491	$ 253,113	$250,301	$(10)	$—	3,292	$3,293	$ 98
State Street Navigator Securities Lending Portfolio II	—	—	239,059	239,059	—	—	—	—	161
Total		$491	$492,172	$489,360	$(10)	$—		$3,293	$259
See accompanying notes to financial statements.
132

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133

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$10,509,538	$69,853,654	$46,803,158	$121,531,466
Investments in affiliated issuers, at value	217,458	1,238,830	4,563,407	749,163
Total Investments	10,726,996	71,092,484	51,366,565	122,280,629
Foreign currency, at value	—	84,819	71,499	88,796
Net cash at broker	—	—	—	—
Cash	—	—	—	—
Receivable for investments sold	37,767	—	—	—
Dividends receivable — unaffiliated issuers	9,377	103,288	107,166	386,773
Dividends receivable — affiliated issuers	—	254	2	4
Securities lending income receivable — unaffiliated issuers	406	345	1,233	836
Securities lending income receivable — affiliated issuers	62	550	1,069	852
Receivable from Adviser	—	5,537	2,383	10,117
Receivable for foreign taxes recoverable	31,331	78,539	—	187,419
Other Receivable	460	1,382	—	1,382
TOTAL ASSETS	10,806,399	71,367,198	51,549,917	122,956,808
LIABILITIES
Due to custodian	40,194	3	—	—
Payable upon return of securities loaned	217,045	1,095,112	4,544,392	599,372
Payable for investments purchased	594	16,028	—	105,670
Payable to broker – accumulated variation margin on open futures contracts	—	—	—	—
Deferred foreign taxes payable	—	—	—	—
Advisory fee payable	4,342	16,188	7,830	29,758
Trustees’ fees and expenses payable	32	199	43	119
Accrued expenses and other liabilities	—	173	—	1,079
TOTAL LIABILITIES	262,207	1,127,703	4,552,265	735,998
NET ASSETS	$10,544,192	$70,239,495	$46,997,652	$122,220,810
NET ASSETS CONSIST OF:
Paid-in Capital	$14,722,955	$65,828,941	$47,757,567	$ 119,895,664
Total distributable earnings (loss)**	(4,178,763)	4,410,554	(759,915)	2,325,146
NET ASSETS	$10,544,192	$70,239,495	$46,997,652	$122,220,810
NET ASSET VALUE PER SHARE
Net asset value per share	$ 60.25	$ 100.34	$ 56.97	$ 67.90
Shares outstanding (unlimited amount authorized, $0.01 par value)	175,000	700,000	825,000	1,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,984,914	$62,350,828	$45,888,404	$ 117,338,450
Investments in affiliated issuers	217,458	1,248,356	4,563,409	749,163
Total cost of investments	$ 11,202,372	$63,599,184	$50,451,813	$ 118,087,613
Foreign currency, at cost	$ —	$ 85,565	$ 71,767	$ 88,291
* Includes investments in securities on loan, at value	$ 344,055	$ 1,573,922	$ 6,176,031	$ 3,358,318
** Includes deferred foreign taxes	$ —	$ —	$ —	$ —
See accompanying notes to financial statements.
134

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

$383,165,162	$94,733,917	$147,189,697	$27,939,868	$84,315,535	$10,722,218	$ 41,487,811
1,651,161	446,002	1,576,638	13,903	1,467,738	10,029	545,911
384,816,323	95,179,919	148,766,335	27,953,771	85,783,273	10,732,247	42,033,722
664,405	166,884	551,675	5,693	17,977	69,496	69,125
—	—	—	—	—	10,025	—
—	50	—	—	—	—	—
—	6,310	—	—	—	—	—
1,250,795	95,260	174,687	246,641	622,711	19,764	79,692
27	10	58	2	1	1	144
3,665	218	991	—	370	1	115
3,610	182	269	—	553	22	199
—	—	—	1,415	4,195	565	—
792,563	974	2,060	119,282	80	—	15,363
—	1,351	—	—	—	—	—
387,531,388	95,451,158	149,496,075	28,326,804	86,429,160	10,832,121	42,198,360

—	—	—	—	—	—	—
1,486,278	431,024	1,006,930	—	1,465,615	9,200	443,402
98,801	—	604	246,641	—	—	3,459
—	—	—	—	—	1,920	—
—	—	285,931	—	—	—	—
93,255	23,504	36,843	4,689	13,946	1,803	10,325
672	160	394	12	12	23	57
—	1,253	—	—	—	—	—
1,679,006	455,941	1,330,702	251,342	1,479,573	12,946	457,243
$385,852,382	$94,995,217	$148,165,373	$28,075,462	$84,949,587	$10,819,175	$ 41,741,117

$ 411,753,768	$91,310,629	$168,379,037	$28,972,622	$82,423,361	$15,324,996	$41,598,719
(25,901,386)	3,684,588	(20,213,664)	(897,160)	2,526,226	(4,505,821)	142,398
$385,852,382	$94,995,217	$148,165,373	$28,075,462	$84,949,587	$10,819,175	$ 41,741,117

$ 61.74	$ 65.51	$ 56.44	$ 59.11	$ 77.23	$ 39.34	$ 83.48
6,250,000	1,450,000	2,625,000	475,000	1,100,000	275,000	500,000

$ 394,358,011	$86,540,705	$140,661,902	$27,374,145	$80,982,903	$13,745,747	$40,870,276
1,651,177	446,002	1,576,695	13,904	1,467,738	10,029	549,883
$396,009,188	$86,986,707	$142,238,597	$27,388,049	$82,450,641	$13,755,776	$41,420,159
$ 659,513	$ 168,364	$ 551,865	$ 5,781	$ 17,860	$ 69,147	$ 69,115
$ 7,521,344	$ 1,221,113	$ 2,063,698	$ —	$ 3,933,256	$ 26,116	$ 779,891
$ —	$ —	$ 285,931	$ —	$ —	$ —	$ —
135

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2020

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
ASSETS
Investments in unaffiliated issuers, at value*	$537,736,707	$ 210,501,359	$340,078,638	$12,930,494
Investments in affiliated issuers, at value	3,262,339	7,945,414	9,631,465	3,293
Total Investments	540,999,046	218,446,773	349,710,103	12,933,787
Foreign currency, at value	1,711,707	799,466	662,271	36,142
Receivable for investments sold	110,419	—	23,191,611	—
Dividends receivable — unaffiliated issuers	622,092	1,031,286	655,798	12,214
Dividends receivable — affiliated issuers	102	27	50	—
Securities lending income receivable — unaffiliated issuers	5,714	3,463	3,263	66
Securities lending income receivable — affiliated issuers	3,650	6,948	4,722	2
Receivable from Adviser	—	—	—	674
Receivable for foreign taxes recoverable	—	161,906	55,823	—
TOTAL ASSETS	543,452,730	220,449,869	374,283,641	12,982,885
LIABILITIES
Payable upon return of securities loaned	2,793,649	7,914,669	8,696,630	—
Payable for investments purchased	1,006	—	24,427,376	—
Advisory fee payable	218,153	73,049	113,800	2,202
Trustees’ fees and expenses payable	758	603	807	10
TOTAL LIABILITIES	3,013,566	7,988,321	33,238,613	2,212
NET ASSETS	$540,439,164	$ 212,461,548	$341,045,028	$12,980,673
NET ASSETS CONSIST OF:
Paid-in Capital	$507,282,027	$ 314,659,663	$415,906,496	$13,388,791
Total distributable earnings (loss)	33,157,137	(102,198,115)	(74,861,468)	(408,118)
NET ASSETS	$540,439,164	$ 212,461,548	$341,045,028	$12,980,673
NET ASSET VALUE PER SHARE
Net asset value per share	$ 110.29	$ 53.12	$ 44.29	$ 57.69
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,900,000	4,000,000	7,700,000	225,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$433,831,826	$ 256,566,756	$376,633,103	$13,326,690
Investments in affiliated issuers	3,262,339	7,945,414	9,631,536	3,293
Total cost of investments	$437,094,165	$ 264,512,170	$386,264,639	$13,329,983
Foreign currency, at cost	$ 1,712,610	$ 804,608	$ 669,846	$ 36,140
* Includes investments in securities on loan, at value	$ 9,032,528	$ 23,002,318	$ 31,498,122	$ 88,289
See accompanying notes to financial statements.
136

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137

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2020

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 226,336	$ 1,584,838	$ 877,741	$ 2,582,517
Dividend income — affiliated issuers	46	2,527	276	840
Dividend income — non-cash transactions	—	—	—	176,480
Unaffiliated securities lending income	7,077	3,203	6,992	6,049
Affiliated securities lending income	7,120	6,528	22,149	10,283
Foreign taxes withheld	(33,340)	(60,299)	(131,624)	(212,002)
TOTAL INVESTMENT INCOME (LOSS)	207,239	1,536,797	775,534	2,564,167
EXPENSES
Advisory fee	61,652	214,327	53,976	307,107
Trustees’ fees and expenses	191	1,118	280	1,398
Miscellaneous expenses	221	—	—	—
TOTAL EXPENSES	62,064	215,445	54,256	308,505
Expenses waived/reimbursed by the Adviser	—	(72,561)	(16,473)	(103,766)
NET EXPENSES	62,064	142,884	37,783	204,739
NET INVESTMENT INCOME (LOSS)	$ 145,175	$ 1,393,913	$ 737,751	$ 2,359,428
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,379,704)	(1,791,622)	(818,398)	(1,773,440)
Investments — affiliated issuers	(1)	(41)	(20)	(72)
In-kind redemptions — unaffiliated issuers	935,150	2,589,486	878,404	—
In-kind redemptions — affiliated issuers	—	(1,693)	—	—
Foreign currency transactions	2,289	(3,542)	(211)	20,431
Futures contracts	—	—	—	—
Net realized gain (loss)	(442,266)	792,588	59,775	(1,753,081)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	1,214,886	449,971	175,493	4,150,716
Investments — affiliated issuers	—	371	(2)	—
Foreign currency translations	2,293	6,225	(797)	14,734
Futures contracts	—	—	—	—
Net change in unrealized appreciation/depreciation	1,217,179	456,567	174,694	4,165,450
NET REALIZED AND UNREALIZED GAIN (LOSS)	774,913	1,249,155	234,469	2,412,369
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 920,088	$ 2,643,068	$ 972,220	$ 4,771,797
* Includes foreign capital gain taxes	$ —	$ 2,096	$ —	$ —
** Includes foreign deferred taxes	$ —	$ 2,004	$ —	$ —
See accompanying notes to financial statements.
138

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

$ 10,040,798	$ 2,141,023	$ 5,582,746	$ 234,331	$ 803,241	$ 408,427	$ 697,291
3,741	1,273	3,555	19	79	158	809
—	—	—	—	—	—	—
25,654	7,203	12,600	—	776	22	1,038
45,162	3,650	9,029	—	1,455	294	1,700
(771,093)	(265,501)	(606,841)	(30,679)	(82,659)	(4,880)	(27,177)
9,344,262	1,887,648	5,001,089	203,671	722,892	404,021	673,661

1,069,254	259,552	535,471	23,817	49,076	22,864	85,780
5,518	1,359	3,087	95	83	168	362
392	—	176	65	—	3	22
1,075,164	260,911	538,734	23,977	49,159	23,035	86,164
—	—	—	(7,305)	(14,806)	(7,030)	—
1,075,164	260,911	538,734	16,672	34,353	16,005	86,164
$ 8,269,098	$ 1,626,737	$ 4,462,355	$ 186,999	$ 688,539	$ 388,016	$ 587,497

(11,106,246)	(3,046,718)	(6,814,959)	(383,347)	(121,728)	(332,105)	(228,641)
(331)	(305)	(45)	(7)	(4)	(12)	(91)
16,121,437	938,012	8,293,795	814,236	—	(257,176)	23,246
—	—	—	—	—	—	(1,078)
26,321	(26,809)	(45,647)	3,663	535	(453)	(964)
—	—	—	—	—	(550)	—
5,041,181	(2,135,820)	1,433,144	434,545	(121,197)	(590,296)	(207,528)

(17,360,022)	9,558,387	(5,289,822)	1,496,322	4,150,952	(2,087,168)	(596,451)
(16)	—	(52)	(1)	—	—	(2,313)
65,060	(373)	8,431	8,779	1,177	353	1,576
—	—	—	—	—	(1,921)	—
(17,294,978)	9,558,014	(5,281,443)	1,505,100	4,152,129	(2,088,736)	(597,188)
(12,253,797)	7,422,194	(3,848,299)	1,939,645	4,030,932	(2,679,032)	(804,716)
$ (3,984,699)	$ 9,048,931	$ 614,056	$2,126,644	$4,719,471	$(2,291,016)	$(217,219)
$ —	$ —	$ (54,370)	$ —	$ —	$ —	$ —
$ —	$ 11,605	$ 29,363	$ —	$ —	$ —	$ —
139

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,089,011	$ 13,707,302	$ 12,520,846	257,233
Dividend income — affiliated issuers	17,331	3,980	6,915	98
Dividend income — non-cash transactions	—	—	899,200	—
Unaffiliated securities lending income	115,055	81,485	25,075	1,190
Affiliated securities lending income	53,847	97,839	30,986	161
Foreign taxes withheld	(1,440,083)	(959,576)	(620,359)	—
TOTAL INVESTMENT INCOME (LOSS)	10,835,161	12,931,030	12,862,663	258,682
EXPENSES
Advisory fee	2,457,554	1,046,776	1,481,476	17,979
Trustees’ fees and expenses	7,184	4,438	6,174	123
Miscellaneous expenses	—	240	181	—
TOTAL EXPENSES	2,464,738	1,051,454	1,487,831	18,102
Expenses waived/reimbursed by the Adviser	—	—	—	(5,517)
NET EXPENSES	2,464,738	1,051,454	1,487,831	12,585
NET INVESTMENT INCOME (LOSS)	$ 8,370,423	$ 11,879,576	$ 11,374,832	$ 246,097
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,218,691)	(45,799,158)	(12,331,578)	(104,087)
Investments — affiliated issuers	(3,855)	(84)	(1,159)	(10)
In-kind redemptions — unaffiliated issuers	11,849,007	22,605,466	11,124,883	—
Foreign currency transactions	(63,564)	20,258	63,783	96
Net realized gain (loss)	5,562,897	(23,173,518)	(1,144,071)	(104,001)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	74,026,204	(46,594,024)	(73,737,048)	(168,384)
Investments — affiliated issuers	—	(3)	(71)	—
Foreign currency translations	1,414	14,706	(5,093)	23
Net change in unrealized appreciation/depreciation	74,027,618	(46,579,321)	(73,742,212)	(168,361)
NET REALIZED AND UNREALIZED GAIN (LOSS)	79,590,515	(69,752,839)	(74,886,283)	(272,362)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$87,960,938	$(57,873,263)	$ (63,511,451)	$ (26,265)
See accompanying notes to financial statements.
140

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141

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 145,175	$ 422,694	$ 1,393,913	$ 2,162,322
Net realized gain (loss)	(442,266)	(1,040,203)	792,588	13,654,138
Net change in unrealized appreciation/depreciation	1,217,179	(712,310)	456,567	(25,504,269)
Net increase (decrease) in net assets resulting from operations	920,088	(1,329,819)	2,643,068	(9,687,809)
Net equalization credits and charges	—	(12,895)	(82,444)	27,374
Distributions to shareholders	(155,982)	(598,209)	(1,504,244)	(2,546,683)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,427,128	—	10,159,334	26,641,940
Cost of shares redeemed	(8,575,488)	(11,042,880)	(23,902,352)	(97,534,124)
Net income equalization	—	12,895	82,444	(27,374)
Other Capital	—	—	5,223	3,410
Net increase (decrease) in net assets from beneficial interest transactions	(7,148,360)	(11,029,985)	(13,655,351)	(70,916,148)
Net increase (decrease) in net assets during the period	(6,384,254)	(12,970,908)	(12,598,971)	(83,123,266)
Net assets at beginning of period	16,928,446	29,899,354	82,838,466	165,961,732
NET ASSETS AT END OF PERIOD	$10,544,192	$ 16,928,446	$ 70,239,495	$ 82,838,466
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,000	—	100,000	300,000
Shares redeemed	(150,000)	(200,000)	(300,000)	(1,200,000)
Net increase (decrease)	(125,000)	(200,000)	(200,000)	(900,000)
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
142

SPDR Solactive Canada ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)

$ 737,751	$ 639,992	$ 2,359,428	$ 2,184,643	$ 8,269,098	$ 8,091,554
59,775	132,897	(1,753,081)	230,992	5,041,181	(2,464,713)
174,694	153,343	4,165,450	(3,033,649)	(17,294,978)	(1,715,552)
972,220	926,232	4,771,797	(618,014)	(3,984,699)	3,911,289
36,080	(8,870)	202,120	63,743	—	—
(615,083)	(618,682)	(2,113,204)	(2,127,783)	(9,027,284)	(8,422,134)

31,125,025	1,421,080	35,383,721	16,470,423	167,506,481	80,004,903
(5,584,071)	(4,366,949)	—	(6,484,850)	(89,191,382)	(20,899,522)
(36,080)	8,870	(202,120)	(63,743)	—	—
—	—	1,415	—	11,173	2,698
25,504,874	(2,936,999)	35,183,016	9,921,830	78,326,272	59,108,079
25,898,091	(2,638,319)	38,043,729	7,239,776	65,314,289	54,597,234
21,099,561	23,737,880	84,177,081	76,937,305	320,538,093	265,940,859
$46,997,652	$21,099,561	$122,220,810	$84,177,081	$385,852,382	$320,538,093

575,000	25,000	550,000	250,000	2,650,000	1,300,000
(100,000)	(75,000)	—	(100,000)	(1,500,000)	(350,000)
475,000	(50,000)	550,000	150,000	1,150,000	950,000
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
143

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,626,737	$ 1,713,787	$ 4,462,355	$ 7,671,203
Net realized gain (loss)	(2,135,820)	(1,173,367)	1,433,144	(8,577,105)
Net change in unrealized appreciation/depreciation	9,558,014	(1,761,597)	(5,281,443)	(1,306,445)
Net increase (decrease) in net assets resulting from operations	9,048,931	(1,221,177)	614,056	(2,212,347)
Net equalization credits and charges	448,626	212,906	—	—
Distributions to shareholders	(2,646,382)	(820,869)	(5,878,513)	(7,885,947)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,392,626	42,361,340	15,807,288	26,208,036
Cost of shares redeemed	(8,559,275)	—	(131,409,265)	(14,012,108)
Net income equalization	(448,626)	(212,906)	—	—
Other Capital	38,818	43,362	165,298	43,644
Net increase (decrease) in net assets from beneficial interest transactions	16,423,543	42,191,796	(115,436,679)	12,239,572
Net increase (decrease) in net assets during the period	23,274,718	40,362,656	(120,701,136)	2,141,278
Net assets at beginning of period	71,720,499	31,357,843	268,866,509	266,725,231
NET ASSETS AT END OF PERIOD	$94,995,217	$71,720,499	$ 148,165,373	$268,866,509
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	700,000	275,000	450,000
Shares redeemed	(150,000)	—	(2,325,000)	(250,000)
Net increase (decrease)	250,000	700,000	(2,050,000)	200,000
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
144

SPDR Solactive Germany ETF		SPDR Solactive Japan ETF		SPDR Solactive United Kingdom ETF
Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)

$ 186,999	$ 228,491	$ 688,539	$ 168,825	$ 388,016	$ 481,627
434,545	(148,848)	(121,197)	(663,979)	(590,296)	(164,382)
1,505,100	(672,541)	4,152,129	(733,459)	(2,088,736)	(551,147)
2,126,644	(592,898)	4,719,471	(1,228,613)	(2,291,016)	(233,902)
136,083	424	—	43,737	24,001	(8,937)
(89,780)	(241,939)	(180,241)	(313,379)	(444,825)	(450,912)

23,814,811	1,330,529	72,973,539	—	3,489,522	2,391,999
(5,997,147)	(1,349,117)	—	(7,067,661)	(840,487)	(1,290,282)
(136,083)	(424)	—	(43,737)	(24,001)	8,937
—	—	—	—	—	—
17,681,581	(19,012)	72,973,539	(7,111,398)	2,625,034	1,110,654
19,854,528	(853,425)	77,512,769	(8,609,653)	(86,806)	416,903
8,220,934	9,074,359	7,436,818	16,046,471	10,905,981	10,489,078
$28,075,462	$ 8,220,934	$84,949,587	$ 7,436,818	$10,819,175	$10,905,981

425,000	25,000	1,000,000	—	75,000	50,000
(100,000)	(25,000)	—	(100,000)	(25,000)	(25,000)
325,000	—	1,000,000	(100,000)	50,000	25,000
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
145

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 587,497	$ 528,767	$ 8,370,423	$ 9,048,371
Net realized gain (loss)	(207,528)	1,993,284	5,562,897	3,721,927
Net change in unrealized appreciation/depreciation	(597,188)	(1,491,987)	74,027,618	(20,574,692)
Net increase (decrease) in net assets resulting from operations	(217,219)	1,030,064	87,960,938	(7,804,394)
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(552,905)	(637,363)	(8,869,600)	(9,768,703)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,195,709	7,715,033	72,097,299	56,416,552
Cost of shares redeemed	(6,860,732)	(15,400,953)	(51,145,494)	(36,592,543)
Net income equalization	—	—	—	—
Other Capital	793	628	128,898	113,100
Net increase (decrease) in net assets from beneficial interest transactions	18,335,770	(7,685,292)	21,080,703	19,937,109
Net increase (decrease) in net assets during the period	17,565,646	(7,292,591)	100,172,041	2,364,012
Net assets at beginning of period	24,175,471	31,468,062	440,267,123	437,903,111
NET ASSETS AT END OF PERIOD	$ 41,741,117	$ 24,175,471	$540,439,164	$440,267,123
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	100,000	700,000	600,000
Shares redeemed	(100,000)	(200,000)	(500,000)	(400,000)
Net increase (decrease)	200,000	(100,000)	200,000	200,000
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
146

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR Solactive Hong Kong ETF
Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/20	Year Ended 9/30/19(a)

$ 11,879,576	$ 10,634,227	$ 11,374,832	$ 11,635,520	$ 246,097	$ 210,482
(23,173,518)	(1,525,623)	(1,144,071)	(4,321,824)	(104,001)	(43,114)
(46,579,321)	4,027,422	(73,742,212)	35,347,688	(168,361)	(298,439)
(57,873,263)	13,136,026	(63,511,451)	42,661,384	(26,265)	(131,071)
—	162,067	—	—	—	—
(12,320,520)	(11,452,864)	(11,618,270)	(10,356,948)	(179,301)	(143,753)

176,953,193	97,255,977	81,192,434	120,445,493	5,816,580	1,553,519
(170,997,266)	(29,671,050)	(64,843,310)	(5,141,469)	—	—
—	(162,067)	—	—	—	—
10,000	4,025	3,039	4,889	8,215	2,121
5,965,927	67,426,885	16,352,163	115,308,913	5,824,795	1,555,640
(64,227,856)	69,272,114	(58,777,558)	147,613,349	5,619,229	1,280,816
276,689,404	207,417,290	399,822,586	252,209,237	7,361,444	6,080,628
$ 212,461,548	$276,689,404	$341,045,028	$399,822,586	$12,980,673	$7,361,444

2,525,000	1,500,000	1,650,000	2,400,000	100,000	25,000
(2,625,000)	(450,000)	(1,450,000)	(100,000)	—	—
(100,000)	1,050,000	200,000	2,300,000	100,000	25,000
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
147

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 56.43	$ 59.80	$ 62.56	$ 47.42	$ 46.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	1.19	1.41	0.94	1.00
Net realized and unrealized gain (loss) (c)	3.91	(2.75)	(3.00)	15.17	0.43
Total from investment operations	4.52	(1.56)	(1.59)	16.11	1.43
Net equalization credits and charges (b)	—	(0.04)	(0.02)	0.01	(0.04)
Distributions to shareholders from:
Net investment income	(0.70)	(1.77)	(1.15)	(0.98)	(0.80)
Net asset value, end of period	$ 60.25	$ 56.43	$ 59.80	$ 62.56	$ 47.42
Total return (d)	8.06%	(2.59)%	(2.59)%	34.30%	3.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,544	$16,928	$29,899	$18,769	$11,854
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	1.06%	2.14%	2.25%	1.79%	2.13%
Portfolio turnover rate (e)	71%	46%	61%	40%	53%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 92.04	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Income (loss) from investment operations:
Net investment income (loss) (b)	1.84	2.09	1.96	1.82	1.69
Net realized and unrealized gain (loss) (c)	8.49	(0.25)	6.04	11.37	6.47
Total from investment operations	10.33	1.84	8.00	13.19	8.16
Net equalization credits and charges (b)	(0.11)	0.03	0.01	0.17	0.02
Other capital	0.01	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.93)	(2.03)	(1.83)	(1.71)	(1.66)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(1.93)	(2.03)	(1.83)	(1.71)	(1.71)
Net asset value, end of period	$100.34	$ 92.04	$ 92.20	$ 86.02	$ 74.37
Total return (e)	11.18%	2.25%	9.36%	18.16%	12.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,239	$82,838	$165,962	$146,234	$96,683
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.95%	2.39%	2.17%	2.28%	2.38%
Portfolio turnover rate (f)	10%	15%	17%	12%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Canada ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 60.28	$ 59.34	$ 59.62	$ 52.66	$ 46.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.55	1.66	1.28	1.17	1.13
Net realized and unrealized gain (loss) (c)	(3.20)	0.86	(0.21)	6.80	5.90
Total from investment operations	(1.65)	2.52	1.07	7.97	7.03
Net equalization credits and charges (b)	0.08	(0.02)	(0.14)	0.09	0.11
Distributions to shareholders from:
Net investment income	(1.74)	(1.56)	(1.21)	(1.10)	(1.08)
Net asset value, end of period	$ 56.97	$ 60.28	$ 59.34	$ 59.62	$ 52.66
Total return (d)	(2.70)%	4.61%	1.54%	15.52%	15.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,998	$21,100	$23,738	$38,753	$18,430
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.14%	0.30%	0.30%	0.30%
Net investment income (loss)	2.73%	2.92%	2.15%	2.11%	2.30%
Portfolio turnover rate (e)	5%	8%	29%	17%	21%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 67.34	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.52	1.95	2.10	1.72
Net realized and unrealized gain (loss) (c)	0.28	(2.68)	(1.07)	10.56
Total from investment operations	1.80	(0.73)	1.03	12.28
Net equalization credits and charges (b)	0.13	0.06	0.04	0.02
Other capital	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.37)	(1.93)	(1.62)	(1.56)
Net realized gains	—	—	(0.25)	—
Total distributions	(1.37)	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 67.90	$ 67.34	$ 69.94	$ 70.74
Total return (e)	2.83%	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$122,221	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%(f)
Net expenses	0.20%	0.20%	0.20%	0.20%(f)
Net investment income (loss)	2.30%	2.97%	2.93%	2.83%(f)
Portfolio turnover rate (g)	7%	6%	5%	9%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
151

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 62.85	$ 64.08	$ 63.16	$ 55.43	$52.68
Income (loss) from investment operations:
Net investment income (loss) (b)	1.43	1.84	1.85	1.90	1.56
Net realized and unrealized gain (loss) (c)	(0.94)	(1.08)	0.64	6.86	2.70
Total from investment operations	0.49	0.76	2.49	8.76	4.26
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.60)	(1.99)	(1.57)	(1.03)	(1.51)
Net asset value, end of period	$ 61.74	$ 62.85	$ 64.08	$ 63.16	$55.43
Total return (e)	0.69%	1.39%	3.95%	15.92%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$385,852	$320,538	$265,941	$192,644	$8,315
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.32%	3.02%	2.87%	3.20%	2.89%
Portfolio turnover rate (f)	14%	12%	6%	9%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 59.77	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.15	2.15(c)	1.42	1.38
Net realized and unrealized gain (loss) (d)	5.98	(4.16)	(3.17)	9.81
Total from investment operations	7.13	(2.01)	(1.75)	11.19
Net equalization credits and charges (b)	0.32	0.27	0.25	0.17
Other capital	0.03	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.74)	(1.26)	(0.62)	(1.12)
Net realized gains	—	—	(0.44)	—
Total distributions	(1.74)	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 65.51	$ 59.77	$ 62.72	$ 65.27
Total return (e)	12.59%	(2.62)%(c)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$94,995	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)	1.88%	3.54%(c)	2.10%	2.44%(f)
Portfolio turnover rate (g)	17%	7%	8%	2%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
153

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 57.51	$ 59.60	$ 60.69	$ 53.58	$ 47.58
Income (loss) from investment operations:
Net investment income (loss) (b)	1.39	1.63	1.53	1.40	1.27
Net realized and unrealized gain (loss) (c)	(0.70)	(2.02)	(1.35)	6.69	5.69
Total from investment operations	0.69	(0.39)	0.18	8.09	6.96
Other capital	0.05	0.01	0.04	0.01	0.05
Distributions to shareholders from:
Net investment income	(1.81)	(1.71)	(1.31)	(0.99)	(1.01)
Total distributions	(1.81)	(1.71)	(1.31)	(0.99)	(1.01)
Net asset value, end of period	$ 56.44	$ 57.51	$ 59.60	$ 60.69	$ 53.58
Total return (d)	1.18%	(0.52)%	0.23%	15.39%	15.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,165	$268,867	$266,725	$213,945	$116,539
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.50%	2.84%	2.44%	2.50%	2.59%
Portfolio turnover rate (e)	23%	23%	30%	17%	34%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Germany ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 54.81	$60.50	$63.06	$ 52.12	$ 48.44
Income (loss) from investment operations:
Net investment income (loss) (b)	0.89	1.57	1.13	1.39(c)	1.20
Net realized and unrealized gain (loss) (d)	3.48	(5.65)	(2.06)	10.33	3.33
Total from investment operations	4.37	(4.08)	(0.93)	11.72	4.53
Net equalization credits and charges (b)	0.65	0.00(e)	(0.05)	0.58	0.20
Distributions to shareholders from:
Net investment income	(0.72)	(1.61)	(1.58)	(1.36)	(1.05)
Net asset value, end of period	$ 59.11	$54.81	$60.50	$ 63.06	$ 52.12
Total return (f)	9.20%	(6.75)%	(1.64)%	23.78%(c)	9.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,075	$8,221	$9,074	$18,917	$13,031
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.14%	0.30%	0.30%	0.30%
Net investment income (loss)	1.57%	2.85%	1.76%	2.44%(c)	2.37%
Portfolio turnover rate (g)	3%	13%	28%	19%	27%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Japan ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 74.37	$80.23	$ 74.49	$ 67.43	$ 59.76
Income (loss) from investment operations:
Net investment income (loss) (b)	2.11	1.29	1.50	1.16	0.95
Net realized and unrealized gain (loss) (c)	2.55	(5.55)	5.63	6.99	7.42
Total from investment operations	4.66	(4.26)	7.13	8.15	8.37
Net equalization credits and charges (b)	—	0.33	(0.06)	(0.01)	0.27
Distributions to shareholders from:
Net investment income	(1.80)	(1.93)	(1.33)	(1.08)	(0.96)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(1.80)	(1.93)	(1.33)	(1.08)	(0.97)
Net asset value, end of period	$ 77.23	$74.37	$ 80.23	$ 74.49	$ 67.43
Total return (d)	6.28%	(4.71)%	9.52%	12.21%	14.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,950	$7,437	$16,046	$14,897	$13,487
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.14%	0.30%	0.30%	0.30%
Net investment income (loss)	2.81%	1.78%	1.89%	1.67%	1.48%
Portfolio turnover rate (e)	3%	4%	53%	22%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive United Kingdom ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 48.47	$ 52.45	$ 52.99	$48.26	$50.14
Income (loss) from investment operations:
Net investment income (loss) (b)	1.48	2.44	2.34	2.26	1.82
Net realized and unrealized gain (loss) (c)	(8.98)	(3.96)	(1.29)	3.20	(1.77)
Total from investment operations	(7.50)	(1.52)	1.05	5.46	0.05
Net equalization credits and charges (b)	0.09	(0.05)	0.28	1.18	—
Distributions to shareholders from:
Net investment income	(1.72)	(2.41)	(1.87)	(1.91)	(1.93)
Net asset value, end of period	$ 39.34	$ 48.47	$ 52.45	$52.99	$48.26
Total return (d)	(15.91)%	(2.77)%	2.46%	14.13%	0.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,819	$10,906	$10,489	$5,299	$2,413
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.30%	0.30%	0.31%
Net expenses	0.14%	0.14%	0.30%	0.30%	0.31%
Net investment income (loss)	3.39%	5.01%	4.38%	4.49%	3.71%
Portfolio turnover rate (e)	5%	13%	50%	27%	24%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 80.58	$ 78.67	$ 72.02	$ 63.75	$57.96
Income (loss) from investment operations:
Net investment income (loss) (b)	1.67	1.61	1.61	1.58	1.40
Net realized and unrealized gain (loss) (c)	3.07	2.10	6.89	8.20	6.46
Total from investment operations	4.74	3.71	8.50	9.78	7.86
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.84)	(1.80)	(1.48)	(1.51)	(1.37)
Net realized gains	—	—	(0.37)	—	(0.70)
Total distributions	(1.84)	(1.80)	(1.85)	(1.51)	(2.07)
Net asset value, end of period	$ 83.48	$ 80.58	$ 78.67	$ 72.02	$63.75
Total return (e)	5.87%	4.99%	11.93%	15.53%	13.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,741	$24,175	$31,468	$21,606	$6,375
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.05%	2.13%	2.13%	2.32%	2.29%
Portfolio turnover rate (f)	18%	14%	18%	12%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 93.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62
Income (loss) from investment operations:
Net investment income (loss) (b)	1.66	1.89	1.93	1.71	1.38
Net realized and unrealized gain (loss) (c)	16.72	(3.50)	(1.22)	16.67	10.81
Total from investment operations	18.38	(1.61)	0.71	18.38	12.19
Other capital	0.03	0.02	0.01	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.79)	(2.05)	(1.90)	(1.81)	(2.89)
Net asset value, end of period	$ 110.29	$ 93.67	$ 97.31	$ 98.49	$ 81.92
Total return (e)	19.82%	(1.56)%	0.63%	23.02%	17.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$540,439	$440,267	$437,903	$413,653	$335,858
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.67%	2.01%	1.86%	1.98%	1.85%
Portfolio turnover rate (f)	8%	14%	5%	4%	1%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 67.49	$ 68.01	$ 67.64	$ 63.21	$ 58.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.72	2.85	2.84	2.44	2.56
Net realized and unrealized gain (loss) (c)	(14.24)	(0.34)	(0.04)	4.19	4.87
Total from investment operations	(11.52)	2.51	2.80	6.63	7.43
Net equalization credits and charges (b)	—	0.04	0.06	0.10	0.08
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(2.85)	(3.07)	(2.49)	(2.30)	(2.61)
Net realized gains	—	—	—	—	(0.29)
Total distributions	(2.85)	(3.07)	(2.49)	(2.30)	(2.90)
Net asset value, end of period	$ 53.12	$ 67.49	$ 68.01	$ 67.64	$ 63.21
Total return (e)	(17.21)%	3.98%	4.23%	10.83%	13.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,462	$276,689	$207,417	$165,725	$104,298
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.54%	4.31%	4.12%	3.76%	4.27%
Portfolio turnover rate (f)	82%	53%	39%	47%	49%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 53.31	$ 48.50	$ 51.82	$ 47.69	$ 43.31
Income (loss) from investment operations:
Net investment income (loss) (b)	1.48	1.86	1.81	1.73	1.58
Net realized and unrealized gain (loss) (c)	(8.96)	4.63	(3.55)	4.03	4.23
Total from investment operations	(7.48)	6.49	(1.74)	5.76	5.81
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.54)	(1.68)	(1.58)	(1.63)	(1.43)
Net asset value, end of period	$ 44.29	$ 53.31	$ 48.50	$ 51.82	$ 47.69
Total return (e)	(14.46)%	13.76%	(3.43)%	12.35%	13.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$341,045	$399,823	$252,209	$181,377	$85,850
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.07%	3.69%	3.61%	3.54%	3.55%
Portfolio turnover rate (f)	15%	14%	21%	22%	21%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Hong Kong ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	For the Period 09/18/18* - 9/30/18(a)
Net asset value, beginning of period	$ 58.89	$60.81	$60.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.61	1.81	0.02
Net realized and unrealized gain (loss) (c)	(1.43)	(2.56)	0.69
Total from investment operations	0.18	(0.75)	0.71
Other capital	0.05	0.02	0.10
Distributions to shareholders from:
Net investment income	(1.43)	(1.19)	—
Net asset value, end of period	$ 57.69	$58.89	$60.81
Total return (d)	0.30%	(1.29)%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,981	$7,361	$6,081
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%(e)
Net expenses	0.14%	0.14%	0.14%(e)
Net investment income (loss)	2.74%	2.90%	0.80%(e)
Portfolio turnover rate (f)	8%	5%	0%(g)(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
162

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive United Kingdom ETF, SPDR S&P Emerging Asia Pacific ETF and SPDR Solactive Hong Kong ETF which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
163

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
164

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR EURO STOXX Small Cap ETF, SPDR Solactive Japan ETF and SPDR S&P Global Dividend ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign securities. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2020:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR Solactive Germany ETF
SPDR Solactive United Kingdom ETF
165

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2020, the SPDR Solactive United Kingdom ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
166

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Solactive United Kingdom ETF
Futures Contracts	$—	$—	$—	$1,920	$—	$1,920
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Solactive United Kingdom ETF
Futures Contracts	$—	$—	$—	$550	$—	$550
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Solactive United Kingdom ETF
Futures Contracts	$—	$—	$—	$(1,921)	$—	$(1,921)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI Low Carbon Target ETF	0.30 (1)
SPDR Solactive Canada ETF	0.20 (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30 (1)
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR Solactive Germany ETF	0.20 (1)
SPDR Solactive Japan ETF	0.20 (1)
SPDR Solactive United Kingdom ETF	0.20 (1)
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
167

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Annual Rate
SPDR S&P Global Infrastructure ETF	0.40%
SPDR Solactive Hong Kong ETF	0.20 (1)
(1)	The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2021, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, of the SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF are limited to 0.20%, 0.14%, 0.20%, 0.14%, 0.14%, 0.14%, and 0.14%, respectively, of the applicable Fund’s average daily net assets. Each contractual fee waiver and/or expense reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and a waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2021. Each waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board. For the year ended September 30, 2020, amounts waived/reimbursed by the Adviser for the SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF were $72,561, $16,473, $103,766, $7,305, $14,806, $7,030 and $5,517 respectively.
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Schedules of Investments.
168

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2020, were as follows:
	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$ 9,782,861	$ 9,716,370
SPDR MSCI ACWI Low Carbon Target ETF	7,403,506	7,927,445
SPDR Solactive Canada ETF	1,591,291	1,472,980
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	8,992,242	6,923,255
SPDR MSCI EAFE StrategicFactors ETF	56,591,134	48,999,103
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	29,191,460	14,394,951
SPDR MSCI Emerging Markets StrategicFactors ETF	41,495,454	101,052,824
SPDR Solactive Germany ETF	769,901	400,443
SPDR Solactive Japan ETF	1,242,249	710,277
SPDR Solactive United Kingdom ETF	579,395	648,055
SPDR MSCI World StrategicFactors ETF	5,840,411	5,263,373
SPDR S&P Emerging Asia Pacific ETF	69,157,205	40,540,420
SPDR S&P Global Dividend ETF	221,212,558	212,365,272
SPDR S&P Global Infrastructure ETF	57,096,850	56,212,828
SPDR Solactive Hong Kong ETF	6,204,854	681,517
For the period ended September 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$ 1,426,894	$ 8,598,555	$ 935,150
SPDR MSCI ACWI Low Carbon Target ETF	9,067,410	22,128,232	2,587,793
SPDR Solactive Canada ETF	31,083,082	5,583,548	878,404
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	33,503,039	—	—
SPDR MSCI EAFE StrategicFactors ETF	155,266,909	86,011,914	16,121,437
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	6,353,005	4,256,562	938,012
SPDR MSCI Emerging Markets StrategicFactors ETF	4,297,904	60,611,652	8,293,795
SPDR Solactive Germany ETF	23,796,100	5,997,592	814,236
SPDR Solactive Japan ETF	72,418,894	—	—
SPDR Solactive United Kingdom ETF	3,470,409	840,632	(257,176)
SPDR MSCI World StrategicFactors ETF	24,498,499	6,808,037	22,168
169

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Emerging Asia Pacific ETF	$ 21,276,334	$ 31,279,437	$ 11,849,007
SPDR S&P Global Dividend ETF	169,473,263	170,420,171	22,605,466
SPDR S&P Global Infrastructure ETF	78,974,539	63,669,099	11,124,883
SPDR Solactive Hong Kong ETF	337,683	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses. foreign capital gains taxes, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the periods ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 155,982	$—	$ 155,982
SPDR MSCI ACWI Low Carbon Target ETF	1,504,244	—	1,504,244
SPDR Solactive Canada ETF	615,083	—	615,083
170

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$ 2,113,204	$—	$ 2,113,204
SPDR MSCI EAFE StrategicFactors ETF	9,027,284	—	9,027,284
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,646,382	—	2,646,382
SPDR MSCI Emerging Markets StrategicFactors ETF	5,878,513	—	5,878,513
SPDR Solactive Germany ETF	89,780	—	89,780
SPDR Solactive Japan ETF	180,241	—	180,241
SPDR Solactive United Kingdom ETF	444,825	—	444,825
SPDR MSCI World StrategicFactors ETF	552,905	—	552,905
SPDR S&P Emerging Asia Pacific ETF	8,869,600	—	8,869,600
SPDR S&P Global Dividend ETF	12,320,520	—	12,320,520
SPDR S&P Global Infrastructure ETF	11,618,271	—	11,618,271
SPDR Solactive Hong Kong ETF	179,301	—	179,301
The tax character of distributions paid during the periods ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 598,209	$ —	$ 598,209
SPDR MSCI ACWI Low Carbon Target ETF	2,546,683	—	2,546,683
SPDR Solactive Canada ETF	618,682	—	618,682
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,127,783	—	2,127,783
SPDR MSCI EAFE StrategicFactors ETF	8,422,134	—	8,422,134
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	820,869	—	820,869
SPDR MSCI Emerging Markets StrategicFactors ETF	7,885,947	—	7,885,947
SPDR Solactive Germany ETF	241,939	—	241,939
SPDR Solactive Japan ETF	313,379	—	313,379
SPDR Solactive United Kingdom ETF	450,912	—	450,912
SPDR MSCI World StrategicFactors ETF	637,363	—	637,363
SPDR S&P Emerging Asia Pacific ETF	9,768,703	—	9,768,703
SPDR S&P Global Dividend ETF	11,452,864	—	11,452,864
SPDR S&P Global Infrastructure ETF	10,356,948	—	10,356,948
SPDR Solactive Hong Kong ETF	143,753	—	143,753
At September 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX Small Cap ETF	$ 113,143	$ (3,768,627)	$—	$ (523,279)	$ (4,178,763)
SPDR MSCI ACWI Low Carbon Target ETF	409,367	(3,420,686)	—	7,421,873	4,410,554
SPDR Solactive Canada ETF	349,710	(1,996,798)	—	887,173	(759,915)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	1,017,400	(2,566,315)	—	3,874,061	2,325,146
SPDR MSCI EAFE StrategicFactors ETF	2,293,226	(16,302,612)	—	(11,892,000)	(25,901,386)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	165,206	(4,032,639)	—	7,552,021	3,684,588
SPDR MSCI Emerging Markets StrategicFactors ETF	1,989,529	(27,553,841)	—	5,350,648	(20,213,664)
SPDR Solactive Germany ETF	345,808	(1,543,377)	—	300,408	(897,161)
SPDR Solactive Japan ETF	797,482	(1,366,259)	—	3,095,003	2,526,226
SPDR Solactive United Kingdom ETF	—	(1,439,233)	—	(3,066,588)	(4,505,821)
SPDR MSCI World StrategicFactors ETF	216,501	(600,636)	—	526,533	142,398
171

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P Emerging Asia Pacific ETF	$5,678,699	$(73,786,460)	$—	$101,264,898	$ 33,157,137
SPDR S&P Global Dividend ETF	2,620,928	(57,106,183)	—	(47,712,860)	(102,198,115)
SPDR S&P Global Infrastructure ETF	2,296,631	(40,336,479)	—	(36,821,620)	(74,861,468)
SPDR Solactive Hong Kong ETF	135,406	(103,520)	—	(440,004)	(408,118)
As of September 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX Small Cap ETF	$ 1,919,678	$ 1,848,949
SPDR MSCI ACWI Low Carbon Target ETF	656,064	2,764,622
SPDR Solactive Canada ETF	284,745	1,712,053
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	706,178	1,860,137
SPDR MSCI EAFE StrategicFactors ETF	5,225,490	11,077,122
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,532,675	2,499,964
SPDR MSCI Emerging Markets StrategicFactors ETF	8,369,445	19,184,396
SPDR Solactive Germany ETF	162,063	1,381,314
SPDR Solactive Japan ETF	751,155	615,104
SPDR Solactive United Kingdom ETF	450,315	988,918
SPDR MSCI World StrategicFactors ETF	154,301	446,335
SPDR S&P Emerging Asia Pacific ETF	16,779,388	57,007,072
SPDR S&P Global Dividend ETF	37,867,493	19,238,690
SPDR S&P Global Infrastructure ETF	7,923,938	32,412,541
SPDR Solactive Hong Kong ETF	74,598	28,922
As of September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$ 11,250,294	$ 897,916	$ 1,421,214	$ (523,298)
SPDR MSCI ACWI Low Carbon Target ETF	63,672,597	15,022,679	7,602,792	7,419,887
SPDR Solactive Canada ETF	50,478,766	3,519,890	2,632,091	887,799
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	118,416,137	18,282,242	14,417,750	3,864,492
SPDR MSCI EAFE StrategicFactors ETF	396,750,296	40,792,817	52,726,790	(11,933,973)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	87,626,014	18,851,887	11,297,982	7,553,905
SPDR MSCI Emerging Markets StrategicFactors ETF	143,129,022	30,190,085	24,552,772	5,637,313
SPDR Solactive Germany ETF	27,657,038	1,361,773	1,065,040	296,733
SPDR Solactive Japan ETF	82,689,209	5,570,850	2,476,786	3,094,064
SPDR Solactive United Kingdom ETF	13,798,959	786,983	3,851,774	(3,064,791)
SPDR MSCI World StrategicFactors ETF	41,507,943	3,788,748	3,262,969	525,779
SPDR S&P Emerging Asia Pacific ETF	439,734,263	193,748,904	92,484,121	101,264,783
SPDR S&P Global Dividend ETF	266,166,485	3,686,912	51,406,624	(47,719,712)
SPDR S&P Global Infrastructure ETF	386,525,368	23,453,036	60,268,301	(36,815,265)
SPDR Solactive Hong Kong ETF	13,373,794	1,135,555	1,575,562	(440,007)
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$ 344,055	$ 217,045	$ 132,526	$ 349,571
SPDR MSCI ACWI Low Carbon Target ETF	1,573,922	1,095,112	549,817	1,644,929
SPDR Solactive Canada ETF	6,176,031	4,544,392	1,984,397	6,528,789
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	3,358,318	599,372	2,924,109	3,523,481
SPDR MSCI EAFE StrategicFactors ETF	7,521,344	1,486,278	6,509,912	7,996,190
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,221,113	431,024	818,815	1,249,839
SPDR MSCI Emerging Markets StrategicFactors ETF	2,063,698	1,006,930	1,118,029	2,124,959
SPDR Solactive Japan ETF	3,933,256	1,465,615	2,705,780	4,171,395
SPDR Solactive United Kingdom ETF	26,116	9,200	19,872	29,072
SPDR MSCI World StrategicFactors ETF	779,891	443,402	378,525	821,927
SPDR S&P Emerging Asia Pacific ETF	9,032,528	2,793,649	6,748,709	9,542,358
SPDR S&P Global Dividend ETF	23,002,318	7,914,669	16,344,792	24,259,461
SPDR S&P Global Infrastructure ETF	31,498,122	8,696,630	24,734,012	33,430,642
SPDR Solactive Hong Kong ETF	88,289	—	93,034	93,034
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
173

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2020:
		Remaining Contractual Maturity of the Agreements As of September 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$ 217,045	$—	$—	$—	$ 217,045	$ 217,045
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	1,095,112	—	—	—	1,095,112	1,095,112
SPDR Solactive Canada ETF	Common Stocks	4,544,392	—	—	—	4,544,392	4,544,392
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	599,372	—	—	—	599,372	599,372
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	1,486,278	—	—	—	1,486,278	1,486,278
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	431,024	—	—	—	431,024	431,024
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	1,006,930	—	—	—	1,006,930	1,006,930
SPDR Solactive Japan ETF	Common Stocks	1,465,615	—	—	—	1,465,615	1,465,615
SPDR Solactive United Kingdom ETF	Common Stocks	9,200	—	—	—	9,200	9,200
SPDR MSCI World StrategicFactors ETF	Common Stocks	443,402	—	—	—	443,402	443,402
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	2,793,649	—	—	—	2,793,649	2,793,649
SPDR S&P Global Dividend ETF	Common Stocks	7,914,669	—	—	—	7,914,669	7,914,669
SPDR S&P Global Infrastructure ETF	Common Stocks	8,696,630	—	—	—	8,696,630	8,696,630
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2020:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of September 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
174

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity.
Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
175

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
176

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR EURO STOXX Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF, and SPDR Solactive Hong Kong ETF and the Board of Trustees of SPDR Index Shares Funds.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR EURO STOXX Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF, and SPDR Solactive Hong Kong ETF (collectively referred to as the “Funds”) (fifteen of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments or summary schedules of investments, as of September 30, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of September 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (fifteen of the funds constituting SPDR Index Shares Funds) at September 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statements of changes in net assets for the year ended September 30, 2019, and the financial highlights for the periods ended prior to October 1, 2019, were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
177

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 25, 2020
178

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.45%	$1,288.70	$2.57	$1,022.80	$2.28
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,291.10	1.15	1,024.00	1.01
SPDR Solactive Canada ETF	0.20	1,267.90	1.13	1,024.00	1.01
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,217.30	1.11	1,024.00	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,163.00	1.62	1,023.50	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	1,286.30	1.71	1,023.50	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,216.40	1.66	1,023.50	1.52
SPDR Solactive Germany ETF	0.14	1,356.90	0.82	1,024.30	0.71
SPDR Solactive Japan ETF	0.14	1,185.70	0.76	1,024.30	0.71
SPDR Solactive United Kingdom ETF	0.14	1,075.30	0.73	1,024.30	0.71
SPDR MSCI World StrategicFactors ETF	0.30	1,214.70	1.66	1,023.50	1.52
SPDR S&P Emerging Asia Pacific ETF	0.49	1,314.40	2.84	1,022.60	2.48
SPDR S&P Global Dividend ETF	0.40	1,129.10	2.13	1,023.00	2.02
SPDR S&P Global Infrastructure ETF	0.40	1,151.20	2.15	1,023.00	2.02
SPDR Solactive Hong Kong ETF	0.14	1,108.90	0.74	1,024.30	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
179

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX Small Cap ETF	$ 21,651
SPDR Solactive Canada ETF	58,267
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	160,049
SPDR MSCI EAFE StrategicFactors ETF	557,680
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	254,949
SPDR MSCI Emerging Markets StrategicFactors ETF	637,483
SPDR Solactive Germany ETF	31,818
SPDR Solactive Japan ETF	80,537
SPDR Solactive United Kingdom ETF	3,862
SPDR S&P Emerging Asia Pacific ETF	1,387,378
SPDR S&P Global Dividend ETF	413,417
SPDR S&P Global Infrastructure ETF	440,805
The amount of foreign source income earned on the following Funds during the year ended September 30, 2020 was as follows:
Amount
SPDR EURO STOXX Small Cap ETF	$ 226,560
SPDR Solactive Canada ETF	877,290
180

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Amount
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$ 2,759,509
SPDR MSCI EAFE StrategicFactors ETF	10,144,127
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,140,329
SPDR MSCI Emerging Markets StrategicFactors ETF	5,572,586
SPDR Solactive Germany ETF	479,257
SPDR Solactive Japan ETF	803,241
SPDR Solactive United Kingdom ETF	408,426
SPDR S&P Emerging Asia Pacific ETF	12,077,152
SPDR S&P Global Dividend ETF	10,865,331
SPDR S&P Global Infrastructure ETF	7,602,863
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
181

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
182

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
183

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair)
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
					(Director);
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
					Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
184

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005-March 2020); Retired Executive Vice President, State Street Global Advisors (2012-March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- March 2020); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	136	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
185

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Deputy Treasurer of Elfun Funds (July 2016 - present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 - present); Treasurer of Elfun Funds (June 2011 - July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
186

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
187

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRIDEXAR

Annual Report
September 30, 2020
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX 50® Index is designed to represent the performance of some of the largest companies across components of the 19 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.
The MSCI ACWI ex USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of large- and mid-cap securities in developed and emerging market countries excluding the United States.
The S&P Emerging Markets Dividend Opportunities Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The Index includes publicly traded companies with float-adjusted market cap of at least $300 million and three-month average daily value traded above the liquidity threshold of U.S. $1 million as of the rebalancing reference date. Stocks must have stable or increasing three-year dividend growth and stocks must be profitable, as measured by positive earnings per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date. The Index is weighted based on trailing twelve-month dividend yield.
The S&P ® Emerging Markets Under USD2 Billion Index is a float adjusted market capitalization weighted index designed to represent the small capitalization segment of emerging countries included in the S&P Global BMI (Broad Market Index). A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country.
The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index).
See accompanying notes to financial statements.
1

SPDR EURO STOXX 50 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50 Index. The Fund’s benchmark is the EURO STOXX 50 Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.65%, and the Index was –1.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The Fund’s performance was driven primarily by uncertainty surrounding COVID-19, including government mandated lockdowns and unprecedented fiscal and monetary stimulus. The year started strong, with positive performance in January. However, news of the novel coronavirus stemming from China began weighing on global returns in February, as the virus began to spread throughout Europe. Uncertainty around the economic impact of the virus and each country’s prevention methods drove a risk-off sentiment that led to a decline in equity values through March. A breakdown in OPEC negotiations between Russia and Saudi Arabia in March also hurt global markets, as oil prices plummeted to their lowest levels since 1999. The second quarter saw the start of a rebound for both oil prices and global equities, with increased coordination among OPEC+ countries, support from global central banks, and fiscal stimulus measures to boost the economy. Weak economic indicators, such as job losses and declining retail sales, were reported in April, followed by encouraging data in May, signaling lockdowns and stimulus packages were succeeding. In the third quarter Euro area experienced uneven growth and had few positive surprises given the rising infection rate. Italy and Spain, which depend much on tourism and hospitality, lagged, compared with countries such as Germany and France. Continued uncertainty over Brexit remained a risk to the recovery momentum in the United Kingdom and Europe. Europe’s positive performance was led by Consumer Discretionary and Industrials but dragged down by Financials and Energy.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Siemens, SAP, and ASML. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Santander SA, Airbus SE and TOTAL SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Euro Stoxx 50 Index	Net Asset Value	Market Value	Euro Stoxx 50 Index
ONE YEAR	(1.65)	(1.74)	(1.72)	(1.65)	(1.74)	(1.72)
FIVE YEARS	24.07	23.53	23.17	4.41	4.32	4.26
TEN YEARS	36.38	36.66	32.72	3.15	3.17	2.87
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
SAP SE	6.1%
ASML Holding NV	5.6
Linde PLC	4.7
LVMH Moet Hennessy Louis Vuitton SE	4.4
Sanofi	4.1
Siemens AG	3.4
TOTAL SE	3.2
Unilever NV	3.0
Allianz SE	2.9
L'Oreal SA	2.8
TOTAL	40.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI ACWI ex-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-US) equity markets. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.44%, and the Index was 3.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, lending, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
The MSCI ACWI ex-US ETF started off the Reporting Period in positive territory as investors balanced weak manufacturing data and the likelihood of lower interest rates with improved third quarter earnings expectations. During the first quarter of 2020, the world was dealing with a global pandemic which put significant pressure on global equity markets. The Fund was hit profoundly with negative returns of over 23% during those same three months as the Fed continued to lower interest rates to nearly zero with an emergency 50 basis point cut in early March. However, by June a steady stream of encouraging data emerged. Policymakers delivered on multiple fronts in the context of stopping the spread of the pandemic and supporting the economy. Monetary policy stimulus packages allowed central banks to introduce a variety of liquidity programs to help stabilize the economy. This positive momentum continued into the last quarter of the Reporting Period as global economic growth continued to rebound amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. This rebound helped the Fund gain back earlier losses and end the period in slightly positive territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Taiwan Semiconductor Manufacturing Co., Ltd. and Alibaba Group Holding Ltd. Sponsored ADR.
The top negative contributors to the Fund’s performance during the Reporting Period were HSBC Holdings Plc, BP p.l.c., and Royal Dutch Shell Plc Class B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR MSCI ACWI ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Ex USA Index	Net Asset Value	Market Value	MSCI ACWI Ex USA Index
ONE YEAR	2.44	2.63	3.00	2.44	2.63	3.00
FIVE YEARS	35.48	35.19	35.29	6.26	6.22	6.23
TEN YEARS	48.90	49.77	48.07	4.06	4.12	4.00
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.34% (0.30% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.8
Tencent Holdings, Ltd.	1.8
Nestle SA	1.7
Samsung Electronics Co., Ltd. GDR	1.2
Roche Holding AG	1.2
Novartis AG	1.0
SAP SE	0.8
ASML Holding NV	0.8
Novo Nordisk A/S Class B	0.7
TOTAL	13.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR S&P Emerging Markets Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. The Fund’s benchmark is the S&P Emerging Markets Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –15.71%, and the Index was –14.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, trading costs, depository receipts and slight security misweights have contributed to the difference between the Fund’s performance and that of the Index.
While MSCI Emerging Markets index was up 10.54% for the reporting period, the Fund was down –15.71% as the companies struggled paying dividends amid COVID 19 crisis. The Fund’s return lagged behind MSCI World ex US index which returned 0.16% and behind the S&P 500 index, which was up 15.15%. In the last quarter of 2019 progress appeared to take shape on a couple of the most prominent geopolitical issues overhanging the market. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced – as well as speculation surrounding Chinese purchases of US agricultural products – lifted spirits in early October. The US dollar depreciated against most other currencies and improving tech-related factory output provided support to emerging markets in Asia.
In the first quarter of 2020 the spread of the Coronavirus Disease 2019 (COVID-19) paired with social distancing, temporary lock-downs and quarantines and other mobility restrictions, inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering and the Index dropped –29.72%. Led by the United States (US), economic growth rebounded strongly across the globe in the second and third quarters amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. The rebound was not enough to recoup the deep losses suffered during the first quarter. Weakening fiscal support, geo-political concerns related to the US election and worsening US-China relations remained key risks to recovery.
On the country level, the top positive contributors were China, Philippines, and Qatar. The bottom contributing countries were Chile, Greece, and South Africa. On the sector level, Information Technology, Real Estate and Consumer Discretionary were the top contributing sectors to the Fund’s return. Health Care, Financials and Industrials were the bottom contributing sectors to the Fund’s return.
The Fund used MSCI Emerging Markets Index equity futures contracts in order to gain exposure to the market for the cash and cash equivalents within the Fund during the Reporting Period. The Fund’s use of these futures contracts did not result in significant tracking error between the Fund and the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Xinyi Glass Holdings Limited, and Longfor Group Holdings Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Absa Group Limited, Nedbank Group Limited, and Foschini Group Limited.
See accompanying notes to financial statements.
8

SPDR S&P Emerging Markets Dividend ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Emerging Markets Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index
ONE YEAR	(15.71)	(15.25)	(14.88)	(15.71)	(15.25)	(14.88)
FIVE YEARS	17.76	17.98	25.49	3.32	3.36	4.65
SINCE INCEPTION(1)	(25.30)	(25.24)	(14.83)	(2.99)	(2.98)	(1.66)
(1)	For the period February 23, 2011 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Formosa Plastics Corp.	3.1%
Pegatron Corp.	3.1
Wal-Mart de Mexico SAB de CV	2.9
Advanced Info Service PCL NVDR	2.9
Power Grid Corp. of India, Ltd.	2.9
Fomento Economico Mexicano SAB de CV	2.9
Quanta Computer, Inc.	2.9
ITC, Ltd.	2.8
Radiant Opto-Electronics Corp.	2.6
Lenovo Group, Ltd.	2.6
TOTAL	28.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
11

SPDR S&P Emerging Markets Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. The Fund’s benchmark is the S&P Emerging Markets Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 4.75%, and the Index was 5.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Fund added over 7% over the first quarter of the Reporting Period, reflecting strong gains in December as trade tensions between the US and China eased, the US dollar depreciated against several currencies, and manufacturing data improved. The Fund declined over 30% over the first quarter of 2020 as all asset classes were hit hard when a global pandemic was declared. Small cap securities tend to be more volatile and underperform during large drawdowns. Over the first quarter of 2020, the Fund underperformed large and mid-cap emerging market equities (as measured by the S&P Emerging Markets Large MidCap Index) by about 5%. However, small cap securities also offer exposure to more growth opportunities. As lockdowns eased and markets began to recover, the Fund managed to recoup its losses to end the Reporting Period up 4.75%. Strong performance led by the technology sector helped Taiwan, the largest weight in the Fund, to be the top contributor to the Fund’s performance. Brazil was particularly devasted by the global pandemic and declined over 45% in US dollars in March alone. Unprecedented fiscal and monetary stimulus across several economies, including both emerging and developed markets, have helped provide some stability, however weakening fiscal support, geo-political concerns and worsening US-China relations remained key risks to recovery.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Silergy Corp., Adani Green Energy Limited and Supermax Corp. Bhd. The top negative contributors to the Fund’s performance during the Reporting Period were Vukile Property Fund Limited, CVC Brasil Operadora e Agencia de Viagens SA and Cia Hering SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Emerging Markets Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index
ONE YEAR	4.75	5.23	5.70	4.75	5.23	5.70
FIVE YEARS	37.60	37.85	36.78	6.59	6.63	6.46
TEN YEARS	9.38	9.20	16.63	0.90	0.88	1.55
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Teco Electric and Machinery Co., Ltd.	0.3%
Radiant Opto-Electronics Corp.	0.3
Sinbon Electronics Co., Ltd.	0.3
Elan Microelectronics Corp.	0.3
Lien Hwa Industrial Holdings Corp.	0.3
Woolworths Holdings, Ltd.	0.3
Chinasoft International, Ltd.	0.3
SPAR Group, Ltd.	0.3
Goldsun Building Materials Co., Ltd.	0.2
Bolsa Mexicana de Valores SAB de CV	0.2
TOTAL	2.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
14

SPDR S&P International Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside of the United States that offer high dividend yields. The Fund’s benchmark is the S&P International Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –9.24%, and the Index was –9.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
While MSCI EAFE index was up 0.50% for the reporting period, the Fund was down –9.24% as the companies struggled paying dividends amid COVID 19 crisis. The Fund’s return lagged behind MSCI World ex US index which returned 0.16% and behind the S&P 500 index, which was up 15.15%. In the last quarter of 2019 progress appeared to take shape on a couple of the most prominent geopolitical issues overhanging the market. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced – as well as speculation surrounding Chinese purchases of US agricultural products – lifted spirits in early October. The US dollar depreciated against most other currencies and improving tech-related factory output provided support to emerging markets in Asia.
In the first quarter of 2020 the spread of the Coronavirus Disease 2019 (COVID-19) paired with social distancing, temporary lock-downs and quarantines and other mobility restrictions, inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering and the Index dropped –23.21%. Led by the United States (US), economic growth rebounded strongly across the globe in the second and third quarters amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. The rebound was not enough to recoup the deep losses suffered during the first quarter. Weakening fiscal support, geo-political concerns related to the US election and worsening US-China relations remained key risks to recovery.
On the country level, the top positive contributors were Finland, Germany, and Portugal. The bottom contributing countries were Australia, Canada, and Hong Kong. On sector level, Utilities, Information Technology, and Health Care were the top contributing sectors to the Fund’s return. Financials, Real Estate, and Industrials were the bottom contributing sectors to the Fund’s return.
The Fund used swaps in order to gain exposure to stocks in the Index during the Reporting Period. The Fund’s use of swaps helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor, EDP-Energias de Portugal and Kone Oyj. The top negative contributors to the Fund’s performance during the Reporting Period were Australia New Zealand Banking Group, Westpac Banking Corp, and Eni S.p.A.
See accompanying notes to financial statements.
15

SPDR S&P International Dividend ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR S&P International Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P International Dividend Opportunities Index	Net Asset Value	Market Value	S&P International Dividend Opportunities Index
ONE YEAR	(9.24)	(9.13)	(9.21)	(9.24)	(9.13)	(9.21)
FIVE YEARS	25.34	25.31	28.23	4.62	4.62	5.10
TEN YEARS	6.39	6.49	9.66	0.62	0.63	0.93
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
TOTAL SE	2.1%
Telenor ASA	1.8
BCE, Inc.	1.6
Shaw Communications, Inc. Class B	1.6
Enagas SA	1.6
SK Telecom Co., Ltd.	1.5
Endesa SA	1.5
Canadian Imperial Bank of Commerce	1.5
TELUS Corp.	1.5
National Grid PLC	1.4
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
18

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	526,476	$ 28,538,037
CHINA — 1.5%
Prosus NV (a)	277,444	25,604,639
FINLAND — 2.1%
Kone Oyj Class B	253,710	22,331,338
Nokia Oyj (a)	3,537,768	13,897,694
		36,229,032
FRANCE — 34.7%
Air Liquide SA	295,531	46,958,145
Airbus SE (a)	361,889	26,340,604
AXA SA	1,290,646	23,876,608
BNP Paribas SA (a)	719,573	26,136,942
Danone SA	405,157	26,235,439
Engie SA (a)	1,163,585	15,582,345
EssilorLuxottica SA (a)	185,089	25,209,743
Kering SA	46,515	30,960,218
L'Oreal SA	152,088	49,508,869
LVMH Moet Hennessy Louis Vuitton SE	165,669	77,592,172
Pernod Ricard SA	125,256	19,997,918
Safran SA (a)	219,969	21,781,024
Sanofi	712,046	71,248,937
Schneider Electric SE	343,906	42,768,008
TOTAL SE (b)	1,656,023	56,704,537
Vinci SA	350,005	29,354,207
Vivendi SA	541,293	15,106,991
		605,362,707
GERMANY — 29.8%
Adidas AG (a)	116,442	37,700,287
Allianz SE	260,381	49,959,062
BASF SE	573,179	34,937,767
Bayer AG	613,113	38,328,145
Bayerische Motoren Werke AG	200,508	14,575,449
Daimler AG	523,815	28,277,087
Deutsche Boerse AG	118,887	20,884,053
Deutsche Post AG	613,128	27,968,511
Deutsche Telekom AG	2,023,504	33,908,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	87,409	22,201,545
See accompanying notes to financial statements.
19

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SAP SE	683,077	$ 106,342,166
Siemens AG	467,101	59,090,863
Siemens Energy AG (a)	233,550	6,299,068
Volkswagen AG Preference Shares (a)	114,551	18,456,707
Vonovia SE	320,239	21,998,455
		520,927,377
IRELAND — 1.0%
CRH PLC	500,354	18,112,675
ITALY — 4.3%
Enel SpA	4,848,220	42,173,315
Eni SpA	1,571,828	12,327,355
Intesa Sanpaolo SpA (a)	11,276,848	21,197,754
		75,698,424
NETHERLANDS — 11.2%
Adyen NV (a)(c)	17,392	32,070,725
ASML Holding NV	265,715	98,057,634
ING Groep NV (a)	2,440,714	17,335,767
Koninklijke Ahold Delhaize NV	688,749	20,393,462
Koninklijke Philips NV (a)	568,438	26,796,480
		194,654,068
SPAIN — 5.7%
Amadeus IT Group SA	281,888	15,731,165
Banco Santander SA (a)	10,398,342	19,504,917
Iberdrola SA	3,617,943	44,589,544
Industria de Diseno Textil SA	695,428	19,408,757
		99,234,383
UNITED KINGDOM — 7.6%
Linde PLC (a)	344,582	81,582,593
Unilever NV	856,172	51,705,512
		133,288,105
TOTAL COMMON STOCKS (Cost $1,861,933,662)		1,737,649,447

See accompanying notes to financial statements.
20

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	513,986	$ 514,089
State Street Navigator Securities Lending Portfolio II (f) (g)	13,626,201	13,626,201
TOTAL SHORT-TERM INVESTMENTS (Cost $14,140,341)		14,140,290
TOTAL INVESTMENTS — 100.3% (Cost $1,876,074,003)		1,751,789,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,519,337)
NET ASSETS — 100.0%		$ 1,747,270,400
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,737,649,447	$—	$—	$1,737,649,447
Short-Term Investments	14,140,290	—	—	14,140,290
TOTAL INVESTMENTS	$1,751,789,737	$—	$—	$1,751,789,737
See accompanying notes to financial statements.
21

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	15.9%
Information Technology	15.2
Industrials	13.5
Financials	11.5
Consumer Staples	11.2
Materials	10.4
Health Care	7.8
Utilities	5.9
Energy	4.0
Communication Services	2.8
Real Estate	1.3
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	300,529	$300,559	$ 41,320,507	$ 41,104,469	$(2,457)	$(51)	513,986	$ 514,089	$ 7,476
State Street Navigator Securities Lending Portfolio II	—	—	330,571,221	316,945,020	—	—	13,626,201	13,626,201	105,430
State Street Navigator Securities Lending Portfolio III	—	—	11,788,401	11,788,401	—	—	—	—	1,944
Total		$300,559	$383,680,129	$369,837,890	$(2,457)	$(51)		$14,140,290	$ 114,850
See accompanying notes to financial statements.
22

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 98.9%
ARGENTINA – 0.0% (a)
Other Security		$ 467,764
AUSTRALIA – 4.3%
BHP Group, Ltd.	195,536	4,989,354
Commonwealth Bank of Australia	117,704	5,366,414
CSL, Ltd.	29,428	6,053,551
Other Securities		38,269,880
		54,679,199
AUSTRIA – 0.1%
Other Securities		1,815,657
BELGIUM – 0.6%
Other Securities		7,325,536
BRAZIL – 1.4%
Other Securities		17,465,998
CANADA – 6.5%
Canadian National Railway Co.	52,998	5,626,537
Royal Bank of Canada	96,030	6,721,201
Shopify, Inc. Class A (b)	6,188	6,308,170
Toronto-Dominion Bank	122,890	5,671,846
Other Securities		58,196,368
		82,524,122
CHILE – 0.2%
Other Securities		2,063,625
CHINA – 11.8%
Alibaba Group Holding, Ltd. ADR (b)	106,486	31,304,754
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(d)	448,000	—
Meituan Dianping Class B (b)	192,500	6,006,000
Tencent Holdings, Ltd.	353,900	23,357,400
Other Securities		89,153,018
		149,821,172
COLOMBIA – 0.1%
Other Security		791,130
DENMARK – 1.7%
Novo Nordisk A/S Class B	126,218	8,735,990
Other Securities		13,316,074
		22,052,064
See accompanying notes to financial statements.
23

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
EGYPT – 0.1%
Other Security		$ 901,352
FINLAND – 0.9%
Other Securities		11,026,507
FRANCE – 6.5%
Air Liquide SA	35,432	5,629,937
L'Oreal SA	17,033	5,544,715
LVMH Moet Hennessy Louis Vuitton SE	17,250	8,079,152
Sanofi	71,640	7,168,461
Schneider Electric SE	38,747	4,818,561
TOTAL SE (d)	152,447	5,219,998
Other Securities		46,312,629
		82,773,453
GERMANY – 5.8%
Adidas AG (b)	13,058	4,227,773
Allianz SE	28,237	5,417,807
Deutsche Telekom AG	235,679	3,949,314
SAP SE	68,057	10,595,187
Siemens AG	54,053	6,838,004
Other Securities		43,035,565
		74,063,650
GREECE – 0.1%
Other Securities		917,946
HONG KONG – 2.4%
AIA Group, Ltd.	751,400	7,358,872
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	1,418,000	—
Hong Kong Exchanges & Clearing, Ltd.	87,640	4,091,374
Other Securities		18,576,477
		30,026,723
HUNGARY – 0.1%
Other Securities		1,054,631
INDIA – 2.4%
Reliance Industries, Ltd. GDR (e)	99,028	6,020,902
Other Securities		24,607,800
		30,628,702
INDONESIA – 0.4%
Other Securities		4,669,506
See accompanying notes to financial statements.
24

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
IRELAND – 0.6%
Other Securities		$ 7,997,634
ISRAEL – 0.4%
Other Securities		5,595,347
ITALY – 1.1%
Enel SpA	469,550	4,084,485
Other Securities		9,964,942
		14,049,427
JAPAN – 16.4%
Keyence Corp.	10,400	4,826,988
Nintendo Co., Ltd.	8,200	4,635,762
SoftBank Group Corp.	93,300	5,719,300
Sony Corp.	88,700	6,751,051
Toyota Motor Corp.	128,900	8,467,116
Other Securities		177,852,068
		208,252,285
LUXEMBOURG – 0.0% (a)
Other Securities		784,949
MACAU – 0.1%
Other Securities		1,905,564
MALAYSIA – 0.4%
Other Securities		4,928,841
MEXICO – 0.5%
Other Securities		6,265,917
NETHERLANDS – 2.9%
ASML Holding NV	26,652	9,835,471
Other Securities		26,764,477
		36,599,948
NEW ZEALAND – 0.2%
Other Securities		2,198,570
NORWAY – 0.4%
Other Securities		4,650,764
PERU – 0.1%
Other Securities		1,036,347
PHILIPPINES – 0.2%
Other Securities		2,305,847
See accompanying notes to financial statements.
25

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
POLAND – 0.1%
Other Securities		$ 1,453,070
PORTUGAL – 0.1%
Other Securities		1,101,865
QATAR – 0.1%
Other Securities		1,896,586
ROMANIA – 0.0% (a)
Other Security		110,652
RUSSIA – 0.7%
Other Securities		8,536,869
SAUDI ARABIA – 0.7%
Other Securities		9,420,386
SINGAPORE – 0.6%
Other Securities		8,309,598
SOUTH AFRICA – 1.1%
Naspers, Ltd. Class N	27,501	4,880,273
Other Securities		9,282,714
		14,162,987
SOUTH KOREA – 3.6%
Samsung Electronics Co., Ltd. GDR	11,916	15,097,572
Samsung Electronics Co., Ltd. Preference Shares	26,471	1,143,040
Other Securities		29,147,939
		45,388,551
SPAIN – 1.4%
Iberdrola SA	483,871	5,963,496
Other Securities		11,869,678
		17,833,174
SWEDEN – 1.9%
Other Securities		24,281,935
SWITZERLAND – 7.0%
ABB, Ltd.	162,409	4,145,296
Givaudan SA	1,024	4,424,795
Nestle SA	184,820	21,995,340
Novartis AG	137,816	11,986,804
Roche Holding AG	43,795	15,022,579
Other Securities		31,983,001
		89,557,815
See accompanying notes to financial statements.
26

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
TAIWAN – 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,414	$ 23,381,723
Other Securities		26,949,983
		50,331,706
TANZANIA, UNITED REPUBLIC OF – 0.1%
Other Security		826,707
THAILAND – 0.4%
Other Securities		5,297,416
TURKEY – 0.1%
Other Securities		1,297,705
UNITED ARAB EMIRATES – 0.1%
Other Securities		1,242,925
UNITED KINGDOM – 8.0%
AstraZeneca PLC	78,836	8,619,303
British American Tobacco PLC	144,097	5,174,165
Diageo PLC	156,627	5,365,915
GlaxoSmithKline PLC	303,788	5,702,542
HSBC Holdings PLC	1,192,122	4,646,643
Reckitt Benckiser Group PLC	41,411	4,047,331
Rio Tinto PLC	72,937	4,389,808
Unilever NV	95,035	5,739,306
Unilever PLC	79,437	4,904,767
Other Securities		53,283,522
		101,873,302
UNITED STATES – 0.2%
Other Securities		2,263,160
ZAMBIA – 0.0% (a)
Other Security		481,323
TOTAL COMMON STOCKS (Cost $1,296,108,944)		1,257,307,909
RIGHTS — 0.0% (a)
THAILAND – 0.0% (a)
Siam Cement PCL (expiring 10/02/20) (b)(c) (cost: $0)	1,169	—
WARRANTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Securities (cost: $0)		3,759
See accompanying notes to financial statements.
27

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (f)(g)	905,853	$ 905,853
State Street Navigator Securities Lending Portfolio II (h)(i)	17,817,316	17,817,316
TOTAL SHORT-TERM INVESTMENTS (Cost $18,723,169)		18,723,169
TOTAL INVESTMENTS - 100.4% (Cost $1,314,832,113)		1,276,034,837
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(5,645,471)
NET ASSETS - 100.0%		$ 1,270,389,366
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2020.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
28

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,253,563,481	$3,744,428	$ 0(a)	$1,257,307,909
Rights	—	—	0(a)	0
Warrants	3,759	—	—	3,759
Short-Term Investments	18,723,169	—	—	18,723,169
TOTAL INVESTMENTS	$1,272,290,409	$3,744,428	$ 0	$1,276,034,837
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	16.5%
Consumer Discretionary	13.8
Industrials	12.0
Information Technology	11.7
Health Care	10.5
Consumer Staples	9.7
Materials	7.6
Communication Services	7.6
Energy	4.1
Utilities	3.1
Real Estate	2.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$ 230,099	$ 36,839,743	$ 37,069,853	$11	$—	—	$ —	$ 16,634
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,220,510	23,314,657	—	—	905,853	905,853	2,841
State Street Navigator Securities Lending Portfolio II	—	—	259,677,571	241,860,255	—	—	17,817,316	17,817,316	182,098
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$349,710,130	$381,800,961	$11	$—		$18,723,169	$233,531
See accompanying notes to financial statements.
30

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.4%
CHILE — 1.1%
Aguas Andinas SA Class A	2,664,108	$ 743,957
Enel Chile SA	29,193,940	2,041,819
		2,785,776
CHINA — 18.6%
Agricultural Bank of China, Ltd. Class H	3,426,000	1,069,796
Bank of China, Ltd. Class H	4,477,000	1,386,426
Bank of Communications Co., Ltd. Class H	2,749,000	1,319,520
China Construction Bank Corp. Class H	1,558,000	1,009,182
China Overseas Land & Investment, Ltd.	1,313,000	3,286,736
China Power International Development, Ltd.	5,937,000	1,095,472
China Railway Construction Corp., Ltd. Class H	3,850,500	2,648,150
China Telecom Corp., Ltd. Class H	18,664,000	5,587,159
China Vanke Co., Ltd. Class H	1,310,900	4,000,359
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,403,000	515,942
CITIC Securities Co., Ltd. Class H	338,500	752,125
CITIC Telecom International Holdings, Ltd.	1,711,000	545,312
CITIC, Ltd.	5,356,000	3,932,341
Far East Horizon, Ltd.	664,000	538,054
Guangdong Investment, Ltd.	2,330,000	3,685,910
Hengan International Group Co., Ltd.	440,500	3,197,178
Industrial & Commercial Bank of China, Ltd. Class H	2,155,000	1,117,819
Jiangsu Expressway Co., Ltd. Class H	1,310,000	1,318,452
Lenovo Group, Ltd.	10,202,000	6,726,738
People's Insurance Co. Group of China, Ltd. Class H	3,632,000	1,073,197
PICC Property & Casualty Co., Ltd. Class H	2,082,000	1,447,997
Shenzhen Expressway Co., Ltd. Class H	1,342,000	1,165,376
		47,419,241
COLOMBIA — 0.2%
Bancolombia SA	80,680	508,234
CZECH REPUBLIC — 0.6%
CEZ A/S	83,172	1,573,410
HONG KONG — 6.0%
China Mobile, Ltd.	849,000	5,417,168
China Resources Land, Ltd.	864,000	3,890,787
Xinyi Glass Holdings, Ltd.	2,124,000	4,269,925
Yuexiu Property Co., Ltd.	3,904,000	760,650
Yuexiu Transport Infrastructure, Ltd.	1,582,000	918,581
		15,257,111
See accompanying notes to financial statements.
31

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
INDIA — 5.9%
Chambal Fertilizers and Chemicals, Ltd.	322,159	$ 689,031
ITC, Ltd.	3,045,392	7,087,203
Power Grid Corp. of India, Ltd.	3,333,733	7,340,267
		15,116,501
MALAYSIA — 3.9%
CIMB Group Holdings Bhd	5,244,341	3,887,034
Malayan Banking Bhd	2,326,171	4,041,621
Maxis Bhd	702,000	858,178
Petronas Gas Bhd	280,400	1,107,970
		9,894,803
MEXICO — 7.7%
Bolsa Mexicana de Valores SAB de CV (a)	233,904	530,941
Coca-Cola Femsa SAB de CV	226,710	926,219
Fomento Economico Mexicano SAB de CV	130,590	7,337,852
Kimberly-Clark de Mexico SAB de CV Class A	1,838,926	2,923,856
Prologis Property Mexico SA de CV REIT	191,470	372,085
Wal-Mart de Mexico SAB de CV	3,155,030	7,581,819
		19,672,772
PHILIPPINES — 0.5%
Globe Telecom, Inc.	26,395	1,132,459
QATAR — 0.8%
Masraf Al Rayan QSC	1,095,207	1,251,321
Qatar Electricity & Water Co. QSC	193,257	896,488
		2,147,809
RUSSIA — 5.4%
Federal Grid Co. Unified Energy System PJSC	898,821,230	2,303,679
Inter Rao Use PJSC (b)	69,996,559	5,057,531
Severstal PAO	420,533	5,374,715
Unipro PJSC	25,671,119	921,311
		13,657,236
SAUDI ARABIA — 3.6%
Al Rajhi Bank	206,867	3,623,440
Arab National Bank	205,330	1,109,063
Saudi Airlines Catering Co.	67,628	1,489,262
Saudi Electricity Co.	654,413	3,004,344
		9,226,109
See accompanying notes to financial statements.
32

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SOUTH AFRICA — 9.5%
AVI, Ltd.	373,133	$ 1,662,321
Equites Property Fund, Ltd. REIT	420,842	428,916
FirstRand, Ltd.	1,903,573	4,705,295
Liberty Holdings, Ltd.	257,714	877,278
Sanlam, Ltd.	866,964	2,702,246
Santam, Ltd.	25,027	364,602
SPAR Group, Ltd.	318,875	3,625,578
Standard Bank Group, Ltd.	819,481	5,307,957
Vodacom Group, Ltd.	616,363	4,555,100
		24,229,293
TAIWAN — 25.8%
Charoen Pokphand Enterprise	519,000	1,189,890
Chung-Hsin Electric & Machinery Manufacturing Corp.	633,000	933,260
CTBC Financial Holding Co., Ltd.	2,669,000	1,695,656
Formosa Plastics Corp.	2,924,000	7,935,446
Formosa Taffeta Co., Ltd.	740,000	798,460
Fubon Financial Holding Co., Ltd.	1,143,000	1,653,605
Getac Technology Corp.	506,000	797,559
Huaku Development Co., Ltd.	354,000	1,053,615
King's Town Bank Co., Ltd.	390,000	498,239
Lien Hwa Industrial Holdings Corp.	1,332,148	1,830,657
Lite-On Technology Corp.	2,652,000	4,221,297
Mega Financial Holding Co., Ltd.	1,808,000	1,735,460
Pegatron Corp.	3,589,000	7,906,160
Quanta Computer, Inc.	2,807,000	7,327,160
Radiant Opto-Electronics Corp.	1,765,000	6,734,083
Shanghai Commercial & Savings Bank, Ltd.	1,078,000	1,446,043
SinoPac Financial Holdings Co., Ltd.	6,307,000	2,362,784
Taishin Financial Holding Co., Ltd.	3,424,800	1,513,619
Taiwan Cogeneration Corp.	592,000	775,720
Taiwan Cooperative Financial Holding Co., Ltd.	2,134,370	1,437,063
Taiwan Fertilizer Co., Ltd.	723,000	1,265,662
Taiwan Hon Chuan Enterprise Co., Ltd.	316,000	599,006
Topco Scientific Co., Ltd.	272,000	1,070,644
Vanguard International Semiconductor Corp.	1,267,000	4,204,085
Wistron Corp.	4,075,000	4,192,908
WT Microelectronics Co., Ltd.	478,000	621,390
		65,799,471
THAILAND — 7.0%
Advanced Info Service PCL NVDR	1,362,200	7,351,044
See accompanying notes to financial statements.
33

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Pruksa Holding PCL NVDR	37,000	$ 12,611
Ratch Group PCL NVDR	1,576,100	2,499,377
Ratch Group PCL	476,600	755,792
Siam Commercial Bank PCL NVDR	1,984,800	4,071,384
Thanachart Capital PCL NVDR	2,536,600	2,321,464
Thanachart Capital PCL	234,400	214,520
TTW PCL NVDR	1,688,800	671,523
		17,897,715
TURKEY — 0.3%
Enka Insaat ve Sanayi A/S	726,934	664,267
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Islamic Bank PJSC	1,346,166	1,572,234
Emirates Telecommunications Group Co. PJSC	476,071	2,159,275
First Abu Dhabi Bank PJSC	895,741	2,741,007
		6,472,516
TOTAL COMMON STOCKS (Cost $284,084,233)		253,454,723

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d)	947,519	947,709
State Street Navigator Securities Lending Portfolio II (e) (f)	430,383	430,383
TOTAL SHORT-TERM INVESTMENTS (Cost $1,378,143)		1,378,092
TOTAL INVESTMENTS — 99.9% (Cost $285,462,376)		254,832,815
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		224,158
NET ASSETS — 100.0%		$ 255,056,973
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
34

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	21	12/18/2020	$1,139,550	$1,142,925	$3,375
During the period ended September 30, 2020, average notional value related to futures contracts was $263,162.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 252,484,411	$970,312	$—	$253,454,723
Short-Term Investments	1,378,092	—	—	1,378,092
TOTAL INVESTMENTS	$253,862,503	$970,312	$—	$254,832,815
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,375	—	—	3,375
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 3,375	$ —	$—	$ 3,375
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$253,865,878	$970,312	$—	$254,836,190
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
35

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Financials	24.5%
Information Technology	17.2
Consumer Staples	14.7
Utilities	13.5
Communication Services	10.8
Materials	6.2
Real Estate	5.4
Industrials	4.5
Consumer Discretionary	2.6
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	117,608	$ 117,619	$ 43,927,912	$ 43,096,676	$(1,095)	$(51)	947,519	$ 947,709	$ 4,375
State Street Navigator Securities Lending Portfolio II	—	—	49,038,424	48,608,041	—	—	430,383	430,383	38,728
State Street Navigator Securities Lending Portfolio III	6,179,351	6,179,351	7,281,879	13,461,230	—	—	—	—	5,275
Total		$6,296,970	$100,248,215	$105,165,947	$(1,095)	$(51)		$1,378,092	$48,378
See accompanying notes to financial statements.
36

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.3%
BRAZIL – 5.5%
Oi SA (a)	3,647,756	$ 1,132,552
Transmissora Alianca de Energia Eletrica SA	199,700	990,626
Other Securities		25,487,041
		27,610,219
BRITISH VIRGIN ISLANDS – 0.1%
Other Security		299,741
CAYMAN ISLANDS – 0.0% (b)
Other Securities		242,169
CHILE – 1.0%
Other Securities		5,255,822
CHINA – 16.3%
China Huiyuan Juice Group, Ltd. (a)(c)	1,494,400	194,754
China Yongda Automobiles Services Holdings, Ltd.	912,000	1,079,102
Chinasoft International, Ltd. (d)	1,888,000	1,364,232
Chong Sing Holdings FinTech Group (a)(c)(d)	9,212,000	7,132
CT Environmental Group, Ltd. (a)(c)(d)	3,217,900	70,586
Daqo New Energy Corp. ADR (a)	8,618	1,165,498
JinkoSolar Holding Co., Ltd. ADR (a)(d)	25,072	996,863
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	—
Other Securities		77,457,077
		82,335,244
COLOMBIA – 0.1%
Other Securities		384,809
CYPRUS – 0.0% (b)
Other Security		12,100
CZECH REPUBLIC – 0.3%
Other Securities		1,297,549
EGYPT – 0.7%
Other Securities		3,312,275
GREECE – 1.3%
FF Group (c)	24,815	—
Mytilineos SA	93,550	1,005,414
Other Securities		5,796,571
		6,801,985
HONG KONG – 1.8%
Agritrade Resources, Ltd. (c)	1,595,000	8,541
See accompanying notes to financial statements.
37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Anxin-China Holdings, Ltd. (c)	2,248,000	$ —
Camsing International Holding, Ltd. (a)(c)(d)	276,000	20,655
China Animal Healthcare, Ltd. (c)	1,059,700	—
China Lumena New Materials Corp. (a)(c)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
Tech Pro Technology Development, Ltd. (c)(d)	6,035,100	—
United Laboratories International Holdings, Ltd.	934,500	962,234
Other Securities		8,146,782
		9,138,212
HUNGARY – 0.1%
Other Securities		727,059
INDIA – 11.9%
Manappuram Finance, Ltd.	527,054	1,122,615
Natco Pharma, Ltd.	84,058	1,082,227
Persistent Systems, Ltd.	53,810	978,214
Other Securities		56,869,887
		60,052,943
INDONESIA – 2.0%
Inti Agri Resources Tbk PT (a)(c)	258,200	434
Trada Alam Minera Tbk PT (a)(c)	6,757,200	11,353
Other Securities		10,155,929
		10,167,716
KUWAIT – 0.9%
Other Securities		4,734,854
MACAU – 0.0% (b)
Other Security		103,019
MALAYSIA – 4.7%
Bursa Malaysia Bhd	542,209	1,106,469
Inari Amertron Bhd	1,790,979	982,657
Other Securities		21,551,111
		23,640,237
MEXICO – 2.3%
Bolsa Mexicana de Valores SAB de CV (d)	569,980	1,293,804
PLA Administradora Industrial S de RL de CV REIT	820,354	1,137,122
Prologis Property Mexico SA de CV REIT	533,717	1,037,177
Other Securities		8,054,228
		11,522,331
See accompanying notes to financial statements.
38

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
MONACO – 0.1%
Other Securities		$ 276,182
PAKISTAN – 0.9%
Other Securities		4,451,186
PERU – 0.2%
Other Securities		857,416
PHILIPPINES – 1.2%
Other Securities		6,103,246
POLAND – 1.5%
Other Securities		7,702,981
QATAR – 0.8%
Other Securities		4,242,071
RUSSIA – 0.7%
Other Securities		3,662,924
SAUDI ARABIA – 3.7%
Other Securities		18,617,092
SINGAPORE – 0.2%
Other Securities		1,075,804
SOUTH AFRICA – 5.2%
Foschini Group, Ltd.	214,420	1,054,103
Mr. Price Group, Ltd.	161,224	1,275,970
SPAR Group, Ltd.	118,168	1,343,559
Tiger Brands, Ltd.	111,563	1,275,952
Woolworths Holdings, Ltd.	654,383	1,382,914
Other Securities		19,763,420
		26,095,918
SPAIN – 0.0% (b)
Other Security		189,486
TAIWAN – 29.3%
Cheng Loong Corp.	1,168,128	1,272,510
Chipbond Technology Corp.	539,000	1,179,912
Elan Microelectronics Corp.	282,029	1,416,864
Elite Material Co., Ltd.	254,782	1,284,379
Epistar Corp. (a)	827,572	1,010,105
Eternal Materials Co., Ltd.	1,113,805	1,259,482
Far Eastern International Bank	3,644,115	1,289,696
FLEXium Interconnect, Inc.	261,099	1,095,350
Formosa Taffeta Co., Ltd.	960,000	1,035,840
Gigabyte Technology Co., Ltd.	460,000	1,199,157
See accompanying notes to financial statements.
39

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Goldsun Building Materials Co., Ltd.	1,602,041	$ 1,297,143
Great Wall Enterprise Co., Ltd. (d)	813,615	1,186,908
Highwealth Construction Corp.	828,003	1,229,339
International Games System Co., Ltd.	38,000	1,011,601
King Yuan Electronics Co., Ltd.	998,656	1,051,689
King's Town Bank Co., Ltd.	1,011,000	1,291,589
Lien Hwa Industrial Holdings Corp.	1,026,344	1,410,417
Lotes Co., Ltd.	80,418	1,280,046
Macronix International	1,076,000	1,187,011
Mitac Holdings Corp.	1,095,544	1,081,851
Radiant Opto-Electronics Corp.	381,331	1,454,909
Ruentex Development Co., Ltd.	725,700	974,716
Sinbon Electronics Co., Ltd.	234,444	1,448,984
Taichung Commercial Bank Co., Ltd.	3,148,275	1,163,129
Taiwan Fertilizer Co., Ltd.	594,000	1,039,838
Teco Electric and Machinery Co., Ltd.	1,581,000	1,629,475
Topco Scientific Co., Ltd.	274,299	1,079,694
Unity Opto Technology Co., Ltd. (a)(c)	771,307	54,861
YFY, Inc.	1,726,941	1,025,599
Other Securities		114,287,920
		148,230,014
THAILAND – 3.8%
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,847,600	973,725
Other Securities		18,403,109
		19,376,834
TURKEY – 2.0%
Other Securities		10,291,144
UNITED ARAB EMIRATES – 0.5%
Other Securities		2,430,139
UNITED STATES – 0.2%
Other Securities		1,000,089
TOTAL COMMON STOCKS (Cost $579,992,857)		502,240,810
RIGHTS — 0.0% (b)
INDIA – 0.0% (b)
Other Security		1,767
See accompanying notes to financial statements.
40

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
THAILAND – 0.0% (b)
Other Security		$ 35,009
TOTAL RIGHTS (Cost $32,071)		36,776
WARRANTS — 0.0% (b)
BRAZIL – 0.0% (b)
Other Security		17,233
MALAYSIA – 0.0% (b)
Other Security		6,125
THAILAND – 0.0% (b)
Other Security		1,150
TOTAL WARRANTS (Cost $0)		24,508
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	895,024	895,203
State Street Navigator Securities Lending Portfolio II (g)(h)	9,052,103	9,052,103
TOTAL SHORT-TERM INVESTMENTS (Cost $9,947,306)		9,947,306
TOTAL INVESTMENTS - 101.3% (Cost $589,972,234)		512,249,400
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(6,482,765)
NET ASSETS - 100.0%		$ 505,766,635
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $368,316, representing less than 0.10% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2020.
See accompanying notes to financial statements.
41

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$498,781,654	$3,090,840	$368,316	$502,240,810
Rights	1,767	35,009	—	36,776
Warrants	24,508	—	—	24,508
Short-Term Investments	9,947,306	—	—	9,947,306
TOTAL INVESTMENTS	$508,755,235	$3,125,849	$368,316	$512,249,400
Sector Breakdown as of September 30, 2020

% of Net Assets
Information Technology	19.0%
Industrials	13.4
Consumer Discretionary	13.2
Materials	11.7
Financials	9.7
Real Estate	8.6
Health Care	7.7
Consumer Staples	6.6
Communication Services	3.9
Utilities	3.5
Energy	2.0
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
42

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$ 3,091,050	$33,281,127	$35,476,657	$(317)	$—	895,024	$ 895,203	$ 10,329
State Street Navigator Securities Lending Portfolio II	—	—	52,020,805	42,968,702	—	—	9,052,103	9,052,103	341,219
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$88,140,862	$90,748,931	$(317)	$—		$9,947,306	$409,935
See accompanying notes to financial statements.
43

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 6.7%
APA Group Stapled Security	944,015	$ 6,989,511
AusNet Services	5,588,543	7,530,504
Commonwealth Bank of Australia	151,355	6,900,646
GPT Group REIT	1,718,294	4,803,189
IRESS, Ltd.	400,470	2,746,942
Orica, Ltd.	418,374	4,626,986
Sonic Healthcare, Ltd.	201,472	4,788,470
		38,386,248
BELGIUM — 0.7%
Groupe Bruxelles Lambert SA	42,894	3,872,069
CANADA — 17.8%
Algonquin Power & Utilities Corp. (a)	512,979	7,427,298
Allied Properties Real Estate Investment Trust	101,888	2,734,557
BCE, Inc.	223,891	9,255,670
Canadian Imperial Bank of Commerce	114,122	8,503,509
Canadian Utilities, Ltd. Class A	327,484	7,786,556
Capital Power Corp. (a)	242,218	5,329,431
Fortis, Inc.	148,132	6,037,287
National Bank of Canada	119,117	5,898,109
Rogers Communications, Inc. Class B	149,152	5,897,966
Royal Bank of Canada	80,276	5,618,569
Shaw Communications, Inc. Class B (a)	498,316	9,065,378
Sun Life Financial, Inc.	137,008	5,565,453
TC Energy Corp. (a)	191,796	8,026,499
TELUS Corp.	480,729	8,432,327
Toronto-Dominion Bank	134,984	6,230,031
		101,808,640
CHINA — 3.1%
Bank of Communications Co., Ltd. Class H	15,335,000	7,360,800
China Merchants Bank Co., Ltd. Class H	789,500	3,723,384
Guangdong Investment, Ltd.	4,124,000	6,523,902
		17,608,086
FRANCE — 3.7%
Danone SA	81,523	5,278,921
Gecina SA REIT	31,797	4,202,219
TOTAL SE (a)	346,405	11,861,390
		21,342,530
See accompanying notes to financial statements.
44

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
GERMANY — 4.7%
Grand City Properties SA	150,129	$ 3,630,127
LEG Immobilien AG	39,053	5,577,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,598	4,977,816
TAG Immobilien AG	247,029	7,456,329
Vonovia SE	74,820	5,139,675
		26,781,841
HONG KONG — 5.6%
CLP Holdings, Ltd.	729,000	6,772,645
Hang Lung Properties, Ltd.	2,868,000	7,245,863
HKT Trust & HKT, Ltd. Stapled Security	3,396,000	4,495,866
MTR Corp., Ltd.	1,025,500	5,061,339
Pacific Century Premium Developments, Ltd. (b)	614,520	160,965
PCCW, Ltd.	5,634,000	3,358,591
Sino Land Co., Ltd.	4,192,850	4,869,116
		31,964,385
ITALY — 3.3%
Italgas SpA	1,245,279	7,863,592
Terna Rete Elettrica Nazionale SpA	915,753	6,415,229
UnipolSai Assicurazioni SpA	1,843,592	4,812,365
		19,091,186
JAPAN — 13.7%
Advance Residence Investment Corp. REIT	858	2,528,551
AEON REIT Investment Corp.	2,637	3,026,065
Chugoku Electric Power Co., Inc. (a)	461,000	5,761,954
Daiwa House REIT Investment Corp.	1,405	3,581,399
Daiwa Securities Living Investments Corp. REIT	2,498	2,575,404
Electric Power Development Co., Ltd.	385,100	5,922,650
Frontier Real Estate Investment Corp. REIT	1,136	3,853,767
GLP J-REIT	1,825	2,815,408
Japan Excellent, Inc. REIT	1,967	2,290,764
Japan Logistics Fund, Inc. REIT	885	2,528,452
Japan Real Estate Investment Corp. REIT	565	2,880,413
Kenedix Office Investment Corp. REIT	649	3,868,293
Mori Hills REIT Investment Corp.	1,962	2,545,227
MS&AD Insurance Group Holdings, Inc. (a)	248,300	6,644,548
Nippon Accommodations Fund, Inc. REIT	409	2,352,535
Nippon Building Fund, Inc. REIT	509	2,874,671
Sankyo Co., Ltd.	281,100	7,338,487
Sega Sammy Holdings, Inc.	425,600	5,154,144
See accompanying notes to financial statements.
45

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Sekisui House Reit, Inc.	5,190	$ 3,816,393
Toyota Motor Corp.	86,300	5,668,830
		78,027,955
MALAYSIA — 1.1%
Malayan Banking Bhd	3,682,800	6,398,704
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	1,400,481	4,350,875
NORWAY — 2.4%
Entra ASA (c)	248,087	3,486,677
Telenor ASA	621,052	10,384,497
		13,871,174
RUSSIA — 1.1%
Inter Rao Use PJSC (b)	82,723,240	5,977,085
SINGAPORE — 1.4%
Singapore Technologies Engineering, Ltd.	3,221,300	8,164,748
SOUTH AFRICA — 1.0%
SPAR Group, Ltd.	516,323	5,870,543
SOUTH KOREA — 2.7%
Hanon Systems (a)	621,959	6,567,930
SK Telecom Co., Ltd.	43,528	8,858,199
		15,426,129
SPAIN — 4.5%
Enagas SA	387,118	8,940,627
Endesa SA	321,901	8,617,808
Red Electrica Corp. SA	432,483	8,122,030
		25,680,465
SWITZERLAND — 10.5%
Allreal Holding AG	15,975	3,453,208
Baloise Holding AG	36,919	5,444,925
Banque Cantonale Vaudoise	48,376	4,928,428
Cembra Money Bank AG	50,802	6,049,240
Helvetia Holding AG	75,578	6,441,096
Novartis AG	68,761	5,980,617
SGS SA	2,188	5,879,915
Swiss Prime Site AG	78,325	7,127,042
Swisscom AG	13,777	7,326,740
Zurich Insurance Group AG	20,505	7,157,500
		59,788,711
See accompanying notes to financial statements.
46

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
TAIWAN — 4.5%
CTBC Financial Holding Co., Ltd.	9,418,000	$ 5,983,399
E.Sun Financial Holding Co., Ltd.	3,992,000	3,528,596
Fubon Financial Holding Co., Ltd.	4,011,000	5,802,807
Mega Financial Holding Co., Ltd.	6,385,000	6,128,824
Taishin Financial Holding Co., Ltd.	9,912,859	4,381,072
		25,824,698
UNITED KINGDOM — 8.8%
Britvic PLC	315,483	3,348,501
GlaxoSmithKline PLC	398,229	7,475,337
Moneysupermarket.com Group PLC	857,197	2,961,068
National Grid PLC	711,048	8,179,421
Severn Trent PLC	216,404	6,823,518
Tate & Lyle PLC	854,410	7,347,673
Unilever NV	106,452	6,428,796
United Utilities Group PLC	701,396	7,760,091
		50,324,405
TOTAL COMMON STOCKS (Cost $578,006,841)		560,560,477

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	4,665,530	4,666,463
State Street Navigator Securities Lending Portfolio II (f) (g)	11,138,775	11,138,775
TOTAL SHORT-TERM INVESTMENTS (Cost $15,805,704)		15,805,238
TOTAL INVESTMENTS — 100.9% (Cost $593,812,545)		576,365,715
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(5,183,169)
NET ASSETS — 100.0%		$ 571,182,546
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
47

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid Received	Unrealized Appreciation (Depreciation)	Value
Receive *	AL RAJHI Bank	3 Month LIBOR + 0.70%	Maturity	USD	$7,000,006	11/5/2020	Bank of America	$—	$787,815	$787,815
*	Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
During the period ended September 30, 2020, average notional value related to OTC swaps contracts was $2,115,385.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$560,560,477	$ —	$—	$560,560,477
Short-Term Investments	15,805,238	—	—	15,805,238
TOTAL INVESTMENTS	$576,365,715	$ —	$—	$576,365,715
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts	—	787,815	—	787,815
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$787,815	$—	$ 787,815
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$576,365,715	$787,815	$—	$577,153,530
See accompanying notes to financial statements.
48

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Utilities	23.6%
Financials	23.2
Real Estate	17.8
Communication Services	12.5
Consumer Staples	4.9
Consumer Discretionary	4.8
Energy	3.5
Industrials	3.3
Health Care	3.2
Materials	0.8
Information Technology	0.5
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	632,277	$ 632,340	$ 55,342,246	$ 51,304,948	$(2,709)	$(466)	4,665,530	$ 4,666,463	$ 6,404
State Street Navigator Securities Lending Portfolio II	—	—	232,781,895	221,643,120	—	—	11,138,775	11,138,775	91,794
State Street Navigator Securities Lending Portfolio III	40,980,688	40,980,688	15,932,418	56,913,106	—	—	—	—	3,906
Total		$41,613,028	$304,056,559	$329,861,174	$(2,709)	$(466)		$15,805,238	$102,104
See accompanying notes to financial statements.
49

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,737,649,447	$ 1,257,311,668	$ 253,454,723
Investments in affiliated issuers, at value	14,140,290	18,723,169	1,378,092
Total Investments	1,751,789,737	1,276,034,837	254,832,815
Foreign currency, at value	640,186	6,922,978	408,496
Net cash at broker	—	—	126,216
Receivable from broker — accumulated variation margin on open futures contracts	—	—	3,375
Receivable for investments sold	—	—	987,191
Dividends receivable — unaffiliated issuers	7,117,361	3,758,842	532,204
Dividends receivable — affiliated issuers	82	42	62
Securities lending income receivable — unaffiliated issuers	1,154	6,777	6
Securities lending income receivable — affiliated issuers	1,907	10,044	322
Receivable from Adviser	—	44,881	—
Receivable for foreign taxes recoverable	7,788,032	2,520,137	23,084
Other Receivable	19,124	619	—
TOTAL ASSETS	1,767,357,583	1,289,299,157	256,913,771
LIABILITIES
Payable upon return of securities loaned	13,626,201	17,817,316	430,383
Payable for investments purchased	6,027,934	703,874	1,319,768
Deferred foreign taxes payable	—	26,050	—
Advisory fee payable	428,418	358,701	105,679
Trustees’ fees and expenses payable	4,630	3,850	968
TOTAL LIABILITIES	20,087,183	18,909,791	1,856,798
NET ASSETS	$1,747,270,400	$1,270,389,366	$ 255,056,973
NET ASSETS CONSIST OF:
Paid-in Capital	$2,462,231,141	$1,425,261,733	$ 577,191,806
Total distributable earnings (loss)**	(714,960,741)	(154,872,367)	(322,134,833)
NET ASSETS	$1,747,270,400	$1,270,389,366	$ 255,056,973
NET ASSET VALUE PER SHARE
Net asset value per share	$ 36.40	$ 24.01	$ 24.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	48,000,967	52,899,982	10,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,861,933,662	$1,296,108,944	$ 284,084,233
Investments in affiliated issuers	14,140,341	18,723,169	1,378,143
Total cost of investments	$1,876,074,003	$ 1,314,832,113	$ 285,462,376
Foreign currency, at cost	$ 636,986	$ 6,932,588	$ 409,912
* Includes investments in securities on loan, at value	$ 13,342,527	$ 44,126,484	$ 424,044
** Includes deferred foreign taxes	$ —	$ 26,050	$ —
See accompanying notes to financial statements.
50

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2020

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 502,302,094	$ 560,560,477
Investments in affiliated issuers, at value	9,947,306	15,805,238
Total Investments	512,249,400	576,365,715
Foreign currency, at value	2,227,165	2,204,444
Receivable for investments sold	93,073	5,085,209
Receivable for OTC swap contracts	—	780,719
Dividends receivable — unaffiliated issuers	626,291	2,348,278
Dividends receivable — affiliated issuers	136	506
Securities lending income receivable — unaffiliated issuers	51,807	10,534
Securities lending income receivable — affiliated issuers	26,924	5,026
Receivable for foreign taxes recoverable	11,741	1,972,057
TOTAL ASSETS	515,286,537	588,772,488
LIABILITIES
Due to custodian	41,302	—
Payable for collateral for total return swap contracts	—	880,000
Payable upon return of securities loaned	9,052,103	11,138,775
Payable for investments purchased	—	5,353,182
Deferred foreign taxes payable	151,602	—
Advisory fee payable	274,007	216,385
Trustees’ fees and expenses payable	888	1,600
TOTAL LIABILITIES	9,519,902	17,589,942
NET ASSETS	$ 505,766,635	$ 571,182,546
NET ASSETS CONSIST OF:
Paid-in Capital	$ 666,924,938	$1,086,500,546
Total distributable earnings (loss)**	(161,158,303)	(515,318,000)
NET ASSETS	$ 505,766,635	$ 571,182,546
NET ASSET VALUE PER SHARE
Net asset value per share	$ 44.37	$ 33.70
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,400,000	16,951,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 580,024,928	$ 578,006,841
Investments in affiliated issuers	9,947,306	15,805,704
Total cost of investments	$ 589,972,234	$ 593,812,545
Foreign currency, at cost	$ 2,234,465	$ 2,211,028
* Includes investments in securities on loan, at value	$ 23,861,666	$ 47,910,687
** Includes deferred foreign taxes	$ 158,897	$ —
See accompanying notes to financial statements.
51

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2020

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 52,233,153	$ 37,701,570
Dividend income — affiliated issuers	7,476	19,475
Dividend income — non-cash transactions	—	2,507,201
Unaffiliated securities lending income	132,035	164,504
Affiliated securities lending income	107,374	214,056
Foreign taxes withheld	(6,051,681)	(3,212,112)
TOTAL INVESTMENT INCOME (LOSS)	46,428,357	37,394,694
EXPENSES
Advisory fee	5,376,086	4,958,789
Trustees’ fees and expenses	26,419	24,570
Miscellaneous expenses	26,100	17,423
TOTAL EXPENSES	5,428,605	5,000,782
Expenses waived/reimbursed by the Adviser	—	(625,380)
NET EXPENSES	5,428,605	4,375,402
NET INVESTMENT INCOME (LOSS)	$ 40,999,752	$ 33,019,292
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(130,939,482)	(44,237,396)
Investments — affiliated issuers	(2,457)	11
In-kind redemptions — unaffiliated issuers	(39,291,623)	4,408,268
Foreign currency transactions	334,405	(152,564)
Net realized gain (loss)	(169,899,157)	(39,981,681)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	56,525,275	(27,259,313)
Investment — affiliated issuers	(51)	—
Foreign currency translations	625,974	187,340
Net change in unrealized appreciation/depreciation	57,151,198	(27,071,973)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(112,747,959)	(67,053,654)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (71,748,207)	$(34,034,362)
* Includes foreign deferred taxes	$ —	$ (26,050)
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,836,046	$15,177,161
Dividend income — affiliated issuers	4,375	10,329
Unaffiliated securities lending income	39,212	633,062
Affiliated securities lending income	44,003	399,606
Foreign taxes withheld	(1,544,648)	(2,016,328)
TOTAL INVESTMENT INCOME (LOSS)	13,378,988	14,203,830
EXPENSES
Advisory fee	1,653,829	3,218,052
Trustees’ fees and expenses	5,616	7,313
TOTAL EXPENSES	1,659,445	3,225,365
NET INVESTMENT INCOME (LOSS)	$ 11,719,543	$10,978,465
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(62,440,899)	(5,170,678)
Investments — affiliated issuers	(1,095)	(317)
In-kind redemptions — unaffiliated issuers	(12,756,243)	2,085,800
Foreign currency transactions	(404,492)	(148,028)
Futures contracts	32,804	—
Net realized gain (loss)	(75,569,925)	(3,233,223)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(6,298,226)	18,359,338
Investment — affiliated issuers	(51)	—
Foreign currency translations	6,390	(4,640)
Futures contracts	3,315	—
Net change in unrealized appreciation/depreciation	(6,288,572)	18,354,698
NET REALIZED AND UNREALIZED GAIN (LOSS)	(81,858,497)	15,121,475
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(70,138,954)	$26,099,940
* Includes foreign capital gain taxes	$ —	$ (257,446)
** Includes foreign deferred taxes	$ —	$ (158,897)
See accompanying notes to financial statements.
53

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 28,758,522
Dividend income — affiliated issuers	6,404
Dividend income — non-cash transactions	1,839,340
Unaffiliated securities lending income	111,902
Affiliated securities lending income	95,700
Foreign taxes withheld	(2,676,643)
TOTAL INVESTMENT INCOME (LOSS)	28,135,225
EXPENSES
Advisory fee	3,091,487
Trustees’ fees and expenses	12,816
Miscellaneous expenses	11,076
TOTAL EXPENSES	3,115,379
NET INVESTMENT INCOME (LOSS)	$ 25,019,846
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(62,904,399)
Investments — affiliated issuers	(2,709)
In-kind redemptions — unaffiliated issuers	(7,005,618)
Foreign currency transactions	(34,644)
Swap Contracts	(9,631)
Net realized gain (loss)	(69,957,001)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(34,798,671)
Investment — affiliated issuers	(466)
Foreign currency translations	138,956
Swap contracts	787,815
Net change in unrealized appreciation/depreciation	(33,872,366)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(103,829,367)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (78,809,521)
See accompanying notes to financial statements.
54

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 40,999,752	$ 67,089,679
Net realized gain (loss)	(169,899,157)	(50,839,764)
Net change in unrealized appreciation/depreciation	57,151,198	(52,208,313)
Net increase (decrease) in net assets resulting from operations	(71,748,207)	(35,958,398)
Net equalization credits and charges	(66,462)	(471,589)
Distributions to shareholders	(35,822,371)	(67,649,383)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	279,593,882	85,304,775
Cost of shares redeemed	(475,060,118)	(1,039,769,068)
Net income equalization	66,462	471,589
Net increase (decrease) in net assets from beneficial interest transactions	(195,399,774)	(953,992,704)
Net increase (decrease) in net assets during the period	(303,036,814)	(1,058,072,074)
Net assets at beginning of period	2,050,307,214	3,108,379,288
NET ASSETS AT END OF PERIOD	$1,747,270,400	$ 2,050,307,214
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,950,000	2,300,000
Shares redeemed	(14,200,000)	(29,100,000)
Net increase (decrease) from share transactions	(6,250,000)	(26,800,000)
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
55

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,019,292	$ 53,085,832
Net realized gain (loss)	(39,981,681)	34,067,777
Net change in unrealized appreciation/depreciation	(27,071,973)	(74,578,040)
Net increase (decrease) in net assets resulting from operations	(34,034,362)	12,575,569
Distributions to shareholders	(42,431,120)	(50,217,847)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	371,934,501
Cost of shares redeemed	(336,325,527)	(202,097,483)
Other Capital	67,810	25,873
Net increase (decrease) in net assets from beneficial interest transactions	(336,257,717)	169,862,891
Net increase (decrease) in net assets during the period	(412,723,199)	132,220,613
Net assets at beginning of period	1,683,112,565	1,550,891,952
NET ASSETS AT END OF PERIOD	$1,270,389,366	$ 1,683,112,565
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	16,500,009
Shares redeemed	(17,000,000)	(8,700,027)
Net increase (decrease) from share transactions	(17,000,000)	7,799,982
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b) On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
56

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,719,543	$ 17,762,687
Net realized gain (loss)	(75,569,925)	10,002,933
Net change in unrealized appreciation/depreciation	(6,288,572)	(23,369,878)
Net increase (decrease) in net assets resulting from operations	(70,138,954)	4,395,742
Net equalization credits and charges	(144,508)	(370,202)
Distributions to shareholders	(11,256,988)	(17,333,681)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	32,119,610	163,474,358
Cost of shares redeemed	(106,613,783)	(142,833,612)
Net income equalization	144,508	370,202
Other Capital	136,453	180,805
Net increase (decrease) in net assets from beneficial interest transactions	(74,213,212)	21,191,753
Voluntary Contribution from an Affiliate (Note 4)	—	82,258
Net increase (decrease) in net assets during the period	(155,753,662)	7,965,870
Net assets at beginning of period	410,810,635	402,844,765
NET ASSETS AT END OF PERIOD	$ 255,056,973	$ 410,810,635
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,250,000	5,200,000
Shares redeemed	(4,450,000)	(4,550,000)
Net increase (decrease) from share transactions	(3,200,000)	650,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
57

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,978,465	$ 12,423,564
Net realized gain (loss)	(3,233,223)	(5,756,530)
Net change in unrealized appreciation/depreciation	18,354,698	(5,761,789)
Net increase (decrease) in net assets resulting from operations	26,099,940	905,245
Distributions to shareholders	(14,015,993)	(14,381,108)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,944,765	85,774,619
Cost of shares redeemed	(45,410,784)	(21,720,102)
Other Capital	96,966	124,166
Net increase (decrease) in net assets from beneficial interest transactions	(28,369,053)	64,178,683
Net increase (decrease) in net assets during the period	(16,285,106)	50,702,820
Net assets at beginning of period	522,051,741	471,348,921
NET ASSETS AT END OF PERIOD	$505,766,635	$522,051,741
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	2,000,000
Shares redeemed	(1,000,000)	(500,000)
Net increase (decrease) from share transactions	(600,000)	1,500,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
58

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,019,846	$ 31,441,584
Net realized gain (loss)	(69,957,001)	(14,196,737)
Net change in unrealized appreciation/depreciation	(33,872,366)	35,569,504
Net increase (decrease) in net assets resulting from operations	(78,809,521)	52,814,351
Net equalization credits and charges	—	(293,686)
Distributions to shareholders	(32,105,329)	(35,674,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,981,001	27,707,699
Cost of shares redeemed	(110,464,197)	(125,213,487)
Net income equalization	—	293,686
Other Capital	24,260	12,844
Net increase (decrease) in net assets from beneficial interest transactions	(99,458,936)	(97,199,258)
Net increase (decrease) in net assets during the period	(210,373,786)	(80,353,281)
Net assets at beginning of period	781,556,332	861,909,613
NET ASSETS AT END OF PERIOD	$ 571,182,546	$ 781,556,332
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	750,000
Shares redeemed	(3,400,000)	(3,350,000)
Net increase (decrease) from share transactions	(3,100,000)	(2,600,000)
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
59

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 37.79	$ 38.35	$ 41.30	$ 32.76	$ 33.77
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.02	1.17	1.04	1.05
Net realized and unrealized gain (loss) (c)	(1.46)	(0.49)	(2.89)	8.34	(0.83)
Total from investment operations	(0.65)	0.53	(1.72)	9.38	0.22
Net equalization credits and charges (b)	(0.00)(d)	(0.01)	(0.08)	0.13	(0.06)
Distributions to shareholders from:
Net investment income	(0.74)	(1.08)	(1.15)	(0.97)	(1.17)
Net asset value, end of period	$ 36.40	$ 37.79	$ 38.35	$ 41.30	$ 32.76
Total return (e)	(1.65)%	1.43%	(4.40)%	29.30%	0.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,747,270	$2,050,307	$3,108,379	$4,555,667	$2,538,715
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.21%	2.80%	2.89%	2.83%	3.13%
Portfolio turnover rate (f)	9%	6%	7%	4%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
60

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 24.08	$ 24.97	$ 25.11	$ 21.56	$ 20.21
Income (loss) from investment operations:
Net investment income (loss) (c)	0.54	0.76	0.67	0.60	0.58
Net realized and unrealized gain (loss) (d)	0.06	(0.95)	(0.21)	3.48	1.33
Total from investment operations	0.60	(0.19)	0.46	4.08	1.91
Other capital	0.00(e)	0.00(e)	0.00(e)	(0.00)(e)	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.70)	(0.60)	(0.53)	(0.56)
Net asset value, end of period	$ 24.01	$ 24.08	$ 24.97	$ 25.11	$ 21.56
Total return (f)	2.44%	(0.61)%	1.76%	19.24%	9.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,270,389	$1,683,113	$1,550,892	$1,461,775	$847,299
Ratios to average net assets:
Total expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.26%	3.20%	2.61%	2.62%	2.80%
Portfolio turnover rate (g)	4%	3%	3%	3%	7%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
61

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.99	$ 30.87	$ 30.31	$ 27.40	$ 25.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.96	1.25	1.05	1.18	1.28
Net realized and unrealized gain (loss) (c)	(5.68)	(0.87)	0.57	2.70	2.29
Total from investment operations	(4.72)	0.38	1.62	3.88	3.57
Net equalization credits and charges (b)	(0.01)	(0.03)	(0.01)	0.04	0.04
Voluntary Contribution from an Affiliate (Note 3)	—	0.01	—	—	—
Other capital	0.01	0.01	0.00(d)	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(0.98)	(1.25)	(1.05)	(1.01)	(1.29)
Net asset value, end of period	$ 24.29	$ 29.99	$ 30.87	$ 30.31	$ 27.40
Total return (e)	(15.71)%	1.09%(f)	5.26%	14.47%	14.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,057	$410,811	$402,845	$422,858	$300,042
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	3.47%	4.00%	3.21%	4.05%	4.91%
Portfolio turnover rate (g)	78%	73%	55%	123%	48%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%. See Note 4.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
62

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 43.50	$ 44.89	$ 49.42	$ 42.74	$ 37.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	1.12	1.19	1.04	0.89
Net realized and unrealized gain (loss) (c)	1.11	(1.21)	(4.25)	6.61	5.84
Total from investment operations	2.05	(0.09)	(3.06)	7.65	6.73
Other capital	0.01	0.01	0.01	0.03	0.04
Distributions to shareholders from:
Net investment income	(1.19)	(1.31)	(1.48)	(1.00)	(1.03)
Net asset value, end of period	$ 44.37	$ 43.50	$ 44.89	$ 49.42	$ 42.74
Total return (d)	4.75%	(0.07)%	(6.49)%	18.46%	18.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$505,767	$522,052	$471,349	$479,338	$320,556
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.22%	2.58%	2.37%	2.30%	2.29%
Portfolio turnover rate (e)	30%	23%	24%	34%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
63

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 38.98	$ 38.05	$ 40.25	$ 36.61	$ 33.95
Income (loss) from investment operations:
Net investment income (loss) (b)	1.31	1.47	1.50	1.51	1.68
Net realized and unrealized gain (loss) (c)	(4.88)	1.16	(1.95)	4.13	2.56
Total from investment operations	(3.57)	2.63	(0.45)	5.64	4.24
Net equalization credits and charges (b)	—	(0.01)	(0.12)	(0.01)	0.05
Other capital	0.00(d)	0.00(d)	(0.00)(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.71)	(1.69)	(1.63)	(1.99)	(1.63)
Net asset value, end of period	$ 33.70	$ 38.98	$ 38.05	$ 40.25	$ 36.61
Total return (e)	(9.24)%	7.12%	(1.49)%	15.84%	12.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$571,183	$781,556	$861,910	$1,251,962	$1,010,508
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.64%	3.89%	3.74%	3.95%	4.81%
Portfolio turnover rate (f)	65%	66%	47%	122%	39%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
64

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
65

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
68

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR S&P International Dividend ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign securities. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2020:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract,
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30,2020, the SPDR S&P Emerging Markets Dividend ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
SPDR S&P International Dividend Fund has entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the period ended September 30, 2020, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by
72

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
The following tables summarize the value of the Fund's derivative instruments as of September 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ 3,375	$—	$ 3,375
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	780,719	—	780,719

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$32,804	$—	$32,804
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	(9,631)	—	(9,631)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ 3,315	$—	$ 3,315
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	787,815	—	787,815
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Annual Rate
SPDR S&P Emerging Markets Dividend ETF	0.49%
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. The Adviser has contractually agreed to waive a portion of its Management/Advisory fee and/or reimburse certain expenses, until January 31, 2021, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement, if any, are limited to 0.30% of the Fund’s average daily net assets.
The contractual fee waiver and/or expense reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after January 31, 2021. The waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board. For the period ended September 30, 2020, the SPDR MSCI ACWI ex-US ETF waived $625,380.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Schedules of Investments.
During the year ended September 30, 2019, State Street made a voluntary contribution of $82,258 to the SPDR S&P Emerging Markets Dividend ETF in connection with trading matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2020, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$166,728,263	$158,165,158
SPDR MSCI ACWI ex-US ETF	63,631,271	105,460,220
SPDR S&P Emerging Markets Dividend ETF	258,948,531	273,513,349
SPDR S&P Emerging Markets Small Cap ETF	145,260,886	166,724,729
SPDR S&P International Dividend ETF	438,209,872	451,512,461
For the period ended September 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$277,512,161	$475,061,260	$(39,291,623)
SPDR MSCI ACWI ex-US ETF	—	306,484,325	4,408,268
SPDR S&P Emerging Markets Dividend ETF	8,467,030	67,639,384	(12,756,243)
SPDR S&P Emerging Markets Small Cap ETF	3,812,421	15,493,534	2,085,800
SPDR S&P International Dividend ETF	3,811,394	102,825,090	(7,005,618)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return on capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The tax character of distributions paid during the period ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$35,822,371	$—	$35,822,371
SPDR MSCI ACWI ex-US ETF	42,431,120	—	42,431,120
SPDR S&P Emerging Markets Dividend ETF	11,256,988	—	11,256,988
SPDR S&P Emerging Markets Small Cap ETF	14,015,993	—	14,015,993
SPDR S&P International Dividend ETF	32,105,329	—	32,105,329
The tax character of distributions paid during the period ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 67,649,383	$ —	$ 67,649,383
SPDR MSCI ACWI ex-US ETF	50,217,847	—	50,217,847
SPDR S&P Emerging Markets Dividend ETF	17,333,681	—	17,333,681
SPDR S&P Emerging Markets Small Cap ETF	14,381,108	—	14,381,108
SPDR S&P International Dividend ETF	35,674,688	—	35,674,688
At September 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX 50 ETF	$11,236,226	$(600,183,989)	$—	$(126,012,978)	$(714,960,741)
SPDR MSCI ACWI ex-US ETF	11,094,225	(123,738,217)	—	(42,228,375)	(154,872,367)
SPDR S&P Emerging Markets Dividend ETF	736,580	(290,880,782)	—	(31,990,631)	(322,134,833)
SPDR S&P Emerging Markets Small Cap ETF	9,212,130	(84,972,969)	—	(85,397,464)	(161,158,303)
SPDR S&P International Dividend ETF	1,538,185	(496,934,084)	—	(19,922,101)	(515,318,000)
79

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

As of September 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX 50 ETF	$ 53,384,347	$546,799,642
SPDR MSCI ACWI ex-US ETF	10,451,035	113,287,182
SPDR S&P Emerging Markets Dividend ETF	118,167,830	172,712,952
SPDR S&P Emerging Markets Small Cap ETF	—	84,972,969
SPDR S&P International Dividend ETF	224,120,737	272,813,347
As of September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and derivatives based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$1,877,919,953	$259,615,669	$385,745,885	$(126,130,216)
SPDR MSCI ACWI ex-US ETF	1,318,340,785	265,371,997	307,677,945	(42,305,948)
SPDR S&P Emerging Markets Dividend ETF	286,820,264	8,132,782	40,120,231	(31,987,449)
SPDR S&P Emerging Markets Small Cap ETF	597,472,789	65,035,745	150,259,134	(85,223,389)
SPDR S&P International Dividend ETF	597,163,211	24,526,643	44,536,324	(20,009,681)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 13,342,527	$ 13,626,201	$ —	$ 13,626,201
SPDR MSCI ACWI ex-US ETF	44,126,484	17,817,316	28,618,310	46,435,626
SPDR S&P Emerging Markets Dividend ETF	424,044	430,383	—	430,383
SPDR S&P Emerging Markets Small Cap ETF	23,861,666	9,052,103	17,316,555	26,368,658
SPDR S&P International Dividend ETF	47,910,687	11,138,775	39,465,224	50,603,999
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of September 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$13,626,201	$—	$—	$—	$13,626,201	$13,626,201
SPDR MSCI ACWI ex-US ETF	Common Stocks	17,817,316	—	—	—	17,817,316	17,817,316
81

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

		Remaining Contractual Maturity of the Agreements As of September 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	$ 430,383	$—	$—	$—	$ 430,383	$ 430,383
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	9,052,103	—	—	—	9,052,103	9,052,103
SPDR S&P International Dividend ETF	Common Stocks	11,138,775	—	—	—	11,138,775	11,138,775
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2020:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of September 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support
83

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Stock Split
The Board authorized a 3-for-2 split for the SPDR MSCI ACWI ex-US ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock split.
13.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
85

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P International Dividend ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P International Dividend ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments or summary schedules of investments, as of September 30, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of September 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR Index Shares Funds) at September 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statements of changes in net assets for the year ended September 30, 2019, and the financial highlights for the periods ended prior to October 1, 2019, were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those statements of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 25, 2020
87

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
88

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$1,243.90	$1,223.90	$ 1,118.70
Expenses Paid During Period(a)	1.63	1.67	2.60
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.50	1,022.60
Expenses Paid During Period(a)	1.47	1.52	2.48
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.65%	0.45%
Actual:
Ending Account Value	$1,360.10	$1,128.70
Expenses Paid During Period(a)	3.84	2.39
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.80	1,022.80
Expenses Paid During Period(a)	3.29	2.28
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$4,591,199
SPDR MSCI ACWI ex-US ETF	2,342,457
SPDR S&P Emerging Markets Dividend ETF	1,291,109
SPDR S&P Emerging Markets Small Cap ETF	1,933,288
SPDR S&P International Dividend ETF	1,379,596
The amount of foreign source income earned on the following Funds during the year ended September 30, 2020 was as follows:
Amount
SPDR EURO STOXX 50 ETF	$52,251,349
SPDR MSCI ACWI ex-US ETF	40,200,279
SPDR S&P Emerging Markets Dividend ETF	14,844,787
90

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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Amount
SPDR S&P Emerging Markets Small Cap ETF	$15,179,784
SPDR S&P International Dividend ETF	30,609,003
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Small Cap ETF
91

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
93

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
94

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair)
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
95

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
96

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
97

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005-March 2020); Retired Executive Vice President, State Street Global Advisors (2012-March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- March 2020); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	136	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

98

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
99

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Deputy Treasurer of Elfun Funds (July 2016 - present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 - present); Treasurer of Elfun Funds (June 2011 - July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
100

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISIAR

Annual Report
September 30, 2020
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States.
The S&P China BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Natural Resources Index is comprised of 90 of the largest publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investibility requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources - Agriculture Index, the S&P Global Natural Resources - Energy Index and the S&P Global Natural Resources - Metals and Mining Index. The maximum weight of each sub-index is capped at one-third of the total weight of the Index.
The S&P Developed Ex-U.S. Under USD2 Billion Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies domiciled in developed countries outside the United States. The Index is a rules-based index that measures global stock market performance.
The S&P BMI North American Natural Resources Index (the "Index") comprises publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, materials or agriculture.
See accompanying notes to financial statements.
1

SPDR Dow Jones Global Real Estate ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. The Fund’s benchmark is the Dow Jones Global Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –20.65%, and the Index was –20.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, dividend tax withholding differences, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
As the world was navigating around a global pandemic for the majority of the fiscal year, Real Estate was hit particularly hard. In fact, the Index lost 29.53% in the second fiscal quarter alone as the pandemic was realized. Though it did recoup some in the last two quarters (+8.89% and +1.85%, respectively), it wasn’t close to the rebounds that the broader markets saw over that same timeframe. Stores, hotels, and offices were mostly dormant for over half of the fiscal year as social distancing practically eliminated weekend shopping outings, family restaurant visits, or any semblance of vacations. Brick-and-mortar shopping was limited to single-person grocery trips with a focus on essentials. This new consumer efficiency devastated retail in general, and retail REITs in particular as the broader sector was still able to produce some revenue via online shopping. Mergers and acquisitions, usually a staple for the REIT sector, were non-existent as well during much of the fiscal year as overall economic uncertainty, dwindling values, and social distancing prevented new M&A exploration.
The Fund used futures contracts in order to expose cash and dividend receivables to the Index during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Equity Residential, Simon Property, and AvalonBay Communities. The top negative contributors to the Fund’s performance during the Reporting Period were Goodman Group, Deutsche Wohnen, and Prologis.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index
ONE YEAR	(20.65)	(20.77)	(20.87)	(20.65)	(20.77)	(20.87)
FIVE YEARS	4.75	4.68	3.27	0.93	0.92	0.65
TEN YEARS	61.83	61.46	58.15	4.93	4.91	4.69
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)  (continued)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Prologis, Inc. REIT	6.5%
Digital Realty Trust, Inc. REIT	3.4
Public Storage REIT	3.0
Welltower, Inc. REIT	2.0
Goodman Group REIT	1.9
AvalonBay Communities, Inc. REIT	1.8
Realty Income Corp. REIT	1.8
Simon Property Group, Inc. REIT	1.7
Alexandria Real Estate Equities, Inc. REIT	1.6
Deutsche Wohnen SE	1.6
TOTAL	25.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2020

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	88.5%
Real Estate Management & Development	11.0
Diversified Financial Services	0.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Dow Jones International Real Estate ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. The Fund’s benchmark is the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –17.76%, and the Index was –17.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, dividend tax withholding differences, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
As the world was navigating around a global pandemic for the majority of the fiscal year, Real Estate was hit particularly hard. In fact, the Index lost 30.57% in the second fiscal quarter alone as the pandemic was realized. Though it did recoup some in the last two quarters (+8.77% and +3.90%, respectively), it wasn’t close to the rebounds that the broader markets saw over that same timeframe. Stores, hotels, and offices were mostly dormant for over half of the fiscal year as social distancing practically eliminated weekend shopping outings, family restaurant visits, or any semblance of vacations. Brick-and-mortar shopping was limited to single-person grocery trips with a focus on essentials. This new consumer efficiency devastated retail in general, and retail REITs in particular as the broader sector was still able to produce some revenue via online shopping. Mergers and acquisitions, usually a staple for the REIT sector, were non-existent as well during much of the fiscal year as overall economic uncertainty, dwindling values, and social distancing prevented new M&A exploration.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Unibail-Rodamco Westfield, Scentre Group, and Link REIT. The top negative contributors to the Fund’s performance during the Reporting Period were Goodman Group, Deutsche Wohnen, and Segro.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Dow Jones International Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index
ONE YEAR	(17.76)	(17.71)	(17.55)	(17.76)	(17.71)	(17.55)
FIVE YEARS	0.29	0.10	1.89	0.06	0.02	0.38
TEN YEARS	34.71	34.42	39.37	3.02	3.00	3.37
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Goodman Group REIT	4.6%
Deutsche Wohnen SE	3.9
Mitsui Fudosan Co., Ltd.	3.6
Link REIT REIT	3.6
Segro PLC REIT	3.1
LEG Immobilien AG	2.2
Nippon Prologis REIT, Inc. REIT	1.8
Scentre Group REIT	1.8
Nippon Building Fund, Inc. REIT	1.7
Gecina SA REIT	1.5
TOTAL	27.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2020

		% of Net Assets
	Equity Real Estate Investment Trusts (REITs)	72.3%
	Real Estate Management & Development	27.1
	Diversified Financial Services	0.0*
	Short-Term Investments	2.1
	Liabilities in Excess of Other Assets	(1.5)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P China ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. The Fund’s benchmark is the S&P China BMI Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 31.89%, and the Index was 32.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to sampling.
S&P China Index added 14.02% in the fourth quarter reflecting strong gains in December as the agreement on trade with the United States was announced and manufacturing data improved. Global equity markets marched upwards until the end of January, when concerns around the spread of COVID-19 from China began to negatively affect risk sentiment. China’s manufacturing PMI, which dropped to a record low of 35.7 in February, signaled a sharp contraction in business activity and provided a glimpse of what is to come from other countries. S&P China Index return was10.28% in the first quarter of 2020. China’s virus containment efforts were deemed relatively successful and S&P China Index was up by 15.85% in the second quarter in 2020. China’s economy witnessed robust recovery in the third quarter of this year with steady growth in manufacturing and services. Retail sales showed growth and decline in fixed assets investments narrowed. The S&P China Index was up 12.21% in the third quarter of 2020.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd. Sponsored ADR, Meituan Dianping, and Tencent Holdings Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were CNOOC Limited, Dhina Mobile Limited, and Ping An Insurance (Group).
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P China ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P China BMI Index	Net Asset Value	Market Value	S&P China BMI Index
ONE YEAR	31.89	33.46	32.99	31.89	33.46	32.99
FIVE YEARS	89.53	90.24	89.19	13.64	13.73	13.60
TEN YEARS	88.97	90.17	89.77	6.57	6.64	6.62
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	17.2%
Tencent Holdings, Ltd.	12.3
Meituan Dianping Class B	4.1
JD.com, Inc. ADR	2.3
China Construction Bank Corp. Class H	2.1
Ping An Insurance Group Co. of China, Ltd. Class H	1.9
Industrial & Commercial Bank of China, Ltd. Class H	1.3
Baidu, Inc. ADR	1.2
Xiaomi Corp. Class B	1.2
NetEase, Inc. ADR	1.2
TOTAL	44.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	34.0%
Communication Services	18.4
Financials	13.4
Information Technology	6.5
Health Care	5.8
Industrials	5.6
Consumer Staples	5.3
Real Estate	4.3
Materials	3.0
Energy	1.8
Utilities	1.4
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Global Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S& P Global Natural Resources Index. The Fund’s benchmark is the S&P Global Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –9.97%, and the Index was –10.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative security misweights between the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.
Uncertainty surrounding the COVID-19 pandemic, monetary and fiscal policy and geopolitical tensions were primary drivers of Fund performance during the Reporting Period. The Fund had positive performance in three of the quarters in the Reporting Period. Positive performance in the first quarter of the Reporting Period was driven by easing geopolitical tensions as the US and China reached a partial agreement of their trade war and the UK and EU reached a new Brexit agreement as well. Performance in the second quarter of the Reporting Period was negative as the impact of the spread of coronavirus began to take hold with countries implementing economic shutdowns and quarantine measures amid warnings that the virus could become a pandemic. Reduced economic activity from government-directed shutdowns also impacted the Fund’s performance as demand for oil fell during this period. The Fund’s performance in the third and fourth quarters of the Reporting Period was positive on the back of progress in COVID-19 treatment and vaccine development, social distancing measures were slowing the infection rate of the virus, the reopening of locked-down economies, rising gold prices, positive earnings reports and dovish monetary policy. The positive performance during these two quarters was tempered due to geopolitical tensions between China and the US, Taiwan and Hong Kong and fears of a second wave of the virus as positive cases began to surge.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wheaton Precious Metals, Barrick Gold Corporation and Newmont Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Royal Dutch Shell, BP, and Exxon Mobil Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P Global Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Natural Resources Index	Net Asset Value	Market Value	S&P Global Natural Resources Index
ONE YEAR	(9.97)	(10.10)	(10.20)	(9.97)	(10.10)	(10.20)
FIVE YEARS	33.97	33.89	33.81	6.02	6.01	6.00
TEN YEARS	(4.16)	(4.39)	(4.18)	(0.42)	(0.45)	(0.43)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
BHP Group, Ltd.	4.4%
Nutrien, Ltd.	3.9
Exxon Mobil Corp.	3.7
TOTAL SE	3.6
Chevron Corp.	3.5
UPM-Kymmene Oyj	3.2
BP PLC	2.5
Reliance Industries, Ltd. GDR	2.3
Royal Dutch Shell PLC Class A	2.2
Mondi PLC	2.0
TOTAL	31.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity market. The Fund’s benchmark is the S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 6.71%, and the Index was 6.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 11.21% during the last quarter of 2019 as progress appeared to take shape on a couple of the most prominent geopolitical issues overhanging the market. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced – as well as speculation surrounding Chinese purchases of US agricultural products – lifted spirits in early October. Around the same time, European assets and currencies received a jolt as UK Prime Minister Boris Johnson and Irish Premier Leo Varadkar issued a constructive joint statement on progress towards a Brexit deal. While there was no shortage of back and forth volleys on the trade front, by the middle of December the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies. The United States agreed not to proceed with an escalation of tariffs and was set to cut tariffs on $120 billion of Chinese imports. Not to be outdone, Boris Johnson presided over a decisive Conservative victory in the UK election, which helped lift UK equities into the end of the year.
The Fund lost 28.37% where little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets. Developed ex-US small cap stocks suffered far worse than its large cap counterpart as measured by the S&P Developed ex-USA Large Cap Index that lost 22% during the same period.
The Fund reversed course and recouped most the loss experienced in the first quarter of 2020 by adding 20.78% in the subsequent quarter. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. Developed ex-US small cap stocks fared much better than its large cap counterpart that gained 15% in the same period and resulted in slightly outpacing the S&P Developed ex-USA Large Cap Index by about 1% for the calendar year ending June 30, 2020.
See accompanying notes to financial statements.
14

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The positive momentum carried over to the third quarter of 2020 as the Fund tallied up another 10.91% during this period. Led by the United States, economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. However, growth momentum decelerated toward the end of the third quarter as fiscal support waned and services growth remained restricted given persistent and rising COVID-19 cases. Developed ex-US small cap stocks finished strong this quarter besting the large cap as measured by the S&P Developed ex-US Large Cap Index that returned only 5% and further outpacing its larger cap counterpart for the calendar year ending on September 30, 2020.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Seegene, Inc, Alteogen Inc, Deutsche EuroShop AG. The top negative contributors to the Fund’s performance during the Reporting Period were Shinpoong Pharmaceutical Co, J D Wetherspoon plc, Ltd, and Senior PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P International Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index
ONE YEAR	6.71	6.73	6.90	6.71	6.73	6.90
FIVE YEARS	33.07	33.37	32.55	5.88	5.93	5.80
TEN YEARS	66.13	66.09	63.69	5.21	5.20	5.05
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Iwatani Corp.	0.3%
Shochiku Co., Ltd.	0.2
William Hill PLC	0.2
Pets at Home Group PLC	0.2
Solutions 30 SE	0.2
Premier Investment Corp. REIT	0.2
Kanematsu Corp.	0.2
NIPPON REIT Investment Corp. REIT	0.2
Nitto Boseki Co., Ltd.	0.2
Shimachu Co., Ltd.	0.2
TOTAL	2.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
17

SPDR S&P North American Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded North American companies in natural resources and /or commodities businesses. The Fund’s benchmark is the S&P BMI North American Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was –7.09%, and the Index was –7.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
While 2020 started off in positive fashion for global equity markets, the mood quickly changed with the realization that the spread of the Coronavirus Disease 2019 (COVID-19) around the world would have significant consequences. Social distancing, temporary lock-downs and quarantines and other mobility restrictions inflicted major harm to the global economy and financial markets. The magnitude of the damage was staggering, with miasmic milestones turning up in every corner of financial markets. Libor exhibited its sharpest jump since the Global Financial Crisis. The yield on the 10-Year US Treasury note slid below 1% for the first time ever (as would the yield on the 30-Year US Treasury bond for a brief period). Oil prices fell to their lowest levels since 1999. The S&P 500 Index registered its third worst daily loss ever on March 16 – outpaced in infamy only by October 19, 1987, and October 28, 1929. And in terms of volatility, the VIX Index surged to its highest reading ever during the depths of the sell-off.
Global supply chain disruptions and impacts on labor from quarantine measures had debilitating effects on growth-sensitive commodities like industrial metals, which experienced double-digit losses on the quarter. Gold was one of the lone bright spots, as the precious metal benefited from strong safe-haven buying amongst the market turmoil.
Risk assets saw a rebound in April on the back of unprecedented fiscal and monitory support early in the quarter. Oil prices rallied back sharply from the lows recorded early in the quarter on demand recovery and coordinated supply cuts by OPEC+ countries. Economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, continued fiscal and monetary policy support and pent up demand release. Strong demand from natural gas fired power generation and production cuts agreed by OPEC+ countries supported the recovery in energy prices. Improving economic data, continued risk-on rally and additional stimulus supported the upward movement in industrial metals as well during the 3rd quarter. Silver had another best quarter and outperformed gold as it benefited from both the industrial and investment sides of demand. Gold also had a strong quarter, up 5%, despite a weak September.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Newmont Goldcorp Corporation, and Franco-Nevada Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corporation, Chevron Corporation, and Suncor Energy Inc.
See accompanying notes to financial statements.
18

SPDR S&P North American Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

SPDR S&P North American Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index
ONE YEAR	(7.09)	(7.06)	(7.33)	(7.09)	(7.06)	(7.33)
SINCE INCEPTION(1)	28.19	28.28	27.45	5.31	5.33	5.19
(1)	For the period ended December 15, 2015 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P North American Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Chevron Corp.	9.7%
Exxon Mobil Corp.	9.7
Barrick Gold Corp.	7.6
Newmont Corp.	7.3
Archer-Daniels-Midland Co.	5.1
ConocoPhillips	5.0
Nutrien, Ltd.	4.5
Corteva, Inc.	4.3
Franco-Nevada Corp.	4.1
Freeport-McMoRan, Inc.	3.5
TOTAL	60.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
21

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
BWP Trust REIT	642,106	$ 1,859,327
Charter Hall Long Wale REIT	551,445	1,984,145
Charter Hall Retail REIT	625,334	1,505,979
Dexus REIT	1,386,667	8,835,711
Goodman Group REIT	2,116,744	27,218,134
GPT Group REIT	2,474,193	6,916,172
National Storage REIT	1,176,292	1,530,239
Scentre Group REIT	6,597,467	10,403,213
Shopping Centres Australasia Property Group REIT	1,405,914	2,156,454
Vicinity Centres REIT (a)	4,886,072	4,815,375
		67,224,749
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	90,082	2,672,558
BELGIUM — 1.1%
Aedifica SA REIT	34,658	4,234,868
Cofinimmo SA REIT	34,345	5,163,214
Warehouses De Pauw CVA REIT	165,794	6,038,636
		15,436,718
BRAZIL — 0.3%
BR Malls Participacoes SA	986,421	1,466,563
BR Properties SA	278,500	444,695
Iguatemi Empresa de Shopping Centers SA	108,600	592,474
Multiplan Empreendimentos Imobiliarios SA	350,900	1,209,624
		3,713,356
CANADA — 1.2%
Allied Properties Real Estate Investment Trust	77,266	2,073,731
Artis Real Estate Investment Trust	85,200	507,086
Boardwalk Real Estate Investment Trust	29,174	599,533
Canadian Apartment Properties REIT	106,908	3,717,669
Cominar Real Estate Investment Trust	114,606	629,765
Dream Industrial Real Estate Investment Trust	95,856	811,627
Dream Office Real Estate Investment Trust	34,925	474,556
First Capital Real Estate Investment Trust	137,010	1,329,328
Granite Real Estate Investment Trust	36,313	2,100,894
H&R Real Estate Investment Trust	180,027	1,303,284
InterRent Real Estate Investment Trust	85,126	802,985
RioCan Real Estate Investment Trust	199,203	2,096,795
See accompanying notes to financial statements.
22

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	90,760	$ 1,358,937
		17,806,190
FRANCE — 1.6%
Covivio REIT	61,742	4,351,347
Gecina SA REIT	68,717	9,081,482
Klepierre SA REIT (a)	263,734	3,706,575
Unibail-Rodamco-Westfield (a)(b)	116,023	201,246
Unibail-Rodamco-Westfield REIT (a)(b)	170,443	6,295,907
		23,636,557
GERMANY — 3.5%
alstria office REIT-AG	224,607	3,123,752
Aroundtown SA (c)	1,535,731	7,725,757
Deutsche EuroShop AG (c)	64,123	797,055
Deutsche Wohnen SE	457,568	22,906,060
Grand City Properties SA	128,821	3,114,899
LEG Immobilien AG	90,752	12,962,002
		50,629,525
HONG KONG — 2.9%
Hang Lung Properties, Ltd.	2,342,018	5,916,995
Hysan Development Co., Ltd.	764,731	2,284,325
Link REIT	2,630,982	21,387,338
Swire Properties, Ltd.	1,334,600	3,513,012
Wharf Real Estate Investment Co., Ltd. (a)	2,199,000	8,937,871
		42,039,541
JAPAN — 12.4%
Activia Properties, Inc. REIT	880	3,331,375
Advance Residence Investment Corp. REIT	1,759	5,183,824
Aeon Mall Co., Ltd.	129,900	1,816,852
AEON REIT Investment Corp.	1,936	2,221,639
Comforia Residential REIT, Inc.	787	2,289,482
Daiwa House REIT Investment Corp.	2,558	6,520,440
Daiwa Office Investment Corp. REIT	382	2,186,373
Daiwa Securities Living Investments Corp. REIT	2,654	2,736,238
Frontier Real Estate Investment Corp. REIT	630	2,137,212
Fukuoka REIT Corp.	943	1,217,062
Global One Real Estate Investment Corp. REIT	1,214	1,163,038
GLP J-REIT	5,060	7,806,008
Hoshino Resorts REIT, Inc. (a)	281	1,408,595
Hulic Co., Ltd.	642,600	5,991,835
Hulic Reit, Inc.	1,498	1,977,366
See accompanying notes to financial statements.
23

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	1,943	$ 1,404,822
Industrial & Infrastructure Fund Investment Corp. REIT	2,631	4,495,113
Invesco Office J-Reit, Inc.	11,426	1,574,283
Invincible Investment Corp. REIT	7,789	2,302,822
Japan Excellent, Inc. REIT	1,661	1,934,397
Japan Hotel REIT Investment Corp.	5,703	2,793,946
Japan Logistics Fund, Inc. REIT	1,157	3,305,558
Japan Prime Realty Investment Corp. REIT	1,227	3,796,224
Japan Real Estate Investment Corp. REIT	1,762	8,982,811
Japan Retail Fund Investment Corp. REIT	3,362	5,173,778
Kenedix Office Investment Corp. REIT	547	3,260,333
Kenedix Residential Next Investment Corp. REIT	1,226	2,159,702
Kenedix Retail REIT Corp.	683	1,366,259
LaSalle Logiport REIT	2,091	3,491,274
Leopalace21 Corp. (a)(c)	196,300	355,286
MCUBS MidCity Investment Corp. REIT	2,292	1,761,406
Mirai Corp. REIT	2,123	800,677
Mitsubishi Estate Logistics REIT Investment Corp.	438	1,801,308
Mitsui Fudosan Co., Ltd.	1,245,800	21,562,150
Mitsui Fudosan Logistics Park, Inc. REIT	499	2,373,714
Mori Hills REIT Investment Corp.	2,029	2,632,143
Mori Trust Sogo Reit, Inc.	1,216	1,532,531
Nippon Accommodations Fund, Inc. REIT	621	3,571,942
Nippon Building Fund, Inc. REIT	1,797	10,148,887
Nippon Prologis REIT, Inc.	3,135	10,560,907
NIPPON REIT Investment Corp.	580	1,959,348
Nomura Real Estate Master Fund, Inc. REIT	6,053	7,571,269
Orix JREIT, Inc.	3,557	5,436,787
Premier Investment Corp. REIT	1,704	1,974,786
Sekisui House Reit, Inc.	5,439	3,999,492
Tokyu Fudosan Holdings Corp.	776,000	3,316,365
Tokyu REIT, Inc.	1,201	1,670,679
United Urban Investment Corp. REIT	4,019	4,444,398
		181,502,736
MALTA — 0.0% (d)
BGP Holdings PLC	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,825,832	3,031,100
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT	44,289	514,162
See accompanying notes to financial statements.
24

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Wereldhave NV REIT (a)	51,600	$ 471,968
		986,130
NORWAY — 0.2%
Entra ASA (a)(e)	214,116	3,009,240
PHILIPPINES — 0.6%
SM Prime Holdings, Inc.	14,388,200	8,725,517
ROMANIA — 0.1%
NEPI Rockcastle PLC	522,048	2,159,551
SINGAPORE — 3.6%
Ascendas Real Estate Investment Trust	3,578,323	8,492,980
CapitaLand Commercial Trust REIT	3,376,108	4,055,979
CapitaLand Mall Trust REIT (a)	3,276,404	4,632,232
CapitaLand, Ltd.	3,165,217	6,283,597
ESR-REIT (a)	3,015,100	850,351
Frasers Centrepoint Trust REIT (a)	928,600	1,625,781
Frasers Logistics & Commercial Trust REIT	3,368,600	3,430,045
Keppel DC REIT	1,618,300	3,449,749
Keppel REIT (a)	2,130,212	1,669,714
Mapletree Commercial Trust REIT	2,755,531	3,915,999
Mapletree Industrial Trust REIT	2,115,800	4,975,253
Mapletree Logistics Trust REIT	3,276,216	4,895,964
Mapletree North Asia Commercial Trust REIT	2,665,400	1,825,616
Suntec Real Estate Investment Trust	2,695,995	2,863,668
		52,966,928
SOUTH AFRICA — 0.3%
Growthpoint Properties, Ltd. REIT	3,873,324	2,844,617
Hyprop Investments, Ltd. REIT	327,925	322,224
Redefine Properties, Ltd. REIT	6,978,497	1,008,284
		4,175,125
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	312,543	2,585,684
Merlin Properties Socimi SA REIT	422,752	3,532,150
		6,117,834
SWEDEN — 1.6%
Castellum AB	305,379	6,960,594
Fabege AB (a)	344,223	4,780,661
Hufvudstaden AB Class A	148,244	2,068,791
Klovern AB Class B	679,002	1,254,826
Kungsleden AB	229,455	2,180,463
See accompanying notes to financial statements.
25

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (a)	1,030,334	$ 3,128,992
Wihlborgs Fastigheter AB (a)	171,330	3,397,886
		23,772,213
SWITZERLAND — 1.0%
PSP Swiss Property AG	53,698	6,516,818
Swiss Prime Site AG	97,307	8,854,275
		15,371,093
THAILAND — 0.2%
Central Pattana PCL NVDR	1,727,100	2,316,426
UNITED KINGDOM — 4.2%
British Land Co. PLC REIT	1,198,548	5,227,954
Capital & Counties Properties PLC REIT	1,094,783	1,583,760
Derwent London PLC REIT	142,046	4,719,472
Grainger PLC	864,998	3,323,496
Great Portland Estates PLC REIT	325,336	2,519,360
Hammerson PLC REIT (a)(c)	4,935,538	1,040,048
Land Securities Group PLC REIT	956,313	6,459,778
LondonMetric Property PLC REIT	1,163,965	3,340,597
Primary Health Properties PLC REIT	1,672,903	3,209,489
Segro PLC REIT	1,514,640	18,257,569
Shaftesbury PLC REIT	306,862	1,972,448
Tritax Big Box REIT PLC	2,187,480	4,383,359
UNITE Group PLC REIT (c)	505,522	5,483,190
		61,520,520
UNITED STATES — 59.2%
Acadia Realty Trust REIT	110,383	1,159,021
Agree Realty Corp. REIT	68,996	4,390,905
Alexandria Real Estate Equities, Inc. REIT	149,244	23,879,040
American Assets Trust, Inc. REIT	61,592	1,483,751
American Campus Communities, Inc. REIT	174,776	6,103,178
American Homes 4 Rent Class A, REIT	338,792	9,648,796
Americold Realty Trust REIT	257,937	9,221,248
Apartment Investment and Management Co. Class A, REIT	189,047	6,374,665
Apple Hospitality REIT, Inc.	268,835	2,583,504
AvalonBay Communities, Inc. REIT	179,000	26,731,860
Boston Properties, Inc. REIT	180,110	14,462,833
Brandywine Realty Trust REIT	218,486	2,259,145
Brixmor Property Group, Inc. REIT	379,884	4,440,844
Camden Property Trust REIT	123,783	11,014,211
CareTrust REIT, Inc.	122,668	2,182,877
See accompanying notes to financial statements.
26

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Chatham Lodging Trust REIT	60,212	$ 458,815
City Office REIT, Inc.	61,001	458,728
Columbia Property Trust, Inc. REIT	146,621	1,599,635
Community Healthcare Trust, Inc. REIT	26,412	1,235,025
Corporate Office Properties Trust REIT	143,761	3,410,011
Cousins Properties, Inc. REIT	190,381	5,442,993
CubeSmart REIT	246,188	7,954,334
DiamondRock Hospitality Co. REIT	255,361	1,294,680
Digital Realty Trust, Inc. REIT	342,341	50,241,965
Diversified Healthcare Trust REIT	304,830	1,073,002
Douglas Emmett, Inc. REIT	211,256	5,302,526
Duke Realty Corp. REIT	471,259	17,389,457
Easterly Government Properties, Inc. REIT	101,447	2,273,427
EastGroup Properties, Inc. REIT	50,339	6,510,343
Empire State Realty Trust, Inc. Class A, REIT	185,522	1,135,395
EPR Properties REIT	94,542	2,599,905
Equity Commonwealth REIT	155,681	4,145,785
Equity LifeStyle Properties, Inc. REIT	215,418	13,205,123
Equity Residential REIT	435,610	22,359,861
Essential Properties Realty Trust, Inc. REIT	129,556	2,373,466
Essex Property Trust, Inc. REIT	82,941	16,653,723
Extra Space Storage, Inc. REIT	164,108	17,557,915
Federal Realty Investment Trust REIT	87,408	6,419,243
First Industrial Realty Trust, Inc. REIT	161,526	6,428,735
Four Corners Property Trust, Inc. REIT	90,120	2,306,171
Franklin Street Properties Corp. REIT	137,488	503,206
Front Yard Residential Corp. REIT	63,139	551,835
Getty Realty Corp. REIT	44,020	1,144,960
Global Net Lease, Inc. REIT	114,700	1,823,730
Healthcare Realty Trust, Inc. REIT	172,898	5,207,688
Healthcare Trust of America, Inc. Class A, REIT	277,592	7,217,392
Healthpeak Properties, Inc. REIT	684,715	18,590,012
Hersha Hospitality Trust REIT	46,118	255,494
Highwoods Properties, Inc. REIT	133,094	4,467,966
Host Hotels & Resorts, Inc. REIT	896,460	9,672,803
Hudson Pacific Properties, Inc. REIT	196,433	4,307,776
Independence Realty Trust, Inc. REIT	121,341	1,406,342
Industrial Logistics Properties Trust REIT	83,542	1,827,064
Innovative Industrial Properties, Inc. REIT	27,349	3,394,284
Investors Real Estate Trust REIT	15,582	1,015,479
Invitation Homes, Inc. REIT	712,920	19,954,631
JBG SMITH Properties REIT	142,463	3,809,461
See accompanying notes to financial statements.
27

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Kilroy Realty Corp. REIT	133,136	$ 6,917,747
Kimco Realty Corp. REIT	549,350	6,185,681
Kite Realty Group Trust REIT	107,774	1,248,023
Lexington Realty Trust REIT	353,996	3,699,258
Life Storage, Inc. REIT	60,139	6,330,833
LTC Properties, Inc. REIT	50,212	1,750,390
Macerich Co. REIT (a)	148,967	1,011,486
Mack-Cali Realty Corp. REIT	108,620	1,370,784
Mid-America Apartment Communities, Inc. REIT	145,467	16,866,899
Monmouth Real Estate Investment Corp. REIT	125,436	1,737,289
National Health Investors, Inc. REIT	57,224	3,448,890
National Retail Properties, Inc. REIT	220,660	7,614,977
National Storage Affiliates Trust REIT	79,490	2,600,118
NexPoint Residential Trust, Inc. REIT	27,996	1,241,623
Office Properties Income Trust REIT	61,787	1,280,227
Omega Healthcare Investors, Inc. REIT	288,454	8,636,313
Paramount Group, Inc. REIT	212,586	1,505,109
Park Hotels & Resorts, Inc. REIT	301,919	3,016,171
Pebblebrook Hotel Trust REIT	167,515	2,098,963
Piedmont Office Realty Trust, Inc. Class A, REIT	161,429	2,190,592
Prologis, Inc. REIT	940,185	94,601,415
PS Business Parks, Inc. REIT	25,717	3,147,504
Public Storage REIT	193,441	43,083,179
QTS Realty Trust, Inc. Class A, REIT (a)	77,224	4,866,656
Realty Income Corp. REIT	438,979	26,667,974
Regency Centers Corp. REIT	200,463	7,621,603
Retail Opportunity Investments Corp. REIT	149,135	1,553,241
Retail Properties of America, Inc. Class A, REIT	274,363	1,594,049
Rexford Industrial Realty, Inc. REIT	158,407	7,248,704
RLJ Lodging Trust REIT	211,614	1,832,577
RPT Realty REIT	103,258	561,724
Ryman Hospitality Properties, Inc. REIT	70,459	2,592,891
Seritage Growth Properties Class A, REIT (a)(c)	45,066	606,138
Service Properties Trust REIT	210,878	1,676,480
Simon Property Group, Inc. REIT	389,156	25,170,610
SITE Centers Corp. REIT	190,589	1,372,241
SL Green Realty Corp. REIT	92,915	4,308,469
Spirit Realty Capital, Inc. REIT	131,934	4,452,772
STAG Industrial, Inc. REIT	191,712	5,845,299
STORE Capital Corp. REIT	290,242	7,961,338
Summit Hotel Properties, Inc. REIT	135,342	701,072
Sun Communities, Inc. REIT	124,958	17,570,344
See accompanying notes to financial statements.
28

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	276,315	$ 2,193,941
Tanger Factory Outlet Centers, Inc. REIT (a)	119,797	722,376
Taubman Centers, Inc. REIT	78,943	2,628,012
Terreno Realty Corp. REIT	86,804	4,753,387
UDR, Inc. REIT	375,143	12,233,413
Universal Health Realty Income Trust REIT	16,173	921,699
Urban Edge Properties REIT	141,908	1,379,346
Ventas, Inc. REIT	474,534	19,911,447
VEREIT, Inc.	1,383,113	8,990,234
Vornado Realty Trust REIT	199,156	6,713,549
Washington Prime Group, Inc. REIT (a)	240,134	155,463
Washington Real Estate Investment Trust	105,491	2,123,534
Weingarten Realty Investors REIT	154,351	2,617,793
Welltower, Inc. REIT	530,937	29,249,319
WP Carey, Inc. REIT	221,999	14,465,455
Xenia Hotels & Resorts, Inc. REIT	145,415	1,276,744
		867,039,629
TOTAL COMMON STOCKS (Cost $1,661,204,100)		1,455,853,236

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	1,037,667	1,037,875
State Street Navigator Securities Lending Portfolio II (h) (i)	15,555,494	15,555,494
TOTAL SHORT-TERM INVESTMENTS (Cost $16,593,369)		16,593,369
TOTAL INVESTMENTS — 100.6% (Cost $1,677,797,469)		1,472,446,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(8,644,891)
NET ASSETS — 100.0%		$ 1,463,801,714
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
29

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	250	12/18/2020	$7,877,980	$7,837,500	$(40,480)
During the period ended September 30, 2020, average notional value related to futures contracts was $1,470,615.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,455,853,236	$—	$—	$1,455,853,236
Short-Term Investments	16,593,369	—	—	16,593,369
TOTAL INVESTMENTS	$1,472,446,605	$—	$—	$1,472,446,605
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(40,480)	—	—	(40,480)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (40,480)	$—	$—	$ (40,480)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
30

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,235,062	$3,235,385	$123,294,858	$125,488,703	$(3,602)	$(63)	1,037,667	$ 1,037,875	$ 22,713
State Street Navigator Securities Lending Portfolio II	—	—	272,729,994	257,174,500	—	—	15,555,494	15,555,494	358,663
State Street Navigator Securities Lending Portfolio III	5,956,024	5,956,024	2,937,211	8,893,235	—	—	—	—	15,425
Total		$9,191,409	$398,962,063	$391,556,438	$(3,602)	$(63)		$16,593,369	$396,801
See accompanying notes to financial statements.
31

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.4%
BWP Trust REIT	887,254	$ 2,569,194
Charter Hall Long Wale REIT	793,042	2,853,432
Charter Hall Retail REIT	933,851	2,248,974
Dexus REIT	1,983,098	12,636,113
Goodman Group REIT	3,023,814	38,881,686
GPT Group REIT	3,540,082	9,895,677
National Storage REIT	1,694,944	2,204,954
Scentre Group REIT	9,432,762	14,874,046
Shopping Centres Australasia Property Group REIT	1,948,784	2,989,132
Vicinity Centres REIT (a)	6,997,182	6,895,940
		96,049,148
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	129,293	3,835,872
BELGIUM — 2.6%
Aedifica SA REIT	50,137	6,126,249
Cofinimmo SA REIT	49,178	7,393,116
Warehouses De Pauw CVA REIT	239,499	8,723,158
		22,242,523
BRAZIL — 0.6%
BR Malls Participacoes SA	1,444,797	2,148,054
BR Properties SA	374,700	598,302
Iguatemi Empresa de Shopping Centers SA	160,900	877,800
Multiplan Empreendimentos Imobiliarios SA	514,940	1,775,104
		5,399,260
CANADA — 3.0%
Allied Properties Real Estate Investment Trust	109,605	2,941,673
Artis Real Estate Investment Trust	123,717	736,328
Boardwalk Real Estate Investment Trust	42,350	870,303
Canadian Apartment Properties REIT	151,903	5,282,347
Cominar Real Estate Investment Trust	165,002	906,693
Dream Industrial Real Estate Investment Trust	138,199	1,170,152
Dream Office Real Estate Investment Trust	50,714	689,095
First Capital Real Estate Investment Trust	194,263	1,884,820
Granite Real Estate Investment Trust	51,542	2,981,969
H&R Real Estate Investment Trust	255,425	1,849,118
InterRent Real Estate Investment Trust	122,786	1,158,228
RioCan Real Estate Investment Trust	282,545	2,974,047
See accompanying notes to financial statements.
32

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	128,739	$ 1,927,591
		25,372,364
FRANCE — 4.0%
Covivio REIT	87,573	6,171,821
Gecina SA REIT	98,279	12,988,328
Klepierre SA REIT (a)	370,669	5,209,462
Unibail-Rodamco-Westfield (a)(b)	1,044,448	1,811,631
Unibail-Rodamco-Westfield REIT (a)(b)	198,034	7,315,077
		33,496,319
GERMANY — 8.5%
alstria office REIT-AG	322,124	4,479,983
Aroundtown SA (c)	2,177,905	10,956,323
Deutsche EuroShop AG (c)	93,143	1,157,776
Deutsche Wohnen SE	653,709	32,724,967
Grand City Properties SA	184,759	4,467,482
LEG Immobilien AG	129,779	18,536,183
		72,322,714
HONG KONG — 7.1%
Hang Lung Properties, Ltd.	3,350,755	8,465,520
Hysan Development Co., Ltd.	1,097,846	3,279,372
Link REIT	3,759,355	30,559,918
Swire Properties, Ltd.	1,913,600	5,037,089
Wharf Real Estate Investment Co., Ltd. (a)	3,140,000	12,762,581
		60,104,480
JAPAN — 30.6%
Activia Properties, Inc. REIT	1,264	4,785,066
Advance Residence Investment Corp. REIT	2,523	7,435,355
Aeon Mall Co., Ltd.	182,240	2,548,908
AEON REIT Investment Corp.	2,782	3,192,459
Comforia Residential REIT, Inc.	1,131	3,290,221
Daiwa House REIT Investment Corp.	3,637	9,270,852
Daiwa Office Investment Corp. REIT	554	3,170,814
Daiwa Securities Living Investments Corp. REIT	3,791	3,908,470
Frontier Real Estate Investment Corp. REIT	883	2,995,489
Fukuoka REIT Corp.	1,349	1,741,058
Global One Real Estate Investment Corp. REIT	1,810	1,734,019
GLP J-REIT	7,236	11,162,900
Hoshino Resorts REIT, Inc.	397	1,990,079
Hulic Co., Ltd.	906,390	8,451,509
Hulic Reit, Inc.	2,156	2,845,928
See accompanying notes to financial statements.
33

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	2,843	$ 2,055,538
Industrial & Infrastructure Fund Investment Corp. REIT	3,741	6,391,569
Invesco Office J-Reit, Inc.	16,595	2,286,471
Invincible Investment Corp. REIT	11,076	3,274,625
Japan Excellent, Inc. REIT	2,383	2,775,236
Japan Hotel REIT Investment Corp.	8,114	3,975,114
Japan Logistics Fund, Inc. REIT	1,644	4,696,920
Japan Prime Realty Investment Corp. REIT	1,742	5,389,586
Japan Real Estate Investment Corp. REIT	2,523	12,862,447
Japan Retail Fund Investment Corp. REIT	4,734	7,285,147
Kenedix Office Investment Corp. REIT	785	4,678,906
Kenedix Residential Next Investment Corp. REIT	1,729	3,045,779
Kenedix Retail REIT Corp.	971	1,942,368
LaSalle Logiport REIT	2,956	4,935,537
Leopalace21 Corp. (a)(c)	294,000	532,114
MCUBS MidCity Investment Corp. REIT	3,307	2,541,436
Mirai Corp. REIT	3,113	1,174,049
Mitsubishi Estate Logistics REIT Investment Corp.	630	2,590,922
Mitsui Fudosan Co., Ltd.	1,780,100	30,809,747
Mitsui Fudosan Logistics Park, Inc. REIT	736	3,501,109
Mori Hills REIT Investment Corp.	2,898	3,759,464
Mori Trust Sogo Reit, Inc.	1,785	2,249,645
Nippon Accommodations Fund, Inc. REIT	876	5,038,681
Nippon Building Fund, Inc. REIT	2,560	14,458,069
Nippon Prologis REIT, Inc.	4,481	15,095,191
NIPPON REIT Investment Corp.	824	2,783,625
Nomura Real Estate Master Fund, Inc. REIT	8,571	10,720,857
Orix JREIT, Inc.	5,014	7,663,775
Premier Investment Corp. REIT	2,397	2,777,912
Sekisui House Reit, Inc.	7,792	5,729,738
Tokyu Fudosan Holdings Corp.	1,099,000	4,696,759
Tokyu REIT, Inc.	1,688	2,348,132
United Urban Investment Corp. REIT	5,667	6,266,833
		258,856,428
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	5,354,207	4,241,989
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	64,860	752,975
See accompanying notes to financial statements.
34

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Wereldhave NV REIT (a)	74,951	$ 685,553
		1,438,528
NORWAY — 0.5%
Entra ASA (a)(f)	307,197	4,317,423
PHILIPPINES — 1.5%
SM Prime Holdings, Inc.	20,468,800	12,413,010
ROMANIA — 0.4%
NEPI Rockcastle PLC	750,310	3,103,800
SINGAPORE — 9.0%
Ascendas Real Estate Investment Trust	5,118,778	12,149,176
CapitaLand Commercial Trust REIT	4,837,829	5,812,057
CapitaLand Mall Trust REIT	4,692,347	6,634,114
CapitaLand, Ltd. (a)	4,529,703	8,992,378
ESR-REIT	4,306,000	1,214,424
Frasers Centrepoint Trust REIT (a)	1,381,100	2,418,013
Frasers Logistics & Commercial Trust REIT	4,831,700	4,919,832
Keppel DC REIT	2,311,100	4,926,600
Keppel REIT	3,068,153	2,404,896
Mapletree Commercial Trust REIT	3,994,371	5,676,566
Mapletree Industrial Trust REIT	3,030,300	7,125,678
Mapletree Logistics Trust REIT (a)	4,691,997	7,011,702
Mapletree North Asia Commercial Trust REIT	3,718,100	2,546,644
Suntec Real Estate Investment Trust	3,868,976	4,109,600
		75,941,680
SOUTH AFRICA — 0.7%
Growthpoint Properties, Ltd. REIT	5,571,690	4,091,919
Hyprop Investments, Ltd. REIT	466,033	457,930
Redefine Properties, Ltd. REIT	10,137,126	1,464,657
		6,014,506
SPAIN — 1.0%
Inmobiliaria Colonial Socimi SA REIT	461,711	3,819,758
Merlin Properties Socimi SA REIT	606,155	5,064,507
		8,884,265
SWEDEN — 4.0%
Castellum AB	436,927	9,959,007
Fabege AB (a)	492,947	6,846,180
Hufvudstaden AB Class A	214,560	2,994,251
Klovern AB Class B	980,909	1,812,764
Kungsleden AB	329,530	3,131,455
See accompanying notes to financial statements.
35

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (a)	1,442,229	$ 4,379,864
Wihlborgs Fastigheter AB	243,034	4,819,948
		33,943,469
SWITZERLAND — 2.6%
PSP Swiss Property AG	76,436	9,276,315
Swiss Prime Site AG	138,017	12,558,608
		21,834,923
THAILAND — 0.4%
Central Pattana PCL NVDR	2,446,859	3,281,783
UNITED KINGDOM — 10.4%
British Land Co. PLC REIT	1,711,177	7,463,994
Capital & Counties Properties PLC REIT	1,552,503	2,245,918
Derwent London PLC REIT	203,449	6,759,584
Grainger PLC	1,226,718	4,713,297
Great Portland Estates PLC REIT	461,352	3,572,650
Hammerson PLC REIT (a)(c)	7,036,872	1,482,855
Land Securities Group PLC REIT	1,365,340	9,222,706
LondonMetric Property PLC REIT	1,650,670	4,737,448
Primary Health Properties PLC REIT	2,388,420	4,582,219
Segro PLC REIT	2,164,333	26,089,010
Shaftesbury PLC REIT	441,178	2,835,804
Tritax Big Box REIT PLC	3,102,183	6,216,277
UNITE Group PLC REIT (c)	723,570	7,848,267
		87,770,029
TOTAL COMMON STOCKS (Cost $997,573,565)		840,864,513

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	193,817	193,856
State Street Navigator Securities Lending Portfolio II (i) (j)	17,247,878	17,247,878
TOTAL SHORT-TERM INVESTMENTS (Cost $17,441,734)		17,441,734
TOTAL INVESTMENTS — 101.5% (Cost $1,015,015,299)		858,306,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(12,497,359)
NET ASSETS — 100.0%		$ 845,808,888

See accompanying notes to financial statements.
36

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$840,864,513	$—	$ 0(a)	$840,864,513
Short-Term Investments	17,441,734	—	—	17,441,734
TOTAL INVESTMENTS	$858,306,247	$—	$ 0	$858,306,247
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2020.
See accompanying notes to financial statements.
37

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,617,248	$1,617,410	$162,646,419	$164,065,761	$(4,212)	$—	193,817	$ 193,856	$ 24,406
State Street Navigator Securities Lending Portfolio II	—	—	282,047,587	264,799,709	—	—	17,247,878	17,247,878	370,822
State Street Navigator Securities Lending Portfolio III	6,903,374	6,903,374	1,765,232	8,668,606	—	—	—	—	14,033
Total		$8,520,784	$446,459,238	$437,534,076	$(4,212)	$—		$17,441,734	$409,261
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
Other Securities		$ 5,369,493
AIR FREIGHT & LOGISTICS — 0.6%
ZTO Express Cayman, Inc. ADR	207,930	6,221,266
Other Securities		2,902,450
		9,123,716
AIRLINES — 0.1%
Other Securities		2,150,471
AUTO COMPONENTS — 0.5%
Other Securities		7,541,415
AUTOMOBILES — 2.1%
BYD Co., Ltd. Class H (a)	337,500	5,286,774
Geely Automobile Holdings, Ltd.	2,609,000	5,184,336
NIO, Inc. ADR (b)	486,202	10,317,207
Other Securities		9,561,051
		30,349,368
BANKS — 7.5%
Agricultural Bank of China, Ltd. Class H	14,885,000	4,647,961
Bank of China, Ltd. Class H	37,990,700	11,764,862
Bank of Communications Co., Ltd. Class H	10,464,824	5,023,116
China Construction Bank Corp. Class H	44,921,623	29,097,619
China Merchants Bank Co., Ltd. Class H	1,994,735	9,407,428
Industrial & Commercial Bank of China, Ltd. Class H	36,687,789	19,030,311
Industrial & Commercial Bank of China, Ltd. Class A	2,019,100	1,463,827
Other Securities		26,187,190
		106,622,314
BEVERAGES — 2.4%
China Resources Beer Holdings Co., Ltd.	703,667	4,303,718
Kweichow Moutai Co., Ltd. Class A	51,331	12,620,393
Wuliangye Yibin Co., Ltd. Class A	158,200	5,151,879
Other Securities		12,036,115
		34,112,105
BIOTECHNOLOGY — 1.5%
BeiGene, Ltd. ADR (b)	15,798	4,525,179
Other Securities		16,629,861
		21,155,040
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
BUILDING PRODUCTS — 0.1%
Other Securities		$ 1,857,100
CAPITAL MARKETS — 2.0%
Other Securities		29,123,612
CHEMICALS — 0.7%
China Lumena New Materials Corp. (a)(b)(c)	89,113	—
Other Securities		10,724,862
		10,724,862
COMMERCIAL SERVICES & SUPPLIES — 0.5%
CT Environmental Group, Ltd. (a)(b)(c)	1,980,400	43,441
Other Securities		6,616,178
		6,659,619
COMMUNICATIONS EQUIPMENT — 0.4%
China Fiber Optic Network System Group, Ltd. (c)	1,131,600	—
Other Securities		6,345,303
		6,345,303
CONSTRUCTION & ENGINEERING — 0.9%
China Conch Venture Holdings, Ltd.	855,000	3,960,581
Other Securities		9,159,208
		13,119,789
CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. Class H	677,500	4,659,452
Other Securities		8,921,614
		13,581,066
CONSUMER FINANCE — 0.0% (d)
Chong Sing Holdings FinTech Group (b)(c)	17,798,900	13,780
Other Securities		113,251
		127,031
CONTAINERS & PACKAGING — 0.1%
Other Securities		765,447
DISTRIBUTORS — 0.0% (d)
Other Security		371,009
DIVERSIFIED CONSUMER SERVICES — 2.2%
GSX Techedu, Inc. ADR (a)(b)	44,623	4,020,978
New Oriental Education & Technology Group, Inc. ADR (b)	61,036	9,124,882
TAL Education Group ADR (b)	190,489	14,484,784
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Other Securities		$ 3,589,585
		31,220,229
DIVERSIFIED FINANCIAL SERVICES — 0.1%
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(c)	17,589,376	—
Other Securities		1,798,051
		1,798,051
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
China Tower Corp., Ltd. Class H (e)	22,932,000	3,965,017
Other Securities		4,180,276
		8,145,293
ELECTRICAL EQUIPMENT — 0.7%
Tech Pro Technology Development, Ltd. (a)(c)	4,481,396	—
Other Securities		9,761,625
		9,761,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Anxin-China Holdings, Ltd. (c)	3,068,000	—
Sunny Optical Technology Group Co., Ltd.	362,400	5,531,861
Other Securities		21,000,434
		26,532,295
ENERGY EQUIPMENT & SERVICES — 0.1%
Other Securities		822,546
ENTERTAINMENT — 2.2%
NetEase, Inc. ADR	36,474	16,583,634
Other Securities		14,288,792
		30,872,426
FOOD & STAPLES RETAILING — 0.3%
Other Securities		3,778,731
FOOD PRODUCTS — 2.4%
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b)(c)	701,000	91,356
China Mengniu Dairy Co., Ltd.	1,433,220	6,713,017
WH Group, Ltd. (e)	4,845,106	3,926,099
Other Securities		23,076,797
		33,807,269
GAS UTILITIES — 0.5%
Other Securities		6,972,558
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Other Securities		$ 7,785,411
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Other Securities		4,297,958
HEALTH CARE TECHNOLOGY — 0.1%
Other Securities		1,718,844
HOTELS, RESTAURANTS & LEISURE — 1.2%
Yum China Holdings, Inc.	195,287	10,340,447
Other Securities		6,904,542
		17,244,989
HOUSEHOLD DURABLES — 0.8%
Other Securities		11,575,095
HOUSEHOLD PRODUCTS — 0.1%
Other Security		1,579,716
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Other Securities		9,802,832
INDUSTRIAL CONGLOMERATES — 0.1%
Other Securities		1,177,934
INSURANCE — 3.8%
China Life Insurance Co., Ltd. Class H	3,945,040	8,826,709
China Pacific Insurance Group Co., Ltd. Class H	1,403,400	3,965,737
Ping An Insurance Group Co. of China, Ltd. Class H	2,661,100	27,297,735
Ping An Insurance Group Co. of China, Ltd. Class A	338,300	3,801,594
Other Securities		9,899,720
		53,791,495
INTERACTIVE MEDIA & SERVICES — 14.2%
Baidu, Inc. ADR (b)	136,811	17,318,904
China Metal Recycling Holdings, Ltd. (a)(b)(c)	268,085	—
Tencent Holdings, Ltd.	2,657,815	175,415,790
Other Securities		9,801,309
		202,536,003
INTERNET & DIRECT MARKETING RETAIL — 25.3%
Alibaba Group Holding, Ltd. ADR (b)	834,753	245,400,687
JD.com, Inc. ADR (b)	424,230	32,924,490
Meituan Dianping Class B (b)	1,889,800	58,961,760
Pinduoduo, Inc. ADR (b)	167,350	12,409,003
Trip.com Group, Ltd. ADR (b)	204,975	6,382,922
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Other Securities		$ 4,302,392
		360,381,254
IT SERVICES — 0.5%
Other Securities		6,806,331
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Other Security		426,232
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Wuxi Biologics Cayman, Inc. (b)(e)	399,500	9,722,026
Other Securities		4,952,261
		14,674,287
MACHINERY — 1.0%
Other Securities		14,662,554
MARINE — 0.1%
Other Securities		2,044,622
MEDIA — 0.3%
Other Securities		4,331,205
METALS & MINING — 1.1%
Other Securities		15,834,622
OIL, GAS & CONSUMABLE FUELS — 1.8%
China Petroleum & Chemical Corp. Class H	12,524,640	5,026,017
CNOOC, Ltd.	7,064,174	6,790,722
Other Securities		13,395,999
		25,212,738
PAPER & FOREST PRODUCTS — 0.1%
Other Securities		2,099,752
PERSONAL PRODUCTS — 0.2%
Other Security		2,689,113
PHARMACEUTICALS — 2.3%
China Animal Healthcare, Ltd. (c)	763,600	—
CSPC Pharmaceutical Group, Ltd.	2,376,400	4,599,484
Sino Biopharmaceutical, Ltd.	5,238,250	5,704,623
Other Securities		22,630,406
		32,934,513
PROFESSIONAL SERVICES — 0.1%
Other Securities		1,225,470
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.3%
China Overseas Land & Investment, Ltd.	1,923,862	4,815,861
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
China Resources Land, Ltd.	1,432,555	$ 6,451,119
Country Garden Holdings Co., Ltd. (a)	4,057,505	4,963,245
Longfor Group Holdings, Ltd. (e)	755,000	4,237,742
Sunac China Holdings, Ltd.	1,183,300	4,611,053
Other Securities		36,352,436
		61,431,456
ROAD & RAIL — 0.1%
Other Securities		1,261,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Other Securities		16,394,529
SOFTWARE — 1.0%
Other Securities		14,304,743
SPECIALTY RETAIL — 0.6%
Other Securities		7,925,707
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Xiaomi Corp. Class B (b)(e)	6,481,400	17,102,533
Other Securities		4,681,946
		21,784,479
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	478,000	4,940,361
Li Ning Co., Ltd.	918,707	4,267,542
Shenzhou International Group Holdings, Ltd.	375,300	6,319,568
Other Securities		1,816,373
		17,343,844
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Other Securities		2,270,555
TRANSPORTATION INFRASTRUCTURE — 0.6%
Other Securities		8,622,505
WATER UTILITIES — 0.3%
Other Securities		3,953,647
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
China Mobile, Ltd.	2,553,004	16,289,813
Other Security		329,322
		16,619,135
TOTAL COMMON STOCKS (Cost $1,224,045,702)		1,419,554,665
See accompanying notes to financial statements.
44

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
RIGHTS — 0.0% (d)
COMPUTERS & PERIPHERALS — 0.0% (d)
Legend Holdings Corp. (expiring 10/30/20) Class H (Cost $0)(b)(c)	15,323	$ —
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	3,413,349	3,414,032
State Street Navigator Securities Lending Portfolio II (h)(i)	14,659,266	14,659,266
TOTAL SHORT-TERM INVESTMENTS (Cost $18,073,298)		18,073,298
TOTAL INVESTMENTS — 100.8% (Cost $1,242,119,000)		1,437,627,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(11,696,562)
NET ASSETS — 100.0%		$ 1,425,931,401
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $148,577, representing less than 0.05% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
45

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,418,345,194	$1,060,894	$148,577	$1,419,554,665
Rights	—	—	0(a)	0
Short-Term Investments	18,073,298	—	—	18,073,298
TOTAL INVESTMENTS	$1,436,418,492	$1,060,894	$148,577	$1,437,627,963
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$ 2,989,635	$ 56,146,554	$ 55,722,433	$276	$—	3,413,349	$ 3,414,032	$ 19,173
State Street Navigator Securities Lending Portfolio II	—	—	109,745,612	95,086,346	—	—	14,659,266	14,659,266	220,167
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$175,770,544	$177,378,205	$276	$—		$18,073,298	$268,314
See accompanying notes to financial statements.
46

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 9.1%
BHP Group, Ltd.	1,803,726	$ 46,024,401
Fortescue Metals Group, Ltd.	1,037,560	12,121,836
Newcrest Mining, Ltd.	495,086	11,085,601
Rio Tinto, Ltd.	227,396	15,372,843
South32, Ltd.	2,950,658	4,314,362
Woodside Petroleum, Ltd.	431,158	5,432,790
		94,351,833
BRAZIL — 3.4%
Petroleo Brasileiro SA ADR	337,414	2,402,388
Vale SA ADR (a)	1,889,613	19,992,106
Wheaton Precious Metals Corp.	274,650	13,432,816
		35,827,310
CANADA — 12.9%
Agnico Eagle Mines, Ltd.	148,170	11,768,187
Barrick Gold Corp. (b)	419,479	11,745,098
Barrick Gold Corp. (b)	668,344	18,787,150
Canadian Natural Resources, Ltd.	526,920	8,418,097
Franco-Nevada Corp.	116,469	16,224,134
Kinross Gold Corp. (c)	768,642	6,761,402
Kirkland Lake Gold, Ltd.	158,031	7,690,073
Nutrien, Ltd. (a)(b)	115,236	4,504,190
Nutrien, Ltd. (b)	1,036,258	40,652,401
Suncor Energy, Inc.	680,481	8,283,452
		134,834,184
CHILE — 1.0%
Antofagasta PLC	210,462	2,784,792
Sociedad Quimica y Minera de Chile SA ADR (a)	222,835	7,224,311
		10,009,103
CHINA — 2.3%
CNOOC, Ltd.	4,083,000	3,924,948
Wilmar International, Ltd.	6,130,919	19,761,222
		23,686,170
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	62,861	618,552
FINLAND — 6.0%
Neste Oyj	192,159	10,133,331
Stora Enso Oyj Class R	1,236,343	19,391,051
See accompanying notes to financial statements.
47

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UPM-Kymmene Oyj	1,075,495	$ 32,778,062
		62,302,444
FRANCE — 3.6%
TOTAL SE (a)	1,100,832	37,694,023
HONG KONG — 0.4%
Nine Dragons Paper Holdings, Ltd.	3,407,000	4,273,037
INDIA — 2.3%
Reliance Industries, Ltd. GDR (d)	401,702	24,423,482
IRELAND — 1.8%
Smurfit Kappa Group PLC	477,198	18,757,339
ISRAEL — 0.5%
ICL Group, Ltd.	1,386,565	4,913,361
ITALY — 0.8%
Eni SpA	1,134,997	8,901,426
JAPAN — 1.9%
Nippon Steel Corp. (c)	579,000	5,428,982
Oji Holdings Corp.	2,052,700	9,375,546
Sumitomo Metal Mining Co., Ltd.	167,200	5,141,325
		19,945,853
LUXEMBOURG — 0.5%
ArcelorMittal SA (c)	434,124	5,795,318
MEXICO — 0.2%
Fresnillo PLC	110,903	1,716,203
NETHERLANDS — 2.2%
Royal Dutch Shell PLC Class A	1,828,540	22,785,980
NORWAY — 2.0%
Equinor ASA	489,097	6,941,847
Yara International ASA	356,154	13,684,176
		20,626,023
PERU — 0.2%
Southern Copper Corp.	50,548	2,288,308
RUSSIA — 3.4%
Gazprom PJSC ADR (b)	1,519,659	6,616,595
Gazprom PJSC ADR (b)	8,769	38,233
LUKOIL PJSC ADR	106,823	6,182,915
MMC Norilsk Nickel PJSC ADR	358,888	8,667,145
Novatek PJSC GDR	25,210	3,453,770
See accompanying notes to financial statements.
48

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Polymetal International PLC	124,462	$ 2,718,481
Polyus PJSC GDR	33,541	3,535,222
Rosneft Oil Co. PJSC GDR	294,599	1,448,543
Tatneft PJSC ADR (b)	66,735	2,387,778
Tatneft PJSC ADR (b)	941	33,200
		35,081,882
SOUTH AFRICA — 2.6%
Anglo American PLC	834,298	20,232,008
Gold Fields, Ltd. (a)	526,700	6,473,143
		26,705,151
SOUTH KOREA — 1.0%
Korea Zinc Co., Ltd.	7,760	2,498,196
POSCO ADR	179,633	7,519,437
		10,017,633
SPAIN — 0.4%
Repsol SA	639,979	4,294,199
SWEDEN — 1.6%
Svenska Cellulosa AB SCA Class B (c)	1,223,394	16,819,959
SWITZERLAND — 2.0%
Glencore PLC (c)	6,701,531	13,945,152
SIG Combibloc Group AG	329,625	6,633,759
		20,578,911
TANZANIA, UNITED REPUBLIC OF — 0.6%
AngloGold Ashanti, Ltd.	247,900	6,539,602
UNITED KINGDOM — 6.9%
Amcor PLC (b)	540,421	5,938,024
Amcor PLC (b)	735,925	8,131,971
BP PLC	9,019,730	26,259,907
DS Smith PLC	2,768,373	10,547,171
Mondi PLC	980,327	20,778,474
		71,655,547
UNITED STATES — 29.6%
Archer-Daniels-Midland Co.	444,157	20,648,859
Avery Dennison Corp.	66,698	8,526,672
Bunge, Ltd.	113,071	5,167,345
CF Industries Holdings, Inc.	169,996	5,220,577
Chevron Corp.	500,111	36,007,992
ConocoPhillips	287,454	9,439,989
See accompanying notes to financial statements.
49

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Corteva, Inc.	598,460	$ 17,241,633
EOG Resources, Inc.	155,810	5,599,811
Exxon Mobil Corp.	1,132,598	38,882,089
FMC Corp.	103,519	10,963,697
Freeport-McMoRan, Inc.	889,564	13,912,781
Halliburton Co.	234,679	2,827,882
Ingredion, Inc.	53,318	4,035,106
International Paper Co.	314,120	12,734,425
Marathon Petroleum Corp.	174,088	5,107,742
Mosaic Co.	277,306	5,066,381
Newmont Corp. (b)	232,539	14,754,600
Newmont Corp. (a)(b)	258,484	16,436,931
Nucor Corp.	184,537	8,278,330
Occidental Petroleum Corp.	238,340	2,385,783
Packaging Corp. of America	75,976	8,285,183
Phillips 66	116,893	6,059,733
Pioneer Natural Resources Co.	44,062	3,788,891
Rayonier, Inc. REIT	110,297	2,916,253
Schlumberger, Ltd.	371,437	5,779,560
Scotts Miracle-Gro Co.	31,478	4,813,301
Sealed Air Corp.	123,835	4,806,036
Valero Energy Corp.	108,927	4,718,718
Westrock Co.	207,642	7,213,483
Weyerhaeuser Co. REIT	597,063	17,028,237
		308,648,020
TOTAL COMMON STOCKS (Cost $1,226,720,001)		1,034,090,853

SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e) (f)	6,919	6,921
State Street Navigator Securities Lending Portfolio II (g) (h)	52,456,729	52,456,729
TOTAL SHORT-TERM INVESTMENTS (Cost $52,463,650)		52,463,650
TOTAL INVESTMENTS — 104.4% (Cost $1,279,183,651)		1,086,554,503
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(45,519,579)
NET ASSETS — 100.0%		$ 1,041,034,924
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
See accompanying notes to financial statements.
50

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,034,090,853	$—	$—	$1,034,090,853
Short-Term Investments	52,463,650	—	—	52,463,650
TOTAL INVESTMENTS	$1,086,554,503	$—	$—	$1,086,554,503
Industry Breakdown as of September 30, 2020

% of Net Assets
Metals & Mining	33.0%
Oil, Gas & Consumable Fuels	29.1
Chemicals	11.0
Containers & Packaging	8.8
Paper & Forest Products	8.3
Food Products	4.8
Equity Real Estate Investment Trusts (REITs)	1.9
Household Products	1.6
Energy Equipment & Services	0.8
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
51

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 59,624,959	$ 59,615,043	$(2,995)	$—	6,919	$ 6,921	$ 18,067
State Street Navigator Securities Lending Portfolio II	—	—	443,511,756	391,055,027	—	—	52,456,729	52,456,729	159,198
State Street Navigator Securities Lending Portfolio III	30,153,220	30,153,220	5,773,322	35,926,542	—	—	—	—	5,729
Total		$30,153,220	$508,910,037	$486,596,612	$(2,995)	$—		$52,463,650	$182,994
See accompanying notes to financial statements.
52

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.0%
AUSTRALIA – 8.2%
InvoCare, Ltd. (a)	111,487	$ 780,704
Kogan.com, Ltd.	55,127	797,357
National Storage REIT	616,105	801,492
Nine Entertainment Co. Holdings, Ltd.	669,487	837,346
Regis Resources, Ltd.	264,942	951,385
Other Securities		52,885,844
		57,054,128
AUSTRIA – 0.3%
Other Securities		1,937,264
BELGIUM – 1.0%
Tessenderlo Group SA (b)	24,327	914,293
Other Securities		5,679,673
		6,593,966
BERMUDA – 0.0% (c)
Other Security		206,094
CANADA – 7.0%
Sandstorm Gold, Ltd. (a)(b)	94,106	791,878
TransAlta Corp.	126,458	775,363
Wesdome Gold Mines, Ltd. (b)	82,413	775,543
Other Securities		45,995,222
		48,338,006
CAYMAN ISLANDS – 0.0% (c)
Other Security		114,783
CHINA – 0.2%
Other Securities		1,460,981
DENMARK – 0.9%
Bavarian Nordic A/S (a)(b)	28,890	902,962
Other Securities		5,250,497
		6,153,459
FINLAND – 0.7%
Other Securities		4,819,419
FRANCE – 1.7%
Other Securities		12,063,440
GERMANY – 3.0%
CANCOM SE	15,844	819,355
See accompanying notes to financial statements.
53

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Other Securities		$ 19,910,418
		20,729,773
GHANA – 0.0% (c)
Other Security		179,858
GREECE – 0.0% (c)
Other Securities		110,304
HONG KONG – 1.3%
Long Well International Holdings, Ltd. (b)(d)	2,380,000	18,119
Other Securities		9,095,481
		9,113,600
INDIA – 0.0% (c)
Other Securities		221,714
IRELAND – 0.5%
Other Securities		3,628,218
ISRAEL – 2.5%
Electra, Ltd.	1,943	877,682
Nova Measuring Instruments, Ltd. (b)	23,022	1,214,270
Other Securities		15,147,405
		17,239,357
ITALY – 1.6%
Other Securities		11,038,682
JAPAN – 37.1%
Awa Bank, Ltd. (a)	32,900	805,899
BayCurrent Consulting, Inc.	8,800	1,217,474
DCM Holdings Co., Ltd.	68,393	938,435
Dowa Holdings Co., Ltd.	29,400	858,069
DTS Corp.	57,024	1,207,701
Fuji Soft, Inc.	15,500	794,608
Fukuoka REIT Corp.	753	971,843
Iwatani Corp. (a)	46,800	1,749,512
Japan Hotel REIT Investment Corp.	1,756	860,279
Kanematsu Corp.	114,499	1,394,212
Kiyo Bank, Ltd.	61,160	939,452
Kotobuki Spirits Co., Ltd.	15,600	796,778
Nakanishi, Inc.	55,640	990,690
Nichias Corp.	33,500	787,899
Nikkon Holdings Co., Ltd.	56,880	1,228,367
NIPPON REIT Investment Corp.	381	1,287,089
Nitto Boseki Co., Ltd. (a)	30,230	1,281,903
See accompanying notes to financial statements.
54

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Penta-Ocean Construction Co., Ltd.	143,800	$ 936,138
Premier Investment Corp. REIT	1,224	1,418,508
Shimachu Co., Ltd. (a)	37,660	1,268,656
Shochiku Co., Ltd. (a)	11,160	1,625,407
Toagosei Co., Ltd.	117,200	1,251,629
Valor Holdings Co., Ltd.	29,500	812,347
Other Securities		232,198,493
		257,621,388
LIECHTENSTEIN – 0.0% (c)
Other Security		1,722
LUXEMBOURG – 0.2%
Solutions 30 SE (b)	67,851	1,426,610
Other Securities		137,387
		1,563,997
MALTA – 0.2%
Other Securities		1,077,247
MONGOLIA – 0.0% (c)
Other Security		218,611
MOROCCO – 0.0% (c)
Other Security		201,272
NETHERLANDS – 1.0%
PostNL NV	254,895	779,538
Other Securities		6,162,038
		6,941,576
NEW ZEALAND – 1.0%
Other Securities		6,865,425
NORWAY – 1.5%
Veidekke ASA (b)	70,965	913,172
Other Securities		9,783,835
		10,697,007
PERU – 0.1%
Other Security		533,183
PORTUGAL – 0.3%
Other Securities		1,720,805
SINGAPORE – 1.5%
Other Securities		10,569,033
See accompanying notes to financial statements.
55

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SOUTH AFRICA – 0.1%
Other Security		$ 390,135
SOUTH KOREA – 11.5%
Hansol Chemical Co., Ltd.	7,588	969,992
Kiwi Media Group Co., Ltd. (b)(d)	677,509	65,173
Other Securities		78,824,806
		79,859,971
SPAIN – 1.3%
Let's GOWEX SA (a)(b)(d)	9,561	—
Other Securities		8,738,248
		8,738,248
SWEDEN – 4.5%
Kungsleden AB	98,229	933,450
Lindab International AB	48,018	839,108
Other Securities		29,315,734
		31,088,292
SWITZERLAND – 1.9%
Mobimo Holding AG	2,807	826,442
Valora Holding AG (a)(b)	4,212	786,698
Other Securities		11,334,724
		12,947,864
TAIWAN – 0.0% (c)
Other Security		201,420
TANZANIA, UNITED REPUBLIC OF – 0.0% (c)
Other Security		249,826
TURKEY – 0.1%
Other Security		724,026
UNITED KINGDOM – 6.9%
Avon Rubber PLC	15,292	840,203
Future PLC	44,568	1,118,932
Intu Properties PLC REIT (a)(b)(d)	404,524	—
J D Wetherspoon PLC	73,802	798,115
Marshalls PLC	92,925	784,471
Pets at Home Group PLC	277,556	1,517,109
William Hill PLC	439,278	1,578,758
Other Securities		41,501,298
		48,138,886
See accompanying notes to financial statements.
56

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UNITED STATES – 0.9%
Other Securities		$ 5,943,107
TOTAL COMMON STOCKS (Cost $748,312,893)		687,296,087
RIGHTS — 0.0% (c)
AUSTRALIA – 0.0% (c)
Pointsbet Holdings Ltd. (expiring 9/22/20) (b)(d)	10,820	—
Other Security		21,380
		21,380
BERMUDA – 0.0% (c)
Other Security		—
CANADA – 0.0% (c)
Other Security		140,541
FRANCE – 0.0% (c)
Other Security		—
SOUTH KOREA – 0.0% (c)
Other Securities		21,636
TOTAL RIGHTS (Cost $155,784)		183,557
WARRANTS — 0.0% (c)
FRANCE – 0.0% (c)
Other Securities		519
SINGAPORE – 0.0% (c)
Other Security		—
TOTAL WARRANTS (Cost $0)		519
SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	2,968,910	2,969,504
State Street Navigator Securities Lending Portfolio II (g)(h)	56,614,313	56,614,313
TOTAL SHORT-TERM INVESTMENTS (Cost $59,583,817)		59,583,817
TOTAL INVESTMENTS - 107.6% (Cost $808,052,494)		747,063,980
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%		(52,802,074)
NET ASSETS - 100.0%		$ 694,261,906

See accompanying notes to financial statements.
57

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $735,233, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$685,817,537	$743,317	$735,233	$687,296,087
Rights	147,409	36,148	0(a)	183,557
Warrants	519	—	—	519
Short-Term Investments	59,583,817	—	—	59,583,817
TOTAL INVESTMENTS	$745,549,282	$779,465	$735,233	$747,063,980
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
See accompanying notes to financial statements.
58

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	19.4%
Consumer Discretionary	14.1
Information Technology	12.5
Materials	10.7
Health Care	10.3
Real Estate	9.4
Financials	8.9
Consumer Staples	5.7
Communication Services	4.2
Energy	2.4
Utilities	1.4
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$ 2,808,915	$ 40,942,172	$ 40,781,082	$(501)	$—	2,968,910	$ 2,969,504	$ 11,436
State Street Navigator Securities Lending Portfolio II	—	—	164,578,670	107,964,357	—	—	56,614,313	56,614,313	1,254,332
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$214,287,851	$222,976,943	$(501)	$—		$59,583,817	$1,423,284
See accompanying notes to financial statements.
59

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 3.4%
Wheaton Precious Metals Corp.	290,543	$ 14,210,125
CANADA — 31.1%
Agnico Eagle Mines, Ltd.	156,931	12,464,016
Barrick Gold Corp.	1,122,372	31,425,576
Cameco Corp. (a)	239,912	2,415,734
Canadian Natural Resources, Ltd.	715,794	11,435,556
Cenovus Energy, Inc.	618,095	2,401,582
Franco-Nevada Corp.	123,323	17,178,896
Husky Energy, Inc.	182,700	421,273
Imperial Oil, Ltd. (a)	133,438	1,592,365
Kinross Gold Corp. (b)	814,129	7,161,531
Kirkland Lake Gold, Ltd.	179,413	8,730,560
Nutrien, Ltd. (a)	474,948	18,564,129
Suncor Energy, Inc.	924,346	11,252,005
Teck Resources, Ltd. Class B	301,383	4,183,149
		129,226,372
CHILE — 0.5%
Lundin Mining Corp.	413,023	2,297,407
UNITED STATES — 63.8%
Apache Corp.	228,724	2,166,016
Archer-Daniels-Midland Co.	454,892	21,147,929
Bunge, Ltd.	116,550	5,326,335
CF Industries Holdings, Inc.	178,473	5,480,906
Chevron Corp.	559,791	40,304,952
Concho Resources, Inc.	119,207	5,259,413
ConocoPhillips	633,054	20,789,493
Continental Resources, Inc. (a)	37,593	461,642
Corteva, Inc.	624,708	17,997,838
Devon Energy Corp.	231,951	2,194,256
Diamondback Energy, Inc.	95,629	2,880,345
EOG Resources, Inc.	352,916	12,683,801
Exxon Mobil Corp.	1,172,446	40,250,071
FMC Corp.	108,143	11,453,425
Freeport-McMoRan, Inc.	939,673	14,696,486
Hess Corp.	165,706	6,782,347
Marathon Oil Corp.	478,399	1,956,652
Mosaic Co.	287,851	5,259,038
Newmont Corp. (c)	480,118	30,463,487
Newmont Corp. (c)	26,835	1,706,431
See accompanying notes to financial statements.
60

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Noble Energy, Inc.	293,742	$ 2,511,494
Occidental Petroleum Corp.	507,345	5,078,523
Pioneer Natural Resources Co.	99,608	8,565,292
		265,416,172
ZAMBIA — 0.8%
First Quantum Minerals, Ltd.	356,919	3,171,723
TOTAL COMMON STOCKS (Cost $517,237,718)		414,321,799

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e)	407,139	407,221
State Street Navigator Securities Lending Portfolio II (f) (g)	3,558,979	3,558,979
TOTAL SHORT-TERM INVESTMENTS (Cost $3,966,230)		3,966,200
TOTAL INVESTMENTS — 100.5% (Cost $521,203,948)		418,287,999
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,270,392)
NET ASSETS — 100.0%		$ 416,017,607
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
61

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$414,321,799	$—	$—	$414,321,799
Short-Term Investments	3,966,200	—	—	3,966,200
TOTAL INVESTMENTS	$418,287,999	$—	$—	$418,287,999
Industry Breakdown as of September 30, 2020

% of Net Assets
Oil, Gas & Consumable Fuels	43.6%
Metals & Mining	35.5
Chemicals	14.1
Food Products	6.4
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	236,062	$236,086	$26,024,141	$25,851,418	$(1,558)	$(30)	407,139	$ 407,221	$12,317
State Street Navigator Securities Lending Portfolio II	—	—	55,215,294	51,656,315	—	—	3,558,979	3,558,979	12,345
State Street Navigator Securities Lending Portfolio III	494,725	494,725	1,861,097	2,355,822	—	—	—	—	452
Total		$ 730,811	$83,100,532	$79,863,555	$(1,558)	$(30)		$3,966,200	$ 25,114
See accompanying notes to financial statements.
62

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,455,853,236	$ 840,864,513	$1,419,554,665
Investments in affiliated issuers, at value	16,593,369	17,441,734	18,073,298
Total Investments	1,472,446,605	858,306,247	1,437,627,963
Foreign currency, at value	—	394,190	1,971,613
Net cash at broker	816,950	—	—
Receivable for investments sold	850,815	11,885,268	—
Dividends receivable — unaffiliated issuers	5,982,057	3,489,068	1,626,217
Dividends receivable — affiliated issuers	134	60	435
Securities lending income receivable — unaffiliated issuers	8,163	16,380	30,582
Securities lending income receivable — affiliated issuers	54,720	61,359	23,642
Receivable for foreign taxes recoverable	503,465	1,187,506	—
Other Receivable	—	67,148	—
TOTAL ASSETS	1,480,662,909	875,407,226	1,441,280,452
LIABILITIES
Due to custodian	643,904	67,148	—
Payable upon return of securities loaned	15,555,494	17,247,878	14,659,266
Payable for investments purchased	123	—	7,488
Payable for fund shares repurchased	—	11,848,293	—
Payable to broker – accumulated variation margin on open futures contracts	39,550	—	—
Advisory fee payable	617,544	429,942	680,074
Trustees’ fees and expenses payable	4,580	5,077	2,223
TOTAL LIABILITIES	16,861,195	29,598,338	15,349,051
NET ASSETS	$1,463,801,714	$ 845,808,888	$1,425,931,401
NET ASSETS CONSIST OF:
Paid-in Capital	$1,889,473,920	$1,670,778,068	$1,424,580,483
Total distributable earnings (loss)	(425,672,206)	(824,969,180)	1,350,918
NET ASSETS	$1,463,801,714	$ 845,808,888	$1,425,931,401
NET ASSET VALUE PER SHARE
Net asset value per share	$ 39.46	$ 29.69	$ 117.85
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,100,000	28,485,379	12,100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,661,204,100	$ 997,573,565	$1,224,045,702
Investments in affiliated issuers	16,593,369	17,441,734	18,073,298
Total cost of investments	$1,677,797,469	$1,015,015,299	$ 1,242,119,000
Foreign currency, at cost	$ —	$ 391,532	$ 1,968,769
* Includes investments in securities on loan, at value	$ 39,165,788	$ 33,751,529	$ 51,838,979
See accompanying notes to financial statements.
63

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2020

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,034,090,853	$ 687,480,163	$ 414,321,799
Investments in affiliated issuers, at value	52,463,650	59,583,817	3,966,200
Total Investments	1,086,554,503	747,063,980	418,287,999
Foreign currency, at value	3,011,171	—	310,891
Cash	—	—	148,359
Receivable for investments sold	389,513	2,807,263	58,601,192
Dividends receivable — unaffiliated issuers	3,777,121	2,268,870	576,010
Dividends receivable — affiliated issuers	133	143	51
Securities lending income receivable — unaffiliated issuers	3,321	52,853	4,284
Securities lending income receivable — affiliated issuers	17,064	91,300	1,055
Receivable for foreign taxes recoverable	89,828	408,818	—
Other Receivable	7,622	—	—
TOTAL ASSETS	1,093,850,276	752,693,227	477,929,841
LIABILITIES
Due to custodian	—	1,183,241	—
Payable upon return of securities loaned	52,456,729	56,614,313	3,558,979
Payable for investments purchased	—	379,271	26,168,541
Payable for fund shares repurchased	—	—	32,057,024
Deferred foreign taxes payable	—	20,751	—
Advisory fee payable	356,914	232,241	126,324
Trustees’ fees and expenses payable	1,709	1,504	1,366
TOTAL LIABILITIES	52,815,352	58,431,321	61,912,234
NET ASSETS	$1,041,034,924	$ 694,261,906	$ 416,017,607
NET ASSETS CONSIST OF:
Paid-in Capital	$1,524,777,168	$ 814,176,611	$ 584,417,981
Total distributable earnings (loss)**	(483,742,244)	(119,914,705)	(168,400,374)
NET ASSETS	$1,041,034,924	$ 694,261,906	$ 416,017,607
NET ASSET VALUE PER SHARE
Net asset value per share	$ 37.55	$ 30.32	$ 28.49
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,725,000	22,900,000	14,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,226,720,001	$ 748,468,677	$ 517,237,718
Investments in affiliated issuers	52,463,650	59,583,817	3,966,230
Total cost of investments	$1,279,183,651	$ 808,052,494	$ 521,203,948
Foreign currency, at cost	$ 3,000,729	$ —	$ 312,625
* Includes investments in securities on loan, at value	$ 55,649,390	$ 101,905,224	$ 21,971,471
** Includes deferred foreign taxes	$ —	$ 9,005	$ —
See accompanying notes to financial statements.
64

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2020

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 60,535,266	$ 52,474,283
Dividend income — affiliated issuers	22,713	24,406
Unaffiliated securities lending income	129,828	335,410
Affiliated securities lending income	374,088	384,855
Foreign taxes withheld	(2,878,897)	(5,224,628)
TOTAL INVESTMENT INCOME (LOSS)	58,182,998	47,994,326
EXPENSES
Advisory fee	9,300,221	8,762,663
Trustees’ fees and expenses	30,617	25,569
Miscellaneous expenses	3,266	18,773
TOTAL EXPENSES	9,334,104	8,807,005
NET INVESTMENT INCOME (LOSS)	$ 48,848,894	$ 39,187,321
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(154,244,866)	(75,468,309)
Investments — affiliated issuers	(3,602)	(4,212)
In-kind redemptions — unaffiliated issuers	61,115,338	(37,150,857)
Foreign currency transactions	138,524	205,851
Futures contracts	55,915	—
Net realized gain (loss)	(92,938,691)	(112,417,527)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(424,832,923)	(253,114,266)
Investment — affiliated issuers	(63)	—
Foreign currency translations	49,409	95,586
Futures contracts	(40,480)	—
Net change in unrealized appreciation/depreciation	(424,824,057)	(253,018,680)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(517,762,748)	(365,436,207)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(468,913,854)	$(326,248,886)
See accompanying notes to financial statements.
65

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 25,660,936	$ 41,489,831
Dividend income — affiliated issuers	19,173	18,067
Unaffiliated securities lending income	527,393	115,954
Affiliated securities lending income	249,141	164,927
Foreign taxes withheld	(1,785,715)	(2,362,479)
TOTAL INVESTMENT INCOME (LOSS)	24,670,928	39,426,300
EXPENSES
Advisory fee	7,578,019	4,089,779
Trustees’ fees and expenses	19,084	14,165
Miscellaneous expenses	—	920
TOTAL EXPENSES	7,597,103	4,104,864
NET INVESTMENT INCOME (LOSS)	$ 17,073,825	$ 35,321,436
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,588,504)	(62,296,273)
Investments — affiliated issuers	276	(2,995)
In-kind redemptions — unaffiliated issuers	75,489,286	44,785,679
Foreign currency transactions	4,265	(122,931)
Net realized gain (loss)	53,905,323	(17,636,520)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	254,060,733	(97,301,334)
Foreign currency translations	6,025	26,038
Net change in unrealized appreciation/depreciation	254,066,758	(97,275,296)
NET REALIZED AND UNREALIZED GAIN (LOSS)	307,972,081	(114,911,816)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$325,045,906	$ (79,590,380)
See accompanying notes to financial statements.
66

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$16,278,774	$ 17,143,195
Dividend income — affiliated issuers	11,436	12,317
Unaffiliated securities lending income	1,096,898	20,548
Affiliated securities lending income	1,411,848	12,797
Foreign taxes withheld	(1,545,503)	(652,910)
TOTAL INVESTMENT INCOME (LOSS)	17,253,453	16,535,947
EXPENSES
Advisory fee	2,889,327	2,049,964
Trustees’ fees and expenses	11,034	9,580
Miscellaneous expenses	4,303	—
TOTAL EXPENSES	2,904,664	2,059,544
NET INVESTMENT INCOME (LOSS)	$14,348,789	$ 14,476,403
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	17,607,779	(44,069,112)
Investments — affiliated issuers	(501)	(1,558)
In-kind redemptions — unaffiliated issuers	3,639,037	103,099,719
Foreign currency transactions	(160,197)	(5,586)
Net realized gain (loss)	21,086,118	59,023,463
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	5,999,602	(100,928,743)
Investment — affiliated issuers	—	(30)
Foreign currency translations	50,888	(4,095)
Net change in unrealized appreciation/depreciation	6,050,490	(100,932,868)
NET REALIZED AND UNREALIZED GAIN (LOSS)	27,136,608	(41,909,405)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$41,485,397	$ (27,433,002)
* Includes foreign capital gain taxes	$ (11,746)	$ —
** Includes foreign deferred taxes	$ 105,653	$ —
See accompanying notes to financial statements.
67

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,848,894	$ 65,002,232
Net realized gain (loss)	(92,938,691)	62,243,161
Net change in unrealized appreciation/depreciation	(424,824,057)	133,891,542
Net increase (decrease) in net assets resulting from operations	(468,913,854)	261,136,935
Net equalization credits and charges	—	(1,046,990)
Distributions to shareholders	(76,066,562)	(73,012,869)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	197,336,113	50,529,050
Cost of shares redeemed	(408,305,689)	(317,174,701)
Net income equalization	—	1,046,990
Other Capital	2,307	—
Net increase (decrease) in net assets from beneficial interest transactions	(210,967,269)	(265,598,661)
Net increase (decrease) in net assets during the period	(755,947,685)	(78,521,585)
Net assets at beginning of period	2,219,749,399	2,298,270,984
NET ASSETS AT END OF PERIOD	$1,463,801,714	$2,219,749,399
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,600,000	1,000,000
Shares redeemed	(10,300,000)	(6,500,000)
Net increase (decrease) from share transactions	(5,700,000)	(5,500,000)
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
68

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 39,187,321	$ 68,668,830
Net realized gain (loss)	(112,417,527)	42,738,358
Net change in unrealized appreciation/depreciation	(253,018,680)	43,316,147
Net increase (decrease) in net assets resulting from operations	(326,248,886)	154,723,335
Net equalization credits and charges	—	25,297,099
Distributions to shareholders	(157,651,313)	(112,554,076)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	154,669,856	88,178,782
Cost of shares redeemed	(918,100,985)	(1,027,591,211)
Net income equalization	—	(25,297,099)
Other Capital	37,110	4,980
Net increase (decrease) in net assets from beneficial interest transactions	(763,394,019)	(964,704,548)
Net increase (decrease) in net assets during the period	(1,247,294,218)	(897,238,190)
Net assets at beginning of period	2,093,103,106	2,990,341,296
NET ASSETS AT END OF PERIOD	$ 845,808,888	$ 2,093,103,106
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,900,000	2,300,000
Shares redeemed	(28,450,000)	(27,300,000)
Net increase (decrease) from share transactions	(24,550,000)	(25,000,000)
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
69

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,073,825	$ 21,389,593
Net realized gain (loss)	53,905,323	88,843,836
Net change in unrealized appreciation/depreciation	254,066,758	(182,550,426)
Net increase (decrease) in net assets resulting from operations	325,045,906	(72,316,997)
Distributions to shareholders	(17,591,885)	(22,801,306)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	274,364,626	682,110,785
Cost of shares redeemed	(279,197,035)	(504,433,585)
Other Capital	367,324	782,821
Net increase (decrease) in net assets from beneficial interest transactions	(4,465,085)	178,460,021
Net increase (decrease) in net assets during the period	302,988,936	83,341,718
Net assets at beginning of period	1,122,942,465	1,039,600,747
NET ASSETS AT END OF PERIOD	$1,425,931,401	$1,122,942,465
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,550,000	7,100,000
Shares redeemed	(2,850,000)	(5,400,000)
Net increase (decrease) from share transactions	(300,000)	1,700,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
70

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,321,436	$ 49,483,559
Net realized gain (loss)	(17,636,520)	2,680,858
Net change in unrealized appreciation/depreciation	(97,275,296)	(236,099,380)
Net increase (decrease) in net assets resulting from operations	(79,590,380)	(183,934,963)
Distributions to shareholders	(37,373,959)	(48,139,196)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	423,364,382	132,041,813
Cost of shares redeemed	(310,241,405)	(408,925,614)
Other Capital	9,141	4,180
Net increase (decrease) in net assets from beneficial interest transactions	113,132,118	(276,879,621)
Net increase (decrease) in net assets during the period	(3,832,221)	(508,953,780)
Net assets at beginning of period	1,044,867,145	1,553,820,925
NET ASSETS AT END OF PERIOD	$1,041,034,924	$1,044,867,145
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,500,000	2,950,000
Shares redeemed	(8,025,000)	(9,400,000)
Net increase (decrease) from share transactions	3,475,000	(6,450,000)
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
71

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,348,789	$ 18,840,623
Net realized gain (loss)	21,086,118	2,453,339
Net change in unrealized appreciation/depreciation	6,050,490	(115,109,712)
Net increase (decrease) in net assets resulting from operations	41,485,397	(93,815,750)
Distributions to shareholders	(26,265,887)	(30,767,257)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,818,050	100,502,507
Cost of shares redeemed	(131,642,320)	(60,235,248)
Other Capital	58,879	7,513
Net increase (decrease) in net assets from beneficial interest transactions	(107,765,391)	40,274,772
Net increase (decrease) in net assets during the period	(92,545,881)	(84,308,235)
Net assets at beginning of period	786,807,787	871,116,022
NET ASSETS AT END OF PERIOD	$ 694,261,906	$ 786,807,787
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	3,500,000
Shares redeemed	(4,700,000)	(2,000,000)
Net increase (decrease) from share transactions	(3,900,000)	1,500,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
72

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,476,403	$ 14,433,789
Net realized gain (loss)	59,023,463	26,793,897
Net change in unrealized appreciation/depreciation	(100,932,868)	(87,760,837)
Net increase (decrease) in net assets resulting from operations	(27,433,002)	(46,533,151)
Net equalization credits and charges	(533,288)	194,650
Distributions to shareholders	(15,482,246)	(13,741,277)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	201,649,227	212,321,843
Cost of shares redeemed	(460,270,574)	(149,199,842)
Net income equalization	533,288	(194,650)
Net increase (decrease) in net assets from beneficial interest transactions	(258,088,059)	62,927,351
Net increase (decrease) in net assets during the period	(301,536,595)	2,847,573
Net assets at beginning of period	717,554,202	714,706,629
NET ASSETS AT END OF PERIOD	$ 416,017,607	$ 717,554,202
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,400,000	6,775,000
Shares redeemed	(15,675,000)	(4,750,000)
Net increase (decrease) from share transactions	(8,275,000)	2,025,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
73

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 51.86	$ 47.58	$ 47.66	$ 49.68	$ 45.11
Income (loss) from investment operations:
Net investment income (loss) (b)	1.17	1.42	1.43	1.19	1.23
Net realized and unrealized gain (loss) (c)	(11.73)	4.50	0.27	(1.51)	4.88
Total from investment operations	(10.56)	5.92	1.70	(0.32)	6.11
Net equalization credits and charges (b)	—	(0.02)	(0.00)(d)	(0.00)(d)	0.03
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.84)	(1.62)	(1.78)	(1.68)	(1.57)
Net realized gains	—	—	—	(0.02)	—
Total distributions	(1.84)	(1.62)	(1.78)	(1.70)	(1.57)
Net asset value, end of period	$ 39.46	$ 51.86	$ 47.58	$ 47.66	$ 49.68
Total return (e)	(20.65)%	12.68%	3.60%	(0.55)%	13.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,463,802	$2,219,749	$2,298,271	$2,688,166	$2,494,073
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.63%	2.92%	3.00%	2.52%	2.56%
Portfolio turnover rate (f)	18%	7%	11%	13%	9%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
74

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 39.47	$ 38.32	$ 38.37	$ 41.61	$ 39.24
Income (loss) from investment operations:
Net investment income (loss) (b)	0.91	1.12	1.26	1.16	1.08
Net realized and unrealized gain (loss) (c)	(7.44)	1.51	(0.33)	(1.36)	2.32
Total from investment operations	(6.53)	2.63	0.93	(0.20)	3.40
Net equalization credits and charges (b)	—	0.41	0.19	0.16	0.08
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(3.25)	(1.89)	(1.17)	(3.20)	(1.11)
Net asset value, end of period	$ 29.69	$ 39.47	$ 38.32	$ 38.37	$ 41.61
Total return (e)	(17.76)%	8.31%	2.87%	0.48%	8.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$845,809	$2,093,103	$2,990,341	$3,654,633	$4,528,235
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.64%	2.93%	3.18%	3.03%	2.65%
Portfolio turnover rate (f)	14%	9%	15%	18%	14%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
75

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 90.56	$ 97.16	$ 101.90	$ 78.85	$ 68.73
Income (loss) from investment operations:
Net investment income (loss) (b)	1.36	1.70	1.74	1.57(c)	1.38
Net realized and unrealized gain (loss) (d)	27.30	(6.39)	(4.21)	22.78	10.68
Total from investment operations	28.66	(4.69)	(2.47)	24.35	12.06
Other capital	0.03	0.06	—	0.01	0.00(e)
Distributions to shareholders from:
Net investment income	(1.40)	(1.97)	(2.27)	(1.31)	(1.94)
Net asset value, end of period	$ 117.85	$ 90.56	$ 97.16	$ 101.90	$ 78.85
Total return (f)	31.89%	(4.73)%	(2.64)%	31.50%(c)	17.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,425,931	$1,122,942	$1,039,601	$1,029,239	$812,123
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.33%	1.81%	1.62%	1.85%(c)	1.94%
Portfolio turnover rate (g)	9%	23%	3%	5%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
76

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 43.09	$ 50.61	$ 45.84	$ 39.07	$ 32.56
Income (loss) from investment operations:
Net investment income (loss) (b)	1.37	1.81	1.49	1.19	0.97
Net realized and unrealized gain (loss) (c)	(5.47)	(7.67)	4.52	6.51	6.63
Total from investment operations	(4.10)	(5.86)	6.01	7.70	7.60
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.44)	(1.66)	(1.24)	(0.93)	(1.09)
Net asset value, end of period	$ 37.55	$ 43.09	$ 50.61	$ 45.84	$ 39.07
Total return (e)	(9.97)%	(11.50)%	13.17%	19.95%	23.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,041,035	$1,044,867	$1,553,821	$1,226,154	$722,833
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.41%	0.40%
Net investment income (loss)	3.45%	4.03%	3.03%	2.82%	2.75%
Portfolio turnover rate (f)	16%	16%	19%	25%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
77

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.36	$ 34.43	$ 34.90	$ 31.21	$ 27.57
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	0.71	0.74	0.63	0.62
Net realized and unrealized gain (loss) (c)	1.40	(4.63)	0.71	4.23	3.76
Total from investment operations	1.97	(3.92)	1.45	4.86	4.38
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.01)	(1.15)	(0.91)	(0.79)	(0.59)
Net realized gains	—	—	(1.01)	(0.38)	(0.15)
Total distributions	(1.01)	(1.15)	(1.92)	(1.17)	(0.74)
Net asset value, end of period	$ 30.32	$ 29.36	$ 34.43	$ 34.90	$ 31.21
Total return (e)	6.71%	(11.28)%	4.02%	16.30%	16.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$694,262	$786,808	$871,116	$886,430	$702,312
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	1.99%	2.35%	2.11%	1.99%	2.15%
Portfolio turnover rate (f)	21%	15%	29%	31%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
78

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	For the Period 12/15/15*- 9/30/16(a)
Net asset value, beginning of period	$ 31.37	$ 34.28	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	0.67	0.54	0.50	0.39
Net realized and unrealized gain (loss) (c)	(2.85)	(2.95)	0.72	0.75	8.91
Total from investment operations	(2.11)	(2.28)	1.26	1.25	9.30
Net equalization credits and charges (b)	(0.03)	0.01	(0.00)(d)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.74)	(0.64)	(0.50)	(0.51)	(0.25)
Net realized gains	—	—	(0.15)	(1.13)	—
Total distributions	(0.74)	(0.64)	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 28.49	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Total return (e)	(7.09)%	(6.50)%	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$416,018	$717,554	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%(f)
Net investment income (loss)	2.47%	2.11%	1.57%	1.53%	1.63%(f)
Portfolio turnover rate (g)	22%	19%	20%	15%	15%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
79

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each
80

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for
81

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
82

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S.
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dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR Dow Jones Global Real Estate ETF and Dow Jones International Real Estate ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign securities. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended September 30, 2020:
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American
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Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2020, the SPDR Dow Jones Global Real Estate ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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The following tables summarize the value of the Fund's derivative instruments as of September 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$39,550	$—	$39,550
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$55,915	$—	$55,915
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(40,480)	$—	$(40,480)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
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percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
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Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2020, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$327,986,540	$342,351,001
SPDR Dow Jones International Real Estate ETF	206,155,614	319,845,873
SPDR S&P China ETF	271,015,093	114,136,873
SPDR S&P Global Natural Resources ETF	189,257,283	166,030,953
SPDR S&P International Small Cap ETF	154,003,515	171,060,777
SPDR S&P North American Natural Resources ETF	140,359,979	129,511,290
For the period ended September 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$194,193,189	$407,328,703	$ 61,115,338
SPDR Dow Jones International Real Estate ETF	140,316,524	905,146,333	(37,150,857)
SPDR S&P China ETF	66,398,609	229,287,491	75,489,286
SPDR S&P Global Natural Resources ETF	397,389,012	310,485,263	44,785,679
SPDR S&P International Small Cap ETF	8,285,872	106,059,308	3,639,037
SPDR S&P North American Natural Resources ETF	188,524,823	459,092,790	103,099,719
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the The IRS (Internal Revenue Service) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, nontaxable dividend adjustments to income, passive foreign investment companies, wash sale loss deferrals, foreign currency gains and losses, real estate investment trusts, partnerships, corporate actions, future contracts and distributions in excess of current earnings.
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September 30, 2020

The tax character of distributions paid during the periods ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 76,066,562	$—	$ 76,066,562
SPDR Dow Jones International Real Estate ETF	157,651,313	—	157,651,313
SPDR S&P China ETF	17,591,885	—	17,591,885
SPDR S&P Global Natural Resources ETF	37,373,959	—	37,373,959
SPDR S&P International Small Cap ETF	26,265,887	—	26,265,887
SPDR S&P North American Natural Resources ETF	15,482,246	—	15,482,246
The tax character of distributions paid during the periods ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 73,012,869	$ —	$ 73,012,869
SPDR Dow Jones International Real Estate ETF	112,554,076	—	112,554,076
SPDR S&P China ETF	22,801,306	—	22,801,306
SPDR S&P Global Natural Resources ETF	48,139,196	—	48,139,196
SPDR S&P International Small Cap ETF	30,767,257	—	30,767,257
SPDR S&P North American Natural Resources ETF	13,741,277	—	13,741,277
At September 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$ —	$(195,577,998)	$—	$(230,094,208)	$(425,672,206)
SPDR Dow Jones International Real Estate ETF	—	(631,575,259)	—	(193,393,921)	(824,969,180)
SPDR S&P China ETF	10,789,760	(199,534,854)	—	190,096,012	1,350,918
SPDR S&P Global Natural Resources ETF	14,566,535	(300,864,990)	—	(197,443,789)	(483,742,244)
SPDR S&P International Small Cap ETF	1,916,010	(52,168,403)	—	(69,662,312)	(119,914,705)
SPDR S&P North American Natural Resources ETF	4,144,011	(67,902,269)	—	(104,642,116)	(168,400,374)
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

As of September 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$ 28,678,221	$166,899,777
SPDR Dow Jones International Real Estate ETF	113,428,045	518,147,214
SPDR S&P China ETF	33,071,496	166,463,358
SPDR S&P Global Natural Resources ETF	33,178,087	267,686,903
SPDR S&P International Small Cap ETF	2,370,020	49,798,383
SPDR S&P North American Natural Resources ETF	18,876,739	49,025,530
As of September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$ 1,702,510,211	$185,756,469	$415,860,555	$(230,104,086)
SPDR Dow Jones International Real Estate ETF	1,051,725,504	109,839,628	303,258,885	(193,419,257)
SPDR S&P China ETF	1,247,534,928	400,931,191	210,838,156	190,093,035
SPDR S&P Global Natural Resources ETF	1,283,986,121	83,037,289	280,468,907	(197,431,618)
SPDR S&P International Small Cap ETF	816,742,780	87,575,332	157,254,132	(69,678,800)
SPDR S&P North American Natural Resources ETF	522,926,158	53,554,941	158,193,100	(104,638,159)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 39,165,788	$ 15,555,494	$ 25,329,202	$ 40,884,696
SPDR Dow Jones International Real Estate ETF	33,751,529	17,247,878	18,669,055	35,916,933
SPDR S&P China ETF	51,838,979	14,659,266	39,700,172	54,359,438
SPDR S&P Global Natural Resources ETF	55,649,390	52,456,729	4,287,487	56,744,216
SPDR S&P International Small Cap ETF	101,905,224	56,614,313	51,821,239	108,435,552
SPDR S&P North American Natural Resources ETF	21,971,471	3,558,979	19,299,248	22,858,227
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2020:
		Remaining Contractual Maturity of the Agreements As of September 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$15,555,494	$—	$—	$—	$15,555,494	$15,555,494
SPDR Dow Jones International Real Estate ETF	Common Stocks	17,247,878	—	—	—	17,247,878	17,247,878
SPDR S&P China ETF	Common Stocks	14,659,266	—	—	—	14,659,266	14,659,266
SPDR S&P Global Natural Resources ETF	Common Stocks	52,456,729	—	—	—	52,456,729	52,456,729
SPDR S&P International Small Cap ETF	Common Stocks	56,614,084	—	—	—	56,614,084	56,614,084
SPDR S&P International Small Cap ETF	Warrants	229	—	—	—	229	229
SPDR S&P North American Natural Resources ETF	Common Stocks	3,558,979	—	—	—	3,558,979	3,558,979
10.    Line of Credit
The SPDR S&P International Small Cap ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Fund had no outstanding loans as of September 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
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11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF and the Board of Trustees of SPDR Index Shares Funds.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF (collectively referred to as the “Funds”) (six of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments or summary schedules of investments, as of September 30, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of September 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR Index Shares Funds) at September 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statements of changes in net assets for the year ended September 30, 2019, and the financial highlights for the periods ended prior to October 1, 2019, were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 25, 2020
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OTHER INFORMATION
September 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
100

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$ 1,111.40	$1,129.90	$1,292.30
Expenses Paid During Period(a)	2.64	3.14	3.38
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.50	1,022.10	1,022.10
Expenses Paid During Period(a)	2.53	2.98	2.98
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$1,223.70	$1,339.60	$1,315.80
Expenses Paid During Period(a)	2.22	2.34	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.00	1,023.00	1,023.30
Expenses Paid During Period(a)	2.02	2.02	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
101

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Foreign Tax Credit
The have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$3,122,014
SPDR S&P China ETF	1,759,161
SPDR S&P Global Natural Resources ETF	1,575,096
SPDR S&P International Small Cap ETF	1,153,884
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended September 30, 2020 was as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$52,484,014
SPDR S&P China ETF	25,620,045
SPDR S&P Global Natural Resources ETF	30,675,956
SPDR S&P International Small Cap ETF	16,276,051
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR S&P China ETF
103

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

SPDR S&P International Small Cap ETF
104

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management
105

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
106

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
107

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair)
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
108

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
109

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
110

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005-March 2020); Retired Executive Vice President, State Street Global Advisors (2012-March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- March 2020); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	136	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

111

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
112

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Deputy Treasurer of Elfun Funds (July 2016 - present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 - present); Treasurer of Elfun Funds (June 2011 - July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
113

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
114

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISRAAR

Annual Report
September 30, 2020
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P® Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P® Developed Ex-U.S. BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.
The STOXX® Europe Total Market Index is a free-float market capitalization weighted index designed to provide a broad representation of publicly traded Western European companies. The Index represents approximately the top 95% of the free-float market capitalization of each of the following European countries: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
See accompanying notes to financial statements.
1

SPDR Portfolio Emerging Markets ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. The Fund’s benchmark is the S&P Emerging BMI Index (the “Index”).
For the period from September 30, 2019 to September 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.56%, and the Index was 8.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index
The COVID-19 pandemic, continued geopolitical tensions and accommodative central banks were the primary drivers of Fund performance during the Reporting Period. The economic and health impacts of the COVID-19 pandemic were the most impactful driver of Fund performance during this Reporting Period. These pandemic related impacts ranged from concerns regarding the still growing and unfolding health crisis, nearly full shutdown of global tourism, declines in commodity prices and significant hit to demand associated with global trade. Counteracting these impacts, a broad based and globally accommodative central bank environment helped from a money supply and interest rate perspective. Expectations of a weaker US dollar in the future also acted to counteract some of the pandemic related effects. Geopolitical tensions, most notably between the US and China, continued to have a negative impact on the returns of some of the constituents of this Fund. Despite these tensions, a number of Chinese technology companies made some of the more significant positive contributions to this Fund.
The Fund invested in futures to achieve the desired exposure during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Corporation, Tencent Holdings Ltd. and Alibaba Group. The top negative contributors to the Fund’s performance during the Reporting Period were Itau Unibanco, Banco Bradesco, and Lukoil.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio Emerging Markets ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging BMI Index	Net Asset Value	Market Value	S&P Emerging BMI Index
ONE YEAR	8.56	9.52	8.60	8.56	9.52	8.60
FIVE YEARS	53.54	54.53	54.72	8.95	9.09	9.12
TEN YEARS	29.93	30.64	29.37	2.65	2.71	2.61
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Emerging Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.11%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	7.6%
Tencent Holdings, Ltd.	5.5
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1
Meituan Dianping Class B	1.8
Reliance Industries, Ltd. GDR	1.5
Naspers, Ltd. Class N	1.1
JD.com, Inc. ADR	1.0
China Construction Bank Corp. Class H	1.0
Ping An Insurance Group Co. of China, Ltd. Class H	1.0
HDFC Bank, Ltd.	0.9
TOTAL	25.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR Portfolio Developed World ex-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Developed World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets. The Fund’s benchmark is the S&P Developed ex-U.S. BMI Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.16%, and the Index was 2.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The fund started off the Reporting Period in positive territory as investors balanced weak manufacturing data and the likelihood of lower interest rates with improved third quarter earnings expectations. During the first quarter of 2020, the world was dealing with a global pandemic which put significant pressure on global equity markets. The Fund was hit profoundly with negative returns of over 23% during those same three months as the Fed continued to lower interest rates to nearly zero with an emergency 50 basis point cut in early March. However, by June a steady stream of encouraging data emerged. Policymakers delivered on multiple fronts in the context of stopping the spread of the pandemic and supporting the economy. Monetary policy stimulus packages allowed central banks to introduce a variety of liquidity programs to help stabilize the economy. This positive momentum continued into the last quarter of the Reporting Period as global economic growth continued to rebound amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. This rebound helped the Fund gain back earlier losses and end the Reporting Period in slightly positive territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, ASML Holding NV, and Samsung Electronics Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were HSBC Holdings Plc, BP Plc, and Royal Dutch Shell Plc Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio Developed World ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index
ONE YEAR	2.16	2.11	2.49	2.16	2.11	2.49
FIVE YEARS	32.86	32.40	32.79	5.85	5.77	5.84
TEN YEARS	58.22	58.88	59.83	4.70	4.74	4.80
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Developed World Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Nestle SA	1.7%
Samsung Electronics Co., Ltd. GDR	1.4
Roche Holding AG	1.3
Novartis AG	1.1
SAP SE	0.9
ASML Holding NV	0.8
Toyota Motor Corp.	0.8
AstraZeneca PLC	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.6
Sanofi	0.6
TOTAL	10.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR Portfolio MSCI Global Stock Market ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio MSCI Global Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 10.12%, and the Index was 9.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, dividend tax withholding differences, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index’s ebb and flow performance during the period told the big-picture story of the last twelve months. As the fiscal year began, existing political concerns around China, the US, Hong Kong, and North Korea were more than offset by strong global earnings and other macroeconomic data resulting in a healthy return of 9.05% for the first fiscal quarter. As the calendar turned to 2020 however, the story was very different as COVID-19 was introduced worldwide shutting down most global economies along the way. The Index lost 22.44% during the first quarter of 2020 as a result of the lockdowns, business closures, and travel restrictions that were instituted to minimize the spread of the virus. The Index was fortunately able to recoup almost all of that loss in the next quarter (+19.83%) as businesses and consumers started to learn to navigate around the new normal. The positive momentum continued into the final fiscal quarter as the Index gained another 8.11% during that period on talks of impending vaccines and governments slowly loosening restrictions to local lockdowns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple, Microsoft, and Amazon. The top negative contributors to the Fund’s performance during the Reporting Period were Boeing, Wells Fargo, and Hammerson PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio MSCI Global Stock Market ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Net Asset Value	Market Value	MSCI ACWI IMI Index
ONE YEAR	10.12	10.47	9.57	10.12	10.47	9.57
FIVE YEARS	64.05	60.65	60.85	10.41	9.94	9.97
SINCE INCEPTION	108.85	109.36	101.49	8.95	8.98	8.50
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio MSCI Global Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Apple, Inc.	3.8%
Microsoft Corp.	3.2
Amazon.com, Inc.	2.4
Alibaba Group Holding, Ltd. ADR	1.0
Facebook, Inc. Class A	1.0
Visa, Inc. Class A	1.0
Alphabet, Inc. Class C	1.0
Alphabet, Inc. Class A	0.9
Adobe, Inc.	0.9
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	0.8
TOTAL	16.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR Portfolio Europe ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX Europe Total Market Index. The Fund’s benchmark is the STOXX Europe Total Market Index (the “Index”).
For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund was 0.93%, and the Index was 0.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The Fund’s performance was driven primarily by uncertainty surrounding COVID-19, including government mandated lockdowns and unprecedented fiscal and monetary stimulus. The year started strong, with positive performance in January. However, news of the novel coronavirus stemming from China began weighing on global returns in February, as the virus began to spread throughout Europe. Uncertainty around the economic impact of the virus and each country’s prevention methods drove a risk-off sentiment that led to a decline in equity values through March. A breakdown in OPEC negotiations between Russia and Saudi Arabia in March also hurt global markets, as oil prices plummeted to their lowest levels since 1999. The second quarter saw the start of a rebound for both oil prices and global equities, with increased coordination among OPEC+ countries, support from global central banks, and fiscal stimulus measures to boost the economy. Weak economic indicators, such as job losses and declining retail sales, were reported in April, followed by encouraging data in May, signaling lockdowns and stimulus packages were succeeding. In the third quarter Euro area experienced uneven growth and had few positive surprises given the rising infection rate. Italy and Spain, which depend much on tourism and hospitality, lagged, compared with countries such as Germany and France. Continued uncertainty over Brexit remained a risk to the recovery momentum in the United Kingdom and Europe. Europe’s positive performance was led by Consumer Discretionary and Industrials but dragged down by Financials and Energy.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SAP, Roche Holding, and ASML. The top negative contributors to the Fund’s performance during the Reporting Period were HSBC, Royal Dutch, and BP.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio Europe ETF
Performance Summary (Unaudited)
Performance as of September 30, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Stoxx Europe Total Market Index(2)	Net Asset Value	Market Value(1)	Stoxx Europe Total Market Index(2)
ONE YEAR	0.93	0.90	0.76	0.93	0.90	0.76
FIVE YEARS	22.19	21.82	22.33	4.09	4.03	4.11
TEN YEARS	42.34	42.44	42.10	3.59	3.60	3.58
(1)	The STOXX Europe Total Market Index inception date is February 26, 1998. Index returns in the line graph below represent the Fund’s prior benchmark index from September 30, 2010 through September 22, 2019 and the STOXX Europe Total Market Index from September 23, 2019 through September 30, 2020.
(2)	Effective September 23, 2019, the Fund changed its benchmark index from STOXX Europe 50 Index to the STOXX Europe Total Market Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to September 23, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Europe ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2020

Description	% of Net Assets
Nestle SA	3.4%
Roche Holding AG	2.4
Novartis AG	2.1
SAP SE	1.7
ASML Holding NV	1.5
AstraZeneca PLC	1.4
Linde PLC	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novo Nordisk A/S Class B	1.1
Sanofi	1.1
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.3%
BRAZIL – 5.2%
B3 SA - Brasil Bolsa Balcao	1,583,121	$ 15,450,769
Banco Bradesco SA ADR	3,999,072	13,716,817
Itau Unibanco Holding SA Preference Shares ADR	3,788,427	15,077,939
Petroleo Brasileiro SA Preference Shares ADR (a)	1,699,394	11,963,734
Vale SA ADR (a)	2,066,862	21,867,400
Other Securities		148,592,420
		226,669,079
CHILE – 0.5%
Other Securities		22,268,725
CHINA – 42.4%
Alibaba Group Holding, Ltd. ADR (b)	1,115,278	327,869,426
Baidu, Inc. ADR (b)	190,570	24,124,256
Bank of China, Ltd. Class H	60,284,440	18,668,730
China Common Rich Renewable Energy Investment, Ltd. (b)(c)	856,000	—
China Construction Bank Corp. Class H	64,947,600	42,069,284
China Huiyuan Juice Group, Ltd. (b)(c)	188,500	24,566
China Life Insurance Co., Ltd. Class H	6,012,260	13,451,947
China Mengniu Dairy Co., Ltd.	2,406,345	11,271,009
China Merchants Bank Co., Ltd. Class H	3,333,681	15,722,070
Chong Sing Holdings FinTech Group (b)(c)	2,281,618	1,766
Industrial & Commercial Bank of China, Ltd. Class H	56,512,492	29,313,576
JD.com, Inc. ADR (b)	581,091	45,098,473
Kweichow Moutai Co., Ltd. Class A	69,000	16,964,546
Link Motion, Inc. ADR (b)(c)	16,509	—
Meituan Dianping Class B (b)	2,557,200	79,784,640
National Agricultural Holdings, Ltd. (a)(b)(c)	72,000	—
NetEase, Inc. ADR	50,245	22,844,894
New Oriental Education & Technology Group, Inc. ADR (b)	95,182	14,229,709
NIO, Inc. ADR (b)	671,707	14,253,623
Pinduoduo, Inc. ADR (b)	222,547	16,501,860
Ping An Insurance Group Co. of China, Ltd. Class A	361,730	4,064,885
Ping An Insurance Group Co. of China, Ltd. Class H	4,050,920	41,554,599
TAL Education Group ADR (b)	231,995	17,640,900
Tencent Holdings, Ltd.	3,621,959	239,049,294
Wuxi Biologics Cayman, Inc. (b)(d)	584,500	14,224,090
Xiaomi Corp. Class B (b)(d)	8,311,200	21,930,844
Yum China Holdings, Inc.	225,121	11,920,157
Other Securities		796,426,220
		1,839,005,364
See accompanying notes to financial statements.
14

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
COLOMBIA – 0.3%
Other Securities		$ 11,460,794
CYPRUS – 0.0% (e)
Other Security		15,919
CZECH REPUBLIC – 0.2%
Other Securities		7,628,147
EGYPT – 0.2%
Other Securities		8,928,662
GREECE – 0.2%
FF Group (c)	5,627	—
Other Securities		8,374,608
		8,374,608
HONG KONG – 1.9%
Camsing International Holding, Ltd. (a)(b)(c)	106,000	7,933
China Fiber Optic Network System Group, Ltd. (c)	88,800	—
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	310,600	—
China Mobile, Ltd.	3,638,711	23,217,324
Real Nutriceutical Group, Ltd. (b)(c)	199,000	2,568
Tech Pro Technology Development, Ltd. (a)(c)	484,000	—
Other Securities		60,490,475
		83,718,300
HUNGARY – 0.3%
Other Securities		12,468,343
INDIA – 12.5%
Amtek Auto, Ltd. (b)(c)	25,821	—
CORE Education & Technologies, Ltd. (b)(c)	9,253	—
Era Infra Engineering, Ltd. (b)(c)	2,941	—
Gammon India, Ltd. (b)(c)	139,302	1,558
Gitanjali Gems, Ltd. (b)(c)	3,573	—
Gujarat NRE Coke, Ltd. (b)(c)	25,505	—
HDFC Bank, Ltd. (b)	2,637,233	38,554,073
Hindustan Unilever, Ltd.	656,509	18,403,697
Housing Development Finance Corp., Ltd.	1,255,576	29,611,887
ICICI Bank, Ltd. ADR (b)	1,506,415	14,808,059
Infosys, Ltd. ADR	2,499,239	34,514,491
IVRCL, Ltd. (b)(c)	5,304,684	14,380
Kotak Mahindra Bank, Ltd. (b)	660,940	11,360,858
Lanco Infratech, Ltd. (b)(c)	15,749,074	—
Manpasand Beverages, Ltd. (b)(c)	64,129	2,542
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
PS IT Infrastructure & Services, Ltd. (b)(c)	620,932	$ 76,586
REI Agro, Ltd. (b)(c)	1,873,023	—
Reliance Industries, Ltd. GDR (d)	1,046,459	63,624,707
Tata Consultancy Services, Ltd.	706,587	23,868,620
Other Securities		309,582,077
		544,423,535
INDONESIA – 1.4%
Bank Central Asia Tbk PT	8,786,508	16,002,310
Sigmagold Inti Perkasa Tbk PT (b)(c)	1,312,600	—
Other Securities		46,119,081
		62,121,391
KUWAIT – 0.6%
National Bank of Kuwait SAKP	3,866,029	10,973,720
Other Securities		13,041,965
		24,015,685
MACAU – 0.0% (e)
Other Security		3,613
MALAYSIA – 2.2%
Other Securities		95,855,110
MEXICO – 1.7%
Sare Holding SAB de CV Class B (b)(c)	1,493,393	—
Other Securities		75,959,155
		75,959,155
MONACO – 0.0% (e)
Other Security		54,130
NETHERLANDS – 0.0% (e)
Other Security		570,000
PERU – 0.3%
Other Securities		13,005,599
PHILIPPINES – 0.8%
Other Securities		34,153,266
POLAND – 0.7%
Other Securities		30,578,307
QATAR – 0.7%
Qatar National Bank QPSC	2,535,544	12,674,238
Other Securities		18,048,266
		30,722,504
See accompanying notes to financial statements.
16

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
ROMANIA – 0.0% (e)
Other Security		$ 743,512
RUSSIA – 3.1%
Gazprom PJSC ADR	3,944,664	17,175,067
LUKOIL PJSC ADR	283,124	16,387,217
MMC Norilsk Nickel PJSC ADR	512,088	12,366,925
Sberbank of Russia PJSC ADR (b)(f)	961,504	11,235,174
Yandex NV Class A (a)(b)	174,705	11,399,501
Other Securities		66,472,146
		135,036,030
SAUDI ARABIA – 3.0%
Other Securities		130,740,886
SINGAPORE – 0.0% (e)
Other Securities		622,657
SOUTH AFRICA – 3.6%
Group Five, Ltd. (c)	219,472	—
Naspers, Ltd. Class N	279,978	49,684,345
Other Securities		104,786,912
		154,471,257
TAIWAN – 14.2%
Chunghwa Telecom Co., Ltd.	3,307,842	12,220,810
Delta Electronics, Inc.	2,025,463	13,217,751
Formosa Plastics Corp.	4,704,714	12,768,128
Hon Hai Precision Industry Co., Ltd.	9,291,981	24,832,516
MediaTek, Inc.	1,085,595	22,752,440
Pihsiang Machinery Manufacturing Co., Ltd. (c)	51,000	—
ProMOS Technologies, Inc. (c)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd.	11,961,560	178,832,797
Transasia Airways Corp. (c)	361,784	—
Unity Opto Technology Co., Ltd. (b)(c)	12,759	908
Wei Mon Industry Co., Ltd. (c)	240,450	—
Other Securities		350,582,161
		615,207,511
TANZANIA, UNITED REPUBLIC OF – 0.2%
Other Security		7,521,919
THAILAND – 1.9%
Other Securities		82,708,283
TURKEY – 0.5%
Other Securities		22,529,885
See accompanying notes to financial statements.
17

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UNITED ARAB EMIRATES – 0.6%
Gulf General Investment Co. (b)(c)	638,957	$ 15,525
Other Securities		25,943,434
		25,958,959
UNITED KINGDOM – 0.0% (e)
Other Security		581
UNITED STATES – 0.1%
Other Securities		2,728,616
TOTAL COMMON STOCKS (Cost $4,203,663,389)		4,310,270,332
PREFERRED STOCKS - 0.0% (e)
SOUTH AFRICA – 0.0% (e)
Other Security (cost: $430,156)		459,440
RIGHTS — 0.0% (e)
THAILAND – 0.0% (e)
Siam Cement PCL (expiring 10/02/20) (b)(c) (cost: $0)	98,791	—
WARRANTS — 0.0% (e)
BRAZIL – 0.0% (e)
Other Security		6,173
MALAYSIA – 0.0% (e)
Other Securities		86,711
THAILAND – 0.0% (e)
Other Securities		10,657
TOTAL WARRANTS (Cost $0)		103,541
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g)(h)	5,389,634	5,389,634
State Street Navigator Securities Lending Portfolio II (i)(j)	54,591,785	54,591,785
TOTAL SHORT-TERM INVESTMENTS (Cost $59,981,419)		59,981,419
TOTAL INVESTMENTS - 100.7% (Cost $4,264,074,964)		4,370,814,732
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(30,171,084)
NET ASSETS - 100.0%		$ 4,340,643,648

See accompanying notes to financial statements.
18

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $148,332, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
At September 30, 2020, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	22	10/29/2020	$1,057,475	$1,084,600	$27,125
During the period ended September 30, 2020, average notional value related to futures contracts was $965,868.
See accompanying notes to financial statements.
19

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,232,484,022	$77,637,978	$148,332	$4,310,270,332
Preferred Stocks	459,440	—	—	459,440
Rights	—	—	0(a)	0
Warrants	103,541	—	—	103,541
Short-Term Investments	59,981,419	—	—	59,981,419
TOTAL INVESTMENTS	$4,293,028,422	$77,637,978	$148,332	$4,370,814,732
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	27,125	—	—	27,125
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 27,125	$ —	$ —	$ 27,125
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,293,055,547	$77,637,978	$148,332	$4,370,841,857
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2020

% of Net Assets
Consumer Discretionary	19.7%
Financials	18.9
Information Technology	14.4
Communication Services	11.4
Materials	7.6
Consumer Staples	6.3
Industrials	5.5
Energy	5.4
Health Care	5.0
Real Estate	2.9
Utilities	2.2
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$ 11,808,034	$ 335,509,528	$ 347,317,608	$46	$—	—	$ —	$ 143,811
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	232,446,704	227,057,070	—	—	5,389,634	5,389,634	52,956
State Street Navigator Securities Lending Portfolio II	—	—	418,957,442	364,365,657	—	—	54,591,785	54,591,785	527,984
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$1,009,585,170	$1,001,775,820	$46	$—		$59,981,419	$775,956
See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.4%
ARGENTINA – 0.0% (a)
Other Security		$ 3,002,473
AUSTRALIA – 5.9%
BHP Group, Ltd.	1,113,681	28,417,010
Commonwealth Bank of Australia	710,444	32,390,886
CSL, Ltd.	198,594	40,852,214
Other Securities		367,718,862
		469,378,972
AUSTRIA – 0.2%
Other Securities		12,519,314
BELGIUM – 0.8%
Other Securities		63,339,443
BRAZIL – 0.1%
Other Security		8,267,210
CANADA – 8.3%
Barrick Gold Corp.	832,085	23,297,757
Canadian National Railway Co.	328,269	34,850,703
Enbridge, Inc.	810,548	23,604,954
Royal Bank of Canada	593,263	41,522,858
Shopify, Inc. Class A (b)	42,718	43,547,575
Toronto-Dominion Bank (c)	835,128	38,544,369
Other Securities		453,004,853
		658,373,069
CAYMAN ISLANDS – 0.0% (a)
Other Security		1,458,625
CHILE – 0.1%
Other Securities		3,626,665
CHINA – 0.4%
Noble Group, Ltd. (b)(c)(d)	60,740	901
Other Securities		34,540,968
		34,541,869
COLOMBIA – 0.0% (a)
Other Security		757,858
DENMARK – 2.0%
Novo Nordisk A/S Class B	709,337	49,095,697
Other Securities		109,726,885
		158,822,582
See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
EGYPT – 0.0% (a)
Other Security		$ 2,499,540
FINLAND – 1.2%
Other Securities		90,735,962
FRANCE – 7.8%
Air Liquide SA	183,270	29,120,530
L'Oreal SA	93,817	30,540,040
LVMH Moet Hennessy Louis Vuitton SE	105,264	49,301,090
Sanofi	491,759	49,206,521
Schneider Electric SE (e)	246,995	30,716,196
TOTAL SE (c)	1,097,703	37,586,882
Other Securities		388,943,481
		615,414,740
GERMANY – 7.5%
Adidas AG (b)	82,871	26,831,045
Allianz SE	150,927	28,958,224
BASF SE	376,532	22,951,272
Bayer AG	377,523	23,600,472
SAP SE	436,326	67,927,703
Siemens AG	341,366	43,184,689
Other Securities		381,163,293
		594,616,698
GHANA – 0.0% (a)
Other Security		149,033
HONG KONG – 2.2%
AIA Group, Ltd.	4,776,600	46,779,863
Hong Kong Exchanges & Clearing, Ltd.	529,639	24,725,599
Long Well International Holdings, Ltd. (b)(d)	3,424,000	26,067
Other Securities		100,462,708
		171,994,237
IRELAND – 0.7%
Other Securities		55,654,798
ISRAEL – 0.6%
Other Securities		49,504,016
ITALY – 1.7%
Other Securities		134,293,827
JAPAN – 24.0%
Daiichi Sankyo Co., Ltd.	808,995	24,753,576
Daikin Industries, Ltd.	139,910	25,587,634
See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Keyence Corp.	87,400	$ 40,565,261
Nidec Corp.	254,500	23,646,096
Nintendo Co., Ltd.	43,900	24,818,289
Recruit Holdings Co., Ltd.	675,400	26,624,315
SoftBank Group Corp.	709,472	43,490,708
Sony Corp.	542,220	41,268,938
Toyota Motor Corp.	1,001,788	65,804,931
Other Securities		1,592,645,372
		1,909,205,120
JORDAN – 0.0% (a)
Other Security		1,960,100
LUXEMBOURG – 0.1%
Other Securities		8,457,464
MACAU – 0.2%
Other Securities		14,273,302
MALTA – 0.0% (a)
Other Securities		949,850
MEXICO – 0.0% (a)
Other Security		1,288,325
MONGOLIA – 0.0% (a)
Other Security		337,291
NETHERLANDS – 3.3%
ASML Holding NV	179,835	66,365,070
Other Securities		197,055,420
		263,420,490
NEW ZEALAND – 0.4%
Other Securities		31,010,145
NORWAY – 0.6%
Other Securities		48,767,284
PORTUGAL – 0.2%
Other Securities		13,504,562
SINGAPORE – 1.0%
Other Securities		75,533,281
SOUTH AFRICA – 0.2%
Other Securities		16,261,511
SOUTH KOREA – 5.0%
Digitech Systems Co., Ltd. (b)(d)	19,094	—
GY Commerce Co., Ltd. (b)(d)	32,705	31,461
See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Kiwi Media Group Co., Ltd. (b)(d)	164,731	$ 15,846
Samsung Electronics Co., Ltd. GDR	84,201	106,682,667
Samsung Electronics Co., Ltd. Preference Shares	296,776	12,815,039
Other Securities		279,559,679
		399,104,692
SPAIN – 1.7%
Iberdrola SA	2,316,059	28,544,401
Let's GOWEX SA (b)(c)(d)	4,019	—
Other Securities		108,902,589
		137,446,990
SWEDEN – 3.2%
Other Securities		250,831,918
SWITZERLAND – 8.4%
Nestle SA	1,146,795	136,479,527
Novartis AG	1,031,458	89,712,989
Roche Holding AG Bearer Shares	1	344
Roche Holding AG	298,743	102,474,946
Zurich Insurance Group AG	65,058	22,709,225
Other Securities		316,732,675
		668,109,706
THAILAND – 0.2%
Other Security		18,061,344
TURKEY – 0.0% (a)
Other Security		457,573
UNITED KINGDOM – 10.6%
Afren PLC (b)(c)(d)	55,933	—
AstraZeneca PLC	569,744	62,291,294
BP PLC	8,271,770	24,082,307
British American Tobacco PLC	935,093	33,576,864
Diageo PLC	981,229	33,616,114
GlaxoSmithKline PLC	2,183,909	40,995,144
HSBC Holdings PLC	8,115,748	31,633,492
Intu Properties PLC REIT (b)(c)(d)	315,030	—
Reckitt Benckiser Group PLC	298,411	29,165,396
Rio Tinto PLC	427,145	25,708,274
Unilever NV	583,552	35,241,581
Unilever PLC	481,515	29,730,718
Other Securities		495,952,988
		841,994,172
See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
UNITED STATES – 0.8%
Other Securities		$ 64,222,291
ZAMBIA – 0.0% (a)
Other Security		2,489,674
TOTAL COMMON STOCKS (Cost $7,773,193,438)		7,896,638,016
RIGHTS — 0.0% (a)
AUSTRALIA – 0.0% (a)
Pointsbet Holdings Ltd. (expiring 9/22/20) (b)(d)	46,492	—
BERMUDA – 0.0% (a)
Other Security		—
CANADA – 0.0% (a)
Other Security		25,506
SOUTH KOREA – 0.0% (a)
Other Security		24,733
SPAIN – 0.0% (a)
Other Security		5,617
TOTAL RIGHTS (Cost $19,717)		55,856
WARRANTS — 0.0% (a)
FRANCE – 0.0% (a)
Other Securities (cost: $2)		658
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	11,347,853	11,350,122
State Street Navigator Securities Lending Portfolio II (h)(i)	121,695,745	121,695,745
TOTAL SHORT-TERM INVESTMENTS (Cost $133,047,000)		133,045,867
TOTAL INVESTMENTS - 101.0% (Cost $7,906,260,157)		8,029,740,397
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(83,392,141)
NET ASSETS - 100.0%		$ 7,946,348,256

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $74,275, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,895,933,024	$630,717	$74,275	$7,896,638,016
Rights	50,239	5,617	0(a)	55,856
Warrants	658	—	—	658
Short-Term Investments	133,045,867	—	—	133,045,867
TOTAL INVESTMENTS	$8,029,029,788	$636,334	$74,275	$8,029,740,397
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	15.7%
Financials	14.9
Health Care	12.4
Consumer Discretionary	11.2
Information Technology	10.8
Consumer Staples	9.9
Materials	8.3
Communication Services	5.6
Real Estate	3.8
Utilities	3.5
Energy	3.3
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$ 2,670,363	$ 286,947,434	$ 278,260,828	$(5,700)	$(1,147)	11,347,853	$ 11,350,122	$ 57,189
State Street Navigator Securities Lending Portfolio II	—	—	926,673,548	804,977,803	—	—	121,695,745	121,695,745	1,292,098
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$ 110,868,309	$1,300,574,226	$1,278,389,821	$(5,700)	$(1,147)		$133,045,867	$ 1,478,117
See accompanying notes to financial statements.
28

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Adecoagro SA (a)	2,688	$ 12,553
Banco Macro SA ADR (a)	202	2,889
Despegar.com Corp. (a)	1,572	9,998
Globant SA (a)	657	117,747
Grupo Supervielle SA ADR (b)	6,032	10,918
IRSA Inversiones y Representaciones SA ADR (a)	5,580	15,736
MercadoLibre, Inc. (a)	197	213,248
Pampa Energia SA ADR (a)(b)	1,468	15,164
		398,253
AUSTRALIA — 2.0%
Afterpay, Ltd. (a)	760	43,573
Alumina, Ltd. (b)	166,146	163,742
AMP, Ltd. (b)	43,956	41,115
Australia & New Zealand Banking Group, Ltd.	10,966	135,347
Avita Medical, Ltd. (a)	1,624	8,032
BHP Group PLC	3,231	69,080
BHP Group, Ltd.	13,636	347,940
Boral, Ltd. (b)	67,222	219,707
Brambles, Ltd.	32,760	246,313
Coca-Cola Amatil, Ltd.	16,046	109,259
Coles Group, Ltd.	14,947	182,125
Commonwealth Bank of Australia	3,619	164,999
Cooper Energy, Ltd. (a)(b)	56,403	14,149
CSL, Ltd.	5,773	1,187,548
Ecofibre, Ltd. (a)(b)	5,487	9,832
EML Payments, Ltd. (a)(b)	8,257	16,867
Fortescue Metals Group, Ltd.	24,381	284,844
Iluka Resources, Ltd.	5,473	35,383
Insurance Australia Group, Ltd. (b)	73,095	229,472
Kogan.com, Ltd.	3,433	49,655
LendLease Corp., Ltd. Stapled Security	38,666	305,684
Macquarie Group, Ltd.	6,631	568,288
Megaport, Ltd. (a)	6,292	72,562
Mesoblast, Ltd. (a)(b)	4,389	15,981
National Australia Bank, Ltd.	14,564	185,288
Newcrest Mining, Ltd.	7,695	172,301
Origin Energy, Ltd.	24,375	75,124
Orora, Ltd.	1,936	3,330
OZ Minerals, Ltd.	23,564	236,622
See accompanying notes to financial statements.
29

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
PolyNovo, Ltd. (a)(b)	22,841	$ 36,181
Pro Medicus, Ltd. (b)	2,039	39,562
QBE Insurance Group, Ltd. (b)	11,477	70,827
Rio Tinto, Ltd.	820	55,435
Santos, Ltd.	20,509	71,735
Scentre Group REIT	34,209	53,942
Shopping Centres Australasia Property Group REIT	414,782	636,211
Sonic Healthcare, Ltd.	18,184	432,187
South32, Ltd. (b)	10,023	14,803
Suncorp Group, Ltd.	24,036	145,575
Sydney Airport Stapled Security	2,969	12,470
Transurban Group Stapled Security	30,406	307,506
Vicinity Centres REIT (b)	127,158	125,318
Wesfarmers, Ltd.	14,947	475,883
Westpac Banking Corp.	16,608	200,460
Woodside Petroleum, Ltd.	7,549	95,121
Woolworths Group, Ltd.	5,656	147,685
		8,115,063
AUSTRIA — 0.1%
DO & Co. AG (a)(b)	3,425	140,170
OMV AG (a)	6,582	180,610
S&T AG (a)	912	19,154
Schoeller-Bleckmann Oilfield Equipment AG	4,281	114,208
		454,142
BELGIUM — 0.3%
Anheuser-Busch InBev SA	3,815	206,795
Biocartis Group NV (a)(b)(c)	7,224	38,120
Exmar NV (a)	3,345	8,316
Solvay SA	2,225	191,668
UCB SA	5,766	655,866
		1,100,765
BRAZIL — 0.6%
Ambev SA ADR	49,823	112,600
Anima Holding SA (a)	10,123	46,857
Banco Bradesco SA ADR	58,396	200,298
Banco Inter SA	2,022	19,472
BK Brasil Operacao e Assessoria a Restaurantes SA	1,312	2,493
Cia Energetica de Minas Gerais ADR (b)	5,863	10,847
Cia Siderurgica Nacional SA ADR (b)	24,483	71,980
Construtora Tenda SA	5,396	27,169
See accompanying notes to financial statements.
30

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,250	$ 25,770
Even Construtora e Incorporadora SA	37,291	73,703
Ez Tec Empreendimentos e Participacoes SA	8,540	53,393
Gerdau SA ADR (b)	22,092	81,740
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	3,097
Itau Unibanco Holding SA Preference Shares ADR	47,666	189,711
Light SA (a)	300	772
Linx SA	4,200	25,782
Marfrig Global Foods SA (a)	1,813	4,905
Melnick Even Desenvolvimento	13,000	18,913
Minerva SA (a)	10,088	21,012
Natura & Co. Holding SA ADR (b)	6,491	118,201
Omega Geracao SA (a)	17,523	113,816
Petro Rio SA (a)	14,820	91,737
Petroleo Brasileiro SA Preference Shares ADR (b)	32,450	228,448
Petroleo Brasileiro SA ADR	12,614	89,812
Santos Brasil Participacoes SA	1,932	1,381
TIM Participacoes SA ADR	8,432	97,221
Trisul SA	15,758	30,026
Vale SA ADR (b)	38,224	404,410
Via Varejo S/A (a)	12,055	37,107
Wheaton Precious Metals Corp.	4,381	214,270
		2,416,943
CANADA — 2.9%
Advantage Oil & Gas, Ltd. (a)(b)	17,969	23,542
Alamos Gold, Inc. Class A (b)	570	5,005
Altius Minerals Corp. (b)	4,840	35,111
Aphria, Inc. (a)(b)	2,878	12,734
Aurinia Pharmaceuticals, Inc. (a)	4,535	66,578
Aurora Cannabis, Inc. (a)(b)	379	1,759
B2Gold Corp.	5,455	35,407
Ballard Power Systems, Inc. (a)(b)	4,922	74,139
Bank of Montreal	3,683	214,624
Bank of Nova Scotia (b)	4,539	187,982
Barrick Gold Corp.	6,504	182,107
Birchcliff Energy, Ltd. (b)	2,487	2,849
Brookfield Asset Management, Inc. Class A (b)	15,654	516,350
Cameco Corp. (b)	9,355	94,198
Canacol Energy, Ltd. (b)	12,056	31,951
Canada Goose Holdings, Inc. (a)(b)	446	14,281
Canadian Imperial Bank of Commerce	1,652	123,095
Canadian National Railway Co.	7,059	749,419
See accompanying notes to financial statements.
31

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Canadian Natural Resources, Ltd.	7,059	$ 112,775
Canadian Pacific Railway, Ltd.	1,487	450,915
Canadian Tire Corp., Ltd. Class A (b)	1,745	175,212
Canopy Growth Corp. (a)(b)	1,188	16,978
Cenovus Energy, Inc. (b)	8,975	34,872
Corby Spirit and Wine, Ltd. (b)	3,146	36,954
Crescent Point Energy Corp. (b)	4,629	5,579
Cronos Group, Inc. (a)(b)	3,605	18,055
Dundee Precious Metals, Inc.	5,265	37,603
Enbridge, Inc.	9,717	282,981
Endeavour Silver Corp. (a)(b)	22,187	77,735
Enerplus Corp. (b)	9,255	16,906
Equinox Gold Corp. (a)	6,753	78,614
Equitable Group, Inc.	455	25,578
First Majestic Silver Corp. (a)(b)	31,538	298,911
George Weston, Ltd. (b)	559	40,974
goeasy, Ltd.	643	31,487
IAMGOLD Corp. (a)(b)	8,231	31,488
IGM Financial, Inc. (b)	2,768	63,266
Imperial Oil, Ltd. (b)	5,117	61,063
Jamieson Wellness, Inc.	1,380	43,557
Just Energy Group, Inc. (a)	341	1,771
Kinaxis, Inc. (a)(b)	190	27,881
Kinross Gold Corp. (a)	15,194	133,655
Kirkland Lake Gold, Ltd.	2,026	98,589
Lightspeed POS, Inc. (a)(b)	1,567	50,045
Lithium Americas Corp. (a)(b)	2,608	29,560
Loblaw Cos., Ltd.	5,751	300,219
MAG Silver Corp. (a)(b)	190	3,080
Major Drilling Group International, Inc. (a)(b)	491	2,621
Manulife Financial Corp.	18,387	254,933
MEG Energy Corp. (a)(b)	2,954	6,126
Minto Apartment Real Estate Investment Trust	5,105	69,863
MTY Food Group, Inc. (b)	2,857	70,775
National Bank of Canada	9,719	481,239
New Gold, Inc. (a)(b)	13,165	22,373
NexGen Energy, Ltd. (a)	25,429	43,976
Novagold Resources, Inc. (a)	570	6,768
Nutrien, Ltd. (b)	5,743	224,475
Onex Corp.	6,116	271,975
Organigram Holdings, Inc. (a)(b)	5,846	6,171
Osisko Mining, Inc. (a)	22,929	59,565
See accompanying notes to financial statements.
32

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Pan American Silver Corp.	760	$ 24,358
Park Lawn Corp.	3,138	64,604
Premier Gold Mines, Ltd. (a)(b)	20,040	38,407
Pretium Resources, Inc. (a)	2,121	27,057
Real Matters, Inc. (a)(b)	6,224	120,915
Rogers Communications, Inc. Class B	9,733	384,875
Royal Bank of Canada	8,525	596,670
Sandstorm Gold, Ltd. (a)	760	6,395
Shaw Communications, Inc. Class B (b)	6,690	121,705
Shopify, Inc. Class A (a)	652	664,662
Silvercorp Metals, Inc. (b)	6,563	47,217
SilverCrest Metals, Inc. (a)(b)	31,091	262,787
SNC-Lavalin Group, Inc. (b)	4,075	65,133
SSR Mining, Inc. (a)	6,350	118,134
Summit Industrial Income REIT	5,088	48,909
Sun Life Financial, Inc.	10,025	407,229
Suncor Energy, Inc.	14,287	173,915
TC Energy Corp. (b)	6,410	268,253
Teck Resources, Ltd. Class B	5,096	70,732
TELUS Corp.	28,429	498,665
Teranga Gold Corp. (a)(b)	8,201	86,200
Tervita Corp. (a)	19,476	37,909
Tilray, Inc. Class 2 (a)(b)	1,185	5,747
Torex Gold Resources, Inc. (a)(b)	1,185	16,705
Toronto-Dominion Bank (b)	13,789	636,415
TransAlta Corp.	15,936	97,710
Transat AT, Inc. (a)(b)	12,911	37,600
Uranium Participation Corp. (a)	4,840	14,856
Wesdome Gold Mines, Ltd. (a)	6,668	62,749
WPT Industrial Real Estate Investment Trust	5,738	72,873
Yamana Gold, Inc.	12,057	68,330
		11,626,010
CAYMAN ISLANDS — 0.0% (d)
111, Inc. ADR (a)	1,516	9,399
Homeland Interactive Technology, Ltd.	120,000	81,290
		90,689
CHILE — 0.0% (d)
Enel Americas SA ADR	5,937	38,353
Enel Chile SA ADR	3,081	10,599
Liberty Latin America, Ltd. Class C (a)	960	7,814
See accompanying notes to financial statements.
33

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR (b)	631	$ 20,457
		77,223
CHINA — 4.4%
21Vianet Group, Inc. ADR (a)	2,511	58,155
AAC Technologies Holdings, Inc. (b)	2,500	13,468
Agricultural Bank of China, Ltd. Class H	296,000	92,428
AK Medical Holdings, Ltd. (c)	4,000	10,209
Alibaba Group Holding, Ltd. ADR (a)	13,791	4,054,278
Alibaba Health Information Technology, Ltd. (a)	12,000	29,234
Anhui Conch Cement Co., Ltd. Class H	6,000	41,265
ANTA Sports Products, Ltd.	5,000	51,677
Aoyuan Healthy Life Group Co., Ltd. (a)(b)	16,000	12,883
Ascletis Pharma, Inc. (a)(b)(c)	6,000	2,152
Autohome, Inc. ADR	446	42,816
Baidu, Inc. ADR (a)	1,949	246,724
Bank of China, Ltd. Class H	650,000	201,290
Bank of Communications Co., Ltd. Class H	203,000	97,440
Baozun, Inc. ADR (a)(b)	5,369	174,439
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	5,000	24,032
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	12,411
Beijing Sinnet Technology Co., Ltd. Class A	8,700	28,665
Beijing Tiantan Biological Products Corp., Ltd. Class A	10,180	59,628
Centre Testing International Group Co., Ltd. Class A	7,857	28,284
China CITIC Bank Corp., Ltd. Class H	75,000	28,935
China Conch Venture Holdings, Ltd.	5,000	23,161
China Construction Bank Corp. Class H	662,000	428,805
China Life Insurance Co., Ltd. Class H	92,000	205,843
China Mengniu Dairy Co., Ltd.	9,000	42,155
China Merchants Bank Co., Ltd. Class H	141,674	668,153
China Minsheng Banking Corp., Ltd. Class H	46,000	24,098
China National Software & Service Co., Ltd. Class A	1,200	14,682
China New Higher Education Group, Ltd. (c)	2,000	1,285
China Overseas Land & Investment, Ltd.	56,500	141,432
China Overseas Property Holdings, Ltd.	5,000	4,077
China Pacific Insurance Group Co., Ltd. Class H	17,800	50,299
China Petroleum & Chemical Corp. Class H	337,200	135,315
China Resources Beer Holdings Co., Ltd.	8,000	48,929
China Resources Gas Group, Ltd.	2,000	8,929
China Shenhua Energy Co., Ltd. Class H	44,000	78,916
China Telecom Corp., Ltd. Class H	212,000	63,463
China Tower Corp., Ltd. Class H (c)	228,000	39,422
China TransInfo Technology Co., Ltd. Class A	9,000	29,137
See accompanying notes to financial statements.
34

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	34,000	$ 22,155
China Vanke Co., Ltd. Class H	6,900	21,056
Chlitina Holding, Ltd.	2,000	12,534
Chongqing Brewery Co., Ltd. Class A	2,100	31,932
CITIC, Ltd.	91,000	66,812
CNOOC, Ltd.	110,000	105,742
COFCO Meat Holdings, Ltd. (b)	75,000	25,935
COSCO SHIPPING Ports, Ltd.	36,256	20,678
Country Garden Holdings Co., Ltd.	77,365	94,635
Country Garden Services Holdings Co., Ltd.	4,000	25,729
CSPC Pharmaceutical Group, Ltd.	16,800	32,516
CStone Pharmaceuticals (a)(c)	7,500	9,523
Daqo New Energy Corp. ADR (a)	1,670	225,851
ENN Energy Holdings, Ltd.	1,800	19,603
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	39,381
G-bits Network Technology Xiamen Co., Ltd. Class A	300	27,536
Geely Automobile Holdings, Ltd.	17,000	33,781
GSX Techedu, Inc. ADR (a)(b)	404	36,404
Guangdong Investment, Ltd.	4,000	6,328
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,900	103,994
Health & Happiness H&H International Holdings, Ltd. (b)	46,000	197,948
Hengan International Group Co., Ltd.	8,500	61,694
Huami Corp. ADR (a)	570	7,324
Huaneng Power International, Inc. Class H	180,000	69,445
HUYA, Inc. ADR (a)(b)	1,319	31,590
Industrial & Commercial Bank of China, Ltd. Class H	458,000	237,569
Innovent Biologics, Inc. (a)(c)	5,500	40,735
JD.com, Inc. ADR (a)	5,872	455,726
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,200	47,128
Jianpu Technology, Inc. ADR (a)(b)	5,652	2,875
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,335	132,600
Jinyu Bio-Technology Co., Ltd. Class A	8,200	32,625
JOYY, Inc. ADR	353	28,476
Kaisa Prosperity Holdings, Ltd. (b)	16,500	49,606
Konka Group Co., Ltd. Class B	257,500	75,090
Lenovo Group, Ltd.	34,000	22,418
Li Ning Co., Ltd.	6,500	30,194
Lingyi iTech Guangdong Co. Class A	11,100	18,303
Longfor Group Holdings, Ltd. (c)	8,500	47,710
Meituan Dianping Class B (a)	28,300	882,960
Microport Scientific Corp.	3,006	11,927
Momo, Inc. ADR	1,013	13,939
See accompanying notes to financial statements.
35

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
NanJi E-Commerce Co., Ltd. Class A	16,700	$ 42,474
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	9,200	60,748
NetEase, Inc. ADR	572	260,071
New Oriental Education & Technology Group, Inc. ADR (a)	761	113,769
NIO, Inc. ADR (a)	8,179	173,558
Niu Technologies ADR (a)	1,112	21,350
NOVA Group Holdings, Ltd.	45,000	790
PetroChina Co., Ltd. Class H	178,000	52,137
PICC Property & Casualty Co., Ltd. Class H	183,788	127,822
Pinduoduo, Inc. ADR (a)	1,822	135,101
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	1,100	14,087
Ping An Insurance Group Co. of China, Ltd. Class H	46,000	471,871
Postal Savings Bank of China Co., Ltd. Class H (c)	71,000	29,774
Prosus NV (a)	3,054	281,846
Q Technology Group Co., Ltd.	18,000	19,951
Qutoutiao, Inc. ADR (a)(b)	10,204	22,347
Scholar Education Group	11,000	30,090
Semiconductor Manufacturing International Corp. (a)(b)	10,000	23,381
Shanghai Baosight Software Co., Ltd. Class A	2,100	22,385
Shanxi Meijin Energy Co., Ltd. Class A (a)	19,600	17,445
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	26,284
Shengyi Technology Co., Ltd. Class A	7,900	27,147
Shenzhen Goodix Technology Co., Ltd. Class A	400	9,271
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	26,820
Shenzhou International Group Holdings, Ltd.	7,400	124,606
Sichuan Swellfun Co., Ltd. Class A	1,400	13,306
Sohu.com, Ltd. ADR (a)	2,139	42,481
Sunac China Holdings, Ltd.	8,000	31,174
Sunny Optical Technology Group Co., Ltd.	7,200	109,905
TAL Education Group ADR (a)	2,585	196,563
Tencent Holdings, Ltd.	46,600	3,075,600
Tongdao Liepin Group (a)	16,000	40,010
Trip.com Group, Ltd. ADR (a)	2,508	78,099
Uxin, Ltd. ADR (a)(b)	12,081	10,507
Vipshop Holdings, Ltd. ADR (a)	5,368	83,956
Visionox Technology, Inc. Class A (a)	9,200	21,338
Walvax Biotechnology Co., Ltd. Class A	6,900	51,732
Will Semiconductor, Ltd. Class A	600	15,682
Winning Health Technology Group Co., Ltd. Class A	9,490	27,185
Wuhan Guide Infrared Co., Ltd. Class A	11,729	59,749
WUS Printed Circuit Kunshan Co., Ltd. Class A	7,900	21,874
See accompanying notes to financial statements.
36

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (a)(c)	4,500	$ 109,510
Xiaomi Corp. Class B (a)(c)	53,400	140,907
Yanzhou Coal Mining Co., Ltd. Class H	34,000	25,270
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	12,200	15,537
Yintech Investment Holdings, Ltd. ADR	2,692	19,382
Yum China Holdings, Inc.	4,838	256,172
Zai Lab, Ltd. ADR (a)	380	31,605
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	12,427
ZTO Express Cayman, Inc. ADR	1,875	56,100
		17,459,717
COLOMBIA — 0.0% (d)
Bancolombia SA ADR (b)	819	20,925
Frontera Energy Corp.	632	1,008
Millicom International Cellular SA SDR	1,012	30,824
		52,757
DENMARK — 0.8%
Ambu A/S Class B (b)	455	12,902
AP Moller - Maersk A/S Class B	184	292,186
Chemometec A/S	486	34,415
Danske Bank A/S (a)	7,967	108,063
Drilling Co. of 1972 A/S (a)(b)	360	7,826
DSV Panalpina A/S	7,897	1,290,715
Novo Nordisk A/S Class B	17,453	1,207,983
Zealand Pharma A/S (a)	7,882	299,995
		3,254,085
EGYPT — 0.0% (d)
Cleopatra Hospital (a)	65,351	20,733
Heliopolis Housing	49,688	18,507
Medinet Nasr Housing	22,172	4,516
Orascom Development Holding AG (a)	3,329	32,212
Oriental Weavers	68,057	25,521
		101,489
FINLAND — 0.4%
BasWare Oyj (a)	341	15,155
Fortum Oyj	6,209	125,779
Neles Oyj	3,701	50,148
Nokia Oyj (a)	38,476	151,148
Nordea Bank Abp (a)(e)	25,791	196,847
Nordea Bank Abp (a)(e)	451	3,431
See accompanying notes to financial statements.
37

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Outotec Oyj	15,913	$ 111,869
Sampo Oyj Class A	4,353	172,483
UPM-Kymmene Oyj	14,168	431,801
Valmet Oyj	726	17,989
Wartsila OYJ Abp (b)	12,613	99,364
		1,376,014
FRANCE — 2.5%
AB Science SA (a)	2,804	41,299
Accor SA (a)	7,777	218,873
Air Liquide SA	1,011	160,642
Airbus SE (a)	3,167	230,515
Alstom SA (a)	5,745	286,452
AXA SA	14,944	276,460
BNP Paribas SA (a)	7,953	288,876
Bouygues SA	4,546	157,900
Capgemini SE	5,580	718,137
Carrefour SA	10,245	164,169
CGG SA (a)	11,226	7,554
Credit Agricole SA (a)	16,238	142,278
Danone SA	4,639	300,393
DBV Technologies SA (a)(b)	1,412	5,116
Engie SA (a)	7,617	102,004
EssilorLuxottica SA (a)	3,535	481,479
Fnac Darty SA (a)	3,796	170,933
Genfit (a)(b)	3,356	19,205
Hermes International	18	15,540
Innate Pharma SA (a)(b)	5,479	20,868
Kering SA	928	617,673
L'Oreal SA	1,761	573,254
LVMH Moet Hennessy Louis Vuitton SE	1,486	695,978
Oeneo SA (a)	203	2,666
Orange SA	21,781	226,911
Pernod Ricard SA	2,118	338,152
Publicis Groupe SA	4,281	138,455
Renault SA (a)	5,280	137,422
Sanofi	6,957	696,133
Schneider Electric SE	5,024	624,783
Societe Generale SA (a)	6,977	92,599
Sodexo SA	4,446	318,134
TOTAL SE (b)	13,208	452,260
Unibail-Rodamco-Westfield (b)	10,088	17,498
Unibail-Rodamco-Westfield REIT (b)	1,673	61,798
See accompanying notes to financial statements.
38

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Vallourec SA (a)(b)	1,110	$ 22,086
Veolia Environnement SA	13,365	288,687
Vinci SA	6,498	544,974
Vivendi SA	16,416	458,156
		10,116,312
GERMANY — 2.5%
Adidas AG (a)	2,777	899,106
AIXTRON SE (a)	2,300	27,780
Allianz SE	3,530	677,298
BASF SE	5,766	351,463
Bayer AG	7,417	463,666
Commerzbank AG (a)	5,211	25,622
CompuGroup Medical SE & Co. KgaA	8,429	780,363
CropEnergies AG	3,239	56,290
Daimler AG	7,988	431,216
Datagroup SE	363	18,985
Delivery Hero SE (a)(c)	104	11,966
Deutsche Bank AG (a)	10,572	89,136
Deutsche Boerse AG	2,768	486,235
Deutsche Lufthansa AG (a)	16,952	146,308
Deutsche Post AG	13,729	626,264
Deutsche Telekom AG	22,651	379,567
E.ON SE	14,193	156,914
Eckert & Ziegler Strahlen- und Medizintechnik AG	303	15,506
Elmos Semiconductor SE	1,281	31,320
Encavis AG	1,300	25,519
Flatex AG (a)	667	33,359
Fresenius Medical Care AG & Co. KGaA	1,394	117,729
HelloFresh SE (a)	1,927	107,516
LPKF Laser & Electronics AG	2,124	56,415
Merck KGaA	4,838	706,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,118	537,964
Puma SE (a)	742	66,876
RWE AG	4,745	177,944
Salzgitter AG (a)	4,732	78,352
SAP SE	6,970	1,085,097
Siemens AG	5,645	714,124
Siemens Energy AG (a)	2,822	76,112
Thyssenkrupp AG (a)	8,882	44,912
Uniper SE	1,098	35,486
VERBIO Vereinigte BioEnergie AG	5,273	115,382
Volkswagen AG (a)	1,673	292,707
See accompanying notes to financial statements.
39

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Volkswagen AG Preference Shares (a)	1,476	$ 237,816
		10,184,922
GHANA — 0.0% (d)
Tullow Oil PLC (b)	3,726	736
HONG KONG — 1.0%
AIA Group, Ltd.	75,400	738,434
Bank of East Asia, Ltd.	54,505	100,149
CA Cultural Technology Group, Ltd. (a)	15,000	4,897
China Gas Holdings, Ltd.	18,000	51,097
China Mobile, Ltd.	46,500	296,700
China Resources Land, Ltd.	15,000	67,548
China Youzan, Ltd. (a)	60,000	12,542
CK Asset Holdings, Ltd.	93,920	457,481
CK Hutchison Holdings, Ltd.	46,420	279,119
Hang Lung Properties, Ltd.	95,000	240,013
Henderson Land Development Co., Ltd.	18,910	69,662
Hong Kong Exchanges & Clearing, Ltd.	11,568	540,039
Link REIT	46,058	374,407
New World Development Co., Ltd.	32,383	156,692
Shangri-La Asia, Ltd. (a)	34,000	27,814
Sino Biopharmaceutical, Ltd.	89,500	97,468
Sun Hung Kai Properties, Ltd.	46,253	589,651
Swire Pacific, Ltd. Class A	8,500	40,800
		4,144,513
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	8,556	46,716
Richter Gedeon Nyrt	8,721	184,442
		231,158
INDIA — 1.0%
Aavas Financiers, Ltd. (a)	4,652	90,452
AstraZeneca Pharma India, Ltd.	362	21,116
Can Fin Homes, Ltd.	4,405	24,822
Dr Reddy's Laboratories, Ltd. ADR	9,731	676,888
ICICI Bank, Ltd. ADR (a)	34,184	336,029
Infosys, Ltd. ADR	62,118	857,850
Inox Leisure, Ltd.	1,724	6,321
Just Dial, Ltd. (a)	2,997	15,440
LA Opala RG, Ltd.	513	1,535
Larsen & Toubro, Ltd. GDR	14,584	181,717
Mahindra & Mahindra, Ltd. GDR	11,310	92,290
See accompanying notes to financial statements.
40

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Orient Electric, Ltd.	3,828	$ 9,414
Procter & Gamble Health, Ltd. (a)	65	4,404
Radico Khaitan, Ltd.	1,150	6,333
Reliance Industries, Ltd. GDR (c)	11,998	729,478
Reliance Industries, Ltd.	6,834	206,961
SpiceJet, Ltd. (a)	3,200	2,093
State Bank of India GDR (a)	6,497	165,024
Suven Life Sciences, Ltd. (a)	78,230	53,440
Tata Motors, Ltd. ADR (a)(b)	9,277	84,328
Ujjivan Financial Services, Ltd.	1,082	3,099
Vedanta, Ltd. ADR	14,491	107,088
Wipro, Ltd. ADR	55,187	259,379
		3,935,501
INDONESIA — 0.2%
Astra International Tbk PT	239,700	71,846
Bank Central Asia Tbk PT	205,800	374,810
Bank Mandiri Persero Tbk PT	315,100	105,033
Bank Rakyat Indonesia Persero Tbk PT	660,200	134,880
Gudang Garam Tbk PT (a)	17,700	47,640
Telekomunikasi Indonesia Persero Tbk PT	934,400	160,757
		894,966
IRELAND — 0.4%
Accenture PLC Class A	4,838	1,093,340
Cairn Homes PLC (a)	110,960	102,793
CRH PLC	7,794	282,141
Flutter Entertainment PLC (a)	89	14,162
Glenveagh Properties PLC (a)(b)(c)	15,508	12,693
Keywords Studios PLC	555	15,613
Prothena Corp. PLC (a)	4,092	40,879
		1,561,621
ISRAEL — 0.2%
Bank Hapoalim BM	32,094	171,716
Bank Leumi Le-Israel BM	146,068	644,009
Compugen, Ltd. (a)(b)	1,516	24,635
Fiverr International, Ltd. (a)	126	17,512
Isracard, Ltd.	1,590	3,950
Teva Pharmaceutical Industries, Ltd. ADR (a)	4,909	44,230
		906,052
ITALY — 0.5%
Assicurazioni Generali SpA	13,449	189,646
See accompanying notes to financial statements.
41

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Atlantia SpA (a)(b)	3,611	$ 56,869
Enel SpA	59,265	515,530
Eni SpA	20,411	160,077
Ferrari NV	1,096	201,331
Intesa Sanpaolo SpA (a)	106,913	200,971
Italgas SpA	5,542	34,996
Mediaset SpA (a)(b)	52,585	101,005
Saipem SpA (b)	4,556	7,840
Snam SpA	33,565	172,751
Telecom Italia SpA (b)	249,825	100,191
UniCredit SpA (a)	14,193	117,253
		1,858,460
JAPAN — 7.1%
Advantest Corp.	200	9,647
Aeon Fantasy Co., Ltd.	400	6,205
AI inside, Inc. (a)	100	41,742
Aisin Seiki Co., Ltd.	1,700	53,966
Akatsuki, Inc.	100	4,378
AnGes, Inc. (a)(b)	1,200	16,465
Arcland Service Holdings Co., Ltd. (b)	1,300	26,030
Aruhi Corp.	600	10,461
Asahi Group Holdings, Ltd.	1,700	58,895
Asahi Kasei Corp.	46,100	399,580
Astellas Pharma, Inc.	18,500	274,704
BayCurrent Consulting, Inc.	300	41,505
Bengo4.com, Inc. (a)	300	31,782
Bridgestone Corp.	1,700	53,434
BRONCO BILLY Co., Ltd. (b)	2,000	45,542
Canon, Inc.	1,700	28,135
Change, Inc. (a)(b)	2,000	158,817
Chatwork Co., Ltd. (a)	600	11,371
Comture Corp. (b)	400	9,973
COOKPAD, Inc. (a)	18,300	64,509
Corona Corp.	900	8,418
Credit Saison Co., Ltd.	9,300	97,997
Cybozu, Inc.	9,400	294,836
Daiichi Sankyo Co., Ltd.	27,600	844,503
Daikin Industries, Ltd. (b)	1,700	310,907
Daisyo Corp. (b)	2,100	24,894
Daiwa Securities Group, Inc. (b)	46,500	194,187
Demae-Can Co., Ltd. (a)	400	10,545
Denso Corp.	9,100	396,406
See accompanying notes to financial statements.
42

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Digital Arts, Inc. (b)	100	$ 8,121
Dip Corp.	500	10,206
Ebase Co., Ltd.	6,600	85,619
Eisai Co., Ltd.	1,700	154,390
Elan Corp.	700	17,279
EM Systems Co., Ltd.	10,000	82,062
Enigmo, Inc. (b)	1,600	25,320
eRex Co., Ltd.	800	8,263
euglena Co., Ltd. (a)	1,700	14,176
Fixstars Corp.	700	7,496
France Bed Holdings Co., Ltd. (b)	2,000	16,735
Freee KK (a)	300	22,600
FUJIFILM Holdings Corp.	9,300	456,936
Fujio Food Group, Inc. (b)	800	10,757
Fujitsu, Ltd.	1,700	231,005
Fukui Computer Holdings, Inc.	300	8,713
giftee, Inc. (a)(b)	1,300	46,627
GMO GlobalSign Holdings KK (b)	300	28,542
GNI Group, Ltd. (a)(b)	2,700	95,688
Gurunavi, Inc. (b)	8,100	55,264
Hitachi, Ltd.	9,300	312,233
Hokuhoku Financial Group, Inc.	9,000	90,145
Honda Motor Co., Ltd.	9,300	217,981
Hoya Corp.	9,200	1,033,943
Insource Co., Ltd.	600	16,994
Internet Initiative Japan, Inc.	100	4,473
IR Japan Holdings, Ltd.	1,000	125,272
ITOCHU Corp. (b)	8,800	223,898
Itokuro, Inc. (a)(b)	1,200	14,021
Japan Medical Dynamic Marketing, Inc. (b)	500	10,239
Japan Tissue Engineering Co., Ltd. (a)(b)	8,900	61,312
Japan Tobacco, Inc.	9,300	169,203
JFE Holdings, Inc. (a)	9,300	64,509
JMDC, Inc. (a)	600	26,324
JSR Corp. (b)	9,300	219,347
JXTG Holdings, Inc.	17,900	63,607
Kajima Corp.	18,400	220,040
Kamakura Shinsho, Ltd. (b)	7,500	65,384
Kamigumi Co., Ltd.	28,300	554,576
Kansai Electric Power Co., Inc.	9,000	86,989
Kao Corp.	1,700	127,053
KDDI Corp.	27,700	697,159
See accompanying notes to financial statements.
43

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Keyence Corp.	1,200	$ 556,960
Kitanotatsujin Corp. (b)	8,700	44,765
KLab, Inc. (a)	6,700	59,680
KNT-CT Holdings Co., Ltd. (a)(b)	7,200	75,937
Kobe Steel, Ltd. (a)	8,700	32,894
Komatsu, Ltd.	9,300	203,572
Konica Minolta, Inc. (b)	18,100	50,768
Kourakuen Holdings Corp.	800	13,971
Kyocera Corp.	9,200	522,812
Lasertec Corp.	200	16,318
LEC, Inc.	600	9,535
Leopalace21 Corp. (a)(b)	8,300	15,022
M&A Capital Partners Co., Ltd. (a)	400	18,611
Makita Corp.	9,300	442,396
Marubeni Corp. (b)	46,500	261,956
Marui Group Co., Ltd. (b)	18,400	350,634
Mebuki Financial Group, Inc.	45,300	102,164
Media Do Co., Ltd.	700	50,479
Medical Data Vision Co., Ltd. (a)(b)	1,800	37,013
Medley, Inc. (a)(b)	2,400	114,621
Menicon Co., Ltd.	1,100	73,174
Mirai Corp. REIT	277	104,469
Mitsubishi Chemical Holdings Corp.	18,200	104,461
Mitsubishi Corp. (b)	9,300	221,418
Mitsubishi Electric Corp.	46,000	619,625
Mitsubishi UFJ Financial Group, Inc.	83,600	329,631
Mitsui & Co., Ltd.	9,300	158,892
Mitsuuroko Group Holdings Co., Ltd.	1,500	19,203
Mizuho Financial Group, Inc. (b)	17,460	216,823
Money Forward, Inc. (a)	500	35,914
Monogatari Corp	300	29,480
MS&AD Insurance Group Holdings, Inc. (b)	9,300	248,870
MTI, Ltd.	1,500	12,537
Murata Manufacturing Co., Ltd.	9,200	590,463
NEC Corp.	200	11,636
Nintendo Co., Ltd.	800	452,269
Nippon Steel Corp. (a)	16,800	157,525
Nissan Motor Co., Ltd. (a)	18,100	63,769
Nitto Denko Corp.	1,700	110,187
Nomura Holdings, Inc.	46,400	210,433
NTT Data Corp.	18,400	233,988
NTT DOCOMO, Inc. (b)	9,300	342,372
See accompanying notes to financial statements.
44

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Obayashi Corp.	46,500	$ 420,805
Oisix ra daichi, Inc. (a)	1,700	54,691
One REIT, Inc.	13	30,834
Open Door, Inc. (a)	400	5,166
Optim Corp. (a)	500	15,114
ORIX Corp.	18,600	230,010
Oro Co., Ltd.	1,000	33,024
Osaka Gas Co., Ltd.	9,300	180,660
Panasonic Corp.	27,900	234,981
PKSHA Technology, Inc. (a)(b)	700	18,082
Proto Corp.	1,400	16,835
Rakus Co., Ltd.	1,200	21,423
Resona Holdings, Inc.	27,900	94,542
Riso Kyoiku Co., Ltd. (b)	8,300	22,651
Rohm Co., Ltd.	1,700	130,484
Rorze Corp. (b)	500	23,477
RS Technologies Co., Ltd.	700	22,188
Samty Residential Investment Corp. REIT	181	174,602
Secom Co., Ltd.	1,700	154,745
Serverworks Co., Ltd. (a)	600	38,946
Seven & i Holdings Co., Ltd.	1,700	52,355
SFP Holdings Co., Ltd.	2,300	29,772
SHIFT, Inc. (a)	400	59,737
Shin-Etsu Chemical Co., Ltd.	1,700	220,454
Sinanen Holdings Co., Ltd.	1,000	30,181
Softbank Corp. (b)	9,100	101,537
SoftBank Group Corp.	18,800	1,152,442
Sompo Holdings, Inc.	9,300	319,811
Sony Corp.	18,800	1,430,888
Sosei Group Corp. (a)	400	5,204
Sourcenext Corp. (b)	9,100	27,335
S-Pool, Inc.	8,300	65,831
Starts Proceed Investment Corp. REIT	7	13,704
Strike Co., Ltd.	600	34,966
Sumitomo Chemical Co., Ltd.	46,500	152,900
Sumitomo Corp. (b)	9,300	110,907
Sumitomo Electric Industries, Ltd.	9,100	101,667
Sumitomo Mitsui Financial Group, Inc.	9,300	257,109
Sumitomo Mitsui Trust Holdings, Inc.	1,700	44,985
Suruga Bank, Ltd. (b)	1,700	6,105
T&D Holdings, Inc.	18,600	181,893
Taiko Pharmaceutical Co., Ltd. (b)	2,700	57,618
See accompanying notes to financial statements.
45

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	1,700	$ 60,313
Tama Home Co., Ltd. (b)	3,300	43,185
TDK Corp.	1,700	183,806
TechMatrix Corp.	1,000	21,653
Teijin, Ltd.	9,300	143,558
Terumo Corp.	18,400	728,816
Tokio Marine Holdings, Inc.	9,200	401,023
Tokyo Electron, Ltd.	1,700	440,263
Tokyu Corp.	26,000	335,810
Toppan Printing Co., Ltd.	18,500	259,102
Toridoll Holdings Corp. (b)	700	9,446
Toshiba Corp.	1,700	43,028
Toyo Gosei Co., Ltd.	600	41,675
Toyota Motor Corp.	18,500	1,215,218
Toyota Tsusho Corp.	9,200	256,481
Tri Chemical Laboratories, Inc.	300	34,597
UNITED, Inc. (b)	1,200	16,625
UT Group Co., Ltd. (a)(b)	200	6,747
UUUM Co., Ltd. (a)	900	19,206
Uzabase, Inc. (a)	200	7,126
ValueCommerce Co., Ltd.	400	13,323
Vector, Inc. (a)	1,100	11,091
Vision, Inc. (a)(b)	1,300	10,040
WATAMI Co., Ltd. (b)	800	7,535
West Holdings Corp.	500	13,603
West Japan Railway Co.	1,700	83,623
Yamada Denki Co., Ltd.	18,000	89,377
Yamaha Corp. (b)	18,900	899,062
YA-MAN, Ltd. (b)	1,700	25,243
Yokowo Co., Ltd. (b)	400	10,412
ZIGExN Co., Ltd.	7,400	24,122
Zuken, Inc.	400	10,719
		28,494,071
LUXEMBOURG — 0.0% (d)
ArcelorMittal SA (a)	5,366	71,633
Solutions 30 SE (a)	1,956	41,126
		112,759
MACAU — 0.0% (d)
Sands China, Ltd.	37,200	143,280
MALAYSIA — 0.1%
ATA IMS Bhd	185,900	78,288
See accompanying notes to financial statements.
46

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
CIMB Group Holdings Bhd	36,784	$ 27,264
FGV Holdings Bhd	89,400	24,741
Frontken Corp. Bhd	34,600	30,141
Malayan Banking Bhd	20,352	35,361
Mega First Corp. BHD	17,000	29,373
Pentamaster Corp. Bhd	15,450	17,846
Public Bank Bhd	17,100	64,606
Supermax Corp. Bhd (a)	36,000	72,944
Tenaga Nasional Bhd	16,700	42,197
		422,761
MEXICO — 0.2%
America Movil SAB de CV Series L	362,738	228,069
Cemex SAB de CV Series CPO	167,863	63,721
Fomento Economico Mexicano SAB de CV	37,282	210,427
Grupo Financiero Banorte SAB de CV Series O (a)	35,887	124,556
Grupo Mexico SAB de CV Class B	59,695	152,106
Grupo Televisa SAB Series CPO (a)	31,712	39,245
Industrias Penoles SAB de CV	1,684	27,255
PLA Administradora Industrial S de RL de CV REIT	18,759	26,003
		871,382
NETHERLANDS — 1.2%
Akzo Nobel NV	3,059	310,001
Alfen Beheer B.V. (a)(c)	721	45,910
ASML Holding NV	3,425	1,263,938
Heineken NV	2,510	223,342
ING Groep NV (a)	25,761	182,974
Koninklijke Ahold Delhaize NV	13,933	412,548
Koninklijke DSM NV	4,779	787,936
Koninklijke KPN NV	2,218	5,220
Koninklijke Philips NV (a)	11,378	536,365
Pharming Group NV (a)(b)	19,871	22,146
Royal Dutch Shell PLC Class A	8,917	111,117
Royal Dutch Shell PLC Class B	46,481	564,972
Shop Apotheke Europe NV (a)(c)	222	38,893
Wolters Kluwer NV	1,979	169,038
		4,674,400
NEW ZEALAND — 0.0% (d)
Pushpay Holdings, Ltd. (a)	5,096	29,811
NORWAY — 0.2%
Crayon Group Holding ASA (a)(c)	13,493	176,223
See accompanying notes to financial statements.
47

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
DNB ASA	17,551	$ 242,540
Fjordkraft Holding ASA (c)	2,863	27,692
Frontline, Ltd.	1,593	10,530
Norsk Hydro ASA (a)	48,594	133,682
Telenor ASA	14,380	240,445
Yara International ASA	2,796	107,428
		938,540
PAKISTAN — 0.1%
Packages, Ltd.	9,599	29,091
Pakistan State Oil Co., Ltd.	48,043	58,029
Searle Co., Ltd.	83,000	128,348
		215,468
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	388	4,741
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	1,394	37,708
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	1,691	20,053
Powszechna Kasa Oszczednosci Bank Polski SA (a)	5,837	32,021
		52,074
RUSSIA — 0.2%
Gazprom PJSC ADR (b)	37,107	161,787
LUKOIL PJSC ADR	2,766	158,796
Mechel PJSC ADR (a)	42,484	64,151
MMC Norilsk Nickel PJSC ADR (b)	755	18,233
Mobile TeleSystems PJSC ADR	8,814	76,946
Sberbank of Russia PJSC ADR (a)	18,016	210,517
Surgutneftegas PJSC ADR	447	2,208
Tatneft PJSC ADR	4,270	152,781
		845,419
SAUDI ARABIA — 0.3%
Al Rajhi Co. for Co-operative Insurance (a)	1,100	23,607
Aldrees Petroleum and Transport Services Co.	9,861	174,038
Aseer Trading Tourism & Manufacturing Co. (a)	11,372	42,506
City Cement Co. (a)	9,843	52,011
Dur Hospitality Co.	11,070	91,933
Eastern Province Cement Co.	1,071	10,008
Etihad Etisalat Co. (a)	1,710	13,016
Herfy Food Services Co.	976	13,999
See accompanying notes to financial statements.
48

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Jadwa REIT Saudi Fund	26,475	$ 96,981
Leejam Sports Co. JSC	3,272	62,371
Maharah Human Resources Co.	623	13,354
Mobile Telecommunications Co. (a)	18,709	67,635
Najran Cement Co. (a)	32,999	156,246
National Agriculture Development Co (a)	2,824	24,130
National Medical Care Co.	734	10,802
Northern Region Cement Co.	11,996	38,314
Saudi Ceramic Co. (a)	4,448	52,177
Saudi Co. For Hardware CJSC	854	11,703
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,005	19,564
Saudi Research & Marketing Group (a)	799	16,722
Saudia Dairy & Foodstuff Co.	369	17,944
		1,009,061
SINGAPORE — 0.3%
CapitaLand, Ltd. (b)	145,584	289,014
DBS Group Holdings, Ltd.	9,100	132,724
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	231,500	61,898
Singapore Exchange, Ltd.	92,000	616,658
Singapore Press Holdings, Ltd. (b)	93,000	70,852
Singapore Telecommunications, Ltd.	45,200	70,195
		1,241,341
SOUTH AFRICA — 0.5%
Anglo American PLC	10,779	261,394
Discovery, Ltd.	58,163	446,056
FirstRand, Ltd.	51,745	127,905
Gold Fields, Ltd.	8,788	107,100
Harmony Gold Mining Co., Ltd. (a)	7,135	38,130
Impala Platinum Holdings, Ltd. (b)	5,736	50,025
MTN Group, Ltd. (b)	19,112	64,325
MultiChoice Group, Ltd.	2,130	12,370
Naspers, Ltd. Class N	3,054	541,957
Nedbank Group, Ltd.	1,845	11,146
Old Mutual, Ltd. (b)	67,435	41,376
Sanlam, Ltd.	47,875	149,222
Sasol, Ltd. (a)(b)	3,701	28,749
Standard Bank Group, Ltd.	12,357	80,039
		1,959,794
SOUTH KOREA — 1.6%
Advanced Process Systems Corp.	1,583	29,846
See accompanying notes to financial statements.
49

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Ahnlab, Inc.	443	$ 24,963
Alteogen, Inc. (a)	106	16,342
Ananti, Inc. (a)	1,433	11,481
Anterogen Co., Ltd. (a)	25	1,122
BH Co., Ltd. (a)	2,845	51,694
Binex Co., Ltd. (a)	2,751	73,274
Boditech Med, Inc.	1,752	46,740
Cellivery Therapeutics, Inc. (a)	167	28,988
Celltrion Pharm, Inc. (a)	93	9,018
Celltrion, Inc. (a)	384	84,549
CMG Pharmaceutical Co., Ltd. (a)	13,472	51,089
CrystalGenomics, Inc. (a)	1,016	15,637
DIO Corp. (a)	7,272	193,692
Dongsung Pharmaceutical Co., Ltd. (a)	907	9,617
Doosan Solus Co., Ltd. (a)	296	9,997
Duk San Neolux Co., Ltd. (a)	1,936	52,394
Echo Marketing, Inc.	1,304	30,718
E-MART, Inc.	11	1,331
Enzychem Lifesciences Corp. (a)	727	68,131
Eone Diagnomics Genome Center Co., Ltd. (a)	2,179	25,991
Feelux Co., Ltd. (a)	2,013	5,990
Geneonelifescience, Inc. (a)	1,648	41,781
Genexine Co., Ltd. (a)	298	36,387
Green Cross Cell Corp.	539	18,758
Green Cross LabCell Corp.	1,209	50,965
Hana Financial Group, Inc.	1,079	25,926
Hanall Biopharma Co., Ltd. (a)	647	18,810
Helixmith Co., Ltd. (a)	45	1,364
HLB, Inc. (a)	92	8,158
Huons Co., Ltd.	458	24,320
Hyundai Mobis Co., Ltd.	622	122,326
Hyundai Motor Co.	1,390	212,155
Hyundai Steel Co.	130	2,735
iNtRON Biotechnology, Inc. (a)	667	8,298
JW Holdings Corp.	17,246	85,530
JW Pharmaceutical Corp.	3,305	94,953
KB Financial Group, Inc.	3,283	105,410
Kia Motors Corp.	824	33,045
Korea Electric Power Corp. ADR (a)(b)	3,232	28,151
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	707
KT&G Corp.	1,105	77,855
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,172
See accompanying notes to financial statements.
50

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
L&C Bio Co., Ltd.	626	$ 73,332
LG Chem, Ltd. Preference Shares	1,848	506,442
LG Electronics, Inc.	350	27,443
LG Household & Health Care, Ltd.	180	222,864
Lotte Chemical Corp.	20	3,360
Lotte Tour Development Co., Ltd. (a)	923	12,154
Naturecell Co., Ltd. (a)	3,127	26,337
NAVER Corp.	1,815	460,152
NHN KCP Corp.	390	22,843
Oscotec, Inc. (a)	894	35,164
PHARMA RESEARCH PRODUCTS Co., Ltd.	173	9,171
Pharmicell Co., Ltd. (a)	542	8,365
POSCO ADR	5,287	221,314
Sam Chun Dang Pharm Co., Ltd.	1,188	55,870
Samsung C&T Corp.	356	31,962
Samsung Electronics Co., Ltd. GDR	1,492	1,890,364
Samsung Engineering Co., Ltd. (a)	735	6,630
Samsung Fire & Marine Insurance Co., Ltd.	204	31,747
Samsung Heavy Industries Co., Ltd. (a)	2,302	10,491
Samsung Securities Co., Ltd.	755	19,755
Seegene, Inc.	174	38,743
SFA Semicon Co., Ltd. (a)	2,391	10,406
Shin Poong Pharmaceutical Co., Ltd. (a)	1,589	171,876
Shinhan Financial Group Co., Ltd.	3,283	77,478
SillaJen, Inc. (a)	131	1,355
SK Holdings Co., Ltd.	205	34,795
SK Hynix, Inc.	5,059	363,366
SK Innovation Co., Ltd.	203	24,127
STCUBE (a)	123	852
Telcon RF Pharmaceutical, Inc. (a)	3,282	21,833
Theragen Etex Co., Ltd. (a)	3,674	35,342
Wemade Co., Ltd.	445	14,193
Winix, Inc.	1,551	25,927
		6,338,463
SPAIN — 0.6%
Acciona SA (b)	5,911	643,247
Acerinox SA (a)	14,167	116,357
ACS Actividades de Construccion y Servicios SA	12,768	289,940
Amadeus IT Group SA	4,719	263,351
Banco Bilbao Vizcaya Argentaria SA	42,117	117,149
Banco Santander SA (a)	96,755	181,490
Iberdrola SA	42,781	527,257
See accompanying notes to financial statements.
51

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Industria de Diseno Textil SA	9,371	$ 261,536
Repsol SA	7,828	52,525
Telefonica SA	35,088	120,846
		2,573,698
SWEDEN — 1.0%
Sinch AB (a)(b)(c)	257	21,048
Assa Abloy AB Class B	15,960	374,659
Atlas Copco AB Class B	12,893	540,498
Boozt AB (a)(c)	4,523	63,069
Camurus AB (a)	1,862	40,069
Epiroc AB Class B	14,850	206,904
Evolution Gaming Group AB (c)	1,426	94,769
Fortnox AB	655	19,760
Hansa Biopharma AB (a)	2,948	78,394
LeoVegas AB (c)	5,816	24,681
NetEnt AB	8,778	75,030
PowerCell Sweden AB (a)	636	16,628
Sandvik AB (a)	13,822	271,652
Securitas AB Class B (a)	21,501	329,722
Sedana Medical AB (a)	465	13,820
Skandinaviska Enskilda Banken AB Class A (a)	32,538	289,534
Skanska AB Class B (a)	14,100	299,015
SKF AB Class B	10,025	208,005
Stillfront Group AB (a)	1,038	130,359
Svenska Handelsbanken AB Class A (a)	13,177	110,893
Tele2 AB Class B (b)	9,848	139,523
Telefonaktiebolaget LM Ericsson Class B	26,328	289,108
Telia Co. AB	22,651	93,261
Volvo AB Class A (a)	17,454	338,939
		4,069,340
SWITZERLAND — 2.6%
ABB, Ltd.	19,589	499,986
Adecco Group AG	3,794	201,025
Alcon, Inc. (a)	2,583	147,038
Ascom Holding AG (a)	1,577	21,936
Basilea Pharmaceutica AG (b)	479	26,407
Cie Financiere Richemont SA	5,301	355,996
Credit Suisse Group AG	16,580	166,820
Geberit AG	1,488	883,973
Givaudan SA	186	803,722
Glencore PLC (a)	25,763	53,610
See accompanying notes to financial statements.
52

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Gurit Holding AG	10	$ 21,312
Kuehne + Nagel International AG	1,753	342,109
LafargeHolcim, Ltd.	3,797	173,536
Molecular Partners AG (a)	2,300	40,105
Nestle SA	18,915	2,251,065
Novartis AG	12,622	1,097,822
Roche Holding AG	4,724	1,620,428
Sensirion Holding AG (a)(c)	259	13,616
SGS SA	186	499,847
Swatch Group AG	558	130,519
Swiss Re AG	4,560	338,892
TRANSOCEAN, Ltd. (a)(b)	2,140	1,727
UBS Group AG	26,338	295,272
Vetropack Holding AG (a)	20	1,232
Zurich Insurance Group AG	929	324,278
		10,312,273
TAIWAN — 1.7%
Advanced Wireless Semiconductor Co.	3,000	10,514
Alchip Technologies, Ltd.	5,000	84,162
AU Optronics Corp. ADR (a)(b)	95,140	355,824
AURAS Technology Co., Ltd.	2,000	16,539
Career Technology MFG. Co., Ltd.	12,729	11,867
Century Iron & Steel Industrial Co., Ltd.	4,000	17,678
Charoen Pokphand Enterprise	5,000	11,463
Chaun-Choung Technology Corp.	3,000	26,725
Chief Telecom, Inc.	3,000	35,685
Chilisin Electronics Corp.	2,000	6,830
Chunghwa Telecom Co., Ltd. ADR (b)	12,728	461,135
Concraft Holding Co., Ltd.	2,406	7,028
CTBC Financial Holding Co., Ltd.	81,000	51,461
Darfon Electronics Corp.	8,000	10,427
Egis Technology, Inc.	1,000	5,801
Formosa Chemicals & Fibre Corp.	11,000	25,713
Formosa Plastics Corp.	14,000	37,995
Genius Electronic Optical Co., Ltd.	1,079	21,832
Global Lighting Technologies, Inc.	11,000	39,120
Global Unichip Corp.	1,000	8,977
Globalwafers Co., Ltd.	1,000	13,259
Gold Circuit Electronics, Ltd. (a)	63,000	97,017
Hon Hai Precision Industry Co., Ltd. GDR	74,253	395,768
International Games System Co., Ltd.	4,000	106,484
Jentech Precision Industrial Co., Ltd.	3,000	31,490
See accompanying notes to financial statements.
53

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Lotus Pharmaceutical Co., Ltd. (a)	3,000	$ 8,349
MediaTek, Inc.	2,000	41,917
Nan Ya Plastics Corp.	16,000	32,871
Newmax Technology Co., Ltd. (a)	7,000	9,740
Pan Jit International, Inc.	13,500	16,920
PChome Online, Inc.	2,000	6,940
PharmaEngine, Inc.	1,000	2,106
PharmaEssentia Corp. (a)	5,364	18,521
Pharmally International Holding Co., Ltd.	1,282	2,505
Power Wind Health Industry, Inc.	6,300	33,825
RichWave Technology Corp.	12,000	99,026
Sporton International, Inc.	4,000	33,630
TaiDoc Technology Corp.	1,000	6,629
Taigen Biopharmaceuticals Holdings, Ltd. (a)	77,000	58,092
TaiMed Biologics, Inc. (a)	4,000	12,706
Taiwan Semiconductor Co., Ltd.	3,000	4,190
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,421	3,276,930
Taiwan Surface Mounting Technology Corp.	3,000	10,773
Taiwan Union Technology Corp.	2,000	7,734
Tanvex BioPharma, Inc. (a)	5,000	6,906
TCI Co., Ltd.	459	4,263
United Integrated Services Co., Ltd.	7,000	47,131
United Microelectronics Corp. ADR	178,519	855,106
United Renewable Energy Co., Ltd. (a)	735,518	293,323
Visual Photonics Epitaxy Co., Ltd.	2,000	5,421
Wafer Works Corp.	5,000	5,896
Win Semiconductors Corp.	2,000	19,785
XinTec, Inc. (a)	15,000	60,597
		6,872,626
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
AngloGold Ashanti, Ltd.	3,723	96,668
THAILAND — 0.1%
Bangkok Bank PCL	46,000	139,361
CP ALL PCL NVDR (a)	35,600	67,689
Kasikornbank PCL NVDR	9,000	21,870
Prima Marine PCL	108,400	31,472
PTT PCL	93,000	93,917
Siam Commercial Bank PCL NVDR	8,400	17,231
Super Energy Corp. PCL	215,000	5,700
Taokaenoi Food & Marketing PCL Class F	157,200	51,098
See accompanying notes to financial statements.
54

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
TQM Corp. PCL NVDR	16,300	$ 66,100
		494,438
TURKEY — 0.1%
Akbank T.A.S. (a)	43,597	29,143
Eldorado Gold Corp. (a)(b)	3,602	37,887
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	14,553	3,268
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	8,648	14,189
Migros Ticaret A/S (a)	6,961	37,226
Turkiye Garanti Bankasi A/S (a)	43,132	39,750
Turkiye Is Bankasi A/S Class C (a)	32,188	22,352
Vestel Elektronik Sanayi ve Ticaret A/S (a)	9,719	21,913
		205,728
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC	65,267	13,984
Dana Gas PJSC	190,554	36,833
Network International Holdings PLC (a)(c)	8,317	29,375
SHUAA Capital PSC (a)	601,317	107,882
Union Properties PJSC (a)	536,072	43,491
		231,565
UNITED KINGDOM — 4.3%
3i Group PLC	66,129	852,009
Amcor PLC	13,984	153,653
Anglo Pacific Group PLC	8,739	14,326
AO World PLC (a)	15,030	41,971
AstraZeneca PLC	8,546	934,352
BAE Systems PLC	43,210	269,254
Barclays PLC (a)	118,035	148,949
boohoo Group PLC (a)	3,983	19,335
BP PLC	105,526	307,227
British American Tobacco PLC	7,988	286,829
British Land Co. PLC REIT	30,969	135,084
BT Group PLC	59,314	75,439
Burberry Group PLC	7,689	154,473
Cairn Energy PLC	14,858	27,641
Capita PLC (a)	4,243	1,677
Ceres Power Holdings PLC (a)	6,286	45,265
CMC Markets PLC (c)	8,161	32,654
CNH Industrial NV (a)	6,677	52,052
Compass Group PLC	21,035	317,898
Craneware PLC (b)	99	1,984
See accompanying notes to financial statements.
55

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Diageo PLC	13,170	$ 451,194
Experian PLC	17,999	679,458
Fiat Chrysler Automobiles NV (a)	8,266	101,468
FLEX LNG, Ltd. (b)	2,424	13,705
Frontier Developments PLC (a)	2,511	88,297
G4S PLC (a)	30,214	78,238
Gamesys Group PLC	1,204	18,554
GlaxoSmithKline PLC	30,289	568,569
Hammerson PLC REIT (a)(b)	249,092	52,490
HSBC Holdings PLC	126,472	492,961
Hurricane Energy PLC (a)(b)	41,533	1,974
Imperial Brands PLC	4,551	80,457
InterContinental Hotels Group PLC (a)	9,267	490,477
iomart Group PLC (b)	11,801	54,160
ITM Power PLC (a)(b)	6,521	21,961
J Sainsbury PLC	35,700	88,129
Land Securities Group PLC REIT	20,029	135,293
Learning Technologies Group PLC	22,734	38,502
Liberty Global PLC Class A (a)	1,969	41,369
Liberty Global PLC Class C (a)	7,791	159,988
Linde PLC (e)	4,838	1,152,073
Linde PLC (a)(e)	1,289	305,181
Lloyds Banking Group PLC (a)	419,644	142,980
M&G PLC	21,256	43,830
Marks & Spencer Group PLC	47,877	60,360
National Grid PLC	9,175	105,543
Next PLC	3,509	269,918
On the Beach Group PLC (c)	5,005	15,788
Pearson PLC (b)	4,911	34,868
Petropavlovsk PLC (a)	181,584	77,233
Prudential PLC	23,486	336,722
Quilter PLC (c)	20,884	34,613
Reckitt Benckiser Group PLC	3,888	379,996
RELX PLC (e)	15,098	336,893
RELX PLC (e)	25,437	567,640
Rio Tinto PLC	10,396	625,697
Rolls-Royce Holdings PLC (b)	15,315	25,739
RSA Insurance Group PLC	34,209	199,766
Sage Group PLC	81,124	755,954
Serica Energy PLC	41,200	51,133
Severn Trent PLC	12,081	380,931
Silence Therapeutics PLC (a)(b)	7,232	40,857
See accompanying notes to financial statements.
56

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Smith & Nephew PLC	21,965	$ 430,631
Smiths Group PLC	16,899	300,397
SSE PLC	10,647	166,274
Standard Chartered PLC (a)	23,672	108,978
Standard Life Aberdeen PLC	71,241	208,147
TechnipFMC PLC	5,010	32,101
Tesco PLC	57,258	157,299
Unilever NV	9,734	587,851
Unilever PLC	7,417	457,956
United Utilities Group PLC	21,534	238,247
Virgin Money UK PLC ADR (a)	662	614
Vodafone Group PLC	160,268	212,747
Warehouse Reit PLC	27,643	39,668
Whitbread PLC (a)	17,664	485,265
WPP PLC	16,695	131,226
		17,030,432
UNITED STATES — 57.2%
3M Co.	4,838	774,951
A10 Networks, Inc. (a)	570	3,631
Abbott Laboratories	18,456	2,008,566
AbbVie, Inc.	5,678	497,336
Accel Entertainment, Inc. (a)	8,062	86,344
Accelerate Diagnostics, Inc. (a)(b)	3,969	42,310
ACM Research, Inc. Class A (a)(b)	556	38,420
Activision Blizzard, Inc.	643	52,051
Adobe, Inc. (a)	7,441	3,649,290
Advanced Micro Devices, Inc. (a)	5,281	432,989
Adverum Biotechnologies, Inc. (a)	1,028	10,588
Aerie Pharmaceuticals, Inc. (a)(b)	380	4,473
Aflac, Inc.	19,118	694,940
Agenus, Inc. (a)	16,248	64,992
Agilent Technologies, Inc.	9,662	975,282
AGNC Investment Corp. REIT	4,438	61,733
Akebia Therapeutics, Inc. (a)	2,211	5,550
Alexion Pharmaceuticals, Inc. (a)	3,698	423,162
Allegion PLC	1,579	156,179
Allstate Corp.	9,662	909,581
Alphabet, Inc. Class A (a)	2,598	3,807,629
Alphabet, Inc. Class C (a)	2,598	3,818,021
Altria Group, Inc.	9,662	373,340
Amazon.com, Inc. (a)	3,078	9,691,791
American Electric Power Co., Inc.	9,662	789,675
See accompanying notes to financial statements.
57

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
American Express Co.	9,919	$ 994,380
American Tower Corp. REIT	4,838	1,169,490
Amgen, Inc.	6,852	1,741,504
Amyris, Inc. (a)(b)	3,140	9,169
Annaly Capital Management, Inc. REIT	9,011	64,158
Antares Pharma, Inc. (a)	8,160	22,032
Anthem, Inc.	3,176	853,042
Apache Corp.	2,123	20,105
Apple, Inc.	130,324	15,092,822
Applied Materials, Inc.	16,977	1,009,283
Arbor Realty Trust, Inc. REIT (b)	4,727	54,219
Archer-Daniels-Midland Co.	14,541	676,011
Arcturus Therapeutics Holdings, Inc. (a)(b)	556	23,852
Arcus Biosciences, Inc. (a)	2,759	47,289
Arena Pharmaceuticals, Inc. (a)	2	150
Ares Commercial Real Estate Corp. REIT	20,210	184,719
Armada Hoffler Properties, Inc. REIT	10,088	93,415
ARMOUR Residential REIT, Inc.	3,874	36,842
Arrowhead Pharmaceuticals, Inc. (a)	2,876	123,841
Arvinas Holding Co. LLC (a)(b)	838	19,785
Assembly Biosciences, Inc. (a)	638	10,489
AT&T, Inc.	55,805	1,591,001
Athenex, Inc. (a)	1,468	17,763
Automatic Data Processing, Inc.	4,838	674,853
Avanos Medical, Inc. (a)	633	21,028
Avrobio, Inc. (a)	391	5,091
AxoGen, Inc. (a)(b)	391	4,547
Axonics Modulation Technologies, Inc. (a)(b)	2,212	112,900
Baker Hughes Co.	3,896	51,778
Bancorp, Inc. (a)	3,320	28,685
Bank of America Corp.	83,738	2,017,248
Bank of New York Mellon Corp.	14,656	503,287
Baxter International, Inc.	9,361	752,812
Becton Dickinson and Co.	4,560	1,061,021
Berkshire Hathaway, Inc. Class B (a)	5,559	1,183,733
BioCryst Pharmaceuticals, Inc. (a)(b)	10,038	34,481
BioDelivery Sciences International, Inc. (a)	4,992	18,620
Biogen, Inc. (a)	2,710	768,773
BioSpecifics Technologies Corp. (a)	455	24,038
Bioxcel Therapeutics, Inc. (a)	278	12,054
Bizlink Holding, Inc.	1,000	7,786
BJ's Restaurants, Inc.	960	28,262
See accompanying notes to financial statements.
58

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Boeing Co.	4,440	$ 733,754
Booking Holdings, Inc. (a)	369	631,241
Brighthouse Financial, Inc. (a)	1,211	32,588
Bristol-Myers Squibb Co.	14,657	883,671
Broadcom, Inc.	3,602	1,312,281
C.H. Robinson Worldwide, Inc.	4,838	494,395
Caesars Entertainment, Inc. (a)	1,185	66,431
Capital One Financial Corp.	4,838	347,659
Capstead Mortgage Corp. REIT	2,072	11,645
Cara Therapeutics, Inc. (a)(b)	2,308	29,369
CareDx, Inc. (a)	193	7,322
Carnival Corp. (b)	4,838	73,441
Carrier Global Corp.	4,838	147,753
Carvana Co. (a)(b)	190	42,381
Catalyst Pharmaceuticals, Inc. (a)	2,673	7,939
CatchMark Timber Trust, Inc. Class A, REIT	3,700	33,041
Caterpillar, Inc.	4,838	721,588
Cato Corp. Class A	1,018	7,961
CDK Global, Inc.	1,382	60,241
CEL-SCI Corp. (a)(b)	960	12,240
Century Communities, Inc. (a)	620	26,245
CenturyLink, Inc.	3,260	32,893
Cerus Corp. (a)	3,320	20,783
ChampionX Corp. (a)	4,055	32,399
Change Healthcare, Inc. (a)	6,227	90,354
ChannelAdvisor Corp. (a)	1,871	27,073
Charles Schwab Corp.	18,181	658,698
Charter Communications, Inc. Class A (a)	2,052	1,281,146
ChemoCentryx, Inc. (a)	2,226	121,985
Chemours Co. (b)	1,205	25,197
Chevron Corp.	12,527	901,944
Chubb, Ltd.	7,317	849,650
Church & Dwight Co., Inc.	13,847	1,297,602
Cigna Corp.	1,406	238,190
Cisco Systems, Inc.	44,300	1,744,977
Citigroup, Inc.	24,691	1,064,429
Citrix Systems, Inc.	4,838	666,241
Clean Energy Fuels Corp. (a)	14,788	36,674
Clorox Co.	4,712	990,321
Clovis Oncology, Inc. (a)(b)	2,350	13,701
Coca-Cola Co.	19,183	947,065
Co-Diagnostics, Inc. (a)(b)	682	9,268
See accompanying notes to financial statements.
59

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Coeur Mining, Inc. (a)	4,650	$ 34,317
Cognizant Technology Solutions Corp. Class A	9,719	674,693
Coherus Biosciences, Inc. (a)(b)	832	15,259
Colgate-Palmolive Co.	9,662	745,423
Collegium Pharmaceutical, Inc. (a)	1,282	26,691
Colony Credit Real Estate, Inc. REIT	30,696	150,717
Comcast Corp. Class A	24,745	1,144,704
Community Health Systems, Inc. (a)	6,884	29,050
Community Healthcare Trust, Inc. REIT	6,228	291,221
Computer Programs & Systems, Inc.	190	5,246
Conagra Brands, Inc.	9,662	345,030
ConocoPhillips	9,662	317,300
Corning, Inc.	19,397	628,657
Corteva, Inc.	7,697	221,751
Costco Wholesale Corp.	4,838	1,717,490
Coty, Inc. Class A	755	2,039
CryoPort, Inc. (a)(b)	1,028	48,727
CSX Corp.	12,590	977,865
Cue Biopharma, Inc. (a)	1,794	27,000
Cummins, Inc.	4,838	1,021,592
CVS Health Corp.	14,745	861,108
Cytokinetics, Inc. (a)(b)	260	5,629
CytomX Therapeutics, Inc. (a)	4,993	33,203
Danaher Corp.	9,920	2,136,074
Dave & Buster's Entertainment, Inc. (b)	2,135	32,367
Deere & Co.	4,636	1,027,477
Dell Technologies, Inc. Class C (a)	1,009	68,299
Denny's Corp. (a)	960	9,600
Devon Energy Corp.	2,123	20,084
DexCom, Inc. (a)	196	80,797
Diamond Shipping, Inc. (a)	2,335	16,041
Dicerna Pharmaceuticals, Inc. (a)	1,287	23,153
Diebold Nixdorf, Inc. (a)(b)	2,780	21,239
Digital Turbine, Inc. (a)	4,827	158,036
Dine Brands Global, Inc.	570	31,116
Discover Financial Services	9,662	558,270
Dollar Tree, Inc. (a)	5,456	498,351
Domo, Inc. Class B (a)	620	23,765
Dow, Inc.	7,795	366,755
Duke Energy Corp.	5,280	467,597
DuPont de Nemours, Inc.	7,697	427,030
Durect Corp. (a)(b)	11,525	19,708
See accompanying notes to financial statements.
60

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
DXC Technology Co.	1,578	$ 28,167
Dynavax Technologies Corp. (a)(b)	5,832	25,194
Dynex Capital, Inc. REIT (b)	15,726	239,192
Easterly Government Properties, Inc. REIT	27,287	611,502
Eaton Corp. PLC	9,662	985,814
eBay, Inc.	14,541	757,586
Ecolab, Inc.	3,316	662,669
Edison International	8,346	424,311
Editas Medicine, Inc. (a)(b)	443	12,431
eHealth, Inc. (a)	190	15,010
Eidos Therapeutics, Inc. (a)(b)	1,114	56,290
El Pollo Loco Holdings, Inc. (a)	834	13,511
Elanco Animal Health, Inc. (a)	2,035	56,838
Eli Lilly & Co.	9,457	1,399,825
Ellington Financial, Inc. REIT	3,534	43,327
Emerson Electric Co.	9,662	633,537
Endo International PLC (a)	2,888	9,530
Enphase Energy, Inc. (a)	627	51,784
EOG Resources, Inc.	9,919	356,489
Equity Residential REIT	4,838	248,335
Essential Properties Realty Trust, Inc. REIT	2,424	44,408
Estee Lauder Cos., Inc. Class A	4,838	1,055,893
Etsy, Inc. (a)	190	23,110
Everi Holdings, Inc. (a)	1,946	16,055
EverQuote, Inc. Class A (a)	392	15,147
Evolent Health, Inc. Class A (a)	1,238	15,364
Exelon Corp.	9,662	345,513
Expedia Group, Inc.	354	32,458
Exxon Mobil Corp.	26,710	916,954
Facebook, Inc. Class A (a)	15,145	3,966,475
Fastenal Co.	9,733	438,861
Fate Therapeutics, Inc. (a)	638	25,501
FB Financial Corp.	808	20,297
FedEx Corp.	4,256	1,070,469
Ferguson PLC	3,892	393,067
FirstEnergy Corp.	9,662	277,396
Flexion Therapeutics, Inc. (a)(b)	4,828	50,259
Ford Motor Co.	38,755	258,108
Forterra, Inc. (a)	2,224	26,288
Fortive Corp.	4,731	360,550
Fox Corp. Class A	6,857	190,830
Franklin Resources, Inc.	14,541	295,909
See accompanying notes to financial statements.
61

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Freeport-McMoRan, Inc.	2,780	$ 43,479
Front Yard Residential Corp. REIT	570	4,982
GCI Liberty, Inc. Class A (a)	1,211	99,254
General Dynamics Corp.	4,838	669,724
General Electric Co.	38,164	237,762
General Mills, Inc.	4,838	298,408
General Motors Co.	9,662	285,899
Geron Corp. (a)(b)	6,873	11,959
Gilead Sciences, Inc.	12,428	785,325
Gladstone Commercial Corp. REIT	17,541	295,566
Global Medical REIT, Inc.	8,555	115,492
Globalstar, Inc. (a)	38,568	11,833
Goldman Sachs Group, Inc.	4,838	972,293
Granite Point Mortgage Trust, Inc. REIT	2,072	14,690
Green Brick Partners, Inc. (a)	1,176	18,934
Groupon, Inc. (a)(b)	397	8,099
Gulfport Energy Corp. (a)(b)	38,855	20,480
Halliburton Co.	9,662	116,427
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,415	59,812
Healthpeak Properties, Inc. REIT	13,158	357,240
Hecla Mining Co.	1,945	9,881
Heron Therapeutics, Inc. (a)	1,028	15,235
Hershey Co.	4,838	693,479
Hess Corp.	4,838	198,019
Hewlett Packard Enterprise Co.	19,397	181,750
Home Depot, Inc.	10,040	2,788,208
Honeywell International, Inc.	10,028	1,650,709
HP, Inc.	19,397	368,349
Illinois Tool Works, Inc.	6,853	1,324,068
ImmunoGen, Inc. (a)	7,787	28,033
Immunomedics, Inc. (a)	1,278	108,668
Ingersoll Rand, Inc. (a)	7,405	263,618
Inmode, Ltd. (a)	1,390	50,290
Innovative Industrial Properties, Inc. REIT (b)	826	102,515
Inovio Pharmaceuticals, Inc. (a)(b)	1,516	17,586
Inspire Medical Systems, Inc. (a)	446	57,556
Installed Building Products, Inc. (a)	126	12,821
Intel Corp.	36,072	1,867,808
Intellia Therapeutics, Inc. (a)(b)	837	16,640
International Business Machines Corp.	7,813	950,608
International Money Express, Inc. (a)	3,891	55,894
See accompanying notes to financial statements.
62

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
International Seaways, Inc.	404	$ 5,902
Intra-Cellular Therapies, Inc. (a)	1,840	47,214
Intuit, Inc.	4,838	1,578,204
Invitae Corp. (a)(b)	193	8,367
J.M. Smucker Co.	4,838	558,886
Johnson & Johnson	15,933	2,372,105
Johnson Controls International PLC	12,817	523,574
JPMorgan Chase & Co.	27,246	2,622,972
Juniper Networks, Inc.	9,662	207,733
Kadmon Holdings, Inc. (a)	4,852	19,020
Kala Pharmaceuticals, Inc. (a)(b)	1,794	13,455
Karyopharm Therapeutics, Inc. (a)(b)	4,901	71,555
Kellogg Co.	4,838	312,486
Keysight Technologies, Inc. (a)	4,836	477,700
Kimberly-Clark Corp.	4,838	714,379
Kinder Morgan, Inc.	7,143	88,073
KKR Real Estate Finance Trust, Inc. REIT (b)	2,335	38,598
Kohl's Corp.	4,838	89,648
Kosmos Energy, Ltd.	5,838	5,696
Kraft Heinz Co.	560	16,772
Krystal Biotech, Inc. (a)	2	86
L Brands, Inc.	1,397	44,439
Lamb Weston Holdings, Inc.	3,232	214,185
Lantheus Holdings, Inc. (a)	1,950	24,707
Las Vegas Sands Corp.	4,838	225,741
Leidos Holdings, Inc.	1,210	107,871
LGI Homes, Inc. (a)	126	14,637
Limelight Networks, Inc. (a)	3,890	22,406
Lindblad Expeditions Holdings, Inc. (a)	3,700	31,487
Lockheed Martin Corp.	2,769	1,061,302
Lowe's Cos., Inc.	9,931	1,647,156
LyondellBasell Industries NV Class A	4,747	334,616
M/I Homes, Inc. (a)	404	18,604
MacroGenics, Inc. (a)	2,958	74,512
Macy's, Inc. (b)	2,453	13,982
Magnite, Inc. (a)(b)	1,668	11,584
Marathon Oil Corp.	14,541	59,473
Marathon Petroleum Corp.	9,733	285,566
Marsh & McLennan Cos., Inc.	9,662	1,108,231
Mastercard, Inc. Class A	2,591	876,198
Matador Resources Co. (a)	1,516	12,522
Mattel, Inc. (a)	297	3,475
See accompanying notes to financial statements.
63

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Maxar Technologies, Inc.	2,435	$ 60,729
McCormick & Co., Inc.	5,008	972,053
McDonald's Corp.	4,838	1,061,893
McEwen Mining, Inc. (a)(b)	13,659	14,479
McKesson Corp.	3,146	468,534
Medifast, Inc.	368	60,518
Medtronic PLC	16,878	1,753,962
MeiraGTx Holdings PLC (a)(b)	910	12,048
Merchants Bancorp	837	16,497
Merck & Co., Inc.	19,304	1,601,267
Mersana Therapeutics, Inc. (a)	1,390	25,882
Meta Financial Group, Inc.	641	12,320
MetLife, Inc.	14,354	533,538
MGP Ingredients, Inc.	168	6,676
Micron Technology, Inc. (a)	1,096	51,468
Microsoft Corp.	61,005	12,831,182
Mitek Systems, Inc. (a)	3,345	42,615
Moderna, Inc. (a)(b)	960	67,920
Monarch Casino & Resort, Inc. (a)	682	30,417
Mondelez International, Inc. Class A	4,838	277,943
Morgan Stanley	14,541	703,057
Mosaic Co.	4,438	81,082
National Oilwell Varco, Inc.	2,123	19,234
Neoleukin Therapeutics, Inc. (a)(b)	1,390	16,680
NeoPhotonics Corp. (a)	1,794	10,925
NetApp, Inc.	4,838	212,098
Netflix, Inc. (a)	2,055	1,027,562
Newmont Corp. (e)	4,838	306,971
Newmont Corp. (e)	2,038	129,596
News Corp. Class A	2,511	35,204
NexPoint Residential Trust, Inc. REIT	17,979	797,369
NextEra Energy, Inc.	4,838	1,342,835
NIKE, Inc. Class B	15,093	1,894,775
NMI Holdings, Inc. Class A (a)	190	3,382
Noble Energy, Inc.	6,098	52,138
Norfolk Southern Corp.	4,838	1,035,284
Northern Oil and Gas, Inc. (a)(b)	1,927	11,061
Northrop Grumman Corp.	2,039	643,284
Novavax, Inc. (a)(b)	278	30,121
NOW, Inc. (a)	557	2,529
nVent Electric PLC	357	6,315
NVIDIA Corp.	3,140	1,699,431
See accompanying notes to financial statements.
64

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Occidental Petroleum Corp.	5,766	$ 57,718
Omeros Corp. (a)(b)	1,860	18,795
Oracle Corp.	28,213	1,684,316
O'Reilly Automotive, Inc. (a)	1,879	866,369
Otis Worldwide Corp.	2,419	150,994
Overstock.com, Inc. (a)	898	65,240
Owens & Minor, Inc.	2,692	67,596
Palomar Holdings, Inc. (a)	834	86,936
Parker-Hannifin Corp.	4,838	978,921
PayPal Holdings, Inc. (a)	12,984	2,558,238
Paysign, Inc. (a)(b)	2,494	14,166
Penn National Gaming, Inc. (a)	556	40,421
PennyMac Financial Services, Inc.	190	11,043
Pentair PLC	357	16,340
People's United Financial, Inc.	35,516	366,170
PepsiCo, Inc.	9,920	1,374,912
Perspecta, Inc.	911	17,719
PetMed Express, Inc. (b)	638	20,174
Pfizer, Inc.	49,218	1,806,301
Phathom Pharmaceuticals, Inc. (a)(b)	278	10,194
Philip Morris International, Inc.	9,662	724,553
Phillips 66	2,397	124,260
Pioneer Natural Resources Co.	3,266	280,843
PNC Financial Services Group, Inc.	4,838	531,745
PPL Corp.	14,541	395,661
Premier Financial Corp.	190	2,959
Procter & Gamble Co.	10,475	1,455,920
Prologis, Inc. REIT	14,654	1,474,485
Prudential Financial, Inc.	7,235	459,567
PTC Therapeutics, Inc. (a)	1,188	55,539
Public Service Enterprise Group, Inc.	9,662	530,540
Public Storage REIT	4,075	907,584
Puma Biotechnology, Inc. (a)	2,238	22,581
QUALCOMM, Inc.	11,684	1,374,973
QuinStreet, Inc. (a)	837	13,258
Quotient, Ltd. (a)(b)	1,516	7,792
Qurate Retail, Inc. Class A	8,811	63,263
Radius Health, Inc. (a)(b)	1,862	21,115
Raytheon Technologies Corp.	16,208	932,608
REGENXBIO, Inc. (a)	168	4,623
Relmada Therapeutics, Inc. (a)	682	25,657
Repro-Med Systems, Inc. (a)(b)	5,004	36,129
See accompanying notes to financial statements.
65

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	944	$ 10,384
Retail Opportunity Investments Corp. REIT	39,868	415,225
Revance Therapeutics, Inc. (a)	2,771	69,663
Rigel Pharmaceuticals, Inc. (a)	20,817	49,961
Roku, Inc. (a)	643	121,398
Rosetta Stone, Inc. (a)	460	13,791
Ross Stores, Inc.	8,734	815,057
Ruth's Hospitality Group, Inc.	4,979	55,068
Safehold, Inc. REIT (b)	1,016	63,094
salesforce.com, Inc. (a)	10,384	2,609,707
Sangamo Therapeutics, Inc. (a)(b)	634	5,991
Sarepta Therapeutics, Inc. (a)	368	51,678
Schlumberger, Ltd.	9,818	152,768
Scholar Rock Holding Corp. (a)(b)	260	4,599
Scientific Games Corp. Class A (a)	1,644	57,392
Seagate Technology PLC	4,838	238,368
Seritage Growth Properties Class A, REIT (a)(b)	1,390	18,696
ServiceNow, Inc. (a)	196	95,060
SI-BONE, Inc. (a)	556	13,188
SIGA Technologies, Inc. (a)	1,945	13,362
Simon Property Group, Inc. REIT	4,838	312,922
Simulations Plus, Inc.	392	29,541
Skyline Champion Corp. (a)	1,218	32,606
Snap, Inc. Class A (a)	4,197	109,584
SolarEdge Technologies, Inc. (a)	126	30,032
Southern Co.	4,838	262,316
Square, Inc. Class A (a)	380	61,769
Starbucks Corp.	18,377	1,578,952
State Street Corp. (f)	4,838	287,039
Sunnova Energy International, Inc. (a)	834	25,362
Synchrony Financial	5,394	141,161
Sysco Corp.	9,662	601,170
Tabula Rasa HealthCare, Inc. (a)(b)	734	29,925
Tandem Diabetes Care, Inc. (a)	446	50,621
Tapestry, Inc.	4,638	72,492
Target Corp.	4,838	761,598
TE Connectivity, Ltd.	9,662	944,364
TechTarget, Inc. (a)	6,487	285,169
Teladoc Health, Inc. (a)(b)	278	60,949
Tellurian, Inc. (a)(b)	20,873	16,632
Tesla, Inc. (a)	4,650	1,994,896
Texas Instruments, Inc.	12,962	1,850,844
See accompanying notes to financial statements.
66

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
TherapeuticsMD, Inc. (a)(b)	23,106	$ 36,507
Thermo Fisher Scientific, Inc.	6,196	2,735,658
Tivity Health, Inc. (a)(b)	960	13,459
TJX Cos., Inc.	19,118	1,063,917
Trane Technologies PLC	8,361	1,013,771
Travelers Cos., Inc.	4,838	523,423
Triumph Group, Inc.	1,516	9,869
Twist Bioscience Corp. (a)	1,287	97,773
Twitter, Inc. (a)	2,866	127,537
Tyson Foods, Inc. Class A	7,699	457,937
Uber Technologies, Inc. (a)(b)	380	13,862
UMH Properties, Inc. REIT	27,709	375,180
Union Pacific Corp.	7,319	1,440,892
Unisys Corp. (a)	1,859	19,836
United Parcel Service, Inc. Class B	4,838	806,156
UnitedHealth Group, Inc.	8,333	2,597,979
Universal Corp.	168	7,036
Urstadt Biddle Properties, Inc. Class A, REIT	1,185	10,902
US Bancorp	14,657	525,453
Valero Energy Corp.	8,203	355,354
Vanda Pharmaceuticals, Inc. (a)	1,121	10,829
Vapotherm, Inc. (a)(b)	404	11,716
Vector Group, Ltd.	28,558	276,727
Verastem, Inc. (a)(b)	14,027	16,973
Verizon Communications, Inc.	16,533	983,548
ViacomCBS, Inc. Class B (b)	10,470	293,265
Viking Therapeutics, Inc. (a)(b)	832	4,842
Visa, Inc. Class A	19,471	3,893,616
Vista Outdoor, Inc. (a)	1,225	24,721
Voyager Therapeutics, Inc. (a)	2,692	28,724
W&T Offshore, Inc. (a)(b)	4,018	7,232
Walmart, Inc.	9,920	1,387,907
Walgreens Boots Alliance, Inc.	9,662	347,059
Walt Disney Co.	16,996	2,108,864
Waste Management, Inc.	9,571	1,083,150
WaVe Life Sciences, Ltd. (a)(b)	3,131	26,582
Wayfair, Inc. Class A (a)(b)	278	80,901
Wells Fargo & Co.	38,392	902,596
Western Digital Corp.	6,022	220,104
Whitestone REIT	2,226	13,356
Williams Cos., Inc.	8,788	172,684
Yum! Brands, Inc.	4,838	441,709
See accompanying notes to financial statements.
67

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
ZIOPHARM Oncology, Inc. (a)(b)	13,287	$ 33,483
Zoetis, Inc.	557	92,111
Zoom Video Communications, Inc. Class A (a)	708	332,838
Zynex, Inc. (a)(b)	1,794	31,305
		229,303,024
ZAMBIA — 0.0% (d)
First Quantum Minerals, Ltd.	4,353	38,682
TOTAL COMMON STOCKS (Cost $359,281,729)		398,976,938

RIGHTS — 0.0% (d)
UNITED STATES — 0.0% (d)
Progenic Pharmaceuticals, Inc. (CVR) (a) (Cost: $0)	5,004	214
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	747,570	747,720
State Street Navigator Securities Lending Portfolio II (i) (j)	7,293,158	7,293,158
TOTAL SHORT-TERM INVESTMENTS (Cost $8,040,939)		8,040,878
TOTAL INVESTMENTS — 101.5% (Cost $367,322,668)		407,018,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(5,948,422)
NET ASSETS — 100.0%		$ 401,069,608
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
See accompanying notes to financial statements.
68

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$398,790,891	$186,047	$—	$398,976,938
Rights	—	214	—	214
Short-Term Investments	8,040,878	—	—	8,040,878
TOTAL INVESTMENTS	$406,831,769	$186,261	$—	$407,018,030
Sector Breakdown as of September 30, 2020

% of Net Assets
Information Technology	21.5%
Consumer Discretionary	13.2
Health Care	13.0
Financials	11.9
Industrials	11.3
Communication Services	8.7
Consumer Staples	7.2
Materials	4.4
Real Estate	3.2
Energy	2.8
Utilities	2.3
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
69

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	2,186	$ 129,389	$ 198,448	$ 24,161	$1,178	$(17,815)	4,838	$ 287,039	$ 6,007
State Street Institutional Liquid Reserves Fund, Premier Class	480,359	480,407	16,283,587	16,015,997	(215)	(62)	747,570	747,720	3,373
State Street Navigator Securities Lending Portfolio II	—	—	28,512,696	21,219,538	—	—	7,293,158	7,293,158	66,493
State Street Navigator Securities Lending Portfolio III	4,245,094	4,245,094	1,472,145	5,717,239	—	—	—	—	5,344
Total		$4,854,890	$46,466,876	$42,976,935	$ 963	$(17,877)		$8,327,917	$81,217
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 0.4%
BHP Group PLC	26,360	$ 563,585
AUSTRIA — 0.5%
Agrana Beteiligungs AG	154	2,958
ams AG (a)	3,445	78,480
ANDRITZ AG	939	29,026
AT&S Austria Technologie & Systemtechnik AG	335	6,340
BAWAG Group AG (a)(b)	932	33,662
CA Immobilien Anlagen AG	756	22,429
DO & Co. AG (a)(c)	89	3,642
Erste Group Bank AG	3,950	82,796
EVN AG	445	7,452
FACC AG (a)(c)	269	1,606
Flughafen Wien AG (a)	115	2,994
IMMOFINANZ AG (a)	1,230	19,486
Lenzing AG (a)(c)	175	9,645
Mayr Melnhof Karton AG (c)	116	20,159
Oberbank AG (a)	196	19,261
Oesterreichische Post AG (c)	420	14,135
OMV AG (a)	1,882	51,642
Palfinger AG	175	4,843
Porr AG (a)(c)	153	2,092
Raiffeisen Bank International AG (a)	1,791	27,450
S IMMO AG (a)	547	9,314
S&T AG (a)	638	13,399
Schoeller-Bleckmann Oilfield Equipment AG	143	3,815
Strabag SE (a)	198	6,095
Telekom Austria AG	1,805	12,763
UBM Development AG	49	1,781
UNIQA Insurance Group AG	1,536	9,276
Verbund AG	875	47,897
Vienna Insurance Group AG Wiener Versicherung Gruppe	505	11,240
Voestalpine AG	1,494	39,419
Wienerberger AG (a)	1,535	40,572
Zumtobel Group AG	366	2,361
		638,030
BELGIUM — 1.7%
Ackermans & van Haaren NV (a)	296	38,424
Aedifica SA REIT	325	39,712
Ageas SA/NV	2,303	94,143
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
AGFA-Gevaert NV (a)	1,962	$ 8,191
Anheuser-Busch InBev SA	11,088	601,034
Ascencio REIT	68	3,333
Banque Nationale de Belgique	4	8,443
Barco NV (a)	997	20,927
Befimmo SA REIT	265	11,855
Bekaert SA	473	9,851
bpost SA (a)	1,292	11,386
Brederode SA	162	14,913
Care Property Invest NV REIT	269	8,722
Cie d'Entreprises CFE (a)	94	6,217
Cie du Bois Sauvage SA	13	5,031
Cofinimmo SA REIT	322	48,407
Colruyt SA	683	44,339
D'ieteren SA	312	19,428
Econocom Group SA (a)	1,840	5,556
Elia Group SA	445	44,460
Euronav NV	2,703	23,947
Fagron	608	15,343
Financiere de Tubize SA	284	26,643
Galapagos NV (a)	571	81,154
Gimv NV	247	13,859
Groupe Bruxelles Lambert SA	1,398	126,182
Immobel SA	54	4,141
Intervest Offices & Warehouses NV REIT	304	8,057
KBC Ancora (a)	495	15,591
KBC Group NV	3,435	172,360
Kinepolis Group NV (a)(c)	195	6,929
Lotus Bakeries NV (c)	6	23,570
Melexis NV	249	19,403
Mithra Pharmaceuticals SA (a)(c)	202	4,112
Montea CVA REIT	170	20,134
Ontex Group NV (a)	872	11,401
Orange Belgium SA	371	5,995
Proximus SADP	2,074	37,880
Recticel SA	528	5,399
Retail Estates NV REIT	140	9,128
Shurgard Self Storage SA	335	14,614
Sipef NV (a)	79	3,951
Sofina SA	202	55,192
Solvay SA	968	83,386
Telenet Group Holding NV	579	22,501
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Tessenderlo Group SA (a)	311	$ 11,688
TINC Comm	299	4,716
UCB SA	1,668	189,730
Umicore SA	2,683	111,848
VGP NV	98	13,561
Warehouses De Pauw CVA REIT	1,676	61,044
Xior Student Housing NV REIT	202	13,170
		2,261,001
CHILE — 0.0% (d)
Antofagasta PLC	5,114	67,667
CHINA — 0.4%
Prosus NV (a)	5,842	539,144
DENMARK — 3.8%
ALK-Abello A/S (a)	90	29,746
Alm Brand A/S (a)	894	10,239
Ambu A/S Class B (c)	2,215	62,810
AP Moller - Maersk A/S Class A	41	60,295
AP Moller - Maersk A/S Class B	82	130,213
Bavarian Nordic A/S (a)(c)	744	23,254
Better Collective A/S (a)	217	2,970
Carlsberg AS Class B	1,357	182,993
Chr. Hansen Holding A/S	1,361	151,328
Coloplast A/S Class B	1,575	248,988
D/S Norden A/S	355	5,771
Danske Bank A/S (a)	9,046	122,699
Demant A/S (a)(c)	1,239	38,940
Dfds A/S (a)	450	15,100
Drilling Co. of 1972 A/S (a)(c)	272	5,913
DSV Panalpina A/S	2,708	442,606
FLSmidth & Co. A/S (a)	542	15,480
Genmab A/S (a)	863	312,693
GN Store Nord A/S	1,718	130,127
H Lundbeck A/S	818	26,997
ISS A/S (a)	2,083	27,532
Jyske Bank A/S (a)	784	22,108
Netcompany Group A/S (a)(b)	592	49,102
NKT A/S (a)	338	10,096
Novo Nordisk A/S Class B	22,257	1,540,485
Novozymes A/S Class B	2,846	179,294
Orsted A/S (b)	2,391	329,736
Pandora A/S	1,320	95,178
See accompanying notes to financial statements.
73

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Per Aarsleff Holding A/S	253	$ 10,662
Ringkjoebing Landbobank A/S	393	29,841
Rockwool International A/S Class A	94	32,356
Rockwool International A/S Class B	122	46,895
Royal Unibrew A/S	560	57,837
Scandinavian Tobacco Group A/S Class A (b)	836	12,413
Schouw & Co. A/S	171	16,594
SimCorp A/S	533	70,154
Spar Nord Bank A/S (a)	1,131	8,454
Sydbank A/S (a)	817	12,819
Topdanmark A/S	635	30,711
Tryg A/S	1,597	50,418
Vestas Wind Systems A/S	2,603	422,369
Zealand Pharma A/S (a)	393	14,958
		5,089,174
EGYPT — 0.0% (d)
Centamin PLC	15,250	39,923
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F (a)	715	45,965
FINLAND — 2.4%
Aktia Bank Oyj (a)	836	9,058
Alma Media Oyj	446	3,891
Altia Oyj	307	3,496
Asiakastieto Group Oyj (b)	281	11,204
Aspo Oyj	340	2,440
BasWare Oyj (a)	175	7,778
Bittium Oyj (a)	473	3,894
CapMan Oyj Class B	2,024	4,782
Cargotec Oyj Class B	527	18,181
Caverion Oyj (a)	1,183	8,434
Citycon Oyj (c)	1,206	9,504
Elisa Oyj	1,986	117,096
eQ Oyj	100	1,513
Finnair Oyj (a)(c)	8,205	3,700
Fiskars Oyj Abp	661	8,991
Fortum Oyj	5,772	116,927
F-Secure Oyj (a)	1,308	5,169
Harvia Oyj	143	2,985
Huhtamaki Oyj	1,263	62,471
Kemira Oyj	1,390	17,718
Kesko Oyj Class A	1,170	29,086
See accompanying notes to financial statements.
74

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Kesko Oyj Class B	3,608	$ 93,080
Kojamo Oyj	2,683	57,702
Kone Oyj Class B	5,360	471,783
Konecranes Oyj	860	26,987
Lassila & Tikanoja Oyj	478	7,264
Marimekko Oyj (a)	46	2,004
Metsa Board Oyj (c)	2,649	21,884
Musti Group Oyj (a)	301	7,342
Neles Oyj	1,690	22,899
Neste Oyj	5,619	296,313
Nokia Oyj (a)	75,706	297,402
Nokian Renkaat Oyj (c)	1,741	49,304
Nordea Bank Abp (a)	42,897	327,407
Olvi Oyj Class A	211	10,714
Oriola Oyj Class B	1,478	3,276
Orion Oyj Class A	423	19,221
Orion Oyj Class B	1,380	62,578
Outokumpu Oyj (a)(c)	4,302	11,527
Outotec Oyj	9,118	64,100
Ponsse Oyj	143	3,974
QT Group Oyj (a)	247	10,253
Raisio Oyj Class V	1,658	5,979
Revenio Group Oyj	348	15,834
Rovio Entertainment Oyj (b)	636	4,561
Sampo Oyj Class A	6,724	266,431
Sanoma Oyj	1,078	13,804
Stora Enso Oyj Class A	352	5,717
Stora Enso Oyj Class R	8,077	126,681
Terveystalo Oyj (b)	1,041	12,476
TietoEVRY Oyj	1,110	30,719
Tikkurila Oyj	474	8,304
Tokmanni Group Corp.	636	11,232
UPM-Kymmene Oyj	7,054	214,986
Uponor Oyj	728	12,754
Vaisala Oyj Class A	357	15,469
Valmet Oyj	1,760	43,609
Wartsila OYJ Abp (c)	6,427	50,631
YIT Oyj (c)	2,265	13,692
		3,168,211
FRANCE — 14.8%
Accor SA (a)	2,512	70,697
Adevinta ASA (a)	2,954	50,609
See accompanying notes to financial statements.
75

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Aeroports de Paris	366	$ 36,631
Air France-KLM (a)(c)	3,060	10,629
Air Liquide SA	6,228	989,593
Airbus SE (a)	7,667	558,053
ALD SA (b)	1,076	9,993
Alstom SA (a)	2,467	123,007
Altarea SCA REIT	45	6,121
Alten SA (a)	383	36,379
Amundi SA (a)(b)	797	56,263
ARGAN SA	176	17,295
Arkema SA	950	100,952
Atos SE (a)	1,280	103,268
AXA SA	27,342	505,820
BioMerieux	662	103,868
BNP Paribas SA (a)	15,242	553,633
Bollore SA	12,076	45,145
Bouygues SA	4,041	140,360
Bureau Veritas SA (a)	3,841	86,750
Capgemini SE	2,253	289,957
Carmila SA REIT	829	7,524
Carrefour SA	7,617	122,057
Casino Guichard Perrachon SA (a)(c)	552	13,432
CGG SA (a)	9,370	6,305
Christian Dior SE	64	26,237
Cie de Saint-Gobain (a)	7,200	304,035
Cie Generale des Etablissements Michelin SCA	2,399	258,026
Cie Plastic Omnium SA	815	21,561
CNP Assurances	3,328	41,680
Coface SA (a)	1,149	8,044
Covivio REIT	716	50,461
Covivio Hotels SACA REIT	928	12,895
Credit Agricole SA (a)	17,070	149,568
Danone SA	8,602	557,012
Dassault Aviation SA (a)	32	27,205
Dassault Systemes SE	1,874	351,058
Edenred	3,212	144,636
Eiffage SA (a)	1,293	105,864
Electricite de France SA	6,561	69,444
Elior Group SA (b)	1,333	6,190
Elis SA (a)	2,563	32,489
Engie SA (a)	24,579	329,154
EssilorLuxottica SA (a)	3,921	534,053
See accompanying notes to financial statements.
76

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Eurazeo SE (a)	606	$ 32,831
Eutelsat Communications SA	2,030	19,806
Faurecia SE (a)	980	42,428
Financiere de L'Odet SA	11	8,668
Fnac Darty SA (a)	230	10,357
Gaztransport Et Technigaz SA	290	27,733
Gecina SA REIT	632	83,524
Getlink SE (a)	5,767	78,447
Hermes International	465	401,437
ICADE REIT	446	25,062
Iliad SA	202	37,201
Imerys SA	430	16,015
Ingenico Group SA (a)(c)	799	123,958
Interparfums SA (a)	176	9,019
Ipsen SA	481	50,510
IPSOS	527	13,194
JCDecaux SA (a)	991	17,164
Kaufman & Broad SA	229	9,103
Kering SA	980	652,285
Klepierre SA REIT (c)	2,773	38,972
Korian SA (a)	628	22,049
La Francaise des Jeux SAEM (b)	1,603	59,062
Lagardere SCA (a)	881	21,819
Legrand SA	3,510	280,629
L'Oreal SA	3,205	1,043,317
LVMH Moet Hennessy Louis Vuitton SE	3,492	1,635,501
Maisons du Monde SA (a)(b)	599	9,019
Mercialys SA REIT	883	4,873
Metropole Television SA (a)	742	8,875
Natixis SA (a)	12,214	27,536
Neoen SA (a)(b)	413	22,254
Nexans SA (a)	366	21,253
Nexity SA	546	16,634
Orange SA	26,060	271,489
Orpea (a)	712	81,038
Pernod Ricard SA	2,628	419,577
Peugeot SA (a)(c)	7,333	133,285
Publicis Groupe SA	2,953	95,505
Quadient SA	455	6,168
Remy Cointreau SA	284	51,887
Renault SA (a)	2,730	71,054
Rexel SA (a)	3,184	40,100
See accompanying notes to financial statements.
77

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Robertet SA	8	$ 9,119
Rothschild & Co. (a)	520	14,665
Rubis SCA	1,254	50,350
Safran SA (a)	4,631	458,555
Sanofi	15,041	1,505,037
Sartorius Stedim Biotech	311	107,439
Schneider Electric SE	7,283	905,711
SCOR SE (a)	2,251	62,454
SEB SA	319	51,959
Societe BIC SA	339	17,793
Societe Generale SA (a)	11,471	152,244
Sodexo SA	1,122	80,285
SOITEC (a)	272	39,264
Somfy SA	122	17,196
Sopra Steria Group (a)	219	34,824
SPIE SA (a)	1,691	30,438
Suez SA	5,080	94,151
Teleperformance	770	238,015
Television Francaise 1 (a)(c)	1,567	9,620
Thales SA	1,398	105,182
Tikehau Capital SCA	582	14,742
TOTAL SE	34,906	1,195,230
Trigano SA	107	16,537
Ubisoft Entertainment SA (a)	1,392	125,787
Unibail-Rodamco-Westfield REIT (c)	1,867	68,964
Valeo SA	2,950	90,807
Veolia Environnement SA	6,979	150,748
Verallia SASU (b)	408	10,861
Vicat SA	230	7,700
Vinci SA	7,386	619,449
Vivendi SA	11,383	317,689
Wendel SE	365	33,150
Worldline SA (a)(b)	2,021	166,179
		19,916,735
GERMANY — 14.0%
1&1 Drillisch AG	581	12,887
Aareal Bank AG (a)	793	15,948
Adidas AG (a)	2,449	792,910
ADO Properties SA (a)(b)	797	22,094
AIXTRON SE (a)	1,493	18,033
Allianz SE	5,514	1,057,966
alstria office REIT-AG	2,498	34,741
See accompanying notes to financial statements.
78

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Amadeus Fire AG (a)	68	$ 8,468
Aroundtown SA (a)	16,004	80,511
Aurubis AG	447	30,476
BASF SE	12,118	738,645
Bayer AG	12,918	807,556
Bayerische Motoren Werke AG	4,235	307,853
Bayerische Motoren Werke AG Preference Shares	742	40,634
Bechtle AG	366	74,207
Beiersdorf AG	1,298	147,644
Bilfinger SE	346	6,325
Borussia Dortmund GmbH & Co. KGaA	742	4,464
Brenntag AG	2,036	129,642
CANCOM SE	555	28,701
Carl Zeiss Meditec AG	482	61,043
CECONOMY AG (a)	2,221	10,965
Commerzbank AG (a)	13,117	64,495
CompuGroup Medical SE & Co. KgaA	288	26,663
Continental AG	1,410	152,910
Covestro AG (b)	2,306	114,520
CTS Eventim AG & Co. KGaA (a)	717	34,708
Daimler AG	11,097	599,049
Delivery Hero SE (a)(b)	1,739	200,090
Deutsche Bank AG (a)	27,318	230,328
Deutsche Boerse AG	2,530	444,428
Deutsche EuroShop AG (a)	661	8,216
Deutsche Lufthansa AG (a)	3,135	27,057
Deutsche Pfandbriefbank AG (a)(b)	1,773	11,757
Deutsche Post AG	12,989	592,508
Deutsche Telekom AG	42,858	718,179
Deutsche Wohnen SE	4,422	221,367
Deutz AG (a)	1,597	9,300
DMG Mori AG	252	11,924
Duerr AG	649	19,985
DWS Group GmbH & Co. KGaA (a)(b)	411	14,167
E.ON SE	29,618	327,449
EnBW Energie Baden-Wuerttemberg AG	238	14,513
Encavis AG	1,275	25,028
Evonik Industries AG	2,629	68,132
Evotec SE (a)	1,609	42,585
Fielmann AG (a)	311	24,982
Fraport AG Frankfurt Airport Services Worldwide (a)	491	19,450
Freenet AG	1,689	34,205
See accompanying notes to financial statements.
79

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	2,762	$ 233,263
Fresenius SE & Co. KGaA	5,434	247,432
Fuchs Petrolub SE Preference Shares	918	46,698
Fuchs Petrolub SE	419	15,723
GEA Group AG	1,953	68,729
Gerresheimer AG	371	41,526
Grand City Properties SA	1,365	33,006
GRENKE AG	365	13,500
Hamborner REIT AG (a)	923	9,437
Hannover Rueck SE	796	123,399
Hapag-Lloyd AG (b)	95	5,141
HeidelbergCement AG	1,953	119,823
Hella GmbH & Co. KGaA (a)	584	29,461
HelloFresh SE (a)	1,846	102,997
Henkel AG & Co. KGaA Preference Shares	2,355	246,665
Henkel AG & Co. KGaA	1,334	124,989
HOCHTIEF AG	294	22,909
HUGO BOSS AG	835	20,935
Hypoport AG (a)	57	35,693
Indus Holding AG	241	7,927
Infineon Technologies AG	17,151	485,004
Instone Real Estate Group AG (a)(b)	489	11,354
Jenoptik AG	672	18,046
Jungheinrich AG Preference Shares	635	21,922
K+S AG	2,521	17,377
KION Group AG	855	73,371
Kloeckner & Co. SE (a)	986	6,307
Knorr-Bremse AG	728	85,915
Krones AG	202	12,543
KWS SAA t SE & Co. KGaA	130	10,976
LANXESS AG	1,036	59,468
LEG Immobilien AG	912	130,260
MAN SE (a)	96	4,548
Merck KGaA	1,691	246,977
METRO AG	2,219	22,170
MorphoSys AG (a)	420	53,364
MTU Aero Engines AG	710	118,227
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,853	470,655
Nemetschek SE	716	52,476
New Work SE (a)	41	12,524
Nordex SE (a)	824	10,687
Norma Group SE	419	13,021
See accompanying notes to financial statements.
80

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
OSRAM Licht AG (a)	382	$ 22,774
PATRIZIA AG	585	15,950
Pfeiffer Vacuum Technology AG	67	13,906
Porsche Automobil Holding SE Preference Shares (a)	2,021	120,629
ProSiebenSat.1 Media SE (a)	2,844	37,369
Puma SE (a)	1,112	100,224
Rational AG	71	55,700
Rheinmetall AG	578	52,027
Rocket Internet SE (a)(b)	1,024	22,407
RWE AG	8,870	332,637
Salzgitter AG (a)	501	8,295
SAP SE	14,402	2,242,119
Sartorius AG Preference Shares	448	184,082
Schaeffler AG Preference Shares	2,193	13,552
Scout24 AG (b)	1,320	115,318
Siemens AG	9,891	1,251,266
Siemens Energy AG (a)	6,195	167,085
Siemens Healthineers AG (b)	1,979	88,882
Siltronic AG	276	24,798
Sixt SE (a)	169	15,309
Sixt SE Preference Shares	220	11,854
Software AG	647	31,926
Softwareone Holding AG	1,213	33,997
Stabilus SA	327	19,230
Stroeer SE & Co. KGaA (a)	339	26,396
Suedzucker AG	884	17,104
Symrise AG	1,684	233,020
TAG Immobilien AG	1,933	58,346
Talanx AG	699	22,558
TeamViewer AG (a)(b)	1,612	79,620
Telefonica Deutschland Holding AG	12,080	31,009
Thyssenkrupp AG (a)	5,168	26,132
TRATON SE	760	15,133
TUI AG (c)	5,816	22,023
Uniper SE	1,161	37,521
United Internet AG	1,535	58,807
Varta AG (a)	211	29,642
Volkswagen AG (a)	378	66,135
Volkswagen AG Preference Shares (a)	2,421	390,077
Vonovia SE	6,781	465,813
Wacker Chemie AG	230	22,359
Wacker Neuson SE (a)	393	8,037
See accompanying notes to financial statements.
81

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Washtec AG (a)	176	$ 7,657
Zalando SE (a)(b)	2,283	213,905
zooplus AG (a)	86	15,994
		18,804,777
GHANA — 0.0% (d)
Tullow Oil PLC (c)	18,518	3,658
GREECE — 0.0% (d)
Energean Oil & Gas PLC (a)	2,098	15,894
INDIA — 0.0% (d)
Rhi Magnesita NV	358	11,765
IRELAND — 1.1%
AIB Group PLC (a)	10,344	10,626
Bank of Ireland Group PLC (a)	12,326	22,895
C&C Group PLC	4,233	10,726
Cairn Homes PLC (a)	9,885	9,018
COSMO Pharmaceuticals NV (a)(c)	84	8,018
CRH PLC	10,659	385,853
Flutter Entertainment PLC (a)	2,055	327,010
Glanbia PLC	2,676	27,646
Greencore Group PLC	5,885	7,456
Hibernia REIT PLC	9,123	10,666
Kerry Group PLC Class A	2,022	259,635
Kingspan Group PLC (a)	2,055	187,241
Ryanair Holdings PLC ADR (a)	1,283	104,898
Smurfit Kappa Group PLC	2,918	114,699
UDG Healthcare PLC	3,384	33,796
		1,520,183
ITALY — 3.4%
A2A SpA	20,667	30,052
ACEA SpA	581	12,250
Amplifon SpA (a)	1,646	58,967
Anima Holding SpA (b)	3,681	14,460
Arnoldo Mondadori Editore SpA (a)	1,609	2,136
Ascopiave SpA	870	3,249
Assicurazioni Generali SpA	17,191	242,412
ASTM SpA (a)	930	19,488
Atlantia SpA (a)(c)	6,878	108,320
Autogrill SpA (a)	1,677	7,591
Avio SpA (a)	224	3,525
Azimut Holding SpA	1,431	25,876
See accompanying notes to financial statements.
82

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Banca Farmafactoring SpA (a)(b)	1,512	$ 8,520
Banca Generali SpA (a)	771	23,453
Banca IFIS SpA (a)	355	3,424
Banca Mediolanum SpA	2,886	20,813
Banca Monte dei Paschi di Siena SpA (a)(c)	4,776	7,774
Banca Popolare di Sondrio SCPA (a)	5,980	12,545
Banco BPM SpA (a)	19,991	33,874
BF SpA	747	3,215
BPER Banca (a)(c)	4,813	11,220
Brembo SpA (a)	2,049	20,496
Brunello Cucinelli SpA (a)(c)	443	13,527
Buzzi Unicem SpA (e)	537	7,065
Buzzi Unicem SpA (e)	899	20,963
Carel Industries SpA (b)	528	11,170
Cementir Holding NV	608	4,214
Cerved Group SpA (a)	2,575	18,435
CIR SpA-Compagnie Industriali (a)	11,817	5,418
Credito Emiliano SpA (a)	986	4,613
Credito Valtellinese SpA (a)	876	8,344
Danieli & C Officine Meccaniche SpA	480	5,353
Datalogic SpA	166	2,324
Davide Campari-Milano NV	5,900	64,475
De' Longhi SpA (a)	850	29,105
DiaSorin SpA	341	68,738
doValue SpA (a)(b)	527	5,234
Enav SpA (b)	3,340	12,682
Enel SpA	102,681	893,193
Eni SpA	33,444	262,291
ERG SpA	743	18,698
Falck Renewables SpA	1,539	9,718
Ferrari NV	1,592	292,444
Fila SpA (a)(c)	338	2,981
Fincantieri SpA (a)(c)	6,432	4,145
FinecoBank Banca Fineco SpA (a)	8,032	110,717
Gruppo MutuiOnline SpA	328	9,116
Guala Closures SpA (a)	748	5,508
GVS SpA (a)(b)	815	10,991
Hera SpA	10,286	38,019
Illimity Bank SpA (a)	786	8,341
IMA Industria Macchine Automatiche SpA (a)	279	22,019
Immobiliare Grande Distribuzione SIIQ SpA REIT	715	2,486
Infrastrutture Wireless Italiane SpA (b)	4,271	47,279
See accompanying notes to financial statements.
83

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Interpump Group SpA	1,127	$ 41,920
Intesa Sanpaolo SpA (a)	236,652	444,849
Iren SpA	8,624	22,188
Italgas SpA	6,454	40,755
Italmobiliare SpA	284	9,824
Juventus Football Club SpA (a)(c)	3,487	3,478
Leonardo SpA	5,324	31,216
Maire Tecnimont SpA (a)(c)	2,123	3,697
MARR SpA (a)	437	7,041
Mediaset SpA (a)	4,211	8,089
Mediobanca Banca di Credito Finanziario SpA	8,337	65,482
Moncler SpA (a)	2,712	111,244
Nexi SpA (a)(b)	4,612	92,589
OVS SpA (a)(b)(c)	2,313	2,680
Piaggio & C SpA	2,360	6,382
Pirelli & C SpA (a)(b)	5,030	21,600
Poste Italiane SpA (b)	6,159	54,659
Prysmian SpA	3,537	103,028
RAI Way SpA (b)	1,256	7,983
Recordati Industria Chimica e Farmaceutica SpA	1,333	68,372
Reply SpA	174	20,088
Saipem SpA (c)	7,592	13,065
Salvatore Ferragamo SpA (a)(c)	647	9,537
Saras SpA (a)	7,526	3,934
Sesa SpA (a)	68	6,834
Snam SpA	27,574	141,917
Societa Cattolica di Assicurazioni SC (a)(c)	2,301	12,277
SOL SpA	477	6,628
Tamburi Investment Partners SpA	1,630	10,819
Technogym SpA (a)(b)	1,468	12,584
Telecom Italia SpA (e)	132,721	53,227
Telecom Italia SpA (e)	79,528	32,156
Terna Rete Elettrica Nazionale SpA	18,604	130,329
Tod's SpA (a)	166	4,835
UniCredit SpA (a)	29,980	247,674
Unipol Gruppo SpA (a)	5,710	24,975
UnipolSai Assicurazioni SpA	5,208	13,595
Webuild SpA (c)	5,875	6,882
Zignago Vetro SpA	311	4,880
		4,596,578
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	2,205	73,945
See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	3,412	$ 23,114
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	148	8,393
LUXEMBOURG — 0.3%
APERAM SA	673	18,972
ArcelorMittal SA (a)	9,629	128,542
Eurofins Scientific SE (a)	169	133,849
Kernel Holding SA	651	6,735
RTL Group SA (a)	506	19,949
SES SA	5,057	35,913
Solutions 30 SE (a)	998	20,984
Tenaris SA	6,161	30,784
		395,728
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,073	4,657
Kindred Group PLC SDR	3,035	22,089
		26,746
MEXICO — 0.0% (d)
Fresnillo PLC	2,434	37,666
NETHERLANDS — 6.3%
Aalberts NV	1,265	45,718
ABN AMRO Bank NV (b)	6,214	52,116
Adyen NV (a)(b)	366	674,901
Aegon NV	23,966	62,390
Akzo Nobel NV	2,551	258,519
Altice Europe NV (a)	7,566	36,305
Arcadis NV (a)(c)	983	21,394
Argenx SE (a)	613	161,738
ASM International NV	639	91,680
ASML Holding NV	5,602	2,067,323
ASR Nederland NV	1,861	62,632
BE Semiconductor Industries NV	1,005	43,122
Boskalis Westminster (a)	1,066	21,226
Corbion NV	782	35,993
Euronext NV (b)	704	88,251
EXOR NV	1,497	81,594
Flow Traders (b)(c)	474	18,932
GrandVision NV (a)(b)	782	21,871
Heineken Holding NV	1,234	96,157
See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Heineken NV	3,135	$ 278,955
IMCD NV	692	82,446
ING Groep NV (a)	51,209	363,724
Intertrust NV (b)	1,194	20,358
JDE Peet's B.V. (a)	827	33,681
Just Eat Takeaway (a)(b)(c)	456	51,241
Just Eat Takeaway.com NV (a)(b)(c)	1,092	122,624
Koninklijke Ahold Delhaize NV	14,549	430,788
Koninklijke DSM NV	2,250	370,968
Koninklijke KPN NV	46,533	109,516
Koninklijke Philips NV (a)	11,970	564,272
Koninklijke Vopak NV	876	49,369
NN Group NV	4,232	159,053
OCI NV (a)	1,103	14,189
Randstad NV (a)	1,722	89,920
Royal Dutch Shell PLC Class B	48,988	595,444
Royal Dutch Shell PLC Class A (c)	53,917	681,448
SBM Offshore NV	2,163	34,648
Shop Apotheke Europe NV (a)(b)	150	26,279
Signify NV (a)(b)	1,651	61,140
TKH Group NV	530	19,391
VEON, Ltd.	8,143	10,809
Wolters Kluwer NV	3,591	306,728
		8,418,853
NORWAY — 1.3%
ABG Sundal Collier Holding ASA	5,696	3,239
AF Gruppen ASA (c)	726	13,299
Akastor ASA (a)	1,851	1,187
Aker ASA Class A	324	13,948
Aker BP ASA	1,425	22,220
Aker Solutions ASA (a)(c)	1,905	1,886
American Shipping Co. ASA	648	1,995
ArcticZymes Technologies ASA (a)(c)	430	2,987
Arcus ASA (b)	431	2,027
Arendals Fossekompani A/S	9	3,828
Atea ASA	1,086	13,278
Atlantic Sapphire ASA (a)	818	9,617
Austevoll Seafood ASA	1,191	9,890
Avance Gas Holding, Ltd. (b)(c)	616	1,637
Axactor SE (a)	1,534	1,218
B2Holding ASA (a)	3,813	2,559
Bergenbio ASA (a)	760	2,319
See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Bonheur ASA	283	$ 6,684
Borregaard ASA	1,254	19,139
Bouvet ASA	121	7,785
BW Offshore, Ltd.	1,226	3,483
Crayon Group Holding ASA (a)(b)	427	5,577
DNB ASA	12,268	169,533
DNO ASA (c)	8,512	4,200
Elkem ASA (b)	3,207	6,835
Entra ASA (b)(c)	2,386	33,533
Equinor ASA	13,354	189,536
Europris ASA (b)	2,203	11,302
Fjord1 ASA (a)(b)	537	2,502
Fjordkraft Holding ASA (b)	852	8,241
Frontline, Ltd.	1,094	7,232
Gjensidige Forsikring ASA (c)	2,491	50,424
Grieg Seafood ASA	655	5,978
Hexagon Composites ASA (a)	1,452	7,992
Kid ASA (b)	337	3,076
Kitron ASA (a)(c)	2,204	4,306
Komplett Bank ASA (a)	1,796	1,194
Kongsberg Gruppen ASA	1,189	17,791
Kvaerner ASA (a)	1,528	1,217
Leroy Seafood Group ASA	3,719	21,305
Medistim ASA (a)	148	3,638
Mowi ASA	5,849	103,676
Multiconsult ASA (a)(b)	282	2,803
NEL ASA (a)	16,399	29,725
Nordic Nanovector ASA (a)(c)	654	1,103
Nordic Semiconductor ASA (a)	2,142	21,977
Norsk Hydro ASA (a)	17,945	49,367
Norway Royal Salmon ASA	312	7,136
Norwegian Air Shuttle ASA (a)(c)	27,879	2,801
Norwegian Energy Co. ASA (a)	302	4,454
Norwegian Finans Holding ASA (a)	2,064	14,956
Norwegian Property ASA	2,159	2,573
NRC Group ASA (a)	515	1,247
NTS ASA	342	2,668
Ocean Yield ASA (c)	806	1,925
Odfjell Drilling, Ltd. (a)(c)	1,254	1,455
Olav Thon Eiendomsselskap ASA (a)	393	5,838
Orkla ASA	9,841	99,266
Otello Corp. ASA (a)	1,600	2,727
See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Panoro Energy ASA (a)	848	$ 917
Pareto Bank ASA (a)	546	2,270
PCI Biotech Holding ASA (a)	411	2,231
Pexip Holding ASA (a)	1,185	10,556
PGS ASA (a)	5,059	1,476
PhotoCure ASA (a)	318	3,253
Protector Forsikring ASA (a)	916	4,454
Salmar ASA (a)	715	40,424
Sandnes Sparebank	257	1,807
SATS ASA (a)	889	1,653
Sbanken ASA (a)(b)	1,060	7,670
Scatec Solar ASA (b)	1,096	25,302
Schibsted ASA Class A (a)	1,054	46,580
Schibsted ASA Class B (a)	1,336	53,260
Self Storage Group ASA (a)	839	2,152
Selvaag Bolig ASA	579	3,205
SpareBank 1 B.V.	507	1,913
SpareBank 1 Nord Norge	1,327	9,105
SpareBank 1 Oestlandet	581	5,446
SpareBank 1 SMN	1,711	15,416
SpareBank 1 SR-Bank ASA (a)	2,419	20,011
Sparebanken More	109	3,472
Sparebanken Vest	1,664	11,204
Stolt-Nielsen, Ltd.	312	2,728
Storebrand ASA (a)	6,170	32,272
Telenor ASA	8,097	135,388
TGS Nopec Geophysical Co. ASA	1,568	18,937
Tomra Systems ASA (a)	1,442	61,970
Veidekke ASA (a)	1,442	18,556
Wallenius Wilhelmsen ASA (a)	1,362	2,079
Wilh Wilhelmsen Holding ASA Class A	179	2,439
Wilh Wilhelmsen Holding ASA Class B	123	1,689
XXL ASA (a)(b)	2,199	6,186
Yara International ASA	2,294	88,140
		1,699,495
POLAND — 0.6%
11 bit studios SA (a)	26	3,261
AB SA (a)	175	1,313
Ac SA	113	1,225
Agora SA (a)	472	794
Alior Bank SA (a)	1,174	4,075
Alumetal SA (a)	138	1,285
See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Ambra SA	127	$ 598
Amica SA	68	2,410
Apator SA	338	1,801
Asseco Business Solutions SA	234	2,094
Asseco Poland SA	739	13,284
Asseco South Eastern Europe SA	338	3,969
Atal SA (a)	88	740
Atrium European Real Estate, Ltd.	1,989	5,551
Auto Partner SA (a)	868	1,607
Bank Handlowy w Warszawie SA (a)	431	4,086
Bank Millennium SA (a)	7,991	5,713
Bank Ochrony Srodowiska SA (a)	446	611
Bank Polska Kasa Opieki SA (a)	2,113	27,500
Benefit Systems SA (a)	16	3,021
Bioton SA (a)	499	538
BNP PARIBAS BANK POLSKA SA (a)	220	2,305
Boryszew SA (a)	1,008	868
Budimex SA	149	9,442
CCC SA (a)	395	4,822
CD Projekt SA (a)	889	96,204
Celon Pharma SA	201	2,183
Ciech SA (a)	338	2,391
ComArch SA	67	3,708
Comp SA (a)	58	900
Cyfrowy Polsat SA (a)	3,599	25,152
Datawalk SA (a)	40	1,981
Develia SA (a)	5,906	2,655
Dino Polska SA (a)(b)	635	37,413
Dom Development SA	106	2,796
Echo Investment SA	2,388	2,545
Elemental Holding SA (a)	1,354	928
Enea SA (a)	2,826	4,166
Energa SA (a)	2,650	5,689
Enter Air SA (a)	112	695
Eurocash SA (a)	1,040	3,873
Fabryki Mebli Forte SA (a)	185	1,531
Famur SA (a)	3,996	1,798
Ferro SA	230	1,130
Firma Oponiarska Debica SA	22	473
Getin Holding SA (a)	1,126	227
Getin Noble Bank SA (a)	5,130	244
Globe Trade Centre SA (a)	2,466	3,903
See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Grupa Azoty SA (a)	623	$ 3,916
Grupa Kety SA	123	14,634
Grupa Lotos SA	1,146	10,223
ING Bank Slaski SA (a)	429	13,648
Inter Cars SA (a)	121	7,229
Jastrzebska Spolka Weglowa SA	692	4,591
KGHM Polska Miedz SA (a)	1,799	54,905
KRUK SA (a)	228	7,737
LiveChat Software SA	176	4,138
LPP SA (a)	14	23,790
Lubelski Wegiel Bogdanka SA (a)	149	727
Mabion SA (a)	110	927
Mangata Holding SA (a)	31	378
mBank SA (a)	175	7,532
MCI Capital SA (a)	202	682
Medicalgorithmics SA (a)	40	233
Mennica Polska SA	306	1,551
Mercator Medical SA (a)	31	3,680
MLP Group SA	79	1,512
Netia SA (a)	1,254	1,460
Neuca SA	14	1,829
NEWAG SA	284	1,969
Orange Polska SA (a)	8,538	15,105
PCC Rokita SA	41	468
PGE Polska Grupa Energetyczna SA (a)	10,510	17,452
PKP Cargo SA (a)	393	1,189
PLAY Communications SA (b)	1,365	13,628
PlayWay SA	14	2,024
Polenergia SA (a)	196	2,347
Polimex-Mostostal SA (a)	882	477
Polski Bank Komorek Macierzystych SA (a)	55	1,152
Polski Koncern Naftowy ORLEN SA	4,088	48,478
Polskie Gornictwo Naftowe i Gazownictwo SA	21,437	27,989
Powszechna Kasa Oszczednosci Bank Polski SA (a)	11,639	63,849
Powszechny Zaklad Ubezpieczen SA (a)	7,496	48,062
Poznanska Korporacja Budowlana Pekabex SA	127	450
Rainbow Tours SA (a)	95	324
Sanok Rubber Co. SA (a)	313	1,105
Santander Bank Polska SA (a)	441	16,265
Selvita SA (a)(e)	121	1,903
Selvita SA (a)(e)	117	1,316
Sniezka SA	68	1,548
See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Stalexport Autostrady SA	1,266	$ 979
Stalprodukt SA (a)	28	1,376
Tauron Polska Energia SA (a)	13,770	7,821
TEN Square Games SA	41	6,066
Vigo System SA (a)	8	1,179
VRG SA (a)	2,375	1,413
Warsaw Stock Exchange	364	4,265
Wawel SA	13	1,843
Wielton SA (a)	311	338
Wirtualna Polska Holding SA (a)	230	4,331
Zaklady Tluszczowe Kruszwica SA	34	466
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	83	723
Zespol Elektrowni Patnow Adamow Konin SA (a)	326	843
		769,563
PORTUGAL — 0.3%
Altri SGPS SA	1,110	4,876
Banco Comercial Portugues SA Class R (a)	106,200	10,000
Corticeira Amorim SGPS SA	500	6,157
CTT-Correios de Portugal SA (a)	1,720	5,083
EDP - Energias de Portugal SA	38,308	188,447
Galp Energia SGPS SA	6,477	60,094
Jeronimo Martins SGPS SA	3,223	51,797
Navigator Co. SA	2,900	7,223
NOS SGPS SA	3,249	11,544
REN - Redes Energeticas Nacionais SGPS SA	4,638	12,890
Semapa-Sociedade de Investimento e Gestao	300	2,684
Sonae SGPS SA	12,484	8,476
		369,271
RUSSIA — 0.1%
Evraz PLC	7,682	34,223
Polymetal International PLC	4,420	96,541
		130,764
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	990	4,097
Hafnia, Ltd.	1,691	2,584
		6,681
SOUTH AFRICA — 0.3%
Anglo American PLC	16,232	393,632
See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Investec PLC	8,549	$ 15,782
		409,414
SPAIN — 3.6%
Acciona SA (c)	283	30,797
Acerinox SA (a)	1,987	16,320
ACS Actividades de Construccion y Servicios SA	3,122	70,896
Aedas Homes SA (a)(b)	270	5,800
Aena SME SA (a)(b)	970	135,700
Almirall SA	774	8,691
Amadeus IT Group SA	6,011	335,453
AmRest Holdings SE (a)	959	4,365
Applus Services SA (a)	1,888	14,158
Banco Bilbao Vizcaya Argentaria SA	88,133	245,144
Banco de Sabadell SA	75,358	26,263
Banco Santander SA (a)	219,654	412,021
Bankia SA	15,479	22,535
Bankinter SA	8,516	36,720
Befesa SA (b)	446	17,887
CaixaBank SA	47,347	100,660
Cellnex Telecom SA (b)	4,655	283,852
Cia de Distribucion Integral Logista Holdings SA	878	15,032
CIE Automotive SA	723	13,675
Construcciones y Auxiliar de Ferrocarriles SA (a)	257	8,875
Corp. Financiera Alba SA	217	9,072
Ebro Foods SA	819	19,074
EDP Renovaveis SA	2,008	33,295
Elecnor SA	544	5,575
Enagas SA	2,994	69,147
Ence Energia y Celulosa SA (a)	1,883	4,840
Endesa SA	4,179	111,879
Euskaltel SA (b)	1,136	12,029
Faes Farma SA	3,774	15,224
Ferrovial SA	7,000	170,327
Fomento de Construcciones y Contratas SA	689	6,569
Gestamp Automocion SA (b)	2,296	6,656
Global Dominion Access SA (b)	1,604	6,546
Grifols SA	3,892	112,228
Grifols SA Class B, Preference Shares	3,450	59,309
Grupo Catalana Occidente SA	604	15,228
Iberdrola SA	76,237	939,587
Indra Sistemas SA (a)(c)	1,630	11,612
Industria de Diseno Textil SA	14,690	409,984
See accompanying notes to financial statements.
92

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Inmobiliaria Colonial Socimi SA REIT	3,571	$ 29,543
Lar Espana Real Estate Socimi SA REIT	1,014	4,679
Liberbank SA (a)	30,377	8,086
Mapfre SA	13,114	20,561
Masmovil Ibercom SA (a)	1,419	37,440
Mediaset Espana Comunicacion SA (a)	2,091	7,773
Melia Hotels International SA (a)	1,604	5,895
Merlin Properties Socimi SA REIT	4,816	40,238
Naturgy Energy Group SA	4,676	93,874
Neinor Homes SA (a)(b)	762	9,758
Parques Reunidos Servicios Centrales SAU (a)	1,617	26,078
Pharma Mar SA (c)	174	22,036
Prosegur Cia de Seguridad SA	3,374	8,071
Red Electrica Corp. SA	5,709	107,215
Repsol SA	19,941	133,802
Sacyr SA	4,913	8,757
Siemens Gamesa Renewable Energy SA	2,961	80,174
Solaria Energia y Medio Ambiente SA (a)	828	15,681
Tecnicas Reunidas SA (a)	465	4,978
Telefonica SA	65,030	223,968
Unicaja Banco SA (a)(b)	10,692	8,031
Vidrala SA	283	30,863
Viscofan SA	470	31,360
Zardoya Otis SA	2,380	14,541
		4,796,427
SWEDEN — 6.4%
Sinch AB (a)(b)	587	48,075
AAK AB (a)	2,307	43,086
AcadeMedia AB (b)	1,095	9,041
Adapteo Oyj (a)	589	5,324
AddLife AB Class B (a)	1,460	22,694
AddNode Group AB (a)	407	9,391
AddTech AB Class B	3,424	44,990
AF POYRY AB (a)	1,355	38,424
Ahlstrom-Munksjo Oyj (c)	1,057	22,286
Alfa Laval AB (a)	3,924	87,161
Alimak Group AB (b)	471	6,420
Ambea AB (a)(b)	623	4,211
Arjo AB Class B	2,696	16,703
Assa Abloy AB Class B	13,037	306,042
Atlas Copco AB Class A	8,519	408,151
Atlas Copco AB Class B	5,148	215,813
See accompanying notes to financial statements.
93

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Atrium Ljungberg AB Class B	639	$ 10,467
Attendo AB (a)(b)	1,525	8,322
Avanza Bank Holding AB (a)	1,593	31,290
Axfood AB	1,386	31,808
Beijer Alma AB	582	7,517
Beijer Ref AB	934	30,911
Bergman & Beving AB	320	3,107
Betsson AB	1,610	12,412
Bilia AB Class A (a)	1,197	15,126
BillerudKorsnas AB	2,333	39,192
BioArctic AB (a)(b)	473	4,701
BioGaia AB Class B	220	14,306
Biotage AB (a)	860	17,037
Boliden AB (a)	3,417	101,823
Bonava AB Class B (a)	1,123	9,348
Boozt AB (a)(b)	616	8,590
Bravida Holding AB (a)(b)	2,676	32,650
Bufab AB (a)	361	5,607
Bure Equity AB	627	19,784
Bygghemma Group First AB (a)	1,237	17,442
Calliditas Therapeutics AB Class B (a)	473	5,623
Camurus AB (a)	339	7,295
Castellum AB	3,157	71,958
Catena AB	297	13,191
Cellavision AB (a)	248	9,953
CELLINK AB Class B (a)	289	6,587
Clas Ohlson AB Class B (a)	553	5,641
Cloetta AB Class B (a)	2,704	7,855
Collector AB (a)(c)	1,386	2,242
Coor Service Management Holding AB (a)(b)	1,264	8,615
Corem Property Group AB	1,973	4,067
Dios Fastigheter AB	1,139	8,081
Dometic Group AB (a)(b)	3,900	48,499
Duni AB (a)	435	4,379
Dustin Group AB (b)	869	5,466
Electrolux AB Class B	3,035	71,009
Electrolux Professional AB Class B (a)	2,996	12,051
Elekta AB Class B (c)	4,865	61,451
Eltel AB (a)(b)	1,308	3,098
Eolus Vind AB Class B (c)	176	3,121
Epiroc AB Class A	8,296	120,640
Epiroc AB Class B	5,144	71,671
See accompanying notes to financial statements.
94

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
EQT AB	8,242	$ 160,420
Essity AB Class A (a)	278	9,551
Essity AB Class B (a)	8,562	289,673
Evolution Gaming Group AB (b)	1,644	109,257
Fabege AB	3,703	51,428
Fagerhult AB (a)	1,175	5,717
Fastighets AB Balder Class B (a)	1,294	65,813
FastPartner AB Class A	673	6,362
Fingerprint Cards AB Class B (a)(c)	4,060	8,111
Getinge AB Class B	2,872	62,735
Granges AB (a)	997	8,928
Haldex AB (a)	484	2,260
Hansa Biopharma AB (a)	450	11,967
Heba Fastighets AB Class B	487	6,094
Hennes & Mauritz AB Class B	10,121	174,997
Hexagon AB Class B (a)	3,709	280,889
Hexpol AB (a)	3,430	30,755
HIQ International AB (a)	740	5,928
HMS Networks AB (a)	371	8,519
Hoist Finance AB (a)(b)(c)	1,120	3,949
Holmen AB Class B	1,351	50,266
Hufvudstaden AB Class A	1,555	21,701
Husqvarna AB Class A	336	3,679
Husqvarna AB Class B	5,470	60,335
IAR Systems Group AB (a)	175	3,148
ICA Gruppen AB	1,224	62,267
Immunovia AB (a)	213	6,212
Industrivarden AB Class A (a)	2,232	60,551
Industrivarden AB Class C (a)	2,204	58,831
Indutrade AB (a)	1,173	63,014
Instalco AB	591	13,194
Intrum AB	881	21,735
Investment AB Latour Class B	1,816	42,772
Investment AB Oresund	463	6,632
Investor AB Class A	2,087	135,713
Investor AB Class B	6,020	394,831
INVISIO Communications AB	480	9,396
Inwido AB (a)	769	7,845
JM AB	732	22,802
Karnov Group AB	999	6,028
Karo Pharma AB (a)	742	5,787
Kinnevik AB Class B (c)	3,193	130,092
See accompanying notes to financial statements.
95

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Klovern AB Preference Shares	218	$ 8,233
Klovern AB Class B	6,544	12,094
KNOW IT AB (a)	256	6,507
Kungsleden AB	2,464	23,415
L E Lundbergforetagen AB Class B (a)	973	48,291
Lagercrantz Group AB Class B	876	17,716
LeoVegas AB (b)	1,161	4,927
Lifco AB Class B	600	46,626
Lime Technologies AB	118	4,713
Lindab International AB	1,039	18,156
Loomis AB (a)	992	27,155
Lundin Energy AB	2,515	50,160
Medicover AB Class B (a)	667	9,942
Mekonomen AB (a)	549	5,720
Midsona AB Class B	631	5,055
MIPS AB	315	14,085
Modern Times Group MTG AB Class B (a)	884	12,416
Momentum Group AB Class B (a)	362	5,622
Munters Group AB (a)(b)	1,200	9,385
Mycronic AB	931	21,990
NCC AB Class B	1,148	20,998
NetEnt AB	2,726	23,300
New Wave Group AB Class B (a)	582	3,073
Nibe Industrier AB Class B (a)	4,536	117,125
Nobia AB (a)	1,470	9,871
Nobina AB (a)(b)	1,169	7,706
Nolato AB Class B (a)	254	24,776
Nordic Entertainment Group AB Class B (a)	801	33,973
Nordic Waterproofing Holding A/S (a)(b)	316	4,329
Nyfosa AB (a)	2,215	19,688
OEM International AB Class B (a)	191	6,168
Oncopeptides AB (a)(b)(c)	421	6,219
Pandox AB (a)	1,102	12,732
Peab AB Class B (a)	2,739	27,589
Platzer Fastigheter Holding AB Class B	824	8,562
Ratos AB Class B (a)	2,786	10,441
RaySearch Laboratories AB (a)	339	3,318
Recipharm AB Class B (a)	866	15,066
Resurs Holding AB (b)	1,876	9,734
Saab AB Class B (a)	1,093	32,302
Sagax AB Class B	1,927	33,760
Sagax AB Class D	1,350	4,940
See accompanying notes to financial statements.
96

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (c)(e)	12,358	$ 37,530
Samhallsbyggnadsbolaget i Norden AB (e)	1,030	3,625
Sandvik AB (a)	14,499	284,958
SAS AB (a)(c)	3,252	1,389
Scandi Standard AB (a)	797	6,109
Scandic Hotels Group AB (b)(c)	1,731	5,222
Sectra AB Class B	378	25,087
Securitas AB Class B (a)	4,232	64,899
Skandinaviska Enskilda Banken AB Class A (a)	21,190	188,556
Skanska AB Class B (a)	5,425	115,046
SKF AB Class A	181	3,751
SKF AB Class B	4,971	103,141
SkiStar AB	552	7,450
SSAB AB Class A (a)(c)	3,141	10,490
SSAB AB Class B (a)	8,212	26,251
Svenska Cellulosa AB SCA Class B (a)	7,361	101,204
Svenska Handelsbanken AB Class A (a)	20,565	173,068
Svenska Handelsbanken AB Class B (a)(c)	468	4,654
Sweco AB Class B	906	50,392
Swedbank AB Class A (a)	12,261	192,806
Swedish Match AB	2,144	175,545
Swedish Orphan Biovitrum AB (a)	2,507	60,700
Systemair AB (a)	172	4,535
Tele2 AB Class B (c)	6,586	93,308
Telefonaktiebolaget LM Ericsson Class A	794	9,475
Telefonaktiebolaget LM Ericsson Class B	40,339	442,963
Telia Co. AB	32,704	134,653
Tethys Oil AB (a)	474	2,283
Thule Group AB (b)	1,363	45,200
Tobii AB (a)	1,285	7,602
Trelleborg AB Class B (a)	3,196	56,867
Troax Group AB	507	9,562
VBG Group AB Class B (a)	230	3,585
Vitec Software Group AB Class B (c)	363	12,026
Vitrolife AB (a)	804	22,063
Volvo AB Class A (a)	2,340	45,440
Volvo AB Class B (a)	20,769	401,573
Wallenstam AB Class B (c)	2,716	41,514
Wihlborgs Fastigheter AB	1,821	36,115
Xvivo Perfusion AB (a)	278	8,433
		8,558,877
See accompanying notes to financial statements.
97

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
SWITZERLAND — 15.7%
ABB, Ltd.	25,144	$ 641,771
Adecco Group AG	2,156	114,236
Alcon, Inc. (a)	6,563	373,600
Allreal Holding AG	188	40,639
ALSO Holding AG	83	21,953
Bachem Holding AG Class B	68	28,976
Baloise Holding AG	612	90,260
Banque Cantonale Vaudoise	384	39,121
Barry Callebaut AG	39	86,936
Belimo Holding AG	7	53,029
Bell Food Group AG	28	7,208
Berner Kantonalbank AG	43	10,788
BKW AG	258	27,548
Bossard Holding AG Class A	77	13,963
Bucher Industries AG	90	34,423
Burckhardt Compression Holding AG	41	10,398
Cembra Money Bank AG	393	46,796
Chocoladefabriken Lindt & Spruengli AG (e)	13	110,014
Chocoladefabriken Lindt & Spruengli AG (e)	1	89,252
Cie Financiere Richemont SA	6,900	463,380
Clariant AG	3,253	64,299
Coca-Cola HBC AG	2,694	66,591
Conzzeta AG	17	18,281
Credit Suisse Group AG	30,358	305,447
Daetwyler Holding AG	95	21,197
DKSH Holding AG	474	33,148
dormakaba Holding AG	40	21,769
Dufry AG (a)(c)	657	20,380
Emmi AG	28	27,977
EMS-Chemie Holding AG	104	93,558
Fenix Outdoor International AG (a)	68	7,552
Flughafen Zurich AG (a)	252	34,725
Forbo Holding AG	15	24,686
Galenica AG (b)	662	46,259
Geberit AG	486	288,717
Georg Fischer AG	54	56,366
Givaudan SA	105	453,714
Glencore PLC (a)	143,881	299,401
Helvetia Holding AG	433	36,902
Huber + Suhner AG	256	19,282
Idorsia, Ltd. (a)	1,082	29,136
See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Inficon Holding AG	21	$ 17,371
Interroll Holding AG	10	25,306
IWG PLC (a)	8,961	30,120
Julius Baer Group, Ltd.	2,952	126,177
Jungfraubahn Holding AG (a)	63	7,927
Kardex Holding AG	77	14,331
Komax Holding AG (a)(c)	44	7,658
Kuehne + Nagel International AG	744	145,196
LafargeHolcim, Ltd.	6,701	306,258
Landis+Gyr Group AG	289	15,869
Logitech International SA	2,284	178,195
Lonza Group AG	985	609,601
Luzerner Kantonalbank AG	41	17,404
Mediclinic International PLC	4,622	16,994
Mobimo Holding AG	89	26,204
Nestle SA	37,931	4,514,150
Novartis AG	32,476	2,824,661
OC Oerlikon Corp. AG	2,628	21,024
Partners Group Holding AG	247	227,872
PSP Swiss Property AG	543	65,899
Roche Holding AG Bearer Shares	351	120,801
Roche Holding AG	9,249	3,172,596
Schindler Holding AG (e)	537	146,999
Schindler Holding AG (e)	256	69,827
Schweiter Technologies AG	13	18,168
SFS Group AG	225	22,690
SGS SA	84	225,737
Siegfried Holding AG	58	39,803
SIG Combibloc Group AG	3,719	74,846
Sika AG	1,862	458,635
Sonova Holding AG (a)	730	185,609
St Galler Kantonalbank AG (c)	41	17,650
STADLER RAIL AG (a)(c)	576	24,012
STMicroelectronics NV	8,653	266,357
Straumann Holding AG	149	150,824
Sulzer AG	229	18,457
Sunrise Communications Group AG (b)	420	49,829
Swatch Group AG (e)	371	86,779
Swatch Group AG (e)	824	37,130
Swiss Life Holding AG	419	158,935
Swiss Prime Site AG	1,004	91,357
Swiss Re AG	3,820	283,896
See accompanying notes to financial statements.
99

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Swisscom AG	339	$ 180,283
Tecan Group AG	136	67,944
Temenos AG	854	115,307
u-blox Holding AG	95	5,289
UBS Group AG	47,008	527,001
Valiant Holding AG	206	17,399
Valora Holding AG (a)	41	7,658
VAT Group AG (b)	357	68,427
Vifor Pharma AG	640	87,353
Vontobel Holding AG	367	24,187
VZ Holding AG	205	18,341
Wizz Air Holdings PLC (a)(b)	479	19,283
Zuger Kantonalbank AG	2	13,714
Zur Rose Group AG (a)	102	24,424
Zurich Insurance Group AG	1,987	693,585
		21,063,027
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)	10,220	20,691
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)(c)	1,112	624
Network International Holdings PLC (a)(b)	5,255	18,560
RAK Petroleum PLC (a)	2,004	1,144
		20,328
UNITED KINGDOM — 21.1%
3i Group PLC	12,837	165,392
4imprint Group PLC (a)	368	8,887
A.G. Barr PLC	1,273	8,015
Admiral Group PLC	3,080	103,965
Aggreko PLC	3,380	16,159
Airtel Africa PLC (b)(c)	11,114	8,391
AJ Bell PLC	4,584	26,727
Ascential PLC (a)(b)	5,315	20,229
Ashmore Group PLC	5,847	27,076
Ashtead Group PLC	5,953	215,489
Associated British Foods PLC	4,752	114,728
Assura PLC REIT	31,743	31,681
AstraZeneca PLC	17,270	1,888,165
Auto Trader Group PLC (b)	12,279	89,372
Avast PLC (b)	9,102	62,012
AVEVA Group PLC	852	52,716
Aviva PLC	52,816	195,077
See accompanying notes to financial statements.
100

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Avon Rubber PLC	368	$ 20,219
B&M European Value Retail SA	11,224	71,783
Babcock International Group PLC	3,332	10,786
BAE Systems PLC	42,839	266,942
Balfour Beatty PLC	9,102	26,311
Barclays PLC (a)	217,904	274,973
Barratt Developments PLC	13,430	82,610
Beazley PLC	8,545	33,782
Bellway PLC	1,629	49,511
Berkeley Group Holdings PLC	1,712	93,577
Biffa PLC (b)	2,953	8,303
Big Yellow Group PLC REIT	2,204	29,633
Bodycote PLC	2,527	19,030
BP PLC	267,782	779,616
Brewin Dolphin Holdings PLC	4,000	12,075
British American Tobacco PLC	30,324	1,088,859
British Land Co. PLC REIT	11,787	51,414
Britvic PLC	3,503	37,180
BT Group PLC	118,280	150,435
Bunzl PLC	4,442	143,967
Burberry Group PLC	5,431	109,109
Cairn Energy PLC	7,778	14,470
Capita PLC (a)	22,051	8,715
Capital & Counties Properties PLC REIT	8,673	12,547
Centrica PLC	76,912	39,862
Chemring Group PLC	3,719	11,611
Cineworld Group PLC (c)	13,030	6,871
Clarkson PLC	372	10,869
Close Brothers Group PLC	2,007	26,491
CNH Industrial NV (a)	13,161	102,600
Coats Group PLC	19,048	13,766
Compass Group PLC	23,431	354,109
Computacenter PLC	1,044	31,933
Concentric AB (a)	520	10,075
ConvaTec Group PLC (b)	22,302	51,552
Countryside Properties PLC (b)	5,938	25,794
Cranswick PLC	688	32,251
Crest Nicholson Holdings PLC (a)	3,386	8,645
Croda International PLC	1,741	140,673
Daily Mail & General Trust PLC Class A	2,706	22,739
DCC PLC	1,338	103,924
Dechra Pharmaceuticals PLC	1,358	56,601
See accompanying notes to financial statements.
101

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Derwent London PLC REIT	1,399	$ 46,482
Diageo PLC	30,894	1,058,404
Dialog Semiconductor PLC (a)	861	37,559
Diploma PLC	1,496	42,587
Direct Line Insurance Group PLC	18,140	63,178
Dixons Carphone PLC	13,806	16,653
Domino's Pizza Group PLC	6,099	28,779
Drax Group PLC	5,409	18,615
DS Smith PLC	17,167	65,404
Dunelm Group PLC	1,309	23,641
easyJet PLC	2,623	17,009
Electrocomponents PLC	5,879	54,153
Elementis PLC (a)	7,656	7,522
Empiric Student Property PLC REIT	7,953	6,272
Equiniti Group PLC (a)(b)	4,812	7,092
Essentra PLC (a)	3,485	11,489
Euromoney Institutional Investor PLC	1,442	14,970
Experian PLC	12,005	453,186
FDM Group Holdings PLC	1,225	16,122
Ferrexpo PLC	3,859	8,810
Fiat Chrysler Automobiles NV (a)	15,133	185,762
Firstgroup PLC (a)	16,033	7,893
Forterra PLC (a)(b)	2,647	6,057
Frasers Group PLC (a)	3,000	13,365
Future PLC	1,093	27,441
G4S PLC (a)	20,468	53,001
Games Workshop Group PLC	428	56,383
Gamesys Group PLC	1,148	17,691
Genus PLC	857	42,700
GlaxoSmithKline PLC	66,313	1,244,791
Grafton Group PLC (a)	2,854	24,924
Grainger PLC	8,100	31,122
Great Portland Estates PLC REIT	3,124	24,192
Greggs PLC (a)	1,335	20,279
GVC Holdings PLC (a)	7,676	96,655
Halma PLC	5,007	151,793
Hargreaves Lansdown PLC	4,325	87,337
Hastings Group Holdings PLC (b)	6,132	20,009
Hays PLC	19,318	28,221
Hill & Smith Holdings PLC	1,043	16,100
Hilton Food Group PLC	1,023	15,818
Hiscox, Ltd. (a)	4,936	57,010
See accompanying notes to financial statements.
102

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
HomeServe PLC	3,881	$ 62,015
Howden Joinery Group PLC	7,992	61,021
HSBC Holdings PLC	273,481	1,065,972
Ibstock PLC (a)(b)	5,400	10,891
IG Group Holdings PLC	4,872	49,853
IMI PLC	3,777	51,270
Imperial Brands PLC	12,412	219,432
Inchcape PLC (a)	5,394	30,725
Informa PLC (a)	18,684	90,942
IntegraFin Holdings PLC	3,708	24,352
InterContinental Hotels Group PLC (a)	2,477	131,101
Intermediate Capital Group PLC	3,881	59,857
International Consolidated Airlines Group SA (c)	13,259	16,288
Intertek Group PLC	2,131	174,499
IP Group PLC (a)	13,246	13,357
ITV PLC	46,826	40,935
J D Wetherspoon PLC	943	10,198
J Sainsbury PLC	22,830	56,358
James Fisher & Sons PLC	500	7,330
JD Sports Fashion PLC	5,462	57,154
John Laing Group PLC (b)	6,506	26,377
John Wood Group PLC (a)	8,992	24,738
Johnson Matthey PLC	2,625	79,987
Jupiter Fund Management PLC	6,037	17,482
Just Group PLC (a)	13,654	7,933
Kainos Group PLC	987	12,671
Kingfisher PLC	27,838	106,779
Lancashire Holdings, Ltd.	2,664	23,833
Land Securities Group PLC REIT	9,193	62,098
Legal & General Group PLC	78,852	192,004
Linde PLC (a)	7,265	1,720,048
Liontrust Asset Management PLC	637	10,212
Lloyds Banking Group PLC (a)	941,078	320,642
London Stock Exchange Group PLC	4,196	481,486
LondonMetric Property PLC REIT	11,081	31,803
LXI REIT PLC	6,922	9,665
M&G PLC	34,740	71,634
Man Group PLC	20,341	30,241
Marks & Spencer Group PLC	25,726	32,434
Marshalls PLC	2,640	22,287
McCarthy & Stone PLC (a)(b)	5,029	4,538
Meggitt PLC	10,251	34,125
See accompanying notes to financial statements.
103

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Melrose Industries PLC (a)	60,831	$ 90,832
Micro Focus International PLC (a)	4,480	14,253
Mitchells & Butlers PLC (a)	2,789	4,882
Mondi PLC	5,863	124,269
Moneysupermarket.com Group PLC	7,078	24,450
Morgan Advanced Materials PLC	3,762	11,575
Morgan Sindall Group PLC	494	7,281
National Express Group PLC (a)	5,839	11,534
National Grid PLC	46,595	535,998
Natwest Group PLC (a)	60,490	82,933
Next PLC	1,761	135,459
Ocado Group PLC (a)	8,338	295,786
On the Beach Group PLC (b)	2,603	8,211
OneSavings Bank PLC	6,830	24,635
Oxford Instruments PLC (a)	716	14,736
Pagegroup PLC (a)	4,332	20,968
Paragon Banking Group PLC	3,450	14,852
Pearson PLC	10,316	73,244
Pennon Group PLC	5,547	73,935
Persimmon PLC	4,205	134,438
Petrofac, Ltd. (a)	3,706	5,340
Pets at Home Group PLC	6,595	36,048
Phoenix Group Holdings PLC	9,517	84,673
Playtech PLC (a)	4,082	19,140
Polypipe Group PLC (a)	2,639	14,773
Primary Health Properties PLC REIT	14,992	28,762
Provident Financial PLC (a)	3,344	8,387
Prudential PLC	34,631	496,510
PZ Cussons PLC	4,262	12,948
QinetiQ Group PLC	7,539	27,076
Quilter PLC (b)	22,727	37,667
Rathbone Brothers PLC	742	14,792
Reckitt Benckiser Group PLC	9,686	946,668
Redrow PLC (a)	4,271	22,296
RELX PLC	26,041	581,072
Renishaw PLC (a)	448	32,550
Rentokil Initial PLC (a)	24,400	168,951
Rightmove PLC	11,870	96,186
Rio Tinto PLC	14,111	849,289
Rolls-Royce Holdings PLC (c)	25,981	43,665
Rotork PLC	11,506	41,977
Royal Mail PLC	13,191	40,757
See accompanying notes to financial statements.
104

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
RSA Insurance Group PLC	13,611	$ 79,482
S4 Capital PLC (a)	4,293	21,811
Sabre Insurance Group PLC (b)	3,299	10,854
Safestore Holdings PLC REIT	2,777	28,003
Sage Group PLC	14,785	137,774
Sanne Group PLC	1,925	16,350
Savills PLC (a)	1,888	19,026
Schroders PLC (e)	1,768	61,599
Schroders PLC (e)	667	15,970
SDL PLC (a)	1,201	10,558
Segro PLC REIT	15,572	187,706
Serco Group PLC (a)	16,140	26,541
Severn Trent PLC	3,186	100,459
Shaftesbury PLC REIT	1,975	12,695
Signature Aviation PLC	9,342	28,853
Smith & Nephew PLC	11,695	229,284
Smiths Group PLC	5,222	92,826
Softcat PLC	1,606	25,060
Spectris PLC	1,602	50,472
Spirax-Sarco Engineering PLC	972	139,043
Spirent Communications PLC	8,073	29,849
SSE PLC	13,876	216,702
SSP Group PLC	5,867	13,691
St James's Place PLC	7,019	84,480
St Modwen Properties PLC	2,559	10,355
Standard Chartered PLC (a)	35,212	162,104
Standard Life Aberdeen PLC	30,154	88,102
Subsea 7 SA (a)	3,028	21,702
Synthomer PLC	4,477	18,313
TalkTalk Telecom Group PLC (c)	9,081	9,415
Tate & Lyle PLC	6,180	53,146
Taylor Wimpey PLC	43,271	60,668
TechnipFMC PLC	5,569	35,683
Telecom Plus PLC	879	15,182
Tesco PLC	129,448	355,619
TP ICAP PLC	7,432	21,926
Trainline PLC (a)(b)	6,883	32,301
Travis Perkins PLC	3,328	46,724
Tritax Big Box REIT PLC	22,517	45,120
UK Commercial Property REIT, Ltd.	9,704	8,556
Ultra Electronics Holdings PLC	934	25,188
Unilever NV	18,132	1,095,019
See accompanying notes to financial statements.
105

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
Unilever PLC	15,367	$ 948,822
UNITE Group PLC REIT (a)	3,750	40,675
United Utilities Group PLC	8,993	99,497
Vesuvius PLC (a)	4,156	21,244
Victrex PLC	1,144	27,080
Virgin Money UK PLC (a)	16,432	15,503
Vistry Group PLC (a)	2,757	20,263
Vodafone Group PLC	356,264	472,922
Weir Group PLC	3,427	55,491
WH Smith PLC	1,423	17,532
Whitbread PLC (a)	2,706	74,339
William Hill PLC	11,884	42,711
Wm Morrison Supermarkets PLC	31,664	69,651
Workspace Group PLC REIT	1,691	11,772
WPP PLC	16,161	127,029
		28,365,872
UNITED STATES — 0.4%
Carnival PLC	2,124	27,432
Ferguson PLC	3,043	307,323
QIAGEN NV (a)	3,047	158,288
		493,043
TOTAL COMMON STOCKS (Cost $139,295,055)		132,970,188

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Almirall SA (expiring 10/2/20) (a)	774	189
SWEDEN — 0.0% (d)
SAS AB (expiring 10/19/20) (a)	29,268	8,705
TOTAL RIGHTS (Cost $3,977)		8,894
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	6,676	6,677
See accompanying notes to financial statements.
106

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	682,015	$ 682,015
TOTAL SHORT-TERM INVESTMENTS (Cost $688,692)		688,692
TOTAL INVESTMENTS — 99.5% (Cost $139,987,724)		133,667,774
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		727,815
NET ASSETS — 100.0%		$ 134,395,589
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 132,944,110	$26,078	$—	$132,970,188
Rights	—	8,894	—	8,894
Short-Term Investments	688,692	—	—	688,692
TOTAL INVESTMENTS	$133,632,802	$34,972	$—	$133,667,774
See accompanying notes to financial statements.
107

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020

Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	15.3%
Health Care	14.9
Financials	13.9
Consumer Staples	12.9
Consumer Discretionary	10.3
Materials	8.9
Information Technology	8.0
Utilities	4.6
Communication Services	4.1
Energy	3.6
Real Estate	2.5
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,605	$ 113,617	$ 4,427,135	$ 4,533,624	$(450)	$ (1)	6,676	$ 6,677	$ 1,080
State Street Navigator Securities Lending Portfolio II	—	—	30,439,171	29,757,156	—	—	682,015	682,015	32,171
State Street Navigator Securities Lending Portfolio III	554,184	554,184	5,381,973	5,936,157	—	—	—	—	1,961
Total		$667,801	$40,248,279	$40,226,937	$(450)	$ (1)		$688,692	$35,212
See accompanying notes to financial statements.
108

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,310,833,313	$7,896,694,530
Investments in affiliated issuers, at value	59,981,419	133,045,867
Total Investments	4,370,814,732	8,029,740,397
Foreign currency, at value	20,516,591	11,580,456
Net cash at broker	36,858	—
Cash	—	723
Receivable from broker — accumulated variation margin on open futures contracts	27,191	—
Receivable for investments sold	96,341	17,450
Dividends receivable — unaffiliated issuers	6,060,114	24,147,860
Dividends receivable — affiliated issuers	1,097	685
Securities lending income receivable — unaffiliated issuers	36,362	144,443
Securities lending income receivable — affiliated issuers	48,708	127,418
Receivable for foreign taxes recoverable	40,616	7,123,944
Other Receivable	11,766	6,975
TOTAL ASSETS	4,397,690,376	8,072,890,351
LIABILITIES
Due to custodian	11,766	—
Payable upon return of securities loaned	54,591,785	121,695,745
Payable for investments purchased	—	4,571,097
Deferred foreign taxes payable	2,043,953	7,118
Advisory fee payable	394,495	263,009
Trustees’ fees and expenses payable	4,729	5,126
TOTAL LIABILITIES	57,046,728	126,542,095
NET ASSETS	$4,340,643,648	$7,946,348,256
NET ASSETS CONSIST OF:
Paid-in Capital	$4,350,377,097	$7,872,414,892
Total distributable earnings (loss)**	(9,733,449)	73,933,364
NET ASSETS	$4,340,643,648	$7,946,348,256
NET ASSET VALUE PER SHARE
Net asset value per share	$ 36.29	$ 29.21
Shares outstanding (unlimited amount authorized, $0.01 par value)	119,600,000	272,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,204,093,545	$7,773,213,157
Investments in affiliated issuers	59,981,419	133,047,000
Total cost of investments	$4,264,074,964	$7,906,260,157
Foreign currency, at cost	$ 20,554,749	$ 11,506,357
* Includes investments in securities on loan, at value	$ 119,371,150	$ 335,665,416
** Includes deferred foreign taxes	$ 1,982,027	$ 7,118
See accompanying notes to financial statements.
109

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2020

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 398,690,113	$132,979,082
Investments in affiliated issuers, at value	8,327,917	688,692
Total Investments	407,018,030	133,667,774
Foreign currency, at value	461,852	255,543
Cash	63,322	—
Receivable for investments sold	101	9,835
Receivable for fund shares sold	4,312,553	—
Dividends receivable — unaffiliated issuers	633,194	211,762
Dividends receivable — affiliated issuers	3,086	8
Securities lending income receivable — unaffiliated issuers	3,881	644
Securities lending income receivable — affiliated issuers	8,241	3,098
Receivable for foreign taxes recoverable	116,099	1,100,388
TOTAL ASSETS	412,620,359	135,249,052
LIABILITIES
Due to custodian	—	547
Payable upon return of securities loaned	7,293,158	682,015
Payable for investments purchased	4,214,661	160,300
Deferred foreign taxes payable	13,338	—
Advisory fee payable	29,426	10,104
Trustees’ fees and expenses payable	140	497
Accrued expenses and other liabilities	28	—
TOTAL LIABILITIES	11,550,751	853,463
NET ASSETS	$401,069,608	$134,395,589
NET ASSETS CONSIST OF:
Paid-in Capital	$363,006,269	$214,704,145
Total distributable earnings (loss)**	38,063,339	(80,308,556)
NET ASSETS	$401,069,608	$134,395,589
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.13	$ 32.78
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,300,000	4,100,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$358,951,360	$139,299,032
Investments in affiliated issuers	8,371,308	688,692
Total cost of investments	$367,322,668	$139,987,724
Foreign currency, at cost	$ 459,672	$ 254,176
* Includes investments in securities on loan, at value	$ 13,645,103	$ 2,384,904
** Includes deferred foreign taxes	$ 13,338	$ —
See accompanying notes to financial statements.
110

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2020

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$106,645,861	$160,936,749
Dividend income — affiliated issuers	196,767	57,189
Dividend income — non-cash transactions	—	10,446,528
Unaffiliated securities lending income	509,592	1,199,905
Affiliated securities lending income	579,189	1,420,928
Foreign taxes withheld	(10,896,697)	(15,880,341)
TOTAL INVESTMENT INCOME (LOSS)	97,034,712	158,180,958
EXPENSES
Advisory fee	3,933,296	2,474,264
Trustees’ fees and expenses	50,320	82,720
Miscellaneous expenses	3	5,594
TOTAL EXPENSES	3,983,619	2,562,578
NET INVESTMENT INCOME (LOSS)	$ 93,051,093	$155,618,380
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(38,693,004)	(71,539,368)
Investments — affiliated issuers	46	(5,700)
In-kind redemptions — unaffiliated issuers	2,730,016	26,769,830
Foreign currency transactions	(1,006,354)	(245,883)
Futures contracts	233,430	—
Net realized gain (loss)	(36,735,866)	(45,021,121)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	235,123,533	231,366,887
Investment — affiliated issuers	—	(1,147)
Foreign currency translations	(18,933)	573,716
Futures contracts	20,714	—
Net change in unrealized appreciation/depreciation	235,125,314	231,939,456
NET REALIZED AND UNREALIZED GAIN (LOSS)	198,389,448	186,918,335
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$291,440,541	$342,536,715
* Includes foreign capital gain taxes	$ (105,369)	$ —
** Includes foreign deferred taxes	$ (1,808,348)	$ 184,054
See accompanying notes to financial statements.
111

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2020

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,555,251	$ 4,730,500
Dividend income — affiliated issuers	9,380	1,080
Unaffiliated securities lending income	29,012	13,935
Affiliated securities lending income	71,837	34,132
Foreign taxes withheld	(249,549)	(257,111)
TOTAL INVESTMENT INCOME (LOSS)	5,415,931	4,522,536
EXPENSES
Advisory fee	215,873	159,093
Trustees’ fees and expenses	2,738	2,950
Miscellaneous expenses	53	746
TOTAL EXPENSES	218,664	162,789
NET INVESTMENT INCOME (LOSS)	$ 5,197,267	$ 4,359,747
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,643,807)	(1,571,291)
Investments — affiliated issuers	963	(450)
In-kind redemptions — unaffiliated issuers	8,228,091	(8,514,540)
Foreign currency transactions	(6,178)	(4,860)
Net realized gain (loss)	5,579,069	(10,091,141)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	25,757,532	(7,305,150)
Investment — affiliated issuers	(17,877)	(1)
Foreign currency translations	11,057	82,896
Net change in unrealized appreciation/depreciation	25,750,712	(7,222,255)
NET REALIZED AND UNREALIZED GAIN (LOSS)	31,329,781	(17,313,396)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$36,527,048	$(12,953,649)
* Includes foreign capital gain taxes	$ (67,674)	$ —
** Includes foreign deferred taxes	$ (13,167)	$ —
See accompanying notes to financial statements.
112

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 93,051,093	$ 86,226,696
Net realized gain (loss)	(36,735,866)	(36,543,323)
Net change in unrealized appreciation/depreciation	235,125,314	(1,608,686)
Net increase (decrease) in net assets resulting from operations	291,440,541	48,074,687
Distributions to shareholders	(99,486,895)	(55,264,488)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,526,059,346	1,463,685,734
Cost of shares redeemed	(47,098,195)	(275,842,568)
Other Capital	1,342,980	1,484,273
Net increase (decrease) in net assets from beneficial interest transactions	1,480,304,131	1,189,327,439
Net increase (decrease) in net assets during the period	1,672,257,777	1,182,137,638
Net assets at beginning of period	2,668,385,871	1,486,248,233
NET ASSETS AT END OF PERIOD	$4,340,643,648	$2,668,385,871
SHARES OF BENEFICIAL INTEREST:
Shares sold	43,500,000	42,900,000
Shares redeemed	(1,500,000)	(8,000,000)
Net increase (decrease) from share transactions	42,000,000	34,900,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
113

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 155,618,380	$ 139,985,613
Net realized gain (loss)	(45,021,121)	39,770,153
Net change in unrealized appreciation/depreciation	231,939,456	(135,962,557)
Net increase (decrease) in net assets resulting from operations	342,536,715	43,793,209
Distributions to shareholders	(150,629,558)	(126,731,994)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,011,366,424	1,733,126,972
Cost of shares redeemed	(65,983,859)	(213,058,429)
Other Capital	138,774	46,933
Net increase (decrease) in net assets from beneficial interest transactions	2,945,521,339	1,520,115,476
Net increase (decrease) in net assets during the period	3,137,428,496	1,437,176,691
Net assets at beginning of period	4,808,919,760	3,371,743,069
NET ASSETS AT END OF PERIOD	$7,946,348,256	$4,808,919,760
SHARES OF BENEFICIAL INTEREST:
Shares sold	110,000,000	62,000,000
Shares redeemed	(2,200,000)	(7,400,000)
Net increase (decrease) from share transactions	107,800,000	54,600,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
114

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,197,267	$ 4,119,265
Net realized gain (loss)	5,579,069	8,668,565
Net change in unrealized appreciation/depreciation	25,750,712	(3,699,860)
Net increase (decrease) in net assets resulting from operations	36,527,048	9,087,970
Distributions to shareholders	(4,377,172)	(3,350,875)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	229,814,457	87,585,221
Cost of shares redeemed	(28,799,861)	(30,881,907)
Other Capital	18,382	3,473
Net increase (decrease) in net assets from beneficial interest transactions	201,032,978	56,706,787
Net increase (decrease) in net assets during the period	233,182,854	62,443,882
Net assets at beginning of period	167,886,754	105,442,872
NET ASSETS AT END OF PERIOD	$401,069,608	$167,886,754
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,800,000	2,400,000
Shares redeemed	(700,000)	(800,000)
Net increase (decrease) from share transactions	5,100,000	1,600,000
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b) After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
115

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,359,747	$ 6,281,017
Net realized gain (loss)	(10,091,141)	(22,827,109)
Net change in unrealized appreciation/depreciation	(7,222,255)	19,944,364
Net increase (decrease) in net assets resulting from operations	(12,953,649)	3,398,272
Net equalization credits and charges	(189,965)	222,108
Distributions to shareholders	(4,113,841)	(6,535,765)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	47,586,639	87,588,623
Cost of shares redeemed	(82,623,599)	(86,681,762)
Net income equalization	189,965	(222,108)
Net increase (decrease) in net assets from beneficial interest transactions	(34,846,995)	684,753
Net increase (decrease) in net assets during the period	(52,104,450)	(2,230,632)
Net assets at beginning of period	186,500,039	188,730,671
NET ASSETS AT END OF PERIOD	$134,395,589	$186,500,039
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	2,600,000
Shares redeemed	(2,850,000)	(2,600,000)
Net increase (decrease) from share transactions	(1,500,000)	—
(a) Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
See accompanying notes to financial statements.
116

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 34.39	$ 34.81	$ 36.06	$ 30.10	$ 26.21
Income (loss) from investment operations:
Net investment income (loss) (c)	0.90	1.26(d)	1.04	0.70	0.56
Net realized and unrealized gain (loss) (e)	2.01	(0.88)	(1.71)	5.64	3.91
Total from investment operations	2.91	0.38	(0.67)	6.34	4.47
Other capital	0.01	0.02	0.02	0.01	—
Distributions to shareholders from:
Net investment income	(1.02)	(0.82)	(0.60)	(0.39)	(0.58)
Net asset value, end of period	$ 36.29	$ 34.39	$ 34.81	$ 36.06	$ 30.10
Total return (f)	8.56%	1.18%(d)	(1.88)%	21.36%	17.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,340,644	$2,668,386	$1,486,248	$562,436	$234,783
Ratios to average net assets:
Total expenses	0.11%	0.11%	0.12%	0.59%	0.59%
Net investment income (loss)	2.60%	3.63%(d)	2.78%	2.16%	2.05%
Portfolio turnover rate (g)	8%	17%	10%	0%(h)	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.5%.
See accompanying notes to financial statements.
117

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.29	$ 30.76	$ 30.52	$ 26.45	$ 25.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	0.96	0.97	0.70	0.69
Net realized and unrealized gain (loss) (c)	(0.09)	(1.57)	0.03	4.16	1.32
Total from investment operations	0.63	(0.61)	1.00	4.86	2.01
Other capital	0.00(d)	0.00(d)	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.71)	(0.86)	(0.76)	(0.79)	(0.69)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.71)	(0.86)	(0.76)	(0.79)	(0.73)
Net asset value, end of period	$ 29.21	$ 29.29	$ 30.76	$ 30.52	$ 26.45
Total return (e)	2.16%	(1.92)%	3.28%	18.75%	8.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,946,348	$4,808,920	$3,371,743	$1,013,376	$634,833
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.34%	0.34%
Net investment income (loss)	2.52%	3.34%	3.09%	2.49%	2.70%
Portfolio turnover rate (f)	3%	4%	3%	5%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
118

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 39.97	$ 40.56	$ 37.64	$ 32.44	$ 29.32
Income (loss) from investment operations:
Net investment income (loss) (c)	0.88	1.01	0.86	0.78	0.77
Net realized and unrealized gain (loss) (d)	3.15	(0.79)	2.94	5.17	3.06
Total from investment operations	4.03	0.22	3.80	5.95	3.83
Other capital	0.00(e)	0.00(e)	—	—	—
Distributions to shareholders from:
Net investment income	(0.87)	(0.81)	(0.88)	(0.75)	(0.71)
Total distributions	(0.87)	(0.81)	(0.88)	(0.75)	(0.71)
Net asset value, end of period	$ 43.13	$ 39.97	$ 40.56	$ 37.64	$ 32.44
Total return (f)	10.12%	0.73%	10.17%	18.58%	13.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$401,070	$167,887	$105,443	$90,321	$64,883
Ratios to average net assets:
Total expenses	0.09%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.17%	2.62%	2.16%	2.25%	2.48%
Portfolio turnover rate (g)	5%	5%	4%	2%	2%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.
119

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 33.30	$ 33.70	$ 35.49	$ 30.28	$ 31.54
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.13	1.14	0.95	1.10
Net realized and unrealized gain (loss) (c)	(0.51)	(0.40)	(1.68)	5.14	(1.21)
Total from investment operations	0.30	0.73	(0.54)	6.09	(0.11)
Net equalization credits and charges (b)	(0.04)	0.04	(0.06)	0.12	(0.04)
Other capital	—	—	—	0.01	—
Distributions to shareholders from:
Net investment income	(0.78)	(1.17)	(1.19)	(1.01)	(1.11)
Net asset value, end of period	$ 32.78	$ 33.30	$ 33.70	$ 35.49	$ 30.28
Total return (d)	0.93%	2.34%	(1.68)%	20.83%	(0.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$134,396	$186,500	$188,731	$317,665	$186,220
Ratios to average net assets:
Total expenses	0.09%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.47%	3.47%	3.25%	2.92%	3.57%
Portfolio turnover rate (e)	3%	67%	5%	8%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
120

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
122

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
123

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Fund in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended September 30, 2020:
SPDR Portfolio Europe ETF
Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
125

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2020, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
126

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$27,191	$—	$27,191
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$233,430	$—	$233,430
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$20,714	$—	$20,714
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
127

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR Portfolio Europe ETF	0.09
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
128

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended September 30, 2020, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$1,233,355,246	$ 272,110,428
SPDR Portfolio Developed World ex-US ETF	443,681,389	184,962,944
SPDR Portfolio MSCI Global Stock Market ETF	30,686,197	12,846,123
SPDR Portfolio Europe ETF	6,126,666	5,865,449
For the period ended September 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 541,736,144	$27,962,835	$ 2,730,016
SPDR Portfolio Developed World ex-US ETF	2,738,590,008	62,172,858	26,769,830
SPDR Portfolio MSCI Global Stock Market ETF	211,287,102	28,145,156	8,228,091
SPDR Portfolio Europe ETF	47,528,057	82,290,582	(8,514,540)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, wash sale loss deferrals, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions and distributions in excess of current earnings.
The tax character of distributions paid during the period ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 99,486,895	$—	$ 99,486,895
SPDR Portfolio Developed World ex-US ETF	150,629,558	—	150,629,558
SPDR Portfolio MSCI Global Stock Market ETF	4,377,172	—	4,377,172
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Europe ETF	$ 4,113,841	$—	$ 4,113,841
The tax character of distributions paid during the period ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 55,264,488	$ —	$ 55,264,488
SPDR Portfolio Developed World ex-US ETF	126,731,994	—	126,731,994
SPDR Portfolio MSCI Global Stock Market ETF	3,350,875	—	3,350,875
SPDR Portfolio Europe ETF	6,535,765	—	6,535,765
At September 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Emerging Markets ETF	$52,296,657	$(142,274,229)	$—	$ 80,244,123	$ (9,733,449)
SPDR Portfolio Developed World ex-US ETF	55,549,025	(83,006,933)	—	101,391,272	73,933,364
SPDR Portfolio MSCI Global Stock Market ETF	2,788,310	(3,978,785)	—	39,253,814	38,063,339
SPDR Portfolio Europe ETF	547,289	(74,311,185)	—	(6,544,660)	(80,308,556)
As of September 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Emerging Markets ETF	$16,282,092	$125,992,137
SPDR Portfolio Developed World ex-US ETF	4,979,014	78,027,919
SPDR Portfolio MSCI Global Stock Market ETF	1,039,923	2,938,862
SPDR Portfolio Europe ETF	4,573,671	69,737,514
132

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

As of September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$4,288,555,653	$ 770,279,828	$688,020,749	$ 82,259,079
SPDR Portfolio Developed World ex-US ETF	7,928,760,997	1,094,676,910	993,697,510	100,979,400
SPDR Portfolio MSCI Global Stock Market ETF	367,758,327	65,069,236	25,809,533	39,259,703
SPDR Portfolio Europe ETF	140,262,276	15,317,968	21,912,470	(6,594,502)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations,
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 119,371,150	$ 54,591,785	$ 69,589,196	$ 124,180,981
SPDR Portfolio Developed World ex-US ETF	335,665,416	121,695,745	233,914,339	355,610,084
SPDR Portfolio MSCI Global Stock Market ETF	13,645,103	7,293,158	7,037,647	14,330,805
SPDR Portfolio Europe ETF	2,384,904	682,015	1,827,768	2,509,783
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2020:
		Remaining Contractual Maturity of the Agreements As of September 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$ 54,591,785	$—	$—	$—	$ 54,591,785	$ 54,591,785
SPDR Portfolio Developed World ex-US ETF	Common Stocks	121,695,123	—	—	—	121,695,123	121,695,123
SPDR Portfolio Developed World ex-US ETF	Warrants	622	—	—	—	622	622
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	7,293,158	—	—	—	7,293,158	7,293,158
SPDR Portfolio Europe ETF	Common Stocks	682,015	—	—	—	682,015	682,015
134

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

10.    Line of Credit
The SPDR Portfolio Emerging Markets ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Fund did not have any outstanding loans as of September 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
135

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR Portfolio MSCI Global Stock Market ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2020

13.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
137

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio MSCI Global Stock Market ETF and SPDR Portfolio Europe ETF and the Board of Trustees of SPDR Index Shares Funds.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio MSCI Global Stock Market ETF and SPDR Portfolio Europe ETF (collectively referred to as the “Funds”) (four of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments or summary schedules of investments, as of September 30, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of September 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting SPDR Index Shares Funds) at September 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statements of changes in net assets for the year ended September 30, 2019, and the financial highlights for the periods ended prior to October 1, 2019, were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
138

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 25, 2020
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OTHER INFORMATION
September 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.09%	0.09%
Actual:
Ending Account Value	$1,288.50	$1,231.00	$1,294.30	$1,224.70
Expenses Paid During Period(a)	0.63	0.22	0.52	0.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.50	1,024.80	1,024.60	1,024.60
Expenses Paid During Period(a)	0.56	0.20	0.46	0.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Portfolio Emerging Markets ETF	$10,347,016
SPDR Portfolio Developed World ex-US ETF	11,870,252
SPDR Portfolio Europe ETF	131,608
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended September 30, 2020 was as follows:
Amount
SPDR Portfolio Emerging Markets ETF	$106,475,626
SPDR Portfolio Developed World ex-US ETF	171,408,064
SPDR Portfolio Europe ETF	4,733,259
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
143

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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair)
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
147

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
148

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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
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OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005-March 2020); Retired Executive Vice President, State Street Global Advisors (2012-March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- March 2020); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	136	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

150

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
151

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Deputy Treasurer of Elfun Funds (July 2016 - present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 - present); Treasurer of Elfun Funds (June 2011 - July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
152

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
153

[This Page Intentionally Left Blank]

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISPTAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending September 30, 2020, aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $554,759. For the fiscal year ending September 30, 2019, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s prior principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $187,768.

The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2020 and September 30, 2019, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending September 30, 2020, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $278,856. For the fiscal year ended September 30, 2019, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $92,840

(d) All Other Fees.

For the fiscal year ended September 30, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c). For the fiscal year ended September 30, 2019, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2020 and September 30, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

For the fiscal year ended September 30, 2019, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $0.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

(a)

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

(b)

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

(e)

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) For the fiscal year ended December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $35,152,927. For the fiscal year ended December 31, 2018, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $12,786,401.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR S&P China ETF and SPDR S&P International Small Cap ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.9%
ARGENTINA — 0.0% (a)
Globant SA (b)	2,610	$ 467,764
AUSTRALIA — 4.3%
Afterpay, Ltd. (b)	11,221	643,332
AMP, Ltd.	228,427	213,661
Aristocrat Leisure, Ltd.	15,135	325,115
Australia & New Zealand Banking Group, Ltd.	192,093	2,370,895
BHP Group PLC	124,251	2,656,526
BHP Group, Ltd.	195,536	4,989,354
Brambles, Ltd.	156,188	1,174,332
Coca-Cola Amatil, Ltd.	128,866	877,464
Cochlear, Ltd.	614	87,137
Coles Group, Ltd.	81,038	987,427
Commonwealth Bank of Australia	117,704	5,366,414
CSL, Ltd.	29,428	6,053,551
Evolution Mining, Ltd.	60,001	247,283
Fortescue Metals Group, Ltd.	130,963	1,530,044
Goodman Group REIT	56,156	722,081
Insurance Australia Group, Ltd.	237,657	746,092
LendLease Corp., Ltd. Stapled Security	82,821	654,762
Macquarie Group, Ltd.	27,587	2,364,255
Medibank Pvt, Ltd.	188,561	339,229
National Australia Bank, Ltd.	185,290	2,357,317
Newcrest Mining, Ltd.	50,825	1,138,036
Northern Star Resources, Ltd.	34,607	338,334
Origin Energy, Ltd.	191,971	591,659
QBE Insurance Group, Ltd.	75,932	468,593
Rio Tinto, Ltd. (c)	24,739	1,672,451
Santos, Ltd.	156,134	546,116
Scentre Group REIT	182,074	287,103
Sonic Healthcare, Ltd.	66,193	1,573,237
South32, Ltd. (d)	139,495	206,019
South32, Ltd. (d)	249,425	364,702
Suncorp Group, Ltd.	156,916	950,367
Sydney Airport Stapled Security	76,627	321,845
Telstra Corp., Ltd.	275,295	548,543
Transurban Group Stapled Security	162,712	1,645,562
Vicinity Centres REIT	398,911	393,139
Wesfarmers, Ltd.	81,038	2,580,090
Westpac Banking Corp.	233,100	2,813,533
WiseTech Global, Ltd.	3,048	56,342
Woodside Petroleum, Ltd.	64,650	814,620
Woolworths Group, Ltd.	101,973	2,662,637
		54,679,199
AUSTRIA — 0.1%
Erste Group Bank AG	40,726	853,663
OMV AG (b)	20,186	553,904
Raiffeisen Bank International AG (b)	24,287	372,236
Security Description	Shares	Value
Verbund AG	655	$ 35,854
		1,815,657
BELGIUM — 0.6%
Ageas SA/NV	23,630	965,961
Anheuser-Busch InBev SA	49,479	2,682,047
Galapagos NV (b)	885	125,781
KBC Group NV	20,852	1,046,306
Solvay SA	10,117	871,508
UCB SA	12,980	1,476,437
Umicore SA	3,778	157,496
		7,325,536
BRAZIL — 1.4%
Ambev SA ADR	402,854	910,450
B2W Cia Digital (b)	14,429	230,344
B3 SA - Brasil Bolsa Balcao	140,778	1,373,949
Banco Bradesco SA ADR	415,314	1,424,527
Banco do Brasil SA	58,346	306,613
BB Seguridade Participacoes SA	50,659	218,133
Braskem SA Class A, Preference Shares	31,513	116,235
BRF SA (b)	39,340	128,284
Centrais Eletricas Brasileiras SA	9,153	49,236
Cia Energetica de Minas Gerais ADR (c)	169,064	312,768
Cia Siderurgica Nacional SA ADR (c)	124,448	365,877
Cielo SA	76,652	53,445
Cogna Educacao	119,514	109,836
Cosan SA	3,000	36,369
Equatorial Energia SA	8,200	30,813
Gerdau SA ADR (c)	93,128	344,574
Itau Unibanco Holding SA Preference Shares ADR	387,117	1,540,726
Klabin SA	7,700	32,513
Localiza Rent a Car SA	4,200	42,228
Lojas Renner SA	106,752	750,954
Magazine Luiza SA	75,408	1,193,374
Natura & Co. Holding SA	54,940	498,378
Notre Dame Intermedica Participacoes SA	14,691	169,574
Petroleo Brasileiro SA Preference Shares ADR (c)	233,815	1,646,058
Porto Seguro SA	10,033	85,886
Raia Drogasil SA	140,785	584,975
Rumo SA (b)	5,230	17,686
Sul America SA	53,345	375,070
Suzano SA (b)	37,632	304,117
TIM Participacoes SA ADR	20,710	238,786
Vale SA ADR (c)	215,860	2,283,799
WEG SA	29,282	341,319
Wheaton Precious Metals Corp.	27,584	1,349,102
		17,465,998
CANADA — 6.5%
Agnico Eagle Mines, Ltd.	12,149	964,917

1

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Alimentation Couche-Tard, Inc. Class B	40,745	$ 1,414,446
B2Gold Corp.	56,365	365,850
Bank of Montreal	49,976	2,912,320
Bank of Nova Scotia	76,019	3,148,322
Barrick Gold Corp.	114,182	3,197,011
BlackBerry, Ltd. (b)	40,667	186,019
Brookfield Asset Management, Inc. Class A (c)	102,875	3,393,354
CAE, Inc.	45,802	667,957
Cameco Corp. (c)	33,749	339,827
Canadian Apartment Properties REIT	1,546	53,761
Canadian Imperial Bank of Commerce (c)	30,021	2,236,938
Canadian National Railway Co.	52,998	5,626,537
Canadian Natural Resources, Ltd.	81,695	1,305,163
Canadian Pacific Railway, Ltd.	11,107	3,368,063
Canadian Tire Corp., Ltd. Class A (c)	9,836	987,613
Canopy Growth Corp. (b)(c)	10,708	153,034
Cenovus Energy, Inc.	75,559	293,581
CGI, Inc. (b)	10,533	712,688
Constellation Software, Inc.	1,209	1,339,227
Cronos Group, Inc. (b)(c)	1,937	9,701
Dollarama, Inc.	16,490	630,095
Enbridge, Inc.	92,419	2,691,446
Fairfax Financial Holdings, Ltd.	1,107	324,952
Franco-Nevada Corp.	11,469	1,597,632
George Weston, Ltd.	4,588	336,299
Gildan Activewear, Inc.	39,138	768,842
IGM Financial, Inc. (c)	17,390	397,467
Imperial Oil, Ltd. (c)	38,317	457,251
Kinross Gold Corp. (b)	103,304	908,719
Kirkland Lake Gold, Ltd.	13,105	637,713
Loblaw Cos., Ltd.	34,141	1,782,259
Magna International, Inc.	14,818	675,920
Manulife Financial Corp.	120,048	1,664,450
National Bank of Canada	36,711	1,817,754
Nutrien, Ltd. (c)	56,239	2,198,194
Onex Corp.	5,966	265,304
Open Text Corp. (c)	17,390	732,704
Pan American Silver Corp.	9,667	309,822
Parkland Corp. (c)	1,546	40,752
Pembina Pipeline Corp.	2,522	53,357
Restaurant Brands International, Inc.	14,816	848,308
Rogers Communications, Inc. Class B	40,666	1,608,069
Royal Bank of Canada	96,030	6,721,201
Shaw Communications, Inc. Class B (c)	44,968	818,059
Shopify, Inc. Class A (b)	6,188	6,308,170
SmartCentres Real Estate Investment Trust	31,293	468,546
Sun Life Financial, Inc.	48,442	1,967,781
Security Description	Shares	Value
Suncor Energy, Inc.	102,245	$ 1,244,622
TC Energy Corp. (c)	52,432	2,194,235
Teck Resources, Ltd. Class B	36,573	507,628
TELUS Corp.	59,494	1,043,567
Thomson Reuters Corp.	23,554	1,873,740
Toronto-Dominion Bank	122,890	5,671,846
Yamana Gold, Inc.	49,599	281,089
		82,524,122
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	43,840	96,548
Enel Americas SA ADR	146,374	945,576
Enel Chile SA ADR	202,817	697,690
Sociedad Quimica y Minera de Chile SA ADR (c)	9,988	323,811
		2,063,625
CHINA — 11.8%
3SBio, Inc. (b)(c)(e)	196,500	221,094
51job, Inc. ADR (b)	2,269	176,959
AAC Technologies Holdings, Inc. (c)	65,500	352,855
Agile Group Holdings, Ltd.	130,000	169,755
Agricultural Bank of China, Ltd. Class H	1,957,000	611,089
Air China, Ltd. Class H	136,000	88,970
Airtac International Group	17,000	382,121
AK Medical Holdings, Ltd. (e)	50,000	127,613
Alibaba Group Holding, Ltd. ADR (b)	106,486	31,304,754
Alibaba Health Information Technology, Ltd. (b)	266,000	648,010
A-Living Services Co., Ltd. Class H (e)	25,750	130,245
Anhui Conch Cement Co., Ltd. Class H	33,500	230,394
ANTA Sports Products, Ltd.	67,000	692,477
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	322,262
Autobio Diagnostics Co., Ltd. Class A	7,300	173,531
Autohome, Inc. ADR	4,873	467,808
AviChina Industry & Technology Co., Ltd. Class H	526,000	299,311
Baidu, Inc. ADR (b)	17,537	2,220,009
Bank of Chengdu Co., Ltd. Class A	63,000	91,720
Bank of China, Ltd. Class H	5,328,436	1,650,096
Bank of Communications Co., Ltd. Class H	1,060,710	509,141
BeiGene, Ltd. ADR (b)	1,255	359,482
Beijing Enterprises Water Group, Ltd.	306,000	118,452
Beijing Shunxin Agriculture Co., Ltd. Class A	21,800	193,255
Beijing Sinnet Technology Co., Ltd. Class A	65,100	214,496

2

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Beijing Tiantan Biological Products Corp., Ltd. Class A	97,948	$ 573,720
Beijing Tongrentang Co., Ltd. Class A	12,900	51,286
Bilibili, Inc. ADR (b)	2,028	84,365
BOC Hong Kong Holdings, Ltd.	160,000	421,161
Brilliance China Automotive Holdings, Ltd.	266,000	249,525
BYD Co., Ltd. Class H (c)	34,000	532,594
CanSino Biologics, Inc. Class H (b)(e)	2,800	59,396
Centre Testing International Group Co., Ltd. Class A	136,500	491,386
CGN Power Co., Ltd. Class H (e)	130,400	26,753
Changchun High & New Technology Industry Group, Inc. Class A	1,200	65,362
China CITIC Bank Corp., Ltd. Class H	509,000	196,375
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	353,000	184,471
China Conch Venture Holdings, Ltd.	42,500	196,871
China Construction Bank Corp. Class H	4,384,720	2,840,167
China Enterprise Co., Ltd. Class A	274,900	157,982
China Everbright Bank Co., Ltd. Class H	36,000	11,334
China Everbright Environment Group, Ltd.	130,628	74,163
China Everbright, Ltd.	44,000	58,705
China Evergrande Group (c)	183,000	465,174
China Galaxy Securities Co., Ltd. Class H	188,000	105,523
China Greatwall Technology Group Co., Ltd. Class A	64,600	152,688
China Jinmao Holdings Group, Ltd.	264,000	145,455
China Life Insurance Co., Ltd. Class H	537,000	1,201,494
China Mengniu Dairy Co., Ltd.	392,000	1,836,077
China Merchants Bank Co., Ltd. Class H	424,014	1,999,705
China Merchants Port Holdings Co., Ltd. (c)	359,129	365,153
China Merchants Property Operation & Service Co., Ltd. Class A	2,500	9,707
China Minsheng Banking Corp., Ltd. Class H	327,200	171,411
China National Software & Service Co., Ltd. Class A	13,100	160,278
Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	260,000	$ 180,490
China Overseas Land & Investment, Ltd.	303,000	758,477
China Overseas Property Holdings, Ltd.	195,000	159,019
China Pacific Insurance Group Co., Ltd. Class H	178,600	504,689
China Petroleum & Chemical Corp. Class H	2,165,800	869,115
China Railway Construction Corp., Ltd. Class H	96,500	66,367
China Railway Group, Ltd. Class H	195,000	91,587
China Resources Beer Holdings Co., Ltd.	263,670	1,612,640
China Shenhua Energy Co., Ltd. Class H	185,000	331,806
China South Publishing & Media Group Co., Ltd. Class A	51,700	82,735
China Southern Airlines Co., Ltd. Class H (b)(c)	156,000	84,139
China Taiping Insurance Holdings Co., Ltd.	130,800	198,816
China Telecom Corp., Ltd. Class H	1,724,000	516,088
China Traditional Chinese Medicine Holdings Co., Ltd.	308,000	128,764
China TransInfo Technology Co., Ltd. Class A	47,100	152,482
China Unicom Hong Kong, Ltd.	742,000	483,497
China Vanke Co., Ltd. Class H	65,400	199,575
China Yangtze Power Co., Ltd. Class A	107,200	302,188
China Yuhua Education Corp., Ltd. (e)	12,000	10,250
Chongqing Brewery Co., Ltd. Class A	26,755	406,827
CIFI Holdings Group Co., Ltd.	276,952	203,694
CITIC Securities Co., Ltd. Class H	86,000	191,086
CITIC, Ltd.	375,000	275,323
CNOOC, Ltd.	1,385,217	1,331,596
COSCO SHIPPING Ports, Ltd.	441,038	251,534
Country Garden Holdings Co., Ltd. (c)	407,296	498,215
Country Garden Services Holdings Co., Ltd.	61,000	392,368
CRRC Corp., Ltd. Class H	320,000	127,174
CSPC Pharmaceutical Group, Ltd.	388,000	750,968
ENN Energy Holdings, Ltd.	39,300	427,990
Fosun International, Ltd.	65,500	76,065
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	431,403
GDS Holdings, Ltd. ADR (b)	6,162	504,236
Geely Automobile Holdings, Ltd.	612,000	1,216,103

3

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Genscript Biotech Corp. (b)	152,000	$ 248,692
GF Securities Co., Ltd. Class H	131,200	165,397
Giant Network Group Co., Ltd. Class A	193,580	549,394
GoerTek, Inc. Class A	87,700	522,481
GOME Retail Holdings, Ltd. (b)(c)	1,419,000	186,759
Great Wall Motor Co., Ltd. Class H	231,500	293,632
GSX Techedu, Inc. ADR (b)(c)	5,220	470,374
Guangzhou Automobile Group Co., Ltd. Class H	179,600	149,474
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	26,100	393,367
Haidilao International Holding, Ltd. (e)	21,000	151,065
Haitong Securities Co., Ltd. Class H (b)	146,800	124,259
Hangzhou Tigermed Consulting Co., Ltd. Class A	13,000	197,213
Hengan International Group Co., Ltd.	68,000	493,548
Huadian Power International Corp., Ltd. Class A	71,900	37,718
Hualan Biological Engineering, Inc. Class A	50,720	425,936
Huaneng Power International, Inc. Class H	788,000	304,015
Huatai Securities Co., Ltd. Class H (e)	131,600	214,975
Huaxi Securities Co., Ltd. Class A	14,000	24,714
Huazhu Group, Ltd. ADR (c)	11,078	479,013
Hubei Energy Group Co., Ltd. Class A	253,300	138,476
Industrial & Commercial Bank of China, Ltd. Class H	4,603,045	2,387,644
Innovent Biologics, Inc. (b)(e)	43,000	318,477
Jafron Biomedical Co., Ltd. Class A	24,180	253,155
JD.com, Inc. ADR (b)	48,118	3,734,438
Jiangsu Expressway Co., Ltd. Class H	14,000	14,090
Jiangsu King's Luck Brewery JSC, Ltd. Class A	19,200	125,674
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,400	68,045
Jinke Properties Group Co., Ltd. Class A	644,100	858,952
Jinyu Bio-Technology Co., Ltd. Class A	76,100	302,772
Jointown Pharmaceutical Group Co., Ltd. Class A (b)	117,700	293,110
JOYY, Inc. ADR	4,514	364,144
Kingdee International Software Group Co., Ltd.	200,000	516,129
Kingsoft Corp., Ltd.	132,000	658,297
Security Description	Shares	Value
Koolearn Technology Holding, Ltd. (b)(c)(e)	11,000	$ 46,981
Kweichow Moutai Co., Ltd. Class A	5,245	1,289,551
Lenovo Group, Ltd.	402,000	265,061
Li Ning Co., Ltd.	50,000	232,258
Lingyi iTech Guangdong Co. Class A	91,000	150,051
Logan Group Co., Ltd.	44,000	69,378
Luxshare Precision Industry Co., Ltd. Class A	50,718	426,966
Luye Pharma Group, Ltd. (c)(e)	196,500	114,097
Meituan Dianping Class B (b)	192,500	6,006,000
Momo, Inc. ADR	13,593	187,040
Muyuan Foods Co., Ltd. Class A	17,630	192,243
NanJi E-Commerce Co., Ltd. Class A	134,400	341,827
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	31,850	210,306
NAURA Technology Group Co., Ltd. Class A	11,700	274,229
NetEase, Inc. ADR	4,588	2,086,026
New China Life Insurance Co., Ltd. Class H	65,700	244,574
New Hope Liuhe Co., Ltd. Class A	45,000	183,679
New Oriental Education & Technology Group, Inc. ADR (b)	9,157	1,368,971
NIO, Inc. ADR (b)	40,514	859,707
Noah Holdings, Ltd. ADR (b)	4,030	105,062
Ovctek China, Inc. Class A	63,150	578,989
Perfect World Co., Ltd. Class A	35,850	175,914
PetroChina Co., Ltd. Class H	1,308,000	383,117
PICC Property & Casualty Co., Ltd. Class H	595,415	414,102
Pinduoduo, Inc. ADR (b)	14,210	1,053,671
Ping An Healthcare and Technology Co., Ltd. (b)(c)(e)	24,700	316,319
Ping An Insurance Group Co. of China, Ltd. Class H	327,500	3,359,516
Prosus NV (b)	28,774	2,655,483
Sangfor Technologies, Inc. Class A	2,900	90,492
Seazen Group, Ltd.	264,000	224,145
Semiconductor Manufacturing International Corp. (b)(c)	155,900	364,504
Shandong Gold Mining Co., Ltd. Class A	42,140	158,344
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	533,925
Shanghai Baosight Software Co., Ltd. Class A	31,000	330,451
Shanghai Electric Group Co., Ltd. Class H (b)	264,000	71,195

4

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	417,189	$ 348,770
Shanghai M&G Stationery, Inc. Class A	13,000	130,090
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,000	55,185
Shanxi Meijin Energy Co., Ltd. Class A (b)	169,400	150,771
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	13,000	379,658
Shenergy Co., Ltd. Class A	196,200	159,012
Shengyi Technology Co., Ltd. Class A	39,400	135,392
Shennan Circuits Co., Ltd. Class A	8,680	149,009
Shenzhen Energy Group Co., Ltd. Class A	240,540	189,985
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	67,215
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	22,077
Shenzhen Kangtai Biological Products Co., Ltd. Class A	14,551	390,261
Shenzhou International Group Holdings, Ltd.	18,400	309,832
Sichuan Chuantou Energy Co., Ltd. Class A	101,000	146,001
Silergy Corp.	3,000	176,611
SINA Corp. (b)	6,708	285,828
Sinopec Shanghai Petrochemical Co., Ltd. Class H	266,000	48,395
Sinopharm Group Co., Ltd. Class H	52,400	109,939
Sun Art Retail Group, Ltd.	196,500	216,784
Sunac China Holdings, Ltd.	129,300	503,853
Sunny Optical Technology Group Co., Ltd.	49,600	757,120
TAL Education Group ADR (b)	24,459	1,859,862
Tencent Holdings, Ltd.	353,900	23,357,400
Tingyi Cayman Islands Holding Corp.	280,000	493,523
TravelSky Technology, Ltd. Class H	56,000	119,515
Trip.com Group, Ltd. ADR (b)	27,158	845,700
Tsingtao Brewery Co., Ltd. Class H	60,000	488,129
Venustech Group, Inc. Class A	8,100	41,214
Vipshop Holdings, Ltd. ADR (b)	44,340	693,478
Walvax Biotechnology Co., Ltd. Class A	84,098	630,521
Want Want China Holdings, Ltd.	140,000	97,187
Weibo Corp. ADR (b)(c)	5,901	214,973
Wens Foodstuffs Group Co., Ltd. Class A	15,180	43,708
Will Semiconductor, Ltd. Class A	6,000	156,819
Security Description	Shares	Value
Winning Health Technology Group Co., Ltd. Class A	76,840	$ 220,115
Wuhan Guide Infrared Co., Ltd. Class A	54,980	280,073
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	19,900	116,386
Wuliangye Yibin Co., Ltd. Class A	13,300	433,123
WuXi AppTec Co., Ltd. Class A	12,152	181,753
Wuxi Biologics Cayman, Inc. (b)(e)	58,000	1,411,458
Xiaomi Corp. Class B (b)(e)	163,000	430,110
Yanzhou Coal Mining Co., Ltd. Class H	278,000	206,617
Yealink Network Technology Corp., Ltd. Class A	18,150	161,299
Yifeng Pharmacy Chain Co., Ltd. Class A	2,940	43,019
Yihai International Holding, Ltd.	11,000	171,600
Yonyou Network Technology Co., Ltd. Class A	16,130	90,819
Yum China Holdings, Inc.	22,596	1,196,458
Yunda Holding Co., Ltd. Class A	11,570	31,933
Zai Lab, Ltd. ADR (b)	2,801	232,959
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	13,200	109,353
Zhongjin Gold Corp., Ltd. Class A	85,000	125,879
Zhuzhou CRRC Times Electric Co., Ltd. Class H	68,200	227,920
Zijin Mining Group Co., Ltd. Class H	1,308,000	826,994
ZTE Corp. Class H	62,400	148,472
ZTO Express Cayman, Inc. ADR	3,674	109,926
		149,821,172
COLOMBIA — 0.1%
Bancolombia SA ADR (c)	30,964	791,130
DENMARK — 1.7%
Ambu A/S Class B (c)	10,239	290,342
AP Moller - Maersk A/S Class B	770	1,222,732
Chr. Hansen Holding A/S	1,841	204,699
Coloplast A/S Class B	4,180	660,806
Danske Bank A/S (b)	59,094	801,543
DSV Panalpina A/S	20,085	3,282,768
Genmab A/S (b)	4,690	1,699,342
GN Store Nord A/S	2,464	186,632
Novo Nordisk A/S Class B	126,218	8,735,990
Novozymes A/S Class B	12,807	806,824
Orsted A/S (e)	5,283	728,563
Pandora A/S	7,741	558,159
Vestas Wind Systems A/S	17,710	2,873,664
		22,052,064

5

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
EGYPT — 0.1%
Commercial International Bank Egypt SAE	213,421	$ 901,352
FINLAND — 0.9%
Elisa Oyj	9,279	547,098
Fortum Oyj	10,234	207,316
Kone Oyj Class B	27,481	2,418,854
Neste Oyj	24,846	1,310,231
Nokia Oyj (b)(d)	184,552	724,990
Nokia Oyj (b)(d)	97,780	384,633
Nordea Bank Abp (b)(d)	190,905	1,457,064
Nordea Bank Abp (b)(d)	2,943	22,387
Sampo Oyj Class A	29,029	1,150,241
Stora Enso Oyj Class R	61,211	960,046
UPM-Kymmene Oyj	53,030	1,616,205
Wartsila OYJ Abp	28,871	227,442
		11,026,507
FRANCE — 6.5%
Accor SA (b)	21,844	614,769
Air Liquide SA	35,432	5,629,937
Airbus SE (b)	36,370	2,647,242
Alstom SA (b)	18,576	926,220
AXA SA	112,268	2,076,928
BioMerieux	477	74,842
BNP Paribas SA (b)	66,229	2,405,626
Bouygues SA	21,062	731,566
Capgemini SE	13,696	1,762,653
Carrefour SA	61,858	991,229
Cie de Saint-Gobain (b)	31,492	1,329,817
Cie Generale des Etablissements Michelin SCA	10,642	1,144,606
Credit Agricole SA (b)	70,098	614,202
Danone SA	43,614	2,824,171
Dassault Systemes SE	7,997	1,498,085
Edenred	10,849	488,528
Electricite de France SA	5,903	62,479
Engie SA (b)	81,759	1,094,889
EssilorLuxottica SA (b)	18,498	2,519,490
Hermes International	919	793,378
ICADE REIT	1,450	81,480
Ingenico Group SA (b)(c)	1,570	243,572
Kering SA	5,408	3,599,545
Klepierre SA REIT (c)	3,661	51,453
La Francaise des Jeux SAEM (e)	333	12,269
Legrand SA	17,503	1,399,388
L'Oreal SA	17,033	5,544,715
LVMH Moet Hennessy Louis Vuitton SE	17,250	8,079,152
Orange SA	151,725	1,580,645
Pernod Ricard SA	16,142	2,577,173
Peugeot SA (b)(c)	30,470	553,825
Publicis Groupe SA	24,663	797,643
Renault SA (b)	6,006	156,318
Safran SA (b)	19,779	1,958,489
Sanofi	71,640	7,168,461
Security Description	Shares	Value
Sartorius Stedim Biotech	37	$ 12,782
Schneider Electric SE	38,747	4,818,561
Societe Generale SA (b)	43,645	579,259
Sodexo SA	11,015	788,180
Teleperformance	1,017	314,366
TOTAL SE (c)	152,447	5,219,998
Ubisoft Entertainment SA (b)	417	37,682
Unibail-Rodamco-Westfield (c)	44,372	76,965
Unibail-Rodamco-Westfield REIT (c)	6,314	233,229
Valeo SA	14,945	460,038
Veolia Environnement SA	37,394	807,719
Vinci SA	35,870	3,008,344
Vivendi SA	81,676	2,279,502
Worldline SA (b)(e)	1,241	102,043
		82,773,453
GERMANY — 5.8%
Adidas AG (b)	13,058	4,227,773
Allianz SE	28,237	5,417,807
BASF SE	63,289	3,857,741
Bayer AG	62,387	3,900,061
Bayerische Motoren Werke AG	22,519	1,636,965
Commerzbank AG (b)	46,979	230,992
Continental AG	6,113	662,935
Covestro AG (e)	10,885	540,568
Daimler AG	53,939	2,911,787
Delivery Hero SE (b)(e)	7,037	809,680
Deutsche Bank AG (b)	115,467	973,544
Deutsche Boerse AG	17,308	3,040,376
Deutsche Lufthansa AG (b)	23,887	206,162
Deutsche Post AG	83,760	3,820,805
Deutsche Telekom AG	235,679	3,949,314
E.ON SE	150,580	1,664,775
Fresenius Medical Care AG & Co. KGaA	17,664	1,491,801
Fresenius SE & Co. KGaA	26,397	1,201,961
Henkel AG & Co. KGaA Preference Shares	6,681	699,776
Infineon Technologies AG	41,171	1,164,253
Merck KGaA	17,756	2,593,328
METRO AG	15,946	159,316
MTU Aero Engines AG	444	73,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,110	3,329,889
Puma SE (b)	5,338	481,113
RWE AG	38,841	1,456,590
SAP SE	68,057	10,595,187
Sartorius AG Preference Shares	1,243	510,745
Scout24 AG (e)	358	31,276
Siemens AG	54,053	6,838,004
Siemens Energy AG (b)	27,026	728,917
TeamViewer AG (b)(e)	6,394	315,813
Thyssenkrupp AG (b)	31,813	160,861
United Internet AG	5,240	200,747
Volkswagen AG (b)	4,500	787,318

6

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Volkswagen AG Preference Shares (b)	8,653	$ 1,394,190
Vonovia SE	22,851	1,569,724
Zalando SE (b)(e)	4,564	427,623
		74,063,650
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,673	38,586
JUMBO SA	26,432	464,932
OPAP SA	43,631	414,428
		917,946
HONG KONG — 2.4%
AIA Group, Ltd.	751,400	7,358,872
Alibaba Pictures Group, Ltd. (b)	920,000	136,516
ASM Pacific Technology, Ltd.	9,200	93,543
Bank of East Asia, Ltd.	322,869	593,246
China Gas Holdings, Ltd.	65,800	186,787
China Huishan Dairy Holdings Co., Ltd. (b)(c)(f)	1,418,000	—
China Mobile, Ltd.	407,500	2,600,113
China Resources Land, Ltd.	132,000	594,426
CK Asset Holdings, Ltd.	196,032	954,866
CK Hutchison Holdings, Ltd.	125,532	754,812
CLP Holdings, Ltd.	88,500	822,194
Haier Electronics Group Co., Ltd.	103,000	372,129
Hang Lung Properties, Ltd.	375,000	947,419
Hang Seng Bank, Ltd.	51,400	756,741
Henderson Land Development Co., Ltd.	212,317	782,148
Hong Kong & China Gas Co., Ltd.	665,531	953,212
Hong Kong Exchanges & Clearing, Ltd.	87,640	4,091,374
Jardine Matheson Holdings, Ltd.	3,200	126,976
Jardine Strategic Holdings, Ltd.	1,000	19,810
Link REIT	250,586	2,037,022
Melco Resorts & Entertainment, Ltd. ADR	9,799	163,153
New World Development Co., Ltd.	145,601	704,521
Sino Biopharmaceutical, Ltd.	1,201,500	1,308,472
SSY Group, Ltd.	260,000	147,613
Sun Hung Kai Properties, Ltd.	105,185	1,340,939
Swire Pacific, Ltd. Class A	65,506	314,429
Techtronic Industries Co., Ltd.	114,000	1,494,503
Vinda International Holdings, Ltd. (c)	10,000	32,774
WH Group, Ltd. (e)	327,601	265,463
Wharf Holdings, Ltd.	12,000	23,876
Wharf Real Estate Investment Co., Ltd.	12,000	48,774
		30,026,723
Security Description	Shares	Value
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (b)	73,662	$ 402,198
OTP Bank Nyrt (b)	21,634	652,433
		1,054,631
INDIA — 2.4%
Adani Ports & Special Economic Zone, Ltd.	47,766	221,253
Ambuja Cements, Ltd.	123,177	362,285
Aurobindo Pharma, Ltd.	27,667	298,682
Avenue Supermarts, Ltd. (b)(e)	3,772	112,636
Axis Bank, Ltd. (b)	92,953	535,003
Bajaj Auto, Ltd.	5,640	220,241
Bajaj Finance, Ltd.	17,007	755,749
Bajaj Finserv, Ltd.	1,915	151,901
Bandhan Bank, Ltd. (b)(e)	3,743	13,850
Bharat Forge, Ltd.	10,344	62,747
Bharat Petroleum Corp., Ltd.	44,008	210,586
Bharti Airtel, Ltd.	109,838	626,678
Bharti Infratel, Ltd.	66,034	156,896
Bosch, Ltd.	145	26,984
Dabur India, Ltd.	58,161	402,468
Dr Reddy's Laboratories, Ltd. ADR	17,361	1,207,631
Eicher Motors, Ltd.	9,450	282,142
Godrej Consumer Products, Ltd.	37,666	370,100
HCL Technologies, Ltd.	77,152	848,693
HDFC Life Insurance Co., Ltd. (b)(e)	14,835	112,479
Hindalco Industries, Ltd.	54,396	129,207
Hindustan Petroleum Corp., Ltd.	54,096	132,454
Hindustan Unilever, Ltd.	71,412	2,001,869
Housing Development Finance Corp., Ltd.	91,907	2,167,563
ICICI Bank, Ltd. ADR (b)	98,760	970,811
ICICI Lombard General Insurance Co., Ltd. (e)	6,258	110,223
Indian Oil Corp., Ltd.	53,804	53,892
Info Edge India, Ltd.	4,690	231,048
Infosys, Ltd. ADR	265,821	3,670,988
ITC, Ltd.	180,236	419,443
Jubilant Foodworks, Ltd.	10,275	326,487
LIC Housing Finance, Ltd.	32,692	122,207
Lupin, Ltd.	21,981	300,131
Mahindra & Mahindra, Ltd. GDR	61,411	501,114
Marico, Ltd.	91,644	450,892
Maruti Suzuki India, Ltd.	4,162	380,404
Motherson Sumi Systems, Ltd.	29,717	46,259
Nestle India, Ltd.	3,987	860,229
Piramal Enterprises, Ltd.	6,597	112,081
REC, Ltd.	18,434	24,760
Reliance Industries, Ltd. GDR (e)	99,028	6,020,902
SBI Life Insurance Co., Ltd. (b)(e)	4,612	50,724

7

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shree Cement, Ltd.	1,936	$ 531,546
Shriram Transport Finance Co., Ltd.	29,292	245,893
State Bank of India (b)	27,780	69,808
Sun Pharmaceutical Industries, Ltd.	53,852	365,278
Tata Consultancy Services, Ltd.	48,702	1,645,161
Tata Motors, Ltd. ADR (b)(c)	35,193	319,904
Tech Mahindra, Ltd.	37,961	407,368
United Spirits, Ltd. (b)	49,661	347,216
UPL, Ltd.	41,246	281,141
Vedanta, Ltd.	63,236	117,336
Zee Entertainment Enterprises, Ltd.	83,125	235,359
		30,628,702
INDONESIA — 0.4%
Adaro Energy Tbk PT	352,500	26,887
Astra International Tbk PT	1,794,100	537,748
Bank Central Asia Tbk PT	616,200	1,122,246
Bank Mandiri Persero Tbk PT	1,462,500	487,500
Bank Rakyat Indonesia Persero Tbk PT	4,387,900	896,453
Barito Pacific Tbk PT (b)	265,300	14,085
Charoen Pokphand Indonesia Tbk PT	1,103,300	420,781
Gudang Garam Tbk PT (b)	89,900	241,969
Indah Kiat Pulp & Paper Corp. Tbk PT	144,300	87,036
Telekomunikasi Indonesia Persero Tbk PT	4,451,500	765,849
United Tractors Tbk PT	45,000	68,952
		4,669,506
IRELAND — 0.6%
CRH PLC	64,164	2,322,719
Flutter Entertainment PLC (b)	8,039	1,279,235
James Hardie Industries PLC	75,985	1,804,878
Kerry Group PLC Class A	15,296	1,964,087
Smurfit Kappa Group PLC	15,944	626,715
		7,997,634
ISRAEL — 0.4%
Bank Hapoalim BM	202,597	1,083,976
Bank Leumi Le-Israel BM	208,233	918,093
Check Point Software Technologies, Ltd. (b)	5,587	672,340
Isracard, Ltd.	1	1
Nice, Ltd. (b)	7,545	1,707,182
Teva Pharmaceutical Industries, Ltd. ADR (b)	66,290	597,273
Wix.com, Ltd. (b)	2,419	616,482
		5,595,347
ITALY — 1.1%
Assicurazioni Generali SpA	82,250	1,159,817
Atlantia SpA (b)(c)	49,185	774,600
DiaSorin SpA	570	114,900
Security Description	Shares	Value
Enel SpA	469,550	$ 4,084,485
Eni SpA	161,816	1,269,072
Ferrari NV	11,671	2,143,913
FinecoBank Banca Fineco SpA (b)	1,228	16,927
Intesa Sanpaolo SpA (b)	847,075	1,592,297
Leonardo SpA (c)	46,308	271,516
Mediobanca Banca di Credito Finanziario SpA	56,266	441,936
Snam SpA	158,967	818,165
Telecom Italia SpA	1,158,600	464,652
UniCredit SpA (b)	108,596	897,147
		14,049,427
JAPAN — 16.4%
Acom Co., Ltd. (c)	39,400	169,876
Advantest Corp.	4,900	236,340
Aeon Co., Ltd.	52,400	1,403,226
AGC, Inc.	32,900	957,102
Aisin Seiki Co., Ltd.	22,800	723,775
Ajinomoto Co., Inc.	19,600	400,989
Asahi Group Holdings, Ltd.	44,600	1,545,130
Asahi Intecc Co., Ltd.	4,200	131,337
Asahi Kasei Corp.	127,800	1,107,729
Astellas Pharma, Inc.	158,900	2,359,484
Bridgestone Corp.	52,800	1,659,600
Canon, Inc.	67,300	1,113,801
Central Japan Railway Co.	11,700	1,673,012
Chiba Bank, Ltd. (c)	170,300	934,367
Chubu Electric Power Co., Inc.	67,500	819,364
Chugai Pharmaceutical Co., Ltd.	29,100	1,300,166
Concordia Financial Group, Ltd.	173,500	600,090
CyberAgent, Inc.	2,200	134,881
Dai-ichi Life Holdings, Inc.	50,000	699,801
Daiichi Sankyo Co., Ltd.	115,800	3,543,241
Daikin Industries, Ltd.	13,300	2,432,389
Daiwa House REIT Investment Corp.	64	163,138
Daiwa Securities Group, Inc.	171,500	716,195
Denso Corp.	38,100	1,659,677
Dentsu Group, Inc.	2,200	64,522
East Japan Railway Co.	26,900	1,651,777
Eisai Co., Ltd.	14,800	1,344,103
Electric Power Development Co., Ltd.	14,800	227,617
FANUC Corp.	13,000	2,478,537
Fast Retailing Co., Ltd.	4,100	2,558,761
FUJIFILM Holdings Corp.	32,000	1,572,254
Fujitsu, Ltd.	14,800	2,011,106
GLP J-REIT	170	262,257
GMO Payment Gateway, Inc.	1,400	149,114
Hitachi, Ltd.	65,700	2,205,772
Honda Motor Co., Ltd.	119,100	2,791,565
Hoya Corp.	30,300	3,405,269
Idemitsu Kosan Co., Ltd. (c)	12,500	265,564
Inpex Corp.	66,900	357,227
ITOCHU Corp. (c)	131,100	3,335,578

8

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Japan Exchange Group, Inc.	30,500	$ 849,133
Japan Prime Realty Investment Corp. REIT	7	21,657
Japan Real Estate Investment Corp. REIT	187	953,340
Japan Retail Fund Investment Corp. REIT	536	824,850
Japan Tobacco, Inc.	67,600	1,229,906
JFE Holdings, Inc. (b)	39,300	272,601
JSR Corp. (c)	38,100	898,616
JXTG Holdings, Inc.	275,408	978,660
Kajima Corp.	77,000	920,819
Kakaku.com, Inc. (c)	2,700	70,794
Kamigumi Co., Ltd.	72,800	1,426,612
Kansai Electric Power Co., Inc.	90,400	873,761
Kao Corp.	36,000	2,690,533
KDDI Corp.	105,800	2,662,795
Keikyu Corp. (c)	65,711	1,004,999
Keyence Corp.	10,400	4,826,988
Kintetsu Group Holdings Co., Ltd.	27,200	1,155,994
Kirin Holdings Co., Ltd.	13,500	252,461
Komatsu, Ltd.	68,400	1,497,242
Kose Corp.	2,200	267,886
Kubota Corp.	102,900	1,830,709
Kyocera Corp.	37,100	2,108,298
Lasertec Corp.	3,100	252,923
LIXIL Group Corp.	37,800	755,785
M3, Inc.	23,900	1,472,093
Makita Corp.	27,200	1,293,888
Marubeni Corp. (c)	172,500	971,773
Marui Group Co., Ltd. (c)	40,300	767,965
Mazda Motor Corp.	13,300	77,005
McDonald's Holdings Co. Japan, Ltd.	2,400	116,441
Mebuki Financial Group, Inc.	207,600	468,197
MEIJI Holdings Co., Ltd.	3,200	243,798
Mercari, Inc. (b)(c)	1,200	55,150
Mitsubishi Chemical Holdings Corp.	173,500	995,821
Mitsubishi Corp.	120,400	2,866,531
Mitsubishi Electric Corp.	172,500	2,323,593
Mitsubishi Estate Co., Ltd.	116,118	1,746,226
Mitsubishi Heavy Industries, Ltd.	38,700	854,642
Mitsubishi UFJ Financial Group, Inc.	688,100	2,713,147
Mitsui & Co., Ltd.	140,600	2,402,178
Mitsui Chemicals, Inc.	29,300	704,111
Mitsui Fudosan Co., Ltd.	20,700	358,273
Mizuho Financial Group, Inc. (c)	101,280	1,257,722
MonotaRO Co., Ltd.	2,500	123,662
MS&AD Insurance Group Holdings, Inc.	52,800	1,412,937
Murata Manufacturing Co., Ltd.	46,300	2,971,571
NEC Corp.	16,700	971,648
Security Description	Shares	Value
Nexon Co., Ltd.	16,300	$ 404,990
Nidec Corp.	34,300	3,186,881
Nihon M&A Center, Inc.	2,500	141,666
Nintendo Co., Ltd.	8,200	4,635,762
Nippon Building Fund, Inc. REIT	38	214,612
Nippon Paint Holdings Co., Ltd.	4,500	460,959
Nippon Prologis REIT, Inc.	121	407,614
Nippon Steel Corp. (b)	58,400	547,586
Nippon Telegraph & Telephone Corp.	94,600	1,927,319
Nippon Yusen KK	13,300	228,997
Nissan Motor Co., Ltd. (b)	168,600	594,006
Nitori Holdings Co., Ltd.	4,100	848,906
Nitto Denko Corp.	14,700	952,791
Nomura Holdings, Inc.	196,700	892,074
Nomura Real Estate Master Fund, Inc. REIT	79	98,816
Nomura Research Institute, Ltd.	3,400	99,716
NTT Data Corp.	91,000	1,157,225
NTT DOCOMO, Inc.	98,500	3,626,196
Obayashi Corp.	125,000	1,131,195
Obic Co., Ltd.	2,200	384,421
Olympus Corp.	48,300	998,679
Ono Pharmaceutical Co., Ltd.	19,800	619,911
Oriental Land Co., Ltd. (c)	9,400	1,312,954
ORIX Corp.	118,600	1,466,626
Orix JREIT, Inc.	48	73,367
Osaka Gas Co., Ltd.	65,700	1,276,272
Otsuka Holdings Co., Ltd.	13,300	560,584
Panasonic Corp.	174,700	1,471,367
Rakuten, Inc.	47,400	508,451
Recruit Holdings Co., Ltd.	59,600	2,349,436
Resona Holdings, Inc.	52,800	178,919
Rohm Co., Ltd.	13,300	1,020,847
Ryohin Keikaku Co., Ltd.	13,100	215,995
SBI Holdings, Inc.	15,000	385,625
Secom Co., Ltd.	14,800	1,347,188
Seven & i Holdings Co., Ltd.	53,600	1,650,715
Sharp Corp.	34,700	426,804
Shimano, Inc.	600	117,805
Shin-Etsu Chemical Co., Ltd.	26,500	3,436,487
Shionogi & Co., Ltd.	13,000	693,424
Shiseido Co., Ltd.	17,900	1,023,657
Shizuoka Bank, Ltd.	139,100	956,947
Showa Denko KK	4,600	83,779
SMC Corp.	4,200	2,326,656
SoftBank Group Corp.	93,300	5,719,300
Sompo Holdings, Inc.	32,100	1,103,865
Sony Corp.	88,700	6,751,051
Subaru Corp.	18,500	356,221
Sumitomo Chemical Co., Ltd.	173,500	570,497
Sumitomo Corp. (c)	90,900	1,084,030
Sumitomo Electric Industries, Ltd.	67,600	755,239

9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	57,100	$ 1,578,596
Sumitomo Mitsui Trust Holdings, Inc.	14,700	388,987
Suzuki Motor Corp.	13,100	556,499
Sysmex Corp.	11,600	1,102,511
T&D Holdings, Inc.	37,800	369,654
Takeda Pharmaceutical Co., Ltd.	99,599	3,533,580
TDK Corp.	13,000	1,405,572
Teijin, Ltd.	59,300	915,377
Terumo Corp.	62,600	2,479,560
Tohoku Electric Power Co., Inc.	38,200	382,253
Tokio Marine Holdings, Inc.	52,800	2,301,526
Tokyo Electric Power Co. Holdings, Inc. (b)	120,300	329,449
Tokyo Electron, Ltd.	11,700	3,030,048
Tokyo Gas Co., Ltd.	56,100	1,279,035
Tokyu Corp.	91,600	1,183,083
Toppan Printing Co., Ltd.	91,000	1,274,500
Toray Industries, Inc.	173,500	788,009
Toshiba Corp.	28,900	731,469
Toyota Motor Corp.	128,900	8,467,116
Toyota Tsusho Corp.	28,900	805,684
Unicharm Corp.	9,200	410,787
United Urban Investment Corp. REIT	17	18,799
Welcia Holdings Co., Ltd.	1,400	61,357
West Japan Railway Co.	15,400	757,523
Yakult Honsha Co., Ltd.	3,400	188,477
Yamada Denki Co., Ltd.	106,100	526,830
Yamaha Corp.	22,200	1,056,041
Yamaha Motor Co., Ltd.	52,900	762,947
Z Holdings Corp.	229,700	1,521,466
ZOZO, Inc. (c)	10,800	299,653
		208,252,285
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA (b)	25,907	345,844
Eurofins Scientific SE (b)	350	277,203
SES SA	22,798	161,902
		784,949
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	130,000	871,419
Sands China, Ltd.	206,400	794,973
SJM Holdings, Ltd.	131,000	154,327
Wynn Macau, Ltd. (b)	53,200	84,845
		1,905,564
MALAYSIA — 0.4%
AMMB Holdings Bhd	204,700	147,780
Carlsberg Brewery Malaysia Bhd Class B	13,500	67,248
CIMB Group Holdings Bhd	441,577	327,291
Dialog Group Bhd	848,400	777,862
Fraser & Neave Holdings Bhd	5,000	38,624
Gamuda Bhd	141,780	119,074
Security Description	Shares	Value
Genting Bhd	181,400	$ 138,816
Genting Malaysia Bhd	457,900	229,198
Genting Plantations Bhd	201,500	480,051
Hartalega Holdings Bhd	108,300	422,202
Hong Leong Financial Group Bhd	38,239	131,405
Malaysia Airports Holdings Bhd	149,300	170,300
Petronas Chemicals Group Bhd	17,300	23,355
PPB Group Bhd	131,940	603,263
RHB Bank Bhd	114,410	125,822
Tenaga Nasional Bhd	153,900	388,870
Top Glove Corp. Bhd	298,500	596,210
Westports Holdings Bhd	152,300	141,470
		4,928,841
MEXICO — 0.5%
America Movil SAB de CV Series L	2,534,644	1,593,643
Cemex SAB de CV Series CPO	1,497,336	568,392
Fomento Economico Mexicano SAB de CV	184,876	1,043,478
Grupo Financiero Banorte SAB de CV Series O (b)	233,935	811,936
Grupo Mexico SAB de CV Class B	206,907	527,208
Grupo Televisa SAB Series CPO (b)(c)	288,322	356,815
Industrias Penoles SAB de CV	14,877	240,780
Kimberly-Clark de Mexico SAB de CV Class A	290,416	461,756
Wal-Mart de Mexico SAB de CV	275,441	661,909
		6,265,917
NETHERLANDS — 2.9%
Adyen NV (b)(e)	1,230	2,268,111
Akzo Nobel NV	17,792	1,803,049
ASML Holding NV	26,652	9,835,471
Heineken NV	22,431	1,995,926
ING Groep NV (b)	217,219	1,542,851
Just Eat Takeaway.com NV (b)(e)	5,143	577,523
Koninklijke Ahold Delhaize NV	88,885	2,631,834
Koninklijke DSM NV	17,704	2,918,941
Koninklijke KPN NV	423,298	996,236
Koninklijke Philips NV (b)	74,357	3,505,230
Royal Dutch Shell PLC Class A	222,524	2,772,938
Royal Dutch Shell PLC Class B	244,340	2,969,929
Wolters Kluwer NV	32,569	2,781,909
		36,599,948
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	51,203	519,185
Fisher & Paykel Healthcare Corp., Ltd.	24,607	541,144
Meridian Energy, Ltd.	205,360	671,928
Spark New Zealand, Ltd.	150,099	466,313
		2,198,570

10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
NORWAY — 0.4%
DNB ASA	95,255	$ 1,316,341
Equinor ASA	80,664	1,144,879
Norsk Hydro ASA (b)	134,264	369,360
Telenor ASA	68,569	1,146,530
Yara International ASA	17,533	673,654
		4,650,764
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	17,242	210,697
Credicorp, Ltd.	6,659	825,650
		1,036,347
PHILIPPINES — 0.2%
Ayala Land, Inc.	478,600	293,202
BDO Unibank, Inc.	36,127	64,273
Globe Telecom, Inc.	2,550	109,406
GT Capital Holdings, Inc.	8,008	63,826
JG Summit Holdings, Inc.	226,830	281,666
Jollibee Foods Corp.	98,250	293,858
Megaworld Corp. (b)	1,559,600	95,223
Metro Pacific Investments Corp.	3,384,500	243,645
PLDT, Inc. ADR (c)	14,512	392,550
SM Prime Holdings, Inc.	509,200	308,797
Universal Robina Corp.	57,670	159,401
		2,305,847
POLAND — 0.1%
CD Projekt SA (b)	6,129	663,254
LPP SA (b)	48	81,565
Orange Polska SA (b)	84,686	149,819
Polski Koncern Naftowy ORLEN SA	16,339	193,760
Powszechna Kasa Oszczednosci Bank Polski SA (b)	44,215	242,554
Santander Bank Polska SA (b)	3,311	122,118
		1,453,070
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	162,103	797,428
Jeronimo Martins SGPS SA	18,943	304,437
		1,101,865
QATAR — 0.1%
Commercial Bank PQSC	265,097	296,332
Qatar Electricity & Water Co. QSC	98,354	456,248
Qatar National Bank QPSC	228,864	1,144,006
		1,896,586
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	26,749	110,652
RUSSIA — 0.7%
Gazprom PJSC ADR	389,218	1,694,655
LUKOIL PJSC ADR	36,796	2,112,458
Magnit PJSC GDR	7,476	111,542
Security Description	Shares	Value
MMC Norilsk Nickel PJSC ADR (c)	34,972	$ 844,574
Mobile TeleSystems PJSC ADR	82,680	721,796
Novatek PJSC GDR	738	101,106
Sberbank of Russia PJSC ADR (b)	106,677	1,246,521
Surgutneftegas PJSC ADR	115,274	569,454
Tatneft PJSC ADR	31,715	1,134,763
		8,536,869
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	7,871	271,957
Advanced Petrochemical Co.	19,017	299,636
Al Rajhi Bank	9,851	172,548
Alinma Bank (b)	12,331	53,717
Arab National Bank	27,668	149,445
Bank AlBilad	59,191	380,941
Bank Al-Jazira	13,328	49,817
Banque Saudi Fransi	22,240	191,515
Bupa Arabia for Cooperative Insurance Co. (b)	14,408	471,701
Co. for Cooperative Insurance (b)	17,069	395,451
Dar Al Arkan Real Estate Development Co. (b)	67,770	169,294
Emaar Economic City (b)	492,356	1,320,510
Etihad Etisalat Co. (b)	51,512	392,084
Jarir Marketing Co.	22,608	1,129,526
National Commercial Bank	20,371	201,760
Rabigh Refining & Petrochemical Co. (b)	29,988	125,040
Riyad Bank	68,217	339,003
Sahara International Petrochemical Co.	10,143	44,673
Samba Financial Group	16,636	119,307
Saudi Airlines Catering Co.	47,881	1,054,406
Saudi Arabian Fertilizer Co.	8,488	185,333
Saudi Arabian Mining Co. (b)	14,086	156,787
Saudi British Bank	20,010	134,968
Saudi Cement Co.	28,578	442,662
Saudi Electricity Co.	72,339	332,101
Saudi Industrial Investment Group	13,824	85,651
Saudi Kayan Petrochemical Co. (b)	14,372	44,753
Saudi Telecom Co.	17,988	481,483
Savola Group	17,529	224,317
		9,420,386
SINGAPORE — 0.6%
CapitaLand, Ltd. (c)	369,456	733,445
DBS Group Holdings, Ltd.	169,058	2,465,713
Singapore Exchange, Ltd.	207,200	1,388,821
Singapore Telecommunications, Ltd.	752,000	1,167,856
United Overseas Bank, Ltd.	177,429	2,473,426

11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Venture Corp., Ltd.	5,700	$ 80,337
		8,309,598
SOUTH AFRICA — 1.1%
Anglo American Platinum, Ltd.	5,216	363,697
Anglo American PLC	84,974	2,060,648
Aspen Pharmacare Holdings, Ltd. (b)	30,633	219,059
Bid Corp., Ltd.	20,515	317,650
Bidvest Group, Ltd.	24,988	206,900
Capitec Bank Holdings, Ltd.	6,589	409,790
Discovery, Ltd.	67,329	516,350
Exxaro Resources, Ltd.	18,499	138,055
FirstRand, Ltd.	317,075	783,753
Gold Fields, Ltd.	67,543	823,150
Impala Platinum Holdings, Ltd. (c)	17,786	155,116
Mr. Price Group, Ltd.	27,661	218,917
MTN Group, Ltd. (c)	111,103	373,940
MultiChoice Group, Ltd.	29,215	169,668
Naspers, Ltd. Class N	27,501	4,880,273
Nedbank Group, Ltd.	13,830	83,552
Old Mutual, Ltd. (c)	423,314	259,730
Rand Merchant Investment Holdings, Ltd.	32,252	56,132
Remgro, Ltd.	34,250	193,057
Sanlam, Ltd.	201,040	626,623
Sasol, Ltd. (b)	29,528	229,373
Sibanye Stillwater, Ltd. (c)	76,416	212,206
Standard Bank Group, Ltd.	115,686	749,323
Woolworths Holdings, Ltd.	54,902	116,025
		14,162,987
SOUTH KOREA — 3.6%
Amorepacific Corp.	570	79,932
Amorepacific Corp. Preference Shares	2,087	103,324
AMOREPACIFIC Group	534	22,328
BGF retail Co., Ltd.	765	80,785
Celltrion Healthcare Co., Ltd. (b)	1,461	109,559
Celltrion Pharm, Inc. (b)	199	19,296
Celltrion, Inc. (b)	6,966	1,533,771
CJ CheilJedang Corp.	2,313	781,218
CJ Corp.	798	55,406
Coway Co., Ltd.	3,082	208,980
E-MART, Inc.	2,711	328,009
Hana Financial Group, Inc.	23,736	570,313
Hanmi Pharm Co., Ltd.	419	97,988
Helixmith Co., Ltd. (b)	1,341	40,649
HLB, Inc. (b)	3,325	294,829
Hotel Shilla Co., Ltd.	3,340	217,336
Hyundai Department Store Co., Ltd.	4,573	220,145
Hyundai Engineering & Construction Co., Ltd.	2,806	73,059
Security Description	Shares	Value
Hyundai Heavy Industries Holdings Co., Ltd.	819	$ 152,665
Hyundai Mobis Co., Ltd.	3,794	746,148
Hyundai Motor Co.	10,436	1,592,840
Hyundai Steel Co.	6,473	136,157
Kakao Corp.	1,557	485,273
KB Financial Group, Inc.	30,505	979,447
Kia Motors Corp.	20,815	834,736
Korea Aerospace Industries, Ltd.	4,476	87,262
Korea Electric Power Corp. ADR (b)(c)	42,609	371,124
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,591	324,648
Korea Zinc Co., Ltd.	2,068	665,756
KT&G Corp.	13,469	948,992
LG Chem, Ltd.	1,446	808,623
LG Chem, Ltd. Preference Shares	575	157,578
LG Electronics, Inc.	13,432	1,053,197
LG Household & Health Care, Ltd.	1,003	1,241,850
Lotte Chemical Corp.	1,813	304,621
NAVER Corp.	10,388	2,633,640
NCSoft Corp.	1,699	1,170,923
Pearl Abyss Corp. (b)	765	132,264
POSCO ADR	21,100	883,246
Samsung Biologics Co., Ltd. (b)(e)	559	329,808
Samsung C&T Corp.	4,399	394,951
Samsung Electro-Mechanics Co., Ltd.	2,730	324,472
Samsung Electronics Co., Ltd. GDR	11,916	15,097,572
Samsung Electronics Co., Ltd. Preference Shares	26,471	1,143,040
Samsung Fire & Marine Insurance Co., Ltd.	4,187	651,590
Samsung Heavy Industries Co., Ltd. (b)	32,056	146,095
Samsung SDI Co., Ltd.	2,453	909,257
Samsung SDS Co., Ltd.	1,718	248,996
Samsung Securities Co., Ltd.	25,786	674,691
Shinhan Financial Group Co., Ltd.	35,068	827,599
SK Holdings Co., Ltd.	3,503	594,566
SK Hynix, Inc.	34,429	2,472,882
SK Innovation Co., Ltd.	5,375	638,841
SK Telecom Co., Ltd. ADR	17,229	386,274
		45,388,551
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	21,274	483,098
Aena SME SA (b)(e)	911	127,446
Amadeus IT Group SA	21,607	1,205,810
Banco Bilbao Vizcaya Argentaria SA	404,991	1,126,493
Banco Santander SA (b)	913,692	1,713,878

12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
CaixaBank SA	75,604	$ 160,735
Cellnex Telecom SA (e)	5,065	308,853
Ferrovial SA	69,250	1,685,026
Iberdrola SA	483,871	5,963,496
Industria de Diseno Textil SA	81,682	2,279,670
Mapfre SA	201,797	316,384
Naturgy Energy Group SA	29,506	592,356
Repsol SA	109,594	735,365
Telefonica SA	329,425	1,134,564
		17,833,174
SWEDEN — 1.9%
Assa Abloy AB Class B	92,368	2,168,326
Atlas Copco AB Class B	76,577	3,210,245
Epiroc AB Class B	76,577	1,066,944
EQT AB	2,143	41,711
Essity AB Class B (b)(c)	4,853	164,189
Evolution Gaming Group AB (e)	9,608	638,529
Hennes & Mauritz AB Class B	65,211	1,127,531
Hexagon AB Class B (b)	290	21,962
Husqvarna AB Class B	108,180	1,193,243
Sandvik AB (b)	86,510	1,700,236
Securitas AB Class B (b)	57,501	881,789
Skandinaviska Enskilda Banken AB Class A (b)	102,883	915,486
Skanska AB Class B (b)	57,313	1,215,420
SKF AB Class B	37,699	782,201
Svenska Handelsbanken AB Class A (b)	126,341	1,063,241
Swedbank AB Class A (b)	62,664	985,400
Swedish Match AB	13,138	1,075,701
Tele2 AB Class B (c)	63,364	897,716
Telefonaktiebolaget LM Ericsson Class B	241,037	2,646,829
Telia Co. AB	139,066	572,579
Volvo AB Class B (b)	98,921	1,912,657
		24,281,935
SWITZERLAND — 7.0%
ABB, Ltd.	162,409	4,145,296
Adecco Group AG	14,249	754,984
Alcon, Inc. (b)	30,690	1,747,033
Cie Financiere Richemont SA	36,043	2,420,520
Coca-Cola HBC AG	11,401	281,814
Credit Suisse Group AG	120,571	1,213,125
Geberit AG	3,846	2,284,786
Givaudan SA	1,024	4,424,795
Glencore PLC (b)	719,162	1,496,497
Julius Baer Group, Ltd.	12,800	547,109
Kuehne + Nagel International AG	8,263	1,612,578
LafargeHolcim, Ltd.	24,488	1,119,185
Logitech International SA	1,758	137,157
Lonza Group AG	4,588	2,839,441
Nestle SA	184,820	21,995,340
Novartis AG	137,816	11,986,804
Roche Holding AG	43,795	15,022,579
Security Description	Shares	Value
SGS SA	676	$ 1,816,647
Sika AG	8,239	2,029,372
Sonova Holding AG (b)	2,101	534,197
STMicroelectronics NV	38,315	1,179,865
Swatch Group AG	4,056	948,718
Swiss Re AG	24,013	1,784,607
Temenos AG	4,033	544,537
UBS Group AG	248,529	2,786,230
Zurich Insurance Group AG	11,186	3,904,599
		89,557,815
TAIWAN — 4.0%
Accton Technology Corp.	11,000	84,507
Acer, Inc.	392,000	335,667
Advantech Co., Ltd.	36,954	371,301
ASE Technology Holding Co., Ltd.	138,000	282,080
Asustek Computer, Inc.	11,000	96,281
AU Optronics Corp. ADR (b)(c)	235,173	879,547
Catcher Technology Co., Ltd.	43,000	269,474
Cathay Financial Holding Co., Ltd.	211,595	282,010
Chicony Electronics Co., Ltd.	140,443	407,819
China Airlines, Ltd. (b)	926,000	264,736
China Development Financial Holding Corp.	398,000	116,946
China Life Insurance Co., Ltd.	205,768	141,029
Chunghwa Telecom Co., Ltd. ADR (c)	62,994	2,282,273
Compal Electronics, Inc.	210,000	138,129
CTBC Financial Holding Co., Ltd.	569,558	361,849
Delta Electronics, Inc.	129,785	846,950
E.Sun Financial Holding Co., Ltd.	979,349	865,663
Eclat Textile Co., Ltd.	18,650	231,177
Eva Airways Corp.	584,751	215,027
Feng TAY Enterprise Co., Ltd.	54,166	324,487
Formosa Plastics Corp.	359,000	974,290
Foxconn Technology Co., Ltd.	24,240	43,103
Fubon Financial Holding Co., Ltd.	383,000	554,095
Giant Manufacturing Co., Ltd.	88,000	827,982
Globalwafers Co., Ltd.	28,000	371,245
Highwealth Construction Corp.	428,340	635,958
Hiwin Technologies Corp.	25,322	249,181
Hon Hai Precision Industry Co., Ltd. GDR	550,927	2,936,441
Hotai Motor Co., Ltd.	7,000	155,411
Innolux Corp.	329,000	106,441
Largan Precision Co., Ltd.	7,000	812,099
MediaTek, Inc.	123,000	2,577,895
Mega Financial Holding Co., Ltd.	25,948	24,907
Micro-Star International Co., Ltd.	79,000	362,786
Pegatron Corp.	48,000	105,739

13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Phison Electronics Corp.	40,000	$ 365,306
Pou Chen Corp.	132,000	119,184
Powertech Technology, Inc.	135,000	402,269
President Chain Store Corp.	35,000	317,830
Ruentex Development Co., Ltd.	106,369	142,868
Standard Foods Corp.	203,822	427,884
Taishin Financial Holding Co., Ltd.	855,495	378,093
Taiwan Business Bank	2,215,133	729,658
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,414	23,381,723
Uni-President Enterprises Corp.	388,000	837,304
United Microelectronics Corp. ADR	451,113	2,160,831
Walsin Technology Corp.	37,000	197,379
Win Semiconductors Corp.	42,000	415,475
Wiwynn Corp.	4,000	90,187
Yageo Corp.	21,169	256,920
Zhen Ding Technology Holding, Ltd.	132,000	574,270
		50,331,706
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	31,839	826,707
THAILAND — 0.4%
Advanced Info Service PCL	19,900	107,389
Airports of Thailand PCL	79,100	141,038
Asset World Corp. PCL	1,255,700	138,697
B Grimm Power PCL	67,700	90,267
Bangkok Bank PCL	176,776	535,558
Bangkok Expressway & Metro PCL	452,900	122,203
Bumrungrad Hospital PCL	66,400	199,593
Central Pattana PCL	212,700	285,278
CP ALL PCL NVDR (b)	317,800	604,259
Electricity Generating PCL	7,700	45,441
Energy Absolute PCL	74,300	92,032
Global Power Synergy PCL Class F	67,400	122,304
Gulf Energy Development PCL	190,520	183,380
Home Product Center PCL	208,500	94,750
Indorama Ventures PCL	127,200	84,700
IRPC PCL	4,478,800	271,378
Kasikornbank PCL	84,200	203,940
Land & Houses PCL	87,000	18,670
Minor International PCL (b)	320,600	202,351
Osotspa PCL	115,900	128,016
PTT Global Chemical PCL	7,100	8,795
PTT PCL	1,012,520	1,022,505
Ratch Group PCL	38,500	61,053
Siam Cement PCL	8,300	84,342
Siam Commercial Bank PCL NVDR	102,000	209,231
Srisawad Corp. PCL	22,500	34,615
Thai Union Group PCL Class F	249,300	110,144
TMB Bank PCL	3,026,476	85,004
Security Description	Shares	Value
Total Access Communication PCL	10,300	$ 10,483
		5,297,416
TURKEY — 0.1%
Akbank T.A.S. (b)	502,081	335,627
Anadolu Efes Biracilik Ve Malt Sanayii A/S	53,743	144,261
BIM Birlesik Magazalar A/S	19,683	177,818
Turkiye Garanti Bankasi A/S (b)	339,218	312,617
Turkiye Is Bankasi A/S Class C (b)	471,440	327,382
		1,297,705
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	126,255	194,204
Aldar Properties PJSC	362,783	198,520
Emaar Malls PJSC (b)	894,733	362,945
Emaar Properties PJSC (b)	144,797	109,983
Emirates Telecommunications Group Co. PJSC	13,888	62,991
First Abu Dhabi Bank PJSC	102,705	314,282
		1,242,925
UNITED KINGDOM — 8.0%
3i Group PLC	93,169	1,200,393
Associated British Foods PLC	10,623	256,471
AstraZeneca PLC	78,836	8,619,303
Auto Trader Group PLC (e)	57,559	418,941
Aviva PLC	256,661	947,985
BAE Systems PLC	219,947	1,370,555
Barclays PLC (b)	1,060,250	1,337,931
Barratt Developments PLC	39,574	243,425
Berkeley Group Holdings PLC	3,509	191,800
BP PLC	1,248,323	3,634,349
British American Tobacco PLC	144,097	5,174,165
British Land Co. PLC REIT	191,463	835,144
BT Group PLC	499,491	635,281
Burberry Group PLC	38,510	773,670
CNH Industrial NV (b)	59,621	464,792
Compass Group PLC	134,371	2,030,726
Diageo PLC	156,627	5,365,915
Experian PLC	67,338	2,541,993
Fiat Chrysler Automobiles NV (b)	70,030	859,640
GlaxoSmithKline PLC	303,788	5,702,542
GVC Holdings PLC (b)	26,124	328,950
Hargreaves Lansdown PLC	4,457	90,003
HSBC Holdings PLC	1,192,122	4,646,643
Imperial Brands PLC	70,451	1,245,506
InterContinental Hotels Group PLC (b)	11,312	598,713
ITV PLC	47,198	41,260
J Sainsbury PLC	177,033	437,024
Land Securities Group PLC REIT	89,191	602,474

14

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Legal & General Group PLC	80,300	$ 195,530
Lloyds Banking Group PLC (b)	3,583,564	1,220,983
London Stock Exchange Group PLC	18,946	2,174,033
M&G PLC	121,595	250,731
National Grid PLC	301,805	3,471,763
Natwest Group PLC (b)	195,154	267,559
Next PLC	13,229	1,017,596
Ocado Group PLC (b)	21,958	778,947
Pearson PLC	79,805	566,620
Persimmon PLC	12,967	414,567
Prudential PLC	121,595	1,743,326
Reckitt Benckiser Group PLC	41,411	4,047,331
RELX PLC (d)	116,167	2,592,118
RELX PLC (d)	36,731	819,672
Rio Tinto PLC	72,937	4,389,808
Rolls-Royce Holdings PLC	130,093	218,639
RSA Insurance Group PLC	82,517	481,864
Sage Group PLC	160,420	1,494,874
Segro PLC REIT	85,494	1,030,550
Severn Trent PLC	52,096	1,642,659
Smith & Nephew PLC	88,578	1,736,599
Smiths Group PLC	26,510	471,242
SSE PLC	114,006	1,780,434
Standard Chartered PLC (b)	181,100	833,723
Standard Life Aberdeen PLC	201,398	588,430
Taylor Wimpey PLC	156,847	219,906
Tesco PLC	646,861	1,777,056
Unilever NV	95,035	5,739,306
Unilever PLC	79,437	4,904,767
United Utilities Group PLC	77,749	860,198
Vodafone Group PLC	1,757,576	2,333,089
Whitbread PLC (b)	17,092	469,551
WPP PLC	94,684	744,237
		101,873,302
UNITED STATES — 0.2%
Bausch Health Cos., Inc. (b)	25,051	388,213
Ferguson PLC	16,654	1,681,946
JBS SA	52,629	193,001
		2,263,160
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	54,164	481,323
TOTAL COMMON STOCKS (Cost $1,296,108,944)		1,257,307,909

RIGHTS — 0.0% (a)
THAILAND — 0.0% (a)
Siam Cement PCL (expiring 10/02/20) (b) (f) (Cost: $0)	1,169	—
Security Description	Shares	Value
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 7/31/23) (b)	14,573	$ 3,426
Srisawad Corp. PCL (expiring 8/29/25) (b)	900	333
TOTAL WARRANTS (Cost $0)		3,759
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g) (h)	905,853	905,853
State Street Navigator Securities Lending Portfolio II (i) (j)	17,817,316	17,817,316
TOTAL SHORT-TERM INVESTMENTS (Cost $18,723,169)		18,723,169
TOTAL INVESTMENTS — 100.4% (Cost $1,314,832,113)		1,276,034,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(5,645,471)
NET ASSETS — 100.0%		$ 1,270,389,366
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

15

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,253,563,481	$3,744,428	$ 0(a)	$1,257,307,909
Rights	—	—	0(a)	0
Warrants	3,759	—	—	3,759
Short-Term Investments	18,723,169	—	—	18,723,169
TOTAL INVESTMENTS	$1,272,290,409	$3,744,428	$ 0	$1,276,034,837
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$ 230,099	$ 36,839,743	$ 37,069,853	$11	$—	—	$ —	$ 16,634
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,220,510	23,314,657	—	—	905,853	905,853	2,841
State Street Navigator Securities Lending Portfolio II	—	—	259,677,571	241,860,255	—	—	17,817,316	17,817,316	182,098
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$349,710,130	$381,800,961	$11	$—		$18,723,169	$233,531
16

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 5.5%
AES Tiete Energia SA	60,661	$ 157,775
Aliansce Sonae Shopping Centers SA (a)	84,100	353,920
Alliar Medicos A Frente SA	21,940	39,509
Alupar Investimento SA	66,483	273,059
Anima Holding SA (a)	103,289	478,104
Arezzo Industria e Comercio SA	47,323	456,233
Banco ABC Brasil SA Preference Shares	93,381	194,501
Banco ABC Brasil SA ADR (a)	1,107	2,257
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	97,700	206,790
Banco Pan SA Preference Shares	154,900	223,152
BK Brasil Operacao e Assessoria a Restaurantes SA	95,815	182,061
BR Malls Participacoes SA	499,700	742,930
BR Properties SA	123,793	197,666
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	46,969
C&A Modas Ltda	57,500	117,521
Camil Alimentos SA	47,104	104,129
Cia de Locacao das Americas	227,917	960,361
Cia de Saneamento de Minas Gerais-COPASA	35,500	294,319
Cia de Saneamento do Parana Preference Shares	389,007	351,293
Cia de Saneamento do Parana	80,093	361,498
Cia Energetica de Sao Paulo Class B, Preference Shares	78,700	394,446
Cia Energetica do Ceara Class A, Preference Shares	1,000	10,625
Cia Ferro Ligas da Bahia - FERBASA Preference	54,757	169,426
Cia Hering	123,506	366,588
Construtora Tenda SA	52,615	264,921
Cosan Logistica SA (a)	63,600	199,721
CVC Brasil Operadora e Agencia de Viagens SA	127,113	363,763
Cyrela Brazil Realty SA Empreendimentos e Participacoes	174,800	720,729
Dimed SA Distribuidora da Medicamentos	33,200	132,353
Direcional Engenharia SA	169,384	406,898
Duratex SA	184,700	587,545
EcoRodovias Infraestrutura e Logistica SA (a)	143,095	300,587
EDP - Energias do Brasil SA	146,500	452,513
Embraer SA (a)	410,100	454,013
Enauta Participacoes SA	107,401	184,450
Even Construtora e Incorporadora SA	77,144	152,469
Ez Tec Empreendimentos e Participacoes SA	99,594	622,678
Security Description	Shares	Value
Fleury SA	111,619	$ 524,385
Gafisa SA (a)	316,722	243,310
Grendene SA	154,375	210,071
Grupo SBF SA (a)	53,417	240,623
Guararapes Confeccoes SA	45,300	112,035
Iguatemi Empresa de Shopping Centers SA	46,788	255,255
Instituto Hermes Pardini SA	54,208	218,315
International Meal Co. Alimentacao SA Class A (a)	150,588	86,295
Iochpe Maxion SA	86,738	210,826
IRB Brasil Resseguros SA	606,600	806,081
Jereissati Participacoes SA	19,300	71,736
JHSF Participacoes SA	175,991	218,566
JSL SA (a)	2,910	4,301
Light SA (a)	143,824	369,993
Linx SA	98,666	605,673
Locaweb Servicos de Internet SA (a)(b)	50,500	534,078
LOG Commercial Properties e Participacoes SA	20,103	107,248
Log-in Logistica Intermodal SA (a)	64,800	169,920
LPS Brasil Consultoria de Imoveis SA (a)	62,200	56,059
Mahle-Metal Leve SA	39,420	118,544
Marcopolo SA Preference Shares	513,474	244,145
Marisa Lojas SA (a)	66,300	81,751
Melnick Even Desenvolvimento	27,188	39,554
Metalurgica Gerdau SA Preference Shares	492,125	820,725
Mills Estruturas e Servicos de Engenharia SA (a)	47,600	47,630
Minerva SA (a)	141,746	295,239
Moura Dubeux Engenharia S/A (a)	32,400	56,276
Movida Participacoes SA	143,688	414,510
MRV Engenharia e Participacoes SA	256,958	733,521
Nexa Resources SA	29,963	158,504
Odontoprev SA	140,200	298,486
Oi SA (a)	3,647,756	1,132,552
Omega Geracao SA (a)	60,125	390,525
Petro Rio SA (a)	64,900	401,735
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	32,100	26,710
Qualicorp Consultoria e Corretora de Seguros SA	155,386	937,038
Randon SA Implementos e Participacoes Preference Shares	217,108	468,771
Santos Brasil Participacoes SA	306,739	219,315
Sao Martinho SA	104,462	403,655
Ser Educacional SA (b)	59,482	149,432
SIMPAR SA (a)	8,300	37,418
Sinqia SA	28,500	109,622
SLC Agricola SA	80,827	365,528
Smiles Fidelidade SA	41,932	103,706

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Tecnisa SA (a)	29,900	$ 49,706
Tegma Gestao Logistica SA	49,750	183,944
Transmissora Alianca de Energia Eletrica SA	199,700	990,626
Trisul SA	39,700	75,647
Tupy SA (a)	38,319	118,089
Unipar Carbocloro SA Preference Shares	32,135	158,724
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	63,650	97,342
Vivara Participacoes SA	55,300	232,524
Wilson Sons, Ltd.	13,500	94,967
Wiz Solucoes e Corretagem de Seguros SA	97,746	159,371
YDUQS Participacoes SA	169,000	821,845
		27,610,219
BRITISH VIRGIN ISLANDS — 0.1%
Asiainfo Technologies, Ltd. (b)	191,350	299,741
CAYMAN ISLANDS — 0.0% (c)
CooTek Cayman, Inc. ADR (a)(d)	9,944	48,427
Homeland Interactive Technology, Ltd.	286,000	193,742
		242,169
CHILE — 1.0%
AES Gener SA	1,382,961	212,407
Aguas Andinas SA Class A	1,493,305	417,008
Besalco SA	134,756	66,709
CAP SA (a)	57,720	484,651
Cia Sud Americana de Vapores SA (a)	7,844,307	209,594
Embotelladora Andina SA Class B, Preference Shares	174,944	385,276
Engie Energia Chile SA	264,624	328,168
Inversiones Aguas Metropolitanas SA	480,760	347,227
Inversiones La Construccion SA	37,180	220,380
Parque Arauco SA	433,724	605,040
Ripley Corp. SA	775,122	211,535
Salfacorp SA	391,598	205,855
SMU SA	2,161,434	320,338
Sociedad Matriz SAAM SA	4,843,233	336,214
SONDA SA	237,202	168,467
Vina Concha y Toro SA	451,537	736,953
		5,255,822
CHINA — 16.3%
263 Network Communications Co., Ltd. Class A	64,200	62,532
361 Degrees International, Ltd.	741,000	94,657
500.com, Ltd. Class A, ADR (a)(d)	20,221	60,663
5I5J Holding Group Co., Ltd. Class A	164,790	88,632
Security Description	Shares	Value
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	$ 45,939
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	58,256
All Winner Technology Co., Ltd. Class A	16,900	82,330
Alpha Group Class A (a)	117,600	117,664
Alphamab Oncology (a)(b)(d)	240,000	469,471
Anhui Construction Engineering Group Co., Ltd. Class A	104,100	64,120
Anhui Expressway Co., Ltd. Class H	280,000	139,097
Anhui Genuine New Materials Co., Ltd. Class A	20,100	106,538
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	24,200	64,366
Anhui Guozhen Environment Protection Technology JSC, Ltd. Class A	18,800	27,010
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	61,887
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	63,800	67,031
Anhui Korrun Co., Ltd. Class A	29,400	137,982
Anhui Sun-Create Electronics Co., Ltd. Class A	6,394	40,373
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	56,651
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,500	76,511
Anhui Xinhua Media Co., Ltd. Class A	59,200	46,234
Anton Oilfield Services Group (a)(d)	1,436,000	62,072
Aoshikang Technology Co., Ltd. Class A	5,300	47,445
Aoyuan Healthy Life Group Co., Ltd. (a)(d)	76,000	61,192
Ascentage Pharma Group International (a)(b)(d)	114,800	421,427
Ascletis Pharma, Inc. (a)(b)(d)	221,000	79,275
Asia Cement China Holdings Corp.	245,000	215,284
Babytree Group (a)(b)	71,000	13,284
BAIOO Family Interactive, Ltd. (b)	706,000	98,385
Bank of Gansu Co., Ltd. Class H (a)	889,000	117,004
Baoding Technology Co., Ltd. (a)	7,900	17,462
Baosheng Science and Technology Innovation Co., Ltd. Class A	199,800	132,782
Baoye Group Co., Ltd. Class H (a)	70,000	45,071
BC Technology Group, Ltd. (a)	39,500	48,114
Befar Group Co., Ltd. Class A	59,040	42,803
Beijing Capital Land, Ltd. Class H	1,212,400	206,499

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Beijing Career International Co., Ltd. Class A	9,300	$ 83,458
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	38,087	44,843
Beijing Certificate Authority Co., Ltd. Class A	9,000	65,833
Beijing Changjiu Logistics Corp. Class A	32,680	46,422
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	66,500	319,629
Beijing Cisri-Gaona Materials & Technology Co., Ltd. Class A	14,700	48,954
Beijing Ctrowell Technology Corp., Ltd. Class A	37,200	83,430
Beijing Dahao Technology Corp., Ltd. Class A	28,800	36,794
Beijing Enterprises Urban Resources Group, Ltd. (a)	908,000	206,204
Beijing Forever Technology Co., Ltd. Class A	28,500	47,414
Beijing GeoEnviron Engineering & Technology, Inc. Class A	47,600	100,863
Beijing Global Safety Technology Co., Ltd. Class A	8,200	49,529
Beijing Hezong Science & Technology Co., Ltd. Class A	43,400	40,930
Beijing Jetsen Technology Co., Ltd. Class A (a)	124,300	107,334
Beijing Jingxi Culture & Tourism Co., Ltd. Class A (a)	51,900	63,859
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,700	51,152
Beijing North Star Co., Ltd. Class A	291,500	111,681
Beijing Philisense Technology Co., Ltd. Class A (a)	36,900	27,513
Beijing Sanju Environmental Protection and New Material Co., Ltd. Class A	98,900	97,059
Beijing Shuzhi Technology Co., Ltd. Class A	78,300	95,419
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	70,102
Beijing SuperMap Software Co., Ltd. Class A	16,700	49,217
Beijing Tongtech Co., Ltd. Class A	14,800	80,474
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	64,445
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	46,900	66,622
Beijing VRV Software Corp., Ltd. Class A	68,500	69,547
Beijing Wanji Technology Co., Ltd. Class A	10,520	68,534
Beijing Watertek Information Technology Co., Ltd. Class A	82,300	77,494
Security Description	Shares	Value
Beijing Zhidemai Technology Co., Ltd. Class A	3,700	$ 60,683
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	45,993
Beijing Zuojiang Technology Co., Ltd. Class A	3,100	26,819
Beken Corp. Class A	9,500	92,336
BEST, Inc. ADR (a)(d)	131,808	395,424
Bestsun Energy Co., Ltd. Class A	84,000	63,622
Better Life Commercial Chain Share Co., Ltd. Class A	70,000	110,163
Biem.L.Fdlkk Garment Co., Ltd. Class A	28,730	70,912
Bitauto Holdings, Ltd. ADR (a)	24,817	390,868
Bluedon Information Security Technology Co., Ltd. Class A (a)	66,000	46,877
Boshiwa International Holding, Ltd. (a)(d)(e)	1,843,000	—
Bright Real Estate Group Co., Ltd. Class A	118,300	48,287
Bright Scholar Education Holdings, Ltd. ADR	19,920	127,289
C&D International Investment Group, Ltd.	91,000	153,819
Camel Group Co., Ltd. Class A	78,940	88,987
Canny Elevator Co., Ltd. Class A	31,800	51,311
CAR, Inc. (a)(d)	354,000	114,194
Cayman Engley Industrial Co., Ltd.	31,000	81,241
CCS Supply Chain Management Co., Ltd. Class A	46,815	42,563
CECEP Wind-Power Corp. Class A	197,600	80,655
Center International Group Co., Ltd. Class A	30,300	41,568
Central China New Life, Ltd.	124,000	136,160
Central China Real Estate, Ltd.	420,000	192,387
CGN New Energy Holdings Co Ltd (a)	1,854,000	234,441
CGN Nuclear Technology Development Co., Ltd. Class A	45,900	64,254
Changchun Faway Automobile Components Co., Ltd. Class A	10,100	15,181
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	25,300	61,253
Chaowei Power Holdings, Ltd.	755,000	279,594
Cheetah Mobile, Inc. ADR (d)	18,348	37,797
ChemPartner PharmaTech Co., Ltd. Class A (a)	30,200	93,453
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	79,400	164,503
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	72,314
Chengdu Jiafaantai Education Technology Co., Ltd. Class A	27,800	78,734
Chengdu Santai Holding Group Co., Ltd. Class A (a)	35,100	31,964

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	2,340,000	$ 131,342
China Aircraft Leasing Group Holdings, Ltd.	530,500	448,358
China Bester Group Telecom Co., Ltd. Class A	16,000	34,729
China Beststudy Education Group	184,000	76,686
China BlueChemical, Ltd. Class H	1,928,000	278,627
China Building Material Test & Certification Group Co., Ltd. Class A	24,920	70,468
China CAMC Engineering Co., Ltd. Class A	75,400	80,663
China CYTS Tours Holding Co., Ltd. Class A	60,900	98,714
China Datang Corp. Renewable Power Co., Ltd. Class H	1,383,000	189,159
China Design Group Co., Ltd. Class A	26,100	47,113
China Dongxiang Group Co., Ltd. (d)	4,382,000	542,803
China Everbright Greentech, Ltd. (b)(d)	282,000	112,436
China Express Airlines Co., Ltd. Class A	48,600	98,399
China Fangda Group Co., Ltd. Class B	475,450	207,971
China Foods, Ltd.	758,000	247,450
China Forestry Holdings Co., Ltd. (a)(d)(e)	1,642,000	—
China Hanking Holdings, Ltd.	120,000	24,155
China Harmony Auto Holding, Ltd.	724,000	286,797
China Harzone Industry Corp., Ltd. Class A (a)	46,100	91,911
China High Speed Railway Technology Co., Ltd. Class A	187,300	79,487
China Hongxing Sports, Ltd. (a)(d)(e)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	194,754
China Index Holdings, Ltd. ADR (a)(d)	37,396	54,224
China Isotope & Radiation Corp.	23,200	83,520
China Kepei Education Group, Ltd.	278,000	215,585
China Kings Resources Group Co., Ltd. Class A	7,900	24,446
China Lilang, Ltd.	620,000	340,000
China Logistics Property Holdings Co., Ltd. (a)(b)(d)	1,251,000	564,968
China Maple Leaf Educational Systems, Ltd. (d)	1,342,000	401,734
China Modern Dairy Holdings, Ltd. (a)(d)	2,442,000	324,550
China New Higher Education Group, Ltd. (b)	487,000	312,937
Security Description	Shares	Value
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	$ 48,762
China Oriental Group Co., Ltd.	358,000	79,915
China Power International Development, Ltd.	1,129,000	208,319
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	43,188
China Rare Earth Holdings, Ltd. (a)	1,828,400	87,291
China Renaissance Holdings, Ltd. (b)	104,700	238,851
China Resources Medical Holdings Co., Ltd. (d)	623,500	406,281
China Risun Group, Ltd.	226,000	65,613
China Sanjiang Fine Chemicals Co., Ltd.	222,000	52,421
China Science Publishing & Media, Ltd. Class A	29,000	45,083
China Shineway Pharmaceutical Group, Ltd.	353,000	221,365
China Silver Group, Ltd. (a)	994,000	93,628
China South City Holdings, Ltd.	1,002,000	91,796
China Tian Lun Gas Holdings, Ltd. (d)	191,500	146,034
China Tianying, Inc. Class A (a)	132,200	91,363
China Travel International Investment Hong Kong, Ltd. (a)	3,478,000	489,164
China West Construction Group Co., Ltd. Class A	83,300	117,837
China Xinhua Education Group, Ltd. (b)	521,000	184,871
China Yongda Automobiles Services Holdings, Ltd.	912,000	1,079,102
China Yurun Food Group, Ltd. (a)(d)	1,036,000	100,258
China ZhengTong Auto Services Holdings, Ltd. (a)(d)	871,000	84,290
China Zhonghua Geotechnical Engineering Group Co., Ltd. Class A	156,800	79,482
China Zhongwang Holdings, Ltd. (a)(d)	368,400	62,271
Chinasoft International, Ltd. (d)	1,888,000	1,364,232
Chlitina Holding, Ltd.	68,678	430,393
Chong Sing Holdings FinTech Group (a)(d)(e)	9,212,000	7,132
Chongqing Department Store Co., Ltd. Class A	20,300	103,111
Chongqing Dima Industry Co., Ltd. Class A	98,000	41,445
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	22,000	59,974
Chongqing Iron & Steel Co., Ltd. Class A (a)	346,100	75,480

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	$ 49,469
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,800	75,227
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	44,317
CIMC Enric Holdings, Ltd. (d)	316,000	138,632
Cinda Real Estate Co., Ltd. Class A	92,500	60,519
Cisen Pharmaceutical Co., Ltd. Class A	26,900	58,546
CITIC Guoan Information Industry Co., Ltd. Class A (a)	212,700	79,924
CITIC Press Corp. Class A	4,800	31,122
CITIC Resources Holdings, Ltd. (a)	2,527,000	84,777
CITIC Telecom International Holdings, Ltd.	1,911,000	609,054
Client Service International, Inc. Class A	15,700	66,721
CMGE Technology Group, Ltd.	604,000	288,361
CMST Development Co., Ltd. Class A (a)	121,900	82,808
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	68,116
COFCO Meat Holdings, Ltd. (d)	1,121,000	387,649
Cogobuy Group (a)(b)	492,000	83,164
Colour Life Services Group Co., Ltd. (d)	518,000	241,288
Consun Pharmaceutical Group, Ltd.	510,600	220,052
COSCO SHIPPING Ports, Ltd.	722,000	411,773
Cosonic Intelligent Technologies Co., Ltd. Class A	10,400	33,930
CPMC Holdings, Ltd.	529,000	232,077
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	56,165
Crystal International Group, Ltd. (b)	365,500	95,737
CSG Smart Science&Technology Co., Ltd. Class A (a)	41,400	67,838
CSPC Innovation Pharmaceutical Co., Ltd. Class A	8,700	27,447
CSSC Hong Kong Shipping Co., Ltd.	356,000	52,826
CSSC Science & Technology Co., Ltd. Class A	34,500	67,309
CStone Pharmaceuticals (a)(b)	358,500	455,179
CT Environmental Group, Ltd. (a)(d)(e)	3,217,900	70,586
CTS International Logistics Corp., Ltd. Class A	67,730	69,863
DaFa Properties Group, Ltd.	92,000	81,672
Dalian Bio-Chem Co., Ltd. Class A	12,000	31,970
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	59,894
Security Description	Shares	Value
Dalian My Gym Education Technology Co., Ltd. Class A (a)	62,678	$ 60,403
Daqo New Energy Corp. ADR (a)	8,618	1,165,498
Dare Power Dekor Home Co., Ltd. Class A	36,400	95,207
Datong Coal Industry Co., Ltd. Class A (a)	158,200	110,964
Dazhong Transportation Group Co., Ltd. Class B	248,500	82,253
Dazzle Fashion Co., Ltd. Class A	18,480	55,116
Dexin China Holdings Co., Ltd.	184,000	69,089
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	53,937
Dongfang Electronics Co., Ltd. Class A	58,700	42,384
Dongguan Eontec Co., Ltd. Class A	30,200	46,059
Dongjiang Environmental Co., Ltd. Class A	41,500	58,217
Dongjiang Environmental Co., Ltd. Class H (d)	150,800	100,793
Dongyue Group, Ltd.	653,000	250,246
Duiba Group, Ltd. (d)	190,000	70,361
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	71,854
East Group Co., Ltd. Class A	115,600	156,375
Eastcompeace Technology Co., Ltd. Class A	14,100	23,063
Edvantage Group Holdings, Ltd.	122,000	89,886
EEKA Fashion Holdings, Ltd. (d)	103,000	200,684
E-House China Enterprise Holdings, Ltd.	384,900	439,034
Electric Connector Technology Co., Ltd. Class A	13,500	73,763
Elion Clean Energy Co., Ltd. Class A	129,300	63,066
Eternal Asia Supply Chain Management, Ltd. Class A	137,700	99,628
Everbright Jiabao Co., Ltd. Class A	98,750	55,150
Fangda Special Steel Technology Co., Ltd. Class A (a)	108,472	86,473
Fanhua, Inc. ADR (d)	39,921	668,677
Fantasia Holdings Group Co., Ltd.	280,500	54,290
Feitian Technologies Co., Ltd. Class A	20,600	76,890
FIH Mobile, Ltd. (a)(d)	1,877,000	266,413
FinVolution Group ADR (d)	63,553	116,938
First Tractor Co., Ltd. Class A (a)	50,200	82,553
First Tractor Co., Ltd. Class H (a)	124,500	41,607
Focused Photonics Hangzhou, Inc. Class A (a)	16,900	37,728
Foshan Gas Group Co., Ltd. Class A	7,400	16,989
Foshan Nationstar Optoelectronics Co., Ltd. Class A	32,800	53,553

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
FriendTimes, Inc.	376,000	$ 123,231
Fuan Pharmaceutical Group Co., Ltd. Class A	38,100	31,384
Fufeng Group, Ltd.	1,151,600	364,054
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A (a)	21,000	59,073
Fujian Boss Software Development Co., Ltd. Class A	10,600	54,419
Fujian Cement, Inc. Class A	13,300	18,187
Fujian Green Pine Co., Ltd. Class A	25,200	93,948
Fujian Longking Co., Ltd. Class A	56,400	78,870
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,180	89,515
GCI Science & Technology Co., Ltd. Class A	25,177	56,021
GCL Energy Technology Co., Ltd. (a)	53,300	41,391
Genertec Universal Medical Group Co., Ltd. (b)	924,400	611,893
Genimous Technology Co., Ltd. Class A	95,660	100,787
Getein Biotech, Inc. Class A	31,240	168,944
Global Top E-Commerce Co., Ltd. Class A (a)	102,100	92,828
Goke Microelectronics Co., Ltd. Class A	11,700	88,703
Goldcard Smart Group Co., Ltd.	5,300	11,449
Goldenmax International Technology, Ltd. Class A (a)	25,100	30,847
Goodbaby International Holdings, Ltd. (a)	915,000	114,523
Gosuncn Technology Group Co., Ltd. Class A (a)	65,400	48,185
Grand Baoxin Auto Group, Ltd. (a)(d)	692,601	97,411
Greattown Holdings, Ltd. Class A	118,200	100,499
Greatview Aseptic Packaging Co., Ltd.	991,048	381,074
GreenTree Hospitality Group, Ltd. ADR (d)	15,564	211,515
Grinm Advanced Materials Co., Ltd. Class A	54,100	105,947
Guangdong Chant Group, Inc. Class A	25,700	39,385
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	75,051
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	43,372
Guangdong Goworld Co., Ltd. Class A	22,800	43,441
Guangdong Hotata Technology Group Co., Ltd. Class A	22,500	53,678
Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	118,600	$ 108,179
Guangdong Shaoneng Group Co., Ltd. Class A	45,200	42,560
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	33,700	36,847
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	71,100	68,834
Guangdong Topstar Technology Co., Ltd. Class A	12,200	76,206
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	67,086
Guangxi Guidong Electric Power Co., Ltd. Class A	61,100	34,933
Guangxi Liugong Machinery Co., Ltd. Class A	97,920	101,869
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	56,449
Guangzhou Great Power Energy & Technology Co., Ltd. Class A (a)	22,200	54,958
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A (a)	39,500	64,084
Guangzhou Shangpin Home Collection Co., Ltd. Class A	9,100	81,529
Guangzhou Zhiguang Electric Co., Ltd. Class A	43,900	54,209
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	89,333
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	41,126
Guizhou Gas Group Corp., Ltd. Class A	47,300	77,157
Guizhou Panjiang Refined Coal Co., Ltd. Class A	167,687	145,540
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	100,131
Guomai Technologies, Inc. Class A	39,700	45,981
Guorui Properties, Ltd.	1,105,000	121,194
Haichang Ocean Park Holdings, Ltd. (a)(b)	770,000	51,665
Hailiang Education Group, Inc. ADR (a)(d)	2,615	129,626
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	19,180	63,224
Hainan Ruize New Building Material Co., Ltd. Class A (a)	87,200	84,935
Haitong UniTrust International Leasing Co., Ltd. Class H	310,000	47,600
Hand Enterprise Solutions Co., Ltd. Class A (a)	14,900	21,078
Hangxiao Steel Structure Co., Ltd. Class A	238,700	141,399

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Hangzhou Anysoft Information Technology Co., Ltd. Class A	6,400	$ 38,874
Hangzhou Century Co., Ltd. Class A	43,100	74,815
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	21,800	83,521
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	60,231
Haoyun Technologies Co., Ltd. Class A	32,600	50,056
Harbin Electric Co., Ltd. Class H (a)	722,000	204,023
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	53,433
Hebei Chengde Lolo Co. Class A	49,390	52,110
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	55,300	90,533
Hebei Sitong New Metal Material Co., Ltd. Class A	22,900	52,608
Henan Lingrui Pharmaceutical Co. Class A	39,500	59,602
Henan Pinggao Electric Co., Ltd. Class A	94,900	99,007
Henan Senyuan Electric Co., Ltd. Class A (a)	89,008	69,120
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	58,956
Henan Thinker Automatic Equipment Co., Ltd. Class A	9,600	42,438
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	65,261
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	46,818
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	39,450
Hengxing Gold Holding Co., Ltd.	208,000	100,108
Hitevision Co., Ltd. Class A	12,400	48,293
Hollysys Automation Technologies, Ltd. (d)	49,762	549,870
Hongda Xingye Co., Ltd. Class A	115,300	64,562
Honghua Group, Ltd. (a)	900,000	24,387
Hua Medicine (a)(b)	312,500	201,210
Huafon Microfibre Shanghai Technology Co., Ltd.	81,900	86,531
Huafu Fashion Co., Ltd. Class A	87,100	78,292
Huami Corp. ADR (a)(d)	11,383	146,272
Huangshan Tourism Development Co., Ltd. Class B	428,961	335,019
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	70,000	205,730
Huapont Life Sciences Co., Ltd. Class A	16,400	12,083
Huawen Media Group Class A (a)	120,200	57,919
Hubei W-OLF Photoelectric Technology Co., Ltd. Class A	5,800	18,230
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	50,832
Security Description	Shares	Value
Huifu Payment, Ltd. (a)(b)(d)	177,200	$ 47,330
Huijing Holdings Co., Ltd. (d)	180,000	51,329
Huizhou Speed Wireless Technology Co., Ltd. Class A	10,700	24,928
Hunan Aihua Group Co., Ltd. Class A	14,900	59,654
Hunan Gold Corp., Ltd. Class A	36,800	46,256
Hunan New Wellful Co., Ltd. Class A	32,400	40,200
Hwa Create Co., Ltd. Class A (a)	26,300	49,606
HY Energy Group Co., Ltd. Class A (a)	73,900	72,089
HyUnion Holding Co., Ltd. Class A (a)	70,600	73,759
iDreamSky Technology Holdings, Ltd. (a)(b)(d)	383,600	230,160
IKD Co., Ltd. Class A	9,900	20,584
INESA Intelligent Tech, Inc. Class B	114,900	57,565
Inke, Ltd. (a)	946,000	141,595
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	205,200	176,882
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	295,500	102,763
Innuovo Technology Co., Ltd. Class A (a)	54,300	44,488
Inspur Software Co., Ltd. Class A	21,500	55,759
Invengo Information Technology Co., Ltd. Class A (a)	35,900	34,650
IReader Technology Co., Ltd. Class A	31,100	117,365
Jack Sewing Machine Co., Ltd. Class A	29,600	110,264
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	48,300	66,974
Jh Educational Technology, Inc.	270,000	120,194
Jiangling Motors Corp., Ltd. Class A	24,700	60,382
Jiangnan Group, Ltd.	756,000	37,068
Jiangnan Mould and Plastic Technology Co., Ltd. Class A	32,700	29,248
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	263,500	97,071
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	45,537
Jiangsu Etern Co., Ltd. Class A	78,300	67,728
Jiangsu Gian Technology Co., Ltd. Class A	6,050	55,630
Jiangsu Guomao Reducer Co., Ltd. Class A	20,000	65,220
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	51,656
Jiangsu Hoperun Software Co., Ltd. Class A (a)	41,100	76,673
Jiangsu Huaxicun Co., Ltd. Class A	47,000	55,821

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	213,600	$ 129,363
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	27,600	146,901
Jiangsu Jiuding New Material Co., Ltd. Class A	16,600	35,248
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	46,998
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	42,877
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	138,200	118,929
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	25,015	80,504
Jiayou International Logistics Co., Ltd. Class A	14,840	66,259
Jilin Electric Power Co., Ltd. Class A (a)	47,700	27,834
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	69,300	38,192
Jinchuan Group International Resources Co., Ltd.	2,273,000	225,834
Jingjin Environmental Protection Co., Ltd. Class A	7,000	21,352
Jingrui Holdings, Ltd.	464,000	125,130
JinkoSolar Holding Co., Ltd. ADR (a)(d)	25,072	996,863
Jinneng Science&Technology Co., Ltd. Class A	49,500	87,529
Jinyuan EP Co., Ltd. Class A	83,400	110,851
Jiuzhitang Co., Ltd. Class A	63,000	80,580
Jizhong Energy Resources Co., Ltd. Class A	248,600	139,937
JNBY Design, Ltd.	112,000	108,098
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	44,501
Jones Tech PLC Class A	15,300	64,593
Joy City Property, Ltd.	1,582,000	95,941
JSTI Group Class A	31,000	36,361
Julong Co., Ltd. Class A	26,000	45,860
Jushri Technologies, Inc. Class A	14,220	82,349
Kaisa Prosperity Holdings, Ltd.	24,750	74,410
Kama Co., Ltd. Class B (a)	286,600	117,793
Kandi Technologies Group, Inc. (a)(d)	38,210	236,902
Kasen International Holdings, Ltd. (a)(d)	334,000	32,754
Keeson Technology Corp., Ltd. Class A	9,100	39,424
KingClean Electric Co., Ltd. Class A	22,700	117,108
Konka Group Co., Ltd. Class A	77,900	69,563
Konka Group Co., Ltd. Class B	668,800	195,031
KPC Pharmaceuticals, Inc. Class A	34,900	49,987
Security Description	Shares	Value
KTK Group Co., Ltd. Class A	5,700	$ 8,920
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	22,300	49,093
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	17,200	61,158
L&K Engineering Suzhou Co., Ltd. Class A	12,000	24,773
Lanzhou Minbai Shareholding Group Co., Ltd. Class A (a)	57,400	48,635
Launch Tech Co., Ltd. Class H (a)	197,700	105,355
Leon Technology Co., Ltd. Class A	17,800	45,429
LexinFintech Holdings, Ltd. ADR (a)(d)	36,896	252,738
Leyou Technologies Holdings, Ltd. (a)(d)	1,459,200	611,923
LianChuang Electronic Technology Co., Ltd. Class A	47,200	75,255
Lier Chemical Co., Ltd. Class A (a)	32,800	93,669
Lifetech Scientific Corp. (a)(d)	2,408,000	605,884
LingNan Eco&Culture-Tourism Co., Ltd. Class A	132,300	78,371
Lionco Pharmaceutical Group Co., Ltd. Class A	60,614	73,509
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	42,280
Loncin Motor Co., Ltd. Class A	186,000	102,781
Lonking Holdings, Ltd.	1,908,000	504,697
Luoniushan Co., Ltd. Class A	60,400	93,720
Luoyang Glass Co., Ltd. Class A (a)	42,000	86,955
Lushang Health Industry Development Co., Ltd. Class A	48,600	69,180
Luthai Textile Co., Ltd. Class B	123,000	63,325
LVGEM China Real Estate Investment Co., Ltd.	560,000	190,761
Macrolink Culturaltainment Development Co., Ltd. Class A (a)	128,300	62,578
Maoye Commericial Co., Ltd. Class A	80,323	47,699
Markor International Home Furnishings Co., Ltd. Class A (a)	132,100	104,725
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	61,991
Meitu, Inc. (a)(b)	1,742,000	321,427
Misho Ecology & Landscape Co., Ltd. Class A	29,300	32,770
MMG, Ltd. (a)(d)	1,316,000	327,726
Mobvista, Inc. (a)(b)	258,000	126,836
Mulsanne Group Holding, Ltd. (a)(b)(d)	114,000	83,698
Myhome Real Estate Development Group Co., Ltd. Class A (a)	28,600	16,183
MYS Group Co., Ltd. Class A	85,600	57,518

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Nanfang Zhongjin Environment Co., Ltd. Class A	78,000	$ 41,837
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	29,418
Nanjing Panda Electronics Co., Ltd. Class A	39,400	44,124
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	21,173
Nantong Jianghai Capacitor Co., Ltd. Class A	32,200	46,642
National Agricultural Holdings, Ltd. (a)(d)(e)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	57,077
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	59,405
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	43,934
Ningbo Sanxing Medical Electric Co., Ltd. Class A	136,700	132,746
Ningbo Yunsheng Co., Ltd. Class A	44,100	37,886
Ningxia Jiaze New Energy Co., Ltd. Class A	115,400	53,225
Niu Technologies ADR (a)(d)	13,892	266,726
Noah Holdings, Ltd. ADR (a)	12,906	336,459
Norinco International Cooperation, Ltd. Class A	49,100	54,336
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	40,332	32,572
OneSmart International Education Group, Ltd. ADR (a)(d)	36,633	164,482
O-Net Technologies Group, Ltd. (a)	193,000	161,124
ORG Technology Co., Ltd. Class A	97,800	78,398
Penyao Environmental Protection Co., Ltd. Class A	28,100	38,177
PNC Process Systems Co., Ltd. Class A	14,100	75,296
Poly Property Group Co., Ltd.	2,042,000	566,490
Powerlong Commercial Management Holdings, Ltd.	98,000	328,142
Pujiang International Group, Ltd. (a)	130,000	49,987
Puxin, Ltd. ADR (a)(d)	23,075	205,137
PW Medtech Group, Ltd. (a)	257,000	49,742
Q Technology Group Co., Ltd. (d)	269,000	298,156
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	60,666
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	40,745
Qingdao Gon Technology Co., Ltd. Class A	16,300	80,295
Qingdao Topscomm Communication, Inc. Class A	44,500	66,622
Queclink Wireless Solutions Co., Ltd. Class A	5,200	19,294
Security Description	Shares	Value
Qutoutiao, Inc. ADR (a)(d)	80,057	$ 175,325
Rastar Group Class A	92,500	54,658
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	60,300	49,581
Redco Properties Group, Ltd. (b)(d)	470,000	198,916
Redsun Properties Group, Ltd.	358,000	131,652
Renhe Pharmacy Co., Ltd. Class A	47,500	42,906
Renrui Human Resources Technology Holdings, Ltd. (a)	41,000	108,452
Rianlon Corp. Class A	9,000	42,266
Richinfo Technology Co., Ltd. Class A	12,897	41,848
Rongan Property Co., Ltd. Class A	124,400	51,510
Ronshine China Holdings, Ltd.	161,500	113,363
Roshow Technology Co., Ltd. Class A (a)	83,100	89,023
Runjian Co., Ltd. Class A	17,000	65,357
Sailun Group Co., Ltd. Class A	82,080	54,064
SanFeng Intelligent Equipment Group Co., Ltd. Class A	85,800	63,595
Sany Heavy Equipment International Holdings Co., Ltd.	670,000	393,355
Saurer Intelligent Technology Co., Ltd. Class A (a)	124,400	93,855
Scholar Education Group	88,000	240,723
SGIS Songshan Co., Ltd. Class A	130,800	79,988
Shandong Airlines Co., Ltd. Class B (a)	233,500	191,319
Shandong Chenming Paper Holdings, Ltd. Class A	146,800	112,269
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	80,338
Shandong Dawn Polymer Co., Ltd. Class A	20,800	85,820
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	61,339
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	65,689
Shandong Minhe Animal Husbandry Co., Ltd. Class A	11,700	31,430
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	180,500	93,092
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	43,530
Shandong Xiantan Co., Ltd. Class A	8,700	15,948
Shandong Xinchao Energy Corp., Ltd. Class A (a)	460,100	112,545
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	68,333
Shandong Xinneng Taishan Power Generation Co., Ltd. Class A (a)	58,700	31,918
Shang Gong Group Co., Ltd. Class B (a)	340,700	127,762

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shanghai Belling Co., Ltd. Class A	45,200	$ 105,369
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	454,600	194,569
Shanghai Chuangli Group Co., Ltd. Class A	35,100	38,016
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	51,968
Shanghai Diesel Engine Co., Ltd. Class B	403,160	174,165
Shanghai East China Computer Co., Ltd. Class A	20,377	72,394
Shanghai Environment Group Co., Ltd. Class A	47,000	79,646
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	21,300	58,599
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(d)	172,000	291,179
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	470,000	231,058
Shanghai Fullhan Microelectronics Co., Ltd. Class A	4,600	93,196
Shanghai Gench Education Group, Ltd. (a)	125,500	109,145
Shanghai Haixin Group Co. Class B	670,908	227,438
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)(d)	23,500	155,706
Shanghai Highly Group Co., Ltd. Class B	280,400	155,622
Shanghai Industrial Development Co., Ltd. Class A	91,070	75,150
Shanghai Industrial Urban Development Group, Ltd.	450,000	42,968
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,032,000	161,125
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	122,200	89,450
Shanghai Jinjiang International Travel Co., Ltd. Class B	132,100	228,533
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	40,800	75,452
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,400	67,820
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	11,500	68,021
Shanghai Kindly Medical Instruments Co., Ltd. Class H	23,800	144,335
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	156,700	80,230
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	57,059
Security Description	Shares	Value
Shanghai Moons' Electric Co., Ltd. Class A	54,500	$ 158,610
Shanghai Phichem Material Co., Ltd. Class A (a)	25,700	81,421
Shanghai Pret Composites Co., Ltd. Class A	37,100	79,379
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	28,725	26,201
Shanghai Rongtai Health Technology Corp., Ltd. Class A	22,900	111,593
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	32,900	65,012
Shanghai Shibei Hi-Tech Co., Ltd. Class A	77,700	86,101
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	72,300	101,105
Shanghai Sinotec Co., Ltd. Class A	16,440	30,960
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	56,187
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,600	16,611
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	59,500
Shanxi Blue Flame Holding Co., Ltd. Class A	62,800	72,273
Shanxi Coking Co., Ltd. Class A	27,600	18,261
Sheng Ye Capital, Ltd.	182,000	128,926
Shengda Mining Co., Ltd. Class A	35,700	75,858
Shenzhen Anche Technologies Co., Ltd. Class A	10,600	100,278
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A (a)	96,100	59,334
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	39,173
Shenzhen Cereals Holdings Co., Ltd. Class A	92,365	112,967
Shenzhen Comix Group Co., Ltd. Class A	32,800	68,197
Shenzhen Danbond Technology Co., Ltd. Class A (a)	24,800	29,710
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	50,491
Shenzhen Desay Battery Technology Co. Class A	11,000	79,263
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	68,423
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	48,336
Shenzhen Forms Syntron Information Co., Ltd. Class A	8,500	26,817
Shenzhen Genvict Technologies Co., Ltd. Class A	10,100	67,345
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	41,850

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shenzhen Grandland Group Co., Ltd. Class A	112,600	$ 57,077
Shenzhen Heungkong Holding Co., Ltd. Class A	215,600	65,764
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	89,000	97,311
Shenzhen Infinova, Ltd. Class A (a)	55,400	34,042
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	52,989
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	80,200	74,453
Shenzhen Kstar Science And Technology Co., Ltd. Class A	18,200	38,431
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	62,979
Shenzhen Megmeet Electrical Co., Ltd. Class A	29,400	147,037
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	49,143
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	130,095	78,598
Shenzhen SDG Information Co., Ltd. Class A	32,000	45,739
Shenzhen SEG Co., Ltd. Class A	9,500	11,129
Shenzhen SEG Co., Ltd. Class B	150,300	48,484
Shenzhen Senior Technology Material Co., Ltd. Class A	19,000	49,136
Shenzhen Techand Ecology & Environment Co., Ltd. Class A (a)	97,200	54,571
Shenzhen Tellus Holding Co., Ltd. Class A	15,700	46,478
Shenzhen Weiguang Biological Products Co., Ltd. Class A	5,300	44,165
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	29,100	21,698
Shenzhen World Union Group, Inc. Class A	158,700	161,359
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	65,300	68,896
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	55,339
Shenzhen Zhenye Group Co., Ltd. Class A	81,100	76,842
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	9,600	50,318
Shinva Medical Instrument Co., Ltd. Class A	8,900	21,429
Shoucheng Holdings, Ltd. (d)	2,361,200	725,117
Shougang Fushan Resources Group, Ltd.	2,268,882	485,980
Shouhang High-Tech Energy Co., Ltd. Class A (a)	179,300	67,902
Shui On Land, Ltd.	1,035,500	130,941
Security Description	Shares	Value
Sichuan Expressway Co., Ltd. Class H	1,596,000	$ 368,624
Sichuan Furong Technology Co., Ltd. Class A	6,800	24,028
Sichuan Haite High-tech Co., Ltd. Class A	33,300	78,904
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	318,200	65,644
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	13,200	40,847
Sichuan Languang Justbon Services Group Co., Ltd. Class H	26,900	150,814
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	38,189
Sichuan Shuangma Cement Co., Ltd. Class A	57,850	116,786
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	76,890
Sihuan Pharmaceutical Holdings Group, Ltd.	2,150,000	230,258
Silver Grant International Industries, Ltd. (a)	710,000	88,865
Sino GeoPhysical Co., Ltd. Class A	23,100	60,420
Sino Wealth Electronic, Ltd. Class A	18,300	92,008
Sinofert Holdings, Ltd.	1,508,000	132,315
Sinoma International Engineering Co. Class A	83,200	86,310
Sinomach Automobile Co., Ltd. Class A	60,700	46,690
Sino-Ocean Group Holding, Ltd.	1,000,000	201,290
Sinopec Kantons Holdings, Ltd.	1,066,000	375,507
Sino-Platinum Metals Co., Ltd. Class A	20,800	66,786
Sinosoft Technology Group, Ltd. (a)	704,200	109,946
Sinovac Biotech, Ltd. (a)(d)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,612,000	203,840
Skyworth Digital Co., Ltd. Class A	50,900	72,004
SOHO China, Ltd. (a)	887,000	239,204
Sohu.com, Ltd. ADR (a)	26,731	530,878
Sonoscape Medical Corp. Class A	17,200	67,900
Sou Yu Te Group Co., Ltd. Class A (a)	211,000	78,663
So-Young International, Inc. ADR (a)(d)	3,572	44,614
Sumavision Technologies Co., Ltd. Class A	24,500	18,520
Suncity Group Holdings, Ltd. (a)(d)	760,000	77,471
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	83,689
Sunfly Intelligent Technology Co., Ltd. Class A	57,100	120,909

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Suning Universal Co., Ltd. Class A	127,000	$ 58,762
Sunpower Group, Ltd.	222,700	86,463
Sunresin New Materials Co., Ltd. Class A	9,400	74,479
Sunvim Group Co., Ltd. Class A	47,400	33,945
Sunward Intelligent Equipment Co., Ltd. Class A	187,525	243,722
Sunwave Communications Co., Ltd. Class A	19,500	22,240
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	42,106
Suzhou Good-Ark Electronics Co., Ltd. Class A	47,100	70,029
Suzhou Hengmingda Electronic Technology Co., Ltd. Class A	6,800	52,957
Suzhou Keda Technology Co., Ltd. Class A	27,196	35,586
Suzhou New District Hi-Tech Industrial Co., Ltd. Class A	36,200	26,245
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	109,637
Suzhou Shijia Science & Technology, Inc. Class A	14,900	35,261
Suzhou TFC Optical Communication Co., Ltd. Class A	6,400	52,991
T&S Communications Co., Ltd. Class A	3,500	10,191
Tangrenshen Group Co., Ltd. Class A	30,300	38,353
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	89,026
TCL Electronics Holdings, Ltd.	512,000	393,744
Telling Telecommunication Holding Co., Ltd. Class A	50,700	48,262
Tian Di Science & Technology Co., Ltd. Class A	223,200	99,985
Tiangong International Co., Ltd.	1,672,000	537,197
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	101,400	98,467
Tianjin Development Holdings, Ltd.	780,000	142,916
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	41,423
Tianjin Teda Co., Ltd. Class A	63,300	47,571
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	382,800	304,326
Tianze Information Industry, Inc. Class A (a)	23,000	47,279
Tibet Summit Resources Co., Ltd. Class A (a)	50,000	64,100
Tibet Tianlu Co., Ltd. Class A	55,900	65,156
Times Neighborhood Holdings, Ltd.	368,000	486,235
Security Description	Shares	Value
Titan Wind Energy Suzhou Co., Ltd. Class A	94,300	$ 103,245
Tong Ren Tang Technologies Co., Ltd. Class H	733,000	464,391
Tongdao Liepin Group (a)	154,400	386,100
Tongding Interconnection Information Co., Ltd. Class A (a)	54,300	40,727
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	59,700	40,115
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	327,000	158,048
Tongyu Communication, Inc. Class A	12,595	39,402
TRS Information Technology Corp., Ltd. Class A	28,500	44,768
Tungkong, Inc. Class A	15,400	23,895
Tus Environmental Science And Technology Development Co., Ltd. Class A (a)	37,400	42,987
UE Furniture Co., Ltd. Class A	32,298	76,387
Unilumin Group Co., Ltd. Class A	49,340	70,015
Uxin, Ltd. ADR (a)(d)	65,041	56,566
Vats Liquor Chain Store MA	18,700	84,403
Vatti Corp., Ltd. Class A	52,100	74,162
Virscend Education Co., Ltd. (b)	995,000	287,587
Visual China Group Co., Ltd. Class A	34,200	75,442
Viva Biotech Holdings (b)(d)	533,000	609,339
Wangneng Environment Co., Ltd. Class A	25,800	66,987
West China Cement, Ltd.	2,552,000	375,391
Western Region Gold Co., Ltd. Class A	25,500	52,982
Wisdom Education International Holdings Co., Ltd.	336,000	125,729
Wondershare Technology Group Co., Ltd. Class A	6,600	65,841
WPG Shanghai Smart Water PCL Class A	13,400	35,858
Wuhan DDMC Culture & Sports Co., Ltd. Class A	34,700	35,179
Wuhan DR Laser Technology Corp., Ltd. Class A	6,100	123,442
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	57,019
Wuhan P&S Information Technology Co., Ltd. Class A (a)	67,600	62,756
Wutong Holding Group Co., Ltd. Class A (a)	35,900	26,450
Wuxi Boton Technology Co., Ltd. Class A	17,900	57,897
Wuxi Huadong Heavy Machinery Co., Ltd. Class A	52,100	38,233
XGD, Inc. Class A	26,900	56,208

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(d)	233,500	$ 286,828
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	71,500	162,464
Xiamen Goldenhome Co., Ltd. Class A	7,780	64,200
Xiamen Hongxin Electron-Tech Co., Ltd. Class A	23,100	59,841
Xiamen International Airport Co., Ltd. Class A	16,000	43,429
Xian International Medical Investment Co., Ltd. Class A (a)	79,500	78,138
Xi'an Tian He Defense Technology Co., Ltd. Class A	20,100	73,513
Xiangpiaopiao Food Co., Ltd. Class A	4,000	13,751
Xilinmen Furniture Co., Ltd. Class A	32,600	61,008
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	58,557
Xinhua Winshare Publishing and Media Co., Ltd. Class H	129,000	81,395
Xinji Shaxi Group Co., Ltd.	279,000	89,280
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	56,660
Xinjiang Machinery Research Institute Co., Ltd. Class A (a)	64,800	51,467
Xinjiang Xintai Natural Gas Co., Ltd. Class A	15,600	61,446
Xinjiang Zhongtai Chemical Co., Ltd. Class A	35,300	26,424
Xtep International Holdings, Ltd.	737,763	217,997
Yang Quan Coal Industry Group Co., Ltd. Class A	134,200	94,723
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	34,100	76,126
Yantai Zhenghai Bio-tech Co., Ltd.	6,700	65,200
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	40,900	56,170
YGSOFT, Inc. Class A	42,935	53,461
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	150,800	192,051
Yipinhong Pharmaceutical Co., Ltd. Class A	2,400	14,977
Yixin Group, Ltd. (a)(b)	1,359,500	338,559
Yonggao Co., Ltd. Class A	43,500	48,780
YongXing Special Materials Technology Co., Ltd. Class A	5,500	13,194
Yotrio Group Co., Ltd. Class A	177,780	112,909
YuanShengTai Dairy Farm, Ltd. (a)	1,713,000	134,830
Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	$ 48,359
Zall Smart Commerce Group, Ltd. (a)(d)	2,345,000	214,832
ZBOM Home Collection Co., Ltd. Class A	21,000	95,990
Zhejiang Communications Technology Co., Ltd.	96,700	81,506
ZheJiang Dali Technology Co., Ltd. Class A	22,400	82,354
Zhejiang Firstar Panel Technology Co., Ltd. Class A (a)	42,800	45,283
Zhejiang Fuchunjiang Environmental Thermoelectric Co., Ltd. Class A	23,700	23,434
Zhejiang Furun Co., Ltd. Class A	28,500	50,522
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A (a)	17,000	36,524
Zhejiang Hangmin Co., Ltd. Class A	86,296	67,777
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	70,596
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	66,903
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	70,092
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	58,883
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	188,679	119,275
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	55,683
Zhejiang Meida Industrial Co., Ltd. Class A	40,900	110,291
Zhejiang Merit Interactive Network Technology Co., Ltd. Class A	16,900	75,705
Zhejiang Narada Power Source Co., Ltd. Class A (a)	26,800	56,236
Zhejiang Runtu Co., Ltd. Class A	51,600	69,268
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	47,587
Zhejiang Wanliyang Co., Ltd. Class A	103,700	145,779
Zhejiang Wanma Co., Ltd. Class A	31,900	35,584
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	100,524
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	44,711
Zhejiang Yankon Group Co., Ltd. Class A	101,700	58,146
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	51,492
Zhejiang Yongtai Technology Co., Ltd. Class A	45,833	71,049

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	$ 90,161
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	232,600	250,308
Zhongfu Information, Inc. Class A	11,600	78,817
Zhonghang Electronic Measuring Instruments Co., Ltd. Class A	25,300	60,954
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	161,600	89,059
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	40,996
Zhongyuan Environment-Protection Co., Ltd. Class A	17,100	16,807
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,900	78,418
ZJBC Information Technology Co., Ltd. Class A (a)	49,980	45,957
		82,335,244
COLOMBIA — 0.1%
Cementos Argos SA	235,160	282,484
Cemex Latam Holdings SA (a)	140,605	102,325
		384,809
CYPRUS — 0.0% (c)
Cairo Mezz PLC (a)	143,517	12,100
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (b)	399,376	919,765
Philip Morris CR A/S	637	377,784
		1,297,549
EGYPT — 0.7%
Cairo Investment & Real Estate Development Co. SAE	134,134	110,644
CI Capital Holding for Financial Investments (a)	417,034	87,588
Cleopatra Hospital (a)	517,133	164,065
Eastern Co SAE	450,104	344,147
Egypt Kuwait Holding Co. SAE	603,845	645,510
Egyptian Financial Group-Hermes Holding Co. (a)	516,365	450,181
ElSewedy Electric Co.	318,568	138,666
Emaar Misr for Development SAE (a)	291,165	46,003
Heliopolis Housing	292,497	108,944
Ibnsina Pharma SAE	238,126	110,148
Medinet Nasr Housing	695,611	141,682
Oriental Weavers	56,475	21,178
Palm Hills Developments SAE (a)	914,861	82,140
Pioneers Holding for Financial Investments SAE (a)	203,576	51,152
Qalaa Holdings SAE (a)	817,724	81,617
Six of October Development & Investment	444,462	354,780
Security Description	Shares	Value
Talaat Moustafa Group	634,139	$ 255,104
Telecom Egypt Co.	159,925	118,726
		3,312,275
GREECE — 1.3%
Aegean Airlines SA (a)	44,533	161,887
Alpha Bank AE (a)	890,149	540,706
Athens Water Supply & Sewage Co. SA	5,103	39,914
Diana Shipping, Inc. (a)	22,662	31,953
Ellaktor SA (a)	94,892	155,229
Eurobank Ergasias Services and Holdings SA Class A (a)	1,722,205	761,974
FF Group (e)	24,815	—
Fourlis Holdings SA (a)	31,814	141,019
GEK Terna Holding Real Estate Construction SA (a)	42,901	308,387
Hellenic Exchanges - Athens Stock Exchange SA	77,955	257,787
Holding Co. ADMIE IPTO SA	131,745	362,281
LAMDA Development SA (a)	27,110	175,802
Motor Oil Hellas Corinth Refineries SA	39,185	461,801
Mytilineos SA	93,550	1,005,414
National Bank of Greece SA (a)	389,546	493,345
Piraeus Bank SA (a)	232,133	289,905
Public Power Corp. SA (a)	123,034	732,921
Sarantis SA	9,500	95,137
Star Bulk Carriers Corp.	71,918	495,515
Terna Energy SA	13,421	179,415
Tsakos Energy Navigation, Ltd. (d)	14,090	111,593
		6,801,985
HONG KONG — 1.8%
AAG Energy Holdings, Ltd. (b)	397,000	56,348
Agritrade Resources, Ltd. (e)	1,595,000	8,541
AGTech Holdings, Ltd. (a)	2,176,000	81,425
Ajisen China Holdings, Ltd.	166,000	24,204
Anxin-China Holdings, Ltd. (e)	2,248,000	—
CA Cultural Technology Group, Ltd. (a)(d)	1,026,000	334,939
Camsing International Holding, Ltd. (a)(d)(e)	276,000	20,655
China Animal Healthcare, Ltd. (e)	1,059,700	—
China Ding Yi Feng Holdings, Ltd. (a)	632,000	214,472
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd.	513,000	404,443
China Lumena New Materials Corp. (a)(d)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(d)(e)	693,675	—
China Star Entertainment, Ltd.	390,000	72,968
China Water Affairs Group, Ltd. (d)	562,000	440,898

30

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Comba Telecom Systems Holdings, Ltd. (d)	1,052,575	$ 372,136
Concord New Energy Group, Ltd.	8,100,000	365,806
Dawnrays Pharmaceutical Holdings, Ltd.	1,359,000	166,587
Digital China Holdings, Ltd. (d)	919,000	758,916
Essex Bio-technology, Ltd.	317,000	184,474
Fosun Tourism Group (b)	104,800	102,636
GCL-Poly Energy Holdings, Ltd. (a)(d)	9,197,000	385,681
GR Properties, Ltd. (a)	424,000	66,746
Guotai Junan International Holdings, Ltd.	1,594,000	211,848
Hi Sun Technology China, Ltd. (a)	1,731,000	189,852
Huayi Tencent Entertainment Co., Ltd. (a)	750,000	12,774
IMAX China Holding, Inc. (b)(d)	70,600	114,964
Jiayuan International Group, Ltd.	487,167	203,039
Ju Teng International Holdings, Ltd.	967,500	289,626
Meilleure Health International Industry Group, Ltd. (a)	900,000	36,581
NetDragon Websoft Holdings, Ltd.	252,000	546,271
Nissin Foods Co., Ltd.	187,000	195,204
Olympic Circuit Technology Co., Ltd.	20,300	73,586
Pou Sheng International Holdings, Ltd. (a)	2,159,000	546,018
Skyworth Group, Ltd. (a)	856,832	245,441
SSY Group, Ltd.	970,000	550,710
Tech Pro Technology Development, Ltd. (d)(e)	6,035,100	—
United Laboratories International Holdings, Ltd.	934,500	962,234
Untrade.Realgold Mining (d)(e)	251,500	—
VCredit Holdings, Ltd. (a)(b)	58,600	31,379
Wasion Holdings, Ltd.	743,000	208,040
Yuexiu Transport Infrastructure, Ltd.	1,134,549	658,770
		9,138,212
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	572,223	670,694
Opus Global Nyrt (a)	71,838	56,365
		727,059
INDIA — 11.9%
Aarti Drugs, Ltd.	18,796	196,495
Aavas Financiers, Ltd. (a)	18,992	369,273
Adani Power, Ltd. (a)	420,650	210,382
Aditya Birla Capital, Ltd. (a)	268,019	225,953
Aditya Birla Fashion and Retail, Ltd. (a)	195,466	353,948
Aegis Logistics, Ltd.	82,051	254,505
Affle India Private, Ltd. (a)	3,506	136,621
Ajanta Pharma, Ltd.	15,789	345,312
Security Description	Shares	Value
Akzo Nobel India, Ltd.	2,433	$ 71,401
Alkyl Amines Chemicals	2,532	110,126
Alok Industries, Ltd. (a)	806,757	213,772
Amara Raja Batteries, Ltd.	45,415	470,370
Amber Enterprises India, Ltd.	6,032	166,653
APL Apollo Tubes, Ltd.	8,901	351,902
Apollo Tyres, Ltd.	159,705	283,239
Ashoka Buildcon, Ltd. (a)	74,822	65,360
Aster DM Healthcare, Ltd. (a)(b)	43,963	78,982
Astra Microwave Products, Ltd.	58,697	92,962
AstraZeneca Pharma India, Ltd.	5,912	344,860
Avanti Feeds, Ltd.	28,459	191,842
Azure Power Global, Ltd. (a)(d)	11,208	333,998
Bajaj Consumer Care, Ltd. (a)	60,281	149,354
Bajaj Electricals, Ltd. (a)	25,954	177,013
Balrampur Chini Mills, Ltd.	202,281	425,508
BASF India, Ltd.	6,515	133,474
BEML, Ltd.	8,791	72,736
Bharat Dynamics, Ltd.	6,143	26,206
Bharat Heavy Electricals, Ltd.	826,001	327,467
Bharat Rasayan, Ltd.	349	42,828
Birla Corp., Ltd.	19,165	173,025
Birlasoft, Ltd. (a)	242,390	641,292
Blue Dart Express, Ltd. (a)	6,738	289,808
Blue Star, Ltd.	37,960	329,873
Brigade Enterprises, Ltd.	57,192	126,275
Can Fin Homes, Ltd.	61,267	345,239
Caplin Point Laboratories, Ltd.	13,206	99,099
Capri Global Capital, Ltd.	25,089	80,133
Carborundum Universal, Ltd.	62,618	228,516
CARE Ratings, Ltd.	21,297	100,856
Castrol India, Ltd.	281,616	417,386
CCL Products India, Ltd.	27,473	98,900
Ceat, Ltd.	33,187	449,450
Century Plyboards India, Ltd.	17,873	39,317
Century Textiles & Industries, Ltd.	25,451	114,371
CESC, Ltd.	43,998	366,153
Chambal Fertilizers and Chemicals, Ltd.	70,466	150,712
Chennai Super Kings Cricket, Ltd. (e)	418,560	—
Cholamandalam Financial Holdings, Ltd. (a)	53,851	287,356
City Union Bank, Ltd.	234,732	444,616
Cochin Shipyard, Ltd. (b)	12,647	57,690
Coforge, Ltd.	23,398	736,444
CreditAccess Grameen, Ltd. (a)	21,102	212,464
CRISIL, Ltd.	12,255	295,711
Cummins India, Ltd.	82,413	497,293
Cyient, Ltd.	48,921	254,286
Dalmia Bharat, Ltd. (a)	54,338	575,528
DCB Bank, Ltd. (a)	154,805	164,289
DCM Shriram, Ltd.	25,760	126,915
Deepak Nitrite, Ltd.	49,793	554,215
Dhanuka Agritech, Ltd.	3,972	40,444
Dilip Buildcon, Ltd. (b)	32,309	146,941

31

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Dish TV India, Ltd. (a)	412,094	$ 75,683
Dishman Carbogen Amcis, Ltd.	41,024	87,241
Dixon Technologies India, Ltd.	4,288	509,239
Edelweiss Financial Services, Ltd. (a)	343,236	274,012
EID Parry India, Ltd. (a)	54,418	208,696
EIH, Ltd. (a)	91,755	100,237
Endurance Technologies, Ltd. (b)	18,991	296,602
Engineers India, Ltd.	151,905	132,490
Equitas Holdings, Ltd.	124,046	84,485
Eris Lifesciences, Ltd. (b)	17,793	129,794
Exide Industries, Ltd.	254,546	568,916
FDC, Ltd.	21,625	104,388
Federal Bank, Ltd. (a)	970,940	639,573
Fine Organic Industries, Ltd.	4,034	146,133
Finolex Cables, Ltd.	54,962	205,381
Firstsource Solutions, Ltd.	158,699	156,483
Fortis Healthcare, Ltd. (a)	252,973	463,910
Future Consumer, Ltd. (a)	453,343	52,843
Future Lifestyle Fashions, Ltd. (a)	57,095	69,067
Future Retail, Ltd. (a)	178,875	218,442
Galaxy Surfactants, Ltd.	3,083	79,223
GHCL, Ltd.	34,052	73,199
Glenmark Pharmaceuticals, Ltd.	89,381	584,708
GMM Pfaudler, Ltd.	1,980	106,911
GMR Infrastructure, Ltd. (a)	2,450,803	765,668
Godfrey Phillips India, Ltd.	23,198	290,289
Godrej Agrovet, Ltd. (b)	7,753	53,534
Godrej Industries, Ltd.	36,410	203,048
Granules India, Ltd.	145,554	757,165
Graphite India, Ltd.	41,740	110,460
Great Eastern Shipping Co. Ltd	61,548	195,956
Greaves Cotton, Ltd. (a)	42,714	43,623
Gujarat Alkalies & Chemicals, Ltd.	4,302	19,288
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	49,178	138,676
Gujarat Pipavav Port, Ltd.	374,834	417,865
Gujarat State Fertilizers & Chemicals, Ltd.	90,709	75,734
Gujarat State Petronet, Ltd.	170,601	482,229
Hawkins Cookers, Ltd.	359	25,110
HEG, Ltd.	9,708	95,685
HeidelbergCement India, Ltd.	23,703	59,980
HFCL, Ltd.	434,726	93,391
Hindustan Copper, Ltd. (a)	242,409	109,081
Housing & Urban Development Corp., Ltd.	23,406	10,279
IDFC, Ltd.	889,535	389,428
IIFL Finance, Ltd.	89,722	96,739
India Cements, Ltd.	319,443	506,788
Indiabulls Housing Finance, Ltd.	212,767	453,190
Indiabulls Real Estate, Ltd. (a)	259,442	180,217
Indiabulls Ventures, Ltd.	170,355	577,124
IndiaMart InterMesh, Ltd. (b)	5,594	378,725
Indian Energy Exchange, Ltd. (b)	76,754	216,228
Security Description	Shares	Value
Indian Hotels Co., Ltd.	430,247	$ 553,991
IndoStar Capital Finance, Ltd. (b)	14,599	55,434
Infibeam Avenues, Ltd.	230,016	231,949
Inox Leisure, Ltd.	54,441	199,597
IOL Chemicals and Pharmaceuticals, Ltd.	17,037	167,645
IRB Infrastructure Developers, Ltd.	209,639	321,363
JB Chemicals & Pharmaceuticals, Ltd.	28,255	378,482
Jindal Saw, Ltd.	131,319	111,954
JK Cement, Ltd.	17,003	347,262
JK Lakshmi Cement, Ltd.	29,159	101,768
JK Paper, Ltd.	12,896	15,845
JM Financial, Ltd.	249,137	260,854
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,398	222,933
JSW Energy, Ltd.	667,225	510,050
Jubilant Life Sciences, Ltd.	78,597	778,673
Jump Networks, Ltd. (a)	31,669	40,842
Just Dial, Ltd. (a)	29,215	150,510
Jyothy Labs, Ltd.	107,777	214,809
Kajaria Ceramics, Ltd.	77,355	580,320
Kalpataru Power Transmission, Ltd.	42,183	140,048
Karnataka Bank, Ltd. (a)	130,424	71,859
Karur Vysya Bank, Ltd. (a)	334,348	147,733
KEC International, Ltd.	69,434	324,207
KEI Industries, Ltd.	31,066	146,867
Kiri Industries, Ltd.	10,390	71,229
KNR Constructions, Ltd.	12,455	43,258
KRBL, Ltd.	46,137	181,252
L&T Finance Holdings, Ltd.	369,637	311,120
Laurus Labs, Ltd. (b)	224,535	873,885
Lemon Tree Hotels, Ltd. (a)(b)	254,635	96,291
LIC Housing Finance, Ltd.	197,522	738,365
Linde India, Ltd.	8,542	89,970
LUX Industries, Ltd.	2,941	57,821
Mahanagar Gas, Ltd.	32,310	363,498
Maharashtra Scooters, Ltd.	2,132	82,541
MakeMyTrip, Ltd. (a)(d)	40,369	620,068
Manappuram Finance, Ltd.	527,054	1,122,615
Mangalore Refinery & Petrochemicals, Ltd. (a)	74,432	25,927
Marksans Pharma, Ltd.	93,231	63,434
Max Financial Services, Ltd. (a)	112,868	936,538
Meghmani Organics, Ltd.	63,359	69,087
Metropolis Healthcare, Ltd. (a)	14,445	351,248
Minda Industries, Ltd.	53,540	240,052
Mishra Dhatu Nigam, Ltd. (b)	16,217	43,092
MOIL, Ltd.	33,730	64,118
Motilal Oswal Financial Services, Ltd.	22,180	195,465
Multi Commodity Exchange of India, Ltd.	31,643	738,880
Narayana Hrudayalaya, Ltd.	18,319	88,889
Natco Pharma, Ltd.	84,058	1,082,227

32

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
National Aluminium Co., Ltd.	458,050	$ 200,218
Navin Fluorine International, Ltd.	28,140	839,985
NBCC India, Ltd.	404,274	129,315
NCC, Ltd.	601,945	290,448
NESCO, Ltd.	11,485	83,849
Network18 Media & Investments, Ltd. (a)	244,734	109,629
NIIT, Ltd.	32,375	58,427
NLC India, Ltd.	30,959	20,771
NOCIL, Ltd.	57,904	111,444
Oberoi Realty, Ltd. (a)	75,774	404,854
Oil India, Ltd.	195,267	236,342
Orient Electric, Ltd.	67,024	164,835
Persistent Systems, Ltd.	53,810	978,214
Phoenix Mills, Ltd.	59,552	470,330
PNB Housing Finance, Ltd. (a)(b)	27,401	125,585
PNC Infratech, Ltd.	87,288	184,798
Poly Medicure, Ltd.	25,843	160,617
Polycab India, Ltd.	7,583	84,268
Polyplex Corp., Ltd.	4,151	39,386
Prestige Estates Projects, Ltd.	120,651	411,845
Procter & Gamble Health, Ltd. (a)	4,058	274,963
PTC India, Ltd.	423,889	273,190
PVR, Ltd.	41,557	683,342
Quess Corp., Ltd. (a)(b)	44,304	247,761
Radico Khaitan, Ltd.	45,541	250,790
Rain Industries, Ltd.	103,842	144,405
Rajesh Exports, Ltd.	66,394	402,297
Rallis India, Ltd.	61,533	237,608
Rashtriya Chemicals & Fertilizers, Ltd.	30,648	17,696
Raymond, Ltd. (a)	17,493	68,924
RBL Bank, Ltd. (b)	252,183	580,725
Redington India, Ltd.	313,868	503,048
Repco Home Finance, Ltd.	36,122	81,101
RITES, Ltd.	32,046	110,041
Schaeffler India, Ltd.	4,151	199,240
Sequent Scientific, Ltd.	74,369	154,927
Shilpa Medicare, Ltd.	17,827	135,213
Shipping Corp. of India, Ltd.	69,231	49,169
Shriram City Union Finance, Ltd.	12,194	156,805
SJVN, Ltd.	87,633	26,071
SKF India, Ltd.	24,349	482,327
Sobha, Ltd.	23,565	71,066
Solara Active Pharma Sciences, Ltd.	8,146	118,811
Sonata Software, Ltd.	27,176	115,713
South Indian Bank, Ltd. (a)	849,973	77,763
Spandana Sphoorty Financial, Ltd. (a)	9,962	68,916
SpiceJet, Ltd. (a)	157,067	102,717
Sterling + Wilson Solar, Ltd. (a)	22,934	70,157
Sterlite Technologies, Ltd.	108,502	220,666
Strides Pharma Science, Ltd.	66,440	647,966
Sudarshan Chemical Industries	13,851	90,985
Sumitomo Chemical India, Ltd.	51,148	199,656
Security Description	Shares	Value
Sun Pharma Advanced Research Co., Ltd. (a)	139,602	$ 328,665
Sundram Fasteners, Ltd.	67,595	366,468
Sunteck Realty, Ltd.	31,560	117,313
Suven Pharmaceuticals, Ltd. (a)	35,950	185,207
Suven Pharmaceuticals, Ltd.	35,950	185,207
Suzlon Energy, Ltd. (a)	1,893,136	74,412
Swan Energy, Ltd.	50,608	85,707
Symphony, Ltd.	26,527	341,439
Tata Chemicals, Ltd.	62,033	251,815
Tata Elxsi, Ltd.	22,638	394,892
TCI Express, Ltd.	10,228	108,158
TeamLease Services, Ltd. (a)	6,476	192,669
Thermax, Ltd.	52,235	508,721
Thyrocare Technologies, Ltd. (b)	7,591	78,014
Timken India, Ltd.	17,918	268,697
Trident, Ltd.	1,922,206	174,557
TTK Prestige, Ltd.	1,907	157,790
Tube Investments of India, Ltd.	59,407	486,577
TV18 Broadcast, Ltd. (a)	310,053	120,189
Uflex, Ltd.	12,000	50,933
Vaibhav Global, Ltd.	5,099	130,156
Vakrangee, Ltd.	392,186	154,153
V-Guard Industries, Ltd.	67,379	155,662
Vinati Organics, Ltd.	19,400	351,438
VIP Industries, Ltd.	35,994	140,673
V-Mart Retail, Ltd. (a)	5,619	150,631
VST Industries, Ltd.	608	26,928
WABCO India, Ltd.	940	73,895
Welspun Corp., Ltd.	174,552	268,997
Welspun India, Ltd.	329,831	299,521
Westlife Development, Ltd. (a)	32,423	173,717
Wockhardt, Ltd. (a)	8,502	33,948
Zydus Wellness, Ltd.	9,643	240,415
		60,052,943
INDONESIA — 2.0%
Ace Hardware Indonesia Tbk PT	3,756,000	402,609
AKR Corporindo Tbk PT	2,074,400	355,492
Aneka Tambang Tbk	5,809,200	275,234
Astra Agro Lestari Tbk PT	285,900	195,500
Bank BTPN Syariah Tbk PT	1,816,600	400,433
Bank Bukopin Tbk (a)	3,018,500	42,600
Bank CIMB Niaga Tbk PT	3,289,100	159,150
Bank Pan Indonesia Tbk PT (a)	1,784,600	88,750
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,713,500	275,588
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,095,000	208,901
Bank Tabungan Negara Persero Tbk PT	2,906,400	234,387
Bintang Oto Global Tbk PT (a)	946,000	98,224
Buana Lintas Lautan Tbk PT (a)	2,182,900	44,010
Bukit Asam Tbk PT	2,109,600	279,295
Bumi Serpong Damai Tbk PT (a)	7,549,400	375,441
Bumitama Agri, Ltd.	588,300	209,014
Ciputra Development Tbk PT	9,532,499	413,203

33

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Delta Dunia Makmur Tbk PT (a)	4,792,200	$ 73,429
Dms Propertindo Tbk Pt	855,400	32,480
Erajaya Swasembada Tbk PT (a)	1,150,900	119,499
Global Mediacom Tbk PT (a)	3,825,700	57,591
Indika Energy Tbk PT	1,068,100	66,038
Indo Tambangraya Megah Tbk PT	146,100	80,021
Indosat Tbk PT (a)	482,700	64,555
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,593,600	129,854
Inti Agri Resources Tbk PT (a)(e)	258,200	434
Japfa Comfeed Indonesia Tbk PT	4,289,900	318,571
Jasa Marga Persero Tbk PT	1,122,200	272,254
Kimia Farma Tbk PT (a)	276,400	53,683
Krakatau Steel Persero Tbk PT (a)	464,700	8,932
Link Net Tbk PT	1,521,300	180,450
Matahari Department Store Tbk PT (a)	912,100	60,071
Medco Energi Internasional Tbk PT (a)	9,386,392	213,212
Media Nusantara Citra Tbk PT (a)	6,174,000	298,742
Metro Healthcare Indonesia Tbk PT (a)	4,128,200	103,760
Mitra Adiperkasa Tbk PT (a)	9,072,700	347,543
MNC Vision Networks Tbk PT	1,492,600	28,488
Pabrik Kertas Tjiwi Kimia Tbk PT	762,900	310,184
Pacific Strategic Financial Tbk PT (a)	2,625,400	149,972
Pakuwon Jati Tbk PT (a)	7,662,400	182,291
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,031,600	245,201
PP Persero Tbk PT	3,194,398	177,109
Ramayana Lestari Sentosa Tbk PT	2,113,900	75,293
Rimo International Lestari Tbk PT (a)	100,200	337
Sawit Sumbermas Sarana Tbk PT (a)	2,812,500	151,210
Selamat Sempurna Tbk PT	513,300	41,223
Summarecon Agung Tbk PT (a)	8,177,100	304,993
Surya Citra Media Tbk PT	2,942,800	240,289
Surya Semesta Internusa Tbk PT	1,018,700	29,438
Timah Tbk PT (a)	1,203,829	54,609
Tower Bersama Infrastructure Tbk PT	7,387,000	662,745
Trada Alam Minera Tbk PT (a)(e)	6,757,200	11,353
Transcoal Pacific Tbk PT	625,600	220,726
Tunas Baru Lampung Tbk PT	911,800	45,039
Waskita Karya Persero Tbk PT	3,709,300	124,142
Wijaya Karya Persero Tbk PT	4,099,236	301,657
XL Axiata Tbk PT	1,997,200	272,467
		10,167,716
KUWAIT — 0.9%
Ahli United Bank KSCP	227,786	201,403
Al Ahli Bank of Kuwait KSCP	228,574	138,710
ALAFCO Aviation Lease & Finance Co. KSCP	173,566	88,907
Security Description	Shares	Value
Alimtiaz Investment Group KSC (a)	528,399	$ 158,089
Boubyan Petrochemicals Co. KSCP	284,511	510,542
Burgan Bank SAK	573,163	377,745
Gulf Cable & Electrical Industries Co. KSCP	81,353	181,286
Heavy Engineering & Ship Building Co. KSCP Class B	128,897	152,658
Humansoft Holding Co. KSC (a)	61,075	518,291
Integrated Holding Co. KCSC	93,199	109,163
Jazeera Airways Co. KSC (a)	41,625	80,126
Kuwait International Bank KSCP	554,874	336,726
Kuwait Projects Co. Holding KSCP	473,111	233,082
Mezzan Holding Co. KSCC	61,678	125,368
National Industries Group Holding SAK	762,321	412,872
National Investments Co. KSCP	227,504	98,721
National Real Estate Co. KPSC (a)	472,643	114,730
Qurain Petrochemical Industries Co.	351,443	314,177
Warba Bank KSCP (a)	716,715	582,258
		4,734,854
MACAU — 0.0% (c)
Huasheng International Holding, Ltd. (a)	998,000	103,019
MALAYSIA — 4.7%
Aeon Co. M Bhd	950,800	181,900
AEON Credit Service M Bhd	14,300	35,720
AirAsia Group Bhd (a)	774,900	124,939
Alliance Bank Malaysia Bhd	669,800	352,993
Astro Malaysia Holdings Bhd	1,584,700	293,639
ATA IMS Bhd	169,500	71,381
Axis Real Estate Investment Trust	453,929	235,949
Bahvest Resources Bhd (a)	415,700	50,018
Berjaya Corp. Bhd (a)	1,242,245	53,809
Berjaya Sports Toto Bhd	1,171,759	578,055
Bermaz Auto Bhd	877,460	291,396
BIMB Holdings Bhd	238,600	200,963
British American Tobacco Malaysia Bhd	71,600	172,646
Bumi Armada Bhd (a)	3,155,800	193,654
Bursa Malaysia Bhd	542,209	1,106,469
Cahya Mata Sarawak Bhd	594,400	175,938
Careplus Group Bhd	195,300	140,054
Carlsberg Brewery Malaysia Bhd Class B	117,100	583,316
Comfort Glove Bhd	194,000	170,868
D&O Green Technologies Bhd	283,900	71,052
Datasonic Group Bhd	2,247,600	286,663
Dayang Enterprise Holdings Bhd (a)	279,530	65,922
DRB-Hicom Bhd	1,019,000	512,504
Dufu Technology Corp. Bhd	158,300	124,568

34

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Duopharma Biotech Bhd	162,600	$ 123,647
Eastern & Oriental Bhd	1,072,329	99,349
Eco World Development Group Bhd (a)	628,700	60,517
Econpile Holdings Bhd	898,600	104,878
Ekovest Bhd	1,174,400	139,894
FGV Holdings Bhd	1,761,600	487,508
Focus Dynamics Group Bhd (a)	997,500	532,896
Frontken Corp. Bhd	302,300	263,344
GD Express Carrier Bhd	578,000	45,901
Globetronics Technology Bhd	325,500	207,574
Greatech Technology Bhd (a)	85,200	139,215
Guan Chong Bhd	126,700	100,616
Heineken Malaysia Bhd	133,100	661,736
Hengyuan Refining Co. Bhd (a)	24,500	16,744
Hibiscus Petroleum Bhd (a)	600,800	73,013
IGB Real Estate Investment Trust	1,200,700	525,875
IJM Corp. Bhd	2,022,600	700,889
Inari Amertron Bhd	1,790,979	982,657
IOI Properties Group Bhd	567,700	123,636
Iris Corp. Bhd (a)	1,302,400	87,756
JAKS Resources Bhd (a)	217,000	42,559
JHM Consolidation Bhd	120,900	49,169
KNM Group Bhd (a)	1,451,100	64,602
KPJ Healthcare Bhd	3,494,672	714,829
Leong Hup International Bhd	330,600	56,486
Lotte Chemical Titan Holding Bhd (b)	212,800	109,076
Magnum Bhd	1,326,433	670,319
Mah Sing Group Bhd	760,900	120,850
Malakoff Corp. Bhd	216,600	49,257
Malayan Flour Mills Bhd	80,400	11,125
Malaysia Building Society Bhd	2,009,598	246,636
Malaysian Pacific Industries Bhd	74,400	336,595
Malaysian Resources Corp. Bhd	2,470,400	279,410
Mega First Corp. BHD	135,100	233,430
Mi Technovation Bhd	116,900	118,152
My EG Services Bhd (a)	1,928,950	608,092
Padini Holdings Bhd	563,600	316,012
Pavilion Real Estate Investment Trust	1,080,700	400,500
Pentamaster Corp. Bhd	361,750	417,856
Pentamaster International, Ltd.	276,000	67,308
Sapura Energy Bhd (a)	5,508,300	132,554
Scientex Bhd	205,200	523,432
Serba Dinamik Holdings Bhd	979,210	386,453
Sime Darby Property Bhd	1,163,800	162,436
SKP Resources Bhd	294,600	131,154
SP Setia Bhd Group	444,400	82,346
Sunway Bhd	550,000	181,326
Sunway Real Estate Investment Trust	2,059,900	773,299
Syarikat Takaful Malaysia Keluarga Bhd	115,800	136,825
TIME dotCom Bhd	244,400	705,763
TSH Resources Bhd	481,200	110,008
Security Description	Shares	Value
Uchi Technologies Bhd	37,200	$ 23,723
UEM Sunrise Bhd (a)	1,166,200	102,434
UMW Holdings Bhd	370,400	223,729
UOA Development Bhd	1,519,000	584,863
UWC Bhd	75,400	102,154
Velesto Energy Bhd (a)	2,122,515	66,400
ViTrox Corp. Bhd	124,000	364,048
VS Industry Bhd	1,499,700	819,232
WCT Holdings Bhd (a)	628,363	59,729
Yinson Holdings Bhd	666,700	898,453
YNH Property Bhd (a)	128,000	84,707
YTL Corp. Bhd	2,627,900	426,864
YTL Hospitality REIT	116,100	20,256
YTL Power International Bhd	460,700	73,725
		23,640,237
MEXICO — 2.3%
Alpek SAB de CV	74,000	51,622
Alsea SAB de CV (a)	277,597	265,076
Axtel SAB de CV (a)	116,400	37,067
Banco del Bajio SA (a)(b)	310,604	232,998
Bolsa Mexicana de Valores SAB de CV (d)	569,980	1,293,804
Concentradora Fibra Danhos SA de CV REIT	379,899	348,652
Concentradora Hipotecaria SAPI de CV REIT	575,598	456,291
Consorcio ARA SAB de CV (a)(d)	663,925	76,390
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(d)	672,483	488,010
Corp. Inmobiliaria Vesta SAB de CV	444,738	671,265
Credito Real SAB de CV SOFOM ER (a)	144,281	71,566
Genomma Lab Internacional SAB de CV Class B (a)	681,893	668,433
Gentera SAB de CV (a)	578,386	165,322
Grupo Aeroportuario del Centro Norte SAB de CV (a)	203,400	935,654
Grupo Cementos de Chihuahua SAB de CV	68,058	317,634
Grupo Herdez SAB de CV	52,900	95,924
Grupo Lala SAB de CV	84,700	51,682
Grupo Traxion SAB de CV (a)(b)	49,000	36,491
Hoteles City Express SAB de CV (a)(d)	250,318	63,499
Industrias Bachoco SAB de CV Class B	16,700	52,977
La Comer SAB de CV	189,700	300,502
Macquarie Mexico Real Estate Management SA de CV REIT (b)	725,566	892,671
Megacable Holdings SAB de CV	261,888	754,852
Nemak SAB de CV (b)	134,000	38,848
PLA Administradora Industrial S de RL de CV REIT	820,354	1,137,122

35

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Prologis Property Mexico SA de CV REIT	533,717	$ 1,037,177
Qualitas Controladora SAB de CV (d)	195,168	737,237
Regional SAB de CV (a)	50,900	121,026
Unifin Financiera SAB de CV (a)(d)	44,042	36,589
Vista Oil & Gas SAB de CV ADR (a)	38,200	85,950
		11,522,331
MONACO — 0.1%
Costamare, Inc.	36,294	220,305
GasLog, Ltd.	20,619	55,877
		276,182
PAKISTAN — 0.9%
Bank Al Habib, Ltd.	332,777	129,638
Bank Alfalah, Ltd.	590,983	124,008
DG Khan Cement Co., Ltd.	33,500	20,840
Engro Corp., Ltd.	269,200	488,913
Engro Fertilizers, Ltd.	543,914	199,583
Fauji Fertilizer Co., Ltd.	347,500	226,404
Habib Bank, Ltd.	384,410	303,214
Hub Power Co. Ltd (a)	519,113	245,729
Lucky Cement, Ltd.	157,300	614,082
Mari Petroleum Co., Ltd.	9,932	82,064
MCB Bank, Ltd.	369,572	387,566
Meezan Bank, Ltd.	108,500	53,815
Millat Tractors, Ltd.	20,226	105,584
National Bank of Pakistan (a)	163,000	39,218
Pakistan Oilfields, Ltd.	81,480	207,119
Pakistan Petroleum, Ltd.	234,740	130,378
Pakistan State Oil Co., Ltd.	384,420	464,319
Searle Co., Ltd.	39,295	60,764
SUI Northern Gas Pipeline	819,900	305,750
TRG Pakistan (a)	198,500	62,466
United Bank, Ltd.	287,600	199,732
		4,451,186
PERU — 0.2%
Alicorp SAA	104,611	223,065
Ferreycorp SAA	1,048,063	509,900
Volcan Cia Minera SAA Class B (a)	1,147,819	124,451
		857,416
PHILIPPINES — 1.2%
AC Energy Corp.	1,352,000	86,452
AllHome Corp. (a)	856,100	102,421
Alliance Global Group, Inc. (a)	2,122,700	306,495
Axelum Resources Corp.	1,534,000	87,332
Bloomberry Resorts Corp.	2,522,500	380,352
Cebu Air, Inc. (a)	308,818	240,468
Century Pacific Food, Inc.	347,600	123,037
Cosco Capital, Inc.	5,104,100	539,047
D&L Industries, Inc.	3,064,600	350,204
DMCI Holdings, Inc.	2,183,000	180,115
Security Description	Shares	Value
DoubleDragon Properties Corp. (a)	495,500	$ 143,090
Filinvest Land, Inc.	3,083,000	57,870
First Gen Corp.	425,300	204,842
GT Capital Holdings, Inc.	55,160	439,641
Holcim Philippines, Inc. (a)	626,000	72,827
LT Group, Inc.	844,100	156,702
MacroAsia Corp. (a)	646,372	62,664
Manila Water Co., Inc.	910,900	276,953
Megawide Construction Corp.	611,300	91,418
Megaworld Corp. (a)	6,448,000	393,690
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	99,343
Nickel Asia Corp.	6,208,680	380,358
Petron Corp.	299,000	18,749
Philippine National Bank (a)	245,600	118,544
Pilipinas Shell Petroleum Corp. (a)	247,500	82,398
PXP Energy Corp. (a)	586,600	62,556
Robinsons Land Corp.	1,225,800	359,042
Security Bank Corp.	165,600	314,770
Semirara Mining & Power Corp.	822,600	169,339
SM Prime Holdings, Inc.	1	1
Vista Land & Lifescapes, Inc.	522,000	36,717
Wilcon Depot, Inc.	502,400	165,809
		6,103,246
POLAND — 1.5%
11 bit studios SA (a)	1,797	225,418
Alior Bank SA (a)	72,261	250,816
Amica SA	1,048	37,135
Asseco Poland SA	53,475	961,246
Bank Handlowy w Warszawie SA (a)	17,785	168,588
Bank Millennium SA (a)	389,160	278,205
Benefit Systems SA (a)	743	140,285
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	23,776	103,004
Budimex SA	8,232	521,639
CCC SA (a)	23,852	291,183
Celon Pharma SA	4,415	47,960
Ciech SA (a)	46,589	329,564
Columbus Energy SA (a)	3,537	67,239
Datawalk SA (a)	1,874	92,819
Develia SA (a)	307,307	138,141
Dom Development SA	1,358	35,826
Enea SA (a)	145,289	214,194
Energa SA (a)	67,270	144,410
EPP NV	300,754	98,448
Eurocash SA (a)	95,345	355,107
Fabryki Mebli Forte SA (a)	8,155	67,495
Famur SA (a)	145,422	65,445
Grupa Azoty SA (a)	46,752	293,836
Jastrzebska Spolka Weglowa SA	25,964	172,249
KRUK SA (a)	16,596	563,166
LiveChat Software SA	6,255	147,059
Mercator Medical SA (a)	2,466	292,755

36

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Neuca SA	295	$ 38,531
PKP Cargo SA (a)	5,490	16,613
PlayWay SA	4,345	628,204
Tauron Polska Energia SA (a)	669,970	380,528
TEN Square Games SA	2,108	311,864
VRG SA (a)	69,499	41,343
Wirtualna Polska Holding SA (a)	5,080	95,652
X-Trade Brokers Dom Maklerski SA (b)	21,705	87,014
		7,702,981
QATAR — 0.8%
Aamal Co.	465,106	119,694
Al Meera Consumer Goods Co. QSC	135,972	736,064
Baladna	262,443	158,576
Gulf International Services QSC (a)	841,062	365,900
Gulf Warehousing Co.	191,527	266,749
Mazaya Real Estate Development QPSC (a)	88,105	28,602
Medicare Group	191,270	399,245
Qatar Aluminium Manufacturing Co.	1,503,755	417,962
Qatar First Bank (a)	1,072,525	384,412
Qatar Insurance Co. SAQ	550,710	345,612
Qatari Investors Group QSC	280,960	147,695
United Development Co. QSC	973,413	497,267
Vodafone Qatar QSC	1,079,874	374,293
		4,242,071
RUSSIA — 0.7%
Aeroflot PJSC (a)	440,133	419,594
Etalon Group PLC GDR	125,766	201,226
Globaltrans Investment PLC GDR	118,285	721,538
HeadHunter Group PLC ADR (d)	8,108	198,484
Lenta PLC GDR (a)	20,664	60,236
LSR Group PJSC GDR	229,155	500,704
M. Video PJSC	62,264	545,925
Mechel PJSC ADR (a)	59,264	89,489
Mosenergo PJSC	3,407,000	90,309
OGK-2 PJSC	14,925,000	148,235
QIWI PLC ADR	38,969	676,112
Raspadskaya OJSC	7,080	11,072
		3,662,924
SAUDI ARABIA — 3.7%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	45,100	203,202
Al Babtain Power & Telecommunication Co.	13,154	100,472
Al Hammadi Co. for Development and Investment (a)	28,173	217,443
Al Jouf Agricultural Development Co.	8,595	90,169
Al Jouf Cement Co. (a)	56,204	165,725
Al Khaleej Training and Education Co.	42,984	295,659
Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (a)	10,725	$ 230,175
Al Rajhi REIT	84,838	232,966
Alahli REIT Fund 1	20,632	55,005
Alandalus Property Co.	16,957	88,065
Alaseel Co.	8,397	127,156
Aldrees Petroleum and Transport Services Co.	19,772	348,958
Al-Etihad Cooperative Insuarnce Co.	28,550	176,130
Alujain Holding (a)	19,898	235,271
Arabian Cement Co.	30,250	262,104
Arriyadh Development Co.	37,662	168,083
Aseer Trading Tourism & Manufacturing Co. (a)	42,852	160,171
Astra Industrial Group (a)	12,765	82,357
Ataa Educational Co.	3,203	34,456
AXA Cooperative Insurance Co. (a)	10,522	111,226
Basic Chemical Industries, Ltd. (a)	9,148	72,923
Batic Investments and Logistic Co. (a)	10,578	92,077
Bawan Co. (a)	28,048	140,730
City Cement Co. (a)	59,209	312,864
Dallah Healthcare Co.	17,155	215,872
Derayah REIT	65,658	190,450
Dur Hospitality Co.	41,890	347,883
Eastern Province Cement Co.	28,088	262,466
Emaar Economic City (a)	260,282	698,082
Fawaz Abdulaziz Al Hokair & Co. (a)	47,512	293,617
Fitaihi Holding Group	17,112	90,421
Hail Cement Co. (a)	32,199	135,461
Halwani Brothers Co.	2,523	46,008
Herfy Food Services Co.	15,806	226,709
Jadwa REIT Saudi Fund	78,860	288,874
Jazan Energy and Development Co. (a)	38,277	164,705
Leejam Sports Co. JSC	11,723	223,465
Maharah Human Resources Co.	10,456	224,123
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	24,192	182,848
Methanol Chemicals Co. (a)	38,576	136,783
Middle East Healthcare Co. (a)	19,286	188,443
Mobile Telecommunications Co. (a)	181,237	655,196
Musharaka Real Estate Income Fund REIT	50,329	132,300
Najran Cement Co. (a)	51,601	244,324
National Agriculture Development Co (a)	31,370	268,045
National Co. for Glass Manufacturing (a)	33,063	257,389
National Co. for Learning & Education	19,232	248,931

37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
National Gas & Industrialization Co.	22,117	$ 180,431
National Industrialization Co. (a)	191,905	678,413
National Medical Care Co.	12,223	179,879
Northern Region Cement Co.	49,244	157,280
Qassim Cement Co.	29,881	588,714
Riyad REIT Fund	66,959	163,162
Saudi Advanced Industries Co.	27,109	135,296
Saudi Airlines Catering Co.	27,993	616,444
Saudi Automotive Services Co.	26,375	231,341
Saudi Ceramic Co. (a)	19,449	228,147
Saudi Chemical Co. Holding (a)	16,364	145,714
Saudi Co. For Hardware CJSC	11,280	154,574
Saudi Fisheries Co. (a)	12,296	176,036
Saudi Ground Services Co.	61,023	497,015
Saudi Industrial Services Co.	20,248	143,321
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,722	192,441
Saudi Public Transport Co. (a)	51,645	249,489
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	72,456
Saudi Real Estate Co. (a)	53,662	218,888
Saudi Research & Marketing Group (a)	22,360	467,957
Saudi Vitrified Clay Pipe Co., Ltd.	7,788	122,502
Saudia Dairy & Foodstuff Co.	13,244	644,034
Seera Group Holding (a)	101,521	517,498
Tabuk Cement Co. (a)	35,752	156,127
Umm Al-Qura Cement Co.	30,388	220,766
United Electronics Co.	19,743	366,868
United International Transportation Co.	18,936	171,645
Walaa Cooperative Insurance Co. (a)	24,754	154,824
Yamama Cement Co.	63,795	442,206
Yanbu Cement Co.	50,755	488,484
Zamil Industrial Investment Co. (a)	24,655	129,358
		18,617,092
SINGAPORE — 0.2%
Asian Pay Television Trust	1,067,800	96,995
Aslan Pharmaceuticals, Ltd. (a)	86,000	32,680
Japfa, Ltd.	237,500	104,388
Riverstone Holdings, Ltd. (d)	192,300	491,632
SIIC Environment Holdings, Ltd. (d)	321,260	43,302
Silverlake Axis, Ltd.	1,007,800	214,096
Yanlord Land Group, Ltd.	112,000	92,711
		1,075,804
SOUTH AFRICA — 5.2%
Adcock Ingram Holdings, Ltd.	164,810	383,173
Advtech, Ltd.	510,902	268,315
AECI, Ltd.	99,894	459,704
African Oxygen, Ltd.	95,172	102,475
Afrimat, Ltd.	50,846	110,471
Security Description	Shares	Value
Alexander Forbes Group Holdings, Ltd.	925,093	$ 194,114
Allied Electronics Corp., Ltd.	122,467	162,261
Arrowhead Properties, Ltd. Class B, REIT	942,833	73,482
Astral Foods, Ltd.	22,267	175,586
Attacq, Ltd. REIT	350,675	63,071
AVI, Ltd.	195,876	872,635
Barloworld, Ltd.	135,277	498,449
Blue Label Telecoms, Ltd. (a)	433,961	94,961
Brait SE (a)(d)	628,720	131,926
Cashbuild, Ltd.	13,822	168,309
City Lodge Hotels, Ltd.	314,825	55,113
Coronation Fund Managers, Ltd.	222,143	536,979
Curro Holdings, Ltd. (d)	134,238	65,188
DataTec, Ltd. (a)	157,667	208,616
Dis-Chem Pharmacies, Ltd. (b)(d)	393,794	406,543
Distell Group Holdings, Ltd.	58,600	258,219
DRDGOLD, Ltd. (d)	287,912	339,522
Emira Property Fund, Ltd. REIT (d)	491,619	170,947
Equites Property Fund, Ltd. REIT	375,532	382,736
Famous Brands, Ltd.	76,709	214,675
Fortress REIT, Ltd. Class A, (d)	543,131	424,932
Fortress REIT, Ltd. Class B,	1,180,731	106,181
Foschini Group, Ltd.	214,420	1,054,103
Grindrod, Ltd.	372,805	77,779
Hosken Consolidated Investments, Ltd. (d)	41,500	85,836
Hudaco Industries, Ltd.	20,203	86,602
Hyprop Investments, Ltd. REIT	175,068	172,024
Imperial Logistics, Ltd.	112,124	254,766
Investec Property Fund, Ltd. REIT	112,528	61,728
Italtile, Ltd.	333,628	251,421
JSE, Ltd.	117,761	827,786
KAP Industrial Holdings, Ltd. (a)	1,744,011	256,165
Liberty Holdings, Ltd.	61,443	209,157
Libstar Holdings, Ltd.	389,947	146,113
Life Healthcare Group Holdings, Ltd.	911,681	932,451
Long4Life, Ltd. (a)	606,962	94,610
Massmart Holdings, Ltd. (a)(d)	60,678	114,808
Metair Investments, Ltd. (a)	173,391	186,073
MiX Telematics, Ltd. ADR	9,424	84,251
Momentum Metropolitan Holdings	466,951	433,917
Montauk Holdings, Ltd. (a)	1	3
Motus Holdings, Ltd.	112,359	291,675
Mr. Price Group, Ltd.	161,224	1,275,970
Net 1 UEPS Technologies, Inc. (a)(d)	66,759	224,978
Netcare, Ltd.	882,912	683,886
Ninety One, Ltd. (a)	66,134	174,454
Oceana Group, Ltd.	34,472	128,133
Omnia Holdings, Ltd. (a)	124,299	231,011
Peregrine Holdings, Ltd. (a)	52,493	66,246
Pick n Pay Stores, Ltd.	226,748	638,239

38

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
PSG Konsult, Ltd.	258,719	$ 104,697
Raubex Group, Ltd.	144,650	164,769
Redefine Properties, Ltd. REIT	3,683,945	532,273
Resilient REIT, Ltd.	228,881	505,926
Reunert, Ltd.	162,749	279,347
RFG Holdings, Ltd.	28,485	22,201
Royal Bafokeng Platinum, Ltd. (a)	126,479	527,223
SA Corporate Real Estate, Ltd. REIT	1,472,831	102,427
Santam, Ltd.	23,755	346,071
Sappi, Ltd. (a)	354,125	563,458
SPAR Group, Ltd.	118,168	1,343,559
Steinhoff International Holdings NV (a)(d)	3,445,440	144,593
Stor-Age Property REIT, Ltd.	156,930	116,192
Sun International, Ltd. (a)	171,902	140,160
Super Group, Ltd. (a)	369,717	446,631
Telkom SA SOC, Ltd.	200,531	315,343
Tiger Brands, Ltd.	111,563	1,275,952
Transaction Capital, Ltd.	316,163	410,747
Truworths International, Ltd. (d)	272,226	508,710
Tsogo Sun Gaming, Ltd.	355,682	73,141
Vukile Property Fund, Ltd. REIT	701,021	205,095
Wilson Bayly Holmes-Ovcon, Ltd.	78,449	523,228
Woolworths Holdings, Ltd.	654,383	1,382,914
Zeder Investments, Ltd.	633,500	88,493
		26,095,918
SPAIN — 0.0% (c)
AmRest Holdings SE (a)	41,626	189,486
TAIWAN — 29.3%
Abnova Corp.	18,000	47,048
AcBel Polytech, Inc. (d)	811,000	670,653
A-DATA Technology Co., Ltd. (d)	247,652	470,301
Advanced Ceramic X Corp.	54,642	739,578
Advanced Wireless Semiconductor Co.	70,801	248,129
AGV Products Corp. (a)(d)	1,799,414	464,734
Alchip Technologies, Ltd.	55,000	925,782
ALI Corp. (a)	41,000	32,772
Alpha Networks, Inc.	452,285	402,906
Altek Corp.	221,516	193,890
AMPACS Corp.	22,144	84,869
AmTRAN Technology Co., Ltd. (a)	935,717	319,207
AP Memory Technology Corp.	31,000	352,151
Apex International Co., Ltd.	59,000	147,082
Applied BioCode Corp. (a)	37,000	136,058
Arcadyan Technology Corp.	202,318	594,478
Ardentec Corp.	112,000	126,262
Argosy Research, Inc.	9,000	32,163
Asia Optical Co., Inc.	210,540	468,157
Asia Pacific Telecom Co., Ltd. (a)	944,476	309,803
Asia Polymer Corp.	958,863	586,005
Asia Vital Components Co., Ltd.	122,000	282,653
ASPEED Technology, Inc. (d)	17,000	666,218
Security Description	Shares	Value
ASROCK, Inc.	11,000	$ 67,036
Aten International Co., Ltd.	215,000	614,667
AURAS Technology Co., Ltd.	26,000	215,006
Aurora Corp.	12,000	34,846
Avermedia Technologies	93,000	194,272
Bank of Kaohsiung Co., Ltd.	102,861	35,161
Baotek Industrial Materials, Ltd. (a)	24,000	30,661
Basso Industry Corp.	114,800	151,418
BES Engineering Corp.	2,600,356	676,980
Brave C&H Supply Co., Ltd.	14,000	114,564
Brighton-Best International Taiwan, Inc.	196,000	173,248
Brogent Technologies, Inc.	6,300	21,753
Capital Securities Corp.	2,226,771	826,524
Career Technology MFG. Co., Ltd. (d)	346,943	323,440
Casetek Holdings, Ltd.	141,820	422,101
Cathay Real Estate Development Co., Ltd.	848,332	568,249
Center Laboratories, Inc.	294,090	692,526
Century Iron & Steel Industrial Co., Ltd.	86,000	380,084
Chang Wah Electromaterials, Inc.	784,190	533,407
Chang Wah Technology Co., Ltd.	50,000	64,654
Channel Well Technology Co., Ltd.	16,000	22,650
Charoen Pokphand Enterprise	265,675	609,102
Chaun-Choung Technology Corp.	34,000	302,880
Cheng Loong Corp.	1,168,128	1,272,510
Cheng Mei Materials Technology Corp. (a)	93,000	26,813
Cheng Uei Precision Industry Co., Ltd.	340,915	481,439
Chia Hsin Cement Corp.	118,000	63,967
Chief Telecom, Inc.	7,000	83,264
Chilisin Electronics Corp.	135,455	462,554
China Airlines, Ltd. (a)	1,730,000	494,593
China Bills Finance Corp.	969,394	487,007
China Chemical & Pharmaceutical Co., Ltd.	670,000	530,920
China General Plastics Corp.	94,920	63,745
China Man-Made Fiber Corp. (a)	1,812,527	473,753
China Motor Corp. (a)	216,000	313,238
China Petrochemical Development Corp. (d)	2,129,103	615,309
China Steel Chemical Corp.	175,000	551,067
Chin-Poon Industrial Co., Ltd.	307,000	307,933
Chipbond Technology Corp.	539,000	1,179,912
ChipMOS Techinologies, Inc.	290,875	286,737
Chong Hong Construction Co., Ltd.	266,275	735,515
Chung-Hsin Electric & Machinery Manufacturing Corp.	124,000	182,819
Chunghwa Precision Test Tech Co., Ltd.	11,000	266,625
Cleanaway Co., Ltd.	29,000	157,707

39

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Clevo Co.	527,265	$ 527,047
CMC Magnetics Corp.	878,303	236,543
Concraft Holding Co., Ltd.	34,911	101,977
Coretronic Corp.	404,652	466,659
CSBC Corp. Taiwan (a)	215,082	178,975
CTCI Corp.	670,000	903,373
Cub Elecparts, Inc.	55,923	307,980
CyberTAN Technology, Inc.	538,210	262,954
Dadi Early-Childhood Education Group, Ltd.	8,000	49,582
Darfon Electronics Corp.	136,000	177,267
Darwin Precisions Corp. (a)	408,576	154,475
Dimerco Express Corp.	35,000	72,267
D-Link Corp. (a)	991,054	631,343
Dyaco International, Inc.	18,000	73,959
Dynapack International Technology Corp.	175,000	484,600
E Ink Holdings, Inc.	715,000	940,595
E&R Engineering Corp. (a)	38,000	93,944
Egis Technology, Inc. (d)	49,000	284,234
EirGenix, Inc. (a)	68,000	147,918
Elan Microelectronics Corp.	282,029	1,416,864
Elite Advanced Laser Corp.	96,600	210,798
Elite Material Co., Ltd.	254,782	1,284,379
Elite Semiconductor Memory Technology, Inc.	307,674	395,720
eMemory Technology, Inc.	48,000	845,245
Ennoconn Corp.	44,340	352,889
Episil-Precision, Inc.	40,000	91,983
Epistar Corp. (a)	827,572	1,010,105
Eternal Materials Co., Ltd.	1,113,805	1,259,482
Eva Airways Corp.	352,000	129,439
Ever Supreme Bio Technology Co., Ltd. (a)	8,908	63,053
Everlight Chemical Industrial Corp.	561,304	310,091
Everlight Electronics Co., Ltd.	632,503	808,045
Excelliance Mos Corp.	8,000	28,727
Excelsior Medical Co., Ltd.	184,432	352,791
Far Eastern Department Stores, Ltd.	859,490	724,106
Far Eastern International Bank	3,644,115	1,289,696
Faraday Technology Corp. (d)	278,385	421,490
Farglory Land Development Co., Ltd.	234,464	367,944
Feng Hsin Steel Co., Ltd.	465,270	898,025
Firich Enterprises Co., Ltd.	120,291	107,573
FIT Holding Co., Ltd. (a)	58,000	76,500
Fittech Co., Ltd.	22,000	111,664
FLEXium Interconnect, Inc.	261,099	1,095,350
FocalTech Systems Co., Ltd.	143,000	161,456
Forcecon Tech Co., Ltd.	6,000	16,408
Foresee Pharmaceuticals Co., Ltd. (a)	30,000	90,222
Formosa Sumco Technology Corp.	5,000	18,127
Formosa Taffeta Co., Ltd.	960,000	1,035,840
Formosan Rubber Group, Inc.	357,610	243,864
Security Description	Shares	Value
Foxsemicon Integrated Technology, Inc.	65,050	$ 403,165
Fulgent Sun International Holding Co., Ltd.	70,330	263,476
Fusheng Precision Co., Ltd.	28,000	169,671
Gamania Digital Entertainment Co., Ltd.	38,000	82,135
Gemtek Technology Corp.	449,234	398,637
General Biologicals Corp. (a)	13,351	31,946
General Interface Solution Holding, Ltd.	101,000	434,172
GeneReach Biotechnology Corp. (a)	12,000	74,995
Getac Technology Corp.	249,000	392,475
Gigabyte Technology Co., Ltd.	460,000	1,199,157
Gigastorage Corp. (a)	331,941	202,291
Ginko International Co., Ltd.	40,950	189,465
Global Lighting Technologies, Inc.	30,000	106,692
Global Mixed Mode Technology, Inc.	2,000	10,496
Global PMX Co., Ltd. (a)	16,000	91,983
Global Unichip Corp.	84,669	760,097
Gloria Material Technology Corp.	464,909	250,417
Gold Circuit Electronics, Ltd. (a)	197,000	303,370
Golden Biotechnology Corp. (a)	33,229	44,574
Goldsun Building Materials Co., Ltd.	1,602,041	1,297,143
Gongwin Biopharm Holdings Co., Ltd. (a)	27,645	142,702
Gourmet Master Co., Ltd.	81,644	287,538
Grand Pacific Petrochemical (a)	859,000	551,668
Grand Plastic Technology Corp.	4,000	51,930
Grape King Bio, Ltd.	105,000	612,699
Great Wall Enterprise Co., Ltd. (d)	813,615	1,186,908
Gudeng Precision Industrial Co., Ltd.	22,000	213,452
Hannstar Board Corp.	216,674	293,268
HannStar Display Corp. (a)(d)	2,268,599	664,240
HannsTouch Solution, Inc.	703,498	231,002
Highwealth Construction Corp.	828,003	1,229,339
Himax Technologies, Inc. ADR (a)(d)	107,009	380,952
HLJ Technology Co., Ltd.	42,665	62,093
Ho Tung Chemical Corp.	1,303,351	449,121
Holtek Semiconductor, Inc.	70,000	155,894
Holy Stone Enterprise Co., Ltd.	103,000	359,195
Hota Industrial Manufacturing Co., Ltd.	168,680	551,550
Hsin Kuang Steel Co., Ltd.	152,000	161,909
HTC Corp. (d)	557,000	550,038
Hu Lane Associate, Inc.	13,325	36,807
Huaku Development Co., Ltd.	269,260	801,402
Huang Hsiang Construction Corp.	303,484	403,954
Hung Sheng Construction, Ltd.	90,400	55,091
Ibase Technology, Inc. (d)	356,817	505,127
IBF Financial Holdings Co., Ltd.	2,341,222	949,843
Ichia Technologies, Inc.	370,000	209,516

40

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
International CSRC Investment Holdings Co. (d)	831,767	$ 562,897
International Games System Co., Ltd.	38,000	1,011,601
Iron Force Industrial Co., Ltd.	68,000	181,963
ITE Technology, Inc.	372,992	893,780
ITEQ Corp.	118,872	504,843
Jentech Precision Industrial Co., Ltd.	28,000	293,902
Jess-Link Products Co., Ltd.	205,230	231,718
Jih Sun Financial Holdings Co., Ltd.	1,979,768	751,932
Johnson Health Tech Co., Ltd.	6,000	13,777
KEE TAI Properties Co., Ltd.	898,076	306,367
Kenda Rubber Industrial Co., Ltd.	710,579	725,005
Kerry TJ Logistics Co., Ltd.	235,000	308,741
Keystone Microtech Corp.	7,000	63,929
Kindom Development Co., Ltd.	75,000	101,253
King Slide Works Co., Ltd.	61,000	589,738
King Yuan Electronics Co., Ltd.	998,656	1,051,689
King's Town Bank Co., Ltd.	1,011,000	1,291,589
Kinpo Electronics (d)	1,554,371	563,528
Kinsus Interconnect Technology Corp.	269,030	612,150
KMC Kuei Meng International, Inc.	30,000	196,292
KNH Enterprise Co., Ltd.	58,000	78,503
Ko Ja Cayman Co., Ltd.	10,000	47,476
Kuoyang Construction Co., Ltd.	628,138	532,449
Land Mark Optoelectronics Corp.	31,000	266,522
Lien Hwa Industrial Holdings Corp.	1,026,344	1,410,417
Lin BioScience, Inc. (a)	11,936	43,273
Lingsen Precision Industries, Ltd. (a)(d)	834,694	305,495
Lite-On Semiconductor Corp. (a)	26,000	37,705
Longchen Paper & Packaging Co., Ltd. (d)	646,191	373,721
Longwell Co. (d)	211,000	389,769
Lotes Co., Ltd.	80,418	1,280,046
Lotus Pharmaceutical Co., Ltd. (a)	34,000	94,621
Lumax International Corp., Ltd.	180,322	394,116
Lumosa Therapeutics Co., Ltd. (a)	17,000	22,188
Lung Yen Life Service Corp.	194,000	359,706
Machvision, Inc.	23,915	235,335
Macroblock, Inc.	9,000	28,807
Macronix International	1,076,000	1,187,011
Makalot Industrial Co., Ltd.	109,973	649,312
Marketech International Corp.	19,000	67,899
Medigen Biotechnology Corp. (a)	92,000	205,207
Medigen Vaccine Biologics Corp. (a)	71,000	242,207
Mercuries & Associates Holding, Ltd.	566,505	421,524
Merry Electronics Co., Ltd.	140,464	717,791
Microbio Co., Ltd. (a)	243,723	711,090
Mirle Automation Corp.	297,331	421,943
Security Description	Shares	Value
Mitac Holdings Corp.	1,095,544	$ 1,081,851
Motech Industries, Inc. (a)	303,982	404,617
MPI Corp.	21,000	74,684
Mycenax Biotech, Inc. (a)	37,000	58,511
Nan Kang Rubber Tire Co., Ltd. (d)	503,204	738,422
Nan Liu Enterprise Co., Ltd.	17,000	137,646
Nantex Industry Co., Ltd.	450,504	776,195
Nichidenbo Corp.	88,000	132,781
OBI Pharma, Inc. (a)	109,797	424,600
OptoTech Corp. (a)	271,900	217,336
Orient Semiconductor Electronics, Ltd.	369,704	130,204
Oriental Union Chemical Corp.	712,500	397,309
Pan Jit International, Inc.	222,000	278,247
Pan-International Industrial Corp.	506,539	303,448
Panion & BF Biotech, Inc.	51,000	218,355
PChome Online, Inc.	87,670	304,221
PharmaEngine, Inc.	108,197	227,885
PharmaEssentia Corp. (a)	114,953	396,910
Pharmally International Holding Co., Ltd.	38,461	75,164
Phihong Technology Co., Ltd. (a)	89,000	30,884
Phison Electronics Corp.	98,000	895,000
Phytohealth Corp. (a)	350,511	304,982
Pixart Imaging, Inc.	109,060	670,281
Polaris Group/Tw (a)	142,505	73,806
Posiflex Technology, Inc.	13,000	35,640
Poya International Co., Ltd.	46,300	884,051
President Securities Corp.	1,385,581	743,933
Primax Electronics, Ltd. (d)	409,000	603,713
Prince Housing & Development Corp.	1,524,996	566,042
Promate Electronic Co., Ltd. (d)	368,000	422,485
Prosperity Dielectrics Co., Ltd.	72,000	131,510
Qisda Corp.	1,448,641	925,346
Radiant Opto-Electronics Corp.	381,331	1,454,909
Radium Life Tech Co., Ltd.	957,406	332,226
Rexon Industrial Corp., Ltd.	116,000	330,433
RichWave Technology Corp.	28,000	231,061
Ritek Corp. (a)	1,190,644	227,341
Roo Hsing Co., Ltd. (a)	138,000	58,608
Ruentex Development Co., Ltd.	725,700	974,716
Ruentex Industries, Ltd.	267,000	596,468
Sampo Corp.	705,221	539,350
Sanyang Motor Co., Ltd.	824,945	638,035
Savior Lifetec Corp. (a)	47,000	53,472
ScinoPharm Taiwan, Ltd.	422,500	432,537
SDI Corp.	64,000	129,715
Sensortek Technology Corp.	14,000	383,813
Sercomm Corp.	237,000	592,459
Shihlin Paper Corp. (a)	72,000	141,206
Shin Foong Specialty & Applied Materials Co., Ltd.	16,000	94,192
Shin Zu Shing Co., Ltd.	81,300	391,594
Shinkong Insurance Co., Ltd.	401,841	485,617

41

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shinkong Synthetic Fibers Corp. (d)	1,929,796	$ 729,620
ShunSin Technology Holding, Ltd.	5,000	16,746
Shuttle, Inc. (a)	73,000	22,660
Sigurd Microelectronics Corp.	723,144	942,569
Silicon Integrated Systems Corp.	1,107,254	447,306
Silicon Motion Technology Corp. ADR	18,870	712,909
Sinbon Electronics Co., Ltd.	234,444	1,448,984
Sinmag Equipment Corp.	74,271	195,922
Sinon Corp.	852,662	579,982
Sinphar Pharmaceutical Co., Ltd. (d)	267,879	347,312
Sinyi Realty, Inc.	665,828	655,207
Sirtec International Co., Ltd.	38,000	34,442
Sitronix Technology Corp.	73,000	328,931
Soft-World International Corp.	107,848	318,010
Sonix Technology Co., Ltd.	8,000	18,314
Speed Tech Corp.	41,000	164,215
Sporton International, Inc.	14,000	117,706
St Shine Optical Co., Ltd.	37,000	362,181
Standard Foods Corp.	250,000	524,826
Sunny Friend Environmental Technology Co., Ltd.	24,000	190,595
Sunonwealth Electric Machine Industry Co., Ltd.	79,000	169,391
Sunrex Technology Corp.	11,000	24,763
Superalloy Industrial Co., Ltd.	128,112	227,808
Swancor Holding Co., Ltd.	26,000	130,171
Symtek Automation Asia Co., Ltd.	23,746	54,687
Sysgration (a)	42,000	49,016
Systex Corp.	296,000	841,130
TA Chen Stainless Pipe (d)	601,682	408,226
TA-I Technology Co., Ltd.	54,000	124,922
Taichung Commercial Bank Co., Ltd.	3,148,275	1,163,129
TaiDoc Technology Corp.	11,000	72,923
Taiflex Scientific Co., Ltd.	325,699	551,041
Taigen Biopharmaceuticals Holdings, Ltd. (a)	185,000	139,571
TaiMed Biologics, Inc. (a)	115,000	365,306
Taimide Tech, Inc.	32,550	64,848
Tainan Spinning Co., Ltd.	1,640,105	648,408
Taisun Enterprise Co., Ltd. (d)	747,549	543,329
Taiwan Cogeneration Corp.	720,469	944,058
Taiwan Fertilizer Co., Ltd.	594,000	1,039,838
Taiwan Glass Industry Corp. (a)	971,000	407,349
Taiwan Hon Chuan Enterprise Co., Ltd.	408,218	773,813
Taiwan Land Development Corp. (a)	734,781	186,727
Taiwan Paiho, Ltd.	183,000	427,139
Taiwan PCB Techvest Co., Ltd.	38,000	51,433
Taiwan Secom Co., Ltd.	318,961	927,302
Taiwan Semiconductor Co., Ltd.	143,000	199,722
Taiwan Shin Kong Security Co., Ltd.	47,470	59,497
Security Description	Shares	Value
Taiwan Surface Mounting Technology Corp.	246,308	$ 884,470
Taiwan Union Technology Corp.	203,000	785,029
Taiyen Biotech Co., Ltd.	388,979	412,321
Tanvex BioPharma, Inc. (a)	65,000	89,773
TBI Motion Technology Co., Ltd. (a)	63,000	97,996
TCI Co., Ltd.	65,545	608,784
Teco Electric and Machinery Co., Ltd.	1,581,000	1,629,475
Test Rite International Co., Ltd.	465,896	385,271
Thye Ming Industrial Co., Ltd. (d)	297,218	284,267
Ton Yi Industrial Corp. (a)	767,000	264,300
Tong Hsing Electronic Industries, Ltd.	134,327	616,860
Tong Yang Industry Co., Ltd.	416,872	515,296
TOPBI International Holdings, Ltd.	17,000	20,075
Topco Scientific Co., Ltd.	274,299	1,079,694
Topkey Corp.	50,000	246,875
Toung Loong Textile Manufacturing	26,000	21,680
TPK Holding Co., Ltd. (a)	235,000	398,401
Transcend Information, Inc.	208,484	452,068
TSEC Corp. (a)	166,318	162,229
TSRC Corp.	699,028	427,208
TTY Biopharm Co., Ltd.	224,436	515,330
Tung Ho Steel Enterprise Corp.	696,258	685,151
TXC Corp.	368,080	917,595
U-Ming Marine Transport Corp.	449,000	464,317
Unitech Printed Circuit Board Corp.	181,240	132,354
United Integrated Services Co., Ltd.	38,000	255,852
United Renewable Energy Co., Ltd. (a)	1,845,832	736,115
Unity Opto Technology Co., Ltd. (a)(e)	771,307	54,861
Universal Cement Corp.	49,000	32,230
Universal Vision Biotechnology Co., Ltd.	20,000	181,617
Universal, Inc.	22,000	96,091
Unizyx Holding Corp. (a)(d)	541,694	462,914
UPC Technology Corp. (d)	1,028,632	443,958
USI Corp.	1,057,590	573,309
Visual Photonics Epitaxy Co., Ltd.	189,371	513,280
Voltronic Power Technology Corp.	2,205	74,840
Wafer Works Corp.	437,418	515,773
Walsin Lihwa Corp.	1,034,000	573,016
Wan Hai Lines, Ltd.	759,320	557,128
Wei Chuan Foods Corp.	624,899	423,978
Winbond Electronics Corp.	1,505,000	724,907
Wistron NeWeb Corp.	277,249	731,366
WT Microelectronics Co., Ltd.	311,090	404,411
WUS Printed Circuit Co., Ltd.	267,187	272,612
XinTec, Inc. (a)	104,000	420,137

42

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Xxentria Technology Materials Corp.	86,000	$ 151,143
Yang Ming Marine Transport Corp. (a)	675,970	226,397
Yeong Guan Energy Technology Group Co., Ltd.	96,000	294,013
YFY, Inc.	1,726,941	1,025,599
Yieh Phui Enterprise Co., Ltd. (a)	1,323,846	448,413
Young Optics, Inc. (a)	63,000	120,292
Yuan High-Tech Development Co., Ltd.	4,000	37,843
Yulon Finance Corp.	268,180	916,712
Yulon Motor Co., Ltd. (a)	408,000	323,306
Zenitron Corp.	437,348	302,015
ZillTek Technology Corp.	11,000	84,317
Zinwell Corp. (a)	539,674	335,410
		148,230,014
THAILAND — 3.8%
Absolute Clean Energy PCL	405,300	37,860
AEON Thana Sinsap Thailand PCL NVDR (d)	38,000	133,712
Amata Corp. PCL	143,600	57,100
Bangchak Corp. PCL NVDR	132,800	62,864
Bangkok Airways PCL NVDR	480,100	80,301
Bangkok Chain Hospital PCL NVDR	716,700	314,387
Bangkok Land PCL NVDR	16,045,800	501,313
Bangkok Life Assurance PCL NVDR (a)(d)	200,400	111,307
Banpu PCL NVDR (d)	919,800	168,358
Banpu Power PCL NVDR	154,800	63,996
Beauty Community PCL (d)	2,338,575	109,964
BEC World PCL NVDR (a)	925,581	148,969
Central Plaza Hotel PCL NVDR (a)	867,002	615,623
CH Karnchang PCL NVDR (a)	53,400	28,649
Chularat Hospital PCL NVDR	8,185,800	619,990
CK Power PCL NVDR (a)	860,700	157,540
Com7 PCL Class F	129,100	160,929
CPN Retail Growth Leasehold REIT (d)	361,300	278,208
Dohome PCL NVDR	256,657	121,494
Dynasty Ceramic PCL NVDR	4,205,120	331,765
Eastern Polymer Group PCL NVDR	422,900	63,794
Erawan Group PCL NVDR (d)	786,700	78,453
Esso Thailand PCL NVDR (a)(d)	1,543,267	294,651
Frasers Property Thailand Industrial Freehold & Leasehold REIT	389,759	175,891
GFPT PCL	322,500	125,183
Group Lease PCL NVDR (a)	299,400	29,479
Gunkul Engineering PCL NVDR	5,576,004	394,170
Hana Microelectronics PCL NVDR	365,400	501,614
Ichitan Group PCL NVDR	459,963	166,929
Security Description	Shares	Value
IMPACT Growth Real Estate Investment Trust	325,800	$ 183,013
Inter Far East Energy Corp. NVDR (a)(e)	283,900	—
International Engineering PCL (e)	63,855,934	—
IRPC PCL NVDR (d)	6,018,500	364,671
Jasmine International PCL NVDR (d)	3,057,025	273,987
Jay Mart PCL	99,555	44,299
JMT Network Services PCL NVDR	485,200	489,985
KCE Electronics PCL NVDR	728,500	695,452
Kiatnakin Bank PCL NVDR	183,200	215,359
LPN Development PCL NVDR (d)	959,800	126,004
Major Cineplex Group PCL NVDR	809,000	395,724
MBK PCL NVDR	274,600	104,857
MC Group PCL NVDR	245,800	75,243
Mega Lifesciences PCL	176,400	193,449
MK Restaurants Group PCL NVDR	57,700	83,307
Mono Next PCL (a)	275,700	22,796
Noble Development PCL NVDR	69,400	41,175
Origin Property PCL NVDR	777,550	154,590
Plan B Media Pcl NVDR	1,022,000	188,677
Polyplex Thailand PCL	175,200	128,273
Precious Shipping PCL (a)(d)	652,000	111,110
Prima Marine PCL NVDR	460,200	133,612
Pruksa Holding PCL NVDR	1,430,331	487,497
PTG Energy PCL NVDR	843,500	492,458
R&B Food Supply PCL	182,600	55,896
Ratchthani Leasing PCL NVDR	999,025	127,371
RS PCL NVDR	192,300	111,663
Siam City Cement PCL NVDR	25,700	96,920
Siamgas & Petrochemicals PCL NVDR	462,400	126,225
Singer Thailand PCL	26,700	11,291
Singha Estate PCL NVDR	1,775,600	73,405
Sino-Thai Engineering & Construction PCL NVDR	1,367,100	487,518
SPCG PCL NVDR	164,400	101,169
Sri Trang Agro-Industry PCL NVDR (a)(d)	865,632	723,921
Star Petroleum Refining PCL NVDR (d)	1,011,500	177,162
Supalai PCL NVDR	1,139,100	557,193
Super Energy Corp. PCL NVDR	6,712,700	177,946
SVI PCL	415,840	49,868
Taokaenoi Food & Marketing PCL NVDR	372,100	120,951
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,847,600	973,725
Thai Vegetable Oil PCL NVDR	497,300	513,975
Thaicom PCL NVDR (d)	597,600	106,554
Thanachart Capital PCL NVDR	344,300	315,099

43

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Thonburi Healthcare Group PCL NVDR	106,800	$ 62,690
Thoresen Thai Agencies PCL	3,378,306	326,236
Tipco Asphalt PCL NVDR (d)	1,020,600	489,566
Tisco Financial Group PCL NVDR	214,800	432,142
TPI Polene PCL	1,062,600	44,935
TPI Polene Power PCL NVDR	4,747,800	620,304
TQM Corp. PCL NVDR	63,900	259,129
TTW PCL NVDR	682,400	271,345
United Paper PCL	43,400	19,723
VGI PCL NVDR (d)	1,729,600	346,602
Vibhavadi Medical Center PCL NVDR (d)	2,674,500	128,292
WHA Corp. PCL NVDR (d)	4,031,400	358,771
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	212,900	96,078
WHA Utilities and Power PCL NVDR	651,000	73,138
		19,376,834
TURKEY — 2.0%
Afyon Cimento Sanayi TAS (a)	69,020	38,075
AG Anadolu Grubu Holding A/S Class A (a)	101,379	248,837
Aksa Akrilik Kimya Sanayii A/S	186,891	172,963
Aksa Enerji Uretim A/S (a)	48,655	39,535
Albaraka Turk Katilim Bankasi A/S (a)	86,718	17,109
Alkim Alkali Kimya A/S	29,679	53,239
Anadolu Efes Biracilik Ve Malt Sanayii A/S	100,313	269,267
Aygaz A/S	111,565	163,782
Bera Holding A/S (a)	214,830	284,427
Cemas Dokum Sanayi A/S (a)	184,160	41,115
Coca-Cola Icecek A/S	45,411	264,067
Deva Holding A/S	11,817	28,882
Dogan Sirketler Grubu Holding A/S	441,723	135,886
EGE Endustri VE Ticaret A/S	343	32,421
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,009	21,815
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,167,860	262,248
Enerjisa Enerji AS (b)	249,626	289,021
Gubre Fabrikalari TAS (a)	23,686	98,751
Hektas Ticaret TAS	35,431	57,395
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	335,706	62,748
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	57,095	86,115
Is Finansal Kiralama A/S (a)	136,905	69,126
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	733,804	166,684
Is Yatirim Menkul Degerler A/S Class A	14,633	17,778
Security Description	Shares	Value
Izmir Demir Celik Sanayi A/S (a)	32,093	$ 78,023
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,021,758	449,597
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	128,920	52,042
Kerevitas Gida Sanayi ve Ticaret A/S (a)	54,993	42,686
Koza Altin Isletmeleri A/S (a)	51,283	518,545
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	197,063	323,316
Logo Yazilim Sanayi Ve Ticaret A/S (a)	6,417	81,627
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	38,104	190,220
Migros Ticaret A/S (a)	132,341	707,729
MLP Saglik Hizmetleri AS (a)(b)	129,151	289,511
Nuh Cimento Sanayi A/S	7,162	19,429
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	219,007	80,733
Otokar Otomotiv Ve Savunma Sanayi A.S.	631	11,286
Oyak Cimento Fabrikalari A/S (a)	129,448	133,075
Pegasus Hava Tasimaciligi A/S (a)(d)	28,947	173,588
Petkim Petrokimya Holding A/S (a)	716,820	390,782
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	22,169	135,935
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	146,046	127,390
Sasa Polyester Sanayi A/S (a)	137,066	296,935
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	39,323	43,793
Soda Sanayii A/S	230,728	248,573
Sok Marketler Ticaret AS (a)	189,573	296,018
Tat Gida Sanayi A/S	11,005	16,427
TAV Havalimanlari Holding A/S	123,857	247,741
Tekfen Holding A/S (d)	182,893	351,820
Tofas Turk Otomobil Fabrikasi A/S	76,264	243,517
Trakya Cam Sanayii A/S	253,483	157,601
Tukas Gida Sanayi ve Ticaret A/S (a)	51,694	66,428
Turk Traktor ve Ziraat Makineleri A/S	25,464	330,523
Turkiye Halk Bankasi A/S (a)(d)	362,224	241,196
Turkiye Sigorta A/S (a)	125,900	92,822
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,100,858	158,610
Turkiye Sise ve Cam Fabrikalari A/S	226,737	215,431
Ulker Biskuvi Sanayi A/S (a)	114,997	341,223
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	115,973	58,557
Vestel Elektronik Sanayi ve Ticaret A/S (a)	28,077	63,303

44

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	34,904	$ 40,322
Zorlu Enerji Elektrik Uretim A/S (a)	159,769	53,504
		10,291,144
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC	1,836,781	560,063
Amanat Holdings PJSC	654,191	140,165
Arabtec Holding PJSC (a)	483,581	69,776
DAMAC Properties Dubai Co. PJSC (a)	907,431	227,528
Dana Gas PJSC	1,990,104	384,676
Deyaar Development PJSC (a)	443,447	34,528
Dubai Financial Market PJSC	371,470	84,748
Dubai Investments PJSC	970,682	303,904
DXB Entertainments PJSC (a)	432,832	15,790
Eshraq Properties Co. PJSC (a)	1,767,195	150,107
RAK Properties PJSC	2,787,126	289,097
SHUAA Capital PSC (a)	376,029	67,463
Union Properties PJSC (a)	1,260,880	102,294
		2,430,139
UNITED STATES — 0.2%
Bizlink Holding, Inc.	79,764	621,048
Ideanomics, Inc. (a)	39,362	35,764
Titan Cement International SA	26,468	343,277
		1,000,089
TOTAL COMMON STOCKS (Cost $579,992,857)		502,240,810

RIGHTS — 0.0% (c)
INDIA — 0.0% (c)
EIH, Ltd. (expiring 10/13/20) (a)	8,635	1,767
THAILAND — 0.0% (c)
Ratchthani Leasing PCL NVDR (expiring 10/7/20)	364,912	35,009
TOTAL RIGHTS (Cost $32,071)		36,776
WARRANTS — 0.0% (c)
BRAZIL — 0.0% (c)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (a)	19,663	17,233
MALAYSIA — 0.0% (c)
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	6,125
Security Description	Shares	Value
THAILAND — 0.0% (c)
Jaymart PCL (expiring 6/18/24) (a)	9,955	$ 1,150
TOTAL WARRANTS (Cost $0)		24,508
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	895,024	895,203
State Street Navigator Securities Lending Portfolio II (h) (i)	9,052,103	9,052,103
TOTAL SHORT-TERM INVESTMENTS (Cost $9,947,306)		9,947,306
TOTAL INVESTMENTS — 101.3% (Cost $589,972,234)		512,249,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,482,765)
NET ASSETS — 100.0%		$ 505,766,635
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2020.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $368,316, representing less than 0.10% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

45

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$498,781,654	$3,090,840	$368,316	$502,240,810
Rights	1,767	35,009	—	36,776
Warrants	24,508	—	—	24,508
Short-Term Investments	9,947,306	—	—	9,947,306
TOTAL INVESTMENTS	$508,755,235	$3,125,849	$368,316	$512,249,400
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$ 3,091,050	$33,281,127	$35,476,657	$(317)	$—	895,024	$ 895,203	$ 10,329
State Street Navigator Securities Lending Portfolio II	—	—	52,020,805	42,968,702	—	—	9,052,103	9,052,103	341,219
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$88,140,862	$90,748,931	$(317)	$—		$9,947,306	$409,935
46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	63	$ 68,196
AUSTRALIA — 1.6%
Afterpay, Ltd. (a)	371	21,270
AMP, Ltd. (b)	10,577	9,893
Ampol, Ltd.	862	14,797
APA Group Stapled Security	856	6,338
Aristocrat Leisure, Ltd.	1,086	23,328
ASX, Ltd.	301	17,479
Australia & New Zealand Banking Group, Ltd.	4,725	58,318
Brambles, Ltd.	3,230	24,285
Cochlear, Ltd.	123	17,456
Coles Group, Ltd.	619	7,542
Commonwealth Bank of Australia	2,638	120,273
Computershare, Ltd.	1,215	10,642
Crown Resorts, Ltd.	1,417	8,927
CSL, Ltd.	647	133,093
Dexus REIT	1,473	9,386
Evolution Mining, Ltd.	1,682	6,932
Fortescue Metals Group, Ltd.	5,095	59,525
Goodman Group REIT	3,301	42,446
GPT Group REIT	1,627	4,548
Insurance Australia Group, Ltd.	4,217	13,239
LendLease Corp., Ltd. Stapled Security	962	7,605
Macquarie Group, Ltd.	560	47,993
Magellan Financial Group, Ltd.	160	6,495
Medibank Pvt, Ltd.	4,765	8,572
Mirvac Group REIT	8,969	14,014
National Australia Bank, Ltd.	4,329	55,075
Newcrest Mining, Ltd.	1,044	23,377
Northern Star Resources, Ltd.	1,125	10,999
QBE Insurance Group, Ltd.	2,772	17,107
Ramsay Health Care, Ltd.	182	8,620
REA Group, Ltd. (b)	97	7,646
Scentre Group REIT	10,392	16,387
SEEK, Ltd.	865	13,200
Sonic Healthcare, Ltd.	1,111	26,406
Stockland REIT	8,626	23,371
Suncorp Group, Ltd.	3,194	19,345
Sydney Airport Stapled Security	6,347	26,658
Tabcorp Holdings, Ltd.	7,362	17,624
Telstra Corp., Ltd.	6,727	13,404
Transurban Group Stapled Security	5,081	51,386
Treasury Wine Estates, Ltd.	1,465	9,387
Vicinity Centres REIT	5,518	5,438
Westpac Banking Corp. (b)	5,127	61,883
WiseTech Global, Ltd.	423	7,819
Woolworths Group, Ltd.	1,735	45,303
		1,154,831
AUSTRIA — 0.1%
ANDRITZ AG	176	5,441
Erste Group Bank AG	354	7,420
Security Description	Shares	Value
Raiffeisen Bank International AG (a)	876	$ 13,426
Verbund AG	609	33,336
		59,623
BELGIUM — 0.2%
Ageas SA/NV	176	7,195
Anheuser-Busch InBev SA	988	53,555
Elia Group SA	103	10,291
Galapagos NV (a)	75	10,659
KBC Group NV	127	6,372
UCB SA	134	15,242
Umicore SA	677	28,223
		131,537
BRAZIL — 0.6%
Ambev SA	8,900	19,801
B2W Cia Digital (a)	584	9,323
B3 SA - Brasil Bolsa Balcao	4,163	40,629
Banco Bradesco SA Preference Shares	7,213	24,839
Banco Bradesco SA	1,638	5,237
Banco BTG Pactual SA	494	6,385
Banco BTG Pactual SA Preference Shares	1	3
Banco do Brasil SA	2,051	10,778
BB Seguridade Participacoes SA	1,030	4,435
CCR SA	4,538	10,201
Cia Energetica de Minas Gerais Preference Shares	3,159	5,661
Cielo SA	4,900	3,416
Cogna Educacao	2,685	2,467
IRB Brasil Resseguros SA	1,193	1,585
Itau Unibanco Holding SA Preference Shares	5,314	21,213
Itausa SA Preference Shares	3,378	5,274
Localiza Rent a Car SA	2,211	22,230
Lojas Americanas SA Preference Shares	1,409	7,097
Lojas Renner SA	1,132	7,963
Magazine Luiza SA	1,491	23,596
Multiplan Empreendimentos Imobiliarios SA	1,086	3,744
Natura & Co. Holding SA	742	6,731
Notre Dame Intermedica Participacoes SA	584	6,741
Raia Drogasil SA	2,185	9,079
Suzano SA (a)	1,746	14,110
Telefonica Brasil SA Preference Shares	474	3,651
TIM Participacoes SA	2,359	5,466
Ultrapar Participacoes SA	2,289	7,826
Vale SA	6,847	71,805
WEG SA	1,086	12,659
Wheaton Precious Metals Corp. (b)	985	48,175
		422,120

47

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
CANADA — 2.9%
Agnico Eagle Mines, Ltd.	463	$ 36,773
Algonquin Power & Utilities Corp. (b)	2,050	29,681
Alimentation Couche-Tard, Inc. Class B (b)	1,505	52,245
B2Gold Corp.	2,568	16,668
Bank of Montreal	1,061	61,829
Bank of Nova Scotia (b)	2,128	88,131
Barrick Gold Corp.	2,476	69,326
BCE, Inc.	891	36,834
BlackBerry, Ltd. (a)	1,415	6,473
Brookfield Asset Management, Inc. Class A	1,866	61,550
Cameco Corp. (b)	2,661	26,794
Canadian Imperial Bank of Commerce	711	52,978
Canadian National Railway Co.	1,074	114,021
Canadian Pacific Railway, Ltd.	176	53,370
Canadian Tire Corp., Ltd. Class A (b)	111	11,145
Canopy Growth Corp. (a)(b)	641	9,161
CCL Industries, Inc. Class B	623	23,945
CGI, Inc. (a)	252	17,051
Constellation Software, Inc.	26	28,801
Cronos Group, Inc. (a)(b)	261	1,307
Dollarama, Inc. (b)	502	19,182
Enbridge, Inc. (c)	752	21,900
Enbridge, Inc. (c)	2,240	65,408
Fairfax Financial Holdings, Ltd.	51	14,971
Franco-Nevada Corp.	405	56,416
George Weston, Ltd. (b)	386	28,294
Great-West Lifeco, Inc.	834	16,246
Hydro One, Ltd. (b)(d)	4,070	85,986
iA Financial Corp., Inc. (b)	233	8,085
Intact Financial Corp.	159	16,972
Inter Pipeline, Ltd. (b)	2,801	27,407
Keyera Corp. (b)	584	8,788
Kinross Gold Corp. (a)	934	8,216
Kirkland Lake Gold, Ltd.	437	21,265
Loblaw Cos., Ltd.	293	15,295
Manulife Financial Corp.	1,985	27,522
Metro, Inc. (b)	502	24,011
National Bank of Canada (b)	329	16,291
Open Text Corp. (b)	309	13,019
Pan American Silver Corp.	700	22,435
Pembina Pipeline Corp. (b)	3,097	65,522
Power Corp. of Canada (b)	1,518	29,650
Restaurant Brands International, Inc. (b)	490	28,056
RioCan Real Estate Investment Trust	661	6,958
Rogers Communications, Inc. Class B	612	24,201
Royal Bank of Canada	2,300	160,978
Shaw Communications, Inc. Class B (b)	510	9,278
Security Description	Shares	Value
Shopify, Inc. Class A (a)	155	$ 158,010
Sun Life Financial, Inc.	524	21,286
TC Energy Corp. (b)	1,051	43,983
TELUS Corp.	1,125	19,733
Thomson Reuters Corp.	426	33,889
Toronto-Dominion Bank (b)	2,684	123,877
WSP Global, Inc.	291	19,049
Yamana Gold, Inc.	1,401	7,940
		2,068,202
CHILE — 0.2%
Aguas Andinas SA Class A	41,821	11,679
Antofagasta PLC	4,238	56,076
Cencosud SA	6,786	9,906
Cencosud Shopping SA	3,449	4,925
Embotelladora Andina SA Class B, Preference Shares	2,735	6,023
Empresa Nacional de Telecomunicaciones SA	1,330	8,252
Falabella SA	2,103	6,140
Lundin Mining Corp.	6,139	34,148
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	776	25,117
		162,266
CHINA — 5.0%
360 Security Technology, Inc. Class A	2,500	6,097
3SBio, Inc. (a)(b)(d)	5,500	6,188
51job, Inc. ADR (a)	79	6,161
AAC Technologies Holdings, Inc. (b)	500	2,694
Agricultural Bank of China, Ltd. Class H	69,000	21,546
Alibaba Group Holding, Ltd. ADR (a)	2,666	783,751
Alibaba Health Information Technology, Ltd. (a)	8,000	19,489
Anhui Gujing Distillery Co., Ltd. Class A	400	12,778
ANTA Sports Products, Ltd.	1,000	10,335
Baidu, Inc. ADR (a)	371	46,965
Bank of China, Ltd. Class H	146,000	45,213
Bank of Communications Co., Ltd. Class A	13,228	8,849
Bank of Communications Co., Ltd. Class H	18,000	8,640
BeiGene, Ltd. ADR (a)	78	22,342
Bilibili, Inc. ADR (a)	233	9,693
BOE Technology Group Co., Ltd. Class A	14,700	10,636
Bohai Leasing Co., Ltd. Class A (a)	15,800	6,496
BYD Co., Ltd. Class H (b)	2,000	31,329
China Cinda Asset Management Co., Ltd. Class H	46,000	8,606
China CITIC Bank Corp., Ltd. Class H	28,000	10,803

48

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	$ —
China Conch Venture Holdings, Ltd.	3,500	16,213
China Construction Bank Corp. Class A	600	544
China Construction Bank Corp. Class H	149,000	96,514
China Everbright Bank Co., Ltd. Class A	20,509	11,031
China Evergrande Group (b)	2,700	6,863
China Huarong Asset Management Co., Ltd. Class H (d)	51,000	5,396
China Jushi Co., Ltd. Class A	6,000	12,767
China Life Insurance Co., Ltd. Class H	14,000	31,324
China Literature, Ltd. (a)(b)(d)	1,200	8,973
China Mengniu Dairy Co., Ltd.	4,000	18,735
China Merchants Bank Co., Ltd. Class A	3,300	17,506
China Merchants Bank Co., Ltd. Class H	4,500	21,223
China Merchants Port Holdings Co., Ltd.	8,378	8,519
China Minsheng Banking Corp., Ltd. Class A	11,945	9,329
China Minsheng Banking Corp., Ltd. Class H	17,500	9,168
China Molybdenum Co., Ltd. Class H	21,000	7,425
China National Nuclear Power Co., Ltd. Class A	18,900	12,226
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	3,200	5,064
China Oilfield Services, Ltd. Class H	18,000	12,495
China Overseas Land & Investment, Ltd.	4,000	10,013
China Pacific Insurance Group Co., Ltd. Class H	3,800	10,738
China Resources Beer Holdings Co., Ltd.	2,000	12,232
China Resources Gas Group, Ltd.	4,000	17,858
China Telecom Corp., Ltd. Class H	40,000	11,974
China Tower Corp., Ltd. Class H (d)	74,000	12,795
China Unicom Hong Kong, Ltd.	14,000	9,123
China Vanke Co., Ltd. Class A	2,100	8,671
China Vanke Co., Ltd. Class H	2,696	8,227
China Yangtze Power Co., Ltd. Class A	10,596	29,869
Chongqing Rural Commercial Bank Co., Ltd. Class H	22,000	8,090
CITIC Securities Co., Ltd. Class H	3,500	7,777
COSCO SHIPPING Ports, Ltd.	246	140
Country Garden Holdings Co., Ltd.	9,786	11,971
Country Garden Services Holdings Co., Ltd.	2,000	12,865
CSPC Pharmaceutical Group, Ltd.	9,200	17,806
ENN Energy Holdings, Ltd.	1,900	20,692
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	480	$ 11,465
Fosun International, Ltd.	10,500	12,194
Ganfeng Lithium Co., Ltd. Class A	1,500	11,978
Geely Automobile Holdings, Ltd.	9,000	17,884
Genscript Biotech Corp. (a)(b)	2,000	3,272
Gree Electric Appliances, Inc. of Zhuhai Class A	1,100	8,639
GSX Techedu, Inc. ADR (a)(b)	233	20,996
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,663
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1,800	10,108
Huazhu Group, Ltd. ADR	211	9,124
HUYA, Inc. ADR (a)(b)	350	8,383
Iflytek Co., Ltd. Class A	1,800	9,090
Industrial & Commercial Bank of China, Ltd. Class H	116,000	60,170
Industrial Bank Co., Ltd. Class A	4,832	11,485
Innovent Biologics, Inc. (a)(d)	1,000	7,406
iQIYI, Inc. ADR (a)(b)	466	10,522
JD.com, Inc. ADR (a)	1,078	83,664
Jiangsu Expressway Co., Ltd. Class H	8,000	8,052
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	417	7,680
Jinduicheng Molybdenum Co., Ltd. Class A	15,500	13,544
JOYY, Inc. ADR	155	12,504
Kaisa Group Holdings, Ltd.	16,000	8,155
Kingdee International Software Group Co., Ltd.	4,000	10,323
Kingsoft Corp., Ltd. (b)	2,000	9,974
Kweichow Moutai Co., Ltd. Class A	202	49,664
Lenovo Group, Ltd.	8,000	5,275
Li Ning Co., Ltd.	3,500	16,258
Luzhou Laojiao Co., Ltd. Class A	400	8,461
Meituan Dianping Class B (a)	4,700	146,640
Momo, Inc. ADR	232	3,192
Muyuan Foods Co., Ltd. Class A	780	8,505
NetEase, Inc. ADR	111	50,468
New China Life Insurance Co., Ltd. Class A	1,100	10,063
New Oriental Education & Technology Group, Inc. ADR (a)	243	36,329
NIO, Inc. ADR (a)	1,319	27,989
Oceanwide Holdings Co., Ltd. Class A	12,800	7,960
Offshore Oil Engineering Co., Ltd. Class A	19,700	13,092
People's Insurance Co. Group of China, Ltd. Class H	39,000	11,524
PICC Property & Casualty Co., Ltd. Class H	18,000	12,519
Pinduoduo, Inc. ADR (a)	378	28,029
Ping An Bank Co., Ltd. Class A	3,300	7,377

49

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	600	$ 7,684
Ping An Insurance Group Co. of China, Ltd. Class A	785	8,821
Ping An Insurance Group Co. of China, Ltd. Class H	7,000	71,806
Postal Savings Bank of China Co., Ltd. Class H (d)	22,000	9,226
Prosus NV (a)	634	58,510
Sany Heavy Industry Co., Ltd. Class A	2,500	9,169
Semiconductor Manufacturing International Corp. (a)(b)	3,000	7,014
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	7,969
Shanghai International Airport Co., Ltd. Class A	500	5,068
Shanghai International Port Group Co., Ltd. Class A	5,800	3,572
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	7,400	6,186
Shanxi Meijin Energy Co., Ltd. Class A (a)	6,900	6,141
Shenzhou International Group Holdings, Ltd.	1,800	30,310
Sichuan Chuantou Energy Co., Ltd. Class A	6,500	9,396
Sinopec Engineering Group Co., Ltd. Class H	17,500	6,458
SOHO China, Ltd. (a)	25,500	6,877
Sunac China Holdings, Ltd.	2,000	7,794
Sunny Optical Technology Group Co., Ltd.	900	13,738
TAL Education Group ADR (a)	585	44,483
Tencent Holdings, Ltd.	8,084	533,544
Tianqi Lithium Corp. Class A (a)	2,000	5,859
Trip.com Group, Ltd. ADR (a)	681	21,206
Tsingtao Brewery Co., Ltd. Class A	1,100	12,175
Vipshop Holdings, Ltd. ADR (a)	574	8,977
Want Want China Holdings, Ltd.	11,000	7,636
Wens Foodstuffs Group Co., Ltd. Class A	1,160	3,340
Wuliangye Yibin Co., Ltd. Class A	934	30,416
Wuxi Biologics Cayman, Inc. (a)(d)	1,000	24,335
Xiaomi Corp. Class B (a)(d)	13,000	34,303
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	4,600	6,934
Yangzijiang Shipbuilding Holdings, Ltd.	8,800	6,382
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,800	7,899
Yihai International Holding, Ltd.	1,000	15,600
Yintai Gold Co., Ltd. Class A	6,580	10,161
Yum China Holdings, Inc.	424	22,451
Zai Lab, Ltd. ADR (a)	117	9,731
Zhejiang Expressway Co., Ltd. Class H	16,000	11,541
Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,300	$ 7,686
ZTE Corp. Class H	2,400	5,710
ZTO Express Cayman, Inc. ADR	388	11,609
		3,531,104
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	1,661	10,644
Ecopetrol SA	64,829	31,873
Grupo de Inversiones Suramericana SA	5,077	27,161
Interconexion Electrica SA ESP	3,349	17,708
		87,386
DENMARK — 0.7%
Ambu A/S Class B (b)	237	6,720
Carlsberg AS Class B	78	10,518
Chr. Hansen Holding A/S	274	30,466
Coloplast A/S Class B	141	22,290
Danske Bank A/S (a)	1,388	18,827
Genmab A/S (a)	83	30,074
GN Store Nord A/S	125	9,468
Novo Nordisk A/S Class B	2,614	180,924
Novozymes A/S Class B	597	37,610
Orsted A/S (d)	364	50,198
Pandora A/S	159	11,465
Vestas Wind Systems A/S	344	55,818
		464,378
EGYPT — 0.0% (f)
Eastern Co SAE	9,470	7,241
ElSewedy Electric Co.	13,250	5,767
		13,008
FINLAND — 0.4%
Elisa Oyj	195	11,497
Kone Oyj Class B	615	54,132
Neste Oyj	1,492	78,679
Nokia Oyj (a)(c)	1,020	4,007
Nokia Oyj (a)(c)	6,016	23,665
Nordea Bank Abp (a)(c)	3,780	28,851
Nordea Bank Abp (a)(c)	104	791
Orion Oyj Class B	169	7,664
Sampo Oyj Class A	1,174	46,518
Wartsila OYJ Abp (b)	899	7,082
		262,886
FRANCE — 2.6%
Aeroports de Paris	105	10,509
Airbus SE (a)	897	65,289
Alstom SA (a)	482	24,033
Amundi SA (a)(d)	176	12,424
Atos SE (a)	223	17,991
AXA SA	2,871	53,113
BNP Paribas SA (a)	1,444	52,450
Bollore SA	28	105
Bureau Veritas SA (a)	618	13,958
Capgemini SE	280	36,036

50

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
CNP Assurances	295	$ 3,695
Covivio REIT	127	8,951
Danone SA	927	60,027
Dassault Aviation SA (a)	8	6,801
Dassault Systemes SE	183	34,282
Edenred	531	23,911
Eiffage SA (a)	149	12,199
EssilorLuxottica SA (a)	488	66,467
Gecina SA REIT	119	15,727
Getlink SE (a)	1,236	16,813
Hermes International	49	42,302
ICADE REIT	208	11,688
Iliad SA	51	9,392
Ingenico Group SA (a)	78	12,101
Ipsen SA	83	8,716
Kering SA	118	78,540
Klepierre SA REIT (b)	651	9,149
Legrand SA	574	45,892
L'Oreal SA	424	138,024
LVMH Moet Hennessy Louis Vuitton SE	434	203,267
Natixis SA (a)	3,039	6,851
Orange SA	2,936	30,587
Pernod Ricard SA	400	63,863
Peugeot SA (a)	1,494	27,155
Publicis Groupe SA	193	6,242
Remy Cointreau SA	64	11,693
Renault SA (a)	400	10,411
Safran SA (a)	468	46,341
Sanofi	1,661	166,203
Schneider Electric SE	957	119,012
SCOR SE (a)	383	10,626
Societe Generale SA (a)	1,117	14,825
Sodexo SA	229	16,386
Teleperformance	93	28,747
Thales SA	228	17,154
Ubisoft Entertainment SA (a)	177	15,995
Unibail-Rodamco-Westfield (b)	2,141	3,714
Unibail-Rodamco-Westfield REIT (b)	271	10,010
Valeo SA	79	2,432
Vinci SA	1,148	96,280
Vivendi SA	1,620	45,213
Worldline SA (a)(d)	86	7,071
		1,850,663
GERMANY — 2.4%
Adidas AG (a)	260	84,180
Allianz SE	697	133,733
Aroundtown SA (a)	1,127	5,670
BASF SE	358	21,822
Bayer AG	1,340	83,769
Bayerische Motoren Werke AG	955	69,421
Beiersdorf AG	148	16,835
Brenntag AG	63	4,012
Carl Zeiss Meditec AG	65	8,232
Continental AG	132	14,315
Security Description	Shares	Value
Daimler AG	2,024	$ 109,262
Delivery Hero SE (a)(d)	236	27,154
Deutsche Bank AG (a)	2,728	23,001
Deutsche Boerse AG	230	40,403
Deutsche Post AG	724	33,026
Deutsche Telekom AG	4,221	70,732
Deutsche Wohnen SE	343	17,171
Fraport AG Frankfurt Airport Services Worldwide (a)	195	7,724
Fresenius Medical Care AG & Co. KGaA	376	31,755
Fresenius SE & Co. KGaA	641	29,187
Fuchs Petrolub SE Preference Shares	259	13,175
GEA Group AG	316	11,120
Hannover Rueck SE	39	6,046
Henkel AG & Co. KGaA Preference Shares	442	46,296
Infineon Technologies AG	1,836	51,919
KION Group AG	90	7,723
Merck KGaA	111	16,212
MTU Aero Engines AG	95	15,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232	58,927
Puma SE (a)	70	6,309
SAP SE	1,521	236,791
Sartorius AG Preference Shares	40	16,436
Siemens AG	1,243	157,246
Siemens Energy AG (a)	621	16,749
Siemens Healthineers AG (d)	224	10,060
Symrise AG	447	61,853
TeamViewer AG (a)(d)	133	6,569
Telefonica Deutschland Holding AG	1,088	2,793
United Internet AG	198	7,585
Volkswagen AG Preference Shares (a)	302	48,659
Vonovia SE	590	40,529
Zalando SE (a)(d)	225	21,081
		1,691,301
GREECE — 0.0% (f)
OPAP SA	643	6,108
HONG KONG — 1.0%
AIA Group, Ltd.	17,000	166,490
Bank of East Asia, Ltd.	1,205	2,214
China Gas Holdings, Ltd.	4,200	11,923
China Mobile, Ltd.	9,000	57,426
China Resources Land, Ltd.	2,000	9,006
CK Asset Holdings, Ltd.	5,959	29,026
CK Hutchison Holdings, Ltd.	3,000	18,039
Dairy Farm International Holdings, Ltd.	700	2,639
Hang Seng Bank, Ltd.	400	5,889
Henderson Land Development Co., Ltd.	2,632	9,696
Hong Kong & China Gas Co., Ltd.	18,229	26,109

51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	1,633	$ 76,235
Hongkong Land Holdings, Ltd.	2,800	10,388
Hutchison China MediTech, Ltd. ADR (a)	309	9,981
Jardine Matheson Holdings, Ltd.	400	15,872
Jardine Strategic Holdings, Ltd.	400	7,924
Kerry Properties, Ltd.	2,000	5,105
Link REIT	4,200	34,142
Melco Resorts & Entertainment, Ltd. ADR	578	9,624
MTR Corp., Ltd.	2,932	14,471
Power Assets Holdings, Ltd.	6,500	34,052
Shenzhen International Holdings, Ltd.	6,016	9,532
Sino Biopharmaceutical, Ltd.	14,750	16,063
Sino Land Co., Ltd.	11,324	13,150
Sun Hung Kai Properties, Ltd.	2,500	31,871
Swire Properties, Ltd.	2,800	7,370
Techtronic Industries Co., Ltd.	2,000	26,219
Wharf Holdings, Ltd.	2,000	3,979
Wharf Real Estate Investment Co., Ltd. (b)	6,000	24,387
		688,822
INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	1,818	8,421
Asian Paints, Ltd.	1,002	26,977
Avenue Supermarts, Ltd. (a)(d)	249	7,435
Axis Bank, Ltd. (a)	2,785	16,029
Bajaj Auto, Ltd.	237	9,255
Bharti Airtel, Ltd.	4,056	23,141
Bharti Infratel, Ltd.	1,354	3,217
Dabur India, Ltd.	979	6,775
DLF, Ltd.	2,580	5,338
Eicher Motors, Ltd.	310	9,255
Godrej Consumer Products, Ltd.	474	4,657
HCL Technologies, Ltd.	1,806	19,867
Hindustan Unilever, Ltd.	1,270	35,602
Housing Development Finance Corp., Ltd.	1,724	40,659
ICICI Bank, Ltd. ADR (a)(b)	2,420	23,789
Infosys, Ltd. ADR	5,276	72,862
ITC, Ltd.	7,830	18,222
Larsen & Toubro, Ltd. GDR	843	10,504
Mahindra & Mahindra, Ltd. GDR	354	2,889
Maruti Suzuki India, Ltd.	242	22,119
Nestle India, Ltd.	82	17,692
Petronet LNG, Ltd.	7,097	21,225
Piramal Enterprises, Ltd.	362	6,150
Reliance Industries, Ltd.	4,044	122,468
Sun Pharmaceutical Industries, Ltd.	1,346	9,130
Tata Consultancy Services, Ltd.	1,386	46,819
Tata Motors, Ltd. (a)	5,878	10,620
Tech Mahindra, Ltd.	1,207	12,953
Titan Co., Ltd.	231	3,761
Security Description	Shares	Value
United Spirits, Ltd. (a)	1,030	$ 7,201
Wipro, Ltd. ADR	2,506	11,778
Zee Entertainment Enterprises, Ltd.	1,895	5,366
		642,176
INDONESIA — 0.1%
Astra International Tbk PT	39,600	11,869
Bank Central Asia Tbk PT	7,900	14,388
Bank Mandiri Persero Tbk PT	10,400	3,467
Bank Negara Indonesia Persero Tbk PT	25,100	7,490
Bank Rakyat Indonesia Persero Tbk PT	43,300	8,846
Barito Pacific Tbk PT (a)	88,300	4,688
Charoen Pokphand Indonesia Tbk PT	22,200	8,467
Gudang Garam Tbk PT (a)	1,600	4,306
Hanjaya Mandala Sampoerna Tbk PT	84,800	7,978
Telekomunikasi Indonesia Persero Tbk PT	84,200	14,486
Unilever Indonesia Tbk PT	23,200	12,629
XL Axiata Tbk PT	34,700	4,734
		103,348
IRELAND — 0.5%
Accenture PLC Class A	993	224,408
AerCap Holdings NV (a)	362	9,119
Flutter Entertainment PLC (a)(c)	57	9,070
Flutter Entertainment PLC (a)(c)	97	15,362
James Hardie Industries PLC	974	23,135
Kerry Group PLC Class A	216	27,736
Kingspan Group PLC (a)	104	9,476
		318,306
ISRAEL — 0.3%
Azrieli Group, Ltd.	217	9,707
Bank Hapoalim BM	3,711	19,855
Bank Leumi Le-Israel BM	2,961	13,055
Check Point Software Technologies, Ltd. (a)	257	30,927
Elbit Systems, Ltd.	55	6,704
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. Class A	7,022	18,970
Mizrahi Tefahot Bank, Ltd.	727	12,911
Nice, Ltd. (a)	146	33,035
Teva Pharmaceutical Industries, Ltd. ADR (a)	488	4,397
Teva Pharmaceutical Industries, Ltd. (a)	1,555	14,094
Wix.com, Ltd. (a)	117	29,817
		193,473
ITALY — 0.5%
Assicurazioni Generali SpA	2,678	37,763
Atlantia SpA (a)	1,387	21,843
Davide Campari-Milano NV	1,699	18,567
DiaSorin SpA	33	6,652

52

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Ferrari NV	301	$ 55,292
FinecoBank Banca Fineco SpA (a)	703	9,691
Intesa Sanpaolo SpA (a)	21,164	39,783
Mediobanca Banca di Credito Finanziario SpA	1,214	9,535
Moncler SpA (a)	265	10,870
Nexi SpA (a)(d)	402	8,071
Poste Italiane SpA (d)	2,003	17,776
Snam SpA	9,755	50,207
Telecom Italia SpA	33,623	13,595
Terna Rete Elettrica Nazionale SpA	7,836	54,894
UniCredit SpA (a)	2,338	19,315
		373,854
JAPAN — 7.0%
Advantest Corp.	200	9,647
Amada Co., Ltd.	600	5,583
Asahi Group Holdings, Ltd.	400	13,858
Asahi Intecc Co., Ltd.	500	15,635
Astellas Pharma, Inc.	3,500	51,971
Bandai Namco Holdings, Inc.	200	14,572
Bank of Kyoto, Ltd.	300	14,413
Canon, Inc. (b)	2,000	33,100
Casio Computer Co., Ltd. (b)	600	9,631
Central Japan Railway Co.	200	28,598
Chiba Bank, Ltd.	900	4,938
Chugai Pharmaceutical Co., Ltd.	700	31,275
Concordia Financial Group, Ltd. (b)	2,700	9,339
CyberAgent, Inc.	200	12,262
Daifuku Co., Ltd.	200	20,051
Dai-ichi Life Holdings, Inc.	1,300	18,195
Daiichi Sankyo Co., Ltd.	2,400	73,435
Daikin Industries, Ltd.	500	91,443
Daito Trust Construction Co., Ltd.	100	8,832
Daiwa House Industry Co., Ltd.	800	20,449
Daiwa Securities Group, Inc.	3,300	13,781
Denso Corp.	800	34,849
Dentsu Group, Inc.	700	20,530
East Japan Railway Co.	400	24,562
Eisai Co., Ltd.	400	36,327
FamilyMart Co., Ltd. (b)	400	8,983
FANUC Corp.	400	76,263
Fast Retailing Co., Ltd.	100	62,409
FUJIFILM Holdings Corp.	400	19,653
Fujitsu, Ltd.	400	54,354
Fukuoka Financial Group, Inc.	500	8,358
Hisamitsu Pharmaceutical Co., Inc.	200	10,177
Hitachi, Ltd.	800	26,859
Honda Motor Co., Ltd.	2,100	49,222
Hoshizaki Corp.	100	7,941
Hoya Corp.	500	56,193
Iida Group Holdings Co., Ltd.	900	18,106
Isuzu Motors, Ltd.	1,100	9,563
ITOCHU Corp. (b)	3,000	76,329
Japan Airport Terminal Co., Ltd. (b)	400	17,549
Japan Post Holdings Co., Ltd.	2,832	19,209
Japan Tobacco, Inc.	1,800	32,749
Security Description	Shares	Value
JGC Holdings Corp.	400	$ 4,124
Kajima Corp.	2,000	23,917
Kansai Paint Co., Ltd.	1,500	37,070
Kao Corp.	600	44,842
KDDI Corp.	2,600	65,437
Keikyu Corp.	600	9,177
Keio Corp.	200	12,319
Keyence Corp.	200	92,827
Kikkoman Corp.	400	22,060
Kirin Holdings Co., Ltd.	1,100	20,571
Koito Manufacturing Co., Ltd.	500	25,348
Komatsu, Ltd.	900	19,701
Konami Holdings Corp. (b)	400	17,208
Kose Corp.	100	12,177
Kubota Corp.	1,600	28,466
Kyocera Corp.	200	11,365
Lawson, Inc.	200	9,514
M3, Inc.	800	49,275
Makita Corp.	400	19,028
Marubeni Corp.	9,000	50,701
Mebuki Financial Group, Inc.	2,100	4,736
Medipal Holdings Corp.	200	3,989
Mercari, Inc. (a)	200	9,192
MISUMI Group, Inc.	100	2,781
Mitsubishi Corp. (b)	3,200	76,187
Mitsubishi Electric Corp.	3,000	40,410
Mitsubishi Estate Co., Ltd.	2,300	34,588
Mitsubishi Heavy Industries, Ltd.	300	6,625
Mitsubishi Motors Corp. (a)(b)	1,500	3,283
Mitsubishi UFJ Financial Group, Inc.	18,300	72,156
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	9,651
Mitsui & Co., Ltd.	9,600	164,018
Mitsui Fudosan Co., Ltd.	1,900	32,885
Mizuho Financial Group, Inc. (b)	4,170	51,784
MonotaRO Co., Ltd.	400	19,786
MS&AD Insurance Group Holdings, Inc.	800	21,408
Murata Manufacturing Co., Ltd.	600	38,508
NEC Corp.	500	29,091
Nexon Co., Ltd.	600	14,908
Nidec Corp.	600	55,747
Nikon Corp. (b)	800	5,367
Nintendo Co., Ltd.	200	113,067
Nippon Paint Holdings Co., Ltd.	500	51,218
Nippon Telegraph & Telephone Corp.	1,800	36,672
Nissan Chemical Corp.	400	21,226
Nitori Holdings Co., Ltd.	100	20,705
Nitto Denko Corp.	200	12,963
Nomura Holdings, Inc.	6,200	28,118
Nomura Research Institute, Ltd.	700	20,530
NTT Data Corp.	1,900	24,162
NTT DOCOMO, Inc.	2,100	77,310
Obayashi Corp.	2,200	19,909

53

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Obic Co., Ltd.	100	$ 17,474
Olympus Corp.	1,800	37,218
Omron Corp.	400	31,005
Ono Pharmaceutical Co., Ltd.	400	12,523
Oriental Land Co., Ltd. (b)	400	55,870
ORIX Corp.	2,800	34,625
Otsuka Holdings Co., Ltd.	400	16,860
Pan Pacific International Holdings Corp.	600	13,930
Panasonic Corp.	1,600	13,476
Park24 Co., Ltd.	700	11,256
PeptiDream, Inc. (a)	100	4,662
Persol Holdings Co., Ltd.	400	6,455
Pigeon Corp.	200	8,907
Pola Orbis Holdings, Inc.	400	7,516
Rakuten, Inc.	2,300	24,672
Recruit Holdings Co., Ltd.	1,900	74,898
Renesas Electronics Corp. (a)	1,500	10,874
Resona Holdings, Inc.	4,900	16,604
Ricoh Co., Ltd. (b)	1,400	9,366
Rohm Co., Ltd.	100	7,676
Ryohin Keikaku Co., Ltd.	800	13,191
SBI Holdings, Inc.	700	17,996
Secom Co., Ltd.	400	36,410
Sekisui House, Ltd.	1,400	24,642
Seven & i Holdings Co., Ltd.	800	24,638
Shimadzu Corp.	800	24,183
Shimano, Inc.	100	19,634
Shimizu Corp.	2,100	15,701
Shin-Etsu Chemical Co., Ltd.	400	51,871
Shinsei Bank, Ltd.	1,000	12,262
Shionogi & Co., Ltd.	200	10,668
Shiseido Co., Ltd.	500	28,594
Shizuoka Bank, Ltd.	1,900	13,071
SMC Corp.	100	55,397
Softbank Corp. (b)	2,500	27,895
SoftBank Group Corp.	2,300	140,990
Sohgo Security Services Co., Ltd.	400	18,952
Sompo Holdings, Inc.	500	17,194
Sony Corp.	1,800	137,000
Square Enix Holdings Co., Ltd.	200	13,191
Subaru Corp.	500	9,628
Sumitomo Corp. (b)	2,600	31,006
Sumitomo Dainippon Pharma Co., Ltd. (b)	700	9,174
Sumitomo Metal Mining Co., Ltd.	400	12,300
Sumitomo Mitsui Financial Group, Inc.	2,500	69,115
Sumitomo Mitsui Trust Holdings, Inc.	100	2,646
Suzuki Motor Corp.	400	16,992
Sysmex Corp.	400	38,018
T&D Holdings, Inc.	600	5,868
Taisei Corp.	400	13,456
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,557
Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	2,220	$ 78,761
Terumo Corp.	800	31,688
Toho Gas Co., Ltd.	400	19,786
Tokio Marine Holdings, Inc.	600	26,154
Tokyo Century Corp. (b)	400	21,643
Tokyo Electron, Ltd.	200	51,796
Tokyu Corp.	800	10,333
Toshiba Corp.	500	12,655
TOTO, Ltd.	600	27,433
Toyota Industries Corp. (b)	200	12,584
Toyota Motor Corp.	2,900	190,494
Toyota Tsusho Corp.	1,300	36,242
Trend Micro, Inc.	400	24,296
Unicharm Corp.	400	17,860
Welcia Holdings Co., Ltd.	200	8,765
Yakult Honsha Co., Ltd.	400	22,174
Yamaha Corp.	400	19,028
Yaskawa Electric Corp.	400	15,522
Yokogawa Electric Corp.	900	14,200
Z Holdings Corp.	4,700	31,131
ZOZO, Inc.	400	11,098
		4,887,050
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE (a)	11	8,712
Reinet Investments SCA	386	6,722
SES SA	637	4,524
		19,958
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd.	2,000	13,406
Sands China, Ltd.	4,800	18,488
Wynn Macau, Ltd. (a)	800	1,276
		33,170
MALAYSIA — 0.2%
AMMB Holdings Bhd	5,400	3,899
Carlsberg Brewery Malaysia Bhd Class B	900	4,483
CIMB Group Holdings Bhd	12,058	8,937
Dialog Group Bhd	22,500	20,629
Gamuda Bhd	2,860	2,402
Genting Malaysia Bhd	13,700	6,857
Hartalega Holdings Bhd	2,500	9,746
Hong Leong Bank Bhd	1,100	3,981
IHH Healthcare Bhd	9,500	11,888
Malayan Banking Bhd	9,829	17,078
Petronas Dagangan Bhd	5,300	25,177
PPB Group Bhd	3,000	13,717
Public Bank Bhd	4,700	17,757
Top Glove Corp. Bhd	6,300	12,583
		159,134
MEXICO — 0.2%
America Movil SAB de CV Series L	33,274	20,921
Coca-Cola Femsa SAB de CV	2,176	8,890
Fibra Uno Administracion SA de CV REIT	5,245	4,155

54

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	2,565	$ 14,477
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,194	9,600
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	761	8,852
Grupo Financiero Banorte SAB de CV Series O (a)	4,563	15,837
Megacable Holdings SAB de CV	1,201	3,462
Promotora y Operadora de Infraestructura SAB de CV (a)	758	5,369
Wal-Mart de Mexico SAB de CV	5,842	14,039
		105,602
NETHERLANDS — 1.1%
Adyen NV (a)(d)	15	27,660
Aegon NV	3,804	9,903
Akzo Nobel NV	204	20,673
ASML Holding NV	607	224,003
Heineken NV	266	23,669
ING Groep NV (a)	4,203	29,853
Just Eat Takeaway.com NV (a)(d)	128	14,374
Koninklijke Ahold Delhaize NV	1,257	37,219
Koninklijke DSM NV	405	66,774
Koninklijke KPN NV	2,727	6,418
Koninklijke Philips NV (a)	1,748	82,403
Koninklijke Vopak NV	274	15,442
NN Group NV	654	24,580
NXP Semiconductors NV	371	46,304
Randstad NV (a)	322	16,814
Royal Dutch Shell PLC Class B	8,196	99,622
Wolters Kluwer NV	448	38,266
		783,977
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)	543	5,506
Fisher & Paykel Healthcare Corp., Ltd.	350	7,697
Meridian Energy, Ltd.	8,025	26,257
		39,460
NORWAY — 0.3%
DNB ASA	3,028	41,844
Gjensidige Forsikring ASA	1,807	36,578
Mowi ASA	1,975	35,008
Orkla ASA	3,318	33,468
Schibsted ASA Class B (a)	461	18,378
Telenor ASA	1,845	30,850
		196,126
PERU — 0.1%
Southern Copper Corp.	807	36,533
PHILIPPINES — 0.0% (f)
Ayala Land, Inc.	12,080	7,401
International Container Terminal Services, Inc.	2,660	6,019
Robinsons Land Corp.	14,900	4,364
Security Description	Shares	Value
SM Prime Holdings, Inc.	13,200	$ 8,005
		25,789
POLAND — 0.1%
Bank Polska Kasa Opieki SA (a)	531	6,911
CD Projekt SA (a)	160	17,315
LPP SA (a)	1	1,699
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,270	6,967
Powszechny Zaklad Ubezpieczen SA (a)	1,788	11,464
		44,356
PORTUGAL — 0.0% (f)
Galp Energia SGPS SA	1,849	17,155
QATAR — 0.1%
Barwa Real Estate Co.	29,934	28,775
Industries Qatar QSC	5,516	14,922
Mesaieed Petrochemical Holding Co.	13,718	7,833
Qatar National Bank QPSC	5,987	29,927
		81,457
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	1,623	6,714
RUSSIA — 0.4%
Alrosa PJSC (a)	10,892	10,371
Magnit PJSC GDR	1,058	15,785
Mobile TeleSystems PJSC ADR	2,781	24,278
Moscow Exchange MICEX (a)	13,275	25,077
Polymetal International PLC	1,085	23,698
Polyus PJSC GDR	182	19,183
Sberbank of Russia PJSC ADR (a)	6,702	78,313
Surgutneftegas PJSC ADR	4,576	20,217
VTB Bank PJSC GDR (a)	5,042	4,200
X5 Retail Group NV GDR	660	24,420
		245,542
SAUDI ARABIA — 0.4%
Abdullah Al Othaim Markets Co.	204	7,049
Al Rajhi Bank	1,990	34,856
Alinma Bank (a)	1,779	7,750
Almarai Co. JSC	654	9,223
Arab National Bank	1,655	8,939
Bank AlBilad	1,074	6,912
Banque Saudi Fransi	971	8,361
Bupa Arabia for Cooperative Insurance Co. (a)	207	6,777
Co. for Cooperative Insurance (a)	454	10,518
Dar Al Arkan Real Estate Development Co. (a)	5,025	12,553
Emaar Economic City (a)	6,517	17,479
Etihad Etisalat Co. (a)	1,700	12,940
National Commercial Bank	2,489	24,652
Riyad Bank	1,443	7,171
Samba Financial Group	2,945	21,120
Saudi Airlines Catering Co.	307	6,761

55

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Saudi Arabian Fertilizer Co.	1,078	$ 23,538
Saudi Arabian Mining Co. (a)	733	8,159
Saudi British Bank	1,701	11,473
Saudi Telecom Co.	1,104	29,551
Yanbu National Petrochemical Co.	1,046	16,369
		292,151
SINGAPORE — 0.2%
CapitaLand Commercial Trust REIT	5,000	6,007
CapitaLand Mall Trust REIT	5,100	7,210
City Developments, Ltd.	2,332	13,000
DBS Group Holdings, Ltd.	1,849	26,968
Genting Singapore, Ltd.	20,700	10,160
Oversea-Chinese Banking Corp., Ltd.	2,562	15,802
Singapore Technologies Engineering, Ltd.	4,100	10,392
Singapore Telecommunications, Ltd.	15,929	24,738
United Overseas Bank, Ltd.	954	13,299
UOL Group, Ltd.	792	3,858
		131,434
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	1,734	9,285
Anglo American Platinum, Ltd.	99	6,903
Aspen Pharmacare Holdings, Ltd. (a)	363	2,596
Bid Corp., Ltd.	273	4,227
Discovery, Ltd.	1,288	9,878
FirstRand, Ltd.	12,131	29,986
Gold Fields, Ltd.	845	10,298
Growthpoint Properties, Ltd. REIT	11,993	8,808
Kumba Iron Ore, Ltd.	452	13,431
MTN Group, Ltd. (b)	2,552	8,589
Naspers, Ltd. Class N	634	112,508
Nedbank Group, Ltd.	993	5,999
Old Mutual, Ltd. (b)	12,354	7,580
Rand Merchant Investment Holdings, Ltd.	4,960	8,632
Sanlam, Ltd.	4,436	13,827
Standard Bank Group, Ltd.	2,614	16,932
		269,479
SOUTH KOREA — 1.5%
Amorepacific Corp.	67	9,395
AMOREPACIFIC Group	49	2,049
BGF retail Co., Ltd.	50	5,280
BNK Financial Group, Inc.	1,332	5,763
Celltrion Healthcare Co., Ltd. (a)	182	13,648
Celltrion Pharm, Inc. (a)	90	8,727
Celltrion, Inc. (a)	169	37,210
CJ CheilJedang Corp.	26	8,782
CJ ENM Co., Ltd.	92	11,194
Coway Co., Ltd.	148	10,035
Daelim Industrial Co., Ltd.	225	14,891
DB Insurance Co., Ltd.	166	6,416
Fila Holdings Corp.	62	1,943
Security Description	Shares	Value
GS Engineering & Construction Corp.	341	$ 7,042
Hana Financial Group, Inc.	482	11,581
HLB, Inc. (a)	75	6,650
Hotel Shilla Co., Ltd.	126	8,199
Hyundai Marine & Fire Insurance Co., Ltd.	318	6,077
Hyundai Mobis Co., Ltd.	126	24,780
Hyundai Motor Co.	142	21,673
Hyundai Motor Co. Preference Shares	168	12,670
Industrial Bank of Korea	909	6,226
Kakao Corp.	90	28,050
Kangwon Land, Inc.	372	6,839
KB Financial Group, Inc.	567	18,205
Kia Motors Corp.	253	10,146
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	163	11,526
KT&G Corp.	334	23,533
LG Household & Health Care, Ltd.	11	13,620
LG Household & Health Care, Ltd. Preference Shares	15	9,081
Lotte Corp.	264	6,456
NAVER Corp.	219	55,522
NCSoft Corp.	22	15,162
Netmarble Corp. (a)(d)	48	6,813
Orion Corp/Republic of Korea	58	6,497
S-1 Corp.	72	5,387
Samsung Biologics Co., Ltd. (a)(d)	39	23,010
Samsung C&T Corp.	144	12,929
Samsung Electronics Co., Ltd. Preference Shares	1,146	49,485
Samsung Electronics Co., Ltd.	6,588	327,851
Samsung Engineering Co., Ltd. (a)	1,104	9,959
Samsung Fire & Marine Insurance Co., Ltd.	74	11,516
Samsung Life Insurance Co., Ltd.	110	5,738
Samsung SDI Co., Ltd.	72	26,688
Samsung SDS Co., Ltd.	81	11,740
Shinhan Financial Group Co., Ltd.	595	14,042
SK Holdings Co., Ltd.	197	33,437
SK Hynix, Inc.	755	54,228
SK Telecom Co., Ltd.	32	6,512
Woori Financial Group, Inc.	517	3,793
		1,047,996
SPAIN — 0.6%
Aena SME SA (a)(d)	262	36,653
Amadeus IT Group SA	695	38,786
Banco Bilbao Vizcaya Argentaria SA	10,729	29,843
Banco Santander SA (a)(c)	23,024	43,188
Banco Santander SA (a)(c)	1,459	2,710
CaixaBank SA	2,128	4,524
Cellnex Telecom SA (d)	231	14,086
Enagas SA	1,068	24,666
Ferrovial SA	1,437	34,966

56

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Grifols SA (b)	532	$ 15,340
Iberdrola SA	643	7,925
Industria de Diseno Textil SA	1,708	47,669
Mapfre SA	7,279	11,412
Red Electrica Corp. SA	2,555	47,983
Siemens Gamesa Renewable Energy SA	696	18,845
Telefonica SA	10,021	34,513
		413,109
SWEDEN — 1.0%
Alfa Laval AB (a)	551	12,239
Assa Abloy AB Class B	2,164	50,799
Atlas Copco AB Class A	176	8,432
Atlas Copco AB Class B	1,240	51,983
Autoliv, Inc.	25	1,822
Boliden AB (a)	2,621	78,103
Epiroc AB Class A	176	2,559
EQT AB	417	8,116
Evolution Gaming Group AB (d)	196	13,026
Hennes & Mauritz AB Class B	1,648	28,495
Hexagon AB Class B (a)	351	26,582
Husqvarna AB Class B	982	10,832
ICA Gruppen AB (b)	298	15,160
Industrivarden AB Class C (a)	1,460	38,971
Investor AB Class B	1,292	84,738
Kinnevik AB Class B	1,137	46,325
Sandvik AB (a)	1,020	20,047
Securitas AB Class B (a)	309	4,738
Skandinaviska Enskilda Banken AB Class A (a)	946	8,418
Skanska AB Class B (a)	749	15,884
Svenska Cellulosa AB SCA Class B (a)	523	7,190
Svenska Handelsbanken AB Class A (a)	1,682	14,155
Swedish Match AB	309	25,300
Tele2 AB Class B (b)	398	5,639
Telefonaktiebolaget LM Ericsson Class B	3,946	43,331
Telia Co. AB	3,402	14,007
Volvo AB Class B (a)	2,699	52,186
		689,077
SWITZERLAND — 2.8%
ABB, Ltd.	2,274	58,041
Adecco Group AG	379	20,081
Alcon, Inc. (a)	585	33,301
Chocoladefabriken Lindt & Spruengli AG	4	33,850
Cie Financiere Richemont SA	772	51,845
Coca-Cola HBC AG	183	4,524
Credit Suisse Group AG	1,780	17,910
EMS-Chemie Holding AG	22	19,791
Geberit AG	75	44,555
Givaudan SA	21	90,743
Julius Baer Group, Ltd.	214	9,147
Security Description	Shares	Value
Kuehne + Nagel International AG	82	$ 16,003
Lonza Group AG	62	38,371
Nestle SA	4,189	498,531
Novartis AG	2,927	254,581
Partners Group Holding AG	8	7,381
Roche Holding AG	974	334,102
Schindler Holding AG	43	11,771
SGS SA	11	29,561
Sika AG	400	98,525
Sonova Holding AG (a)	37	9,408
STMicroelectronics NV	619	19,061
Straumann Holding AG	9	9,110
Swatch Group AG	50	11,695
Swiss Life Holding AG	12	4,552
Swiss Re AG	372	27,646
Swisscom AG	40	21,272
Temenos AG	65	8,776
UBS Group AG	4,915	55,102
Vifor Pharma AG	88	12,011
Zurich Insurance Group AG	231	80,633
		1,931,880
TAIWAN — 1.6%
Accton Technology Corp.	1,000	7,682
Acer, Inc.	2,000	1,713
Asustek Computer, Inc.	2,000	17,506
Catcher Technology Co., Ltd.	1,000	6,267
Cathay Financial Holding Co., Ltd.	22,962	30,603
Chailease Holding Co., Ltd.	2,399	10,851
China Development Financial Holding Corp.	34,000	9,990
China Life Insurance Co., Ltd.	5,382	3,689
Chunghwa Telecom Co., Ltd.	8,000	29,556
CTBC Financial Holding Co., Ltd.	35,359	22,464
Delta Electronics, Inc.	4,000	26,103
Fubon Financial Holding Co., Ltd.	18,000	26,041
Hiwin Technologies Corp.	180	1,771
Hon Hai Precision Industry Co., Ltd.	14,656	39,168
Hotai Motor Co., Ltd.	1,000	22,201
MediaTek, Inc.	4,000	83,834
Mega Financial Holding Co., Ltd.	24,922	23,922
Novatek Microelectronics Corp.	2,000	18,334
Phison Electronics Corp.	1,000	9,133
President Chain Store Corp.	2,000	18,162
Ruentex Development Co., Ltd.	14,000	18,804
Shin Kong Financial Holding Co., Ltd.	49,778	13,819
SinoPac Financial Holdings Co., Ltd.	51,160	19,166
Synnex Technology International Corp.	12,000	17,112
Taishin Financial Holding Co., Ltd.	56,043	24,769
Taiwan Cooperative Financial Holding Co., Ltd.	20,368	13,714
Taiwan Mobile Co., Ltd.	1,000	3,335

57

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	35,000	$ 523,272
Uni-President Enterprises Corp.	13,000	28,054
Walsin Technology Corp.	1,000	5,335
Yageo Corp.	198	2,403
Yuanta Financial Holding Co., Ltd.	29,555	18,164
		1,096,937
THAILAND — 0.2%
Advanced Info Service PCL	1,100	5,936
Airports of Thailand PCL	13,500	24,071
Bangkok Bank PCL NVDR	2,000	6,059
Bangkok Commercial Asset Management PCL	8,400	5,248
Bangkok Dusit Medical Services PCL NVDR	11,400	6,979
Bangkok Expressway & Metro PCL NVDR	35,000	9,444
Central Pattana PCL	3,700	4,963
CP ALL PCL (a)	7,064	13,431
Energy Absolute PCL NVDR	6,900	8,547
Intouch Holdings PCL Class F	3,600	5,823
Kasikornbank PCL	2,000	4,844
Kasikornbank PCL NVDR	2,100	5,103
Krung Thai Bank PCL	26,400	7,373
Minor International PCL NVDR (a)	6,800	4,292
Osotspa PCL	4,700	5,191
PTT Exploration & Production PCL	7,600	18,948
Siam Commercial Bank PCL NVDR	1,900	3,897
Siam Commercial Bank PCL	2,800	5,744
TMB Bank PCL	178,100	5,002
		150,895
TURKEY — 0.0% (f)
Akbank T.A.S. (a)	10,574	7,068
BIM Birlesik Magazalar A/S	670	6,053
Turkiye Garanti Bankasi A/S (a)	7,183	6,620
Turkiye Is Bankasi A/S Class C (a)	5,509	3,826
		23,567
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC (a)	9,786	7,433
Emirates Telecommunications Group Co. PJSC	5,981	27,128
First Abu Dhabi Bank PJSC	2,039	6,239
		40,800
UNITED KINGDOM — 3.7%
3i Group PLC	2,258	29,092
Amcor PLC	2,524	27,890
Ashtead Group PLC	696	25,194
AstraZeneca PLC	1,788	195,486
Auto Trader Group PLC (d)	1,136	8,268
Aviva PLC	9,240	34,128
BAE Systems PLC	3,812	23,754
Barclays PLC (a)	24,490	30,904
Security Description	Shares	Value
Barratt Developments PLC	2,706	$ 16,645
Berkeley Group Holdings PLC	265	14,485
British American Tobacco PLC ADR (b)	3,342	120,813
British Land Co. PLC REIT	5,079	22,154
BT Group PLC	10,462	13,306
Bunzl PLC	884	28,651
Burberry Group PLC	772	15,510
CNH Industrial NV (a)	1,413	11,015
Coca-Cola European Partners PLC	159	6,171
Compass Group PLC	2,881	43,540
Croda International PLC	266	21,493
DCC PLC	226	17,554
Diageo PLC	3,293	112,816
Direct Line Insurance Group PLC	1,864	6,492
Experian PLC	1,669	63,004
Fiat Chrysler Automobiles NV (a)	1,243	15,258
GlaxoSmithKline PLC	7,122	133,690
GVC Holdings PLC (a)	1,229	15,475
Hargreaves Lansdown PLC	231	4,665
HSBC Holdings PLC	26,499	103,288
Imperial Brands PLC	1,643	29,047
Informa PLC (a)	2,296	11,176
Intertek Group PLC	298	24,402
Johnson Matthey PLC	677	20,629
Kingfisher PLC	4,148	15,911
Land Securities Group PLC REIT	2,880	19,454
Legal & General Group PLC	13,196	32,132
Liberty Global PLC Class A (a)	351	7,374
Linde PLC	620	147,641
Lloyds Banking Group PLC (a)	114,504	39,013
London Stock Exchange Group PLC	357	40,965
M&G PLC	3,858	7,955
Melrose Industries PLC (a)	7,608	11,360
National Grid PLC	6,595	75,864
Natwest Group PLC (a)	3,445	4,723
Next PLC	166	12,769
Ocado Group PLC (a)	550	19,511
Pearson PLC (b)	1,878	13,334
Persimmon PLC	606	19,374
Prudential PLC	3,858	55,313
Reckitt Benckiser Group PLC	1,010	98,713
RELX PLC (c)	2,243	50,050
RELX PLC (c)	918	20,486
Rio Tinto PLC	1,326	79,807
Rolls-Royce Holdings PLC (b)	3,188	5,358
RSA Insurance Group PLC	2,516	14,692
Sage Group PLC	1,689	15,739
Schroders PLC	160	5,575
Segro PLC REIT	2,210	26,639
Severn Trent PLC	1,371	43,230
Smith & Nephew PLC	1,473	28,879
Smiths Group PLC	578	10,275
St James's Place PLC	724	8,714
Standard Chartered PLC (a)	4,381	20,169
Standard Life Aberdeen PLC	5,723	16,721

58

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Taylor Wimpey PLC	8,000	$ 11,216
Tesco PLC	13,363	36,711
Unilever NV	2,171	131,110
Unilever PLC	1,571	97,000
United Utilities Group PLC	4,033	44,620
Vodafone Group PLC	41,839	55,539
Whitbread PLC (a)	545	14,972
WPP PLC	2,282	17,937
		2,622,840
UNITED STATES — 57.2%
3M Co.	804	128,785
A.O. Smith Corp.	371	19,589
Abbott Laboratories	2,575	280,237
AbbVie, Inc.	2,515	220,289
ABIOMED, Inc. (a)	83	22,996
Activision Blizzard, Inc.	968	78,360
Adobe, Inc. (a)	662	324,665
Advance Auto Parts, Inc.	91	13,968
Advanced Micro Devices, Inc. (a)	1,564	128,232
Aflac, Inc.	1,521	55,288
Agilent Technologies, Inc.	551	55,618
AGNC Investment Corp. REIT	1,069	14,870
Akamai Technologies, Inc. (a)	263	29,072
Albemarle Corp.	264	23,570
Alexandria Real Estate Equities, Inc. REIT	111	17,760
Alexion Pharmaceuticals, Inc. (a)	274	31,354
Align Technology, Inc. (a)	111	36,337
Alleghany Corp.	8	4,164
Allegion PLC	302	29,871
Allstate Corp.	564	53,095
Ally Financial, Inc.	456	11,432
Alnylam Pharmaceuticals, Inc. (a)	125	18,200
Alphabet, Inc. Class A (a)	425	622,880
Alphabet, Inc. Class C (a)	405	595,188
Altria Group, Inc.	2,741	105,912
Amazon.com, Inc. (a)	574	1,807,371
AMERCO	40	14,239
American Express Co.	913	91,528
American International Group, Inc.	1,519	41,818
American Tower Corp. REIT	647	156,399
American Water Works Co., Inc.	963	139,519
Ameriprise Financial, Inc.	196	30,206
AmerisourceBergen Corp.	211	20,450
AMETEK, Inc.	370	36,778
Amgen, Inc.	841	213,749
Amphenol Corp. Class A	232	25,119
Analog Devices, Inc.	605	70,628
Annaly Capital Management, Inc. REIT	2,448	17,430
ANSYS, Inc. (a)	51	16,689
Anthem, Inc.	371	99,647
Aon PLC Class A	409	84,377
Apollo Global Management, Inc.	152	6,802
Apple, Inc.	23,867	2,764,037
Applied Materials, Inc.	1,380	82,041
Security Description	Shares	Value
Aptiv PLC	391	$ 35,847
Arch Capital Group, Ltd. (a)	449	13,133
Arista Networks, Inc. (a)	55	11,381
Arrow Electronics, Inc. (a)	82	6,450
Arthur J Gallagher & Co.	70	7,391
Assurant, Inc.	79	9,583
AT&T, Inc.	10,364	295,478
Athene Holding, Ltd. Class A (a)	211	7,191
Atmos Energy Corp.	1,046	99,987
Autodesk, Inc. (a)	321	74,154
Automatic Data Processing, Inc.	696	97,085
AutoZone, Inc. (a)	26	30,619
Avalara, Inc. (a)	70	8,914
AvalonBay Communities, Inc. REIT	242	36,140
Avantor, Inc. (a)	549	12,347
Avery Dennison Corp.	355	45,383
Axalta Coating Systems, Ltd. (a)	1,043	23,123
Baker Hughes Co.	2,693	35,790
Ball Corp.	623	51,784
Bank of America Corp.	10,725	258,365
Bank of New York Mellon Corp.	1,187	40,762
Bausch Health Cos., Inc. (a)(b)	291	4,510
Baxter International, Inc.	627	50,423
Becton Dickinson and Co.	400	93,072
Berkshire Hathaway, Inc. Class B (a)	1,662	353,906
Best Buy Co., Inc.	370	41,177
Biogen, Inc. (a)	260	73,757
BioMarin Pharmaceutical, Inc. (a)	177	13,466
BlackRock, Inc.	198	111,583
Blackstone Group, Inc. Class A	776	40,507
Boeing Co.	724	119,648
Booking Holdings, Inc. (a)	65	111,194
BorgWarner, Inc.	197	7,632
Boston Properties, Inc. REIT	160	12,848
Boston Scientific Corp. (a)	2,042	78,025
Bristol-Myers Squibb Co.	3,340	201,369
Broadcom, Inc.	534	194,547
Broadridge Financial Solutions, Inc.	159	20,988
Brown-Forman Corp. Class B	482	36,304
Burlington Stores, Inc. (a)	40	8,244
C.H. Robinson Worldwide, Inc.	212	21,664
Cadence Design Systems, Inc. (a)	292	31,136
Camden Property Trust REIT	140	12,457
Capital One Financial Corp.	494	35,499
Cardinal Health, Inc.	481	22,583
Carlyle Group, Inc. (b)	222	5,477
CarMax, Inc. (a)	210	19,301
Carrier Global Corp.	1,360	41,534
Catalent, Inc. (a)	128	10,964
Caterpillar, Inc.	811	120,961
Cboe Global Markets, Inc.	79	6,931
CBRE Group, Inc. Class A (a)	571	26,820
CDK Global, Inc.	309	13,469
CDW Corp.	119	14,224
Centene Corp. (a)	609	35,523
CenturyLink, Inc.	1,430	14,429

59

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Cerner Corp.	565	$ 40,844
Charles Schwab Corp.	1,194	43,259
Charter Communications, Inc. Class A (a)	194	121,122
Cheniere Energy, Inc. (a)	592	27,392
Chevron Corp.	1,786	128,592
Chipotle Mexican Grill, Inc. (a)	42	52,236
Chubb, Ltd.	700	81,284
Church & Dwight Co., Inc.	343	32,143
Cigna Corp.	524	88,771
Cincinnati Financial Corp.	209	16,296
Cintas Corp.	166	55,250
Cisco Systems, Inc.	6,050	238,309
Citigroup, Inc.	4,263	183,778
Citizens Financial Group, Inc.	1,026	25,937
Citrix Systems, Inc.	201	27,680
Clorox Co.	154	32,366
CME Group, Inc.	454	75,959
Coca-Cola Co.	6,284	310,241
Cognex Corp.	159	10,351
Cognizant Technology Solutions Corp. Class A	876	60,812
Colgate-Palmolive Co.	1,277	98,521
Comcast Corp. Class A	6,343	293,427
Comerica, Inc.	126	4,820
Conagra Brands, Inc.	543	19,391
Consolidated Edison, Inc.	1,194	92,893
Constellation Brands, Inc. Class A	264	50,031
Cooper Cos., Inc.	30	10,114
Copart, Inc. (a)	449	47,217
Corning, Inc.	1,138	36,883
Corteva, Inc.	1,086	31,288
CoStar Group, Inc. (a)	64	54,305
Costco Wholesale Corp.	672	238,560
Coupa Software, Inc. (a)	70	19,197
Crowdstrike Holdings, Inc. Class A (a)	128	17,577
Crown Castle International Corp. REIT	647	107,725
CSX Corp.	1,097	85,204
Cummins, Inc.	203	42,865
CVS Health Corp.	1,809	105,646
D.R. Horton, Inc.	327	24,731
Danaher Corp.	1,012	217,914
Darden Restaurants, Inc.	159	16,018
Datadog, Inc. Class A (a)	117	11,953
DaVita, Inc. (a)	106	9,079
Deere & Co.	423	93,749
Dell Technologies, Inc. Class C (a)	400	27,076
DENTSPLY SIRONA, Inc.	481	21,034
DexCom, Inc. (a)	119	49,055
Digital Realty Trust, Inc. REIT	300	44,028
Discover Financial Services	286	16,525
Discovery, Inc. Class A (a)(b)	564	12,278
DISH Network Corp. Class A (a)	348	10,102
DocuSign, Inc. (a)	155	33,362
Security Description	Shares	Value
Dollar General Corp.	307	$ 64,353
Dollar Tree, Inc. (a)	253	23,109
Dominion Energy, Inc.	992	78,299
Domino's Pizza, Inc.	71	30,195
Dover Corp.	252	27,302
Dow, Inc.	1,007	47,379
Dropbox, Inc. Class A (a)	466	8,975
Duke Realty Corp. REIT	527	19,446
E*TRADE Financial Corp.	128	6,406
Eaton Corp. PLC	593	60,504
eBay, Inc.	1,357	70,700
Ecolab, Inc.	671	134,093
Edison International	912	46,366
Edwards Lifesciences Corp. (a)	834	66,570
Elanco Animal Health, Inc. (a)	620	17,317
Electronic Arts, Inc. (a)	391	50,990
Eli Lilly & Co.	1,171	173,331
Emerson Electric Co.	967	63,406
EOG Resources, Inc.	304	10,926
Equifax, Inc.	251	39,382
Equinix, Inc. REIT	121	91,976
Equitable Holdings, Inc.	543	9,904
Equity Residential REIT	628	32,235
Erie Indemnity Co. Class A	35	7,360
Essential Utilities, Inc.	2,217	89,234
Essex Property Trust, Inc. REIT	81	16,264
Estee Lauder Cos., Inc. Class A	393	85,772
Everest Re Group, Ltd.	50	9,877
Eversource Energy	1,616	135,017
Exact Sciences Corp. (a)	235	23,958
Exelon Corp.	233	8,332
Expedia Group, Inc.	188	17,238
Expeditors International of Washington, Inc.	502	45,441
Extra Space Storage, Inc. REIT	93	9,950
F5 Networks, Inc. (a)	79	9,699
Facebook, Inc. Class A (a)	3,242	849,080
Fair Isaac Corp. (a)	12	5,105
Fastenal Co.	923	41,618
Ferguson PLC	444	44,841
Fidelity National Financial, Inc.	623	19,506
Fidelity National Information Services, Inc.	946	139,260
Fifth Third Bancorp	1,261	26,885
First Republic Bank	233	25,411
Fiserv, Inc. (a)	895	92,230
FleetCor Technologies, Inc. (a)	133	31,667
FLIR Systems, Inc.	161	5,772
FMC Corp.	530	56,132
Ford Motor Co.	4,611	30,709
Fortinet, Inc. (a)	133	15,669
Fortive Corp.	456	34,752
Fortune Brands Home & Security, Inc.	93	8,046
Fox Corp. Class A	586	16,308
Franklin Resources, Inc.	447	9,096

60

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Freeport-McMoRan, Inc.	1,549	$ 24,226
Garmin, Ltd.	228	21,628
Gartner, Inc. (a)	79	9,871
General Dynamics Corp.	382	52,880
General Electric Co.	13,235	82,454
General Mills, Inc.	829	51,133
General Motors Co.	1,466	43,379
Genuine Parts Co.	161	15,322
Gilead Sciences, Inc.	1,798	113,616
Global Payments, Inc.	390	69,256
GoDaddy, Inc. Class A (a)	79	6,002
Goldman Sachs Group, Inc.	514	103,299
Halliburton Co.	5,172	62,323
Hartford Financial Services Group, Inc.	606	22,337
Hasbro, Inc.	214	17,702
HCA Healthcare, Inc.	329	41,020
HD Supply Holdings, Inc. (a)	314	12,949
Healthpeak Properties, Inc. REIT	644	17,485
HEICO Corp.	78	8,163
Henry Schein, Inc. (a)	119	6,995
Hershey Co.	149	21,358
Hess Corp.	222	9,086
Hewlett Packard Enterprise Co.	2,502	23,444
Hilton Worldwide Holdings, Inc.	294	25,084
Hologic, Inc. (a)	292	19,409
Home Depot, Inc.	1,486	412,677
Honeywell International, Inc.	1,157	190,454
Host Hotels & Resorts, Inc. REIT	1,416	15,279
HP, Inc.	2,697	51,216
Humana, Inc.	195	80,709
Huntington Bancshares, Inc.	350	3,210
Huntington Ingalls Industries, Inc.	33	4,645
IDEXX Laboratories, Inc. (a)	111	43,635
IHS Markit, Ltd.	867	68,068
Illinois Tool Works, Inc.	459	88,683
Illumina, Inc. (a)	188	58,107
Incyte Corp. (a)	188	16,871
Ingersoll Rand, Inc. (a)	320	11,392
Insulet Corp. (a)	78	18,454
Intel Corp.	6,039	312,699
InterActiveCorp (a)	103	12,337
Intercontinental Exchange, Inc.	637	63,732
International Business Machines Corp.	1,381	168,026
International Flavors & Fragrances, Inc. (c)	223	27,306
International Flavors & Fragrances, Inc. (c)	54	6,678
Interpublic Group of Cos., Inc.	419	6,985
Intuit, Inc.	357	116,457
Intuitive Surgical, Inc. (a)	169	119,912
Invesco, Ltd.	460	5,249
Invitation Homes, Inc. REIT	251	7,025
Ionis Pharmaceuticals, Inc. (a)	155	7,355
IPG Photonics Corp. (a)	40	6,799
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	254	$ 40,038
Iron Mountain, Inc. REIT (b)	232	6,215
J.M. Smucker Co.	132	15,249
Jack Henry & Associates, Inc.	119	19,348
Jacobs Engineering Group, Inc.	368	34,139
Jazz Pharmaceuticals PLC (a)	117	16,683
Johnson & Johnson	3,682	548,176
Johnson Controls International PLC	1,181	48,244
Jones Lang LaSalle, Inc.	111	10,618
JPMorgan Chase & Co.	4,155	400,002
Juniper Networks, Inc.	327	7,030
Kansas City Southern	58	10,488
Kellogg Co.	183	11,820
Keurig Dr. Pepper, Inc.	292	8,059
KeyCorp	1,751	20,889
Keysight Technologies, Inc. (a)	237	23,411
Kimberly-Clark Corp.	368	54,339
Kinder Morgan, Inc.	6,957	85,780
KKR & Co., Inc.	853	29,292
KLA Corp.	190	36,811
Knight-Swift Transportation Holdings, Inc.	152	6,186
Kraft Heinz Co.	1,247	37,348
Kroger Co.	444	15,056
L3Harris Technologies, Inc.	316	53,669
Laboratory Corp. of America Holdings (a)	114	21,463
Lam Research Corp.	204	67,677
Lamb Weston Holdings, Inc.	159	10,537
Las Vegas Sands Corp.	815	38,028
Lear Corp.	40	4,362
Leidos Holdings, Inc.	214	19,078
Lennar Corp. Class A	321	26,219
Lennox International, Inc.	79	21,536
Liberty Media Corp.-Liberty Formula One Class C (a)	447	16,213
Liberty Media Corp.-Liberty SiriusXM Class A (a)	410	13,600
Liberty Media Corp.-Liberty SiriusXM Class C (a)	46	1,522
Lincoln National Corp.	431	13,503
Live Nation Entertainment, Inc. (a)	119	6,412
LKQ Corp. (a)	517	14,336
Lockheed Martin Corp.	306	117,284
Loews Corp.	779	27,070
Lowe's Cos., Inc.	1,052	174,485
Lululemon Athletica, Inc. (a)	161	53,029
M&T Bank Corp.	176	16,208
Markel Corp. (a)	19	18,500
MarketAxess Holdings, Inc.	35	16,856
Marriott International, Inc. Class A	106	9,813
Marsh & McLennan Cos., Inc.	872	100,018
Martin Marietta Materials, Inc.	82	19,300
Marvell Technology Group, Ltd.	1,408	55,898
Masco Corp.	696	38,370
Mastercard, Inc. Class A	1,243	420,345

61

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Match Group, Inc. (a)	337	$ 37,289
Maxim Integrated Products, Inc.	309	20,891
McCormick & Co., Inc.	217	42,120
McDonald's Corp.	1,110	243,634
McKesson Corp.	237	35,296
Medical Properties Trust, Inc. REIT	1,027	18,106
Medtronic PLC	2,032	211,165
Merck & Co., Inc.	3,660	303,597
MetLife, Inc.	1,436	53,376
Mettler-Toledo International, Inc. (a)	40	38,630
MGM Resorts International	911	19,814
Microchip Technology, Inc. (b)	292	30,006
Micron Technology, Inc. (a)	1,501	70,487
Microsoft Corp.	9,869	2,075,747
Mid-America Apartment Communities, Inc. REIT	40	4,638
Moderna, Inc. (a)(b)	350	24,762
Molina Healthcare, Inc. (a)	35	6,406
Molson Coors Beverage Co. Class B	300	10,068
Mondelez International, Inc. Class A	2,328	133,744
MongoDB, Inc. (a)(b)	35	8,103
Monster Beverage Corp. (a)	621	49,804
Moody's Corp.	207	59,999
Morgan Stanley	1,626	78,617
Motorola Solutions, Inc.	277	43,436
MSCI, Inc.	159	56,728
Mylan NV (a)	696	10,322
Nasdaq, Inc.	21	2,577
National Oilwell Varco, Inc.	3,343	30,288
NetApp, Inc.	419	18,369
Netflix, Inc. (a)	600	300,018
Neurocrine Biosciences, Inc. (a)	93	8,943
Newell Brands, Inc.	724	12,424
Newmont Corp.	873	55,392
News Corp. Class A	897	12,576
NextEra Energy, Inc.	654	181,524
Nielsen Holdings PLC	890	12,620
NIKE, Inc. Class B	1,862	233,755
Norfolk Southern Corp.	370	79,176
Northern Trust Corp.	139	10,838
Northrop Grumman Corp.	219	69,092
NortonLifeLock, Inc.	1,097	22,861
NVIDIA Corp.	841	455,166
Okta, Inc. (a)	113	24,165
Old Dominion Freight Line, Inc.	238	43,059
Omega Healthcare Investors, Inc. REIT	374	11,198
Omnicom Group, Inc.	28	1,386
ONEOK, Inc.	1,290	33,514
Oracle Corp.	3,200	191,040
O'Reilly Automotive, Inc. (a)	106	48,874
Otis Worldwide Corp.	679	42,383
PACCAR, Inc.	486	41,446
Palo Alto Networks, Inc. (a)	97	23,741
Security Description	Shares	Value
Parker-Hannifin Corp.	145	$ 29,339
Paychex, Inc.	709	56,557
Paycom Software, Inc. (a)	47	14,631
PayPal Holdings, Inc. (a)	1,534	302,244
Pentair PLC	13	595
People's United Financial, Inc.	407	4,196
PepsiCo, Inc.	1,985	275,121
Perrigo Co. PLC	162	7,437
Pfizer, Inc.	7,923	290,774
Philip Morris International, Inc.	2,225	166,853
Phillips 66	800	41,472
Pinterest, Inc. Class A (a)	397	16,479
Pioneer Natural Resources Co.	717	61,655
PNC Financial Services Group, Inc.	732	80,454
PPG Industries, Inc.	686	83,747
Principal Financial Group, Inc.	528	21,263
Procter & Gamble Co.	3,548	493,137
Progressive Corp.	737	69,772
Prologis, Inc. REIT	1,016	102,230
Prudential Financial, Inc.	730	46,370
PTC, Inc. (a)	155	12,822
Public Storage REIT	231	51,448
PulteGroup, Inc.	327	15,137
QIAGEN NV (a)	309	16,052
Qorvo, Inc. (a)	124	15,997
QUALCOMM, Inc.	1,654	194,643
Quest Diagnostics, Inc.	209	23,928
Ralph Lauren Corp.	119	8,088
Raytheon Technologies Corp.	2,289	131,709
Realty Income Corp. REIT	333	20,230
Regency Centers Corp. REIT	175	6,653
Regeneron Pharmaceuticals, Inc. (a)	100	55,978
Regions Financial Corp.	1,750	20,177
Reinsurance Group of America, Inc.	82	7,806
ResMed, Inc.	214	36,686
RingCentral, Inc. Class A (a)	78	21,420
Robert Half International, Inc.	270	14,294
Rockwell Automation, Inc.	124	27,364
Roku, Inc. (a)	155	29,264
Rollins, Inc.	370	20,050
Roper Technologies, Inc.	198	78,232
Ross Stores, Inc.	467	43,580
S&P Global, Inc.	383	138,110
salesforce.com, Inc. (a)	1,062	266,902
Sarepta Therapeutics, Inc. (a)	113	15,869
SBA Communications Corp. REIT	188	59,874
Schlumberger, Ltd.	11,738	182,643
Seagate Technology PLC	236	11,628
Sealed Air Corp.	481	18,668
Seattle Genetics, Inc. (a)	125	24,461
Sempra Energy	693	82,023
Sensata Technologies Holding PLC (a)	302	13,028
ServiceNow, Inc. (a)	231	112,035
Sherwin-Williams Co.	162	112,872
Signature Bank	40	3,320

62

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Simon Property Group, Inc. REIT	576	$ 37,256
Sirius XM Holdings, Inc. (b)	2,445	13,105
Skyworks Solutions, Inc.	146	21,243
Slack Technologies, Inc. Class A (a)(b)	362	9,723
Snap, Inc. Class A (a)	979	25,562
Snap-on, Inc.	139	20,451
Splunk, Inc. (a)	190	35,745
Square, Inc. Class A (a)	490	79,649
SS&C Technologies Holdings, Inc.	211	12,770
Stanley Black & Decker, Inc.	231	37,468
Starbucks Corp.	1,908	163,935
State Street Corp. (g)	474	28,122
STERIS PLC	35	6,167
Stryker Corp.	502	104,602
Sun Communities, Inc. REIT	58	8,155
SVB Financial Group (a)	79	19,009
Synchrony Financial	640	16,749
Synopsys, Inc. (a)	145	31,027
Sysco Corp.	939	58,425
T Rowe Price Group, Inc.	336	43,082
Take-Two Interactive Software, Inc. (a)	119	19,661
Target Corp.	609	95,869
TD Ameritrade Holding Corp.	127	4,972
TE Connectivity, Ltd.	574	56,103
Teladoc Health, Inc. (a)(b)	93	20,389
Teleflex, Inc.	51	17,361
Teradyne, Inc.	78	6,198
Tesla, Inc. (a)	1,027	440,593
Texas Instruments, Inc.	1,431	204,332
Textron, Inc.	299	10,791
Thermo Fisher Scientific, Inc.	611	269,769
Tiffany & Co.	153	17,725
TJX Cos., Inc.	1,634	90,932
T-Mobile US, Inc. (a)	538	61,526
Tractor Supply Co.	174	24,941
Trade Desk, Inc. Class A (a)	47	24,383
Tradeweb Markets, Inc. Class A	105	6,090
Trane Technologies PLC	363	44,014
TransDigm Group, Inc.	49	23,281
TransUnion	291	24,482
Travelers Cos., Inc.	472	51,066
Trimble, Inc. (a)	447	21,769
Truist Financial Corp.	1,895	72,105
Twilio, Inc. Class A (a)	125	30,886
Twitter, Inc. (a)	986	43,877
Tyson Foods, Inc. Class A	78	4,639
Uber Technologies, Inc. (a)(b)	1,414	51,583
UDR, Inc. REIT	211	6,881
UGI Corp.	514	16,952
Ulta Beauty, Inc. (a)	72	16,127
Union Pacific Corp.	1,032	203,170
United Parcel Service, Inc. Class B	800	133,304
United Rentals, Inc. (a)	148	25,826
UnitedHealth Group, Inc.	1,283	400,001
Security Description	Shares	Value
Universal Health Services, Inc. Class B	58	$ 6,207
US Bancorp	2,148	77,006
Vail Resorts, Inc.	79	16,904
Valero Energy Corp.	177	7,668
Varian Medical Systems, Inc. (a)	95	16,340
Veeva Systems, Inc. Class A (a)	193	54,270
Ventas, Inc. REIT	567	23,791
VEREIT, Inc.	2,602	16,913
VeriSign, Inc. (a)	79	16,183
Verisk Analytics, Inc.	336	62,264
Verizon Communications, Inc.	5,674	337,546
Vertex Pharmaceuticals, Inc. (a)	315	85,718
VF Corp.	509	35,757
ViacomCBS, Inc. Class B	399	11,176
VICI Properties, Inc. REIT	698	16,312
Visa, Inc. Class A	2,489	497,725
VMware, Inc. Class A (a)	125	17,959
Vornado Realty Trust REIT	307	10,349
Voya Financial, Inc.	428	20,514
Vulcan Materials Co.	251	34,021
W.W. Grainger, Inc.	93	33,180
Walmart, Inc.	1,997	279,400
Walgreens Boots Alliance, Inc.	1,380	49,570
Walt Disney Co.	2,470	306,478
Waters Corp. (a)	146	28,569
Wayfair, Inc. Class A (a)(b)	119	34,630
Wells Fargo & Co.	5,496	129,211
Welltower, Inc. REIT	670	36,910
West Pharmaceutical Services, Inc.	58	15,944
Western Digital Corp.	459	16,776
Western Union Co.	947	20,294
Westinghouse Air Brake Technologies Corp.	235	14,542
Weyerhaeuser Co. REIT	1,629	46,459
Whirlpool Corp.	44	8,091
Williams Cos., Inc.	2,592	50,933
Willis Towers Watson PLC	167	34,873
Workday, Inc. Class A (a)	145	31,194
WP Carey, Inc. REIT	79	5,148
Wynn Resorts, Ltd.	158	11,346
Xilinx, Inc.	474	49,410
XPO Logistics, Inc. (a)(b)	119	10,075
Xylem, Inc.	627	52,743
Yum! Brands, Inc.	541	49,393
Zebra Technologies Corp. Class A (a)	78	19,692
Zillow Group, Inc. Class C (a)(b)	236	23,975
Zimmer Biomet Holdings, Inc.	281	38,255
Zions Bancorp NA	467	13,646
Zoetis, Inc.	616	101,868
Zoom Video Communications, Inc. Class A (a)	128	60,174
		40,172,926

63

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
ZAMBIA — 0.0% (f)
First Quantum Minerals, Ltd.	2,589	$ 23,007
TOTAL COMMON STOCKS (Cost $62,388,467)		69,881,709

WARRANTS — 0.0%
THAILAND — 0.0%
Minor International PCL (expiring 12/31/21) (a)	390	5
Minor International PCL (expiring 7/31/23) (a)	264	62
TOTAL WARRANTS (Cost $0)		67
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h) (i)	115,572	115,596
State Street Navigator Securities Lending Portfolio II (g) (j)	1,095,112	1,095,112
TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,717)		1,210,708
TOTAL INVESTMENTS — 101.2% (Cost $63,599,184)		71,092,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(852,989)
NET ASSETS — 100.0%		$ 70,239,495

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2020.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,779,979	$101,730	$ 0(a)	$69,881,709
Warrants	67	—	—	67
Short-Term Investments	1,210,708	—	—	1,210,708
TOTAL INVESTMENTS	$70,990,754	$101,730	$ 0	$71,092,484
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
64

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	611	$ 36,165	$ 4,381	$ 11,113	$(1,693)	$382	474	$ 28,122	$1,022
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	2,450,693	2,450,443	(41)	(11)	115,572	115,596	1,505
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2	2	—	—	—	—	—
State Street Navigator Securities Lending Portfolio II	—	—	7,148,353	6,053,241	—	—	1,095,112	1,095,112	5,795
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$10,523,625	$11,071,973	$(1,734)	$371		$1,238,830	$9,055
65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
ARGENTINA — 0.0% (a)
Telecom Argentina SA ADR (b)	698	$ 4,565
YPF SA ADR (b)(c)	8,636	30,830
		35,395
BRAZIL — 3.1%
Ambev SA ADR	285,987	646,331
Ambev SA	6,664	14,826
Atacadao SA	4,697	17,075
B3 SA - Brasil Bolsa Balcao	6,563	64,053
Banco Bradesco SA Preference Shares	47,996	165,283
Banco Bradesco SA	12,663	40,484
Banco BTG Pactual SA	1,109	14,334
Banco do Brasil SA	14,051	73,839
Banco Santander Brasil SA	3,765	18,677
BB Seguridade Participacoes SA	62,750	270,195
Braskem SA Class A, Preference Shares	2,515	9,277
BRF SA (c)	3,356	10,944
BRF SA ADR (c)	1,687	5,533
CCR SA	7,683	17,270
Centrais Eletricas Brasileiras SA	2,856	15,363
Centrais Eletricas Brasileiras SA ADR	3,066	16,771
Centrais Eletricas Brasileiras SA Class B, Preference Shares	292	1,616
Cia Brasileira de Distribuicao ADR	1,545	19,065
Cia Brasileira de Distribuicao	48	594
Cia de Saneamento Basico do Estado de Sao Paulo	158	1,312
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,181	34,702
Cia Energetica de Minas Gerais ADR (b)	6,183	11,439
Cia Energetica de Minas Gerais Preference Shares	3,337	5,980
Cia Siderurgica Nacional SA ADR (b)	4,387	12,898
Cia Siderurgica Nacional SA	782	2,289
Cielo SA	50,380	35,127
Cogna Educacao	18,530	17,029
Cosan SA	1,475	17,881
Energisa SA	1,106	8,069
Engie Brasil Energia SA	12,746	91,246
Equatorial Energia SA	15,912	59,792
Gerdau SA Preference Shares	12,019	44,353
Hapvida Participacoes e Investimentos SA (d)	1,812	19,977
Hypera SA	5,684	30,072
IRB Brasil Resseguros SA	88,595	117,730
Itau Unibanco Holding SA Preference Shares ADR (e)	41,978	167,072
Itau Unibanco Holding SA Preference Shares (e)	1,040	4,152
Security Description	Shares	Value
Itausa SA Preference Shares	273,425	$ 426,889
Klabin SA	6,136	25,909
Localiza Rent a Car SA	2,067	20,782
Lojas Americanas SA Preference Shares	3,627	18,269
Lojas Renner SA	51,950	365,446
Magazine Luiza SA	2,360	37,348
Multiplan Empreendimentos Imobiliarios SA	358	1,234
Natura & Co. Holding SA	774	7,021
Notre Dame Intermedica Participacoes SA	949	10,954
Petrobras Distribuidora SA	12,482	44,623
Petroleo Brasileiro SA Preference Shares ADR (b)(e)	31,086	218,845
Petroleo Brasileiro SA ADR	26,126	186,017
Petroleo Brasileiro SA Preference Shares (e)	323	1,124
Porto Seguro SA	1,382	11,830
Raia Drogasil SA	12,440	51,689
Rumo SA (c)	20,295	68,629
Sul America SA	4,792	33,693
Suzano Papel e Celulose SA ADR (b)(c)	28	229
Suzano SA (c)	1,645	13,294
Telefonica Brasil SA ADR	9,117	69,927
Telefonica Brasil SA Preference Shares	98	755
TIM Participacoes SA ADR	1,637	18,875
TIM Participacoes SA	454	1,052
Ultrapar Participacoes SA	168	574
Ultrapar Participacoes SA ADR (b)	11,348	38,810
Vale SA ADR	29,718	314,416
Vale SA	277	2,905
WEG SA	46,175	538,228
		4,632,017
CHILE — 0.4%
Aguas Andinas SA Class A	14,904	4,162
Banco de Chile	762,548	58,027
Banco de Chile ADR (b)	16,552	250,266
Banco de Credito e Inversiones SA	1,396	43,945
Banco Santander Chile ADR	1,037	14,373
Banco Santander Chile	32,037	1,110
Cencosud SA	27,523	40,176
Cia Cervecerias Unidas SA	715	4,602
Cia Cervecerias Unidas SA ADR	2,529	32,801
Colbun SA	97,012	15,626
Embotelladora Andina SA Class B, Preference Shares	770	1,696
Empresa Nacional de Telecomunicaciones SA	1,445	8,966
Empresas CMPC SA	9,327	19,534
Empresas COPEC SA	3,990	29,820
Enel Americas SA ADR (b)	4,671	30,175

66

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Enel Americas SA	35,280	$ 4,568
Enel Chile SA ADR	1,098	3,777
Enel Chile SA	21,121	1,477
Falabella SA	15,889	46,387
Sociedad Quimica y Minera de Chile SA ADR (b)	802	26,001
		637,489
CHINA — 31.9%
3SBio, Inc. (b)(c)(d)	7,390	8,315
51job, Inc. ADR (c)	308	24,021
AAC Technologies Holdings, Inc. (b)	8,500	45,790
Agile Group Holdings, Ltd.	44,000	57,455
Agricultural Bank of China, Ltd. Class A	405,000	189,183
Agricultural Bank of China, Ltd. Class H	1,573,000	491,182
Aier Eye Hospital Group Co., Ltd. Class A	15,430	116,914
Air China, Ltd. Class H	52,000	34,018
AK Medical Holdings, Ltd. (d)	24,000	61,254
Alibaba Group Holding, Ltd. ADR (c)	5,987	1,760,057
Aluminum Corp. of China, Ltd. Class H (c)	100,000	20,387
Anhui Conch Cement Co., Ltd. Class A	25,200	205,200
Anhui Conch Cement Co., Ltd. Class H	69,500	477,981
Anhui Gujing Distillery Co., Ltd. Class A	1,800	57,499
Anhui Gujing Distillery Co., Ltd. Class B	5,800	64,376
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	19,432
ANTA Sports Products, Ltd.	92,000	950,865
Autobio Diagnostics Co., Ltd. Class A	1,500	35,657
Autohome, Inc. ADR	3,759	360,864
AVIC Jonhon Optronic Technology Co., Ltd. Class A	8,600	58,674
AviChina Industry & Technology Co., Ltd. Class H	58,000	33,004
BAIC Motor Corp., Ltd. Class H (d)	33,500	13,616
Baidu, Inc. ADR (c)	2,082	263,560
Bank of Beijing Co., Ltd. Class A	140,400	96,823
Bank of Chengdu Co., Ltd. Class A	15,200	22,129
Bank of China, Ltd. Class A	490,600	231,337
Bank of China, Ltd. Class H	2,987,071	925,028
Bank of Communications Co., Ltd. Class A	274,000	183,305
Bank of Communications Co., Ltd. Class H	362,000	173,760
Bank of Hangzhou Co., Ltd. Class A	65,300	113,351
Security Description	Shares	Value
Bank of Jiangsu Co., Ltd. Class A	156,700	$ 140,391
Bank of Nanjing Co., Ltd. Class A	27,200	31,624
Bank of Ningbo Co., Ltd. Class A	17,600	81,642
Bank of Shanghai Co., Ltd. Class A	147,370	176,767
Baoshan Iron & Steel Co., Ltd. Class A	27,000	19,853
Beijing Capital International Airport Co., Ltd. Class H	128,000	76,800
Beijing Enterprises Holdings, Ltd.	17,000	51,000
Beijing Enterprises Water Group, Ltd.	96,000	37,161
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	2,700	21,445
Beijing Sinnet Technology Co., Ltd. Class A	15,800	52,059
Beijing Tiantan Biological Products Corp., Ltd. Class A	14,840	86,924
BOE Technology Group Co., Ltd. Class A	66,600	48,186
Brilliance China Automotive Holdings, Ltd.	180,000	168,852
BYD Co., Ltd. Class H (b)	9,000	140,981
BYD Electronic International Co., Ltd. (b)	11,000	55,284
CGN Power Co., Ltd. Class H (d)	761,100	156,148
Changchun High & New Technology Industry Group, Inc. Class A	1,400	76,256
Chaozhou Three-Circle Group Co., Ltd. Class A	5,100	21,696
China Aoyuan Group, Ltd.	20,000	20,413
China Cinda Asset Management Co., Ltd. Class H	168,548	31,535
China CITIC Bank Corp., Ltd. Class A	18,200	13,543
China CITIC Bank Corp., Ltd. Class H	460,000	177,471
China Common Rich Renewable Energy Investment, Ltd. (c)(f)	598,000	—
China Communications Construction Co., Ltd. Class H	158,000	82,568
China Communications Services Corp., Ltd. Class H	50,000	29,290
China Conch Venture Holdings, Ltd.	99,500	460,910
China Construction Bank Corp. Class A	29,800	27,006
China Construction Bank Corp. Class H	2,098,394	1,359,218
China Eastern Airlines Corp., Ltd. Class H (b)	42,000	17,938
China Everbright Bank Co., Ltd. Class A	52,300	28,129
China Everbright Bank Co., Ltd. Class H	259,274	81,629

67

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Everbright Environment Group, Ltd.	57,888	$ 32,865
China Everbright, Ltd.	30,000	40,026
China Evergrande Group (b)	23,625	60,053
China Feihe, Ltd. (d)	55,000	127,600
China Galaxy Securities Co., Ltd. Class H	65,334	36,671
China Hongqiao Group, Ltd.	41,000	25,552
China Huarong Asset Management Co., Ltd. Class H (d)	251,200	26,579
China International Capital Corp., Ltd. Class H (b)(c)(d)	12,800	29,498
China Jinmao Holdings Group, Ltd.	94,000	51,791
China Life Insurance Co., Ltd. Class H	133,000	297,577
China Longyuan Power Group Corp., Ltd. Class H	42,000	26,230
China Medical System Holdings, Ltd.	66,733	73,449
China Mengniu Dairy Co., Ltd.	45,000	210,774
China Merchants Bank Co., Ltd. Class A	10,691	56,714
China Merchants Bank Co., Ltd. Class H	35,000	165,065
China Merchants Port Holdings Co., Ltd.	63,581	64,648
China Minsheng Banking Corp., Ltd. Class A	246,800	192,747
China Minsheng Banking Corp., Ltd. Class H	205,960	107,896
China Molybdenum Co., Ltd. Class H	60,000	21,213
China National Building Material Co., Ltd. Class H	90,000	113,574
China National Medicines Corp., Ltd. Class A	9,900	63,575
China National Nuclear Power Co., Ltd. Class A	58,400	37,778
China Oilfield Services, Ltd. Class H	28,000	19,437
China Overseas Land & Investment, Ltd.	67,500	168,968
China Overseas Property Holdings, Ltd.	70,000	57,084
China Pacific Insurance Group Co., Ltd. Class A	9,900	45,530
China Pacific Insurance Group Co., Ltd. Class H	31,800	89,861
China Petroleum & Chemical Corp. Class A	99,900	57,558
China Petroleum & Chemical Corp. Class H	1,146,395	460,037
China Power International Development, Ltd.	100,000	18,452
China Railway Construction Corp., Ltd. Class A	7,900	9,650
Security Description	Shares	Value
China Railway Construction Corp., Ltd. Class H	65,500	$ 45,047
China Railway Group, Ltd. Class A	55,300	43,922
China Railway Group, Ltd. Class H	104,000	48,846
China Railway Signal & Communication Corp., Ltd. Class H (d)	259,000	84,885
China Reinsurance Group Corp. Class H	1,143,000	104,714
China Resources Beer Holdings Co., Ltd.	54,092	330,834
China Resources Gas Group, Ltd.	82,000	366,090
China Resources Pharmaceutical Group, Ltd. (d)	106,500	54,693
China Resources Power Holdings Co., Ltd.	90,267	99,585
China Shenhua Energy Co., Ltd. Class A	37,600	91,253
China Shenhua Energy Co., Ltd. Class H	48,500	86,987
China South Publishing & Media Group Co., Ltd. Class A	26,500	42,408
China Southern Airlines Co., Ltd. Class H (b)(c)	58,000	31,283
China State Construction Engineering Corp., Ltd. Class A	51,600	38,626
China Taiping Insurance Holdings Co., Ltd.	27,210	41,359
China Telecom Corp., Ltd. Class H	1,214,000	363,417
China Tourism Group Duty Free Corp., Ltd. Class A	16,600	545,335
China Tower Corp., Ltd. Class H (d)	880,000	152,155
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	15,050
China Unicom Hong Kong, Ltd.	180,000	117,290
China United Network Communications, Ltd. Class A	16,100	11,506
China Vanke Co., Ltd. Class A	5,600	23,122
China Vanke Co., Ltd. Class H	11,492	35,069
China Yangtze Power Co., Ltd. Class A	198,400	559,273
Chongqing Rural Commercial Bank Co., Ltd. Class H	64,000	23,535
CIFI Holdings Group Co., Ltd.	72,214	53,112
CITIC Securities Co., Ltd. Class H	22,000	48,883
CITIC, Ltd.	265,000	194,561
CNOOC, Ltd.	236,000	226,865
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	36,000	14,865
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	22,500	11,003

68

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COSCO SHIPPING Ports, Ltd.	199,726	$ 113,908
Country Garden Holdings Co., Ltd.	124,297	152,043
Country Garden Services Holdings Co., Ltd.	91,000	585,335
CRRC Corp., Ltd. Class H	156,000	61,997
CSPC Pharmaceutical Group, Ltd.	336,400	651,097
Dali Foods Group Co., Ltd. (d)	179,000	109,248
Daqin Railway Co., Ltd. Class A	185,800	174,402
Dongfeng Motor Group Co., Ltd. Class H	180,000	111,716
ENN Energy Holdings, Ltd.	11,800	128,506
Far East Horizon, Ltd.	39,000	31,603
Fiberhome Telecommunication Technologies Co., Ltd. Class A	10,100	35,362
Focus Media Information Technology Co., Ltd. Class A	62,900	74,798
Foshan Haitian Flavouring & Food Co., Ltd. Class A	13,080	312,434
Fosun International, Ltd.	32,500	37,742
Foxconn Industrial Internet Co., Ltd. Class A	15,200	30,439
Fuyao Glass Industry Group Co., Ltd. Class A	15,800	75,411
Fuyao Glass Industry Group Co., Ltd. Class H (d)	16,800	61,564
G-bits Network Technology Xiamen Co., Ltd. Class A	500	45,894
GCL System Integration Technology Co., Ltd. Class A (c)	13,400	7,464
GD Power Development Co., Ltd. Class A	263,400	78,403
Geely Automobile Holdings, Ltd.	58,000	115,252
GF Securities Co., Ltd. Class H	18,000	22,692
Giant Network Group Co., Ltd. Class A	17,000	48,247
Glodon Co., Ltd. Class A	8,900	95,671
GOME Retail Holdings, Ltd. (b)(c)	1,378,000	181,363
Great Wall Motor Co., Ltd. Class H	74,000	93,861
Gree Electric Appliances, Inc. of Zhuhai Class A	12,800	100,532
Greentown Service Group Co., Ltd.	20,000	24,619
Guangdong Haid Group Co., Ltd. Class A	17,800	160,864
Guangdong Investment, Ltd.	338,000	534,694
Guangzhou Automobile Group Co., Ltd. Class H	63,200	52,599
Guangzhou R&F Properties Co., Ltd. Class H	17,600	22,619
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	20,095
Guotai Junan Securities Co., Ltd. Class H (d)	10,600	14,690
Security Description	Shares	Value
Haidilao International Holding, Ltd. (b)(d)	38,000	$ 273,355
Haitian International Holdings, Ltd.	15,000	34,839
Haitong Securities Co., Ltd. Class H (c)	41,200	34,874
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	48,807	274,087
Hansoh Pharmaceutical Group Co., Ltd. (c)(d)	42,000	204,039
Henan Shuanghui Investment & Development Co., Ltd. Class A	27,000	210,588
Hengan International Group Co., Ltd.	28,874	209,569
Hengtong Optic-electric Co., Ltd. Class A	7,000	14,874
Hesteel Co., Ltd. Class A (c)	66,411	20,746
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	44,760
Huadian Power International Corp., Ltd. Class A	38,100	19,987
Huadong Medicine Co., Ltd. Class A	5,760	20,965
Hualan Biological Engineering, Inc. Class A	14,340	120,424
Huaneng Power International, Inc. Class A	25,900	20,647
Huaneng Power International, Inc. Class H	390,000	150,465
Huatai Securities Co., Ltd. Class H (d)	10,643	17,386
Huaxia Bank Co., Ltd. Class A	101,500	91,684
Huayu Automotive Systems Co., Ltd. Class A	5,400	19,813
Huazhu Group, Ltd. ADR	200	8,648
Hubei Energy Group Co., Ltd. Class A	35,700	19,517
Industrial & Commercial Bank of China, Ltd. Class A	91,600	66,409
Industrial & Commercial Bank of China, Ltd. Class H	2,059,448	1,068,256
Industrial Bank Co., Ltd. Class A	86,000	204,409
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (c)	101,700	17,234
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	25,300	143,532
Inner Mongolia Yitai Coal Co., Ltd. Class B	152,200	104,561
Jafron Biomedical Co., Ltd. Class A	3,990	41,774
JD.com, Inc. ADR (c)	7,882	611,722
Jiangsu Expressway Co., Ltd. Class H	198,000	199,277
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,752	340,840
Jiangsu King's Luck Brewery JSC, Ltd. Class A	4,800	31,419

69

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,600	$ 84,723
Jiangxi Copper Co., Ltd. Class H	58,000	64,735
Jinyu Bio-Technology Co., Ltd. Class A	12,900	51,324
Jointown Pharmaceutical Group Co., Ltd. Class A (c)	18,600	46,320
JOYY, Inc. ADR	254	20,490
Juewei Food Co., Ltd. Class A	3,100	37,467
Kaisa Group Holdings, Ltd.	59,000	30,071
Kingdee International Software Group Co., Ltd.	26,000	67,097
Kingsoft Corp., Ltd.	3,000	14,961
Kunlun Energy Co., Ltd.	98,000	64,237
Kweichow Moutai Co., Ltd. Class A	5,600	1,376,833
KWG Group Holdings, Ltd.	17,500	29,852
Laobaixing Pharmacy Chain JSC Class A	5,740	70,186
Legend Holdings Corp. Class H (d)	27,800	33,790
Lenovo Group, Ltd.	460,915	303,907
Li Ning Co., Ltd.	7,500	34,839
Logan Group Co., Ltd.	16,000	25,228
Longfor Group Holdings, Ltd. (d)	21,000	117,871
Luxshare Precision Industry Co., Ltd. Class A	23,189	195,215
Luye Pharma Group, Ltd. (b)(d)	22,500	13,065
Luzhou Laojiao Co., Ltd. Class A	4,800	101,534
Maanshan Iron & Steel Co., Ltd. Class A	44,900	17,665
Meituan Dianping Class B (c)	22,000	686,400
Metallurgical Corp. of China, Ltd. Class A	44,700	17,455
Momo, Inc. ADR	468	6,440
NanJi E-Commerce Co., Ltd. Class A	13,700	34,844
NetEase, Inc. ADR	463	210,512
New China Life Insurance Co., Ltd. Class H	7,600	28,292
New Oriental Education & Technology Group, Inc. ADR (c)	9,837	1,470,631
Noah Holdings, Ltd. ADR (c)	644	16,789
Offshore Oil Engineering Co., Ltd. Class A	25,700	17,080
Oppein Home Group, Inc. Class A	1,680	26,679
Ovctek China, Inc. Class A	4,200	38,508
People's Insurance Co. Group of China, Ltd. Class H	206,000	60,870
Perfect World Co., Ltd. Class A	7,550	37,047
PetroChina Co., Ltd. Class A	108,500	65,711
PetroChina Co., Ltd. Class H	1,030,000	301,690
PICC Property & Casualty Co., Ltd. Class H	100,270	69,736
Pinduoduo, Inc. ADR (c)	2,296	170,248
Ping An Bank Co., Ltd. Class A	6,500	14,530
Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class A	8,200	$ 92,146
Ping An Insurance Group Co. of China, Ltd. Class H	37,500	384,677
Poly Developments and Holdings Group Co., Ltd. Class A	6,400	14,985
Postal Savings Bank of China Co., Ltd. Class H (d)	589,000	247,000
Power Construction Corp. of China, Ltd. Class A	43,600	24,221
SAIC Motor Corp., Ltd. Class A	16,300	45,948
Sanan Optoelectronics Co., Ltd. Class A	6,000	21,599
Sangfor Technologies, Inc. Class A	1,700	53,047
SDIC Power Holdings Co., Ltd. Class A	72,600	96,496
Seazen Group, Ltd.	28,000	23,773
Semiconductor Manufacturing International Corp. (b)(c)	16,700	39,046
Shaanxi Coal Industry Co., Ltd. Class A	15,000	18,545
Shandong Gold Mining Co., Ltd. Class A	40,152	150,874
Shandong Nanshan Aluminum Co., Ltd. Class A	55,200	18,546
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	103,597
Shanghai Construction Group Co., Ltd. Class A	73,900	33,649
Shanghai Electric Group Co., Ltd. Class H (c)	104,000	28,046
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	24,890
Shanghai Industrial Urban Development Group, Ltd.	6,000	573
Shanghai Jahwa United Co., Ltd. Class A	9,700	53,887
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	207,652	173,597
Shanghai M&G Stationery, Inc. Class A	9,900	99,069
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	52,400	87,626
Shanghai Pudong Development Bank Co., Ltd. Class A	127,524	176,451
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,500	131,420
Shenergy Co., Ltd. Class A	26,800	21,720
Shennan Circuits Co., Ltd. Class A	1,680	28,840
Shenzhen Airport Co., Ltd. Class A	18,500	23,281
Shenzhen Energy Group Co., Ltd. Class A	22,840	18,040
Shenzhen Expressway Co., Ltd. Class H	90,000	78,155

70

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	$ 39,402
Shenzhen Inovance Technology Co., Ltd. Class A	4,700	40,100
Shenzhen Investment, Ltd.	96,212	28,057
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,100	261,527
Shenzhou International Group Holdings, Ltd.	72,500	1,220,806
Sichuan Chuantou Energy Co., Ltd. Class A	46,399	67,073
Sichuan Swellfun Co., Ltd. Class A	2,400	22,811
SINA Corp. (c)	645	27,483
Sino-Ocean Group Holding, Ltd.	50,000	10,065
Sinopec Engineering Group Co., Ltd. Class H	22,000	8,119
Sinopec Shanghai Petrochemical Co., Ltd. Class A	67,616	33,179
Sinopec Shanghai Petrochemical Co., Ltd. Class H	266,000	48,395
Sinopharm Group Co., Ltd. Class H	43,200	90,636
Sinotruk Hong Kong, Ltd.	16,500	42,283
SOHO China, Ltd. (c)	22,000	5,933
Songcheng Performance Development Co., Ltd. Class A	26,140	70,258
Sun Art Retail Group, Ltd.	71,832	79,247
Sunac China Holdings, Ltd.	32,697	127,413
Suning.com Co., Ltd. Class A	46,100	61,817
Sunny Optical Technology Group Co., Ltd.	46,693	712,746
TAL Education Group ADR (c)	2,943	223,786
Tencent Holdings, Ltd.	55,478	3,661,548
Tencent Music Entertainment Group ADR (c)	926	13,677
Tingyi Cayman Islands Holding Corp.	18,000	31,726
Toly Bread Co., Ltd. Class A	3,000	26,343
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	4,900	9,827
Tongling Nonferrous Metals Group Co., Ltd. Class A	118,400	38,907
Topchoice Medical Corp. Class A (c)	5,000	157,450
TravelSky Technology, Ltd. Class H	37,000	78,965
Trip.com Group, Ltd. ADR (c)	2,693	83,860
Tsingtao Brewery Co., Ltd. Class H	4,000	32,542
Uni-President China Holdings, Ltd.	28,000	25,579
Vipshop Holdings, Ltd. ADR (c)	3,919	61,293
Visionox Technology, Inc. Class A (c)	6,400	14,844
Want Want China Holdings, Ltd.	296,000	205,481
Weibo Corp. ADR (b)(c)	3,220	117,305
Weichai Power Co., Ltd. Class H	45,000	90,116
Security Description	Shares	Value
Wens Foodstuffs Group Co., Ltd. Class A	29,880	$ 86,034
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	10,000	58,485
Wuliangye Yibin Co., Ltd. Class A	14,600	475,458
WuXi AppTec Co., Ltd. Class A	1,869	27,954
Xiaomi Corp. Class B (c)(d)	113,400	299,230
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	11,800	10,293
Xinyi Solar Holdings, Ltd.	27,455	43,503
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	5,500	24,135
Yanzhou Coal Mining Co., Ltd. Class H	76,000	56,485
Yealink Network Technology Corp., Ltd. Class A	3,750	33,326
Yihai International Holding, Ltd.	34,000	530,400
Yonghui Superstores Co., Ltd. Class A	15,900	18,345
Yum China Holdings, Inc.	31,142	1,648,969
Yunnan Baiyao Group Co., Ltd. Class A	4,900	73,619
Yuzhou Group Holdings Co., Ltd.	45,719	18,052
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	68,124
Zhaojin Mining Industry Co., Ltd. Class H	194,500	236,914
Zhejiang Dahua Technology Co., Ltd. Class A	5,100	15,406
Zhejiang Expressway Co., Ltd. Class H	48,000	34,622
Zhejiang Supor Co., Ltd. Class A	4,500	52,385
Zhejiang Weixing New Building Materials Co., Ltd. Class A	8,900	20,970
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	21,539
Zhongjin Gold Corp., Ltd. Class A	46,000	68,123
Zhongsheng Group Holdings, Ltd.	9,500	59,268
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,500	21,723
Zijin Mining Group Co., Ltd. Class A	115,200	104,399
Zijin Mining Group Co., Ltd. Class H	110,000	69,548
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A (c)	37,647	44,990
ZTE Corp. Class H	27,680	65,861
ZTO Express Cayman, Inc. ADR	6,947	207,854
		47,324,874
COLOMBIA — 0.1%
Bancolombia SA ADR	780	19,929
Bancolombia SA	2,032	12,800

71

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Bancolombia SA Preference Shares	1,203	$ 7,709
Ecopetrol SA ADR (b)	874	8,600
Ecopetrol SA	18,372	9,033
Grupo de Inversiones Suramericana SA	2,416	12,925
Interconexion Electrica SA ESP	3,908	20,664
		91,660
CZECH REPUBLIC — 0.1%
CEZ A/S	2,787	52,723
Komercni banka A/S (c)	4,066	85,544
Moneta Money Bank A/S (d)	24,722	56,935
		195,202
EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	143,788	618,289
Eastern Co SAE	70,206	53,679
ElSewedy Electric Co.	51,981	22,626
		694,594
GREECE — 0.2%
FF Group (f)	491	—
Hellenic Telecommunications Organization SA	6,653	96,038
JUMBO SA	2,818	49,568
Motor Oil Hellas Corinth Refineries SA	3,382	39,858
OPAP SA	12,850	122,055
		307,519
HONG KONG — 1.6%
Alibaba Pictures Group, Ltd. (c)	30,000	4,452
China Gas Holdings, Ltd.	32,000	90,839
China Huishan Dairy Holdings Co., Ltd. (c)(f)	1,072,393	—
China Mobile, Ltd.	152,497	973,029
China Resources Cement Holdings, Ltd.	50,000	68,258
China Resources Land, Ltd.	46,444	209,148
China State Construction International Holdings, Ltd.	50,000	32,581
Haier Electronics Group Co., Ltd.	109,000	393,806
Hutchison China MediTech, Ltd. ADR (c)	558	18,023
Kingboard Holdings, Ltd.	23,500	77,323
Kingboard Laminates Holdings, Ltd.	20,500	28,039
Lee & Man Paper Manufacturing, Ltd.	80,000	57,806
Nine Dragons Paper Holdings, Ltd.	59,000	73,997
Shanghai Industrial Holdings, Ltd.	30,000	39,871
Shenzhen International Holdings, Ltd.	21,930	34,748
Shimao Group Holdings, Ltd.	18,000	74,323
Sino Biopharmaceutical, Ltd.	37,000	40,294
SSY Group, Ltd.	94,000	53,368
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	102,000	$ 19,874
		2,289,779
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (c)	19,127	104,434
OTP Bank Nyrt (c)	4,255	128,322
Richter Gedeon Nyrt	11,591	245,140
		477,896
INDIA — 14.4%
Adani Ports & Special Economic Zone, Ltd.	2,448	11,339
Ambuja Cements, Ltd.	1,757	5,168
Asian Paints, Ltd.	32,943	886,934
Aurobindo Pharma, Ltd.	2,020	21,807
Avenue Supermarts, Ltd. (c)(d)	8,559	255,581
Axis Bank, Ltd. (c)	15,543	89,460
Bajaj Auto, Ltd.	7,746	302,480
Bajaj Finance, Ltd.	1,286	57,147
Bajaj Finserv, Ltd.	674	53,463
Berger Paints India, Ltd.	11,910	94,224
Bharat Forge, Ltd.	430	2,608
Bharat Petroleum Corp., Ltd.	14,669	70,194
Bharti Airtel, Ltd.	10,107	57,665
Bharti Infratel, Ltd.	33,199	78,880
Bosch, Ltd.	256	47,640
Britannia Industries, Ltd.	8,224	423,367
Cipla, Ltd.	5,967	62,654
Coal India, Ltd.	98,435	154,764
Colgate-Palmolive India, Ltd.	7,028	136,550
Container Corp. Of India, Ltd.	277	1,370
Dabur India, Ltd.	79,795	552,173
Divi's Laboratories, Ltd.	4,598	189,949
Dr Reddy's Laboratories, Ltd. ADR	842	58,569
Dr Reddy's Laboratories, Ltd.	270	18,985
Eicher Motors, Ltd.	13,996	417,869
GAIL India, Ltd. GDR	2,604	18,384
Godrej Consumer Products, Ltd.	24,909	244,752
Grasim Industries, Ltd.	2,521	25,429
Havells India, Ltd.	7,625	70,054
HCL Technologies, Ltd.	110,667	1,217,367
HDFC Asset Management Co., Ltd. (d)	3,046	93,710
HDFC Life Insurance Co., Ltd. (c)(d)	40,278	305,388
Hero MotoCorp, Ltd.	7,045	300,525
Hindalco Industries, Ltd.	25,988	61,729
Hindustan Petroleum Corp., Ltd.	31,673	77,551
Hindustan Unilever, Ltd.	73,386	2,057,205
Housing Development Finance Corp., Ltd.	12,734	300,323
ICICI Bank, Ltd. ADR (c)	13,133	129,097
ICICI Bank, Ltd. (c)	795	3,823
ICICI Lombard General Insurance Co., Ltd. (d)	11,062	194,837

72

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Indian Oil Corp., Ltd.	50,588	$ 50,670
Indraprastha Gas, Ltd.	8,878	46,544
Infosys, Ltd. ADR	183,314	2,531,566
Infosys, Ltd.	99,440	1,358,910
InterGlobe Aviation, Ltd. (c)(d)	1,168	19,774
ITC, Ltd.	246,718	574,159
JSW Steel, Ltd.	6,151	23,156
Jubilant Foodworks, Ltd.	3,631	115,375
Larsen & Toubro, Ltd. GDR	1,905	23,736
Larsen & Toubro, Ltd.	157	1,919
LIC Housing Finance, Ltd.	3,693	13,805
Lupin, Ltd.	3,904	53,306
Mahindra & Mahindra, Ltd. GDR	5,760	47,002
Mahindra & Mahindra, Ltd.	208	1,714
Marico, Ltd.	72,617	357,278
Maruti Suzuki India, Ltd.	1,469	134,266
Motherson Sumi Systems, Ltd.	3,475	5,409
Nestle India, Ltd.	2,111	455,466
NTPC, Ltd.	21,755	25,093
Oil & Natural Gas Corp., Ltd.	78,522	73,701
Page Industries, Ltd.	849	245,517
Petronet LNG, Ltd.	71,140	212,755
Pidilite Industries, Ltd.	9,639	187,378
Piramal Enterprises, Ltd.	535	9,089
Power Grid Corp. of India, Ltd.	41,979	92,430
REC, Ltd.	13,946	18,732
Reliance Industries, Ltd. GDR (d)	7,160	435,328
Reliance Industries, Ltd.	6,313	191,183
SBI Life Insurance Co., Ltd. (c)(d)	1,173	12,901
Shree Cement, Ltd.	37	10,159
Shriram Transport Finance Co., Ltd.	797	6,690
State Bank of India GDR (c)	1,393	35,382
Sun Pharmaceutical Industries, Ltd.	13,350	90,553
Tata Consultancy Services, Ltd.	80,238	2,710,452
Tata Motors, Ltd. ADR (c)	11,584	105,299
Tata Motors, Ltd. (c)	10,169	18,373
Tata Steel, Ltd.	200	975
Tata Steel, Ltd. GDR	9,449	45,922
Tech Mahindra, Ltd.	47,208	506,600
Titan Co., Ltd.	25,469	414,708
UltraTech Cement, Ltd.	396	21,735
United Spirits, Ltd. (c)	6,554	45,824
UPL, Ltd.	7,177	48,920
Vedanta, Ltd.	42,653	79,143
Wipro, Ltd. ADR	13,272	62,378
Wipro, Ltd.	133,944	569,235
Zee Entertainment Enterprises, Ltd.	52,906	149,798
		21,391,322
INDONESIA — 2.2%
Ace Hardware Indonesia Tbk PT	181,000	19,401
Adaro Energy Tbk PT	280,100	21,365
Astra International Tbk PT	159,400	47,777
Bank Central Asia Tbk PT	696,625	1,268,719
Security Description	Shares	Value
Bank Mandiri Persero Tbk PT	149,100	$ 49,700
Bank Negara Indonesia Persero Tbk PT	91,600	27,332
Bank Rakyat Indonesia Persero Tbk PT	550,700	112,509
Charoen Pokphand Indonesia Tbk PT	439,000	167,428
Gudang Garam Tbk PT (c)	36,400	97,972
Hanjaya Mandala Sampoerna Tbk PT	879,900	82,786
Indah Kiat Pulp & Paper Corp. Tbk PT	57,200	34,501
Indocement Tunggal Prakarsa Tbk PT	14,300	9,995
Indofood CBP Sukses Makmur Tbk PT	179,400	121,469
Indofood Sukses Makmur Tbk PT	84,400	40,555
Kalbe Farma Tbk PT	1,136,200	118,354
Perusahaan Gas Negara Tbk PT	159,900	9,940
Semen Indonesia Persero Tbk PT	27,900	17,203
Telekomunikasi Indonesia Persero Tbk PT	3,437,975	591,479
Unilever Indonesia Tbk PT	552,200	300,593
United Tractors Tbk PT	100,500	153,992
		3,293,070
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	2,545	44,324
MALAYSIA — 2.5%
AMMB Holdings Bhd	45,100	32,559
Axiata Group Bhd	18,804	13,349
Carlsberg Brewery Malaysia Bhd Class B	7,700	38,356
CIMB Group Holdings Bhd	77,435	57,394
Dialog Group Bhd	5,500	5,043
DiGi.Com Bhd	55,100	53,436
Fraser & Neave Holdings Bhd	15,000	115,871
Gamuda Bhd	16,143	13,558
Genting Bhd	32,500	24,871
Genting Malaysia Bhd	30,100	15,066
Genting Plantations Bhd	800	1,906
HAP Seng Consolidated Bhd	78,500	134,879
Hartalega Holdings Bhd	83,600	325,910
Hong Leong Bank Bhd	61,620	223,021
Hong Leong Financial Group Bhd	6,300	21,649
IHH Healthcare Bhd	170,600	213,481
IOI Corp. Bhd	32,700	35,096
Kuala Lumpur Kepong Bhd	29,476	161,726
Malayan Banking Bhd	307,630	534,494
Malaysia Airports Holdings Bhd	6,600	7,528
Maxis Bhd	115,900	141,685
MISC Bhd	15,100	27,253
Nestle Malaysia Bhd	4,800	163,330
Petronas Chemicals Group Bhd	96,000	129,602
Petronas Dagangan Bhd	15,800	75,055
Petronas Gas Bhd	4,600	18,176
PPB Group Bhd	37,560	171,734

73

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Public Bank Bhd	147,511	$ 557,315
RHB Bank Bhd	20,238	22,257
Sime Darby Bhd	36,427	21,827
Sime Darby Plantation Bhd	17,327	21,057
Telekom Malaysia Bhd	17,885	17,775
Tenaga Nasional Bhd	86,500	218,566
Westports Holdings Bhd	99,638	92,553
YTL Corp. Bhd	99,638	16,185
		3,723,563
MEXICO — 1.6%
Alfa SAB de CV Class A	58,195	36,142
America Movil SAB de CV Series L	286,681	180,249
Arca Continental SAB de CV	29,873	129,596
Cemex SAB de CV Series CPO	333,708	126,676
Coca-Cola Femsa SAB de CV	10,624	43,404
Fibra Uno Administracion SA de CV REIT	43,883	34,767
Fomento Economico Mexicano SAB de CV	9,842	55,550
Gruma SAB de CV Class B	9,743	108,151
Grupo Aeroportuario del Pacifico SAB de CV Class B	20,370	163,776
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	3,871	45,028
Grupo Bimbo SAB de CV Class A	15,165	28,419
Grupo Carso SAB de CV Series A1	2,847	5,859
Grupo Financiero Banorte SAB de CV Series O (c)	30,449	105,682
Grupo Financiero Inbursa SAB de CV Series O (c)	29,384	22,934
Grupo Mexico SAB de CV Class B	32,325	82,366
Grupo Televisa SAB Series CPO (c)	27,433	33,950
Industrias Penoles SAB de CV	1,803	29,181
Infraestructura Energetica Nova SAB de CV	13,972	42,171
Kimberly-Clark de Mexico SAB de CV Class A	6,271	9,971
Megacable Holdings SAB de CV	2,198	6,335
Orbia Advance Corp. SAB de CV	6,933	12,167
Promotora y Operadora de Infraestructura SAB de CV (c)	666	4,718
Wal-Mart de Mexico SAB de CV	424,455	1,020,003
		2,327,095
PAKISTAN — 0.1%
Habib Bank, Ltd.	29,347	23,148
MCB Bank, Ltd.	39,244	41,155
Oil & Gas Development Co., Ltd.	4,538	2,836
		67,139
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	4,593	56,126
Security Description	Shares	Value
Credicorp, Ltd.	3,049	$ 378,046
Southern Copper Corp.	1,038	46,990
		481,162
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	48,650	46,161
Aboitiz Power Corp.	251,200	132,388
Ayala Corp.	1,510	21,460
Ayala Land, Inc.	18,700	11,456
Bank of the Philippine Islands	161,469	213,160
BDO Unibank, Inc.	146,942	261,422
Globe Telecom, Inc.	2,160	92,673
GT Capital Holdings, Inc.	1,607	12,808
International Container Terminal Services, Inc.	49,080	111,058
JG Summit Holdings, Inc.	25,320	31,441
Jollibee Foods Corp.	9,820	29,371
Manila Electric Co.	32,530	181,841
Megaworld Corp. (c)	113,000	6,899
Metro Pacific Investments Corp.	224,200	16,140
Metropolitan Bank & Trust Co.	83,626	65,893
PLDT, Inc.	1,181	32,619
Robinsons Land Corp.	11,263	3,299
SM Investments Corp.	2,315	42,022
SM Prime Holdings, Inc.	40,200	24,379
Universal Robina Corp.	34,170	94,447
		1,430,937
POLAND — 0.5%
Bank Polska Kasa Opieki SA (c)	4,577	59,569
CD Projekt SA (c)	37	4,004
Cyfrowy Polsat SA (c)	10,676	74,609
Dino Polska SA (c)(d)	2,599	153,130
Grupa Lotos SA	1,138	10,152
KGHM Polska Miedz SA (c)	1,631	49,778
LPP SA (c)	11	18,692
mBank SA (c)	237	10,200
Orange Polska SA (c)	12,431	21,992
PGE Polska Grupa Energetyczna SA (c)	38,400	63,762
Polski Koncern Naftowy ORLEN SA	6,551	77,687
Polskie Gornictwo Naftowe i Gazownictwo SA	20,353	26,573
Powszechna Kasa Oszczednosci Bank Polski SA (c)	13,716	75,243
Powszechny Zaklad Ubezpieczen SA (c)	5,322	34,123
Santander Bank Polska SA (c)	364	13,425
		692,939
QATAR — 1.2%
Barwa Real Estate Co.	176,760	169,915
Commercial Bank PQSC	62,596	69,971
Industries Qatar QSC	11,422	30,900
Masraf Al Rayan QSC	318,248	363,612
Mesaieed Petrochemical Holding Co.	20,122	11,490

74

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Ooredoo QSC	18,950	$ 34,819
Qatar Electricity & Water Co. QSC	56,647	262,776
Qatar Fuel QSC	13,496	65,608
Qatar Islamic Bank SAQ	62,644	283,885
Qatar National Bank QPSC	96,910	484,417
		1,777,393
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	2,859	11,827
RUSSIA — 2.7%
Alrosa PJSC (c)	161,737	154,002
Gazprom PJSC ADR	140,319	610,949
Inter Rao Use PJSC (c)	975,378	70,475
LUKOIL PJSC ADR	7,155	414,131
Magnit PJSC GDR	6,126	91,400
Magnitogorsk Iron & Steel Works PJSC (c)	26,810	13,365
MMC Norilsk Nickel PJSC ADR	3,876	93,605
Mobile TeleSystems PJSC ADR	5,774	50,407
Moscow Exchange MICEX (c)	10,579	19,984
Novatek PJSC GDR	806	110,422
Novolipetsk Steel PJSC GDR	7,305	161,733
Novolipetsk Steel PJSC (c)	15,486	34,264
PhosAgro PJSC GDR	2,904	34,964
Polymetal International PLC	17,754	387,780
Polyus PJSC (c)	203	42,686
Rosneft Oil Co. PJSC GDR	25,492	125,344
Rosneft Oil Co. PJSC	11,481	56,871
Sberbank of Russia PJSC ADR (c)(e)	36,008	420,754
Sberbank of Russia PJSC ADR (e)	6,842	79,846
Severstal PAO GDR	14,019	178,182
Surgutneftegas PJSC ADR (e)	14,395	71,111
Surgutneftegas PJSC ADR (e)	22,408	98,999
Tatneft PJSC ADR (e)	16,184	579,064
Tatneft PJSC ADR (b)(e)	1,551	54,721
VTB Bank PJSC GDR (c)	18,723	15,596
VTB Bank PJSC (c)	36,074,655	16,125
X5 Retail Group NV GDR	2,017	74,629
		4,061,409
SAUDI ARABIA — 4.3%
Abdullah Al Othaim Markets Co.	4,721	163,119
Advanced Petrochemical Co.	5,576	87,857
Al Rajhi Bank	85,679	1,500,736
Alinma Bank (c)	72,172	314,402
Almarai Co. JSC	1,874	26,430
Arab National Bank	7,415	40,051
Bank AlBilad	14,394	92,637
Bank Al-Jazira	17,176	64,200
Banque Saudi Fransi	6,657	57,325
Bupa Arabia for Cooperative Insurance Co. (c)	7,460	244,232
Co. for Cooperative Insurance (c)	5,932	137,431
Dar Al Arkan Real Estate Development Co. (c)	3,364	8,403
Security Description	Shares	Value
Emaar Economic City (c)	11,007	$ 29,521
Etihad Etisalat Co. (c)	19,902	151,484
Jarir Marketing Co.	16,233	811,022
National Commercial Bank	12,913	127,894
National Industrialization Co. (c)	2,527	8,933
Rabigh Refining & Petrochemical Co. (c)	1,811	7,551
Riyad Bank	13,392	66,551
Sahara International Petrochemical Co.	1,964	8,650
Samba Financial Group	12,707	91,130
Saudi Airlines Catering Co.	12,377	272,559
Saudi Arabian Fertilizer Co.	20,469	446,936
Saudi Arabian Mining Co. (c)	952	10,596
Saudi Arabian Oil Co. (d)	1,955	18,711
Saudi Basic Industries Corp.	19,220	452,971
Saudi British Bank	9,960	67,181
Saudi Electricity Co.	32,793	150,549
Saudi Kayan Petrochemical Co. (c)	3,687	11,481
Saudi Telecom Co.	26,596	711,893
Savola Group	5,359	68,579
Yanbu National Petrochemical Co.	6,254	97,872
		6,348,887
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	7,900	53,720
SOUTH AFRICA — 1.9%
Absa Group, Ltd.	14,195	76,013
Anglo American Platinum, Ltd.	255	17,780
Aspen Pharmacare Holdings, Ltd. (c)	3,357	24,006
Bid Corp., Ltd.	2,416	37,409
Bidvest Group, Ltd.	3,873	32,068
Capitec Bank Holdings, Ltd.	2,895	180,049
Clicks Group, Ltd.	19,690	262,451
Discovery, Ltd.	2,473	18,966
Exxaro Resources, Ltd.	2,739	20,441
FirstRand, Ltd.	91,386	225,890
Gold Fields, Ltd.	4,490	54,720
Growthpoint Properties, Ltd. REIT	19,728	14,488
Harmony Gold Mining Co., Ltd. (c)	3,352	17,913
Impala Platinum Holdings, Ltd. (b)	2,611	22,771
Kumba Iron Ore, Ltd.	4,604	136,806
Life Healthcare Group Holdings, Ltd.	7,994	8,176
Momentum Metropolitan Holdings	14,975	13,916
Mr. Price Group, Ltd.	18,402	145,638
MTN Group, Ltd. (b)	19,853	66,819
MultiChoice Group, Ltd.	934	5,424
Naspers, Ltd. Class N	877	155,631
Nedbank Group, Ltd.	9,356	56,523
Old Mutual, Ltd.	82,234	51,076

75

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
PSG Group, Ltd.	441	$ 1,216
Rand Merchant Investment Holdings, Ltd.	4,694	8,169
Remgro, Ltd.	5,620	31,678
Sanlam, Ltd.	20,466	63,791
Sasol, Ltd. (c)	24,875	193,229
Shoprite Holdings, Ltd. (b)	8,057	66,006
Sibanye Stillwater, Ltd. (b)	6,890	19,133
SPAR Group, Ltd.	15,582	177,166
Standard Bank Group, Ltd.	20,397	132,116
Tiger Brands, Ltd.	4,365	49,923
Vodacom Group, Ltd.	44,156	326,326
Woolworths Holdings, Ltd.	58,332	123,274
		2,837,001
SOUTH KOREA — 9.7%
Amorepacific Corp.	205	28,747
Amorepacific Corp. Preference Shares	52	2,574
AMOREPACIFIC Group	216	9,032
BGF retail Co., Ltd.	840	88,705
BNK Financial Group, Inc.	10,918	47,238
Celltrion, Inc. (c)	119	26,201
Cheil Worldwide, Inc.	2,941	52,684
CJ CheilJedang Corp.	242	81,736
CJ Corp.	683	47,422
CJ ENM Co., Ltd.	77	9,369
CJ Logistics Corp. (c)	707	107,304
Coway Co., Ltd.	4,340	294,281
Daelim Industrial Co., Ltd.	702	46,460
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	756	15,385
DB Insurance Co., Ltd.	2,160	83,482
Doosan Bobcat, Inc.	404	9,293
E-MART, Inc.	896	108,409
Fila Holdings Corp.	574	17,988
GS Engineering & Construction Corp.	1,058	21,848
GS Holdings Corp.	1,414	37,481
GS Retail Co., Ltd.	1,228	35,176
Hana Financial Group, Inc.	11,140	267,665
Hankook Tire & Technology Co., Ltd.	1,248	33,614
Hanmi Pharm Co., Ltd.	7	1,637
Hanon Systems	9,176	96,899
Hanwha Corp.	3,340	71,826
Hanwha Solutions Corp.	3,614	118,819
Hotel Shilla Co., Ltd.	158	10,281
Hyundai Engineering & Construction Co., Ltd.	1,396	36,347
Hyundai Glovis Co., Ltd.	666	82,004
Hyundai Heavy Industries Holdings Co., Ltd.	252	46,974
Hyundai Marine & Fire Insurance Co., Ltd.	5,289	101,077
Hyundai Mobis Co., Ltd.	1,301	255,861
Hyundai Motor Co.	3,772	575,718
Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (e)	1,373	$ 103,547
Hyundai Motor Co. Preference Shares (e)	598	43,156
Hyundai Motor Co. GDR	666	23,443
Hyundai Steel Co.	3,831	80,584
Industrial Bank of Korea	7,834	53,656
Kakao Corp.	133	41,452
Kangwon Land, Inc.	10,142	186,450
KB Financial Group, Inc.	2,257	72,467
KB Financial Group, Inc. ADR	10,740	344,969
Kia Motors Corp.	8,984	360,282
KMW Co., Ltd. (c)	559	37,569
Korea Aerospace Industries, Ltd.	422	8,227
Korea Electric Power Corp. ADR (b)(c)	16,897	147,173
Korea Electric Power Corp. (c)	4,621	80,606
Korea Gas Corp.	1,876	39,541
Korea Investment Holdings Co., Ltd.	471	29,198
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	501	35,428
Korea Zinc Co., Ltd.	54	17,384
Korean Air Lines Co., Ltd. (c)	2,121	34,186
KT&G Corp.	5,879	414,219
Kumho Petrochemical Co., Ltd.	431	40,539
LG Chem, Ltd.	348	194,606
LG Chem, Ltd. Preference Shares	131	35,900
LG Corp.	1,558	98,716
LG Display Co., Ltd. ADR (b)	8,997	58,750
LG Display Co., Ltd. (c)	4,088	53,656
LG Electronics, Inc.	2,522	197,749
LG Household & Health Care, Ltd.	539	667,355
LG Household & Health Care, Ltd. Preference Shares	150	90,808
LG Innotek Co., Ltd.	251	33,266
LG Uplus Corp.	4,228	41,575
Lotte Chemical Corp.	530	89,051
Lotte Corp.	1,663	40,668
Lotte Shopping Co., Ltd.	597	40,072
Meritz Securities Co., Ltd.	4,014	11,138
Mirae Asset Daewoo Co., Ltd.	8,149	59,088
NAVER Corp.	1,403	355,699
NCSoft Corp.	461	317,714
Netmarble Corp. (c)(d)	715	101,488
NH Investment & Securities Co., Ltd.	1,634	12,770
Orion Corp/Republic of Korea	96	10,753
Ottogi Corp.	4	1,943
Pan Ocean Co., Ltd. (c)	2,892	8,457
Pearl Abyss Corp. (c)	295	51,004
POSCO ADR	8,189	342,792
POSCO	239	40,055
Posco International Corp.	1,771	20,292
S-1 Corp.	2,827	211,511

76

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Samsung Biologics Co., Ltd. (c)(d)	129	$ 76,109
Samsung C&T Corp.	1,025	92,027
Samsung Card Co., Ltd.	235	5,667
Samsung Electro-Mechanics Co., Ltd.	503	59,784
Samsung Electronics Co., Ltd. Preference Shares	492	21,245
Samsung Electronics Co., Ltd.	65,628	3,265,968
Samsung Engineering Co., Ltd. (c)	1,075	9,698
Samsung Fire & Marine Insurance Co., Ltd.	1,578	245,572
Samsung Heavy Industries Co., Ltd. (c)	4,107	18,718
Samsung Life Insurance Co., Ltd.	2,383	124,295
Samsung SDI Co., Ltd.	326	120,839
Samsung SDS Co., Ltd.	234	33,914
Samsung Securities Co., Ltd.	877	22,947
Shinhan Financial Group Co., Ltd.	2,429	57,324
Shinhan Financial Group Co., Ltd. ADR (b)	11,057	253,979
Shinsegae, Inc.	114	20,714
SK Holdings Co., Ltd.	1,261	214,030
SK Hynix, Inc.	9,885	709,996
SK Innovation Co., Ltd.	1,323	157,244
SK Telecom Co., Ltd. ADR	15,515	347,846
SK Telecom Co., Ltd.	305	62,069
S-Oil Corp.	593	26,164
Woori Financial Group, Inc.	18,762	137,647
Yuhan Corp.	723	39,689
		14,373,974
TAIWAN — 13.9%
Accton Technology Corp.	45,000	345,712
Acer, Inc.	46,258	39,610
Advantech Co., Ltd.	55,838	561,041
ASE Technology Holding Co., Ltd.	46,124	94,280
Asia Cement Corp.	29,200	41,841
Asustek Computer, Inc.	43,000	376,372
AU Optronics Corp. (c)	486,000	187,943
Catcher Technology Co., Ltd.	12,000	75,202
Cathay Financial Holding Co., Ltd.	155,770	207,607
Chailease Holding Co., Ltd.	15,259	69,019
Chang Hwa Commercial Bank, Ltd.	70,895	42,470
Cheng Shin Rubber Industry Co., Ltd.	38,000	48,415
Chicony Electronics Co., Ltd.	109,822	318,902
China Development Financial Holding Corp.	418,000	122,822
China Life Insurance Co., Ltd.	51,884	35,560
China Steel Corp.	132,440	93,516
Chunghwa Telecom Co., Ltd.	183,540	678,088
Compal Electronics, Inc.	255,000	167,728
CTBC Financial Holding Co., Ltd.	239,900	152,412
Security Description	Shares	Value
Delta Electronics, Inc.	15,623	$ 101,952
E.Sun Financial Holding Co., Ltd.	361,601	319,625
Eclat Textile Co., Ltd.	14,379	178,236
Eva Airways Corp.	96,444	35,465
Evergreen Marine Corp. Taiwan, Ltd. (c)	45,565	24,936
Far Eastern New Century Corp.	49,560	43,294
Far EasTone Telecommunications Co., Ltd.	257,449	542,241
Feng TAY Enterprise Co., Ltd.	32,176	192,754
First Financial Holding Co., Ltd.	1,044,675	741,250
Formosa Chemicals & Fibre Corp.	47,000	109,865
Formosa Petrochemical Corp.	47,000	129,825
Formosa Plastics Corp.	58,000	157,406
Formosa Taffeta Co., Ltd.	15,000	16,185
Foxconn Technology Co., Ltd.	26,892	47,819
Fubon Financial Holding Co., Ltd.	115,000	166,373
Giant Manufacturing Co., Ltd.	1,000	9,409
Globalwafers Co., Ltd.	20,000	265,175
Hiwin Technologies Corp.	1,149	11,307
Hon Hai Precision Industry Co., Ltd.	276,730	739,552
Hotai Motor Co., Ltd.	2,000	44,403
Hua Nan Financial Holdings Co., Ltd.	731,349	445,698
Innolux Corp.	354,751	114,772
Inventec Corp.	68,000	52,710
Largan Precision Co., Ltd.	7,000	812,099
Lite-On Technology Corp.	58,952	93,836
MediaTek, Inc.	5,877	123,173
Mega Financial Holding Co., Ltd.	197,657	189,727
Micro-Star International Co., Ltd.	49,000	225,019
Nan Ya Plastics Corp.	44,000	90,394
Nanya Technology Corp.	26,000	51,619
Nien Made Enterprise Co., Ltd.	14,000	166,045
Novatek Microelectronics Corp.	41,000	375,855
Pegatron Corp.	55,000	121,159
Phison Electronics Corp.	4,000	36,531
Pou Chen Corp.	47,000	42,437
Powertech Technology, Inc.	27,000	80,454
President Chain Store Corp.	58,000	526,690
Quanta Computer, Inc.	63,000	164,450
Realtek Semiconductor Corp.	31,000	394,431
Ruentex Development Co., Ltd.	18,397	24,710
Shanghai Commercial & Savings Bank, Ltd.	58,387	78,321
Shin Kong Financial Holding Co., Ltd.	254,958	70,778
SinoPac Financial Holdings Co., Ltd.	152,152	57,000
Standard Foods Corp.	59,168	124,211
Synnex Technology International Corp.	178,900	255,113
Taishin Financial Holding Co., Ltd.	169,605	74,958
Taiwan Business Bank	502,446	165,504
Taiwan Cement Corp.	58,474	83,586

77

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	1,154,617	$ 777,399
Taiwan High Speed Rail Corp.	113,000	123,488
Taiwan Mobile Co., Ltd.	183,542	612,187
Taiwan Semiconductor Manufacturing Co., Ltd.	363,495	5,434,477
Uni-President Enterprises Corp.	58,164	125,518
United Microelectronics Corp.	203,000	200,112
Vanguard International Semiconductor Corp.	47,000	155,953
Walsin Technology Corp.	5,000	26,673
Win Semiconductors Corp.	1,000	9,892
Winbond Electronics Corp.	46,000	22,157
Wistron Corp.	118,535	121,965
WPG Holdings, Ltd.	136,280	183,043
Yageo Corp.	3,198	38,813
Yuanta Financial Holding Co., Ltd.	102,404	62,937
Zhen Ding Technology Holding, Ltd.	10,000	43,505
		20,515,011
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	1,654	42,947
THAILAND — 3.1%
Advanced Info Service PCL	118,393	638,902
Airports of Thailand PCL	49,700	88,617
Airports of Thailand PCL NVDR	190,270	339,259
Bangkok Bank PCL	6,200	18,783
Bangkok Bank PCL NVDR	3,500	10,604
Bangkok Commercial Asset Management PCL	22,880	14,297
Bangkok Dusit Medical Services PCL Class F	500,392	306,354
Bangkok Expressway & Metro PCL	920,533	248,380
Berli Jucker PCL NVDR	8,700	10,090
BTS Group Holdings PCL	1,129,398	338,597
Bumrungrad Hospital PCL	65,600	197,188
Central Pattana PCL	35,426	47,514
Central Retail Corp. PCL NVDR	113,034	92,746
Central Retail Corp. PCL (c)	634	520
Charoen Pokphand Foods PCL	57,186	50,531
CP ALL PCL (c)	215,700	410,128
Electricity Generating PCL	22,142	130,668
Energy Absolute PCL	900	1,115
Energy Absolute PCL NVDR	2,700	3,344
Home Product Center PCL	703,874	319,867
Indorama Ventures PCL	1,400	932
Indorama Ventures PCL NVDR	18,800	12,518
Intouch Holdings PCL Class F	271,400	438,951
IRPC PCL	480,000	29,084
Kasikornbank PCL	12,600	30,518
Kasikornbank PCL NVDR	31,900	77,516
Krung Thai Bank PCL	440,000	122,888
Land & Houses PCL	45,400	9,743
Security Description	Shares	Value
Minor International PCL (c)	5,500	$ 3,471
Minor International PCL NVDR (c)	46,219	29,172
Osotspa PCL	23,300	25,736
PTT Exploration & Production PCL	17,028	42,452
PTT Global Chemical PCL	53,703	66,520
PTT PCL	138,960	140,330
Ratch Group PCL	5,800	9,198
Siam Cement PCL	5,524	56,133
Siam Cement PCL NVDR	4,400	44,712
Siam Commercial Bank PCL	20,100	41,231
Thai Oil PCL	21,388	21,599
Thai Union Group PCL NVDR	107,800	47,628
Thai Union Group PCL Class F	25,700	11,354
TMB Bank PCL	548,621	15,409
TMB Bank PCL NVDR	148,200	4,162
Total Access Communication PCL	4,600	4,682
True Corp. PCL	97,300	9,519
		4,562,962
TURKEY — 0.6%
Akbank T.A.S. (c)	51,628	34,512
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,832	7,602
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,163	5,424
BIM Birlesik Magazalar A/S	53,250	481,065
Eregli Demir ve Celik Fabrikalari TAS	15,107	18,550
Ford Otomotiv Sanayi A/S	4,378	49,723
Haci Omer Sabanci Holding A/S	21,489	23,207
KOC Holding A/S	15,402	29,328
Tupras Turkiye Petrol Rafinerileri A/S (c)	2,809	29,023
Turk Hava Yollari AO (c)	8,930	12,171
Turkcell Iletisim Hizmetleri A/S	14,378	28,367
Turkiye Garanti Bankasi A/S (c)	49,548	45,663
Turkiye Is Bankasi A/S Class C (c)	48,738	33,845
Yapi ve Kredi Bankasi A/S (c)	51,389	14,208
		812,688
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	34,925	53,721
Aldar Properties PJSC	66,348	36,307
Dubai Islamic Bank PJSC	71,271	83,822
Emaar Malls PJSC (c)	28,770	11,670
Emaar Properties PJSC (c)	67,626	51,366
Emirates NBD Bank PJSC	16,001	46,394
Emirates Telecommunications Group Co. PJSC	186,056	843,879
First Abu Dhabi Bank PJSC	156,577	479,132
		1,606,291

78

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
UNITED STATES — 0.0% (a)
JBS SA	12,099	$ 44,369
TOTAL COMMON STOCKS (Cost $140,661,902)		147,186,455

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 10/30/20) Class H (c) (f)	1,461	—
THAILAND — 0.0% (a)
Siam Cement PCL (expiring 10/02/20) (c) (f)	778	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0%
THAILAND — 0.0%
BTS Group Holdings PCL (expiring 2/16/21) (c)	143,400	2,580
Minor International PCL (expiring 12/31/21) (c)	4,110	52
Minor International PCL (expiring 7/31/23) (c)	2,305	542
Minor International PCL (expiring 7/31/23) (c)	291	68
TOTAL WARRANTS (Cost $0)		3,242
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	569,594	569,708
State Street Navigator Securities Lending Portfolio II (i) (j)	1,006,930	1,006,930
TOTAL SHORT-TERM INVESTMENTS (Cost $1,576,695)		1,576,638
TOTAL INVESTMENTS — 100.4% (Cost $142,238,597)		148,766,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(600,962)
NET ASSETS — 100.0%		$ 148,165,373

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securites is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

79

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$143,344,545	$3,841,910	$ 0(a)	$147,186,455
Rights	—	—	0(a)	0
Warrants	3,242	—	—	3,242
Short-Term Investments	1,576,638	—	—	1,576,638
TOTAL INVESTMENTS	$144,924,425	$3,841,910	$ 0	$148,766,335
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$ 437,334	$13,065,349	$12,932,878	$(45)	$(52)	569,594	$ 569,708	$ 3,555
State Street Navigator Securities Lending Portfolio II	—	—	24,364,521	23,357,591	—	—	1,006,930	1,006,930	7,977
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$38,746,836	$39,548,854	$(45)	$(52)		$1,576,638	$12,584
80

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.8%
AGL Energy, Ltd.	479	$ 4,676
AMP, Ltd. (a)	1,412	1,321
Ampol, Ltd.	135	2,317
Aristocrat Leisure, Ltd.	379	8,141
ASX, Ltd.	85	4,936
Aurizon Holdings, Ltd.	1,462	4,453
Australia & New Zealand Banking Group, Ltd.	2,865	35,361
BHP Group PLC	775	16,570
BHP Group, Ltd.	842	21,485
BlueScope Steel, Ltd.	852	7,755
Brambles, Ltd.	609	4,579
CIMIC Group, Ltd. (b)	236	3,138
Cochlear, Ltd.	89	12,631
Coles Group, Ltd.	2,165	26,380
Commonwealth Bank of Australia	852	38,845
CSL, Ltd.	545	112,110
Dexus REIT	842	5,365
Fortescue Metals Group, Ltd.	1,962	22,922
Goodman Group REIT	489	6,288
GPT Group REIT	1,646	4,601
Insurance Australia Group, Ltd.	226	709
LendLease Corp., Ltd. Stapled Security	85	672
Macquarie Group, Ltd.	75	6,428
Magellan Financial Group, Ltd.	241	9,784
Medibank Pvt, Ltd.	4,107	7,389
Mirvac Group REIT	3,584	5,600
National Australia Bank, Ltd.	2,751	34,999
Newcrest Mining, Ltd.	1,367	30,609
Oil Search, Ltd.	699	1,323
Origin Energy, Ltd.	873	2,691
QBE Insurance Group, Ltd.	686	4,233
REA Group, Ltd.	94	7,409
Rio Tinto, Ltd.	649	43,875
Santos, Ltd.	1,127	3,942
Scentre Group REIT	2,925	4,612
Sonic Healthcare, Ltd.	993	23,601
South32, Ltd.	5,744	8,399
Stockland REIT	1,965	5,324
Suncorp Group, Ltd.	505	3,059
Telstra Corp., Ltd.	2,958	5,894
Transurban Group Stapled Security	1,224	12,379
Vicinity Centres REIT	3,093	3,048
Wesfarmers, Ltd.	2,030	64,631
Westpac Banking Corp.	3,199	38,612
Woodside Petroleum, Ltd.	482	6,073
Woolworths Group, Ltd.	2,162	56,452
		735,621
AUSTRIA — 0.0% (c)
Erste Group Bank AG	353	7,399
OMV AG (b)	110	3,018
Security Description	Shares	Value
Raiffeisen Bank International AG (b)	400	$ 6,131
Voestalpine AG	25	660
		17,208
BELGIUM — 0.3%
Ageas SA/NV	160	6,541
Anheuser-Busch InBev SA	297	16,099
Colruyt SA	465	30,187
Groupe Bruxelles Lambert SA	60	5,416
KBC Group NV	199	9,985
Proximus SADP	983	17,954
Solvay SA	50	4,307
Telenet Group Holding NV	320	12,436
UCB SA	383	43,565
Umicore SA	6	250
		146,740
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	269	45,660
BRAZIL — 0.1%
Wheaton Precious Metals Corp. (a)	636	31,106
CANADA — 3.8%
Agnico Eagle Mines, Ltd.	1,595	126,681
Alimentation Couche-Tard, Inc. Class B (a)	444	15,413
Bank of Montreal	609	35,489
Bank of Nova Scotia (a)	917	37,978
Barrick Gold Corp.	6,408	179,419
BCE, Inc.	983	40,637
Brookfield Asset Management, Inc. Class A	455	15,008
Canadian Imperial Bank of Commerce	379	28,240
Canadian National Railway Co.	928	98,521
Canadian Natural Resources, Ltd.	884	14,123
Canadian Pacific Railway, Ltd.	241	73,080
Cenovus Energy, Inc. (a)	1,457	5,661
CGI, Inc. (b)	793	53,656
CI Financial Corp. (a)	623	7,878
Constellation Software, Inc.	35	38,770
Empire Co., Ltd. Class A	834	24,132
Enbridge, Inc.	653	19,017
Fairfax Financial Holdings, Ltd.	75	22,016
First Capital Real Estate Investment Trust	749	7,267
Fortis, Inc.	254	10,352
Franco-Nevada Corp.	1,130	157,409
George Weston, Ltd. (a)	130	9,529
Great-West Lifeco, Inc. (a)	568	11,064
iA Financial Corp., Inc. (a)	125	4,337
Imperial Oil, Ltd. (a)	134	1,599
Intact Financial Corp.	914	97,562
Inter Pipeline, Ltd. (a)	249	2,436
Kinross Gold Corp. (b)	498	4,381
Kirkland Lake Gold, Ltd.	334	16,253
Loblaw Cos., Ltd.	369	19,263

81

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Magna International, Inc.	570	$ 26,000
Manulife Financial Corp.	1,123	15,570
Metro, Inc. (a)	216	10,331
National Bank of Canada (a)	125	6,189
Nutrien, Ltd.	251	9,811
Open Text Corp. (a)	378	15,927
Pembina Pipeline Corp. (a)	216	4,570
Power Corp. of Canada (a)	650	12,696
Restaurant Brands International, Inc. (a)	14	802
RioCan Real Estate Investment Trust	918	9,663
Rogers Communications, Inc. Class B (a)	874	34,561
Royal Bank of Canada	644	45,074
Saputo, Inc.	19	475
Shaw Communications, Inc. Class B (a)	1,030	18,738
SmartCentres Real Estate Investment Trust	19	285
Sun Life Financial, Inc.	200	8,124
Suncor Energy, Inc.	1,032	12,563
TC Energy Corp. (a)	255	10,672
Teck Resources, Ltd. Class B	753	10,452
TELUS Corp.	2,919	51,201
Thomson Reuters Corp.	478	38,025
Toronto-Dominion Bank (a)	1,613	74,446
		1,593,346
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	4,500	11,845
Prosus NV (b)	121	11,167
Wilmar International, Ltd.	2,900	9,347
		32,359
DENMARK — 1.3%
AP Moller - Maersk A/S Class A	9	13,235
Carlsberg AS Class B	130	17,531
Chr. Hansen Holding A/S	156	17,345
Coloplast A/S Class B	719	113,665
Danske Bank A/S (b)	1,376	18,664
DSV Panalpina A/S	91	14,873
Genmab A/S (b)	41	14,856
GN Store Nord A/S	11	833
H Lundbeck A/S	55	1,815
Novo Nordisk A/S Class B	3,474	240,448
Novozymes A/S Class B	334	21,042
Orsted A/S (d)	84	11,584
Pandora A/S	226	16,296
Tryg A/S	827	26,109
Vestas Wind Systems A/S	199	32,290
		560,586
FINLAND — 0.6%
Elisa Oyj	1,088	64,149
Fortum Oyj	9	182
Kone Oyj Class B	490	43,129
Neste Oyj	664	35,015
Security Description	Shares	Value
Nokia Oyj (b)(e)	799	$ 3,139
Nokia Oyj (b)(e)	9,317	36,650
Nordea Bank Abp (b)	2,302	17,570
Orion Oyj Class B	141	6,394
Sampo Oyj Class A	488	19,336
Stora Enso Oyj Class R	323	5,066
UPM-Kymmene Oyj	261	7,955
Wartsila OYJ Abp (a)	675	5,318
		243,903
FRANCE — 2.6%
Aeroports de Paris	5	500
Air Liquide SA	115	18,273
Airbus SE (b)	298	21,690
Arkema SA	15	1,594
Atos SE (b)	45	3,630
AXA SA	1,623	30,025
BNP Paribas SA (b)	1,981	71,956
Bouygues SA	169	5,870
Bureau Veritas SA (b)	9	203
Capgemini SE	44	5,663
Carrefour SA	814	13,044
Cie de Saint-Gobain (b)	439	18,538
Cie Generale des Etablissements Michelin SCA	109	11,724
CNP Assurances	403	5,047
Credit Agricole SA (b)	2,262	19,820
Danone SA	170	11,008
Dassault Systemes SE	14	2,623
Eiffage SA (b)	59	4,831
Electricite de France SA	533	5,641
Engie SA (b)	1,583	21,199
EssilorLuxottica SA (b)	55	7,491
Eurazeo SE (b)	196	10,619
Faurecia SE (b)	75	3,247
Gecina SA REIT	35	4,625
Getlink SE (b)	848	11,535
Hermes International	101	87,194
Iliad SA	9	1,657
Ipsen SA	44	4,620
Kering SA	24	15,974
Klepierre SA REIT (a)	164	2,305
Legrand SA	19	1,519
L'Oreal SA	266	86,590
LVMH Moet Hennessy Louis Vuitton SE	309	144,722
Natixis SA (b)	3,190	7,192
Orange SA	6,589	68,643
Pernod Ricard SA	76	12,134
Peugeot SA (b)	1,747	31,754
Publicis Groupe SA	120	3,881
Renault SA (b)	1,248	32,482
Safran SA (b)	95	9,407
Sanofi	383	38,324
Sartorius Stedim Biotech	40	13,818
Schneider Electric SE	160	19,897
SCOR SE (b)	184	5,105

82

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Societe Generale SA (b)	2,686	$ 35,649
Sodexo SA	60	4,293
Suez SA	344	6,376
Thales SA	135	10,157
TOTAL SE	2,132	73,003
Unibail-Rodamco-Westfield REIT (a)	229	8,459
Valeo SA	309	9,512
Veolia Environnement SA	379	8,186
Vinci SA	180	15,096
Vivendi SA	354	9,880
Worldline SA (b)(d)	16	1,316
		1,079,541
GERMANY — 2.2%
Adidas AG (b)	244	79,000
Allianz SE	239	45,857
BASF SE	529	32,245
Bayer AG	413	25,818
Bayerische Motoren Werke AG	405	29,440
Bayerische Motoren Werke AG Preference Shares	69	3,779
Beiersdorf AG	135	15,356
Brenntag AG	110	7,004
Commerzbank AG (b)	3,494	17,180
Continental AG	169	18,327
Covestro AG (d)	195	9,684
Daimler AG	1,443	77,897
Deutsche Bank AG (b)	2,651	22,352
Deutsche Boerse AG	35	6,148
Deutsche Lufthansa AG (b)	679	5,860
Deutsche Post AG	530	24,177
Deutsche Telekom AG	10,574	177,190
E.ON SE	943	10,426
Fresenius Medical Care AG & Co. KGaA	60	5,067
Fresenius SE & Co. KGaA	134	6,102
Fuchs Petrolub SE Preference Shares	135	6,867
Hannover Rueck SE	94	14,572
HeidelbergCement AG	75	4,601
Henkel AG & Co. KGaA Preference Shares	156	16,340
Henkel AG & Co. KGaA	59	5,528
Infineon Technologies AG	485	13,715
Knorr-Bremse AG	91	10,739
LANXESS AG	14	804
Merck KGaA	14	2,045
METRO AG	64	639
MTU Aero Engines AG	65	10,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176	44,703
Porsche Automobil Holding SE Preference Shares (b)	179	10,684
RWE AG	413	15,488
SAP SE	146	22,729
Security Description	Shares	Value
Siemens AG	269	$ 34,030
Siemens Energy AG (b)	134	3,614
Siemens Healthineers AG (d)	288	12,935
Telefonica Deutschland Holding AG	6,208	15,936
Thyssenkrupp AG (b)	892	4,510
Uniper SE	206	6,658
Volkswagen AG (b)	24	4,199
Volkswagen AG Preference Shares (b)	269	43,342
Vonovia SE	142	9,755
		934,166
HONG KONG — 1.5%
AIA Group, Ltd.	3,000	29,381
Bank of East Asia, Ltd.	763	1,402
CK Asset Holdings, Ltd.	2,270	11,057
CK Hutchison Holdings, Ltd.	4,500	27,058
CK Infrastructure Holdings, Ltd.	500	2,332
CLP Holdings, Ltd.	4,500	41,806
Dairy Farm International Holdings, Ltd.	3,100	11,687
Hang Seng Bank, Ltd.	4,900	72,141
Henderson Land Development Co., Ltd.	1,310	4,826
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	12,331	12,729
HKT Trust & HKT, Ltd. Stapled Security	24,540	32,488
Hong Kong & China Gas Co., Ltd.	13,836	19,817
Hong Kong Exchanges & Clearing, Ltd.	1,471	68,672
Hongkong Land Holdings, Ltd.	1,400	5,194
Jardine Matheson Holdings, Ltd.	1,500	59,520
Jardine Strategic Holdings, Ltd.	1,600	31,696
Link REIT	4,100	33,329
MTR Corp., Ltd.	9,665	47,701
New World Development Co., Ltd.	330	1,597
Pacific Century Premium Developments, Ltd. (b)	3,132	820
PCCW, Ltd.	29,000	17,288
Power Assets Holdings, Ltd.	3,000	15,716
Sun Hung Kai Properties, Ltd.	2,000	25,497
Techtronic Industries Co., Ltd.	2,000	26,219
WH Group, Ltd. (d)	4,500	3,646
Wharf Real Estate Investment Co., Ltd. (a)	4,000	16,258
		619,877
IRELAND — 1.0%
Accenture PLC Class A	1,262	285,199
AerCap Holdings NV (b)	290	7,305
CRH PLC	279	10,100
Flutter Entertainment PLC (b)	20	3,183
Kerry Group PLC Class A	555	71,265
Kingspan Group PLC (b)	194	17,676

83

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Smurfit Kappa Group PLC	154	$ 6,053
		400,781
ISRAEL — 0.3%
Azrieli Group, Ltd.	115	5,144
Bank Hapoalim BM	1,646	8,807
Bank Leumi Le-Israel BM	3,043	13,416
Check Point Software Technologies, Ltd. (b)	309	37,185
Elbit Systems, Ltd.	4	488
ICL Group, Ltd.	9	32
Isracard, Ltd.	0	—
Israel Discount Bank, Ltd. Class A	1,737	4,693
Mizrahi Tefahot Bank, Ltd.	938	16,658
Nice, Ltd. (b)	95	21,495
Teva Pharmaceutical Industries, Ltd. (b)	889	8,057
		115,975
ITALY — 0.7%
Assicurazioni Generali SpA	2,754	38,835
Atlantia SpA (b)	236	3,717
DiaSorin SpA	12	2,419
Enel SpA	3,562	30,985
Eni SpA	2,554	20,030
Ferrari NV	160	29,391
FinecoBank Banca Fineco SpA (b)	715	9,856
Intesa Sanpaolo SpA (b)	27,779	52,218
Leonardo SpA	649	3,805
Mediobanca Banca di Credito Finanziario SpA	1,472	11,562
Moncler SpA (b)	373	15,300
Poste Italiane SpA (d)	328	2,911
Recordati Industria Chimica e Farmaceutica SpA	174	8,925
Snam SpA	489	2,517
Telecom Italia SpA (e)	20,821	8,350
Telecom Italia SpA (e)	8,410	3,400
UniCredit SpA (b)	5,194	42,909
		287,130
JAPAN — 10.0%
ABC-Mart, Inc.	400	20,733
Advantest Corp.	200	9,647
Aeon Co., Ltd. (a)	900	24,101
AGC, Inc.	400	11,636
Aisin Seiki Co., Ltd.	100	3,174
Ajinomoto Co., Inc.	1,000	20,459
Alfresa Holdings Corp.	200	4,355
ANA Holdings, Inc. (b)	1,000	23,027
Aozora Bank, Ltd.	400	6,607
Asahi Group Holdings, Ltd.	100	3,464
Asahi Kasei Corp.	1,000	8,668
Astellas Pharma, Inc.	2,600	38,607
Bandai Namco Holdings, Inc.	400	29,144
Bank of Kyoto, Ltd.	100	4,804
Bridgestone Corp.	600	18,859
Security Description	Shares	Value
Canon, Inc. (a)	4,100	$ 67,854
Central Japan Railway Co.	100	14,299
Chiba Bank, Ltd. (a)	1,400	7,681
Chubu Electric Power Co., Inc.	900	10,925
Chugai Pharmaceutical Co., Ltd.	1,800	80,423
Chugoku Electric Power Co., Inc. (a)	400	5,000
Concordia Financial Group, Ltd. (a)	2,600	8,993
Daifuku Co., Ltd.	100	10,026
Dai-ichi Life Holdings, Inc.	1,100	15,396
Daiichi Sankyo Co., Ltd.	300	9,179
Daikin Industries, Ltd.	100	18,289
Daito Trust Construction Co., Ltd.	100	8,832
Daiwa House Industry Co., Ltd.	400	10,225
Daiwa House REIT Investment Corp.	14	35,686
Daiwa Securities Group, Inc.	1,000	4,176
Denso Corp.	400	17,424
Dentsu Group, Inc.	100	2,933
East Japan Railway Co.	500	30,702
Electric Power Development Co., Ltd.	100	1,538
FamilyMart Co., Ltd.	100	2,246
Fuji Electric Co., Ltd.	100	3,137
FUJIFILM Holdings Corp.	900	44,220
Fujitsu, Ltd.	100	13,589
Fukuoka Financial Group, Inc.	500	8,358
Hamamatsu Photonics KK	600	30,077
Hankyu Hanshin Holdings, Inc.	400	12,811
Hino Motors, Ltd.	300	1,930
Hitachi Metals, Ltd.	100	1,530
Hitachi, Ltd.	900	30,216
Honda Motor Co., Ltd.	1,900	44,534
Hoya Corp.	500	56,193
Idemitsu Kosan Co., Ltd. (a)	400	8,498
Inpex Corp.	1,100	5,874
Isetan Mitsukoshi Holdings, Ltd. (a)	400	2,107
Isuzu Motors, Ltd.	400	3,477
ITOCHU Corp. (a)	1,100	27,987
Japan Airlines Co., Ltd. (b)	900	16,767
Japan Exchange Group, Inc.	900	25,056
Japan Post Bank Co., Ltd.	3,400	26,451
Japan Post Holdings Co., Ltd.	10,100	68,507
Japan Post Insurance Co., Ltd.	500	7,822
Japan Prime Realty Investment Corp. REIT	1	3,094
Japan Real Estate Investment Corp. REIT	1	5,098
Japan Retail Fund Investment Corp. REIT	4	6,156
Japan Tobacco, Inc.	1,500	27,291
JFE Holdings, Inc. (b)	1,800	12,486
JGC Holdings Corp.	100	1,031
JTEKT Corp.	100	777
JXTG Holdings, Inc.	7,500	26,651
Kajima Corp.	500	5,979
Kakaku.com, Inc.	400	10,488

84

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Kansai Electric Power Co., Inc.	900	$ 8,699
Kao Corp.	600	44,842
Kawasaki Heavy Industries, Ltd. (b)	300	4,028
KDDI Corp.	4,400	110,740
Keikyu Corp.	500	7,647
Keio Corp.	300	18,478
Keyence Corp.	100	46,413
Kintetsu Group Holdings Co., Ltd.	900	38,250
Kirin Holdings Co., Ltd.	400	7,480
Koito Manufacturing Co., Ltd.	100	5,070
Komatsu, Ltd.	400	8,756
Kubota Corp.	500	8,896
Kuraray Co., Ltd.	400	3,859
Kyocera Corp.	100	5,683
Kyushu Electric Power Co., Inc.	900	8,162
Kyushu Railway Co.	1,057	22,506
Lasertec Corp.	100	8,159
Lawson, Inc.	400	19,028
LINE Corp. (b)	200	10,158
LIXIL Group Corp.	400	7,998
M3, Inc.	500	30,797
Marubeni Corp.	3,400	19,154
Mazda Motor Corp.	1,600	9,264
McDonald's Holdings Co. Japan, Ltd.	500	24,258
Mebuki Financial Group, Inc.	3,400	7,668
MEIJI Holdings Co., Ltd.	400	30,475
Mitsubishi Chemical Holdings Corp.	1,600	9,183
Mitsubishi Corp. (a)	1,400	33,332
Mitsubishi Electric Corp.	1,000	13,470
Mitsubishi Estate Co., Ltd.	400	6,015
Mitsubishi Gas Chemical Co., Inc.	100	1,844
Mitsubishi Heavy Industries, Ltd.	200	4,417
Mitsubishi Materials Corp.	400	7,846
Mitsubishi Motors Corp. (a)(b)	1,100	2,408
Mitsubishi UFJ Financial Group, Inc.	22,400	88,322
Mitsubishi UFJ Lease & Finance Co., Ltd.	900	4,136
Mitsui & Co., Ltd.	1,500	25,628
Mitsui Chemicals, Inc.	300	7,209
Mitsui Fudosan Co., Ltd.	400	6,923
Mizuho Financial Group, Inc. (a)	7,040	87,425
MonotaRO Co., Ltd.	100	4,946
MS&AD Insurance Group Holdings, Inc.	500	13,380
Murata Manufacturing Co., Ltd.	100	6,418
Nagoya Railroad Co., Ltd.	1,400	38,234
NEC Corp.	1,600	93,092
NH Foods, Ltd.	100	4,444
Nidec Corp.	100	9,291
Nikon Corp.	100	671
Nippon Building Fund, Inc. REIT	9	50,829
Nippon Prologis REIT, Inc.	11	37,056
Nippon Steel Corp. (b)	2,100	19,691
Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	5,000	$ 101,867
Nippon Yusen KK	400	6,887
Nissan Chemical Corp.	100	5,307
Nissan Motor Co., Ltd. (b)	9,600	33,822
Nitori Holdings Co., Ltd.	400	82,820
Nitto Denko Corp.	100	6,482
Nomura Holdings, Inc.	3,000	13,606
Nomura Real Estate Master Fund, Inc. REIT	4	5,003
Nomura Research Institute, Ltd.	100	2,933
NSK, Ltd.	500	3,795
NTT Data Corp.	2,000	25,433
NTT DOCOMO, Inc.	6,868	252,840
Obayashi Corp.	900	8,145
Oji Holdings Corp.	1,000	4,567
Olympus Corp.	100	2,068
Omron Corp.	100	7,751
Ono Pharmaceutical Co., Ltd.	100	3,131
Oracle Corp. Japan	400	42,907
Oriental Land Co., Ltd. (a)	500	69,838
ORIX Corp.	1,400	17,313
Otsuka Corp.	100	5,098
Otsuka Holdings Co., Ltd.	100	4,215
Pan Pacific International Holdings Corp.	900	20,894
Panasonic Corp.	2,400	20,213
Park24 Co., Ltd.	100	1,608
Pigeon Corp.	100	4,454
Rakuten, Inc.	900	9,654
Recruit Holdings Co., Ltd.	1,498	59,051
Resona Holdings, Inc.	4,400	14,910
Ricoh Co., Ltd.	900	6,021
Ryohin Keikaku Co., Ltd.	400	6,595
SBI Holdings, Inc.	100	2,571
Secom Co., Ltd.	900	81,924
Seibu Holdings, Inc.	600	6,425
Seiko Epson Corp. (a)	400	4,567
Sekisui Chemical Co., Ltd.	400	6,356
Sekisui House, Ltd.	400	7,041
Seven & i Holdings Co., Ltd.	600	18,478
SG Holdings Co., Ltd.	300	15,493
Shimamura Co., Ltd.	100	9,694
Shimano, Inc.	100	19,634
Shimizu Corp.	900	6,729
Shin-Etsu Chemical Co., Ltd.	100	12,968
Shinsei Bank, Ltd.	300	3,679
Shionogi & Co., Ltd.	500	26,670
Shizuoka Bank, Ltd.	900	6,192
Showa Denko KK	200	3,643
Softbank Corp. (a)	6,100	68,064
SoftBank Group Corp.	1,100	67,430
Sompo Holdings, Inc.	400	13,755
Sony Corp.	600	45,667
Subaru Corp.	500	9,628
Sumitomo Chemical Co., Ltd.	2,600	8,549

85

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Sumitomo Corp. (a)	1,100	$ 13,118
Sumitomo Electric Industries, Ltd.	900	10,055
Sumitomo Heavy Industries, Ltd.	100	2,314
Sumitomo Metal Mining Co., Ltd.	100	3,075
Sumitomo Mitsui Financial Group, Inc.	2,000	55,292
Sumitomo Mitsui Trust Holdings, Inc.	500	13,231
Sumitomo Realty & Development Co., Ltd.	100	2,939
Sundrug Co., Ltd.	100	3,757
Suntory Beverage & Food, Ltd.	900	33,687
Suzuken Co., Ltd.	100	3,795
Suzuki Motor Corp.	400	16,992
Sysmex Corp.	200	19,009
T&D Holdings, Inc.	600	5,867
Taiheiyo Cement Corp.	100	2,534
Taisei Corp.	100	3,364
Takeda Pharmaceutical Co., Ltd.	868	30,795
TDK Corp.	100	10,812
Tobu Railway Co., Ltd.	900	27,675
Toho Co., Ltd.	500	20,539
Tohoku Electric Power Co., Inc.	900	9,006
Tokio Marine Holdings, Inc.	900	39,231
Tokyo Electric Power Co. Holdings, Inc. (b)	6,600	18,074
Tokyo Electron, Ltd.	200	51,796
Tokyo Gas Co., Ltd.	500	11,400
Tokyu Corp.	400	5,166
Tokyu Fudosan Holdings Corp.	200	855
Toppan Printing Co., Ltd.	400	5,602
Toray Industries, Inc.	1,400	6,359
Toshiba Corp.	200	5,062
Toyo Suisan Kaisha, Ltd.	600	31,612
Toyota Industries Corp.	100	6,292
Toyota Motor Corp. (a)	1,500	98,531
Toyota Tsusho Corp.	400	11,151
Trend Micro, Inc.	100	6,074
United Urban Investment Corp. REIT	4	4,423
USS Co., Ltd.	400	7,122
West Japan Railway Co.	600	29,514
Yamada Denki Co., Ltd.	4,000	19,862
Yamaha Motor Co., Ltd.	400	5,769
Yamato Holdings Co., Ltd.	400	10,465
Yamazaki Baking Co., Ltd.	500	8,713
Z Holdings Corp.	1,100	7,286
ZOZO, Inc.	100	2,775
		4,195,357
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	1,746	23,308
SES SA	109	774
Tenaris SA	857	4,282
		28,364
Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	4,000	$ 26,813
Sands China, Ltd.	3,600	13,866
		40,679
NETHERLANDS — 1.4%
ABN AMRO Bank NV (d)	1,229	10,307
Adyen NV (b)(d)	11	20,284
Aegon NV	4,738	12,334
Akzo Nobel NV	20	2,027
Altice Europe NV (b)	897	4,304
ASML Holding NV	455	167,910
EXOR NV	214	11,664
Heineken Holding NV	55	4,286
Heineken NV	64	5,695
ING Groep NV (b)	6,632	47,105
Koninklijke Ahold Delhaize NV	2,419	71,625
Koninklijke DSM NV	50	8,244
Koninklijke KPN NV	8,364	19,685
Koninklijke Philips NV (b)	240	11,314
NN Group NV	284	10,674
NXP Semiconductors NV	85	10,609
Randstad NV (b)	216	11,279
Royal Dutch Shell PLC Class A	6,679	83,229
Royal Dutch Shell PLC Class B	1,776	21,587
Wolters Kluwer NV	358	30,579
		564,741
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,975	9,510
Fisher & Paykel Healthcare Corp., Ltd.	645	14,185
Ryman Healthcare, Ltd.	480	4,467
Spark New Zealand, Ltd.	6,053	18,805
		46,967
NORWAY — 0.2%
DNB ASA	788	10,889
Equinor ASA	319	4,528
Gjensidige Forsikring ASA	454	9,190
Norsk Hydro ASA (b)	1,501	4,129
Orkla ASA	1,168	11,782
Telenor ASA	3,214	53,741
Yara International ASA	25	960
		95,219
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	1,488	7,320
Galp Energia SGPS SA	378	3,507
Jeronimo Martins SGPS SA	450	7,232
		18,059
RUSSIA — 0.0% (c)
Evraz PLC	1,457	6,491
SINGAPORE — 0.5%
CapitaLand Commercial Trust REIT	4,400	5,286
CapitaLand Mall Trust REIT	9,900	13,997
DBS Group Holdings, Ltd.	900	13,126

86

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Keppel Corp., Ltd.	1,400	$ 4,564
Oversea-Chinese Banking Corp., Ltd.	2,629	16,216
Singapore Airlines, Ltd.	7,850	19,954
Singapore Exchange, Ltd.	4,000	26,811
Singapore Technologies Engineering, Ltd.	5,100	12,927
Singapore Telecommunications, Ltd.	41,342	64,204
United Overseas Bank, Ltd.	500	6,970
Venture Corp., Ltd.	400	5,638
		189,693
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	655	15,884
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	227	5,155
Aena SME SA (b)(d)	4	560
Amadeus IT Group SA	524	29,243
Banco Bilbao Vizcaya Argentaria SA	12,732	35,414
Banco Santander SA (b)	33,967	63,714
Bankinter SA	1,353	5,834
CaixaBank SA	5,546	11,791
Enagas SA	40	924
Ferrovial SA	160	3,893
Iberdrola SA	1,802	22,209
Industria de Diseno Textil SA	1,591	44,403
Mapfre SA	1,173	1,839
Naturgy Energy Group SA	66	1,325
Red Electrica Corp. SA	74	1,390
Repsol SA	2,854	19,150
Telefonica SA	5,295	18,236
		265,080
SWEDEN — 0.7%
Assa Abloy AB Class B	200	4,695
Atlas Copco AB Class A	938	44,940
Atlas Copco AB Class B	680	28,507
Boliden AB (b)	460	13,707
Electrolux AB Class B	195	4,562
Epiroc AB Class A	938	13,640
Epiroc AB Class B	550	7,663
Essity AB Class B (a)(b)	226	7,646
Evolution Gaming Group AB (d)	131	8,706
Hennes & Mauritz AB Class B	998	17,256
Industrivarden AB Class C (b)	294	7,848
Investor AB Class B	383	25,120
Sandvik AB (b)	831	16,332
Skandinaviska Enskilda Banken AB Class A (b)	720	6,407
Skanska AB Class B (b)	190	4,029
SKF AB Class B	319	6,619
Svenska Handelsbanken AB Class A (b)	654	5,504
Swedbank AB Class A (b)	1,224	19,248
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	3,819	$ 41,936
Telia Co. AB	3,398	13,991
Volvo AB Class B (b)	674	13,032
		311,388
SWITZERLAND — 5.0%
ABB, Ltd.	414	10,567
Adecco Group AG	319	16,902
Alcon, Inc. (b)	180	10,247
Baloise Holding AG	14	2,065
Chocoladefabriken Lindt & Spruengli AG	6	50,776
Cie Financiere Richemont SA	109	7,320
Coca-Cola HBC AG	283	6,995
Credit Suisse Group AG	1,823	18,342
EMS-Chemie Holding AG	20	17,992
Geberit AG	56	33,268
Givaudan SA	16	69,137
Glencore PLC (b)	18,396	38,280
Julius Baer Group, Ltd.	65	2,778
Kuehne + Nagel International AG	278	54,254
LafargeHolcim, Ltd.	299	13,665
Logitech International SA	60	4,681
Lonza Group AG	15	9,283
Nestle SA	4,946	588,621
Novartis AG	1,541	134,031
Partners Group Holding AG	55	50,741
Roche Holding AG	1,453	498,409
Schindler Holding AG (e)	50	13,687
Schindler Holding AG (e)	44	12,002
SGS SA	9	24,186
Sika AG	31	7,636
Sonova Holding AG (b)	164	41,698
STMicroelectronics NV	130	4,003
Straumann Holding AG	1	1,012
Swatch Group AG	10	2,339
Swiss Life Holding AG	39	14,793
Swiss Prime Site AG	379	34,486
Swiss Re AG	399	29,653
Swisscom AG	169	89,876
Temenos AG	84	11,342
UBS Group AG	2,631	29,496
Zurich Insurance Group AG	329	114,841
		2,069,404
UNITED KINGDOM — 4.4%
3i Group PLC	1,668	21,491
Admiral Group PLC	893	30,143
Amcor PLC	1,178	12,944
Ashtead Group PLC	389	14,081
Associated British Foods PLC	134	3,235
AstraZeneca PLC	348	38,048
Auto Trader Group PLC (d)	109	793
Aviva PLC	3,609	13,330
BAE Systems PLC	4,981	31,038
Barclays PLC (b)	28,907	36,478

87

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Barratt Developments PLC	1,618	$ 9,953
Berkeley Group Holdings PLC	261	14,266
BP PLC	22,268	64,831
British American Tobacco PLC ADR (a)(e)	610	22,051
British American Tobacco PLC (e)	246	8,833
British Land Co. PLC REIT	523	2,281
BT Group PLC	12,049	15,325
Bunzl PLC	540	17,502
Burberry Group PLC	639	12,838
CNH Industrial NV (b)	1,244	9,698
Coca-Cola European Partners PLC	115	4,463
Compass Group PLC	2,764	41,772
Croda International PLC	230	18,584
DCC PLC	69	5,359
Diageo PLC	3,205	109,801
Direct Line Insurance Group PLC	3,119	10,863
Experian PLC	1,127	42,544
Fiat Chrysler Automobiles NV (b)	2,556	31,376
GlaxoSmithKline PLC	7,985	149,890
Halma PLC	490	14,855
Hargreaves Lansdown PLC	458	9,249
HSBC Holdings PLC	19,274	75,126
Imperial Brands PLC	1,653	29,223
Informa PLC (b)	503	2,448
Intertek Group PLC	261	21,372
J Sainsbury PLC	4,223	10,425
JD Sports Fashion PLC	854	8,936
Johnson Matthey PLC	319	9,720
Kingfisher PLC	3,378	12,957
Land Securities Group PLC REIT	369	2,493
Legal & General Group PLC	6,563	15,981
Liberty Global PLC Class C (b)	334	6,859
Linde PLC	60	14,288
Lloyds Banking Group PLC (b)	89,658	30,548
London Stock Exchange Group PLC	225	25,818
M&G PLC	5,136	10,590
Melrose Industries PLC (b)	3,738	5,581
Mondi PLC	515	10,916
National Grid PLC	1,457	16,760
Natwest Group PLC (b)	7,572	10,381
Next PLC	116	8,923
Pearson PLC (a)	329	2,336
Persimmon PLC	503	16,081
Prudential PLC	1,292	18,524
Reckitt Benckiser Group PLC	678	66,265
RELX PLC	2,230	49,760
Rio Tinto PLC	1,621	97,562
Rolls-Royce Holdings PLC (a)	1,491	2,506
RSA Insurance Group PLC	145	847
Sage Group PLC	1,768	16,475
Smith & Nephew PLC	1,299	25,467
Smiths Group PLC	95	1,689
Spirax-Sarco Engineering PLC	94	13,447
SSE PLC	734	11,463
St James's Place PLC	749	9,015
Security Description	Shares	Value
Standard Chartered PLC (b)	3,923	$ 18,060
Standard Life Aberdeen PLC	558	1,630
Taylor Wimpey PLC	5,394	7,563
Tesco PLC	4,862	13,357
Unilever NV	2,471	149,227
Unilever PLC	1,512	93,357
United Utilities Group PLC	598	6,616
Vodafone Group PLC	25,766	34,203
Whitbread PLC (b)	156	4,286
Wm Morrison Supermarkets PLC	2,140	4,707
WPP PLC	1,048	8,237
		1,819,940
UNITED STATES — 59.9%
3M Co.	817	130,867
A.O. Smith Corp.	251	13,253
Abbott Laboratories	261	28,405
AbbVie, Inc.	378	33,109
Activision Blizzard, Inc.	159	12,871
Adobe, Inc. (b)	739	362,428
Advance Auto Parts, Inc.	34	5,219
AES Corp.	460	8,331
Aflac, Inc.	844	30,679
Agilent Technologies, Inc.	45	4,542
AGNC Investment Corp. REIT	449	6,246
Air Products & Chemicals, Inc.	180	53,615
Akamai Technologies, Inc. (b)	284	31,393
Alexion Pharmaceuticals, Inc. (b)	34	3,891
Align Technology, Inc. (b)	109	35,682
Alleghany Corp.	69	35,911
Allegion PLC	166	16,419
Alliant Energy Corp.	125	6,456
Allstate Corp.	1,048	98,659
Ally Financial, Inc.	595	14,917
Alphabet, Inc. Class A (b)	234	342,950
Alphabet, Inc. Class C (b)	310	455,576
Altria Group, Inc.	1,437	55,526
Amazon.com, Inc. (b)	25	78,718
Ameren Corp.	483	38,196
American Electric Power Co., Inc.	724	59,173
American Express Co.	251	25,163
American Financial Group, Inc.	293	19,625
American International Group, Inc.	750	20,647
American Tower Corp. REIT	215	51,972
American Water Works Co., Inc.	184	26,658
Ameriprise Financial, Inc.	185	28,510
AmerisourceBergen Corp.	234	22,679
Amgen, Inc.	674	171,304
Amphenol Corp. Class A	824	89,214
Analog Devices, Inc.	166	19,379
Annaly Capital Management, Inc. REIT	1,002	7,134
Anthem, Inc.	185	49,689
Aon PLC Class A	600	123,780
Apple, Inc.	10,424	1,207,203
Applied Materials, Inc.	1,267	75,323
Aptiv PLC	298	27,321

88

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Aramark	210	$ 5,555
Arch Capital Group, Ltd. (b)	1,682	49,198
Archer-Daniels-Midland Co.	318	14,784
Arista Networks, Inc. (b)	91	18,831
Arrow Electronics, Inc. (b)	119	9,361
Arthur J Gallagher & Co.	251	26,501
AT&T, Inc.	5,594	159,485
Athene Holding, Ltd. Class A (b)	330	11,246
Automatic Data Processing, Inc.	968	135,026
AutoZone, Inc. (b)	45	52,994
AvalonBay Communities, Inc. REIT	59	8,811
Avery Dennison Corp.	125	15,980
Baker Hughes Co.	919	12,214
Ball Corp.	50	4,156
Bank of America Corp.	6,398	154,128
Bank of New York Mellon Corp.	348	11,950
Bausch Health Cos., Inc. (a)(b)	251	3,890
Baxter International, Inc.	619	49,780
Becton Dickinson and Co.	59	13,728
Berkshire Hathaway, Inc. Class B (b)	790	168,223
Best Buy Co., Inc.	435	48,411
Biogen, Inc. (b)	303	85,955
Black Knight, Inc. (b)	1,002	87,224
BlackRock, Inc.	35	19,724
Blackstone Group, Inc. Class A	66	3,445
Boeing Co.	179	29,582
Booking Holdings, Inc. (b)	54	92,377
Booz Allen Hamilton Holding Corp.	500	41,490
BorgWarner, Inc.	354	13,714
Boston Scientific Corp. (b)	230	8,788
Bristol-Myers Squibb Co.	862	51,970
Broadcom, Inc.	59	21,495
Broadridge Financial Solutions, Inc.	508	67,056
Brown & Brown, Inc.	1,168	52,875
Brown-Forman Corp. Class B	389	29,299
Bunge, Ltd.	144	6,581
Burlington Stores, Inc. (b)	25	5,152
C.H. Robinson Worldwide, Inc.	942	96,263
Cadence Design Systems, Inc. (b)	378	40,306
Camden Property Trust REIT	110	9,788
Campbell Soup Co.	570	27,571
Capital One Financial Corp.	394	28,313
Cardinal Health, Inc.	630	29,578
CarMax, Inc. (b)	25	2,298
Carnival Corp. (a)	659	10,004
Carrier Global Corp.	1,781	54,392
Caterpillar, Inc.	176	26,250
Cboe Global Markets, Inc.	334	29,305
CBRE Group, Inc. Class A (b)	343	16,111
CDK Global, Inc.	10	436
Celanese Corp.	234	25,143
Centene Corp. (b)	251	14,641
CenterPoint Energy, Inc.	260	5,031
CenturyLink, Inc.	1,033	10,423
Cerner Corp.	39	2,819
Security Description	Shares	Value
CF Industries Holdings, Inc.	90	$ 2,764
Charles Schwab Corp.	1,269	45,976
Charter Communications, Inc. Class A (b)	51	31,841
Chevron Corp.	983	70,776
Chubb, Ltd.	683	79,310
Church & Dwight Co., Inc.	864	80,965
Cigna Corp.	175	29,647
Cincinnati Financial Corp.	564	43,975
Cintas Corp.	134	44,599
Cisco Systems, Inc.	7,377	290,580
Citigroup, Inc.	2,631	113,422
Citizens Financial Group, Inc.	649	16,407
Citrix Systems, Inc.	809	111,407
Clorox Co.	455	95,627
CME Group, Inc.	318	53,205
CMS Energy Corp.	293	17,993
Coca-Cola Co.	6,801	335,765
Cognex Corp.	251	16,340
Cognizant Technology Solutions Corp. Class A	1,057	73,377
Colgate-Palmolive Co.	518	39,964
Comcast Corp. Class A	2,360	109,174
Comerica, Inc.	239	9,142
Conagra Brands, Inc.	81	2,893
Concho Resources, Inc.	166	7,324
ConocoPhillips	544	17,865
Consolidated Edison, Inc.	1,851	144,008
Constellation Brands, Inc. Class A	16	3,032
Cooper Cos., Inc.	40	13,485
Copart, Inc. (b)	251	26,395
Corning, Inc.	329	10,663
Corteva, Inc.	639	18,410
Costco Wholesale Corp.	599	212,645
Crown Castle International Corp. REIT	454	75,591
CSX Corp.	200	15,534
Cummins, Inc.	269	56,802
CVS Health Corp.	839	48,998
D.R. Horton, Inc.	359	27,151
Danaher Corp.	384	82,687
Darden Restaurants, Inc.	211	21,256
DaVita, Inc. (b)	94	8,051
Deere & Co.	65	14,406
Dell Technologies, Inc. Class C (b)	89	6,024
Delta Air Lines, Inc.	210	6,422
Diamondback Energy, Inc.	166	5,000
Discover Financial Services	184	10,632
Discovery, Inc. Class A (a)(b)	334	7,271
Discovery, Inc. Class C (b)	135	2,646
DISH Network Corp. Class A (b)	115	3,338
Dollar General Corp.	424	88,879
Dollar Tree, Inc. (b)	185	16,898
Dominion Energy, Inc.	1,243	98,110
Dover Corp.	75	8,126
Dow, Inc.	339	15,950

89

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
DTE Energy Co.	226	$ 25,999
Duke Energy Corp.	1,289	114,154
Duke Realty Corp. REIT	378	13,948
DuPont de Nemours, Inc.	389	21,582
E*TRADE Financial Corp.	125	6,256
East West Bancorp, Inc.	166	5,435
Eastman Chemical Co.	25	1,953
Eaton Corp. PLC	150	15,304
eBay, Inc.	273	14,223
Ecolab, Inc.	119	23,781
Edison International	110	5,592
Edwards Lifesciences Corp. (b)	630	50,287
Elanco Animal Health, Inc. (b)	100	2,793
Eli Lilly & Co.	735	108,795
Emerson Electric Co.	790	51,800
Entergy Corp.	278	27,391
EOG Resources, Inc.	275	9,884
Equitable Holdings, Inc.	500	9,120
Equity LifeStyle Properties, Inc. REIT	266	16,306
Equity Residential REIT	730	37,471
Erie Indemnity Co. Class A	166	34,906
Essex Property Trust, Inc. REIT	75	15,059
Estee Lauder Cos., Inc. Class A	360	78,570
Everest Re Group, Ltd.	236	46,619
Evergy, Inc.	644	32,728
Eversource Energy	333	27,822
Exelon Corp.	475	16,986
Expeditors International of Washington, Inc.	375	33,945
Extra Space Storage, Inc. REIT	459	49,108
Exxon Mobil Corp.	2,859	98,149
F5 Networks, Inc. (b)	226	27,746
Facebook, Inc. Class A (b)	324	84,856
FactSet Research Systems, Inc.	56	18,753
Fair Isaac Corp. (b)	16	6,806
Fastenal Co.	919	41,438
Federal Realty Investment Trust REIT	35	2,570
FedEx Corp.	109	27,416
Ferguson PLC	318	32,116
Fidelity National Financial, Inc.	954	29,870
Fidelity National Information Services, Inc.	573	84,351
Fifth Third Bancorp	817	17,418
First Republic Bank	34	3,708
FirstEnergy Corp.	279	8,010
Fiserv, Inc. (b)	669	68,940
FleetCor Technologies, Inc. (b)	19	4,524
Ford Motor Co.	7,255	48,318
Fortinet, Inc. (b)	34	4,006
Fortive Corp.	1	76
Fox Corp. Class A	185	5,149
Franklin Resources, Inc.	388	7,896
Freeport-McMoRan, Inc.	849	13,278
Garmin, Ltd.	125	11,857
Security Description	Shares	Value
General Dynamics Corp.	399	$ 55,234
General Electric Co.	4,386	27,325
General Mills, Inc.	445	27,448
General Motors Co.	2,056	60,837
Genuine Parts Co.	165	15,703
Gilead Sciences, Inc.	2,082	131,562
Goldman Sachs Group, Inc.	190	38,184
Halliburton Co.	848	10,218
Hartford Financial Services Group, Inc.	859	31,663
Hasbro, Inc.	109	9,016
HCA Healthcare, Inc.	134	16,707
Healthpeak Properties, Inc. REIT	314	8,525
HEICO Corp.	66	6,908
Henry Schein, Inc. (b)	299	17,575
Hershey Co.	718	102,918
Hess Corp.	75	3,070
Hewlett Packard Enterprise Co.	1,058	9,913
Home Depot, Inc.	398	110,529
Honeywell International, Inc.	852	140,248
Hormel Foods Corp.	2,257	110,345
Host Hotels & Resorts, Inc. REIT	304	3,280
Howmet Aerospace, Inc.	275	4,598
HP, Inc.	864	16,407
Humana, Inc.	105	43,458
Huntington Bancshares, Inc.	987	9,051
Huntington Ingalls Industries, Inc.	34	4,786
IDEX Corp.	125	22,801
IDEXX Laboratories, Inc. (b)	34	13,366
Illinois Tool Works, Inc.	448	86,558
Illumina, Inc. (b)	159	49,144
Incyte Corp. (b)	134	12,025
Intel Corp.	6,005	310,939
Intercontinental Exchange, Inc.	519	51,926
International Business Machines Corp.	1,457	177,273
International Paper Co.	241	9,770
Interpublic Group of Cos., Inc.	289	4,818
Intuit, Inc.	463	151,035
Intuitive Surgical, Inc. (b)	114	80,888
Invesco, Ltd.	750	8,558
J.M. Smucker Co.	304	35,118
Jack Henry & Associates, Inc.	530	86,173
JB Hunt Transport Services, Inc.	49	6,193
Johnson & Johnson	4,141	616,512
Johnson Controls International PLC	313	12,786
JPMorgan Chase & Co.	1,906	183,491
Juniper Networks, Inc.	1,008	21,672
Kellogg Co.	978	63,169
KeyCorp	1,067	12,729
Keysight Technologies, Inc. (b)	718	70,924
Kimberly-Clark Corp.	353	52,124
Kinder Morgan, Inc.	789	9,728
KKR & Co., Inc.	150	5,151
KLA Corp.	216	41,848
Kraft Heinz Co.	608	18,210

90

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Kroger Co.	749	$ 25,399
L3Harris Technologies, Inc.	325	55,198
Lam Research Corp.	219	72,653
Lamb Weston Holdings, Inc.	324	21,471
Las Vegas Sands Corp.	385	17,964
Lear Corp.	125	13,631
Lennar Corp. Class A	125	10,210
Liberty Broadband Corp. Class C (b)	19	2,715
Liberty Media Corp.-Liberty SiriusXM Class C (b)	44	1,456
Lincoln National Corp.	235	7,363
LKQ Corp. (b)	251	6,960
Lockheed Martin Corp.	151	57,875
Loews Corp.	169	5,873
Lowe's Cos., Inc.	196	32,509
Lululemon Athletica, Inc. (b)	166	54,675
LyondellBasell Industries NV Class A	489	34,470
M&T Bank Corp.	175	16,116
Marathon Petroleum Corp.	790	23,179
Markel Corp. (b)	71	69,133
MarketAxess Holdings, Inc.	50	24,079
Marsh & McLennan Cos., Inc.	839	96,233
Mastercard, Inc. Class A	1,238	418,654
Maxim Integrated Products, Inc.	468	31,641
McCormick & Co., Inc.	355	68,905
McDonald's Corp.	834	183,055
McKesson Corp.	206	30,680
Medtronic PLC	755	78,460
Merck & Co., Inc.	4,771	395,754
MetLife, Inc.	558	20,741
Mettler-Toledo International, Inc. (b)	25	24,144
MGM Resorts International	254	5,525
Micron Technology, Inc. (b)	804	37,756
Microsoft Corp.	4,226	888,855
Mohawk Industries, Inc. (b)	50	4,880
Molson Coors Beverage Co. Class B	100	3,356
Mondelez International, Inc. Class A	555	31,885
Monster Beverage Corp. (b)	558	44,752
Moody's Corp.	19	5,507
Morgan Stanley	630	30,460
Mosaic Co.	484	8,843
Motorola Solutions, Inc.	604	94,713
Mylan NV (b)	634	9,402
National Oilwell Varco, Inc.	475	4,304
National Retail Properties, Inc. REIT	189	6,522
NetApp, Inc.	264	11,574
Netflix, Inc. (b)	36	18,001
Newell Brands, Inc.	165	2,831
Newmont Corp.	2,939	186,480
NextEra Energy, Inc.	740	205,394
Nielsen Holdings PLC	251	3,559
NIKE, Inc. Class B	2,016	253,089
Security Description	Shares	Value
NiSource, Inc.	251	$ 5,522
Norfolk Southern Corp.	94	20,115
Northrop Grumman Corp.	40	12,620
Nucor Corp.	134	6,011
NVIDIA Corp.	594	321,485
NVR, Inc. (b)	5	20,416
Occidental Petroleum Corp.	1,112	11,131
Old Dominion Freight Line, Inc.	136	24,605
Omnicom Group, Inc.	408	20,196
ONEOK, Inc.	200	5,196
Oracle Corp.	3,180	189,846
O'Reilly Automotive, Inc. (b)	99	45,647
Otis Worldwide Corp.	89	5,555
PACCAR, Inc.	110	9,381
Packaging Corp. of America	166	18,102
Palo Alto Networks, Inc. (b)	66	16,153
Parker-Hannifin Corp.	16	3,237
Paychex, Inc.	1,721	137,284
Paycom Software, Inc. (b)	64	19,923
PayPal Holdings, Inc. (b)	75	14,777
Pentair PLC	251	11,488
People's United Financial, Inc.	523	5,392
PepsiCo, Inc.	2,916	404,158
Pfizer, Inc.	8,993	330,043
Philip Morris International, Inc.	350	26,246
Phillips 66	339	17,574
Pinnacle West Capital Corp.	459	34,218
Pioneer Natural Resources Co.	66	5,675
PNC Financial Services Group, Inc.	310	34,072
PPG Industries, Inc.	160	19,533
PPL Corp.	278	7,564
Principal Financial Group, Inc.	179	7,208
Procter & Gamble Co.	3,627	504,117
Progressive Corp.	1,314	124,396
Prologis, Inc. REIT	119	11,974
Prudential Financial, Inc.	344	21,851
Public Service Enterprise Group, Inc.	60	3,295
Public Storage REIT	573	127,619
PulteGroup, Inc.	210	9,721
QUALCOMM, Inc.	155	18,240
Quest Diagnostics, Inc.	45	5,152
Raymond James Financial, Inc.	125	9,095
Raytheon Technologies Corp.	359	20,657
Realty Income Corp. REIT	146	8,870
Regeneron Pharmaceuticals, Inc. (b)	334	186,967
Regions Financial Corp.	1,072	12,360
Reinsurance Group of America, Inc.	50	4,760
Republic Services, Inc.	1,471	137,318
ResMed, Inc.	176	30,172
Robert Half International, Inc.	236	12,494
Rockwell Automation, Inc.	66	14,565
Rollins, Inc.	185	10,025
Ross Stores, Inc.	718	67,004
Royal Caribbean Cruises, Ltd. (a)	161	10,422
Schlumberger, Ltd.	858	13,350

91

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Seagate Technology PLC	209	$ 10,297
SEI Investments Co.	244	12,376
Sempra Energy	135	15,979
Signature Bank	34	2,822
Simon Property Group, Inc. REIT	135	8,732
Sirius XM Holdings, Inc. (a)	1,502	8,051
Skyworks Solutions, Inc.	254	36,957
Snap-on, Inc.	125	18,391
Southern Co.	2,292	124,272
Southwest Airlines Co.	160	6,000
Stanley Black & Decker, Inc.	34	5,515
Starbucks Corp.	770	66,158
State Street Corp. (f)	266	15,782
Steel Dynamics, Inc.	334	9,562
Stryker Corp.	141	29,380
SVB Financial Group (b)	66	15,881
Synchrony Financial	453	11,855
Sysco Corp.	303	18,853
T Rowe Price Group, Inc.	418	53,596
Take-Two Interactive Software, Inc. (b)	334	55,183
Target Corp.	710	111,768
TD Ameritrade Holding Corp.	343	13,428
TE Connectivity, Ltd.	278	27,172
Teradyne, Inc.	334	26,540
Texas Instruments, Inc.	1,561	222,895
Textron, Inc.	50	1,805
Thermo Fisher Scientific, Inc.	66	29,140
TJX Cos., Inc.	2,731	151,980
T-Mobile US, Inc. (b)	1,204	137,689
Tractor Supply Co.	76	10,894
Travelers Cos., Inc.	555	60,045
Truist Financial Corp.	979	37,251
Tyler Technologies, Inc. (b)	200	69,712
Tyson Foods, Inc. Class A	235	13,978
UDR, Inc. REIT	166	5,413
UGI Corp.	125	4,123
Ulta Beauty, Inc. (b)	94	21,054
Union Pacific Corp.	842	165,765
United Parcel Service, Inc. Class B	100	16,663
United Rentals, Inc. (b)	34	5,933
UnitedHealth Group, Inc.	1,207	376,306
Universal Health Services, Inc. Class B	109	11,665
US Bancorp	1,207	43,271
Valero Energy Corp.	370	16,028
Varian Medical Systems, Inc. (b)	46	7,912
Veeva Systems, Inc. Class A (b)	150	42,178
Ventas, Inc. REIT	199	8,350
VeriSign, Inc. (b)	159	32,571
Verizon Communications, Inc.	4,655	276,926
Vertex Pharmaceuticals, Inc. (b)	484	131,706
VF Corp.	450	31,612
ViacomCBS, Inc. Class B	403	11,288
Visa, Inc. Class A	3,115	622,907
Voya Financial, Inc.	70	3,355
Security Description	Shares	Value
W.W. Grainger, Inc.	100	$ 35,677
Walmart, Inc.	1,362	190,557
Walgreens Boots Alliance, Inc.	569	20,438
Walt Disney Co.	698	86,608
Waste Connections, Inc.	624	64,771
Waste Management, Inc.	1,546	174,961
Waters Corp. (b)	66	12,915
WEC Energy Group, Inc.	953	92,346
Wells Fargo & Co.	4,586	107,817
Welltower, Inc. REIT	169	9,310
West Pharmaceutical Services, Inc.	34	9,347
Western Digital Corp.	219	8,004
Western Union Co.	3,038	65,104
Westinghouse Air Brake Technologies Corp.	55	3,403
Westrock Co.	285	9,901
Weyerhaeuser Co. REIT	210	5,989
Whirlpool Corp.	76	13,976
Williams Cos., Inc.	469	9,216
Willis Towers Watson PLC	75	15,661
WP Carey, Inc. REIT	144	9,383
WR Berkley Corp.	919	56,197
Xcel Energy, Inc.	1,728	119,249
Xilinx, Inc.	354	36,901
XPO Logistics, Inc. (b)	50	4,233
Yum! Brands, Inc.	141	12,873
Zimmer Biomet Holdings, Inc.	60	8,168
Zions Bancorp NA	125	3,653
Zoetis, Inc.	475	78,551
		24,986,392
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	668	5,936
TOTAL COMMON STOCKS (Cost $40,890,023)		41,503,593

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	86,709	86,727
State Street Navigator Securities Lending Portfolio II (f) (i)	443,402	443,402
TOTAL SHORT-TERM INVESTMENTS (Cost $530,136)		530,129
TOTAL INVESTMENTS — 100.7% (Cost $41,420,159)		42,033,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(292,605)
NET ASSETS — 100.0%		$ 41,741,117
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.

92

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,503,593	$—	$—	$41,503,593
Short-Term Investments	530,129	—	—	530,129
TOTAL INVESTMENTS	$42,033,722	$—	$—	$42,033,722
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	60	$ 3,551	$ 18,243	$ 2,627	$(1,078)	$(2,307)	266	$ 15,782	$ 388
State Street Institutional Liquid Reserves Fund, Premier Class	30,335	30,339	1,418,940	1,362,455	(91)	(6)	86,709	86,727	421
State Street Navigator Securities Lending Portfolio II	—	—	3,475,254	3,031,852	—	—	443,402	443,402	1,581
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$5,207,106	$4,999,225	$(1,169)	$(2,313)		$545,911	$2,509
93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 5.2%
Afya, Ltd. Class A (a)(b)	7,240	$ 197,218
Ambev SA ADR	3,411,908	7,710,912
Anima Holding SA (a)	25,200	116,646
Arco Platform, Ltd. Class A (a)(b)	6,546	267,339
Azul SA Preference Shares (a)	84,613	365,987
B2W Cia Digital (a)	125,040	1,996,132
B3 SA - Brasil Bolsa Balcao	1,583,121	15,450,769
Banco Bradesco SA ADR	3,999,072	13,716,817
Banco Bradesco SA	92,343	295,225
Banco BTG Pactual SA	88,800	1,147,722
Banco BTG Pactual SA Preference Shares	1	3
Banco do Brasil SA	809,866	4,255,911
Banco Inter SA Preference Shares (c)	53,165	176,102
Banco Inter SA	37,554	361,652
Banco Pan SA Preference Shares	343,494	494,845
Banco Santander Brasil SA	15,875	78,749
BB Seguridade Participacoes SA	537,092	2,312,665
BR Malls Participacoes SA	997,147	1,482,510
Bradespar SA Preference Shares	447,391	3,563,126
Brasil Brokers Participacoes SA (a)	3,585	1,107
Braskem SA ADR (b)	159,902	1,194,468
BRF SA ADR (a)	492,408	1,615,098
CCR SA	482,678	1,084,997
Centrais Eletricas Brasileiras SA ADR (b)	452,581	2,498,247
Cia Brasileira de Distribuicao ADR	218,973	2,702,127
Cia de Locacao das Americas	95,870	403,962
Cia de Saneamento Basico do Estado de Sao Paulo	439,630	3,650,291
Cia Energetica de Minas Gerais ADR (b)	1,287,557	2,381,980
Cia Energetica de Sao Paulo Class B, Preference Shares	45,114	226,112
Cia Hering	37,076	110,048
Cia Siderurgica Nacional SA ADR (b)	820,645	2,412,696
Cielo SA	998,330	696,083
Cogna Educacao	1,197,905	1,100,896
Construtora Tenda SA	1,644	8,278
Cosan Logistica SA (a)	39,271	123,322
Cosan SA	176,943	2,145,059
Cosan, Ltd. Class A	22,683	336,843
CVC Brasil Operadora e Agencia de Viagens SA	47,201	135,077
Cyrela Brazil Realty SA Empreendimentos e Participacoes	498,212	2,054,209
Duratex SA	380,588	1,210,681
Embraer SA (a)	760,988	842,474
Security Description	Shares	Value
Engie Brasil Energia SA	74,869	$ 535,969
Equatorial Energia SA	161,106	605,386
Eternit SA (a)	7,108	7,491
Gafisa SA (a)	30,013	23,056
Gerdau SA ADR (b)	1,055,743	3,906,249
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	23,567	71,415
Grupo SBF SA (a)	29,850	134,463
Hapvida Participacoes e Investimentos SA (c)	80,736	890,088
Hypera SA	46,426	245,620
IRB Brasil Resseguros SA	285,300	379,121
Itau Unibanco Holding SA Preference Shares ADR	3,788,427	15,077,939
Itausa SA Preference Shares	4,619,308	7,211,970
Itausa SA	300,772	542,157
Kepler Weber SA	10,022	71,123
Klabin SA	281,883	1,190,255
Linx SA	30,544	187,498
Localiza Rent a Car SA	285,681	2,872,294
Locaweb Servicos de Internet SA (a)(c)	22,460	237,533
LOG Commercial Properties e Participacoes SA	3,469	18,507
Log-in Logistica Intermodal SA (a)	5,645	14,802
Lojas Americanas SA Preference Shares	989,097	4,981,941
Lojas Renner SA	794,601	5,589,676
Magazine Luiza SA	383,178	6,064,008
Marcopolo SA Preference Shares	358,696	170,552
Marfrig Global Foods SA (a)	164,283	444,485
Metalurgica Gerdau SA Preference Shares	1,405,955	2,344,734
Mills Estruturas e Servicos de Engenharia SA (a)	37,174	37,197
Minerva SA (a)	39,800	82,898
MMX Mineracao e Metalicos SA (a)	6,878	2,172
MRV Engenharia e Participacoes SA	88,047	251,342
Natura & Co. Holding SA	502,315	4,556,656
Notre Dame Intermedica Participacoes SA	244,303	2,819,923
Oi SA ADR (a)(b)	628,025	910,636
Pagseguro Digital, Ltd. Class A (a)(b)	106,660	4,022,149
PDG Realty SA Empreendimentos e Participacoes (a)	70,875	47,028
Petro Rio SA (a)	29,832	184,662
Petrobras Distribuidora SA	209,965	750,613
Petroleo Brasileiro SA Preference Shares ADR (b)	1,699,394	11,963,734
Petroleo Brasileiro SA ADR	840,555	5,984,752

94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,048	$ 10,025
Qualicorp Consultoria e Corretora de Seguros SA	77,728	468,730
Raia Drogasil SA	566,830	2,355,234
Restoque Comercio e Confeccoes de Roupas SA (a)	8,631	7,534
Rodobens Negocios Imobiliarios SA	52,454	93,062
Rossi Residencial SA (a)	88,489	76,770
Rumo SA (a)	538,608	1,821,336
StoneCo, Ltd. Class A (a)	128,757	6,809,958
Sul America SA	55,703	391,649
Suzano Papel e Celulose SA ADR (a)(b)	166,374	1,359,276
Suzano SA (a)	183,250	1,480,903
T4F Entretenimento SA (a)	120,833	53,809
Telefonica Brasil SA Preference Shares	529,624	4,079,922
TIM Participacoes SA ADR	219,434	2,530,074
TOTVS SA	180,177	866,289
Ultrapar Participacoes SA	520,210	1,778,504
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	760,170	1,315,094
Vale SA ADR (b)	2,066,862	21,867,400
Via Varejo S/A (a)	844,600	2,599,830
WEG SA	600,062	6,994,486
XP, Inc. Class A (a)	53,704	2,238,920
YDUQS Participacoes SA	229,035	1,113,795
		226,669,079
CHILE — 0.5%
AntarChile SA	176,957	1,363,015
Empresas COPEC SA	397,697	2,972,303
Empresas Iansa SA (a)	2,983,800	33,329
Enel Americas SA ADR (b)	761,208	4,917,404
Enel Chile SA ADR	895,777	3,081,473
Enel Generacion Chile SA ADR (b)	4,061	38,782
Enjoy SA (a)	2,545,784	17,259
Falabella SA	1,414,493	4,129,540
Multiexport Foods SA	2,369,202	685,993
Parque Arauco SA	2,684,341	3,744,625
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	39,700	1,285,002
		22,268,725
CHINA — 42.4%
21Vianet Group, Inc. ADR (a)	48,757	1,129,212
360 DigiTech, Inc. ADR (a)	23,127	276,136
360 Security Technology, Inc. Class A	90,800	221,437
3SBio, Inc. (a)(b)(c)	582,500	655,406
500.com, Ltd. Class A, ADR (a)(b)	7,048	21,144
51job, Inc. ADR (a)	4,141	322,957
Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)	610,132	$ 3,286,840
Addsino Co., Ltd. Class A	230,900	723,359
Advanced Technology & Materials Co., Ltd. Class A (a)	130,600	128,747
AECC Aviation Power Co., Ltd. Class A	39,600	240,706
Aerospace CH UAV Co., Ltd.	57,393	185,212
Agile Group Holdings, Ltd.	2,269,626	2,963,692
Agricultural Bank of China, Ltd. Class A	2,658,300	1,241,739
Agricultural Bank of China, Ltd. Class H	21,127,000	6,597,076
Aier Eye Hospital Group Co., Ltd. Class A	122,999	931,967
Air China, Ltd. Class H (b)	2,361,744	1,545,038
Airtac International Group	46,000	1,033,976
Aisino Corp. Class A	89,700	208,445
AK Medical Holdings, Ltd. (c)	154,000	393,048
Akeso, Inc. (a)(c)	126,000	455,226
Alibaba Group Holding, Ltd. ADR (a)	1,115,278	327,869,426
A-Living Services Co., Ltd. Class H (c)	57,750	292,103
Alpha Group Class A (a)	351,500	351,692
Aluminum Corp. of China, Ltd. Class H (a)	6,886,000	1,403,855
Amoy Diagnostics Co., Ltd. Class A	10,000	112,742
An Hui Wenergy Co., Ltd. Class A	232,400	141,776
Angang Steel Co., Ltd. Class H (b)	2,615,231	698,520
Anhui Conch Cement Co., Ltd. Class H	1,358,771	9,344,838
Anhui Construction Engineering Group Co., Ltd. Class A	356,200	219,400
Anhui Expressway Co., Ltd. Class H	8,000	3,974
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	201,900	537,008
Anhui Gujing Distillery Co., Ltd. Class A	7,700	245,967
Anhui Gujing Distillery Co., Ltd. Class B	94,900	1,053,329
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	354,043
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	295,700	310,676
Anhui Jinhe Industrial Co., Ltd. Class A	87,700	409,662
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	121,824
Anhui Sun-Create Electronics Co., Ltd. Class A	35,053	221,331

95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	480,117	$ 713,140
ANTA Sports Products, Ltd.	829,506	8,573,346
Anton Oilfield Services Group (a)(b)	130,000	5,619
Aoshikang Technology Co., Ltd. Class A	13,700	122,640
Aotecar New Energy Technology Co., Ltd. Class A	185,393	120,476
Apeloa Pharmaceutical Co., Ltd. Class A	180,300	633,387
Ascentage Pharma Group International (a)(b)(c)	29,400	107,926
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	714,412
Autobio Diagnostics Co., Ltd. Class A	23,100	549,120
Autohome, Inc. ADR	32,293	3,100,128
Avary Holding Shenzhen Co., Ltd. Class A	83,200	701,149
Avic Capital Co., Ltd. Class A	227,800	147,362
AVIC International Holding HK, Ltd. (a)	2,378,527	35,601
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	139,863
AVIC Shenyang Aircraft Co., Ltd. Class A	40,400	341,057
AviChina Industry & Technology Co., Ltd. Class H	2,275,000	1,294,548
Bafang Electric Suzhou Co., Ltd. Class A	9,514	222,208
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,642
Baidu, Inc. ADR (a)	190,570	24,124,256
BAIOO Family Interactive, Ltd. (c)	2,054,000	286,235
Bank of China, Ltd. Class H	60,284,440	18,668,730
Bank of Communications Co., Ltd. Class H	17,522,864	8,410,975
Bank of Ningbo Co., Ltd. Class A	210,900	978,314
Baosheng Science and Technology Innovation Co., Ltd. Class A	871,900	579,442
Baozun, Inc. ADR (a)(b)	12,039	391,147
Bay Area Gold Group, Ltd. (a)	2,555	198
BBMG Corp. Class H (b)	1,090,000	201,123
Befar Group Co., Ltd. Class A	211,500	153,335
BeiGene, Ltd. ADR (a)	21,597	6,186,245
Beijing BDStar Navigation Co., Ltd. Class A (a)	98,700	765,015
Beijing Capital International Airport Co., Ltd. Class H	2,845,490	1,707,294
Beijing Capital Land, Ltd. Class H	28,000	4,769
Beijing Career International Co., Ltd. Class A	30,600	274,603
Security Description	Shares	Value
Beijing Certificate Authority Co., Ltd. Class A	14,100	$ 103,138
Beijing Changjiu Logistics Corp. Class A	209,605	297,746
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	23,000	110,548
Beijing Ctrowell Technology Corp., Ltd. Class A	62,106	139,288
Beijing Dabeinong Technology Group Co., Ltd. Class A	319,600	421,499
Beijing Enterprises Clean Energy Group, Ltd. (a)	20,534,856	100,687
Beijing Enterprises Holdings, Ltd.	578,000	1,734,000
Beijing Enterprises Water Group, Ltd.	4,562,000	1,765,935
Beijing GeoEnviron Engineering & Technology, Inc. Class A	481,300	1,019,863
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	34,570
Beijing Jingxi Culture & Tourism Co., Ltd. Class A (a)	111,186	136,805
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	121,800	967,393
Beijing Shiji Information Technology Co., Ltd. Class A	91,600	516,965
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	238,466
Beijing SL Pharmaceutical Co., Ltd. Class A	207,250	356,090
Beijing Tiantan Biological Products Corp., Ltd. Class A	177,823	1,041,579
Beijing Tongtech Co., Ltd. Class A	18,500	100,592
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	213,800	303,705
Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	11,100	139,275
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	118,085
Beijing Zuojiang Technology Co., Ltd. Class A	19,600	169,565
Beken Corp. Class A	12,564	122,117
Berry Genomics Co., Ltd. Class A (a)	91,300	732,547
BEST, Inc. ADR (a)(b)	38,537	115,611
Bestsun Energy Co., Ltd. Class A	228,800	173,295
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	129,506
BGI Genomics Co., Ltd. Class A	20,100	426,358
Biem.L.Fdlkk Garment Co., Ltd. Class A	156,263	385,690
Bilibili, Inc. ADR (a)(b)	87,506	3,640,250
Bitauto Holdings, Ltd. ADR (a)	16,368	257,796

96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Blue Sail Medical Co., Ltd. Class A	99,700	$ 353,768
BOE Technology Group Co., Ltd. Class A	841,800	609,056
BOE Technology Group Co., Ltd. Class B	692,900	269,113
Boer Power Holdings, Ltd. (a)	7,000	294
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	117,583
Boyaa Interactive International, Ltd. (a)	64,000	4,459
Brilliance China Automotive Holdings, Ltd.	2,330,000	2,185,690
B-Soft Co., Ltd. Class A	145,484	326,285
BYD Co., Ltd. Class H (b)	564,556	8,843,497
BYD Electronic International Co., Ltd. (b)	566,000	2,844,606
C&S Paper Co., Ltd. Class A	7,400	23,379
C.banner International Holdings, Ltd. (a)	12,000	387
Cabbeen Fashion, Ltd.	1,039,000	386,106
Caissa Tosun Development Co., Ltd. Class A (a)	64,706	155,227
Caitong Securities Co., Ltd. Class A	122,400	257,920
CanSino Biologics, Inc. Class H (a)(b)(c)	19,600	415,773
CAR, Inc. (a)(b)	1,091,000	351,935
CECEP Wind-Power Corp. Class A	460,600	188,006
Center International Group Co., Ltd. Class A	112,300	154,062
Central China Securities Co., Ltd. Class A	402,700	319,843
CGN Mining Co., Ltd.	325,000	11,952
CGN New Energy Holdings Co Ltd (a)	24,000	3,035
CGN Nuclear Technology Development Co., Ltd. Class A	211,000	295,375
CGN Power Co., Ltd. Class H (c)	8,171,000	1,676,373
Chacha Food Co., Ltd. Class A	30,900	264,091
Changchun High & New Technology Industry Group, Inc. Class A	10,400	566,473
Changjiang Securities Co., Ltd. Class A	340,800	402,755
Changsha Jingjia Microelectronics Co., Ltd. Class A	26,700	248,379
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	600,129
Chanjet Information Technology Co., Ltd. Class H	2,600	4,395
Chaowei Power Holdings, Ltd.	75,000	27,774
Cheetah Mobile, Inc. ADR (b)	9,320	19,199
Security Description	Shares	Value
ChemPartner PharmaTech Co., Ltd. Class A (a)	51,800	$ 160,294
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	104,100	215,677
Chengdu Hongqi Chain Co., Ltd. Class A	722,886	907,562
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	157,165
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	78,500	202,777
China Aerospace International Holdings, Ltd.	1,928,000	108,217
China Aircraft Leasing Group Holdings, Ltd.	6,500	5,494
China Aoyuan Group, Ltd.	1,140,000	1,163,535
China Baoan Group Co., Ltd. Class A	249,200	257,047
China Bester Group Telecom Co., Ltd. Class A	97,600	211,846
China Biologic Products Holdings, Inc. (a)(b)	13,768	1,530,176
China Building Material Test & Certification Group Co., Ltd. Class A	491,520	1,389,899
China Chengtong Development Group, Ltd. (a)(b)	3,584,000	87,866
China Cinda Asset Management Co., Ltd. Class H	9,701,000	1,815,026
China CITIC Bank Corp., Ltd. Class H	9,364,000	3,612,692
China Coal Energy Co., Ltd. Class H	5,869,000	1,431,279
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	856,000	—
China Communications Construction Co., Ltd. Class H	4,620,241	2,414,449
China Communications Services Corp., Ltd. Class H	152,000	89,043
China Conch Venture Holdings, Ltd.	1,180,200	5,466,991
China Construction Bank Corp. Class H	64,947,600	42,069,284
China Datang Corp. Renewable Power Co., Ltd. Class H	1,051,000	143,750
China Dili Group (a)	1,717,100	443,123
China Distance Education Holdings, Ltd. ADR	135	1,293
China Dongxiang Group Co., Ltd. (b)	917,000	113,590
China Eastern Airlines Corp., Ltd. Class H (b)	144,000	61,502
China Education Group Holdings, Ltd.	121,000	221,703
China Electronics Huada Technology Co., Ltd.	134,000	13,832

97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Energine International Holdings, Ltd. (a)(b)	1,382,000	$ 21,042
China Enterprise Co., Ltd. Class A	327,692	188,320
China Everbright Bank Co., Ltd. Class A	319,200	171,681
China Everbright Environment Group, Ltd.	2,644,111	1,501,173
China Everbright, Ltd.	24,000	32,021
China Evergrande Group (b)	1,811,737	4,605,319
China Fangda Group Co., Ltd. Class B	1,720,767	752,697
China Feihe, Ltd. (b)(c)	1,271,000	2,948,720
China Film Co., Ltd. Class A	130,800	271,572
China Financial Services Holdings, Ltd. (a)	1,722,000	31,996
China Foods, Ltd.	16,000	5,223
China Fortune Land Development Co., Ltd. Class A	35,620	79,624
China Galaxy Securities Co., Ltd. Class A	143,700	268,711
China Galaxy Securities Co., Ltd. Class H	2,349,400	1,318,695
China Great Wall Securities Co., Ltd. Class A	107,900	207,491
China Greatwall Technology Group Co., Ltd. Class A	146,200	345,556
China Hanking Holdings, Ltd.	959,000	193,037
China Harmony Auto Holding, Ltd. (b)	7,000	2,773
China High Speed Railway Technology Co., Ltd. Class A	628,900	266,895
China Hongqiao Group, Ltd.	24,500	15,269
China Huarong Energy Co., Ltd. (a)	128,400	1,475
China Huiyuan Juice Group, Ltd. (a)(d)	188,500	24,566
China Index Holdings, Ltd. ADR (a)(b)	29,768	43,164
China International Marine Containers Group Co., Ltd. Class H	116,840	126,187
China Jinmao Holdings Group, Ltd.	880,000	484,852
China Kings Resources Group Co., Ltd. Class A	7,400	22,899
China Lesso Group Holdings, Ltd.	1,094,000	1,964,965
China Life Insurance Co., Ltd. Class H	6,012,260	13,451,947
China Literature, Ltd. (a)(b)(c)	126,200	943,650
China Longyuan Power Group Corp., Ltd. Class H	2,276,000	1,421,399
China Machinery Engineering Corp. Class H	14,000	2,872
China Medical System Holdings, Ltd.	1,180,000	1,298,761
Security Description	Shares	Value
China Meidong Auto Holdings, Ltd.	136,000	$ 521,187
China Mengniu Dairy Co., Ltd.	2,406,345	11,271,009
China Merchants Bank Co., Ltd. Class A	592,362	3,142,365
China Merchants Bank Co., Ltd. Class H	3,333,681	15,722,070
China Merchants China Direct Investments, Ltd.	4,000	4,351
China Merchants Port Holdings Co., Ltd. (b)	2,354,090	2,393,578
China Merchants Securities Co., Ltd. Class A (a)	323,641	1,030,588
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	144,157	321,822
China Minsheng Banking Corp., Ltd. Class H	6,272,879	3,286,179
China Modern Dairy Holdings, Ltd. (a)(b)	6,000	797
China Molybdenum Co., Ltd. Class A	1,316,000	721,383
China Molybdenum Co., Ltd. Class H	222,000	78,488
China National Accord Medicines Corp., Ltd. Class B	224,795	649,440
China National Building Material Co., Ltd. Class H	2,533,400	3,196,987
China National Medicines Corp., Ltd. Class A	132,095	848,283
China National Software & Service Co., Ltd. Class A	30,200	369,495
China Ocean Industry Group, Ltd. (a)	60,875	801
China Oilfield Services, Ltd. Class H	1,744,422	1,210,966
China Overseas Grand Oceans Group, Ltd.	109,500	62,450
China Overseas Land & Investment, Ltd.	3,579,804	8,961,058
China Overseas Property Holdings, Ltd.	62,066	50,614
China Pacific Insurance Group Co., Ltd. Class A	107,000	492,090
China Pacific Insurance Group Co., Ltd. Class H	2,101,000	5,937,019
China Petroleum & Chemical Corp. Class H	19,828,338	7,956,920
China Power International Development, Ltd.	5,869,000	1,082,925
China Railway Construction Corp., Ltd. Class H	2,314,490	1,591,772
China Railway Group, Ltd. Class H	4,706,487	2,210,531
China Rare Earth Holdings, Ltd. (a)	1,667,200	79,595

98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	1,290,930	$ 7,895,494
China Resources Gas Group, Ltd.	190,000	848,258
China Resources Power Holdings Co., Ltd.	2,352,432	2,595,264
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	92,726
China Sanjiang Fine Chemicals Co., Ltd.	73,000	17,237
China Science Publishing & Media, Ltd. Class A	110,000	171,006
China Shenhua Energy Co., Ltd. Class H	3,404,624	6,106,358
China Shipbuilding Industry Co., Ltd. Class A (a)	911,300	582,798
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	644
China South City Holdings, Ltd.	2,166,000	198,434
China Southern Airlines Co., Ltd. Class H (a)(b)	2,190,000	1,181,187
China State Construction Engineering Corp., Ltd. Class A	464,500	347,709
China Taiping Insurance Holdings Co., Ltd.	938,235	1,426,117
China Telecom Corp., Ltd. Class H	11,737,309	3,513,620
China Tianying, Inc. Class A (a)	474,900	328,203
China Tourism Group Duty Free Corp., Ltd. Class A	114,200	3,751,639
China Tower Corp., Ltd. Class H (c)	19,396,000	3,353,631
China TransInfo Technology Co., Ltd. Class A	248,900	805,790
China Travel International Investment Hong Kong, Ltd. (a)	6,896,000	969,889
China Unicom Hong Kong, Ltd.	4,699,668	3,062,364
China Vanke Co., Ltd. Class A	377,100	1,557,011
China Vanke Co., Ltd. Class H	931,400	2,842,272
China World Trade Center Co., Ltd. Class A	88,700	171,223
China Yangtze Power Co., Ltd. Class A	1,067,500	3,009,191
China Yurun Food Group, Ltd. (a)(b)	12,000	1,161
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	38,000	3,677
China Zhenhua Group Science & Technology Co., Ltd. Class A	240,600	1,588,329
ChinaCache International Holdings, Ltd. ADR (a)	17,630	1,353
Chinadive Watersports, Inc. Class A	13,600	195,794
Chinasoft International, Ltd. (b)	142,000	102,606
Security Description	Shares	Value
Chinese Universe Publishing and Media Group Co., Ltd. Class A	173,500	$ 298,358
Chlitina Holding, Ltd.	2,000	12,534
Chong Sing Holdings FinTech Group (a)(d)	2,281,618	1,766
Chongqing Brewery Co., Ltd. Class A	27,511	418,322
Chongqing Changan Automobile Co., Ltd. Class B (a)	927,900	526,808
Chongqing Department Store Co., Ltd. Class A	24,800	125,968
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	5,180	14,121
Chongqing Gas Group Corp., Ltd. Class A	135,400	148,044
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	7,212
Chongqing Zhifei Biological Products Co., Ltd. Class A	90,000	1,847,531
Chow Tai Seng Jewellery Co., Ltd. Class A	97,462	358,178
CIFI Holdings Group Co., Ltd.	28,447	20,922
CIMC Enric Holdings, Ltd. (b)	10,000	4,387
Citic Pacific Special Steel Group Co., Ltd. Class A	46,950	114,291
CITIC Resources Holdings, Ltd. (a)	1,780,000	59,716
CITIC Securities Co., Ltd. Class A	449,400	1,988,636
CITIC Securities Co., Ltd. Class H	1,205,500	2,678,543
CITIC Telecom International Holdings, Ltd.	1,092,000	348,031
CITIC, Ltd.	3,778,961	2,774,489
CMST Development Co., Ltd. Class A (a)	222,700	151,282
CNHTC Jinan Truck Co., Ltd. Class A	101,800	494,127
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	830,300	671,698
CNOOC, Ltd.	10,994,734	10,569,131
COFCO Biotechnology Co., Ltd. Class L	136,900	169,251
Cogobuy Group (a)(c)	64,000	10,818
Colour Life Services Group Co., Ltd. (b)	69,000	32,141
Comtec Solar Systems Group, Ltd.	211,500	2,647
Contemporary Amperex Technology Co., Ltd. Class A	114,393	3,526,372
COSCO SHIPPING Development Co., Ltd. Class H	7,037,117	708,252
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,924,000	794,426

99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	3,524,425	$ 1,723,558
COSCO SHIPPING Ports, Ltd.	2,500,448	1,426,062
Cosmo Lady China Holdings Co., Ltd. (a)(c)	71,000	6,688
Country Garden Holdings Co., Ltd. (b)	4,989,514	6,103,302
Country Garden Services Holdings Co., Ltd.	529,000	3,402,665
CQ Pharmaceutical Holding Co., Ltd. Class A	489,700	399,767
CRRC Corp., Ltd. Class H	3,514,000	1,396,532
CSC Financial Co., Ltd. Class A	138,500	1,016,765
CSG Holding Co., Ltd. Class B	627,845	187,138
CSPC Pharmaceutical Group, Ltd.	3,125,600	6,049,548
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	110,800	485,239
CSSC Science & Technology Co., Ltd. Class A	133,000	259,482
CTS International Logistics Corp., Ltd. Class A	273,690	282,308
D&O Home Collection Co., Ltd. Class A	85,300	342,769
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	170,312	878,627
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	338,100	192,309
Daqin Railway Co., Ltd. Class A	129,700	121,744
Daqo New Energy Corp. ADR (a)	10,572	1,429,757
DaShenLin Pharmaceutical Group Co., Ltd. Class A	30,595	371,758
Datang International Power Generation Co., Ltd. Class H (b)	7,042,000	881,386
Dazhong Transportation Group Co., Ltd. Class B	2,274,650	752,909
Deppon Logistics Co., Ltd. Class A	102,100	224,472
DHC Software Co., Ltd. Class A	137,100	205,863
Digital China Group Co., Ltd. Class A	146,200	543,971
Digital China Information Service Co., Ltd. Class A	106,300	255,322
Do-Fluoride Chemicals Co., Ltd. Class A	97,000	185,530
Dongfang Electric Corp., Ltd. Class A	114,000	170,673
Dongfang Electric Corp., Ltd. Class H	196,600	146,118
Dongfeng Motor Group Co., Ltd. Class H	2,624,657	1,628,981
Dongjiang Environmental Co., Ltd. Class A	254,400	356,879
Double Medical Technology, Inc. Class A	89,300	1,201,931
Security Description	Shares	Value
DouYu International Holdings, Ltd. ADR (a)	51,925	$ 685,929
East Money Information Co., Ltd. Class A	267,520	945,700
Eastern Communications Co., Ltd. Class B	325,800	144,981
Easysight Supply Chain Management Co., Ltd. Class A (a)	133,200	202,951
E-Commodities Holdings, Ltd. (a)	6,500	168
Eoptolink Technology, Inc., Ltd. Class A	23,220	219,838
Eve Energy Co., Ltd. Class A	92,799	676,886
Ever Sunshine Lifestyle Services Group, Ltd.	142,000	279,603
Everbright Securities Co., Ltd. Class A	106,100	343,176
Fang Holdings, Ltd. (a)(b)	3,041	35,002
Fanhua, Inc. ADR (b)	33,782	565,848
Fantasia Holdings Group Co., Ltd. (b)	1,609,500	311,516
Far East Horizon, Ltd.	2,268,000	1,837,812
FAW Jiefang Group Co., Ltd. (a)	212,500	378,262
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	106,436
Fibocom Wireless, Inc. Class A	12,800	113,169
First Capital Securities Co., Ltd. Class A	202,900	332,172
First Tractor Co., Ltd. Class A (a)	129,200	212,468
Flat Glass Group Co., Ltd. Class A	147,100	648,547
Focus Media Information Technology Co., Ltd. Class A	223,900	266,253
Foshan Haitian Flavouring & Food Co., Ltd. Class A	130,500	3,117,170
Founder Securities Co., Ltd. Class A	246,600	305,238
Foxconn Industrial Internet Co., Ltd. Class A	98,200	196,652
Fufeng Group, Ltd.	71,000	22,445
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A (a)	95,300	268,081
Fujian Boss Software Development Co., Ltd. Class A	20,100	103,191
Fujian Green Pine Co., Ltd. Class A	46,600	173,729
Fujian Longking Co., Ltd. Class A	110,400	154,384
Fujian Star-net Communication Co., Ltd. Class A	138,600	519,165
Fujian Sunner Development Co., Ltd. Class A	96,400	310,807

100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	33,100	$ 157,981
Ganfeng Lithium Co., Ltd. Class A	84,100	671,556
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	1,340,103
GCI Science & Technology Co., Ltd. Class A	243,181	541,095
GCL System Integration Technology Co., Ltd. Class A (a)	213,100	118,698
GDS Holdings, Ltd. ADR (a)	42,932	3,513,126
Geely Automobile Holdings, Ltd.	2,856,000	5,675,148
Gemdale Corp. Class A	106,300	227,910
Genertec Universal Medical Group Co., Ltd. (c)	587,600	388,953
Genimous Technology Co., Ltd. Class A	397,300	418,593
Genscript Biotech Corp. (a)	320,000	523,561
Getein Biotech, Inc. Class A	118,616	641,470
GF Securities Co., Ltd. Class H	1,405,800	1,772,215
Giant Network Group Co., Ltd. Class A	231,700	657,581
Gigadevice Semiconductor Beijing, Inc. Class A	26,400	673,431
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	25,597
Global Top E-Commerce Co., Ltd. Class A (a)	263,000	239,116
Glodon Co., Ltd. Class A	123,000	1,322,201
GoerTek, Inc. Class A	228,700	1,362,501
Goke Microelectronics Co., Ltd. Class A	19,100	144,806
Goldpac Group, Ltd.	64,000	11,314
GOME Retail Holdings, Ltd. (a)(b)	9,318,000	1,226,369
Goodbaby International Holdings, Ltd. (a)	67,000	8,386
Grand Baoxin Auto Group, Ltd. (a)	3,158	444
Grandjoy Holdings Group Co., Ltd. Class A	162,000	110,764
Great Wall Motor Co., Ltd. Class H (b)	2,921,750	3,705,910
Greattown Holdings, Ltd. Class A	230,400	195,896
Greatview Aseptic Packaging Co., Ltd.	10,000	3,845
Gree Electric Appliances, Inc. of Zhuhai Class A	311,787	2,448,793
Gree Real Estate Co., Ltd. Class A (a)	241,200	390,964
Greentown China Holdings, Ltd.	581,000	902,612
Gridsum Holding, Inc. ADR (a)	38,604	46,711
Grinm Advanced Materials Co., Ltd. Class A	106,500	208,565
GSX Techedu, Inc. ADR (a)(b)	65,410	5,894,095
Security Description	Shares	Value
Guangdong Create Century Intelligent Equipment Corp., Ltd. Class A (a)	73,900	$ 101,600
Guangdong Electric Power Development Co., Ltd. Class B	1,758,740	483,370
Guangdong Ellington Electronics Technology Co., Ltd. Class A	100,000	129,084
Guangdong Golden Dragon Development, Inc. Class A (a)	122,200	265,061
Guangdong Haid Group Co., Ltd. Class A	92,500	835,953
Guangdong Hongda Blasting Co., Ltd. Class A	94,600	700,896
Guangdong Hotata Technology Group Co., Ltd. Class A	96,100	229,265
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	520,400	474,673
Guangdong Investment, Ltd.	3,002,229	4,749,333
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	249,576
Guangdong Provincial Expressway Development Co., Ltd. Class B	228,200	120,725
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	323,200	353,380
Guangdong Topstar Technology Co., Ltd. Class A	18,000	112,435
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	214,300	1,307,343
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	113,400	227,091
Guangshen Railway Co., Ltd. Class H (b)	4,694,000	793,437
Guangxi Guidong Electric Power Co., Ltd. Class A	610,034	348,781
Guangxi Guiguan Electric Power Co., Ltd. Class A	232,300	163,965
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	206,640	709,171
Guangzhou Automobile Group Co., Ltd. Class H	2,746,090	2,285,456
Guangzhou Baiyun International Airport Co., Ltd. Class A	103,400	207,370
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	115,900	515,601
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	14,973
Guangzhou Haige Communications Group, Inc. Co. Class A	255,500	440,498

101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	$ 232,102
Guangzhou R&F Properties Co., Ltd. Class H (b)	1,673,082	2,150,180
Guangzhou Restaurant Group Co., Ltd. Class A	110,700	578,596
Guangzhou Tinci Materials Technology Co., Ltd. Class A	95,500	727,547
Guangzhou Wondfo Biotech Co., Ltd. Class A	8,800	107,693
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	259,100	649,058
Guangzhou Zhujiang Brewery Co., Ltd. Class A	228,400	333,868
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	202,300	209,565
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	238,100	240,335
Guocheng Mining Co., Ltd. Class A (a)	118,600	293,079
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	1,648
Guomai Technologies, Inc. Class A	228,900	265,116
Guosen Securities Co., Ltd. Class A	362,200	717,857
Guosheng Financial Holding, Inc. Class A (a)	124,500	175,753
Guotai Junan Securities Co., Ltd. Class A	255,800	687,531
Guoxuan High-Tech Co., Ltd. Class A (a)	39,744	139,385
Guoyuan Securities Co., Ltd. Class A	119,700	211,485
Haichang Ocean Park Holdings, Ltd. (a)(c)	973,000	65,285
Haidilao International Holding, Ltd. (b)(c)	317,000	2,280,355
Haier Smart Home Co., Ltd. Class A	128,800	414,131
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	48,160	158,752
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	364,839
Haisco Pharmaceutical Group Co., Ltd. Class A	123,200	392,313
Haitian International Holdings, Ltd.	5,000	11,613
Haitong Securities Co., Ltd. Class A (a)	230,700	481,029
Haitong Securities Co., Ltd. Class H (a)	2,316,400	1,960,721
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	258,600	753,740
Security Description	Shares	Value
Hangjin Technology Co., Ltd. Class A	113,400	$ 354,088
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	58,700	224,894
Hangzhou Dptech Technologies Co., Ltd.	17,900	112,655
Hangzhou First Applied Material Co., Ltd. Class A	111,260	1,198,296
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	445,900	2,504,052
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	164,743
Hangzhou Silan Microelectronics Co., Ltd. Class A	87,400	207,479
Hangzhou Steam Turbine Co., Ltd. Class B	594,820	671,571
Hangzhou Tigermed Consulting Co., Ltd. Class A	27,300	414,148
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	242,000	1,175,652
Harbin Boshi Automation Co., Ltd. Class A	492,620	903,024
Harbin Electric Co., Ltd. Class H (a)	2,240,000	632,981
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	331,600	149,521
Health & Happiness H&H International Holdings, Ltd.	5,000	21,516
Hebei Construction Group Corp., Ltd. Class H (b)	78,500	150,517
Hefei Meiya Optoelectronic Technology, Inc. Class A	102,900	727,061
Henan Lingrui Pharmaceutical Co. Class A	256,500	387,039
Henan Shuanghui Investment & Development Co., Ltd. Class A	75,140	586,057
Hengan International Group Co., Ltd.	588,500	4,271,371
Hengli Petrochemical Co., Ltd. Class A	308,200	842,903
Hisense Home Appliances Group Co., Ltd. Class A	327,400	597,264
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	146,058
Holitech Technology Co., Ltd. Class A	218,300	161,482
Hongda Xingye Co., Ltd. Class A	323,200	180,976
Hongfa Technology Co., Ltd. Class A	29,900	201,307
Honghua Group, Ltd. (a)	14,000	379
Honworld Group, Ltd. (c)	35,000	11,471
Hopson Development Holdings, Ltd.	26,000	61,326
Hua Hong Semiconductor, Ltd. (a)(b)(c)	170,000	648,194

102

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Huaan Securities Co., Ltd. Class A	351,000	$ 453,601
Huadian Power International Corp., Ltd. Class H	2,479,308	636,622
Huadong Medicine Co., Ltd. Class A	34,200	124,477
Huafu Fashion Co., Ltd. Class A	135,500	121,797
Huagong Tech Co., Ltd. Class A	82,000	275,738
Hualan Biological Engineering, Inc. Class A	183,627	1,542,063
Huaneng Lancang River Hydropower, Inc. Class A	25,900	15,915
Huaneng Power International, Inc. Class H	4,694,000	1,810,975
Huangshan Tourism Development Co., Ltd. Class B	820,182	640,562
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	400,900	1,178,245
Huatai Securities Co., Ltd. Class A	355,400	1,075,161
Huatai Securities Co., Ltd. Class H (c)	688,000	1,123,881
Huawen Media Group Class A (a)	345,400	166,432
Huaxi Securities Co., Ltd. Class A	257,200	454,041
Huaxin Cement Co., Ltd. Class B	321,200	728,160
Huayu Automotive Systems Co., Ltd. Class A	110,361	404,932
Huazhu Group, Ltd. ADR (b)	59,441	2,570,229
Hubei Biocause Pharmaceutical Co., Ltd. Class A	366,900	285,462
Hubei Kaile Science & Technology Co., Ltd. Class A	148,000	256,906
Huizhou Desay Sv Automotive Co., Ltd. Class A	103,200	1,080,465
Humanwell Healthcare Group Co., Ltd. Class A	33,900	160,950
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	644,800	227,086
Hunan Gold Corp., Ltd. Class A	115,500	145,177
Hunan New Wellful Co., Ltd. Class A	224,700	278,793
Hundsun Technologies, Inc. Class A	120,410	1,749,292
HUYA, Inc. ADR (a)(b)	19,638	470,330
Hytera Communications Corp., Ltd. Class A (a)	376,300	411,439
HyUnion Holding Co., Ltd. Class A (a)	105,900	110,639
iClick Interactive Asia Group, Ltd. (a)(b)	20,570	137,202
Iflytek Co., Ltd. Class A	141,800	716,073
I-Mab ADR (a)	2,891	135,964
Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class A	871,000	$ 631,466
Industrial & Commercial Bank of China, Ltd. Class H	56,512,492	29,313,576
Industrial Bank Co., Ltd. Class A	724,400	1,721,788
Industrial Securities Co., Ltd. Class A	366,200	446,803
INESA Intelligent Tech, Inc. Class B	2,275,100	1,139,825
Ingenic Semiconductor Co., Ltd. Class A (a)	30,300	346,832
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	405,300	431,202
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	788,900	297,597
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	135,200	767,016
Inner Mongolia Yitai Coal Co., Ltd. Class B	465,136	319,548
Innovent Biologics, Inc. (a)(c)	470,500	3,484,735
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	146,955
Inspur Software Co., Ltd. Class A	96,000	248,972
Intco Medical Technology Co., Ltd. Class A	21,000	466,646
iQIYI, Inc. ADR (a)(b)	133,479	3,013,956
IReader Technology Co., Ltd. Class A	90,400	341,150
JA Solar Technology Co., Ltd. Class A (a)	60,700	316,814
Jack Sewing Machine Co., Ltd. Class A	35,040	130,529
Jafron Biomedical Co., Ltd. Class A	15,420	161,442
Jason Furniture Hangzhou Co., Ltd. Class A	102,300	908,992
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	111,500	154,608
JD.com, Inc. ADR (a)	581,091	45,098,473
Jiajiayue Group Co., Ltd. Class A	133,700	710,632
Jiangling Motors Corp., Ltd. Class A	88,800	217,083
Jiangnan Group, Ltd.	201,000	9,855
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	319,400	117,664
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	137,700	158,472
Jiangsu Eastern Shenghong Co., Ltd. Class A	358,900	322,604
Jiangsu Etern Co., Ltd. Class A	447,800	387,337

103

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	2,480,000	$ 2,496,000
Jiangsu Hengli Hydraulic Co., Ltd. Class A	90,651	953,757
Jiangsu Hengrui Medicine Co., Ltd. Class A	264,864	3,505,605
Jiangsu Huaxicun Co., Ltd. Class A	219,700	260,935
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	64,200	341,704
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	149,700	269,563
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	216,657
Jiangsu Shagang Co., Ltd. Class A	92,500	165,064
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	28,900	532,280
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	187,385
Jiangsu Yoke Technology Co., Ltd. Class A	106,500	856,388
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	172,878	835,566
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	137,300	185,527
Jiangxi Copper Co., Ltd. Class H	1,175,000	1,311,452
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	102,200	328,905
Jiangxi Zhengbang Technology Co., Ltd. Class A	216,400	579,720
Jiayou International Logistics Co., Ltd. Class A	323,399	1,443,937
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	120,900	66,629
Jinke Properties Group Co., Ltd. Class A	594,130	792,313
JinkoSolar Holding Co., Ltd. ADR (a)(b)	12,844	510,677
Jinyu Bio-Technology Co., Ltd. Class A	211,300	840,679
Jinyuan EP Co., Ltd. Class A	142,200	189,005
JiuGui Liquor Co., Ltd. Class A	22,500	273,032
Joinn Laboratories China Co., Ltd. Class A	48,800	665,020
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	244,000	607,636
Joy City Property, Ltd.	2,308,000	139,969
Joyoung Co., Ltd. Class A	209,256	1,249,745
JOYY, Inc. ADR	23,486	1,894,616
Juewei Food Co., Ltd. Class A	19,000	229,636
Kama Co., Ltd. Class B (a)	880,700	361,968
Keboda Technology Co., Ltd.	10,600	109,541
Security Description	Shares	Value
Keshun Waterproof Technologies Co., Ltd. Class A (a)	38,200	$ 131,437
KingClean Electric Co., Ltd. Class A	32,600	168,181
Kingdee International Software Group Co., Ltd.	2,112,700	5,452,129
Kingfa Sci & Tech Co., Ltd. Class A	54,300	125,862
Kingsoft Cloud Holdings, Ltd. ADR (a)	3,447	101,790
Kingsoft Corp., Ltd. (b)	464,000	2,314,013
Konfoong Materials International Co., Ltd. Class A	20,700	170,845
Konka Group Co., Ltd. Class B	4,333,663	1,263,752
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	495,432
KPC Pharmaceuticals, Inc. Class A	116,600	167,006
Kuang-Chi Technologies Co., Ltd. Class A (a)	158,090	507,841
Kunlun Energy Co., Ltd.	4,362,325	2,859,434
Kunming Yunnei Power Co., Ltd. Class A	153,700	146,083
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	91,500	325,346
Kweichow Moutai Co., Ltd. Class A	69,000	16,964,546
KWG Group Holdings, Ltd.	1,184,668	2,020,814
Lao Feng Xiang Co., Ltd. Class A	27,600	191,516
Lao Feng Xiang Co., Ltd. Class B	123,130	365,819
Laobaixing Pharmacy Chain JSC Class A	26,600	325,254
Lenovo Group, Ltd.	6,411,220	4,227,269
Lens Technology Co., Ltd. Class A	209,465	991,411
Leo Group Co., Ltd. Class A	1,228,000	522,954
Leon Technology Co., Ltd. Class A	36,500	93,155
LexinFintech Holdings, Ltd. ADR (a)(b)	19,693	134,897
Leyou Technologies Holdings, Ltd. (a)	425,000	178,226
Li Ning Co., Ltd.	1,701,651	7,904,443
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,979
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	187,000	369,519
Lifetech Scientific Corp. (a)(b)	2,188,000	550,529
Lingyi iTech Guangdong Co. Class A	448,900	740,196
Link Motion, Inc. ADR (a)(d)	16,509	—
Lionco Pharmaceutical Group Co., Ltd. Class A	185,400	224,842
Livzon Pharmaceutical Group, Inc. Class H	180,327	823,687

104

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Lomon Billions Group Co., Ltd. Class A	121,500	$ 416,978
Longfor Group Holdings, Ltd. (c)	441,000	2,475,290
LONGi Green Energy Technology Co., Ltd. Class A	247,500	2,735,655
Longshine Technology Group Co., Ltd. Class A	39,450	108,823
Luenmei Quantum Co., Ltd. Class A	253,408	482,074
Luthai Textile Co., Ltd. Class B	133,600	68,782
Luxshare Precision Industry Co., Ltd. Class A	488,629	4,113,490
Luye Pharma Group, Ltd. (b)(c)	580,000	336,774
Luzhou Laojiao Co., Ltd. Class A	98,114	2,075,397
Maanshan Iron & Steel Co., Ltd. Class H (b)	1,456,000	336,289
Maccura Biotechnology Co., Ltd. Class A	37,572	293,321
Mango Excellent Media Co., Ltd. Class A	70,150	696,714
Maoye Commericial Co., Ltd. Class A	479,322	284,642
Markor International Home Furnishings Co., Ltd. Class A (a)	471,600	373,872
Maxscend Microelectronics Co., Ltd. Class A	11,700	651,351
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	236,160	493,457
Meitu, Inc. (a)(c)	330,000	60,890
Meituan Dianping Class B (a)	2,557,200	79,784,640
Metallurgical Corp. of China, Ltd. Class H	1,154,000	184,640
Microport Scientific Corp. (b)	346,660	1,375,457
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	414,356
Ming Yang Smart Energy Group, Ltd. Class A	3,700	9,225
Minth Group, Ltd.	212,000	920,490
MLS Co., Ltd. Class A	49,748	97,938
MMG, Ltd. (a)(b)	1,120,000	278,916
MOBI Development Co., Ltd.	1,005,000	89,477
Momo, Inc. ADR	85,889	1,181,833
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	228,500	538,732
Muyuan Foods Co., Ltd. Class A	223,660	2,438,861
MYS Group Co., Ltd. Class A	237,600	159,653
NanJi E-Commerce Co., Ltd. Class A	402,100	1,022,685
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,810	31,760
Nanjing Panda Electronics Co., Ltd. Class A	146,800	164,402
Security Description	Shares	Value
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	101,500	$ 166,766
Nanyang Topsec Technologies Group, Inc. Class A (a)	208,000	704,337
NARI Technology Co., Ltd. Class A	146,700	426,289
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	—
NAURA Technology Group Co., Ltd. Class A	30,200	707,840
NavInfo Co., Ltd. Class A	134,000	290,261
NetEase, Inc. ADR	50,245	22,844,894
New China Life Insurance Co., Ltd. Class H	585,000	2,177,710
New Hope Liuhe Co., Ltd. Class A	319,500	1,304,120
New Oriental Education & Technology Group, Inc. ADR (a)	95,182	14,229,709
Newater Technology, Inc. (a)(b)	19,466	69,494
Newland Digital Technology Co., Ltd. Class A	302,220	703,635
Ninestar Corp. Class A	26,600	111,710
Ningbo Construction Co., Ltd. Class A	331,500	209,071
Ningbo Jifeng Auto Parts Co., Ltd. Class A	224,600	248,552
Ningbo Tuopu Group Co., Ltd. Class A	55,200	325,361
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	27,200	146,295
Ningbo Yunsheng Co., Ltd. Class A	132,600	113,915
Ningxia Jiaze New Energy Co., Ltd. Class A	272,200	125,545
NIO, Inc. ADR (a)	671,707	14,253,623
Noah Holdings, Ltd. ADR (a)	10,572	275,612
Northeast Securities Co., Ltd. Class A	123,000	179,073
Offcn Education Technology Co., Ltd. Class A	40,300	193,771
OFILM Group Co., Ltd. Class A	114,900	243,978
OneConnect Financial Technology Co., Ltd. ADR (a)	12,453	265,249
Oppein Home Group, Inc. Class A	18,620	295,695
Orient Securities Co., Ltd. Class A	238,700	387,967
Ourgame International Holdings, Ltd. (a)	65,000	4,194
Ourpalm Co., Ltd. Class A (a)	88,800	89,241
Ozner Water International Holding, Ltd. (a)(c)	978,000	20,822
Pacific Online, Ltd. (b)	64,000	8,754
Pacific Securities Co., Ltd. Class A (a)	637,400	382,273

105

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Parkson Retail Group, Ltd. (a)	1,359,634	$ 35,438
PCI-Suntek Technology Co., Ltd. Class A	11,100	14,754
Peijia Medical, Ltd. (a)(c)	67,000	233,419
People's Insurance Co. Group of China, Ltd. Class A	345,600	344,770
People's Insurance Co. Group of China, Ltd. Class H	4,624,000	1,366,317
Perfect World Co., Ltd. Class A	235,050	1,153,377
PetroChina Co., Ltd. Class H	17,488,627	5,122,475
Pharmaron Beijing Co., Ltd. Class A	70,200	1,075,815
PICC Property & Casualty Co., Ltd. Class H	6,286,621	4,372,244
Pinduoduo, Inc. ADR (a)	222,547	16,501,860
Ping An Bank Co., Ltd. Class A	599,900	1,341,008
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	195,600	2,504,942
Ping An Insurance Group Co. of China, Ltd. Class A	361,730	4,064,885
Ping An Insurance Group Co. of China, Ltd. Class H	4,050,920	41,554,599
PNC Process Systems Co., Ltd. Class A	35,346	188,754
Poly Culture Group Corp., Ltd. Class H	7,200	3,781
Poly Developments and Holdings Group Co., Ltd. Class A	384,000	899,129
Poly Property Group Co., Ltd.	1,094,000	303,497
Postal Savings Bank of China Co., Ltd. Class H (c)	1,507,000	631,968
Prosperous Future Holdings, Ltd. (a)	415,000	5,034
Puxin, Ltd. ADR (a)	12,342	109,720
PW Medtech Group, Ltd. (a)	68,000	13,161
Qianhe Condiment and Food Co., Ltd. Class A	138,540	765,141
Qingdao Gon Technology Co., Ltd. Class A	106,300	523,645
Qingdao Hanhe Cable Co., Ltd. Class A	595,200	363,103
Quectel Wireless Solutions Co., Ltd.	7,100	207,906
Qutoutiao, Inc. ADR (a)(b)	47,478	103,977
Raisecom Technology Co., Ltd. Class A	235,100	385,927
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	117,300	96,449
ReneSola, Ltd. ADR (a)(b)	29,984	62,067
Richinfo Technology Co., Ltd. Class A	28,100	91,178
Risen Energy Co., Ltd. Class A	47,500	118,780
Rongan Property Co., Ltd. Class A	437,600	181,197
Rongsheng Petro Chemical Co., Ltd. Class A	235,200	650,185
Sai Micro Electronics, Inc. Class A	26,100	113,880
Security Description	Shares	Value
SAIC Motor Corp., Ltd. Class A	239,800	$ 675,976
Sailun Group Co., Ltd. Class A	713,000	469,639
Sanan Optoelectronics Co., Ltd. Class A	221,200	796,298
Sangfor Technologies, Inc. Class A	19,261	601,021
Sany Heavy Industry Co., Ltd. Class A	445,500	1,633,953
SDIC Capital Co., Ltd. Class A	370,385	835,049
SDIC Power Holdings Co., Ltd. Class A	226,900	301,584
Sealand Securities Co., Ltd. Class A	726,540	570,629
Seazen Group, Ltd.	90,000	76,413
Seazen Holdings Co., Ltd. Class A	31,600	162,789
Semiconductor Manufacturing International Corp. (a)(b)	2,364,400	5,528,120
SF Holding Co., Ltd. Class A	168,200	2,012,561
SG Micro Corp. Class A	12,150	535,948
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	130,900	121,713
Shaanxi Construction Machinery Co., Ltd. Class A (a)	98,900	310,561
Shaanxi International Trust Co., Ltd. Class A	488,200	273,368
Shandong Airlines Co., Ltd. Class B (a)	5,800	4,752
Shandong Chenming Paper Holdings, Ltd. Class B	317,900	110,752
Shandong Dawn Polymer Co., Ltd. Class A	27,200	112,226
Shandong Gold Mining Co., Ltd. Class A	331,580	1,245,935
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A (a)	206,900	816,161
Shandong Humon Smelting Co., Ltd. Class A	97,000	201,538
Shandong Linglong Tyre Co., Ltd. Class A	94,500	406,613
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	122,097
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	980,000	1,952,413
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	263,092	360,931
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	135,540	244,265
Shanghai 2345 Network Holding Group Co., Ltd. Class A	598,200	250,341
Shanghai AtHub Co., Ltd. Class A	75,200	840,062

106

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	125,200	$ 1,178,333
Shanghai Baosight Software Co., Ltd. Class A	84,877	904,764
Shanghai Baosight Software Co., Ltd. Class B	611,428	2,149,169
Shanghai Belling Co., Ltd. Class A	95,500	222,626
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,765,520	755,643
Shanghai Daimay Automotive Interior Co., Ltd. Class A	154,195	638,929
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	363,700	229,379
Shanghai Diesel Engine Co., Ltd. Class B	326,740	141,152
Shanghai East China Computer Co., Ltd. Class A	96,500	342,840
Shanghai Electric Group Co., Ltd. Class H (a)	4,712,077	1,270,741
Shanghai Environment Group Co., Ltd. Class A	106,200	179,966
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	94,700	260,532
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	157,500	1,139,771
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	138,971
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	80,000	135,432
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	8,000	3,933
Shanghai Fullhan Microelectronics Co., Ltd. Class A	11,500	232,989
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	1,117,548	330,794
Shanghai Henlius Biotech, Inc. (c)	17,400	104,512
Shanghai Huayi Group Co., Ltd. Class B	226,600	115,339
Shanghai Industrial Development Co., Ltd. Class A	303,400	250,363
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,483
Shanghai International Airport Co., Ltd. Class A	103,700	1,051,012
Shanghai International Port Group Co., Ltd. Class A	835,100	514,377
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	4,372
Shanghai Jinjiang International Hotels Co., Ltd. Class B	255,300	422,521
Security Description	Shares	Value
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	972,674	$ 711,997
Shanghai Jinjiang International Travel Co., Ltd. Class B	495,400	857,042
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	832,666	802,690
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	124,804
Shanghai Liangxin Electrical Co., Ltd. Class A	34,600	135,722
Shanghai Lingang Holdings Corp., Ltd. Class B	214,700	289,630
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,011,772	1,030,027
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	94,900	160,257
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	567,568	474,487
Shanghai M&G Stationery, Inc. Class A	106,581	1,066,548
Shanghai Maling Aquarius Co., Ltd. Class A	119,800	179,886
Shanghai Moons' Electric Co., Ltd. Class A	236,316	687,745
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	216,500	647,940
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	233,800	390,974
Shanghai Phichem Material Co., Ltd. Class A (a)	43,000	136,230
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,269,180	529,248
Shanghai Prime Machinery Co., Ltd. Class H	136,000	13,161
Shanghai Pudong Development Bank Co., Ltd. Class A	874,400	1,209,881
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,500	168,014
Shanghai RAAS Blood Products Co., Ltd. Class A	331,400	401,413
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	142,500	281,586
Shanghai Shenda Co., Ltd. Class A	223,700	141,743
Shanghai Shibei Hi-Tech Co., Ltd. Class B	440,000	165,440
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	228,012
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	85,900	176,197
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	111,200	107,530

107

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	126,940	$ 334,451
Shanghai Weaver Network Co., Ltd. Class A	116,300	1,533,461
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	147,599
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	331,888	431,836
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	99,000	276,738
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	464,900	299,370
Shanxi Meijin Energy Co., Ltd. Class A (a)	224,700	199,989
Shanxi Securities Co., Ltd. Class A	160,030	187,472
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	911,178
Shengda Mining Co., Ltd. Class A	103,500	219,924
Shengjing Bank Co., Ltd. Class H (a)(c)	558,800	501,117
Shengyi Technology Co., Ltd. Class A	230,900	793,450
Shennan Circuits Co., Ltd. Class A	23,660	406,170
Shenwan Hongyuan Group Co., Ltd. Class A	477,000	373,233
Shenzhen Agricultural Products Group Co., Ltd. Class A	450,200	479,635
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	114,469
Shenzhen Das Intellitech Co., Ltd. Class A	845,637	495,946
Shenzhen Desay Battery Technology Co. Class A	32,600	234,906
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	100,124
Shenzhen Expressway Co., Ltd. Class H	2,318,482	2,013,340
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	323,600	525,958
Shenzhen Gongjin Electronics Co., Ltd. Class A	243,600	423,930
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	449,645
Shenzhen H&T Intelligent Control Co., Ltd. Class A	228,200	539,034
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	136,000	454,917
Shenzhen Heungkong Holding Co., Ltd. Class A	575,800	175,634
Shenzhen Infogem Technologies Co., Ltd. Class A (a)	33,600	114,372
Shenzhen Inovance Technology Co., Ltd. Class A	21,300	181,729
Security Description	Shares	Value
Shenzhen Investment, Ltd.	2,348,326	$ 684,802
Shenzhen Jinjia Group Co., Ltd. Class A	210,500	280,096
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	160,700	149,184
Shenzhen Kaifa Technology Co., Ltd. Class A	140,100	426,103
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	1,003,076
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	175,604
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	120,900	321,566
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	105,265
Shenzhen Megmeet Electrical Co., Ltd. Class A	107,400	537,135
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	52,722	2,703,573
Shenzhen MTC Co., Ltd. Class A (a)	1,223,200	1,113,917
Shenzhen Nanshan Power Co., Ltd. Class B	1,189,471	719,822
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	952,562	575,498
Shenzhen SC New Energy Technology Corp. Class A	34,501	534,218
Shenzhen SDG Information Co., Ltd. Class A	200,300	286,299
Shenzhen SEG Co., Ltd. Class B	439,285	141,705
Shenzhen Sunlord Electronics Co., Ltd. Class A	94,200	313,986
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	89,722
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	178,318
Shenzhen Tagen Group Co., Ltd. Class A	225,200	230,632
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	97,692
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	123,000	129,773
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	160,942
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	19,213	100,704
Shenzhou International Group Holdings, Ltd.	305,000	5,135,806
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	248,000	277,005
Shinva Medical Instrument Co., Ltd. Class A	186,800	449,776
Shoucheng Holdings, Ltd. (b)	720,400	221,233
Shouhang High-Tech Energy Co., Ltd. Class A (a)	339,400	128,532

108

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	731,100	$ 150,824
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	86,767
Sichuan Swellfun Co., Ltd. Class A	16,500	156,823
Sieyuan Electric Co., Ltd. Class A	109,900	385,427
Silergy Corp.	18,656	1,098,283
Silver Grant International Industries, Ltd. (a)	142,000	17,773
SINA Corp. (a)	69,939	2,980,101
Sino Wealth Electronic, Ltd. Class A	24,700	124,186
Sinocare, Inc. Class A	35,100	207,043
Sinofert Holdings, Ltd.	130,000	11,406
Sinoma Science & Technology Co., Ltd. Class A	381,400	1,123,467
SinoMedia Holding, Ltd. (b)	65,000	7,548
Sino-Ocean Group Holding, Ltd.	4,681,980	942,437
Sinopec Oilfield Service Corp. Class H (a)	148,000	9,453
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,692,600	853,750
Sinopharm Group Co., Ltd. Class H	910,400	1,910,078
Sino-Platinum Metals Co., Ltd. Class A	90,400	290,264
Sinosoft Technology Group, Ltd. (a)	1,079,600	168,557
Sinotrans, Ltd. Class H	5,793,300	1,382,917
Sinotruk Hong Kong, Ltd.	110,500	283,165
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	95,265
Skshu Paint Co., Ltd. Class A	115,780	2,739,118
Skyworth Digital Co., Ltd. Class A	325,700	460,740
SOHO China, Ltd. (a)(b)	540,500	145,761
Sohu.com, Ltd. ADR (a)	7,450	147,957
SooChow Securities Co., Ltd. Class A	159,830	251,298
Sou Yu Te Group Co., Ltd. Class A (a)	474,100	176,749
Southwest Securities Co., Ltd. Class A	507,900	393,669
SPT Energy Group, Inc. (a)	20,000	552
STO Express Co., Ltd. Class A	125,579	278,867
Suli Co., Ltd. Class A	236,980	605,170
Sun Art Retail Group, Ltd.	1,137,500	1,254,919
Sunac China Holdings, Ltd.	1,281,000	4,991,768
Suning Universal Co., Ltd. Class A	329,800	152,597
Suning.com Co., Ltd. Class A	254,500	341,268
Sunny Optical Technology Group Co., Ltd.	449,100	6,855,294
Sunward Intelligent Equipment Co., Ltd. Class A	214,000	278,131
Security Description	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	71,000	$ 283,422
Suofeiya Home Collection Co., Ltd. Class A	82,600	320,843
Suzhou Anjie Technology Co., Ltd. Class A (a)	113,700	367,758
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	139,000	114,087
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	135,400	526,732
Suzhou Good-Ark Electronics Co., Ltd. Class A	67,881	100,927
Suzhou Keda Technology Co., Ltd. Class A	246,167	322,114
Suzhou Maxwell Technologies Co., Ltd. Class A	3,000	149,768
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	111,170
Synertone Communication Corp. (a)	10,880	540
Taiji Computer Corp., Ltd. Class A	124,436	519,652
TAL Education Group ADR (a)	231,995	17,640,900
Tangrenshen Group Co., Ltd. Class A	226,000	286,068
Tangshan Jidong Cement Co., Ltd. Class A	129,900	296,885
TCL Electronics Holdings, Ltd.	52,000	39,990
TCL Technology Group Corp Class A	818,400	741,665
Tech-Bank Food Co., Ltd. Class A (a)	224,900	538,530
Tencent Holdings, Ltd.	3,621,959	239,049,294
Tencent Music Entertainment Group ADR (a)	163,616	2,416,608
Thunder Software Technology Co., Ltd. Class A	19,500	247,575
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	7,045
Tianfeng Securities Co., Ltd. Class A	469,530	447,646
Tiangong International Co., Ltd.	138,000	44,338
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	157,292
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	131,700	127,890
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	218,100	711,863
Tianli Education International Holdings, Ltd.	113,000	98,274
Tianma Microelectronics Co., Ltd. Class A	95,600	208,068

109

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Tianneng Power International, Ltd. (b)	258,000	$ 462,070
Tianqi Lithium Corp. Class A (a)	39,000	114,248
Tianshui Huatian Technology Co., Ltd. Class A	162,200	327,445
Tingyi Cayman Islands Holding Corp.	1,949,448	3,436,059
Titan Wind Energy Suzhou Co., Ltd. Class A	478,100	523,449
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	6,335
Tongcheng-Elong Holdings, Ltd. (a)	211,200	384,248
Tongding Interconnection Information Co., Ltd. Class A (a)	216,242	162,190
TongFu Microelectronics Co., Ltd. Class A (a)	85,144	287,188
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	85,600	171,672
Tongwei Co., Ltd. Class A	263,800	1,033,229
Tongyu Communication, Inc. Class A	110,063	344,317
Topchoice Medical Corp. Class A (a)	29,500	928,952
Transfar Zhilian Co., Ltd. Class A	129,700	107,601
TravelSky Technology, Ltd. Class H	1,297,514	2,769,146
Trigiant Group, Ltd. (a)	22,000	2,385
Trip.com Group, Ltd. ADR (a)	286,717	8,928,367
Tsingtao Brewery Co., Ltd. Class A	201,900	2,234,606
UE Furniture Co., Ltd. Class A	372,287	880,481
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	672,112
Uni-President China Holdings, Ltd.	72,000	65,775
Unisplendour Corp., Ltd. Class A	146,376	548,508
Universal Health International Group Holding, Ltd. (a)	69,000	499
Universal Scientific Industrial Shanghai Co., Ltd. Class A	124,900	469,689
Up Fintech Holding, Ltd. ADR (a)	36,581	173,394
Uxin, Ltd. ADR (a)	39,195	34,088
V1 Group, Ltd. (a)	2,106,200	61,691
Valiant Co., Ltd. Class A	239,500	639,485
Vatti Corp., Ltd. Class A	117,800	167,683
Venus MedTech Hangzhou, Inc. Class H (a)(c)	35,000	371,677
Venustech Group, Inc. Class A	165,975	844,513
Vipshop Holdings, Ltd. ADR (a)	245,024	3,832,175
Security Description	Shares	Value
Visionox Technology, Inc. Class A (a)	99,000	$ 229,619
Visual China Group Co., Ltd. Class A	127,700	281,695
Viva Biotech Holdings (b)(c)	286,500	327,534
Walvax Biotechnology Co., Ltd. Class A	98,700	739,999
Wangfujing Group Co., Ltd. Class A	32,500	230,114
Wangneng Environment Co., Ltd. Class A	110,410	286,669
Wanhua Chemical Group Co., Ltd. Class A	118,500	1,210,092
Want Want China Holdings, Ltd.	6,967,000	4,836,446
Wasu Media Holding Co., Ltd. Class A	201,700	293,353
Weibo Corp. ADR (a)(b)	26,869	978,838
Weichai Power Co., Ltd. Class A	1,288,863	2,867,812
Weichai Power Co., Ltd. Class H	313,000	626,808
Weimob, Inc. (a)(b)(c)	879,000	1,172,756
West China Cement, Ltd.	2,198,000	323,319
Westone Information Industry, Inc. Class A	27,100	73,837
Will Semiconductor, Ltd. Class A	34,766	908,661
Wingtech Technology Co., Ltd. Class A	70,972	1,222,137
Winning Health Technology Group Co., Ltd. Class A	174,200	499,012
Wisdom Sports Group (a)	75,000	794
Wolong Electric Group Co., Ltd. Class A	122,300	218,962
Wonders Information Co., Ltd. Class A (a)	38,600	135,828
Wuhan DDMC Culture & Sports Co., Ltd. Class A	100,400	101,786
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	266,310
Wuhan Guide Infrared Co., Ltd. Class A	239,410	1,219,575
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	104,169
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	242,830	1,420,203
Wuliangye Yibin Co., Ltd. Class A	221,100	7,200,256
WUS Printed Circuit Kunshan Co., Ltd. Class A	133,800	370,467
WuXi AppTec Co., Ltd. Class A	197,680	2,956,621
WuXi AppTec Co., Ltd. Class H (b)(c)	36,200	519,879
Wuxi Biologics Cayman, Inc. (a)(c)	584,500	14,224,090
Wuxi Boton Technology Co., Ltd. Class A	33,900	109,648

110

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	29,972	$ 213,717
Wuxi Shangji Automation Co., Ltd. Class A	21,200	226,486
Wuxi Taiji Industry Co., Ltd. Class A	99,600	150,435
XD, Inc. (a)	76,200	383,458
Xiamen Goldenhome Co., Ltd. Class A	32,200	265,712
Xiamen Hongxin Electron-Tech Co., Ltd. Class A	44,600	115,537
Xiamen International Port Co., Ltd. Class H	26,000	2,281
Xiamen Jihong Technology Co., Ltd. Class A	27,000	165,987
Xiamen Kingdomway Group Co. Class A	97,200	503,596
Xiangpiaopiao Food Co., Ltd. Class A	3,700	12,720
Xiaomi Corp. Class B (a)(c)	8,311,200	21,930,844
Xilinmen Furniture Co., Ltd. Class A	105,900	198,183
Xinchen China Power Holdings, Ltd. (a)(b)	657,000	25,856
Xinhua Winshare Publishing and Media Co., Ltd. Class A	153,120	235,333
Xinhuanet Co., Ltd. Class A	76,800	226,452
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	472,300	711,968
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	14,183
Xinjiang Tianshan Cement Co., Ltd. Class A	115,700	296,483
Xinyangfeng Agricultural Technology Co., Ltd. Class A	265,800	463,739
Xinyi Solar Holdings, Ltd.	2,468,414	3,911,242
Yadea Group Holdings, Ltd. (a)(c)	106,000	155,649
YaGuang Technology Group Co., Ltd. Class A	36,200	82,255
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	9,981
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	246,799
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	306,612	1,029,676
Yantai Eddie Precision Machinery Co., Ltd. Class A	192,278	1,665,712
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	209,000	466,580
Yanzhou Coal Mining Co., Ltd. Class H	2,034,000	1,511,721
Yealink Network Technology Corp., Ltd. Class A	18,545	164,810
Security Description	Shares	Value
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	$ 3,745
YGSOFT, Inc. Class A	463,507	577,138
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,000	94,243
Yifeng Pharmacy Chain Co., Ltd. Class A	47,480	694,747
Yihai International Holding, Ltd.	172,000	2,683,200
Yijiahe Technology Co., Ltd. Class A	15,372	177,633
Yingli Green Energy Holding Co., Ltd. ADR (a)	17,862	2,322
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	195,618
Yonghui Superstores Co., Ltd. Class A	454,200	524,054
Yonyou Network Technology Co., Ltd. Class A	279,670	1,574,671
Yotrio Group Co., Ltd. Class A	679,030	431,254
Youzu Interactive Co., Ltd. Class A	145,500	374,776
YTO Express Group Co., Ltd. Class A	234,600	483,284
Yum China Holdings, Inc.	225,121	11,920,157
Yunda Holding Co., Ltd. Class A	260,488	718,940
Yunnan Baiyao Group Co., Ltd. Class A	19,400	291,473
Yunnan Energy New Material Co., Ltd. Class A	18,383	247,778
Yusys Technologies Co., Ltd. Class A	17,700	108,084
Zai Lab, Ltd. ADR (a)	30,831	2,564,214
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	13,700	491,208
Zhaojin Mining Industry Co., Ltd. Class H	36,500	44,459
Zhefu Holding Group Co., Ltd. Class A (a)	1,011,800	730,563
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	248,100	348,041
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	146,749
Zhejiang Communications Technology Co., Ltd.	224,000	188,804
Zhejiang Conba Pharmaceutical Co., Ltd. Class A (a)	182,700	140,263
Zhejiang Crystal-Optech Co., Ltd. Class A	227,900	456,384
Zhejiang Dahua Technology Co., Ltd. Class A	105,200	317,787
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	511,361
Zhejiang Expressway Co., Ltd. Class H	3,696,744	2,666,426
Zhejiang Hangmin Co., Ltd. Class A	465,375	365,508

111

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	169,500	$ 194,569
Zhejiang Huafeng Spandex Co., Ltd. Class A	945,200	1,013,963
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	148,859
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	28,700	146,708
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	101,600	162,289
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	14,800	144,395
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	112,100	506,294
Zhejiang Jingu Co., Ltd. Class A (a)	245,300	313,750
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	107,300	189,735
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	229,300	144,953
Zhejiang Juhua Co., Ltd. Class A	220,100	221,517
Zhejiang Longsheng Group Co., Ltd. Class A	143,600	287,568
Zhejiang Meida Industrial Co., Ltd. Class A	99,700	268,852
Zhejiang NHU Co., Ltd. Class A	110,500	485,065
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	248,724	259,122
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	65,655	214,777
Zhejiang Satellite Petrochemical Co., Ltd. Class A	106,600	318,404
Zhejiang Semir Garment Co., Ltd. Class A	116,600	137,969
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	171,327
Zhejiang Supor Co., Ltd. Class A	24,277	282,611
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	9,200	123,258
Zhejiang Weiming Environment Protection Co., Ltd. Class A	187,570	610,280
Zhejiang Weixing New Building Materials Co., Ltd. Class A	92,800	218,657
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	131,800	297,731
Zhejiang Yankon Group Co., Ltd. Class A	477,600	273,063
Zhejiang Yasha Decoration Co., Ltd. Class A	773,725	1,133,287
Zhejiang Yongtai Technology Co., Ltd. Class A	226,039	350,402
Zheshang Securities Co., Ltd. Class A	116,400	303,766
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	85,700	$ 423,524
Zhongfu Information, Inc. Class A	21,600	146,763
Zhongji Innolight Co., Ltd. Class A	14,400	106,733
Zhongjin Gold Corp., Ltd. Class A	117,900	174,601
Zhuzhou CRRC Times Electric Co., Ltd. Class H	582,700	1,947,346
Zijin Mining Group Co., Ltd. Class H	6,955,000	4,397,355
ZJBC Information Technology Co., Ltd. Class A (a)	286,100	263,069
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A (a)	1,043,400	1,246,920
ZTE Corp. Class H	952,745	2,266,918
ZTO Express Cayman, Inc. ADR	235,188	7,036,825
		1,839,005,364
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	208,026	1,478,826
Banco de Bogota SA	38,597	690,958
Bancolombia SA ADR (b)	69,900	1,785,945
Bancolombia SA	193,259	1,217,411
Bolsa de Valores de Colombia	166,700	497,373
Celsia SA ESP	98,761	118,379
Cementos Argos SA	136,650	164,149
Cementos Argos SA Preference Shares	152,388	152,809
Cemex Latam Holdings SA (a)	22,914	16,676
Constructora Conconcreto SA (a)	135,265	12,283
Corp. Financiera Colombiana SA (a)	69,894	482,359
Ecopetrol SA	1,860,764	914,849
Empresa de Telecomunicaciones de Bogota (a)	3,335,360	182,589
Grupo Argos SA Preference Shares	151,694	390,417
Grupo Argos SA	48,001	144,463
Grupo Aval Acciones y Valores SA	2,324,929	537,448
Grupo de Inversiones Suramericana SA Preference Shares	75,979	364,682
Grupo de Inversiones Suramericana SA	75,547	404,161
Grupo Nutresa SA	70,397	413,869
Interconexion Electrica SA ESP	282,012	1,491,148
		11,460,794
CYPRUS — 0.0% (e)
Cairo Mezz PLC (a)	188,806	15,919
CZECH REPUBLIC — 0.2%
CEZ A/S	253,996	4,804,980

112

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Komercni banka A/S (a)	134,189	$ 2,823,167
		7,628,147
EGYPT — 0.2%
Commercial International Bank Egypt SAE	1,585,757	6,697,207
Egypt Kuwait Holding Co. SAE	947,486	1,012,862
Egyptian Financial Group-Hermes Holding Co. (a)	1,314,737	1,146,224
Orascom Investment Holding (a)	102,728	3,637
Qalaa Holdings SAE (a)	688,628	68,732
		8,928,662
GREECE — 0.2%
Alpha Bank AE (a)	550,370	334,313
Diana Shipping, Inc. (a)	4,959	6,992
Ellaktor SA (a)	369	604
Eurobank Ergasias Services and Holdings SA Class A (a)	2,265,680	1,002,430
FF Group (d)	5,627	—
Fourlis Holdings SA (a)	176	780
Frigoglass SAIC (a)	99	8
GEK Terna Holding Real Estate Construction SA (a)	29,975	215,471
Hellenic Exchanges - Athens Stock Exchange SA	156,037	515,995
Hellenic Telecommunications Organization SA	130,383	1,882,121
Holding Co. ADMIE IPTO SA	5,807	15,968
Intralot SA-Integrated Lottery Systems & Services (a)	1,483,648	196,597
JUMBO SA	53,492	940,911
LAMDA Development SA (a)	18,972	123,029
Marfin Investment Group Holdings SA (a)	1,757,576	49,465
Mytilineos SA	181	1,945
National Bank of Greece SA (a)	226,513	286,870
OPAP SA	183,074	1,738,923
Piraeus Bank SA (a)	223,373	278,965
Public Power Corp. SA (a)	36,124	215,193
Safe Bulkers, Inc. (a)(b)	97,964	100,903
Sarantis SA	19,250	192,778
Star Bulk Carriers Corp.	39,401	271,473
Terna Energy SA	215	2,874
		8,374,608
HONG KONG — 1.9%
AGTech Holdings, Ltd. (a)	56,000	2,095
Alibaba Pictures Group, Ltd. (a)(b)	11,602,400	1,721,646
AMVIG Holdings, Ltd.	130,000	35,897
Asian Citrus Holdings, Ltd. (a)(b)	51,000	1,573
Bosideng International Holdings, Ltd. (b)	2,166,000	670,761
CA Cultural Technology Group, Ltd. (a)(b)	65,000	21,219
Security Description	Shares	Value
Camsing International Holding, Ltd. (a)(b)(d)	106,000	$ 7,933
Carnival Group International Holdings, Ltd. (a)	680,000	877
Central Wealth Group Holdings, Ltd. (a)	168,000	455
Chia Tai Enterprises International, Ltd. (a)	2,300	445
China All Access Holdings, Ltd. (a)	28,000	426
China Ding Yi Feng Holdings, Ltd. (a)	488,000	165,605
China Fiber Optic Network System Group, Ltd. (d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	9,992
China Financial Leasing Group, Ltd. (a)	80,000	805
China First Capital Group, Ltd. (a)	682,000	7,744
China Gas Holdings, Ltd.	1,898,800	5,390,142
China High Speed Transmission Equipment Group Co., Ltd.	1,048,000	826,230
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Jicheng Holdings, Ltd. (a)(c)	5,870	231
China Mobile, Ltd.	3,638,711	23,217,324
China National Culture Group, Ltd. (a)	33,500	337
China NT Pharma Group Co., Ltd. (a)	1,769,600	26,715
China Oil & Gas Group, Ltd. (a)	132,000	4,684
China Public Procurement, Ltd.	6,720	191
China Resources Cement Holdings, Ltd.	332,000	453,234
China Resources Land, Ltd.	2,372,222	10,682,651
China State Construction International Holdings, Ltd.	159,250	103,769
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,662
Citychamp Watch & Jewellery Group, Ltd. (a)	2,192,000	444,057
Comba Telecom Systems Holdings, Ltd. (b)	146,117	51,659
Concord New Energy Group, Ltd.	120,000	5,419
CP Pokphand Co., Ltd.	4,570,000	448,155
Digital China Holdings, Ltd. (b)	1,105,000	912,516
Essex Bio-technology, Ltd.	1,091,000	634,892
Eternity Investment, Ltd. (a)	40,574	654
Feiyu Technology International Co., Ltd. (a)(c)	19,500	423
First Shanghai Investments, Ltd. (a)	40,000	1,523
Fullshare Holdings, Ltd. (a)	5,197,000	117,352
GCL-Poly Energy Holdings, Ltd. (a)(b)	6,948,000	291,368

113

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Golden Meditech Holdings, Ltd. (a)	44,000	$ 4,939
Ground International Development, Ltd. (a)	3,195,000	94,819
Guotai Junan International Holdings, Ltd. (b)	1,192,000	158,421
Haier Electronics Group Co., Ltd.	228,000	823,742
Hengdeli Holdings, Ltd. (a)	14,341,600	536,653
Hi Sun Technology China, Ltd. (a)	225,000	24,677
Huabao International Holdings, Ltd. (b)	1,073,000	970,546
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	1,874
Imperial Pacific International Holdings, Ltd. (a)	21,570,000	27,832
JS Global Lifestyle Co., Ltd. (c)	531,000	952,374
Ju Teng International Holdings, Ltd.	134,500	40,263
Kingboard Holdings, Ltd.	1,041,340	3,426,345
Kingboard Laminates Holdings, Ltd.	585,000	800,129
Lee & Man Paper Manufacturing, Ltd.	76,000	54,916
Life Healthcare Group Ltd/HK (a)	17,600	431
Millennium Pacific Group Holdings, Ltd.	23,750	156
Neo Telemedia, Ltd. (a)	8,000,000	71,226
NetDragon Websoft Holdings, Ltd. (b)	34,500	74,787
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	8,315
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	1,959
Nine Dragons Paper Holdings, Ltd.	2,269,000	2,845,765
Pou Sheng International Holdings, Ltd. (a)	1,158,000	292,862
Real Nutriceutical Group, Ltd. (a)(d)	199,000	2,568
Shenwan Hongyuan HK, Ltd.	10,000	1,161
Shenzhen International Holdings, Ltd.	639,093	1,012,653
Shimao Group Holdings, Ltd.	1,185,220	4,893,812
SIM Technology Group, Ltd. (a)	3,976,000	197,517
Sino Biopharmaceutical, Ltd.	7,551,000	8,223,283
Skyworth Group, Ltd. (a)(b)	1,013,993	290,460
Solargiga Energy Holdings, Ltd. (a)	5,391,000	95,299
Solartech International Holdings, Ltd. (a)	1,000,000	6,323
SSY Group, Ltd. (b)	199,740	113,401
Suncorp Technologies, Ltd. (a)	273,500	3,529
Tech Pro Technology Development, Ltd. (b)(d)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	3,458
Security Description	Shares	Value
United Laboratories International Holdings, Ltd.	168,000	$ 172,986
Vision Values Holdings, Ltd. (a)	90,000	3,252
Wanda Hotel Development Co., Ltd. (a)	726,000	26,230
Wasion Holdings, Ltd.	24,000	6,720
WH Group, Ltd. (c)	5,845,500	4,736,741
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,213
Xinyi Glass Holdings, Ltd.	2,312,000	4,647,866
Yip's Chemical Holdings, Ltd.	10,000	3,265
Yuexiu Property Co., Ltd.	9,234,000	1,799,141
Yuexiu Transport Infrastructure, Ltd.	1,258	730
		83,718,300
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (a)	505,274	2,758,817
OTP Bank Nyrt (a)	191,107	5,763,362
Richter Gedeon Nyrt	186,587	3,946,164
		12,468,343
INDIA — 12.5%
Aarti Drugs, Ltd.	11,404	119,219
Aarti Industries, Ltd.	43,746	601,789
Aavas Financiers, Ltd. (a)	12,937	251,542
Adani Enterprises, Ltd.	147,215	592,811
Adani Gas, Ltd.	136,437	349,876
Adani Green Energy, Ltd. (a)	257,097	2,570,273
Adani Ports & Special Economic Zone, Ltd.	470,304	2,178,455
Adani Power, Ltd. (a)	575,662	287,909
Adani Transmission, Ltd. (a)	163,235	534,972
Aditya Birla Capital, Ltd. GDR (a)	285	241
Aditya Birla Fashion and Retail, Ltd. (a)(f)	154,535	279,830
Aditya Birla Fashion and Retail, Ltd. (a)(f)	17,599	17,818
AIA Engineering, Ltd.	15,024	376,425
Ajanta Pharma, Ltd.	5,353	117,072
Alembic Pharmaceuticals, Ltd.	16,359	207,991
Alkem Laboratories, Ltd.	4,535	170,751
Alok Industries, Ltd. (a)	1,660,263	439,931
Ambuja Cements, Ltd.	70,381	207,003
Amtek Auto, Ltd. (a)(d)	25,821	—
Anant Raj, Ltd.	901,319	378,705
APL Apollo Tubes, Ltd.	7,206	284,890
Apollo Hospitals Enterprise, Ltd.	87,666	2,552,331
Ashok Leyland, Ltd.	679,264	684,972
Asian Paints, Ltd.	241,318	6,497,073
Astral Poly Technik, Ltd.	8,908	147,879
AstraZeneca Pharma India, Ltd.	38,353	2,237,215
Atul, Ltd.	6,689	554,150
AU Small Finance Bank, Ltd. (a)(c)	35,994	319,228

114

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Aurobindo Pharma, Ltd.	285,928	$ 3,086,767
Avanti Feeds, Ltd.	24,871	167,655
Avenue Supermarts, Ltd. (a)(c)	57,727	1,723,790
Axis Bank, Ltd. (a)	1,229,422	7,076,092
Azure Power Global, Ltd. (a)(b)	19,475	580,355
Bajaj Auto, Ltd.	49,324	1,926,096
Bajaj Finance, Ltd.	146,149	6,494,499
Bajaj Finserv, Ltd.	27,041	2,144,936
Bajaj Hindusthan Sugar, Ltd. (a)	1,248,978	84,642
Bajaj Holdings & Investment, Ltd.	14,214	465,057
Balkrishna Industries, Ltd.	41,721	835,212
Balrampur Chini Mills, Ltd.	707,170	1,487,568
Bandhan Bank, Ltd. (a)(c)	561,397	2,077,275
BASF India, Ltd.	7,029	144,005
Bata India, Ltd.	5,666	101,244
Bayer CropScience, Ltd.	6,618	528,435
Berger Paints India, Ltd.	97,007	767,457
BF Investment, Ltd. (a)	154,517	584,099
Bharat Electronics, Ltd.	163,397	212,053
Bharat Forge, Ltd.	113,410	687,946
Bharat Heavy Electricals, Ltd.	1,710,307	678,049
Bharat Petroleum Corp., Ltd.	326,190	1,560,875
Bharti Airtel, Ltd.	1,713,515	9,776,418
Bharti Infratel, Ltd.	477,266	1,133,976
Biocon, Ltd. (a)	321,381	1,950,153
Birlasoft, Ltd. (a)	173,566	459,204
Bombay Dyeing & Manufacturing Co., Ltd.	45,803	39,080
Bosch, Ltd.	1,171	217,917
Britannia Industries, Ltd.	145,227	7,476,199
Cadila Healthcare, Ltd.	80,337	430,159
Can Fin Homes, Ltd.	79,605	448,574
Caplin Point Laboratories, Ltd.	61,963	464,974
CARE Ratings, Ltd.	19,158	90,727
Castrol India, Ltd.	200,087	296,551
CG Power and Industrial Solutions, Ltd. (a)	399,926	129,821
Chalet Hotels, Ltd. (a)	56,696	106,315
Cholamandalam Investment and Finance Co., Ltd.	210,442	710,648
Cipla, Ltd.	565,306	5,935,790
City Union Bank, Ltd.	57,597	109,097
Coal India, Ltd.	571,262	898,162
Coforge, Ltd.	20,914	658,261
Colgate-Palmolive India, Ltd.	23,367	454,006
Container Corp. Of India, Ltd.	67,410	333,441
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Coromandel International, Ltd.	44,695	468,183
CreditAccess Grameen, Ltd. (a)	29,423	296,244
CRISIL, Ltd.	5,221	125,982
Crompton Greaves Consumer Electricals, Ltd. (a)	97,344	385,721
Cummins India, Ltd.	19,333	116,658
Dabur India, Ltd.	95,309	659,528
DCB Bank, Ltd. (a)	1,454,629	1,543,744
Security Description	Shares	Value
Deepak Nitrite, Ltd.	77,785	$ 865,777
Delta Corp., Ltd.	130,526	195,577
Dewan Housing Finance Corp., Ltd. (a)	513,874	89,500
Dilip Buildcon, Ltd. (c)	14,418	65,573
Dish TV India, Ltd. (a)	211,848	38,907
Dishman Carbogen Amcis, Ltd.	39,724	84,477
Divi's Laboratories, Ltd.	67,453	2,786,573
Dixon Technologies India, Ltd.	3,793	450,453
DLF, Ltd.	151,745	313,959
Dr Lal PathLabs, Ltd. (c)	16,963	432,179
Dr Reddy's Laboratories, Ltd. ADR	121,946	8,482,564
Edelweiss Financial Services, Ltd. (a)	243,848	194,669
Educomp Solutions, Ltd. (a)	432,157	16,694
Eicher Motors, Ltd.	70,520	2,105,468
EID Parry India, Ltd. (a)	34,170	131,044
Emami, Ltd.	27,428	130,597
Endurance Technologies, Ltd. (c)	9,026	140,969
Equitas Holdings, Ltd.	66,246	45,119
Era Infra Engineering, Ltd. (a)(d)	2,941	—
Escorts, Ltd.	40,035	715,426
Essel Propack, Ltd.	69,411	227,905
Exide Industries, Ltd.	74,972	167,564
FDC, Ltd.	150,313	725,589
Federal Bank, Ltd. (a)	324,271	213,602
Fine Organic Industries, Ltd.	5,837	211,447
Finolex Industries, Ltd.	16,794	114,278
Fortis Healthcare, Ltd. (a)	406,788	745,980
Future Lifestyle Fashions, Ltd. (a)	51,702	62,543
Future Retail, Ltd. (a)	134,089	163,749
GAIL India, Ltd.	2,474,383	2,911,039
Gammon India, Ltd. (a)(d)	139,302	1,558
Gateway Distriparks, Ltd.	288,036	356,824
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Glenmark Pharmaceuticals, Ltd.	66,748	436,648
Godrej Consumer Products, Ltd.	151,497	1,488,584
Godrej Industries, Ltd.	418,743	2,335,210
Godrej Properties, Ltd. (a)	25,315	295,233
Granules India, Ltd.	452,966	2,356,307
Graphite India, Ltd.	67,991	179,930
Grasim Industries, Ltd. GDR	209	2,111
Grasim Industries, Ltd.	123,120	1,241,880
GTL Infrastructure, Ltd. (a)	2,249,785	19,821
GTL, Ltd. (a)	518,928	22,507
Gujarat Gas, Ltd.	74,880	312,998
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port, Ltd.	18,493	20,616
Gujarat State Petronet, Ltd.	79,787	225,530
GVK Power & Infrastructure, Ltd. (a)	4,010,552	184,818
Havells India, Ltd.	31,654	290,820
HCL Technologies, Ltd.	877,490	9,652,628

115

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
HDFC Asset Management Co., Ltd. (c)	7,080	$ 217,817
HDFC Bank, Ltd. (a)	2,637,233	38,554,073
HDFC Life Insurance Co., Ltd. (a)(c)	254,459	1,929,308
HEG, Ltd.	18,602	183,347
Hemisphere Properties India, Ltd. (a)	123,253	253,706
Hero MotoCorp, Ltd.	151,099	6,445,566
Himadri Speciality Chemical, Ltd.	265,623	193,871
Himatsingka Seide, Ltd.	43,450	53,886
Hindalco Industries, Ltd.	793,354	1,884,458
Hindustan Construction Co., Ltd. (a)	2,930,412	208,521
Hindustan Petroleum Corp., Ltd.	238,006	582,757
Hindustan Unilever, Ltd.	656,509	18,403,697
Honeywell Automation India, Ltd.	682	301,260
Housing Development & Infrastructure, Ltd. (a)	93,913	5,919
Housing Development Finance Corp., Ltd.	1,255,576	29,611,887
ICICI Bank, Ltd. ADR (a)	1,506,415	14,808,059
ICICI Lombard General Insurance Co., Ltd. (c)	48,669	857,216
ICICI Prudential Life Insurance Co., Ltd. (c)	131,375	749,468
ICICI Securities, Ltd. (c)	51,398	322,788
IDFC First Bank, Ltd. (a)	187,366	76,059
IFB Industries, Ltd. (a)	9,701	79,043
IIFL Finance, Ltd.	65,571	70,699
IIFL Securities, Ltd.	56,532	29,729
IIFL Wealth Management, Ltd.	6,940	90,466
India Cements, Ltd.	228,987	363,282
Indiabulls Housing Finance, Ltd.	180,642	384,764
Indiabulls Integrated Services, Ltd. (a)	30,034	16,731
Indiabulls Real Estate, Ltd. (a)	294,411	204,508
Indiabulls Ventures, Ltd.	125,579	425,433
IndiaMart InterMesh, Ltd. (c)	2,327	157,542
Indian Energy Exchange, Ltd. (c)	51,094	143,940
Indian Hotels Co., Ltd.	1,070,399	1,378,258
Indian Oil Corp., Ltd.	712,480	713,639
Indian Railway Catering & Tourism Corp., Ltd.	12,084	226,677
Indraprastha Gas, Ltd.	173,952	911,963
IndusInd Bank, Ltd. (a)	304,296	2,175,193
Infibeam Avenues, Ltd.	418,720	422,239
Info Edge India, Ltd.	44,760	2,205,058
Infosys, Ltd. ADR	2,499,239	34,514,491
Intellect Design Arena, Ltd. (a)	87,004	263,264
InterGlobe Aviation, Ltd. (a)(c)	24,662	417,529
IOL Chemicals and Pharmaceuticals, Ltd.	11,794	116,054
Ipca Laboratories, Ltd.	34,023	999,039
Security Description	Shares	Value
IRB Infrastructure Developers, Ltd.	42,669	$ 65,409
ITC, Ltd.	2,115,944	4,924,201
ITC, Ltd. GDR	59,729	139,001
IVRCL, Ltd. (a)(d)	5,304,684	14,380
Jain Irrigation Systems, Ltd. (a)	219,934	41,882
Jaiprakash Associates, Ltd. (a)	470,629	19,774
JB Chemicals & Pharmaceuticals, Ltd.	10,959	146,798
Jet Airways India, Ltd. (a)	165,004	63,850
Jindal Steel & Power, Ltd. (a)	130,925	331,571
JK Cement, Ltd.	6,352	129,730
JM Financial, Ltd.	126,913	132,882
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,208	96,670
JSW Steel, Ltd.	364,710	1,372,976
Jubilant Foodworks, Ltd.	57,277	1,819,969
Jubilant Life Sciences, Ltd.	47,710	472,670
Just Dial, Ltd. (a)	77,004	396,709
KEI Industries, Ltd.	126,007	595,707
Kotak Mahindra Bank, Ltd. (a)	660,940	11,360,858
KPIT Technologies, Ltd.	144,148	239,042
L&T Finance Holdings, Ltd.	71,656	60,312
L&T Technology Services, Ltd. (c)	14,378	315,320
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	4,122	142,105
Larsen & Toubro, Ltd. GDR	638,796	7,959,398
Laurus Labs, Ltd. (c)	133,095	518,003
Lemon Tree Hotels, Ltd. (a)(c)	263,705	99,720
LIC Housing Finance, Ltd.	246,140	920,106
Linde India, Ltd.	22,797	240,113
Lupin, Ltd.	149,721	2,044,307
LUX Industries, Ltd.	39,781	782,113
Magma Fincorp, Ltd. (a)	90,818	40,128
Mahanagar Gas, Ltd.	7,112	80,012
Mahanagar Telephone Nigam, Ltd. (a)	541,664	60,935
Mahindra & Mahindra Financial Services, Ltd. (a)	439,507	733,306
Mahindra & Mahindra, Ltd. GDR	911,377	7,436,836
MakeMyTrip, Ltd. (a)(b)	27,327	419,743
Manappuram Finance, Ltd.	269,023	573,014
Manpasand Beverages, Ltd. (a)(d)	64,129	2,542
Marico, Ltd.	117,260	576,923
Marksans Pharma, Ltd.	1,883,580	1,281,590
Maruti Suzuki India, Ltd.	114,501	10,465,326
Max Financial Services, Ltd. (a)	87,986	730,076
Max Healthcare Institute Ltd. (a)	177,710	277,837
Max India, Ltd. - New Spun Off (a)	35,901	28,855
Metropolis Healthcare, Ltd. (a)	11,230	273,071
Minda Industries, Ltd.	62,550	280,449
Mindtree, Ltd.	45,220	820,371

116

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Monnet Ispat & Energy, Ltd. (a)	4,550	$ 1,098
Motherson Sumi Systems, Ltd.	709,839	1,104,974
Mphasis, Ltd.	20,136	377,570
MRF, Ltd.	2,336	1,886,157
Multi Commodity Exchange of India, Ltd.	30,967	723,095
Muthoot Finance, Ltd.	54,939	842,999
Navin Fluorine International, Ltd.	28,339	845,926
NCC, Ltd.	261,068	125,969
Nestle India, Ltd.	18,546	4,001,454
Network18 Media & Investments, Ltd. (a)	209,156	93,692
NIIT, Ltd.	87,242	157,445
Nippon Life India Asset Management, Ltd. (c)	81,212	288,502
NTPC, Ltd.	1,877,244	2,165,268
Oberoi Realty, Ltd. (a)	30,957	165,401
Oil & Natural Gas Corp., Ltd.	3,101,020	2,910,621
OnMobile Global, Ltd.	14,720	8,868
Opto Circuits India, Ltd. (a)	2,836,133	197,968
Orient Electric, Ltd.	80,063	196,902
Page Industries, Ltd.	3,499	1,011,853
Paisalo Digital, Ltd.	19,500	110,794
PC Jeweller, Ltd. (a)	166,544	31,602
Petronet LNG, Ltd.	34,795	104,060
Pfizer, Ltd.	14,102	936,499
Phillips Carbon Black, Ltd.	59,477	106,209
Phoenix Mills, Ltd.	27,323	215,792
PI Industries, Ltd.	29,003	774,999
Pidilite Industries, Ltd.	19,209	373,414
Piramal Enterprises, Ltd.	55,995	951,338
Power Grid Corp. of India, Ltd.	1,135,159	2,499,411
Prestige Estates Projects, Ltd.	53,042	181,060
Prism Johnson, Ltd.	103,824	78,382
Procter & Gamble Health, Ltd. (a)	4,961	336,148
PS IT Infrastructure & Services, Ltd. (a)(d)	620,932	76,586
PTC India, Ltd.	716,245	461,608
Punj Lloyd, Ltd. (a)	735,025	14,445
Quess Corp., Ltd. (a)(c)	62,398	348,948
Radico Khaitan, Ltd.	94,931	522,777
Rain Industries, Ltd.	143,425	199,450
Rajesh Exports, Ltd.	116,671	706,936
Rallis India, Ltd.	78,577	303,424
RattanIndia Infrastructure, Ltd. (a)	178,049	14,359
Raymond, Ltd. (a)	43,240	170,370
RBL Bank, Ltd. (c)	197,875	455,665
REC, Ltd.	101,818	136,760
Redington India, Ltd.	108,424	173,775
REI Agro, Ltd. (a)(d)	1,873,023	—
Relaxo Footwears, Ltd. (a)	34,630	312,904
Reliance Capital, Ltd. (a)	948,339	100,901
Reliance Communications, Ltd. (a)	798,601	19,483
Security Description	Shares	Value
Reliance Home Finance, Ltd. (a)	12,884	$ 314
Reliance Industries, Ltd. GDR (c)	1,046,459	63,624,707
Reliance Infrastructure, Ltd. (a)	249,173	75,988
Repco Home Finance, Ltd.	43,121	96,815
RITES, Ltd.	49,407	169,657
Rolta India, Ltd. (a)	1,481,126	108,404
Ruchi Soya Industries, Ltd. (a)	12,167	85,176
SBI Life Insurance Co., Ltd. (a)(c)	130,138	1,431,289
Schneider Electric Infrastructure, Ltd. (a)	87,739	98,584
Sequent Scientific, Ltd.	788,274	1,642,148
Shankara Building Products, Ltd.	37,049	172,490
Sharda Cropchem, Ltd.	21,005	74,733
Shilpa Medicare, Ltd.	78,119	592,510
Shree Cement, Ltd.	1,939	532,370
Shriram Transport Finance Co., Ltd.	114,035	957,273
Siemens, Ltd.	264,122	4,526,732
Sintex Industries, Ltd. (a)	375,264	10,681
Sintex Plastics Technology, Ltd. (a)	91,543	2,792
Solara Active Pharma Sciences, Ltd.	60,591	883,735
Srei Infrastructure Finance, Ltd. (a)	232,500	20,798
SRF, Ltd.	8,902	498,321
State Bank of India GDR (a)	125,930	3,198,622
Sterlite Technologies, Ltd.	115,702	235,309
Strides Pharma Science, Ltd.	117,552	1,146,443
Sudarshan Chemical Industries	37,004	243,074
Sumitomo Chemical India, Ltd.	25,594	99,906
Sun Pharma Advanced Research Co., Ltd. (a)	148,804	350,329
Sun Pharmaceutical Industries, Ltd.	930,214	6,309,645
Sun TV Network, Ltd.	87,897	554,747
Sundaram Finance, Ltd.	14,656	258,357
Sundram Fasteners, Ltd.	43,182	234,112
Supreme Industries, Ltd.	21,459	407,381
Suven Life Sciences, Ltd. (a)	282,285	192,832
Suven Pharmaceuticals, Ltd. (a)(f)	203,448	1,048,124
Suven Pharmaceuticals, Ltd. (f)	203,448	1,048,124
Suzlon Energy, Ltd. (a)	4,541,669	178,515
Swan Energy, Ltd.	180,389	305,498
Symphony, Ltd.	13,214	170,082
TAKE Solutions, Ltd. (a)	156,485	96,928
Tata Communications, Ltd.	152,994	1,757,212
Tata Consultancy Services, Ltd.	706,587	23,868,620
Tata Consumer Products, Ltd.	269,370	1,825,312
Tata Elxsi, Ltd.	33,282	580,563
Tata Motors, Ltd. ADR (a)(b)	315,081	2,864,086
Tata Power Co., Ltd.	2,806,855	2,027,723
Tata Steel, Ltd.	419,040	2,043,232

117

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
TCNS Clothing Co., Ltd. (a)(c)	20,229	$ 108,630
TeamLease Services, Ltd. (a)	12,077	359,306
Tech Mahindra, Ltd.	356,246	3,822,957
Tejas Networks, Ltd. (a)(c)	143,482	141,771
Thyrocare Technologies, Ltd. (c)	58,548	601,708
Timken India, Ltd.	16,515	247,658
Titan Co., Ltd.	206,673	3,365,229
Torrent Pharmaceuticals, Ltd.	17,913	679,798
Torrent Power, Ltd.	24,173	102,665
Trent, Ltd.	89,708	816,953
Trident, Ltd.	1,095,507	99,484
Tube Investments of India, Ltd.	51,211	419,447
TV18 Broadcast, Ltd. (a)	274,860	106,546
TVS Motor Co., Ltd.	47,882	303,919
Ujjivan Financial Services, Ltd.	62,970	180,384
UltraTech Cement, Ltd.	42,080	2,309,638
Unichem Laboratories, Ltd.	167,574	556,460
Unitech, Ltd. (a)	755,194	14,842
United Breweries, Ltd.	61,842	801,566
United Spirits, Ltd. (a)	273,766	1,914,099
UPL, Ltd.	295,930	2,017,121
VA Tech Wabag, Ltd. (a)	71,860	190,072
Vaibhav Global, Ltd.	14,765	376,890
Vakrangee, Ltd.	384,657	151,193
Varun Beverages, Ltd.	13,466	127,451
Vedanta, Ltd.	781,336	1,449,782
Venky's India, Ltd.	10,244	195,966
Videocon Industries, Ltd. (a)	1,118,494	31,836
Vinati Organics, Ltd.	7,634	138,293
VIP Industries, Ltd.	58,068	226,944
V-Mart Retail, Ltd. (a)	15,053	403,532
Vodafone Idea, Ltd. (a)	4,430,196	573,440
Voltas, Ltd.	21,267	196,110
VST Industries, Ltd.	16,288	721,381
Welspun India, Ltd.	158,128	143,597
Westlife Development, Ltd. (a)	57,476	307,946
Whirlpool of India, Ltd.	4,543	135,265
Wipro, Ltd. ADR	1,346,617	6,329,100
WNS Holdings, Ltd. ADR (a)	23,672	1,514,061
Wockhardt, Ltd. (a)	78,754	314,461
Yes Bank, Ltd. (a)	760,326	135,515
Zee Entertainment Enterprises, Ltd.	483,406	1,368,711
Zensar Technologies, Ltd.	47,790	124,625
		544,423,535
INDONESIA — 1.4%
Alam Sutera Realty Tbk PT (a)	7,678,400	57,278
Astra International Tbk PT	18,968,703	5,685,512
Bank Central Asia Tbk PT	8,786,508	16,002,310
Bank Danamon Indonesia Tbk PT	2,725,218	397,428
Bank Mandiri Persero Tbk PT	16,230,269	5,410,090
Bank Negara Indonesia Persero Tbk PT	2,075,000	619,153
Bank Rakyat Indonesia Persero Tbk PT	40,663,157	8,307,527
Security Description	Shares	Value
Barito Pacific Tbk PT (a)	24,098,720	$ 1,279,435
Bekasi Fajar Industrial Estate Tbk PT (a)	4,875,900	55,378
Bumi Resources Tbk PT (a)	2,846,700	9,566
Bumi Serpong Damai Tbk PT (a)	4,054,500	201,635
Charoen Pokphand Indonesia Tbk PT	4,460,900	1,701,318
Ciputra Development Tbk PT	6,332,452	274,491
Citra Marga Nusaphala Persada Tbk PT (a)	1,655,141	122,356
Garuda Indonesia Persero Tbk PT (a)	13,586,300	195,394
Global Mediacom Tbk PT (a)	693,500	10,440
Indah Kiat Pulp & Paper Corp. Tbk PT	722,000	435,480
Indocement Tunggal Prakarsa Tbk PT	576,800	403,140
Indofood Sukses Makmur Tbk PT	5,788,218	2,781,301
Indosat Tbk PT (a)	2,681,600	358,628
Japfa Comfeed Indonesia Tbk PT	1,166,500	86,625
Kalbe Farma Tbk PT	26,318,861	2,741,548
Kawasan Industri Jababeka Tbk PT (a)	5,378,931	66,875
Lippo Cikarang Tbk PT (a)	227,100	11,675
Lippo Karawaci Tbk PT (a)	42,060,130	336,368
Matahari Department Store Tbk PT (a)	378,400	24,921
Matahari Putra Prima Tbk PT (a)	702,700	4,486
Mayora Indah Tbk PT	6,239,807	998,034
Medco Energi Internasional Tbk PT (a)	21,425,729	486,687
Media Nusantara Citra Tbk PT (a)	922,700	44,647
Modernland Realty Tbk PT (a)	7,955,300	27,266
Pabrik Kertas Tjiwi Kimia Tbk PT	351,638	142,971
Pakuwon Jati Tbk PT (a)	5,793,100	137,820
Perusahaan Gas Negara Tbk PT	14,336,400	891,208
Semen Indonesia Persero Tbk PT	925,500	570,663
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT (a)	4,474,400	166,888
Telekomunikasi Indonesia Persero Tbk PT	38,947,100	6,700,576
Tiga Pilar Sejahtera Food Tbk (a)	2,383,200	34,274
Unilever Indonesia Tbk PT	3,432,100	1,868,280
United Tractors Tbk PT	1,613,122	2,471,719
		62,121,391
KUWAIT — 0.6%
A'ayan Leasing & Investment Co. KSCP (a)	1,019,147	288,287

118

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Agility Public Warehousing Co. KSC	495,324	$ 1,061,755
Ahli United Bank KSCP	135,005	119,368
Al Mazaya Holding Co. KSCP (a)	1,361,272	233,171
Alimtiaz Investment Group KSC (a)	426,557	127,619
Boubyan Bank KSCP	398,501	773,599
Boubyan Petrochemicals Co. KSCP	387,160	694,741
Burgan Bank SAK	97,864	64,498
Gulf Bank KSCP	892,099	640,332
Humansoft Holding Co. KSC (a)	124,142	1,053,486
Integrated Holding Co. KCSC	148,697	174,167
Kuwait Finance House KSCP	1,876,749	4,047,410
Kuwait Real Estate Co. KSC (a)	2,708,453	829,767
Mabanee Co. SAK	272,491	649,000
Mobile Telecommunications Co. KSC	179,440	336,047
National Bank of Kuwait SAKP	3,866,029	10,973,720
National Industries Group Holding SAK	701,193	379,765
National Investments Co. KSCP	1,415,527	614,242
Warba Bank KSCP (a)	1,175,177	954,711
		24,015,685
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	35,000	3,613
MALAYSIA — 2.2%
Aeon Co. M Bhd	6,330,690	1,211,142
AEON Credit Service M Bhd	122,750	306,617
AirAsia Group Bhd (a)	1,192,500	192,269
Alliance Bank Malaysia Bhd	5,006,400	2,638,435
ATA IMS Bhd	661,200	278,450
Axiata Group Bhd	1,562,338	1,109,108
Bahvest Resources Bhd (a)	1,856,000	223,319
Berjaya Sports Toto Bhd	2,457,647	1,212,412
Bintulu Port Holdings Bhd	94	84
British American Tobacco Malaysia Bhd	7,200	17,361
Bursa Malaysia Bhd	1,548,139	3,159,239
Capitaland Malaysia Mall Trust REIT	1,612,600	250,301
Careplus Group Bhd	213,500	153,106
Carlsberg Brewery Malaysia Bhd Class B	546,713	2,723,369
CIMB Group Holdings Bhd	1,896,794	1,405,878
Comfort Glove Bhd	215,400	189,716
Dagang NeXchange Bhd (a)	2,013,200	84,782
Datasonic Group Bhd	2,380,400	303,601
Dialog Group Bhd	5,246,006	4,809,838
DiGi.Com Bhd	6,380,361	6,187,668
FGV Holdings Bhd	368,200	101,896
Focus Dynamics Group Bhd (a)	1,881,500	1,005,157
Frontken Corp. Bhd	594,400	517,802
Gabungan AQRS Bhd	480,400	77,456
Security Description	Shares	Value
Gamuda Bhd	1,070,400	$ 898,976
GD Express Carrier Bhd	1,284,900	102,038
Genting Bhd	3,936,900	3,012,716
Genting Malaysia Bhd	702,700	351,730
George Kent Malaysia Bhd	514,900	82,399
Globetronics Technology Bhd	727,900	464,188
Greatech Technology Bhd (a)	110,300	180,228
Guan Chong Bhd	2,253,700	1,789,727
Hap Seng Plantations Holdings Bhd	58,800	23,913
Hartalega Holdings Bhd	1,077,600	4,200,967
IHH Healthcare Bhd	1,111,200	1,390,504
IJM Corp. Bhd	662,300	229,506
Inari Amertron Bhd	1,306,200	716,673
IOI Corp. Bhd	6,232,260	6,688,937
IOI Properties Group Bhd	4,746,062	1,033,615
Iris Corp. Bhd (a)	1,253,700	84,475
Iskandar Waterfront City Bhd (a)	244,000	30,533
Karex Bhd	1,923,300	323,983
KLCCP Stapled Group	697,300	1,295,429
KNM Group Bhd (a)	4,673,821	208,075
Kossan Rubber Industries	434,000	1,428,738
KPJ Healthcare Bhd	1,786,680	365,462
Lingkaran Trans Kota Holdings Bhd	431,700	413,468
Magni-Tech Industries Bhd	222,900	125,517
Magnum Bhd	3,791,743	1,916,174
Malayan Banking Bhd	3,097,640	5,382,014
Malaysia Airports Holdings Bhd	250,200	285,392
Malaysian Pacific Industries Bhd	83,900	379,574
Malaysian Resources Corp. Bhd	9,219,300	1,042,732
Mega First Corp. BHD	129,400	223,581
MPHB Capital Bhd (a)	1,719,230	362,009
Muda Holdings Bhd	306,400	115,762
My EG Services Bhd (a)	1,531,200	482,703
OSK Holdings Bhd	7,626,942	1,339,831
Padini Holdings Bhd	196,100	109,954
Pavilion Real Estate Investment Trust	1,538,100	570,009
Pentamaster Corp. Bhd	587,250	678,330
Petronas Chemicals Group Bhd	1,342,900	1,812,939
Petronas Gas Bhd	115,300	455,595
Pos Malaysia Bhd (a)	1,169,800	228,020
Press Metal Aluminium Holdings Bhd	502,400	621,426
Public Bank Bhd	1,433,900	5,417,454
Rapid Synergy Bhd (a)	77,500	100,150
RHB Bank Bhd	314,000	345,321
Sapura Energy Bhd (a)	305,200	7,344
Sime Darby Bhd	1,182,824	708,755
Sime Darby Plantation Bhd	572,924	696,250
Sime Darby Property Bhd	509,924	71,172
SKP Resources Bhd	467,700	208,217
SP Setia Bhd Group	318,363	58,992
Sunway Real Estate Investment Trust	1,647,500	618,482

119

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Supermax Corp. Bhd (a)	1,501,671	$ 3,042,731
TA Enterprise Bhd	5,951,500	880,802
TA Global Bhd (a)	4,403,456	280,812
Telekom Malaysia Bhd	824,827	819,766
Tenaga Nasional Bhd	1,179,000	2,979,064
Top Glove Corp. Bhd	2,730,800	5,454,371
UEM Edgenta Bhd	755,500	369,069
UEM Sunrise Bhd (a)	5,174,888	454,538
UMW Holdings Bhd	344,100	207,843
Unisem M Bhd	73,600	63,230
United Plantations Bhd	208,400	734,202
Velesto Energy Bhd (a)	46,163	1,444
ViTrox Corp. Bhd	121,600	357,002
VS Industry Bhd	2,080,150	1,136,311
WCT Holdings Bhd (a)	9,840,575	935,393
YTL Corp. Bhd	1,844,100	299,547
		95,855,110
MEXICO — 1.7%
Alfa SAB de CV Class A	2,800,937	1,739,504
America Movil SAB de CV Series L	17,214,332	10,823,411
Axtel SAB de CV (a)(b)	2,025,485	645,014
Cemex SAB de CV Series CPO	11,890,469	4,513,646
Coca-Cola Femsa SAB de CV	724,837	2,961,306
Concentradora Hipotecaria SAPI de CV REIT	2,080	1,649
Consorcio ARA SAB de CV (a)(b)	1,970,188	226,687
Desarrolladora Homex SAB de CV (a)	34,463	65
El Puerto de Liverpool SAB de CV Series C1 (b)	410,500	1,168,886
Fibra Uno Administracion SA de CV REIT	1,687,503	1,336,961
Fomento Economico Mexicano SAB de CV	1,503,894	8,488,282
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	261,893	3,046,397
Grupo Bimbo SAB de CV Class A	1,789,097	3,352,771
Grupo Elektra SAB DE CV (b)	61,195	3,323,406
Grupo Financiero Banorte SAB de CV Series O (a)	1,842,289	6,394,174
Grupo Financiero Inbursa SAB de CV Series O (a)	1,520,653	1,186,861
Grupo Mexico SAB de CV Class B	2,411,779	6,145,321
Grupo Televisa SAB Series CPO (a)(b)	2,004,195	2,480,306
Industrias CH SAB de CV Class B (b)	322,188	1,133,713
Industrias Penoles SAB de CV	127,475	2,063,148
Kimberly-Clark de Mexico SAB de CV Class A	2,140,831	3,403,878
Sare Holding SAB de CV Class B (a)(d)	1,493,393	—
Telesites SAB de CV (a)(b)	1,407,099	1,268,418
Security Description	Shares	Value
TV Azteca SAB de CV Series CPO (b)	4,630,138	$ 62,922
Urbi Desarrollos Urbanos SAB de CV (a)	35,124	21,798
Wal-Mart de Mexico SAB de CV	4,232,315	10,170,631
		75,959,155
MONACO — 0.0% (e)
GasLog, Ltd.	19,974	54,130
NETHERLANDS — 0.0% (e)
VEON, Ltd. ADR	452,381	570,000
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (f)	227,420	2,779,072
Cia de Minas Buenaventura SAA ADR (f)	5,932	72,667
Credicorp, Ltd.	58,198	7,215,970
Southern Copper Corp.	51,615	2,336,611
Volcan Cia Minera SAA Class B (a)	5,545,640	601,279
		13,005,599
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	603,300	572,438
Alliance Global Group, Inc. (a)	2,445,900	353,162
Ayala Corp.	12,670	180,067
Ayala Land, Inc.	8,224,610	5,038,592
Bank of the Philippine Islands	3,369,434	4,448,098
BDO Unibank, Inc.	2,634,929	4,687,761
Bloomberry Resorts Corp.	943,200	142,219
Cebu Air, Inc. (a)	1,374,590	1,070,354
Cebu Holdings, Inc.	6,735,164	833,560
D&L Industries, Inc.	2,548,505	291,228
DoubleDragon Properties Corp. (a)	1,735,450	501,161
East West Banking Corp. (a)	1,418,000	251,835
Filinvest Land, Inc.	72,422,000	1,359,406
First Philippine Holdings Corp.	477,560	600,890
Global Ferronickel Holdings, Inc. (a)	2,310,449	54,807
GMA Holdings, Inc.	4,298,400	428,244
GT Capital Holdings, Inc.	12,487	99,525
JG Summit Holdings, Inc.	572,930	711,435
Jollibee Foods Corp.	125,600	375,660
Megawide Construction Corp.	5,480,888	819,646
Megaworld Corp. (a)	8,127,300	496,221
Nickel Asia Corp.	1,186,000	72,657
PLDT, Inc.	122,010	3,369,872
Puregold Price Club, Inc.	360,980	364,852
San Miguel Corp.	164,260	335,093
SM Investments Corp.	197,640	3,587,525
SM Prime Holdings, Inc.	3,635,690	2,204,812
Top Frontier Investment Holdings, Inc. (a)	23,111	57,206
Universal Robina Corp.	273,440	755,795

120

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Vista Land & Lifescapes, Inc.	1,267,378	$ 89,145
		34,153,266
POLAND — 0.7%
11 bit studios SA (a)	1,519	190,545
Asseco Poland SA	62,149	1,117,166
Bank Polska Kasa Opieki SA (a)	185,874	2,419,124
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	19,290	83,569
Bioton SA (a)	1,197	1,291
CCC SA (a)	9,394	114,681
CD Projekt SA (a)	31,727	3,433,361
Columbus Energy SA (a)	5,324	101,210
Datawalk SA (a)	2,226	110,254
Dino Polska SA (a)(c)	12,661	745,969
Eurocash SA (a)	9,400	35,010
Getin Holding SA (a)	91,039	18,366
Getin Noble Bank SA (a)	351,918	16,730
Globe Trade Centre SA (a)	322,747	510,872
Grupa Lotos SA	116,255	1,037,060
KGHM Polska Miedz SA (a)	199,066	6,075,443
LPP SA (a)	73	124,047
mBank SA (a)	30,224	1,300,781
Mercator Medical SA (a)	2,079	246,812
Orange Polska SA (a)	1,218,979	2,156,508
PGE Polska Grupa Energetyczna SA (a)	693,535	1,151,602
PlayWay SA	1,487	214,992
Polimex-Mostostal SA (a)	17,892	9,672
Polski Koncern Naftowy ORLEN SA	240,484	2,851,835
Powszechna Kasa Oszczednosci Bank Polski SA (a)	551,374	3,024,724
Powszechny Zaklad Ubezpieczen SA (a)	354,534	2,273,177
Santander Bank Polska SA (a)	27,856	1,027,394
TEN Square Games SA	1,258	186,112
		30,578,307
QATAR — 0.7%
Aamal Co.	381,584	98,199
Al Meera Consumer Goods Co. QSC	94,724	512,774
Alijarah Holding Co QPSC	3,494,916	1,129,777
Commercial Bank PQSC	348,172	389,195
Industries Qatar QSC	613,879	1,660,727
Mannai Corp. QSC	324,656	271,959
Masraf Al Rayan QSC	3,713,570	4,242,914
Mazaya Real Estate Development QPSC (a)	2,042,928	663,208
Medicare Group	274,042	572,019
Mesaieed Petrochemical Holding Co.	2,686,670	1,534,080
Ooredoo QSC	950,744	1,746,904
Qatar Electricity & Water Co. QSC	91,343	423,725
Qatar First Bank (a)	640,623	229,611
Qatar Fuel QSC	64,824	315,129
Security Description	Shares	Value
Qatar Gas Transport Co., Ltd.	279,929	$ 207,121
Qatar Insurance Co. SAQ	1,040,907	653,247
Qatar International Islamic Bank QSC	163,109	375,854
Qatar Islamic Bank SAQ	382,310	1,732,523
Qatar National Bank QPSC	2,535,544	12,674,238
Qatar Navigation QSC	85,092	139,662
Qatari Investors Group QSC	967,883	508,797
Vodafone Qatar QSC	1,848,893	640,841
		30,722,504
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	179,736	743,512
RUSSIA — 3.1%
Evraz PLC	229,775	1,023,645
Gazprom PJSC ADR	3,944,664	17,175,067
LSR Group PJSC GDR	138,821	303,324
LUKOIL PJSC ADR	283,124	16,387,217
Magnit PJSC GDR	163,007	2,432,065
Mail.Ru Group, Ltd. GDR (a)	40,723	1,115,810
Mechel PJSC ADR (a)	174,794	263,939
MMC Norilsk Nickel PJSC ADR	512,088	12,366,925
Mobile TeleSystems PJSC ADR	592,553	5,172,988
Novatek PJSC GDR	79,075	10,833,275
Novolipetsk Steel PJSC GDR	37,228	824,228
Novorossiysk Commercial Sea Port PJSC GDR	57,255	473,951
Polymetal International PLC	126,689	2,767,122
Rosneft Oil Co. PJSC GDR (b)	1,306,701	6,425,049
Rostelecom PJSC ADR (b)	105,221	775,479
Sberbank of Russia PJSC ADR (a)(f)	961,504	11,235,174
Sberbank of Russia PJSC ADR (f)	885,110	10,329,234
Severstal PAO GDR (b)	532,979	6,774,163
Sistema PJSC FC GDR (b)	153,787	824,298
Surgutneftegas PJSC ADR	1,021,024	4,510,884
Tatneft PJSC ADR (f)	224,974	8,049,570
Tatneft PJSC ADR (b)(f)	1,402	49,464
VTB Bank PJSC GDR (a)	2,324,515	1,936,321
X5 Retail Group NV GDR	42,901	1,587,337
Yandex NV Class A (a)(b)	174,705	11,399,501
		135,036,030
SAUDI ARABIA — 3.0%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	193,104	870,047
Abdullah Al Othaim Markets Co.	41,474	1,432,998
Advanced Petrochemical Co.	29,759	468,889
Al Hammadi Co. for Development and Investment (a)	118,668	915,897
Al Jouf Agricultural Development Co.	33,828	354,883

121

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Al Khaleej Training and Education Co.	390,420	$ 2,685,445
Al Rajhi Bank	590,751	10,347,474
Al Rajhi Co. for Co-operative Insurance (a)	8,854	190,020
Al Rajhi REIT	234,471	643,859
Aldrees Petroleum and Transport Services Co.	21,576	380,797
Al-Etihad Cooperative Insuarnce Co.	184,440	1,137,845
Almarai Co. JSC	69,096	974,480
Alujain Holding (a)	40,825	482,708
Arabian Cement Co.	30,420	263,577
AXA Cooperative Insurance Co. (a)	97,054	1,025,938
Bank AlBilad	122,490	788,320
Banque Saudi Fransi	223,605	1,925,522
Basic Chemical Industries, Ltd. (a)	161,525	1,287,584
Batic Investments and Logistic Co. (a)	129,002	1,122,908
Bawan Co. (a)	201,246	1,009,744
Bupa Arabia for Cooperative Insurance Co. (a)	17,377	568,902
Buruj Cooperative Insurance Co. (a)	101,449	826,273
City Cement Co. (a)	76,885	406,265
Co. for Cooperative Insurance (a)	21,448	496,902
Dallah Healthcare Co.	67,128	844,715
Dar Al Arkan Real Estate Development Co. (a)	164,984	412,141
Derayah REIT	229,579	665,925
Dr Sulaiman Al Habib Medical Services Group Co.	5,667	145,645
Dur Hospitality Co.	112,455	933,902
Eastern Province Cement Co.	85,216	796,295
Etihad Etisalat Co. (a)	189,644	1,443,477
Fawaz Abdulaziz Al Hokair & Co. (a)	30,151	186,329
Fitaihi Holding Group	560,709	2,962,823
Hail Cement Co. (a)	75,139	316,109
Herfy Food Services Co.	33,122	475,076
Jadwa REIT Saudi Fund	108,748	398,357
Jarir Marketing Co.	31,554	1,576,480
Jazan Energy and Development Co. (a)	91,143	392,185
Leejam Sports Co. JSC	44,850	854,935
Malath Cooperative Insurance Co. (a)	157,290	880,613
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	75,925	573,855
Methanol Chemicals Co. (a)	307,163	1,089,143
Middle East Healthcare Co. (a)	37,808	369,422
Mobile Telecommunications Co. (a)	257,679	931,544
Mouwasat Medical Services Co.	46,421	1,546,995
Security Description	Shares	Value
Musharaka Real Estate Income Fund REIT	186,083	$ 489,157
Najran Cement Co. (a)	68,484	324,262
Nama Chemicals Co. (a)	90,429	784,735
National Co. for Glass Manufacturing (a)	268,590	2,090,919
National Co. for Learning & Education	145,463	1,882,809
National Commercial Bank	764,649	7,573,305
National Gas & Industrialization Co.	21,609	176,287
National Medical Care Co.	59,505	875,703
National Petrochemical Co.	20,831	165,220
Qassim Cement Co.	52,177	1,027,988
Red Sea International Co. (a)	148,337	730,038
Riyad Bank	826,797	4,108,746
Riyad REIT Fund	101,863	248,215
Sahara International Petrochemical Co.	106,402	468,624
Samba Financial Group	444,901	3,190,657
Saudi Advanced Industries Co.	362,044	1,806,890
Saudi Airlines Catering Co.	6,996	154,062
Saudi Arabian Amiantit Co. (a)	88,924	373,154
Saudi Arabian Fertilizer Co.	83,394	1,820,888
Saudi Arabian Mining Co. (a)	172,966	1,925,226
Saudi Arabian Oil Co. (c)	688,679	6,591,372
Saudi Automotive Services Co.	274,317	2,406,097
Saudi Basic Industries Corp.	423,743	9,986,638
Saudi Cement Co.	43,943	680,660
Saudi Ceramic Co. (a)	136,827	1,605,052
Saudi Chemical Co. Holding (a)	137,896	1,227,899
Saudi Co. For Hardware CJSC	34,841	477,439
Saudi Electricity Co.	288,624	1,325,043
Saudi Industrial Investment Group	37,714	233,670
Saudi Industrial Services Co.	135,752	960,894
Saudi Kayan Petrochemical Co. (a)	42,631	132,750
Saudi Pharmaceutical Industries & Medical Appliances Corp.	112,458	1,097,327
Saudi Printing & Packaging Co. (a)	79,100	433,153
Saudi Public Transport Co. (a)	241,514	1,166,716
Saudi Re for Cooperative Reinsurance Co. (a)	531,409	1,878,611
Saudi Research & Marketing Group (a)	22,534	471,599
Saudi Telecom Co.	360,806	9,657,662
Saudi Vitrified Clay Pipe Co., Ltd.	29,130	458,202
Saudia Dairy & Foodstuff Co.	9,605	467,075
Savola Group	81,096	1,037,780
Southern Province Cement Co.	57,140	1,048,077
Tabuk Cement Co. (a)	130,649	570,538
Takween Advanced Industries Co. (a)	321,049	1,085,313
Umm Al-Qura Cement Co.	424,178	3,081,621

122

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
United Electronics Co.	39,450	$ 733,068
United International Transportation Co.	63,035	571,380
Walaa Cooperative Insurance Co. (a)	58,656	366,864
Yamama Cement Co.	61,023	422,991
Yanbu Cement Co.	77,002	741,095
Yanbu National Petrochemical Co.	76,946	1,204,172
		130,740,886
SINGAPORE — 0.0% (e)
Aslan Pharmaceuticals, Ltd. (a)	142,000	53,960
Grindrod Shipping Holdings, Ltd. (a)	17,111	71,696
Riverstone Holdings, Ltd. (b)	194,400	497,001
		622,657
SOUTH AFRICA — 3.6%
Absa Group, Ltd.	412,609	2,209,487
Adcock Ingram Holdings, Ltd.	121,876	283,354
Adcorp Holdings, Ltd.	463,875	55,342
African Rainbow Minerals, Ltd. (b)	127,181	1,475,391
Alexander Forbes Group Holdings, Ltd.	536,019	112,474
Allied Electronics Corp., Ltd.	134,217	177,830
Anglo American Platinum, Ltd.	34,849	2,429,924
ArcelorMittal South Africa, Ltd. (a)	187,450	4,046
Ascendis Health, Ltd. (a)	233,941	8,135
Aspen Pharmacare Holdings, Ltd. (a)	278,179	1,989,280
Astral Foods, Ltd.	17,325	136,616
Aveng, Ltd. (a)(b)	752,820	1,354
Barloworld, Ltd.	293,718	1,082,249
Bid Corp., Ltd.	117,778	1,823,653
Bidvest Group, Ltd. (b)	293,456	2,429,809
Blue Label Telecoms, Ltd. (a)	1,201,878	263,001
Capitec Bank Holdings, Ltd.	39,316	2,445,182
Clicks Group, Ltd.	55,371	738,048
Coronation Fund Managers, Ltd.	620,381	1,499,626
Curro Holdings, Ltd. (b)	145,138	70,481
Discovery, Ltd.	355,178	2,723,883
EOH Holdings, Ltd. (a)(b)	112,371	30,788
FirstRand, Ltd.	3,843,598	9,500,692
Foschini Group, Ltd. (b)	393,205	1,933,022
Gold Fields, Ltd.	598,292	7,291,415
Grindrod, Ltd.	1,155,206	241,014
Group Five, Ltd. (d)	219,472	—
Growthpoint Properties, Ltd. REIT	943,272	692,751
Harmony Gold Mining Co., Ltd. (a)	276,609	1,478,233
Impala Platinum Holdings, Ltd. (b)	490,925	4,281,466
Imperial Logistics, Ltd.	226,628	514,940
Investec, Ltd.	250,474	473,768
Security Description	Shares	Value
Invicta Holdings, Ltd. (a)(b)	354,988	$ 226,869
Kumba Iron Ore, Ltd.	48,855	1,451,708
Lewis Group, Ltd.	296,533	308,977
Life Healthcare Group Holdings, Ltd.	146,560	149,899
Massmart Holdings, Ltd. (a)(b)	196,315	371,445
Mediclinic International PLC	150,389	554,131
Momentum Metropolitan Holdings	1,098,177	1,020,488
Motus Holdings, Ltd.	148,964	386,699
Mr. Price Group, Ltd.	201,414	1,594,045
MTN Group, Ltd. (b)	1,160,594	3,906,220
MultiChoice Group, Ltd.	333,383	1,936,140
Murray & Roberts Holdings, Ltd.	420,417	134,594
Naspers, Ltd. Class N	279,978	49,684,345
Nedbank Group, Ltd.	334,843	2,022,909
Net 1 UEPS Technologies, Inc. (a)	36,930	124,454
Netcare, Ltd.	2,070,799	1,604,000
Ninety One, Ltd. (a)	111,407	293,879
Northam Platinum, Ltd. (a)	318,112	3,246,726
Old Mutual, Ltd. (b)	1,953,209	1,198,416
PPC, Ltd. (a)(b)	1,183,106	41,848
PSG Group, Ltd.	280,797	774,044
Rand Merchant Investment Holdings, Ltd.	1,095,361	1,906,375
Remgro, Ltd.	583,040	3,286,416
Sanlam, Ltd.	1,395,077	4,348,325
Sappi, Ltd. (a)	348,797	554,980
Sasol, Ltd. (a)	389,686	3,027,075
Shoprite Holdings, Ltd. (b)	369,602	3,027,944
Sibanye Stillwater, Ltd.	1,079,436	2,997,570
Standard Bank Group, Ltd.	896,637	5,807,714
Steinhoff International Holdings NV (a)(b)	2,512,805	105,453
Sun International, Ltd. (a)	391,037	318,831
Telkom SA SOC, Ltd. (b)	330,381	519,538
Tiger Brands, Ltd.	187,905	2,149,079
Truworths International, Ltd. (b)	489,098	913,980
Vodacom Group, Ltd.	432,648	3,197,393
Wilson Bayly Holmes-Ovcon, Ltd.	112,918	753,125
Woolworths Holdings, Ltd.	1,007,126	2,128,369
		154,471,257
TAIWAN — 14.2%
Accton Technology Corp.	187,000	1,436,624
Acer, Inc.	3,492,701	2,990,780
Adimmune Corp. (a)	546,505	1,294,463
Advanced Ceramic X Corp.	4,000	54,140
Advanced Wireless Semiconductor Co.	13,688	47,971
Advancetek Enterprise Co., Ltd.	3,234,996	2,245,129
Advantech Co., Ltd.	6,048	60,768
AGV Products Corp. (a)	5,873,415	1,516,924

123

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Airmate Cayman International Co., Ltd.	11,220	$ 9,569
Alchip Technologies, Ltd.	34,000	572,302
AP Memory Technology Corp.	26,000	295,353
APCB, Inc.	1,170,000	836,234
Applied BioCode Corp. (a)	37,000	136,058
Arcadyan Technology Corp.	37,169	109,215
ASE Technology Holding Co., Ltd.	3,398,058	6,945,827
ASMedia Technology, Inc.	11,000	552,621
ASPEED Technology, Inc.	10,000	391,893
Asustek Computer, Inc.	794,474	6,953,911
AU Optronics Corp. ADR (a)(b)	940,743	3,518,379
Audix Corp.	802,657	1,166,765
Bank of Kaohsiung Co., Ltd.	2,371,739	810,725
Basso Industry Corp.	2,087,905	2,753,883
Biostar Microtech International Corp. (a)	1,938,952	729,735
C Sun Manufacturing, Ltd.	1,168,000	1,113,072
Career Technology MFG. Co., Ltd.	102,958	95,983
Carnival Industrial Corp.	1,025,984	391,448
Catcher Technology Co., Ltd.	769,644	4,823,230
Cathay Financial Holding Co., Ltd.	6,008,136	8,007,529
Cathay No. 1 REIT	1,154,000	736,341
Center Laboratories, Inc.	675,475	1,590,615
Chailease Holding Co., Ltd.	1,167,817	5,282,233
Champion Building Materials Co., Ltd. (a)	1,171,000	263,214
Chang Hwa Commercial Bank, Ltd.	10,729,950	6,427,893
Chang Wah Electromaterials, Inc.	74,310	50,546
Charoen Pokphand Enterprise	1,375,373	3,153,262
Chen Full International Co., Ltd.	12,000	15,993
Cheng Loong Corp.	1,101,000	1,199,384
Cheng Shin Rubber Industry Co., Ltd.	68,850	87,721
Chieftek Precision Co., Ltd.	34,100	91,131
Chilisin Electronics Corp.	66,150	225,890
China Airlines, Ltd. (a)	2,354,000	672,989
China Chemical & Pharmaceutical Co., Ltd.	2,269,000	1,797,996
China Development Financial Holding Corp.	14,884,945	4,373,692
China Steel Chemical Corp.	1,102,595	3,472,021
China Steel Corp.	9,374,451	6,619,278
Chipbond Technology Corp.	66,000	144,479
Chong Hong Construction Co., Ltd.	7,717	21,316
Chroma ATE, Inc.	103,000	544,127
Chung Hwa Pulp Corp. (a)	2,341,794	713,163
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	463,169	1,081,079
Chunghwa Telecom Co., Ltd.	3,307,842	12,220,810
CMC Magnetics Corp.	1,028,656	277,036
Security Description	Shares	Value
Coland Holdings, Ltd.	5,938	$ 5,495
Compal Electronics, Inc.	5,869,774	3,860,893
Concraft Holding Co., Ltd.	15,650	45,715
Coxon Precise Industrial Co., Ltd. (a)	10,000	4,109
CTBC Financial Holding Co., Ltd.	16,412,527	10,427,129
Da-Li Development Co., Ltd.	1,407,937	1,400,062
Darfon Electronics Corp.	76,000	99,061
Delta Electronics, Inc.	2,025,463	13,217,751
Dimerco Express Corp.	1,002,910	2,070,783
E Ink Holdings, Inc.	108,000	142,076
E.Sun Financial Holding Co., Ltd.	3,918,955	3,464,030
Eclat Textile Co., Ltd.	19,854	246,101
Egis Technology, Inc.	43,000	249,430
EirGenix, Inc. (a)	51,000	110,938
Elan Microelectronics Corp.	1,400	7,033
Elite Advanced Laser Corp.	12,672	27,652
Elite Material Co., Ltd.	13,000	65,534
Elite Semiconductor Memory Technology, Inc.	2,273,750	2,924,425
eMemory Technology, Inc.	12,000	211,311
Episil Holdings, Inc. (a)	144,000	138,471
Episil-Precision, Inc.	66,998	154,066
Epistar Corp. (a)	1,095,180	1,336,738
Etron Technology, Inc. (a)	6,224	3,535
Eva Airways Corp.	1,318,110	484,700
Excelliance Mos Corp.	35,000	125,682
Excelsior Medical Co., Ltd.	77,848	148,912
Far Eastern New Century Corp.	6,587,376	5,754,458
Feng TAY Enterprise Co., Ltd.	132,985	796,661
First Financial Holding Co., Ltd.	1,678,900	1,191,264
Flytech Technology Co., Ltd.	8,854	18,740
Formosa Chemicals & Fibre Corp.	3,451,243	8,067,438
Formosa Petrochemical Corp.	320,000	883,917
Formosa Plastics Corp.	4,704,714	12,768,128
Founding Construction & Development Co., Ltd.	2,895,059	1,604,368
Foxconn Technology Co., Ltd.	1,237,223	2,200,020
Fubon Financial Holding Co., Ltd.	7,006,359	10,136,263
Fullerton Technology Co., Ltd.	1,020,000	611,042
Fwusow Industry Co., Ltd.	1,223,830	798,646
General Interface Solution Holding, Ltd.	38,000	163,352
GeneReach Biotechnology Corp. (a)	17,000	106,243
Genius Electronic Optical Co., Ltd.	22,665	458,590
Giant Manufacturing Co., Ltd.	72,302	680,281
Global Unichip Corp.	23,000	206,477
Globalwafers Co., Ltd.	69,000	914,854
Grape King Bio, Ltd.	73,664	429,847
Great Wall Enterprise Co., Ltd.	1,152,615	1,681,444
HannStar Display Corp. (a)	1,246,500	364,972

124

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Himax Technologies, Inc. ADR (a)(b)	60,890	$ 216,768
Hiwin Technologies Corp.	49,274	484,880
Hocheng Corp. (a)	3,295,000	1,070,573
Holy Stone Enterprise Co., Ltd.	57,000	198,778
Hon Hai Precision Industry Co., Ltd.	9,291,981	24,832,516
Hong TAI Electric Industrial	2,191,000	1,021,287
Hota Industrial Manufacturing Co., Ltd.	9,574	31,305
Hotai Motor Co., Ltd.	159,433	3,539,653
HTC Corp.	1,165,198	1,150,634
Hua Nan Financial Holdings Co., Ltd.	12,056,906	7,347,710
Hung Sheng Construction, Ltd.	1,052,040	641,133
Ibase Technology, Inc.	2,258,222	3,196,848
Innolux Corp.	4,685,820	1,515,991
International Games System Co., Ltd.	15,000	399,316
Iron Force Industrial Co., Ltd.	6,000	16,056
Janfusun Fancyworld Corp. (a)	806,112	99,922
KEE TAI Properties Co., Ltd.	1,153,000	393,331
Kenda Rubber Industrial Co., Ltd.	4,956	5,057
Kerry TJ Logistics Co., Ltd.	1,164,000	1,529,252
Kindom Development Co., Ltd.	1,107,000	1,494,500
Kung Long Batteries Industrial Co., Ltd.	9,000	42,418
Kuoyang Construction Co., Ltd.	1,157,036	980,776
Kwong Fong Industries Corp. (a)	55,776	25,902
Land Mark Optoelectronics Corp.	14,600	125,523
Largan Precision Co., Ltd.	48,000	5,568,676
Laser Tek Taiwan Co., Ltd.	89,000	72,215
Leatec Fine Ceramics Co., Ltd. (a)	139,000	83,989
Leofoo Development Co., Ltd. (a)	1,165,154	768,401
Li Cheng Enterprise Co., Ltd.	11,362	10,671
Lite-On Technology Corp.	3,452,265	5,495,111
Long Bon International Co., Ltd.	9,020	4,329
Longchen Paper & Packaging Co., Ltd.	2,916,920	1,686,983
Lotus Pharmaceutical Co., Ltd. (a)	27,000	75,140
Machvision, Inc.	15,597	153,482
Macroblock, Inc.	30,000	96,022
Macronix International	520,221	573,892
Makalot Industrial Co., Ltd.	4,345	25,654
MediaTek, Inc.	1,085,595	22,752,440
Medigen Biotechnology Corp. (a)	114,248	254,831
Medigen Vaccine Biologics Corp. (a)	33,000	112,575
Mega Financial Holding Co., Ltd.	7,028,333	6,746,345
Security Description	Shares	Value
Merida Industry Co., Ltd.	2,100	$ 16,895
Merry Electronics Co., Ltd.	13,571	69,350
Microbio Co., Ltd. (a)	160,000	466,819
Micro-Star International Co., Ltd.	120,000	551,067
Mosel Vitelic, Inc.	759	730
Motech Industries, Inc. (a)	122,000	162,389
Namchow Holdings Co., Ltd.	1,163,000	1,690,570
Nan Ya Plastics Corp.	4,696,486	9,648,537
Nan Ya Printed Circuit Board Corp.	54,000	220,012
Nanya Technology Corp.	59,982	119,086
National Petroleum Co., Ltd.	2,307,468	3,593,219
New Era Electronics Co., Ltd.	70,000	38,430
Newmax Technology Co., Ltd. (a)	75,654	105,271
Nexcom International Co., Ltd.	1,181,638	971,030
Novatek Microelectronics Corp.	716,296	6,566,418
OBI Pharma, Inc. (a)	43,664	168,855
Oneness Biotech Co., Ltd. (a)	137,000	1,617,775
Pacific Hospital Supply Co., Ltd.	74,782	181,520
Pan Jit International, Inc.	99,900	125,211
Parade Technologies, Ltd.	29,000	1,051,378
PChome Online, Inc.	3,519	12,211
Pegatron Corp.	1,165,686	2,567,874
Pharmally International Holding Co., Ltd.	23,076	45,097
Phytohealth Corp. (a)	9,000	7,831
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—
Polaris Group/Tw (a)	206,330	106,862
Pou Chen Corp.	4,503,462	4,066,209
Powertech Technology, Inc.	1,177,285	3,508,034
President Chain Store Corp.	107,000	971,653
Promate Electronic Co., Ltd.	1,167,000	1,339,781
ProMOS Technologies, Inc. (d)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	94,980
Quanta Computer, Inc.	3,050,975	7,964,012
Radiant Opto-Electronics Corp.	51,000	194,583
Realtek Semiconductor Corp.	139,000	1,768,576
Ritek Corp. (a)	322,000	61,483
Sampo Corp.	3,318,600	2,538,049
Sensortek Technology Corp.	4,000	109,661
Sesoda Corp.	1,393,652	1,101,948
Shanghai Commercial & Savings Bank, Ltd.	723,000	969,842
Shih Wei Navigation Co., Ltd. (a)	1,373,221	319,100
Shin Kong Financial Holding Co., Ltd.	6,024,755	1,672,503
Silicon Motion Technology Corp. ADR	16,499	623,332
Sinbon Electronics Co., Ltd.	704,710	4,355,469
Sino-American Silicon Products, Inc.	160,000	534,770
Sinon Corp.	2,336,000	1,588,951

125

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
SinoPac Financial Holdings Co., Ltd.	15,282,165	$ 5,725,139
Sinphar Pharmaceutical Co., Ltd.	726,830	942,354
Solar Applied Materials Technology Co.	1,149,227	1,684,438
Stark Technology, Inc.	1,022,747	2,217,682
Supreme Electronics Co., Ltd.	3,442,818	3,488,941
Ta Ya Electric Wire & Cable	5,964,868	3,521,830
TA-I Technology Co., Ltd.	60,000	138,803
TaiMed Biologics, Inc. (a)	80,000	254,126
Taimide Tech, Inc.	61,950	123,421
Tainan Enterprises Co., Ltd.	872,589	543,824
Taishin Financial Holding Co., Ltd.	15,115,347	6,680,355
Taisun Enterprise Co., Ltd.	2,416,000	1,755,984
Taiwan Cement Corp.	6,728,727	9,618,441
Taiwan Chinsan Electronic Industrial Co., Ltd. (a)	79,983	96,934
Taiwan Cogeneration Corp.	1,104,000	1,446,613
Taiwan Cooperative Financial Holding Co., Ltd.	1,550,150	1,043,710
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	46,934
Taiwan FU Hsing Industrial Co., Ltd.	1,096,000	1,613,991
Taiwan Land Development Corp. (a)	3,542,750	900,305
Taiwan Mobile Co., Ltd.	269,000	897,224
Taiwan Paiho, Ltd.	1,004,433	2,344,440
Taiwan Sakura Corp.	1,191,726	1,927,780
Taiwan Semiconductor Manufacturing Co., Ltd.	11,961,560	178,832,797
Taiwan Surface Mounting Technology Corp.	62,000	222,637
Taiwan TEA Corp. (a)	2,273,913	1,322,955
Taiwan Union Technology Corp.	260,612	1,007,822
Taiyen Biotech Co., Ltd.	1,157,500	1,226,961
TCI Co., Ltd.	28,724	266,789
Teapo Electronic Corp.	48,300	69,710
TPK Holding Co., Ltd. (a)	8,000	13,563
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	1,003,923	3,812,980
TrueLight Corp. (a)	9,100	11,751
Tul Corp. (a)	48,000	82,453
Tung Thih Electronic Co., Ltd. (a)	5,000	15,900
Unimicron Technology Corp.	504,000	1,294,717
Uni-President Enterprises Corp.	2,336,993	5,043,231
United Microelectronics Corp. ADR (b)	1,933,629	9,262,083
United Renewable Energy Co., Ltd. (a)	79,295	31,623
Unity Opto Technology Co., Ltd. (a)(d)	12,759	908
Ve Wong Corp.	909,340	1,007,866
Via Technologies, Inc. (a)	91,000	113,428
Security Description	Shares	Value
Visual Photonics Epitaxy Co., Ltd.	310,151	$ 840,648
Wafer Works Corp.	177,000	208,706
Walsin Lihwa Corp.	179,000	99,197
Walsin Technology Corp.	100,000	533,458
Wei Chuan Foods Corp.	1,091,000	740,216
Wei Mon Industry Co., Ltd. (d)	240,450	—
Weikeng Industrial Co., Ltd.	1,238,199	739,619
Win Semiconductors Corp.	156,000	1,543,195
Winbond Electronics Corp.	1,117,670	538,343
Wistron Corp.	3,486,476	3,587,355
Wiwynn Corp.	27,733	625,290
Yageo Corp.	111,858	1,357,575
Young Optics, Inc. (a)	43,000	82,104
Yuanta Financial Holding Co., Ltd.	1,960,400	1,204,859
Yulon Finance Corp.	10,890	37,225
Zeng Hsing Industrial Co., Ltd.	70,350	335,208
Zenitron Corp.	2,348,000	1,621,435
		615,207,511
TANZANIA, UNITED REPUBLIC OF — 0.2%
AngloGold Ashanti, Ltd.	289,692	7,521,919
THAILAND — 1.9%
Advanced Info Service PCL	1,333,820	7,197,893
Airports of Thailand PCL	3,129,200	5,579,481
B Grimm Power PCL	193,900	258,533
Bangkok Commercial Asset Management PCL	132,886	83,034
Bangkok Dusit Medical Services PCL Class F	931,500	570,291
Bangkok Expressway & Metro PCL	21,341,139	5,758,319
Bangkok Land PCL	12,752,800	398,431
Bank of Ayudhya PCL	452,800	278,646
Banpu PCL	3,920,560	717,609
Beauty Community PCL (b)	944,800	44,426
BEC World PCL (a)	470,200	75,677
BTS Group Holdings PCL	586,500	175,834
Bumrungrad Hospital PCL	118,700	356,802
Central Pattana PCL	937,600	1,257,531
Central Plaza Hotel PCL (a)	701,900	498,391
Central Retail Corp. PCL (a)(b)	919,500	754,462
CH Karnchang PCL (a)	117,448	63,010
Charoen Pokphand Foods PCL	351,900	310,949
CP ALL PCL (a)	3,248,700	6,177,015
CPN Retail Growth Leasehold REIT	220,800	170,020
Delta Electronics Thailand PCL	226,000	1,116,182
Electricity Generating PCL	685,901	4,047,763
Energy Absolute PCL	117,700	145,790
Global Power Synergy PCL Class F	164,700	298,864
Gulf Energy Development PCL	2,317,020	2,230,189
Indorama Ventures PCL	547,100	364,302
IRPC PCL	16,237,658	983,868

126

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Jasmine International PCL	4,897,641	$ 438,952
Kasikornbank PCL	1,052,400	2,549,008
Krung Thai Bank PCL	817,500	228,320
Land & Houses PCL	1,277,600	274,167
Minor International PCL (a)	586,528	370,195
Muangthai Capital PCL (a)	202,900	315,355
Pruksa Holding PCL	469,700	160,087
PTT Exploration & Production PCL	1,497,372	3,733,093
PTT Global Chemical PCL	451,700	559,502
PTT PCL	8,318,191	8,400,224
Quality Houses PCL	4,369,283	303,351
Sansiri PCL	4,539,533	85,956
Siam Cement PCL	657,649	6,682,855
Siam Commercial Bank PCL	2,049,082	4,203,245
Siam Future Development PCL	3,856,175	545,189
Sri Trang Agro-Industry PCL (a)	335,100	280,241
Srisawad Corp. PCL	247,100	380,154
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,531,666	807,221
Thai Airways International PCL (a)	1,166,400	119,263
Thai Beverage PCL	7,117,800	3,154,545
Thai Oil PCL	1,623,282	1,639,291
Thaicom PCL	704,800	125,669
Tisco Financial Group PCL NVDR (f)	35,500	71,420
Tisco Financial Group PCL (b)(f)	1,882,497	3,787,272
TMB Bank PCL	89,347,282	2,509,478
Total Access Communication PCL	118,200	120,298
True Corp. PCL	9,024,610	882,881
TTCL PCL	119,500	13,501
U City PCL Class F (a)(b)	1,520,950	54,238
		82,708,283
TURKEY — 0.5%
Akbank T.A.S. (a)	2,252,096	1,505,461
Anadolu Efes Biracilik Ve Malt Sanayii A/S	394,934	1,060,109
Aselsan Elektronik Sanayi Ve Ticaret A/S	218,180	547,139
Bera Holding A/S (a)	295,772	391,591
BIM Birlesik Magazalar A/S	219,006	1,978,520
Coca-Cola Icecek A/S	8,218	47,788
Dogan Sirketler Grubu Holding A/S	2,681,611	824,934
Eregli Demir ve Celik Fabrikalari TAS	1,454,051	1,785,443
Gubre Fabrikalari TAS (a)	29,311	122,203
Haci Omer Sabanci Holding A/S	980,205	1,058,560
Izmir Demir Celik Sanayi A/S (a)	86,820	211,073
KOC Holding A/S	1,471,317	2,801,635
Security Description	Shares	Value
Logo Yazilim Sanayi Ve Ticaret A/S (a)	9,662	$ 122,905
Migros Ticaret A/S (a)	15,265	81,634
MLP Saglik Hizmetleri AS (a)(c)	64,273	144,077
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	30,345	186,068
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	80,380	89,518
Tupras Turkiye Petrol Rafinerileri A/S (a)	112,211	1,159,375
Turk Hava Yollari AO (a)	482,625	657,770
Turkcell Iletisim Hizmetleri A/S	844,851	1,666,859
Turkiye Garanti Bankasi A/S (a)	2,121,407	1,955,049
Turkiye Halk Bankasi A/S (a)	188,141	125,278
Turkiye Is Bankasi A/S Class C (a)	2,295,429	1,594,017
Turkiye Sigorta A/S (a)	139,433	102,799
Turkiye Vakiflar Bankasi TAO Class D (a)	320,768	172,372
Ulker Biskuvi Sanayi A/S (a)	507,272	1,505,194
Yapi ve Kredi Bankasi A/S (a)	2,287,784	632,514
		22,529,885
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	2,019,646	3,106,598
Agthia Group PJSC	70,094	65,836
Air Arabia PJSC	3,828,090	1,167,244
Ajman Bank PJSC (a)	1,500,222	283,858
Al Waha Capital PJSC (a)	725,550	191,602
Aldar Properties PJSC	3,211,452	1,757,352
Arabtec Holding PJSC (a)	504,845	72,844
Bank of Sharjah (a)	529,972	76,470
DAMAC Properties Dubai Co. PJSC (a)	2,661,573	667,359
Depa, Ltd. (a)	1,406,287	109,114
Deyaar Development PJSC (a)	2,481,876	193,245
Dubai Financial Market PJSC	1,540,977	351,562
Dubai Investments PJSC	1,307,260	409,281
DXB Entertainments PJSC (a)	6,043,220	220,462
Emaar Malls PJSC (a)	778,443	315,773
Emaar Properties PJSC (a)	2,773,127	2,106,373
Emirates NBD Bank PJSC	417,274	1,209,852
Emirates Telecommunications Group Co. PJSC	603,232	2,736,029
Eshraq Properties Co. PJSC (a)	3,689,606	313,398
First Abu Dhabi Bank PJSC	2,492,802	7,628,083
Gulf General Investment Co. (a)(d)	638,957	15,525
Gulf Pharmaceutical Industries PSC (a)	80,276	29,941
Invest bank PSC (a)	76,929	9,215
National Central Cooling Co. PJSC	1,758,167	1,067,398

127

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Network International Holdings PLC (a)(c)	153,520	$ 542,222
Orascom Construction PLC (f)	5,490	27,175
Orascom Construction PLC (f)	23,700	106,785
RAK Properties PJSC	2,942,418	305,204
Ras Al Khaimah Ceramics	208,008	77,016
SHUAA Capital PSC (a)	3,977,892	713,674
Union Properties PJSC (a)	1,016,516	82,469
		25,958,959
UNITED KINGDOM — 0.0% (e)
Tiso Blackstar Group SE (a)	2,365	581
UNITED STATES — 0.1%
Bizlink Holding, Inc.	29,000	225,796
Ideanomics, Inc. (a)	126,161	114,630
IntelliEPI, Inc.	209,000	366,591
JBS SA	451,196	1,654,627
Titan Cement International SA	28,295	366,972
		2,728,616
TOTAL COMMON STOCKS (Cost $4,203,663,389)		4,310,270,332

PREFERRED STOCKS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Zambezi Platinum RF, Ltd. , Preference Shares 10.50% (Cost: $430,156)	88,595	459,440
RIGHTS — 0.0% (e)
THAILAND — 0.0% (e)
Siam Cement PCL (expiring 10/02/20) (a) (d) (Cost: $0)	98,791	—
WARRANTS — 0.0% (e)
BRAZIL — 0.0% (e)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (a)	7,043	6,173
MALAYSIA — 0.0% (e)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	82,180
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	4,531
		86,711
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	43,400	781
Minor International PCL (expiring 7/31/23) (a)	26,251	6,172
Security Description	Shares	Value
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	$ 3,596
TTCL PCL (expiring 6/28/21) (a)	9,560	108
		10,657
TOTAL WARRANTS (Cost $0)		103,541
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g) (h)	5,389,634	5,389,634
State Street Navigator Securities Lending Portfolio II (i) (j)	54,591,785	54,591,785
TOTAL SHORT-TERM INVESTMENTS (Cost $59,981,419)		59,981,419
TOTAL INVESTMENTS — 100.7% (Cost $4,264,074,964)		4,370,814,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(30,171,084)
NET ASSETS — 100.0%		$ 4,340,643,648
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $148,332, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

128

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

At September 30, 2020, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	22	10/29/2020	$1,057,475	$1,084,600	$27,125
During the period ended September 30, 2020, average notional value related to futures contracts was $965,868.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,232,484,022	$77,637,978	$148,332	$4,310,270,332
Preferred Stocks	459,440	—	—	459,440
Rights	—	—	0(a)	0
Warrants	103,541	—	—	103,541
Short-Term Investments	59,981,419	—	—	59,981,419
TOTAL INVESTMENTS	$4,293,028,422	$77,637,978	$148,332	$4,370,814,732
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	27,125	—	—	27,125
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 27,125	$ —	$ —	$ 27,125
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,293,055,547	$77,637,978	$148,332	$4,370,841,857
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$11,808,034	$ 335,509,528	$ 347,317,608	$46	$—	—	$ —	$143,811
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	232,446,704	227,057,070	—	—	5,389,634	5,389,634	52,956
State Street Navigator Securities Lending Portfolio II	—	—	418,957,442	364,365,657	—	—	54,591,785	54,591,785	527,984
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$1,009,585,170	$1,001,775,820	$46	$—		$59,981,419	$775,956
129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Globant SA (b)	16,753	$ 3,002,473
AUSTRALIA — 5.9%
Abacus Property Group REIT	124,157	258,959
Afterpay, Ltd. (b)	81,495	4,672,338
AGL Energy, Ltd.	283,074	2,763,406
ALS, Ltd.	201,888	1,332,716
Altium, Ltd.	48,195	1,240,812
Alumina, Ltd.	2,857,608	2,816,261
AMP, Ltd.	1,567,106	1,465,806
Ampol, Ltd.	113,496	1,948,290
Ansell, Ltd.	246,916	6,565,846
APA Group Stapled Security	779,174	5,769,024
Ardent Leisure Group, Ltd. (b)	2,759,749	1,107,708
Aristocrat Leisure, Ltd.	414,577	8,905,525
ASX, Ltd.	86,107	5,000,326
Atlas Arteria, Ltd. Stapled Security	263,340	1,145,706
Aurizon Holdings, Ltd.	926,582	2,822,542
AusNet Services	731,546	985,751
Australia & New Zealand Banking Group, Ltd.	1,161,153	14,331,451
Avita Medical, Ltd. (b)	602	2,977
Bendigo & Adelaide Bank, Ltd. (c)	242,791	1,051,083
Betmakers Technology Group, Ltd. (b)	7,243,217	2,102,588
BHP Group PLC	792,884	16,952,115
BHP Group, Ltd.	1,113,681	28,417,010
BlueScope Steel, Ltd.	356,346	3,243,719
Boral, Ltd.	299,944	980,331
Brambles, Ltd.	1,127,219	8,475,228
BWP Trust REIT	1,718,842	4,977,198
carsales.com, Ltd.	152,742	2,262,906
Chalice Gold Mines, Ltd. (b)	475,229	889,019
Challenger, Ltd.	279,908	768,390
Charter Hall Group REIT	184,959	1,647,837
CIMIC Group, Ltd. (b)(c)	50,173	667,086
Cleanaway Waste Management, Ltd.	827,622	1,239,784
Coca-Cola Amatil, Ltd.	265,994	1,811,186
Cochlear, Ltd.	23,153	3,285,792
Coles Group, Ltd.	497,615	6,063,313
Commonwealth Bank of Australia	710,444	32,390,886
Computershare, Ltd.	203,988	1,786,666
Crown Resorts, Ltd.	147,436	928,881
CSL, Ltd.	198,594	40,852,214
CSR, Ltd.	993,664	3,041,130
De Grey Mining, Ltd. (b)	492,203	428,635
Dexus REIT	461,779	2,942,412
Domain Holdings Australia, Ltd.	68,034	180,424
Domino's Pizza Enterprises, Ltd.	25,681	1,458,191
Dubber Corp., Ltd. (b)	858,363	639,841
Security Description	Shares	Value
Evolution Mining, Ltd.	613,294	$ 2,527,576
Flight Centre Travel Group, Ltd. (b)	22,240	219,501
Fortescue Metals Group, Ltd.	721,418	8,428,342
Goodman Group REIT	666,401	8,568,912
GPT Group REIT	742,206	2,074,706
GWA Group, Ltd. (c)	923,343	1,839,820
Harvey Norman Holdings, Ltd. (c)	246,399	800,027
Iluka Resources, Ltd.	227,810	1,472,811
Incitec Pivot, Ltd.	712,567	1,036,786
Ingenia Communities Group REIT	642,542	2,100,071
Insurance Australia Group, Ltd.	1,748,875	5,490,355
JB Hi-Fi, Ltd. (c)	46,115	1,555,470
LendLease Corp., Ltd. Stapled Security	237,537	1,877,908
LIVETILES, Ltd. (b)(c)	3,392,692	474,184
Macquarie Group, Ltd.	167,621	14,365,417
Magellan Financial Group, Ltd.	57,170	2,320,914
Medibank Pvt, Ltd.	1,158,898	2,084,906
Megaport, Ltd. (b)	89,814	1,035,780
Mesoblast, Ltd. (b)(c)	300,526	1,094,242
Mineral Resources, Ltd. (c)	63,137	1,127,263
Mirvac Group REIT	1,595,309	2,492,694
National Australia Bank, Ltd.	1,176,644	14,969,628
Newcrest Mining, Ltd.	366,531	8,207,092
NEXTDC, Ltd. (b)	176,697	1,555,232
nib holdings, Ltd.	184,253	538,818
Nine Entertainment Co. Holdings, Ltd.	202,093	252,763
Northern Star Resources, Ltd.	306,997	3,001,346
Oil Search, Ltd.	548,916	1,038,670
Orica, Ltd.	128,407	1,420,111
Origin Energy, Ltd.	947,473	2,920,135
Orora, Ltd.	634,941	1,092,225
OZ Minerals, Ltd.	201,693	2,025,333
Perpetual, Ltd.	127,357	2,553,188
PointsBet Holdings Pty, Ltd. (b)	306,280	2,318,196
PolyNovo, Ltd. (b)(c)	610,268	966,675
Qantas Airways, Ltd. (b)	426,104	1,236,910
QBE Insurance Group, Ltd.	570,871	3,522,968
Qube Holdings, Ltd.	763,988	1,374,446
Ramsay Health Care, Ltd.	54,364	2,574,833
REA Group, Ltd. (c)	21,806	1,718,770
Redbubble, Ltd. (b)	178,056	528,353
Rio Tinto, Ltd.	163,846	11,076,619
Santos, Ltd.	1,056,046	3,693,773
Saracen Mineral Holdings, Ltd. (b)	433,786	1,607,436
Scentre Group REIT	2,199,925	3,468,951
SEEK, Ltd.	149,003	2,273,727
Silver Mines, Ltd. (b)(c)	3,132,193	426,550
Sonic Healthcare, Ltd.	257,655	6,123,795
South32, Ltd. (d)	741,174	1,094,636
South32, Ltd. (d)	1,331,266	1,946,537

130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Spark Infrastructure Group Stapled Security	715,659	$ 1,051,544
Splitit, Ltd. (b)(c)	470,361	460,184
Stockland REIT	1,047,691	2,838,524
Suncorp Group, Ltd.	525,775	3,184,375
Sydney Airport Stapled Security	557,550	2,341,796
Tabcorp Holdings, Ltd.	1,414,509	3,386,256
Telstra Corp., Ltd.	1,825,080	3,636,590
Temple & Webster Group, Ltd. (b)	76,567	676,663
TPG TELECOM, Ltd. (b)	98,780	516,844
Transurban Group Stapled Security	1,059,340	10,713,465
Treasury Wine Estates, Ltd.	526,962	3,376,637
TUAS, Ltd. (b)	49,390	18,939
Vicinity Centres REIT	1,374,683	1,354,793
Wesfarmers, Ltd.	497,624	15,843,366
Westpac Banking Corp.	1,391,156	16,791,346
Whispir, Ltd. (b)(c)	328,831	827,270
WiseTech Global, Ltd.	58,409	1,079,689
Woodside Petroleum, Ltd.	458,413	5,776,215
Woolworths Group, Ltd.	449,031	11,724,736
Worley, Ltd.	386,420	2,645,030
		469,378,972
AUSTRIA — 0.2%
ams AG (b)	25,776	587,202
ANDRITZ AG	14,956	462,306
Erste Group Bank AG	148,546	3,113,692
OMV AG (b)	147,312	4,042,244
Raiffeisen Bank International AG (b)	55,710	853,842
Voestalpine AG	131,138	3,460,028
		12,519,314
BELGIUM — 0.8%
Ackermans & van Haaren NV (b)	9,489	1,231,790
Aedifica SA REIT	41,160	5,029,348
Ageas SA/NV	151,142	6,178,473
Anheuser-Busch InBev SA	309,745	16,789,966
Bekaert SA	40,862	851,003
Celyad SA (b)(c)	10,733	105,345
Colruyt SA	25,916	1,682,413
Euronav NV	75,805	671,585
Galapagos NV (b)	17,747	2,522,297
Gimv NV	8,118	455,512
Groupe Bruxelles Lambert SA	46,628	4,209,139
KBC Group NV	142,030	7,126,741
Proximus SADP	59,805	1,092,280
Solvay SA	31,243	2,691,363
UCB SA	81,310	9,248,777
Umicore SA	82,840	3,453,411
		63,339,443
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	169,033	8,267,210
Security Description	Shares	Value
CANADA — 8.3%
AGF Management, Ltd. Class B	278,919	$ 1,238,249
Agnico Eagle Mines, Ltd.	97,167	7,717,348
Aimia, Inc. (b)(c)	100,739	292,620
Air Canada (b)	110,579	1,298,884
Alamos Gold, Inc. Class A (c)	161,400	1,417,348
Algonquin Power & Utilities Corp. (c)	113,401	1,641,906
Alimentation Couche-Tard, Inc. Class B	353,041	12,255,670
AltaGas, Ltd. (c)	61,144	736,063
Aphria, Inc. (b)(c)	39,367	174,179
ARC Resources, Ltd. (c)	156,389	696,623
Atco, Ltd. Class I	31,243	900,276
Athabasca Oil Corp. (b)(c)	142,700	13,888
Aurora Cannabis, Inc. (b)(c)	34,986	162,391
B2Gold Corp.	465,407	3,020,834
Badger Daylighting, Ltd. (c)	27,239	776,538
Ballard Power Systems, Inc. (b)(c)	67,281	1,013,433
Bank of Montreal	260,496	15,180,242
Bank of Nova Scotia (c)	501,678	20,776,962
Barrick Gold Corp.	832,085	23,297,757
BCE, Inc.	114,717	4,742,409
BlackBerry, Ltd. (b)	270,775	1,238,581
Bombardier, Inc. Class B (b)(c)	1,005,984	248,531
Boralex, Inc. Class A (c)	30,533	879,817
Brookfield Asset Management, Inc. Class A (c)	662,523	21,853,463
CAE, Inc.	120,565	1,758,268
Cameco Corp.	279,715	2,816,520
Canada Goose Holdings, Inc. (b)(c)	24,494	787,972
Canadian Apartment Properties REIT	31,321	1,089,171
Canadian Imperial Bank of Commerce (c)	185,884	13,850,672
Canadian National Railway Co.	328,269	34,850,703
Canadian Natural Resources, Ltd.	546,903	8,737,346
Canadian Pacific Railway, Ltd.	56,922	17,260,907
Canadian Solar, Inc. (b)(c)	19,024	667,742
Canadian Tire Corp., Ltd. Class A (c)	35,308	3,545,206
Canadian Utilities, Ltd. Class A	48,942	1,163,689
Canadian Western Bank (c)	185,690	3,732,567
Canopy Growth Corp. (b)(c)	72,004	1,029,052
Cargojet, Inc.	5,532	789,824
CCL Industries, Inc. Class B	50,355	1,935,411
Cenovus Energy, Inc.	322,145	1,251,681
CES Energy Solutions Corp. (c)	131,138	76,577
CGI, Inc. (b)	177,871	12,035,172
Choice Properties Real Estate Investment Trust	62,625	599,175
CI Financial Corp.	101,028	1,277,457
Cineplex, Inc. (c)	25,916	139,887

131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Colliers International Group, Inc. (c)	11,947	$ 793,068
Constellation Software, Inc.	8,189	9,071,076
Crescent Point Energy Corp. (c)	297,818	358,965
CT Real Estate Investment Trust	121,820	1,274,060
Descartes Systems Group, Inc. (b)(c)	33,857	1,922,555
Docebo, Inc. (b)	28,347	1,050,266
Dollarama, Inc.	142,845	5,458,214
ECN Capital Corp. (c)	12,317	46,658
Element Fleet Management Corp. (c)	161,206	1,337,198
Emera, Inc.	61,179	2,505,328
Empire Co., Ltd. Class A	67,330	1,948,197
Enbridge, Inc.	810,548	23,604,954
Enerplus Corp. (c)	65,311	119,303
Enghouse Systems, Ltd.	16,396	893,234
Exchange Income Corp. (c)	59,775	1,359,062
Fairfax Financial Holdings, Ltd.	16,240	4,767,138
Finning International, Inc. (c)	58,429	890,597
Firm Capital Mortgage Investment Corp.	243,735	2,098,411
First Capital Real Estate Investment Trust	56,138	544,674
First Majestic Silver Corp. (b)(c)	114,892	1,088,926
FirstService Corp. (c)	13,280	1,747,005
Fortis, Inc. (c)	171,238	6,978,998
Franco-Nevada Corp.	72,028	10,033,502
George Weston, Ltd.	29,927	2,193,638
Gildan Activewear, Inc.	97,025	1,905,997
Goodfood Market Corp. (b)(c)	114,002	733,129
Gran Tierra Energy, Inc. (b)(c)	209,214	48,554
Granite Real Estate Investment Trust	10,964	634,324
Great Canadian Gaming Corp. (b)(c)	24,240	437,527
Great-West Lifeco, Inc.	127,040	2,474,700
H&R Real Estate Investment Trust	56,138	406,404
Home Capital Group, Inc. (b)	23,483	379,385
Husky Energy, Inc. (c)	250,337	577,232
Hydro One, Ltd. (c)(e)	69,749	1,473,567
iA Financial Corp., Inc.	39,324	1,364,527
IAMGOLD Corp. (b)(c)	353,631	1,352,839
IGM Financial, Inc. (c)	33,299	761,084
Imperial Oil, Ltd. (c)	103,673	1,237,168
Innergex Renewable Energy, Inc.	211,677	3,812,801
Intact Financial Corp.	58,850	6,281,739
Inter Pipeline, Ltd. (c)	140,746	1,377,167
International Petroleum Corp. (b)(c)	31,262	57,564
Keyera Corp. (c)	72,030	1,083,888
Kinross Gold Corp. (b)	459,530	4,042,281
Kirkland Lake Gold, Ltd.	110,636	5,383,747
Lightspeed POS, Inc. (b)(c)	31,610	1,009,532
Linamar Corp.	20,470	607,012
Loblaw Cos., Ltd.	79,394	4,144,596
Security Description	Shares	Value
Magna International, Inc.	164,471	$ 7,502,316
Manulife Financial Corp.	870,538	12,069,896
Maple Leaf Foods, Inc. (c)	31,236	634,892
Methanex Corp.	35,316	858,477
Metro, Inc. (c)	102,603	4,907,584
Morneau Shepell, Inc. (c)	28,143	585,720
MTY Food Group, Inc. (c)	69,418	1,719,664
National Bank of Canada	156,782	7,763,100
New Gold, Inc. (b)	250,393	425,523
Northland Power, Inc. (c)	63,080	1,902,199
Nutrien, Ltd.	326,442	12,759,526
Onex Corp.	34,012	1,512,493
Open Text Corp. (c)	91,496	3,855,059
Osisko Gold Royalties, Ltd. (c)	59,248	698,601
Pan American Silver Corp.	73,975	2,370,855
Parex Resources, Inc. (b)	152,514	1,601,925
Pembina Pipeline Corp. (c)	164,835	3,487,357
Peyto Exploration & Development Corp. (c)	55,706	103,843
Pizza Pizza Royalty Corp. (c)	113,377	708,739
Power Corp. of Canada	265,650	5,188,702
PrairieSky Royalty, Ltd. (c)	86,078	535,510
Precision Drilling Corp. (b)(c)	129,632	80,550
Premium Brands Holdings Corp. (c)	12,107	911,186
Pretium Resources, Inc. (b)	76,362	974,141
Quebecor, Inc. Class B	69,186	1,725,312
Real Matters, Inc. (b)	44,375	862,086
Restaurant Brands International, Inc. (c)	95,651	5,476,615
RioCan Real Estate Investment Trust	65,286	687,195
Ritchie Bros Auctioneers, Inc. (c)	44,834	2,650,601
Rogers Communications, Inc. Class B	236,197	9,340,015
Royal Bank of Canada	593,263	41,522,858
Russel Metals, Inc. (c)	24,525	333,610
Sandstorm Gold, Ltd. (b)	72,306	608,437
Saputo, Inc.	109,592	2,740,313
Secure Energy Services, Inc. (c)	71,949	73,794
Seven Generations Energy, Ltd. Class A (b)	73,100	196,466
Shaw Communications, Inc. Class B (c)	352,154	6,406,395
Sherritt International Corp. (b)(c)	235,719	33,529
Shopify, Inc. Class A (b)	42,718	43,547,575
SmartCentres Real Estate Investment Trust	28,216	422,474
SNC-Lavalin Group, Inc. (c)	83,311	1,331,604
SSR Mining, Inc. (b)	39,200	729,268
Stantec, Inc. (c)	32,584	986,241
Stella-Jones, Inc.	24,901	840,752
Sun Life Financial, Inc.	323,672	13,148,001
Suncor Energy, Inc.	806,160	9,813,335
TC Energy Corp. (c)	379,859	15,896,776

132

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Teck Resources, Ltd. Class B	246,253	$ 3,417,953
TELUS Corp.	408,482	7,165,063
Thomson Reuters Corp.	105,038	8,355,858
TMX Group, Ltd. (c)	20,427	2,094,159
Torex Gold Resources, Inc. (b)	35,265	497,129
Toromont Industries, Ltd. (c)	32,584	1,943,697
Toronto-Dominion Bank (c)	835,128	38,544,369
Tourmaline Oil Corp.	53,047	646,135
TransAlta Corp.	115,969	711,051
Transat AT, Inc. (b)(c)	140,404	408,888
Trillium Therapeutics, Inc. (b)	33,775	477,894
Vermilion Energy, Inc. (c)	46,332	107,874
West Fraser Timber Co., Ltd. (c)	17,597	814,936
Whitecap Resources, Inc. (c)	151,191	273,915
WSP Global, Inc. (c)	25,742	1,685,106
Xenon Pharmaceuticals, Inc. (b)(c)	52,686	583,234
Yamana Gold, Inc.	489,585	2,774,590
Zymeworks, Inc. (b)	15,013	699,306
		658,373,069
CAYMAN ISLANDS — 0.0% (a)
Endeavour Mining Corp. (b)	58,774	1,458,625
CHILE — 0.1%
Antofagasta PLC	144,106	1,906,782
Lundin Mining Corp.	309,197	1,719,883
		3,626,665
CHINA — 0.4%
Alibaba Health Information Technology, Ltd. (b)	1,976,000	4,813,791
BOC Hong Kong Holdings, Ltd.	11,000	28,955
Budweiser Brewing Co. APAC, Ltd. (e)	538,500	1,563,387
China Shandong Hi-Speed Financial Group, Ltd. (b)(c)	10,548,000	530,803
China Traditional Chinese Medicine Holdings Co., Ltd. (c)	690,000	288,465
ENN Energy Holdings, Ltd.	120,900	1,316,640
Evergrande Health Industry Group, Ltd. (b)(c)	848,500	2,176,539
Fosun International, Ltd.	709,500	823,935
Gemdale Properties & Investment Corp., Ltd.	2,810,000	474,981
HC Group, Inc. (b)(c)	614,500	96,734
HengTen Networks Group, Ltd. (b)(c)	20,308,000	759,912
Kerry Logistics Network, Ltd.	201,500	362,960
Nexteer Automotive Group, Ltd.	320,000	221,729
Noble Group, Ltd. (b)(c)(f)	60,740	901
Prosus NV (b)	178,222	16,447,680
Wilmar International, Ltd.	1,358,000	4,377,115
Zhongyu Gas Holdings, Ltd.	277,000	257,342
		34,541,869
Security Description	Shares	Value
COLOMBIA — 0.0% (a)
Millicom International Cellular SA SDR	24,882	$ 757,858
DENMARK — 2.0%
Ambu A/S Class B (c)	143,209	4,060,907
AP Moller - Maersk A/S Class A	1,354	1,991,192
AP Moller - Maersk A/S Class B	2,709	4,301,795
Ascendis Pharma A/S ADR (b)	14,692	2,267,269
Bavarian Nordic A/S (b)(c)	28,488	890,397
Carlsberg AS Class B	43,487	5,864,263
Chr. Hansen Holding A/S	40,747	4,530,618
Coloplast A/S Class B	36,656	5,794,856
Danske Bank A/S (b)	419,753	5,693,471
DSV Panalpina A/S	83,247	13,606,201
FLSmidth & Co. A/S (b)	76,848	2,194,879
Genmab A/S (b)	23,031	8,344,894
GN Store Nord A/S	59,896	4,536,725
H&H International A/S Class B (b)	38,191	759,278
ISS A/S (b)	75,169	993,530
Jyske Bank A/S (b)	20,312	572,777
NNIT A/S (e)	4,014	83,344
Novo Nordisk A/S Class B	709,337	49,095,697
Novozymes A/S Class B	91,526	5,766,019
Orsted A/S (e)	84,646	11,673,287
Pandora A/S	51,621	3,722,096
SimCorp A/S	16,351	2,152,142
Vestas Wind Systems A/S	113,311	18,386,094
Zealand Pharma A/S (b)	40,484	1,540,851
		158,822,582
EGYPT — 0.0% (a)
Centamin PLC	954,781	2,499,540
FINLAND — 1.2%
Cargotec Oyj Class B	27,491	948,422
Caverion Oyj (b)	109,459	780,411
Citycon Oyj (c)	65,388	515,271
Elisa Oyj	63,914	3,768,425
Fortum Oyj	188,141	3,811,273
Huhtamaki Oyj	39,103	1,934,128
Kemira Oyj	41,256	525,878
Kesko Oyj Class B	125,218	3,230,413
Kone Oyj Class B	160,811	14,154,447
Konecranes Oyj	28,603	897,566
Metsa Board Oyj	80,569	665,607
Neles Oyj	53,002	718,176
Neste Oyj	158,626	8,364,998
Nokia Oyj (b)(d)	1,658,790	6,516,356
Nokia Oyj (b)(d)	886,100	3,485,613
Nokian Renkaat Oyj (c)	46,323	1,311,845
Nordea Bank Abp (b)(d)	1,341,974	10,242,485
Nordea Bank Abp (b)(d)	18,732	142,494
Orion Oyj Class B	42,138	1,910,806
Outokumpu Oyj (b)(c)	252,362	676,206
Outotec Oyj	363,099	2,552,600
Sampo Oyj Class A	184,569	7,313,336

133

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Sanoma Oyj	32,772	$ 419,657
Stora Enso Oyj Class R	235,448	3,692,814
Terveystalo Oyj (e)	53,583	642,165
Tokmanni Group Corp.	48,135	850,070
UPM-Kymmene Oyj	215,861	6,578,836
Uponor Oyj	52,830	925,550
Valmet Oyj	54,992	1,362,598
Wartsila OYJ Abp (c)	188,150	1,482,220
YIT Oyj (c)	52,158	315,296
		90,735,962
FRANCE — 7.8%
Accor SA (b)	147,672	4,156,024
Adevinta ASA (b)	57,115	978,511
Aeroports de Paris	13,562	1,357,363
Air Liquide SA	183,270	29,120,530
Airbus SE (b)	248,258	18,069,810
Albioma SA	130,591	6,806,966
Alstom SA (b)	131,387	6,551,100
Alten SA (b)	11,932	1,133,357
Arkema SA	17,751	1,886,321
Atos SE (b)	35,800	2,888,285
AXA SA	603,097	11,157,134
BioMerieux	17,558	2,754,861
BNP Paribas SA (b)	458,595	16,657,477
Bollore SA	225,834	844,260
Bouygues SA	135,210	4,696,372
Bureau Veritas SA (b)	96,609	2,181,938
Capgemini SE	65,332	8,408,123
Carrefour SA	412,802	6,614,850
Casino Guichard Perrachon SA (b)(c)	58,435	1,421,870
CGG SA (b)	290,066	195,176
Christian Dior SE	1,285	526,797
Cie de Saint-Gobain (b)	274,548	11,593,378
Cie Generale des Etablissements Michelin SCA	63,961	6,879,358
Cie Plastic Omnium SA	29,936	791,957
Claranova SADIR (b)	50,037	402,517
CNP Assurances	64,506	807,867
Covivio REIT	25,347	1,786,363
Credit Agricole SA (b)	500,281	4,383,484
Danone SA	222,636	14,416,518
Dassault Systemes SE	42,236	7,912,109
Edenred	166,852	7,513,309
Eiffage SA (b)	21,809	1,785,600
Electricite de France SA	175,435	1,856,864
Elior Group SA (e)	49,391	229,357
Elis SA (b)	76,520	969,994
Engie SA (b)	680,339	9,110,875
EssilorLuxottica SA (b)	99,833	13,597,590
Eurazeo SE (b)	20,892	1,131,855
Eutelsat Communications SA	35,408	345,456
Faurecia SE (b)	23,133	1,001,526
Fnac Darty SA (b)(d)	13,941	627,760
Fnac Darty SA (b)(d)	1,233	54,802
Gaztransport Et Technigaz SA	9,242	883,809
Security Description	Shares	Value
Gecina SA REIT	17,774	$ 2,348,971
Getlink SE (b)	169,981	2,312,208
Hermes International	14,949	12,905,551
ICADE REIT	18,706	1,051,154
Iliad SA	6,701	1,234,088
Imerys SA	16,168	602,151
Ingenico Group SA (b)(c)	22,022	3,416,530
Ipsen SA	14,913	1,566,027
Kering SA	31,302	20,834,499
Klepierre SA REIT (c)	79,269	1,114,064
Lagardere SCA (b)(c)	129,652	3,211,011
Legrand SA	113,655	9,086,866
L'Oreal SA	93,817	30,540,040
LVMH Moet Hennessy Louis Vuitton SE	105,264	49,301,090
Nanobiotix (b)(c)	35,216	265,947
Natixis SA (b)	195,119	439,880
Nexans SA (b)	40,764	2,367,151
Orange SA	870,605	9,069,812
Orpea (b)	19,035	2,166,515
Pernod Ricard SA	87,378	13,950,454
Peugeot SA (b)(c)	251,552	4,572,230
Poxel SA (b)	9,986	80,448
Publicis Groupe SA	152,918	4,945,628
Renault SA (b)	100,415	2,613,499
Rexel SA (b)	123,079	1,550,090
Rubis SCA	41,138	1,651,755
Safran SA (b)	142,744	14,134,312
Sanofi	491,759	49,206,521
Sartorius Stedim Biotech	9,706	3,353,062
Schneider Electric SE (d)	246,995	30,716,196
Schneider Electric SE (d)	2,000	250,478
SCOR SE (b)	76,462	2,121,431
SEB SA	10,886	1,773,124
Societe BIC SA	10,932	573,797
Societe Generale SA (b)	308,811	4,098,558
Sodexo SA	42,135	3,014,976
SOITEC (b)	8,357	1,206,360
Suez SA	162,433	3,010,491
Technicolor SA (b)(c)	7,229	10,851
Teleperformance	24,388	7,538,591
Television Francaise 1 (b)(c)	49,067	301,214
Thales SA	42,185	3,173,884
TOTAL SE (c)	1,097,703	37,586,882
Ubisoft Entertainment SA (b)	65,966	5,960,981
Unibail-Rodamco-Westfield (c)	303,313	526,107
Unibail-Rodamco-Westfield REIT (d)	480	17,731
Unibail-Rodamco-Westfield REIT (c)(d)	39,754	1,468,453
Valeo SA	159,982	4,924,578
Vallourec SA (b)(c)	5,221	103,885
Veolia Environnement SA	357,739	7,727,242
Vinci SA	199,337	16,717,988
Vivendi SA	500,362	13,964,644
Wendel SE	12,197	1,107,753

134

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Worldline SA (b)(e)	13,834	$ 1,137,518
		615,414,740
GERMANY — 7.5%
1&1 Drillisch AG	17,732	393,308
Aareal Bank AG (b)	20,472	411,711
Adidas AG (b)	82,871	26,831,045
ADO Properties SA (b)(e)	25,053	694,506
Affimed NV (b)	233,166	790,433
AIXTRON SE (b)	46,280	558,984
Allianz SE	150,927	28,958,224
alstria office REIT-AG	64,332	894,706
Aroundtown SA (b)	408,593	2,055,497
AURELIUS Equity Opportunities SE & Co. KGaA (b)	21,467	348,902
Aurubis AG	12,182	830,543
BASF SE	376,532	22,951,272
Bayer AG	377,523	23,600,472
Bayerische Motoren Werke AG	132,065	9,600,149
Bayerische Motoren Werke AG Preference Shares	17,749	971,984
Bechtle AG	10,912	2,212,422
Beiersdorf AG	34,481	3,922,114
Bilfinger SE	51,503	941,558
Brenntag AG	65,210	4,152,242
CANCOM SE	22,230	1,149,600
Carl Zeiss Meditec AG	14,947	1,892,981
CECONOMY AG (b)	68,008	335,746
Commerzbank AG (b)(c)	383,907	1,887,641
CompuGroup Medical SE & Co. KgaA	16,536	1,530,915
Continental AG	43,393	4,705,828
Covestro AG (e)	75,399	3,744,446
CTS Eventim AG & Co. KGaA (b)	19,133	926,171
Daimler AG	405,506	21,890,417
Delivery Hero SE (b)(e)	46,874	5,393,344
Deutsche Bank AG (b)	849,664	7,163,821
Deutsche Boerse AG	97,053	17,048,626
Deutsche EuroShop AG (b)	25,906	322,014
Deutsche Lufthansa AG (b)(c)	76,701	661,984
Deutsche Pfandbriefbank AG (b)(e)	86,130	571,157
Deutsche Post AG	497,178	22,679,324
Deutsche Telekom AG	1,144,100	19,171,885
Deutsche Wohnen SE	147,801	7,398,985
Deutz AG (b)	49,456	288,001
DMG Mori AG	29,927	1,416,039
Duerr AG	19,166	590,194
DWS Group GmbH & Co. KGaA (b)(e)	13,815	476,204
E.ON SE	847,503	9,369,780
Encavis AG	67,091	1,317,008
Evonik Industries AG	50,414	1,306,508
Evotec SE (b)	48,919	1,294,726
Fielmann AG (b)	10,808	868,169
Security Description	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide (b)(c)	21,740	$ 861,168
Freenet AG	54,351	1,100,699
Fresenius Medical Care AG & Co. KGaA	90,235	7,620,733
Fresenius SE & Co. KGaA	166,333	7,573,810
Fuchs Petrolub SE Preference Shares	28,641	1,456,956
Fuchs Petrolub SE	22,737	853,202
GEA Group AG	73,862	2,599,295
Gerresheimer AG	17,664	1,977,122
Grand City Properties SA	47,194	1,141,153
GRENKE AG (c)	10,810	399,812
Hamborner REIT AG (b)	195,550	1,999,370
Hannover Rueck SE	24,589	3,811,895
Hapag-Lloyd AG (e)	11,159	603,901
HeidelbergCement AG	59,773	3,667,257
Hella GmbH & Co. KGaA (b)	17,762	896,047
HelloFresh SE (b)	53,572	2,989,034
Henkel AG & Co. KGaA Preference Shares	83,055	8,699,276
Henkel AG & Co. KGaA	52,060	4,877,750
HOCHTIEF AG	6,799	529,796
HUGO BOSS AG	27,221	682,465
Hypoport AG (b)	1,578	988,136
Infineon Technologies AG	474,362	13,414,230
Jenoptik AG	20,724	556,516
Jungheinrich AG Preference Shares	19,133	660,525
K+S AG	88,680	611,257
KION Group AG	31,418	2,696,122
Krones AG	6,726	417,630
LANXESS AG	38,143	2,189,456
LEG Immobilien AG	25,232	3,603,857
Leoni AG (b)(c)	13,568	80,428
Merck KGaA	87,373	12,761,143
METRO AG	68,008	679,467
MorphoSys AG (b)	9,470	1,203,227
MTU Aero Engines AG	21,696	3,612,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	61,657	15,660,637
Nemetschek SE	21,665	1,587,842
New Work SE (b)	1,236	377,568
Nordex SE (b)	25,640	332,538
Norma Group SE	20,436	635,054
Northern Data AG (b)	12,542	779,491
PATRIZIA AG	31,760	865,909
Pfeiffer Vacuum Technology AG	2,670	554,183
Porsche Automobil Holding SE Preference Shares (b)	73,368	4,379,183
ProSiebenSat.1 Media SE (b)	92,956	1,221,400
Puma SE (b)	38,495	3,469,551
Rational AG	1,358	1,065,355
Rheinmetall AG	17,699	1,593,134
Rocket Internet SE (b)(e)	32,380	708,528
RWE AG	225,988	8,474,858

135

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Salzgitter AG (b)	42,253	$ 699,618
SAP SE	436,326	67,927,703
Sartorius AG Preference Shares	19,098	7,847,306
Schaeffler AG Preference Shares	68,360	422,456
Scout24 AG (e)	30,169	2,635,638
Siemens AG	341,366	43,184,689
Siemens Energy AG (b)	170,683	4,603,485
Siemens Healthineers AG (e)	57,074	2,563,337
Siltronic AG	8,195	736,308
Sixt SE (b)	4,551	412,263
Sixt SE Preference Shares	6,803	366,568
Software AG	20,496	1,011,378
Stabilus SA	9,589	563,914
Stroeer SE & Co. KGaA (b)	16,790	1,307,336
Suedzucker AG	28,543	552,271
Symrise AG	51,623	7,143,217
TAG Immobilien AG	59,882	1,807,480
Talanx AG	26,368	850,931
Telefonica Deutschland Holding AG	213,094	546,998
Thyssenkrupp AG (b)	217,116	1,097,840
TUI AG (c)	199,684	756,125
Uniper SE	84,689	2,737,000
United Internet AG	51,664	1,979,273
Varta AG (b)(c)	11,034	1,550,095
Volkswagen AG (b)	16,286	2,849,390
Volkswagen AG Preference Shares (b)	74,523	12,007,308
Vonovia SE	224,517	15,422,941
Wacker Chemie AG	6,724	653,658
Zalando SE (b)(e)	46,298	4,337,881
		594,616,698
GHANA — 0.0% (a)
Tullow Oil PLC (c)	754,444	149,033
HONG KONG — 2.2%
AIA Group, Ltd.	4,776,600	46,779,863
ASM Pacific Technology, Ltd.	130,400	1,325,874
Bank of East Asia, Ltd.	555,355	1,020,420
Cafe de Coral Holdings, Ltd.	140,000	294,813
Cathay Pacific Airways, Ltd. (b)	11,000	7,594
Champion REIT	977,000	484,088
China Eco Farming, Ltd. (b)	14,000	83
China Youzan, Ltd. (b)	4,352,000	909,708
Chow Tai Fook Jewellery Group, Ltd.	476,800	621,378
CK Asset Holdings, Ltd.	1,288,348	6,275,502
CK Infrastructure Holdings, Ltd.	287,500	1,341,048
CLP Holdings, Ltd.	681,500	6,331,355
Dah Sing Banking Group, Ltd.	368,525	319,071
Dah Sing Financial Holdings, Ltd.	46,885	112,645
Dairy Farm International Holdings, Ltd.	1,100	4,147
Esprit Holdings, Ltd. (b)	1,317,819	129,231
First Pacific Co., Ltd.	2,330,000	631,355
Security Description	Shares	Value
Fortune Real Estate Investment Trust (c)	374,000	$ 313,195
Haitong International Securities Group, Ltd. (c)	892,000	212,929
Hang Lung Group, Ltd.	1,330,000	3,023,819
Hang Lung Properties, Ltd.	1,281,000	3,236,384
Hang Seng Bank, Ltd.	97,900	1,441,341
Henderson Land Development Co., Ltd.	215,869	795,234
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	693,000	715,355
HKBN, Ltd.	479,500	911,978
HKT Trust & HKT, Ltd. Stapled Security	1,313,900	1,739,434
Hong Kong & China Gas Co., Ltd.	3,472,548	4,973,585
Hong Kong Exchanges & Clearing, Ltd.	529,639	24,725,599
Hong Kong Television Network, Ltd. (b)	820,000	1,157,523
Hongkong Land Holdings, Ltd.	949,700	3,523,387
Hutchison China MediTech, Ltd. ADR (b)	24,847	802,558
Hysan Development Co., Ltd.	377,841	1,128,648
Jardine Matheson Holdings, Ltd.	111,405	4,420,550
Jardine Strategic Holdings, Ltd.	75,800	1,501,598
Johnson Electric Holdings, Ltd.	110,500	239,821
K Wah International Holdings, Ltd.	581,000	278,880
Kerry Properties, Ltd.	402,000	1,026,008
Landing International Development, Ltd. (b)	132,000	4,020
Link REIT	1,186,151	9,642,260
Long Well International Holdings, Ltd. (b)(f)	3,424,000	26,067
Luk Fook Holdings International, Ltd.	132,000	319,184
Man Wah Holdings, Ltd.	544,000	720,186
Melco International Development, Ltd.	229,000	400,676
Melco Resorts & Entertainment, Ltd. ADR	61,181	1,018,664
MTR Corp., Ltd.	276,510	1,364,711
New World Development Co., Ltd.	631,129	3,053,850
NWS Holdings, Ltd.	383,000	291,080
Pacific Basin Shipping, Ltd.	10,716,000	1,645,424
Pacific Century Premium Developments, Ltd. (b)	148,176	38,813
PCCW, Ltd.	1,383,000	824,446
Power Assets Holdings, Ltd.	102,500	536,968
Shangri-La Asia, Ltd. (b)	514,000	420,485
Shun Tak Holdings, Ltd.	760,000	243,200
Sino Land Co., Ltd.	2,829,287	3,285,624
Summit Ascent Holdings, Ltd. (b)	2,776,000	186,261
Sun Hung Kai Properties, Ltd.	670,009	8,541,534

136

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
SUNeVision Holdings, Ltd. (c)	782,000	$ 637,708
Swire Pacific, Ltd. Class A	25,500	122,400
Swire Pacific, Ltd. Class B	237,500	196,742
Swire Properties, Ltd.	525,000	1,381,935
Techtronic Industries Co., Ltd.	657,500	8,619,613
Value Partners Group, Ltd.	402,000	170,655
Vitasoy International Holdings, Ltd. (c)	230,000	891,806
VTech Holdings, Ltd.	126,400	786,126
Wharf Holdings, Ltd.	1,321,000	2,628,364
Wharf Real Estate Investment Co., Ltd.	167,000	678,774
Yue Yuen Industrial Holdings, Ltd.	226,000	365,099
Yuexiu Real Estate Investment Trust	421,000	195,561
		171,994,237
IRELAND — 0.7%
AerCap Holdings NV (b)	34,036	857,367
Amarin Corp. PLC ADR (b)(c)	118,796	500,131
Bank of Ireland Group PLC (b)	378,343	702,764
C&C Group PLC	171,646	434,932
Cairn Homes PLC (b)	52,575	47,965
CRH PLC	341,783	12,372,449
Dalata Hotel Group PLC	209,113	606,911
Flutter Entertainment PLC (b)(d)	35,977	5,724,972
Flutter Entertainment PLC (b)(c)(d)	16,016	2,536,421
Glanbia PLC	51,643	533,527
Greencore Group PLC	178,290	225,883
ICON PLC (b)	25,750	4,920,568
James Hardie Industries PLC	175,324	4,164,487
Kerry Group PLC Class A	63,838	8,197,133
Kingspan Group PLC (b)	59,778	5,446,669
Ryanair Holdings PLC ADR (b)	51,392	4,201,810
Smurfit Kappa Group PLC	80,357	3,158,612
UDG Healthcare PLC	102,354	1,022,197
		55,654,798
ISRAEL — 0.6%
Bank Hapoalim BM	437,809	2,342,457
Bank Leumi Le-Israel BM	554,989	2,446,930
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	888,065	1,033,388
Biondvax Pharmaceuticals, Ltd. ADR (b)	13,370	522,633
Check Point Software Technologies, Ltd. (b)	60,181	7,242,182
Compugen, Ltd. (b)(c)	50,764	824,915
Fiverr International, Ltd. (b)	8,242	1,145,473
ICL Group, Ltd.	183,658	650,801
Isracard, Ltd.	21,832	54,256
Israel Discount Bank, Ltd. Class A	473,749	1,279,841
Nice, Ltd. (b)	25,874	5,854,425
Security Description	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	67,319	$ 4,643,029
Reit 1, Ltd.	631,645	2,325,062
Shufersal, Ltd.	813,683	6,375,670
Strauss Group, Ltd.	147,630	4,246,364
Teva Pharmaceutical Industries, Ltd. ADR (b)	448,973	4,045,247
Wix.com, Ltd. (b)(c)	17,545	4,471,343
		49,504,016
ITALY — 1.7%
A2A SpA	611,693	889,455
Amplifon SpA (b)	34,111	1,222,009
Anima Holding SpA (e)	113,967	447,706
Assicurazioni Generali SpA	198,833	2,803,768
ASTM SpA (b)	14,924	312,736
Atlantia SpA (b)(c)	170,440	2,684,208
Autogrill SpA (b)	50,739	229,667
Azimut Holding SpA	43,929	794,336
Banca Generali SpA (b)	29,945	910,884
Banca IFIS SpA (b)	80,541	776,822
Banca Mediolanum SpA	102,681	740,515
Banca Monte dei Paschi di Siena SpA (b)(c)	6,822	11,104
Banca Popolare di Sondrio SCPA (b)	298,240	625,669
Banco BPM SpA (b)	419,929	711,561
Biesse SpA (b)	4,133	70,421
BPER Banca (b)(c)	222,136	517,850
Brembo SpA (b)	184,635	1,846,850
Buzzi Unicem SpA	47,295	1,102,832
Cairo Communication SpA (b)	211,088	314,861
Cerved Group SpA (b)	79,060	565,993
Credito Valtellinese SpA (b)	38,357	365,367
Davide Campari-Milano NV	33,709	368,370
DiaSorin SpA	9,649	1,945,032
Enav SpA (e)	101,897	386,907
Enel SpA	2,306,686	20,065,219
Eni SpA	1,048,615	8,223,959
ERG SpA	22,081	555,670
Esprinet SpA (b)	167,202	1,480,325
Falck Renewables SpA	48,962	309,181
Ferrari NV	44,178	8,115,309
FinecoBank Banca Fineco SpA (b)	160,788	2,216,383
Hera SpA	301,785	1,115,456
IMA Industria Macchine Automatiche SpA (b)	12,425	980,573
Immobiliare Grande Distribuzione SIIQ SpA REIT	219,850	764,398
Infrastrutture Wireless Italiane SpA (e)	95,798	1,060,467
Interpump Group SpA	82,126	3,054,798
Intesa Sanpaolo SpA (b)(c)	6,765,548	12,717,598
Iren SpA	1,244,067	3,200,730

137

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Italgas SpA	134,974	$ 852,323
Leonardo SpA (c)	323,521	1,896,885
Mediaset SpA (b)(c)	300,807	577,791
Mediobanca Banca di Credito Finanziario SpA	174,611	1,371,467
Moncler SpA (b)	66,510	2,728,195
Nexi SpA (b)(e)	100,443	2,016,471
Pirelli & C SpA (b)(e)	163,216	700,890
Poste Italiane SpA (e)	186,507	1,655,179
PRADA SpA (b)(c)	137,400	535,417
Prysmian SpA	84,806	2,470,283
Recordati Industria Chimica e Farmaceutica SpA	65,213	3,344,888
Reply SpA	57,061	6,587,546
Saipem SpA (c)	410,947	707,184
Salvatore Ferragamo SpA (b)(c)	28,470	419,654
Snam SpA	898,726	4,625,530
Societa Cattolica di Assicurazioni SC (b)(c)	209,007	1,115,169
Telecom Italia SpA (c)(d)	6,012,279	2,411,203
Telecom Italia SpA (d)	2,535,788	1,025,295
Terna Rete Elettrica Nazionale SpA	589,185	4,127,485
UniCredit SpA (b)	819,199	6,767,667
Unipol Gruppo SpA (b)	151,380	662,134
UnipolSai Assicurazioni SpA	237,504	619,961
Zignago Vetro SpA	163,812	2,570,221
		134,293,827
JAPAN — 24.0%
3-D Matrix, Ltd. (b)(c)	143,000	578,613
ABC-Mart, Inc.	9,500	492,419
Acom Co., Ltd. (c)	266,600	1,149,465
Activia Properties, Inc. REIT	169	639,775
ADEKA Corp.	22,400	320,728
Advance Residence Investment Corp. REIT	419	1,234,805
Advanced Media, Inc. (b)	6,800	57,413
Advantest Corp.	157,400	7,591,832
Aeon Co., Ltd.	544,220	14,573,730
AEON Financial Service Co., Ltd.	3,500	31,607
Aeon Mall Co., Ltd.	22,100	309,103
AEON REIT Investment Corp.	545	625,410
AGC, Inc.	129,700	3,773,136
AI inside, Inc. (b)	1,800	751,350
Aica Kogyo Co., Ltd.	13,300	470,094
Aiming, Inc. (b)(c)	87,000	576,263
Ain Holdings, Inc.	6,000	418,459
Air Water, Inc.	129,700	1,745,229
Aisin Seiki Co., Ltd.	130,400	4,139,486
Ajinomoto Co., Inc.	267,200	5,466,548
Akita Bank, Ltd. (c)	16,555	248,019
ALBERT, Inc. (b)(c)	10,100	610,613
Alconix Corp.	7,800	112,421
Alfresa Holdings Corp.	131,500	2,863,517
Alps Alpine Co., Ltd.	130,500	1,741,154
Security Description	Shares	Value
Amada Co., Ltd.	137,700	$ 1,281,355
Amano Corp.	23,000	532,882
ANA Holdings, Inc. (b)(c)	29,500	679,286
AnGes, Inc. (b)(c)	38,900	533,755
Anritsu Corp. (c)	34,000	770,985
Aomori Bank, Ltd.	1,010	23,936
Aoyama Trading Co., Ltd.	2,100	10,965
Aozora Bank, Ltd. (c)	14,200	234,536
As One Corp.	5,000	714,963
Asahi Group Holdings, Ltd.	276,836	9,590,755
Asahi Intecc Co., Ltd.	98,000	3,064,531
Asahi Kasei Corp.	541,550	4,693,981
Asics Corp.	130,900	1,815,954
Astellas Pharma, Inc.	1,060,100	15,741,275
Atom Corp. (c)	411,200	3,358,802
Awa Bank, Ltd. (c)	2,310	56,584
Azbil Corp.	33,200	1,233,242
Bandai Namco Holdings, Inc.	131,900	9,610,339
Bank of Iwate, Ltd. (c)	132,455	3,180,527
Bank of Kyoto, Ltd. (c)	10,700	514,062
Bank of Okinawa, Ltd. (c)	136,000	4,046,622
BASE, Inc. (b)(c)	12,300	1,282,100
BayCurrent Consulting, Inc.	3,100	428,883
Benefit One, Inc.	24,500	615,692
Benesse Holdings, Inc.	4,100	105,093
Bic Camera, Inc.	98,000	1,081,872
Bridgestone Corp.	211,265	6,640,444
Brightpath Biotherapeutics Co., Ltd. (b)	124,700	303,685
Brother Industries, Ltd.	130,700	2,063,358
CAICA, Inc. (b)(c)	5,687,400	1,023,980
Calbee, Inc.	15,800	518,781
Can Do Co., Ltd.	5,300	109,084
Canon, Inc.	534,016	8,837,856
Capcom Co., Ltd.	17,600	977,315
Casio Computer Co., Ltd. (c)	276,100	4,432,042
Central Japan Railway Co.	83,800	11,982,773
Change, Inc. (b)(c)	25,800	2,048,744
Chiba Bank, Ltd. (c)	255,750	1,403,196
Chubu Electric Power Co., Inc.	269,965	3,277,032
Chugai Pharmaceutical Co., Ltd.	351,540	15,706,539
Chugoku Bank, Ltd. (c)	129,700	1,237,638
Chugoku Electric Power Co., Inc.	130,200	1,627,346
Citizen Watch Co., Ltd.	132,600	369,415
Coca-Cola Bottlers Japan Holdings, Inc.	129,300	2,155,204
COLOPL, Inc. (b)(c)	2,000	17,019
Colowide Co., Ltd. (c)	2,400	40,641
Comforia Residential REIT, Inc.	127	369,459
COMSYS Holdings Corp. (c)	32,900	910,650
Concordia Financial Group, Ltd.	541,700	1,873,595
COOKPAD, Inc. (b)	130,400	459,668
Cosmo Energy Holdings Co., Ltd.	8,700	123,744
Cosmos Pharmaceutical Corp.	6,000	1,043,305

138

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Crea Holdings, Inc. (b)(c)	707,900	$ 429,315
Credit Saison Co., Ltd.	270,000	2,845,068
Creek & River Co., Ltd.	9,600	127,994
CrowdWorks, Inc. (b)	51,500	680,290
CyberAgent, Inc.	30,600	1,876,073
Dai Nippon Printing Co., Ltd.	126,200	2,542,416
Daicel Corp.	133,600	958,355
Daido Steel Co., Ltd. (c)	8,500	262,579
Daifuku Co., Ltd.	10,600	1,062,712
Dai-ichi Life Holdings, Inc.	539,500	7,550,853
Daiichi Sankyo Co., Ltd.	808,995	24,753,576
Daiichikosho Co., Ltd.	15,000	479,721
Daikin Industries, Ltd.	139,910	25,587,634
Daio Paper Corp. (c)	41,700	593,513
Daishi Hokuetsu Financial Group, Inc.	1,517	31,208
Daito Trust Construction Co., Ltd.	14,155	1,250,115
Daiwa House Industry Co., Ltd.	273,600	6,993,613
Daiwa House REIT Investment Corp.	1,185	3,020,610
Daiwa Office Investment Corp. REIT	92	526,561
Daiwa Securities Group, Inc.	1,236,150	5,162,241
Daiwa Securities Living Investments Corp. REIT	570	587,662
DD Holdings Co., Ltd. (c)	5,300	38,320
DeNA Co., Ltd.	130,300	2,385,479
Denka Co., Ltd.	7,000	211,930
Denso Corp.	241,910	10,537,859
Dentsu Group, Inc.	131,500	3,856,652
DIC Corp.	5,300	131,483
Digital Garage, Inc.	12,500	422,866
Disco Corp.	7,100	1,709,571
DMG Mori Co., Ltd.	27,200	374,248
Dowa Holdings Co., Ltd.	4,400	128,418
Duskin Co., Ltd. (c)	18,300	497,341
East Japan Railway Co.	142,500	8,750,118
Ebara Corp.	3,800	102,373
Eisai Co., Ltd.	136,151	12,364,931
Electric Power Development Co., Ltd.	123,700	1,902,446
euglena Co., Ltd. (b)	5,000	41,694
Ezaki Glico Co., Ltd.	2,700	120,634
FamilyMart Co., Ltd. (c)	59,524	1,336,794
FAN Communications, Inc.	5,200	23,751
Fancl Corp.	16,900	548,493
FANUC Corp.	83,855	15,987,516
Fast Retailing Co., Ltd.	23,800	14,853,293
Feed One Co., Ltd.	408,680	3,601,558
FFRI, Inc. (b)	7,500	196,650
Financial Products Group Co., Ltd. (c)	134,700	679,052
FINDEX, Inc. (c)	116,400	1,482,437
Fixstars Corp.	7,700	82,450
Focus Systems Corp. (c)	13,300	128,047
Foster Electric Co., Ltd.	137,700	1,470,557
Security Description	Shares	Value
FP Corp.	11,600	$ 486,952
Frontier Real Estate Investment Corp. REIT	177	600,455
Fuji Corp.	29,600	582,576
Fuji Electric Co., Ltd.	38,300	1,201,298
Fuji Oil Holdings, Inc.	20,000	627,310
Fuji Seal International, Inc.	17,500	335,473
FUJIFILM Holdings Corp.	222,310	10,922,746
Fujitsu, Ltd.	131,251	17,835,112
Fukuoka Financial Group, Inc.	273,034	4,563,934
Fukuoka REIT Corp.	10	12,906
Fukuyama Transporting Co., Ltd.	9,000	435,800
Furukawa Electric Co., Ltd.	132,955	3,152,217
Gakujo Co., Ltd.	17,400	183,349
Glory, Ltd.	15,000	333,744
GLP J-REIT	1,374	2,119,655
GMO internet, Inc.	3,500	90,908
GMO Payment Gateway, Inc.	7,400	788,174
GNI Group, Ltd. (b)	36,900	1,307,742
Goldwin, Inc. (c)	7,600	600,625
GS Yuasa Corp.	3,400	58,251
Gumi, Inc.	15,300	140,343
GungHo Online Entertainment, Inc.	8,100	173,237
Gunma Bank, Ltd.	141,500	469,298
Gurunavi, Inc. (c)	5,200	35,478
H.U. Group Holdings, Inc. (c)	20,000	532,929
Hachijuni Bank, Ltd.	264,500	1,035,142
Hakuhodo DY Holdings, Inc.	134,100	1,721,837
Hamamatsu Photonics KK	130,500	6,541,694
Hankyu Hanshin Holdings, Inc.	135,200	4,330,295
Hankyu Hanshin REIT, Inc.	1,386	1,604,939
Harmonic Drive Systems, Inc. (c)	10,200	651,455
Haseko Corp.	134,500	1,758,836
Hazama Ando Corp.	90,000	619,160
Heiwa Real Estate REIT, Inc.	4,064	4,478,757
Hikari Tsushin, Inc.	5,000	1,183,550
Hino Motors, Ltd.	131,200	844,166
Hirose Electric Co., Ltd.	8,240	1,056,450
Hiroshima Bank, Ltd. (b)	15,500	88,127
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,211,087
Hitachi Construction Machinery Co., Ltd. (c)	13,700	493,319
Hitachi Metals, Ltd.	133,200	2,038,454
Hitachi, Ltd.	477,095	16,017,697
Hokkoku Bank, Ltd.	16,555	483,959
Hokuhoku Financial Group, Inc.	28,600	286,461
Hokuriku Electric Power Co. (c)	132,100	987,652
Honda Motor Co., Ltd.	697,775	16,355,031
Horiba, Ltd.	4,900	254,449
Hoshizaki Corp.	15,400	1,222,894
House Foods Group, Inc.	12,000	425,282
Hoya Corp.	138,306	15,543,534
Hulic Co., Ltd.	136,700	1,274,640

139

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Hulic Reit, Inc.	976	$ 1,288,324
Hyakugo Bank, Ltd.	130,050	405,443
Ibiden Co., Ltd.	136,500	4,591,822
IBJ, Inc.	17,100	175,813
Ichigo Office REIT Investment Corp.	5,437	3,931,044
Idemitsu Kosan Co., Ltd. (c)	108,894	2,313,469
IHI Corp.	30,800	407,145
Iida Group Holdings Co., Ltd.	116,100	2,335,642
Industrial & Infrastructure Fund Investment Corp. REIT	160	273,363
Infomart Corp.	537,200	4,734,161
Inpex Corp.	411,600	2,197,826
Intage Holdings, Inc.	265,400	2,499,835
Internet Initiative Japan, Inc.	11,500	514,356
Invesco Office J-Reit, Inc.	3,811	525,082
Invincible Investment Corp. REIT	2,493	737,057
Iriso Electronics Co., Ltd. (c)	4,400	176,784
Isetan Mitsukoshi Holdings, Ltd. (c)	139,000	732,342
Isuzu Motors, Ltd.	547,900	4,763,039
Ito En, Ltd.	8,200	583,550
ITOCHU Corp. (c)	621,350	15,809,009
Itochu Techno-Solutions Corp.	23,600	891,178
Iwatani Corp. (c)	2,800	104,672
Iyo Bank, Ltd.	135,400	893,001
Izumi Co., Ltd.	6,100	221,098
J Front Retailing Co., Ltd.	130,100	934,481
Jafco Co., Ltd.	2,100	87,857
Japan Airlines Co., Ltd. (b)	14,000	260,817
Japan Airport Terminal Co., Ltd. (c)	18,600	816,052
Japan Excellent, Inc. REIT	1,303	1,517,471
Japan Exchange Group, Inc.	271,400	7,555,891
Japan Hotel REIT Investment Corp.	1,375	673,624
Japan Logistics Fund, Inc. REIT	37	105,709
Japan Post Bank Co., Ltd.	12,600	98,025
Japan Post Holdings Co., Ltd.	396,600	2,690,100
Japan Post Insurance Co., Ltd.	14,300	223,721
Japan Prime Realty Investment Corp. REIT	120	371,269
Japan Real Estate Investment Corp. REIT	151	769,810
Japan Retail Fund Investment Corp. REIT	1,345	2,069,819
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	15,156
Japan Tobacco, Inc.	415,100	7,552,279
JCR Pharmaceuticals Co., Ltd.	24,400	709,827
Jeol, Ltd.	15,300	524,112
JFE Holdings, Inc. (b)	272,110	1,887,468
JGC Holdings Corp.	131,400	1,354,716
JSR Corp. (c)	267,500	6,309,177
JTEKT Corp.	132,400	1,028,788
JXTG Holdings, Inc.	1,490,200	5,295,414
Security Description	Shares	Value
Kagome Co., Ltd.	11,700	$ 407,998
Kajima Corp.	131,537	1,573,010
Kakaku.com, Inc. (c)	133,800	3,508,240
Kaken Pharmaceutical Co., Ltd.	2,000	91,348
Kamigumi Co., Ltd.	18,400	360,572
Kaneka Corp.	7,600	212,091
Kansai Electric Power Co., Inc.	540,000	5,219,369
Kansai Paint Co., Ltd. (c)	133,900	3,309,118
Kao Corp.	251,800	18,818,787
Kawasaki Heavy Industries, Ltd. (b)	40,200	539,784
KDDI Corp.	717,600	18,060,699
Keihan Holdings Co., Ltd.	22,700	937,857
Keikyu Corp. (c)	135,500	2,072,368
Keio Corp.	14,700	905,430
Keisei Electric Railway Co., Ltd.	131,600	3,702,458
Kenedix Office Investment Corp. REIT	42	250,336
Kenedix Residential Next Investment Corp. REIT	223	392,833
Kenedix, Inc.	135,400	708,242
Kewpie Corp.	5,500	112,887
Keyence Corp.	87,400	40,565,261
Kikkoman Corp. (c)	24,800	1,367,725
Kinden Corp.	43,500	763,816
Kintetsu Group Holdings Co., Ltd.	24,410	1,037,419
Kirin Holdings Co., Ltd.	402,300	7,523,349
Kiyo Bank, Ltd.	275,400	4,230,298
KNT-CT Holdings Co., Ltd. (b)(c)	71,300	751,984
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,378,101
Kobe Bussan Co., Ltd.	15,200	832,522
Kobe Steel, Ltd. (b)	137,699	520,628
Koei Tecmo Holdings Co., Ltd.	16,200	776,765
Koito Manufacturing Co., Ltd.	16,700	846,631
Kokuyo Co., Ltd.	98,800	1,235,819
Komatsu, Ltd.	495,720	10,851,068
Konami Holdings Corp. (c)	26,100	1,122,847
Konica Minolta, Inc. (c)	414,675	1,163,118
Kose Corp.	10,300	1,254,193
K's Holdings Corp.	130,100	1,750,611
Kubota Corp.	559,050	9,946,142
Kuraray Co., Ltd.	137,300	1,324,471
Kurita Water Industries, Ltd.	136,810	4,485,574
Kusuri no Aoki Holdings Co., Ltd.	7,000	569,127
Kyocera Corp.	137,100	7,791,042
Kyoritsu Maintenance Co., Ltd.	1,200	44,291
Kyowa Exeo Corp.	12,400	322,191
Kyowa Kirin Co., Ltd.	131,600	3,723,658
Kyudenko Corp.	8,200	235,829
Kyushu Electric Power Co., Inc.	139,800	1,267,778
Kyushu Financial Group, Inc. (c)	131,400	613,856
Kyushu Railway Co.	18,500	393,912
LaSalle Logiport REIT	298	497,561

140

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Lasertec Corp.	31,600	$ 2,578,186
Lawson, Inc.	12,900	613,645
Leopalace21 Corp. (b)(c)	1,600	2,896
Like Co., Ltd. (c)	6,200	117,913
LINE Corp. (b)	22,000	1,117,407
Lion Corp.	115,400	2,365,301
LIXIL Group Corp.	131,700	2,633,251
Locondo, Inc. (b)	20,000	606,463
M3, Inc.	261,200	16,088,316
Mabuchi Motor Co., Ltd.	3,500	135,151
Maeda Corp.	35,900	261,604
Maeda Road Construction Co., Ltd.	22,900	416,857
Makita Corp.	132,900	6,321,975
Mani, Inc.	21,000	570,520
Marubeni Corp.	1,363,050	7,678,700
Maruha Nichiro Corp.	10,200	233,132
Marui Group Co., Ltd. (c)	132,000	2,515,417
Maruichi Steel Tube, Ltd.	10,200	253,816
Matsumotokiyoshi Holdings Co., Ltd.	22,600	822,363
Matsuya Co., Ltd. (c)	270,000	1,921,444
Mazda Motor Corp.	272,600	1,578,306
McDonald's Holdings Co. Japan, Ltd.	20,100	975,192
MCUBS MidCity Investment Corp. REIT	6,651	5,111,306
Mebuki Financial Group, Inc.	401,300	905,045
Medipal Holdings Corp.	274,399	5,473,419
Medley, Inc. (b)	28,100	1,342,026
MedPeer, Inc. (b)	15,500	716,763
MEIJI Holdings Co., Ltd.	29,100	2,217,038
Meiko Network Japan Co., Ltd. (c)	269,900	1,879,811
Menicon Co., Ltd.	10,100	671,866
Mercari, Inc. (b)(c)	25,300	1,162,750
Metaps, Inc. (b)(c)	134,600	1,403,013
Milbon Co., Ltd.	1,200	63,451
MINEBEA MITSUMI, Inc.	139,000	2,621,150
MISUMI Group, Inc.	133,900	3,724,026
Mitsubishi Chemical Holdings Corp.	675,800	3,878,822
Mitsubishi Corp.	773,038	18,404,795
Mitsubishi Electric Corp.	1,123,250	15,130,294
Mitsubishi Estate Co., Ltd.	545,025	8,196,292
Mitsubishi Gas Chemical Co., Inc.	131,600	2,426,737
Mitsubishi Heavy Industries, Ltd.	31,410	693,651
Mitsubishi Logistics Corp. (c)	4,500	127,414
Mitsubishi Materials Corp.	17,100	335,421
Mitsubishi Motors Corp. (b)	408,000	893,092
Mitsubishi UFJ Financial Group, Inc.	4,244,024	16,733,994
Mitsubishi UFJ Lease & Finance Co., Ltd.	265,800	1,221,577
Mitsui & Co., Ltd.	953,726	16,294,589
Security Description	Shares	Value
Mitsui Chemicals, Inc.	94,710	$ 2,275,984
Mitsui Fudosan Co., Ltd.	411,000	7,113,536
Mitsui Fudosan Logistics Park, Inc. REIT	136	646,944
Mitsui Mining & Smelting Co., Ltd.	3,200	77,172
Mitsui OSK Lines, Ltd.	14,255	277,995
Miura Co., Ltd.	16,300	793,916
Mixi, Inc.	2,100	56,316
Mizuho Financial Group, Inc.	1,064,570	13,220,117
Mochida Pharmaceutical Co., Ltd.	12,000	472,472
Money Forward, Inc. (b)	10,800	775,742
MonotaRO Co., Ltd.	41,700	2,062,674
Mori Hills REIT Investment Corp.	482	625,280
Mori Trust Sogo Reit, Inc.	237	298,692
Morinaga & Co., Ltd.	2,600	102,123
Morinaga Milk Industry Co., Ltd.	12,000	629,963
MS&AD Insurance Group Holdings, Inc.	272,399	7,289,442
Murata Manufacturing Co., Ltd.	300,400	19,279,913
Musashino Bank, Ltd. (c)	136,055	2,017,683
Nabtesco Corp.	15,000	542,263
Nachi-Fujikoshi Corp.	1,500	52,450
Nagase & Co., Ltd.	103,100	1,434,197
Nagoya Railroad Co., Ltd.	117,900	3,219,822
Nankai Electric Railway Co., Ltd.	29,100	642,500
NanoCarrier Co., Ltd. (b)(c)	273,600	1,016,310
Nanto Bank, Ltd.	135,855	2,503,913
NEC Corp.	33,800	1,966,569
NEC Networks & System Integration Corp.	32,100	612,312
NET One Systems Co., Ltd.	18,600	842,490
Nexon Co., Ltd.	256,800	6,380,457
NexTone, Inc. (b)	6,000	499,195
NGK Insulators, Ltd.	135,400	1,918,156
NGK Spark Plug Co., Ltd.	117,000	2,028,902
NH Foods, Ltd.	28,800	1,279,939
NHK Spring Co., Ltd.	132,200	840,578
Nichirei Corp.	129,100	3,404,580
Nidec Corp.	254,500	23,646,096
Nifco, Inc.	5,000	135,601
Nihon Kohden Corp.	21,800	714,754
Nihon M&A Center, Inc.	32,700	1,852,990
Nihon Parkerizing Co., Ltd.	40,600	395,882
Nihon Unisys, Ltd. (c)	19,300	603,525
Nikkon Holdings Co., Ltd.	14,700	317,458
Nikon Corp. (c)	271,800	1,823,504
Nintendo Co., Ltd.	43,900	24,818,289
Nippon Accommodations Fund, Inc. REIT	119	684,478
Nippon Building Fund, Inc. REIT	284	1,603,942
Nippon Electric Glass Co., Ltd.	4,000	74,216

141

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Nippon Express Co., Ltd.	27,000	$ 1,570,928
Nippon Gas Co., Ltd.	14,500	732,351
Nippon Kayaku Co., Ltd. (c)	78,900	693,824
Nippon Paint Holdings Co., Ltd.	115,300	11,810,793
Nippon Paper Industries Co., Ltd. (c)	4,200	51,858
Nippon Prologis REIT, Inc.	1,295	4,362,480
NIPPON REIT Investment Corp.	97	327,684
Nippon Shinyaku Co., Ltd.	18,500	1,514,640
Nippon Shokubai Co., Ltd.	12,200	647,399
Nippon Steel Corp. (b)	400,900	3,759,031
Nippon Suisan Kaisha, Ltd.	821,100	3,477,984
Nippon Telegraph & Telephone Corp.	488,100	9,944,234
Nippon Television Holdings, Inc.	2,000	21,397
Nippon Yusen KK	16,555	285,042
Nipro Corp.	108,800	1,262,958
Nishi-Nippon Railroad Co., Ltd. (c)	16,000	461,670
Nissan Chemical Corp. (c)	24,900	1,321,330
Nissan Motor Co., Ltd. (b)	1,078,541	3,799,882
Nissei ASB Machine Co., Ltd. (c)	4,300	173,174
Nisshin Seifun Group, Inc.	133,100	2,102,508
Nissin Foods Holdings Co., Ltd.	10,400	975,647
Nitori Holdings Co., Ltd.	14,600	3,022,932
Nitto Denko Corp.	131,300	8,510,300
NOF Corp.	11,300	443,305
NOK Corp.	5,700	58,928
Nomura Holdings, Inc.	1,635,685	7,418,164
Nomura Real Estate Holdings, Inc.	33,900	640,544
Nomura Real Estate Master Fund, Inc. REIT	1,394	1,743,656
Nomura Research Institute, Ltd.	104,500	3,064,792
NSK, Ltd.	139,700	1,060,359
NTN Corp. (b)	253,900	473,972
NTT Data Corp.	544,000	6,917,919
NTT DOCOMO, Inc.	440,100	16,201,919
Obayashi Corp.	273,950	2,479,127
Obic Co., Ltd.	8,000	1,397,896
Odakyu Electric Railway Co., Ltd. (c)	138,099	3,460,000
Ogaki Kyoritsu Bank, Ltd. (c)	16,555	373,205
Oji Holdings Corp.	288,600	1,318,158
Oki Electric Industry Co., Ltd.	3,600	38,548
Olympus Corp.	547,600	11,322,498
Omron Corp.	131,200	10,169,772
OncoTherapy Science, Inc. (b)(c)	252,900	424,176
Ono Pharmaceutical Co., Ltd.	267,100	8,362,536
Open House Co., Ltd.	21,200	763,385
Oracle Corp. Japan	8,500	911,779
Oriental Land Co., Ltd. (c)	123,600	17,263,944
ORIX Corp.	544,100	6,728,423
Security Description	Shares	Value
Orix JREIT, Inc.	1,280	$ 1,956,448
Osaka Gas Co., Ltd.	147,200	2,859,471
Otsuka Corp.	28,300	1,442,756
Otsuka Holdings Co., Ltd.	267,900	11,291,758
PALTAC Corp.	12,000	603,809
Pan Pacific International Holdings Corp.	167,600	3,891,026
Panasonic Corp.	968,950	8,160,739
Park24 Co., Ltd.	5,100	82,012
Penta-Ocean Construction Co., Ltd.	125,200	815,052
PeptiDream, Inc. (b)	25,100	1,170,208
Persol Holdings Co., Ltd.	123,100	1,986,537
Pharma Foods International Co., Ltd. (c)	83,000	1,357,510
Pigeon Corp. (c)	115,800	5,157,396
Pilot Corp.	15,200	445,068
Pola Orbis Holdings, Inc.	30,800	578,759
Precision System Science Co., Ltd. (b)	34,700	439,956
Premier Investment Corp. REIT	285	330,290
Rakuten, Inc.	274,200	2,941,291
Raysum Co., Ltd. (c)	3,300	29,363
Recruit Holdings Co., Ltd.	675,400	26,624,315
Relo Group, Inc.	10,000	238,416
Renesas Electronics Corp. (b)	132,400	959,784
Rengo Co., Ltd.	144,600	1,087,960
ReproCELL, Inc. (b)(c)	273,400	1,054,428
Resona Holdings, Inc.	948,900	3,215,452
Ricoh Co., Ltd. (c)	270,400	1,808,987
Ringer Hut Co., Ltd. (c)	900	22,012
Rinnai Corp.	5,100	495,357
Riso Kyoiku Co., Ltd. (c)	424,818	1,159,363
Rock Field Co., Ltd. (c)	269,200	3,762,627
Rohm Co., Ltd.	12,300	944,092
Rohto Pharmaceutical Co., Ltd.	28,501	933,109
Ryohin Keikaku Co., Ltd.	99,600	1,642,225
Sakata Seed Corp.	12,700	453,700
San-In Godo Bank, Ltd.	130,150	696,814
Sankyo Co., Ltd.	10,000	261,063
Sankyu, Inc.	7,300	286,037
Sanrio Co., Ltd. (c)	3,900	69,995
Santen Pharmaceutical Co., Ltd.	139,800	2,846,870
Sanwa Holdings Corp.	130,400	1,372,827
Sapporo Holdings, Ltd.	17,300	309,344
Sawai Pharmaceutical Co., Ltd.	12,300	618,905
SBI Holdings, Inc.	131,000	3,367,791
SCREEN Holdings Co., Ltd.	13,100	691,434
SCSK Corp.	13,100	728,674
Secom Co., Ltd.	136,248	12,402,144
Sega Sammy Holdings, Inc.	118,300	1,432,649
Seibu Holdings, Inc.	131,900	1,412,366
Seiko Epson Corp. (c)	140,100	1,599,739
Seino Holdings Co., Ltd.	131,100	1,895,751
Sekisui Chemical Co., Ltd.	138,900	2,207,290
Sekisui House Reit, Inc.	2,578	1,895,696

142

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Sekisui House, Ltd.	271,800	$ 4,784,123
Seria Co., Ltd.	3,800	161,139
Seven & i Holdings Co., Ltd.	332,528	10,240,841
Seven Bank, Ltd. (c)	275,300	665,228
SG Holdings Co., Ltd. (c)	120,400	6,217,947
Sharp Corp.	101,200	1,244,742
Shiga Bank, Ltd.	2,310	53,892
Shikoku Bank, Ltd.	1,820	12,814
Shikoku Electric Power Co., Inc. (c)	131,200	999,572
Shimadzu Corp.	136,900	4,138,264
Shimamura Co., Ltd.	9,000	872,453
Shimano, Inc.	14,200	2,788,060
Shimizu Corp.	270,513	2,022,503
Shin-Etsu Chemical Co., Ltd.	145,417	18,857,497
Shinsei Bank, Ltd. (c)	51,200	627,810
Shionogi & Co., Ltd.	135,800	7,243,610
Ship Healthcare Holdings, Inc.	9,600	466,673
Shiseido Co., Ltd.	144,600	8,269,317
Shizuoka Bank, Ltd.	260,200	1,790,062
SHO-BOND Holdings Co., Ltd.	17,600	870,577
Shochiku Co., Ltd. (c)	3,400	495,196
Showa Denko KK	108,700	1,979,735
Silver Life Co., Ltd. (b)(c)	31,100	588,227
Skylark Holdings Co., Ltd. (c)	124,900	1,775,325
SMC Corp.	25,500	14,126,125
SMS Co., Ltd.	154,800	4,459,320
Softbank Corp.	420,300	4,689,693
SoftBank Group Corp.	709,472	43,490,708
Sohgo Security Services Co., Ltd.	26,200	1,241,353
Sojitz Corp. (c)	539,800	1,217,402
Sompo Holdings, Inc.	226,100	7,775,200
Sony Corp.	542,220	41,268,938
Sotetsu Holdings, Inc. (c)	11,800	317,000
Square Enix Holdings Co., Ltd.	24,700	1,629,034
Stanley Electric Co., Ltd.	123,273	3,521,919
Starts Proceed Investment Corp. REIT	51	99,845
Subaru Corp.	272,300	5,243,188
Sugi Holdings Co., Ltd.	8,100	571,060
SUMCO Corp.	129,100	1,804,440
Sumitomo Chemical Co., Ltd.	1,360,550	4,473,712
Sumitomo Corp. (c)	685,775	8,178,223
Sumitomo Dainippon Pharma Co., Ltd. (c)	117,400	1,538,560
Sumitomo Electric Industries, Ltd.	412,220	4,605,395
Sumitomo Forestry Co., Ltd.	128,100	2,027,168
Sumitomo Heavy Industries, Ltd.	14,800	342,477
Sumitomo Metal Mining Co., Ltd.	36,200	1,113,134
Sumitomo Mitsui Financial Group, Inc.	329,700	9,114,941
Sumitomo Mitsui Trust Holdings, Inc.	268,055	7,093,183
Security Description	Shares	Value
Sumitomo Osaka Cement Co., Ltd. (c)	8,800	$ 283,104
Sumitomo Realty & Development Co., Ltd.	154,300	4,535,569
Sumitomo Rubber Industries, Ltd.	131,700	1,214,291
Sun Corp. (b)(c)	3,000	64,503
Sun Frontier Fudousan Co., Ltd.	3,100	25,821
Sundrug Co., Ltd.	3,900	146,532
Suntory Beverage & Food, Ltd.	11,100	415,474
Suruga Bank, Ltd. (c)	130,800	469,755
Sushiro Global Holdings, Ltd.	27,000	677,495
Suzuken Co., Ltd.	11,800	447,825
Suzuki Motor Corp.	149,500	6,350,881
Sysmex Corp.	104,200	9,903,591
T&D Holdings, Inc.	408,400	3,993,829
Tadano, Ltd.	5,200	42,574
Taiheiyo Cement Corp.	17,700	448,496
Taisei Corp.	121,987	4,103,609
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	413,115
Taiyo Nippon Sanso Corp. (c)	130,400	1,995,603
Taiyo Yuden Co., Ltd. (c)	141,300	4,405,164
Takara Holdings, Inc.	113,500	1,254,060
Takashimaya Co., Ltd. (c)	80,700	635,475
Takeda Pharmaceutical Co., Ltd.	572,015	20,293,984
Takeuchi Manufacturing Co., Ltd.	138,500	2,732,465
TDK Corp.	16,955	1,833,190
TechnoPro Holdings, Inc.	9,800	605,477
Teijin, Ltd.	272,910	4,212,739
tella, Inc. (b)(c)	46,500	421,245
TerraSky Co., Ltd. (b)	24,200	1,151,180
Terumo Corp.	272,800	10,805,496
THK Co., Ltd.	14,200	353,755
TIS, Inc.	93,500	1,974,017
Tobu Railway Co., Ltd.	122,800	3,776,045
Toda Corp.	118,500	808,490
Toho Bank, Ltd.	12,101	26,489
Toho Co., Ltd.	130,300	5,352,511
Toho Gas Co., Ltd. (c)	29,600	1,464,152
Toho Holdings Co., Ltd.	13,500	289,368
Tohoku Electric Power Co., Inc.	269,800	2,699,790
Tokai Carbon Co., Ltd. (c)	131,000	1,392,798
Tokio Marine Holdings, Inc.	309,665	13,498,143
Tokuyama Corp.	9,100	217,648
Tokyo Century Corp. (c)	6,500	351,701
Tokyo Dome Corp. (c)	277,200	1,985,816
Tokyo Electric Power Co. Holdings, Inc. (b)	544,575	1,491,350
Tokyo Electron, Ltd.	81,555	21,120,991
Tokyo Gas Co., Ltd.	130,095	2,966,062
Tokyo Ohka Kogyo Co., Ltd.	14,100	725,509
Tokyo Seimitsu Co., Ltd.	14,500	457,548
Tokyo Tatemono Co., Ltd.	130,200	1,582,930
Tokyu Corp.	153,075	1,977,080
Tokyu Fudosan Holdings Corp.	140,400	600,023

143

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Tokyu REIT, Inc.	379	$ 527,217
Toppan Printing Co., Ltd.	119,800	1,677,858
Toray Industries, Inc.	1,342,550	6,097,643
Torikizoku Co., Ltd. (c)	34,800	487,062
Toshiba Corp.	262,851	6,652,848
Tosoh Corp.	127,100	2,053,497
TOTO, Ltd. (c)	115,300	5,271,700
Toyo Seikan Group Holdings, Ltd.	129,100	1,274,729
Toyo Suisan Kaisha, Ltd.	30,900	1,628,011
Toyo Tire Corp.	130,200	2,087,543
Toyoda Gosei Co., Ltd.	16,000	364,636
Toyota Industries Corp.	130,900	8,236,293
Toyota Motor Corp.	1,001,788	65,804,931
Toyota Tsusho Corp.	130,300	3,632,546
Trend Micro, Inc.	20,000	1,214,820
TS Tech Co., Ltd.	18,200	511,007
Tsumura & Co.	3,500	108,618
Tsuruha Holdings, Inc.	10,000	1,412,868
Ube Industries, Ltd.	35,100	589,047
Ulvac, Inc.	2,600	93,746
Unicharm Corp.	138,700	6,193,067
United Urban Investment Corp. REIT	1,345	1,487,364
Ushio, Inc.	30,600	387,393
USS Co., Ltd.	131,710	2,345,144
Wacoal Holdings Corp.	25,300	476,368
Warabeya Nichiyo Holdings Co., Ltd.	136,300	2,014,858
Welcia Holdings Co., Ltd.	13,000	569,743
West Japan Railway Co.	115,000	5,656,827
Workman Co., Ltd. (c)	5,600	488,733
Yakult Honsha Co., Ltd.	128,700	7,134,417
Yamada Denki Co., Ltd.	684,580	3,399,222
Yamagata Bank, Ltd. (c)	1,634	21,073
Yamaguchi Financial Group, Inc.	12,000	77,665
Yamaha Corp.	131,900	6,274,405
Yamaha Motor Co., Ltd.	133,000	1,918,184
Yamanashi Chuo Bank, Ltd. (c)	1,510	11,790
Yamato Holdings Co., Ltd.	136,900	3,581,739
Yamazaki Baking Co., Ltd.	131,100	2,284,591
Yaoko Co., Ltd.	9,500	703,070
Yaskawa Electric Corp. (c)	131,800	5,114,385
Yokogawa Electric Corp.	131,500	2,074,742
Yokohama Rubber Co., Ltd.	46,600	658,397
Yoshinoya Holdings Co., Ltd. (c)	22,600	421,890
Z Holdings Corp.	388,800	2,575,298
Zenkoku Hosho Co., Ltd.	15,800	619,094
Zenrin Co., Ltd.	2,100	22,387
Zensho Holdings Co., Ltd. (c)	20,500	481,953
Zeon Corp.	118,900	1,240,490
ZOZO, Inc. (c)	33,800	937,803
		1,909,205,120
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	58,449	1,960,100
Security Description	Shares	Value
LUXEMBOURG — 0.1%
APERAM SA	19,016	$ 536,071
ArcelorMittal SA (b)	218,443	2,916,095
Eurofins Scientific SE (b)(c)	4,068	3,221,889
SES SA	140,798	999,887
Tenaris SA	156,809	783,522
		8,457,464
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	1,314,000	8,808,039
MGM China Holdings, Ltd. (c)	349,200	433,008
Sands China, Ltd.	1,070,800	4,124,307
SJM Holdings, Ltd.	57,000	67,149
Wynn Macau, Ltd. (b)(c)	527,200	840,799
		14,273,302
MALTA — 0.0% (a)
Catena Media PLC (b)(c)	60,932	264,424
Kindred Group PLC SDR	94,175	685,426
		949,850
MEXICO — 0.0% (a)
Fresnillo PLC	83,253	1,288,325
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)(c)	398,705	337,291
NETHERLANDS — 3.3%
Aalberts NV	39,315	1,420,887
ABN AMRO Bank NV (e)	169,223	1,419,239
Adyen NV (b)(e)	8,436	15,555,924
Aegon NV	1,151,316	2,997,203
Akzo Nobel NV	121,889	12,352,287
Altice Europe NV (b)	131,138	629,264
Argenx SE (b)	13,879	3,661,924
ASML Holding NV	179,835	66,365,070
ASR Nederland NV	61,234	2,060,835
Euronext NV (e)	28,474	3,569,396
EXOR NV	40,743	2,220,689
Fugro NV (b)(c)	55,735	219,210
Heineken Holding NV	39,519	3,079,424
Heineken NV	91,396	8,132,482
IMCD NV	21,567	2,569,520
ING Groep NV (b)	1,729,778	12,286,171
Just Eat Takeaway (b)(e)	24,803	2,787,117
Koninklijke Ahold Delhaize NV	532,716	15,773,415
Koninklijke DSM NV	101,863	16,794,628
Koninklijke KPN NV	1,918,395	4,514,961
Koninklijke Philips NV (b)	391,076	18,435,538
NN Group NV	153,805	5,780,522
OCI NV (b)	16,347	210,287
Pharming Group NV (b)(c)	185,243	206,451
PostNL NV	412,427	1,261,314
Randstad NV (b)	27,118	1,416,051
Royal Dutch Shell PLC Class A	1,724,525	21,489,818
Royal Dutch Shell PLC Class B	1,533,928	18,644,746
SBM Offshore NV	174,611	2,796,990

144

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shop Apotheke Europe NV (b)(e)	9,462	$ 1,657,685
Signify NV (b)(e)	61,248	2,268,154
Wolters Kluwer NV	126,947	10,843,288
		263,420,490
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (b)	682,669	6,922,087
Air New Zealand, Ltd. (b)(c)	525,071	475,489
Auckland International Airport, Ltd.	244,390	1,176,832
Contact Energy, Ltd.	292,131	1,284,106
Fisher & Paykel Healthcare Corp., Ltd.	285,487	6,278,280
Fletcher Building, Ltd. (b)	180,770	460,033
Goodman Property Trust REIT	971,993	1,509,846
Infratil, Ltd.	471,458	1,555,053
Kiwi Property Group, Ltd.	1,130,461	792,069
Meridian Energy, Ltd.	512,145	1,675,713
Ryman Healthcare, Ltd.	169,188	1,574,613
Spark New Zealand, Ltd.	749,138	2,327,347
Vital Healthcare Property Trust REIT	934,774	1,835,121
Xero, Ltd. (b)	43,532	3,143,556
		31,010,145
NORWAY — 0.6%
Aker BP ASA	43,752	682,237
Aker Carbon Capture A/S (b)	43,297	27,533
Aker Offshore Wind Holding A/S Class A (b)	43,297	23,406
Aker Solutions ASA (b)(c)	58,429	57,857
DNB ASA	503,042	6,951,599
DNO ASA (c)	333,702	164,665
Equinor ASA	488,008	6,926,390
Gjensidige Forsikring ASA (c)	76,965	1,557,956
Kahoot! A/S (b)	234,142	1,074,792
Leroy Seafood Group ASA	114,545	656,180
Mowi ASA	144,121	2,554,610
Nordic Nanovector ASA (b)(c)	39,501	66,619
Norsk Hydro ASA (b)	843,823	2,321,356
Norwegian Finans Holding ASA (b)	63,153	457,621
Orkla ASA	611,213	6,165,304
Salmar ASA (b)	22,106	1,249,821
Schibsted ASA Class A (b)	28,641	1,265,743
Schibsted ASA Class B (b)	28,474	1,135,113
SpareBank 1 SR-Bank ASA (b)	75,087	621,137
Storebrand ASA (b)	467,723	2,446,440
Telenor ASA	348,289	5,823,677
TGS Nopec Geophysical Co. ASA	47,559	574,372
Tomra Systems ASA (b)	44,874	1,928,461
Yara International ASA	105,002	4,034,395
		48,767,284
Security Description	Shares	Value
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)(c)	3,503,379	$ 329,891
EDP - Energias de Portugal SA	1,555,522	7,652,031
Galp Energia SGPS SA	175,068	1,624,283
Jeronimo Martins SGPS SA	100,957	1,622,498
Mota-Engil SGPS SA (b)(c)	226,727	288,205
NOS SGPS SA	537,373	1,909,357
Pharol SGPS SA (b)(c)	621,690	78,297
		13,504,562
SINGAPORE — 1.0%
AIMS APAC REIT	1,228,931	1,080,300
ARA LOGOS Logistics Trust REIT	1,620,829	736,147
Ascendas India Trust	778,000	780,793
Ascendas Real Estate Investment Trust	952,153	2,259,890
Ascott Residence Trust	1,367,626	891,647
BOC Aviation, Ltd. (e)	140,900	958,120
CapitaLand Commercial Trust REIT	1,083,800	1,302,053
CapitaLand Mall Trust REIT	933,600	1,319,938
CapitaLand, Ltd. (c)	2,834,646	5,627,346
City Developments, Ltd.	266,400	1,485,096
ComfortDelGro Corp., Ltd.	821,900	848,933
COSCO Shipping International Singapore Co., Ltd. (b)	3,950,500	535,377
DBS Group Holdings, Ltd.	809,692	11,809,368
Frasers Centrepoint Trust REIT (c)	511,300	895,178
Genting Singapore, Ltd.	5,542,064	2,720,081
IGG, Inc. (c)	668,000	761,089
Jardine Cycle & Carriage, Ltd.	70,633	930,839
Keppel Corp., Ltd.	1,292,475	4,213,254
Keppel Infrastructure Trust	2,469,000	985,719
Keppel REIT	404,009	316,672
Lippo Malls Indonesia Retail Trust REIT (c)	8,191,500	480,053
Manulife US Real Estate Investment Trust	1,157,800	856,772
Mapletree Commercial Trust REIT	821,800	1,167,894
Mapletree Logistics Trust REIT	948,600	1,417,584
Mapletree North Asia Commercial Trust REIT	1,447,000	991,096
Oversea-Chinese Banking Corp., Ltd.	1,186,256	7,316,882
Parkway Life Real Estate Investment Trust	305,400	928,437
SATS, Ltd.	271,600	563,056
Sembcorp Industries, Ltd.	393,800	386,559
Sembcorp Marine, Ltd. (b)	1,933,332	206,773
Singapore Airlines, Ltd.	135,289	343,896
Singapore Exchange, Ltd.	402,400	2,697,209
Singapore Press Holdings, Ltd. (c)	678,500	516,914

145

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Singapore Technologies Engineering, Ltd.	279,000	$ 707,157
Singapore Telecommunications, Ltd.	2,537,800	3,941,203
Soilbuild Business Space REIT	2,727,884	999,152
Suntec Real Estate Investment Trust	930,900	988,796
United Overseas Bank, Ltd.	539,508	7,520,941
UOL Group, Ltd.	270,954	1,319,936
Venture Corp., Ltd.	122,400	1,725,131
		75,533,281
SOUTH AFRICA — 0.2%
Anglo American PLC	652,538	15,824,267
Investec PLC	236,845	437,244
		16,261,511
SOUTH KOREA — 5.0%
Advanced Process Systems Corp.	14,558	274,480
Alteogen, Inc. (b)	20,821	3,209,941
Amorepacific Corp.	12,319	1,727,504
AMOREPACIFIC Group	11,876	496,568
Anterogen Co., Ltd. (b)	2,303	103,384
Asiana Airlines, Inc. (b)	294,867	988,353
BGF retail Co., Ltd.	3,804	401,705
BIT Computer Co., Ltd.	48,310	437,867
BNK Financial Group, Inc.	125,035	540,981
Bukwang Pharmaceutical Co., Ltd.	17,201	418,442
Celltrion Healthcare Co., Ltd. (b)	18,690	1,401,550
Celltrion, Inc. (b)	46,010	10,130,462
Cheil Worldwide, Inc.	28,966	518,886
CJ CGV Co., Ltd. (b)	71,635	1,375,123
CJ CheilJedang Corp.	5,178	1,748,876
CJ ENM Co., Ltd.	6,453	785,175
CJ Logistics Corp. (b)	3,648	553,673
CMG Pharmaceutical Co., Ltd. (b)	76,637	290,624
Com2uSCorp	3,990	390,982
CORESTEM, Inc. (b)	21,777	420,830
Coway Co., Ltd.	15,131	1,025,984
CUROCOM Co., Ltd. (b)	50,810	102,098
Dae Han Flour Mills Co., Ltd.	16,768	2,265,365
Daelim Industrial Co., Ltd.	10,944	724,297
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	849	17,278
DB Insurance Co., Ltd.	26,228	1,013,686
Deutsch Motors, Inc. (b)	50,623	253,656
Digitech Systems Co., Ltd. (b)(f)	19,094	—
DIO Corp. (b)	10,279	273,784
Dongwon F&B Co., Ltd.	9,312	1,361,567
Dongwon Industries Co., Ltd.	10,614	1,896,816
Doosan Bobcat, Inc.	20,039	460,923
Doosan Fuel Cell Co., Ltd. (b)	16,718	616,114
Douzone Bizon Co., Ltd.	7,760	693,390
Security Description	Shares	Value
E-MART, Inc.	6,643	$ 803,749
Eone Diagnomics Genome Center Co., Ltd. (b)	39,453	470,602
Fila Holdings Corp.	20,015	627,234
Geneonelifescience, Inc. (b)	22,762	577,079
Genexine Co., Ltd. (b)	7,064	862,539
GS Engineering & Construction Corp.	34,320	708,703
GS Holdings Corp.	28,005	742,330
GS Home Shopping, Inc.	9,283	1,022,360
GY Commerce Co., Ltd. (b)(f)	32,705	31,461
Hana Financial Group, Inc.	102,185	2,455,236
Hana Tour Service, Inc.	31,447	1,054,059
Hancom, Inc. (b)	68,101	1,100,563
Hanjin Kal Corp.	14,428	846,311
Hankook Shell Oil Co., Ltd.	3,961	799,313
Hankook Tire & Technology Co., Ltd.	15,931	429,095
Hanmi Pharm Co., Ltd.	2,705	632,593
Hanmi Science Co., Ltd.	14,870	747,632
Hanon Systems	104,420	1,102,682
Hansol Chemical Co., Ltd.	3,702	473,236
Hanssem Co., Ltd.	18,105	1,656,464
Hanwha Aerospace Co., Ltd. (b)	25,605	556,107
Hanwha Corp.	21,404	460,291
Hanwha Solutions Corp.	42,403	1,394,096
Harim Co., Ltd. (b)	362,499	793,499
HDC Hyundai Engineering Plastics Co., Ltd.	448,858	2,045,672
Helixmith Co., Ltd. (b)	3,714	112,579
Hite Jinro Co., Ltd.	13,988	433,574
HLB, Inc. (b)(c)	8,265	732,861
HMM Co., Ltd. (b)	112,280	692,209
Hotel Shilla Co., Ltd.	37,851	2,462,985
HS Industries Co., Ltd.	59,842	425,213
Hugel, Inc. (b)	2,997	468,193
Huons Co., Ltd.	25,532	1,355,739
Huons Global Co., Ltd.	16,486	429,947
Hyundai Construction Equipment Co., Ltd. (b)	1,077	24,404
Hyundai Electric & Energy System Co., Ltd. (b)	1,422	18,603
Hyundai Elevator Co., Ltd.	35,368	1,232,361
Hyundai Engineering & Construction Co., Ltd.	28,363	738,481
Hyundai Glovis Co., Ltd.	5,147	633,748
Hyundai Heavy Industries Holdings Co., Ltd.	55	10,252
Hyundai Marine & Fire Insurance Co., Ltd.	43,430	829,979
Hyundai Mobis Co., Ltd.	27,208	5,350,868
Hyundai Motor Co.	60,649	9,256,816
Hyundai Motor Co. Preference Shares (d)	9,785	737,954
Hyundai Motor Co. Preference Shares (d)	13,490	973,541
Hyundai Steel Co.	33,794	710,844

146

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Industrial Bank of Korea	105,552	$ 722,934
Inscobee, Inc. (b)	25,897	56,356
Jeil Pharmaceutical Co., Ltd.	3,455	128,067
Jenax, Inc. (b)(c)	97,728	266,569
Kakao Corp.	15,889	4,952,151
Kangstem Biotech Co., Ltd. (b)	13,612	82,405
Kangwon Land, Inc.	33,755	620,549
KB Financial Group, Inc. (c)	215,302	6,912,860
KCC Corp.	1,073	133,953
KCC Glass Corp. (b)	813	20,160
Kia Motors Corp.	87,313	3,501,479
Kiwi Media Group Co., Ltd. (b)(f)	164,731	15,846
KIWOOM Securities Co., Ltd.	69,341	5,899,469
KMW Co., Ltd. (b)	15,135	1,017,196
Koh Young Technology, Inc.	56,770	4,344,519
Korea Aerospace Industries, Ltd.	19,039	371,175
Korea Electric Power Corp. ADR (b)(c)	313,745	2,732,719
Korea Investment Holdings Co., Ltd.	22,756	1,410,697
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	10,609	750,205
Korea Zinc Co., Ltd.	5,381	1,732,319
Korean Air Lines Co., Ltd. (b)	56,774	915,083
KT&G Corp.	49,947	3,519,139
Kumho Petrochemical Co., Ltd.	7,184	675,708
LabGenomics Co., Ltd. (b)	15,136	459,451
LG Chem, Ltd.	17,380	9,719,128
LG Chem, Ltd. Preference Shares	7,941	2,176,221
LG Corp.	51,978	3,293,347
LG Display Co., Ltd. ADR (c)	407,419	2,660,446
LG Display Co., Ltd. (b)	86,410	1,134,154
LG Electronics, Inc.	49,348	3,869,356
LG Household & Health Care, Ltd.	4,012	4,967,401
LG Household & Health Care, Ltd. Preference Shares	880	532,741
LG Innotek Co., Ltd.	10,508	1,392,681
LG Uplus Corp.	91,206	896,853
Lotte Chemical Corp.	5,367	901,766
Lotte Corp.	31,174	762,357
Lotte Food Co., Ltd.	2,691	689,145
Lotte Shopping Co., Ltd.	5,321	357,160
ME2ON Co., Ltd. (b)	207,164	1,130,147
Medifron DBT Co., Ltd. (b)	50,679	205,186
MedPacto, Inc. (b)	8,228	802,045
Medy-Tox, Inc. (b)	5,711	1,030,373
Meritz Securities Co., Ltd.	215,328	597,468
Mirae Asset Daewoo Co., Ltd.	154,212	1,118,185
Modetour Network, Inc.	165,069	1,757,254
Muhak Co., Ltd. (b)	95,283	525,503
NAVER Corp.	63,972	16,218,639
NCSoft Corp.	6,653	4,585,137
Netmarble Corp. (b)(e)	25,231	3,581,313
Nexon GT Co., Ltd. (b)	70,505	919,368
Security Description	Shares	Value
NH Investment & Securities Co., Ltd.	57,808	$ 451,787
NHN Corp. (b)	2,482	157,897
NongShim Co., Ltd.	1,529	410,522
OCI Co., Ltd. (b)	5,166	251,785
Orientbio, Inc. (b)	26,521	36,850
Orion Corp/Republic of Korea	6,572	736,154
Orion Holdings Corp.	1,007	10,462
Ottogi Corp.	2,717	1,319,586
Pearl Abyss Corp. (b)	2,770	478,918
Pharmicell Co., Ltd. (b)	16,149	249,243
POSCO ADR (c)	151,751	6,352,297
POSCO Chemtech Co., Ltd.	9,686	694,046
Prostemics Co., Ltd. (b)	37,699	126,362
Rsupport Co., Ltd.	35,651	469,453
S-1 Corp.	14,605	1,092,721
Sajo Industries Co., Ltd.	60,175	1,497,300
Samsung Biologics Co., Ltd. (b)(e)	5,363	3,164,147
Samsung C&T Corp.	36,819	3,305,682
Samsung Electro-Mechanics Co., Ltd.	22,106	2,627,391
Samsung Electronics Co., Ltd. GDR	84,201	106,682,667
Samsung Electronics Co., Ltd. Preference Shares	296,776	12,815,039
Samsung Engineering Co., Ltd. (b)	50,504	455,594
Samsung Fire & Marine Insurance Co., Ltd.	10,706	1,666,090
Samsung Heavy Industries Co., Ltd. (b)	148,217	675,499
Samsung Life Insurance Co., Ltd.	32,530	1,696,734
Samsung SDI Co., Ltd.	23,539	8,725,230
Samsung SDS Co., Ltd.	14,700	2,130,526
Samsung Securities Co., Ltd.	39,083	1,022,608
Seegene, Inc.	7,842	1,746,094
Shin Poong Pharmaceutical Co., Ltd. (b)	7,837	847,696
Shinhan Financial Group Co., Ltd.	162,994	3,846,631
Shinsegae Food Co., Ltd.	23,148	1,039,136
Shinsegae, Inc.	4,002	727,170
SillaJen, Inc. (b)(c)	25,450	263,313
SK Bioland Co., Ltd.	107,380	2,240,335
SK Chemicals Co., Ltd.	3,050	773,258
SK Holdings Co., Ltd.	13,412	2,276,428
SK Hynix, Inc.	228,654	16,423,203
SK Innovation Co., Ltd.	48,305	5,741,253
SK Telecom Co., Ltd. ADR	241,114	5,405,776
SKC Co., Ltd.	8,111	575,642
S-Oil Corp.	16,020	706,825
SundayToz Corp. (b)	9,248	171,596
Wonpung Mulsan Co., Ltd. (b)	76,408	163,988
Woori Financial Group, Inc.	55,985	410,732
Youlchon Chemical Co., Ltd.	87,179	1,159,156

147

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Yuhan Corp.	18,962	$ 1,040,924
Yungjin Pharmaceutical Co., Ltd. (b)	33,640	234,142
		399,104,692
SPAIN — 1.7%
Abertis Infraestructuras SA (b)(c)	1,675	12,708
Acciona SA (c)	10,892	1,185,289
Acerinox SA (b)	59,812	491,250
ACS Actividades de Construccion y Servicios SA	99,503	2,259,552
Aedas Homes SA (b)(e)	9,384	201,596
Aena SME SA (b)(e)	31,196	4,364,233
Almirall SA	23,324	261,885
Amadeus IT Group SA	188,366	10,512,035
Applus Services SA (b)	52,952	397,092
Atresmedia Corp. de Medios de Comunicacion SA	95,743	253,288
Banco Bilbao Vizcaya Argentaria SA	1,524,015	4,239,089
Banco de Sabadell SA	472,630	164,717
Banco Santander SA (b)	4,181,910	7,844,309
Bankia SA	253,934	369,689
Bankinter SA	345,453	1,489,537
Befesa SA (e)	25,568	1,025,396
CaixaBank SA	1,469,989	3,125,219
Cellnex Telecom SA (e)	128,261	7,821,077
Cia de Distribucion Integral Logista Holdings SA	16,344	279,821
CIE Automotive SA	22,926	433,642
Construcciones y Auxiliar de Ferrocarriles SA (b)	7,107	245,437
Distribuidora Internacional de Alimentacion SA (b)(c)	815,979	101,714
Ebro Foods SA	43,478	1,012,552
Enagas SA	95,566	2,207,130
Ence Energia y Celulosa SA (b)	192,601	495,071
Endesa SA	129,821	3,475,517
Ercros SA	42,715	94,169
Euskaltel SA (e)	34,945	370,034
Faes Farma SA	125,851	507,673
Ferrovial SA	199,152	4,845,866
Fomento de Construcciones y Contratas SA	20,761	197,928
Gestamp Automocion SA (e)	70,857	205,400
Global Dominion Access SA (e)	46,262	188,787
Grifols SA (c)	172,609	4,977,263
Grifols SA ADR	106,458	1,847,046
Grupo Catalana Occidente SA	17,132	431,932
Iberdrola SA	2,316,059	28,544,401
Indra Sistemas SA (b)(c)	210,481	1,499,435
Industria de Diseno Textil SA	467,589	13,049,980
Inmobiliaria Colonial Socimi SA REIT	122,977	1,017,395
Lar Espana Real Estate Socimi SA REIT (c)	24,971	115,226
Security Description	Shares	Value
Let's GOWEX SA (b)(c)(f)	4,019	$ —
Mapfre SA	405,008	634,985
Masmovil Ibercom SA (b)	28,989	764,864
Mediaset Espana Comunicacion SA (b)(c)	85,371	317,350
Melia Hotels International SA (b)(c)	45,138	165,886
Merlin Properties Socimi SA REIT	132,504	1,107,089
Metrovacesa SA (b)(e)	18,556	119,678
Miquel y Costas & Miquel SA	7,059	102,147
Naturgy Energy Group SA	1,107	22,224
Neinor Homes SA (b)(e)	18,680	239,204
Pharma Mar SA (c)	21,462	2,718,082
Prosegur Cash SA (e)	164,964	135,412
Prosegur Cia de Seguridad SA	111,482	266,688
Red Electrica Corp. SA	182,581	3,428,871
Repsol SA	705,697	4,735,161
Sacyr SA	242,440	432,132
Siemens Gamesa Renewable Energy SA	94,156	2,549,415
Solaria Energia y Medio Ambiente SA (b)	50,684	959,869
Talgo SA (b)(e)	35,663	143,234
Tecnicas Reunidas SA (b)	44,075	471,880
Telefonica SA	1,318,777	4,541,966
Unicaja Banco SA (b)(e)	327,928	246,301
Viscofan SA	17,678	1,179,543
Zardoya Otis SA	594	3,629
		137,446,990
SWEDEN — 3.2%
Sinch AB (b)(e)	8,075	661,338
AAK AB (b)	71,349	1,332,512
Alfa Laval AB (b)	302,565	6,720,662
Arjo AB Class B	31,232	193,499
Assa Abloy AB Class B	417,086	9,791,036
Atlas Copco AB Class A	268,904	12,883,356
Atlas Copco AB Class B	164,849	6,910,765
Beijer Ref AB	28,755	951,646
Bilia AB Class A (b)	126,880	1,603,366
BillerudKorsnas AB	74,793	1,256,439
Boliden AB (b)	111,987	3,337,087
Bravida Holding AB (b)(e)	82,182	1,002,712
Castellum AB	112,033	2,553,601
Diamyd Medical AB (b)	100,128	738,374
Dometic Group AB (b)(e)	121,679	1,513,170
Electrolux AB Class B	203,482	4,760,797
Electrolux Professional AB Class B (b)	3,070	12,349
Elekta AB Class B (c)	109,456	1,382,570
Epiroc AB Class A	268,904	3,910,375
Epiroc AB Class B	164,839	2,296,695
Essity AB Class B (b)	249,728	8,448,898
Evolution Gaming Group AB (e)	41,274	2,742,992
Fabege AB (c)	114,897	1,595,720

148

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Fastighets AB Balder Class B (b)	39,558	$ 2,011,933
Getinge AB Class B	42,225	922,345
Hennes & Mauritz AB Class B	429,314	7,423,055
Hexagon AB Class B (b)	109,211	8,270,750
Hexpol AB (b)	131,273	1,177,057
Holmen AB Class B	40,781	1,517,327
Husqvarna AB Class B	173,270	1,911,197
ICA Gruppen AB (c)	32,602	1,658,513
Industrivarden AB Class A (b)	81,892	2,221,606
Industrivarden AB Class C (b)	69,164	1,846,177
Indutrade AB (b)	36,696	1,971,334
Intrum AB	29,971	739,396
Investment AB Latour Class B	50,655	1,193,081
Investor AB Class B	164,639	10,798,111
JM AB	34,089	1,061,901
Kancera AB (b)(c)	1,136,977	402,706
Karo Pharma AB (b)	543,775	4,240,837
Kinnevik AB Class B	135,387	5,516,075
KNOW IT AB (b)	161,089	4,094,720
Kungsleden AB	73,267	696,241
L E Lundbergforetagen AB Class B (b)	29,987	1,488,293
LeoVegas AB (e)	158,636	673,184
Loomis AB (b)	29,881	817,972
Lundin Energy AB	95,655	1,907,756
Modern Times Group MTG AB Class B (b)	6,675	93,748
NetEnt AB	476,330	4,071,424
Nibe Industrier AB Class B (b)	158,608	4,095,454
Nordic Entertainment Group AB Class B (b)	6,630	281,201
Pandox AB (b)	31,122	359,555
Saab AB Class B (b)(c)	41,253	1,219,153
Samhallsbyggnadsbolaget i Norden AB (c)	343,110	1,041,981
Sandvik AB (b)	647,701	12,729,677
Securitas AB Class B (b)	134,868	2,068,227
Skandinaviska Enskilda Banken AB Class A (b)	731,235	6,506,766
Skanska AB Class B (b)	168,285	3,568,770
SKF AB Class B	153,892	3,193,044
SSAB AB Class B (b)	257,853	824,265
Stillfront Group AB (b)	12,899	1,619,941
Svenska Cellulosa AB SCA Class B (b)	207,635	2,854,691
Svenska Handelsbanken AB Class A (b)	626,334	5,271,003
Swedbank AB Class A (b)	433,426	6,815,684
Swedish Match AB	66,641	5,456,372
Swedish Orphan Biovitrum AB (b)	92,829	2,247,603
Tele2 AB Class B (c)	360,305	5,104,656
Telefonaktiebolaget LM Ericsson Class B	1,451,380	15,937,612
Telia Co. AB (c)	605,396	2,492,608
Tethys Oil AB (b)	129,761	624,883
Security Description	Shares	Value
Thule Group AB (e)	37,287	$ 1,236,512
Trelleborg AB Class B (b)	102,315	1,820,521
Volvo AB Class A (b)	146,499	2,844,863
Volvo AB Class B (b)	666,647	12,889,750
Wallenstam AB Class B (c)	86,004	1,314,564
Wihlborgs Fastigheter AB	54,752	1,085,864
		250,831,918
SWITZERLAND — 8.4%
ABB, Ltd.	843,013	21,516,903
Adecco Group AG	125,788	6,664,881
Alcon, Inc. (b)	216,434	12,320,542
ALSO Holding AG	2,604	688,731
Aryzta AG (c)	168,369	111,238
Bachem Holding AG Class B	2,582	1,100,248
Baloise Holding AG	20,479	3,020,304
Barry Callebaut AG	1,310	2,920,141
Belimo Holding AG	108	818,155
BKW AG	8,018	856,126
Bucher Industries AG	2,708	1,035,746
Cembra Money Bank AG	11,194	1,332,924
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,692,517
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,071,020
Cie Financiere Richemont SA	219,879	14,766,296
Clariant AG	120,156	2,375,002
Coca-Cola HBC AG	73,417	1,814,746
Comet Holding AG	23,053	3,547,966
Credit Suisse Group AG	776,898	7,816,757
CRISPR Therapeutics AG (b)(c)	13,800	1,154,232
Daetwyler Holding AG	2,966	661,801
DKSH Holding AG	12,727	890,024
dormakaba Holding AG	1,275	693,878
Dufry AG (b)(c)	13,570	420,947
EMS-Chemie Holding AG	2,734	2,459,484
Flughafen Zurich AG (b)	8,092	1,115,045
Forbo Holding AG	357	587,520
Galenica AG (e)	20,314	1,419,493
Geberit AG	16,290	9,677,368
Georg Fischer AG	1,397	1,458,202
Givaudan SA	4,057	17,530,656
Glencore PLC (b)	4,956,842	10,314,645
Helvetia Holding AG	13,379	1,140,218
Idorsia, Ltd. (b)	40,908	1,101,566
Inficon Holding AG	847	700,648
Interroll Holding AG	220	556,735
IWG PLC (b)	286,460	962,872
Julius Baer Group, Ltd.	138,748	5,930,486
Kuehne + Nagel International AG	50,374	9,830,812
LafargeHolcim, Ltd. (d)	255,575	11,680,647
LafargeHolcim, Ltd. (d)	4,180	190,773
Leonteq AG (c)	19,080	681,169
Logitech International SA	70,743	5,519,301
Lonza Group AG	28,556	17,672,862

149

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Meyer Burger Technology AG (b)(c)	151,348	$ 40,952
Mobimo Holding AG	2,693	792,878
Nestle SA	1,146,795	136,479,527
Novartis AG	1,031,458	89,712,989
OC Oerlikon Corp. AG	78,174	625,392
Partners Group Holding AG	8,090	7,463,493
PSP Swiss Property AG	16,320	1,980,604
Roche Holding AG Bearer Shares	1	344
Roche Holding AG	298,743	102,474,946
Schindler Holding AG (d)	18,986	5,197,256
Schindler Holding AG (d)	9,558	2,607,058
Schweiter Technologies AG	317	443,024
SFS Group AG	6,871	692,896
SGS SA	2,663	7,156,405
Sika AG	71,327	17,568,762
Sonova Holding AG (b)	23,348	5,936,428
St Galler Kantonalbank AG (c)	1,235	531,638
STMicroelectronics NV	343,829	10,583,770
Straumann Holding AG	4,104	4,154,253
Sulzer AG	31,726	2,557,072
Sunrise Communications Group AG (e)	13,641	1,618,361
Swatch Group AG (d)	12,399	2,900,185
Swatch Group AG (d)	24,496	1,103,820
Swiss Life Holding AG	13,579	5,150,783
Swiss Prime Site AG	29,828	2,714,145
Swiss Re AG	147,202	10,939,812
Swisscom AG	10,851	5,770,665
Temenos AG	40,752	5,502,352
u-blox Holding AG	6,860	381,920
UBS Group AG	1,416,751	15,883,032
Valiant Holding AG	6,527	551,287
VAT Group AG (e)	10,631	2,037,681
Vifor Pharma AG	15,052	2,054,444
Vontobel Holding AG	11,271	742,813
VZ Holding AG	5,874	525,543
Zur Rose Group AG (b)	2,933	702,324
Zurich Insurance Group AG	65,058	22,709,225
		668,109,706
THAILAND — 0.2%
Sea, Ltd. ADR (b)	117,251	18,061,344
TURKEY — 0.0% (a)
Eldorado Gold Corp. (b)	43,502	457,573
UNITED KINGDOM — 10.6%
3i Group PLC	403,978	5,204,870
Admiral Group PLC	102,768	3,468,934
Afren PLC (b)(c)(f)	55,933	—
Aggreko PLC	91,438	437,144
Ashtead Group PLC	184,249	6,669,518
Associated British Foods PLC	149,974	3,620,828
AstraZeneca PLC	569,744	62,291,294
Auto Trader Group PLC (e)	312,902	2,277,446
Security Description	Shares	Value
AVEVA Group PLC	26,834	$ 1,660,311
Aviva PLC	2,136,641	7,891,745
Avon Rubber PLC	141,579	7,778,915
B&M European Value Retail SA	325,422	2,081,230
Babcock International Group PLC	217,293	703,415
BAE Systems PLC	1,313,161	8,182,693
Balfour Beatty PLC	1,127,181	3,258,342
Barclays PLC (b)	5,906,555	7,453,493
Barratt Developments PLC	675,834	4,157,150
Beazley PLC	221,564	875,927
Bellway PLC	42,241	1,283,861
Berkeley Group Holdings PLC	44,831	2,450,443
Big Yellow Group PLC REIT	117,066	1,573,966
BP PLC	8,271,770	24,082,307
British American Tobacco PLC	935,093	33,576,864
British Land Co. PLC REIT	725,629	3,165,126
Britvic PLC	90,236	957,755
BT Group PLC	3,961,006	5,037,831
Bunzl PLC	139,314	4,515,235
Burberry Group PLC	230,337	4,627,495
Cairn Energy PLC	183,668	341,685
Capita PLC (b)	973,550	384,756
Capital & Counties Properties PLC REIT	315,470	456,372
Centrica PLC	2,868,001	1,486,437
Cineworld Group PLC (c)	500,820	264,099
Close Brothers Group PLC	62,730	828,004
CNH Industrial NV (b)	417,662	3,256,001
Coca-Cola European Partners PLC	96,929	3,761,814
Compass Group PLC	701,972	10,608,783
Croda International PLC	54,433	4,398,186
Daily Mail & General Trust PLC Class A	51,039	428,891
DCC PLC	35,423	2,751,354
Dechra Pharmaceuticals PLC	53,418	2,226,455
Derwent London PLC REIT	47,543	1,579,614
Diageo PLC	981,229	33,616,114
Dialog Semiconductor PLC (b)	32,664	1,424,889
Direct Line Insurance Group PLC	601,072	2,093,415
Dixons Carphone PLC	426,218	514,097
Drax Group PLC	161,117	554,473
DS Smith PLC	287,484	1,095,280
easyJet PLC	105,158	681,916
Electrocomponents PLC	230,719	2,125,198
EnQuest PLC (b)(c)	5,604,658	757,900
Experian PLC	464,944	17,551,521
Farfetch, Ltd. Class A (b)(c)	72,791	1,831,422
Fiat Chrysler Automobiles NV (b)	447,878	5,497,839
Firstgroup PLC (b)	1,452,047	714,840
Frasers Group PLC (b)	65,247	290,675
Future PLC	46,877	1,176,902
G4S PLC (b)	1,513,671	3,919,618
Gamesys Group PLC	64,323	991,229

150

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
GlaxoSmithKline PLC	2,183,909	$ 40,995,144
Grafton Group PLC (b)	91,397	798,157
Great Portland Estates PLC REIT	118,407	916,928
GVC Holdings PLC (b)	229,576	2,890,791
GW Pharmaceuticals PLC ADR (b)(c)	12,154	1,183,192
Gym Group PLC (b)(c)(e)	394,931	696,413
Halma PLC	159,058	4,822,027
Hammerson PLC REIT (b)(c)	1,526,267	321,625
Hargreaves Lansdown PLC	82,306	1,662,049
Hays PLC	580,564	848,125
Hiscox, Ltd. (b)	122,872	1,419,156
HomeServe PLC	167,916	2,683,131
Howden Joinery Group PLC	249,159	1,902,398
HSBC Holdings PLC	8,115,748	31,633,492
IG Group Holdings PLC	151,672	1,551,985
IMI PLC	96,928	1,315,739
Imperial Brands PLC	401,180	7,092,476
Inchcape PLC (b)	174,042	991,356
Indivior PLC (b)	337,500	510,494
Informa PLC (b)	499,092	2,429,276
InterContinental Hotels Group PLC (b)	82,955	4,390,578
Intermediate Capital Group PLC	123,974	1,912,064
International Consolidated Airlines Group SA (c)	283,890	348,736
International Personal Finance PLC (b)	140,601	84,341
Intertek Group PLC	70,051	5,736,192
Intu Properties PLC REIT (b)(c)(f)	315,030	—
ITV PLC	1,524,544	1,332,743
J Sainsbury PLC	1,026,144	2,533,140
JD Sports Fashion PLC	173,107	1,811,378
John Wood Group PLC (b)	435,444	1,197,940
Johnson Matthey PLC	83,080	2,531,555
Keller Group PLC	42,125	331,656
Kingfisher PLC	1,630,408	6,253,816
Lancashire Holdings, Ltd.	83,113	743,543
Land Securities Group PLC REIT	513,768	3,470,441
Legal & General Group PLC	2,459,745	5,989,450
Lloyds Banking Group PLC (b)	29,174,187	9,940,152
London Stock Exchange Group PLC	129,655	14,877,769
LondonMetric Property PLC REIT	286,061	820,999
M&G PLC	1,062,064	2,189,993
Man Group PLC	1,147,406	1,705,871
Marks & Spencer Group PLC	1,256,548	1,584,178
Meggitt PLC	263,285	876,465
Melrose Industries PLC (b)	1,935,643	2,890,271
Micro Focus International PLC (b)	149,594	475,945
Mondi PLC	303,553	6,433,943
National Grid PLC	1,602,705	18,436,448
Security Description	Shares	Value
Natwest Group PLC (b)	1,866,196	$ 2,558,581
Next PLC	88,851	6,834,560
Ninety One PLC (b)	118,457	312,408
Ocado Group PLC (b)	194,119	6,886,260
Pearson PLC	496,278	3,523,602
Pennon Group PLC	173,309	2,309,995
Persimmon PLC	52,688	1,684,485
Petrofac, Ltd. (b)	99,639	143,562
Phoenix Group Holdings PLC	233,673	2,079,000
Provident Financial PLC (b)	46,198	115,866
Prudential PLC	1,062,064	15,226,970
Quilter PLC (e)	979,763	1,623,829
Reckitt Benckiser Group PLC	298,411	29,165,396
Redrow PLC (b)	85,689	447,324
RELX PLC (d)	523,889	11,689,914
RELX PLC (d)	423,526	9,451,211
Rentokil Initial PLC (b)	769,455	5,327,888
Restaurant Group PLC	1,159,514	742,015
Rightmove PLC	424,204	3,437,439
Rio Tinto PLC	427,145	25,708,274
Rolls-Royce Holdings PLC (c)	892,634	1,500,196
Rotork PLC	455,382	1,661,361
Royal Mail PLC	190,299	587,984
RSA Insurance Group PLC	568,174	3,317,896
Sage Group PLC	466,743	4,349,345
Schroders PLC	47,562	1,657,105
Segro PLC REIT	404,875	4,880,390
Serco Group PLC (b)	753,327	1,238,802
Severn Trent PLC	99,581	3,139,927
Shaftesbury PLC REIT	116,045	745,914
Signature Aviation PLC	394,715	1,219,077
Smith & Nephew PLC	398,132	7,805,501
Smiths Group PLC	237,375	4,219,577
Spectris PLC	51,398	1,619,321
Spirax-Sarco Engineering PLC	29,959	4,285,584
SSE PLC	636,984	9,947,793
SSP Group PLC	184,452	430,419
St James's Place PLC	217,655	2,619,688
Standard Chartered PLC (b)	1,210,298	5,571,800
Standard Life Aberdeen PLC	1,543,864	4,510,750
Subsea 7 SA (b)	105,022	752,707
TalkTalk Telecom Group PLC (c)	181,224	187,898
Tate & Lyle PLC	378,879	3,258,247
Taylor Wimpey PLC	1,025,120	1,437,261
Telecom Plus PLC	25,886	447,098
Tesco PLC	4,540,821	12,474,541
Tiziana Life Sciences PLC ADR (b)(c)	154,212	516,610
TP ICAP PLC	243,280	717,717
Trainline PLC (b)(e)	117,350	550,707
Travis Perkins PLC	66,637	935,571
Tritax Big Box REIT PLC	904,632	1,812,737
Unilever NV	583,552	35,241,581
Unilever PLC	481,515	29,730,718
UNITE Group PLC REIT (b)	109,393	1,186,541

151

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
United Utilities Group PLC	295,516	$ 3,269,524
Victrex PLC	39,458	934,017
Virgin Money UK PLC ADR (b)	309,844	287,594
Vodafone Group PLC	11,969,727	15,889,176
Weir Group PLC	48,124	779,239
WH Smith PLC	44,904	553,234
Whitbread PLC (b)	115,041	3,160,406
William Hill PLC	598,712	2,151,761
Wm Morrison Supermarkets PLC	1,641,289	3,610,341
Workspace Group PLC REIT	98,284	684,226
WPP PLC	558,538	4,390,233
		841,994,172
UNITED STATES — 0.8%
Access Bio, Inc. ADR (b)	20,477	406,213
Adaptimmune Therapeutics PLC ADR (b)	118,207	943,292
Argonaut Gold, Inc. (b)	146,328	294,683
Atlassian Corp. PLC Class A (b)	48,821	8,875,170
Bausch Health Cos., Inc. (b)	140,749	2,181,175
Carnival PLC	133,525	1,724,485
Constellium SE (b)	34,005	266,939
CyberArk Software, Ltd. (b)	25,568	2,644,242
Ferguson PLC	143,307	14,473,078
Flex, Ltd. (b)	573,871	6,392,923
International Game Technology PLC (c)	43,610	485,379
Nabriva Therapeutics PLC (b)(c)	853,069	454,686
Nordic American Tankers, Ltd. (c)	164,438	573,889
Primo Water Corp.	64,108	907,567
QIAGEN NV (b)	97,002	5,039,100
REC Silicon ASA (b)(c)	126,464	52,118
Spotify Technology SA (b)	29,276	7,101,479
Stratasys, Ltd. (b)(c)	19,105	238,239
Waste Connections, Inc.	107,783	11,167,634
		64,222,291
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	280,167	2,489,674
TOTAL COMMON STOCKS (Cost $7,773,193,438)		7,896,638,016

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Pointsbet Holdings Ltd. (expiring 9/22/20) (b) (f)	46,492	—
BERMUDA — 0.0% (a)
Summit Ascent Holdings, Ltd. (expiring 10/06/20)	3,643,000	—
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (b)	32,808	25,506
Security Description	Shares	Value
SOUTH KOREA — 0.0% (a)
Medytox, Inc. (expiring 10/15/20) (b)	994	$ 24,733
SPAIN — 0.0% (a)
Almirall SA (expiring 10/2/20) (b)	23,011	5,617
TOTAL RIGHTS (Cost $19,717)		55,856
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 2/21/23) (b)	13	1
Technicolor SA (expiring 9/22/24) (b) (c)	7,094	657
TOTAL WARRANTS (Cost $2)		658
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	11,347,853	11,350,122
State Street Navigator Securities Lending Portfolio II (i) (j)	121,695,745	121,695,745
TOTAL SHORT-TERM INVESTMENTS (Cost $133,047,000)		133,045,867
TOTAL INVESTMENTS — 101.0% (Cost $7,906,260,157)		8,029,740,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(83,392,141)
NET ASSETS — 100.0%		$ 7,946,348,256
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $74,275, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

152

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,895,933,024	$630,717	$74,275	$7,896,638,016
Rights	50,239	5,617	0(a)	55,856
Warrants	658	—	—	658
Short-Term Investments	133,045,867	—	—	133,045,867
TOTAL INVESTMENTS	$8,029,029,788	$636,334	$74,275	$8,029,740,397
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$ 2,670,363	$ 286,947,434	$ 278,260,828	$(5,700)	$(1,147)	11,347,853	$ 11,350,122	$ 57,189
State Street Navigator Securities Lending Portfolio II	—	—	926,673,548	804,977,803	—	—	121,695,745	121,695,745	1,292,098
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$110,868,309	$1,300,574,226	$1,278,389,821	$(5,700)	$(1,147)		$133,045,867	$1,478,117
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
AECC Aviation Power Co., Ltd. Class A	121,500	$ 738,528
AVIC Aircraft Co., Ltd. Class A	167,800	569,199
AVIC Electromechanical Systems Co., Ltd. Class A	416,200	703,449
AVIC Shenyang Aircraft Co., Ltd. Class A	82,000	692,245
AviChina Industry & Technology Co., Ltd. Class H	1,920,000	1,092,542
AVICOPTER PLC Class A	61,000	503,457
China Avionics Systems Co., Ltd. Class A	188,887	474,284
China Spacesat Co., Ltd. Class A	121,600	595,789
		5,369,493
AIR FREIGHT & LOGISTICS — 0.6%
BEST, Inc. ADR (a) (b)	89,319	267,957
SF Holding Co., Ltd. Class A	134,700	1,611,724
Sinotrans, Ltd. Class H	878,000	209,587
STO Express Co., Ltd. Class A	24,871	55,230
YTO Express Group Co., Ltd. Class A	231,600	477,103
Yunda Holding Co., Ltd. Class A	101,758	280,849
ZTO Express Cayman, Inc. ADR	207,930	6,221,266
		9,123,716
AIRLINES — 0.1%
Air China, Ltd. Class A	607,900	635,104
Air China, Ltd. Class H (b)	402,000	262,986
China Eastern Airlines Corp., Ltd. Class H (b)	204,000	87,128
China Southern Airlines Co., Ltd. Class A (a)	425,300	363,488
China Southern Airlines Co., Ltd. Class H (a) (b)	696,000	375,391
Spring Airlines Co., Ltd. Class A	64,300	426,374
		2,150,471
AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (a)	1,886,000	21,415
Fuyao Glass Industry Group Co., Ltd. Class A	125,700	599,947
Fuyao Glass Industry Group Co., Ltd. Class H (c)	205,200	751,959
Huayu Automotive Systems Co., Ltd. Class A	123,100	451,673
Minth Group, Ltd.	484,000	2,101,497
Shandong Linglong Tyre Co., Ltd. Class A	140,100	602,820
Tianneng Power International, Ltd. (b)	382,000	684,150
Xinyi Glass Holdings, Ltd.	1,158,000	2,327,954
		7,541,415
Security Description	Shares	Value
AUTOMOBILES — 2.1%
BAIC Motor Corp., Ltd. Class H (c)	1,022,400	$ 415,556
Brilliance China Automotive Holdings, Ltd.	1,532,000	1,437,115
BYD Co., Ltd. Class A	56,600	969,480
BYD Co., Ltd. Class H (b)	337,500	5,286,774
Chongqing Changan Automobile Co., Ltd. Class A (a)	348,300	689,281
Dongfeng Motor Group Co., Ltd. Class H	1,369,300	849,849
Geely Automobile Holdings, Ltd.	2,609,000	5,184,336
Great Wall Motor Co., Ltd. Class H (b)	1,812,500	2,298,952
Guangzhou Automobile Group Co., Ltd. Class H	1,577,691	1,313,046
NIO, Inc. ADR (a)	486,202	10,317,207
Qingling Motors Co., Ltd. Class H	2,796,000	487,045
SAIC Motor Corp., Ltd. Class A	390,479	1,100,727
		30,349,368
BANKS — 7.5%
Agricultural Bank of China, Ltd. Class A	3,337,600	1,559,052
Agricultural Bank of China, Ltd. Class H	14,885,000	4,647,961
Bank of Beijing Co., Ltd. Class A	624,600	430,740
Bank of Chengdu Co., Ltd. Class A	343,800	500,530
Bank of China, Ltd. Class A	1,457,100	687,078
Bank of China, Ltd. Class H	37,990,700	11,764,862
Bank of Chongqing Co., Ltd. Class H (b)	1,244,500	643,928
Bank of Communications Co., Ltd. Class A	360,500	241,173
Bank of Communications Co., Ltd. Class H	10,464,824	5,023,116
Bank of Hangzhou Co., Ltd. Class A	340,000	590,189
Bank of Jiangsu Co., Ltd. Class A	420,300	376,556
Bank of Nanjing Co., Ltd. Class A	343,800	399,714
Bank of Ningbo Co., Ltd. Class A	215,200	998,261
Bank of Shanghai Co., Ltd. Class A	485,700	582,585
Bank of Zhengzhou Co., Ltd. Class A	645,890	355,957
China CITIC Bank Corp., Ltd. Class H	6,964,471	2,686,938
China Construction Bank Corp. Class H	44,921,623	29,097,619
China Everbright Bank Co., Ltd. Class A	1,608,700	865,237
China Everbright Bank Co., Ltd. Class H	781,000	245,889
China Merchants Bank Co., Ltd. Class A	732,100	3,883,648
China Merchants Bank Co., Ltd. Class H	1,994,735	9,407,428
China Minsheng Banking Corp., Ltd. Class A	774,900	605,185

154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H	4,165,759	$ 2,182,320
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,064,000	759,019
Huaxia Bank Co., Ltd. Class A	421,600	380,827
Industrial & Commercial Bank of China, Ltd. Class A	2,019,100	1,463,827
Industrial & Commercial Bank of China, Ltd. Class H	36,687,789	19,030,311
Industrial Bank Co., Ltd. Class A	928,800	2,207,616
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	389,200	447,910
Ping An Bank Co., Ltd. Class A	670,000	1,497,709
Postal Savings Bank of China Co., Ltd. Class H (c)	3,549,000	1,488,290
Shanghai Pudong Development Bank Co., Ltd. Class A	1,135,270	1,570,839
		106,622,314
BEVERAGES — 2.4%
Anhui Gujing Distillery Co., Ltd. Class A	29,000	926,369
Anhui Kouzi Distillery Co., Ltd. Class A	47,500	355,009
Beijing Shunxin Agriculture Co., Ltd. Class A	53,600	475,160
Beijing Yanjing Brewery Co., Ltd. Class A	464,000	576,385
China Resources Beer Holdings Co., Ltd.	703,667	4,303,718
Chongqing Brewery Co., Ltd. Class A	66,639	1,013,288
Jiangsu King's Luck Brewery JSC, Ltd. Class A	97,100	635,572
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	57,300	1,055,351
Kweichow Moutai Co., Ltd. Class A	51,331	12,620,393
Luzhou Laojiao Co., Ltd. Class A	57,300	1,212,062
Nongfu Spring Co., Ltd. Class H (a)	404,800	1,828,129
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	38,100	1,112,689
Sichuan Swellfun Co., Ltd. Class A	62,400	593,077
Tsingtao Brewery Co., Ltd. Class H	223,000	1,814,213
Wuliangye Yibin Co., Ltd. Class A	158,200	5,151,879
Yantai Changyu Pioneer Wine Co., Ltd. Class A	97,000	438,811
		34,112,105
BIOTECHNOLOGY — 1.5%
3SBio, Inc. (a) (b) (c)	605,000	680,722
BeiGene, Ltd. ADR (a)	15,798	4,525,179
Beijing SL Pharmaceutical Co., Ltd. Class A	204,175	350,807
Beijing Tiantan Biological Products Corp., Ltd. Class A	124,029	726,486
Security Description	Shares	Value
Berry Genomics Co., Ltd. Class A (a)	85,000	$ 681,999
BGI Genomics Co., Ltd. Class A	26,199	555,729
China Biologic Products Holdings, Inc. (a) (b)	11,719	1,302,450
Chongqing Zhifei Biological Products Co., Ltd. Class A	70,500	1,447,233
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	280,950	1,449,399
Getein Biotech, Inc. Class A	89,280	482,822
Hualan Biological Engineering, Inc. Class A	110,200	925,438
Innovent Biologics, Inc. (a) (c)	342,000	2,533,006
Jinyu Bio-Technology Co., Ltd. Class A	159,300	633,792
Shanghai Haohai Biological Technology Co., Ltd. Class H (b) (c)	18,700	123,902
Shanghai RAAS Blood Products Co., Ltd. Class A	340,000	411,830
Shenzhen Kangtai Biological Products Co., Ltd. Class A	32,600	874,339
Walvax Biotechnology Co., Ltd. Class A	100,700	754,994
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	220,800	741,499
Zai Lab, Ltd. ADR (a)	23,487	1,953,414
		21,155,040
BUILDING PRODUCTS — 0.1%
Beijing New Building Materials PLC Class A	153,000	696,654
China Lesso Group Holdings, Ltd.	405,000	727,432
Zhejiang Weixing New Building Materials Co., Ltd. Class A	183,775	433,014
		1,857,100
CAPITAL MARKETS — 2.0%
Caitong Securities Co., Ltd. Class A	259,700	547,236
Central China Securities Co., Ltd. Class H (b)	449,000	81,689
Changjiang Securities Co., Ltd. Class A	385,500	455,581
China Cinda Asset Management Co., Ltd. Class H	5,372,200	1,005,121
China Everbright, Ltd.	694,000	925,930
China Galaxy Securities Co., Ltd. Class H	2,344,500	1,315,945
China Huarong Asset Management Co., Ltd. Class H (c)	5,892,000	623,412
China International Capital Corp., Ltd. Class H (a) (b) (c)	278,800	642,499
China Merchants Securities Co., Ltd. Class A (a)	384,892	1,225,633
CITIC Securities Co., Ltd. Class A	278,600	1,232,831
CITIC Securities Co., Ltd. Class H	1,340,500	2,978,505
CSC Financial Co., Ltd. Class A	113,804	835,465

155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Dongxing Securities Co., Ltd. Class A	247,700	$ 468,295
East Money Information Co., Ltd. Class A	226,000	798,924
Everbright Securities Co., Ltd. Class A	235,500	761,715
Founder Securities Co., Ltd. Class A	398,500	493,259
GF Securities Co., Ltd. Class A	198,200	460,869
GF Securities Co., Ltd. Class H	845,600	1,066,002
Guosen Securities Co., Ltd. Class A	233,000	461,791
Guotai Junan International Holdings, Ltd. (b)	1,843,000	244,941
Guotai Junan Securities Co., Ltd. Class A	382,400	1,027,803
Guoyuan Securities Co., Ltd. Class A	310,800	549,120
Haitong Securities Co., Ltd. Class A (a)	208,200	434,114
Haitong Securities Co., Ltd. Class H (a)	1,788,200	1,513,625
Huaan Securities Co., Ltd. Class A	425,800	550,265
Huatai Securities Co., Ltd. Class A	268,400	811,967
Huatai Securities Co., Ltd. Class H (c)	794,000	1,297,037
Huaxi Securities Co., Ltd. Class A	276,500	488,111
Industrial Securities Co., Ltd. Class A	427,800	521,961
Noah Holdings, Ltd. ADR (a)	3,406	88,794
Orient Securities Co., Ltd. Class A	306,100	497,515
SDIC Capital Co., Ltd. Class A	215,385	485,595
Shanxi Securities Co., Ltd. Class A	473,090	554,214
Shenwan Hongyuan Group Co., Ltd. Class A	888,110	694,909
Sinolink Securities Co., Ltd. Class A	301,300	678,850
SooChow Securities Co., Ltd. Class A	391,452	615,474
Southwest Securities Co., Ltd. Class A	596,000	461,954
Western Securities Co., Ltd. Class A	306,000	428,363
Zheshang Securities Co., Ltd. Class A	305,900	798,298
		29,123,612
CHEMICALS — 0.7%
ADAMA, Ltd. Class A	294,700	366,513
China BlueChemical, Ltd. Class H	2,230,000	322,271
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	396,200	489,828
Fufeng Group, Ltd.	498,000	157,432
Hengli Petrochemical Co., Ltd. Class A	204,200	558,471
Security Description	Shares	Value
Hengyi Petrochemical Co., Ltd. Class A	282,591	$ 432,238
Huapont Life Sciences Co., Ltd. Class A	592,200	436,320
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	898,600	956,028
Jiangsu Eastern Shenghong Co., Ltd. Class A	518,000	465,615
Jiangsu Yoke Technology Co., Ltd. Class A	66,600	535,544
Lomon Billions Group Co., Ltd. Class A	216,500	743,009
Rongsheng Petro Chemical Co., Ltd. Class A	247,200	683,358
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	159,696	576,537
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,833,999	333,669
Suli Co., Ltd. Class A	123,900	316,400
Tianqi Lithium Corp. Class A (a)	111,100	325,460
Tongkun Group Co., Ltd. Class A	210,800	429,596
Transfar Zhilian Co., Ltd. Class A	350,800	291,028
Wanhua Chemical Group Co., Ltd. Class A	116,000	1,184,563
Zhejiang Juhua Co., Ltd. Class A	379,600	382,044
Zhejiang Longsheng Group Co., Ltd. Class A	180,500	361,463
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	367,000	377,475
		10,724,862
COMMERCIAL SERVICES & SUPPLIES — 0.5%
China Everbright Environment Group, Ltd.	2,064,925	1,172,345
Country Garden Services Holdings Co., Ltd.	590,000	3,795,032
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	43,441
Dongjiang Environmental Co., Ltd. Class H (b)	174,600	116,700
Greentown Service Group Co., Ltd.	692,000	851,830
Shanghai M&G Stationery, Inc. Class A	67,980	680,271
		6,659,619
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	239,700	750,928
Beijing BDStar Navigation Co., Ltd. Class A (a)	69,300	537,138
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	245,700	349,019
BYD Electronic International Co., Ltd. (b)	313,500	1,575,590
China Fiber Optic Network System Group, Ltd. (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (b)	1,428,310	504,977

156

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Fiberhome Telecommunication Technologies Co., Ltd. Class A	38,600	$ 135,145
Fujian Star-net Communication Co., Ltd. Class A	95,300	356,973
Guangzhou Haige Communications Group, Inc. Co. Class A	102,200	176,199
Hengtong Optic-electric Co., Ltd. Class A	43,300	92,007
Hytera Communications Corp., Ltd. Class A (a)	14,400	15,745
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	192,000	294,813
ZTE Corp. Class A	113,900	555,544
ZTE Corp. Class H	420,797	1,001,225
		6,345,303
CONSTRUCTION & ENGINEERING — 0.9%
China Communications Construction Co., Ltd. Class A	503,400	551,149
China Communications Construction Co., Ltd. Class H	2,536,394	1,325,470
China Communications Services Corp., Ltd. Class H	1,179,600	691,017
China Conch Venture Holdings, Ltd.	855,000	3,960,581
China National Chemical Engineering Co., Ltd. Class A	481,400	381,641
China Railway Construction Corp., Ltd. Class A	330,100	403,243
China Railway Construction Corp., Ltd. Class H	1,007,875	693,158
China Railway Group, Ltd. Class A	456,500	362,574
China Railway Group, Ltd. Class H	2,376,000	1,115,953
China State Construction Engineering Corp., Ltd. Class A	1,488,700	1,114,392
China State Construction International Holdings, Ltd.	1,160,000	755,871
Metallurgical Corp. of China, Ltd. Class A	961,400	375,420
Metallurgical Corp. of China, Ltd. Class H	1,713,000	274,080
Power Construction Corp. of China, Ltd. Class A	589,100	327,263
Shanghai Construction Group Co., Ltd. Class A	805,500	366,768
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	295,600	421,209
		13,119,789
CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. Class A	88,600	721,459
Anhui Conch Cement Co., Ltd. Class H	677,500	4,659,452
BBMG Corp. Class H (b)	1,364,000	251,680
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	133,300	1,058,731
China Jushi Co., Ltd. Class A	341,700	727,075
Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	2,142,000	$ 2,703,066
China Resources Cement Holdings, Ltd.	897,163	1,224,772
CSG Holding Co., Ltd. Class A	623,817	516,607
Huaxin Cement Co., Ltd. Class A	143,300	530,647
Jinyuan EP Co., Ltd. Class A	302,900	402,599
Sichuan Shuangma Cement Co., Ltd. Class A	195,700	395,074
Tangshan Jidong Cement Co., Ltd. Class A	170,600	389,904
		13,581,066
CONSUMER FINANCE — 0.0% (e)
Chong Sing Holdings FinTech Group (a) (d)	17,798,900	13,780
LexinFintech Holdings, Ltd. ADR (a) (b)	10,310	70,624
Qudian, Inc. ADR (a) (b)	34,377	42,627
		127,031
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	406,000	156,114
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	130,240	609,333
		765,447
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	588,000	371,009
DIVERSIFIED CONSUMER SERVICES — 2.2%
Bright Scholar Education Holdings, Ltd. ADR	17,698	113,090
China Education Group Holdings, Ltd.	437,000	800,697
China Maple Leaf Educational Systems, Ltd. (b)	935,497	280,046
China Yuhua Education Corp., Ltd. (b) (c)	594,000	507,391
Fu Shou Yuan International Group, Ltd.	811,000	789,024
GSX Techedu, Inc. ADR (a) (b)	44,623	4,020,978
Koolearn Technology Holding, Ltd. (a) (b) (c)	81,500	348,084
New Oriental Education & Technology Group, Inc. ADR (a)	61,036	9,124,882
TAL Education Group ADR (a)	190,489	14,484,784
Zhejiang Yasha Decoration Co., Ltd. Class A	512,900	751,253
		31,220,229
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	577,700	373,709
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—

157

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Far East Horizon, Ltd.	1,297,000	$ 1,050,989
Oceanwide Holdings Co., Ltd. Class A	600,400	373,353
		1,798,051
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
China Telecom Corp., Ltd. Class H	5,900,951	1,766,478
China Tower Corp., Ltd. Class H (c)	22,932,000	3,965,017
China Unicom Hong Kong, Ltd.	3,099,805	2,019,873
CITIC Telecom International Holdings, Ltd.	1,236,000	393,925
		8,145,293
ELECTRICAL EQUIPMENT — 0.7%
Baosheng Science and Technology Innovation Co., Ltd. Class A	734,352	488,031
Contemporary Amperex Technology Co., Ltd. Class A	88,400	2,725,090
Dongfang Electric Corp., Ltd. Class A	291,300	436,115
Dongfang Electric Corp., Ltd. Class H	225,200	167,375
Eve Energy Co., Ltd. Class A	112,300	819,128
Fangda Carbon New Material Co., Ltd. Class A (a)	323,060	290,389
Fullshare Holdings, Ltd. (a)	4,612,500	104,153
Nanyang Topsec Technologies Group, Inc. Class A (a)	162,000	548,570
NARI Technology Co., Ltd. Class A	168,900	490,799
Ningbo Sanxing Medical Electric Co., Ltd. Class A	436,100	423,485
Shanghai Electric Group Co., Ltd. Class A (a)	548,700	405,888
Shanghai Electric Group Co., Ltd. Class H (a)	2,362,000	636,978
Tech Pro Technology Development, Ltd. (b) (d)	4,481,396	—
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	215,900	325,458
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	376,160	328,109
Zhejiang Chint Electrics Co., Ltd. Class A	124,900	557,111
Zhuzhou CRRC Times Electric Co., Ltd. Class H	303,700	1,014,946
		9,761,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
AAC Technologies Holdings, Inc. (b)	366,245	1,972,997
Accelink Technologies Co., Ltd. Class A	92,500	476,655
Anxin-China Holdings, Ltd. (d)	3,068,000	—
Security Description	Shares	Value
Avary Holding Shenzhen Co., Ltd. Class A	69,900	$ 589,066
AVIC Jonhon Optronic Technology Co., Ltd. Class A	69,600	474,851
BOE Technology Group Co., Ltd. Class A	1,447,700	1,047,435
Foxconn Industrial Internet Co., Ltd. Class A	199,400	399,311
GoerTek, Inc. Class A	186,700	1,112,282
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	287,600	1,615,083
Hollysys Automation Technologies, Ltd.	22,214	245,465
Ju Teng International Holdings, Ltd.	1,052,000	314,921
Kingboard Holdings, Ltd.	359,999	1,184,513
Kingboard Laminates Holdings, Ltd.	347,000	474,606
Lens Technology Co., Ltd. Class A	182,700	864,731
Lingyi iTech Guangdong Co. Class A	282,000	464,993
Luxshare Precision Industry Co., Ltd. Class A	276,763	2,329,910
Maxscend Microelectronics Co., Ltd. Class A	10,220	568,957
OFILM Group Co., Ltd. Class A	209,800	445,488
Shengyi Technology Co., Ltd. Class A	105,500	362,533
Shennan Circuits Co., Ltd. Class A	34,520	592,603
Shenzhen Kinwong Electronic Co., Ltd. Class A	81,500	400,517
Sunny Optical Technology Group Co., Ltd.	362,400	5,531,861
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	129,100	502,224
Tianma Microelectronics Co., Ltd. Class A	191,600	417,007
Tunghsu Optoelectronic Technology Co., Ltd. Class A (a)	547,600	244,497
Unisplendour Corp., Ltd. Class A	119,676	448,457
Universal Scientific Industrial Shanghai Co., Ltd. Class A	162,800	612,212
Wasion Holdings, Ltd.	424,000	118,720
Westone Information Industry, Inc. Class A	93,200	253,933
Wingtech Technology Co., Ltd. Class A	51,400	885,107
Wuhan Guide Infrared Co., Ltd. Class A	157,160	800,587
WUS Printed Circuit Kunshan Co., Ltd. Class A	105,900	293,217
Zhejiang Dahua Technology Co., Ltd. Class A	161,400	487,556
		26,532,295
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,220,000	52,735

158

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	961,900	$ 667,745
Sinopec Oilfield Service Corp. Class H (a)	1,598,000	102,066
		822,546
ENTERTAINMENT — 2.2%
Alibaba Pictures Group, Ltd. (a) (b)	8,250,000	1,224,194
Bilibili, Inc. ADR (a)	64,278	2,673,965
China Film Co., Ltd. Class A	175,600	364,588
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	564,128
Giant Network Group Co., Ltd. Class A	153,100	434,509
HUYA, Inc. ADR (a) (b)	22,970	550,131
iQIYI, Inc. ADR (a) (b)	116,359	2,627,386
Leyou Technologies Holdings, Ltd. (a)	455,000	190,806
Mango Excellent Media Co., Ltd. Class A	65,766	653,173
NetDragon Websoft Holdings, Ltd. (b)	216,000	468,232
NetEase, Inc. ADR	36,474	16,583,634
Perfect World Co., Ltd. Class A	145,200	712,488
Tencent Music Entertainment Group ADR (a)	113,745	1,680,014
Wanda Film Holding Co., Ltd. Class A (a)	165,400	433,833
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	161,300	943,371
XD, Inc. (a)	52,000	261,677
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	360,912	506,297
		30,872,426
FOOD & STAPLES RETAILING — 0.3%
Jiajiayue Group Co., Ltd. Class A	111,108	590,552
Laobaixing Pharmacy Chain JSC Class A	55,700	681,076
Sun Art Retail Group, Ltd.	1,213,000	1,338,213
Yifeng Pharmacy Chain Co., Ltd. Class A	52,380	766,446
Yonghui Superstores Co., Ltd. Class A	348,800	402,444
		3,778,731
FOOD PRODUCTS — 2.4%
Ausnutria Dairy Corp., Ltd. (b)	160,000	253,523
China Feihe, Ltd. (c)	933,000	2,164,560
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (d)	701,000	91,356
China Mengniu Dairy Co., Ltd.	1,433,220	6,713,017
China Yurun Food Group, Ltd. (a) (b)	1,096,000	106,064
Dali Foods Group Co., Ltd. (c)	629,500	384,198
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	111,080	$ 2,653,297
Fujian Sunner Development Co., Ltd. Class A	104,000	335,311
Guangdong Haid Group Co., Ltd. Class A	85,400	771,788
Health & Happiness H&H International Holdings, Ltd. (b)	175,500	755,216
Henan Shuanghui Investment & Development Co., Ltd. Class A	115,900	903,966
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	281,900	1,599,273
Jiangxi Zhengbang Technology Co., Ltd. Class A	162,100	434,254
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	71,393	689,071
Muyuan Foods Co., Ltd. Class A	144,562	1,576,351
New Hope Liuhe Co., Ltd. Class A	174,400	711,858
Tingyi Cayman Islands Holding Corp.	1,005,844	1,772,881
Toly Bread Co., Ltd. Class A	61,178	537,199
Tongwei Co., Ltd. Class A	194,900	763,368
Uni-President China Holdings, Ltd.	799,400	730,291
Want Want China Holdings, Ltd.	3,379,933	2,346,328
WH Group, Ltd. (c)	4,845,106	3,926,099
Yihai International Holding, Ltd.	230,000	3,588,000
		33,807,269
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	139,500	418,500
China Gas Holdings, Ltd.	1,085,800	3,082,271
China Resources Gas Group, Ltd.	465,000	2,076,000
Kunlun Energy Co., Ltd.	2,129,400	1,395,787
		6,972,558
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
AK Medical Holdings, Ltd. (c)	94,000	239,912
Intco Medical Technology Co., Ltd. Class A	26,200	582,197
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	127,282	615,188
Microport Scientific Corp. (b)	248,365	985,448
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,404,000	2,797,130
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	37,400	1,917,864
Sinocare, Inc. Class A	109,800	647,672
		7,785,411
HEALTH CARE PROVIDERS & SERVICES — 0.3%
China National Accord Medicines Corp., Ltd. Class A	62,700	426,851
China Resources Medical Holdings Co., Ltd. (b)	444,500	289,642
Huadong Medicine Co., Ltd. Class A	100,400	365,425

159

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	206,900	$ 515,245
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	228,400	477,243
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	551,800	922,752
Sinopharm Group Co., Ltd. Class H	620,000	1,300,800
		4,297,958
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	92,254	1,181,446
Winning Health Technology Group Co., Ltd. Class A	187,600	537,398
		1,718,844
HOTELS, RESTAURANTS & LEISURE — 1.2%
Ajisen China Holdings, Ltd.	553,000	80,631
China Travel International Investment Hong Kong, Ltd. (a) (b)	3,370,000	473,974
Haidilao International Holding, Ltd. (c)	351,000	2,524,935
Huazhu Group, Ltd. ADR (b)	57,240	2,475,058
Imperial Pacific International Holdings, Ltd. (a)	24,810,300	32,013
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,306,187	203,934
Shanghai Jinjiang International Hotels Co., Ltd. Class A	118,410	711,371
Shenzhen Overseas Chinese Town Co., Ltd. Class A	403,000	402,626
Yum China Holdings, Inc.	195,287	10,340,447
		17,244,989
HOUSEHOLD DURABLES — 0.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	237,600	1,866,124
Haier Electronics Group Co., Ltd.	667,000	2,409,806
Haier Smart Home Co., Ltd. Class A	199,900	642,739
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	243,400	709,437
Hangzhou Robam Appliances Co., Ltd. Class A	105,200	506,755
Hisense Home Appliances Group Co., Ltd. Class H	308,000	379,535
Jason Furniture Hangzhou Co., Ltd. Class A	81,900	727,726
Joyoung Co., Ltd. Class A	124,854	745,669
KingClean Electric Co., Ltd. Class A	123,600	637,643
NavInfo Co., Ltd. Class A	168,100	364,126
Oppein Home Group, Inc. Class A	32,680	518,976
Shenzhen MTC Co., Ltd. Class A (a)	702,600	639,829
Skyworth Group, Ltd. (a)	941,057	269,567
Security Description	Shares	Value
TCL Technology Group Corp Class A	764,800	$ 693,091
Zhejiang Supor Co., Ltd. Class A	39,865	464,072
		11,575,095
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (b)	482,000	1,579,716
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Beijing Enterprises Clean Energy Group, Ltd. (a)	11,745,714	57,592
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,046,000	265,886
CGN Power Co., Ltd. Class H (c)	5,888,000	1,207,990
China Datang Corp. Renewable Power Co., Ltd. Class H	1,695,000	231,832
China Longyuan Power Group Corp., Ltd. Class H	1,753,000	1,094,777
China National Nuclear Power Co., Ltd. Class A	522,400	337,936
China Power International Development, Ltd.	2,633,000	485,831
China Resources Power Holdings Co., Ltd.	1,010,092	1,114,359
China Yangtze Power Co., Ltd. Class A	865,900	2,440,898
Concord New Energy Group, Ltd.	4,140,000	186,968
Datang International Power Generation Co., Ltd. Class H (b)	3,372,287	422,080
Huadian Power International Corp., Ltd. Class H	1,076,000	276,289
Huaneng Power International, Inc. Class A	23,900	19,053
Huaneng Power International, Inc. Class H	2,132,129	822,589
SDIC Power Holdings Co., Ltd. Class A	312,600	415,492
Sichuan Chuantou Energy Co., Ltd. Class A	292,800	423,260
		9,802,832
INDUSTRIAL CONGLOMERATES — 0.1%
CITIC, Ltd.	931,000	683,534
Shanghai Industrial Holdings, Ltd.	372,000	494,400
		1,177,934
INSURANCE — 3.8%
China Life Insurance Co., Ltd. Class A	152,400	997,765
China Life Insurance Co., Ltd. Class H	3,945,040	8,826,709
China Pacific Insurance Group Co., Ltd. Class A	213,800	983,260
China Pacific Insurance Group Co., Ltd. Class H	1,403,400	3,965,737
China Reinsurance Group Corp. Class H	1,579,000	144,657

160

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	718,891	$ 1,092,714
Fanhua, Inc. ADR (b)	30,323	507,910
Hubei Biocause Pharmaceutical Co., Ltd. Class A	393,000	305,769
New China Life Insurance Co., Ltd. Class A	56,200	514,109
New China Life Insurance Co., Ltd. Class H	469,000	1,745,890
People's Insurance Co. Group of China, Ltd. Class A	313,300	312,548
People's Insurance Co. Group of China, Ltd. Class H	3,257,000	962,391
PICC Property & Casualty Co., Ltd. Class H	2,958,287	2,057,441
Ping An Insurance Group Co. of China, Ltd. Class A	338,300	3,801,594
Ping An Insurance Group Co. of China, Ltd. Class H	2,661,100	27,297,735
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	55,700	275,266
		53,791,495
INTERACTIVE MEDIA & SERVICES — 14.2%
Autohome, Inc. ADR	29,431	2,825,376
Baidu, Inc. ADR (a)	136,811	17,318,904
Bitauto Holdings, Ltd. ADR (a)	21,861	344,311
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
JOYY, Inc. ADR	23,048	1,859,282
Meitu, Inc. (a) (c)	1,182,000	218,098
Momo, Inc. ADR	85,120	1,171,251
Qutoutiao, Inc. ADR (a) (b)	51,260	112,259
SINA Corp. (a)	32,106	1,368,037
Sogou, Inc. ADR (a) (b)	13,477	119,811
Sohu.com, Ltd. ADR (a)	31,281	621,241
Tencent Holdings, Ltd.	2,657,815	175,415,790
Weibo Corp. ADR (a) (b)	31,887	1,161,643
		202,536,003
INTERNET & DIRECT MARKETING RETAIL — 25.3%
Alibaba Group Holding, Ltd. ADR (a)	834,753	245,400,687
Baozun, Inc. ADR (a) (b)	15,974	518,995
JD.com, Inc. ADR (a)	424,230	32,924,490
Meituan Dianping Class B (a)	1,889,800	58,961,760
Pinduoduo, Inc. ADR (a)	167,350	12,409,003
Tongcheng-Elong Holdings, Ltd. (a)	379,707	690,822
Trip.com Group, Ltd. ADR (a)	204,975	6,382,922
Vipshop Holdings, Ltd. ADR (a)	197,735	3,092,575
		360,381,254
IT SERVICES — 0.5%
21Vianet Group, Inc. ADR (a)	43,786	1,014,084
AGTech Holdings, Ltd. (a)	1,784,000	66,756
Security Description	Shares	Value
China TransInfo Technology Co., Ltd. Class A	154,700	$ 500,826
Chinasoft International, Ltd. (b)	1,042,000	752,929
Digital China Holdings, Ltd. (b)	774,000	639,174
GDS Holdings, Ltd. ADR (a)	33,220	2,718,393
Hi Sun Technology China, Ltd. (a)	1,227,000	134,574
TravelSky Technology, Ltd. Class H	459,000	979,595
		6,806,331
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	426,000	426,232
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Genscript Biotech Corp. (a) (b)	562,000	919,505
Hangzhou Tigermed Consulting Co., Ltd. Class A	34,800	527,925
Pharmaron Beijing Co., Ltd. Class A	54,800	839,810
WuXi AppTec Co., Ltd. Class A	121,820	1,822,013
WuXi AppTec Co., Ltd. Class H (b) (c)	58,700	843,008
Wuxi Biologics Cayman, Inc. (a) (c)	399,500	9,722,026
		14,674,287
MACHINERY — 1.0%
China International Marine Containers Group Co., Ltd. Class H	285,060	307,865
China Shipbuilding Industry Co., Ltd. Class A (a)	853,300	545,706
CIMC Enric Holdings, Ltd. (b)	694,000	304,464
CRRC Corp., Ltd. Class A	255,000	206,291
CRRC Corp., Ltd. Class H	2,574,950	1,023,335
First Tractor Co., Ltd. Class H (a)	452,000	151,055
Haitian International Holdings, Ltd.	379,000	880,258
Han's Laser Technology Industry Group Co., Ltd. Class A	78,300	379,599
Hefei Meiya Optoelectronic Technology, Inc. Class A	88,800	627,435
Inner Mongolia First Machinery Group Co., Ltd. Class A	254,823	418,678
Jiangsu Hengli Hydraulic Co., Ltd. Class A	116,796	1,228,834
Lonking Holdings, Ltd.	2,197,000	581,142
Sany Heavy Industry Co., Ltd. Class A	305,418	1,120,176
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	163,400	399,934
Sinotruk Hong Kong, Ltd.	174,000	445,889
Weichai Power Co., Ltd. Class H	1,161,680	2,326,358
XCMG Construction Machinery Co., Ltd. Class A	622,700	509,259
Yangzijiang Shipbuilding Holdings, Ltd.	1,340,700	972,305

161

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	280,860	$ 918,776
Zhengzhou Yutong Bus Co., Ltd. Class A	194,200	449,851
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	901,400	865,344
		14,662,554
MARINE — 0.1%
Atlas Corp. (b)	14,816	132,455
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,657,175	810,412
SITC International Holdings Co., Ltd.	798,000	1,101,755
		2,044,622
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	188,000	1,405,755
China South Publishing & Media Group Co., Ltd. Class A	225,356	360,633
Chinese Universe Publishing and Media Group Co., Ltd. Class A	208,900	359,233
Focus Media Information Technology Co., Ltd. Class A	516,700	614,439
NanJi E-Commerce Co., Ltd. Class A	302,600	769,621
Oriental Pearl Group Co., Ltd. Class A	290,960	415,455
Wasu Media Holding Co., Ltd. Class A	279,200	406,069
		4,331,205
METALS & MINING — 1.1%
Aluminum Corp. of China, Ltd. Class H (a)	3,072,000	626,292
Angang Steel Co., Ltd. Class H (b)	1,555,435	415,452
Anhui Honglu Steel Construction Group Co., Ltd. Class A	86,600	539,790
Baoshan Iron & Steel Co., Ltd. Class A	1,192,400	876,778
China Hongqiao Group, Ltd.	626,000	390,139
China Molybdenum Co., Ltd. Class A	753,500	413,041
China Molybdenum Co., Ltd. Class H	1,713,000	605,628
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	245,100	387,895
China Zhongwang Holdings, Ltd. (a) (b)	848,800	143,475
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,487,500	324,404
Ganfeng Lithium Co., Ltd. Class A	116,300	928,679
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	368,000	335,665
Guangdong Hongda Blasting Co., Ltd. Class A	77,400	573,460
Guocheng Mining Co., Ltd. Class A (a)	279,700	691,182
Security Description	Shares	Value
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	1,897,400	$ 321,532
Jiangxi Copper Co., Ltd. Class H	1,069,000	1,193,142
Maanshan Iron & Steel Co., Ltd. Class A	1,028,600	404,692
Maanshan Iron & Steel Co., Ltd. Class H (b)	84,000	19,401
MMG, Ltd. (a) (b)	1,284,000	319,757
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	919,600	279,147
Shandong Gold Mining Co., Ltd. Class A	229,920	863,941
Shougang Fushan Resources Group, Ltd. (b)	2,315,422	495,948
Xiamen Tungsten Co., Ltd. Class A	211,000	416,323
Zhaojin Mining Industry Co., Ltd. Class H	518,000	630,957
Zhejiang Hailiang Co., Ltd. Class A	274,600	309,144
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	94,200	481,529
Zhongjin Gold Corp., Ltd. Class A	304,200	450,497
Zijin Mining Group Co., Ltd. Class H	3,790,750	2,396,732
		15,834,622
OIL, GAS & CONSUMABLE FUELS — 1.8%
China Coal Energy Co., Ltd. Class H	2,068,013	504,328
China Merchants Energy Shipping Co., Ltd. Class A	573,400	486,684
China Petroleum & Chemical Corp. Class A	856,900	493,712
China Petroleum & Chemical Corp. Class H	12,524,640	5,026,017
China Shenhua Energy Co., Ltd. Class A	225,100	546,306
China Shenhua Energy Co., Ltd. Class H	1,899,700	3,407,204
China Suntien Green Energy Corp., Ltd. Class H (a)	854,000	220,387
CNOOC, Ltd.	7,064,174	6,790,722
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	847,800	350,059
Guanghui Energy Co., Ltd. Class A (a)	808,370	338,295
Guizhou Panjiang Refined Coal Co., Ltd. Class A	533,131	462,718
Jizhong Energy Resources Co., Ltd. Class A	786,000	442,438
PetroChina Co., Ltd. Class A	197,925	119,870
PetroChina Co., Ltd. Class H	11,852,930	3,471,761
Shaanxi Coal Industry Co., Ltd. Class A	364,400	450,513
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,285,300	314,398

162

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	368,900	$ 331,593
Shanxi Meijin Energy Co., Ltd. Class A (a)	264,800	235,680
Sinopec Kantons Holdings, Ltd.	1,110,000	391,007
United Energy Group, Ltd. (b)	1,244,000	176,568
Yanzhou Coal Mining Co., Ltd. Class H	877,900	652,478
		25,212,738
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing, Ltd.	1,224,000	884,439
Nine Dragons Paper Holdings, Ltd.	969,000	1,215,313
		2,099,752
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	370,500	2,689,113
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A	26,100	1,013,378
Beijing Tongrentang Co., Ltd. Class A	102,100	405,915
CanSino Biologics, Inc. Class H (a) (c)	9,400	199,401
Changchun High & New Technology Industry Group, Inc. Class A	24,800	1,350,820
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	81,900	550,079
China Animal Healthcare, Ltd. (d)	763,600	—
China Medical System Holdings, Ltd.	939,300	1,033,836
China Resources Pharmaceutical Group, Ltd. (c)	757,000	388,756
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	93,300	351,681
China Shineway Pharmaceutical Group, Ltd.	310,000	194,400
Consun Pharmaceutical Group, Ltd.	651,000	280,560
CSPC Pharmaceutical Group, Ltd.	2,376,400	4,599,484
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	77,500	344,772
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	274,503
Hansoh Pharmaceutical Group Co., Ltd. (a) (c)	198,000	961,897
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	94,800	309,420
Humanwell Healthcare Group Co., Ltd. Class A	109,800	521,309
Jiangsu Hengrui Medicine Co., Ltd. Class A	209,365	2,771,048
Security Description	Shares	Value
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	303,504	$ 761,633
Livzon Pharmaceutical Group, Inc. Class A	103,700	751,968
Luye Pharma Group, Ltd. (b) (c)	1,218,000	707,226
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	104,500	756,229
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	240,000	995,613
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	487,000	239,415
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	135,700	453,913
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	121,100	615,288
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	100,500	329,062
Sihuan Pharmaceutical Holdings Group, Ltd.	1,138,000	121,876
Sino Biopharmaceutical, Ltd.	5,238,250	5,704,623
SSY Group, Ltd. (b)	912,332	517,969
Tong Ren Tang Technologies Co., Ltd. Class H	475,000	300,935
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	153,600	308,047
United Laboratories International Holdings, Ltd.	624,000	642,519
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	193,600	246,559
Yifan Pharmaceutical Co., Ltd. Class A	214,400	789,827
Yunnan Baiyao Group Co., Ltd. Class A	38,907	584,554
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	28,500	1,021,856
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	97,600	461,228
Zhejiang NHU Co., Ltd. Class A	128,100	562,324
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	43,800	510,590
		32,934,513
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	15,223	1,187,242
China Index Holdings, Ltd. ADR (a) (b)	26,364	38,228
		1,225,470
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.3%
Agile Group Holdings, Ltd.	812,747	1,061,290
Aoyuan Healthy Life Group Co., Ltd. (a) (b)	231,000	185,992
Beijing Capital Development Co., Ltd. Class A	336,800	332,021

163

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Beijing North Star Co., Ltd. Class A	820,600	$ 314,392
China Aoyuan Group, Ltd.	620,000	632,800
China Enterprise Co., Ltd. Class A	600,378	345,030
China Evergrande Group (b)	1,036,600	2,634,970
China Fortune Land Development Co., Ltd. Class A	139,210	311,188
China Jinmao Holdings Group, Ltd.	1,850,000	1,019,290
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	283,719	633,385
China Overseas Grand Oceans Group, Ltd.	441,000	251,512
China Overseas Land & Investment, Ltd.	1,923,862	4,815,861
China Overseas Property Holdings, Ltd.	1,192,620	972,562
China Resources Land, Ltd.	1,432,555	6,451,119
China SCE Group Holdings, Ltd.	424,000	189,296
China South City Holdings, Ltd.	2,258,000	206,862
China Vanke Co., Ltd. Class A	324,910	1,341,523
China Vanke Co., Ltd. Class H	883,664	2,696,601
CIFI Holdings Group Co., Ltd.	2,405,328	1,769,080
Colour Life Services Group Co., Ltd. (b)	370,000	172,348
Country Garden Holdings Co., Ltd. (b)	4,057,505	4,963,245
ESR Cayman, Ltd. (a) (c)	376,400	1,168,054
Gemdale Corp. Class A	233,300	500,201
GR Properties, Ltd. (a)	1,262,000	198,663
Grandjoy Holdings Group Co., Ltd. Class A	405,300	277,116
Greenland Holdings Corp., Ltd. Class A	401,300	376,683
Greentown China Holdings, Ltd.	397,000	616,759
Guangzhou R&F Properties Co., Ltd. Class H (b)	172,624	221,850
Hopson Development Holdings, Ltd.	406,000	957,636
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	345,500	466,858
Jiayuan International Group, Ltd.	509,238	212,237
Jinke Properties Group Co., Ltd. Class A	417,400	556,632
Kaisa Group Holdings, Ltd.	981,000	499,994
KE Holdings, Inc. ADR (a)	21,434	1,313,904
KWG Group Holdings, Ltd.	933,806	1,592,892
Logan Group Co., Ltd.	478,000	753,698
Longfor Group Holdings, Ltd. (c)	755,000	4,237,742
Poly Developments and Holdings Group Co., Ltd. Class A	452,300	1,059,052
Poly Property Group Co., Ltd.	1,375,000	381,452
Poly Property Services Co., Ltd. Class H	39,000	302,439
Powerlong Real Estate Holdings, Ltd.	380,000	284,877
Red Star Macalline Group Corp., Ltd. Class A	280,560	396,884
Security Description	Shares	Value
Redco Properties Group, Ltd. (b) (c)	498,200	$ 210,851
RiseSun Real Estate Development Co., Ltd. Class A	330,000	371,027
Ronshine China Holdings, Ltd. (b)	187,000	131,262
Seazen Group, Ltd.	292,000	247,917
Seazen Holdings Co., Ltd. Class A	107,100	551,732
Shanghai Industrial Urban Development Group, Ltd.	378,400	36,131
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	202,700	374,856
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	200,300	338,246
Shenzhen Investment, Ltd.	2,306,565	672,624
Shimao Group Holdings, Ltd.	535,441	2,210,853
Sino-Ocean Group Holding, Ltd.	1,840,712	370,518
Skyfame Realty Holdings, Ltd.	746,000	94,333
SOHO China, Ltd. (a) (b)	981,000	264,554
Sunac China Holdings, Ltd.	1,183,300	4,611,053
Suncity Group Holdings, Ltd. (a) (b)	1,321,376	134,695
Times China Holdings, Ltd.	201,000	278,028
Xinhu Zhongbao Co., Ltd. Class A	939,100	466,347
Xinji Shaxi Group Co., Ltd. (b)	771,000	246,720
Yanlord Land Group, Ltd.	457,600	378,791
Yuexiu Property Co., Ltd.	4,290,000	835,858
Yuzhou Group Holdings Co., Ltd.	1,376,603	543,536
Zhongtian Financial Group Co., Ltd. Class A (a)	781,000	385,534
		61,431,456
ROAD & RAIL — 0.1%
CAR, Inc. (a) (b)	399,300	128,806
China High Speed Railway Technology Co., Ltd. Class A	791,754	336,008
Daqin Railway Co., Ltd. Class A	158,200	148,495
Dazhong Transportation Group Co., Ltd. Class A	673,600	360,310
Guangshen Railway Co., Ltd. Class H (b)	1,702,000	287,693
		1,261,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Daqo New Energy Corp. ADR (a)	4,225	571,389
GCL-Poly Energy Holdings, Ltd. (a) (b)	7,984,000	334,813
Gigadevice Semiconductor Beijing, Inc. Class A	20,604	525,582
Hua Hong Semiconductor, Ltd. (a) (b) (c)	239,000	911,284
JinkoSolar Holding Co., Ltd. ADR (a) (b)	15,014	596,957
LONGi Green Energy Technology Co., Ltd. Class A	137,500	1,519,808

164

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
NAURA Technology Group Co., Ltd. Class A	34,700	$ 813,312
Sanan Optoelectronics Co., Ltd. Class A	206,900	744,819
Semiconductor Manufacturing International Corp. (a) (b)	1,570,100	3,670,995
SG Micro Corp. Class A	13,200	582,264
Shenzhen Goodix Technology Co., Ltd. Class A	15,700	363,888
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	233,100	760,822
Tianshui Huatian Technology Co., Ltd. Class A	286,400	578,177
Unigroup Guoxin Microelectronics Co., Ltd. Class A	51,000	892,649
Will Semiconductor, Ltd. Class A	20,634	539,300
Xinyi Solar Holdings, Ltd.	1,886,046	2,988,470
		16,394,529
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A	207,300	505,550
Aisino Corp. Class A	125,800	292,334
Beijing Shiji Information Technology Co., Ltd. Class A	70,100	395,625
Cheetah Mobile, Inc. ADR (b)	19,320	39,799
China National Software & Service Co., Ltd. Class A	37,100	453,916
Genimous Technology Co., Ltd. Class A	329,900	347,580
Glodon Co., Ltd. Class A	77,000	827,719
Hundsun Technologies, Inc. Class A	46,680	678,158
Ideanomics, Inc. (a)	210,982	191,698
Iflytek Co., Ltd. Class A	85,700	432,775
Kingdee International Software Group Co., Ltd.	1,200,000	3,096,774
Kingsoft Corp., Ltd. (b)	586,000	2,922,439
Newland Digital Technology Co., Ltd. Class A	157,798	367,388
Sangfor Technologies, Inc. Class A	20,900	652,165
Shanghai Baosight Software Co., Ltd. Class A	80,700	860,239
Thunder Software Technology Co., Ltd. Class A	46,400	589,102
Weimob, Inc. (a) (b) (c)	700,000	933,936
Yonyou Network Technology Co., Ltd. Class A	127,440	717,546
		14,304,743
SPECIALTY RETAIL — 0.6%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	225,840	467,900
China Harmony Auto Holding, Ltd. (b)	865,000	342,652
China Meidong Auto Holdings, Ltd.	94,000	360,232
Security Description	Shares	Value
China Tourism Group Duty Free Corp., Ltd. Class A	77,000	$ 2,529,564
China Yongda Automobiles Services Holdings, Ltd.	250,500	296,398
GOME Retail Holdings, Ltd. (a) (b)	8,053,279	1,059,916
Grand Baoxin Auto Group, Ltd. (a)	759,074	106,760
Hengdeli Holdings, Ltd. (a)	3,268,895	122,320
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	317,483	413,093
Suning.com Co., Ltd. Class A	341,700	458,198
Zhongsheng Group Holdings, Ltd. (b)	283,500	1,768,674
		7,925,707
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
China Greatwall Technology Group Co., Ltd. Class A	221,500	523,534
Dawning Information Industry Co., Ltd. Class A	105,880	588,508
Inspur Electronic Information Industry Co., Ltd. Class A	133,440	597,563
Legend Holdings Corp. Class H (b) (c)	161,700	196,544
Lenovo Group, Ltd.	3,236,000	2,133,672
Ninestar Corp. Class A	152,900	642,125
Xiaomi Corp. Class B (a) (c)	6,481,400	17,102,533
		21,784,479
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	478,000	4,940,361
Bosideng International Holdings, Ltd. (b)	2,026,000	627,407
China Dongxiang Group Co., Ltd. (b)	3,299,000	408,650
Lao Feng Xiang Co., Ltd. Class A	55,800	387,195
Li Ning Co., Ltd.	918,707	4,267,542
Shenzhou International Group Holdings, Ltd.	375,300	6,319,568
Xtep International Holdings, Ltd.	381,365	112,687
Zhejiang Semir Garment Co., Ltd. Class A	237,000	280,434
		17,343,844
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Bohai Leasing Co., Ltd. Class A (a)	748,700	307,807
CITIC Resources Holdings, Ltd. (a)	2,098,000	70,385
COSCO SHIPPING Development Co., Ltd. Class H	1,844,500	185,640
Jiangsu Guotai International Group Co., Ltd. Class A	503,720	423,088
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	154,800	317,524
Sinochem International Corp. Class A	536,190	405,325

165

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Xiamen C & D, Inc. Class A	319,300	$ 402,754
Zall Smart Commerce Group, Ltd. (a) (b)	1,725,000	158,032
		2,270,555
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co., Ltd. Class H	644,000	319,923
Beijing Capital International Airport Co., Ltd. Class H	929,939	557,964
China Merchants Port Holdings Co., Ltd. (b)	984,805	1,001,324
COSCO SHIPPING International Hong Kong Co., Ltd.	560,000	157,523
COSCO SHIPPING Ports, Ltd.	382,610	218,211
Dalian Port PDA Co., Ltd. Class H	150,000	12,774
Guangzhou Baiyun International Airport Co., Ltd. Class A	143,400	287,590
Hainan Meilan International Airport Co., Ltd. Class H (a)	172,000	965,419
Jiangsu Expressway Co., Ltd. Class H	926,795	932,774
Qingdao Port International Co., Ltd. Class H (c)	898,000	521,419
Shanghai International Airport Co., Ltd. Class A	73,800	747,972
Shanghai International Port Group Co., Ltd. Class A	785,900	484,073
Shenzhen Expressway Co., Ltd. Class H	436,000	378,617
Shenzhen International Holdings, Ltd.	582,095	922,339
Sichuan Expressway Co., Ltd. Class H	836,000	193,089
Yuexiu Transport Infrastructure, Ltd.	392,000	227,613
Zhejiang Expressway Co., Ltd. Class H	962,000	693,881
		8,622,505
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	3,126,000	1,210,065
China Water Affairs Group, Ltd. (b)	412,000	323,221
Guangdong Investment, Ltd.	1,530,000	2,420,361
		3,953,647
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
China Mobile, Ltd.	2,553,004	16,289,813
China United Network Communications, Ltd. Class A	460,800	329,322
		16,619,135
TOTAL COMMON STOCKS (Cost $1,224,045,702)		1,419,554,665
Security Description	Shares	Value
RIGHTS — 0.0% (e)
COMPUTERS & PERIPHERALS — 0.0% (e)
Legend Holdings Corp. (expiring 10/30/20) Class H (a) (d)	15,323	$ —
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	3,413,349	3,414,032
State Street Navigator Securities Lending Portfolio II (h) (i)	14,659,266	14,659,266
TOTAL SHORT-TERM INVESTMENTS (Cost $18,073,298)		18,073,298
TOTAL INVESTMENTS — 100.8% (Cost $1,242,119,000)		1,437,627,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(11,696,562)
NET ASSETS — 100.0%		$ 1,425,931,401
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $148,577, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

166

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,418,345,194	$1,060,894	$148,577	$1,419,554,665
Rights	—	—	0(a)	0
Short-Term Investments	18,073,298	—	—	18,073,298
TOTAL INVESTMENTS	$1,436,418,492	$1,060,894	$148,577	$1,437,627,963
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$ 2,989,635	$ 56,146,554	$ 55,722,433	$276	$—	3,413,349	$ 3,414,032	$ 19,173
State Street Navigator Securities Lending Portfolio II	—	—	109,745,612	95,086,346	—	—	14,659,266	14,659,266	220,167
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$175,770,544	$177,378,205	$276	$—		$18,073,298	$268,314
167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 8.2%
Abacus Property Group REIT	145,470	$ 303,413
Accent Group, Ltd.	237,726	280,292
Adairs, Ltd.	64,621	150,531
Adelaide Brighton, Ltd. (a)	188,573	385,205
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Alkane Resources, Ltd. (c)	195,901	197,981
Alliance Aviation Services, Ltd.	49,084	123,485
Altura Mining, Ltd. (c)	31,575	1,584
AMA Group, Ltd. (a)	354,147	161,185
APN Industria REIT (a)	89,477	171,234
ARB Corp., Ltd. (a)	37,877	750,651
Arena REIT	174,223	339,658
AUB Group, Ltd.	25,679	305,530
Audinate Group, Ltd. (c)	40,130	166,251
Aurelia Metals, Ltd.	475,702	170,480
Austal, Ltd.	125,258	294,474
Australian Agricultural Co., Ltd. (c)	168,602	130,513
Australian Ethical Investment, Ltd.	46,094	147,349
Australian Finance Group, Ltd. (a)	132,909	202,909
Australian Pharmaceutical Industries, Ltd.	270,682	203,712
Aventus Group REIT	94,003	159,009
Baby Bunting Group, Ltd.	78,268	252,444
Bapcor, Ltd.	127,333	619,695
Bega Cheese, Ltd. (a)	76,634	278,482
Bellevue Gold, Ltd. (c)	264,241	194,130
Betmakers Technology Group, Ltd. (c)	431,550	125,272
Bigtincan Holdings, Ltd. (c)	164,575	158,065
Bingo Industries, Ltd. (a)	226,734	393,278
Blackmores, Ltd. (a)(c)	7,258	328,101
Bravura Solutions, Ltd.	81,580	198,806
Brickworks, Ltd. (a)	36,048	501,504
Bubs Australia, Ltd. (a)(c)	389,845	206,772
BWP Trust REIT	148,626	430,372
BWX, Ltd.	51,789	163,327
Capricorn Metals, Ltd. (c)	93,038	122,700
Carbon Revolution, Ltd. (c)	54,067	106,182
Carnarvon Petroleum, Ltd. (c)	481,260	72,438
Catapult Group International, Ltd. (c)	97,780	146,475
Cedar Woods Properties, Ltd.	54,944	226,441
Centuria Capital Group	145,437	232,460
Centuria Industrial REIT	110,980	247,385
Centuria Office REIT	105,884	154,820
Chalice Gold Mines, Ltd. (c)	127,278	238,101
Challenger, Ltd.	151,338	415,446
Champion Iron, Ltd. (c)	72,472	150,638
Charter Hall Long Wale REIT	157,952	568,325
Charter Hall Retail REIT	315,056	758,743
Security Description	Shares	Value
Charter Hall Social Infrastructure REIT	143,398	$ 290,869
Citadel Group Ltd (a)	46,364	185,431
City Chic Collective, Ltd. (c)	80,194	167,264
Clinuvel Pharmaceuticals, Ltd. (a)	18,277	305,362
Clover Corp., Ltd.	55,883	81,710
Codan, Ltd.	26,254	207,746
Collins Foods, Ltd.	45,385	334,080
Cooper Energy, Ltd. (a)(c)	806,530	202,328
Corporate Travel Management, Ltd. (c)	35,566	439,226
Costa Group Holdings, Ltd.	166,652	401,345
Credit Corp. Group, Ltd.	24,427	296,586
Cromwell Property Group REIT	487,254	296,853
CSR, Ltd.	218,406	668,436
Dacian Gold, Ltd. (c)	262,464	63,961
Data#3, Ltd.	39,642	186,392
De Grey Mining, Ltd. (c)	359,996	313,503
Dicker Data, Ltd.	30,794	169,068
Domain Holdings Australia, Ltd.	88,779	235,440
Dubber Corp., Ltd. (c)	185,448	138,237
Eagers Automotive, Ltd.	73,188	479,986
Eclipx Group, Ltd. (c)	130,075	143,576
Ecofibre, Ltd. (a)(c)	30,408	54,487
Elders, Ltd.	63,740	495,689
Electro Optic Systems Holdings, Ltd. (a)(c)	40,254	157,244
Elmo Software, Ltd. (c)	36,721	138,968
Emeco Holdings, Ltd. (a)(c)	176,152	106,056
EML Payments, Ltd. (a)(c)	199,938	408,421
Estia Health, Ltd.	88,386	92,175
FlexiGroup, Ltd. (a)	102,462	78,213
Flight Centre Travel Group, Ltd. (a)(c)	42,958	423,980
Freedom Foods Group, Ltd. (a)(b)	34,458	55,755
Galaxy Resources, Ltd. (c)	144,606	117,639
GDI Property Group REIT	193,623	145,718
Genworth Mortgage Insurance Australia, Ltd.	78,910	88,514
Gold Road Resources, Ltd. (c)	406,105	423,515
GrainCorp, Ltd. Class A (c)	93,182	252,459
Growthpoint Properties Australia, Ltd. REIT	92,833	222,902
GUD Holdings, Ltd.	41,030	334,666
GWA Group, Ltd. (a)	118,926	236,968
Hansen Technologies, Ltd.	86,546	240,683
Healius, Ltd.	288,771	743,046
Hotel Property Investments REIT	94,123	211,833
HUB24, Ltd. (a)	26,411	350,206
IGO, Ltd.	205,115	611,587
Imdex, Ltd.	275,956	265,040
Infomedia, Ltd.	188,042	218,342
Ingenia Communities Group REIT	166,646	544,662
Inghams Group, Ltd. (a)	75,675	161,635
Integral Diagnostics, Ltd.	57,009	171,208
Integrated Research, Ltd.	126,986	322,201

168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Investec Australia Property Fund REIT	184,175	$ 171,610
InvoCare, Ltd. (a)	111,487	780,704
IOOF Holdings, Ltd. (a)	188,665	416,495
IPH, Ltd.	92,425	474,318
IRESS, Ltd.	70,296	482,181
iSignthis, Ltd. (a)(b)(c)	218,742	125,819
Jumbo Interactive, Ltd. (a)	11,695	104,780
Jupiter Mines, Ltd.	849,921	170,571
Karoon Energy, Ltd. (a)(c)	562,872	310,648
Kogan.com, Ltd.	55,127	797,357
Lifestyle Communities, Ltd.	29,710	209,326
Link Administration Holdings, Ltd.	167,626	448,144
Liquefied Natural Gas, Ltd. (c)	255,645	7,879
Lovisa Holdings, Ltd. (a)	32,432	192,474
Lynas Corp., Ltd. (c)	361,985	601,930
MACA, Ltd.	279,431	165,233
Mach7 Technologies, Ltd. (c)	165,393	131,585
Mayne Pharma Group, Ltd. (c)	835,374	233,514
McMillan Shakespeare, Ltd.	37,201	218,910
McPherson's, Ltd.	59,595	129,853
Medical Developments International, Ltd. (a)	32,790	124,092
Megaport, Ltd. (c)	61,190	705,674
MNF Group, Ltd.	43,514	143,468
Moelis Australia, Ltd.	29,440	83,982
Monadelphous Group, Ltd. (a)	41,773	303,600
Monash IVF Group, Ltd. (a)	284,570	131,558
Money3 Corp., Ltd.	68,437	102,519
Mount Gibson Iron, Ltd.	52,356	27,206
Myer Holdings, Ltd. (a)(c)	390,594	58,791
Nanosonics, Ltd. (a)(c)	135,356	551,053
National Storage REIT	616,105	801,492
nearmap, Ltd. (c)	177,070	300,788
New Hope Corp., Ltd. (a)	357,820	329,561
nib holdings, Ltd.	121,573	355,521
Nick Scali, Ltd. (a)	37,244	227,438
Nickel Mines, Ltd.	355,269	171,881
Nine Entertainment Co. Holdings, Ltd.	669,487	837,346
NRW Holdings, Ltd.	175,770	255,746
Nufarm, Ltd. (c)	149,749	413,230
OceanaGold Corp. (a)(c)	287,512	441,250
OFX Group, Ltd.	201,611	158,955
Omni Bridgeway, Ltd. (a)	104,684	294,877
oOh!media, Ltd.	257,807	223,588
Opthea, Ltd. (a)(c)	80,558	163,981
Orocobre, Ltd. (a)(c)	86,491	153,741
Orora, Ltd.	243,348	418,607
Pact Group Holdings, Ltd. (a)	46,776	76,441
Paladin Energy, Ltd. (a)(c)	709,563	63,572
Paradigm Biopharmaceuticals, Ltd. (a)(c)	98,030	186,197
Pendal Group, Ltd.	105,220	411,774
Perenti Global, Ltd.	390,118	320,161
Security Description	Shares	Value
Perpetual, Ltd.	25,217	$ 505,538
Perseus Mining, Ltd. (c)	501,158	490,315
Pilbara Minerals, Ltd. (c)	946,644	220,515
Pinnacle Investment Management Group, Ltd. (a)	78,391	284,867
Platinum Asset Management, Ltd. (a)	61,593	135,531
PointsBet Holdings Pty, Ltd. (c)	69,111	523,093
PolyNovo, Ltd. (a)(c)	309,730	490,618
Praemium, Ltd. (a)(c)	102,167	38,811
Premier Investments, Ltd.	42,344	623,997
Pro Medicus, Ltd. (a)	13,263	257,334
Ramelius Resources, Ltd.	265,350	393,692
Redbubble, Ltd. (c)	61,969	183,883
Regis Resources, Ltd.	264,942	951,385
Reject Shop, Ltd. (c)	26,993	124,596
Resolute Mining, Ltd. (c)	476,713	317,766
Rhipe, Ltd.	118,067	162,479
Rural Funds Group REIT (a)	163,323	270,413
Sandfire Resources, Ltd.	96,462	282,088
SeaLink Travel Group, Ltd.	34,100	135,648
Select Harvests, Ltd.	36,232	144,649
Senex Energy, Ltd. (c)	281,834	64,641
Service Stream, Ltd. (a)	197,883	290,757
SG Fleet Group, Ltd.	67,897	74,944
Shopping Centres Australasia Property Group REIT	471,588	723,343
Sigma Healthcare, Ltd. (c)	400,767	169,477
Silver Lake Resources, Ltd. (c)	245,418	406,337
Silver Mines, Ltd. (c)	825,830	112,464
SmartGroup Corp., Ltd.	87,589	359,098
SolGold PLC (a)(c)	606,930	218,130
Southern Cross Media Group, Ltd. (a)(c)	1,251,100	134,509
SpeedCast International, Ltd. (a)(b)(c)	131,112	37,120
Splitit, Ltd. (a)(c)	108,830	106,475
St Barbara, Ltd.	310,668	663,560
Star Entertainment Grp, Ltd.	194,098	425,706
Starpharma Holdings, Ltd. (a)(c)	213,192	229,208
Steadfast Group, Ltd.	6,257	14,351
Strike Energy, Ltd. (c)	523,960	97,643
Super Retail Group, Ltd. (a)	52,032	392,332
Superloop, Ltd. (a)(c)	93,295	63,191
Syrah Resources, Ltd. (a)(c)	261,786	85,374
Tassal Group, Ltd. (a)	124,741	310,246
Technology One, Ltd.	112,661	641,153
Telix Pharmaceuticals, Ltd. (c)	98,990	117,779
Temple & Webster Group, Ltd. (c)	20,431	180,559
Tiger Resources, Ltd. (b)(c)	2,464	—
Tyro Payments, Ltd. (c)	92,198	235,255
United Malt Grp, Ltd. (c)	94,709	279,677
Uniti Group, Ltd. (a)(c)	163,058	167,127
Village Roadshow, Ltd. (c)	51,811	80,584
Virtus Health, Ltd.	75,006	207,516
Vista Group International, Ltd. (c)	104,003	113,431

169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Vita Group, Ltd.	134	$ 98
Vocus Group, Ltd. (c)	288,100	735,124
Waypoint REIT	279,544	542,984
Webjet, Ltd. (a)	147,986	412,608
West African Resources, Ltd. (c)	203,048	155,722
Western Areas, Ltd.	39,696	58,327
Westgold Resources, Ltd.	176,929	299,281
Whispir, Ltd. (c)	44,154	111,082
Whitehaven Coal, Ltd. (a)	363,963	272,610
Wisr, Ltd. (c)	752,037	102,414
Zip Co., Ltd. (a)(c)	116,376	514,655
Zoono Group, Ltd. (a)	66,527	81,538
		57,054,128
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	11,117	210,407
DO & Co. AG (a)(c)	3,312	135,545
FACC AG (a)(c)	9,986	59,604
Lenzing AG (a)(c)	3,361	185,240
Palfinger AG	4,796	132,727
PIERER Mobility AG (c)	1,571	94,046
Porr AG (a)(c)	7,131	97,503
S IMMO AG (c)	27,545	469,006
S&T AG (c)	20,725	435,270
Schoeller-Bleckmann Oilfield Equipment AG	4,420	117,916
		1,937,264
BELGIUM — 1.0%
AGFA-Gevaert NV (c)	82,773	345,547
Barco NV (c)	18,324	384,629
Befimmo SA REIT	6,448	288,462
Bekaert SA	21,534	448,473
Biocartis Group NV (a)(c)(d)	16,051	84,700
Care Property Invest NV REIT (a)	3,855	124,994
Cie d'Entreprises CFE (c)	2,515	166,336
Econocom Group SA (c)	44,358	133,942
Fagron	21,015	530,323
Gimv NV	1,908	107,060
Intervest Offices & Warehouses NV REIT	11,624	308,058
Ion Beam Applications (a)	9,843	127,197
Kinepolis Group NV (a)(c)	7,885	280,164
Materialise NV ADR (a)(c)	16,626	613,666
Mithra Pharmaceuticals SA (a)(c)	6,607	134,500
Montea CVA REIT	1,058	125,307
Ontex Group NV (c)	36,047	471,317
Orange Belgium SA	6,462	104,420
Recticel SA	26,931	275,383
Retail Estates NV REIT	4,840	315,565
Tessenderlo Group SA (c)	24,327	914,293
X-Fab Silicon Foundries SE (a)(c)(d)	40,465	139,981
Xior Student Housing NV REIT	2,602	169,649
		6,593,966
Security Description	Shares	Value
BERMUDA — 0.0% (e)
Golar LNG, Ltd. (a)(c)	34,037	$ 206,094
CANADA — 7.0%
Absolute Software Corp. (a)	15,185	183,823
Advantage Oil & Gas, Ltd. (a)(c)	173,692	227,558
Aecon Group, Inc. (a)	25,917	265,427
Ag Growth International, Inc. (a)	5,796	117,591
AGF Management, Ltd. Class B (a)	23,535	104,483
Aimia, Inc. (a)(c)	55,981	162,610
Alaris Equity Partners Income	21,005	172,034
Alcanna, Inc. (c)	29,868	96,597
Aleafia Health, Inc. (a)(c)	101,094	36,706
Alexco Resource Corp. (c)	54,059	144,076
Altius Minerals Corp. (a)	33,353	241,954
Altus Group, Ltd. (a)	17,453	722,946
Americas Gold & Silver Corp. (a)(c)	58,934	154,863
Andlauer Healthcare Group, Inc.	2,771	90,261
Aphria, Inc. (a)(c)	101,015	446,939
ARC Resources, Ltd. (a)	164,800	734,089
Aritzia, Inc. (a)(c)	29,203	381,066
Artis Real Estate Investment Trust	74,557	443,742
Atrium Mortgage Investment Corp. (a)	31,849	257,749
ATS Automation Tooling Systems, Inc. (a)(c)	30,691	397,725
Aurinia Pharmaceuticals, Inc. (c)	14,373	211,008
Aurora Cannabis, Inc. (a)(c)	43,298	200,971
AutoCanada, Inc.	15,120	205,222
Automotive Properties Real Estate Investment Trust	12,439	92,844
Badger Daylighting, Ltd. (a)	13,822	394,042
BELLUS Health, Inc. (a)(c)	33,097	75,325
Birchcliff Energy, Ltd. (a)	61,133	70,023
Boardwalk Real Estate Investment Trust	20,007	411,149
Bombardier, Inc. Class B (a)(c)	432,442	106,836
Bonterra Energy Corp.	315	241
Burcon NutraScience Corp. (c)	58,685	109,835
Calian Group, Ltd.	1,615	81,309
Calibre Mining Corp. (a)(c)	63,716	87,292
Canaccord Genuity Group, Inc. (a)	49,798	253,138
Canacol Energy, Ltd. (a)	46,761	123,926
Canadian Solar, Inc. (a)(c)	21,824	766,022
Canadian Western Bank (a)	19,430	390,564
Canfor Corp. (c)	36,355	407,982
CanWel Building Materials Group, Ltd.	53,093	270,284
Cascades, Inc.	23,302	293,772
Celestica, Inc. (a)(c)	52,747	363,296
Chartwell Retirement Residences	30,711	232,215
Cogeco, Inc. (a)	3,984	262,617
Colossus Minerals, Inc. (a)(b)(c)	390	—
Cominar Real Estate Investment Trust	98,238	539,822

170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Computer Modelling Group, Ltd. (a)	1,816	$ 7,015
Corus Entertainment, Inc. Class B (a)	145,582	314,978
CRH Medical Corp. (a)(c)	58,085	125,237
Crombie Real Estate Investment Trust	34,284	338,028
Cronos Group, Inc. (a)(c)	55,544	278,188
Diversified Royalty Corp. (a)	56,789	75,676
Docebo, Inc. (a)(c)	3,635	134,678
Dorel Industries, Inc. Class B	15,672	139,268
Dream Industrial Real Estate Investment Trust	56,169	475,592
Dream Office Real Estate Investment Trust	32,747	444,962
DREAM Unlimited Corp. Class A (a)	20,105	292,751
Dundee Precious Metals, Inc.	70,521	503,665
dynaCERT, Inc. (c)	181,594	74,772
ECN Capital Corp. (a)	111,028	420,589
Endeavour Silver Corp. (a)(c)	74,959	262,630
Equitable Group, Inc. (a)	5,960	335,045
ERO Copper Corp. (c)	25,720	373,741
Exchange Income Corp. (a)	20,039	455,613
Extendicare, Inc. (a)	41,835	166,933
Fiera Capital Corp.	27,973	213,816
Firm Capital Mortgage Investment Corp.	28,384	244,369
First National Financial Corp.	3,988	95,569
Fortuna Silver Mines, Inc. (a)(c)	69,946	443,528
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
goeasy, Ltd. (a)	5,780	283,039
Golden Star Resources, Ltd. (c)	46,930	202,268
GoldMining, Inc. (a)(c)	65,576	159,061
Goodfood Market Corp. (a)(c)	29,201	187,787
Gran Colombia Gold Corp. (a)	31,997	150,194
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Great Canadian Gaming Corp. (a)(c)	25,899	467,471
Hardwoods Distribution, Inc. (a)	8,334	151,113
Heroux-Devtek, Inc. (c)	10,325	71,423
HEXO Corp. (a)(c)	179,644	117,006
Home Capital Group, Inc. (c)	29,376	474,590
Horizon North Logistics, Inc.	2,548	9,728
Hudbay Minerals, Inc. (a)	146,179	616,124
IMV, Inc. (c)	27,005	120,898
Interfor Corp. (c)	25,503	284,099
InterRent Real Estate Investment Trust	32,904	310,380
Intertape Polymer Group, Inc. (a)	32,355	359,217
Jamieson Wellness, Inc.	15,005	473,600
Just Energy Group, Inc. (c)	1,230	6,391
Karora Resources, Inc. (c)	50,218	143,238
Killam Apartment Real Estate Investment Trust	35,963	467,391
Knight Therapeutics, Inc. (a)(c)	65,241	283,285
Security Description	Shares	Value
Labrador Iron Ore Royalty Corp. (a)	33,541	$ 645,082
Largo Resources, Ltd. (c)	59,246	48,790
Laurentian Bank of Canada (a)	34,316	702,633
Liberty Gold Corp. (c)	69,333	110,040
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lithium Americas Corp. (a)(c)	26,921	305,135
MAG Silver Corp. (a)(c)	46,783	758,265
Major Drilling Group International, Inc. (a)(c)	29,483	157,375
Marathon Gold Corp. (c)	74,927	126,771
Martinrea International, Inc. (a)	62,213	443,863
Methanex Corp.	15,574	378,580
Milestone Pharmaceuticals, Inc. (a)(c)	17,562	128,554
Minto Apartment Real Estate Investment Trust	17,252	236,097
Morguard North American Residential Real Estate Investment Trust	18,532	201,171
Morneau Shepell, Inc. (a)	30,549	635,794
MTY Food Group, Inc. (a)	8,885	220,105
Mullen Group, Ltd.	53,721	362,363
Nemaska Lithium, Inc. (a)(b)(c)	330,166	20,392
Neptune Wellness Solutions, Inc. (a)(c)	49,524	104,554
New Gold, Inc. (a)(c)	308,026	523,465
NexGen Energy, Ltd. (a)(c)	137,006	236,933
NFI Group, Inc. (a)	30,907	383,170
North American Construction Group, Ltd. (a)	16,846	109,343
North West Co., Inc. (a)	25,531	695,735
Northern Dynasty Minerals, Ltd. (c)	184,848	179,901
Northview Apartment Real Estate Investment Trust	15,252	411,287
NorthWest Healthcare Properties Real Estate Investment Trust	48,093	409,011
Nymox Pharmaceutical Corp. (c)	32,213	79,244
Optiva, Inc. (c)	2	67
Organigram Holdings, Inc. (a)(c)	101,705	107,358
Orla Mining, Ltd. (a)(c)	41,030	160,649
Osisko Gold Royalties, Ltd. (a)	63,426	747,864
Osisko Mining, Inc. (c)	81,150	210,811
Park Lawn Corp. (a)	11,583	238,467
Peyto Exploration & Development Corp. (a)	4,614	8,601
Points International, Ltd. (c)	18,489	178,974
Polaris Infrastructure, Inc.	24,596	251,346
Poseidon Concepts Corp. (b)(c)	43,064	—
PrairieSky Royalty, Ltd. (a)	53,928	335,498
Precision Drilling Corp. (a)(c)	129,066	80,198
Premier Gold Mines, Ltd. (a)(c)	71,821	137,647
Profound Medical Corp. (a)(c)	7,861	137,829
Real Matters, Inc. (c)	33,707	654,836
Recipe Unlimited Corp.	762	5,642

171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Richelieu Hardware, Ltd. (a)	12,622	$ 332,240
Rogers Sugar, Inc. (a)	57,068	204,646
Roxgold, Inc. (c)	102,394	131,083
Russel Metals, Inc. (a)	30,030	408,493
Sabina Gold & Silver Corp. (c)	84,545	163,299
Sandstorm Gold, Ltd. (a)(c)	94,106	791,878
Savaria Corp. (a)	21,202	234,599
Seabridge Gold, Inc. (a)(c)	21,164	396,741
Sienna Senior Living, Inc. (a)	34,193	286,702
Sierra Wireless, Inc. (a)(c)	15,477	172,179
Silvercorp Metals, Inc. (a)	56,462	406,214
SilverCrest Metals, Inc. (a)(c)	28,286	239,078
Slate Grocery REIT	9,849	77,421
Slate Office REIT	32,482	86,570
Sleep Country Canada Holdings, Inc. (a)(d)	15,166	226,397
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	11,552	393,066
Summit Industrial Income REIT	58,622	563,508
SunOpta, Inc. (a)(c)	28,493	211,418
Superior Plus Corp. (a)	75,122	661,377
Teranga Gold Corp. (a)(c)	42,528	447,010
Theratechnologies, Inc. (a)(c)	48,572	105,453
Tilray, Inc. Class 2 (a)(c)	38,061	184,596
Timbercreek Financial Corp. (a)	23,080	144,277
Torex Gold Resources, Inc. (c)	34,042	479,888
TransAlta Corp.	126,458	775,363
Transat AT, Inc. (a)(c)	37,327	108,705
Transcontinental, Inc. Class A (a)	30,611	376,751
Tricon Residential, Inc. (a)	85,419	705,990
Trillium Therapeutics, Inc. (a)(c)	25,840	365,619
Trisura Group, Ltd. (c)	2,267	143,835
True North Commercial Real Estate Investment Trust	45,343	193,830
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc.	34,594	147,622
Uranium Participation Corp. (c)	39,327	120,712
Valeura Energy, Inc. (c)	110	26
Vermilion Energy, Inc. (a)	72,166	168,023
Victoria Gold Corp. (c)	11,416	128,112
Village Farms International, Inc. (a)(c)	12,692	57,486
Wajax Corp. (a)	10,663	94,995
Wallbridge Mining Co., Ltd. (a)(c)	176,189	134,541
Well Health Technologies Corp. (a)(c)	24,129	130,242
Wesdome Gold Mines, Ltd. (c)	82,413	775,543
Western Forest Products, Inc. (a)	171,044	129,331
Westshore Terminals Investment Corp. (a)	26,229	298,666
Whitecap Resources, Inc. (a)	220,700	399,846
WPT Industrial Real Estate Investment Trust	7,587	96,502
Xenon Pharmaceuticals, Inc. (c)	17,361	192,186
Yangarra Resources, Ltd. (a)(c)	3,966	1,321
Security Description	Shares	Value
Zymeworks, Inc. (c)	14,776	$ 688,266
		48,338,006
CAYMAN ISLANDS — 0.0% (e)
Zheng Li Holdings, Ltd. (c)	700,000	114,783
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	93,848
China Merchants Land, Ltd.	212,000	30,090
China Shandong Hi-Speed Financial Group, Ltd. (a)(c)	3,210,000	161,536
China Tobacco International HK Co., Ltd. (a)	143,000	271,239
China Yuchai International, Ltd.	7,352	132,336
Greenland Hong Kong Holdings, Ltd.	154,000	47,293
Nexteer Automotive Group, Ltd.	341,000	236,280
Towngas China Co., Ltd.	157,833	64,966
VSTECS Holdings, Ltd.	462,000	307,006
Zensun Enterprises, Ltd.	2,050,000	116,387
		1,460,981
DENMARK — 0.9%
Alm Brand A/S (c)	18,203	208,477
AMAG Pharmaceuticals, Inc. (b)(c)	308,573	—
Bang & Olufsen A/S (a)(c)	47,228	106,914
Bavarian Nordic A/S (a)(c)	28,890	902,962
Better Collective A/S (a)(c)	7,247	99,191
cBrain A/S	6,340	120,253
Chemometec A/S	2,334	165,276
Drilling Co. of 1972 A/S (a)(c)	14,359	312,164
FLSmidth & Co. A/S (c)	9,365	267,477
H&H International A/S Class B (c)	27,798	552,654
Matas A/S (c)	24,117	280,768
NKT A/S (c)	14,165	423,092
NNIT A/S (d)	7,089	147,191
Orphazyme A/S (a)(c)	10,394	109,380
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	10,542	444,250
RTX A/S	3,751	127,638
Scandinavian Tobacco Group A/S Class A (d)	27,177	403,518
Spar Nord Bank A/S (c)	31,711	237,043
Sydbank A/S (c)	31,409	492,826
Zealand Pharma A/S (c)	19,768	752,385
		6,153,459
FINLAND — 0.7%
Aktia Bank Oyj (c)	21,684	234,952
BasWare Oyj (c)	1,924	85,509
Bittium Oyj (c)	9,690	79,768
Caverion Oyj (c)	58,750	418,871
Citycon Oyj (a)	45,251	356,588
Finnair Oyj (a)(c)	285,436	128,732
F-Secure Oyj (c)	58,134	229,736

172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Kamux Corp.	13,060	$ 154,067
Marimekko Oyj (a)(c)	2,756	120,062
Musti Group Oyj (c)	7,911	192,958
Oriola Oyj Class B	31,930	70,767
Outokumpu Oyj (a)(c)	84,157	225,499
QT Group Oyj (c)	3,822	158,658
Raisio Oyj Class V	41,377	149,201
Revenio Group Oyj	3,371	153,377
Rovio Entertainment Oyj (a)(d)	10,957	78,570
Sanoma Oyj	31,333	401,230
Talenom Oyj (a)	11,926	137,333
Terveystalo Oyj (d)	24,176	289,737
Tokmanni Group Corp.	19,974	352,743
Uponor Oyj	23,282	407,887
YIT Oyj (a)	65,041	393,174
		4,819,419
FRANCE — 1.7%
AB Science SA (c)	10,355	152,514
Air France-KLM (a)(c)	75,967	263,863
Akka Technologies (a)(c)	7,129	138,773
AKWEL	9,248	184,359
Albioma SA	10,851	565,601
Aubay	4,875	179,218
Bastide le Confort Medical (c)	1,548	87,586
Beneteau SA	25,493	205,374
Bigben Interactive (c)	20,305	353,827
Boiron SA	2,974	142,463
Bonduelle SCA	11,892	276,114
Carbios (a)(c)	4,210	155,511
Carmila SA REIT	10,809	98,106
Cellectis SA (c)	16,781	311,703
Chargeurs SA	8,269	162,904
Cie des Alpes	5,190	102,854
Claranova SADIR (a)(c)	41,168	331,171
Coface SA (c)	38,452	269,192
Criteo SA ADR (c)	32,742	399,125
Cromwell European Real Estate Investment Trust	289,100	164,421
Derichebourg SA	27,238	80,682
Devoteam SA (c)	2,658	303,587
Elior Group SA (d)	56,225	261,092
Eramet SA (a)(c)	8,374	212,107
Esker SA	799	136,420
Etablissements Maurel et Prom SA (c)	1,808	3,138
Fnac Darty SA (c)	11,114	500,461
Focus Home Interactive SA	1,607	80,466
GL Events (c)	8,139	79,217
Innate Pharma SA (a)(c)	46,691	177,835
IPSOS	19,482	487,753
Jacquet Metal Service SA	142	1,382
Kaufman & Broad SA	8,406	334,162
LISI (c)	5,093	101,290
LNA Sante SA	6,695	372,525
Maisons du Monde SA (c)(d)	25,847	389,174
Manitou BF SA (c)	5,497	105,973
Security Description	Shares	Value
McPhy Energy SA (a)(c)	4,594	$ 119,864
Mersen SA (c)	6,903	212,489
Metropole Television SA (c)	9,994	119,539
Nanobiotix (a)(c)	12,373	93,439
Nexity SA	10,769	328,083
Nicox (a)(c)	16,071	68,975
Novacyt SA (a)(c)	30,582	209,434
Poxel SA (c)	14,790	119,150
Quadient SA	16,746	227,006
Rallye SA (c)	11,121	45,448
Sequans Communications SA ADR (c)	22,086	131,853
SMCP SA (c)(d)	25,846	116,687
Solocal Group (a)(c)	2,990,730	107,667
Talend SA ADR (a)(c)	11,844	462,390
Tarkett SA (c)	17,679	238,410
Television Francaise 1 (c)	35,694	219,119
Valneva SE (c)	29,834	245,594
Verimatrix SA (c)	29,404	85,857
Vicat SA	3,948	132,176
Vilmorin & Cie SA	3,664	214,400
Virbac SA (c)	1,700	393,917
		12,063,440
GERMANY — 3.0%
2G Energy AG	1,239	99,379
Aareal Bank AG (c)	27,757	558,220
ADVA Optical Networking SE (c)	11,088	78,794
Affimed NV (c)	39,865	135,142
AIXTRON SE (c)	54,710	660,804
Akasol AG (c)(d)	1,837	113,740
Allgeier SE	2,061	126,159
Amadeus Fire AG (c)	2,897	360,779
Atoss Software AG	785	122,891
Aumann AG (c)(d)	340	4,489
AURELIUS Equity Opportunities SE & Co. KGaA (c)	14,130	229,654
Bertrandt AG	2,601	98,517
bet-at-home.com AG	1,627	67,921
Bilfinger SE	18,103	330,952
Borussia Dortmund GmbH & Co. KGaA	36,300	218,370
CANCOM SE	15,844	819,355
CECONOMY AG (c)	95,970	473,790
Cewe Stiftung & Co. KGaA (c)	2,909	318,951
Corestate Capital Holding SA (a)(c)	14,770	289,591
CropEnergies AG	11,640	202,288
Datagroup SE	2,204	115,270
Deutsche Beteiligungs AG	5,779	210,079
Deutsche EuroShop AG (c)	20,503	254,854
Deutsche Pfandbriefbank AG (c)(d)	86,196	571,595
Deutz AG (c)	56,224	327,414
DIC Asset AG	39,298	472,810
Dr Hoenle AG	1,245	80,297

173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Draegerwerk AG & Co. KGaA Preference Shares (c)	4,543	$ 394,224
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,114	364,055
Elmos Semiconductor SE	9,276	226,796
ElringKlinger AG (c)	12,169	94,182
Flatex AG (c)	10,401	520,191
GFT Technologies SE	10,849	147,576
Hamborner REIT AG (c)	41,567	424,995
Hamburger Hafen und Logistik AG	11,077	194,322
Hornbach Baumarkt AG	3,706	196,867
Hornbach Holding AG & Co. KGaA	5,942	694,002
HUGO BOSS AG	14,326	359,171
Indus Holding AG	20,030	658,844
Instone Real Estate Group AG (c)(d)	9,273	215,305
Jenoptik AG	22,254	597,602
JOST Werke AG (c)(d)	7,119	287,175
Jumia Technologies AG ADR (c)	24,645	196,914
K+S AG	53,326	367,568
Kloeckner & Co. SE (c)	51,597	330,056
Koenig & Bauer AG (c)	7,982	179,714
Leoni AG (a)(c)	13,676	81,068
LPKF Laser & Electronics AG	7,719	205,021
Marley Spoon AG ADR (c)	62,760	125,053
MBB SE	2,208	219,565
Medigene AG (c)	13,463	63,544
Medios AG (c)	3,415	120,539
Mensch und Maschine Software SE	1,441	92,938
New Work SE (c)	804	245,602
Nordex SE (c)	35,716	463,219
Norma Group SE	15,857	492,760
Northern Data AG (c)	1,925	119,640
PATRIZIA AG	346	9,433
Pfeiffer Vacuum Technology AG	3,419	709,645
PVA TePla AG (c)	7,404	102,625
SAF-Holland SE (c)	29,670	239,721
Salzgitter AG (c)	19,444	321,950
Secunet Security Networks AG	459	149,094
SFC Energy AG (c)	5,931	101,543
Sirius Real Estate, Ltd.	162,468	153,328
SMA Solar Technology AG (c)	7,031	314,791
SNP Schneider-Neureither & Partner SE (c)	2,382	165,640
Stabilus SA	7,760	456,353
STRATEC SE	1,762	257,037
SUESS MicroTec SE (c)	9,669	179,373
Takkt AG (c)	15,045	187,716
Tele Columbus AG (c)(d)	34,268	102,269
VERBIO Vereinigte BioEnergie AG	10,638	232,777
Vossloh AG (c)	3,807	150,893
Wacker Neuson SE (c)	8,920	182,423
Washtec AG (c)	5,552	241,542
Security Description	Shares	Value
zooplus AG (c)	2,425	$ 451,007
		20,729,773
GHANA — 0.0% (e)
Tullow Oil PLC (a)	910,488	179,858
GREECE — 0.0% (e)
Energean Oil & Gas PLC (c)	14,560	110,304
TT Hellenic Postbank SA (b)(c)	129,076	—
		110,304
HONG KONG — 1.3%
Aidigong Maternal & Child Health, Ltd.	2,030,000	144,064
Apollo Future Mobility Group, Ltd. (a)(c)	1,329,072	72,885
Beijing Gas Blue Sky Holdings, Ltd. (c)	3,032,000	47,338
Bright Smart Securities & Commodities Group, Ltd.	1,130,000	247,871
Cafe de Coral Holdings, Ltd.	177,191	373,130
China Baoli Technologies Holdings, Ltd. (b)(c)	5,000	48
China Household Holdings Ltd. (b)(c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Chinese Estates Holdings, Ltd. (a)	97,000	52,943
Chow Sang Sang Holdings International, Ltd.	68,000	72,826
CMBC Capital Holdings, Ltd.	4,370,000	73,867
C-Mer Eye Care Holdings, Ltd. (a)	286,000	208,872
Cowell e Holdings, Inc.	410,000	178,813
Dah Sing Financial Holdings, Ltd.	42,000	100,908
Esprit Holdings, Ltd. (c)	579,000	56,779
Fairwood Holdings, Ltd. (a)	141,500	331,201
Far East Consortium International, Ltd.	487,217	136,421
First Pacific Co., Ltd.	1,116,000	302,400
Fortune Real Estate Investment Trust	287,000	240,339
Giordano International, Ltd.	1,230,000	214,258
Global Cord Blood Corp. (a)(c)	6,747	23,884
Glory Sun Financial Group, Ltd. (a)(c)	3,568,000	161,135
Gold-Finance Holdings, Ltd. (b)(c)	1,158,000	5,379
Great Eagle Holdings, Ltd.	43,000	97,763
Haitong International Securities Group, Ltd. (a)	676,000	161,368
Hong Kong ChaoShang Group, Ltd. (c)	824,000	96,754
Hong Kong Television Network, Ltd. (c)	89,000	125,634
Hutchison Port Holdings Trust Stapled Security	1,360,100	223,056
Hutchison Telecommunications Hong Kong Holdings, Ltd.	678,000	104,106

174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Johnson Electric Holdings, Ltd.	114,000	$ 247,417
K Wah International Holdings, Ltd.	1,018,238	488,754
Lee's Pharmaceutical Holdings, Ltd.	176,000	113,321
Lifestyle International Holdings, Ltd. (c)	77,000	62,792
Long Well International Holdings, Ltd. (b)(c)	2,380,000	18,119
Luk Fook Holdings International, Ltd.	113,000	273,241
Pacific Basin Shipping, Ltd. (a)	2,554,000	392,163
Pacific Textiles Holdings, Ltd.	426,000	197,884
PAX Global Technology, Ltd.	359,000	214,937
Peace Mark Holdings, Ltd. (b)(c)	504,228	—
Perfect Shape Medical, Ltd.	260,000	75,484
Prosperity REIT	518,000	153,061
Road King Infrastructure, Ltd. (a)	437,482	519,898
Sa Sa International Holdings, Ltd. (a)(c)	683,248	118,136
Shun Tak Holdings, Ltd.	858,849	274,832
SmarTone Telecommunications Holdings, Ltd.	200,792	106,484
SMI Holdings Group, Ltd. (a)(b)(c)	608,081	45,900
Stella International Holdings, Ltd.	133,500	130,744
Sun Hung Kai & Co., Ltd.	306,000	119,241
SUNeVision Holdings, Ltd.	252,000	205,502
Sunlight Real Estate Investment Trust	485,000	217,781
Television Broadcasts, Ltd.	162,616	141,423
Texhong Textile Group, Ltd. (a)	194,500	139,287
Town Health International Medical Group, Ltd. (a)(b)(c)	1,824,000	40,599
Truly International Holdings, Ltd. (c)	516,000	58,591
Untrade.Superb Summit (a)(b)(c)	1,685,500	—
Value Partners Group, Ltd.	372,000	157,920
VTech Holdings, Ltd.	59,200	368,186
Yuexiu Real Estate Investment Trust	426,000	197,884
Zhuguang Holdings Group Co., Ltd. (a)(c)	1,134,000	179,977
		9,113,600
INDIA — 0.0% (e)
Eros STX Global Corp. (a)(c)	41,943	92,694
Rhi Magnesita NV	3,926	129,020
		221,714
IRELAND — 0.5%
C&C Group PLC	155,449	393,890
Cairn Homes PLC (c)	142,717	132,212
COSMO Pharmaceuticals NV (a)(c)	1,993	190,243
Dalata Hotel Group PLC	123,246	357,698
Fineos Corp., Ltd. ADR (c)	45,218	158,809
Fly Leasing, Ltd. ADR (c)	22,065	160,192
Security Description	Shares	Value
Glenveagh Properties PLC (c)(d)	208,823	$ 170,924
Greencore Group PLC	333,871	422,996
Hibernia REIT PLC	345,096	403,463
Irish Continental Group PLC (a)	70,161	255,873
Irish Residential Properties REIT PLC	323,554	534,976
Origin Enterprises PLC	54,472	213,987
Total Produce PLC	45,521	60,747
Uniphar PLC (a)(c)	59,215	172,208
		3,628,218
ISRAEL — 2.5%
Africa Israel Properties, Ltd. (c)	5,185	126,036
Airport City, Ltd. (c)	18,263	191,102
Allot, Ltd. (a)(c)	16,530	150,423
Amot Investments, Ltd.	39,564	181,377
Arko Holdings, Ltd. (c)	204,315	137,512
Ashtrom Group, Ltd.	10,912	129,242
AudioCodes, Ltd.	14,203	446,826
Augwind Energy Tech Storage, Ltd. (c)	4,076	118,575
Azorim-Investment Development & Construction Co., Ltd. (c)	49,065	86,416
BATM Advanced Communications (a)(c)	123,580	174,942
Bayside Land Corp.	252	145,882
Bet Shemesh Engines Holdings 1997, Ltd. (c)	7,159	119,746
Big Shopping Centers, Ltd.	2,430	181,026
Biondvax Pharmaceuticals, Ltd. ADR (c)	3,119	121,922
Blue Square Real Estate, Ltd.	2,030	78,344
Cellcom Israel, Ltd. (c)	32,029	131,101
Ceragon Networks, Ltd. (a)(c)	42,749	106,445
Clal Insurance Enterprises Holdings, Ltd. (c)	35,005	330,062
Compugen, Ltd. (a)(c)	28,625	465,156
Danel Adir Yeoshua, Ltd.	1,335	154,956
Delek Automotive Systems, Ltd.	21,417	105,448
Delta Galil Industries, Ltd.	5,105	82,419
Elco, Ltd.	3,653	137,990
Electra Consumer Products 1970, Ltd.	4,667	128,263
Electra, Ltd.	1,943	877,682
Electreon Wireless, Ltd. (c)	1,963	148,647
Enlight Renewable Energy, Ltd. (c)	146,879	262,555
Equital, Ltd. (c)	7,603	137,365
Fattal Holdings 1998, Ltd. (c)	2,509	141,871
FIBI Holdings, Ltd.	4,327	98,779
Formula Systems 1985, Ltd.	5,441	461,649
Fox Wizel, Ltd.	2,962	195,891
Gamida Cell, Ltd. (a)(c)	28,357	117,682
Gazit-Globe, Ltd.	91,530	370,905
Harel Insurance Investments & Financial Services, Ltd. (c)	39,965	250,636
Hilan, Ltd.	3,719	162,774

175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
IDI Insurance Co., Ltd. (c)	6,299	$ 155,509
Inrom Construction Industries, Ltd.	67,454	273,145
Isracard, Ltd.	55,465	137,840
Israel Canada T.R, Ltd.	85,942	110,031
Israel Discount Bank, Ltd. Class A	1	3
Isras Investment Co., Ltd.	1,128	173,077
ITAMAR MEDICAL LTD SPON ADR ADR ADR (a)(c)	4,521	91,957
Ituran Location and Control, Ltd.	12,532	174,445
Kamada, Ltd. (c)	14,605	124,900
Magic Software Enterprises, Ltd.	11,004	144,483
Matrix IT, Ltd.	13,947	328,664
Maytronics, Ltd.	10,884	167,764
Mediterranean Towers, Ltd. (c)	42,814	89,826
Mega Or Holdings, Ltd.	6,448	156,228
Mehadrin, Ltd. (c)	1	35
Melisron, Ltd.	6,136	198,236
Menora Mivtachim Holdings, Ltd. (c)	8,352	101,461
Migdal Insurance & Financial Holding, Ltd. (c)	335,142	218,215
Mivne Real Estate KD, Ltd.	122,996	229,608
Nano Dimension, Ltd. ADR (a)(c)	72,847	208,342
Naphtha Israel Petroleum Corp., Ltd. (c)	20,428	77,643
Nova Measuring Instruments, Ltd. (c)	23,022	1,214,270
Oil Refineries, Ltd.	1,851,451	331,283
One Software Technologies, Ltd.	1,366	108,352
OPC Energy, Ltd.	19,054	173,644
Partner Communications Co., Ltd. (c)	51,041	200,117
Paz Oil Co., Ltd.	5,309	418,163
Perion Network, Ltd. (c)	21,677	151,305
Phoenix Holdings, Ltd. (c)	83,355	387,250
RADA Electronic Industries, Ltd. (c)	23,545	139,622
Radware, Ltd. (c)	24,008	581,954
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,243	292,642
Redhill Biopharma, Ltd. ADR (a)(c)	8,243	84,243
Reit 1, Ltd.	108,658	399,966
Sapiens International Corp. NV	23,197	725,012
Sella Capital Real Estate, Ltd. REIT	127,094	196,235
Shikun & Binui, Ltd. (c)	74,865	337,082
Shufersal, Ltd.	54,341	425,793
Silicom, Ltd. (c)	6,119	198,194
Summit Real Estate Holdings, Ltd.	10,887	94,473
Tel Aviv Stock Exchange, Ltd.	28,213	126,205
Tufin Software Technologies, Ltd. (a)(c)	15,720	129,690
UroGen Pharma, Ltd. (a)(c)	5,433	104,803
		17,239,357
Security Description	Shares	Value
ITALY — 1.6%
Anima Holding SpA (d)	139,681	$ 548,720
Arnoldo Mondadori Editore SpA (c)	134,592	178,663
Ascopiave SpA	34,910	130,385
Autogrill SpA (c)	43,453	196,687
Avio SpA (c)	6,415	100,953
Banca Farmafactoring SpA (c)(d)	42,435	239,104
Banca IFIS SpA (c)	12,868	124,112
Banca Monte dei Paschi di Siena SpA (a)(c)	159,357	259,376
Banca Popolare di Sondrio SCPA (c)	214,348	449,675
Banca Sistema SpA (c)(d)	87,925	175,279
Biesse SpA (c)	10,784	183,744
BPER Banca (a)(c)	217,206	506,357
Cementir Holding NV	31,280	216,782
Cerved Group SpA (c)	89,230	638,800
Credito Emiliano SpA (c)	13,418	62,781
Credito Valtellinese SpA (c)	48,536	462,327
Danieli & C Officine Meccaniche SpA	15,534	173,234
Datalogic SpA	5,078	71,099
Digital Bros SpA (c)	5,145	129,112
doValue SpA (c)(d)	20,086	199,501
El.En. SpA (c)	8,842	224,998
Esprinet SpA (c)	24,744	219,071
Eurotech SpA (a)(c)	35,033	158,657
Falck Renewables SpA	96,728	610,810
Fila SpA (a)(c)	9,908	87,372
Fincantieri SpA (a)(c)	125,270	80,720
Gruppo MutuiOnline SpA	11,341	315,187
Illimity Bank SpA (c)	15,216	161,480
Immobiliare Grande Distribuzione SIIQ SpA REIT	19,778	68,766
Italmobiliare SpA	2,070	71,608
Juventus Football Club SpA (a)(c)	342,686	341,814
Maire Tecnimont SpA (a)(c)	59,020	102,777
MARR SpA (c)	11,555	186,177
OVS SpA (a)(c)(d)	234,335	271,496
Piaggio & C SpA	78,700	212,815
Prima Industrie SpA (c)	378	4,929
RAI Way SpA (d)	45,189	287,211
Retelit SpA (a)	132,167	374,290
Safilo Group SpA (a)(c)	58,107	38,771
Sesa SpA (c)	2,050	206,017
Societa Cattolica di Assicurazioni SC (a)(c)	75,946	405,214
Tamburi Investment Partners SpA	62,344	413,790
Technogym SpA (c)(d)	50,735	434,904
Tinexta SpA (c)	8,047	156,832
Tod's SpA (a)(c)	1,524	44,392
Unieuro SpA (a)(c)(d)	18,232	241,164
Webuild SpA (a)	231,100	270,729
		11,038,682

176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
JAPAN — 37.1%
3-D Matrix, Ltd. (c)	42,200	$ 170,751
77 Bank, Ltd. (a)	38,000	583,341
Access Co., Ltd.	11,700	98,341
Achilles Corp.	10,000	166,493
Adastria Co., Ltd.	10,000	156,543
ADEKA Corp.	38,200	546,955
Advanced Media, Inc. (c)	12,800	108,072
Adways, Inc.	10,500	43,282
Aeon Delight Co., Ltd.	11,300	311,706
Aeon Fantasy Co., Ltd. (a)	7,900	122,546
AEON Financial Service Co., Ltd.	40,300	363,933
Ai Holdings Corp.	18,800	344,361
AI inside, Inc. (c)	400	166,967
Aichi Bank, Ltd.	8,100	232,953
Aichi Steel Corp.	3,200	78,810
Aida Engineering, Ltd.	28,800	197,040
Aiful Corp. (a)(c)	113,376	291,148
Aiming, Inc. (a)(c)	19,900	131,812
Airtrip Corp. (a)	10,400	138,167
Aisan Industry Co., Ltd.	27,900	123,730
Akatsuki, Inc. (a)	2,300	100,692
Akebono Brake Industry Co., Ltd. (a)(c)	65,900	91,797
Akita Bank, Ltd. (a)	12,100	181,276
ALBERT, Inc. (a)(c)	900	54,411
Albis Co., Ltd. (a)	9,500	252,781
Alconix Corp.	11,600	167,190
Altech Corp.	13,080	253,717
Amiyaki Tei Co., Ltd. (a)	1,700	47,216
Amuse, Inc. (a)	9,300	213,354
Anest Iwata Corp.	22,200	181,546
AnGes, Inc. (a)(c)	43,300	594,129
Anicom Holdings, Inc.	43,200	437,199
Aomori Bank, Ltd.	7,600	180,116
Arakawa Chemical Industries, Ltd.	11,100	133,162
Arata Corp.	7,300	363,167
Arcland Sakamoto Co., Ltd.	11,400	232,364
Arcland Service Holdings Co., Ltd. (a)	11,400	228,259
Arcs Co., Ltd.	23,400	597,362
Arealink Co., Ltd. (a)	4,100	36,443
Argo Graphics, Inc.	12,100	413,347
Arisawa Manufacturing Co., Ltd.	11,300	103,224
Aruhi Corp. (a)	11,300	197,025
Asahi Holdings, Inc.	22,073	711,155
ASAHI YUKIZAI Corp.	11,000	141,344
Asanuma Corp.	8,200	318,971
Asia Pile Holdings Corp.	6,600	30,583
ASKA Pharmaceutical Co., Ltd.	11,000	147,702
ASKUL Corp.	11,300	458,832
Atom Corp. (a)	12,600	102,920
Atrae, Inc. (c)	6,000	174,832
Autobacs Seven Co., Ltd.	39,300	508,707
Avex, Inc.	16,600	154,313
Awa Bank, Ltd. (a)	32,900	805,899
Security Description	Shares	Value
Axial Retailing, Inc.	10,000	$ 467,640
Bando Chemical Industries, Ltd.	32,700	186,229
Bank of Iwate, Ltd.	8,000	192,097
Bank of Nagoya, Ltd. (a)	3,160	76,447
Bank of Okinawa, Ltd.	21,200	630,797
Bank of Saga, Ltd.	11,300	139,952
Bank of the Ryukyus, Ltd.	44,520	384,746
BASE, Inc. (a)(c)	3,400	354,402
BayCurrent Consulting, Inc.	8,800	1,217,474
Belc Co., Ltd.	6,300	463,859
Bell System24 Holdings, Inc.	13,600	227,719
Belluna Co., Ltd. (a)	23,500	211,997
BeNEXT Group, Inc. (a)	11,300	121,106
Bic Camera, Inc.	33,900	374,240
BML, Inc.	12,900	386,890
BrainPad, Inc. (c)	1,300	52,416
Broadleaf Co., Ltd.	52,400	270,615
BRONCO BILLY Co., Ltd. (a)	8,200	186,720
Bunka Shutter Co., Ltd.	37,400	295,217
Bushiroad, Inc. (c)	6,500	206,339
CAICA, Inc. (c)	777,700	140,020
Can Do Co., Ltd.	21,200	436,335
Carna Biosciences, Inc. (a)(c)	4,400	62,541
Cawachi, Ltd.	11,300	312,669
Central Glass Co., Ltd.	34,569	715,096
Central Security Patrols Co., Ltd. (a)	6,500	218,658
Change, Inc. (a)(c)	3,500	277,930
Chatwork Co., Ltd. (c)	9,600	181,939
Chiba Kogyo Bank, Ltd.	55,100	130,009
Chiyoda Co., Ltd.	17,500	162,513
Chiyoda Corp. (c)	95,900	229,913
Chiyoda Integre Co., Ltd.	5,600	86,444
Chofu Seisakusho Co., Ltd.	11,300	235,466
Chubu Shiryo Co., Ltd.	11,500	192,666
Chudenko Corp.	10,000	217,758
Chugoku Bank, Ltd. (a)	36,600	349,249
Chugoku Marine Paints, Ltd.	32,600	306,754
CI Takiron Corp.	39,200	259,278
Citizen Watch Co., Ltd.	116,100	323,447
CKD Corp. (a)	39,200	636,680
CMK Corp. (a)	33,100	151,182
cocokara fine, Inc.	12,000	773,240
COLOPL, Inc. (a)(c)	33,800	287,619
Colowide Co., Ltd. (a)	19,000	321,738
Computer Engineering & Consulting, Ltd.	11,200	172,251
Comture Corp. (a)	11,300	281,724
CONEXIO Corp.	11,500	128,153
Cosel Co., Ltd.	20,200	205,579
Cosmo Energy Holdings Co., Ltd.	22,000	312,916
CRE Logistics REIT, Inc.	195	288,259
Crea Holdings, Inc. (c)	149,200	90,484
Create Restaurants Holdings, Inc. (a)	29,100	166,554
CTS Co., Ltd. (a)	33,700	304,651

177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Curves Holdings Co., Ltd. (a)	21,300	$ 136,241
Cyber Security Cloud, Inc. (a)(c)	2,500	133,374
CYBERDYNE, Inc. (a)(c)	11,300	55,467
Cybozu, Inc.	5,300	166,237
Dai Nippon Toryo Co., Ltd.	11,500	108,211
Daibiru Corp.	22,000	254,335
Daido Metal Co., Ltd.	25,500	123,235
Daido Steel Co., Ltd. (a)	17,900	552,961
Daihen Corp.	9,600	387,075
Daiho Corp.	13,600	387,264
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (a)	19,600	134,839
Daiichikosho Co., Ltd.	13,200	422,155
Daiken Corp.	9,900	171,958
Daiki Aluminium Industry Co., Ltd. (a)	34,000	180,100
Daikyonishikawa Corp. (a)	16,800	88,513
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	187,791
Daiseki Co., Ltd.	21,600	536,469
Daishi Hokuetsu Financial Group, Inc.	28,200	580,140
Daito Pharmaceutical Co., Ltd.	8,600	288,079
Daiwabo Holdings Co., Ltd.	10,400	667,185
DCM Holdings Co., Ltd.	68,393	938,435
DDS, Inc. (a)(c)	61,400	178,620
Demae-Can Co., Ltd. (c)	11,372	299,791
Denyo Co., Ltd.	10,000	233,867
Descente, Ltd. (a)(c)	21,000	340,879
Dexerials Corp.	30,300	316,983
Digital Arts, Inc. (a)	8,100	657,794
Digital Garage, Inc.	15,500	524,353
Digital Hearts Holdings Co., Ltd. (a)	6,200	64,039
Dip Corp.	13,800	281,675
DKK Co., Ltd.	8,700	214,841
DKS Co., Ltd. (a)	8,400	339,884
DMG Mori Co., Ltd.	34,000	467,810
Doshisha Co., Ltd.	11,300	226,257
Doutor Nichires Holdings Co., Ltd.	43,072	653,039
Dowa Holdings Co., Ltd.	29,400	858,069
DTS Corp.	57,024	1,207,701
Duskin Co., Ltd. (a)	20,300	551,695
DyDo Group Holdings, Inc.	4,100	207,467
Dynam Japan Holdings Co., Ltd.	10,000	10,490
Earth Corp.	10,300	764,228
EDION Corp.	65,000	677,532
Edulab, Inc. (c)	2,400	198,313
eGuarantee, Inc.	22,300	506,098
E-Guardian, Inc. (c)	11,000	344,499
Ehime Bank, Ltd. (a)	18,440	206,190
Eiken Chemical Co., Ltd.	16,800	336,860
Eizo Corp.	11,500	446,248
Enigmo, Inc. (a)	9,700	153,501
en-japan, Inc.	10,700	267,779
EPS Holdings, Inc.	17,500	172,463
Security Description	Shares	Value
eRex Co., Ltd.	24,100	$ 248,924
ES-Con Japan, Ltd.	33,000	271,117
Eslead Corp. (a)	16,100	206,571
ESPEC Corp.	13,900	246,309
euglena Co., Ltd. (c)	37,700	314,375
Exedy Corp.	15,100	195,457
FAN Communications, Inc.	39,700	181,327
FCC Co., Ltd.	31,828	582,694
FDK Corp. (c)	20,500	195,035
Feed One Co., Ltd.	9,160	80,724
Ferrotec Holdings Corp. (a)	33,100	281,976
FIDEA Holdings Co., Ltd.	154,200	160,732
Financial Products Group Co., Ltd. (a)	25,600	129,055
Fixstars Corp.	15,500	165,972
Fronteo, Inc. (a)(c)	16,300	122,022
Frontier Real Estate Investment Corp. REIT	143	485,113
Fudo Tetra Corp.	9,040	130,293
Fuji Co., Ltd.	11,300	202,807
Fuji Corp.	36,200	712,474
Fuji Kyuko Co., Ltd. (a)	7,400	275,580
Fuji Pharma Co., Ltd.	7,000	82,848
Fuji Seal International, Inc.	10,100	193,616
Fuji Soft, Inc.	15,500	794,608
Fujibo Holdings, Inc.	7,200	249,711
Fujicco Co., Ltd.	10,000	197,385
Fujikura, Ltd.	147,300	404,785
Fujimi, Inc.	11,200	387,909
Fujimori Kogyo Co., Ltd.	7,500	308,443
Fujita Kanko, Inc. (a)	4,399	65,320
Fujitec Co., Ltd.	34,100	725,429
Fujiya Co., Ltd.	6,800	155,099
Fukuda Corp.	4,000	193,689
Fukui Bank, Ltd. (a)	12,900	216,487
Fukuoka REIT Corp.	753	971,843
Fukushima Galilei Co., Ltd.	8,400	311,229
FULLCAST Holdings Co., Ltd.	11,200	181,590
Fumakilla, Ltd.	15,600	252,781
Funai Electric Co., Ltd. (a)(c)	37,500	168,436
Funai Soken Holdings, Inc.	19,000	445,788
Furukawa Co., Ltd.	17,838	191,852
Furukawa Electric Co., Ltd.	16,900	400,680
Furuno Electric Co., Ltd.	17,500	165,332
Fuso Chemical Co., Ltd.	11,300	398,868
Futaba Corp.	11,500	102,217
Fuyo General Lease Co., Ltd.	10,000	615,939
GA Technologies Co., Ltd. (c)	1,500	122,667
Gakken Holdings Co., Ltd.	18,700	287,774
Genki Sushi Co., Ltd. (a)	1,600	36,085
Genky DrugStores Co., Ltd. (a)	5,100	181,711
Geo Holdings Corp.	17,900	282,757
giftee, Inc. (c)	5,100	182,920
Giken, Ltd.	8,900	339,875
Global One Real Estate Investment Corp. REIT	310	296,987

178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
GLOBERIDE, Inc.	6,800	$ 199,431
Glory, Ltd.	28,800	640,788
GMO GlobalSign Holdings KK	1,700	161,736
GNI Group, Ltd. (c)	13,500	478,442
Goldcrest Co., Ltd. (a)	12,800	166,777
Grace Technology, Inc.	3,100	155,103
Gree, Inc.	42,600	205,875
GS Yuasa Corp.	34,200	585,934
G-Tekt Corp. (a)	13,100	148,218
GungHo Online Entertainment, Inc.	13,500	288,728
Gunma Bank, Ltd.	64,200	212,925
Gunze, Ltd.	9,200	342,178
Gurunavi, Inc. (a)	8,900	60,722
H.U. Group Holdings, Inc. (a)	27,300	727,448
H2O Retailing Corp. (a)	55,400	358,554
Hachijuni Bank, Ltd.	111,800	437,538
Hamakyorex Co., Ltd.	7,200	217,303
Hankyu Hanshin REIT, Inc.	415	480,555
Hanwa Co., Ltd.	25,300	503,459
Happinet Corp.	3,700	49,647
Hazama Ando Corp.	88,000	605,401
HEALIOS KK (c)	14,300	254,075
Heiwa Real Estate Co., Ltd.	13,800	379,229
Heiwa Real Estate REIT, Inc.	350	385,720
Heiwado Co., Ltd.	17,500	375,936
Hennge KK (a)(c)	2,700	172,700
Hibiya Engineering, Ltd.	7,500	127,215
Hiday Hidaka Corp. (a)	11,304	205,021
Hioki EE Corp.	8,200	320,913
Hirano Tecseed Co., Ltd.	11,400	148,104
Hirata Corp.	6,800	404,662
Hiroshima Bank, Ltd. (c)	46,300	263,243
HIS Co., Ltd. (a)	10,000	175,400
Hochiki Corp.	14,800	179,793
Hogy Medical Co., Ltd.	10,800	368,938
Hokkaido Electric Power Co., Inc.	98,700	420,876
Hokkaido Gas Co., Ltd. (a)	10,000	146,309
Hokkoku Bank, Ltd.	16,300	476,504
Hokuetsu Corp.	45,500	155,648
Hokuhoku Financial Group, Inc.	61,800	618,996
Hokuriku Electric Power Co. (a)	33,900	253,455
Hokuto Corp.	10,000	212,546
H-One Co., Ltd.	18,700	99,764
Hoosiers Holdings (a)	35,800	223,559
Hoshino Resorts REIT, Inc. (a)	137	686,753
Hosiden Corp.	21,700	194,525
Hosokawa Micron Corp.	4,800	248,346
Howa Machinery, Ltd.	28,600	231,987
Hulic Reit, Inc.	341	450,121
Hyakugo Bank, Ltd.	102,000	317,995
Hyakujushi Bank, Ltd.	14,000	236,141
IBJ Leasing Co., Ltd.	11,200	286,766
IBJ, Inc.	12,800	131,602
Ichibanya Co., Ltd.	5,600	298,228
Security Description	Shares	Value
Ichigo Hotel REIT Investment Corp.	212	$ 136,003
Ichigo Office REIT Investment Corp.	520	375,969
Ichigo, Inc.	25,900	74,855
Ichikoh Industries, Ltd.	29,500	128,589
Idec Corp.	12,200	220,116
IGNIS, Ltd. (a)(c)	7,200	130,791
Iino Kaiun Kaisha, Ltd. (a)	86,080	305,069
Imasen Electric Industrial	22,300	144,750
Imuraya Group Co., Ltd.	8,600	206,830
Inaba Denki Sangyo Co., Ltd.	15,700	391,124
Inabata & Co., Ltd.	17,600	223,315
Infocom Corp.	12,400	474,709
Infomart Corp.	79,800	703,250
Insource Co., Ltd.	7,200	203,931
Intage Holdings, Inc.	33,900	319,308
Internet Initiative Japan, Inc.	12,700	568,028
Invesco Office J-Reit, Inc.	3,757	517,642
Invincible Investment Corp. REIT	2,306	681,770
Iriso Electronics Co., Ltd.	10,300	413,835
Ishihara Sangyo Kaisha, Ltd.	14,700	100,433
Istyle, Inc. (c)	33,900	102,795
Itfor, Inc.	34,800	298,107
Itochu Enex Co., Ltd.	26,100	239,409
Itoki Corp.	26,800	91,678
Iwatani Corp. (a)	46,800	1,749,512
J Front Retailing Co., Ltd.	97,300	698,886
J Trust Co., Ltd. (a)	51,800	118,787
Jaccs Co., Ltd.	15,000	241,637
Jafco Co., Ltd.	14,700	614,996
Japan Aviation Electronics Industry, Ltd.	32,700	446,825
Japan Communications, Inc. (c)	121,800	256,227
Japan Display, Inc. (c)	355,910	182,120
Japan Elevator Service Holdings Co., Ltd.	10,000	346,347
Japan Excellent, Inc. REIT	624	726,709
Japan Hotel REIT Investment Corp.	1,756	860,279
Japan Lifeline Co., Ltd.	29,200	384,888
Japan Material Co., Ltd.	40,400	561,611
Japan Petroleum Exploration Co., Ltd. (a)	14,100	217,920
Japan Pulp & Paper Co., Ltd.	7,900	279,229
Japan Securities Finance Co., Ltd.	24,000	115,986
Japan Steel Works, Ltd.	36,300	632,920
Japan Tissue Engineering Co., Ltd. (a)(c)	7,600	52,357
Japan Wool Textile Co., Ltd.	20,100	193,324
JCU Corp.	11,300	370,492
Jeol, Ltd.	17,700	606,325
Jimoto Holdings, Inc.	14,710	157,791
JINS Holdings, Inc.	6,600	517,843
JMDC, Inc. (c)	3,600	157,946
Joshin Denki Co., Ltd.	13,500	335,037
Joyful Honda Co., Ltd.	41,200	669,163

179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
JSP Corp.	8,100	$ 123,346
Juki Corp.	31,100	133,795
Juroku Bank, Ltd.	19,400	368,036
JVC Kenwood Corp.	72,300	100,027
Kadokawa Dwango (a)	24,500	643,552
Kaga Electronics Co., Ltd.	16,000	338,709
Kamakura Shinsho, Ltd. (a)	5,300	46,205
Kameda Seika Co., Ltd.	8,400	429,830
Kamei Corp.	17,000	175,590
Kanamoto Co., Ltd.	15,800	358,281
Kanematsu Corp.	114,499	1,394,212
Kanematsu Electronics, Ltd.	7,900	318,905
Kanto Denka Kogyo Co., Ltd. (a)	24,000	164,427
Kaonavi, Inc. (c)	2,900	175,874
Kasai Kogyo Co., Ltd.	29,400	98,622
Katakura Industries Co., Ltd.	57,274	668,097
Katitas Co., Ltd.	20,300	571,509
Kato Sangyo Co., Ltd.	13,500	482,280
Kato Works Co., Ltd. (a)	8,400	89,150
KAWADA TECHNOLOGIES, Inc.	1,300	59,746
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	160,390
Kawasaki Kisen Kaisha, Ltd. (a)(c)	34,000	376,310
Keihin Corp. (c)	11,700	287,261
Keiyo Bank, Ltd.	70,100	322,833
Keiyo Co., Ltd. (a)	29,500	245,158
Kenedix Residential Next Investment Corp. REIT	244	429,827
Kenedix Retail REIT Corp.	232	464,088
Kenedix, Inc.	97,200	508,428
Kenko Mayonnaise Co., Ltd. (a)	11,300	197,025
Key Coffee, Inc.	6,100	128,092
KH Neochem Co., Ltd.	14,900	347,333
Kintetsu World Express, Inc.	13,000	274,462
Kisoji Co., Ltd. (a)	10,300	247,911
Kissei Pharmaceutical Co., Ltd.	20,700	465,078
Kitanotatsujin Corp. (a)	42,200	217,138
Kito Corp.	13,900	162,143
Kitz Corp.	100,900	571,763
Kiyo Bank, Ltd.	61,160	939,452
KLab, Inc. (a)(c)	10,100	89,965
Koa Corp.	16,400	175,609
Kobe Steel, Ltd. (c)	124,600	471,102
Kohnan Shoji Co., Ltd.	12,000	465,081
Kokuyo Co., Ltd.	10,000	125,083
Komatsu Matere Co., Ltd. (a)	25,400	214,695
KOMEDA Holdings Co., Ltd.	19,500	362,911
Komeri Co., Ltd.	10,300	323,553
Komori Corp. (a)	43,836	304,896
Konica Minolta, Inc. (a)	163,900	459,721
Konishi Co., Ltd.	12,300	179,494
Konoike Transport Co., Ltd.	11,800	129,260
Koshidaka Holdings Co., Ltd.	21,300	86,790
Kotobuki Spirits Co., Ltd.	15,600	796,778
Security Description	Shares	Value
Kourakuen Holdings Corp. (a)	8,000	$ 139,714
Krosaki Harima Corp.	3,300	93,312
Kudan, Inc. (c)	3,300	135,402
Kumagai Gumi Co., Ltd.	18,200	467,547
Kumiai Chemical Industry Co., Ltd.	46,100	462,179
Kura Sushi, Inc. (a)	5,700	308,955
Kurabo Industries, Ltd.	25,670	468,983
Kureha Corp.	8,200	353,549
Kurimoto, Ltd.	13,000	234,426
KYB Corp. (c)	13,683	281,491
Kyoei Steel, Ltd.	14,900	190,186
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,700	194,180
Kyokuyo Co., Ltd.	2,200	58,330
KYORIN Holdings, Inc.	28,400	573,759
Kyoritsu Maintenance Co., Ltd.	11,300	417,071
Kyosan Electric Manufacturing Co., Ltd.	11,300	51,719
LAC Co., Ltd. (a)	6,900	83,692
Lacto Japan Co., Ltd. (a)	7,400	268,568
LEC, Inc.	13,600	216,121
LIFENET INSURANCE (c)	11,800	163,923
LIFULL Co., Ltd. (c)	29,800	125,096
Locondo, Inc. (c)	4,100	124,325
M&A Capital Partners Co., Ltd. (c)	8,400	390,827
Macnica Fuji Electronics Holdings, Inc.	29,200	529,878
Maeda Corp.	31,400	228,813
Maeda Kosen Co., Ltd.	11,400	295,452
Maeda Road Construction Co., Ltd.	11,300	205,698
Makino Milling Machine Co., Ltd.	17,100	596,304
Makuake, Inc. (c)	1,200	120,762
Mandom Corp.	14,700	245,859
Mars Group Holdings Corp.	11,300	189,957
Marudai Food Co., Ltd.	45,131	743,701
Maruha Nichiro Corp.	32,620	745,565
Marusan Securities Co., Ltd. (a)	56,838	242,368
Maruwa Co., Ltd.	3,600	331,583
Matsui Construction Co., Ltd.	200	1,365
Matsuya Co., Ltd. (a)	26,800	190,721
Max Co., Ltd.	18,100	270,308
Maxell Holdings, Ltd. (c)	24,100	247,783
MCJ Co., Ltd.	36,000	326,466
MCUBS MidCity Investment Corp. REIT	749	575,608
MEC Co., Ltd. (a)	13,300	246,264
Media Do Co., Ltd.	2,300	165,858
Medical Data Vision Co., Ltd. (a)(c)	13,600	279,655
Medley, Inc. (c)	4,000	191,036
MedPeer, Inc. (c)	3,500	161,850
Megachips Corp.	11,100	301,876
Megmilk Snow Brand Co., Ltd.	21,200	512,070
Meidensha Corp.	25,800	394,836
Meiko Electronics Co., Ltd.	11,367	188,391

180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Meiko Network Japan Co., Ltd.	25,300	$ 176,211
Meisei Industrial Co., Ltd.	29,600	239,257
Meitec Corp.	11,500	583,010
Melco Holdings, Inc.	4,000	90,515
Mercuria Investment Co., Ltd.	200	1,258
Michinoku Bank, Ltd.	5,720	73,174
Mie Kotsu Group Holdings, Inc. (a)	46,900	195,546
Milbon Co., Ltd.	12,000	634,511
Mimasu Semiconductor Industry Co., Ltd.	14,000	318,526
Minkabu The Infonoid, Inc.	6,800	136,606
Mirai Corp. REIT	566	213,463
Mirait Holdings Corp. (a)	38,560	587,553
Miroku Jyoho Service Co., Ltd.	11,500	238,870
Mitsubishi Estate Logistics REIT Investment Corp.	113	464,721
Mitsubishi Kakoki Kaisha, Ltd.	16,500	295,196
Mitsubishi Logisnext Co., Ltd.	10,900	98,227
Mitsubishi Pencil Co., Ltd.	25,100	326,088
Mitsubishi Research Institute, Inc.	6,900	289,652
Mitsubishi Shokuhin Co., Ltd.	8,000	210,063
Mitsuboshi Belting, Ltd.	12,200	197,341
Mitsui Matsushima Holdings Co., Ltd.	12,700	88,694
Mitsui Mining & Smelting Co., Ltd.	29,900	721,079
Mitsui Sugar Co., Ltd.	30,300	560,175
Mitsui-Soko Holdings Co., Ltd.	13,600	235,967
Mixi, Inc.	19,900	533,659
Miyaji Engineering Group, Inc.	2,600	40,652
Miyazaki Bank, Ltd. (a)	12,380	281,550
Mizuno Corp.	7,800	140,138
Mochida Pharmaceutical Co., Ltd.	13,900	547,280
Modec, Inc.	9,000	139,268
Monex Group, Inc.	87,200	218,971
Money Forward, Inc. (c)	6,600	474,064
Monogatari Corp	1,400	137,572
Mori Trust Hotel Reit, Inc.	149	153,758
Mori Trust Sogo Reit, Inc.	300	378,092
Morita Holdings Corp.	19,700	382,874
MOS Food Services, Inc. (a)	11,300	311,063
m-up Holdings, Inc.	4,500	130,271
Musashi Seimitsu Industry Co., Ltd.	26,200	274,339
Musashino Bank, Ltd. (a)	11,280	167,281
Nachi-Fujikoshi Corp.	11,300	395,120
Nagaileben Co., Ltd.	11,300	318,452
Nagano Keiki Co., Ltd. (a)	22,800	183,644
Nakanishi, Inc.	55,640	990,690
NanoCarrier Co., Ltd. (c)	36,100	134,096
Nanto Bank, Ltd.	10,000	184,308
Neturen Co., Ltd. (a)	53,383	269,115
Nextage Co., Ltd. (a)	34,100	369,662
NexTone, Inc. (c)	1,400	116,479
NHK Spring Co., Ltd.	33,900	215,549
Nichias Corp.	33,500	787,899
Security Description	Shares	Value
Nichiban Co., Ltd.	10,000	$ 155,785
Nichicon Corp.	35,700	271,649
Nichiha Corp.	14,800	443,173
Nichi-iko Pharmaceutical Co., Ltd. (a)	61,100	691,884
Nichireki Co., Ltd.	11,000	177,097
Nihon Dempa Kogyo Co., Ltd. (c)	400	1,391
Nihon House Holdings Co., Ltd.	44,600	118,759
Nihon Nohyaku Co., Ltd. (a)	34,000	164,958
Nihon Parkerizing Co., Ltd.	52,400	510,941
Nihon Tokushu Toryo Co., Ltd.	11,500	106,576
Nihon Trim Co., Ltd. (a)	1,500	53,942
Nikkiso Co., Ltd.	58,940	595,376
Nikkon Holdings Co., Ltd.	56,880	1,228,367
Nippon Carbide Industries Co., Inc.	14,000	169,677
Nippon Carbon Co., Ltd.	11,371	401,913
Nippon Ceramic Co., Ltd.	10,400	258,399
Nippon Chemical Industrial Co., Ltd.	8,100	177,152
Nippon Coke & Engineering Co., Ltd.	79,800	46,883
Nippon Densetsu Kogyo Co., Ltd.	22,100	460,303
Nippon Electric Glass Co., Ltd.	18,000	333,971
Nippon Flour Mills Co., Ltd. (a)	27,000	443,391
Nippon Gas Co., Ltd.	11,300	570,729
Nippon Kayaku Co., Ltd.	41,700	366,698
Nippon Koei Co., Ltd.	9,800	264,478
Nippon Light Metal Holdings Co., Ltd.	32,890	518,299
Nippon Paper Industries Co., Ltd. (a)	15,100	186,443
Nippon Parking Development Co., Ltd.	39,900	49,530
Nippon Pillar Packing Co., Ltd.	12,700	191,830
NIPPON REIT Investment Corp.	381	1,287,089
Nippon Road Co., Ltd.	4,700	342,490
Nippon Sheet Glass Co., Ltd. (a)(c)	39,200	141,154
Nippon Signal Co., Ltd.	30,500	299,422
Nippon Soda Co., Ltd.	11,300	322,306
Nippon Steel Trading Corp.	3,600	102,170
Nippon Suisan Kaisha, Ltd.	143,499	607,828
Nippon Thompson Co., Ltd. (a)	50,600	178,848
Nippon Yakin Kogyo Co., Ltd. (a)	8,600	126,559
Nipro Corp.	10,400	120,724
Nishimatsu Construction Co., Ltd.	28,600	565,604
Nishimatsuya Chain Co., Ltd.	22,153	299,768
Nishi-Nippon Financial Holdings, Inc. (a)	71,400	495,260
Nishio Rent All Co., Ltd.	12,300	260,266
Nissan Shatai Co., Ltd. (a)	20,100	175,230
Nissei ASB Machine Co., Ltd. (a)	4,700	189,283
Nissei Plastic Industrial Co., Ltd. (a)	22,500	193,594
Nissha Co., Ltd.	22,300	276,188
Nisshin Oillio Group, Ltd.	13,600	409,173

181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Nisshinbo Holdings, Inc.	67,200	$ 455,302
Nissin Corp.	10,800	162,619
Nissin Kogyo Co., Ltd.	11,800	250,805
Nitta Corp.	9,900	218,395
Nittetsu Mining Co., Ltd.	3,200	140,548
Nitto Boseki Co., Ltd. (a)	30,230	1,281,903
Nitto Kogyo Corp. (a)	20,200	399,100
Nittoku Co., Ltd.	9,400	304,634
Nohmi Bosai, Ltd.	15,300	348,393
Nojima Corp.	11,400	305,714
NOK Corp.	37,000	382,517
Nomura Co., Ltd.	39,000	287,890
Noritake Co., Ltd.	6,900	216,095
Noritsu Koki Co., Ltd. (a)	9,800	150,812
Noritz Corp.	12,800	183,394
North Pacific Bank, Ltd.	139,600	302,932
NS United Kaiun Kaisha, Ltd.	10,000	136,549
NSD Co., Ltd. (a)	36,000	702,056
NTN Corp. (c)	189,300	353,379
Obara Group, Inc.	8,900	298,128
Oenon Holdings, Inc.	86,600	376,664
Ogaki Kyoritsu Bank, Ltd. (a)	10,000	225,434
Ohara, Inc.	9,600	119,261
Ohsho Food Service Corp.	6,800	382,754
Oiles Corp. (a)	10,900	157,824
Oisix ra daichi, Inc. (c)	11,700	376,400
Oita Bank, Ltd.	15,380	354,878
Okabe Co., Ltd.	16,300	125,575
Okamoto Industries, Inc.	6,360	247,397
Okamura Corp. (a)	54,500	382,683
Okasan Securities Group, Inc.	79,182	259,613
Oki Electric Industry Co., Ltd.	44,300	474,358
Okinawa Electric Power Co., Inc.	23,377	365,065
OKUMA Corp. (a)	13,200	614,783
Okumura Corp.	16,800	419,960
Okuwa Co., Ltd.	15,200	216,340
Oncolys BioPharma, Inc. (a)(c)	4,300	85,079
OncoTherapy Science, Inc. (a)(c)	125,100	209,824
One REIT, Inc.	96	227,696
Open Door, Inc. (a)(c)	8,500	109,784
OPT Holding, Inc.	10,000	133,801
Optex Group Co., Ltd.	15,400	246,476
Optim Corp. (a)(c)	5,400	163,233
Optorun Co., Ltd.	11,300	227,328
Orient Corp.	69,300	74,205
Osaka Organic Chemical Industry, Ltd.	18,900	499,320
Osaka Soda Co., Ltd.	11,200	271,589
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	71,766
Osaki Electric Co., Ltd.	16,000	92,637
OSG Corp.	11,000	175,637
OSJB Holdings Corp.	87,400	202,909
Outsourcing, Inc.	42,700	391,676
Oyo Corp.	16,900	199,219
Pacific Industrial Co., Ltd.	28,200	257,068
Security Description	Shares	Value
Pacific Metals Co., Ltd. (a)	7,399	$ 109,726
Pack Corp.	10,000	293,282
PAL GROUP Holdings Co., Ltd.	11,400	120,665
Paramount Bed Holdings Co., Ltd.	10,000	411,257
Pasona Group, Inc.	11,500	174,249
PC Depot Corp. (a)	50,600	330,844
Penta-Ocean Construction Co., Ltd.	143,800	936,138
Pharma Foods International Co., Ltd.	10,400	170,098
PIA Corp. (a)	5,100	156,098
Pilot Corp.	10,000	292,808
Piolax, Inc.	13,900	205,477
PKSHA Technology, Inc. (a)(c)	5,200	134,324
Plenus Co., Ltd.	9,900	170,551
Poletowin Pitcrew Holdings, Inc. (a)	15,200	136,257
Precision System Science Co., Ltd. (c)	8,000	101,431
Premier Investment Corp. REIT	1,224	1,418,508
Press Kogyo Co., Ltd.	57,500	162,371
Pressance Corp. (a)	15,100	199,034
Prestige International, Inc.	51,600	465,490
Prima Meat Packers, Ltd.	12,400	380,119
Qol Holdings Co., Ltd.	11,000	125,604
Raccoon Holdings, Inc.	7,600	151,381
Raito Kogyo Co., Ltd.	33,200	496,443
Raiznext Corp.	28,200	350,863
Raksul, Inc. (c)	7,200	292,694
RaQualia Pharma, Inc. (a)(c)	16,000	156,771
Relia, Inc.	21,500	269,539
RENOVA, Inc. (a)(c)	20,400	216,700
ReproCELL, Inc. (c)	38,000	146,555
Resorttrust, Inc.	41,200	625,437
Restar Holdings Corp.	10,800	221,260
Retail Partners Co., Ltd.	12,000	199,564
Rheon Automatic Machinery Co., Ltd. (a)	12,000	128,722
Ricoh Leasing Co., Ltd.	7,700	207,367
Riken Corp.	7,000	178,897
Riken Keiki Co., Ltd.	11,300	310,742
Riken Technos Corp.	44,100	176,350
Riken Vitamin Co., Ltd.	10,800	219,725
Ringer Hut Co., Ltd. (a)	11,600	283,707
Riso Kagaku Corp.	9,200	126,671
Rock Field Co., Ltd.	10,600	148,157
Rokko Butter Co., Ltd.	10,600	189,239
Rorze Corp.	11,300	530,574
Round One Corp. (a)	38,900	311,849
Royal Holdings Co., Ltd. (a)	11,300	194,669
RS Technologies Co., Ltd. (a)	4,900	155,316
Ryobi, Ltd.	16,400	183,068
Ryosan Co., Ltd.	10,000	199,469
S Foods, Inc.	11,300	313,740
Sac's Bar Holdings, Inc.	30,000	164,029
Sagami Holdings Corp. (a)(c)	20,100	254,464

182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Saizeriya Co., Ltd. (a)(c)	12,300	$ 249,543
Sakai Chemical Industry Co., Ltd.	26,953	523,838
Sakai Moving Service Co., Ltd.	4,200	204,169
Sakata INX Corp.	20,900	208,148
Sakata Seed Corp.	13,700	489,425
Sakura Internet, Inc.	36,100	269,903
Sala Corp.	53,800	302,316
SAMTY Co., Ltd. (a)	13,400	200,498
San ju San Financial Group, Inc. (a)	11,300	146,912
San-A Co., Ltd.	10,200	447,996
San-Ai Oil Co., Ltd. (a)	34,600	328,525
SanBio Co., Ltd. (a)(c)	11,300	218,976
Sanei Architecture Planning Co., Ltd.	14,600	205,172
Sangetsu Corp.	31,200	477,476
San-In Godo Bank, Ltd.	73,000	390,837
Sanken Electric Co., Ltd.	11,300	262,771
Sanki Engineering Co., Ltd.	22,800	248,892
Sankyo Tateyama, Inc.	25,700	239,393
Sanoh Industrial Co., Ltd. (a)	35,200	189,792
Sanrio Co., Ltd. (a)	27,200	488,172
Sansan, Inc. (c)	5,700	366,749
Sanyo Chemical Industries, Ltd.	5,400	250,734
Sanyo Denki Co., Ltd.	5,000	226,950
Sanyo Electric Railway Co., Ltd. (a)	7,800	162,830
Sanyo Special Steel Co., Ltd. (c)	20,287	192,624
Sanyo Trading Co., Ltd.	25,400	239,246
Sapporo Holdings, Ltd.	35,400	632,993
Sato Holdings Corp.	24,740	524,433
Seikagaku Corp. (a)	19,500	204,184
Seiko Holdings Corp. (a)	11,800	158,444
Seiren Co., Ltd.	36,680	537,705
Sekisui Jushi Corp. (a)	12,200	253,988
Sekisui Plastics Co., Ltd.	20,100	115,614
Senko Group Holdings Co., Ltd.	41,200	382,602
Senshu Ikeda Holdings, Inc.	124,360	206,226
Septeni Holdings Co., Ltd.	15,500	46,120
Shibaura Machine Co., Ltd.	10,200	210,321
Shibuya Corp.	10,900	375,452
SHIFT, Inc. (c)	2,300	343,485
Shiga Bank, Ltd.	25,500	594,911
Shikoku Bank, Ltd.	24,000	168,976
Shikoku Chemicals Corp. (a)	21,100	232,934
Shikoku Electric Power Co., Inc.	45,800	348,936
Shima Seiki Manufacturing, Ltd. (a)	18,345	287,874
Shimachu Co., Ltd. (a)	37,660	1,268,656
Shinagawa Refractories Co., Ltd. (a)	6,400	148,219
Shin-Etsu Polymer Co., Ltd. (a)	19,700	166,889
Shinmaywa Industries, Ltd.	26,000	222,970
Shinoken Group Co., Ltd.	20,700	192,230
Shizuoka Gas Co., Ltd.	25,300	223,919
Shochiku Co., Ltd. (a)	11,160	1,625,407
Security Description	Shares	Value
Shoei Co., Ltd.	11,200	$ 370,397
Shoei Foods Corp. (a)	7,200	296,788
Showa Corp. (c)	21,400	464,785
Showa Sangyo Co., Ltd. (a)	10,000	332,607
Siix Corp.	18,600	217,496
Sinfonia Technology Co., Ltd.	37,680	427,038
Sinko Industries, Ltd.	11,600	161,035
Sintokogio, Ltd. (a)	31,900	213,110
SKY Perfect JSAT Holdings, Inc.	52,400	227,912
SMK Corp.	504	13,568
Sodick Co., Ltd. (a)	23,000	160,845
Solasto Corp.	21,600	281,232
Sosei Group Corp. (a)(c)	33,900	441,057
Sourcenext Corp. (a)	19,700	59,177
Space Value Holdings Co., Ltd.	24,100	115,327
S-Pool, Inc.	11,300	89,625
ST Corp.	11,200	240,280
St Marc Holdings Co., Ltd.	10,000	146,214
Star Asia Investment Corp. REIT	372	154,574
Star Micronics Co., Ltd.	17,100	225,559
Starts Corp., Inc. (a)	12,600	275,330
Starts Proceed Investment Corp. REIT	125	244,717
Starzen Co., Ltd.	4,800	188,989
Stella Chemifa Corp.	7,200	202,703
StemRIM, Inc. (a)(c)	16,500	139,311
Studio Alice Co., Ltd. (a)	11,300	179,892
Sumida Corp.	16,000	111,892
Sumitomo Bakelite Co., Ltd.	10,000	273,098
Sumitomo Densetsu Co., Ltd.	13,000	303,042
Sumitomo Mitsui Construction Co., Ltd.	69,660	281,861
Sumitomo Osaka Cement Co., Ltd. (a)	16,879	543,013
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,324
Sumitomo Warehouse Co., Ltd. (a)	36,900	465,053
Sun Corp. (a)(c)	9,000	193,509
Sun Frontier Fudousan Co., Ltd.	10,000	83,294
Sun-Wa Technos Corp. (a)	17,900	150,114
SuRaLa Net Co., Ltd. (c)	2,000	132,285
Suruga Bank, Ltd. (a)	119,800	430,249
SWCC Showa Holdings Co., Ltd. (a)	4,500	51,682
Systena Corp. (a)	38,000	656,799
Syuppin Co., Ltd.	17,900	138,410
T Hasegawa Co., Ltd.	12,000	240,273
T RAD Co., Ltd.	11,200	139,350
Tachi-S Co., Ltd.	17,400	159,936
Tadano, Ltd.	57,500	470,767
Taihei Dengyo Kaisha, Ltd.	12,500	278,238
Taiho Kogyo Co., Ltd.	20,200	107,575
Taikisha, Ltd. (a)	12,000	329,991
Taiko Pharmaceutical Co., Ltd. (a)	33,700	719,155
Taiyo Holdings Co., Ltd.	10,000	521,179
Takamatsu Construction Group Co., Ltd.	7,900	172,328

183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Takaoka Toko Co., Ltd.	1,900	$ 19,247
Takara Holdings, Inc.	56,600	625,373
Takara Standard Co., Ltd.	26,500	354,823
Takasago International Corp.	21,100	435,476
Takasago Thermal Engineering Co., Ltd.	31,200	446,137
Takashimaya Co., Ltd.	54,800	431,525
Takeei Corp. (a)	32,600	310,461
Takeuchi Manufacturing Co., Ltd.	19,000	374,851
Takuma Co., Ltd.	33,900	575,654
Tamron Co., Ltd.	10,000	157,112
Tamura Corp.	43,200	217,781
Tanseisha Co., Ltd.	20,500	137,534
Tatsuta Electric Wire and Cable Co., Ltd.	42,500	246,470
Tayca Corp. (a)	11,500	157,031
TeamSpirit, Inc. (c)	7,200	175,616
TechMatrix Corp.	23,100	500,175
Teikoku Electric Manufacturing Co., Ltd. (a)	3,600	37,047
Teikoku Sen-I Co., Ltd. (a)	12,100	305,452
tella, Inc. (a)(c)	10,600	96,026
TerraSky Co., Ltd. (c)	3,000	142,708
TKC Corp. (a)	7,700	496,892
TKP Corp. (a)(c)	7,800	165,860
Toa Corp. (a)(f)	16,400	132,561
Toa Corp. (f)	8,000	127,433
TOA ROAD Corp.	7,900	271,368
Toagosei Co., Ltd.	117,200	1,251,629
Tobishima Corp.	10,710	110,419
TOC Co., Ltd. (a)	65,060	401,346
Tocalo Co., Ltd.	29,600	309,940
Toho Bank, Ltd.	90,000	197,006
Toho Titanium Co., Ltd.	20,600	131,373
Toho Zinc Co., Ltd. (c)	6,800	129,389
TOKAI Holdings Corp.	55,100	540,923
Tokai Rika Co., Ltd.	16,400	243,210
Tokai Tokyo Financial Holdings, Inc. (a)	104,400	269,087
Tokushu Tokai Paper Co., Ltd.	5,100	241,154
Tokuyama Corp.	17,800	425,729
Tokyo Dome Corp. (a)	38,300	274,375
Tokyo Kiraboshi Financial Group, Inc.	10,000	107,173
Tokyo Seimitsu Co., Ltd.	19,600	618,478
Tokyo Steel Manufacturing Co., Ltd. (a)	48,900	331,313
Tokyotokeiba Co., Ltd.	8,900	449,512
Tokyu Construction Co., Ltd.	34,400	149,622
Tokyu REIT, Inc.	512	712,230
Tomoe Engineering Co., Ltd.	2,800	55,745
TOMONY Holdings, Inc.	80,280	258,649
Tomy Co., Ltd.	50,200	430,503
Tonami Holdings Co., Ltd.	4,200	259,092
Topcon Corp.	50,500	458,917
Toppan Forms Co., Ltd.	23,600	223,633
Topre Corp. (a)	21,900	234,502
Security Description	Shares	Value
Topy Industries, Ltd. (c)	19,398	$ 209,917
Torex Semiconductor, Ltd.	16,200	196,340
Toridoll Holdings Corp. (a)	18,300	246,936
Torii Pharmaceutical Co., Ltd.	5,600	158,029
Torikizoku Co., Ltd. (a)	11,300	158,155
Tosei Reit Investment Corp.	179	186,582
Tosho Co., Ltd.	9,000	110,443
Totetsu Kogyo Co., Ltd.	12,000	322,259
Towa Bank, Ltd.	25,300	173,094
Towa Pharmaceutical Co., Ltd.	10,000	199,848
Toyo Construction Co., Ltd.	34,200	132,872
Toyo Corp. (a)	5,668	53,549
Toyo Denki Seizo KK (a)	14,900	162,089
Toyo Gosei Co., Ltd.	2,000	138,918
Toyo Ink SC Holdings Co., Ltd.	19,000	361,888
Toyo Kanetsu KK	7,500	161,257
Toyo Machinery & Metal Co., Ltd.	200	824
Toyo Tanso Co., Ltd.	8,300	139,054
Toyobo Co., Ltd.	42,778	586,561
Toyota Motor Corp.	9	591
TPR Co., Ltd.	14,000	169,146
Trancom Co., Ltd.	3,800	272,946
Transcosmos, Inc.	11,700	316,642
Tri Chemical Laboratories, Inc. (a)	6,500	749,597
Trusco Nakayama Corp.	19,400	488,631
TS Tech Co., Ltd.	10,000	280,773
TSI Holdings Co., Ltd.	61,800	189,739
Tsubaki Nakashima Co., Ltd.	24,300	183,292
Tsubakimoto Chain Co.	15,400	360,301
Tsugami Corp. (a)	33,900	394,156
Tsukishima Kikai Co., Ltd.	24,600	296,515
Tsukuba Bank, Ltd. (a)	95,700	182,277
Tsukui Corp.	26,600	147,960
Tsurumi Manufacturing Co., Ltd.	10,900	187,881
UACJ Corp.	10,000	163,745
Uchida Yoko Co., Ltd.	6,800	335,715
Ulvac, Inc.	10,100	364,167
Union Tool Co.	7,200	219,009
Unipres Corp.	15,100	122,483
United Arrows, Ltd.	11,400	164,308
United Super Markets Holdings, Inc. (a)	30,800	370,079
UNITED, Inc.	5,300	73,426
Unitika, Ltd. (c)	6,400	21,711
Universal Entertainment Corp. (c)	10,900	198,417
Ushio, Inc.	53,600	678,571
UT Group Co., Ltd. (a)(c)	11,500	387,947
Uzabase, Inc. (c)	9,600	342,045
V Technology Co., Ltd. (a)	3,872	161,991
Valor Holdings Co., Ltd.	29,500	812,347
Valqua, Ltd.	10,476	188,316
ValueCommerce Co., Ltd.	11,300	376,381
V-Cube, Inc. (a)	7,200	123,764
Vector, Inc. (a)(c)	15,100	152,245
Vision, Inc. (a)(c)	12,800	98,853
Vital KSK Holdings, Inc.	25,400	262,111

184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
VT Holdings Co., Ltd.	73,000	$ 280,849
Wacom Co., Ltd.	65,700	430,197
Wakachiku Construction Co., Ltd.	3,800	43,354
Wakita & Co., Ltd.	10,900	108,659
Warabeya Nichiyo Holdings Co., Ltd.	11,300	167,043
Watahan & Co., Ltd.	19,600	298,653
WATAMI Co., Ltd. (a)	13,500	127,158
WDB Holdings Co., Ltd.	7,500	217,829
World Co., Ltd.	10,000	134,369
World Holdings Co., Ltd.	9,000	178,328
W-Scope Corp. (c)	17,400	119,045
Yahagi Construction Co., Ltd.	23,900	210,396
YAKUODO Holdings Co., Ltd.	7,700	192,117
YAMABIKO Corp.	19,700	239,506
YAMADA Consulting Group Co., Ltd.	11,200	128,206
Yamagata Bank, Ltd. (a)	15,600	201,190
Yamaguchi Financial Group, Inc.	56,500	365,673
Yamaichi Electronics Co., Ltd.	13,500	164,512
YA-MAN, Ltd. (a)	11,400	169,277
Yamanashi Chuo Bank, Ltd. (a)	19,600	153,041
Yamashin-Filter Corp.	28,600	291,068
Yamato Kogyo Co., Ltd. (a)	20,200	490,979
Yamazen Corp.	43,900	441,371
Yellow Hat, Ltd.	16,300	271,383
Yodogawa Steel Works, Ltd.	28,800	512,794
Yokogawa Bridge Holdings Corp.	15,600	288,259
Yokohama Reito Co., Ltd.	24,000	207,638
Yokowo Co., Ltd. (a)	17,700	460,740
Yondoshi Holdings, Inc.	11,900	198,127
Yonex Co., Ltd. (a)	23,200	138,281
Yorozu Corp.	11,900	118,177
Yoshinoya Holdings Co., Ltd. (a)	28,500	532,029
Yuasa Trading Co., Ltd.	10,300	319,160
Yumeshin Holdings Co., Ltd. (a)	39,300	256,588
Yurtec Corp.	28,800	176,026
Yushin Precision Equipment Co., Ltd.	12,600	83,339
Zenrin Co., Ltd.	39,365	419,650
ZERIA Pharmaceutical Co., Ltd.	19,600	373,316
ZIGExN Co., Ltd.	33,700	109,853
Zojirushi Corp.	21,000	346,451
		257,621,388
LIECHTENSTEIN — 0.0% (e)
VP Bank AG	14	1,722
LUXEMBOURG — 0.2%
B&S Group Sarl (d)	17,639	137,137
Orion Engineered Carbons SA	20	250
Solutions 30 SE (c)	67,851	1,426,610
		1,563,997
MALTA — 0.2%
Catena Media PLC (a)(c)	27,806	120,669
Kambi Group PLC (c)	10,812	353,957
Security Description	Shares	Value
Kindred Group PLC SDR	82,798	$ 602,621
		1,077,247
MONGOLIA — 0.0% (e)
Turquoise Hill Resources, Ltd. (c)	258,416	218,611
MOROCCO — 0.0% (e)
Vivo Energy PLC (c)(d)	207,583	201,272
NETHERLANDS — 1.0%
Accell Group NV (c)	11,866	329,778
Alfen Beheer B.V. (c)(d)	1,875	119,390
AMG Advanced Metallurgical Group NV (a)	11,924	197,435
Arcadis NV (a)(c)	29,700	646,402
Basic-Fit NV (c)(d)	14,665	349,957
Brack Capital Properties NV (c)	1,924	142,651
Brunel International NV (a)(c)	16,173	122,516
Flow Traders (a)(d)	17,505	699,158
ForFarmers NV	9,148	55,997
Heijmans NV ADR (a)(c)	21,486	183,172
Intertrust NV (d)	35,714	608,936
Kendrion NV (a)(c)	11,573	203,838
Merus NV (a)(c)	12,045	144,540
NIBC Holding NV (c)(d)	25,326	220,066
NSI NV REIT (c)	10,929	384,477
Ordina NV (c)	34,146	90,894
Pharming Group NV (a)(c)	355,707	396,431
PostNL NV	254,895	779,538
ProQR Therapeutics NV (a)(c)	10,085	48,307
SIF Holding NV (a)(c)	7,528	132,416
Sligro Food Group NV (c)	6,359	113,792
TKH Group NV	6,180	226,106
TomTom NV (c)	41,188	309,839
Van Lanschot Kempen NV ADR	6,669	122,937
Vastned Retail NV REIT (a)	11,707	313,003
		6,941,576
NEW ZEALAND — 1.0%
Air New Zealand, Ltd. (a)(c)	248,708	225,223
Argosy Property, Ltd.	341,520	307,013
Fletcher Building, Ltd. (c)	169,471	431,278
Genesis Energy, Ltd.	93,690	181,762
Goodman Property Trust REIT	448,569	696,785
Heartland Group Holdings, Ltd.	138,429	116,207
Infratil, Ltd.	2,822	9,308
Kathmandu Holdings, Ltd. (a)	168,744	139,425
Kiwi Property Group, Ltd.	757,091	530,464
Metlifecare, Ltd. (c)	62,106	244,260
Oceania Healthcare, Ltd.	131,797	99,314
Precinct Properties New Zealand, Ltd.	442,798	494,645
Pushpay Holdings, Ltd. (c)	83,726	489,785
Restaurant Brands New Zealand, Ltd. (c)	24,114	189,678
SKY Network Television, Ltd. (c)	354,513	33,275
SKYCITY Entertainment Group, Ltd.	335,897	661,643

185

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Summerset Group Holdings, Ltd.	128,144	$ 761,482
Synlait Milk, Ltd. (c)	29,320	106,205
Tourism Holdings, Ltd. (a)	63,237	92,795
Vital Healthcare Property Trust REIT (a)	229,323	450,200
Volpara Health Technologies, Ltd. (c)	59,870	56,000
Z Energy, Ltd.	302,946	548,678
		6,865,425
NORWAY — 1.5%
ArcticZymes Technologies ASA (a)(c)	20,844	144,803
Asetek A/S (c)	12,114	105,518
Atea ASA	37,795	462,107
Atlantic Sapphire ASA (c)	13,155	154,655
Austevoll Seafood ASA	21,877	181,673
Avance Gas Holding, Ltd. (a)(d)	79,140	210,271
Bergenbio ASA (c)	33,752	102,988
Bonheur ASA	4,019	94,928
Borregaard ASA	50,735	774,315
BW Energy, Ltd. (c)	9,284	16,620
BW Offshore, Ltd.	100,357	285,092
Crayon Group Holding ASA (c)(d)	13,733	179,357
Elkem ASA (d)	74,404	158,564
Europris ASA (d)	79,194	406,271
Fjordkraft Holding ASA (d)	19,184	185,554
Frontline, Ltd.	42,881	283,457
Golden Ocean Group, Ltd. (a)	32,677	124,826
Grieg Seafood ASA	26,227	239,380
Hexagon Composites ASA (c)	22,434	123,480
Hunter Group ASA (c)	326,024	111,327
IDEX ASA (a)(c)	569,266	121,682
Kahoot! A/S (c)	48,016	220,410
Kid ASA (d)	11,202	102,243
Kitron ASA (a)(c)	196,731	384,354
Kvaerner ASA (c)	101,520	80,833
Nordic Semiconductor ASA (c)	74,511	764,493
Norway Royal Salmon ASA	8,474	193,814
Norwegian Air Shuttle ASA (a)(c)	32,067	3,222
Norwegian Finans Holding ASA (c)	76,026	550,901
Odfjell Drilling, Ltd. (a)(c)	472	548
Opera, Ltd. ADR (a)(c)	19,410	189,830
PCI Biotech Holding ASA (a)(c)	26,723	145,088
Pexip Holding ASA (c)	19,817	176,533
PhotoCure ASA (c)	13,761	140,748
Protector Forsikring ASA (a)(c)	52,659	256,074
Sbanken ASA (c)(d)	34,582	250,219
Selvaag Bolig ASA	15,850	87,749
SFL Corp., Ltd. (a)	58,700	439,663
SpareBank 1 Nord Norge	36,221	248,529
SpareBank 1 SMN	37,572	338,512
Stolt-Nielsen, Ltd.	11,606	101,465
TGS Nopec Geophysical Co. ASA	35,103	423,940
Veidekke ASA (c)	70,965	913,172
Wallenius Wilhelmsen ASA (c)	58,196	88,818
Security Description	Shares	Value
XXL ASA (c)(d)	45,852	$ 128,981
		10,697,007
PERU — 0.1%
Hochschild Mining PLC (c)	188,494	533,183
PORTUGAL — 0.3%
Altri SGPS SA	116,204	510,455
Banco Comercial Portugues SA Class R (c)	2,687,861	253,100
Mota-Engil SGPS SA (a)(c)	36,585	46,505
REN - Redes Energeticas Nacionais SGPS SA	264,461	734,985
Sonae SGPS SA	258,865	175,760
		1,720,805
SINGAPORE — 1.5%
Accordia Golf Trust	373,100	5,029
AEM Holdings, Ltd.	39,800	112,248
AIMS APAC REIT	237,104	208,428
ARA LOGOS Logistics Trust REIT	36,148	16,418
Ascendas India Trust	413,900	415,386
Ascott Residence Trust	853,509	556,460
Best World International, Ltd. (a)(b)	280,300	139,626
BW LPG, Ltd. (d)	63,008	260,743
CapitaLand Retail China Trust REIT	347,334	282,427
CDL Hospitality Trusts Stapled Security (a)	407,280	313,269
China Aviation Oil Singapore Corp., Ltd.	206,000	140,341
Chip Eng Seng Corp., Ltd.	376,300	119,911
ESR-REIT (a)	2,370,283	668,492
Ezion Holdings, Ltd. (b)(c)	4,945,500	116,836
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	233,400	94,037
First Resources, Ltd.	193,300	171,338
Frasers Centrepoint Trust REIT (a)	201,900	353,484
Frencken Group, Ltd.	191,700	138,323
Golden Agri-Resources, Ltd.	1,225,800	127,510
Hyflux, Ltd. (b)(c)	33,300	—
IGG, Inc. (a)	402,000	458,021
Kenon Holdings, Ltd.	5,261	119,208
Keppel Infrastructure Trust	1,325,392	529,147
Keppel Pacific Oak US REIT	157,000	113,825
Lendlease Global Commercial REIT (a)	298,800	148,842
Manulife US Real Estate Investment Trust	682,455	505,017
Maxeon Solar Technologies, Ltd. (c)	5,451	92,449
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,058,718	275,324
Parkway Life Real Estate Investment Trust	225,600	685,840

186

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Prime US REIT	185,700	$ 153,202
Raffles Medical Group, Ltd. (a)	469,774	278,746
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	180,449	48,248
Sasseur Real Estate Investment Trust	197,700	111,515
Sheng Siong Group, Ltd.	260,600	307,352
Singapore Post, Ltd.	685,900	324,083
Singapore Press Holdings, Ltd.	448,836	341,945
Soilbuild Business Space REIT	309,151	113,234
SPH REIT	228,900	148,397
Starhill Global REIT	688,900	222,047
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (b)(c)	1,254	—
UG Healthcare Corp., Ltd. (c)	156,600	95,788
UMS Holdings, Ltd.	382,374	277,306
Wing Tai Holdings, Ltd.	506,799	645,982
XP Power, Ltd.	3,060	175,249
Yoma Strategic Holdings, Ltd. (c)	756,600	157,960
		10,569,033
SOUTH AFRICA — 0.1%
Investec PLC	211,327	390,135
SOUTH KOREA — 11.5%
AbClon, Inc. (c)	8,759	245,282
ABLBio, Inc. (c)	10,475	278,557
Able C&C Co., Ltd. (c)	7,570	48,482
Ace Technologies Corp. (c)	10,162	228,526
Advanced Process Systems Corp.	7,314	137,900
AfreecaTV Co., Ltd.	4,869	244,387
Ahnlab, Inc.	2,634	148,423
Air Busan Co., Ltd. (c)	13,829	44,461
Amicogen, Inc. (c)	11,953	447,152
Amotech Co., Ltd. (c)	8,897	237,355
Anam Electronics Co., Ltd. (c)	81,419	126,706
Ananti, Inc. (c)	19,101	153,037
Anterogen Co., Ltd. (c)	2,815	126,368
Aprogen KIC, Inc. (a)(c)	41,861	65,503
Aprogen pharmaceuticals, Inc. (c)	107,681	118,316
Asiana Airlines, Inc. (c)	42,606	142,809
BGF Co., Ltd.	29,746	103,774
BGF retail Co., Ltd.	3,254	343,625
BH Co., Ltd. (a)(c)	14,964	271,898
Binex Co., Ltd. (c)	14,578	388,290
Binggrae Co., Ltd.	1,421	71,688
Bioneer Corp. (c)	6,602	149,596
Biosolution Co., Ltd. (c)	3,253	72,459
BNK Financial Group, Inc.	83,331	360,543
Boditech Med, Inc.	4,766	127,148
Boryung Pharmaceutical Co., Ltd.	17,194	227,881
Bukwang Pharmaceutical Co., Ltd.	16,210	394,335
Cafe24 Corp. (c)	1,868	95,357
CammSys Corp. (c)	120,862	310,552
Cellivery Therapeutics, Inc. (c)	2,106	365,556
Security Description	Shares	Value
Cellumed Co., Ltd. (b)(c)	4,876	$ 18,699
Chabiotech Co., Ltd. (c)	24,647	401,475
Cheil Worldwide, Inc.	21,730	389,263
Chong Kun Dang Pharmaceutical Corp.	3,739	530,717
Chongkundang Holdings Corp.	1,837	167,286
Chunbo Co., Ltd.	1,279	186,245
CJ CGV Co., Ltd. (c)	832	15,971
CJ Freshway Corp.	1,771	25,668
CMG Pharmaceutical Co., Ltd. (c)	49,814	188,906
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uSCorp	6,347	621,946
Coreana Cosmetics Co., Ltd. (c)	41,931	189,667
CORESTEM, Inc. (c)	6,126	118,382
Cosmax, Inc.	4,909	486,912
Cosmecca Korea Co., Ltd. (c)	860	8,751
CosmoAM&T Co., Ltd. (c)	5,475	66,009
CrystalGenomics, Inc. (c)	16,604	255,555
CS Wind Corp.	7,844	664,678
Cuckoo Homesys Co., Ltd.	5,951	211,173
CUROCOM Co., Ltd. (c)	45,884	92,200
Dae Han Flour Mills Co., Ltd.	483	65,254
Dae Hwa Pharmaceutical Co., Ltd.	2,481	32,246
Daea TI Co., Ltd.	29,594	177,640
Daeduck Co., Ltd.	16,151	85,071
Daeduck Electronics Co., Ltd. (c)	26,407	240,474
Daejoo Electronic Materials Co., Ltd. (c)	4,231	161,353
Daesang Corp.	15,394	342,235
Daewon Pharmaceutical Co., Ltd.	10,395	180,435
Daewoo Engineering & Construction Co., Ltd. (c)	104,016	247,700
Daewoong Co., Ltd.	22,345	588,479
Daewoong Pharmaceutical Co., Ltd.	964	86,550
Daishin Securities Co., Ltd. Preference Shares	56,828	474,255
Daou Technology, Inc.	17,247	316,330
Dasan Networks, Inc. (c)	9,455	100,250
Dawonsys Co., Ltd.	14,998	266,745
DB HiTek Co., Ltd.	23,257	745,735
Dentium Co., Ltd. (c)	5,468	160,136
DGB Financial Group, Inc.	93,050	436,806
Digital Power Communications Co., Ltd.	13,350	182,071
DIO Corp. (c)	828	22,054
DMS Co., Ltd.	39,582	315,776
Dong-A Socio Holdings Co., Ltd.	3,946	421,761
Dong-A ST Co., Ltd.	4,168	330,375
Dongjin Semichem Co., Ltd.	10,122	256,620
Dongkoo Bio & Pharma Co., Ltd.	1,024	21,014
DongKook Pharmaceutical Co., Ltd.	14,851	347,306
Dongkuk Steel Mill Co., Ltd. (c)	20,397	110,575
Dongsuh Cos., Inc.	5,634	142,837
Dongsung Finetec Co., Ltd.	8,635	72,949

187

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Dongsung Pharmaceutical Co., Ltd. (a)(c)	8,967	$ 95,076
Dongwha Pharm Co., Ltd.	28,118	525,334
Dongwon F&B Co., Ltd.	400	58,487
Dongwon Industries Co., Ltd.	187	33,419
Doosan Co., Ltd.	3,995	160,039
Doosan Infracore Co., Ltd. (a)(c)	53,529	401,410
Doosan Solus Co., Ltd. (c)	7,158	241,762
DoubleUGames Co., Ltd.	5,975	380,622
Dreamtech Co., Ltd.	9,705	125,306
Echo Marketing, Inc.	5,995	141,225
Ecopro Co., Ltd.	10,064	385,952
EM-Tech Co., Ltd. (c)	15,801	165,509
ENF Technology Co., Ltd.	19,657	726,948
Enzychem Lifesciences Corp. (c)	967	90,623
Eo Technics Co., Ltd.	1,979	167,695
Eone Diagnomics Genome Center Co., Ltd. (c)	9,283	110,729
Esmo Corp. (c)	33,624	11,702
Eubiologics Co., Ltd. (c)	6,905	122,513
Eugene Corp.	37,600	132,139
Eugene Investment & Securities Co., Ltd.	103,136	318,359
Eugene Technology Co., Ltd.	3,833	92,097
Eutilex Co., Ltd. (c)	3,126	93,954
F&F Co., Ltd.	3,631	276,633
Feelux Co., Ltd. (c)	25,058	74,563
Fila Holdings Corp.	15,156	474,961
Finetex EnE, Inc. (b)(c)	22,588	—
Foosung Co., Ltd.	35,304	283,760
GAEASOFT (c)	10,053	113,897
GemVax & Kael Co., Ltd. (a)(c)	14,110	278,701
Geneonelifescience, Inc. (c)	14,113	357,803
GenNBio, Inc. (c)	33,206	139,553
Genomictree, Inc. (c)	5,709	81,034
Golfzon Newdin Holdings Co., Ltd.	2,694	12,370
Grand Korea Leisure Co., Ltd.	14,185	150,401
Gravity Co., Ltd. ADR (a)(c)	1,229	176,177
Green Cross Cell Corp.	3,115	108,406
Green Cross Holdings Corp.	13,399	266,949
Green Cross LabCell Corp.	4,438	187,083
GS Engineering & Construction Corp.	17,887	369,364
GS Home Shopping, Inc.	2,344	258,151
G-SMATT GLOBAL Co., Ltd. (c)	49,298	2,613
G-treeBNT Co., Ltd. (a)(c)	12,728	290,584
HAESUNG DS Co., Ltd.	15,316	259,305
Halla Holdings Corp.	2,711	71,977
Hana Tour Service, Inc.	4,501	150,867
Hanall Biopharma Co., Ltd. (c)	14,489	421,228
Handsome Co., Ltd.	10,614	274,539
Hanil Cement Co., Ltd.	16	1,122
Hanjin Heavy Industries & Construction Co., Ltd. (c)	31,523	225,877
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Hanjin Transportation Co., Ltd.	3,891	143,230
Security Description	Shares	Value
Hankook Tire Worldwide Co., Ltd.	13,440	$ 192,493
Hanmi Semiconductor Co., Ltd.	13,819	123,479
Hansae Co., Ltd.	10,418	160,345
Hansol Chemical Co., Ltd.	7,588	969,992
Hansol Holdings Co., Ltd. (c)	47,116	135,365
Hansol Paper Co., Ltd.	23,199	276,722
Hanssem Co., Ltd.	6,668	610,069
Hanwha Aerospace Co., Ltd. (c)	20,598	447,361
Hanwha Corp.	20,136	433,023
Hanwha General Insurance Co., Ltd. (c)	42,061	103,040
Hanwha Investment & Securities Co., Ltd. (c)	80,745	119,788
Hanwha Life Insurance Co., Ltd.	64,465	84,061
Harim Holdings Co., Ltd.	42,190	236,293
HDC Holdings Co., Ltd.	14,310	129,702
HDC Hyundai Development Co-Engineering & Construction Class E	13,550	246,206
Helixmith Co., Ltd. (c)	8,332	252,560
HFR, Inc. (c)	3,739	114,136
HJ Magnolia Yongpyong Hotel & Resort Corp. (c)	38,650	135,168
HLB Life Science Co., Ltd. (c)	13,326	354,372
HLB, Inc. (c)	156	13,833
HMM Co., Ltd. (c)	113,200	697,881
Homecast Co., Ltd. (c)	17,719	51,059
HS Industries Co., Ltd.	32,787	232,971
Huchems Fine Chemical Corp.	19,616	345,523
Hugel, Inc. (c)	3,804	594,263
Humedix Co., Ltd.	1,241	26,263
Huons Co., Ltd.	3,564	189,247
Huons Global Co., Ltd.	2,429	63,347
Hyosung Advanced Materials Corp. (c)	1,894	225,920
Hyosung Chemical Corp.	1,712	181,520
Hyosung Corp.	5,325	332,386
Hyosung Heavy Industries Corp. (c)	4,517	218,222
Hyosung TNC Co., Ltd.	1,542	169,429
Hyundai Bioscience Co., Ltd. (c)	26,653	251,830
Hyundai Construction Equipment Co., Ltd. (c)	6,762	153,222
Hyundai Corp.	2,543	31,312
Hyundai Department Store Co., Ltd.	3,865	186,062
Hyundai Electric & Energy System Co., Ltd. (c)	9,661	126,390
Hyundai Elevator Co., Ltd.	9,505	331,192
Hyundai Greenfood Co., Ltd.	32,409	205,622
Hyundai Home Shopping Network Corp.	3,797	231,489
Hyundai Livart Furniture Co., Ltd.	12,435	169,061
Hyundai Marine & Fire Insurance Co., Ltd.	18,950	362,148
Hyundai Mipo Dockyard Co., Ltd.	7,898	200,573
Hyundai Rotem Co., Ltd. (a)(c)	29,411	401,116

188

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Hyundai Wia Corp.	5,138	$ 177,930
Icure Pharm, Inc. (c)	2,882	118,903
Il Dong Pharmaceutical Co., Ltd. (c)	8,765	126,285
Iljin Diamond Co., Ltd.	3,038	140,535
Ilyang Pharmaceutical Co., Ltd.	7,645	517,729
Innocean Worldwide, Inc.	5,379	245,148
Innox Advanced Materials Co., Ltd. (c)	2,761	112,494
Inscobee, Inc. (c)	53,141	115,642
Insun ENT Co., Ltd. (c)	35,883	280,130
Interojo Co., Ltd.	3,952	73,329
iNtRON Biotechnology, Inc. (a)(c)	14,050	174,799
IS Dongseo Co., Ltd.	5,722	199,866
ISC Co., Ltd.	1	16
Jahwa Electronics Co., Ltd. (c)	22,011	255,964
JB Financial Group Co., Ltd.	136,451	527,369
Jeil Pharmaceutical Co., Ltd.	4,621	171,287
Jeju Air Co., Ltd. (c)	7,121	79,765
Jenax, Inc. (c)	7,821	21,333
JETEMA Co., Ltd. (c)	6,788	147,717
Jin Air Co., Ltd. (c)	12,933	102,845
JW Pharmaceutical Corp.	6,100	175,254
JW Shinyak Corp.	11,462	57,825
JYP Entertainment Corp.	19,698	644,248
Kangstem Biotech Co., Ltd. (a)(c)	13,930	84,330
KC Co., Ltd.	5,768	117,629
KCC Corp.	1,444	180,268
KEPCO Engineering & Construction Co., Inc. (a)	13,162	183,446
KEPCO Plant Service & Engineering Co., Ltd.	14,090	325,895
KG Dongbu Steel Co., Ltd. (c)	12,930	91,102
Kginicis Co., Ltd.	14,952	260,813
KGMobilians Co., Ltd.	11,146	90,826
Kiwi Media Group Co., Ltd. (b)(c)	677,509	65,173
Koh Young Technology, Inc.	4,409	337,414
Kolmar BNH Co., Ltd.	2,913	151,939
Kolmar Korea Co., Ltd.	8,485	335,192
Kolon Industries, Inc.	8,671	279,889
Kolon Life Science, Inc. (c)	3,025	81,994
Komipharm International Co., Ltd. (a)(c)	15,109	187,328
KONA I Co., Ltd. (b)(c)	1,185	9,917
Korea Electric Terminal Co., Ltd.	2,665	102,430
Korea Line Corp. (c)	6,756	97,628
Korea Petrochemical Ind Co., Ltd.	2,420	344,532
Korea Real Estate Investment & Trust Co., Ltd.	53,856	81,049
Korea United Pharm, Inc.	6,868	425,763
Korean Reinsurance Co.	87,513	557,479
KT Skylife Co., Ltd.	5,609	44,699
Kuk-il Paper Manufacturing Co., Ltd. (c)	30,016	142,958
Kumho Industrial Co., Ltd.	13,747	77,815
Kumho Tire Co., Inc. (c)	48,848	153,498
Security Description	Shares	Value
Kwang Dong Pharmaceutical Co., Ltd.	17,624	$ 146,477
L&C Bio Co., Ltd.	1,431	167,633
L&F Co., Ltd.	11,659	412,227
LabGenomics Co., Ltd. (c)	3,728	113,163
LB Semicon, Inc.	10,632	107,729
LEENO Industrial, Inc.	6,313	663,958
LegoChem Biosciences, Inc. (c)	10,321	514,506
LEMON Co., Ltd. (c)	9,210	115,371
LF Corp.	2,426	27,797
LG International Corp.	22,205	293,345
Lock&Lock Co., Ltd. (c)	3,733	34,473
Lotte Chilsung Beverage Co., Ltd.	2,581	198,623
LOTTE Fine Chemical Co., Ltd.	13,717	582,342
Lotte Food Co., Ltd.	635	162,619
LOTTE Himart Co., Ltd.	4,187	108,479
Lotte Non-Life Insurance Co., Ltd. (c)	102,188	143,736
Lotte Tour Development Co., Ltd. (c)	7,297	96,087
LS Corp.	7,269	326,313
LS Electric Co., Ltd.	10,601	512,147
Macrogen, Inc. (a)(c)	4,291	112,458
Maeil Dairies Co., Ltd.	915	52,889
MagnaChip Semiconductor Corp. (a)(c)	22,345	306,127
Mando Corp.	16,761	510,927
ME2ON Co., Ltd. (c)	36,963	201,645
Medipost Co., Ltd. (c)	8,113	225,457
MedPacto, Inc. (c)	5,575	543,437
Medy-Tox, Inc. (c)	2,371	427,773
Meerecompany, Inc.	351	10,789
Meritz Financial Group, Inc.	31,125	242,453
Meritz Fire & Marine Insurance Co., Ltd.	27,700	304,357
Meritz Securities Co., Ltd.	93,004	258,057
Mezzion Pharma Co., Ltd. (c)	3,057	440,971
MiCo, Ltd.	9,063	137,940
Minwise Co., Ltd.	21,976	294,078
Mirae Asset Life Insurance Co., Ltd.	53,719	176,154
Modetour Network, Inc.	7,379	78,554
Namhae Chemical Corp.	19,165	134,376
Namsun Aluminum Co., Ltd. (c)	35,805	161,344
Nanomedics Co., Ltd. (c)	23,874	83,697
Naturecell Co., Ltd. (c)	30,686	258,450
Neowiz (c)	6,403	140,707
NEPES Corp.	9,177	246,394
NewGLAB Co., Ltd. (c)	12,664	168,384
NHN Corp. (c)	7,937	504,928
NHN KCP Corp.	7,221	422,949
NICE Holdings Co., Ltd.	5,332	82,978
NICE Information Service Co., Ltd.	25,547	431,426
NKMax Co., Ltd. (c)	16,265	198,184
NongShim Co., Ltd.	2,596	697,002
OCI Co., Ltd. (c)	9,284	452,491

189

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
OliX Pharmaceuticals, Inc. (c)	2,330	$ 135,875
OncoQuest Pharmaceuticals, Inc. (c)	33,749	93,787
OptoElectronics Solutions Co., Ltd.	2,091	100,661
OPTRON-TEC, Inc.	53,274	318,870
Orion Holdings Corp.	11,897	123,599
OSANGJAIEL Co., Ltd. (c)	11,477	107,459
Oscotec, Inc. (a)(c)	9,756	383,733
Osstem Implant Co., Ltd. (c)	7,401	245,856
Paradise Co., Ltd.	23,651	278,069
Partron Co., Ltd.	7,350	63,790
Peptron, Inc. (c)	13,036	235,194
PharmAbcine (c)	4,700	84,998
Pharmicell Co., Ltd. (c)	35,825	552,921
PI Advanced Materials Co., Ltd.	8,350	207,411
POLUS BioPharm, Inc. (b)(c)	21,662	17,018
Poongsan Corp.	15,196	309,247
Posco ICT Co., Ltd.	8,220	48,779
Posco International Corp.	4,620	52,935
Power Logics Co., Ltd.	14,811	88,017
Prostemics Co., Ltd. (c)	5,430	18,201
PSK Holdings, Inc.	2	12
PSK, Inc.	9,839	268,795
Qurient Co., Ltd. (c)	4,165	119,839
RFHIC Corp.	4,019	141,584
RFTech Co., Ltd. (c)	10,867	104,070
Rsupport Co., Ltd.	9,102	119,855
S&S Tech Corp.	4,166	138,214
Sam Chun Dang Pharm Co., Ltd.	5,612	263,925
SAM KANG M&T Co., Ltd. (c)	9,060	135,571
Sam Yung Trading Co., Ltd.	6,326	73,835
Samick THK Co., Ltd.	17,422	159,398
Samjin Pharmaceutical Co., Ltd.	9,562	235,882
Samwha Capacitor Co., Ltd.	3,492	163,627
Samyang Holdings Corp.	3,753	205,380
Sang-A Frontec Co., Ltd.	3,564	128,298
Sangsangin Co., Ltd.	22,825	109,490
SeAH Steel Corp.	324	22,108
Seobu T&D (c)	13,086	70,269
Seohan Co., Ltd.	145,001	144,443
Seojin System Co., Ltd.	3,538	138,102
Seoul Semiconductor Co., Ltd.	22,310	327,162
Seoul Viosys Co., Ltd.	6,443	104,950
SFA Engineering Corp.	19,184	626,617
Shinsegae Information & Communication Co., Ltd.	2,402	276,245
Shinsegae International, Inc.	1,175	152,715
Shinsegae, Inc.	2,616	475,331
Shinsung E&G Co., Ltd. (c)	192,372	338,029
Silicon Works Co., Ltd.	4,780	183,720
SillaJen, Inc. (a)(c)	29,675	307,027
SIMMTECH Co., Ltd.	7,364	114,915
Sindoh Co., Ltd.	1,372	25,457
SK Bioland Co., Ltd.	3,976	82,954
SK D&D Co., Ltd.	4,202	148,750
Security Description	Shares	Value
SK Discovery Co., Ltd.	3,686	$ 201,398
SK Networks Co., Ltd.	65,246	265,280
SK Rent A Car Co., Ltd. (c)	2,836	20,733
SK Securities Co., Ltd.	288,150	177,892
SL Corp.	3,966	47,985
SM Entertainment Co., Ltd. (c)	8,665	265,248
S-MAC Co., Ltd. (c)	182,400	276,056
Solid, Inc. (c)	13,814	133,474
Songwon Industrial Co., Ltd.	14,286	158,801
Soulbrain Co., Ltd. (c)	3,186	590,343
Soulbrain Holdings Co., Ltd.	3,975	155,159
SPC Samlip Co., Ltd.	1,635	85,280
Ssangyong Motor Co. (c)	29,050	100,601
ST Pharm Co., Ltd. (c)	7,685	468,525
STCUBE (c)	12,200	84,498
Suheung Co., Ltd.	1,493	72,256
SundayToz Corp. (c)	1,014	18,815
Sungshin Cement Co., Ltd.	13,862	81,904
Synopex, Inc. (c)	30,103	123,295
Taekwang Industrial Co., Ltd.	347	193,454
Taeyoung Engineering & Construction Co., Ltd. (a)	21,608	182,730
Taihan Fiberoptics Co., Ltd. (c)	22,546	73,547
TechWing, Inc.	17,200	284,583
Tego Science, Inc. (c)	533	12,396
Telcon RF Pharmaceutical, Inc. (c)	38,204	254,149
Tesna, Inc.	2,458	95,630
Theragen Etex Co., Ltd. (c)	17,630	169,592
Toptec Co., Ltd.	9,297	128,783
Tovis Co., Ltd.	7,407	40,978
TY Holdings Co., Ltd. (a)(c)	20,831	435,501
UBCare Co., Ltd.	12,469	111,949
Ubiquoss Holdings, Inc.	3,136	77,495
Union Semiconductor Equipment & Materials Co., Ltd.	47,416	281,374
Unison Co., Ltd. (c)	23,611	104,175
UTI, Inc.	4,306	48,049
Value Added Technology Co., Ltd.	3,638	68,281
VICTEK Co., Ltd. (c)	15,596	95,483
Vidente Co., Ltd. (c)	10,454	52,292
Wave Electronics Co., Ltd. (c)	2,266	16,818
Webzen, Inc. (c)	10,666	322,853
Wellbiotec Co., Ltd. (c)	27,344	53,776
Wemade Co., Ltd.	5,484	174,907
Whanin Pharmaceutical Co., Ltd.	8,731	112,730
Wins Co., Ltd.	6,632	107,745
WiSoL Co., Ltd.	6,183	84,061
Wonik Holdings Co., Ltd. (c)	95,206	350,866
WONIK IPS Co., Ltd. (c)	15,594	444,686
Woojeon Co., Ltd. (c)	7,674	—
Woongjin Thinkbig Co., Ltd.	7,471	16,865
Woori Technology Investment Co., Ltd. (c)	70,361	141,985
Woory Industrial Co., Ltd.	8,359	131,871
YG Entertainment, Inc. (c)	3,789	187,911
Young Poong Corp.	554	222,168

190

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Youngone Corp.	9,691	$ 229,535
Yuanta Securities Korea Co., Ltd. (c)	70,271	165,838
Yungjin Pharmaceutical Co., Ltd. (c)	49,920	347,455
Yuyang D&U Co., Ltd. (a)(b)(c)	30,821	16,076
Zinus, Inc.	3,025	214,427
		79,859,971
SPAIN — 1.3%
Abengoa SA Class B (c)	11,941,624	86,821
Aedas Homes SA (c)(d)	11,971	257,172
Almirall SA	23,781	267,016
Amper SA (a)(c)	670,487	122,497
Applus Services SA (c)	74,819	561,075
Atresmedia Corp. de Medios de Comunicacion SA	48,279	127,722
Audax Renovables SA (c)	75,064	167,773
Befesa SA (d)	10,089	404,616
Construcciones y Auxiliar de Ferrocarriles SA (c)	10,809	373,284
Deoleo SA (c)	393,385	121,323
Distribuidora Internacional de Alimentacion SA (a)(c)	821,536	102,407
Ence Energia y Celulosa SA (c)	51,108	131,371
Ercros SA	59,475	131,118
Euskaltel SA (d)	43,821	464,022
Faes Farma SA	171,252	690,817
Gestamp Automocion SA (d)	71,746	207,977
Global Dominion Access SA (d)	40,001	163,237
Grupo Ezentis SA (a)(c)	278,239	78,143
Indra Sistemas SA (a)(c)	50,310	358,401
Laboratorios Farmaceuticos Rovi SA (c)	4,931	181,565
Lar Espana Real Estate Socimi SA REIT (a)	23,537	108,609
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (c)	1,042,533	277,514
Mediaset Espana Comunicacion SA (c)	67,688	251,617
Melia Hotels International SA (a)(c)	15,761	57,923
Miquel y Costas & Miquel SA	9,658	139,756
Neinor Homes SA (c)(d)	22,684	290,476
Obrascon Huarte Lain SA (a)(c)	77,186	51,592
Oryzon Genomics SA (a)(c)	22,990	80,339
Pharma Mar SA (a)	5,848	740,627
Promotora de Informaciones SA Class A (c)	2,258	1,059
Prosegur Cash SA (d)	195,110	160,157
Prosegur Cia de Seguridad SA	54,130	129,490
Sacyr SA	200,396	357,192
Talgo SA (c)(d)	35,163	141,226
Tecnicas Reunidas SA (c)	38,225	409,248
Tubacex SA (a)(c)	76,708	98,047
Unicaja Banco SA (c)(d)	592,504	445,019
		8,738,248
Security Description	Shares	Value
SWEDEN — 4.5%
AcadeMedia AB (d)	48,327	$ 399,035
Adapteo Oyj (c)	25,231	228,066
Alimak Group AB (d)	18,827	256,636
Ambea AB (c)(d)	24,812	167,724
Arjo AB Class B	75,667	468,797
Atrium Ljungberg AB Class B	17,153	280,964
Attendo AB (c)(d)	45,613	248,909
Azelio AB	55,850	170,670
Bactiguard Holding AB (a)(c)	5,618	108,908
Beijer Alma AB	10,026	129,498
Betsson AB	47,862	368,992
Bilia AB Class A (c)	26,157	330,543
BioArctic AB (a)(c)(d)	10,418	103,540
BioGaia AB Class B	5,909	384,250
Biotage AB (c)	34,064	674,810
Bonava AB Class B (c)	56,289	468,551
BoneSupport Holding AB (c)(d)	20,871	149,712
Boozt AB (c)(d)	18,686	260,560
BTS Group AB Class B	5,766	129,493
Bufab AB (c)	21,640	336,085
Bure Equity AB	21,011	662,962
Bygghemma Group First AB (c)	12,758	179,895
Byggmax Group AB (c)	29,365	173,237
Calliditas Therapeutics AB Class B (c)	13,686	162,703
Camurus AB (c)	6,204	133,507
Cantargia AB (c)	38,307	184,045
Catena AB	5,479	243,341
Cell Impact AB (c)	52,875	145,332
Cellavision AB (c)	17,729	711,537
CELLINK AB Class B (c)	8,241	187,840
Cibus Nordic Real Estate AB	14,896	272,955
Clas Ohlson AB Class B (c)	25,143	256,487
Climeon AB (a)(c)	9,627	57,439
Cloetta AB Class B (c)	102,757	298,512
Coor Service Management Holding AB (c)(d)	40,794	278,037
Creades AB Class A	1,812	167,635
CTT Systems AB	8,715	119,965
Diamyd Medical AB (c)	28,143	207,535
Dios Fastigheter AB	35,899	254,702
Duni AB (c)	15,735	158,405
Dustin Group AB (d)	34,423	216,538
Electrolux Professional AB Class B (c)	62,133	249,920
Enlabs AB (c)	37,535	131,477
Enzymatica AB (c)	70,015	140,421
Eolus Vind AB Class B (a)	10,189	180,670
Fagerhult AB (c)	24,570	119,556
Ferronordic AB (a)(c)	4,982	91,402
Fingerprint Cards AB Class B (a)(c)	147,783	295,236
G5 Entertainment AB	3,260	136,738
GARO AB (c)	2,087	114,027
Genovis AB (c)	34,981	131,716

191

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Granges AB (c)	34,627	$ 310,095
Haldex AB (c)	41,299	192,882
Hansa Biopharma AB (a)(c)	19,698	523,813
Hexatronic Group AB (c)	13,703	97,682
HIQ International AB (c)	30,023	240,519
HMS Networks AB (c)	3,702	85,001
Hoist Finance AB (a)(c)(d)	68,551	241,728
Humana AB (c)	12,249	78,968
Immunicum AB (c)	95,301	106,269
Immunovia AB (c)	11,764	343,062
Impact Coatings AB (c)	47,979	125,978
Instalco AB	29,800	665,256
Intervacc AB (c)	27,924	124,332
INVISIO Communications AB (a)	9,339	182,815
Inwido AB (c)	28,906	294,873
Kancera AB (a)(c)	332,036	117,604
Karnov Group AB	12,848	77,519
Karo Pharma AB (c)	76,981	600,366
K-fast Holding AB (c)	3,879	102,804
Klovern AB Class B	295,094	545,347
KNOW IT AB (c)	21,910	556,930
Kungsleden AB	98,229	933,450
LeoVegas AB (d)	60,378	256,219
Lime Technologies AB	4,226	168,804
Lindab International AB	48,018	839,108
Loomis AB (c)	18,894	517,210
Maha Energy AB (a)(c)	89,328	130,349
Medcap AB (c)	5,403	122,548
Medicover AB Class B (c)	10,741	160,095
Mekonomen AB (c)	13,788	143,657
Minesto AB (c)	37,214	126,195
MIPS AB	9,618	430,070
Modern Times Group MTG AB Class B (c)	32,949	462,759
Munters Group AB (c)(d)	48,895	382,419
Mycronic AB	28,492	672,984
NCC AB Class B	38,901	711,519
New Wave Group AB Class B (c)	88,670	468,118
Nobia AB (c)	49,283	330,939
Nobina AB (c)(d)	45,580	300,471
Nordic Waterproofing Holding A/S (c)(d)	7,621	104,395
Note AB (c)	16,084	114,295
NP3 Fastigheter AB	6,464	88,690
Nyfosa AB (c)	39,152	347,993
Oasmia Pharmaceutical AB (c)	227,181	110,164
Oncopeptides AB (a)(c)(d)	24,600	363,365
Orexo AB (c)	21,410	148,315
Platzer Fastigheter Holding AB Class B	14,198	147,532
PowerCell Sweden AB (c)	8,959	234,235
Pricer AB Class B	50,725	133,472
Ratos AB Class B (c)	61,418	230,163
RaySearch Laboratories AB (c)	13,201	129,208
Recipharm AB Class B (c)	32,330	562,434
Resurs Holding AB (d)	85,124	441,694
Security Description	Shares	Value
Scandi Standard AB (c)	27,069	$ 207,479
Sdiptech AB Class B (c)	8,798	155,808
Sedana Medical AB (c)	4,859	144,413
Sensys Gatso Group AB (c)	961,857	165,719
SkiStar AB	20,156	272,050
Smart Eye AB (a)(c)	10,042	144,066
SolTech Energy Sweden AB (c)	53,835	124,753
SpectraCure AB (c)	24,385	51,222
Storytel AB (c)	14,809	413,659
Svolder AB Class B	6,438	119,840
Tethys Oil AB (c)	30,335	146,083
Tobii AB (c)	36,939	218,539
Troax Group AB	17,642	332,734
Vitec Software Group AB Class B (a)	4,869	161,303
Xvivo Perfusion AB (c)	5,749	174,397
		31,088,292
SWITZERLAND — 1.9%
AC Immune SA (a)(c)	27,261	133,034
APG SGA SA (c)	283	56,985
Arbonia AG (c)	18,860	243,871
Aryzta AG (a)	431,758	285,254
Ascom Holding AG (c)	19,528	271,638
Autoneum Holding AG (a)(c)	1,312	162,081
Basilea Pharmaceutica AG (a)	3,288	181,265
Bell Food Group AG	766	197,180
Bobst Group SA	2,589	161,610
Bossard Holding AG Class A	1,856	336,555
Burckhardt Compression Holding AG	1,271	322,333
Burkhalter Holding AG	1,072	73,742
Coltene Holding AG (a)	2,149	163,032
Comet Holding AG	3,147	484,338
Dufry AG (a)(c)	9,158	284,085
Evolva Holding SA (c)	421,483	107,808
Feintool International Holding AG (a)(c)	2,039	116,292
Gurit Holding AG	217	462,461
Huber + Suhner AG	5,806	437,306
Implenia AG	7,635	234,015
Intershop Holding AG	234	151,543
Jungfraubahn Holding AG (c)	669	84,176
Kardex Holding AG	3,675	684,000
Komax Holding AG (a)(c)	2,043	355,565
Kudelski SA (a)	23,137	80,586
Landis+Gyr Group AG	5,282	290,043
LEM Holding SA	254	477,174
Leonteq AG (a)	3,371	120,347
Medacta Group SA (c)(d)	1,306	122,249
Metall Zug AG Class B	114	162,547
Meyer Burger Technology AG (a)(c)	140,199	37,936
Mobilezone Holding AG	16,979	168,727
Mobimo Holding AG	2,807	826,442
Molecular Partners AG (c)	8,914	155,431
ObsEva SA (a)(c)	49,994	123,985

192

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Orior AG	5,325	$ 426,580
Rieter Holding AG (a)	1,356	121,025
Schweiter Technologies AG	502	701,571
Schweizerische Nationalbank (a)	44	234,667
Sensirion Holding AG (c)(d)	3,727	195,934
Swissquote Group Holding SA	5,105	416,179
u-blox Holding AG	3,410	189,847
Valiant Holding AG	6,138	518,431
Valora Holding AG (a)(c)	4,212	786,698
Vetropack Holding AG (c)	5,554	342,157
V-ZUG Holding AG (c)	1,145	93,719
Ypsomed Holding AG (a)	1,705	249,788
Zehnder Group AG	2,382	115,632
		12,947,864
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd.	186,500	201,420
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (c)	123,400	249,826
TURKEY — 0.1%
Eldorado Gold Corp. (a)(c)	68,834	724,026
UNITED KINGDOM — 6.9%
4imprint Group PLC (c)	3,840	92,734
888 Holdings PLC	150,425	490,063
A.G. Barr PLC	42,682	268,723
Adriatic Metals PLC ADR (c)	66,930	110,815
Aggreko PLC	82,565	394,725
Anglo Pacific Group PLC	114,643	187,931
AO World PLC (c)	140,344	391,903
Ascential PLC (c)(d)	186,313	709,108
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	336,706	221,782
Autolus Therapeutics PLC ADR (a)(c)	23,255	270,688
Avon Rubber PLC	15,292	840,203
Babcock International Group PLC	182,977	592,328
Biffa PLC (d)	129,952	365,404
BMO Commercial Property Trust REIT	477,308	398,623
Bodycote PLC	69,764	525,362
Brewin Dolphin Holdings PLC	151,555	457,497
Cairn Energy PLC	313,407	583,043
Capita PLC (c)	709,551	280,421
Capital & Counties Properties PLC REIT	510,766	738,896
Capital & Regional PLC REIT	3,611	1,755
Card Factory PLC	184,826	81,480
Chemring Group PLC	93,420	291,668
Cineworld Group PLC (a)	506,055	266,859
Civitas Social Housing PLC REIT	239,355	326,767
Clarkson PLC	11,210	327,526
Clipper Logistics PLC	35,492	223,685
CLS Holdings PLC	56,527	155,656
CMC Markets PLC (d)	34,454	137,858
Coats Group PLC	530,490	383,372
Security Description	Shares	Value
Concentric AB (c)	8,800	$ 170,494
ContourGlobal PLC (d)	29,544	73,944
Custodian Reit PLC	71,440	82,014
Daily Mail & General Trust PLC Class A	11,930	100,250
De La Rue PLC (c)	67,945	114,191
Devro PLC	142,527	341,247
Dignity PLC (a)(c)	20,517	113,392
Dixons Carphone PLC	564,337	680,693
Drax Group PLC	192,321	661,860
Elementis PLC (c)	242,582	238,344
Empiric Student Property PLC REIT	335,359	264,467
EnQuest PLC (a)(c)	655,696	88,668
Equiniti Group PLC (c)(d)	183,528	270,482
Essentra PLC (c)	141,664	467,015
Euromoney Institutional Investor PLC	27,984	290,507
FDM Group Holdings PLC	36,340	478,260
Firstgroup PLC (c)	836,650	411,881
FLEX LNG, Ltd.	21,111	119,357
Forterra PLC (c)(d)	187,724	429,560
Foxtons Group PLC (c)	225,630	107,927
Future PLC	44,568	1,118,932
Gamesys Group PLC	37,810	582,659
GAN, Ltd. (c)	5,317	89,857
GCP Student Living PLC REIT	95,476	152,314
Genel Energy PLC (a)	100,483	157,184
GoCo. Group PLC	154,069	213,123
Greggs PLC (c)	35,863	544,773
Gulf Keystone Petroleum, Ltd. (c)	147,103	140,729
Gym Group PLC (c)(d)	146,892	259,026
Halfords Group PLC	79,231	185,808
Hammerson PLC REIT (a)(c)	1,537,282	323,946
Helical PLC	37,872	144,679
Hill & Smith Holdings PLC	33,927	523,698
Hollywood Bowl Group PLC	40,849	71,293
Hyve Group PLC	482	403
Ibstock PLC (c)(d)	190,774	384,747
Indivior PLC (c)	285,085	431,213
International Personal Finance PLC (a)(c)	99,726	59,822
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC (c)	163,597	164,969
J D Wetherspoon PLC	73,802	798,115
James Fisher & Sons PLC	5,029	73,727
John Laing Group PLC (d)	113,455	459,972
John Menzies PLC	56,194	82,673
John Wood Group PLC (c)	267,964	737,190
Johnston Press PLC (b)(c)	358	—
Jupiter Fund Management PLC	257,364	745,293
Just Group PLC (c)	431,790	250,863
Kainos Group PLC	33,728	432,983
Keller Group PLC	51,458	405,137
Lb-shell PLC (b)(c)	571	—

193

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
Lookers PLC	124,707	$ 33,856
Luceco PLC (d)	38,419	95,859
Luxfer Holdings PLC	8,133	102,069
LXI REIT PLC	188,137	262,681
Marshalls PLC	92,925	784,471
Marston's PLC	499,670	284,228
McCarthy & Stone PLC (c)(d)	244,044	220,219
Micro Focus International PLC (c)	151,023	480,492
Mitchells & Butlers PLC (c)	178,193	311,918
Mitie Group PLC	340,384	144,336
Morgan Advanced Materials PLC	164,015	504,652
Morgan Sindall Group PLC	21,313	314,109
National Express Group PLC (c)	261,741	517,043
NCC Group PLC	33,277	75,716
Ninety One PLC (c)	89,633	236,390
NuCana PLC ADR (c)	6,967	36,019
On the Beach Group PLC (d)	68,851	217,186
OneSavings Bank PLC	202,537	730,533
Oxford Biomedica PLC (c)	30,915	327,729
Oxford Instruments PLC (c)	7,486	154,072
Pagegroup PLC (c)	135,247	654,628
Paragon Banking Group PLC	119,903	516,185
PayPoint PLC	29,718	193,634
Petropavlovsk PLC (c)	891,060	378,996
Pets at Home Group PLC	277,556	1,517,109
Photo-Me International PLC	96,421	63,448
Picton Property Income, Ltd. REIT	160,330	129,754
Playtech PLC (c)	154,544	724,654
Polypipe Group PLC (c)	101,481	568,073
Premier Foods PLC (c)	219,397	262,364
Premier Oil PLC (a)(c)	2,878	618
Provident Financial PLC (c)	164,368	412,240
PZ Cussons PLC	177,863	540,362
Rathbone Brothers PLC	22,851	455,534
RDI REIT PLC	107,074	122,091
Regional REIT, Ltd. (d)	161,990	137,171
Renewi PLC	266,054	66,796
Sabre Insurance Group PLC (d)	106,976	351,970
Saga PLC (c)	290,685	1,879
Sanne Group PLC	71,150	604,326
Savills PLC (c)	68,131	686,582
Schroder Real Estate Investment Trust, Ltd.	515,631	214,981
Senior PLC	386,344	222,262
SIG PLC (a)	301,915	100,311
Spire Healthcare Group PLC (d)	91,489	112,363
SSP Group PLC	164,366	383,549
St Modwen Properties PLC	110,504	447,150
Standard Life Investment Property Income Trust, Ltd. REIT	156,712	94,106
SThree PLC	18,673	57,937
Supermarket Income Reit PLC (a)	151,755	206,979
Synthomer PLC	89,153	364,673
TalkTalk Telecom Group PLC	362,868	376,231
Telecom Plus PLC	30,387	524,838
Security Description	Shares	Value
Tiziana Life Sciences PLC ADR (a)(c)	38,404	$ 128,653
TORM PLC (a)	31,859	215,815
Triple Point Social Housing REIT PLC (d)	162,965	225,429
Triple Point Social Housing REIT PLC	27,160	351
Tyman PLC (c)	105,821	304,392
UK Commercial Property REIT, Ltd.	418,483	368,972
Vectura Group PLC	265,097	352,999
Vesuvius PLC (c)	78,883	403,229
Virgin Money UK PLC ADR (c)	477,874	443,558
Vistry Group PLC (c)	97,355	715,517
WH Smith PLC	46,497	572,861
William Hill PLC	439,278	1,578,758
Workspace Group PLC REIT	49,474	344,424
		48,138,886
UNITED STATES — 0.9%
Access Bio, Inc. ADR (c)	8,762	173,817
Adaptimmune Therapeutics PLC ADR (c)	61,952	494,377
Argonaut Gold, Inc. (c)	115,661	232,924
Avadel Pharmaceuticals PLC ADR (a)(c)	17,831	89,868
Charlottes Web Holdings, Inc. (a)(c)	43,789	103,264
Civeo Corp. (c)	88,678	59,867
Constellium SE (c)	64,480	506,168
DHT Holdings, Inc.	56,132	289,641
Diversified Gas & Oil PLC	274,024	371,971
Energy Fuels, Inc. (a)(c)	32,019	53,215
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	19,857	—
IMAX Corp. (a)(c)	32,677	390,817
Inmode, Ltd. (c)	4,795	173,483
MeiraGTx Holdings PLC (a)(c)	6,296	83,359
Myovant Sciences, Ltd. (c)	13,777	193,567
New Pride Corp. (b)(c)	8,992	2,757
Nitro Software, Ltd. (c)	85,556	169,249
Nordic American Tankers, Ltd. (a)	87,951	306,949
Ormat Technologies, Inc.	1	46
Oxford Immunotec Global PLC (c)	16,898	197,707
Pluristem Therapeutics, Inc. (a)(c)	11,774	123,980
REC Silicon ASA (a)(c)	274,267	113,030
Reliance Worldwide Corp., Ltd.	273,567	749,022
Sims, Ltd.	83,312	452,631
Stratasys, Ltd. (a)(c)	28,773	358,799
TI Fluid Systems PLC (c)(d)	82,054	163,277
Viemed Healthcare, Inc. (a)(c)	10,330	89,322
		5,943,107
TOTAL COMMON STOCKS (Cost $748,312,893)		687,296,087

194

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

Security Description	Shares	Value
RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Corporate Travel Management Ltd.(expiring 10/15/20) (c)	8,825	$ 21,380
Pointsbet Holdings Ltd. (expiring 9/22/20) (b) (c)	10,820	—
		21,380
BERMUDA — 0.0% (e)
Summit Ascent Holdings, Ltd. (expiring 10/06/20)	575,000	—
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (c)	180,773	140,541
FRANCE — 0.0% (e)
Solocal Group SA (expiring 10/06/20) (a) (b) (c)	189,638	—
SOUTH KOREA — 0.0% (e)
Hanjin Transportation Co., Ltd. (expiring 10/29/20) (c)	772	4,357
Jin Air Co., Ltd. (expiring 10/27/20) (c)	5,294	10,411
Medytox, Inc. (expiring 10/15/20) (c)	276	6,868
		21,636
TOTAL RIGHTS (Cost $155,784)		183,557
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (c)	533	46
CGG SA (expiring 2/21/23) (c)	1,729	47
Technicolor SA (expiring 9/22/24) (a) (c)	4,594	426
		519
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (c)	389,064	—
TOTAL WARRANTS (Cost $0)		519
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g) (h)	2,968,910	2,969,504
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	56,614,313	$ 56,614,313
TOTAL SHORT-TERM INVESTMENTS (Cost $59,583,817)		59,583,817
TOTAL INVESTMENTS — 107.6% (Cost $808,052,494)		747,063,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(52,802,074)
NET ASSETS — 100.0%		$ 694,261,906
(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the securities is $735,233, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

195

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$685,817,537	$743,317	$735,233	$687,296,087
Rights	147,409	36,148	0(a)	183,557
Warrants	519	—	—	519
Short-Term Investments	59,583,817	—	—	59,583,817
TOTAL INVESTMENTS	$745,549,282	$779,465	$735,233	$747,063,980
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$ 2,808,915	$ 40,942,172	$ 40,781,082	$(501)	$—	2,968,910	$ 2,969,504	$ 11,436
State Street Navigator Securities Lending Portfolio II	—	—	164,578,670	107,964,357	—	—	56,614,313	56,614,313	1,254,332
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$214,287,851	$222,976,943	$(501)	$—		$59,583,817	$1,423,284
196

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 7, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 7, 2020